JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	112,362	2,327,008
Total Investment Companies (cost $2,735,288)		2,327,008
Total Investments 100.0% (cost $2,735,288)		2,327,008
Other Assets and Liabilities, Net (0.0)%		(788)
Total Net Assets 100.0%		2,326,220

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	15,162	143,584
Total Investment Companies (cost $161,258)		143,584
Total Investments 100.0% (cost $161,258)		143,584
Other Assets and Liabilities, Net (0.0)%		(42)
Total Net Assets 100.0%		143,542

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	30,604	306,040
Total Investment Companies (cost $332,883)		306,040
Total Investments 100.0% (cost $332,883)		306,040
Other Assets and Liabilities, Net (0.0)%		(120)
Total Net Assets 100.0%		305,920

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	38,229	344,444
Total Investment Companies (cost $453,697)		344,444
Total Investments 100.0% (cost $453,697)		344,444
Other Assets and Liabilities, Net (0.0)%		(117)
Total Net Assets 100.0%		344,327

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	24,189	654,076
Total Investment Companies (cost $822,862)		654,076
Total Investments 100.0% (cost $822,862)		654,076
Other Assets and Liabilities, Net (0.0)%		(252)
Total Net Assets 100.0%		653,824

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	38,982	574,594
Total Investment Companies (cost $869,134)		574,594
Total Investments 100.0% (cost $869,134)		574,594
Other Assets and Liabilities, Net (0.0)%		(202)
Total Net Assets 100.0%		574,392

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	43,120	3,223,245
Total Investment Companies (cost $4,090,909)		3,223,245
Total Investments 100.0% (cost $4,090,909)		3,223,245
Other Assets and Liabilities, Net (0.0)%		(975)
Total Net Assets 100.0%		3,222,270

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	170,117	7,832,205
Total Investment Companies (cost $8,357,309)		7,832,205
Total Investments 100.0% (cost $8,357,309)		7,832,205
Other Assets and Liabilities, Net (0.0)%		(2,930)
Total Net Assets 100.0%		7,829,275

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	90,384	1,248,197
Total Investment Companies (cost $1,741,263)		1,248,197
Total Investments 100.0% (cost $1,741,263)		1,248,197
Other Assets and Liabilities, Net (0.0)%		(485)
Total Net Assets 100.0%		1,247,712

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	59,302	1,215,699
Total Investment Companies (cost $1,414,065)		1,215,699
Total Investments 100.0% (cost $1,414,065)		1,215,699
Other Assets and Liabilities, Net (0.0)%		(524)
Total Net Assets 100.0%		1,215,175

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Washington Mutual Investors Fund - Class 1 (a)	274,857	3,166,353
Total Investment Companies (cost $3,714,097)		3,166,353
Total Investments 100.0% (cost $3,714,097)		3,166,353
Other Assets and Liabilities, Net (0.0)%		(1,274)
Total Net Assets 100.0%		3,165,079

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.7%) (a)	118,546	1,019,494
Total Investment Companies (cost $1,184,632)		1,019,494
Total Investments 100.0% (cost $1,184,632)		1,019,494
Other Assets and Liabilities, Net (0.0)%		(198)
Total Net Assets 100.0%		1,019,296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.9%) (a)	110,283	757,646
Total Investment Companies (cost $1,098,292)		757,646
Total Investments 100.0% (cost $1,098,292)		757,646
Other Assets and Liabilities, Net (0.0)%		(213)
Total Net Assets 100.0%		757,433

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.9%) (a)	244,746	1,830,703
Total Investment Companies (cost $2,446,337)		1,830,703
Total Investments 100.0% (cost $2,446,337)		1,830,703
Other Assets and Liabilities, Net (0.0)%		(399)
Total Net Assets 100.0%		1,830,304

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.9%) (a)	345,985	2,833,615
Total Investment Companies (cost $3,456,535)		2,833,615
Total Investments 100.0% (cost $3,456,535)		2,833,615
Other Assets and Liabilities, Net (0.0)%		(494)
Total Net Assets 100.0%		2,833,121

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.9%) (a)	269,798	2,169,177
Total Investment Companies (cost $2,696,764)		2,169,177
Total Investments 100.0% (cost $2,696,764)		2,169,177
Other Assets and Liabilities, Net (0.0)%		(378)
Total Net Assets 100.0%		2,168,799

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.3%
JNL Multi-Manager Mid Cap Fund - Class I (8.4%) (a)	7,322	114,221
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	859	29,416
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,568	38,142
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (37.5%) (a)	6,206	25,818
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.7%) (a)	3,819	66,904
JNL/JPMorgan U.S. Value Fund - Class I (4.9%) (a)	5,322	71,259
JNL/Morningstar Wide Moat Index Fund - Class I (10.1%) (a)	7,013	81,989
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	927	47,171
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	3,823	79,982
JNL/WMC Equity Income Fund - Class I (6.4%) (a)	4,934	70,847
		625,749
International Equity 17.5%
JNL Multi-Manager International Small Cap Fund - Class I (8.4%) (a)	4,676	45,353
JNL/Causeway International Value Select Fund - Class I (6.5%) (a)	6,371	83,021
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	6,313	94,123
		222,497
Alternative 11.0%
JNL Multi-Manager Alternative Fund - Class I (1.8%) (a)	1,879	19,671
JNL/Blackrock Global Natural Resources Fund - Class I (1.1%) (a)	1,398	15,669
JNL/First Sentier Global Infrastructure Fund - Class I (5.1%) (a)	3,017	46,760
JNL/Heitman U.S. Focused Real Estate Fund - Class I (8.9%) (a)	2,055	21,374
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.2%) (a)	1,605	25,077
JNL/Westchester Capital Event Driven Fund - Class I (7.4%) (a)	895	10,386
		138,937
Global Equity 10.0%
JNL/Harris Oakmark Global Equity Fund - Class I (10.3%) (a)	6,535	66,198
JNL/Loomis Sayles Global Growth Fund - Class I (11.4%) (a)	5,407	60,393
		126,591
Emerging Markets Equity 6.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.7%) (a)	4,394	34,579
JNL/GQG Emerging Markets Equity Fund - Class I (7.9%) (a)	4,779	51,373
		85,952
Domestic Fixed Income 5.4%
JNL/DoubleLine Total Return Fund - Class I (2.0%) (a)	4,340	44,097
JNL/Lord Abbett Short Duration Income Fund - Class I (2.6%) (a)	2,468	24,431
		68,528
Total Investment Companies (cost $1,286,473)		1,268,254
Total Investments 100.0% (cost $1,286,473)		1,268,254
Other Assets and Liabilities, Net (0.0)%		(284)
Total Net Assets 100.0%		1,267,970

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 64.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	5,028	64,812
JNL/DoubleLine Total Return Fund - Class I (3.9%) (a)	8,482	86,176
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (1.9%) (a)	2,139	24,038
JNL/Lord Abbett Short Duration Income Fund - Class I (4.0%) (a)	3,860	38,210
JNL/PIMCO Income Fund - Class I (3.8%) (a)	4,930	49,549
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.6%) (a)	2,755	30,003
JNL/PIMCO Real Return Fund - Class I (0.7%) (a)	1,091	11,850
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	4,123	48,163
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.3%) (a)	3,311	32,714
		385,515

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
Alternative 11.0%
JNL Multi-Manager Alternative Fund - Class I (3.7%) (a)	3,892	40,745
JNL/First Sentier Global Infrastructure Fund - Class I (0.5%) (a)	307	4,753
JNL/Heitman U.S. Focused Real Estate Fund - Class I (0.9%) (a)	215	2,235
JNL/JPMorgan Hedged Equity Fund - Class I (1.4%) (a)	868	10,128
JNL/Neuberger Berman Commodity Strategy Fund - Class I (2.1%) (a)	477	7,451
		65,312
Domestic Equity 8.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	464	7,237
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	85	2,903
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	292	4,343
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	320	5,606
JNL/JPMorgan U.S. Value Fund - Class I (0.7%) (a)	762	10,200
JNL/Morningstar Wide Moat Index Fund - Class I (1.1%) (a)	737	8,611
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	750	10,775
		49,675
International Equity 5.8%
JNL/Blackrock Global Allocation Fund - Class I (0.9%) (a)	1,934	26,572
JNL/Causeway International Value Select Fund - Class I (0.2%) (a)	223	2,910
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	345	5,144
		34,626
Domestic Balanced 5.4%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,596	32,155
Emerging Markets Fixed Income 3.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.9%) (a)	2,425	23,525
Emerging Markets Equity 1.0%
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	549	5,901
Total Investment Companies (cost $659,883)		596,709
Total Investments 100.0% (cost $659,883)		596,709
Other Assets and Liabilities, Net (0.0)%		(124)
Total Net Assets 100.0%		596,585

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.5%
JNL Multi-Manager Mid Cap Fund - Class I (15.5%) (a)	13,443	209,705
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,624	55,592
JNL Multi-Manager Small Cap Value Fund - Class I (5.0%) (a)	5,062	75,168
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (60.2%) (a)	9,960	41,433
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.3%) (a)	6,578	115,249
JNL/JPMorgan U.S. Value Fund - Class I (8.1%) (a)	8,824	118,154
JNL/Morningstar Wide Moat Index Fund - Class I (19.2%) (a)	13,329	155,814
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	1,733	88,204
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	7,219	151,026
JNL/WMC Equity Income Fund - Class I (11.2%) (a)	8,667	124,456
		1,134,801
International Equity 16.6%
JNL Multi-Manager International Small Cap Fund - Class I (15.5%) (a)	8,597	83,396
	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (13.4%) (a)	13,116	170,898
JNL/WCM Focused International Equity Fund - Class I (15.5%) (a)	13,340	198,904
		453,198
Domestic Fixed Income 15.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	4,995	64,389
JNL/DoubleLine Total Return Fund - Class I (7.2%) (a)	15,504	157,519
JNL/Lord Abbett Short Duration Income Fund - Class I (10.0%) (a)	9,601	95,050
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.6%) (a)	3,925	42,746
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.4%) (a)	6,488	64,097
		423,801
Alternative 12.3%
JNL Multi-Manager Alternative Fund - Class I (9.1%) (a)	9,722	101,791
JNL/Blackrock Global Natural Resources Fund - Class I (2.1%) (a)	2,542	28,497
JNL/First Sentier Global Infrastructure Fund - Class I (10.2%) (a)	6,024	93,372
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.2%) (a)	3,506	36,458
JNL/Neuberger Berman Commodity Strategy Fund - Class I (13.2%) (a)	2,926	45,706
JNL/Westchester Capital Event Driven Fund - Class I (20.9%) (a)	2,523	29,271
		335,095
Global Equity 7.5%
JNL/Harris Oakmark Global Equity Fund - Class I (15.9%) (a)	10,067	101,974
JNL/Loomis Sayles Global Growth Fund - Class I (19.3%) (a)	9,175	102,482
		204,456
Emerging Markets Equity 5.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.1%) (a)	7,204	56,698
JNL/GQG Emerging Markets Equity Fund - Class I (12.6%) (a)	7,653	82,272
		138,970
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.9%) (a)	4,313	41,840
Total Investment Companies (cost $2,899,597)		2,732,161
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Novolipetsk Metallurgical Works (b) (c)	193	-
Public Joint Stock Society Inter RAO UES (b) (c)	4,795	-
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (b) (c)	2	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	-	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	18	-
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy - ADR (b) (c)	17	-
Publichnoe Aktsionernoe Obshchestvo Severstal (b) (c)	27	-
TCS Group Holding PLC - GDR (b) (c) (d)	1	-
Total Common Stocks (cost $2,485)		—
Total Investments 100.0% (cost $2,902,082)		2,732,161
Other Assets and Liabilities, Net (0.0)%		(453)
Total Net Assets 100.0%		2,731,708

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Shares	Value ($)

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(d)  Non-income producing security.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 46.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.5%) (a)	10,043	129,459
JNL/DoubleLine Total Return Fund - Class I (9.8%) (a)	21,121	214,585
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.1%) (a)	5,691	63,961
JNL/Lord Abbett Short Duration Income Fund - Class I (11.5%) (a)	11,019	109,087
JNL/PIMCO Income Fund - Class I (9.2%) (a)	11,809	118,680
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	6,840	74,486
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	3,860	41,921
JNL/PPM America Total Return Fund - Class I (8.8%) (a)	10,240	119,603
JNL/T. Rowe Price U.S. High Yield Fund - Class I (17.3%) (a)	9,085	89,759
		961,541
Domestic Equity 17.9%
JNL Multi-Manager Mid Cap Fund - Class I (4.7%) (a)	4,044	63,085
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	596	20,400
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,700	40,092
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.0%) (a)	2,072	36,307
JNL/JPMorgan U.S. Value Fund - Class I (3.9%) (a)	4,232	56,665
JNL/Morningstar Wide Moat Index Fund - Class I (9.2%) (a)	6,345	74,176
JNL/T. Rowe Price Established Growth Fund - Class I (0.4%) (a)	595	30,271
JNL/WMC Equity Income Fund - Class I (4.6%) (a)	3,577	51,365
		372,361
Alternative 12.5%
JNL Multi-Manager Alternative Fund - Class I (12.6%) (a)	13,411	140,414
JNL/First Sentier Global Infrastructure Fund - Class I (5.4%) (a)	3,165	49,057
JNL/Heitman U.S. Focused Real Estate Fund - Class I (4.0%) (a)	912	9,489
JNL/JPMorgan Hedged Equity Fund - Class I (4.4%) (a)	2,645	30,869
JNL/Neuberger Berman Commodity Strategy Fund - Class I (8.7%) (a)	1,940	30,309
		260,138
International Equity 8.5%
JNL Multi-Manager International Small Cap Fund - Class I (2.7%) (a)	1,511	14,652
JNL/Blackrock Global Allocation Fund - Class I (2.5%) (a)	5,295	72,760
JNL/Causeway International Value Select Fund - Class I (3.5%) (a)	3,387	44,135
JNL/WCM Focused International Equity Fund - Class I (3.4%) (a)	2,956	44,067
		175,614
Domestic Balanced 6.2%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.2%) (a)	6,436	129,680
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.9%) (a)	7,508	72,831
	Shares	Value ($)
Emerging Markets Equity 2.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.2%) (a)	2,562	20,164
JNL/GQG Emerging Markets Equity Fund - Class I (5.5%) (a)	3,354	36,054
		56,218
Global Equity 2.5%
JNL/Harris Oakmark Global Equity Fund - Class I (5.2%) (a)	3,290	33,328
JNL/Loomis Sayles Global Growth Fund - Class I (3.6%) (a)	1,695	18,935
		52,263
Total Investment Companies (cost $2,139,883)		2,080,646
Total Investments 100.0% (cost $2,139,883)		2,080,646
Other Assets and Liabilities, Net (0.0)%		(500)
Total Net Assets 100.0%		2,080,146

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 29.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.1%) (a)	11,319	145,899
JNL/DoubleLine Total Return Fund - Class I (11.3%) (a)	24,290	246,787
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.8%) (a)	7,570	85,092
JNL/Lord Abbett Short Duration Income Fund - Class I (17.3%) (a)	16,604	164,377
JNL/PIMCO Income Fund - Class I (8.8%) (a)	11,340	113,966
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.4%) (a)	6,933	75,503
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	3,419	37,128
JNL/PPM America Total Return Fund - Class I (7.6%) (a)	8,909	104,057
JNL/T. Rowe Price U.S. High Yield Fund - Class I (21.8%) (a)	11,413	112,763
		1,085,572
Domestic Equity 26.9%
JNL Multi-Manager Mid Cap Fund - Class I (13.6%) (a)	11,802	184,105
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,601	54,809
JNL Multi-Manager Small Cap Value Fund - Class I (4.8%) (a)	4,866	72,253
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.0%) (a)	4,225	74,031
JNL/JPMorgan U.S. Value Fund - Class I (8.9%) (a)	9,613	128,722
JNL/Morningstar Wide Moat Index Fund - Class I (15.4%) (a)	10,695	125,026
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	1,921	97,790
JNL/T. Rowe Price Value Fund - Class I (3.0%) (a)	6,514	136,267
JNL/WMC Equity Income Fund - Class I (9.9%) (a)	7,663	110,036
		983,039
Alternative 14.2%
JNL Multi-Manager Alternative Fund - Class I (18.1%) (a)	19,278	201,842
JNL/Blackrock Global Natural Resources Fund - Class I (2.0%) (a)	2,399	26,888
JNL/First Sentier Global Infrastructure Fund - Class I (11.6%) (a)	6,807	105,513
JNL/Heitman U.S. Focused Real Estate Fund - Class I (20.8%) (a)	4,786	49,774
JNL/JPMorgan Hedged Equity Fund - Class I (7.8%) (a)	4,715	55,028
JNL/Neuberger Berman Commodity Strategy Fund - Class I (14.9%) (a)	3,315	51,783
JNL/Westchester Capital Event Driven Fund - Class I (20.7%) (a)	2,500	28,996
		519,824

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
International Equity 14.1%
JNL Multi-Manager International Small Cap Fund - Class I (10.4%) (a)	5,769	55,962
JNL/Blackrock Global Allocation Fund - Class I (3.8%) (a)	8,083	111,060
JNL/Causeway International Value Select Fund - Class I (13.5%) (a)	13,238	172,492
JNL/WCM Focused International Equity Fund - Class I (13.7%) (a)	11,839	176,515
		516,029
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.1%) (a)	11,009	221,829
Emerging Markets Equity 3.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.8%) (a)	6,811	53,605
JNL/GQG Emerging Markets Equity Fund - Class I (12.5%) (a)	7,603	81,738
		135,343
Global Equity 3.3%
JNL/Harris Oakmark Global Equity Fund - Class I (10.6%) (a)	6,732	68,194
JNL/Loomis Sayles Global Growth Fund - Class I (10.1%) (a)	4,811	53,738
		121,932
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.1%) (a)	7,613	73,845
Total Investment Companies (cost $3,640,426)		3,657,413
Total Investments 100.0% (cost $3,640,426)		3,657,413
Other Assets and Liabilities, Net (0.0)%		(862)
Total Net Assets 100.0%		3,656,551

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.6%
American Funds Insurance Series - Growth Fund - Class 1	5,465	408,552
American Funds Investment Company of America Fund - Class R-6	12,807	491,543
American Funds Washington Mutual Investors Fund - Class R-6	9,683	459,583
		1,359,678
Domestic Fixed Income 19.0%
American Funds Inflation Linked Bond Fund - Class R-6	4,120	39,177
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,302	64,406
American Funds Insurance Series - The Bond Fund of America - Class 1	23,721	224,638
American Funds Short Term Bond Fund of America - Class R-6	9,692	91,297
American Funds Strategic Bond Fund - Class R-6	16,561	158,328
		577,846
Global Equity 18.6%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	13,507	365,220
American Funds SMALLCAP World Fund - Class R-6	3,736	202,025
		567,245
International Equity 8.8%
American Funds EuroPacific Growth Fund - Class R-6	4,584	200,400
American Funds International Growth and Income Fund - Class R-6	2,450	67,337
		267,737
Emerging Markets Equity 7.5%
American Funds New World Fund - Class R-6	3,731	228,138
	Shares	Value ($)
Emerging Markets Fixed Income 1.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,776	47,565
Total Investment Companies (cost $3,693,169)		3,048,209
Total Investments 100.0% (cost $3,693,169)		3,048,209
Other Assets and Liabilities, Net (0.0)%		(689)
Total Net Assets 100.0%		3,047,520

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 37.6%
American Funds Inflation Linked Bond Fund - Class R-6	3,648	34,687
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,741	77,093
American Funds Insurance Series - The Bond Fund of America - Class 1	42,539	402,849
American Funds Short Term Bond Fund of America - Class R-6	11,633	109,584
American Funds Strategic Bond Fund - Class R-6	24,477	234,000
		858,213
Domestic Equity 34.3%
American Funds Insurance Series - Growth Fund - Class 1	2,762	206,449
American Funds Investment Company of America Fund - Class R-6	8,191	314,355
American Funds Washington Mutual Investors Fund - Class R-6	5,506	261,312
		782,116
Global Equity 13.1%
American Funds Insurance Series - Global Growth Fund - Class 1	6,950	187,935
American Funds SMALLCAP World Fund - Class R-6	2,042	110,445
		298,380
International Equity 8.0%
American Funds EuroPacific Growth Fund - Class R-6	2,765	120,905
American Funds International Growth and Income Fund - Class R-6	2,211	60,756
		181,661
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,664	101,773
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	8,295	58,231
Total Investment Companies (cost $2,806,615)		2,280,374
Total Investments 100.0% (cost $2,806,615)		2,280,374
Other Assets and Liabilities, Net (0.0)%		(330)
Total Net Assets 100.0%		2,280,044

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.7%
JNL Multi-Manager Mid Cap Fund - Class I (4.9%) (a)	4,265	66,532
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	556	19,044
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,551	37,881
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	3,035	147,683
JNL/ClearBridge Large Cap Growth Fund - Class I (14.5%) (a)	10,131	149,734
JNL/Invesco Diversified Dividend Fund - Class I (11.9%) (a)	9,354	114,304
JNL/JPMorgan MidCap Growth Fund - Class I (1.8%) (a)	976	47,491
JNL/JPMorgan U.S. Value Fund - Class I (2.6%) (a)	2,853	38,207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (2.1%) (a)	3,132	159,424
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	318	18,982
JNL/T. Rowe Price Value Fund - Class I (5.8%) (a)	12,641	264,442
JNL/WMC Value Fund - Class I (8.2%) (a)	4,175	114,178
		1,177,902
International Equity 13.6%
JNL/Causeway International Value Select Fund - Class I (6.4%) (a)	6,222	81,075
JNL/Lazard International Strategic Equity Fund - Class I (14.2%) (a)	5,177	63,936
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	5,009	74,684
JNL/William Blair International Leaders Fund - Class I (4.8%) (a)	3,328	36,640
		256,335
Domestic Fixed Income 8.4%
JNL/DoubleLine Total Return Fund - Class I (2.7%) (a)	5,747	58,386
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	1,256	19,556
JNL/PPM America Total Return Fund - Class I (2.9%) (a)	3,373	39,400
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.3%) (a)	3,922	39,927
		157,269
Alternative 5.9%
JNL Multi-Manager Alternative Fund - Class I (5.4%) (a)	5,702	59,702
JNL/Blackrock Global Natural Resources Fund - Class I (1.8%) (a)	2,233	25,032
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.7%) (a)	1,722	26,892
		111,626
Global Equity 3.9%
JNL/Invesco Global Growth Fund - Class I (5.4%) (a)	4,161	73,116
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.0%) (a)	4,727	37,202
JNL/GQG Emerging Markets Equity Fund - Class I (4.3%) (a)	2,633	28,304
		65,506
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.3%) (a)	3,932	38,143
Total Investment Companies (cost $1,815,821)		1,879,897
Total Investments 100.0% (cost $1,815,821)		1,879,897
Other Assets and Liabilities, Net (0.0)%		(430)
Total Net Assets 100.0%		1,879,467

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 72.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	4,792	61,767
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	9,577	97,307
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.9%) (a)	5,480	61,590
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.5%) (a)	6,052	79,704
JNL/Lord Abbett Short Duration Income Fund - Class I (3.8%) (a)	3,611	35,753
JNL/PIMCO Income Fund - Class I (3.4%) (a)	4,373	43,953
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.2%) (a)	8,876	96,660
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	3,194	34,684
JNL/PPM America High Yield Bond Fund - Class I (0.5%) (a)	562	8,754
	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (4.5%) (a)	5,283	61,700
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.6%) (a)	4,394	44,732
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.7%) (a)	881	8,709
		635,313
Domestic Equity 13.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	538	8,391
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	244	8,340
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.4%) (a)	248	12,087
JNL/ClearBridge Large Cap Growth Fund - Class I (0.8%) (a)	552	8,160
JNL/DFA U.S. Core Equity Fund - Class I (1.7%) (a)	1,062	20,746
JNL/Invesco Diversified Dividend Fund - Class I (1.8%) (a)	1,389	16,974
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	171	8,318
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	160	8,152
JNL/T. Rowe Price Value Fund - Class I (0.5%) (a)	1,203	25,167
		116,335
Alternative 5.0%
JNL Multi-Manager Alternative Fund - Class I (2.4%) (a)	2,531	26,496
JNL/Blackrock Global Natural Resources Fund - Class I (1.2%) (a)	1,510	16,922
		43,418
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.1%) (a)	3,244	34,907
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.8%) (a)	1,776	17,224
International Equity 1.9%
JNL/Causeway International Value Select Fund - Class I (0.7%) (a)	644	8,391
JNL/Lazard International Strategic Equity Fund - Class I (1.9%) (a)	676	8,351
		16,742
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,070	8,417
Total Investment Companies (cost $928,393)		872,356
Total Investments 100.0% (cost $928,393)		872,356
Other Assets and Liabilities, Net (0.0)%		(232)
Total Net Assets 100.0%		872,124

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 57.6%
JNL Multi-Manager Mid Cap Fund - Class I (10.3%) (a)	8,918	139,119
JNL Multi-Manager Small Cap Growth Fund - Class I (1.9%) (a)	1,174	40,199
JNL Multi-Manager Small Cap Value Fund - Class I (5.3%) (a)	5,319	78,984
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.7%) (a)	5,146	250,335
JNL/ClearBridge Large Cap Growth Fund - Class I (25.9%) (a)	18,114	267,720
JNL/Invesco Diversified Dividend Fund - Class I (24.9%) (a)	19,657	240,203
JNL/JPMorgan MidCap Growth Fund - Class I (3.8%) (a)	2,051	99,847
JNL/JPMorgan U.S. Value Fund - Class I (5.5%) (a)	6,001	80,349
JNL/T. Rowe Price Established Growth Fund - Class I (4.3%) (a)	6,577	334,793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	664	39,674
JNL/T. Rowe Price Value Fund - Class I (10.3%) (a)	22,707	475,039
JNL/WMC Value Fund - Class I (15.7%) (a)	8,016	219,231
		2,265,493
Domestic Fixed Income 18.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	6,420	82,754
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	14,963	152,021
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.3%) (a)	3,672	41,271
JNL/PIMCO Income Fund - Class I (3.2%) (a)	4,113	41,334
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.0%) (a)	7,516	81,848
JNL/PIMCO Real Return Fund - Class I (5.0%) (a)	7,384	80,191
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	3,972	61,845
JNL/PPM America Total Return Fund - Class I (7.6%) (a)	8,844	103,293
JNL/T. Rowe Price Short-Term Bond Fund - Class I (4.9%) (a)	8,247	83,954
		728,511
International Equity 10.7%
JNL/Causeway International Value Select Fund - Class I (10.3%) (a)	10,075	131,284
JNL/Lazard International Strategic Equity Fund - Class I (25.3%) (a)	9,206	113,690
JNL/WCM Focused International Equity Fund - Class I (7.6%) (a)	6,518	97,190
JNL/William Blair International Leaders Fund - Class I (10.0%) (a)	6,987	76,929
		419,093
Alternative 5.8%
JNL Multi-Manager Alternative Fund - Class I (11.3%) (a)	12,007	125,714
JNL/Blackrock Global Natural Resources Fund - Class I (3.6%) (a)	4,346	48,724
JNL/Neuberger Berman Commodity Strategy Fund - Class I (15.9%) (a)	3,530	55,140
		229,578
Emerging Markets Equity 3.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.3%) (a)	7,407	58,294
JNL/GQG Emerging Markets Equity Fund - Class I (9.1%) (a)	5,512	59,251
		117,545
Global Equity 2.4%
JNL/Invesco Global Growth Fund - Class I (7.1%) (a)	5,423	95,288
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.1%) (a)	8,232	79,850
Total Investment Companies (cost $3,823,317)		3,935,358
Total Investments 100.0% (cost $3,823,317)		3,935,358
Other Assets and Liabilities, Net (0.0)%		(892)
Total Net Assets 100.0%		3,934,466

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 55.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.8%) (a)	6,248	80,530
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	10,920	110,952
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.4%) (a)	7,144	80,298
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.1%) (a)	9,963	131,213
JNL/Lord Abbett Short Duration Income Fund - Class I (8.6%) (a)	8,269	81,866
JNL/PIMCO Income Fund - Class I (6.2%) (a)	8,001	80,406
	Shares	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.7%) (a)	14,728	160,383
JNL/PIMCO Real Return Fund - Class I (3.7%) (a)	5,462	59,313
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	2,572	40,049
JNL/PPM America Total Return Fund - Class I (10.3%) (a)	12,050	140,744
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.3%) (a)	9,034	91,966
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	3,026	29,893
		1,087,613
Domestic Equity 27.6%
JNL Multi-Manager Mid Cap Fund - Class I (2.8%) (a)	2,462	38,399
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	560	19,185
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	1,289	19,139
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.4%) (a)	947	46,094
JNL/ClearBridge Large Cap Growth Fund - Class I (4.5%) (a)	3,148	46,527
JNL/DFA U.S. Core Equity Fund - Class I (3.8%) (a)	2,450	47,839
JNL/Invesco Diversified Dividend Fund - Class I (7.0%) (a)	5,552	67,845
JNL/JPMorgan MidCap Growth Fund - Class I (0.7%) (a)	393	19,131
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	1,851	94,201
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	5,513	115,331
JNL/WMC Value Fund - Class I (2.1%) (a)	1,059	28,968
		542,659
International Equity 5.7%
JNL/Causeway International Value Select Fund - Class I (2.2%) (a)	2,169	28,260
JNL/Lazard International Strategic Equity Fund - Class I (12.5%) (a)	4,561	56,329
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	627	9,344
JNL/William Blair International Leaders Fund - Class I (2.3%) (a)	1,624	17,884
		111,817
Alternative 4.9%
JNL Multi-Manager Alternative Fund - Class I (5.4%) (a)	5,793	60,658
JNL/Blackrock Global Natural Resources Fund - Class I (1.9%) (a)	2,339	26,223
JNL/Neuberger Berman Commodity Strategy Fund - Class I (2.6%) (a)	586	9,154
		96,035
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.7%) (a)	6,077	58,949
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.9%) (a)	3,708	39,900
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,438	19,189
JNL/GQG Emerging Markets Equity Fund - Class I (1.5%) (a)	911	9,798
		28,987
Total Investment Companies (cost $2,041,704)		1,965,960
Total Investments 100.0% (cost $2,041,704)		1,965,960
Other Assets and Liabilities, Net (0.0)%		(481)
Total Net Assets 100.0%		1,965,479

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.2%
JNL Multi-Manager Mid Cap Fund - Class I (8.7%) (a)	7,574	118,152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,156	39,575
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,639	39,186
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.4%) (a)	2,971	144,519
JNL/ClearBridge Large Cap Growth Fund - Class I (16.2%) (a)	11,348	167,715
JNL/Invesco Diversified Dividend Fund - Class I (16.5%) (a)	12,981	158,630
JNL/JPMorgan MidCap Growth Fund - Class I (3.0%) (a)	1,620	78,855
JNL/JPMorgan U.S. Value Fund - Class I (4.1%) (a)	4,461	59,738
JNL/T. Rowe Price Established Growth Fund - Class I (3.8%) (a)	5,738	292,078
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	656	39,208
JNL/T. Rowe Price Value Fund - Class I (7.7%) (a)	16,903	353,605
JNL/WMC Value Fund - Class I (12.7%) (a)	6,502	177,831
		1,669,092
Domestic Fixed Income 38.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.0%) (a)	11,119	143,330
JNL/DoubleLine Total Return Fund - Class I (10.3%) (a)	22,194	225,491
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.2%) (a)	9,090	102,171
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (14.3%) (a)	15,587	205,285
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	4,245	42,029
JNL/PIMCO Income Fund - Class I (8.0%) (a)	10,217	102,681
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.9%) (a)	14,984	163,177
JNL/PIMCO Real Return Fund - Class I (6.3%) (a)	9,229	100,222
JNL/PPM America High Yield Bond Fund - Class I (5.1%) (a)	5,257	81,846
JNL/PPM America Total Return Fund - Class I (15.0%) (a)	17,512	204,536
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.0%) (a)	10,217	104,005
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.9%) (a)	4,123	40,735
		1,515,508
International Equity 8.6%
JNL/Causeway International Value Select Fund - Class I (7.4%) (a)	7,206	93,888
JNL/Lazard International Strategic Equity Fund - Class I (25.2%) (a)	9,165	113,191
JNL/WCM Focused International Equity Fund - Class I (7.5%) (a)	6,443	96,071
JNL/William Blair International Leaders Fund - Class I (4.8%) (a)	3,344	36,820
		339,970
Alternative 4.9%
JNL Multi-Manager Alternative Fund - Class I (11.2%) (a)	11,885	124,440
JNL/Blackrock Global Natural Resources Fund - Class I (2.4%) (a)	2,864	32,106
JNL/Neuberger Berman Commodity Strategy Fund - Class I (10.7%) (a)	2,370	37,023
		193,569
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.1%) (a)	8,228	79,816
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.2%) (a)	4,960	39,031
JNL/GQG Emerging Markets Equity Fund - Class I (6.1%) (a)	3,711	39,891
		78,922
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.0%) (a)	3,785	40,723
	Shares	Value ($)
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (2.8%) (a)	2,147	37,720
Total Investment Companies (cost $3,957,474)		3,955,320
Total Investments 100.0% (cost $3,957,474)		3,955,320
Other Assets and Liabilities, Net (0.0)%		(926)
Total Net Assets 100.0%		3,954,394

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 98.5%
Domestic Equity 47.4%
iShares Cohen & Steers REIT ETF	112	5,988
iShares Core Dividend Growth ETF	422	18,784
iShares Core S&P 500 ETF	42	15,219
iShares Morningstar Large-Cap Value ETF	382	21,595
iShares MSCI USA Quality Factor ETF	192	19,934
iShares S&P MidCap Fund	121	26,635
iShares S&P Small-Cap Fund	150	13,103
iShares U.S. Technology ETF (a)	128	9,361
		130,619
Domestic Fixed Income 21.3%
BlackRock Ultra Short-Term Bond ETF (a)	228	11,378
iShares 0-5 Year High Yield Corporate Bond ETF (a)	184	7,339
iShares 3-7 Year Treasury Bond ETF (a)	86	9,852
iShares 5-10 Year Investment Grade Corporate Bond ETF	85	4,101
iShares Core U.S. Aggregate Bond ETF	178	17,133
iShares MBS ETF	96	8,815
		58,618
Global Equity 11.9%
iShares Exponential Technologies ETF	76	3,383
iShares Global Healthcare ETF (a)	218	16,465
iShares Global Infrastructure ETF	308	12,883
		32,731
International Equity 9.4%
iShares MSCI EAFE Value ETF (a)	132	5,071
iShares MSCI Intl Quality Factor ETF	753	20,921
		25,992
Emerging Markets Equity 5.8%
iShares Core MSCI Emerging Markets ETF	373	16,046
Emerging Markets Fixed Income 1.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	47	3,725
Alternative 1.3%
iShares GSCI Commodity Dynamic Roll Strategy ETF	103	3,692
Total Investment Companies (cost $289,002)		271,423
SHORT TERM INVESTMENTS 14.5%
Securities Lending Collateral 13.3%
JNL Securities Lending Collateral Fund, 2.88% (b) (c)	36,774	36,774
Investment Companies 1.2%
JNL Government Money Market Fund, 2.68% (b) (c)	3,250	3,250
Total Short Term Investments (cost $40,024)		40,024
Total Investments 113.0% (cost $329,026)		311,447
Other Assets and Liabilities, Net (13.0)%		(35,758)
Total Net Assets 100.0%		275,689

(a)  All or a portion of the security was on loan as of September 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 98.9%
Domestic Fixed Income 58.0%
BlackRock Ultra Short-Term Bond ETF	270	13,503
iShares 0-5 Year High Yield Corporate Bond ETF (a)	354	14,125
iShares 0-5 Year TIPS Bond ETF (a)	71	6,871
iShares 3-7 Year Treasury Bond ETF (a)	84	9,592

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
iShares 5-10 Year Investment Grade Corporate Bond ETF	221	10,661
iShares Core U.S. Aggregate Bond ETF	350	33,698
iShares MBS ETF	184	16,830
		105,280
Domestic Equity 22.6%
iShares Cohen & Steers REIT ETF	23	1,263
iShares Core Dividend Growth ETF	114	5,095
iShares Core S&P 500 ETF	15	5,444
iShares Morningstar Large-Cap Value ETF	95	5,364
iShares MSCI USA Quality Factor ETF	68	7,055
iShares S&P MidCap Fund	42	9,130
iShares S&P Small-Cap Fund	47	4,074
iShares U.S. Technology ETF (a)	48	3,555
		40,980
Global Equity 5.9%
iShares Global Healthcare ETF (a)	89	6,705
iShares Global Infrastructure ETF	95	3,975
		10,680
International Equity 5.1%
iShares MSCI EAFE Value ETF (a)	43	1,643
iShares MSCI Intl Quality Factor ETF (a)	273	7,574
		9,217
Emerging Markets Fixed Income 3.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	86	6,817
Emerging Markets Equity 2.8%
iShares Core MSCI Emerging Markets ETF	121	5,203
Alternative 0.8%
iShares GSCI Commodity Dynamic Roll Strategy ETF	39	1,406
Total Investment Companies (cost $202,510)		179,583
SHORT TERM INVESTMENTS 22.4%
Securities Lending Collateral 22.0%
JNL Securities Lending Collateral Fund, 2.88% (b) (c)	39,986	39,986
Investment Companies 0.4%
JNL Government Money Market Fund, 2.68% (b) (c)	617	617
Total Short Term Investments (cost $40,603)		40,603
Total Investments 121.3% (cost $243,113)		220,186
Other Assets and Liabilities, Net (21.3)%		(38,725)
Total Net Assets 100.0%		181,461

(a)  All or a portion of the security was on loan as of September 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 98.6%
Domestic Fixed Income 40.9%
BlackRock Ultra Short-Term Bond ETF	337	16,835
iShares 0-5 Year High Yield Corporate Bond ETF (a)	396	15,801
iShares 0-5 Year TIPS Bond ETF (a)	69	6,656
iShares 3-7 Year Treasury Bond ETF (a)	110	12,539
iShares 5-10 Year Investment Grade Corporate Bond ETF	241	11,663
iShares Core U.S. Aggregate Bond ETF	374	35,995
iShares MBS ETF (a)	214	19,601
		119,090
Domestic Equity 34.0%
iShares Cohen & Steers REIT ETF	77	4,129
iShares Core Dividend Growth ETF	318	14,154
iShares Core S&P 500 ETF	35	12,454
iShares Morningstar Large-Cap Value ETF	252	14,238
iShares MSCI USA Quality Factor ETF	158	16,412
iShares S&P MidCap Fund	90	19,755
iShares S&P Small-Cap Fund	115	10,080
iShares U.S. Technology ETF (a)	105	7,745
		98,967
Global Equity 8.9%
iShares Exponential Technologies ETF	48	2,135
iShares Global Healthcare ETF (a)	187	14,066
	Shares	Value ($)
iShares Global Infrastructure ETF (a)	229	9,591
		25,792
International Equity 8.1%
iShares MSCI EAFE Value ETF (a)	103	3,979
iShares MSCI Intl Quality Factor ETF	701	19,469
		23,448
Emerging Markets Equity 3.5%
iShares Core MSCI Emerging Markets ETF	236	10,131
Emerging Markets Fixed Income 2.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	81	6,427
Alternative 1.0%
iShares GSCI Commodity Dynamic Roll Strategy ETF	85	3,055
Total Investment Companies (cost $307,821)		286,910
SHORT TERM INVESTMENTS 19.1%
Securities Lending Collateral 17.9%
JNL Securities Lending Collateral Fund, 2.88% (b) (c)	51,972	51,972
Investment Companies 1.2%
JNL Government Money Market Fund, 2.68% (b) (c)	3,540	3,540
Total Short Term Investments (cost $55,512)		55,512
Total Investments 117.7% (cost $363,333)		342,422
Other Assets and Liabilities, Net (17.7)%		(51,448)
Total Net Assets 100.0%		290,974

(a)  All or a portion of the security was on loan as of September 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 52.7%
Vanguard Dividend Appreciation Index Fund (a)	1,008	136,257
Vanguard Growth Index Fund (a)	725	155,191
Vanguard Mid-Cap Index Fund	473	89,002
Vanguard Real Estate ETF	588	47,116
Vanguard Small-Cap Index Fund (a)	553	94,489
Vanguard Total Stock Market Index Fund	1,308	234,703
Vanguard Value Index Fund (a)	1,629	201,175
		957,933
Domestic Fixed Income 19.6%
Vanguard Intermediate-Term Corporate Bond ETF (a)	720	54,479
Vanguard Mortgage-Backed Securities ETF (a)	1,234	55,630
Vanguard Short-Term Corporate Bond Index Fund (a)	1,005	74,684
Vanguard Short-Term Inflation-Protected Securities ETF	758	36,453
Vanguard Total Bond Market Index Fund	1,340	95,603
Vanguard Ultra-Short Bond ETF	794	38,851
		355,700
International Equity 17.9%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	405	37,615
Vanguard FTSE Developed Markets ETF	7,923	288,068
		325,683
Emerging Markets Equity 8.2%
Vanguard FTSE Emerging Markets ETF	4,102	149,663
Emerging Markets Fixed Income 1.6%
Vanguard Emerging Markets Government Bond ETF (a)	489	28,113
Total Investment Companies (cost $2,181,656)		1,817,092
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 6.1%
JNL Securities Lending Collateral Fund, 2.88% (b) (c)	111,032	111,032

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares	Value ($)
Investment Companies 0.0%
JNL Government Money Market Fund, 2.68% (b) (c)	95	95
Total Short Term Investments (cost $111,127)		111,127
Total Investments 106.1% (cost $2,292,783)		1,928,219
Other Assets and Liabilities, Net (6.1)%		(110,786)
Total Net Assets 100.0%		1,817,433

(a)  All or a portion of the security was on loan as of September 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 57.5%
Vanguard Intermediate-Term Corporate Bond ETF (a)	597	45,159
Vanguard Mortgage-Backed Securities ETF (a)	1,250	56,378
Vanguard Short-Term Corporate Bond Index Fund (a)	800	59,446
Vanguard Short-Term Inflation-Protected Securities ETF	329	15,835
Vanguard Total Bond Market Index Fund	1,144	81,622
Vanguard Ultra-Short Bond ETF	460	22,522
		280,962
Domestic Equity 26.0%
Vanguard Dividend Appreciation Index Fund	185	25,006
Vanguard Growth Index Fund	70	14,880
Vanguard Mid-Cap Index Fund	72	13,523
Vanguard Real Estate ETF	54	4,340
Vanguard Small-Cap Index Fund	53	9,124
Vanguard Total Stock Market Index Fund	238	42,639
Vanguard Value Index Fund	144	17,782
		127,294
International Equity 8.3%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	46	4,236
Vanguard FTSE Developed Markets ETF (a)	1,004	36,496
		40,732
Emerging Markets Fixed Income 4.4%
Vanguard Emerging Markets Government Bond ETF (a)	371	21,339
Emerging Markets Equity 3.7%
Vanguard FTSE Emerging Markets ETF	489	17,848
Total Investment Companies (cost $554,624)		488,175
SHORT TERM INVESTMENTS 17.3%
Securities Lending Collateral 17.3%
JNL Securities Lending Collateral Fund, 2.88% (b) (c)	84,352	84,352
Investment Companies 0.0%
JNL Government Money Market Fund, 2.68% (b) (c)	160	160
Total Short Term Investments (cost $84,512)		84,512
Total Investments 117.2% (cost $639,136)		572,687
Other Assets and Liabilities, Net (17.2)%		(84,078)
Total Net Assets 100.0%		488,609

(a)  All or a portion of the security was on loan as of September 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 39.5%
Vanguard Intermediate-Term Corporate Bond ETF (a)	743	56,236
Vanguard Mortgage-Backed Securities ETF (a)	1,372	61,862
Vanguard Short-Term Corporate Bond Index Fund (a)	941	69,888
Vanguard Short-Term Inflation-Protected Securities ETF (a)	379	18,215
Vanguard Total Bond Market Index Fund	1,233	87,962
Vanguard Ultra-Short Bond ETF (a)	595	29,113
		323,276
	Shares	Value ($)
Domestic Equity 38.5%
Vanguard Dividend Appreciation Index Fund	349	47,223
Vanguard Growth Index Fund (a)	231	49,483
Vanguard Mid-Cap Index Fund (a)	145	27,189
Vanguard Real Estate ETF	187	14,953
Vanguard Small-Cap Index Fund (a)	150	25,582
Vanguard Total Stock Market Index Fund (a)	517	92,869
Vanguard Value Index Fund	463	57,233
		314,532
International Equity 12.9%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	138	12,777
Vanguard FTSE Developed Markets ETF	2,545	92,542
		105,319
Emerging Markets Equity 6.1%
Vanguard FTSE Emerging Markets ETF	1,370	50,010
Emerging Markets Fixed Income 3.0%
Vanguard Emerging Markets Government Bond ETF (a)	427	24,547
Total Investment Companies (cost $919,537)		817,684
SHORT TERM INVESTMENTS 10.5%
Securities Lending Collateral 10.5%
JNL Securities Lending Collateral Fund, 2.88% (b) (c)	85,674	85,674
Investment Companies 0.0%
JNL Government Money Market Fund, 2.68% (b) (c)	418	418
Total Short Term Investments (cost $86,092)		86,092
Total Investments 110.5% (cost $1,005,629)		903,776
Other Assets and Liabilities, Net (10.5)%		(86,086)
Total Net Assets 100.0%		817,690

(a)  All or a portion of the security was on loan as of September 30, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended September 30, 2022, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2022.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,839,027	412,940	55,610	276,544	4,387	(873,736)	2,327,008	100.0
	2,839,027	412,940	55,610	276,544	4,387	(873,736)	2,327,008	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	282,692	93,917	8,206	5,721	775	(63,138)	306,040	100.0
	282,692	93,917	8,206	5,721	775	(63,138)	306,040	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	485,980	12,681	43,800	7,517	(8,586)	(101,831)	344,444	100.0
	485,980	12,681	43,800	7,517	(8,586)	(101,831)	344,444	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,012,642	120,647	61,471	88,417	15,761	(433,503)	654,076	100.0
	1,012,642	120,647	61,471	88,417	15,761	(433,503)	654,076	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	929,192	252,183	52,407	225,248	(12,685)	(541,689)	574,594	100.0
	929,192	252,183	52,407	225,248	(12,685)	(541,689)	574,594	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	4,564,070	835,716	208,828	512,855	59,788	(2,027,501)	3,223,245	100.0
	4,564,070	835,716	208,828	512,855	59,788	(2,027,501)	3,223,245	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,618,057	968,642	311,351	905,322	77,337	(3,520,480)	7,832,205	100.0
	10,618,057	968,642	311,351	905,322	77,337	(3,520,480)	7,832,205	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,846,144	235,698	84,474	213,439	(18,836)	(730,335)	1,248,197	100.0
	1,846,144	235,698	84,474	213,439	(18,836)	(730,335)	1,248,197	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,773,065	173,702	87,425	135,420	1,935	(645,578)	1,215,699	100.0
	1,773,065	173,702	87,425	135,420	1,935	(645,578)	1,215,699	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Washington Mutual Investors Fund - Class 1	4,016,089	888,993	198,792	825,513	7,262	(1,547,199)	3,166,353	100.0
	4,016,089	888,993	198,792	825,513	7,262	(1,547,199)	3,166,353	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,320,210	22,814	139,115	—	(10,387)	(174,028)	1,019,494	100.0
	1,320,210	22,814	139,115	—	(10,387)	(174,028)	1,019,494	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	1,069,188	22,060	68,814	—	(15,864)	(248,924)	757,646	100.0
	1,069,188	22,060	68,814	—	(15,864)	(248,924)	757,646	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,645,648	19,642	131,099	—	(13,517)	(689,971)	1,830,703	100.0
	2,645,648	19,642	131,099	—	(13,517)	(689,971)	1,830,703	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,850,651	41,887	253,554	—	(19,388)	(785,981)	2,833,615	100.0
	3,850,651	41,887	253,554	—	(19,388)	(785,981)	2,833,615	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,981,337	44,967	184,426	—	(12,927)	(659,774)	2,169,177	100.0
	2,981,337	44,967	184,426	—	(12,927)	(659,774)	2,169,177	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,252	4,587	704	—	60	(2,524)	19,671	1.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,094	890	12,079	—	(1,437)	(15,889)	34,579	2.7
JNL Multi-Manager International Small Cap Fund - Class I	82,704	2,789	10,000	—	2,223	(32,363)	45,353	3.6
JNL Multi-Manager Mid Cap Fund - Class I	188,696	18	34,242	—	11,774	(52,025)	114,221	9.0
JNL Multi-Manager Small Cap Growth Fund - Class I	48,826	2,342	6,197	—	1,256	(16,811)	29,416	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	59,334	43	10,303	—	1,720	(12,652)	38,142	3.0
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	64,319	3,849	9,288	—	(7,799)	(25,263)	25,818	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	20,097	1,868	—	(7)	(2,553)	15,669	1.2
JNL/Causeway International Value Select Fund - Class I	129,459	5,679	26,490	—	(421)	(25,206)	83,021	6.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	139,201	386	40,929	—	12,635	(44,389)	66,904	5.3
JNL/DoubleLine Total Return Fund - Class I	54,356	3,551	7,313	—	35	(6,532)	44,097	3.5
JNL/First Sentier Global Infrastructure Fund - Class I	51,857	7,725	6,065	—	1,946	(8,703)	46,760	3.7
JNL/GQG Emerging Markets Equity Fund - Class I	67,771	6,181	6,807	—	1,657	(17,429)	51,373	4.1
JNL/Harris Oakmark Global Equity Fund - Class I	100,836	2,159	12,136	—	1,401	(26,062)	66,198	5.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,557	222	8,381	—	1,677	(10,701)	21,374	1.7
JNL/JPMorgan U.S. Value Fund - Class I	79,154	13,746	11,359	—	4,287	(14,569)	71,259	5.6
JNL/Loomis Sayles Global Growth Fund - Class I	107,889	1,006	17,148	—	3,664	(35,018)	60,393	4.8
JNL/Lord Abbett Short Duration Income Fund - Class I	—	27,883	2,858	—	(27)	(567)	24,431	1.9
JNL/Morningstar Wide Moat Index Fund - Class I	128,471	164	22,251	—	5,629	(30,024)	81,989	6.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	30,277	1,539	—	80	(3,741)	25,077	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	89,435	1,972	11,184	—	2,650	(35,702)	47,171	3.7
JNL/T. Rowe Price Value Fund - Class I	128,710	167	25,974	—	7,226	(30,147)	79,982	6.3
JNL/WCM Focused International Equity Fund - Class I	174,906	1,867	21,689	—	5,159	(66,120)	94,123	7.4
JNL/Westchester Capital Event Driven Fund - Class I	11,793	912	1,746	—	309	(882)	10,386	0.8
JNL/WMC Equity Income Fund - Class I	—	79,150	1,845	—	(37)	(6,421)	70,847	5.6
	1,827,620	217,662	310,395	—	55,660	(522,293)	1,268,254	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,625	1,596	9,064	—	651	(7,063)	40,745	6.8
JNL Multi-Manager Mid Cap Fund - Class I	13,729	1,552	5,302	—	1,924	(4,666)	7,237	1.2
JNL Multi-Manager Small Cap Growth Fund - Class I	5,872	1,347	2,509	—	(301)	(1,506)	2,903	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	7,858	632	2,880	—	487	(1,754)	4,343	0.7
JNL/Blackrock Global Allocation Fund - Class I	39,070	2,845	7,904	—	527	(7,966)	26,572	4.5
JNL/Causeway International Value Select Fund - Class I	5,887	823	2,783	—	458	(1,475)	2,910	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	91,398	2,028	16,846	—	(85)	(11,683)	64,812	10.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,187	835	2,281	—	76	(6,292)	23,525	3.9
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	17,639	1,759	10,420	—	1,795	(5,167)	5,606	0.9
JNL/DoubleLine Total Return Fund - Class I	114,653	6,346	21,501	—	(464)	(12,858)	86,176	14.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	28,485	2,660	—	(55)	(1,732)	24,038	4.0
JNL/First Sentier Global Infrastructure Fund - Class I	—	5,990	752	—	29	(514)	4,753	0.8
JNL/GQG Emerging Markets Equity Fund - Class I	9,783	1,403	3,237	—	763	(2,811)	5,901	1.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	3,164	312	—	(2)	(615)	2,235	0.4
JNL/JPMorgan Hedged Equity Fund - Class I	13,650	423	2,176	—	371	(2,140)	10,128	1.7
JNL/JPMorgan U.S. Value Fund - Class I	9,780	5,986	4,297	—	91	(1,360)	10,200	1.7
JNL/Loomis Sayles Global Growth Fund - Class I	7,853	1,010	6,849	—	(1,740)	(274)	—	—
JNL/Lord Abbett Short Duration Income Fund - Class I	35,042	11,728	6,469	—	(239)	(1,852)	38,210	6.4
JNL/Morningstar Wide Moat Index Fund - Class I	17,612	1,824	8,211	—	757	(3,371)	8,611	1.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	9,926	1,517	—	84	(1,042)	7,451	1.3
JNL/PIMCO Income Fund - Class I	68,343	1,571	12,943	—	223	(7,645)	49,549	8.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	42,802	1,567	6,566	—	(393)	(7,407)	30,003	5.0
JNL/PIMCO Real Return Fund - Class I	15,616	240	2,073	—	275	(2,208)	11,850	2.0
JNL/PPM America Total Return Fund - Class I	71,998	2,136	15,498	—	1,004	(11,477)	48,163	8.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	39,072	5,549	6,213	—	2,053	(8,306)	32,155	5.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	50,748	1,170	11,094	—	113	(8,223)	32,714	5.5
JNL/WCM Focused International Equity Fund - Class I	15,692	3,024	8,654	—	295	(5,213)	5,144	0.9
JNL/WMC Equity Income Fund - Class I	—	12,838	1,149	—	(4)	(910)	10,775	1.8
	779,909	117,797	182,160	—	8,693	(127,530)	596,709	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	81,173	36,633	4,097	—	289	(12,207)	101,791	3.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	74,663	12,134	6,772	—	(127)	(23,200)	56,698	2.1
JNL Multi-Manager International Small Cap Fund - Class I	109,032	22,811	793	—	208	(47,862)	83,396	3.1
JNL Multi-Manager Mid Cap Fund - Class I	237,555	73,583	36,647	—	11,400	(76,186)	209,705	7.7
JNL Multi-Manager Small Cap Growth Fund - Class I	67,753	16,252	4,335	—	739	(24,817)	55,592	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	81,183	19,884	7,323	—	951	(19,527)	75,168	2.8
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	73,607	14,908	4,986	—	(5,659)	(36,437)	41,433	1.5
JNL/Blackrock Global Natural Resources Fund - Class I	—	35,181	1,873	—	54	(4,865)	28,497	1.0
JNL/Causeway International Value Select Fund - Class I	182,835	63,916	28,218	—	(202)	(47,433)	170,898	6.3
JNL/DoubleLine Core Fixed Income Fund - Class I	54,114	31,255	12,279	—	233	(8,934)	64,389	2.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,622	15,373	4,635	—	(87)	(9,433)	41,840	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	169,450	52,937	56,688	—	15,978	(66,428)	115,249	4.2
JNL/DoubleLine Total Return Fund - Class I	142,039	69,110	34,868	—	335	(19,097)	157,519	5.8
JNL/First Sentier Global Infrastructure Fund - Class I	75,840	43,935	12,414	—	3,525	(17,514)	93,372	3.4
JNL/GQG Emerging Markets Equity Fund - Class I	87,781	26,152	8,625	—	2,164	(25,200)	82,272	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	108,404	39,865	12,217	—	1,540	(35,618)	101,974	3.7
JNL/Heitman U.S. Focused Real Estate Fund - Class I	42,006	11,929	3,423	—	732	(14,786)	36,458	1.3
JNL/JPMorgan U.S. Value Fund - Class I	97,418	50,590	13,065	—	4,911	(21,700)	118,154	4.3
JNL/Loomis Sayles Global Growth Fund - Class I	128,144	41,421	22,956	—	3,991	(48,118)	102,482	3.7
JNL/Lord Abbett Short Duration Income Fund - Class I	33,853	78,769	14,109	—	(594)	(2,869)	95,050	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	168,671	58,704	30,635	—	7,682	(48,608)	155,814	5.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	55,351	2,450	—	142	(7,337)	45,706	1.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	47,351	10,433	5,752	—	134	(9,420)	42,746	1.6
JNL/T. Rowe Price Established Growth Fund - Class I	107,056	41,510	13,608	—	2,216	(48,970)	88,204	3.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	64,969	26,363	13,989	—	(144)	(13,102)	64,097	2.3
JNL/T. Rowe Price Value Fund - Class I	162,553	53,525	27,349	—	7,426	(45,129)	151,026	5.5
JNL/WCM Focused International Equity Fund - Class I	244,101	74,897	18,240	—	3,285	(105,139)	198,904	7.3
JNL/Westchester Capital Event Driven Fund - Class I	27,115	8,860	5,123	—	922	(2,503)	29,271	1.1
JNL/WMC Equity Income Fund - Class I	—	141,441	5,731	—	(142)	(11,112)	124,456	4.6
	2,709,288	1,227,722	413,200	—	61,902	(853,551)	2,732,161	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	165,281	3,541	7,832	—	525	(21,101)	140,414	6.8
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,663	148	4,958	—	1,105	(10,794)	20,164	1.0
JNL Multi-Manager International Small Cap Fund - Class I	33,904	1,125	8,484	—	1,809	(13,702)	14,652	0.7
JNL Multi-Manager Mid Cap Fund - Class I	98,169	4,015	17,487	—	4,896	(26,508)	63,085	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	39,401	3,025	9,053	—	2,509	(15,482)	20,400	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	54,515	1,462	5,043	—	1,280	(12,122)	40,092	1.9
JNL/Blackrock Global Allocation Fund - Class I	110,875	13	17,104	—	873	(21,897)	72,760	3.5
JNL/Causeway International Value Select Fund - Class I	62,608	11,412	16,901	—	(615)	(12,369)	44,135	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	178,523	1,546	27,543	—	281	(23,348)	129,459	6.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,216	924	5,130	—	(133)	(19,046)	72,831	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	84,231	510	29,365	—	7,551	(26,620)	36,307	1.7
JNL/DoubleLine Total Return Fund - Class I	288,049	12,470	52,944	—	627	(33,617)	214,585	10.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	74,493	5,796	—	(126)	(4,610)	63,961	3.1
JNL/First Sentier Global Infrastructure Fund - Class I	56,779	6,117	7,269	—	1,617	(8,187)	49,057	2.4
JNL/GQG Emerging Markets Equity Fund - Class I	41,324	10,526	5,724	—	797	(10,869)	36,054	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	55,298	206	9,328	—	2,074	(14,922)	33,328	1.6
JNL/Heitman U.S. Focused Real Estate Fund - Class I	35,878	383	21,324	—	4,858	(10,306)	9,489	0.5
JNL/JPMorgan Hedged Equity Fund - Class I	41,359	491	5,506	—	1,005	(6,480)	30,869	1.5
JNL/JPMorgan U.S. Value Fund - Class I	55,976	25,894	17,212	—	246	(8,239)	56,665	2.7
JNL/Loomis Sayles Global Growth Fund - Class I	67,073	1,644	32,643	—	6,414	(23,553)	18,935	0.9
JNL/Lord Abbett Short Duration Income Fund - Class I	96,235	33,476	14,778	—	(560)	(5,286)	109,087	5.2
JNL/Morningstar Wide Moat Index Fund - Class I	111,072	1,554	17,557	—	2,386	(23,279)	74,176	3.6
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	36,354	1,856	—	110	(4,299)	30,309	1.5
JNL/PIMCO Income Fund - Class I	158,961	453	23,278	—	1,383	(18,839)	118,680	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,824	1,166	16,837	—	(1,064)	(18,603)	74,486	3.6
JNL/PIMCO Real Return Fund - Class I	55,411	614	7,265	—	1,202	(8,041)	41,921	2.0
JNL/PPM America Total Return Fund - Class I	164,877	1,681	22,334	—	1,231	(25,852)	119,603	5.7
JNL/T. Rowe Price Capital Appreciation Fund - Class I	166,280	372	10,674	—	2,889	(29,187)	129,680	6.2
JNL/T. Rowe Price Established Growth Fund - Class I	67,910	4,852	16,522	—	1,965	(27,934)	30,271	1.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	131,501	428	20,936	—	1,024	(22,258)	89,759	4.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class I	97,298	273	21,218	—	4,260	(36,546)	44,067	2.1
JNL/WMC Equity Income Fund - Class I	—	58,750	3,027	—	(22)	(4,336)	51,365	2.5
	2,759,491	299,918	482,928	—	52,397	(548,232)	2,080,646	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	251,317	1,046	20,240	—	1,754	(32,035)	201,842	5.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	99,664	70	18,773	—	1,435	(28,791)	53,605	1.5
JNL Multi-Manager International Small Cap Fund - Class I	101,765	2,102	10,680	—	2,311	(39,536)	55,962	1.5
JNL Multi-Manager Mid Cap Fund - Class I	319,231	315	67,166	—	19,288	(87,563)	184,105	5.0
JNL Multi-Manager Small Cap Growth Fund - Class I	95,894	3,139	14,190	—	3,582	(33,616)	54,809	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	114,449	—	21,498	—	2,736	(23,434)	72,253	2.0
JNL/Blackrock Global Allocation Fund - Class I	177,095	—	32,948	—	1,489	(34,576)	111,060	3.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	33,821	2,464	—	77	(4,546)	26,888	0.7
JNL/Causeway International Value Select Fund - Class I	268,648	15,379	58,336	—	(1,077)	(52,122)	172,492	4.7
JNL/DoubleLine Core Fixed Income Fund - Class I	225,444	111	51,956	—	772	(28,472)	145,899	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	100,235	14	6,659	—	(218)	(19,527)	73,845	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,156	22	66,058	—	20,209	(59,298)	74,031	2.0
JNL/DoubleLine Total Return Fund - Class I	325,382	16,336	57,660	—	411	(37,682)	246,787	6.8
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	99,916	8,484	—	(208)	(6,132)	85,092	2.3
JNL/First Sentier Global Infrastructure Fund - Class I	129,331	9,000	18,357	—	3,981	(18,442)	105,513	2.9
JNL/GQG Emerging Markets Equity Fund - Class I	113,334	9,549	15,364	—	3,565	(29,346)	81,738	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	114,868	32	20,348	—	2,163	(28,521)	68,194	1.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	65,415	8,863	5,986	—	1,427	(19,945)	49,774	1.4
JNL/JPMorgan Hedged Equity Fund - Class I	75,466	—	10,629	—	1,992	(11,801)	55,028	1.5
JNL/JPMorgan U.S. Value Fund - Class I	155,628	23,749	31,194	—	406	(19,867)	128,722	3.5
JNL/Loomis Sayles Global Growth Fund - Class I	150,485	83	55,078	—	12,068	(53,820)	53,738	1.5
JNL/Lord Abbett Short Duration Income Fund - Class I	112,243	84,149	24,281	—	(979)	(6,755)	164,377	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	203,588	5	42,078	—	12,471	(48,960)	125,026	3.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	63,219	3,264	—	187	(8,359)	51,783	1.4
JNL/PIMCO Income Fund - Class I	164,087	47	32,650	—	1,972	(19,490)	113,966	3.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	100,297	1,735	7,958	—	(467)	(18,104)	75,503	2.1
JNL/PIMCO Real Return Fund - Class I	50,588	3	7,296	—	1,179	(7,346)	37,128	1.0
JNL/PPM America Total Return Fund - Class I	150,079	71	24,087	—	1,333	(23,339)	104,057	2.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	278,462	11,001	22,621	—	8,312	(53,325)	221,829	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	185,853	4,248	22,960	—	4,927	(74,278)	97,790	2.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	176,979	1,906	38,151	—	550	(28,521)	112,763	3.1
JNL/T. Rowe Price Value Fund - Class I	203,569	1,000	31,832	—	9,553	(46,023)	136,267	3.7
JNL/WCM Focused International Equity Fund - Class I	332,050	239	40,939	—	10,053	(124,888)	176,515	4.8
JNL/Westchester Capital Event Driven Fund - Class I	35,089	13	4,502	—	510	(2,114)	28,996	0.8
JNL/WMC Equity Income Fund - Class I	—	124,001	4,591	—	(120)	(9,254)	110,036	3.0
	5,055,691	515,184	901,278	—	127,644	(1,139,828)	3,657,413	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	71,781	3,133	10,796	3,190	(3,119)	(13,434)	47,565	1.6
American Funds Insurance Series - American High-Income Trust - Class 1	62,335	19,240	7,438	758	(719)	(9,012)	64,406	2.1
American Funds Insurance Series - Global Growth Fund - Class 1	539,833	60,560	9,284	48,111	2,931	(228,820)	365,220	12.0
	673,949	82,933	27,518	52,059	(907)	(251,266)	477,191	15.7
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	106,615	3,882	29,584	4,279	(8,487)	(14,195)	58,231	2.5
American Funds Insurance Series - American High-Income Trust - Class 1	93,383	6,556	10,333	920	(1,019)	(11,494)	77,093	3.4
	199,998	10,438	39,917	5,199	(9,506)	(25,689)	135,324	5.9
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	80,771	33	11,491	—	856	(10,467)	59,702	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	77,214	3,231	26,161	—	(284)	(16,798)	37,202	2.0
JNL Multi-Manager Mid Cap Fund - Class I	85,583	9,000	7,117	—	2,555	(23,489)	66,532	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	25,952	3,360	1,245	—	443	(9,466)	19,044	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	56,033	5	7,760	—	1,310	(11,707)	37,881	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	30,622	—	—	—	(5,590)	25,032	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/BlackRock Large Cap Select Growth Fund - Class I	225,387	20,087	9,421	—	3,910	(92,280)	147,683	7.9
JNL/Causeway International Value Select Fund - Class I	54,339	62,687	11,659	—	(508)	(23,784)	81,075	4.3
JNL/ClearBridge Large Cap Growth Fund - Class I	199,297	38,084	10,684	—	4,593	(81,556)	149,734	8.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,464	11,755	4,627	—	(119)	(9,330)	38,143	2.0
JNL/DoubleLine Total Return Fund - Class I	26,745	39,487	2,255	—	(105)	(5,486)	58,386	3.1
JNL/GQG Emerging Markets Equity Fund - Class I	77,175	100	38,308	—	9,152	(19,815)	28,304	1.5
JNL/Invesco Diversified Dividend Fund - Class I	156,190	450	26,257	—	7,250	(23,329)	114,304	6.1
JNL/Invesco Global Growth Fund - Class I	194,823	639	58,393	—	11,091	(75,044)	73,116	3.9
JNL/JPMorgan MidCap Growth Fund - Class I	75,700	3,557	9,787	—	4,355	(26,334)	47,491	2.5
JNL/JPMorgan U.S. Value Fund - Class I	56,921	143	12,568	—	4,848	(11,137)	38,207	2.0
JNL/Lazard International Strategic Equity Fund - Class I	54,200	38,758	4,460	—	376	(24,938)	63,936	3.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	32,349	282	—	1	(5,176)	26,892	1.4
JNL/PPM America High Yield Bond Fund - Class I	27,066	121	3,900	—	276	(4,007)	19,556	1.0
JNL/PPM America Total Return Fund - Class I	54,026	29	6,496	—	276	(8,435)	39,400	2.1
JNL/T. Rowe Price Established Growth Fund - Class I	361,219	3,147	82,584	—	25,263	(147,621)	159,424	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	28,466	38	1,812	—	580	(8,290)	18,982	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	42,575	1,653	—	(28)	(967)	39,927	2.1
JNL/T. Rowe Price Value Fund - Class I	400,038	2,898	68,495	—	21,336	(91,335)	264,442	14.1
JNL/WCM Focused International Equity Fund - Class I	198,175	764	61,082	—	12,701	(75,874)	74,684	4.0
JNL/William Blair International Leaders Fund - Class I	54,832	1,219	827	—	53	(18,637)	36,640	2.0
JNL/WMC Value Fund - Class I	172,236	694	39,678	—	9,849	(28,923)	114,178	6.1
	2,782,852	345,832	509,002	—	120,030	(859,815)	1,879,897	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	34,781	117	4,302	—	386	(4,486)	26,496	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	11,263	1,608	873	—	(181)	(3,400)	8,417	1.0
JNL Multi-Manager Mid Cap Fund - Class I	11,688	907	1,621	—	608	(3,191)	8,391	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	10,885	3,793	2,502	—	670	(4,506)	8,340	0.9
JNL/Blackrock Global Natural Resources Fund - Class I	—	20,711	198	—	(6)	(3,585)	16,922	1.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	22,922	4,256	6,351	—	698	(9,438)	12,087	1.4
JNL/Causeway International Value Select Fund - Class I	11,640	950	1,711	—	(19)	(2,469)	8,391	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,552	2,052	1,253	—	551	(4,742)	8,160	0.9
JNL/DFA U.S. Core Equity Fund - Class I	29,176	3,276	5,753	—	2,131	(8,084)	20,746	2.4
JNL/DoubleLine Core Fixed Income Fund - Class I	80,938	33	8,482	—	(28)	(10,694)	61,767	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	57,868	422	33,679	—	1,468	(8,855)	17,224	2.0
JNL/DoubleLine Total Return Fund - Class I	115,529	6,039	10,165	—	66	(14,162)	97,307	11.2
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	34,680	42,969	7,022	—	45	(9,082)	61,590	7.1
JNL/Invesco Diversified Dividend Fund - Class I	23,452	1,034	5,292	—	1,009	(3,229)	16,974	1.9
JNL/Invesco Global Growth Fund - Class I	11,463	1,524	9,558	—	791	(4,220)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	11,209	3,164	2,484	—	949	(4,520)	8,318	0.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	63,553	33,436	7,715	—	121	(9,691)	79,704	9.1
JNL/Lazard International Strategic Equity Fund - Class I	11,459	715	624	—	65	(3,264)	8,351	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	46,298	54	8,154	—	122	(2,567)	35,753	4.1
JNL/Neuberger Berman Strategic Income Fund - Class I	46,376	11	5,269	—	267	(6,478)	34,907	4.0
JNL/PIMCO Income Fund - Class I	58,073	25	7,780	—	454	(6,819)	43,953	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	127,236	2,158	9,062	—	(379)	(23,293)	96,660	11.1
JNL/PIMCO Real Return Fund - Class I	46,515	235	6,426	—	1,132	(6,772)	34,684	4.0
JNL/PPM America High Yield Bond Fund - Class I	46,490	200	34,244	—	3,446	(7,138)	8,754	1.0
JNL/PPM America Total Return Fund - Class I	80,974	301	7,214	—	353	(12,714)	61,700	7.1
JNL/T. Rowe Price Established Growth Fund - Class I	22,499	4,707	10,791	—	2,286	(10,549)	8,152	0.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	46,241	18,974	18,096	—	941	(3,328)	44,732	5.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	23,244	175	11,621	—	7	(3,096)	8,709	1.0
JNL/T. Rowe Price Value Fund - Class I	35,105	1,736	5,310	—	1,594	(7,958)	25,167	2.9
JNL/WCM Focused International Equity Fund - Class I	23,096	2,920	19,931	—	(744)	(5,341)	—	—
	1,156,205	158,502	253,483	—	18,803	(207,671)	872,356	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	171,929	—	26,007	—	2,111	(22,319)	125,714	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	135,489	49	47,269	—	4,177	(34,152)	58,294	1.5
JNL Multi-Manager Mid Cap Fund - Class I	178,248	18,500	13,961	—	3,529	(47,197)	139,119	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	54,258	9,176	4,054	—	1,327	(20,508)	40,199	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	118,189	—	17,561	—	3,090	(24,734)	78,984	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	60,000	—	—	—	(11,276)	48,724	1.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	350,636	63,490	16,619	—	6,530	(153,702)	250,335	6.4
JNL/Causeway International Value Select Fund - Class I	85,858	102,573	18,505	—	(807)	(37,835)	131,284	3.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/ClearBridge Large Cap Growth Fund - Class I	383,433	30,383	3,181	—	1,563	(144,478)	267,720	6.8
JNL/DoubleLine Core Fixed Income Fund - Class I	114,447	—	16,827	—	(491)	(14,375)	82,754	2.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,636	—	12,936	—	(195)	(21,655)	79,850	2.0
JNL/DoubleLine Total Return Fund - Class I	114,123	65,000	9,639	—	222	(17,685)	152,021	3.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,416	—	7,977	—	(669)	(7,499)	41,271	1.1
JNL/GQG Emerging Markets Equity Fund - Class I	108,133	2,509	31,560	—	8,127	(27,958)	59,251	1.5
JNL/Invesco Diversified Dividend Fund - Class I	356,604	—	84,177	—	21,214	(53,438)	240,203	6.1
JNL/Invesco Global Growth Fund - Class I	348,132	1,709	151,424	—	31,257	(134,386)	95,288	2.4
JNL/JPMorgan MidCap Growth Fund - Class I	150,780	8,684	13,924	—	5,813	(51,506)	99,847	2.5
JNL/JPMorgan U.S. Value Fund - Class I	118,693	—	25,192	—	9,763	(22,915)	80,349	2.0
JNL/Lazard International Strategic Equity Fund - Class I	114,140	51,724	8,514	—	726	(44,386)	113,690	2.9
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	67,000	1,204	—	5	(10,661)	55,140	1.4
JNL/PIMCO Income Fund - Class I	57,725	—	10,218	—	611	(6,784)	41,334	1.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	114,840	1	12,258	—	(423)	(20,312)	81,848	2.1
JNL/PIMCO Real Return Fund - Class I	58,278	48,500	14,673	—	200	(12,114)	80,191	2.0
JNL/PPM America High Yield Bond Fund - Class I	87,058	—	13,424	—	1,069	(12,858)	61,845	1.6
JNL/PPM America Total Return Fund - Class I	171,904	—	45,258	—	3,115	(26,468)	103,293	2.6
JNL/T. Rowe Price Established Growth Fund - Class I	749,743	6,122	163,237	—	48,127	(305,962)	334,793	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	58,867	49	3,183	—	985	(17,044)	39,674	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	89,500	3,479	—	(57)	(2,010)	83,954	2.1
JNL/T. Rowe Price Value Fund - Class I	714,328	—	114,158	—	36,152	(161,283)	475,039	12.1
JNL/WCM Focused International Equity Fund - Class I	294,702	1,212	105,084	—	20,544	(114,184)	97,190	2.5
JNL/William Blair International Leaders Fund - Class I	116,781	3,989	4,542	—	99	(39,398)	76,929	2.0
JNL/WMC Value Fund - Class I	299,324	5,500	48,699	—	11,734	(48,628)	219,231	5.6
	5,798,694	635,670	1,048,744	—	219,448	(1,669,710)	3,935,358	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	82,376	—	12,083	—	1,043	(10,678)	60,658	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,295	1,953	27,185	—	7,627	(16,501)	19,189	1.0
JNL Multi-Manager Mid Cap Fund - Class I	55,680	33	5,105	—	1,954	(14,163)	38,399	1.9
JNL Multi-Manager Small Cap Growth Fund - Class I	26,074	5,001	2,772	—	939	(10,057)	19,185	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	27,768	14	3,474	—	(61)	(5,108)	19,139	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	32,080	—	—	—	(5,857)	26,223	1.3
JNL/BlackRock Large Cap Select Growth Fund - Class I	54,682	22,386	5,172	—	978	(26,780)	46,094	2.3
JNL/Causeway International Value Select Fund - Class I	27,640	13,470	3,901	—	(168)	(8,781)	28,260	1.4
JNL/ClearBridge Large Cap Growth Fund - Class I	68,741	4,435	1,996	—	913	(25,566)	46,527	2.4
JNL/DFA U.S. Core Equity Fund - Class I	55,538	11,412	5,192	—	2,141	(16,060)	47,839	2.4
JNL/DoubleLine Core Fixed Income Fund - Class I	109,508	—	14,775	—	34	(14,237)	80,530	4.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	109,640	1	32,961	—	189	(17,920)	58,949	3.0
JNL/DoubleLine Total Return Fund - Class I	150,391	—	22,136	—	137	(17,440)	110,952	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	54,765	49,000	11,081	—	(181)	(12,205)	80,298	4.1
JNL/GQG Emerging Markets Equity Fund - Class I	26,306	2	12,279	—	(1,755)	(2,476)	9,798	0.5
JNL/Invesco Diversified Dividend Fund - Class I	97,639	7	20,646	—	6,017	(15,172)	67,845	3.4
JNL/Invesco Global Growth Fund - Class I	27,249	1,983	21,228	—	2,591	(10,595)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	53,920	2,017	21,192	—	5,380	(20,994)	19,131	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	95,738	62,001	11,237	—	209	(15,498)	131,213	6.7
JNL/Lazard International Strategic Equity Fund - Class I	54,490	26,036	2,728	—	309	(21,778)	56,329	2.9
JNL/Lord Abbett Short Duration Income Fund - Class I	109,639	—	22,040	—	315	(6,048)	81,866	4.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	11,019	122	—	1	(1,744)	9,154	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	54,973	—	7,815	—	366	(7,624)	39,900	2.0
JNL/PIMCO Income Fund - Class I	110,169	—	17,928	—	1,155	(12,990)	80,406	4.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	219,015	2,003	20,592	—	(766)	(39,277)	160,383	8.1
JNL/PIMCO Real Return Fund - Class I	82,760	1	13,644	—	2,326	(12,130)	59,313	3.0
JNL/PPM America High Yield Bond Fund - Class I	82,727	—	33,873	—	3,401	(12,206)	40,049	2.0
JNL/PPM America Total Return Fund - Class I	191,750	—	22,329	—	1,261	(29,938)	140,744	7.2
JNL/T. Rowe Price Established Growth Fund - Class I	188,770	353	30,008	—	10,113	(75,027)	94,201	4.8
JNL/T. Rowe Price Short-Term Bond Fund - Class I	109,459	26,622	38,867	—	2,041	(7,289)	91,966	4.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	41,357	1	4,811	—	126	(6,780)	29,893	1.5
JNL/T. Rowe Price Value Fund - Class I	166,941	27	21,656	—	6,918	(36,899)	115,331	5.9
JNL/WCM Focused International Equity Fund - Class I	82,729	100	50,024	—	5,101	(28,562)	9,344	0.5
JNL/William Blair International Leaders Fund - Class I	27,702	36	615	—	76	(9,315)	17,884	0.9
JNL/WMC Value Fund - Class I	41,950	4	8,180	—	2,079	(6,885)	28,968	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
	2,741,381	271,997	529,647	—	62,809	(580,580)	1,965,960	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	169,469	—	25,241	—	2,193	(21,981)	124,440	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	135,647	—	75,131	—	14,916	(36,401)	39,031	1.0
JNL Multi-Manager Mid Cap Fund - Class I	172,801	1,471	18,431	—	5,085	(42,774)	118,152	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	54,011	8,462	4,084	—	1,390	(20,204)	39,575	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	57,602	—	7,769	—	1,388	(12,035)	39,186	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	—	39,500	—	—	—	(7,394)	32,106	0.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	170,137	58,297	871	—	433	(83,477)	144,519	3.7
JNL/Causeway International Value Select Fund - Class I	56,591	78,976	12,571	—	(375)	(28,733)	93,888	2.4
JNL/ClearBridge Large Cap Growth Fund - Class I	256,375	4,685	2,201	—	1,123	(92,267)	167,715	4.2
JNL/DoubleLine Core Fixed Income Fund - Class I	196,786	—	28,114	—	(803)	(24,539)	143,330	3.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	140,916	—	37,602	—	416	(23,914)	79,816	2.0
JNL/DoubleLine Total Return Fund - Class I	224,408	53,000	21,770	—	150	(30,297)	225,491	5.7
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	112,520	24,000	16,103	—	296	(18,542)	102,171	2.6
JNL/GQG Emerging Markets Equity Fund - Class I	81,269	1,493	29,708	—	8,108	(21,271)	39,891	1.0
JNL/Invesco Diversified Dividend Fund - Class I	230,712	—	50,817	—	13,769	(35,034)	158,630	4.0
JNL/Invesco Global Growth Fund - Class I	169,523	10,382	87,374	—	13,842	(68,653)	37,720	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	112,433	11,352	9,765	—	3,813	(38,978)	78,855	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	112,249	130,000	15,273	—	(340)	(21,351)	205,285	5.2
JNL/JPMorgan U.S. Value Fund - Class I	86,197	—	16,676	—	6,438	(16,221)	59,738	1.5
JNL/Lazard International Strategic Equity Fund - Class I	112,518	51,000	6,905	—	695	(44,117)	113,191	2.9
JNL/Lord Abbett Short Duration Income Fund - Class I	56,264	—	11,292	—	(385)	(2,558)	42,029	1.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	44,500	331	—	1	(7,147)	37,023	0.9
JNL/Neuberger Berman Strategic Income Fund - Class I	56,589	—	8,468	—	193	(7,591)	40,723	1.0
JNL/PIMCO Income Fund - Class I	141,791	—	23,945	—	1,650	(16,815)	102,681	2.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	224,892	1,500	22,356	—	(717)	(40,142)	163,177	4.1
JNL/PIMCO Real Return Fund - Class I	142,085	—	25,244	—	4,335	(20,954)	100,222	2.5
JNL/PPM America High Yield Bond Fund - Class I	142,139	—	43,571	—	4,259	(20,981)	81,846	2.1
JNL/PPM America Total Return Fund - Class I	281,329	—	34,980	—	2,081	(43,894)	204,536	5.2
JNL/T. Rowe Price Established Growth Fund - Class I	645,475	—	133,704	—	41,350	(261,043)	292,078	7.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	57,292	—	2,417	—	(204)	(15,463)	39,208	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,238	60,500	63,204	—	1,913	(7,442)	104,005	2.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	56,845	—	7,012	—	191	(9,289)	40,735	1.0
JNL/T. Rowe Price Value Fund - Class I	518,188	—	72,299	—	23,045	(115,329)	353,605	8.9
JNL/WCM Focused International Equity Fund - Class I	286,334	—	102,454	—	23,132	(110,941)	96,071	2.4
JNL/William Blair International Leaders Fund - Class I	57,278	—	1,388	—	158	(19,228)	36,820	0.9
JNL/WMC Value Fund - Class I	231,339	12,500	36,165	—	8,802	(38,645)	177,831	4.5
	5,662,242	591,618	1,055,236	—	182,341	(1,425,645)	3,955,320	100.0

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Novolipetsk Metallurgical Works	04/25/22	658	—	—
Public Joint Stock Society Inter RAO UES	04/25/22	331	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/25/22	522	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	04/25/22	2	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	04/25/22	266	—	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy	04/25/22	143	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/25/22	463	—	—
TCS Group Holding PLC	04/25/22	100	—	—
		2,485	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.5%
U.S. Treasury Note 33.1%
Treasury, United States Department of
0.13%, 10/15/23 - 01/15/24	8,200	7,818
1.63%, 10/31/23 - 11/30/26	13,907	12,890
2.88%, 10/31/23 - 05/15/32	17,627	16,740
0.25%, 11/15/23 - 10/31/25	18,513	16,843
2.75%, 11/15/23 - 08/15/32	14,197	13,515
2.13%, 11/30/23 - 05/31/26	12,841	12,311
0.75%, 12/31/23 - 01/31/28	17,180	15,410
2.63%, 12/31/23 - 05/31/27	4,580	4,378
0.88%, 01/31/24 - 11/15/30	12,300	10,591
2.25%, 01/31/24 - 11/15/27	17,630	16,670
2.50%, 01/31/24 - 03/31/27	9,961	9,618
1.50%, 02/29/24 - 01/31/27	15,165	14,229
2.38%, 02/29/24 - 05/15/29	9,639	8,840
0.38%, 04/15/24 - 09/30/27	36,054	32,170
2.00%, 04/30/24 - 11/15/26	9,284	8,825
2.50%, 05/31/24 (a)	3,200	3,107
1.75%, 06/30/24 - 12/31/26	8,550	8,136
3.00%, 06/30/24 - 10/31/25	7,535	7,322
1.25%, 08/31/24 - 08/15/31	27,875	23,770
1.88%, 08/31/24 - 02/15/32	11,815	10,553
3.25%, 08/31/24 (a)	1,905	1,870
4.25%, 09/30/24	1,835	1,836
0.63%, 10/15/24 - 08/15/30	26,066	21,617
1.13%, 01/15/25 - 08/31/28	11,900	10,577
1.38%, 01/31/25 - 11/15/31	11,386	9,704
3.13%, 08/15/25 - 11/15/28	6,820	6,513
3.50%, 09/15/25	500	490
0.50%, 02/28/26 - 10/31/27	14,080	12,075
3.25%, 06/30/27 - 06/30/29	3,990	3,830
3.13%, 08/31/27 (a)	1,950	1,871
4.13%, 09/30/27	1,875	1,881
1.00%, 07/31/28	560	472
3.88%, 09/30/29	1,535	1,529
1.13%, 02/15/31 (b)	6,930	5,613
1.63%, 05/15/31 (b)	6,230	5,229
		338,843
Mortgage-Backed Securities 27.6%
Federal Home Loan Mortgage Corporation
4.50%, 05/01/23 - 09/01/52	2,018	1,965
3.50%, 10/01/23 - 05/01/52	7,366	6,794
3.00%, 02/01/24 - 04/01/52	10,988	9,811
4.00%, 02/01/24 - 07/01/52	4,790	4,541
5.00%, 03/01/26 - 10/01/49	853	855
2.50%, 08/01/27 - 05/01/52	19,622	16,780
6.50%, 07/01/28 - 03/01/39	84	90
5.50%, 11/01/28 - 02/01/40	371	381
2.00%, 01/01/29 - 03/01/52	27,505	22,746
6.00%, 02/01/29 - 05/01/40	251	260
1.50%, 02/01/36 - 03/01/52	7,689	6,146
Federal National Mortgage Association, Inc.
5.00%, 09/01/23 - 06/01/49	1,316	1,318
4.00%, 03/01/24 - 09/01/52	9,575	9,074
4.50%, 04/01/24 - 06/01/49	2,719	2,660
6.00%, 05/01/24 - 09/01/39	518	538
3.50%, 09/01/25 - 08/01/51	13,547	12,497
3.00%, 11/01/26 - 03/01/52	22,705	20,227
2.50%, 03/01/27 - 03/01/52	34,754	29,658
2.00%, 09/01/28 - 04/01/52	33,740	27,845
5.50%, 01/01/32 - 02/01/42	779	799
6.50%, 07/01/32 - 12/01/38	162	173
1.50%, 09/01/35 - 09/01/51	9,459	7,672
7.00%, 12/01/35 - 02/01/38	13	13
TBA, 2.00%, 10/01/36 - 10/15/52 (c)	25,843	21,240
TBA, 1.50%, 10/15/37 (c)	2,375	2,034
TBA, 3.00%, 10/15/37 - 11/15/52 (c)	1,950	1,715
TBA, 3.50%, 10/15/37 - 10/15/52 (c)	2,625	2,374
TBA, 2.50%, 10/15/52 (c)	5,900	4,951
TBA, 4.00%, 10/15/52 - 11/15/52 (c)	2,475	2,294
TBA, 4.50%, 10/15/52 - 11/15/52 (c)	4,100	3,900
TBA, 5.00%, 10/15/52 - 11/15/52 (c)	750	729
Government National Mortgage Association
4.00%, 12/15/24 - 10/20/49	4,085	3,886
4.50%, 04/20/26 - 06/20/49	2,113	2,068
3.50%, 05/15/26 - 09/20/52	9,839	9,088
3.00%, 01/20/27 - 06/20/52	13,396	12,004
2.50%, 08/20/27 - 07/20/52	17,046	14,727
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	86	89
5.00%, 03/15/33 - 06/20/49	979	977
5.50%, 08/15/33 - 04/20/43	155	157
6.50%, 07/15/38	6	6
2.00%, 11/20/50 - 04/20/52	9,536	7,977
2.00%, 05/20/51 - 10/15/52 (c)	7,473	6,225
TBA, 2.50%, 10/15/52 (c)	675	580
TBA, 4.00%, 10/15/52 - 11/15/52 (c)	1,400	1,306
TBA, 4.50%, 10/15/52 - 11/15/52 (c)	1,175	1,122
		282,293
U.S. Treasury Bond 7.4%
Treasury, United States Department of
5.25%, 11/15/28	637	676
4.50%, 02/15/36 - 08/15/39	640	689
4.75%, 02/15/37 - 02/15/41	2,142	2,361
4.25%, 05/15/39	970	1,011
4.38%, 11/15/39 - 05/15/41	1,243	1,306
4.63%, 02/15/40	40	43
1.13%, 05/15/40 - 08/15/40	3,235	2,017
3.88%, 08/15/40	1,418	1,392
1.38%, 11/15/40 - 08/15/50	5,816	3,452
1.88%, 02/15/41 - 11/15/51	6,280	4,245
2.25%, 05/15/41 - 02/15/52	9,565	6,965
1.75%, 08/15/41	795	543
3.75%, 08/15/41 - 11/15/43	2,920	2,781
3.13%, 11/15/41 - 05/15/48	4,962	4,286
2.38%, 02/15/42 - 05/15/51	7,290	5,518
3.25%, 05/15/42	765	679
2.75%, 08/15/42 - 11/15/47	2,899	2,327
3.38%, 08/15/42 - 11/15/48	3,652	3,298
2.88%, 05/15/43 - 05/15/52	4,832	3,975
3.63%, 08/15/43 - 02/15/44	4,746	4,413
3.00%, 11/15/44 - 08/15/52	15,286	12,867
2.50%, 02/15/45 - 05/15/46	3,000	2,277
2.00%, 02/15/50 - 08/15/51	5,304	3,632
1.25%, 05/15/50	4,047	2,263
1.63%, 11/15/50	3,940	2,443
		75,459
U.S. Government Agency Obligations 1.4%
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.65%, 07/23/35 (d)	225	154
Federal Home Loan Mortgage Corporation
0.25%, 11/06/23 - 12/04/23 (d)	1,700	1,624
0.38%, 07/21/25 (d)	500	448
0.63%, 11/25/25 (d)	750	666
0.80%, 10/27/26 (d)	200	173
6.75%, 09/15/29 - 03/15/31 (d)	180	212
6.25%, 07/15/32 (a) (d)	605	705
Federal National Mortgage Association, Inc.
2.63%, 09/06/24 (d)	900	875
1.63%, 10/15/24 (d)	500	474
0.63%, 04/22/25 (d)	1,000	910
0.50%, 06/17/25 (d)	1,000	904
0.88%, 12/18/26 (d)	225	195
7.25%, 05/15/30 (d)	540	651
6.63%, 11/15/30 (d)	631	739
FHLBanks Office of Finance
2.50%, 02/13/24 (d)	1,000	979
2.13%, 02/28/24 (d)	500	485
2.88%, 09/13/24 (d)	1,200	1,167
0.50%, 04/14/25 (d)	400	365
3.25%, 11/16/28 (d)	1,550	1,483
5.50%, 07/15/36 (d)	700	782
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	213

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
5.38%, 04/01/56 (d)	300	325
		14,529
Sovereign 1.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	472
6.55%, 03/14/37	250	255
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	187
4.13%, 11/20/45	200	171
5.10%, 06/18/50	100	91
4.98%, 04/20/55	100	89
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	366
8.30%, 08/15/31	300	348
4.75%, 04/27/32 (a)	300	269
4.28%, 08/14/41	500	364
4.75%, 03/08/44	556	425
5.55%, 01/21/45 (a)	300	256
4.60%, 01/23/46	250	184
5.75%, 10/12/10 (a)	100	77
Gouvernement de la Province de Quebec
7.13%, 02/09/24 (a)	250	258
2.88%, 10/16/24	300	291
Government of Canada
1.63%, 01/22/25	200	188
Government of the Republic of Panama
4.00%, 09/22/24	400	391
6.70%, 01/26/36	400	394
4.50%, 04/16/50	600	418
Israel, Government of
5.50%, 04/26/24	142	144
Japan Bank For International Cooperation
0.50%, 04/15/24	500	470
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	246
7.63%, 03/29/41	250	247
Manitoba, Province of
3.05%, 05/14/24	350	342
Ministry of Defence State of Israel
2.75%, 07/03/30	400	352
3.38%, 01/15/50	200	147
4.50%, 04/03/20	300	241
Ontario, Government of
3.40%, 10/17/23	135	134
3.20%, 05/16/24	300	294
0.63%, 01/21/26	300	264
Presidencia de la Republica
3.24%, 02/06/28	400	360
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	189
The Philippines, Government of
4.20%, 01/21/24	250	246
9.50%, 02/02/30	400	493
1.65%, 06/10/31	300	224
6.38%, 01/15/32	500	523
3.70%, 03/01/41	600	454
The Province of Alberta, Government of
3.30%, 03/15/28	200	188
The Province of British Columbia, Government of
6.50%, 01/15/26	70	74
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	511
5.35%, 02/11/49	200	176
The Republic of Korea, Government of
5.63%, 11/03/25	250	256
		12,069
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
Series A2-K039, REMIC, 3.30%, 07/25/24	250	243
Series A2-K046, REMIC, 3.21%, 03/25/25	700	674
Series A2-K062, REMIC, 3.41%, 12/25/26	500	477
Series A2-K082, REMIC, 3.92%, 09/25/28 (e)	750	723
Series A2-K087, REMIC, 3.77%, 12/25/28	500	477
Series A2-K092, REMIC, 3.30%, 04/25/29	400	370
Series A1-K099, REMIC, 2.26%, 06/25/29	374	341
Series A1-K106, REMIC, 1.78%, 10/25/29	486	426
Series A2-K103, REMIC, 2.65%, 11/25/29	600	534
Series A2-K117, REMIC, 1.41%, 08/25/30	500	398
Series A2-K126, REMIC, 2.07%, 01/25/31	400	333
Series AM-K138, REMIC, 1.89%, 01/25/32	300	240
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	542
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	562
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	637	604
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (e)	378	352
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (e)	479	455
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	279
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	451
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	438
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	250
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	276
		9,445
Municipal 0.9%
Atlanta, City of
2.26%, 11/01/35	400	304
Bay Area Toll Authority
6.26%, 04/01/49	200	228
California, State of
3.50%, 04/01/28	80	76
7.55%, 04/01/39	300	374
7.30%, 10/01/39	150	180
Chicago Transit Authority
6.90%, 12/01/40	200	225
Connecticut, State of
5.85%, 03/15/32	125	132
Cook, County of
6.23%, 11/15/34	100	107
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	223
Dallas County Hospital District
5.62%, 08/15/44	300	312
Dallas Independent School District
6.45%, 02/15/35	300	303
District of Columbia, Government of
5.59%, 12/01/34	220	228
Illinois, State of
5.10%, 06/01/33	300	286
7.35%, 07/01/35	371	394
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	254
Los Angeles Unified School District
5.76%, 07/01/29	200	206
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	300
Municipal Electric Authority of Georgia
7.06%, 04/01/57	193	200
New Jersey Economic Development Authority
7.43%, 02/15/29	200	214
New Jersey Turnpike Authority
7.10%, 01/01/41	250	295
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	259
New York City Transitional Finance Authority
5.77%, 08/01/36	250	259
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	311
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	179
San Diego County Water Authority
6.14%, 05/01/49	260	293
State Public School Building Authority
5.00%, 09/15/27	300	301

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Texas A&M University
3.66%, 07/01/47	100	83
Texas Department of Transportation
5.18%, 04/01/30	400	405
Texas, State of
5.52%, 04/01/39	200	210
The Ohio State University
4.91%, 06/01/40	200	200
3.80%, 12/01/46	500	415
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	211
4.46%, 10/01/62	300	262
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	202
Wisconsin, State of
5.70%, 05/01/26	350	359
		8,790
Total Government And Agency Obligations (cost $838,590)		741,428
CORPORATE BONDS AND NOTES 25.4%
Financials 8.8%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	259
Ally Financial Inc.
3.88%, 05/21/24	300	292
5.80%, 05/01/25	250	251
American Express Company
3.00%, 10/30/24	400	386
3.30%, 05/03/27 (a)	300	277
4.05%, 12/03/42	200	163
American International Group, Inc.
2.50%, 06/30/25	350	326
3.40%, 06/30/30 (a)	350	305
4.75%, 04/01/48	60	52
4.38%, 06/30/50	350	281
Aon Corporation
3.75%, 05/02/29	300	270
2.80%, 05/15/30	350	290
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	133
Ares Capital Corporation
4.25%, 03/01/25	300	284
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	31
Asian Development Bank
1.63%, 03/15/24	300	288
1.50%, 10/18/24 - 01/20/27	1,150	1,047
2.13%, 03/19/25	200	190
0.63%, 04/29/25	240	218
1.00%, 04/14/26	300	268
2.38%, 08/10/27	300	276
2.75%, 01/19/28	400	372
6.38%, 10/01/28	210	232
1.88%, 01/24/30	200	171
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	315
Athene Holding Ltd
3.95%, 05/25/51 (f)	300	199
Banco Santander, S.A.
2.75%, 05/28/25 (g)	400	366
5.15%, 08/18/25 (g)	400	389
3.80%, 02/23/28 (g)	400	347
Bank of America Corporation
4.00%, 04/01/24 - 01/22/25	450	440
4.20%, 08/26/24	750	738
3.46%, 03/15/25	400	387
2.46%, 10/22/25	400	375
1.32%, 06/19/26	165	146
4.83%, 07/22/26	300	293
1.20%, 10/24/26	300	262
3.59%, 07/21/28	750	677
3.97%, 03/05/29	150	136
4.27%, 07/23/29	170	155
3.19%, 07/23/30	300	253
2.88%, 10/22/30	400	328
2.50%, 02/13/31	185	146
2.59%, 04/29/31	250	199
1.90%, 07/23/31	150	112
1.92%, 10/24/31	300	222
2.69%, 04/22/32	255	199
2.30%, 07/21/32	200	150
2.57%, 10/20/32	300	229
2.97%, 02/04/33 - 07/21/52	500	358
6.11%, 01/29/37	250	243
3.85%, 03/08/37	200	162
4.24%, 04/24/38	120	99
2.68%, 06/19/41	165	107
3.31%, 04/22/42	195	138
4.44%, 01/20/48	120	98
3.95%, 01/23/49	75	56
4.33%, 03/15/50	300	236
2.83%, 10/24/51	200	119
3.48%, 03/13/52	55	37
Bank of Montreal
0.45%, 12/08/23	500	475
1.50%, 01/10/25 (g)	300	276
0.95%, 01/22/27	600	521
4.70%, 09/14/27 (g)	100	97
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	280
Barclays PLC
3.65%, 03/16/25 (g)	400	379
5.25%, 08/17/45	250	200
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43 (a)	200	171
4.20%, 08/15/48	135	112
2.85%, 10/15/50	200	129
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	209
BlackRock, Inc.
2.40%, 04/30/30	200	166
Blackstone Private Credit Fund
2.70%, 01/15/25	400	363
BNP Paribas
4.25%, 10/15/24	250	244
BPCE
4.00%, 04/15/24	200	196
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	244
Brookfield Financial, Inc.
3.90%, 01/25/28	150	136
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (g)	200	187
0.95%, 10/23/25 (g)	300	264
Capital One Financial Corporation
4.20%, 10/29/25	500	480
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	285
Chubb INA Holdings Inc.
4.35%, 11/03/45	150	126
CI Financial Corp.
4.10%, 06/15/51	250	149
Cincinnati Financial Corporation
6.13%, 11/01/34	100	102
Citigroup Inc.
5.50%, 09/13/25	300	299
2.01%, 01/25/26	300	276
3.11%, 04/08/26	250	234
3.20%, 10/21/26	780	715
3.89%, 01/10/28	160	148
3.67%, 07/24/28	450	405
4.13%, 07/25/28	250	226
4.08%, 04/23/29	115	104
6.63%, 06/15/32	300	304
3.06%, 01/25/33	300	237
3.79%, 03/17/33	200	168
4.91%, 05/24/33	250	230
5.88%, 01/30/42	489	467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.75%, 05/18/46	200	159
4.28%, 04/24/48	60	47
4.65%, 07/23/48	140	114
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	219
CME Group Inc.
3.00%, 03/15/25	200	192
Cooperatieve Rabobank U.A.
3.88%, 08/22/24	400	392
4.38%, 08/04/25	250	239
Corebridge Financial, Inc.
3.65%, 04/05/27 (h)	200	183
3.90%, 04/05/32 (h)	200	169
4.40%, 04/05/52 (h)	200	153
Credit Suisse Group Funding (Guernsey) Limited
4.88%, 05/15/45	350	248
Credit Suisse Holdings (USA), Inc.
4.75%, 08/09/24	400	390
3.63%, 09/09/24	250	238
3.70%, 02/21/25	300	282
2.95%, 04/09/25 (a)	250	230
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (g)	300	245
3.55%, 09/18/31 (g)	300	228
Discover Bank
4.25%, 03/13/26	200	189
2.70%, 02/06/30	250	196
Equitable Holdings, Inc.
4.35%, 04/20/28	85	80
5.00%, 04/20/48	100	84
European Bank for Reconstruction and Development
0.50%, 05/19/25 (a)	500	453
European Investment Bank
2.25%, 06/24/24	1,300	1,256
1.88%, 02/10/25	600	567
1.63%, 03/14/25 (a)	210	197
0.38%, 12/15/25 - 03/26/26	525	463
Fifth Third Bancorp
8.25%, 03/01/38	300	355
FS KKR Capital Corp.
3.40%, 01/15/26	400	353
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	472
4.42%, 11/15/35	550	492
HSBC Holdings PLC
4.25%, 03/14/24 (g)	150	147
3.80%, 03/11/25 (g)	400	386
5.21%, 08/11/28	300	280
2.21%, 08/17/29 (g)	400	310
3.97%, 05/22/30	300	253
4.76%, 03/29/33 (g)	200	164
5.40%, 08/11/33	500	443
6.10%, 01/14/42	300	289
ING Groep N.V.
3.55%, 04/09/24 (g)	300	292
4.25%, 03/28/33 (g)	200	169
Inter-American Development Bank
2.63%, 01/16/24	500	489
2.13%, 01/15/25	500	476
1.75%, 03/14/25	160	150
0.63%, 07/15/25	500	451
1.50%, 01/13/27	750	671
1.13%, 01/13/31	300	240
4.38%, 01/24/44	100	100
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	319
4.60%, 03/15/33	250	233
4.25%, 09/21/48	75	61
3.00%, 06/15/50 - 09/15/60	485	312
5.20%, 06/15/62	250	226
International Bank for Reconstruction and Development
2.25%, 03/28/24	300	291
1.63%, 01/15/25	250	235
0.63%, 04/22/25	430	392
0.38%, 07/28/25	300	269
2.50%, 07/29/25 - 03/29/32	1,640	1,508
0.50%, 10/28/25	500	445
3.13%, 06/15/27	400	381
1.38%, 04/20/28	300	259
1.25%, 02/10/31	195	157
Japan Bank For International Cooperation
2.13%, 02/10/25	250	236
2.25%, 11/04/26	400	363
2.00%, 10/17/29	400	339
Jefferies Group LLC
4.15%, 01/23/30	150	128
John Deere Capital Corporation
0.45%, 06/07/24	200	187
4.05%, 09/08/25	100	98
0.70%, 01/15/26	300	264
3.45%, 03/07/29	115	106
2.45%, 01/09/30	250	212
1.45%, 01/15/31	200	153
JPMorgan Chase & Co.
3.63%, 05/13/24	250	246
3.13%, 01/23/25	305	292
0.56%, 02/16/25	200	187
2.30%, 10/15/25	235	220
2.08%, 04/22/26	250	228
8.00%, 04/29/27	200	219
3.54%, 05/01/28	300	271
2.18%, 06/01/28	500	425
4.85%, 07/25/28	150	144
3.51%, 01/23/29	200	177
4.01%, 04/23/29	150	136
4.20%, 07/23/29	640	583
2.74%, 10/15/30	220	179
2.52%, 04/22/31	405	321
2.96%, 05/13/31	350	278
1.76%, 11/19/31	85	62
2.58%, 04/22/32	200	155
2.96%, 01/25/33	300	235
4.91%, 07/25/33	200	185
5.72%, 09/14/33	100	94
5.60%, 07/15/41	400	379
3.96%, 11/15/48	200	150
3.90%, 01/23/49	105	78
3.11%, 04/22/51	370	234
3.33%, 04/22/52	195	129
KeyBank National Association
4.15%, 08/08/25	250	243
KeyCorp
2.25%, 04/06/27	250	217
KfW
2.50%, 11/20/24	800	770
2.00%, 05/02/25	680	641
0.38%, 07/18/25	275	246
0.63%, 01/22/26	300	266
0.00%, 06/29/37 (i)	150	82
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	368
Lazard Group LLC
4.38%, 03/11/29	300	276
Lloyds Banking Group PLC
3.90%, 03/12/24 (g)	300	293
3.87%, 07/09/25 (g)	250	242
4.34%, 01/09/48	500	354
Markel Corporation
4.15%, 09/17/50	300	225
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	58
MetLife, Inc.
3.60%, 04/10/24	250	245
5.70%, 06/15/35	100	102
6.40%, 12/15/36	100	96
5.88%, 02/06/41	300	299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	477
3.84%, 04/17/26	300	286
4.08%, 04/19/28	300	278
5.02%, 07/20/28	300	288
5.35%, 09/13/28	300	293
4.32%, 04/19/33	300	264
4.29%, 07/26/38	300	255
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	457
2.20%, 07/10/31	200	151
Moody's Corporation
2.00%, 08/19/31	400	305
Morgan Stanley
3.70%, 10/23/24	500	488
4.00%, 07/23/25	750	729
0.86%, 10/21/25	300	272
6.25%, 08/09/26	200	205
4.35%, 09/08/26	300	286
3.63%, 01/20/27	600	559
1.59%, 05/04/27	195	168
1.51%, 07/20/27	200	171
2.70%, 01/22/31	185	150
2.24%, 07/21/32	200	150
2.51%, 10/20/32	130	100
2.94%, 01/21/33	300	237
4.89%, 07/20/33	500	462
3.22%, 04/22/42	110	77
4.38%, 01/22/47	200	161
Nasdaq, Inc.
1.65%, 01/15/31 (j)	300	225
2.50%, 12/21/40 (j)	100	63
National Australia Bank Limited
2.50%, 07/12/26 (a)	500	457
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	392
NatWest Group PLC
4.27%, 03/22/25 (g)	400	389
Nomura Holdings, Inc.
2.65%, 01/16/25	200	188
Northern Trust Corporation
3.95%, 10/30/25	250	244
ORIX Corporation
3.70%, 07/18/27	200	184
Owl Rock Capital Corporation
3.40%, 07/15/26	400	344
PNC Bank, National Association
4.20%, 11/01/25	300	291
Prospect Capital Corporation
3.36%, 11/15/26	500	414
Prudential Financial, Inc.
5.20%, 03/15/44	250	239
3.91%, 12/07/47	313	241
4.35%, 02/25/50	300	249
3.70%, 03/13/51	300	221
Royal Bank of Canada
3.38%, 04/14/25 (g)	300	288
3.63%, 05/04/27 (a) (g)	300	279
3.88%, 05/04/32 (a) (g)	300	261
S&P Global Inc.
2.50%, 12/01/29	200	167
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	479
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	462
1.67%, 06/14/27 (g)	500	414
Signature Bank
4.00%, 10/15/30	300	275
State Street Corporation
3.03%, 11/01/34	230	191
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	484
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	138
3.54%, 01/17/28 (a)	200	181
3.04%, 07/16/29	300	252
Synchrony Financial
4.25%, 08/15/24	250	244
The Bank of Nova Scotia
3.45%, 04/11/25 (g)	300	287
1.30%, 09/15/26 (g)	200	171
The Charles Schwab Corporation
1.65%, 03/11/31	300	226
The Export-Import Bank of Korea
3.25%, 11/10/25	400	382
The Goldman Sachs Group, Inc.
1.76%, 01/24/25	300	285
3.75%, 05/22/25	1,000	958
4.25%, 10/21/25	500	483
3.85%, 01/26/27	110	102
1.54%, 09/10/27	150	127
1.95%, 10/21/27	170	146
2.64%, 02/24/28	300	261
3.81%, 04/23/29	150	133
2.60%, 02/07/30 (a)	500	403
2.62%, 04/22/32	205	159
2.38%, 07/21/32	200	151
2.65%, 10/21/32	160	123
3.10%, 02/24/33	300	238
6.75%, 10/01/37	350	351
4.41%, 04/23/39	90	75
6.25%, 02/01/41	250	248
3.21%, 04/22/42	125	85
4.75%, 10/21/45	230	192
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	74
The Korea Development Bank
3.38%, 09/16/25	500	480
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	367
3.45%, 04/23/29	200	179
2.55%, 01/22/30	400	330
The Progressive Corporation
4.35%, 04/25/44	200	169
4.13%, 04/15/47	50	41
The Toronto-Dominion Bank
0.75%, 09/11/25 (g)	400	352
3.20%, 03/10/32 (g)	200	164
The Travelers Companies, Inc.
6.38%, 03/15/33	200	218
4.00%, 05/30/47	100	81
Toyota Motor Credit Corporation
4.40%, 09/20/24	300	298
2.00%, 10/07/24	170	161
1.80%, 02/13/25	400	373
0.80%, 10/16/25 - 01/09/26	600	530
2.15%, 02/13/30	500	412
1.65%, 01/10/31	100	77
Truist Bank
3.63%, 09/16/25	500	477
Truist Financial Corporation
2.50%, 08/01/24	325	311
U.S. Bancorp
3.15%, 04/27/27	500	464
1.38%, 07/22/30	100	75
U.S. Bank National Association
2.80%, 01/27/25	500	478
Unum Group
4.50%, 12/15/49	300	211
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,592
2.16%, 02/11/26	160	147
4.10%, 06/03/26	200	190
4.54%, 08/15/26	200	193
3.58%, 05/22/28	250	226
4.15%, 01/24/29	130	119
2.57%, 02/11/31	360	288
4.90%, 07/25/33	400	368
3.07%, 04/30/41	600	413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
5.61%, 01/15/44	350	316
4.90%, 11/17/45	250	204
4.75%, 12/07/46	200	161
Westpac Banking Corporation
2.85%, 05/13/26	90	84
2.70%, 08/19/26	250	230
3.40%, 01/25/28	200	184
4.11%, 07/24/34 (g)	500	426
3.02%, 11/18/36	85	63
4.42%, 07/24/39 (g)	50	40
Willis North America Inc.
3.88%, 09/15/49	300	208
		89,866
Health Care 2.6%
Abbott Laboratories
2.95%, 03/15/25	250	241
1.40%, 06/30/30	300	235
6.00%, 04/01/39	100	108
4.75%, 04/15/43	200	186
AbbVie Inc.
2.60%, 11/21/24	400	381
3.80%, 03/15/25	400	387
3.60%, 05/14/25	140	134
3.20%, 05/14/26 - 11/21/29	550	493
4.25%, 11/14/28	100	94
4.50%, 05/14/35	180	160
4.30%, 05/14/36	115	100
4.05%, 11/21/39	400	323
4.63%, 10/01/42	500	425
4.45%, 05/14/46	140	114
4.88%, 11/14/48	100	88
Aetna Inc.
6.63%, 06/15/36	150	153
4.13%, 11/15/42	200	156
Amgen Inc.
2.60%, 08/19/26	180	165
2.45%, 02/21/30	80	66
2.30%, 02/25/31	350	280
3.15%, 02/21/40	265	191
3.38%, 02/21/50	265	183
4.66%, 06/15/51	408	344
3.00%, 01/15/52	200	126
AstraZeneca PLC
3.38%, 11/16/25	115	110
1.38%, 08/06/30	80	62
6.45%, 09/15/37	250	270
4.38%, 11/16/45 - 08/17/48	130	114
Baxalta Incorporated
4.00%, 06/23/25	250	242
5.25%, 06/23/45	60	55
Baxter International Inc.
1.92%, 02/01/27	145	126
2.54%, 02/01/32	100	78
Becton, Dickinson and Company
3.73%, 12/15/24	193	187
3.70%, 06/06/27	300	279
Biogen Inc.
4.05%, 09/15/25	440	427
Boston Scientific Corporation
1.90%, 06/01/25	400	368
Bristol-Myers Squibb Company
2.90%, 07/26/24	270	262
3.90%, 02/20/28	200	191
3.40%, 07/26/29	75	68
1.45%, 11/13/30	90	70
2.95%, 03/15/32	85	73
4.13%, 06/15/39	100	87
3.55%, 03/15/42	60	47
4.35%, 11/15/47	70	60
4.55%, 02/20/48	70	62
4.25%, 10/26/49	190	159
2.55%, 11/13/50	85	53
Cardinal Health, Inc.
3.75%, 09/15/25	100	96
3.41%, 06/15/27	200	185
Cigna Corporation
3.50%, 06/15/24	300	293
4.38%, 10/15/28	210	198
4.80%, 08/15/38 - 07/15/46	820	722
3.88%, 10/15/47	60	44
4.90%, 12/15/48	160	139
Cottage Health
3.30%, 11/01/49	300	211
CVS Health Corporation
4.10%, 03/25/25	400	391
2.88%, 06/01/26	200	185
4.30%, 03/25/28	620	586
3.25%, 08/15/29	600	525
1.75%, 08/21/30	95	73
2.70%, 08/21/40	70	46
5.13%, 07/20/45	200	175
5.05%, 03/25/48	470	415
Elevance Health, Inc.
2.25%, 05/15/30	350	282
4.38%, 12/01/47	80	66
3.60%, 03/15/51	70	51
Eli Lilly and Company
3.38%, 03/15/29	250	231
2.25%, 05/15/50	250	155
2.50%, 09/15/60	300	179
Gilead Sciences, Inc.
3.65%, 03/01/26	750	713
2.95%, 03/01/27	550	501
1.20%, 10/01/27 (a)	210	173
1.65%, 10/01/30 (a)	400	307
2.60%, 10/01/40	100	66
4.15%, 03/01/47	150	120
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	113
HCA Inc.
5.00%, 03/15/24	350	347
4.13%, 06/15/29	100	88
5.13%, 06/15/39	50	42
5.50%, 06/15/47	300	254
5.25%, 06/15/49	100	81
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	158
Humana Inc.
4.95%, 10/01/44	200	178
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	850	621
3.63%, 03/03/37	100	86
5.95%, 08/15/37	250	268
3.50%, 01/15/48	50	40
MedStar Health, Inc.
3.63%, 08/15/49	200	148
Medtronic, Inc.
4.38%, 03/15/35	200	183
4.63%, 03/15/45	284	257
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	125
4.20%, 07/01/55	250	211
Merck & Co., Inc.
2.15%, 12/10/31	120	96
3.90%, 03/07/39	50	43
2.35%, 06/24/40	55	37
3.70%, 02/10/45	250	197
4.00%, 03/07/49	80	66
2.45%, 06/24/50	70	43
2.90%, 12/10/61	160	100
Mylan Inc
4.20%, 11/29/23	400	395
Northwell Health, Inc.
3.98%, 11/01/46	500	383
Novartis Capital Corporation
2.00%, 02/14/27	400	359
2.20%, 08/14/30	95	79
4.40%, 05/06/44	200	180
2.75%, 08/14/50	65	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Pfizer Inc.
0.80%, 05/28/25	300	273
2.75%, 06/03/26 (a)	475	447
6.60%, 12/01/28 (k)	50	53
4.20%, 09/15/48	50	44
4.00%, 03/15/49	65	56
Providence St. Joseph Health
3.74%, 10/01/47	350	272
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	289
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	462
Stryker Corporation
3.50%, 03/15/26	250	238
4.10%, 04/01/43	200	160
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	243
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	198
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	207
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	182
3.88%, 12/15/28	200	187
2.30%, 05/15/31 (a)	80	64
4.20%, 05/15/32 - 01/15/47	400	356
5.80%, 03/15/36	150	153
3.50%, 08/15/39	500	393
3.05%, 05/15/41	80	58
4.75%, 07/15/45	110	98
4.25%, 06/15/48	80	66
4.45%, 12/15/48	60	51
3.25%, 05/15/51	105	73
4.95%, 05/15/62	250	225
Utah Acquisition Sub Inc.
5.25%, 06/15/46	85	61
Viatris Inc.
2.70%, 06/22/30	90	67
3.85%, 06/22/40	80	50
4.00%, 06/22/50	110	66
Wyeth LLC
5.95%, 04/01/37	250	263
Zoetis Inc.
2.00%, 05/15/30	200	160
		26,448
Information Technology 2.2%
Adobe Inc.
2.30%, 02/01/30	200	167
Analog Devices, Inc.
4.25%, 10/01/32	100	94
Apple Inc.
1.80%, 09/11/24	135	129
1.13%, 05/11/25	250	229
0.70%, 02/08/26	255	224
2.45%, 08/04/26 (a)	320	295
3.35%, 02/09/27 - 08/08/32	475	449
3.20%, 05/11/27	150	141
3.00%, 11/13/27	620	572
2.20%, 09/11/29	300	256
1.65%, 05/11/30 - 02/08/31	445	354
2.38%, 02/08/41	90	62
4.25%, 02/09/47	60	53
3.75%, 09/12/47 - 11/13/47	160	131
2.95%, 09/11/49	300	212
2.65%, 05/11/50	250	166
2.55%, 08/20/60	155	93
2.80%, 02/08/61	240	151
4.10%, 08/08/62	125	103
Applied Materials, Inc.
3.90%, 10/01/25	350	343
Autodesk, Inc.
4.38%, 06/15/25	500	492
Broadcom Corporation
3.50%, 01/15/28	300	266
Broadcom Inc.
3.15%, 11/15/25	100	94
4.75%, 04/15/29	200	187
5.00%, 04/15/30	250	232
4.15%, 11/15/30	100	87
3.47%, 04/15/34 (h)	255	192
3.50%, 02/15/41 (h)	300	202
3.75%, 02/15/51 (a) (h)	300	197
Cisco Systems, Inc.
3.63%, 03/04/24	300	296
3.50%, 06/15/25	100	97
2.50%, 09/20/26	400	373
Corning Incorporated
5.75%, 08/15/40	95	92
3.90%, 11/15/49	300	213
4.38%, 11/15/57	40	30
Dell International L.L.C.
5.85%, 07/15/25 (j)	250	252
6.02%, 06/15/26 (j)	425	426
6.20%, 07/15/30 (j)	250	243
8.10%, 07/15/36 (j)	79	84
8.35%, 07/15/46 (j)	30	32
3.45%, 12/15/51 (h)	60	35
DXC Technology Company
2.38%, 09/15/28	300	245
Fidelity National Information Services, Inc.
4.70%, 07/15/27	300	289
Fiserv, Inc.
2.75%, 07/01/24	190	182
3.50%, 07/01/29	190	166
4.40%, 07/01/49	100	78
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	249
4.90%, 10/15/25 (k)	180	178
6.35%, 10/15/45 (k)	90	82
Intel Corporation
2.88%, 05/11/24	100	97
3.70%, 07/29/25	500	487
3.15%, 05/11/27	150	140
1.60%, 08/12/28	300	249
2.45%, 11/15/29 (a)	250	209
2.80%, 08/12/41	300	202
4.25%, 12/15/42	200	165
4.10%, 05/11/47	150	118
3.73%, 12/08/47	120	89
3.25%, 11/15/49	80	54
5.05%, 08/05/62	105	91
International Business Machines Corporation
3.00%, 05/15/24	300	292
4.00%, 07/27/25 - 06/20/42	500	453
7.00%, 10/30/25	200	211
3.45%, 02/19/26 (a)	135	129
3.50%, 05/15/29	210	189
5.88%, 11/29/32	100	103
4.15%, 05/15/39	500	412
4.25%, 05/15/49	150	119
Keysight Technologies, Inc.
4.55%, 10/30/24	300	296
KLA Corporation
3.30%, 03/01/50	300	212
MasterCard Incorporated
3.85%, 03/26/50	300	242
Microsoft Corporation
3.13%, 11/03/25	680	653
2.53%, 06/01/50	377	248
2.92%, 03/17/52	210	149
3.95%, 08/08/56	524	439
2.68%, 06/01/60	179	114
3.04%, 03/17/62	220	151
Motorola Solutions, Inc.
4.60%, 05/23/29	300	276
NVIDIA Corporation
1.55%, 06/15/28	300	249
3.50%, 04/01/40	300	234

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Oracle Corporation
2.65%, 07/15/26	500	450
3.25%, 11/15/27	210	186
2.88%, 03/25/31	230	182
3.90%, 05/15/35	350	268
3.80%, 11/15/37	200	145
3.60%, 04/01/40	400	271
4.50%, 07/08/44	200	148
4.13%, 05/15/45	200	138
4.38%, 05/15/55	310	214
4.10%, 03/25/61	235	149
Paypal Holdings, Inc.
1.65%, 06/01/25	600	553
2.85%, 10/01/29	100	86
3.25%, 06/01/50 (a)	200	135
Qualcomm Incorporated
3.45%, 05/20/25	150	145
3.25%, 05/20/27	300	281
4.65%, 05/20/35	60	56
4.80%, 05/20/45	90	81
4.50%, 05/20/52	250	216
Roper Technologies, Inc.
1.40%, 09/15/27	300	248
TD SYNNEX Corporation
1.75%, 08/09/26 (j)	200	170
2.65%, 08/09/31 (j)	200	150
Texas Instruments Incorporated
1.90%, 09/15/31	300	237
4.15%, 05/15/48	75	64
Visa Inc.
3.15%, 12/14/25 (a)	305	291
1.10%, 02/15/31	300	225
2.70%, 04/15/40	400	290
3.65%, 09/15/47	45	36
2.00%, 08/15/50	280	160
VMware, Inc.
4.50%, 05/15/25 (j)	250	244
4.70%, 05/15/30 (j)	250	225
		22,931
Utilities 2.0%
AEP Texas Inc.
3.45%, 01/15/50	10	7
Alabama Power Company
6.00%, 03/01/39	250	252
3.70%, 12/01/47	200	152
3.13%, 07/15/51	400	270
Ameren Illinois Company
3.25%, 03/01/25	250	241
American Water Capital Corp.
3.75%, 09/01/47	100	75
Appalachian Power Company
3.70%, 05/01/50	400	285
Arizona Public Service Company
4.50%, 04/01/42	100	81
Atmos Energy Corporation
1.50%, 01/15/31	300	226
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	239
3.50%, 08/15/46	160	118
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	181
6.13%, 04/01/36	400	408
3.80%, 07/15/48	100	76
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	95
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	168
CMS Energy Corporation
4.75%, 06/01/50	300	258
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	282
5.70%, 06/15/40	100	97
3.88%, 06/15/47	300	227
Dominion Energy, Inc.
2.85%, 08/15/26	350	320
3.38%, 04/01/30	250	215
DTE Electric Company
3.38%, 03/01/25	200	193
2.63%, 03/01/31	250	208
2.95%, 03/01/50	400	267
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	660
5.30%, 02/15/40	300	285
3.70%, 12/01/47	200	150
3.20%, 08/15/49	500	345
Duke Energy Florida, LLC
3.40%, 10/01/46	60	43
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	257
Duke Energy Progress, LLC
4.20%, 08/15/45	250	202
Eversource Energy
3.80%, 12/01/23	100	98
2.90%, 10/01/24	300	287
3.30%, 01/15/28	200	181
Exelon Corporation
3.95%, 06/15/25	150	145
4.95%, 06/15/35	250	229
Florida Power & Light Company
3.70%, 12/01/47	40	31
4.13%, 06/01/48	600	502
Iberdrola International B.V.
6.75%, 07/15/36	150	156
Kentucky Utilities Company
5.13%, 11/01/40	300	277
MidAmerican Energy Company
3.50%, 10/15/24	200	195
6.75%, 12/30/31	50	55
3.15%, 04/15/50	125	86
National Fuel Gas Company
3.95%, 09/15/27 (j)	301	269
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	319
NiSource Finance Corp.
3.49%, 05/15/27	200	184
NiSource Inc.
0.95%, 08/15/25	600	532
1.70%, 02/15/31	500	369
Northern States Power Company
4.13%, 05/15/44	500	416
NorthWestern Corporation
4.18%, 11/15/44	150	118
NSTAR Electric Company
3.20%, 05/15/27	200	185
4.95%, 09/15/52	100	93
Ohio Power Company
2.60%, 04/01/30	200	166
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	154
5.25%, 09/30/40	200	192
3.80%, 09/30/47	200	159
Pacific Gas And Electric Company
3.15%, 01/01/26	345	310
2.10%, 08/01/27	435	353
4.55%, 07/01/30	235	202
4.50%, 07/01/40	240	175
4.95%, 07/01/50	275	203
3.50%, 08/01/50	105	64
PacifiCorp
6.25%, 10/15/37	200	204
PECO Energy Company
4.15%, 10/01/44	250	208
2.85%, 09/15/51	500	325
PG&E Wildfire Recovery Funding LLC
5.21%, 12/01/47	100	95
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	226

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	161
3.00%, 10/01/49	250	168
Progress Energy, Inc.
7.75%, 03/01/31	300	332
Public Service Electric And Gas Company Inc.
3.00%, 05/15/27	200	184
5.50%, 03/01/40	200	197
2.05%, 08/01/50	300	163
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	150
Puget Energy, Inc.
5.76%, 10/01/39	200	197
3.25%, 09/15/49	170	117
San Diego Gas & Electric Company
2.50%, 05/15/26	250	228
1.70%, 10/01/30	200	154
Sempra Energy
4.00%, 02/01/48	50	37
Southern California Edison Company
6.00%, 01/15/34	75	74
5.63%, 02/01/36	195	181
5.95%, 02/01/38	100	96
4.05%, 03/15/42	200	148
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	158
3.15%, 09/30/51	400	253
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	246
The Southern Company
3.70%, 04/30/30 (g)	250	220
4.40%, 07/01/46	400	314
Union Electric Company
3.65%, 04/15/45	350	264
Virginia Electric and Power Company
6.00%, 05/15/37	200	202
4.45%, 02/15/44	100	84
4.00%, 11/15/46	300	238
Washington Gas Light Company
3.80%, 09/15/46	200	152
Wisconsin Electric Power Company
4.75%, 09/30/32	100	96
Xcel Energy Inc.
0.50%, 10/15/23	400	381
2.60%, 12/01/29	300	249
		20,090
Communication Services 1.9%
Alphabet Inc.
0.45%, 08/15/25	250	224
2.00%, 08/15/26	300	275
1.10%, 08/15/30	280	217
2.25%, 08/15/60	225	128
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	104
4.38%, 07/16/42	200	162
AT&T Inc.
2.30%, 06/01/27	500	438
4.35%, 03/01/29 - 06/15/45	255	224
2.55%, 12/01/33	751	559
4.50%, 05/15/35 - 03/09/48	1,606	1,342
4.75%, 05/15/46	200	168
3.65%, 06/01/51 - 09/15/59	706	473
British Telecommunications Public Limited Company
9.63%, 12/15/30 (j) (k)	250	289
Charter Communications Operating, LLC
4.91%, 07/23/25	640	625
5.38%, 04/01/38	400	326
6.48%, 10/23/45	210	184
5.75%, 04/01/48	100	81
4.80%, 03/01/50	200	145
5.25%, 04/01/53	200	153
4.40%, 12/01/61	75	48
5.50%, 04/01/63	300	228
Comcast Corporation
3.70%, 04/15/24	285	280
3.38%, 08/15/25	290	278
4.15%, 10/15/28	650	614
6.50%, 11/15/35	100	107
6.95%, 08/15/37	250	274
3.90%, 03/01/38	70	57
4.00%, 08/15/47 - 03/01/48	410	316
4.70%, 10/15/48	365	313
2.45%, 08/15/52	750	429
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (j) (k)	300	344
Electronic Arts Inc.
2.95%, 02/15/51	300	196
Fox Corporation
5.48%, 01/25/39	65	56
5.58%, 01/25/49	80	69
Meta Platforms, Inc.
3.85%, 08/15/32 (h)	130	115
4.65%, 08/15/62 (h)	175	141
NBCUniversal Media, LLC
6.40%, 04/30/40	250	265
Omnicom Group Inc.
2.60%, 08/01/31	375	293
Orange
5.38%, 01/13/42	100	94
5.50%, 02/06/44 (a)	300	285
Paramount Global
7.88%, 07/30/30	125	132
Rogers Communications Inc.
3.63%, 12/15/25	300	284
3.70%, 11/15/49	500	344
4.55%, 03/15/52 (h)	300	240
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	243
Telefonica Europe B.V.
8.25%, 09/15/30	500	541
The Walt Disney Company
1.75%, 08/30/24	150	142
2.00%, 09/01/29	625	510
6.20%, 12/15/34	50	53
2.75%, 09/01/49	225	143
3.80%, 05/13/60	650	483
T-Mobile USA, Inc.
3.50%, 04/15/25	340	325
2.05%, 02/15/28	900	747
3.88%, 04/15/30	435	386
2.55%, 02/15/31	400	317
4.50%, 04/15/50	160	128
3.60%, 11/15/60	100	65
5.80%, 09/15/62	100	93
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	56
Verizon Communications Inc.
3.38%, 02/15/25	223	216
1.45%, 03/20/26	325	287
4.13%, 03/16/27	300	287
4.33%, 09/21/28	400	376
4.02%, 12/03/29	982	891
1.75%, 01/20/31	130	97
2.36%, 03/15/32	250	193
2.65%, 11/20/40	180	117
3.40%, 03/22/41	215	157
3.70%, 03/22/61	405	276
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	207
5.00%, 05/30/38	60	52
5.25%, 05/30/48	175	149
4.25%, 09/17/50	75	54
5.13%, 06/19/59	110	89
		19,599
Energy 1.7%
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	360

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.49%, 05/01/30	500	461
BP Capital Markets America Inc.
3.63%, 04/06/30	750	674
2.94%, 06/04/51	85	54
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	82
Burlington Resources Finance Co
7.20%, 08/15/31	100	112
Canadian Natural Resources Limited
5.85%, 02/01/35	150	141
6.25%, 03/15/38	150	145
Cenovus Energy Inc.
6.75%, 11/15/39	300	299
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	180
Chevron Corporation
2.95%, 05/16/26	110	104
2.24%, 05/11/30	180	150
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	34
2.34%, 08/12/50	40	24
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	93
Conoco Funding Company
7.25%, 10/15/31	75	84
ConocoPhillips
6.95%, 04/15/29	200	219
Devon Energy Corporation
5.85%, 12/15/25	57	58
Enable Midstream Partners, LP
3.90%, 05/15/24	200	195
4.95%, 05/15/28	300	280
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	216
Energy Transfer LP
4.95%, 06/15/28	650	609
3.75%, 05/15/30	250	212
5.00%, 05/15/50	200	156
Energy Transfer Operating, L.P.
4.75%, 01/15/26	350	337
7.50%, 07/01/38	200	203
6.50%, 02/01/42	150	140
Enterprise Products Operating LLC
3.70%, 02/15/26	350	334
2.80%, 01/31/30	250	209
6.88%, 03/01/33	25	27
6.45%, 09/01/40	100	101
4.45%, 02/15/43	150	121
4.95%, 10/15/54	300	246
3.95%, 01/31/60	100	69
Equinor ASA
3.70%, 03/01/24	200	197
3.13%, 04/06/30	300	263
3.95%, 05/15/43	300	245
Exxon Mobil Corporation
3.04%, 03/01/26	315	298
2.28%, 08/16/26	150	137
2.61%, 10/15/30	360	306
3.00%, 08/16/39	300	223
4.11%, 03/01/46	205	170
3.10%, 08/16/49	200	140
Halliburton Company
3.80%, 11/15/25	58	56
7.45%, 09/15/39	250	269
5.00%, 11/15/45	120	99
Hess Corporation
7.30%, 08/15/31	23	24
5.60%, 02/15/41	400	353
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	244
5.40%, 09/01/44	250	212
Kinder Morgan, Inc.
5.30%, 12/01/34	350	318
3.60%, 02/15/51	300	200
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	213
Marathon Petroleum Corporation
3.80%, 04/01/28	200	179
6.50%, 03/01/41	300	298
MPLX LP
4.88%, 06/01/25	250	245
4.50%, 04/15/38	105	85
5.50%, 02/15/49	80	68
4.90%, 04/15/58	110	82
ONEOK Partners, L.P.
6.65%, 10/01/36	150	141
ONEOK, Inc.
7.50%, 09/01/23	200	202
4.00%, 07/13/27	200	184
4.55%, 07/15/28	50	46
Ovintiv Canada ULC
7.20%, 11/01/31	130	133
Phillips 66
4.65%, 11/15/34	250	223
4.90%, 10/01/46 (h)	150	129
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	138
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	301
5.00%, 03/15/27	100	96
4.20%, 03/15/28	300	273
4.50%, 05/15/30	250	228
Shell International Finance B.V.
3.25%, 05/11/25 - 04/06/50	480	397
2.38%, 11/07/29	300	251
2.75%, 04/06/30	250	214
4.13%, 05/11/35	200	175
6.38%, 12/15/38	200	211
4.00%, 05/10/46	155	124
3.13%, 11/07/49	200	138
Suncor Energy Inc.
4.00%, 11/15/47	340	255
The Williams Companies, Inc.
3.50%, 11/15/30	250	213
Total Capital International
3.46%, 07/12/49	50	37
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	396
4.10%, 04/15/30	250	224
6.20%, 10/15/37	100	99
5.00%, 10/16/43	150	130
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	211
Williams Partners L.P.
4.00%, 09/15/25	350	337
3.75%, 06/15/27	300	277
6.30%, 04/15/40	200	194
		17,630
Industrials 1.7%
3M Company
2.00%, 02/14/25 (a)	345	322
2.38%, 08/26/29	690	565
Air Lease Corporation
0.70%, 02/15/24	400	374
3.25%, 03/01/25	300	281
2.20%, 01/15/27	200	169
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	267
Burlington Northern Santa FE, LLC
6.15%, 05/01/37	100	106
5.75%, 05/01/40	400	405
Canadian National Railway Company
3.65%, 02/03/48	300	232
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	86
Carrier Global Corporation
2.72%, 02/15/30	125	103
3.58%, 04/05/50	505	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Caterpillar Inc.
3.40%, 05/15/24	500	491
2.60%, 04/09/30	250	213
3.25%, 04/09/50	250	184
CSX Corporation
3.80%, 03/01/28 (a)	300	282
5.50%, 04/15/41	205	198
4.30%, 03/01/48	50	41
3.95%, 05/01/50	300	236
Cummins Inc.
1.50%, 09/01/30	300	230
2.60%, 09/01/50	200	125
Deere & Company
3.90%, 06/09/42	200	171
Dover Corporation
5.38%, 03/01/41	150	136
Eaton Corporation
4.15%, 11/02/42	100	82
Equifax Inc.
3.10%, 05/15/30	250	208
FedEx Corporation
3.25%, 04/01/26	300	283
4.25%, 05/15/30	300	272
3.88%, 08/01/42	200	148
5.25%, 05/15/50 (a)	100	88
General Electric Company
6.88%, 01/10/39	300	326
Honeywell International Inc.
1.10%, 03/01/27 (j)	300	259
1.75%, 09/01/31	250	195
3.81%, 11/21/47	300	248
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	187
3.80%, 03/21/29	200	179
4.50%, 03/21/49	200	160
Kansas City Southern
3.50%, 05/01/50	300	210
Kennametal Inc.
4.63%, 06/15/28	100	93
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	241
2.90%, 12/15/29	300	254
5.05%, 04/27/45	250	222
Lockheed Martin Corporation
3.55%, 01/15/26	100	97
4.50%, 05/15/36	105	96
4.07%, 12/15/42	243	205
4.09%, 09/15/52	107	89
Norfolk Southern Corporation
3.85%, 01/15/24	200	198
2.30%, 05/15/31	300	241
2.90%, 08/25/51	250	159
Northrop Grumman Corporation
3.25%, 01/15/28	150	137
4.75%, 06/01/43	155	137
3.85%, 04/15/45	250	191
Otis Worldwide Corporation
3.11%, 02/15/40	300	211
Parker-Hannifin Corporation
4.00%, 06/14/49	40	31
Raytheon Technologies Corporation
3.13%, 05/04/27	400	367
4.13%, 11/16/28	595	556
4.50%, 06/01/42	300	258
4.80%, 12/15/43	25	22
4.05%, 05/04/47	200	160
4.63%, 11/16/48	90	78
Snap-on Incorporated
3.25%, 03/01/27	250	235
Southwest Airlines Co.
5.25%, 05/04/25	300	300
5.13%, 06/15/27	200	196
2.63%, 02/10/30	600	482
The Boeing Company
4.88%, 05/01/25 (j)	315	307
2.70%, 02/01/27	125	109
5.04%, 05/01/27 (j)	100	96
2.95%, 02/01/30	125	101
5.15%, 05/01/30 (j)	285	263
5.88%, 02/15/40	25	22
5.71%, 05/01/40 (j)	800	699
3.90%, 05/01/49	40	26
3.95%, 08/01/59	125	78
Union Pacific Corporation
3.95%, 09/10/28	300	282
4.50%, 01/20/33	100	95
3.84%, 03/20/60	445	332
3.80%, 04/06/71	50	35
3.85%, 02/14/72	80	57
United Parcel Service, Inc.
6.20%, 01/15/38	350	378
3.75%, 11/15/47	70	56
W. W. Grainger, Inc.
4.60%, 06/15/45	200	181
Waste Management, Inc.
4.15%, 07/15/49	50	42
		16,827
Consumer Staples 1.5%
Altria Group, Inc.
4.80%, 02/14/29	180	166
5.80%, 02/14/39	110	95
4.50%, 05/02/43	200	140
5.95%, 02/14/49	400	332
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	435
4.90%, 02/01/46	300	260
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	273
3.50%, 06/01/30	110	98
5.45%, 01/23/39	500	471
4.44%, 10/06/48	362	294
5.80%, 01/23/59	295	284
4.60%, 06/01/60	155	123
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	276
B. A. T. Capital Corporation
3.22%, 09/06/26	250	224
2.73%, 03/25/31	300	222
4.39%, 08/15/37	150	107
4.54%, 08/15/47	150	100
3.98%, 09/25/50 (a)	200	124
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	432
California Institute of Technology
4.32%, 08/01/45	40	35
Campbell Soup Company
4.15%, 03/15/28	300	281
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	184
3.95%, 08/01/47	200	157
Conagra Brands, Inc.
1.38%, 11/01/27	300	242
5.30%, 11/01/38	55	48
5.40%, 11/01/48	55	48
Constellation Brands, Inc.
3.15%, 08/01/29	400	344
Costco Wholesale Corporation
3.00%, 05/18/27	80	75
1.38%, 06/20/27	300	259
General Mills, Inc.
3.65%, 02/15/24	303	299
4.20%, 04/17/28	105	100
GSK Consumer Healthcare Capital US LLC
4.00%, 03/24/52 (a) (h)	250	184
Keurig Dr Pepper Inc.
4.50%, 04/15/52	100	79
Kraft Heinz Foods Company
3.88%, 05/15/27	200	187
4.38%, 06/01/46	200	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Massachusetts Institute of Technology
5.60%, 07/01/11	100	100
4.68%, 07/01/14	250	214
McCormick & Company, Incorporated
0.90%, 02/15/26	405	351
1.85%, 02/15/31	300	224
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	179
Molson Coors Beverage Company
3.00%, 07/15/26	500	457
PepsiCo, Inc.
3.00%, 10/15/27	500	461
3.45%, 10/06/46	90	71
2.75%, 10/21/51	50	34
3.88%, 03/19/60	400	327
Philip Morris International Inc.
4.38%, 11/15/41	300	222
RELX Capital Inc.
4.00%, 03/18/29	300	276
Reynolds American Inc.
5.70%, 08/15/35	100	85
Sysco Corporation
5.95%, 04/01/30 (j)	266	269
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	17
The Coca-Cola Company
2.13%, 09/06/29	250	211
1.38%, 03/15/31	300	229
2.25%, 01/05/32	350	284
3.00%, 03/05/51	300	210
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	29
3.13%, 12/01/49	225	159
The J. M. Smucker Company
3.50%, 03/15/25	300	290
3.38%, 12/15/27	250	227
The Kroger Co.
4.50%, 01/15/29	300	286
7.50%, 04/01/31	150	168
4.45%, 02/01/47	300	247
Tyson Foods, Inc.
5.15%, 08/15/44	200	177
Unilever Capital Corporation
1.38%, 09/14/30	500	385
University of Notre Dame du Lac
3.44%, 02/15/45	250	198
University of Southern California
3.03%, 10/01/39	450	347
5.25%, 10/01/11	20	19
University of Washington
3.52%, 04/15/54	100	78
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	195
4.10%, 04/15/50	400	285
Walmart Inc.
2.85%, 07/08/24	125	121
2.65%, 12/15/24	300	290
3.70%, 06/26/28	185	176
3.63%, 12/15/47	300	245
4.50%, 09/09/52	100	94
		15,372
Consumer Discretionary 1.4%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	328
Amazon.com, Inc.
3.30%, 04/13/27	165	156
3.15%, 08/22/27	740	690
1.65%, 05/12/28 (a)	400	340
1.50%, 06/03/30	130	103
3.60%, 04/13/32 (a)	135	123
3.88%, 08/22/37	170	148
2.50%, 06/03/50	200	125
4.25%, 08/22/57	320	270
2.70%, 06/03/60	55	33
3.25%, 05/12/61	240	162
4.10%, 04/13/62	160	127
American Honda Finance Corporation
1.20%, 07/08/25	400	362
1.00%, 09/10/25	300	269
AutoNation, Inc.
4.75%, 06/01/30 (j)	350	308
AutoZone, Inc.
3.25%, 04/15/25	350	333
3.75%, 06/01/27	200	187
Discovery Communications, LLC
3.95%, 03/20/28	105	92
3.63%, 05/15/30	400	330
5.20%, 09/20/47	75	55
4.00%, 09/15/55	319	190
Dollar Tree, Inc.
4.20%, 05/15/28	90	84
eBay Inc.
1.40%, 05/10/26 (a)	300	263
3.65%, 05/10/51	15	10
General Motors Company
5.00%, 04/01/35	200	164
5.15%, 04/01/38	70	57
5.40%, 04/01/48	190	149
General Motors Financial Company, Inc.
4.00%, 01/15/25	200	192
2.90%, 02/26/25	200	187
1.25%, 01/08/26	200	172
2.40%, 04/10/28	300	240
2.35%, 01/08/31	400	290
2.70%, 06/10/31 (a)	400	295
Hasbro, Inc.
6.35%, 03/15/40	300	289
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	185
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	547
3.65%, 04/05/29	75	68
2.80%, 09/15/41	300	192
3.00%, 10/15/50	300	183
5.80%, 09/15/62	105	97
Magallanes, Inc.
3.76%, 03/15/27 (h)	300	269
5.39%, 03/15/62 (h)	300	217
Marriott International, Inc.
3.13%, 06/15/26	500	460
McDonald's Corporation
3.70%, 01/30/26	175	169
6.30%, 03/01/38	200	208
4.88%, 12/09/45	165	146
3.63%, 09/01/49	200	146
Nike, Inc.
2.85%, 03/27/30	400	348
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	226
PVH Corp.
4.63%, 07/10/25 (j)	400	383
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	283
6.75%, 06/15/39	300	267
Starbucks Corporation
4.00%, 11/15/28	200	187
2.55%, 11/15/30	500	408
4.50%, 11/15/48	200	165
4.45%, 08/15/49	50	41
The Home Depot, Inc.
3.00%, 04/01/26	500	472
1.38%, 03/15/31	300	226
4.50%, 09/15/32	200	191
5.88%, 12/16/36	600	623
3.13%, 12/15/49	200	138
4.95%, 09/15/52	150	141
3.50%, 09/15/56	200	142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Toyota Motor Corporation
3.67%, 07/20/28	200	187
		14,438
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	192
4.50%, 07/30/29	250	232
4.85%, 04/15/49	300	252
American Tower Corporation
2.40%, 03/15/25	200	186
1.60%, 04/15/26	500	436
1.50%, 01/31/28	500	401
3.80%, 08/15/29	90	79
2.70%, 04/15/31	375	294
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	284
Boston Properties Limited Partnership
3.80%, 02/01/24	250	246
3.20%, 01/15/25	200	191
2.90%, 03/15/30	200	161
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	200	177
Corporate Office Properties Trust
2.00%, 01/15/29	450	342
Crown Castle Inc.
3.20%, 09/01/24	330	319
3.70%, 06/15/26	140	131
3.65%, 09/01/27	80	73
3.25%, 01/15/51	50	32
Equinix, Inc.
1.45%, 05/15/26	300	260
3.40%, 02/15/52	300	198
ERP Operating Limited Partnership
2.50%, 02/15/30	200	165
Essex Portfolio, L.P.
3.88%, 05/01/24	200	195
Federal Realty Investment Trust
4.50%, 12/01/44	100	79
GLP Financing, LLC
5.38%, 04/15/26	150	143
5.75%, 06/01/28	300	282
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	204
Kimco Realty Corporation
2.70%, 10/01/30	200	161
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	199
1.10%, 09/15/26	350	299
National Retail Properties, Inc.
3.10%, 04/15/50	200	124
Office Properties Income Trust
2.65%, 06/15/26	400	300
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	248
ProLogis, L.P.
2.13%, 04/15/27	100	89
2.25%, 04/15/30 (a)	175	143
4.63%, 01/15/33	100	95
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	253
Realty Income Corporation
4.13%, 10/15/26	250	239
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	375
Simon Property Group, L.P.
3.30%, 01/15/26	250	236
2.65%, 07/15/30	200	162
4.25%, 11/30/46	200	156
3.25%, 09/13/49	65	42
3.80%, 07/15/50	200	140
Store Capital Corporation
4.50%, 03/15/28	200	191
Tanger Properties Limited Partnership
2.75%, 09/01/31	400	285
UDR, Inc.
2.10%, 08/01/32	200	145
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	239
3.00%, 01/15/30	200	166
Welltower OP LLC
4.95%, 09/01/48	150	128
Weyerhaeuser Company
7.38%, 03/15/32	57	62
		10,054
Materials 0.6%
Albemarle Corporation
5.45%, 12/01/44	150	131
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	191
5.32%, 11/15/38	90	82
5.42%, 11/15/48	115	104
E. I. du Pont de Nemours and Company
2.30%, 07/15/30	300	245
Eastman Chemical Company
3.80%, 03/15/25	189	182
Ecolab Inc.
1.30%, 01/30/31	300	226
2.13%, 08/15/50	200	113
2.75%, 08/18/55	75	47
FMC Corporation
4.50%, 10/01/49	300	231
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	248
Linde Inc.
2.65%, 02/05/25	400	381
LYB International Finance B.V.
5.25%, 07/15/43	300	256
LYB International Finance III, LLC
3.80%, 10/01/60	200	125
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	275
MOS Holdings Inc.
4.88%, 11/15/41	20	16
NewMarket Corporation
2.70%, 03/18/31	400	305
Newmont Corporation
5.88%, 04/01/35	200	193
Nucor Corporation
2.70%, 06/01/30	300	246
2.98%, 12/15/55	200	118
Nutrien Ltd.
2.95%, 05/13/30	300	252
3.95%, 05/13/50	300	228
PPG Industries, Inc.
2.80%, 08/15/29	200	171
2.55%, 06/15/30	300	247
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	252
Southern Copper Corporation
7.50%, 07/27/35	150	162
Steel Dynamics, Inc.
3.25%, 10/15/50	115	71
The Dow Chemical Company
4.63%, 10/01/44	250	201
The Sherwin-Williams Company
3.45%, 06/01/27	700	643
4.50%, 06/01/47	70	57
Vale Overseas Ltd
3.75%, 07/08/30	100	81
6.88%, 11/21/36	200	191
Westlake Corporation
3.38%, 08/15/61	200	117
		6,388
Total Corporate Bonds And Notes (cost $321,748)		259,643

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.4%
American Express Credit Account Master Trust
Series 2021-A-1, 0.90%, 11/15/24	400	373
BA Credit Card Trust
Series 2022-A1-A1, 3.53%, 06/16/25	200	194
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	124
Bank 2019-BNK23
Series 2019-A3-BNK23, REMIC, 2.92%, 11/16/29	500	429
Barclays Dryrock Issuance Trust
Series 2022-A-1, 3.07%, 04/15/25	300	289
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,091
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (e)	400	333
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	245
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (e)	400	333
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	250
Series 2021-A3-A3, 1.04%, 11/15/24	193	180
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (e)	300	269
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	692
Citigroup Commercial Mortgage Trust 2015-GC33
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	666	629
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	258
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (e)	500	408
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	462
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	250	242
COMM 2015-DC1 Mortgage Trust
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	473
COMM 2015-LC19 Mortgage Trust
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	500	475
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A3-2, REMIC, 3.42%, 06/20/25	300	294
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A3-3, 4.01%, 10/21/24	200	198
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	174
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	87
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	251
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	194
Hyundai Auto Receivables Trust 2022-A
Series 2022-A3-A, 2.22%, 10/15/26	400	385
Hyundai Auto Receivables Trust 2022-B
Series 2022-A3-B, 3.72%, 11/16/26	200	197
JPMBB Commercial Mortgage Securities Trust 2013-C15
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	250	246
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A3-B, 0.40%, 01/15/24	400	386
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	250	243
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	454
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	279
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	190
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	914
Synchrony Card Issuance Trust
Series 2022-A-A1, 3.37%, 04/15/25	200	194
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	122	109
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	151	141
Verizon Master Trust
Series 2021-A-2, REMIC, 0.99%, 10/21/24	300	277
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	946
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	482
World Omni Auto Receivables Trust 2020-B
Series 2020-A4-B, 0.82%, 04/15/24	200	190
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	230
World Omni Automobile Lease Securitization Trust 2022-A
Series 2022-A3-A, 3.21%, 02/18/25	200	197
Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,913)		15,007
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.9%
JNL Government Money Market Fund, 2.68% (f) (l)	49,647	49,647
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (f) (l)	4,463	4,463
Total Short Term Investments (cost $54,110)		54,110
Total Investments 104.6% (cost $1,231,361)		1,070,188
Total Forward Sales Commitments(0.1)% (proceeds $752)		(748)
Other Assets and Liabilities, Net (4.5)%		(46,535)
Total Net Assets 100.0%		1,022,905
(a) All or a portion of the security was on loan as of September 30, 2022.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $50,449.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $2,426 and 0.2% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(k) Security is a step-up bond where the coupon may increase or step up at a future

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
4.00%, 10/15/37	(50)	(48)
2.00%, 11/15/37	(300)	(264)
2.50%, 11/15/37	(100)	(90)
5.50%, 10/15/52	(100)	(99)
1.50%, 11/15/52	(150)	(115)
Government National Mortgage Association
3.00%, 11/15/52	(150)	(132)
Total Government And Agency Obligations (proceeds $752)		(748)
Total Forward Sales Commitments (0.1%) (proceeds $752)		(748)

JNL Bond Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd, 3.95%, 05/25/51	329	—	—	9	—	(130)	199	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	741,428	—	741,428
Corporate Bonds And Notes	—	259,643	—	259,643
Non-U.S. Government Agency Asset-Backed Securities	—	15,007	—	15,007
Short Term Investments	54,110	—	—	54,110
	54,110	1,016,078	—	1,070,188
Liabilities - Securities
Government And Agency Obligations	—	(748)	—	(748)
	—	(748)	—	(748)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.6%
China 28.3%
360 Security Technology Inc. - Class A	66	60
AAC Technologies Holdings Inc. (a) (b)	100	153
Agricultural Bank of China Limited - Class A	1,653	666
Agricultural Bank of China Limited - Class H	3,913	1,172
Alibaba Group Holding Limited (a) (c)	2,007	20,123
Alibaba Health Information Technology Limited (a)	508	231
Aluminum Corporation of China Limited - Class A	143	82
Aluminum Corporation of China Limited - Class H	510	166
Angel Yeast Co., Ltd. - Class A	9	50
Anhui Conch Cement Company Limited - Class A	39	159
Anhui Conch Cement Company Limited - Class H (b)	136	430
Anhui Gujing Distillery Company Limited - Class A	4	157
Anhui Gujing Distillery Company Limited - Class B	14	200
Anhui Kouzi Distillery Co., Ltd. - Class A	7	44
Anhui Yingjia Distillery Co., Ltd. - Class A	6	45
ANTA Sports Products Limited	138	1,449
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	68
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (c)	3	37
Autohome Inc. (b) (c)	28	201
Avary Holding (Shenzhen) Co., Limited - Class A	20	73
Avic Aerospace System Co., Ltd - Class A	42	67
Avic Capital Co., Ltd. - Class A	97	41
AviChina Industry & Technology Company Limited - Class H	257	99
Avicopter PLC - Class A	6	36
Baidu, Inc. - Class A (a) (c)	289	4,217
Bank of Beijing Co., Ltd. - Class A	210	122
Bank of Changsha Co., Ltd. - Class A	34	32
Bank of Chengdu Co., Ltd. - Class A	40	93
Bank of China Limited - Class A	762	332
Bank of China Limited - Class H	9,943	3,249
Bank of Communications Co., Ltd. - Class A	410	267
Bank of Communications Co., Ltd. - Class H	2,674	1,408
Bank of Jiangsu Co., Ltd. - Class A	153	160
Bank of Nanjing Co., Ltd. - Class A	108	160
Bank of Ningbo Co., Ltd. - Class A	65	286
Bank of Shanghai Co., Ltd. - Class A	147	121
Baoshan Iron & Steel Co., Ltd. - Class A	231	171
Baotou Steel (Group) Co., Ltd - Class A	473	122
BBMG Corporation - Class A	167	59
BeiGene, Ltd. (a) (c)	107	1,101
Beijing Dabeinong Technology Group Co., Ltd. - Class A (a)	46	52
Beijing Enterprises Holdings Limited	58	162
Beijing Enterprises Water Group Limited	648	149
Beijing Huaer Company Limited - Class A	48	43
Beijing Kingsoft Office Software Co., Ltd - Class A	5	130
Beijing New Building Material (Group) Co., Ltd. - Class A	18	61
Beijing Roborock Technology Co., Ltd. - Class A	1	35
Beijing Shiji Information Technology Co., Ltd. - Class A	24	42
Beijing Tiantan Biological Products Corporation Limited - Class A	15	43
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	7	105
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	14
Bicycle Club Joint Venture, L.P. - Class A	35	86
Bilibili Inc (a)	28	423
Blue Moon Group Holdings Limited (b) (c)	159	112
Bluestar Adisseo Co., Ltd - Class A	24	34
BOC Hong Kong (Holdings) Limited	442	1,471
BOC International (China) Co., Ltd. - Class A	25	37
BOE Technology Group Co., Ltd. - Class A	391	180
BOE Technology Group Co., Ltd. - Class B	113	48
BYD Company Limited - Class A	19	652
BYD Company Limited - Class H	110	2,694
BYD Electronic (International) Company Limited	94	225
Caitong Securities Co., Ltd. - Class A	50	47
Cansino Biologics Inc. - Class A	1	12
Cansino Biologics Inc. - Class H (b) (c)	10	54
CGN Power Co., Ltd. - Class A	122	45
CGN Power Co., Ltd. - Class H (c)	1,495	323
Chacha Food Company, Limited - Class A	5	35
Changchun High And New Technology Industry (Group) Inc. - Class A	4	103
Changjiang Securities Co., Ltd. - Class A	59	43
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	62
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	18	52
China Aviation Power Co., Ltd. - Class A	29	168
China Baoan Group Co., Ltd. - Class A	32	50
China CITIC Bank Corporation Limited - Class H	1,186	471
China Coal Energy Company Limited - Class A	58	86
China Coal Energy Company Limited - Class H	256	232
China Conch Venture Holdings Limited	195	310
China Construction Bank Corporation - Class A	68	53
China Construction Bank Corporation - Class H	12,399	7,144
China CSSC Holdings Limited - Class A	41	130
China Eastern Airlines Corporation Limited - Class A (a)	150	103
China Eastern Airlines Corporation Limited - Class H (a) (b)	230	78
China Energy Engineering Corporation Limited - Class H (b)	658	68
China Everbright Bank Company Limited - Class A	409	162
China Everbright Bank Company Limited - Class H	466	128
China Evergrande Group (a) (d)	567	133
China Feihe Limited (c)	396	276
China Galaxy Securities Co., Ltd. - Class A	58	73
China Galaxy Securities Co., Ltd. - Class H	399	184
China Hongqiao Group Limited (b)	239	197
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	83
China International Capital Corporation Limited - Class H (c)	194	281
China International Marine Containers (Group) Co., Ltd. - Class A	30	29
China Jinmao Holdings Group Limited	674	137
China Jushi Co., Ltd. - Class A	41	77
China Lesso Group Holdings Limited	146	135
China Life Insurance Company Limited - Class H	942	1,215
China Literature Limited (a) (c)	47	134
China Longyuan Power Group Corporation Limited - Class H	431	537
China Medical System Holdings Limited	177	211
China Merchants Bank Co., Ltd. - Class A	206	975
China Merchants Bank Co., Ltd. - Class H	421	1,943
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	46
China Merchants Port Holdings Company Limited	158	198
China Merchants Securities Co., Ltd. - Class A	70	122
China Merchants Securities Co., Ltd. - Class H (b) (c)	82	70
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	161
China Minsheng Banking Corporation Limited - Class A	365	174
China Minsheng Banking Corporation Limited - Class H	773	221
China Molybdenum Co., Ltd - Class A	217	144
China National Building Material Co., Ltd. - Class H	588	448
China National Nuclear Power Co Ltd - Class A	189	156
China Northern Rare Earth (Group) High-Tech Co., Ltd - Class A	38	140
China Oilfield Services Limited - Class A	22	44
China Oilfield Services Limited - Class H	214	212
China Overseas Land & Investment Limited	469	1,223
China Pacific Insurance (Group) Co., Ltd. - Class A	75	215
China Pacific Insurance (Group) Co., Ltd. - Class H	285	522
China Petroleum & Chemical Corporation - Class A	315	191
China Petroleum & Chemical Corporation - Class H	3,260	1,399
China Railway Group Limited - Class A	173	128

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
China Railway Group Limited - Class H	546	267
China Railway Signal & Communication Corporation Limited - Class A	63	37
China Railway Signal & Communication Corporation Limited - Class H	178	49
China Resources Beer (Holdings) Company Limited	200	1,389
China Resources Gas Group Limited	122	389
China Resources Land Limited	357	1,397
China Resources Mixc Lifestyle Services Limited (c)	78	299
China Resources Power Holdings Company Limited	219	339
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	12	66
China Shenhua Energy Company Limited - Class A	84	374
China Shenhua Energy Company Limited - Class H	428	1,269
China Southern Airlines Company Limited - Class A (a)	130	121
China Southern Airlines Company Limited - Class H (a) (b)	272	143
China Suntien Green Energy Corporation Limited - Class H	198	72
China Taiping Insurance Holdings Company Limited	177	148
China Tourism Group Duty Free Corporation Limited - Class A	20	559
China Tower Corporation Limited - Class H (c)	5,876	628
China Vanke Co., Ltd. - Class A	104	260
China Vanke Co., Ltd. - Class H	237	431
China Yangtze Power Co., Ltd. - Class A	232	742
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	90
China Zheshang Bank Co., Ltd. - Class A (a)	149	63
Chongqing Brewery Co., Ltd. - Class A	5	82
Chongqing Changan Automobile Company Limited - Class A	87	153
Chongqing Changan Automobile Company Limited - Class B	179	82
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	8	31
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	36
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	121
CIFI Holdings (Group) Co. Ltd.	522	53
CITIC Limited	828	779
Citic Pacific Special Steel Group - Class A	40	98
CITIC Securities Company Limited - Class A	132	322
CITIC Securities Company Limited - Class H	172	292
CNPC Capital Company Limited - Class A	102	64
Cosco Shipping Energy Transportation Co., Ltd. - Class A (a)	36	91
Country Garden Holdings Company Limited (b)	987	228
Country Garden Services Holdings Company Limited	246	359
CSC Financial Co., Ltd. - Class A	34	111
CSPC Pharmaceutical Group Limited	1,043	1,042
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	7	29
Datang International Power Generation Co., Ltd. - Class A (a)	46	21
DHC Software Co., Ltd - Class A	38	29
Do-Fluoride New Materials Co., Ltd - Class A	8	39
Dongfang Electric Co., Ltd. - Class A	34	96
Dongxing Securities Co., Ltd. - Class A	31	32
Easyhome New Retail Group Corporation Limited - Class A	69	37
Ecovacs Robotics Co., Ltd - Class A	7	61
ENN energy Holdings Limited	96	1,288
Enn Natural Gas Co., Ltd. - Class A	18	47
Everbright Securities Company Limited - Class A	27	50
Everbright Securities Company Limited - Class H (b) (c)	68	37
Far East Horizon Limited	254	171
Faw Jiefang Group Co., Ltd - Class A	33	33
Flat Glass Group Co., Ltd. - Class A (a)	12	56
Flat Glass Group Co., Ltd. - Class H (b)	51	124
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	47	542
Fosun International Limited	295	183
Founder Securities Co., Ltd. - Class A	92	84
Foxconn Industrial Internet Co., Ltd. - Class A	134	161
Fujian Anjing Food Co., Ltd. - Class A	3	57
Fujian Sunner Development Co., Ltd. - Class A	14	37
Fuyao Glass Industry Group Co., Ltd. - Class A	22	111
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	75	301
Fuzhou Tianyu Electric Co., Ltd. - Class A	45	61
Gan & Lee Pharmaceuticals - Class A	6	30
Ganfeng Lithium Co., Ltd. - Class A	16	172
Ganfeng Lithium Co., Ltd. - Class H (b) (c)	51	341
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	28
GD Power Development Co., Ltd - Class A (a)	188	107
GDS Holdings Ltd. - Class A (a) (e)	116	253
Geely Automobile Holdings Limited	622	849
GEM Co., Ltd. - Class A	46	47
Gemdale Corporation - Class A	41	66
GenScript Biotech Corporation (a)	134	290
GF Securities Co., Ltd. - Class A	59	118
GF Securities Co., Ltd. - Class H	143	155
GigaDevice Semiconductor Inc. - Class A	7	92
Glodon Company Limited - Class A	13	83
Goertek Inc. - Class A	36	133
Gotion High-Tech Co., Ltd. - Class A	14	58
Great Wall Motor Company Limited - Class A	32	123
Great Wall Motor Company Limited - Class H	365	419
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	35
Gree Electric Appliances, Inc. of Zhuhai - Class A	57	262
GRG Banking Equipment Co., Ltd. - Class A	25	29
Guangdong Haid Group Co., Ltd. - Class A	18	152
Guangdong Investment Limited	342	274
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	44
Guangdong Lingyi Intelligent Manufacturing Co., Ltd. - Class A (a)	65	41
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	14
Guangzhou Automobile Group Co., Ltd. - Class A	69	118
Guangzhou Automobile Group Co., Ltd. - Class H	324	230
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	35
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	43
Guangzhou Haige Communications Group Incorporated Company - Class A	29	31
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	5	44
Guangzhou Ouxin Microelectronics Co., Ltd. - Class A	9	185
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	60
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	21	127
Guangzhou Yuexiu Financial Holdings Group Co. , Ltd. - Class A	40	32
Guolian Securities Co., Ltd. - Class A	20	24
Guolian Securities Co., Ltd. - Class H	17	8
Guosen Securities Co., Ltd. - Class A	65	79
Guotai Junan Securities Co., Ltd. - Class A	80	153
Guotai Junan Securities Co., Ltd. - Class H (b) (c)	94	100
H World Group Limited	187	644
Haidilao International Holding Ltd. (a) (c)	145	283
Haier Smart Home Co., Ltd - Class A	62	214
Haier Smart Home Co., Ltd - Class H	303	921
Haitian International Holdings Limited	90	171
Haitong Securities Co., Ltd. - Class A	67	81
Haitong Securities Co., Ltd. - Class H	393	208
Hangzhou Bank Co., Ltd. - Class A	66	132
Hangzhou First Applied Material Co., Ltd. - Class A	14	104
Hangzhou Robam Appliances Co., Ltd. - Class A	10	32
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	61
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	39
Harris County School District - Class A	495	314
Hedy Holding Co., Ltd. - Class A	156	121
Heilongjiang Agriculture Company Limited - Class A	21	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	111
Hengan International Group Company Limited	84	377
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	65	155
Hengsheng Chemical Industry Co., Ltd. - Class A	22	91
Hengyi Petrochemical Co. Ltd - Class A	39	42
Hongfa Technology Co., Ltd. - Class A	9	45
Hoshizaki Corporation - Class A	6	88
Hua Xia Bank Co., Limited - Class A	152	107
Huadian Power International Corporation Limited - Class A	65	54
Huadong Medicine Co., Ltd - Class A	18	101
Huafon Chemical Co., Ltd. - Class A	27	25
Hualan Biological Engineering, Inc. - Class A	19	48
Huaneng Lancang River Hydropower Inc. - Class A	69	67
Huaneng Power International, Inc. - Class A (a)	97	103
Huaneng Power International, Inc. - Class H (a) (b)	422	184
Huatai Securities Co., Ltd. - Class A	59	100
Huatai Securities Co., Ltd. - Class H (c)	218	238
Huaxi Securities Co., Ltd. - Class A	29	30
Huaxin Cement Co., Ltd. - Class A	19	45
Huaxin Cement Co., Ltd. - Class H	19	19
Huayu Automotive Systems Co., Ltd. - Class A	32	75
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	61
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	106
Humanwell Healthcare (Group) Co., Ltd - Class A	17	42
Hundsun Technologies Inc. - Class A	20	94
iFlytek Co., Ltd. - Class A	23	107
Industrial and Commercial Bank of China Limited - Class A	1,034	634
Industrial and Commercial Bank of China Limited - Class H	8,922	4,176
Industrial Bank Co., Ltd. - Class A	215	502
Industrial Securities Co., Ltd. - Class A (a)	90	69
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	90	50
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	64	298
Innovent Biologics, Inc. - Class B (a) (c)	140	435
Inspur Electronic Information Industry Co., Ltd. - Class A	15	40
Ja Solar Technology Co., Ltd. - Class A	23	204
Jcet Group Co., Ltd. - Class A	11	33
JD Health International Inc. (a) (c)	136	775
JD Logistics, Inc. (a)	237	416
JD.com, Inc. - Class A	298	7,505
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	112
Jiangsu Expressway Company Limited - Class A	29	29
Jiangsu Expressway Company Limited - Class H	129	97
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	78
Jiangsu Hengrui Medicine Co., Ltd. - Class A	66	325
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	14	87
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	313
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	44
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	104
Jiangxi Copper Company Limited - Class A	12	26
Jiangxi Copper Company Limited - Class H	124	143
Jiangxi Zhengbang Technology Co., Ltd. - Class A (a)	33	21
Jiugui Liquor Co., Ltd. - Class A	3	51
Joinn Laboratories (China) Co., Ltd. - Class A	5	42
Joinn Laboratories (China) Co., Ltd. - Class H (c)	11	42
Jointown Pharmaceutical Group Co., Ltd. - Class A	20	32
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	38
Juewei Food Co., Ltd. - Class A	7	46
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
Kanzhun Limited - ADR (a)	26	435
KE Holdings Inc. - Class A - ADR (a)	86	1,510
Kingdee International Software Group Company Limited (a)	352	460
Kingfa Sci. & Tech. Co., Ltd. - Class A	27	36
Kingsoft Corp Ltd	116	309
Kuaishou Technology (a) (c)	246	1,586
Kunlun Energy Company Limited	500	361
Kweichow Moutai Co., Ltd. - Class A	13	3,347
LB Group Co., Ltd. - Class A	22	48
Lenovo Group Limited	915	630
Li Auto Inc. (a)	145	1,680
Li Ning Company Limited	295	2,251
Livzon Pharmaceutical Group Inc. - Class A	11	47
Livzon Pharmaceutical Group Inc. - Class H	11	26
Longfor Properties Co. Ltd.	212	610
LONGi Green Energy Technology Co., Ltd. - Class A	79	528
Lufax Holding Ltd - ADR	86	219
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	74	306
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	14	466
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	25
Meituan - Class B (a) (c)	517	10,931
Metallurgical Corporation of China Ltd. - Class A	220	92
MicroPort Scientific Corporation (a)	84	143
Midea Group Co., Ltd. - Class A	70	486
Mingyang Smart Energy Group Co., Ltd. - Class A	23	78
Minth Group Limited	94	206
Montage Technology Co., Ltd. - Class A	11	77
Muyuan Foods Co., Ltd. - Class A	51	392
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	30
Nanjing Securities Co., Ltd. - Class A	40	43
NARI Technology Co., Ltd. - Class A	70	245
National Silicon Industry Group Co., Ltd. - Class A (a)	28	71
Navinfo Co., Ltd. - Class A	19	31
NetEase, Inc.	231	3,472
New China Life Insurance Company Ltd. - Class A	26	98
New China Life Insurance Company Ltd. - Class H	99	188
New Hope Liuhe Co., Ltd. - Class A (a)	47	92
Ninestar Co., Ltd. - Class A	12	72
Ningbo Tuopu Group Co., Ltd. - Class A	11	117
Ningbo Zhoushan Port Group - Class A	120	61
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	116
NIO, Inc. (a) (b)	180	2,747
Nongfu Spring Co., Ltd. - Class H (c)	221	1,278
North Huachuang Technology Group Co., Ltd. - Class A	5	207
OFILM Group Co., Ltd. - Class A (a)	48	14
Oppein Home Group Inc. - Class A	5	78
Orient Securities Company Limited - Class A	59	64
Orient Securities Company Limited - Class H (b) (c)	89	35
Perfect World Co., Ltd. - Class A	21	36
PetroChina Company Limited - Class H	2,691	1,106
PICC Property and Casualty Company Limited - Class H	857	885
Pinduoduo Inc. - ADR (a)	69	4,290
Ping An Bank Co., Ltd. - Class A	203	338
Ping An Healthcare and Technology Company Limited (a) (b) (c)	70	131
Ping An Insurance (Group) Co of China Ltd - Class A	110	634
Ping An Insurance (Group) Co of China Ltd - Class H	786	3,868
Poly Developments and Holdings Group Co., Ltd. - Class A	125	317
POP MART International Group Limited (b) (c)	95	174
Postal Savings Bank of China Co., Ltd. - Class A	348	218
Postal Savings Bank of China Co., Ltd. - Class H (b) (c)	996	586
Power Construction Corporation of China - Class A	128	125
Proya Cosmetics Co., Ltd. - Class A	3	61
Qingdao Port International Co., Ltd. - Class A	46	35
Qingdao Port International Co., Ltd. - Class H (c)	71	30
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	28
Red Star Macalline Home Furnishing Group Co., Ltd. - Class A	32	20
Red Star Macalline Home Furnishing Group Co., Ltd. - Class H (b) (c)	98	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Rongsheng Petrochemical Co., Ltd. - Class A	94	182
S.F. Holding Co., Ltd - Class A	49	323
SAIC Motor Corporation Limited - Class A	107	215
SANY Heavy Industry Co., Ltd. - Class A	90	176
SDIC Power Holdings Co., Ltd. - Class A	74	112
Seazen Group Limited (a)	260	61
Seazen Holdings Co., Ltd. - Class A (a)	23	57
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	96	307
Shandong Gold Group Co., Ltd. - Class A	43	105
Shandong Gold Group Co., Ltd. - Class H (c)	77	123
Shandong Linglong Tyre Co., Ltd. - Class A	14	35
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	50
Shandong Weigao Group Medical Polymer Company Limited - Class H (b)	326	437
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	36
Shanghai Baosight Software Co., Ltd - Class A	12	64
Shanghai Baosight Software Co., Ltd - Class B	71	207
Shanghai Electric Group Company Limited - Class A (a)	168	92
Shanghai Electric Group Company Limited - Class H (a)	312	62
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	22	92
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	126
Shanghai Friendess Electronic Technology Corporation Limited - Class A	1	30
Shanghai International Airport Co.Ltd. - Class A (a)	25	205
Shanghai International Port(Group) Co., Ltd - Class A	197	154
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	42
Shanghai Jin Jiang International Hotel Co., Ltd. - Class A	10	82
Shanghai Jin Jiang International Hotel Co., Ltd. - Class B	27	51
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	44
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b) (c)	18	56
Shanghai Lingang Holdings Co., Ltd - Class A	18	30
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	26
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	94
Shanghai M&G Stationery Inc - Class A	10	62
Shanghai Medicilon Inc. - Class A	1	31
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	18	41
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	161
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	15	121
Shanghai Pudong Development Bank Co., Ltd. - Class A	308	305
Shanghai RAAS blood products co., Ltd. - Class A	67	50
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	13	88
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	93
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	38
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	93
Shanxi Lu'an Environmental Eneshanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	32	77
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	12	518
Shengyi Technology Co., Ltd. - Class A	24	44
Shennan Circuits Co., Ltd. - Class A	5	54
Shenwan Hongyuan Group Co., Ltd. - Class A	212	115
Shenwan Hongyuan Group Co., Ltd. - Class H (c)	198	32
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	60
Shenzhen Overseas Chinese Town Co., Ltd - Class A	81	55
Shenzhen Transsion Holdings Co., Ltd. - Class A	8	68
Shenzhou International Group Holdings Limited	104	805
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	54
Sichuan Chuantou Energy Co., Ltd. - Class A	49	82
Sichuan Highway And Bridge Construction Group Co., Ltd. - Class A	32	45
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	46
Sichuan New Energy Power Company Limited - Class A (a)	17	44
Sichuan Swellfun Co., Ltd. - Class A	5	41
Silergy Corp.	41	536
Sinolink Securities Co., Ltd. - Class A	32	34
Sinoma Science & Technology Co., Ltd. - Class A	19	52
Sinopec Oilfield Service Corporation - Class H (a)	590	34
Sinopec Shanghai Petrochemical Company Limited - Class A	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H	390	51
Smoore International Holdings Limited (b) (c)	212	252
Soochow Securities Co., Ltd. - Class A	55	48
Southwest Securities Co., Ltd. - Class A	82	42
Starpower Semiconductor Ltd. - Class A	2	77
Sunny Optical Technology (Group) Company Limited	90	854
Sunshine City Group Co., Ltd. - Class A	71	122
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	57
TBEA Co., Ltd. - Class A	39	117
TCL Technology Group Corporation - Class A	149	76
Tencent Holdings Limited	768	25,982
Tencent Music Entertainment Group - Class A - ADR (a)	80	327
The People's Insurance Company (Group) of China Limited - Class H	1,024	297
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	33	204
Tianma Microelectronics Co., Ltd. - Class A	29	34
Tianshan Aluminum Group Co., Ltd. - Class A	37	37
Tianshui Huatian Technology Co., Ltd. - Class A	30	34
Tingyi (Cayman Islands) Holding Corp.	233	401
Tongcheng-Elong Holdings Limited (a) (c)	145	283
Tongwei Co., Ltd. - Class A	43	285
Top Choice Medical Investment Co., Inc. - Class A (a)	3	59
Topsports International Holdings Limited (c)	349	245
Trip.com Group Limited (a)	67	1,799
Tsingtao Brewery Co., Ltd. - Class A	8	119
Tsingtao Brewery Co., Ltd. - Class H (b)	68	641
Uni-President China Holdings Ltd	137	115
Unisplendour Corporation Limited - Class A	29	64
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	17	36
Vipshop (China) Co., Ltd. - ADR (a)	46	387
Wanhua Chemical Group Co., Ltd. - Class A	34	434
Want Want China Holdings Limited	636	415
Weichai Power Co., Ltd. - Class A	68	91
Weichai Power Co., Ltd. - Class H	252	236
Western Securities Co., Ltd. - Class A	53	43
Western Superconducting Technologies Co., Ltd. - Class A	5	69
Will Semiconductor Co., Ltd. Shanghai - Class A	14	153
Wuhan Guide Infrared Co., Ltd. - Class A	34	55
Wuhu 37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	23	56
Wuliangye Yibin Co., Ltd. - Class A	40	944
WuXi AppTec Co., Ltd. - Class A	27	269
WuXi AppTec Co., Ltd. - Class H (c)	48	385
Wuxi Shangji Automation Co., Ltd. - Class A	4	69
XCMG Construction Machinery Co., Ltd. - Class A	78	49
Xiamen C&D Inc. - Class A	28	55
Xinjiang Goldwind Science Technology Co., Ltd. - Class A	53	84
Xinjiang Goldwind Science Technology Co., Ltd. - Class H	83	96
Xinyi Solar Holdings Limited	586	619
Xpeng Inc. (a) (b)	132	762

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Yankuang Energy Group Company Limited - Class A	25	174
Yankuang Energy Group Company Limited - Class H (b)	180	653
Yifeng Pharmacy Chain Co., Ltd. - Class A	7	52
YiHai International Holdings Limited	57	120
Yintai Gold Co., Ltd - Class A	32	57
Yongxing Special Materials Technology Co., Ltd. - Class A	4	75
Youngor Group Co., Ltd. - Class A	47	42
Yum China Holdings, Inc.	53	2,523
Yunda Holding Co., Ltd. - Class A	29	63
Yunnan Baiyao Group Co., Ltd. - Class A	19	138
Yunnan Energy New Material Co., Ltd. - Class A	9	228
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	236
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	78	41
Zhejiang Chint Electrics Co., Ltd. - Class A	23	86
Zhejiang Dahua Technology Co., Ltd. - Class A	31	56
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	31	38
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	42
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	150
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	45
Zhejiang NHU Company Ltd. - Class A	31	97
Zhejiang Satellite Petrochemical Co. Ltd. - Class A	22	67
Zhejiang Supor Co., Ltd. - Class A	6	36
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	17	55
Zhejiang Yongtai Technology Co., Ltd. - Class A	10	34
Zheshang Securities Co., Ltd. - Class A	38	51
Zhongtai Securities Co., Ltd - Class A	67	62
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	4	32
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	64	267
Zijin Mining Group Co., Ltd. - Class A	188	208
Zijin Mining Group Co., Ltd. - Class H	756	738
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	81	63
ZTE Corporation - Class A	33	100
ZTE Corporation - Class H	112	200
ZTO Express (Cayman) Inc. (b) (c)	51	1,226
		214,603
India 16.8%
ACC Limited	11	338
Adani Enterprises Limited	35	1,472
Adani Gas Limited	35	1,409
Adani Green Energy (UP) Limited (a)	44	1,225
Adani Ports and Special Economic Zone Limited	89	897
Adani Power Limited (a)	94	428
Adani Transmission Limited (a)	36	1,428
Alkem Laboratories Limited	5	184
Ambuja Cements Limited	92	582
Apollo Hospitals Enterprise Limited	13	674
Ashok Leyland Limited	190	354
Asian Paints Limited	58	2,351
AU Small Finance Bank Limited (c)	41	309
Aurobindo Pharma Ltd	37	234
Avenue Supermarts Limited (a) (c)	19	1,043
Axis Bank Limited	289	2,580
Bajaj Auto Limited	9	399
Bajaj Finance Limited	34	3,011
Bajaj Finserv Limited	50	1,020
Bajaj Holdings & Investment Limited.	3	243
Balkrishna Industries Limited	11	249
Bandhan Bank Limited (a) (c)	97	316
Bank of Baroda	121	195
Berger Paints India Limited	33	250
Bharat Electronics Limited	472	583
Bharat Forge Ltd	33	283
Bharat Petroleum Corporation Limited	128	477
Bharti Airtel Limited	312	3,051
Biocon Limited	59	209
Bosch Limited	1	219
Britannia Industries Ltd	15	684
Cholamandalam Investment and Finance Company Limited	53	476
Cipla Limited	68	928
Coal India Ltd Govt Of India Undertaking	267	692
Colgate-Palmolive (India) Limited	16	323
Container Corporation	37	321
Dabur India Limited	76	531
Divis Laboratories Limited	16	735
DLF Limited	84	363
Dr. Reddy's Laboratories Limited	15	806
Eicher Motors Limited	18	792
Embassy Office Parks Private Limited	65	274
GAIL (India) Limited	370	394
General Insurance Corporation of India (c)	20	30
Gland Pharma Ltd (a)	8	215
Godrej Consumer Products Limited (a)	47	520
Godrej Properties Limited (a)	14	202
Grasim Industries Ltd	48	975
Havells India Limited	32	519
HCL Technologies Limited	133	1,514
HDFC Life Insurance Company Limited (c)	116	753
HDFC Asset Management Company Limited	9	207
Hero MotoCorp Limited	16	504
Hindalco Industries Limited	180	856
Hindustan Aeronautics Limited	10	283
Hindustan Petroleum Corporation Limited	84	221
Hindustan Unilever Limited	113	3,712
Housing Development Finance Corporation Limited	231	6,424
ICICI Bank Limited	653	6,860
ICICI Lombard General Insurance Company Limited (c)	29	414
ICICI Prudential Life Insurance Company Limited (c)	53	338
Indian Oil Corporation Limited	520	426
Indian Railway Catering And Tourism Corporation Limited	33	283
Indraprastha Gas Limited	47	229
Indus Towers Limited	96	231
IndusInd Bank Ltd.	72	1,045
Info Edge (India) Limited	9	441
Infosys Limited	463	7,957
Interglobe Aviation Limited (a) (c)	13	293
ITC Limited	383	1,557
Jindal Steel & Power Limited	47	245
JSW Energy Limited	50	183
JSW Steel Limited	117	899
Jubilant Foodworks Limited	48	366
Kotak Mahindra Bank Limited	137	3,042
L&T Finance Holdings Limited	109	99
L&T Technology Services Limited	3	145
Larsen & Toubro Infotech Limited (c)	6	310
Larsen and Toubro Limited	87	1,958
LIC Housing Finance Ltd	41	206
Lupin Limited	32	266
Macrotech Developers Limited (a)	11	119
Mahindra and Mahindra Limited	121	1,875
Marico Limited	70	462
Maruti Suzuki India Limited	17	1,849
MindTree Limited	8	298
Mphasis Limited	11	291
MRF Limited	—	277
Muthoot Finance Limited	12	150
Nestle India Limited	4	1,048
NMDC Limited	125	195
NTPC Limited	609	1,189
Oil and Natural Gas Corporation Limited	486	754
Oracle Financial Services Software Limited	3	117
Page Industries Limited	1	475
PB Fintech Limited (a)	16	94
Petronet LNG Limited	104	253
PI Industries Limited	11	392
Pidilite Industries Limited	19	625
Piramal Enterprises Limited	17	178
Piramal Pharma Limited (a) (d)	67	182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Power Finance Corporation Limited	155	198
Power Grid Corporation of India Limited	438	1,138
Procter & Gamble Hygiene and Health Care Limited	1	163
Punjab National Bank	277	124
REC Limited	167	192
Reliance Industries Limited	437	12,673
Samvardhana Motherson International Limited	161	214
SBI Cards and Payment Services Private Limited	37	410
SBI Life Insurance Company Limited (c)	57	866
Shree Cement Limited	1	332
Shriram Transport Finance Company Limited	25	366
Siemens Limited	12	413
Sona BLW Precision Forgings Limited	23	129
SRF Limited	19	586
State Bank of India	224	1,449
Steel Authority of India Limited	194	182
Sun Pharma Advanced Research Company Limited	133	1,545
Sundaram Finance Limited	9	258
Tata Consultancy Services Limited	130	4,763
Tata Consumer Products Limited	77	761
Tata Elxsi Limited	4	462
Tata Motors Limited (a)	223	1,101
Tata Motors Limited (a)	65	154
Tata Steel Limited	1,031	1,249
Tech Mahindra Limited	81	996
The Tata Power Company Limited	213	563
Titan Company Limited	53	1,697
Torrent Pharmaceuticals Ltd	13	248
TVS Motor Company Limited	29	370
UltraTech Cement Limited	15	1,121
United Breweries Limited	10	204
United Spirits Limited (a)	38	395
UPL Limited	69	570
Varun Beverages Limited	27	351
Vedanta Limited	134	440
Voltas Limited	31	343
Wipro Limited	183	882
Yes Bank Limited (a)	361	69
Zomato Limited (a)	251	190
Zydus Lifesciences Limited	33	158
		127,208
Taiwan 12.9%
Accton Technology Corporation	62	530
Acer Inc.	413	284
Advanced Energy Solution Holding Co., Ltd.	4	80
Advantech Co., Ltd.	58	532
Airtac International Group	18	411
ASE Technology Holding Co., Ltd.	426	1,073
Asia Cement Corporation	316	391
ASMedia Technology Inc.	4	83
ASUSTeK Computer Inc.	89	654
AUO Corporation (d)	1,107	513
Catcher Technology Co., Ltd.	93	504
Cathay Financial Holding Co., Ltd.	1,097	1,371
Chailease Holding Company Limited	188	1,071
Chang Hwa Commercial Bank, Ltd.	809	436
Cheng Shin Rubber Ind. Co., Ltd.	249	279
Chicony Electronics Co., Ltd	91	236
China Airlines, Ltd.	355	218
China Development Financial Holding Corporation	2,209	829
China Steel Corporation	1,574	1,319
Chunghwa Telecom Co., Ltd.	477	1,709
Compal Electronics Inc.	471	321
CTBC Financial Holding Co., Ltd.	2,497	1,554
Delta Electronics, Inc.	246	1,950
E Ink Holdings Inc.	112	743
E.Sun Financial Holding Company, Ltd.	1,829	1,476
Eclat Textile Corporation Ltd.	27	332
eMemory Technology Inc.	7	249
EVA Airways Corporation	318	280
Evergreen Marine Corp. (Taiwan) Ltd.	133	609
Far Eastern New Century Corporation	524	532
Far EasTone Telecommunications Co., Ltd.	189	430
Farglory Land Development Co., Ltd.	34	61
Feng Hsin Steel Co., Ltd.	67	126
Feng Tay Enterprises Co., Ltd.	73	360
First Financial Holding Co., Ltd.	1,377	1,124
Formosa Chemicals & Fibre Corporation	501	1,087
Formosa Petrochemical Corporation	208	541
Formosa Plastics Corporation	545	1,480
Formosa Taffeta Co., Ltd.	131	111
FOXCONN Technology Co., Ltd.	136	196
Fubon Financial Holding Co., Ltd.	995	1,554
Giant Manufacturing Co., Ltd.	42	270
GlobalWafers Co., Ltd.	28	321
Highwealth Construction Corp.	154	189
HIWIN Technologies Corp.	36	201
Hon Hai Precision Industry Co., Ltd.	1,530	4,906
Hotai Motor Co., Ltd.	45	806
Hua Nan Financial Holdings Co., Ltd.	1,313	916
Innolux Corporation (d)	1,281	466
Inventec Corporation	385	277
Kinsus Interconnect Technology Corp.	33	96
Largan Precision Co., Ltd.	12	631
Lite-On Technology Corporation	279	559
Macronix International Co., Ltd.	248	243
MediaTek Inc.	203	3,530
Mega Financial Holding Co., Ltd.	1,427	1,394
Merida Industry Co. Ltd.	22	124
Micro-Star International Co., Ltd.	85	285
Momo.Com Inc.	10	170
Nan Ya P.C.B. Service Company	28	165
Nan Ya Plastics Corporation	719	1,509
Nanya Technology Corporation	158	243
Nien Made Enterprise Co., Ltd.	23	181
Novatek Microelectronics Corp.	74	506
Oneness Biotech Co., Ltd. (a)	32	254
Parade Technologies, Ltd.	9	168
PEGATRON Corporation	275	505
Phison Electronics Corporation	22	183
Pou Chen Corporation	337	301
Powerchip Semiconductor Manufacturing Corp.	358	321
Powertech Technology Inc.	84	203
President Chain Store Corporation	70	621
Quanta Computer Inc.	349	843
Radiant Opto-Electronics Corporation	64	202
Realtek Semiconductor Corporation	60	506
Ruentex Development Co., Ltd.	181	290
Ruentex Industries Limited	115	184
Shin Kong Financial Holding Co., Ltd.	1,949	503
Simplo Technology Co., Ltd.	24	199
Sino-American Silicon Products Inc.	69	283
SinoPac Financial Holdings Company Limited	1,442	782
Standard Foods Corporation.	42	51
Synnex Technology International Corporation	154	255
Taishin Financial Holding Co., Ltd.	1,452	623
Taiwan Business Bank	808	320
Taiwan Cement Corporation	792	841
Taiwan Cooperative Bank, Ltd.	1,247	1,025
Taiwan Fertilizer Co., Ltd.	103	178
Taiwan Glass Industry Corporation	144	79
Taiwan High Speed Rail Corporation	276	247
Taiwan Mobile Co., Ltd.	216	650
Taiwan Semiconductor Manufacturing Company Limited	2,401	31,899
Tatung Co. (a)	227	227
TECO Electric & Machinery Co., Ltd.	161	142
The Shanghai Commercial & Savings Bank, Ltd.	554	853
Tripod Technology Corporation	53	155
Unimicron Technology Corp.	153	565
Uni-President Enterprises Corp.	592	1,255
United Microelectronics Corporation (a)	1,483	1,663
Vanguard International Semiconductor Corporation	98	199
Voltronic Power Technology Corporation	9	396
Walsin Lihwa Corporation	305	387
Walsin Technology Corporation	46	107
Wan Hai Lines Ltd.	166	348
WIN Semiconductors Corp.	49	189
Winbond Electronics Corp.	310	193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Wistron Corporation	341	284
Wiwynn Corporation	12	305
WPG Holdings Limited	192	280
Yageo Corporation	54	455
Yang Ming Marine Transport Corporation	214	413
Yuanta Financial Holding Co., Ltd	1,599	980
Zhen Ding Technology Holding Limited	83	275
		97,814
South Korea 10.5%
Amorepacific Corporation	4	267
Amorepacific Corporation	4	81
BGFretail Co., Ltd.	1	144
Big Hit Entertainment Co., Ltd. (a)	2	221
BNK Financial Group Inc.	40	169
Celltrion Healthcare Co. Ltd.	13	595
Celltrion Inc.	13	1,571
Cheil Worldwide Inc.	9	145
CJ CheilJedang Corp.	1	275
Cj Corporation	1	66
CJ ENM Co., Ltd.	1	79
CJ Logistics Corporation (a)	1	75
Coway Co., Ltd.	7	277
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	5	68
DB Insurance Co., Ltd.	7	265
Dong Suh Corp.	7	101
Doosan Bobcat Inc.	7	131
Doosan Enerbility Co Ltd (a)	52	519
Ecopro BM Co., Ltd.	7	397
E-MART Inc.	3	155
F&F Holdings Co., Ltd.	2	203
GS Engineering & Construction Corp.	10	157
GS Holdings Corp.	12	360
GS Retail Co., Ltd.	4	67
Hana Financial Group Inc.	38	938
Hanjin Kal Corp. (a)	3	67
Hankook Tire & Technology Co,. Ltd.	11	262
Hanmi Science	4	94
Hanmi Science Co., Ltd.	1	133
Hanon Systems	21	123
Hanwha Aerospace CO., LTD.	4	162
Hanwha Corp.	7	118
Hanwha Life Insurance Co., Ltd. (a)	38	56
Hanwha Solutions Corporation (a)	16	531
HD Hyundai Co., Ltd. (a)	2	183
HD Hyundai Co., Ltd.	5	190
HLB Co., Ltd (a)	12	348
Hmm Co., Ltd.	45	580
Hotel Shilla Co., Ltd.	4	216
Hyundai Engineering & Construction Co., Ltd.	9	221
Hyundai Glovis Co., Ltd.	3	291
Hyundai Heavy Industries Co., Ltd. (a)	6	299
Hyundai Marine & Fire Insurance Co., Ltd.	8	164
Hyundai Mobis Co., Ltd.	8	1,110
Hyundai Motor Company	18	2,186
Hyundai Rotem Company (a)	10	170
Hyundai Steel Company	11	223
ILJIN MATERIALS CO., Ltd	3	91
Industrial Bank of Korea	30	199
Kakao Corp.	39	1,551
Kakao Games Corp. (a)	5	160
Kakao Pay Corp. (a)	3	102
KakaoBank Corp. (a)	38	533
Kangwon Land, Inc. (a)	13	211
KB Financial Group Inc.	48	1,445
KCC Corporation	1	82
KIA Corporation	34	1,703
Korea Aerospace Industries, Ltd.	9	312
Korea Electric Power Corp (a)	31	428
Korea Gas Corporation	4	89
Korea Investment Holdings Co., Ltd.	6	182
Korea Zinc Co., Ltd.	2	651
Korean Air Lines Co., Ltd. (a)	23	358
KT Corp	16	415
KT&G Corporation	13	804
Kumho Petrochemical Co., Ltd.	2	191
L&F Co., Ltd. (a)	3	358
LG Chem, Ltd.	6	2,223
LG Corp.	17	866
LG Display Co., Ltd.	30	247
LG Electronics Inc.	14	735
LG Energy Solution Ltd. (a)	5	1,579
LG H&H Co., Ltd.	1	533
LG Innotek Co., Ltd.	2	346
LG Uplus Corp.	27	201
LOTTE Chemical Corporation	2	218
Lotte Confectionery Co., Ltd.	6	156
Lotte Shopping Co., Ltd.	2	95
Meritz Financial Group Inc.	3	42
Meritz Fire & Marine Insurance Co., Ltd.	5	96
MERITZ Securities Co. Ltd.	24	61
Mirae Asset Securities Co., Ltd.	39	161
NAVER Corporation	19	2,504
Nc Soft Co., Ltd.	2	457
Netmarble Corp.	3	122
NH Investment & Securities Co., Ltd.	19	120
Orion Incorporation	3	223
Pan Ocean Co., Ltd.	32	101
Pearl Abyss Corp. (a)	5	158
POSCO Chemical Co., Ltd.	4	422
POSCO Holdings Inc.	10	1,430
Posco International Corporation	6	91
S-1 Corporation	2	96
Samsung Biologics Co., Ltd (a)	2	1,379
Samsung C&T Corporation	11	813
Samsung Card Co., Ltd.	3	69
Samsung Electro-Mechanics Co., Ltd.	7	579
Samsung Electronics Co Ltd	651	24,041
Samsung Engineering Co., Ltd. (a)	17	268
Samsung Fire & Marine Insurance Company	4	552
Samsung Heavy Industries Co., Ltd (a)	91	335
Samsung Life Insurance Co., Ltd.	13	544
Samsung SDI Co., Ltd.	7	2,630
Samsung SDS Co., Ltd.	5	425
Samsung Securities Co., Ltd.	8	181
SD Biosensor, Inc.	5	98
Seegene, Inc. (b)	6	107
Shinhan Financial Group Co., Ltd.	67	1,548
SHINSEGAE Inc.	1	142
SK Biopharmaceuticals Co., Ltd. (a)	3	135
SK Bioscience Co., Ltd. (a)	3	180
SK Hynix Inc.	68	3,946
SK ie Technology Co., Ltd. (a)	4	133
SK Inc.	5	668
SK innovation Co., Ltd. (a)	7	669
SK Square Co., Ltd. (a)	12	292
SK Telecom Co., Ltd.	13	462
SKC Co., Ltd.	2	142
S-Oil Corporation	6	317
Ssangyong C&E Co., Ltd	15	62
Wemade Co., Ltd.	2	77
Woori Financial Group Inc.	79	591
Yuhan Corporation	7	251
		79,837
Saudi Arabia 4.2%
Advanced Petrochemical Company	17	207
Al Rajhi Banking and Investment Corporation	250	5,389
Al-Elm Information Security Company	3	257
Alinma Bank	125	1,202
Almarai Company	31	442
Arabian Internet & Communications Services Co. Ltd	3	186
Bank AlBilad	63	797
Bank Aljazira	49	292
Banque Saudi Fransi	76	853
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	618
Etihad Etisalat Company	49	466
Jarir Marketing Company	8	336
Rabigh Refining and Petrochemical Company (a)	23	83

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Riyad Bank	184	1,546
SAHARA INTERNATIONAL PETROCHEMICAL COMPANY (Sipchem)	46	511
Santana Mining Inc. (a)	104	1,907
Saudi Arabian Fertilizer Company	30	1,246
Saudi Arabian Oil Company	282	2,693
Saudi Basic Industries Corporation	114	2,681
Saudi British Bank	47	493
Saudi Electricity Company	100	651
Saudi Industrial Investment Group	46	280
Saudi Kayan Petrochemical Company (a)	90	327
Saudi Tadawul Group Holding Company	4	233
Saudi Telecom Company	227	2,377
Savola Group	35	262
The Saudi Investment Bank	60	275
The Saudi National Bank	279	4,665
Yanbu National Petrochemical Co.	34	423
		31,698
Brazil 4.1%
Alupar Investimento S.A.	16	82
American Beverage Co Ambev	555	1,599
Americanas SA	77	243
Atacadao S/A	64	229
B3 S.A. - Brasil, Bolsa, Balcao	783	1,908
Banco Bradesco S.A.	197	599
Banco BTG Pactual S/A	142	657
Banco do Brasil S.A (a)	183	1,303
BB Seguridade Participacoes S/A	91	449
Caixa Seguridade Participacoes S/A	66	105
CCR S.A.	148	345
Centrais Eletricas Brasileiras SA	160	1,280
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	46	419
Companhia Energetica De Minas Gerais-Cemig	48	144
Companhia Paranaense de Energia – Copel	27	160
Companhia Siderurgica Nacional	81	192
Cosan S.A.	148	477
CPFL Energia S/A	24	153
Diagnosticos Da America S.A .	7	23
Energisa S/A	33	254
ENGIE Brasil Energia S.A.	33	238
Equatorial Energia S.A	110	548
Hapvida Participacoes E Investimentos S/A (c)	574	808
Hypera S.A.	53	435
Itausa Investimentos Itau S.A. (a)	162	296
JBS S.A.	84	394
Klabin S.A.	98	329
Localiza Rent A Car S/A	96	1,083
Lojas Renner S/A.	131	677
Magazine Luiza S.A.	362	302
Natura & Co Holding SA	111	305
Neoenergia S/A	33	92
Petroleo Brasileiro S/A Petrobras. (a)	476	2,936
Porto Seguro S/A	25	98
Raia Drogasil S.A.	136	574
Rede D'or Sao Luiz S.A.	90	500
Rumo S.A	138	473
Sendas Distribuidora S/A	97	315
Sul America S.A.	26	107
Suzano S.A.	100	830
Telefonica Brasil S.A.	55	414
TIM S.A	107	241
Transmissora Alianca De Energia Eletrica S/A	24	173
Vale S.A. (a)	489	6,548
Vibra Energia S/A	133	425
WEG S.A.	185	1,098
		30,860
South Africa 3.2%
ABSA Group Ltd	108	1,050
African Rainbow Minerals (b)	15	209
Anglo American Platinum	7	481
AngloGold Ashanti	54	747
Aspen Pharmacare Holdings	49	365
Bid Corporation (Pty) Ltd	41	626
Capitec Bank Holdings	12	1,031
Clicks Group	33	516
Discovery (a) (b)	67	387
Exxaro Resources Limited	29	326
Firstrand Ltd	719	2,397
Gold Fields Limited	114	924
Growthpoint Properties Ltd	451	294
Impala Platinum Holdings Limited	106	991
Kumba Iron Ore Ltd (c)	6	120
Life Healthcare Group Holdings	210	200
Mr Price Group	33	319
MTN Group	111	733
Multichoice Group	56	355
Naspers Ltd - Class N	28	3,443
Nedbank Group	59	650
Northam Platinum (a)	35	302
OM Residual UK Ltd	591	319
Pepkor Holdings (c)	164	188
Pick N Pay Stores	43	131
Rand Merchant Investment Holdings Limited	116	188
Remgro Ltd	70	510
Sanlam	226	642
Santam Limited	4	57
Sasol	74	1,156
Shoprite Holdings	61	726
Sibanye Stillwater	353	816
Standard Bank Group Limited	174	1,378
The Bidvest Group	41	443
The Spar Group	26	206
Tiger Brands Limited	20	192
Vodacom Group Limited	90	607
Woolworths Holdings Limited	129	433
		24,458
Indonesia 2.7%
Aneka Tambang (Persero), PT TBK	1,124	143
Goto Gojek Tokopedia Tbk, PT (a)	115,630	1,840
Mayora Indah, Pt Tbk	280	34
PT Adaro Minerals Indonesia Tbk (a)	861	101
PT Astra International Tbk	2,523	1,096
PT Avia Avian Tbk	2,033	106
PT Bank Jago TBK (a)	461	199
PT Bank Mandiri (Persero) Tbk.	2,830	1,749
PT Barito Pacific Tbk	3,687	193
PT Bukalapak.com (a)	6,749	119
PT Bukit Asam TBK	524	143
PT Chandra Asri Petrochemical TBK	2,887	455
PT Dayamitra Telekomunikasi	2,128	101
PT Gudang Garam Tbk	41	62
PT Indocement Tunggal Prakarsa TBK	234	146
PT Indofood CBP Sukses Makmur TBK	239	136
PT Indofood Sukses Makmur Tbk	511	202
PT Jasa Marga (Persero) Tbk.	194	41
PT Kalbe Farma Tbk	2,510	301
PT Merdeka Copper Gold, Tbk. (a)	1,723	442
PT Mitra Keluarga Karyasehat Tbk	614	117
Pt Mnc Digital Entertainment Tbk (a)	199	64
PT Pakuwon Jati Tbk	1,275	38
PT Sarana Menara Nusantara Tbk	2,834	230
PT Semen Indonesia (Persero) Tbk	408	200
PT Tower Bersama Infrastructure Tbk	530	98
PT Unilever Indonesia, Tbk.	729	231
PT United Tractors Tbk	178	384
PT Vale Indonesia Tbk (a)	208	87
PT XL Axiata Tbk	557	90
PT. Adaro Energy Indonesia Tbk	1,855	482
PT. Bank Central Asia Tbk	7,094	3,978
Pt. Bank Negara Indonesia (Persero) Tbk.	975	574
PT. Bank Rakyat Indonesia (Persero) Tbk.	9,043	2,664
PT. Charoen Pokphand Indonesia, Tbk.	909	337
PT. Elang Mahkota Teknologi Tbk.	5,036	501
PT. Indah Kiat Pulp & Paper Tbk	344	204
PT. Sumber Alfaria Trijaya, Tbk	2,488	391
PT. TELKOM INDONESIA (PERSERO) TBK	6,063	1,774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Transcoal Pacific	110	66
		20,119
United Arab Emirates 2.4%
Abu Dhabi Commercial Bank PJSC	339	830
ABU DHABI ISLAMIC BANK	179	440
Abu Dhabi National Oil Company	346	417
Al Qudra Holding PJSC (a)	259	297
ALDAR Properties PJSC	457	523
Alpha Dhabi Holding PJSC (a)	178	1,186
Dubai Islamic Bank (P S C) Br.	361	586
Emaar Development LLC (a)	105	131
Emaar Properties PJSC	500	785
Emirates NBD Bank PJSC	316	1,101
Emirates Telecommunication Group Company Etisalat Group PJSC	437	2,779
Fertiglobe plc	145	226
First Abu Dhabi Bank P.J.S.C.	555	2,694
International Holdings Limited (a)	60	5,814
Multiply Marketing Consultancy LLC (a)	412	343
		18,152
Thailand 2.1%
Advanced Info Service PLC. - NVDR	125	644
Airports of Thailand Public Company Limited - NVDR (a)	518	991
Asset World Corp Public Company Limited - NVDR	864	132
B.Grimm Power Public Company Limited - NVDR (b)	118	105
Bangkok Bank Public Company Limited - NVDR	73	264
Bangkok Bank Public Company Limited	8	28
Bangkok Commercial Asset Management Public Company Limited - NVDR (b)	335	144
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	418
Bangkok Expressway and Metro Public Company Limited - NVDR	1,009	245
Bank of Ayudhya Public Company Limited - NVDR	189	157
Banpu Public Company Limited - NVDR (b)	348	113
Berli Jucker Public Company Limited - NVDR	179	155
BTS Group Holdings Public Company Limited - NVDR (b)	963	211
Bumrungrad Hospital Public Company Limited - NVDR	59	351
Carabao Group Public Co., Ltd. - NVDR (b)	51	115
Central Pattana Public Company Limited - NVDR (b)	188	324
Central Retail Corporation Limited - NVDR (b)	70	73
Central Retail Corporation Limited	293	305
Charoen Pokphand Foods Public Company Limited - NVDR	395	261
CP ALL Public Company Limited - NVDR	530	787
Delta Electronics (Thailand) Public Company Ltd. - NVDR	58	1,007
Electricity Generating Public Company Limited - NVDR (b)	30	132
Energy Absolute Public Company Limited - NVDR	238	556
Global Power Synergy Public Company Limited - NVDR (b)	100	168
Gulf Energy Development Public Company Limited - NVDR	697	966
Home Product Center Public Company Limited - NVDR	598	213
Indorama Ventures Public Company Limited - NVDR (b)	291	299
Intouch Holdings Public Company Limited - NVDR	124	239
IRPC Public Company Limited - NVDR (b)	1,111	92
Jasmine Technology Solutions Public Company Limited - NVDR (a)	24	41
JMT Network Services Public Company Limited - NVDR	74	133
KASIKORNBANK Public Company Limited - NVDR (b)	157	598
Krung Thai Bank Public Company Limited - NVDR	555	245
Krungthai Card Public Company Limited - NVDR	146	221
Land and Houses Public Company Limited - NVDR	469	110
Minor International Public Company Limited - NVDR (a)	54	38
Minor International Public Company Limited (a)	260	182
Muangthai Capital Public Company Limited - NVDR (b)	92	88
Ngern Tid Lor Public Company Limited - NVDR	101	72
Osotspa Public Company Limited - NVDR (b)	164	118
PTT Exploration And Production Public Company Limited	174	738
PTT Global Chemical Public Company Limited	215	236
PTT Oil And Retail Business Public Company Limited - NVDR	383	261
PTT Public Company Limited	828	744
PTT Public Company Limited - NVDR	205	185
RATCH Group Public Company Limited - NVDR	79	86
SCG Paper Public Company Limited - NVDR (b)	162	223
Siam Commercial Bank Public Company Limited - NVDR (a)	68	186
Siam Commercial Bank Public Company Limited (a)	29	78
Siam Global House Public Company Limited - NVDR	224	119
Siam Makro Public Company Limited - NVDR	162	145
Sri Trang Gloves (Thailand) Public Company Limited - NVDR (b)	168	51
Srisawad Corporation Public Company Limited - NVDR (b)	94	106
Thai Oil Public Company Limited - NVDR (b)	116	157
Thai Union Group Public Company Limited - NVDR (b)	340	168
The Siam Cement Public Company Limited - NVDR	40	345
TISCO Financial Group Public Company Limited - NVDR	53	130
TMB Bank Thanachart Public Company Limited - NVDR (b)	5,777	185
TOA Paint (Thailand) Company Limited - NVDR (b)	45	39
Total Access Communication Public Company Limited - NVDR	112	134
True Corporation Public Company Limited - NVDR	2,181	291
VGI Public Company Limited - NVDR (b)	889	94
		16,042
Mexico 2.0%
America Movil, S.A.B. De C.V.	2,424	2,002
Arca Continental S.A.B. de C.V.	56	403
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	365	375
Becle, S.A. de C.V.	63	111
CEMEX S.A.B. de C.V. (a)	1,952	672
Coca-Cola FEMSA, S.A.B. de C.V.	63	369
El Puerto De Liverpool, S.A.B. De C.V. (b)	26	114
Fomento Economico Mexicano, S.A. B. De C.V.	235	1,476
GRUMA, S.A.B. de C.V. - Class B	25	235
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	46	575
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	23	453
Grupo Bimbo S.A.B. de C.V. - Class A	174	613
Grupo Carso, S.A.B. De C.V. (b)	57	207
Grupo Elektra S.A.B. de C.V. (b)	8	399
Grupo Financiero Banorte, S.A.B. de C.V. (a)	312	2,004
Grupo Financiero Inbursa, S.A.B. de C.V.	260	412
Grupo Mexico, S.A.B. de C.V. - Class B (a)	401	1,357
Grupo Televisa S.A.B.	323	350
Industrias Bachoco SAB S.A De C.V - Class B	19	73
Industrias Penoles, S.A.B. de C.V. (a)	21	207
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	170	227
Operadora de Sites Mexicanos, S.A. de C.V. (a)	62	52
Orbia Advance Corporation, S.A.B. de C.V.	136	228
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	30	203
Sitios Latinoamerica S.A.B. de C.V (a)	121	54
Wal - Mart de Mexico, S.A.B. de C.V.	638	2,242
		15,413
Malaysia 1.8%
Ammb Holdings Berhad	247	207
Axiata Group Berhad	623	351
CIMB Group Holdings Berhad	907	1,001
Dialog Group Berhad	573	245
DiGi.com Berhad	430	313

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Fraser & Neave Holdings Bhd	18	86
Gamuda Berhad	284	241
Genting Berhad	281	271
Genting Malaysia Berhad	397	239
Genting Plantations Berhad	49	60
Hap Seng Consolidated Berhad	89	117
Hartalega Holdings Berhad	217	78
Hong Leong Bank Berhad	97	427
Hong Leong Financial Group Berhad	38	149
IHH Healthcare Berhad	411	522
IJM Corporation Berhad	382	137
IOI Corporation Berhad	403	327
Kuala Lumpur Kepong Berhad	76	340
Kumpulan Sime Darby Berhad	333	153
Malayan Banking Berhad	869	1,606
Malaysia Airports Holdings Berhad (a)	117	141
Maxis Communications Berhad	289	219
MISC Berhad	170	248
Mr D.I.Y. Group (M) Berhad	318	135
My E.G. Services Berhad	581	106
Nestle (Malaysia) Berhad	7	205
Petronas Chemicals Group Berhad	353	639
PETRONAS Dagangan Berhad	41	175
PETRONAS Gas Berhad	90	320
PPB Group Berhad	94	327
Press Metal Berhad	443	384
Public Bank Berhad	1,948	1,775
QL Resources Berhad	149	160
RHB Bank Berhad	432	517
Sime Darby Plantation Berhad	405	357
Telekom Malaysia Berhad	214	252
Tenaga Nasional Berhad	341	592
Top Glove Corporation Bhd	635	83
Westports Holdings Berhad	128	85
YTL Corporation Berhad	662	83
		13,673
Qatar 1.3%
Barwa Real Estate Company Q.P.S.C	242	228
Industries Qatar Q.S.C.	253	1,173
Masraf Al Rayan	788	891
Mesaieed Petrochemical Holding Company Q.P.S.C.	586	378
Ooredoo Q.P.S.C	105	256
Qatar Electricity & Water Company	71	343
Qatar Fuel (WOQOD)	66	342
Qatar Gas Transport Company Ltd.	338	379
Qatar International Islamic Bank	100	298
Qatar Islamic Bank S.A.Q.	210	1,427
Qatar National Bank (Q.P.S.C.)	568	3,100
The Commercial Bank (P.S.Q.C.)	382	735
		9,550
Hong Kong 0.9%
BBMG Corporation - Class H	273	33
Bosideng International Holdings Limited	388	192
China Everbright Environment Group Limited	412	170
China Gas Holdings Limited	372	445
China International Marine Containers (Group) Co., Ltd. - Class H (b)	44	28
China Mengniu Dairy Company Limited	383	1,511
China Molybdenum Co., Ltd - Class H	431	167
China Resources Cement Holdings Limited	320	148
Chow Tai Fook Jewellery Group Limited	279	522
Cosco Shipping Energy Transportation Co., Ltd. - Class H (a) (b)	168	139
COSCO SHIPPING Holdings Co., Ltd. - Class H (b)	421	489
Dali Foods Group Company Limited (c)	297	128
Datang International Power Generation Co., Ltd. - Class H (a)	364	69
Dongfang Electric Co., Ltd. - Class H	40	54
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (c)	122	193
Hopson Development Holdings Limited (b)	99	103
Huadian Power International Corporation Limited - Class H (b)	182	66
Kingboard Holdings Limited	85	238
Kingboard Laminates Holdings Limited	83	74
Metallurgical Corporation of China Ltd. - Class H	215	35
Nine Dragons Paper (Holdings) Limited	195	121
Orient Overseas (International) Limited (b)	17	288
Sino Biopharmaceutical Limited	1,276	597
Sinotruk (Hong Kong) Limited	93	77
Sun Art Retail Group Limited	272	58
Xinyi Glass Holdings Limited	331	479
Zhongsheng Group Holdings Limited	72	284
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	55
		6,763
Kuwait 0.9%
Agility Public Warehousing Company KSCP	204	440
Ahli United Bank K.S.C.P	89	75
Boubyan Bank K.S.C.P	140	345
Gulf Bank K.S.C.P.	272	264
Kuwait Finance House K.S.C.P.	683	1,857
Mabanee Company (K.P.S.C)	74	206
Mobile Telecommunications Company K.S.C. P	259	490
National Bank of Kuwait S.A.K.P.	967	3,045
		6,722
Philippines 0.8%
Aboitiz Equity Ventures, Inc.	293	267
Aboitiz Power Corporation	159	84
AC Energy Corporation	944	90
Alliance Global Group, Inc.	360	51
Ayala Corporation	31	325
Ayala Land Inc.	801	311
Bank of The Philippine Islands	224	341
BDO Unibank, Inc.	229	434
Converge Information and Communications Technology Solutions, Inc. (a)	218	49
Emperador Inc.	246	81
First Gen Corporation	69	19
Globe Telecom, Inc.	4	121
GT Capital Holdings, Inc.	10	72
International Container Terminal Services, Inc.	113	304
JG Summit Holdings, Inc.	403	288
Jollibee Foods Corporation	58	226
LT Group, Inc.	324	46
Manila Electric Company	31	140
Megaworld Corporation	1,847	64
Metro Pacific Investments Corporation	1,684	96
Metropolitan Bank & Trust Company	226	187
Monde Nissin Corporation	896	186
PLDT Inc.	10	268
Puregold Price Club, Inc.	147	71
Robinsons Land Corporation	200	56
Robinsons Retail Holdings, Inc.	49	46
San Miguel Corporation	45	76
San Miguel Food and Beverage, Inc. - Class B	81	52
Security Bank Corporation	30	41
SM Investments Corporation	60	744
SM Prime Holdings, Inc.	1,457	744
Universal Robina Corporation	106	206
		6,086
Turkey 0.5%
Akbank T.A.S - Class A	395	241
Arcelik A.S. - Class A	30	110
Aselsan Inc. - Class A	69	109
BIM Birlesik Magazalar A.S. - Class A	60	375
Coca-Cola Icecek Anonim Sirketi - Class A	7	52
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	224	204
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	176	276
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	160
Haci Omer Sabanci Holding A.S. - Class A	170	238
KOC Holding Anonim Sirketi - Class A	137	337
Petkim Petrokimya Holding A.S - Class A (a)	134	90
SASA Polyester Sanayi A.S. - Class A (a)	46	170
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Turk Hava Yollari A.O. - Class A (a)	84	324
Turk Telekomunikasyon Anonim Sirketi - Class A	57	33
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	166	178
Turkiye Garanti Bankasi A.S. - Class A	77	82
Turkiye Is Bankasi Anonim Sirketi - Class C	499	203
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	234
Turkiye Sise ve Cam Fabrikalari Anonim Sirketi - Class A	163	224
Yapi ve Kredi Bankasi A.S. - Class A	351	134
		3,834
Chile 0.3%
Banco de Chile	5,338	470
Banco De Credito E Inversiones S.A.	8	207
Banco Santander-Chile	8,321	291
Cencosud S.A.	151	191
Cencosud Shopping S.A.	62	65
Compania Cervecerias Unidas S.A.	13	69
Compania Sud Americana de Vapores S.A. (a)	1,985	137
Empresas CMPC S.A.	147	224
Empresas Copec S.A.	46	292
Enel Americas S.A.	2,399	253
Enel Chile S.A.	2,807	81
Quinenco S.A.	40	88
S.A.C.I.Falabella	97	194
		2,562
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	264
Greek Organisation of Football Prognostics S.A. - Class R	21	256
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Petroleum Holdings Societe Anonyme - Class R	7	40
Hellenic Telecommunications Organization S.A. - Class R	24	352
Jumbo S.A. - Class R	14	187
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	7	115
National Bank of Greece SA - Class R (a)	70	205
		1,419
Colombia 0.2%
Banco de Bogota S.A.	12	77
Bancolombia SA	34	231
Cementos Argos S.A.	66	48
Corporacion Financiera Colombiana S.A. (a)	12	45
Ecopetrol S.A.	633	285
Grupo Argos S A	46	97
Grupo de Inversiones Suramericana S.A.	13	103
Grupo Energia Bogota S.A. ESP	349	141
Grupo Nutresa S.A.	17	137
Interconexion Electrica S.A. E.S.P.	59	210
		1,374
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	58	322
OTP Bank Nyrt.	28	513
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	16	277
		1,112
Czech Republic 0.1%
CEZ, a. s.	20	698
Komercni banka, a.s.	10	238
MONETA Money Bank, a.s. (c)	43	122
		1,058
Bermuda 0.1%
Credicorp Ltd.	8	1,020
Egypt 0.1%
Commercial International Bank (Egypt) S.A.E.	305	387
Luxembourg 0.0%
Reinet Investments S.C.A.	18	263
Romania 0.0%
NEPI Rockcastle PLC	56	253
Singapore 0.0%
BOC Aviation Limited (c)	26	182
Peru 0.0%
Inretail Peru Corp. (c)	4	122
Pakistan 0.0%
Oil & Gas Development Company Limited	80	27
Russian Federation 0.0%
Bank VTB (Public Joint Stock Company) (a) (c) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (c) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (c) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (c) (d)	1,618	—
Public Joint Stock Company Magnet (c) (d)	10	—
Public Joint Stock Company Magnet - GDR (c) (d)	—	—
Public Joint Stock Company Novatek (c) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Works (c) (d)	167	—
Public Joint Stock Company Oil Company Rosneft (c) (d)	301	—
Public Joint Stock Company PIK-Specialized Homebuilder (c) (d)	15	—
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	1,458	—
Public Joint Stock Society Inter RAO UES (c) (d)	4,398	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (c) (d)	8	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (c) (d)	189	—
Public Joint Stock Society Oil Company Lukoil (c) (d)	49	—
Public Joint Stock Society Polyus (c) (d)	4	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (c) (d)	2	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (c) (d)	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (c) (d)	11	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat (c) (d)	241	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy (c) (d)	115	—
Publichnoe Aktsionernoe Obshchestvo Severstal (c) (d)	27	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom (c) (d)	157	—
Publichnoye Aktsionernoye Obshchestvo Surgutneftegaz (c) (d)	1,157	—
Tatneft, Pao (c) (d)	220	—
United Company RUSAL PLC (c) (d)	320	—
Total Common Stocks (cost $986,784)		732,611
PREFERRED STOCKS 2.3%
Brazil 1.5%
Banco Bradesco S.A. (f)	667	2,452
Braskem S.A - Series A	26	124
Centrais Eletricas Brasileiras SA	30	251
Companhia Energetica De Minas Gerais-Cemig	184	368
Gerdau S.A.	128	580
Itau Unibanco Holding S.A. (f)	613	3,182
Itausa Investimentos Itau S.A. (a)	568	1,026
Petroleo Brasileiro S/A Petrobras. (a) (f)	580	3,220
		11,203
South Korea 0.6%
Amorepacific Corporation	1	34
CJ CheilJedang Corp.	—	30
Hyundai Motor Company, 1.00% (g)	3	165
Hyundai Motor Company, 1.00% (g)	1	38
Hyundai Motor Company, 2.00% (g)	5	278
Kumho Petrochemical Co., Ltd.	—	17
LG Chem, Ltd., 1.00% (g)	1	183
LG Electronics Inc.	2	60
LG H&H Co., Ltd., 1.00% (g)	—	63
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	39
Samsung Electro-Mechanics Co., Ltd.	—	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Samsung Electronics Co Ltd, 1.00% (g)	104	3,418
Samsung Fire & Marine Insurance Company	—	35
Samsung SDI Co., Ltd., 1.00% (g)	—	37
		4,410
Chile 0.2%
Sociedad Quimica Y Minera De Chile S.A. - Preferred Class B	18	1,681
Colombia 0.0%
Bancolombia SA	54	328
Grupo Aval Acciones y Valores S.A.	508	64
Grupo de Inversiones Suramericana S.A.	15	42
		434
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	126	—
Publichnoye Aktsionernoye Obshchestvo Surgutneftegaz (c) (d)	1,025	—
Tatneft, Pao (c) (d)	9	—
Total Preferred Stocks (cost $22,529)		17,728
RIGHTS 0.0%
United States of America 0.0%
Globe Telecom, Inc. (a) (h)	—	2
Brazil 0.0%
Localiza Rent A Car S/A (a) (h)	—	1
Total Rights (cost $0)		3
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
5.50%, 06/03/24, INR	17	—
Total Corporate Bonds And Notes (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.0%
JNL Government Money Market Fund, 2.68% (i) (j)	7,189	7,189
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 2.88% (i) (j)	5,315	5,315
Total Short Term Investments (cost $12,504)		12,504
Total Investments 100.6% (cost $1,021,817)		762,846
Other Derivative Instruments(0.0)%		(44)
Other Assets and Liabilities, Net (0.6)%		(4,578)
Total Net Assets 100.0%		758,224

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $253 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	38,834	20,123	2.7
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	06/17/22	42	37	—
AU Small Finance Bank Limited	04/28/21	307	309	0.1
Autohome Inc.	06/18/21	372	201	—
Avenue Supermarts Limited	04/28/21	766	1,043	0.1
Baidu, Inc. - Class A	06/18/21	6,698	4,217	0.6
Bandhan Bank Limited	04/28/21	414	316	0.1
Bank VTB (Public Joint Stock Company)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	2,308	1,101	0.2
Blue Moon Group Holdings Limited	06/18/21	183	112	—
BOC Aviation Limited	04/26/21	200	182	—
Cansino Biologics Inc. - Class H	06/18/21	408	54	—
CGN Power Co., Ltd. - Class H	04/26/21	462	323	0.1
China Feihe Limited	04/26/21	1,007	276	—
China International Capital Corporation Limited - Class H	04/26/21	415	281	—
China Literature Limited	04/26/21	434	134	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	70	—
China Resources Mixc Lifestyle Services Limited	06/18/21	466	299	—
China Tower Corporation Limited - Class H	04/26/21	973	628	0.1
Dali Foods Group Company Limited	04/26/21	214	128	—
Everbright Securities Company Limited - Class H	01/11/22	53	37	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	324	301	—
Ganfeng Lithium Co., Ltd. - Class H	04/26/21	592	341	0.1
General Insurance Corporation of India	08/25/21	42	30	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	100	—
Haidilao International Holding Ltd.	04/26/21	634	283	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	591	193	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,347	808	0.1
HDFC Life Insurance Company Limited	04/28/21	1,074	753	0.1
Huatai Securities Co., Ltd. - Class H	04/26/21	446	238	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	414	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	374	338	0.1
Innovent Biologics, Inc. - Class B	04/26/21	703	435	0.1
Inretail Peru Corp.	05/19/21	150	122	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Interglobe Aviation Limited	04/28/21	287	293	—
JD Health International Inc.	06/18/21	1,551	775	0.1
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	42	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	4,165	1,586	0.2
Kumba Iron Ore Ltd	04/26/21	198	120	—
Larsen & Toubro Infotech Limited	04/28/21	301	310	0.1
Meituan - Class B	04/26/21	10,912	10,931	1.5
MONETA Money Bank, a.s.	04/26/21	148	122	—
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,226	1,278	0.2
Orient Securities Company Limited - Class H	05/20/21	57	35	—
Pepkor Holdings	04/26/21	204	188	—
Ping An Healthcare and Technology Company Limited	04/26/21	744	131	—
POP MART International Group Limited	06/18/21	758	174	—
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	605	586	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	04/26/21	3,743	—	—
Public Joint Stock Company Magnet	08/25/22	—	—	—
Public Joint Stock Company Magnet	04/26/21	1,595	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Works	04/26/21	361	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	04/26/21	222	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Society Inter RAO UES	04/26/21	271	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint Stock Society Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Society Polyus	04/26/21	454	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	07/01/21	1	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	04/26/21	166	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	04/26/21	156	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat	04/26/21	225	—	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy	04/26/21	568	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/26/21	411	—	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom	04/26/21	207	—	—
Publichnoye Aktsionernoye Obshchestvo Surgutneftegaz	04/26/21	563	—	—
Publichnoye Aktsionernoye Obshchestvo Surgutneftegaz	04/26/21	561	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	30	—
Red Star Macalline Home Furnishing Group Co., Ltd. - Class H	05/20/21	57	27	—
SBI Life Insurance Company Limited	04/28/21	727	866	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	123	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/18/21	126	56	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	32	—
Smoore International Holdings Limited	04/26/21	1,531	252	—
Tatneft, Pao	04/26/21	66	—	—
Tatneft, Pao	04/26/21	1,466	—	—
Tongcheng-Elong Holdings Limited	04/26/21	274	283	—
Topsports International Holdings Limited	04/26/21	416	245	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	427	385	0.1
ZTO Express (Cayman) Inc.	06/21/21	1,501	1,226	0.2
		114,083	54,323	7.2

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	239	December 2022	11,444	(44)	(1,030)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	58,517	672,800	1,294	732,611
Preferred Stocks	17,728	—	—	17,728
Rights	—	3	—	3
Corporate Bonds And Notes	—	—	—	—
Short Term Investments	12,504	—	—	12,504
	88,749	672,803	1,294	762,846
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,030)	—	—	(1,030)
	(1,030)	—	—	(1,030)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.5%
Japan 24.5%
ABC-Mart, Inc.	5	206
ACOM Co., Ltd. (a)	60	129
Advance Residence Investment Corp.	—	515
Advantest Corporation (a)	28	1,312
Aeon Co., Ltd.	127	2,365
AGC Inc.	31	973
Air Water Inc	35	411
Aisin Corporation	27	698
Ajinomoto Co., Inc.	79	2,166
Alfresa Holdings Corporation	32	374
ANA Holdings Inc. (a) (b)	24	454
Asahi Group Holdings, Ltd.	70	2,171
Asahi Intecc Co., Ltd.	34	543
Asahi Kasei Corporation	201	1,327
ASICS Corporation	26	407
Astellas Pharma Inc.	263	3,478
Bandai Namco Holdings Inc.	32	2,086
Bridgestone Corporation	87	2,792
Brother Industries, Ltd.	39	679
Canon Inc.	150	3,281
Capcom Co., Ltd.	24	592
Central Japan Railway Company	29	3,419
Chubu Electric Power Co., Inc.	108	970
Chugai Pharmaceutical Co., Ltd.	90	2,249
Concordia Financial Group, Ltd.	183	565
COSMOS Pharmaceutical Corporation	3	327
CyberAgent, Inc.	61	515
Dai Nippon Printing Co., Ltd. (a)	37	737
Daifuku Co., Ltd.	18	852
Dai-ichi Life Holdings, Inc.	148	2,352
Daiichi Sankyo Company, Ltd	278	7,763
Daikin Industries, Ltd.	42	6,398
Daito Trust Construction Co., Ltd.	9	862
Daiwa House Industry Co., Ltd	97	1,945
Daiwa House REIT Investment Corporation	—	626
Daiwa Securities Group Inc. (a)	226	884
DENSO Corporation (a)	74	3,368
Dentsu Group Inc.	36	1,026
DISCO Corporation	4	973
East Japan Railway Company	53	2,708
Eisai Co., Ltd.	41	2,213
ENEOS Holdings, Inc.	464	1,490
FANUC Corporation	28	3,867
Fast Retailing Co., Ltd.	9	4,757
Fuji Electric Co., Ltd.	22	816
FUJIFILM Holdings Corporation	58	2,637
Fujitsu Limited	27	2,917
Fukuoka Financial Group, Inc.	29	517
GLP J-REIT	1	722
GMO Payment Gateway, Inc.	6	438
Hakuhodo DY Holdings Inc.	45	319
Hamamatsu Photonics K.K.	20	856
Hankyu Hanshin Holdings, Inc.	36	1,069
HASEKO Corporation (a)	28	307
Hikari Tsushin,Inc.	3	353
Hino Motors, Ltd. (b)	43	176
Hirose Electric Co., Ltd.	5	640
Hitachi Construction Machinery Co., Ltd.	15	278
Hitachi Metals, Ltd. (b)	28	426
Hitachi, Ltd.	141	5,959
Honda Motor Co., Ltd.	249	5,370
Hoshizaki Corporation	18	502
Hoya Corporation	52	5,017
Hulic Co., Ltd.	75	551
IBIDEN Co., Ltd.	20	543
Idemitsu Kosan Co., Ltd. (a)	37	804
Iida Group Holdings Co., Ltd.	28	378
Inpex Corporation	148	1,398
Isuzu Motors Limited	89	990
ITOCHU Corporation (a)	212	5,133
ITOCHU Techno-Solutions Corporation	14	324
Japan Airlines Co., Ltd. (b)	22	390
Japan Airport Terminal Co., Ltd. (b)	13	535
Japan Exchange Group, Inc.	77	1,037
Japan Metropolitan Fund Investment Corporation	1	791
JAPAN POST HOLDINGS Co., Ltd.	345	2,281
Japan Post Insurance Co., Ltd. (a)	30	424
Japan Prime Realty Investment Corporation	—	391
Japan Real Estate Investment Corporation	—	768
Japan Tobacco Inc.	158	2,585
JFE Holdings, Inc. (a)	76	708
JSR Corporation	32	611
Kajima Corporation	67	632
Kakaku.com, Inc.	19	320
Kansai Paint Co., Ltd	39	546
Kao Corporation	68	2,791
Kawasaki Heavy Industries, Ltd.	25	382
KDDI Corporation	224	6,633
Keio Corporation	18	665
Keisei Electric Railway Co., Ltd.	24	641
Keyence Corporation	29	9,434
Kikkoman Corporation	27	1,546
Kintetsu Group Holdings Co., Ltd.	26	879
Kirin Holdings Company, Ltd	122	1,884
Kobayashi Pharmaceutical Co., Ltd.	8	486
Kobe Bussan Co., Ltd.	18	437
Koei Tecmo Holdings Co., Ltd.	17	286
Koito Manufacturing Co., Ltd.	38	523
Komatsu Ltd.	142	2,583
Konami Holdings Corporation	15	693
Kose Corporation	5	535
Kubota Corporation	165	2,297
Kurita Water Industries Ltd.	16	574
KYOCERA Corporation	50	2,533
Kyowa Kirin Co., Ltd.	34	788
Kyushu Electric Power Co., Inc.	72	384
Kyushu Railway Company	24	516
Lasertec Co., Ltd.	11	1,160
Lawson, Inc.	7	218
Lion Corporation	38	428
LIXIL Corporation (a)	44	638
M3, Inc.	62	1,743
Makita Corporation	40	779
Marubeni Corporation	247	2,165
Marui Group Co.Ltd. (a)	29	481
Matsumotokiyoshi Holdings Co., Ltd.	20	860
Mazda Motor Corporation	90	591
McDonald's Holdings Company (Japan), Ltd.	9	327
Medipal Holdings Corporation	32	404
Meiji Holdings Co., Ltd. (a)	21	909
Minebeamitsumi Inc.	57	836
MISUMI Group Inc.	39	846
Mitsubishi Chemical Group Corporation	194	884
Mitsubishi Corporation	213	5,825
Mitsubishi Electric Corporation	309	2,785
Mitsubishi Estate Co., Ltd.	202	2,652
Mitsubishi Gas Chemical Company, Inc. (a)	31	410
Mitsubishi HC Capital Inc.	104	449
Mitsubishi Heavy Industries, Ltd.	48	1,605
Mitsubishi Motors Corporation (b)	90	321
Mitsubishi UFJ Financial Group Inc	1,828	8,225
Mitsui & Co., Ltd.	235	5,027
Mitsui Chemicals, Inc.	31	596
Mitsui Fudosan Co., Ltd.	135	2,571
Mitsui O.S.K. Lines, Ltd. (a)	52	932
Mizuho Financial Group, Inc.	363	3,922
MonotaRO Co., Ltd.	37	565
MS&AD Insurance Group Holdings, Inc.	65	1,729
Murata Manufacturing Co., Ltd.	92	4,224
Nagoya Railroad Co., Ltd.	30	457
Nec Corporation	39	1,251
NEXON Co., Ltd.	68	1,204
NGK Insulators, Ltd. (a)	41	513
NGK Spark Plug Co.Ltd.	26	461
NH Foods Ltd.	16	411
Nidec Corporation	76	4,255

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Nihon M & A Center Inc.	44	502
Nikon Corporation (a)	53	500
Nintendo Co., Ltd.	168	6,835
Nippon Building Fund Inc.	—	1,039
Nippon Express Co., Ltd.	12	590
Nippon Paint Holdings Co., Ltd.	153	1,032
Nippon Prologis REIT, Inc.	—	845
Nippon Sanso Holdings Corporation	32	503
Nippon Shinyaku Co., Ltd.	9	469
Nippon Steel Corporation (a)	138	1,913
Nippon Telegraph and Telephone Corporation	173	4,663
Nippon Yusen Kabushiki Kaisha (a)	73	1,239
Nissan Chemical Corporation	19	866
Nissan Motor Co., Ltd.	333	1,061
Nisshin Seifun Group Inc.	40	401
Nissin Food Holdings Co., Ltd.	11	756
Nitori Holdings Co., Ltd.	12	1,001
Nitto Denko Corporation	22	1,174
Nomura Holdings, Inc.	422	1,394
Nomura Real Estate Holdings, Inc.	17	384
Nomura Real Estate Master Fund, Inc.	1	782
Nomura Research Institute Ltd	61	1,502
Nsk Ltd. (a)	74	363
NTT DATA Corporation	91	1,168
Obayashi Corporation	96	618
OBIC Co., Ltd.	9	1,247
Odakyu Electric Railway Co., Ltd.	49	626
Oji Holdings Corporation	152	564
Olympus Corporation	188	3,606
OMRON Corporation	29	1,343
Ono Pharmaceutical Co., Ltd.	68	1,580
Open House Group Co., Ltd.	11	365
Oracle Corporation Japan	5	244
Oriental Land Co., Ltd.	33	4,458
ORIX Corporation	173	2,428
ORIX JREIT Inc.	—	537
Osaka Gas Co., Ltd.	63	941
Otsuka Corporation	17	516
Otsuka Holdings Co., Ltd.	79	2,498
Pan Pacific International Holdings Corporation	79	1,391
Panasonic Holdings Corporation	328	2,295
Persol Holdings Co., Ltd.	29	532
Rakuten Group, Inc.	132	564
Recruit Holdings Co., Ltd.	242	6,917
Renesas Electronics Corporation (b)	195	1,621
Resona Holdings, Inc.	355	1,301
Ricoh Company, Ltd.	87	637
Rinnai Corporation	6	423
ROHM Co., Ltd.	13	861
Santen Pharmaceutical Co., Ltd.	60	403
SBI Holdings, Inc.	37	656
SCSK Corporation	23	349
Secom Co., Ltd.	31	1,774
Sega Sammy Holdings Inc.	27	365
Seibu Holdings Inc.	41	406
Seiko Epson Corporation. (a)	49	665
Sekisui Chemical Co., Ltd.	60	737
Sekisui House, Ltd.	90	1,477
Seven & I Holdings Co., Ltd.	114	4,558
SG Holdings Co., Ltd.	75	1,028
Sharp Corporation (a)	29	173
Shimadzu Corporation	39	1,033
Shimano Inc.	12	1,809
Shimizu Corporation (a)	105	515
Shin-Etsu Chemical Co., Ltd.	60	5,906
Shinsei Bank, Limited	15	211
Shionogi & Co., Ltd.	41	1,963
Shiseido Company, Limited	56	1,977
Showa Denko K.K.	23	321
SMC Corporation	9	3,582
Softbank Corp. (a)	400	4,003
SoftBank Group Corp	170	5,725
Sojitz Corporation (a)	33	491
Sompo Holdings, Inc.	52	2,121
Sony Group Corporation	181	11,600
Square Enix Holdings Co., Ltd.	13	546
Stanley Electric Co., Ltd.	23	358
Subaru Corporation.	89	1,329
SUMCO Corporation	45	524
Sumitomo Chemical Company, Limited (a)	248	851
Sumitomo Corporation	178	2,210
Sumitomo Dainippon Pharma Co., Ltd.	26	186
Sumitomo Electric Industries, Ltd.	108	1,097
Sumitomo Metal Mining Co., Ltd.	38	1,082
Sumitomo Mitsui Financial Group, Inc.	198	5,480
Sumitomo Mitsui Trust Bank, Limited	52	1,481
Sumitomo Realty & Development Co., Ltd. (a)	69	1,560
Suntory Beverage & Food Limited	19	677
Suzuki Motor Corporation	68	2,114
Sysmex Corporation	25	1,321
T&D Holdings, lnc.	80	758
Taisei Corporation	28	772
Taisho Pharmaceutical Holdings Co., Ltd.	9	310
Takeda Pharmaceutical Co Ltd	227	5,904
TDK Corporation	56	1,697
Terumo Corporation	109	3,075
The Bank of Kyoto, Ltd.	11	422
The Chiba Bank, Ltd. (a)	112	608
The Kansai Electric Power Company, Incorporated (a)	112	933
The Shizuoka Bank, Ltd. (c)	86	525
TIS Inc.	30	805
TOBU Railway Co., LTD.	29	676
Toho Co., Ltd.	18	649
Tokio Marine Holdings, Inc.	293	5,216
Tokyo Century Corporation	6	175
Tokyo Electric Power Company Holdings, Inc. (b)	112	355
Tokyo Electron Limited	23	5,579
Tokyo Gas Co., Ltd.	58	975
Tokyu Corporation	75	856
Tokyu Fudosan Holdings Corporation	84	435
Toppan Inc.	53	773
Toray Industries, Inc.	220	1,080
Toshiba Corporation	62	2,190
Tosoh Corporation	49	543
TOTO Ltd.	24	796
Toyo Suisan Kaisha, Ltd.	13	552
Toyota Boshoku Corporation	11	137
Toyota Industries Corporation	29	1,380
Toyota Motor Corporation	1,797	23,261
Toyota Tsusho Corporation	35	1,098
Trend Micro Incorporated	21	1,128
Unicharm Corporation	64	2,124
United Urban Investment Corporation	—	489
USS Co., Ltd.	34	520
Welcia Holdings Co., Ltd.	16	329
West Japan Railway Company	35	1,349
Yakult Honsha Co., Ltd.	23	1,321
Yamaha Corporation (a)	25	875
Yamaha Motor Co., Ltd.	47	886
Yamato Holdings Co., Ltd.	48	727
Yaskawa Electric Corporation	38	1,096
Yokogawa Electric Corporation	36	567
Z Holdings Corporation	382	1,001
ZOZO, Inc.	13	263
		449,402
United Kingdom 13.7%
3i Group plc	141	1,703
ABRDN PLC	284	436
Admiral Group PLC	39	819
Anglo American PLC	193	5,822
Ashtead Group Public Limited Company	64	2,897
Associated British Foods PLC	53	743
AstraZeneca PLC	222	24,457
Auto Trader Group PLC	131	745
AVEVA Group plc	17	595
Aviva PLC	434	1,868
B&M European Value Retail S.A.	123	418
BAE Systems PLC	458	4,023
Barclays PLC	2,296	3,663

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Barratt Developments P L C	152	576
BP P.L.C.	2,984	14,280
British American Tobacco P.L.C.	320	11,476
BT Group PLC	998	1,346
Bunzl Public Limited Company	46	1,419
Burberry Group PLC	55	1,104
Centrica PLC	884	695
Coca-Cola Europacific Partners PLC	28	1,201
Compass Group PLC	256	5,096
Convatec Group PLC (d)	211	481
Croda International Public Limited Company	21	1,472
Darktrace PLC (b)	41	133
DCC Public Limited Company	15	788
Dechra Pharmaceuticals PLC	14	401
Derwent London PLC	17	377
Diageo PLC	335	14,155
Direct Line Insurance Group PLC	186	382
DS Smith PLC	205	581
easyJet PLC (b)	76	247
Entain PLC	87	1,042
Evraz PLC (c)	82	—
Experian PLC	139	4,098
Ferguson PLC	33	3,413
Fiat Chrysler Automobiles N.V.	319	3,783
GSK PLC	575	8,335
Halma Public Limited Company	55	1,233
Harbour Energy PLC	67	336
Hargreaves Lansdown PLC	48	462
Hikma Pharmaceuticals Public Limited Company	24	362
Hiscox Ltd.	46	447
Howden Joinery Group PLC	87	486
HSBC Holdings PLC	2,856	14,814
Imperial Brands PLC	136	2,800
Informa Jersey Limited	207	1,187
InterContinental Hotels Group PLC	27	1,296
Intermediate Capital Group PLC	42	460
Intertek Group Plc	23	935
Intu Properties PLC (b) (c)	156	—
ITV PLC	543	345
J Sainsbury PLC	258	500
JD Sports Fashion PLC	321	354
Johnson Matthey PLC	30	600
Kingfisher PLC	288	700
Land Securities Group PLC	112	652
Legal & General Group PLC	868	2,074
Lloyds Banking Group PLC	10,159	4,635
London Stock Exchange Group PLC	49	4,161
M&G PLC	390	720
Melrose Holdings Limited	626	701
Mondi plc	70	1,072
National Grid PLC	557	5,714
NatWest Group PLC	740	1,851
Next PLC	19	1,017
Ocado Group PLC (b)	90	468
Pearson PLC	113	1,082
Pepco Group N.V. (b) (d)	7	42
Persimmon Public Limited Company	44	601
Phoenix Group Holdings PLC	123	716
Prudential Public Limited Company (e)	394	3,861
Reckitt Benckiser Group PLC	105	6,939
Relx PLC	282	6,878
Rentokil Initial PLC	277	1,471
Rightmove PLC	123	655
Rio Tinto PLC	152	8,252
Rolls-Royce PLC (b)	1,157	888
Royal Mail PLC	119	243
Schroders PLC	109	470
SEGRO Public Limited Company	174	1,448
Severn Trent PLC	36	945
Smith & Nephew PLC	128	1,477
Smiths Group PLC	52	874
Spirax-Sarco Engineering PLC	10	1,161
SSE PLC (a)	152	2,575
St. James's Place PLC	81	918
Standard Chartered PLC	362	2,266
Tate & Lyle Public Limited Company	52	390
Taylor Wimpey PLC	545	532
Tesco PLC	1,114	2,556
The Berkeley Group Holdings PLC	16	584
The British Land Company Public Limited Company	140	543
The Sage Group PLC.	167	1,294
Travis Perkins PLC	34	292
Unilever PLC	378	16,675
United Utilities PLC	102	1,003
Vodafone Group Public Limited Company	3,854	4,308
Weir Group PLC(The)	34	531
Whitbread PLC	30	766
Wise PLC - Class A (b)	59	431
WPP 2012 Limited	176	1,463
		250,582
France 9.7%
Adevinta ASA - Class B (b) (d)	58	344
Aeroports de Paris (b)	4	423
Alstom	43	697
Amundi (d)	9	381
Arkema	9	657
AXA	286	6,259
Biomerieux SA	6	493
BNP Paribas	164	6,896
Bollore SE	137	627
Bouygues	30	795
Bureau Veritas	43	969
Capgemini	23	3,684
Carrefour	87	1,199
Compagnie De Saint-Gobain	76	2,733
Compagnie Generale des Etablissements Michelin	101	2,261
Covivio	7	326
Credit Agricole SA	198	1,606
Danone	91	4,277
Dassault Aviation	3	368
Dassault Systemes	98	3,366
EDENRED	36	1,645
Eiffage	11	885
Electricite de France	89	1,028
Engie	259	3,000
EssilorLuxottica	44	5,978
Gecina	8	633
Getlink S.E.	65	1,007
Hermes International	5	5,810
IPSEN	6	511
Kering	10	4,610
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	75	8,583
Legrand	38	2,443
L'Oreal	36	11,503
LVMH Moet Hennessy Louis Vuitton	37	21,937
Orange	267	2,409
Pernod Ricard	29	5,298
Publicis Groupe SA	33	1,586
Safran	51	4,596
Sanofi	165	12,593
Sartorius Stedim Biotech	3	1,058
Schneider Electric SE (b)	81	9,175
Societe d'exploitation Hoteliere	11	821
Societe Generale	116	2,288
Teleperformance SE	9	2,164
Thales	16	1,754
TotalEnergies SE	352	16,515
Veolia Environnement-VE	91	1,740
VINCI	77	6,227
Vivendi SE	119	924
Worldline (b) (d)	35	1,397
		178,479
Switzerland 8.7%
ABB Ltd - Class N	245	6,250
Alcon AG	71	4,157
Baloise Holding AG - Class N	6	823
Barry Callebaut AG - Class N	—	775
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,592

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Coca-Cola HBC AG	26	534
Compagnie Financiere Richemont SA	75	7,001
Credit Suisse Group AG - Class N	361	1,425
EMS-Chemie Holding AG	1	570
Geberit AG - Class N	5	2,182
Givaudan SA - Class N	1	3,386
Glencore PLC	1,732	9,118
Julius Bar Gruppe AG - Class N	32	1,402
Kuhne & Nagel International AG	7	1,477
Lafarge	81	3,324
Lonza Group AG	11	5,215
Nestle S.A. - Class N	393	42,400
Novartis AG - Class N	345	26,198
Partners Group Holding AG	3	2,632
Roche Holding AG	4	1,586
Schindler Holding AG - Class N	3	439
SGS SA - Class N	1	1,840
Sika AG	22	4,406
Sonova Holding AG	8	1,712
STMicroelectronics N.V.	93	2,880
Straumann Holding AG - Class N	17	1,523
Swiss Life Holding AG - Class N	5	1,993
Swiss Re AG	41	3,035
Swisscom AG - Class N	4	1,681
Temenos AG - Class N	10	664
The Swatch Group AG	4	967
The Swatch Group AG - Class N	9	367
UBS Group AG	504	7,285
Zurich Insurance Group AG - Class N	21	8,531
		159,370
Australia 7.7%
Alumina Limited (a)	359	291
Ampol Limited	32	591
Aristocrat Leisure Limited	93	1,944
ASX Limited	28	1,282
Aurizon Holdings Limited	252	554
Australia and New Zealand Banking Group Limited	428	6,206
Australian Pipeline Trust	176	1,074
Bendigo and Adelaide Bank Limited	80	399
BHP Group Limited	726	18,088
BlueScope Steel Limited	64	630
Brambles Limited	209	1,523
Challenger Limited	71	262
Cochlear Limited	9	1,163
Coles Group Limited	193	2,028
Commonwealth Bank of Australia	245	14,129
Computershare Limited	85	1,340
CSL Limited	69	12,581
Dexus Property Trust	152	752
Domino's Pizza Enterprises Limited	9	310
Endeavour Group Limited	184	818
Evolution Mining Limited (a)	256	336
Fortescue Metals Group Ltd	242	2,619
Goodman Funding Pty Ltd	245	2,476
GPT Management Holdings Limited	269	659
Harvey Norman Holdings Limited (a)	74	190
IDP Education Limited (a)	30	506
IGO Limited	97	847
Incitec Pivot Limited	294	658
Insurance Australia Group Limited	370	1,086
Lendlease Corporation Limited	103	587
Macquarie Group Limited	52	5,014
Medibank Private Limited	415	917
Mineral Resources Limited	24	1,000
Mirvac Limited	513	639
National Australia Bank Limited	462	8,486
Newcrest Mining Limited	122	1,323
Northern Star Resources Ltd	173	872
Orica Limited	62	520
Origin Energy Limited	242	796
Qantas Airways Limited (b)	140	445
QBE Insurance Group Limited	212	1,557
Ramsay Health Care Limited	25	920
REA Group Ltd (a)	8	547
Reece Limited	43	378
Rio Tinto Limited	53	3,178
Santos Limited	480	2,174
Scentre Group Limited	739	1,199
SEEK Limited	53	642
Seven Group Holdings Limited	23	247
Sonic Healthcare Limited	69	1,340
South32 Limited	673	1,564
Stockland Corporation Ltd	320	670
Suncorp Group Limited	177	1,132
Tabcorp Holdings Limited	295	176
Telstra Corporation Limited	582	1,412
TPG Corporation Limited	57	177
Transurban Holdings Limited	443	3,488
Treasury Wine Estates Limited	100	801
Vicinity Centres RE Ltd	526	581
Washington H. Soul Pattinson and Company Limited	35	605
Wesfarmers Limited	163	4,380
Westpac Banking Corporation	502	6,628
WiseTech Global Limited	22	712
Woodside Energy Group Ltd	270	5,488
Woolworths Group Limited	174	3,782
Worley Limited	49	395
		140,114
Germany 6.4%
Adidas AG - Class N	26	2,941
Allianz SE	59	9,236
Aroundtown SA	157	344
BASF SE - Class N	132	5,071
Bayer Aktiengesellschaft - Class N	141	6,486
Bayerische Motoren Werke Aktiengesellschaft	48	3,218
Beiersdorf Aktiengesellschaft	14	1,390
Brenntag SE - Class N	22	1,352
Carl Zeiss Meditec AG	5	551
COMMERZBANK Aktiengesellschaft (b)	135	951
Continental Aktiengesellschaft	16	691
Covestro AG (d)	28	789
Daimler Truck Holding AG (b)	71	1,599
Delivery Hero SE (b) (d)	27	984
Deutsche Bank Aktiengesellschaft - Class N	301	2,223
Deutsche Borse Aktiengesellschaft - Class N	27	4,436
Deutsche Lufthansa Aktiengesellschaft (b)	86	495
Deutsche Post AG - Class N	142	4,249
Deutsche Telekom AG - Class N	490	8,341
Deutsche Wohnen SE	6	108
E.ON SE - Class N	317	2,434
Evonik Industries AG	25	414
Fresenius Medical Care AG & Co. KGaA	28	791
Fresenius SE & Co. KGaA	58	1,239
GEA Group Aktiengesellschaft	22	719
Hannover Ruck SE - Class N	8	1,252
HeidelbergCement AG	20	797
Henkel AG & Co. KGaA	15	838
Infineon Technologies AG - Class N	189	4,121
Kion Group AG	10	185
Mercedes-Benz Group AG - Class N	112	5,646
MERCK Kommanditgesellschaft auf Aktien	18	2,979
MTU Aero Engines AG - Class N	8	1,145
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	20	4,811
Puma SE	14	651
RWE Aktiengesellschaft	98	3,601
SAP SE	156	12,740
Siemens Aktiengesellschaft - Class N	107	10,445
Siemens Energy AG	55	603
Siemens Healthineers AG (d)	40	1,725
Symrise AG	19	1,823
Talanx Aktiengesellschaft	7	247
Telefonica Deutschland Holding AG	139	281
TUI AG - Class N (b) (d)	124	149
Uniper SE	14	51
Vonovia SE	112	2,422
Zalando SE (b) (d)	28	545
		118,109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Netherlands 6.1%
Adyen B.V. (b) (d)	4	5,535
Aegon N.V. (a)	211	844
Airbus SE	88	7,566
Akzo Nobel N.V.	26	1,494
argenx SE (b)	8	2,858
ASM International N.V.	7	1,502
ASML Holding N.V.	58	24,476
CNH Industrial N.V.	145	1,625
HAL Trust	12	1,322
Heineken Holding N.V.	15	1,033
Heineken N.V.	34	2,994
ING Groep N.V.	539	4,625
JDE Peet's N.V.	19	546
Koninklijke Ahold Delhaize N.V.	148	3,776
Koninklijke DSM N.V.	25	2,893
Koninklijke KPN N.V.	487	1,318
Koninklijke Philips N.V.	127	1,966
NN Group N.V.	45	1,766
Prosus N.V. - Class N	172	8,969
Randstad N.V. (a)	17	728
Shell PLC - Class A	1,097	27,424
Unibail-Rodamco-Westfield SE (b)	17	721
Universal Music Group N.V.	109	2,044
Wolters Kluwer N.V. - Class C	38	3,699
		111,724
Sweden 3.2%
AB Sagax - Class B	24	394
Aktiebolaget Electrolux - Class B	38	395
Aktiebolaget Industrivarden - Class A	28	558
Aktiebolaget Industrivarden - Class C	25	505
Aktiebolaget SKF - Class A	2	32
Aktiebolaget SKF - Class B	54	719
Aktiebolaget Volvo - Class A	28	420
Aktiebolaget Volvo - Class B	228	3,234
Alfa Laval AB	45	1,111
Assa Abloy AB - Class B	140	2,639
Atlas Copco Aktiebolag - Class A	368	3,434
Atlas Copco Aktiebolag - Class B	227	1,886
Axfood Aktiebolag	16	366
Boliden AB	41	1,267
Castellum Aktiebolag (a)	41	460
Deca Games Holding AB - Class B (a) (b)	98	582
Epiroc Aktiebolag - Class A	89	1,278
Epiroc Aktiebolag - Class B	59	740
EQT AB (d)	38	729
Essity Aktiebolag (publ) - Class A	3	69
Essity Aktiebolag (publ) - Class B	86	1,713
Evolution AB (publ) (d)	26	2,055
Fabege AB	41	280
Fastighets AB Balder - Class B (b)	91	366
G&L Beijer Ref AB - Class B	36	441
Getinge AB - Class B	33	563
H & M Hennes & Mauritz AB - Class B (a)	109	1,014
Hexagon Aktiebolag - Class B	298	2,784
Holmen Aktiebolag - Class B	12	456
Husqvarna Aktiebolag - Class B	62	345
Indutrade Aktiebolag	35	574
Intrum AB	10	123
Investment Ab Latour - Class B	17	283
Investor Aktiebolag - Class A	78	1,203
Investor Aktiebolag - Class B	263	3,840
Kinnevik AB - Class B (b)	34	454
L E Lundbergforetagen AB (publ) - Class B	9	317
Lifco Ab (Publ) - Class B	27	372
NIBE Industrier AB - Class B	207	1,846
Nordnet AB	16	186
Orron Energy AB	29	52
Saab AB - Class B	10	326
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	161	176
Sandvik Aktiebolag	160	2,178
Securitas AB - Class B (a)	48	336
Sinch AB (publ) (a) (b) (d)	98	131
Skandinaviska Enskilda Banken AB - Class A	234	2,232
Skanska AB - Class B	57	711
SSAB AB - Class A	31	135
SSAB AB - Class B	95	406
Storskogen Group AB (publ)	143	116
Svenska Cellulosa Aktiebolaget SCA - Class A (a)	4	47
Svenska Cellulosa Aktiebolaget SCA - Class B	89	1,137
Svenska Handelsbanken AB - Class A	216	1,770
Svenska Handelsbanken AB - Class B (a)	6	58
Swedbank AB - Class A	135	1,770
Swedish Match AB	219	2,165
Tele2 AB - Class B	75	648
Telefonaktiebolaget LM Ericsson - Class A (a)	8	45
Telefonaktiebolaget LM Ericsson - Class B (a)	415	2,428
Telia Company AB	368	1,058
Trelleborg AB - Class B	36	685
Vitrolife AB	9	131
Volvo Car AB - Class B (b)	77	335
		59,109
Hong Kong 2.8%
AIA Group Limited	1,707	14,222
Budweiser Brewing Company APAC Limited (d)	246	640
CK Asset Holdings Limited	285	1,713
CK Hutchison Holdings Limited	385	2,121
CK Infrastructure Holdings Limited	84	428
CLP Holdings Limited	242	1,827
DFI Retail Group Holding Limited	38	88
ESR Cayman Limited (d)	378	949
Galaxy Entertainment Group Limited (b)	296	1,742
Hang Lung Properties Limited	231	379
Hang Seng Bank, Limited	102	1,545
Henderson Land Development Company Limited	170	467
HK Electric Investments Limited	319	224
HKT Trust	488	571
Hong Kong And China Gas Company Limited -The-	1,497	1,318
Hong Kong Exchanges and Clearing Limited	171	5,839
Jardine Matheson Holdings Limited	38	1,898
Link Real Estate Investment Trust	302	2,107
MTR Corporation Limited	231	1,058
New World Development Company Limited	189	535
Power Assets Holdings Limited	215	1,078
Sands China Ltd. (b)	325	812
Sino Land Company Limited	449	593
Sun Hung Kai Properties Limited	224	2,446
Swire Pacific Limited - Class A	72	538
Swire Pacific Limited - Class B	115	134
Swire Properties Limited	146	312
Techtronic Industries Company Limited	263	2,503
The Wharf (Holdings) Limited	198	633
WH Group Limited (d)	1,051	662
Wharf Real Estate Investment Company Limited	229	1,041
		50,423
Denmark 2.5%
A.P. Moller - Maersk A/S - Class A	—	791
A.P. Moller - Maersk A/S - Class B	1	1,519
Carlsberg A/S - Class B	14	1,621
Chr. Hansen Holding A/S	15	759
Coloplast A/S - Class B	17	1,758
Danske Bank A/S	98	1,217
Demant A/S (b)	12	300
DSV A/S	27	3,206
Genmab A/S (b)	9	2,938
Novo Nordisk A/S - Class B	234	23,311
Novozymes A/S - Class B	30	1,517
Orsted A/S (d)	26	2,103
Pandora A/S	14	673
Tryg A/S	52	1,065
Vestas Wind Systems A/S	148	2,728
		45,506
Spain 2.3%
Acciona,S.A.	3	565
ACS, Actividades de Construccion y Servicios, S.A.	37	826
AENA, S.M.E., S.A. (b) (d)	10	1,068
Amadeus IT Group, S.A. (b) (d)	64	2,959

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Banco Bilbao Vizcaya Argentaria, S.A.	953	4,271
Banco Santander, S.A.	2,464	5,728
CaixaBank, S.A.	611	1,968
Cellnex Telecom, S.A. (d)	81	2,498
Corporacion Acciona Energias Renovables, S.A.	6	228
Enagas S.A.	32	492
Endesa, S.A.	43	647
Ferrovial, S.A.	69	1,571
Grifols, S.A. - Class A	39	336
Iberdrola, Sociedad Anonima	838	7,803
Industria de Diseno Textil, S.A.	159	3,283
MAPFRE, S.A.	128	199
Naturgy Energy Group, S.A.	26	607
Red Electrica Corporacion, S.A.	60	923
Repsol, S.A.	218	2,486
Siemens Gamesa Renewable Energy, S.A.	29	510
Telefonica, S.A.	812	2,677
		41,645
Italy 1.9%
A2a S.P.A.	237	231
Amplifon S.p.A	12	301
Assicurazioni Generali S.P.A.	176	2,400
Atlantia S.p.A.	72	1,593
Banca Mediolanum SpA	32	202
Banco BPM Societa' Per Azioni	196	512
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	10	146
Davide Campari-Milano N.V.	72	641
DiaSorin S.p.A.	3	301
Enel S.p.A	1,108	4,558
Eni S.p.A.	359	3,812
Ferrari N.V.	18	3,375
Finecobank Banca Fineco SPA	91	1,128
Hera S.p.A.	120	254
Infrastrutture Wireless Italiane S.p.A. (d)	46	403
Intesa Sanpaolo SPA	2,452	4,054
Leonardo S.p.A.	53	376
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	99	777
Moncler S.p.A.	30	1,220
Nexi S.p.A. (b)	111	898
Pirelli & C. S.p.A. (d)	67	219
Poste Italiane SPA (d)	69	520
Prysmian S.p.A.	38	1,097
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	483
Snam S.P.A.	301	1,219
Telecom Italia SPA	1,506	278
Terna – Rete Elettrica Nazionale S.p.A.	210	1,282
UniCredit S.p.A.	289	2,926
UnipolSai Assicurazioni S.p.A.	58	121
		35,327
Singapore 1.4%
Ascendas Real Estate Investment Trust	475	887
Capitaland Group Pte. Ltd.	737	980
Capitaland Investment Limited	373	898
City Developments Limited	69	366
DBS Group Holdings Ltd	257	5,971
Frasers Property Limited	66	45
Genting International Plc	797	435
Great Eastern Holdings Limited	7	94
Jardine Cycle & Carriage Limited	13	302
Keppel Corporation Limited	215	1,032
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	305	365
Olam Group Limited	88	80
Oversea-Chinese Banking Corporation Limited	577	4,731
SATS Ltd. (b)	88	183
Singapore Airlines Limited (b)	176	622
Singapore Exchange Limited	123	805
Singapore Technologies Engineering Ltd	224	558
Singapore Telecommunications Limited	1,033	1,904
United Overseas Bank Limited	220	3,979
UOL Group Limited	65	301
Venture Corporation Limited	34	388
Wilmar International Limited	426	1,134
		26,060
Finland 1.3%
Elisa Oyj	20	905
Fortum Oyj	65	869
Huhtamaki Oyj	12	392
Kesko Oyj - Class A	14	258
Kesko Oyj - Class B	39	727
Kone Corporation - Class B	57	2,204
Metso Outotec Oyj	96	635
Neste Oyj	63	2,736
Nokia Oyj	767	3,291
Nordea Bank Abp	479	4,109
Orion Oyj - Class A	3	131
Orion Oyj - Class B	16	672
Sampo Oyj - Class A	70	2,992
Stora Enso Oyj - Class R	92	1,161
UPM-Kymmene Oyj	78	2,464
Wartsila Oyj Abp	73	463
		24,009
Belgium 0.9%
Ackermans	3	359
ageas SA/NV	25	911
Anheuser-Busch InBev	142	6,406
Azelis Group	4	82
D'Ieteren Group	3	484
Elia Group	5	594
Etablissements Fr. Colruyt - Etablissementen Fr. Colruyt	6	142
Groupe Bruxelles Lambert - Groep Brussel Lambert	15	1,020
KBC Groep	49	2,338
Proximus	23	234
Sofina	2	341
Solvay	10	768
Telenet Group Holding	6	86
U C B	17	1,204
Umicore	30	875
Warehouses De Pauw	20	496
		16,340
Norway 0.9%
Aker ASA	3	200
Aker BP ASA (a)	44	1,250
DNB Bank ASA	132	2,079
Equinor ASA	154	5,064
Gjensidige Forsikring ASA	24	433
Kongsberg Gruppen ASA	11	343
Leroy Seafood Group ASA	43	168
Mowi ASA	63	792
Norsk Hydro ASA	188	1,009
Orkla ASA	111	805
SalMar ASA	8	270
Schibsted ASA - Class A	10	141
Schibsted ASA - Class B	14	169
Storebrand ASA	61	417
Telenor ASA	96	876
TOMRA Systems ASA	34	592
Var Energi ASA	29	94
Yara International ASA	23	817
		15,519
Ireland 0.6%
CRH Public Limited Company	110	3,523
Flutter Entertainment Public Limited Company (b)	22	2,441
James Hardie Industries Public Limited Company - CDI	66	1,302
Kerry Group Public Limited Company - Class A	22	1,936
Kingspan Group Public Limited Company	23	1,023
Smurfit Kappa Funding Designated Activity Company	37	1,060
		11,285
Israel 0.6%
Azrieli Group Ltd.	5	341
Bank Hapoalim Ltd	167	1,411
Bank Leumi le-Israel B.M.	208	1,783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Bezeq The Israel Telecommunication Corp., Limited	270	442
Elbit Systems Ltd.	4	710
Icl Group Ltd	100	807
Israel Discount Bank Limited	174	883
Mizrahi-Tefahot Bank Ltd.	21	724
Nice Ltd (b)	9	1,766
Teva Pharmaceutical Industries Ltd (b)	156	1,250
		10,117
New Zealand 0.2%
Auckland International Airport Limited (b)	179	719
Contact Energy Limited	115	483
Fisher & Paykel Healthcare Corporation Limited	79	811
Fletcher Building Limited	99	269
Mercury NZ Limited	86	275
Meridian Energy Limited	154	412
Ryman Healthcare Limited (a)	63	301
Spark New Zealand Limited	279	781
		4,051
Portugal 0.2%
Banco Espirito Santo S.A. (b) (c)	413	—
EDP - Energias de Portugal, S.A.	415	1,798
EDP Renovaveis, S.A.	33	686
Galp Energia, SGPS, S.A.	68	654
Jeronimo Martins, SGPS, S.A.	39	725
		3,863
Austria 0.2%
Andritz AG	11	461
BAWAG Group AG (d)	9	370
Erste Group Bank AG	48	1,048
EVN AG	5	78
OMV Aktiengesellschaft	20	718
Raiffeisen Bank International AG	19	221
Strabag SE	2	64
Telekom Austria Aktiengesellschaft	18	103
Verbund AG	5	394
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	5	92
voestalpine AG	16	267
		3,816
Luxembourg 0.2%
ArcelorMittal	82	1,634
Eurofins Scientific SE	18	1,082
RTL Group S.A.	5	153
Tenaris S.A.	62	809
		3,678
Poland 0.2%
Allegro.eu (b) (d)	52	223
Bank Polska Kasa Opieki - Spolka Akcyjna	22	269
Cyfrowy Polsat Spolka Akcyjna	39	124
Dino Polska Spolka Akcyjna (b) (d)	7	418
ING Bank Slaski S.A.	3	75
KGHM Polska Miedz Spolka Akcyjna	18	317
LPP Spolka Akcyjna	—	250
PGE Polska Grupa Energetyczna Spolka Akcyjna (b)	115	145
Polski Koncern Naftowy Orlen Spolka Akcyjna	51	552
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna (b)	179	175
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	119	518
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	346
Santander Bank Polska S.A.	5	192
		3,604
China 0.2%
Wuxi Biologics Cayman Inc (b) (d)	512	3,083
United States of America 0.1%
Carnival PLC (b)	23	146
Qiagen N.V. (b)	33	1,368
		1,514
Chile 0.0%
Antofagasta PLC	52	633
United Arab Emirates 0.0%
Mediclinic International PLC	63	345
NMC Health PLC (c)	12	—
Mexico 0.0%
Fresnillo PLC	24	206
Bermuda 0.0%
Autostore Holdings Ltd (a) (b) (d)	128	139
Malta 0.0%
BGP Holdings PLC (b) (c)	479	—
Total Common Stocks (cost $2,037,120)		1,768,052
PREFERRED STOCKS 2.4%
Switzerland 2.0%
Chocoladefabriken Lindt & Sprungli AG	—	1,502
Roche Holding AG	101	33,029
Schindler Holding AG	6	916
		35,447
Germany 0.4%
Bayerische Motoren Werke Aktiengesellschaft	8	527
Henkel AG & Co. KGaA (f)	26	1,544
Porsche Automobil Holding SE (f)	22	1,262
Sartorius Aktiengesellschaft	3	1,207
Volkswagen Aktiengesellschaft (f)	26	3,264
		7,804
Spain 0.0%
Grifols, S.A.	39	249
Italy 0.0%
Telecom Italia SPA	883	160
Total Preferred Stocks (cost $41,988)		43,660
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (e) (g)	7,987	7,987
Investment Companies 0.4%
JNL Government Money Market Fund, 2.68% (e) (g)	6,910	6,910
Total Short Term Investments (cost $14,897)		14,897
Total Investments 99.7% (cost $2,094,005)		1,826,609
Other Derivative Instruments(0.0)%		(284)
Other Assets and Liabilities, Net 0.3%		6,442
Total Net Assets 100.0%		1,832,767

(a) All or a portion of the security was on loan as of September 30, 2022.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,593	157	—	72	—	(2,889)	3,861	0.2

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adevinta ASA - Class B	04/26/21	902	344	—
Adyen B.V.	04/26/21	8,271	5,535	0.3
AENA, S.M.E., S.A.	04/26/21	1,428	1,068	0.1
Allegro.eu	06/18/21	833	223	—
Amadeus IT Group, S.A.	04/26/21	3,277	2,959	0.2
Amundi	04/26/21	795	381	—
Autostore Holdings Ltd	12/17/21	480	139	—
BAWAG Group AG	04/26/21	431	370	—
Budweiser Brewing Company APAC Limited	04/26/21	911	640	—
Cellnex Telecom, S.A.	04/26/21	3,763	2,498	0.1
Convatec Group PLC	04/26/21	607	481	—
Covestro AG	04/26/21	2,060	789	0.1
Delivery Hero SE	04/26/21	2,650	984	0.1
Dino Polska Spolka Akcyjna	06/18/21	496	418	—
EQT AB	04/26/21	930	729	0.1
ESR Cayman Limited	04/26/21	1,205	949	0.1
Evolution AB (publ)	04/26/21	2,693	2,055	0.1
Infrastrutture Wireless Italiane S.p.A.	04/26/21	515	403	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	365	—
Orsted A/S	04/26/21	2,094	2,103	0.1
Pepco Group N.V.	12/17/21	79	42	—
Pirelli & C. S.p.A.	04/26/21	399	219	—
Poste Italiane SPA	04/26/21	606	520	—
Siemens Healthineers AG	06/18/21	2,386	1,725	0.1
Sinch AB (publ)	06/18/21	1,430	131	—
TUI AG - Class N	04/26/21	562	149	—
WH Group Limited	04/26/21	900	662	—
Worldline	04/26/21	2,666	1,397	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,630	3,083	0.2
Zalando SE	04/26/21	1,995	545	—
		51,525	31,906	1.7

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	178	December 2022	EUR	6,216	83	(310)
FTSE 100 Index	29	December 2022	GBP	2,103	13	(110)
S&P/ASX 200 Index	17	December 2022	AUD	2,911	(22)	(107)
TOPIX Index	39	December 2022	JPY	735,318	(69)	(134)
					5	(661)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/21/22	AUD	3,661	2,345	(118)
EUR/USD	BMO	12/21/22	EUR	5,567	5,490	(110)
GBP/USD	SCB	12/21/22	GBP	669	748	(22)
JPY/USD	HSB	12/21/22	JPY	575,719	4,015	(39)
					12,598	(289)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	1,295	1,766,232	525	1,768,052
Preferred Stocks	43,660	—	—	43,660
Short Term Investments	14,897	—	—	14,897
	59,852	1,766,232	525	1,826,609
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(661)	—	—	(661)
Open Forward Foreign Currency Contracts	—	(289)	—	(289)
	(661)	(289)	—	(950)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.1%
Industrials 18.8%
Acuity Brands, Inc.	49	7,666
AECOM	209	14,276
AGCO Corporation	92	8,841
ASGN Incorporated (a)	76	6,881
Avis Budget Group, Inc. (a)	43	6,364
Axon Enterprise, Inc. (a)	100	11,620
Builders FirstSource, Inc. (a)	232	13,660
Caci International Inc. - Class A (a)	35	9,109
Carlisle Companies Incorporated	77	21,617
Chart Industries, Inc. (a)	53	9,815
Clean Harbors, Inc. (a)	75	8,248
Crane Holdings, Co.	71	6,207
Curtiss-Wright Corporation	56	7,862
Donaldson Company, Inc.	184	9,007
Dycom Industries, Inc. (a)	44	4,162
EMCOR Group, Inc.	73	8,435
EnerSys	61	3,562
ESAB Corporation	68	2,264
Flowserve Corporation	196	4,773
Fluor Corporation (a)	212	5,284
FTI Consulting, Inc. (a)	52	8,544
GATX Corporation	53	4,549
Graco Inc.	252	15,110
GXO Logistics Inc. (a)	175	6,139
Hexcel Corporation	126	6,499
Hubbell Incorporated	80	17,893
IAA Spinco Inc. (a)	200	6,381
Insperity, Inc.	54	5,478
ITT Inc.	122	8,002
JetBlue Airways Corporation (a)	473	3,135
KBR, Inc.	206	8,922
Kennametal Inc.	119	2,449
Kirby Corporation (a)	89	5,432
Knight-Swift Transportation Holdings Inc. - Class A	238	11,656
Landstar System, Inc.	54	7,814
Lennox International Inc.	48	10,648
Lincoln Electric Holdings, Inc.	87	10,916
ManpowerGroup Inc.	77	4,977
MasTec, Inc. (a)	85	5,421
MDU Resources Group, Inc.	306	8,370
Mercury Systems, Inc. (a)	88	3,583
Millerknoll, Inc.	113	1,766
Mine Safety Appliances Company, LLC	55	6,001
MSC Industrial Direct Co., Inc. - Class A	71	5,138
Nvent Electric Public Limited Company	248	7,829
Oshkosh Corporation	97	6,793
Owens Corning	144	11,348
Regal Beloit Corporation	99	13,852
Ryder System, Inc.	77	5,812
Saia, Inc. (a)	39	7,496
Science Applications International Corporation	83	7,369
Simpson Manufacturing Co., Inc.	65	5,100
Stericycle, Inc. (a)	139	5,838
SunPower Corporation (a) (b)	130	2,990
Sunrun Inc. (a)	313	8,649
Terex Corporation	103	3,062
Tetra Tech, Inc.	79	10,185
The Brink's Company	70	3,378
The Middleby Corporation (a)	80	10,253
The Timken Company	101	5,936
The Toro Company	155	13,412
Trex Company, Inc. (a)	164	7,201
Univar Solutions Inc. (a)	247	5,627
Valmont Industries, Inc.	32	8,474
Vicor Corporation (a)	32	1,905
Watsco, Inc.	49	12,743
Watts Water Technologies, Inc. - Class A	41	5,177
Werner Enterprises, Inc.	87	3,269
Woodward, Inc.	91	7,274
XPO Logistics, Inc. (a)	173	7,694
		533,142
Financials 15.6%
ADS Alliance Data Systems, Inc.	75	2,361
Affiliated Managers Group, Inc.	57	6,398
Alleghany Corporation (a)	20	16,843
American Financial Group, Inc.	104	12,790
Annaly Capital Management, Inc.	642	11,021
Associated Banc-Corp	225	4,519
Bank of Hawaii Corporation	60	4,546
Bank OZK	164	6,502
Brighthouse Financial, Inc. (a)	107	4,646
Cadence Bank	272	6,918
Cathay General Bancorp	112	4,291
CNO Financial Group, Inc.	176	3,157
Commerce Bancshares, Inc.	161	10,683
Cullen/Frost Bankers, Inc.	96	12,633
East West Bancorp, Inc.	209	14,048
Essent Group Ltd.	160	5,574
Evercore Inc. - Class A	54	4,422
F.N.B. Corporation	523	6,062
Federated Hermes, Inc. - Class B	126	4,179
First American Financial Corporation	155	7,150
First Financial Bankshares, Inc.	193	8,059
First Horizon Corporation	799	18,291
FirstCash Holdings, Inc.	57	4,160
Fulton Financial Corporation	252	3,984
Glacier Bancorp, Inc.	165	8,089
Hancock Whitney Corporation	129	5,911
Home BancShares, Inc.	285	6,409
Interactive Brokers Group, Inc. - Class A	152	9,687
International Bancshares Corporation	80	3,392
Janus Henderson Group PLC	200	4,056
Jefferies Financial Group Inc.	276	8,141
Kinsale Capital Group, Inc.	32	8,204
MGIC Investment Corporation	449	5,754
Navient Corporation	166	2,445
New York Community Bancorp, Inc. - Series A (b)	698	5,956
Old National Bancorp	441	7,255
Old Republic International Corporation	427	8,943
PacWest Bancorp	180	4,063
Pinnacle Financial Partners, Inc.	114	9,282
Primerica, Inc.	56	6,871
Prosperity Bancshares, Inc.	135	9,005
Reinsurance Group of America, Incorporated	100	12,622
RenaissanceRe Holdings Ltd	65	9,117
RLI Corp.	60	6,132
SEI Investments Company	152	7,473
Selective Insurance Group, Inc.	90	7,310
SLM Corporation	374	5,225
Stifel Financial Corp.	160	8,303
Synovus Financial Corp.	218	8,164
Texas Capital Bancshares, Inc. (a)	76	4,468
The Hanover Insurance Group, Inc.	53	6,848
UMB Financial Corporation	64	5,406
Umpqua Holdings Corporation	317	5,423
United Bankshares, Inc.	199	7,104
Unum Group	279	10,828
Valley National Bancorp	627	6,774
Voya Financial, Inc. (b)	147	8,876
Washington Federal, Inc.	97	2,918
Webster Financial Corporation	261	11,818
Wintrust Financial Corporation	91	7,439
Zurich American Corporation	94	3,859
		442,807
Consumer Discretionary 13.5%
Adient Public Limited Company (a)	143	3,958
AutoNation, Inc. (a)	58	5,955
Boyd Gaming Corporation (a)	120	5,698
Brunswick Corporation	110	7,223
Capri Holdings Limited (a)	205	7,888
Carter's, Inc.	58	3,783
Choice Hotels International, Inc.	43	4,755
Churchill Downs Incorporated	50	9,146
Columbia Sportswear Company	51	3,465
Cracker Barrel Old Country Store, Inc.	34	3,125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Crocs, Inc. (a)	92	6,349
Dana Incorporated	192	2,193
Deckers Outdoor Corporation (a)	39	12,316
Dick's Sporting Goods, Inc. (b)	85	8,844
Five Below, Inc. (a)	83	11,382
Foot Locker, Inc.	119	3,712
Fox Factory Holding Corp. (a)	64	5,024
GameStop Corp. - Class A (a) (b)	377	9,472
Gentex Corporation	349	8,321
Graham Holdings Co., Ltd. - Class B	6	3,138
Grand Canyon Education, Inc. (a)	47	3,904
H & R Block, Inc.	240	10,197
Hanesbrands Inc.	526	3,658
Harley-Davidson, Inc.	198	6,899
Helen of Troy Limited (a)	36	3,486
KB Home	126	3,261
Kohl's Corporation	194	4,871
Lear Corporation	88	10,553
Leggett & Platt, Incorporated	196	6,520
Light & Wonder, Inc. (a)	140	6,015
Lithia Motors, Inc. - Class A	41	8,788
Macy's, Inc.	401	6,283
Marriott Vacations Worldwide Corporation	59	7,139
Mattel, Inc. (a)	526	9,965
Murphy USA Inc.	32	8,779
Nordstrom, Inc. (b)	167	2,797
Ollie's Bargain Outlet Holdings, Inc. (a)	87	4,502
Papa John's International, Inc.	48	3,391
PENN Entertainment, Inc. (a)	236	6,501
Polaris Inc.	83	7,982
PVH Corp.	100	4,469
RH (a)	30	7,283
Service Corporation International	234	13,502
Skechers U.S.A., Inc. - Class A (a)	203	6,452
Taylor Morrison Home II Corporation - Class A (a)	169	3,943
Tempur Sealy International, Inc.	256	6,177
Texas Roadhouse, Inc. - Class A	99	8,648
The Gap, Inc. (b)	316	2,598
The Goodyear Tire & Rubber Company (a)	418	4,218
The Wendy's Company	256	4,794
Thor Industries, Inc.	81	5,663
Toll Brothers, Inc.	159	6,658
TopBuild Corp. (a)	48	7,922
Topgolf Callaway Brands Corp. (a)	209	4,024
Travel + Leisure Co.	125	4,256
Under Armour, Inc. - Class A (a)	283	1,879
Under Armour, Inc. - Class C (a)	304	1,810
Victoria's Secret & Co. (a)	123	3,575
Visteon Corporation (a)	41	4,398
Williams-Sonoma, Inc.	102	12,043
Wingstop Inc.	44	5,541
Wyndham Hotels & Resorts, Inc.	134	8,236
YETI Holdings, Inc. (a)	129	3,673
		383,000
Information Technology 12.6%
ACI Worldwide, Inc. (a)	172	3,586
Amkor Technology, Inc.	150	2,563
Arrow Electronics, Inc. (a)	96	8,808
Avnet, Inc.	141	5,081
Belden Inc.	66	3,937
Blackbaud, Inc. (a)	66	2,922
Calix, Inc. (a)	85	5,195
Ciena Corporation (a)	223	8,998
Cirrus Logic, Inc. (a)	84	5,750
Cognex Corporation	257	10,660
Coherent, Inc. (a)	192	6,703
CommVault Systems, Inc. (a)	68	3,602
Concentrix Corporation	63	7,082
Dynatrace, Inc. (a)	300	10,431
Emersub CX, Inc. (a)	43	10,219
Envestnet, Inc. (a)	82	3,648
Euronet Worldwide, Inc. (a)	70	5,311
ExlService Holdings, Inc. (a)	49	7,197
Fair Isaac Corporation (a)	38	15,468
First Solar, Inc. (a)	148	19,594
Genpact Limited	250	10,964
IPG Photonics Corporation (a)	49	4,175
Jabil Inc.	205	11,804
Kyndryl Holdings, Inc. (a)	301	2,491
Lattice Semiconductor Corporation (a)	204	10,054
Littelfuse, Inc.	37	7,354
Lumentum Holdings Inc. (a)	102	7,026
MACOM Technology Solutions Holdings, Inc. (a)	76	3,943
Manhattan Associates, Inc. (a)	93	12,400
MAXIMUS, Inc.	89	5,172
MKS Instruments, Inc.	85	7,018
National Instruments Corporation	198	7,467
NCR Corporation (a)	207	3,939
Novanta Inc. (a)	54	6,188
Paylocity Holding Corporation (a)	61	14,661
Power Integrations, Inc.	85	5,445
Qualys, Inc. (a)	52	7,202
Sabre Corporation (a)	483	2,487
Semtech Corporation (a)	94	2,761
Silicon Laboratories Inc. (a)	51	6,308
Sitime Corporation (a)	24	1,856
Synaptics Incorporated (a)	59	5,838
TD SYNNEX Corporation	64	5,163
Teradata Corporation (a)	153	4,741
The Western Union Company	571	7,712
Universal Display Corporation	65	6,138
ViaSat, Inc. (a)	111	3,361
Vishay Intertechnology, Inc.	193	3,430
Vontier Corporation	235	3,925
Wex, Inc. (a)	66	8,331
Wolfspeed, Inc. (a)	184	18,978
Xerox Holdings Corporation	166	2,173
		357,260
Health Care 10.3%
Acadia Healthcare Company, Inc. (a)	134	10,496
Amedisys, Inc. (a)	49	4,735
Arrowhead Pharmaceuticals Inc (a)	157	5,203
Azenta, Inc.	112	4,787
Bruker Corporation	152	8,059
Chemed Corporation	22	9,753
Coronado Topco, Inc. (a)	80	5,738
Encompass Health Corporation	149	6,748
Enovis Corporation (a)	71	3,261
Envista Holdings Corporation (a)	242	7,936
Exelixis, Inc. (a)	483	7,576
Globus Medical, Inc. - Class A (a)	114	6,814
Haemonetics Corporation (a)	77	5,675
Halozyme Therapeutics, Inc. (a)	207	8,180
HealthEquity, Inc. (a)	125	8,423
ICU Medical, Inc. (a)	30	4,526
Inari Medical, Inc. (a)	71	5,141
Integra LifeSciences Holdings Corporation (a)	110	4,646
Jazz Pharmaceuticals Public Limited Company (a)	93	12,447
LHC Group, Inc. (a)	46	7,500
LivaNova PLC (a)	80	4,049
Masimo Corporation (a)	72	10,132
Medpace Holdings, Inc. (a)	37	5,866
Neogen Corporation (a)	325	4,540
Neurocrine Biosciences, Inc. (a)	142	15,066
NuVasive, Inc. (a)	78	3,403
Omnicell, Inc. (a)	66	5,770
Option Care Health, Inc. (a)	231	7,282
Patterson Companies, Inc.	129	3,088
Penumbra, Inc. (a)	56	10,630
Perrigo Company Public Limited Company	201	7,166
Progyny, Inc. (a)	111	4,127
R1 RCM Inc. (a)	201	3,716
Repligen Corporation (a)	77	14,421
Shockwave Medical, Inc. (a)	54	14,885
Sotera Health LLC (a)	144	982
STAAR Surgical Company (a)	72	5,047
Syneos Health, Inc. - Class A (a)	153	7,234
Tandem Diabetes Care, Inc. (a)	98	4,676

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Tenet Healthcare Corporation (a)	161	8,295
United Therapeutics Corporation (a)	68	14,178
		292,197
Real Estate 8.1%
Apartment Income REIT Corp.	230	8,875
Brixmor Property Group Inc.	446	8,241
Corporate Office Properties Trust	169	3,926
Cousins Properties Incorporated	226	5,282
Douglas Emmett, Inc.	263	4,721
EastGroup Properties, Inc.	65	9,398
EPR Properties	111	3,991
First Industrial Realty Trust, Inc.	196	8,797
Healthcare Trust of America, Inc. - Class A	564	11,758
Highwoods Properties, Inc.	157	4,236
Independence Realty Trust, Inc.	330	5,517
JBG Smith Properties	150	2,781
Jones Lang LaSalle Incorporated (a)	71	10,769
Kilroy Realty Corporation	157	6,627
Kite Realty Naperville, LLC	325	5,595
Lamar Advertising Company - Class A	130	10,733
Life Storage Inc.	125	13,889
Medical Properties Trust, Inc.	898	10,651
National Retail Properties, Inc.	264	10,518
National Storage Affiliates Trust	125	5,195
Omega Healthcare Investors, Inc.	347	10,244
Park Hotels & Resorts Inc.	336	3,779
Pebblebrook Hotel Trust	197	2,853
Physicians Realty Trust	340	5,121
PotlatchDeltic Corporation	121	4,961
Rayonier Inc.	219	6,557
Rexford Industrial Realty, Inc.	256	13,310
Sabra Health Care REIT, Inc.	345	4,529
SL Green Realty Corp. (b)	97	3,901
Spirit Realty Capital, Inc.	203	7,342
Store Capital Corporation	396	12,403
The Macerich Company	319	2,534
		229,034
Materials 6.5%
Alcoa Corporation	266	8,964
AptarGroup, Inc.	96	9,148
Ashland Global Holdings Inc.	74	6,994
Avient Corporation	128	3,870
Cabot Corporation	85	5,453
Cleveland-Cliffs Inc. (a)	765	10,304
Commercial Metals Company	183	6,479
Eagle Materials Inc.	56	5,975
Greif, Inc. - Class A	40	2,367
Ingevity Corporation (a)	53	3,240
Louisiana-Pacific Corporation	110	5,615
MP Materials Corp. - Class A (a)	136	3,707
NewMarket Corporation	10	3,124
Olin Corporation	200	8,588
Reliance Steel & Aluminum Co.	89	15,597
Royal Gold, Inc.	98	9,219
RPM International Inc.	193	16,065
Sensient Technologies Corporation	62	4,305
Silgan Holdings Inc.	126	5,306
Sonoco Products Company	145	8,219
Steel Dynamics, Inc.	259	18,365
The Chemours Company	234	5,775
The Scotts Miracle-Gro Company	61	2,611
United States Steel Corporation	351	6,369
Valvoline, Inc.	262	6,643
Worthington Industries, Inc.	45	1,711
		184,013
Consumer Staples 4.0%
Bellring Intermediate Holdings, Inc. (a)	199	4,106
BJ's Wholesale Club Holdings, Inc. (a)	202	14,723
Casey's General Stores, Inc.	56	11,261
Celsius Holdings, Inc. (a)	59	5,389
Coca-Cola Consolidated, Inc.	7	2,845
Coty Inc. - Class A (a)	533	3,367
Darling Ingredients Inc. (a)	238	15,751
Energizer Holdings, Inc.	98	2,463
Flowers Foods, Inc.	285	7,043
Grocery Outlet Holding Corp. (a)	130	4,340
Ingredion Incorporated	97	7,811
Lancaster Colony Corporation	29	4,412
Nu Skin Enterprises, Inc. - Class A	74	2,482
Performance Food Group Company (a)	231	9,917
Pilgrim's Pride Corporation (a)	75	1,718
Post Holdings, Inc. (a)	80	6,585
Sprouts Farmers Market, Inc. (a)	159	4,416
The Boston Beer Company, Inc. - Class A (a)	14	4,657
		113,286
Energy 4.0%
Antero Midstream Corporation	505	4,635
ChampionX Corporation	303	5,924
CNX Resources Corporation (a)	281	4,357
DT Midstream, Inc.	144	7,459
Equitrans Midstream Corporation	641	4,792
HF Sinclair Corporation	215	11,586
Matador Resources Company	167	8,163
Murphy Oil Corporation	216	7,602
Nov Inc.	588	9,509
PDC Energy, Inc.	144	8,300
Range Resources Corporation	368	9,288
Southwestern Energy Company (a)	1,653	10,118
Targa Resources Corp.	338	20,421
		112,154
Utilities 3.9%
ALLETE, Inc.	84	4,191
Black Hills Corporation	98	6,625
Essential Utilities, Inc.	355	14,703
Hawaiian Electric Industries, Inc.	163	5,650
IDACORP, Inc.	76	7,503
National Fuel Gas Company	137	8,434
New Jersey Resources Corporation	143	5,521
NorthWestern Corporation	84	4,123
OGE Energy Corp.	299	10,908
One Gas, Inc.	80	5,661
Ormat Technologies, Inc. (b)	67	5,815
PNM Resources, Inc.	129	5,880
Portland General Electric Company	131	5,689
Southwest Gas Holdings, Inc.	92	6,391
Spire Inc.	78	4,849
UGI Corporation	311	10,043
		111,986
Communication Services 1.8%
Cable One, Inc.	7	6,262
Frontier Communications Parent, Inc. (a)	330	7,736
Iridium Communications Inc. (a)	188	8,357
John Wiley & Sons, Inc. - Class A	62	2,344
Tegna Inc.	331	6,848
The New York Times Company - Class A	249	7,156
TripAdvisor, Inc. (a)	155	3,427
World Wrestling Entertainment, Inc. - Class A	66	4,625
Ziff Davis, Inc. (a)	71	4,838
		51,593
Total Common Stocks (cost $3,520,824)		2,810,472
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund, 2.68% (c) (d)	20,436	20,436
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	15,771	15,771
Total Short Term Investments (cost $36,207)		36,207
Total Investments 100.4% (cost $3,557,031)		2,846,679
Other Derivative Instruments(0.0)%		(195)
Other Assets and Liabilities, Net (0.4)%		(11,239)
Total Net Assets 100.0%		2,835,245

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

as of September 30, 2022.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	115	December 2022	28,552	(195)	(3,158)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	2,810,472	—	—	2,810,472
Short Term Investments	36,207	—	—	36,207
	2,846,679	—	—	2,846,679
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,158)	—	—	(3,158)
	(3,158)	—	—	(3,158)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.0%
Financials 18.6%
Allegiance Bancshares, Inc.	50	2,100
Ambac Financial Group, Inc. (a)	120	1,526
American Equity Investment Life Holding Company	191	7,114
Ameris Bancorp	175	7,835
Amerisafe, Inc.	53	2,474
Apollo Commercial Real Estate Finance, Inc. (b)	348	2,890
ARMOUR Residential REIT, Inc. (c)	299	1,457
Assured Guaranty Ltd.	166	8,050
Axos Financial, Inc. (a)	143	4,878
B. Riley & Co., LLC	42	1,892
Banc of California, Inc.	146	2,328
BancFirst Corporation	47	4,180
BankUnited, Inc.	209	7,148
Banner Corporation	92	5,427
Berkshire Hills Bancorp, Inc.	123	3,354
Blucora, Inc. (a)	127	2,450
Brightsphere Investment Group Inc.	87	1,297
Brookline Bancorp, Inc.	204	2,374
Capitol Federal Financial	342	2,841
CBTX, Inc.	49	1,423
Central Pacific Financial Corp.	73	1,517
City Holding Company	39	3,487
Columbia Banking System, Inc.	210	6,054
Community Bank System, Inc.	144	8,646
Customers Bancorp, Inc. (a)	81	2,402
CVB Financial Corp.	353	8,935
Dime Community Bancshares, Inc.	88	2,591
Donnelley Financial Solutions, Inc. (a)	69	2,537
Eagle Bancorp, Inc.	86	3,837
Ellington Financial Inc. (c)	155	1,761
Employers Holdings, Inc.	73	2,530
Encore Capital Group, Inc. (a)	64	2,910
Enova International, Inc. (a)	85	2,497
EZCORP, Inc. - Class A (a)	141	1,090
FB Financial Corporation	94	3,601
First Bancorp	95	3,482
First Bancorp.	505	6,908
First Commonwealth Financial Corporation	249	3,200
First Financial Bancorp.	252	5,321
First Hawaiian, Inc.	342	8,432
Flagstar Bancorp, Inc.	142	4,752
Franklin BSP Realty Trust, Inc. (c)	227	2,440
Genworth Financial, Inc. - Class A (a)	1,349	4,721
Granite Point Mortgage Trust Inc.	144	927
Green Dot Corporation - Class A (a)	128	2,437
Hanmi Financial Corporation	83	1,968
HCI Group, Inc. (c)	19	748
Heritage Financial Corporation	94	2,495
Hilltop Holdings Inc.	123	3,053
HomeStreet, Inc.	48	1,396
Hope Bancorp, Inc.	320	4,041
Horace Mann Educators Corporation	110	3,876
Independent Bank Corp.	123	9,182
Independent Bank Group, Inc.	95	5,839
Invesco Mortgage Capital Inc. (c)	90	1,001
James River Group, Inc.	101	2,304
KKR Real Estate Finance Trust Inc.	152	2,478
Lakeland Financial Corporation	68	4,928
LendingTree, Inc. (a)	29	704
Mercury General Corporation	69	1,963
Mr. Cooper Group Inc. (a)	192	7,778
National Bank Holdings Corporation - Class A	80	2,941
NBT Bancorp Inc.	115	4,361
New York Mortgage Trust, Inc. (c)	1,030	2,409
NMI Holdings, Inc. - Class A (a)	227	4,622
Northfield Bancorp Inc.	115	1,641
Northwest Bancshares, Inc.	339	4,580
OFG Bancorp	128	3,210
Pacific Premier Bancorp, Inc.	255	7,884
Palomar Holdings, Inc. (a)	67	5,645
Park National Corporation	39	4,874
Pathward Financial, Inc.	79	2,598
PennyMac Mortgage Investment Trust (c)	244	2,873
Piper Sandler Companies	37	3,861
PRA Group, Inc. (a)	104	3,431
Preferred Bank	36	2,365
ProAssurance Corporation	146	2,847
PROG Holdings, Inc. (a)	135	2,028
Provident Financial Services, Inc.	201	3,927
Ready Capital Corporation	267	2,711
Redwood Trust, Inc.	314	1,803
Renasant Corporation	149	4,667
S & T Bancorp, Inc.	104	3,050
Safety Insurance Group, Inc.	39	3,153
Seacoast Banking Corporation of Florida	164	4,944
SelectQuote, Inc. (a)	340	249
ServisFirst Bancshares, Inc.	131	10,481
Simmons First National Corporation - Class A	344	7,495
SiriusPoint Ltd (a)	225	1,113
Southside Bancshares, Inc.	84	2,956
Stewart Information Services Corporation	73	3,186
StoneX Group Inc. (a)	46	3,817
The Bancorp, Inc. (a)	152	3,349
Tompkins Financial Corporation	33	2,383
Triumph Bancorp, Inc. (a)	62	3,346
Trupanion, Inc. (a) (c)	94	5,594
Trustco Bank Corp N Y	51	1,612
Trustmark Corporation	164	5,025
Two Harbors Investment Corp.	921	3,058
United Community Banks, Inc.	284	9,406
United Fire Group, Inc.	59	1,690
Universal Insurance Holdings, Inc.	78	769
Veritex Holdings, Inc.	144	3,817
Virtus Investment Partners, Inc.	18	2,934
Walker & Dunlop, Inc.	83	6,909
Westamerica Bancorporation	71	3,715
WisdomTree Investments, Inc.	293	1,371
World Acceptance Corporation (a) (c)	10	957
WSFS Financial Corporation	171	7,937
		403,401
Industrials 15.6%
AAON, Inc.	112	6,049
AAR Corp. (a)	89	3,191
ABM Industries Incorporated	179	6,854
Aerojet Rocketdyne Holdings, Inc. (a)	203	8,102
AeroVironment, Inc. (a)	67	5,563
Alamo Group Inc.	28	3,368
Albany International Corp. - Class A	84	6,589
Allegiant Travel Company (a)	41	3,007
American Woodmark Corporation (a)	45	1,953
Apogee Enterprises, Inc.	60	2,310
Applied Industrial Technologies, Inc.	103	10,592
Arcbest Corporation	66	4,769
Arcosa, Inc.	130	7,409
Astec Industries, Inc.	61	1,888
Atlas Air Worldwide Holdings, Inc. (a) (c)	69	6,594
AZZ Inc.	67	2,454
Barnes Group Inc.	133	3,843
Boise Cascade Company	106	6,278
Brady Corporation - Class A	126	5,243
CIRCOR International, Inc. (a)	55	914
Comfort Systems USA, Inc.	96	9,344
Deluxe Corporation	116	1,926
DXP Enterprises, Inc. (a)	43	1,009
Encore Wire Corporation	51	5,935
Enerpac Tool Group Corp. - Class A	156	2,773
EnPro Industries, Inc.	56	4,754
ESCO Technologies Inc.	70	5,115
Exponent, Inc.	137	12,020
Federal Signal Corporation	162	6,061
Forrester Research, Inc. (a)	29	1,055
Forward Air Corporation	72	6,496
Franklin Electric Co., Inc.	104	8,525
Gibraltar Industries, Inc. (a)	85	3,487
GMS Inc. (a)	114	4,569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Granite Construction Incorporated	118	2,998
Griffon Corporation	127	3,751
Harsco Corporation (a)	217	813
Hawaiian Holdings, Inc. (a) (c)	138	1,818
Healthcare Services Group, Inc.	200	2,417
Heartland Express, Inc.	122	1,749
Heidrick & Struggles International, Inc.	53	1,377
Hillenbrand, Inc.	186	6,836
HNI Corporation	111	2,946
Hub Group, Inc. - Class A (a)	91	6,288
Insteel Industries, Inc.	52	1,377
Interface, Inc. - Class A	159	1,427
John Bean Technologies Corporation	85	7,332
Kaman Corporation	75	2,081
KAR Auction Services, Inc. (a)	310	3,464
Kelly Services, Inc. - Class A	93	1,264
Korn Ferry	146	6,851
Lindsay Corporation	30	4,241
Marten Transport, Ltd.	154	2,948
Matson Intermodal - Paragon, Inc.	104	6,427
Matthews International Corporation - Class A	82	1,833
Moog Inc. - Class A	78	5,454
Mueller Industries, Inc.	152	9,033
MYR Group Inc. (a)	45	3,802
National Presto Industries, Inc.	14	905
Now, Inc. (a)	299	3,000
NV5 Global, Inc. (a)	33	4,102
Park Aerospace Technologies Corp.	54	594
PGT Innovations, Inc. (a)	159	3,333
Pitney Bowes Inc.	436	1,017
Powell Industries, Inc.	23	493
Proto Labs, Inc. (a)	73	2,655
Quanex Building Products Corporation	90	1,636
Resideo Technologies, Inc. (a)	390	7,429
Resources Connection, Inc.	85	1,536
SkyWest, Inc. (a)	137	2,226
SPX Technologies, Inc. (a)	121	6,702
Standex International Corporation	32	2,621
Sun Country Airlines Holdings, Inc. (a)	87	1,188
Tennant Company	49	2,795
The Greenbrier Companies, Inc.	88	2,130
Titan International, Inc. (a)	136	1,649
Trinity Industries, Inc.	218	4,645
Triumph Group, Inc. (a)	174	1,494
TrueBlue, Inc. (a)	86	1,649
UFP Industries, Inc.	165	11,917
Unifirst Corporation	40	6,809
Veritiv Corporation (a)	37	3,653
Viad Corp (a)	57	1,785
Wabash National Corporation	131	2,042
		338,571
Health Care 12.6%
AdaptHealth LLC - Class A (a)	206	3,869
Addus HomeCare Corporation (a)	44	4,144
Allscripts Healthcare Solutions, Inc. (a)	297	4,529
AMN Healthcare Services, Inc. (a)	116	12,288
Amphastar Pharmaceuticals, Inc. (a)	102	2,863
AngioDynamics, Inc. (a)	105	2,150
ANI Pharmaceuticals, Inc. (a)	33	1,048
Anika Therapeutics, Inc. (a)	39	917
Apollo Medical Holdings, Inc. (a) (b) (c)	105	4,094
Arcus Biosciences, Inc. (a)	139	3,624
Artivion, Inc. (a)	107	1,485
Avanos Medical, Inc. (a)	125	2,721
BioLife Solutions, Inc. (a)	91	2,061
Cara Therapeutics, Inc. (a)	121	1,131
Cardiovascular Systems, Inc. (a)	110	1,530
Catalyst Pharmaceuticals, Inc. (a)	254	3,256
Coherus Biosciences, Inc. (a)	172	1,653
Collegium Pharmaceutical, Inc. (a)	93	1,491
Community Health Systems, Inc. (a)	347	746
Computer Programs and Systems, Inc. (a)	40	1,116
CONMED Corporation	81	6,516
Corcept Therapeutics Incorporated (a)	255	6,548
CorVel Corporation (a)	25	3,436
Covetrus, Inc. (a)	280	5,840
Cross Country Healthcare, Inc. (a)	96	2,730
Cutera, Inc. (a) (c)	47	2,164
Cytokinetics, Incorporated (a)	252	12,202
Dynavax Technologies Corporation (a)	313	3,266
Eagle Pharmaceuticals, Inc. (a)	28	749
Embecta Corp.	154	4,441
Emergent BioSolutions Inc. (a)	120	2,519
Enanta Pharmaceuticals, Inc. (a)	52	2,692
Enhabit Inc. (a)	132	1,852
Fulgent Genetics, Inc. (a)	54	2,053
Glaukos Corporation (a)	128	6,823
Hanger, Inc. (a)	104	1,945
Harmony Biosciences Holdings Inc. (a)	79	3,477
Healthstream, Inc. (a)	65	1,384
Heska Corporation (a)	27	1,999
Innoviva, Inc. (a)	168	1,948
Inogen, Inc. (a)	60	1,456
Integer Holdings Corporation (a)	89	5,520
Ironwood Pharmaceuticals, Inc. - Class A (a)	358	3,713
Iteos Therapeutics Inc. (a)	65	1,236
Lantheus Holdings, Inc. (a) (c)	184	12,953
LeMaitre Vascular, Inc.	53	2,662
Ligand Pharmaceuticals Incorporated (a)	43	3,715
Mednax, Inc. (a)	226	3,725
Meridian Bioscience, Inc. (a)	118	3,725
Merit Medical Systems, Inc. (a)	151	8,524
Mesa Laboratories, Inc.	13	1,890
ModivCare Inc. (a)	34	3,376
Myriad Genetics, Inc. (a)	216	4,118
Nektar Therapeutics (a)	504	1,612
Neogenomics, Inc. (a)	338	2,908
NextGen Healthcare, Inc. (a)	148	2,615
OptimizeRX Corporation (a)	49	724
Orasure Technologies, Inc. (a)	194	734
Organogenesis Holdings Inc. - Class A (a)	187	607
Orthofix Medical Inc. (a)	53	1,012
Owens & Minor, Inc.	203	4,903
Pacira Pharmaceuticals, Inc. (a)	123	6,543
Phibro Animal Health Corporation - Class A	54	724
Pphm, Inc. (a) (c)	167	3,191
Prestige Consumer Healthcare Inc. (a)	133	6,628
RadNet, Inc. (a)	130	2,644
Regenxbio Inc. (a)	100	2,650
Select Medical Holdings Corporation	277	6,111
Simulations Plus, Inc.	42	2,045
Supernus Pharmaceuticals, Inc. (a)	144	4,873
Surmodics, Inc. (a)	39	1,180
The Ensign Group, Inc.	147	11,716
The Joint Corp (a)	40	622
The Pennant Group, Inc. (a)	77	798
U. S. Physical Therapy, Inc.	34	2,620
uniQure N.V. (a)	110	2,057
Vanda Pharmaceuticals Inc. (a)	152	1,502
Varex Imaging Corporation (a)	107	2,269
Vericel Corporation (a) (c)	127	2,938
VIR Biotechnology, Inc. (a)	201	3,875
Xencor, Inc. (a)	161	4,188
ZimVie Inc. (a)	57	562
Zynex, Inc. (c)	58	529
		273,293
Consumer Discretionary 12.5%
Abercrombie & Fitch Co. - Class A (a)	135	2,099
Academy Sports & Outdoors, Inc.	228	9,623
Adtalem Global Education Inc. (a)	121	4,415
American Axle & Manufacturing Holdings, Inc. (a)	304	2,075
American Eagle Outfitters, Inc. (c)	415	4,040
America's Car Mart, Inc. (a)	16	985
Asbury Automotive Group, Inc. (a)	59	8,964
Bed Bath & Beyond Inc. (a) (c)	185	1,129
Big Lots, Inc. (c)	76	1,193
BJ's Restaurants, Inc. (a)	63	1,493
Bloomin' Brands, Inc.	237	4,345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Boot Barn Holdings, Inc. (a)	80	4,663
Brinker International, Inc. (a)	117	2,929
Caleres, Inc.	99	2,388
Cavco Industries, Inc. (a)	22	4,562
Century Communities, Inc.	77	3,295
Chico's FAS, Inc. (a)	332	1,608
Chuy's Holdings, Inc. (a)	51	1,182
Conn's, Inc. (a)	33	235
Dave & Buster's Entertainment, Inc. (a)	113	3,522
Designer Brands Inc. - Class A	152	2,330
Dine Brands Global, Inc.	42	2,683
Dorman Products, Inc. (a)	76	6,225
El Pollo Loco Holdings, Inc. (a)	54	477
Ethan Allen Interiors Inc.	61	1,290
Frontdoor, Inc. (a)	217	4,427
Genesco Inc. (a)	35	1,364
Gentherm Incorporated (a)	89	4,415
G-III Apparel Group, Ltd. (a)	118	1,767
Golden Entertainment, Inc. (a)	58	2,018
Green Brick Partners, Inc. (a)	74	1,592
Group 1 Automotive, Inc.	42	6,054
Guess ?, Inc. (c)	89	1,311
Haverty Furniture Companies, Inc.	35	864
Hibbett Inc.	35	1,721
Installed Building Products, Inc.	63	5,087
iRobot Corporation (a) (c)	73	4,104
Jack in the Box Inc.	56	4,182
Kontoor Brands, Inc.	130	4,381
La-Z-Boy Incorporated	115	2,591
LCI Industries	68	6,918
Leslie's, Inc. (a) (c)	396	5,826
LGI Homes, Inc. (a)	55	4,464
Liquidity Services, Inc. (a)	75	1,216
Lumber Liquidators, Inc. (a)	83	578
M.D.C. Holdings, Inc.	152	4,158
M/I Homes, Inc. (a)	74	2,676
MarineMax, Inc. (a)	59	1,748
Meritage Homes Corporation (a)	98	6,881
Mister Car Wash, Inc. (a)	211	1,810
Monarch Casino & Resort, Inc. (a)	35	1,987
Monro, Inc.	87	3,764
Motorcar Parts of America, Inc. (a)	51	783
Movado Group, Inc.	43	1,202
National Vision Holdings, Inc. (a)	212	6,908
Oxford Industries, Inc.	40	3,603
Patrick Industries, Inc.	58	2,552
Perdoceo Education Corporation (a)	181	1,869
PetMed Express, Inc. (c)	55	1,072
Rent-A-Center, Inc.	142	2,481
Ruth's Hospitality Group, Inc.	82	1,379
Sally Beauty Holdings, Inc. (a)	287	3,613
Shake Shack, Inc. - Class A (a)	100	4,496
Shoe Carnival, Inc.	47	1,001
Signet Jewelers Limited	125	7,125
Six Flags Operations Inc.	198	3,505
Sleep Number Corporation (a)	59	1,994
Sonic Automotive, Inc. - Class A	50	2,161
Sonos, Inc. (a)	340	4,729
Standard Motor Products, Inc.	49	1,592
Steven Madden, Ltd.	199	5,304
Strategic Education, Inc.	60	3,699
Stride, Inc. (a)	109	4,575
Sturm, Ruger & Company, Inc.	48	2,423
The Aaron's Company, Inc.	81	791
The Buckle, Inc.	80	2,529
The Cato Corporation - Class A	46	438
The Cheesecake Factory Incorporated (c)	130	3,811
The Children's Place, Inc. (a)	34	1,060
The ODP Corporation (a)	115	4,028
TRI Pointe Homes Holdings, Inc. (a)	271	4,100
Tupperware Brands Corporation (a) (c)	104	680
Unifi, Inc. (a) (c)	39	374
Universal Electronics Inc. (a)	34	669
Urban Outfitters, Inc. (a)	162	3,188
Vista Outdoor Inc. (a)	151	3,671
Winnebago Industries, Inc. (c)	85	4,529
Wolverine World Wide, Inc.	211	3,244
WW International, Inc. (a)	145	571
XPEL, Inc. (a)	52	3,377
Zumiez Inc. (a)	42	900
		271,680
Information Technology 12.5%
3D Systems Corporation (a) (c)	346	2,758
8X8, Inc. (a) (c)	321	1,109
A10 Networks, Inc.	174	2,316
Adtran Holdings, Inc.	189	3,705
Advanced Energy Industries, Inc.	100	7,751
Agilysys, Inc. (a)	52	2,902
Alarm.Com Holdings, Inc. (a)	132	8,573
Alpha and Omega Semiconductor Limited (a)	59	1,821
Arlo Technologies, Inc. (a)	232	1,076
Avid Technology, Inc. (a)	91	2,122
Axcelis Technologies, Inc. (a)	89	5,360
Badger Meter, Inc.	79	7,276
Benchmark Electronics, Inc.	94	2,336
Cerence Inc. (a)	106	1,676
CEVA Inc. (a)	62	1,626
Clearfield, Inc. (a)	31	3,234
Cohu, Inc. (a)	129	3,320
Comtech Telecommunications Corp.	72	724
Consensus Cloud Solutions, Inc. (a)	46	2,181
Corsair Gaming, Inc. (a) (c)	100	1,131
CSG Systems International, Inc.	85	4,520
CTS Corporation	86	3,567
Diebold Nixdorf, Incorporated (a)	197	482
Digi International Inc. (a)	94	3,237
Digital Turbine USA, Inc. (a)	240	3,461
Diodes Incorporated (a)	122	7,889
Ebix, Inc. (c)	65	1,226
ePlus inc. (a)	73	3,012
EVERTEC, Inc.	176	5,524
Extreme Networks, Inc. (a)	348	4,542
Fabrinet (a)	99	9,418
FARO Technologies, Inc. (a)	49	1,347
Formfactor, Inc. (a)	207	5,176
Harmonic, Inc. (a)	282	3,685
Ichor Holdings, Ltd. (a)	78	1,877
Insight Enterprises, Inc. (a)	83	6,808
InterDigital, Inc.	79	3,213
Itron, Inc. (a)	121	5,078
Knowles Corporation (a)	246	2,994
Kulicke and Soffa Industries, Inc.	156	6,002
LivePerson, Inc. (a)	188	1,776
LiveRamp Holdings, Inc. (a)	179	3,257
MaxLinear, Inc. (a)	193	6,285
Methode Electronics, Inc.	98	3,632
NETGEAR, Inc. (a)	77	1,544
NetScout Systems, Inc. (a)	182	5,708
Onespan, Inc. (a)	96	831
Onto Innovation Inc. (a)	133	8,519
Osi Systems, Inc. (a)	42	3,055
PC Connection, Inc. (a)	29	1,320
PDF Solutions, Inc. (a)	80	1,969
Perficient, Inc. (a)	93	6,022
Photronics, Inc. (a)	164	2,396
Plexus Corp. (a)	74	6,514
Progress Software Corporation	117	4,990
Rambus Inc. (a)	296	7,514
Rogers Corporation (a)	50	12,133
Sanmina Corporation (a)	156	7,171
ScanSource, Inc. (a)	67	1,763
SMART Global Holdings, Inc. (a)	133	2,104
SPS Commerce, Inc. (a)	97	12,007
TTEC Holdings, Inc.	51	2,248
TTM Technologies, Inc. (a)	271	3,573
Ultra Clean Holdings, Inc. (a)	121	3,105
Unisys Corporation (a)	182	1,376
Veeco Instruments Inc. (a)	139	2,553
Viavi Solutions Inc. (a)	610	7,960

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Xperi Holding Corporation	282	3,982
		271,362
Real Estate 7.9%
Acadia Realty Trust	257	3,242
Agree Realty Corporation	213	14,390
Alexander & Baldwin, Inc.	195	3,230
American Assets Trust, Inc.	140	3,593
Armada Hoffler Properties, Inc.	183	1,898
Brandywine Realty Trust	458	3,089
Caretrust REIT, Inc.	260	4,710
CENTERSPACE	42	2,800
Chatham Lodging Trust (a)	134	1,324
Community Healthcare Trust Incorporated	64	2,095
CoreCivic, Inc. (a)	315	2,788
DiamondRock Alpharetta Tenant, LLC (a)	564	4,239
Diversified Healthcare Trust	641	635
Douglas Elliman Inc.	191	783
Dwight A. Walker Real Estate, Inc. - Class A (c)	50	949
Easterly Government Properties, Inc.	242	3,814
Essential Properties Realty Trust, Inc.	379	7,366
Four Corners Property Trust, Inc.	218	5,263
Franklin Street Properties Corp. (c)	249	654
Getty Realty Corp.	112	3,024
Global Net Lease, Inc.	281	2,988
Hersha Hospitality Trust - Class A (a)	86	689
Hudson Pacific Properties, Inc.	340	3,725
Industrial Logistics Properties Trust	175	961
Innovative Industrial Properties, Inc.	75	6,632
iStar Inc.	225	2,085
LTC Properties, Inc.	108	4,028
LXP Industrial Trust	751	6,877
Marcus & Millichap Company	66	2,177
NexPoint Residential Trust, Inc.	61	2,803
Office Properties Income Trust	131	1,838
Orion Office REIT Inc. (c)	154	1,346
OUTFRONT Media Inc.	387	5,884
Realogy Holdings Corp. (a)	306	2,480
Retail Opportunity Investments Corp.	336	4,627
RPT Realty	228	1,724
Safehold Inc.	45	1,200
Saul Centers, Inc.	35	1,317
Service Properties Trust	448	2,326
SITE Centers Corp.	498	5,329
Summit Hotel TRS 005, LLC (a)	291	1,956
Sunstone Hotel Investors, Inc. (a)	569	5,361
Tanger Factory Outlet Centers, Inc.	281	3,840
The GEO Group, Inc. (a)	333	2,566
The St. Joe Company	91	2,904
Uniti Group Inc.	634	4,408
Universal Health Realty Income Trust	35	1,528
Urban Edge Properties	310	4,136
Urstadt Biddle Properties Inc. - Class A	82	1,267
Veris Residential, Inc. (a)	212	2,412
Washington Real Estate Investment Trust	233	4,094
Whitestone REIT	127	1,077
Xenia Hotels & Resorts, Inc. (a)	307	4,231
		170,702
Materials 5.5%
AdvanSix Inc.	76	2,432
American Vanguard Corporation	76	1,415
Arconic Corporation (a)	275	4,686
ATI Inc. (a)	347	9,239
Balchem Corporation	86	10,480
Carpenter Technology Corporation	130	4,056
Century Aluminum Company (a)	136	718
Clearwater Paper Corporation (a)	45	1,683
Compass Minerals International, Inc.	91	3,501
FutureFuel Corp.	66	401
H.B. Fuller Company	142	8,565
Hawkins, Inc.	52	2,009
Haynes International, Inc.	34	1,201
Innospec Inc.	66	5,687
Kaiser Aluminum Corporation	43	2,630
Koppers Holdings Inc.	56	1,168
Livent Corporation (a)	480	14,704
Materion Corporation	55	4,414
MATIV Holdings, Inc.	146	3,220
Mercer International Inc.	107	1,320
Minerals Technologies Inc.	86	4,256
Myers Industries, Inc.	100	1,645
O-I Glass, Inc. (a)	417	5,404
Olympic Steel, Inc.	25	562
Quaker Chemical Corporation	36	5,251
Rayonier Advanced Materials Inc. (a)	175	553
Stepan Company	57	5,312
SunCoke Energy, Inc.	225	1,309
Sylvamo Corporation	89	3,012
TimkenSteel Corporation (a)	110	1,644
Tredegar Corporation	66	625
Trinseo Public Limited Company	93	1,710
Warrior Met Coal, Inc.	139	3,945
		118,757
Consumer Staples 4.9%
B&G Foods, Inc. (c)	190	3,141
Calavo Growers, Inc.	48	1,537
Cal-Maine Foods, Inc.	101	5,619
Central Garden & Pet Company (a)	27	968
Central Garden & Pet Company - Class A (a)	110	3,741
Del Monte Fresh Produce Company	83	1,922
e.l.f. Beauty, Inc. (a)	133	5,005
Edgewell Personal Care Colombia S A S	139	5,195
Hostess Brands, Inc. - Class A (a)	367	8,539
Inter Parfums, Inc.	48	3,617
J & J Snack Foods Corp.	40	5,178
John B. Sanfilippo & Son, Inc.	24	1,824
Medifast, Inc.	30	3,201
MGPI Processing, Inc. (c)	41	4,318
National Beverage Corp. (a)	63	2,428
PriceSmart, Inc.	67	3,832
Seneca Foods Corporation - Class A (a)	15	764
Spartannash Company	96	2,786
The Andersons, Inc.	85	2,643
The Chefs' Warehouse, Inc. (a)	91	2,639
The Hain Celestial Group, Inc. (a)	240	4,049
The Simply Good Foods Company (a)	229	7,311
Tootsie Roll Industries, Inc.	49	1,628
Treehouse Foods, Inc. (a)	136	5,753
United Natural Foods, Inc. (a)	156	5,368
Universal Corporation	66	3,046
USANA Health Sciences, Inc. (a)	30	1,680
Vector Group Ltd.	355	3,132
WD-40 Company	37	6,429
		107,293
Energy 4.6%
Archrock, Inc.	362	2,324
Bristow Holdings U.S. Inc. (a)	63	1,483
Callon Petroleum Company (a)	137	4,788
Civitas Resources, Inc.	140	8,036
CONSOL Energy Inc. (a)	88	5,652
Core Laboratories N.V.	126	1,697
DMC Global Inc. (a)	51	815
Dorian LPG Ltd.	82	1,117
Dril-Quip, Inc. (a)	93	1,821
Green Plains Inc. (a)	155	4,500
Helix Energy Solutions Group, Inc. (a)	382	1,474
Helmerich & Payne, Inc.	282	10,411
Laredo Petroleum, Inc. (a)	46	2,869
Nabors Industries Ltd (a)	24	2,443
Oceaneering International, Inc. (a)	270	2,153
Oil States International, Inc. (a)	174	675
Par Pacific Holdings, Inc. (a)	147	2,415
Patterson-UTI Energy, Inc.	579	6,766
PBF Energy Inc. - Class A (a)	287	10,093
Propetro Holding Corp. (a)	234	1,882
Ranger Oil Corporation - Class A	53	1,677
REX American Resources Corporation (a)	43	1,205
RPC, Inc.	215	1,493
SM Energy Company	328	12,349

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Talos Energy Inc. (a)	173	2,877
U.S. Silica Holdings, Inc. (a)	202	2,212
World Fuel Services Corporation	166	3,894
		99,121
Utilities 2.2%
American States Water Company	99	7,727
Avista Corporation	194	7,202
California Water Service Group	146	7,670
Chesapeake Utilities Corporation	47	5,473
Middlesex Water Company	48	3,671
Northwest Natural Holding Company	93	4,023
South Jersey Industries, Inc.	328	10,963
Unitil Corporation	43	1,992
		48,721
Communication Services 2.1%
AMC Networks, Inc. - Class A (a)	75	1,524
ATN International, Inc.	29	1,126
Cars.com Inc. (a)	169	1,947
Cinemark Holdings, Inc. (a)	285	3,451
Cogent Communications Holdings, Inc.	114	5,951
Consolidated Communications Holdings, Inc. (a)	196	814
Gannett Co., Inc. (a) (c)	394	603
Intelsat Inflight LLC (a)	176	2,130
QuinStreet, Inc. (a)	139	1,455
Scholastic Corporation	81	2,480
Shenandoah Telecommunications Company	136	2,306
Shutterstock, Inc.	64	3,205
TechTarget, Inc. (a)	72	4,292
Telephone and Data Systems, Inc.	266	3,696
The E.W. Scripps Company - Class A (a)	156	1,756
The Marcus Corporation (a) (c)	62	859
Thryv Holdings, Inc. (a)	80	1,824
Yelp Inc. (a)	187	6,344
		45,763
Total Common Stocks (cost $2,779,913)		2,148,664
INVESTMENT COMPANIES 0.6%
iShares S&P Small-Cap Fund	158	13,792
Total Investment Companies (cost $14,359)		13,792
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 2.88% (b) (d)	22,236	22,236
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (b) (d)	5,180	5,180
Total Short Term Investments (cost $27,416)		27,416
Total Investments 100.9% (cost $2,821,688)		2,189,872
Other Derivative Instruments(0.0)%		(79)
Other Assets and Liabilities, Net (0.9)%		(19,202)
Total Net Assets 100.0%		2,170,591

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Small Cap Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	4,707	—	106	372	(37)	(1,674)	2,890	0.1
Apollo Medical Holdings, Inc.	7,622	222	171	—	(23)	(3,556)	4,094	0.2
	12,329	222	277	372	(60)	(5,230)	6,984	0.3

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	128	December 2022	12,047	(79)	(1,360)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,148,664	—	—	2,148,664
Investment Companies	13,792	—	—	13,792
Short Term Investments	27,416	—	—	27,416
	2,189,872	—	—	2,189,872
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,360)	—	—	(1,360)
	(1,360)	—	—	(1,360)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 45.0%
Financials 10.2%
10X Capital Venture Acquisition Corp. II - Class A (a)	21	206
10X Capital Venture Acquisition Corp. III - Class A (a)	20	202
26 Capital Acquisition Corp. - Class A (a)	19	190
5:01 Acquisition Corp. - Class A (a)	7	68
7GC & Co. Holdings Inc. - Class A (a)	21	206
Accelerate Acquisition Corp. (a)	—	—
Accelerate Acquisition Corp. - Class A (a)	41	404
Achari Ventures Holdings Corp. I (a)	18	181
Adit Edtech Acquisition Corp. (a)	13	125
African Gold Acquisition Corp. (a)	2	19
African Gold Acquisition Corp. - Class A (a)	31	309
AfterNext HealthTech Acquisition Corp. - Class A (a)	39	381
Agile Growth Corp. (a)	13	126
Agricultural Bank of China Limited - Class H	315	94
Alleghany Corporation (a)	4	3,525
Alpha Partners Technology Merger Corp. (a)	—	4
Alpha Partners Technology Merger Corp. - Class A (a)	21	205
ALSP Orchid Acquisition Corporation I - Class A (a)	19	194
Altenergy Acquisition Corp. (a)	6	60
Altimar Acquisition Corp. III (a)	8	76
Altimeter Growth Corp. 2 - Class A (a)	12	119
American International Group, Inc.	56	2,635
Andretti Acquisition Corp. - Class A (a)	6	65
Angel Pond Holdings Corporation - Class A (a)	10	101
Aon Global Limited - Class A	8	2,138
Apollo Strategic Growth Capital II (a) (b)	2	22
Ares Acquisition Corp. (a)	5	53
Ares Acquisition Corp. - Class A (a)	19	187
Arrowroot Acquisition Corp. - Class A (a)	35	346
Artemis Strategic Investment Corp. - Class A (a)	20	203
ARYA Sciences Acquisition Corp IV - Class A (a)	5	51
Arya Sciences Acquisition Corp. - Class A (a)	19	190
Ascendant Digital Acquisition Corp. III - Class A (a)	18	182
Astrea Acquisition Corp. - Class A (a)	20	200
Athena Consumer Acquisition Corp. (a)	4	40
Athlon Acquisition Corp. - Class A (a)	20	195
Atlantic Coastal Acquisition Corp. - Class A (a)	31	304
Atlantic Coastal Acquisition Corp. II (a)	5	46
Atlas Crest Investment Corp. II - Class A (a)	29	283
Ault Disruptive Technologies Corporation (a)	6	47
Aurora Acquisition Corp. - Class A (a)	7	70
Avanti Acquisition Corp. - Class A (a)	13	125
Avista Public Acquisition Corp. II - Class A (a)	20	205
Axonprime Infrastructure Acquisition Corporation - Class A (a)	—	—
Banco do Brasil S.A (a)	333	2,370
Bank of Chengdu Co., Ltd. - Class A	811	1,869
Bank of Hawaii Corporation	32	2,436
Belong Acquisition Corp. - Class A (a)	3	26
Bilander Acquisition Corp. - Class A (a)	21	202
Biotech Acquisition Company - Class A (a)	20	202
Blue Whale Acquisition Corp I - Class A (a)	13	125
BOA Acquisition Corp. - Class A (a)	18	180
Broadscale Acquisition Corp. - Class A (a)	48	474
Burtech Acquisition Corp. (a)	14	140
BYTE Acquisition Corp. - Class A (a)	4	38
C5 Acquisition Corporation (a)	3	36
Carney Technology Acquisition Corp. II - Class A (a)	1	10
Cartesian Growth Corp. - Class A (a)	5	52
Cartesian Growth Corporation II (a)	10	97
Catalyst Partners Acquisition Corp. - Class A (a)	45	447
CC Neuberger Principal Holdings III - Class A (a)	27	272
Chain Bridge I - Class A (a)	9	94
China Construction Bank Corporation - Class H	157	90
Churchill Capital Corp VII (a)	8	79
Churchill Capital Corp VII - Class A (a)	41	406
CIIG Capital Partners II, Inc. (a)	14	135
CIIG Capital Partners II, Inc. - Class A (a)	24	242
Citigroup Inc.	47	1,944
Class Acceleration Corp. - Class A (a)	11	110
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	18	173
Colicity Inc. (a)	17	171
Colonnade Acquisition Corp. II - Class A (a)	41	406
Concessionaria Auto Raposo Tavares S/A - Class A (a)	11	106
Concord Acquisition Corp. II - Class A (a)	45	438
CONX Corp. - Class A (a)	29	292
Conyers Park III Acquisition Corp. - Class A (a)	21	200
Corazon Capital V838 Monoceros Corp - Class A (a)	20	200
COVA Acquisition Corp. - Class A (a)	4	36
Cowen Inc. - Class A	11	427
Crucible Acquisition Corporation - Class A (a)	24	236
D And Z Media Acquisition Corp. - Class A (a)	3	29
DA32 Life Science Tech Acquisition Corp. - Class A (a)	7	71
Decarbonization Plus Acquisition Corporation IV - Class A (a)	27	273
DHC Acquisition Corporation - Class A (a)	28	273
Diamondhead Holdings Corp. - Class A (a)	33	328
Digital Transformation Opportunities Corp. (a)	1	8
Digital Transformation Opportunities Corp. - Class A (a)	29	283
Direct Selling Acquisition Corp. (a)	5	51
Disruptive Acquisition Corporation I (a)	13	133
dMY Technology Group, Inc. VI - Class A (a)	24	243
Dragoneer Growth Opportunities Corp. III - Class A (a)	45	440
Elliott Opportunity II Corp. (a)	3	33
Elliott Opportunity II Corp. - Class A (a)	18	173
Enphys Acquisition Corp. - Class A (a)	165	1,606
Enterprise 4.0 Technology Acquisition Corp. (a)	6	60
ESGEN Acquisition Corp (a)	7	70
ESM Acquisition Corporation (a)	—	—
Eucrates Biomedical Acquisition Corp. (a)	—	—
EVe Mobility Acquisition Corp - Class A (a)	10	98
ExcelFin Acquisition Corp. (a)	6	59
ExcelFin Acquisition Corp. - Class A (a)	18	181
Far Peak Acquisition Corp. - Class A (a)	21	203
Fat Projects Acquisition Corp - Class A (a)	28	282
Fifth Wall Acquisition Corp. III - Class A (a)	20	201
Figure Acquisition Corp. I - Class A (a)	7	64
Finserv Acquisition Corp. II (a)	4	41
Finserv Acquisition Corp. II - Class A (a)	7	70
Fintech Acquisition Corp. VI (a)	8	84
Fintech Acquisition Corp. VI - Class A (a)	16	157
FinTech Evolution Acquisition Group - Class A (a)	7	73
First Horizon Corporation	274	6,276
Flagstar Bancorp, Inc.	4	145
Flame Acquisition Corp. (a)	13	133
Flame Acquisition Corp. - Class A (a)	13	130
Focus Impact Acquisition Corp. - Class A (a)	12	117
Forest Road Acquisition Corp. II (a)	13	132
Fortress Value Acquisition Corp. III (a)	4	39
Fortress Value Acquisition Corp. III - Class A (a)	45	445
Fortress Value Acquisition Corp. IV (a)	5	52
Fortress Value Acquisition Corp. IV - Class A (a)	21	203
Forum Merger IV Corporation - Class A (a)	13	129
FTAC Athena Acquisition Corp. - Class A (a)	20	199
FTAC Emerald Acquisition Corp. (a)	20	194
FTAC Hera Acquisition Corp. (a)	1	13
FTAC Hera Acquisition Corp. - Class A (a)	8	82
FTAC Parnassus Acquisition Corp. - Class A (a)	45	442
FTAC Zeus Acquisition Corp. (a)	4	39
Fusion Acquisition Corp. II (a)	12	115
G Squared Ascend I Inc. - Class A (a)	35	348
G Squared Ascend II, Inc. (a)	7	71
Gesher I Acquisition Corp (a)	6	60
Glass Houses Acquisition Corp. - Class A (a)	2	24
Glenfarne Merger Corp. (a)	13	132
Glenfarne Merger Corp. - Class A (a)	20	192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Global Partner Acquisition Corporation II (a)	5	50
Global Partner Acquisition Corporation II - Class A (a)	3	33
Goal Acquisitions Corp. (a)	47	467
Golden Arrow Merger Corp. (a)	13	132
Gores Holdings IX, Inc. - Class A (a)	13	122
Gores Holdings VII, Inc. (a)	—	1
Gores Holdings VII, Inc. - Class A (a)	45	444
Gores Holdings VIII, Inc. - Class A (a)	3	27
Gores Technology Partners II, Inc. (a)	—	1
Gores Technology Partners II, Inc. - Class A (a)	20	200
Gores Technology Partners, Inc. - Class A (a)	40	398
Green Visor Financial Technology Acquisition Corp. I - Class A (a)	19	194
Group Nine Acquisition Corp. - Class A (a)	20	195
Groupe Bruxelles Lambert - Groep Brussel Lambert	26	1,804
GSR II Meteora Acquisition Corp. - Class A (a)	—	—
GX Acquisition Corp. II - Class A (a)	7	69
Health Assurance Acquisition Corp. - Class A (a)	21	206
Healthcare Services Acquisition Corporation - Class A (a)	28	282
Hennessy Capital Investment Corp. VI - Class A (a)	22	217
HH&L Acquisition Co. - Class A (a)	13	131
Highland Transcend Partners I Corp. - Class A (a)	16	159
Horizon Acquisition Corp II - Class A (a)	17	174
Hudson Executive Investment Corp. II - Class A (a)	10	99
Hudson Executive Investment Corp. III (a)	13	132
Hudson Executive Investment Corp. III - Class A (a)	28	271
Industrial and Commercial Bank of China Limited - Class H	204	95
Infinite Acquisition Corp. (a)	5	49
INSU Acquisition Corp III - Class A (a)	21	205
Interprivate II Acquisition Corp. (a)	—	—
Interprivate II Acquisition Corp. - Class A (a)	3	29
Interprivate III Financial Partners Inc. - Class A (a)	3	29
Interprivate IV Infratech Partners Inc. (a)	10	100
Interprivate IV Infratech Partners Inc. - Class A (a)	10	94
ION Acquisition Corp. 3 Ltd. - Class A (a)	18	174
Jack Creek Investment Corp. - Class A (a)	14	140
JATT Acquisition Corp - Class A (a)	11	108
Jaws Hurricane Acquisition Corp - Class A (a)	16	154
Jaws Juggernaut Acquisition Corp. (a)	12	117
Jaws Juggernaut Acquisition Corp. - Class A (a)	33	320
Jaws Mustang Acquisition Corp. - Class A (a)	51	503
Jefferies Financial Group Inc.	61	1,810
Jiangsu Changshu Rural Commercial Bank Co., Ltd. - Class A	471	526
KB Financial Group Inc.	7	202
Kensington Capital Acquisition Corp. V (a)	33	338
Kensington Capital Acquisition Corp. V - Class A (a)	17	164
Khosla Ventures Acquisition Co III - Class A (a)	25	246
Khosla Ventures Acquisition Co. - Class A (a)	37	365
Kiatnakin Phatra Bank Public Company Limited - NVDR	1,000	1,812
Kismet Acquisition Three Corp. (a)	13	133
Kismet Acquisition Three Corp. - Class A (a)	25	252
KKR Acquisition Holdings I Corp. - Class A (a)	30	291
KL Acquisition Corp. - Class A (a)	93	916
L Catterton Asia Acquisition Corp - Class A (a)	20	201
Landcadia Holdings IV Inc. (a)	13	132
Landcadia Holdings IV Inc. - Class A (a)	18	172
LAVA Medtech Acquisition Corp. - Class A (a)	10	101
Lazard Growth Acquisition Corp. I (a)	—	4
Lazard Growth Acquisition Corp. I (a)	41	409
LDH Growth Corp I - Class A (a)	21	205
Lead Edge Growth Opportunities, Ltd (a)	1	12
Lead Edge Growth Opportunities, Ltd - Class A (a)	58	580
Leo Holdings Corp. II - Class A (a)	17	165
Liberty Media Acquisition Corporation - Series A (a)	27	266
Live Oak Crestview Climate Acquisition Corp. (a)	21	201
Live Oak Mobility Acquisition Corp. - Class A (a)	10	96
Logistics Innovation Technologies Corp. - Class A (a)	30	292
LPL Financial Holdings Inc.	16	3,479
M3-Brigade Acquisition II Corp. (a)	12	117
M3-Brigade Acquisition II Corp. - Class A (a)	17	170
Macondray Capital Acquisition Corp. I (a)	19	192
Macondray Capital Acquisition Corp. I - Class A (a)	20	205
Magnum Opus Acquisition Limited - Class A (a)	17	171
MarketWise, Inc. - Class A (a)	7	16
Mason Industrial Technology, Inc. (a)	27	263
MDH Acquisition Corp. - Class A (a)	27	266
Medicus Sciences Acquisition Corp. - Class A (a)	9	89
Medtech Acquisition Corporation - Class A (a)	16	162
Metals Acquisition Corp. - Class A (a)	6	58
Mission Advancement Corp. (a)	8	78
Mizrahi-Tefahot Bank Ltd.	23	805
Monument Circle Acquisition Corp. (a)	1	7
Moody's Corporation	12	2,850
Mount Rainier Acquisition Corp. (a)	19	189
MSD Acquisition Corp. - Class A (a)	19	189
Newcourt Acquisition Corp. (a)	8	82
Newcourt Acquisition Corp. - Class A (a)	4	39
North Mountain Merger Corp. - Class A (a)	21	207
Northern Genesis Acquisition Corp. III (a)	18	173
Northern Star Investment Corp. III (a)	6	58
Northern Star Investment Corp. III - Class A (a)	6	63
Northern Star Investment Corp. IV (a)	5	45
Omega Alpha SPAC - Class A (a)	9	90
One Equity Partners Open Water I Corp. (a)	25	245
Onyx Acquisition Co. I - Class A (a)	10	98
Orion Acquisition Corp. (a)	3	27
Patria Latin American Opportunity Acquisition Corp. (a)	2	16
Pepperlime Health Acquisition Corp. - Class A (a)	2	22
Peridot Acquisition Corp. II (a)	8	75
Peridot Acquisition Corp. II - Class A (a)	18	175
Phoenix Biotech Acquisition Corp. (a)	6	60
Phoenix Biotech Acquisition Corp. - Class A (a)	20	205
Pine Technology Acquisition Corp. - Class A (a) (c)	13	124
Pivotal Investment Corporation III - Class A (a)	29	281
Plum Acquisition Corp. I (a)	10	103
Plum Acquisition Corp. I - Class A (a)	7	72
Pono Capital Corp. - Class A (a)	10	97
Portage Fintech Acquisition Corporation - Class A (a)	8	77
Post Holdings Partnering Corporation - Series A (a)	34	332
PowerUp Acquisition Corp. (a)	1	7
Primavera Capital Acquisition Corp. - Class A (a)	28	275
Primerica, Inc.	46	5,740
Project Energy Reimagined Acquisition Corp. - Class A (a)	15	146
PROOF Acquisition Corp I (a)	16	156
Proptech Investment Corporation II - Class A (a)	2	20
PT Bank Mandiri (Persero) Tbk.	4,233	2,616
Pyrophyte Acquisition Corp. (a)	8	80
Pyrophyte Acquisition Corp. - Class A (a)	20	206
Recharge Acquisition Corp. - Class A (a)	33	331
Revolution Healthcare Acquisition Corp. - Class A (a)	74	725
RHB Bank Berhad	951	1,140
RMG Acquisition Corp. III - Class A (a)	21	206
Rocket Internet Growth Opportunities Corp. - Class A (a)	16	162
Ross Acquisition Corp. II (a)	2	25
RXR Acquisition Corp. (a)	—	1
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	5,262
SCP & Co Healthcare Acquisition Company (a)	5	49
Screaming Eagle Acquisition Corp. - Class A (a)	36	346
Seaport Calibre Materials Acquisition Corp. - Class A (a)	9	95
SEI Investments Company	39	1,916
Semper Paratus Acquisition Corp. (a)	8	80
Semper Paratus Acquisition Corp. - Class A (a)	8	77
Shelter Acquisition Corporation I (a) (d)	2	—
Shelter Acquisition Corporation I (a)	16	156
Signature Bank	1	140
Silver Spike Acquisition Corp II - Class A (a)	1	14
SilverSPAC Inc. - Class A (a)	2	18
Simon Property Group Acquisition Holdings, Inc. (a)	17	171
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	26	257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
SinoPac Financial Holdings Company Limited	408	221
Sizzle Acquisition Corp. (a)	27	275
Slam Corp. (a)	8	76
Slam Corp. - Class A (a)	31	304
Soar Technology Acquisition Corp. (a)	3	35
Soar Technology Acquisition Corp. - Class A (a)	—	3
Social Capital Hedosophia Holdings Corp. IV - Class A (a)	19	194
Social Capital Hedosophia Holdings Corp. VI - Class A (a)	65	655
Social Capital Suvretta Holdings Corp. II - Class A (a)	24	239
Social Leverage Acquisition Corp. I - Class A (a)	28	276
Sound Point Acquisition Corp I Ltd (a)	2	20
Sports Ventures Acquisition Corp. - Class A (a)	12	119
SportsTek Acquisition Corp. - Class A (a)	3	30
Stratim Cloud Acquisition Corp. (a)	7	71
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	77	767
Sustainable Development Acquisition I Corp. - Class A (a)	7	71
SVF Investment Corp. - Class A (a)	45	448
SVF Investment Corp. 2 - Class A (a)	33	327
Tailwind International Acquisition Corp. - Class A (a)	39	386
Target Global Acquisition I Corp. (a)	18	178
TCV Acquisition Corp. - Class A (a)	38	368
TCW Special Purpose Acquisition Corp (a)	1	12
Thanachart Capital Public Company Limited	455	466
Thrive Acquisition Corporation - Class A (a)	15	149
Thunder Bridge Capital Partners III, Inc. - Class A (a)	19	184
Tiga Acquisition Corp. (a)	44	452
Tio Tech A (a)	3	32
Tio Tech A - Class A (a)	17	168
TLG Acquisition One Corp. (a)	13	132
TLGY Acquisition Corporation - Class A (a)	30	305
TortoiseEcofin Acquisition Corp. III - Class A (a)	29	283
TPG Pace Beneficial Finance Corp. - Class A (a)	—	1
TPG Pace Beneficial II Corp. - Class A (a)	32	316
Twelve Seas Investment Company II (a)	13	127
Twelve Seas Investment Company II - Class A (a)	28	271
United Overseas Bank Limited	30	547
Vector Acquisition Corp. II - Class A (a)	22	214
Viscogliosi Brothers Acquisition Corp. (a)	6	59
VPC Impact Acquisition Holdings II - Class A (a)	28	281
W. R. Berkley Corporation	84	5,393
Warburg Pincus Capital Corporation I-A - Class A (a)	28	283
Warburg Pincus Capital Corporation I-B - Class A (a)	28	275
Wells Fargo & Company	52	2,081
Williams Rowland Acquisition Corp. (a)	10	105
Woori Financial Group Inc.	229	1,705
Zimmer Energy Transition Acquisition Corp. - Class A (a)	12	117
		113,768
Information Technology 10.1%
Accton Technology Corporation	460	3,930
Adyen B.V. (a) (e)	3	3,474
Analog Devices, Inc.	21	2,943
Asia Vital Components Co., Ltd.	32	112
Avalara, Inc. (a) (f)	70	6,470
Block, Inc. - Class A (a)	37	2,048
Broadcom Inc.	5	2,373
BTRS Holdings Inc. (a) (f)	70	650
CDW Corp.	23	3,549
Cielo S.A.	4,266	4,270
Clearwater Analytics Holdings, Inc. - Class A (a) (c)	243	4,080
Compeq Manufacturing Co., Ltd.	600	851
Computer Services, Inc.	15	820
EVERTEC, Inc.	170	5,335
EVO Payments, Inc. - Class A (a)	59	1,974
Intuit Inc.	6	2,474
Jack Henry & Associates, Inc.	17	3,100
Lotes Co., Ltd	98	2,344
Micron Technology, Inc.	16	821
MoneyGram International, Inc. (a)	111	1,156
Nanya Technology Corporation	1,068	1,643
nCino, Inc. (a) (c)	123	4,208
NXP Semiconductors N.V.	6	901
Oracle Corporation	146	8,904
Ping Identity Holding Corp. (a) (f)	2	70
Primax Electronics Ltd	303	609
Riverbed Restructure (a) (d)	6	6
Rogers Corporation (a)	16	3,954
Salesforce, Inc. (a)	36	5,219
Sierra Wireless, Inc. (a)	—	15
Silicon Motion, Inc. - ADR	43	2,795
SK Hynix Inc.	47	2,735
Switch, Inc. - Class A	118	3,979
TE Connectivity Ltd. (e)	25	2,714
The Trade Desk, Inc. - Class A (a)	47	2,798
Tower Semiconductor Ltd. (a)	23	1,025
Visa Inc. - Class A	63	11,208
VMware, Inc. - Class A (a)	34	3,667
Wiwynn Corporation	5	127
Zendesk, Inc. (a) (f)	33	2,500
		111,851
Health Care 5.7%
1Life Healthcare, Inc. (a) (f)	216	3,696
Aerie Pharmaceuticals, Inc. (a)	1	9
Biohaven Pharmaceutical Holding Company Ltd. (a)	43	6,468
Change Healthcare Inc. (a)	166	4,554
ChemoCentryx, Inc. (a)	6	287
Covetrus, Inc. (a)	2	41
Doximity, Inc. - Class A (a)	101	3,057
Global Blood Therapeutics, Inc. (a) (f)	22	1,523
Hanger, Inc. (a)	2	35
Hangzhou Tigermed Consulting Co., Ltd - Class H (e)	102	823
Icon Public Limited Company (a)	2	276
LHC Group, Inc. (a)	27	4,464
Life Healthcare Group Holdings	153	145
Novartis AG - ADR	117	8,860
Novo Nordisk A/S - ADR	28	2,815
Osstem Implant Co., Ltd. (c)	20	1,578
Pegavision Corporation	52	604
Pharmaron Beijing Co., Ltd. - Class H (e)	31	151
Regeneron Pharmaceuticals, Inc. (a)	14	9,914
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	36	610
Signify Health, Inc. - Class A (a) (f)	19	546
Silk Road Medical, Inc. (a)	53	2,367
SillaJen Inc (a) (d)	3	7
The Cooper Companies, Inc.	11	2,803
Vertex Pharmaceuticals Incorporated (a)	20	5,818
Zoetis Inc. - Class A	15	2,242
		63,693
Communication Services 5.2%
Activision Blizzard, Inc.	42	3,140
Alphabet Inc. - Class A (a)	112	10,795
Alphabet Inc. - Class C (a)	118	11,299
Bharti Airtel Limited	8	41
Bharti Airtel Limited	64	629
Charter Communications, Inc. - Class A (a)	5	1,558
Comcast Corporation - Class A	93	2,715
Eletromidia S.A. (a)	700	1,405
Intelsat Jackson Holdings, Ltd. (a) (d)	3	87
JYP Entertainment Corporation	10	413
Mediaalpha, Inc. - Class A (a)	185	1,615
Meta Platforms, Inc. - Class A (a)	75	10,229
MGM Holdings, Inc. - Class A (a) (d)	6	22
Netflix, Inc. (a)	31	7,237
NEXON Co., Ltd.	26	457
Nintendo Co., Ltd.	14	567
Shaw Communications Inc. - Class B	53	1,280
Tegna Inc.	138	2,847
Twitter, Inc. (a)	44	1,909
		58,245

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Industrials 4.0%
Atlas Air Worldwide Holdings, Inc. (a)	49	4,668
China State Construction Engineering Corporation Limited - Class A	2,734	1,979
Expeditors International of Washington, Inc.	9	814
Ferguson PLC	8	808
HIWIN Technologies Corp.	103	573
Howmet Aerospace Inc.	37	1,158
Korean Air Lines Co., Ltd. (a)	48	740
Lennox International Inc.	11	2,381
LG Corp.	19	1,001
Localiza Rent A Car S/A	107	1,206
Microvast Holdings, Inc. (a)	30	54
Nielsen Holdings PLC	66	1,822
Old Dominion Freight Line, Inc.	15	3,640
Safran	12	1,115
Samsung C&T Corporation	9	665
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	772	2,252
Singapore Airlines Limited (a) (c)	183	647
TangShan Port Group Co., Ltd. - Class A	666	242
The Boeing Company (a)	81	9,789
TransUnion	38	2,245
Uber Technologies, Inc. (a)	23	606
Univar Solutions Inc. (a)	44	1,011
Verisk Analytics, Inc.	21	3,601
Westinghouse Air Brake Technologies Corporation	14	1,132
Xiamen Xiangyu Co., Ltd. - Class A	170	200
		44,349
Consumer Staples 3.4%
American Beverage Co Ambev - ADR	1,533	4,338
Arca Continental S.A.B. de C.V.	244	1,760
Chacha Food Company, Limited - Class A	71	459
Grupo Bimbo S.A.B. de C.V. - Class A	185	652
Herbalife Nutrition Ltd. (a)	21	423
Hitejinro Co., Ltd.	37	688
Industrias Bachoco SAB S.A De C.V - Class B	88	344
JDE Peet's N.V.	53	1,540
Kweichow Moutai Co., Ltd. - Class A	8	1,977
Lamb Weston Holdings, Inc.	84	6,511
Minerva S.A.	342	794
Monster Beverage 1990 Corporation (a)	116	10,072
Orion Incorporation	18	1,273
Pick N Pay Stores	64	196
PT Indofood CBP Sukses Makmur TBK	607	345
PT Indofood Sukses Makmur Tbk	835	330
Sendas Distribuidora S/A	554	1,804
Shoprite Holdings (c)	46	554
TPCO Holding Corp. - Class A (a)	25	15
WH Group Limited (e)	3,854	2,427
Yunnan Botanee Bio-Technology Group Co. Ltd - Class A	31	745
		37,247
Consumer Discretionary 3.3%
Alibaba Group Holding Limited (a) (e)	52	522
Alibaba Group Holding Limited - ADR (a)	32	2,525
Amazon.com, Inc. (a)	130	14,703
CarMax, Inc. (a)	16	1,069
Cazoo Group Ltd - Class A (a)	31	14
Compagnie Financiere Richemont SA	9	826
CW Travel Holdings (a) (d)	2	15
Delivery Hero SE (a) (e)	7	262
Entain PLC	42	497
Fix Price Group Ltd - GDR (d) (e)	38	—
Flutter Entertainment Public Limited Company (a)	5	537
Hankook Tire & Technology Co,. Ltd.	16	387
Jumbo S.A. - Class R	29	389
Just Eat Takeaway.Com N.V. (a) (e)	13	195
Marriott International, Inc. - Class A	7	921
Pool Corporation	9	2,997
Prosus N.V. - Class N	30	1,553
Sportsman's Warehouse Holdings, Inc. (a)	16	134
Tenneco Inc. - Class A (a)	38	656
Terminix Global Holdings, Inc. (a)	36	1,371
The Home Depot, Inc.	13	3,591
Under Armour, Inc. - Class A (a)	313	2,079
Yum China Holdings, Inc.	42	2,001
		37,244
Materials 1.3%
Alpek S.A.B. de C.V.	183	238
Chengdu Wintrue Holding Co., Ltd. - Class A	138	233
Fufeng Group Limited	1,795	916
Glencore PLC	405	2,133
HeidelbergCement AG	13	523
Indorama Ventures Public Company Limited	264	272
International Flavors & Fragrances Inc.	21	1,872
Lafarge	75	3,078
Petronas Chemicals Group Berhad	752	1,360
Rianlon Corporation - Class A	212	1,629
The Scotts Miracle-Gro Company	35	1,509
Turquoise Hill Resources Ltd. (a)	18	544
		14,307
Real Estate 1.2%
AP (Thailand) Public Company Limited - NVDR	7,020	1,763
Bluerock Residential Growth REIT, Inc. - Class A	29	784
Greentown China Holdings Limited	203	380
Lamar Advertising Company - Class A	49	4,047
Store Capital Corporation (f)	131	4,117
Supalai Public Company Limited - NVDR	2,182	1,094
Swire Pacific Limited - Class A	82	615
Vornado Realty Trust	11	266
		13,066
Energy 0.4%
Berry Corporation (Bry)	4	27
Euronav	7	114
GS Holdings Corp.	67	1,940
Gulfport Energy Operating Corporation (a)	7	625
Kinder Morgan, Inc.	69	1,144
McDermott International, Inc. (a)	469	212
McDermott International, Inc. (a)	52	23
Reliance Industries Limited	8	226
		4,311
Utilities 0.2%
FirstEnergy Corp.	29	1,083
PG&E Corporation (a)	33	414
Power Grid Corporation of India Limited	83	216
		1,713
Total Common Stocks (cost $534,454)		499,794
CORPORATE BONDS AND NOTES 26.3%
Information Technology 3.9%
8X8, Inc.
4.00%, 02/01/28 (g) (h)	1,157	967
Affirm Holdings, Inc.
0.00%, 11/15/26 (g) (h) (i)	1,477	901
Altair Engineering Inc.
1.75%, 06/15/27 (g) (h)	783	701
Alteryx, Inc.
0.50%, 08/01/24 (g)	570	515
AMS-Osram AG
2.13%, 11/03/27, EUR (e) (g)	2,200	1,429
Avalara, Inc.
0.25%, 08/01/26 (g)	2,250	2,173
Bentley Systems, Incorporated
0.38%, 07/01/27 (g)	1,109	851
Blackline, Inc.
0.00%, 03/15/26 (g) (i)	550	446
Castle United States Holding Corporation
9.50%, 02/15/28 (h)	365	272
Change Healthcare Finance, Inc.
5.75%, 03/01/25 (h)	1,247	1,241
Cloudflare, Inc.
0.00%, 08/15/26 (g) (i)	651	509
Confluent, Inc.
0.00%, 01/15/27 (g) (h) (i)	1,676	1,221
Coupa Software Incorporated
0.13%, 06/15/25 (g)	2,008	1,699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
0.38%, 06/15/26 (g)	1,683	1,295
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (g) (h) (i)	2,823	2,071
DocuSign, Inc.
0.00%, 01/15/24 (g) (i)	138	129
Dye & Durham Limited
3.75%, 03/01/26, CAD (g) (h)	2,265	1,287
Endure Digital, Inc.
6.00%, 02/15/29 (h)	370	245
Envestnet, Inc.
0.75%, 08/15/25 (g)	1,825	1,531
Everbridge, Inc.
0.13%, 12/15/24 (g)	1,790	1,591
Guidewire Software, Inc.
1.25%, 03/15/25 (g)	1,730	1,564
I3 Verticals, LLC
1.00%, 02/15/25 (g)	1,012	885
Infinera Corporation
3.75%, 08/01/28 (e) (g)	208	208
Mitek Systems, Inc.
0.75%, 02/01/26 (g)	1,520	1,242
MoneyGram International, Inc.
5.38%, 08/01/26 (h)	1,937	1,898
Nutanix, Inc.
0.25%, 10/01/27 (g) (h)	968	731
Okta, Inc.
0.13%, 09/01/25 (g)	104	87
Palo Alto Networks, Inc.
0.75%, 07/01/23 (g)	3,056	5,684
PAR Technology Corporation
1.50%, 10/15/27 (g)	1,313	986
Repay Holdings Corporation
0.00%, 02/01/26 (g) (h) (i)	1,671	1,185
RingCentral, Inc.
0.00%, 03/01/25 (g) (i)	818	687
Shift4 Payments, LLC
0.00%, 12/15/25 (g) (i)	2,120	1,888
Shopify Inc.
0.13%, 11/01/25 (g)	916	758
Unity Software Inc.
0.00%, 11/15/26 (g) (h) (i)	651	474
Veeco Instruments Inc.
3.75%, 06/01/27 (g)	1,844	2,794
Veritone, Inc.
1.75%, 11/15/26 (g) (h)	1,029	627
Virtusa Corporation
7.13%, 12/15/28 (h)	195	146
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (g)	1,100	1,019
		43,937
Health Care 3.9%
1Life Healthcare, Inc.
3.00%, 06/15/25 (g)	1,422	1,372
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (g)	193	190
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (g)	441	862
Aurora Cannabis Inc.
5.50%, 02/28/24 (g)	1,338	1,223
Avadel Finance Cayman Limited
4.50%, 02/01/23 (g)	1,013	948
4.50%, 10/02/23 (g)	888	756
Bausch Health Companies Inc.
5.50%, 11/01/25 (h)	160	128
6.25%, 02/15/29 (h)	620	232
7.25%, 05/30/29 (h)	220	84
5.25%, 01/30/30 (h)	1,020	386
Centene Corporation
4.25%, 12/15/27	50	46
4.63%, 12/15/29	20	18
Coherus Biosciences, Inc.
1.50%, 04/15/26 (g)	1,882	1,490
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (g)	1,545	1,333
CommonSpirit Health
4.35%, 11/01/42	130	102
3.82%, 10/01/49	60	44
Community Health Systems, Inc.
6.88%, 04/15/29 (h)	135	65
Cutera, Inc.
2.25%, 03/15/26 (g)	584	912
2.25%, 06/01/28 (g) (h)	1,281	1,370
Dynavax Technologies Corporation
2.50%, 05/15/26 (g)	1,965	2,492
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (a) (h) (j)	175	138
Envista Holdings Corporation
2.38%, 06/01/25 (g)	1,541	2,556
Gossamer Bio, Inc.
5.00%, 06/01/27 (g)	1,323	1,379
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	78
Halozyme Therapeutics, Inc.
1.00%, 08/15/28 (g) (h)	1,020	957
HCA Inc.
5.38%, 02/01/25	20	20
7.69%, 06/15/25	50	52
5.25%, 06/15/26	60	58
4.50%, 02/15/27	50	47
5.63%, 09/01/28	10	10
3.50%, 09/01/30	40	33
7.50%, 11/15/95	170	175
Health Catalyst, Inc.
2.50%, 04/15/25 (g)	1,112	945
Innoviva, Inc.
2.13%, 03/15/28 (g) (h)	1,966	1,539
Inotiv, Inc.
3.25%, 10/15/27 (g)	754	606
Insmed Incorporated
0.75%, 06/01/28 (g)	2,084	1,890
Intercept Pharmaceuticals, Inc.
3.50%, 02/15/26 (g)	395	408
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 (g) (i)	398	399
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (g)	1,417	1,157
MannKind Corporation
2.50%, 03/01/26 (g)	3,153	2,828
Mesa Laboratories, Inc.
1.38%, 08/15/25 (g)	220	185
NuVasive, Inc.
1.00%, 06/01/23 (g)	1,621	1,563
0.38%, 03/15/25 (g)	1,104	959
Omeros Corporation
5.25%, 02/15/26 (g)	887	527
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (g)	374	372
PetIQ, Inc.
4.00%, 06/01/26 (g)	1,323	1,073
Pharming Group N.V.
3.00%, 01/21/25, EUR (e) (g)	900	791
Radiology Partners, Inc.
9.25%, 02/01/28 (h)	230	150
Revance Therapeutics, Inc.
1.75%, 02/15/27 (g)	1,632	1,740
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 (g) (h)	783	702
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	40	39
7.13%, 01/31/25	597	582
3.15%, 10/01/26	268	220
5.13%, 05/09/29 (k)	560	463
4.10%, 10/01/46	1,531	922
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	195	160
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	194	193
Travere Therapeutics, Inc.
2.25%, 03/01/29 (g)	1,410	1,431

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	13
Varex Imaging Corporation
4.00%, 06/01/25 (g)	1,685	2,054
Willis-Knighton Medical Center
4.81%, 09/01/48	60	53
		43,520
Consumer Discretionary 3.9%
Airbnb, Inc.
0.00%, 03/15/26 (g) (i)	1,666	1,370
Amazon.com, Inc.
4.95%, 12/05/44	40	39
4.05%, 08/22/47	80	68
3.10%, 05/12/51	220	154
2.70%, 06/03/60	590	350
4.10%, 04/13/62	390	311
Carnival Corporation
7.63%, 03/01/26 (h)	40	30
5.75%, 03/01/27 (h)	320	224
10.50%, 06/01/30 (h)	300	240
CWT Travel Group Incorporated
8.50%, 11/19/26 (h)	52	45
Dealer Tire, LLC
8.00%, 02/01/28 (h)	235	207
Delivery Hero SE
1.00%, 04/30/26, EUR (g)	900	630
1.00%, 01/23/27, EUR (e) (g)	1,300	970
1.50%, 01/15/28, EUR (e) (g)	1,200	750
ETSY, Inc.
0.25%, 06/15/28 (g)	386	300
Fisker Group Inc.
2.50%, 09/15/26 (g) (h)	2,490	1,346
Fiverr International Ltd
0.00%, 11/01/25 (g) (i)	2,942	2,296
Ford Motor Company
0.00%, 03/15/26 (g) (i)	1,334	1,243
3.25%, 02/12/32	10	7
6.10%, 08/19/32	270	238
GOL Equity Finance
3.75%, 07/15/24 (g) (h)	1,641	834
Groupon, Inc.
1.13%, 03/15/26 (g)	1,624	1,049
Grubhub Holdings Inc.
5.50%, 07/01/27 (h)	1,048	726
Guess ?, Inc.
2.00%, 04/15/24 (g)	3,284	3,097
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (h)	10	9
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (e) (g)	800	586
Las Vegas Sands Corp.
3.20%, 08/08/24	120	113
2.90%, 06/25/25	10	9
Li Auto Inc.
0.25%, 05/01/28 (g)	2,340	2,425
Lucid Group, Inc.
1.25%, 12/15/26 (g) (h)	3,543	2,142
Luminar Technologies, Inc.
1.25%, 12/15/26 (g) (h)	492	322
Magallanes, Inc.
5.14%, 03/15/52 (h)	280	203
5.39%, 03/15/62 (h)	360	261
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (h)	57	56
National Vision Holdings, Inc.
2.50%, 05/15/25 (g)	2,240	2,800
NCL Corporation Ltd.
1.13%, 02/15/27 (g) (h)	2,323	1,441
2.50%, 02/15/27 (g) (h)	887	580
NIO, Inc.
0.00%, 02/01/26 (g) (i)	1,016	892
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (h)	330	269
Park River Holdings, Inc.
5.63%, 02/01/29 (h)	50	33
PetSmart, Inc.
7.75%, 02/15/29 (h)	250	224
Porch Group Inc
0.75%, 09/15/26 (g) (h)	2,113	1,225
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (h)	110	76
5.88%, 09/01/31 (h)	85	57
PT Gajah Tunggal Tbk
8.95%, 06/23/26 (e)	200	157
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (g)	1,159	1,083
6.00%, 08/15/25 (g) (h)	2,923	3,047
5.50%, 08/31/26 (h)	70	54
5.38%, 07/15/27 (h)	230	169
Sands China Ltd.
5.63%, 08/08/25 (k) (l)	400	362
2.80%, 03/08/27 (k) (l)	200	158
Shift Technologies, Inc.
4.75%, 05/15/26 (g) (h)	1,305	263
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	140	136
4.75%, 10/20/28 (h)	110	102
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	19
Spirit Airlines, Inc.
8.00%, 09/20/25 (h)	48	48
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (h)	205	121
Tenneco Inc.
5.13%, 04/15/29 (h)	2,951	2,921
TKC Holdings, Inc.
10.50%, 05/15/29 (h)	140	107
VOC Escrow Ltd.
5.00%, 02/15/28 (h)	80	65
Wayfair Inc.
0.63%, 10/01/25 (g)	1,129	754
0.63%, 10/01/25 (g)	1,103	737
1.00%, 08/15/26 (g)	1,086	677
3.25%, 09/15/27 (g) (h)	568	456
Wheel Pros, Inc.
6.50%, 05/15/29 (h)	295	135
Xometry, Inc.
1.00%, 02/01/27 (g) (h)	1,388	1,631
		43,449
Communication Services 3.1%
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (h)	400	308
Avaya Inc.
8.00%, 12/15/27 (g) (h)	2,555	1,637
Bandwidth Inc.
0.50%, 04/01/28 (g)	1,613	950
CCO Holdings, LLC
4.50%, 08/15/30 (h)	10	8
4.75%, 02/01/32 (h)	10	8
4.50%, 05/01/32	160	122
4.25%, 01/15/34 (h)	190	137
Cengage Learning, Inc.
9.50%, 06/15/24 (h)	205	192
Charter Communications Operating, LLC
5.05%, 03/30/29	110	101
5.38%, 04/01/38	60	49
3.50%, 03/01/42	30	19
4.80%, 03/01/50	10	7
Cinemark Holdings, Inc.
4.50%, 08/15/25 (g)	1,932	2,193
Commscope, Inc.
4.75%, 09/01/29 (h)	10	8
CSC Holdings, LLC
6.50%, 02/01/29 (h)	200	177
5.75%, 01/15/30 (h)	200	142
4.13%, 12/01/30 (h)	280	210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
DISH DBS Corporation
5.25%, 12/01/26 (h)	40	33
5.13%, 06/01/29	50	29
Dish Network Corporation
2.38%, 03/15/24 (g)	580	517
0.00%, 12/15/25 (g) (i)	526	345
3.38%, 08/15/26 (g)	762	523
fuboTV Inc.
3.25%, 02/15/26 (g)	1,139	545
Liberty Broadband Corporation
1.25%, 09/30/50 (g) (h)	1,513	1,415
2.75%, 09/30/50 (g) (h)	912	868
Liberty Media Corporation
2.25%, 08/15/27 (g) (h)	259	239
4.00%, 11/15/29 (g)	1,865	839
3.75%, 02/15/30 (g)	2,564	1,200
2.13%, 03/31/48 (g) (h)	2,591	2,437
2.75%, 12/01/49 (g) (h)	2,235	2,029
Lumen Technologies Inc.
8.00%, 06/01/36	370	185
Magnite, Inc.
0.25%, 03/15/26 (g)	646	479
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (g) (h)	1,685	1,491
MVC Acquisition Corp.
5.75%, 08/01/28 (h)	170	142
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (m)	400	118
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (g) (h)	1,890	1,580
Sea Limited
0.25%, 09/15/26 (g)	2,791	1,930
Snap Inc.
0.13%, 03/01/28 (g) (h)	2,411	1,616
Spotify USA Inc.
0.00%, 03/15/26 (g) (i)	1,364	1,075
Sprint Capital Corporation
8.75%, 03/15/32	50	58
Sprint Corporation
7.88%, 09/15/23	20	20
Switch, Ltd.
3.75%, 09/15/28 (h)	1,517	1,507
4.13%, 06/15/29 (h)	10	10
TechTarget, Inc.
0.00%, 12/15/26 (g) (h) (i)	1,772	1,387
Tegna Inc.
4.63%, 03/15/28	1,206	1,115
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (e)	250	220
Telesat Canada
5.63%, 12/06/26 (h)	155	74
The Marcus Corporation
5.00%, 09/15/25 (g) (h)	1,220	1,817
T-Mobile USA, Inc.
2.25%, 02/15/26	10	9
2.63%, 02/15/29	40	33
2.88%, 02/15/31	230	185
3.50%, 04/15/31	60	51
Twitter, Inc.
3.88%, 12/15/27 (h)	1,463	1,373
5.00%, 03/01/30 (h)	654	628
Verizon Communications Inc.
4.50%, 08/10/33	20	18
3.85%, 11/01/42	10	8
4.13%, 08/15/46	100	79
4.00%, 03/22/50	20	15
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	210	181
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (h)	200	156
VTR Finance N.V.
6.38%, 07/15/28 (e)	250	137
		34,984
Industrials 2.7%
American Airlines Group Inc.
6.50%, 07/01/25 (g)	1,233	1,257
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (h)	210	131
Array Tech, Inc.
1.00%, 12/01/28 (g) (h)	1,354	1,209
Artera Services, LLC
9.03%, 12/04/25 (h)	80	64
Bloom Energy Corporation
2.50%, 08/15/25 (g)	2,181	3,072
Builders FirstSource, Inc.
4.25%, 02/01/32 (h)	10	8
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (e) (g)	12,000	1,612
Copa Holdings, S.A.
4.50%, 04/15/25 (g)	2,672	3,901
Delta Air Lines, Inc.
2.90%, 10/28/24	120	112
7.00%, 05/01/25 (h)	300	302
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (g) (h)	662	1,078
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (g)	1,976	2,837
Elance, Inc.
0.25%, 08/15/26 (g)	1,059	773
Fideicomiso F/80460
5.50%, 07/31/47 (e)	400	250
Granite Construction Incorporated
2.75%, 11/01/24 (g)	969	997
H&E Equipment Services, Inc.
3.88%, 12/15/28 (h)	10	8
JetBlue Airways Corporation
0.50%, 04/01/26 (g)	1,113	801
Kaman Corporation
3.25%, 05/01/24 (g)	3,521	3,283
Park Aerospace Holdings Limited
4.50%, 03/15/23 (h)	20	20
5.50%, 02/15/24 (h)	50	49
Parsons Corporation
0.25%, 08/15/25 (g)	153	158
Plug Power Inc.
3.75%, 06/01/25 (g)	887	3,774
Simpar Europe
5.20%, 01/26/31 (e)	200	140
SunPower Corporation
4.00%, 01/15/23 (g)	374	406
The Boeing Company
4.88%, 05/01/25 (k)	300	293
2.70%, 02/01/27	70	61
5.15%, 05/01/30 (k)	160	148
3.25%, 02/01/35	90	64
3.55%, 03/01/38	20	14
5.71%, 05/01/40 (k)	140	122
5.81%, 05/01/50 (k)	170	148
5.93%, 05/01/60 (k)	30	26
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (g)	1,187	942
TransDigm Inc.
5.50%, 11/15/27	75	65
Triumph Group, Inc.
6.25%, 09/15/24 (h)	185	169
7.75%, 08/15/25	75	58
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (h)	370	330
4.63%, 04/15/29 (h)	130	108
United Rentals, Inc.
3.88%, 02/15/31	160	130
Virgin Galactic Holdings, Inc.
2.50%, 02/01/27 (g) (h)	548	312
XPO Cnw, Inc.
6.70%, 05/01/34	120	111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
XPO Logistics, Inc.
6.25%, 05/01/25 (h)	5	5
ZTO Express (Cayman) Inc.
1.50%, 09/01/27 (g) (h)	516	494
		29,842
Financials 2.5%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	113
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (h) (j)	236	12
Arbor Realty Trust, Inc.
7.50%, 08/01/25 (g) (h)	1,156	1,052
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (h)	375	190
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 10/28/22) (n) (o)	610	451
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (e) (o)	200	145
6.65%, (100, 04/22/31) (h) (o)	200	145
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (h)	150	110
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (h) (o)	250	197
7.63%, (100, 01/10/28) (h) (o)	200	178
Bank of America Corporation
6.25%, (100, 09/05/24) (o)	100	97
Barclays PLC
7.75%, (100, 09/15/23) (g) (o)	240	222
Citigroup Inc.
5.95%, (100, 05/15/25) (o)	950	865
8.13%, 07/15/39	201	236
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (e) (g) (o)	240	244
8.13%, (100, 12/23/25) (g) (h) (o)	200	194
Credit Suisse Group AG
5.25%, (100, 02/11/27) (h) (o)	1,010	713
7.50%, (100, 07/17/23) (h) (o)	210	181
9.75%, (100, 06/23/27) (h) (o)	430	423
4.19%, 04/01/31 (g) (h)	250	197
Credivalores - Crediservicios S.A.
8.88%, 02/07/25 (h)	200	80
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (h)	200	60
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	231
EZCORP, Inc.
2.88%, 07/01/24 (g)	1,618	1,690
Ford Motor Credit Company LLC
4.95%, 05/28/27	200	179
4.13%, 08/17/27	200	172
2.90%, 02/10/29	200	152
Highlands Holdings Bond Issuer Limited
7.63%, 10/15/25 (h) (l) (m)	560	528
Hope Bancorp, Inc.
2.00%, 05/15/38 (g)	3,382	3,256
HSBC Holdings PLC
4.58%, 06/19/29 (g)	200	177
JPMorgan Chase & Co.
2.52%, 04/22/31	60	47
3.90%, 01/23/49	40	30
KKR Real Estate Finance Trust Inc.
6.13%, 05/15/23 (g)	915	917
LendingTree, Inc.
0.50%, 07/15/25 (g)	2,077	1,484
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (g) (o)	200	186
NatWest Group PLC
4.52%, 06/25/24 (g)	200	198
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (h)	200	118
PRA Group, Inc.
3.50%, 06/01/23 (g)	3,271	3,195
PT ABM Investama Tbk.
9.50%, 08/05/26 (h)	200	173
Redwood Trust, Inc.
4.75%, 08/15/23 (g)	4,298	4,202
7.75%, 06/15/27 (g) (h)	898	709
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (h)	150	132
The Goldman Sachs Group, Inc.
4.00%, (3 Month USD LIBOR + 0.77%), (100, 11/14/22) (n) (o)	8	6
2.38%, 07/21/32	380	287
6.75%, 10/01/37	120	120
3.21%, 04/22/42	10	7
5.15%, 05/22/45	280	233
4.75%, 10/21/45	20	17
The Vanguard Group, Inc.
3.05%, 08/22/50 (d)	250	167
Two Harbors Investment Corp.
6.25%, 01/15/26 (g)	1,568	1,331
UBS Group Funding (Switzerland) AG
7.00%, (100, 02/19/25) (e) (g) (o)	200	190
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (e) (j) (k) (o)	200	2
Upstart Holdings, Inc.
0.25%, 08/15/26 (g)	1,468	827
Wells Fargo & Company
5.88%, (100, 06/15/25) (o)	101	96
4.65%, 11/04/44	120	96
Zip Co Limited
0.00%, 04/23/28, AUD (e) (g) (i)	1,200	179
		27,439
Energy 1.9%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (h)	250	170
Apache Corporation
7.75%, 12/15/29	610	623
6.00%, 01/15/37	40	36
5.10%, 09/01/40	420	340
5.25%, 02/01/42	110	90
4.75%, 04/15/43	320	240
4.25%, 01/15/44	90	65
5.35%, 07/01/49	80	63
Berry Petroleum Company, LLC
7.00%, 02/15/26 (h)	70	62
Blue Racer Midstream, LLC
7.63%, 12/15/25 (h)	50	48
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	50	38
Cheniere Energy, Inc.
4.63%, 10/15/28	30	28
Continental Resources, Inc.
5.75%, 01/15/31 (h)	90	81
4.90%, 06/01/44	100	71
DCP Midstream, LLC
6.45%, 11/03/36 (h)	40	36
DCP Midstream, LP
7.38%, (100, 12/15/22) (o)	120	119
6.75%, 09/15/37 (h)	130	126
Devon Energy Corporation
8.25%, 08/01/23	150	154
5.85%, 12/15/25	20	20
5.25%, 10/15/27	32	32
5.88%, 06/15/28	39	39
4.50%, 01/15/30	26	24
7.95%, 04/15/32	30	33
5.00%, 06/15/45	250	208
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	88
Ecopetrol S.A.
5.38%, 06/26/26	50	45
5.88%, 05/28/45 - 11/02/51	500	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	146	131
Energy Transfer LP
6.50%, (100, 08/15/26) (o)	340	291
6.63%, (100, 02/15/28) (o)	320	237
6.75%, (100, 05/15/25) (o)	270	233
7.13%, (100, 05/15/30) (o)	400	332
6.00%, 06/15/48	20	17
Energy Transfer Operating, L.P.
6.50%, 02/01/42	60	56
6.25%, 04/15/49	20	18
Enterprise Products Operating LLC
4.15%, 10/16/28	20	19
6.13%, 10/15/39	60	59
5.95%, 02/01/41	140	135
3.30%, 02/15/53	90	58
EQT Corporation
3.13%, 05/15/26 (h)	200	182
5.00%, 01/15/29	220	206
7.00%, 02/01/30 (k) (l)	200	206
3.63%, 05/15/31 (h)	50	42
Gran Tierra Energy Inc.
7.75%, 05/23/27 (e)	200	156
7.75%, 05/23/27 (h)	200	156
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (c)	6	6
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (g)	2,422	2,490
Hunt Oil USA, Inc.
6.38%, 06/01/28 (e)	183	164
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	59
6.95%, 01/15/38	10	10
Kosmos Energy Ltd.
7.50%, 03/01/28 (e)	200	157
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	400	301
MEG Energy Corp.
5.88%, 02/01/29 (h)	10	9
MPLX LP
4.88%, 06/01/25	40	39
4.70%, 04/15/48	110	85
NGD Holdings B.V.
6.75%, 12/31/26 (e)	100	40
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	340	303
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (h)	60	56
Occidental Petroleum Corporation
6.95%, 07/01/24	120	123
5.55%, 03/15/26	50	50
3.20%, 08/15/26	80	74
6.63%, 09/01/30	240	243
6.13%, 01/01/31	490	483
0.00%, 10/10/36 (i)	2,110	1,086
6.20%, 03/15/40	90	87
4.50%, 07/15/44	260	218
4.63%, 06/15/45	360	301
6.60%, 03/15/46	150	153
4.40%, 04/15/46	190	158
4.10%, 02/15/47	50	40
4.20%, 03/15/48	250	203
Peabody Energy Corporation
3.25%, 03/01/28 (g) (h)	2,475	3,586
Petrobras Global Finance B.V.
7.38%, 01/17/27	120	124
6.00%, 01/27/28	50	48
6.90%, 03/19/49	180	150
5.50%, 06/10/51	150	107
6.85%, 06/05/15	150	117
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (e)	400	236
Petroleos Mexicanos
6.38%, 01/23/45	380	211
6.75%, 09/21/47	250	139
Plains All American Pipeline, L.P.
6.13%, (100, 11/15/22) (o)	90	74
6.70%, 05/15/36	50	46
PT Pertamina (Persero)
4.15%, 02/25/60 (e)	200	129
Range Resources Corporation
5.00%, 03/15/23	60	60
8.25%, 01/15/29	100	101
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	200	130
6.00%, 06/15/28 (h)	250	162
Southwestern Energy Company
4.75%, 02/01/32	840	706
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	36
6.10%, 02/15/42	40	35
5.40%, 10/01/47	60	49
Targa Resource Corporation
4.00%, 01/15/32	10	8
Targa Resources Corp.
5.50%, 03/01/30	20	18
4.88%, 02/01/31	40	34
Tecila Sociedad Anonima
8.50%, 06/27/29 (e)	50	30
7.00%, 12/15/47 (e)	350	178
The Williams Companies, Inc.
7.50%, 01/15/31	40	43
8.75%, 03/15/32	140	163
5.75%, 06/24/44	70	64
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	74
Tullow Oil PLC
10.25%, 05/15/26 (h)	200	169
UEP Penonome II S.A.
6.50%, 10/01/38 (h)	190	166
Western Midstream Operating, LP
3.35%, 02/01/25 (k) (l)	30	28
3.95%, 06/01/25	90	84
4.65%, 07/01/26	10	9
4.50%, 03/01/28	100	89
5.45%, 04/01/44	200	165
5.30%, 03/01/48	80	65
5.50%, 08/15/48	140	113
5.50%, 02/01/50 (k) (l)	610	493
Williams Partners L.P.
6.30%, 04/15/40	70	68
5.10%, 09/15/45	150	127
YPF S.A.
8.50%, 07/28/25 (h)	240	169
		21,254
Materials 1.6%
Amyris, Inc.
1.50%, 11/15/26 (g) (h)	2,542	1,291
Aris Mining Corporation
6.88%, 08/08/26 (e)	200	145
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (h)	300	200
Cap S.A.
3.90%, 04/27/31 (e)	200	141
Century Aluminum Company
2.75%, 05/01/28 (g)	815	505
Danimer Scientific, Inc.
3.25%, 12/15/26 (g) (h)	763	432
First Quantum Minerals Ltd
7.50%, 04/01/25 (h)	200	192
6.88%, 10/15/27 (h)	220	198
Freeport-McMoRan Inc.
4.63%, 08/01/30	20	18
Glencore Funding LLC
4.13%, 03/12/24 (h)	190	187
Illuminate Buyer LLC
9.00%, 07/01/28 (h)	235	195
Lithium Americas Corp.
1.75%, 01/15/27 (g) (h)	1,048	948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Livent Corporation
4.13%, 07/15/25 (g)	1,541	5,548
MP Materials Corp.
0.25%, 04/01/26 (g) (h)	1,047	956
OCP S.A.
5.13%, 06/23/51 (e)	450	288
Osisko Gold Royalties Ltd
4.00%, 12/31/22, CAD (g)	550	395
Resolute Forest Products Inc.
4.88%, 03/01/26 (h)	343	334
Turquoise Hill Resources Ltd
2.50%, 04/15/26 (g) (h)	937	1,023
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (h)	135	89
United States Steel Corporation
5.00%, 11/01/26 (g)	2,347	3,645
UPL Corporation Limited
5.25%, (100, 02/27/25) (e) (o)	400	290
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (h)	200	113
Vedanta Resources Limited
6.13%, 08/09/24 (e)	200	118
Vibrantz Technologies Inc.
9.00%, 02/15/30 (h)	145	94
Yamana Gold Inc.
4.63%, 12/15/27	80	73
		17,418
Real Estate 1.3%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (e) (o)	200	38
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (g)	998	970
Central China Real Estate Limited
7.25%, 07/16/24 (e)	200	48
CTR Partnership, L.P.
3.88%, 06/30/28 (h)	30	25
Hat Holdings I LLC
0.00%, 05/01/25 (g) (h) (i)	1,272	1,122
iStar Inc.
4.75%, 10/01/24	1,338	1,319
4.25%, 08/01/25	627	611
5.50%, 02/15/26	422	425
Jababeka International B.V.
6.50%, 10/05/23 (e)	200	111
MPT Operating Partnership, L.P.
5.00%, 10/15/27	20	17
3.50%, 03/15/31	60	42
Open Doors Technology Inc.
0.25%, 08/15/26 (g) (h)	2,381	1,338
Pebblebrook Hotel Trust
1.75%, 12/15/26 (g)	2,797	2,398
PennyMac Corp.
5.50%, 11/01/24 - 03/15/26 (g)	3,319	2,864
Realogy Group LLC
0.25%, 06/15/26 (g)	1,646	1,159
Redfin Corporation
0.50%, 04/01/27 (g)	1,985	979
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/23) (e) (o)	200	59
Ronshine China Holdings Limited
6.75%, 08/05/24 (e)	200	11
Summit Hotel TRS 005, LLC
1.50%, 02/15/26 (g)	446	375
Theta Capital Pte. Ltd.
6.75%, 10/31/26 (e)	200	126
Yuzhou Group Holdings Company Limited
0.00%, 05/27/25 (a) (e) (j)	200	12
Zillow Group, Inc.
2.75%, 05/15/25 (g)	23	21
1.38%, 09/01/26 (g)	164	159
		14,229
Consumer Staples 1.2%
Altria Group, Inc.
4.40%, 02/14/26	21	20
2.45%, 02/04/32	10	7
5.80%, 02/14/39	80	69
5.95%, 02/14/49	10	8
6.20%, 02/14/59	161	140
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	93
5.55%, 01/23/49	10	9
4.50%, 06/01/50	170	140
5.80%, 01/23/59	40	39
Avid SPV, LLC
1.25%, 03/15/26 (g) (h)	1,619	1,813
B. A. T. Capital Corporation
3.56%, 08/15/27	110	97
4.54%, 08/15/47	70	46
BRF S.A.
5.75%, 09/21/50 (e)	400	276
California Institute of Technology
3.65%, 09/01/19	90	56
Camposol SA
6.00%, 02/03/27 (e)	350	278
Coruripe Netherlands B.V.
10.00%, 02/10/27 (e)	200	171
Coty Inc.
6.50%, 04/15/26 (h)	35	32
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (h)	250	207
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (g)	3,231	2,911
7.88%, 09/01/25 (h)	49	44
Kraft Heinz Foods Company
4.25%, 03/01/31	10	9
6.88%, 01/26/39	10	10
5.00%, 06/04/42	30	26
5.20%, 07/15/45	60	53
4.38%, 06/01/46	60	47
5.50%, 06/01/50	20	18
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (h)	330	253
Movida Europe S.A.
5.25%, 02/08/31 (e)	200	142
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (h)	120	88
Post Holdings, Inc.
2.50%, 08/15/27 (g) (h)	761	746
Pyxus International, Inc.
10.00%, 08/24/24	97	79
The Beauty Health Company
1.25%, 10/01/26 (g) (h)	1,614	1,302
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (g)	3,870	3,871
Treehouse Foods, Inc.
4.00%, 09/01/28	517	413
Triton Water Holdings Incorporated
6.25%, 04/01/29 (h)	140	107
United Rentals (North America), Inc.
3.88%, 11/15/27	20	18
5.25%, 01/15/30	100	90
Wesleyan University
4.78%, 07/01/16	60	49
		13,777
Utilities 0.3%
Cameron LNG, LLC
3.30%, 01/15/35 (h)	20	16
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	250	83
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (e)	350	241
Enel Finance International SA
6.00%, 10/07/39 (h)	150	131
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	400	239
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	188	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
FirstEnergy Corp.
4.40%, 07/15/27 (k) (l)	100	93
Instituto Costarricense de Electricidad
6.38%, 05/15/43 (e)	200	144
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	213	174
Mercury Chile Holdco LLC
6.50%, 01/24/27 (h)	200	175
Minejesa Capital B.V.
5.63%, 08/10/37 (e)	450	322
Pacific Gas And Electric Company
3.30%, 08/01/40	20	13
Sunnova Energy International Inc.
2.63%, 02/15/28 (g) (h)	1,295	1,144
		2,904
Total Corporate Bonds And Notes (cost $335,109)		292,753
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.4%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 3.36%, (1 Month USD LIBOR + 0.28%), 07/25/36 (l) (n)	2,060	1,603
AGL CLO 6 LTD
Series 2020-ER-6A, 7.56%, (3 Month USD LIBOR + 6.50%), 07/20/34 (n)	210	175
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 6.82%, (1 Month USD LIBOR + 4.00%), 04/17/23 (n)	819	749
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,427
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,545
Apidos CLO XXIV
Series 2016-DR-24A, 8.51%, (3 Month USD LIBOR + 5.80%), 10/21/30 (n)	500	409
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	166
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 5.05%, (1 Month Term SOFR + 2.76%), 09/15/36 (l) (n)	350	337
Bain Capital Credit CLO
Series 2021-E-4A, 9.21%, (3 Month USD LIBOR + 6.50%), 10/20/34 (n)	300	243
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 9.83%, (3 Month USD LIBOR + 7.10%), 10/23/34 (n)	500	420
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 8.49%, (3 Month Term SOFR + 7.35%), 07/17/35 (n)	500	414
Banc of America Funding 2015-R2 Trust
Series 2015-9A2-R2, REMIC, 3.36%, 07/28/27 (n)	806	738
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	135
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (n)	1,117	49
Barings CLO Ltd.
Series 2018-E-3A, 8.46%, (3 Month USD LIBOR + 5.75%), 07/20/29 (n)	500	416
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 6.37%, (1 Month USD LIBOR + 3.55%), 07/15/37 (l) (n)	470	449
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.95%, 07/17/28 (n)	377	276
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.90%, 12/15/62 (n)	17,481	577
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	292
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	334
BHP Trust 2019-BXHP
Series 2019-E-BXHP, REMIC, 5.39%, (1 Month USD LIBOR + 2.57%), 08/15/36 (n)	132	123
BRAVO Residential Funding Trust 2022-R1
Series 2022-A-R1, 3.13%, 01/29/25	322	284
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 6.67%, (1 Month USD LIBOR + 3.85%), 08/15/23 (n)	350	307
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 6.42%, (1 Month USD LIBOR + 3.60%), 04/17/34 (n)	481	443
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 7.07%, (1 Month USD LIBOR + 4.25%), 07/15/34 (l) (n)	425	417
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (n)	252	193
BX Trust 2021-ARIA
Series 2021-G-ARIA, REMIC, 5.96%, (1 Month USD LIBOR + 3.14%), 10/16/23 (n)	260	240
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 8.28%, (3 Month USD LIBOR + 5.50%), 01/30/31 (n)	700	528
Carlyle Global Market Strategies CLO 2014-2RA Limited
Series 2014-D-2RA, 8.26%, (3 Month USD LIBOR + 5.35%), 05/15/31 (n)	1,000	757
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 9.48%, (3 Month USD LIBOR + 6.70%), 01/25/35 (n)	1,500	1,284
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,847
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (l)	1,269	554
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.08%, 11/18/52 (n)	3,080	147
Chenango Park CLO, Ltd
Series 2018-D-1A, 8.31%, (3 Month USD LIBOR + 5.80%), 04/15/30 (n)	1,000	810
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-B1-2A, REMIC, 2.70%, 05/25/35 (n)	211	164
CHL Mortgage Pass-Through Trust 2007-13
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	985	534
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 8.78%, (3 Month USD LIBOR + 6.00%), 04/25/33 (n)	500	425
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (n)	291	259
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.58%, 03/10/51 (n)	2,522	151
Citigroup Commercial Mortgage Trust 2018-TBR
Series 2018-F-TBR, REMIC, 6.47%, (1 Month USD LIBOR + 3.65%), 12/15/36 (n)	524	498
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (n)	500	328
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.14%, (1 Month USD LIBOR + 0.06%), 07/25/45 (l) (n)	2,589	1,861
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (d) (n)	1,000	155
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,341
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 4.99%, (1 Month USD LIBOR + 2.18%), 09/15/33 (n)	1,000	857
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	106	110
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (n)	344	314
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (n)	1,000	790

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (n)	338	259
CSMC Commercial Mortgage Trust
Series 2019-B-RIO, REMIC, 9.94%, (1 Month USD LIBOR + 7.00%), 12/15/22 (n)	556	552
CSMC Trust 2017-CHOP
Series 2017-F-CHOP, REMIC, 7.42%, (1 Month USD LIBOR + 4.35%), 07/15/32 (l) (n)	430	395
CWABS Asset-Backed Certificates Trust 2006-12
Series 2006-1A-12, REMIC, 3.34%, (1 Month USD LIBOR + 0.26%), 12/25/36 (l) (n)	256	223
CWABS, Inc.
Series 2003-3A-2, REMIC, 3.58%, (1 Month USD LIBOR + 0.50%), 08/26/33 (l) (n)	79	77
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	258
Series 2021-G-NYC, REMIC, 3.70%, 05/12/31	375	244
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 8.66%, (3 Month USD LIBOR + 5.75%), 08/15/31 (h) (n)	500	382
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (n)	520	397
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (n)	650	469
Series 2021-E-2A, 8.66%, (3 Month USD LIBOR + 5.95%), 07/20/34 (n)	500	427
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	245
FOUNTAINEBLEU MIAMI BEACH TRUST CLASS H
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (n)	99	86
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 11.35%, (1 Month USD LIBOR + 8.80%), 01/25/23 (n)	1,000	1,021
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 8.35%, (1 Month USD LIBOR + 5.80%), 11/25/28 (n)	698	642
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 9.31%, (3 Month USD LIBOR + 6.53%), 07/24/30 (n)	500	395
Gilbert Park CLO, Ltd. Series 17-1A Class E
Series 2017-E-1A, 8.91%, (3 Month USD LIBOR + 6.40%), 10/15/30 (n)	500	419
GoldenTree Loan Management US CLO 8, Ltd.
Series 2020-FR-8A, 10.76%, (3 Month USD LIBOR + 8.05%), 10/20/34 (n)	300	242
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 3.64%, (1 Month USD LIBOR + 0.56%), 11/25/45 (l) (n)	367	263
GS Mortgage Securities Corp Trust 2018-LUAU
Series 2018-G-LUAU, REMIC, 7.27%, (1 Month USD LIBOR + 4.45%), 11/15/32 (l) (n)	104	99
GS Mortgage Securities Corp Trust 2018-SRP5
Series 2018-C-SRP5, REMIC, 7.07%, (1 Month USD LIBOR + 4.25%), 09/15/31 (l) (n)	660	190
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 8.32%, (1 Month USD LIBOR + 5.93%), 11/15/23 (n)	500	459
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 7.37%, (1 Month USD LIBOR + 4.55%), 10/15/36 (n)	500	463
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.67%, 11/13/47 (n)	346	245
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.45%, 02/12/48 (n)	800	706
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	711
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.53%, 12/17/54 (n)	3,608	318
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,649	982
Hawaii Hotel Trust 2019-MAUI
Series 2019-F-MAUI, REMIC, 5.57%, (1 Month USD LIBOR + 2.75%), 05/17/38 (l) (n)	493	461
Hayfin US XII Ltd
Series 2021-E-14A, 10.75%, (3 Month USD LIBOR + 7.18%), 07/20/34 (n)	490	425
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (l)	1,876	1,874
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	1,017	451
HPS Loan Management 13-18 Ltd
Series 13A-E-18, 8.01%, (3 Month USD LIBOR + 5.50%), 10/15/30 (n)	900	702
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 9.31%, (3 Month USD LIBOR + 6.60%), 10/22/29 (n)	1,000	810
HPS Loan Management 6-2015, Ltd.
Series 6A-DR-2015, 7.93%, (3 Month USD LIBOR + 5.10%), 02/05/31 (h) (n)	1,000	791
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 3.83%, (1 Month USD LIBOR + 0.75%), 10/25/35 (l) (n)	251	242
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	79
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (n)	85	81
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (n)	99	91
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (n)	104	94
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (n)	114	105
Series 2011-E-C3, REMIC, 5.71%, 02/16/46 (n)	334	95
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-F-HTL5, 7.08%, (1 Month USD LIBOR + 4.27%), 11/15/23 (n)	140	127
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (n)	347	3
Series 2019-F-MFP, REMIC, 5.82%, (1 Month USD LIBOR + 3.00%), 07/15/36 (n)	582	542
Series 2019-G-MFP, REMIC, 6.87%, (1 Month USD LIBOR + 4.05%), 07/15/36 (n)	347	322
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
Series 2021-F-NYAH, REMIC, 4.58%, 06/15/38 (n)	136	128
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-C32, REMIC, 1.29%, 11/18/48 (n)	21,083	424
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (n)	650	531
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 1.01%, 11/18/47 (n)	10,103	120
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 4.02%, 12/17/24 (n)	348	303
Keycorp Student Loan Trust 200
Series 2005-2C-A, 4.93%, (3 Month USD LIBOR + 1.30%), 12/27/38 (n)	355	330
LCM XVII Limited Partnership
Series ER-17A, 8.51%, (3 Month USD LIBOR + 6.00%), 10/15/31 (n)	500	377
LCM XX Limited Partnership
Series ER-20A, 8.16%, (3 Month USD LIBOR + 5.45%), 10/20/27 (n)	500	421
Legacy Mortgage Asset Trust 2019-GS7
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (l)	4,100	4,087

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 3.58%, (1 Month USD LIBOR + 0.50%), 09/25/36 (n)	695	348
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 3.39%, (1 Month USD LIBOR + 0.31%), 03/25/37 (n)	10,750	2,130
Interest Only, Series 2007-2A13-2, REMIC, 3.61%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (n)	10,851	1,231
Madison Park Funding XIV Ltd
Series 2014-ER-14A, 8.56%, (3 Month USD LIBOR + 5.80%), 10/22/30 (n)	500	413
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 8.86%, (3 Month USD LIBOR + 6.35%), 07/17/34 (n)	500	433
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 8.99%, (3 Month USD LIBOR + 6.25%), 04/19/33 (n)	1,000	863
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 9.21%, (3 Month USD LIBOR + 6.70%), 01/15/33 (n)	500	430
Madison Park Funding XXVI, Ltd.
Series 2017-ER-26A, 9.31%, (3 Month USD LIBOR + 6.50%), 07/29/30 (n)	500	436
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 8.07%, (1 Month USD LIBOR + 5.25%), 11/15/23 (n)	550	506
Milos CLO, Ltd.
Series 2017-ER-1A, 8.86%, (3 Month USD LIBOR + 6.15%), 10/21/30 (n)	500	422
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	411
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	249
Morgan Stanley Capital I Trust 2016-UB11
Interest Only, Series 2016-XA-UB11, REMIC, 1.58%, 08/17/49 (n)	15,499	675
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	372
Morgan Stanley Mortgage Loan Trust 2006-13AX
Series 2006-A1-13AX, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 10/25/36 (l) (n)	4,375	1,442
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	549	438
Myers Park CLO, Ltd.
Series 2018-E-1A, 8.21%, (3 Month USD LIBOR + 5.50%), 10/21/30 (n)	1,000	827
Natixis Commercial Mortgage Securities Trust 2019-FAME
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (n)	420	373
Navient Private Education Loan Trust 2020-A
Series 2020-B-A, 3.16%, 11/15/68	200	165
Navigator Aircraft ABS Ltd
Series 2021-B-1, 3.57%, 11/15/28 (l)	285	224
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 8.46%, (3 Month USD LIBOR + 5.75%), 07/21/31 (n)	500	423
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 8.74%, (3 Month USD LIBOR + 6.00%), 10/16/34 (n)	940	803
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 02/25/36 (l) (n)	6,979	1,043
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2006-WF1
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (l)	3,033	913
NovaStar Mortgage Funding Trust, Series 2006-3
Series 2006-A2C-3, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 10/25/36 (l) (n)	3,606	1,848
Octagon 57 Ltd
Series 2021-E-1A, 9.11%, (3 Month USD LIBOR + 6.60%), 10/16/34 (n)	1,500	1,278
Octagon Investment Partners 20-R, Ltd.
Series 2019-E-4A, 9.72%, (3 Month USD LIBOR + 6.80%), 05/12/31 (n)	500	422
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 9.71%, (3 Month USD LIBOR + 7.00%), 01/20/35 (n)	1,000	852
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 8.49%, (3 Month USD LIBOR + 5.75%), 07/17/30 (n)	500	403
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (h) (n)	1,500	231
OHA Credit Funding 3 LTD
Series 2019-ER-3A, 8.96%, (3 Month USD LIBOR + 6.25%), 07/02/35 (n)	1,000	860
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	887
Palmer Square Loan Funding 2022-3 Ltd
Series 2022-C-3A, 0.00%, (3 Month Term SOFR + 5.40%), 04/15/31 (n)	250	238
Peace Park CLO Ltd
Series 2021-E-1A, 8.71%, (3 Month USD LIBOR + 6.00%), 10/20/34 (n)	360	308
Pioneer Aircraft Finance Limited
Series 2019-C-1, 6.90%, 06/15/26	1,022	547
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.15%, 08/25/26 (n)	2,000	1,795
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,442
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	4,018
PRPM 2022-5, LLC
Series 2022-A1-5, REMIC, 6.90%, 09/25/25 (l)	3,500	3,502
RAMP Series 2006-RZ3 Trust
Series 2006-M1-RZ3, REMIC, 3.61%, (1 Month USD LIBOR + 0.53%), 08/25/36 (l) (n)	189	179
RBSSP Resecuritization Trust 2010-4
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (l)	204	194
Reese Park CLO, Ltd.
Series 2020-ER-1A, 9.01%, (3 Month USD LIBOR + 6.50%), 10/16/34 (n)	500	427
Rockland Park Limited
Series 2021-E-1A, 8.96%, (3 Month USD LIBOR + 6.25%), 04/20/34 (n)	500	428
RR 18 Ltd
Series 2021-D-18A, 8.76%, (3 Month USD LIBOR + 6.25%), 10/16/34 (n)	360	305
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (n)	4,191	2,453
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,160
Series 2021-D2-A, 3.86%, 01/15/53	290	268
SMR 2022-IND Mortgage Trust
Series 2022-F-IND, REMIC, 8.29%, (1 Month Term SOFR + 6.00%), 02/15/24 (n)	123	118
Series 2022-G-IND, REMIC, 9.38%, (1 Month Term SOFR + 7.50%), 02/15/24 (n)	965	900
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (n) (p)	100	559
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (h) (p)	21	404
Series 2018-R2-A, 0.00%, 02/25/42 (p)	6	120
SOFI Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (p)	50	762
Sound Point CLO Ltd
Series 2021-E-4A, 9.48%, (3 Month USD LIBOR + 6.70%), 10/25/34 (n)	500	384
Sound Point CLO XXIII
Series 2019-ER-2A, 8.98%, (3 Month USD LIBOR + 6.47%), 07/17/34 (n)	500	368
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (n)	1,200	1,134
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-J-MFP2, REMIC, 6.73%, (1 Month USD LIBOR + 3.92%), 11/16/26 (n)	400	369

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (n)	3,767	2,562
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.47%, 01/25/35 (n)	1,291	1,162
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 8.98%, (3 Month USD LIBOR + 6.22%), 10/22/31 (n)	500	385
THL Credit Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 8.26%, (3 Month USD LIBOR + 5.75%), 07/15/30 (n)	500	388
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 5.66%, (3 Month USD LIBOR + 2.95%), 01/21/31 (n)	1,000	872
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,558
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 7.02%, (1 Month USD LIBOR + 4.20%), 03/15/24 (n)	498	453
TVC Mortgage Trust 2020-RTL1
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/24 (l)	2,400	2,346
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.12%, 03/17/28 (n)	353	307
Unity-Peace Park CLO Ltd
Series 2022-E-1A, 8.27%, (3 Month Term SOFR + 7.18%), 04/20/35 (n)	500	429
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	459
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	277	257
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	156	149
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	368	335
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (n)	480	434
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (n)	262	242
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (n)	447	395
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (n)	1,800	1,730
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (l)	2,000	1,644
Voya CLO Ltd
Series 2019-E-2A, 9.31%, (3 Month USD LIBOR + 6.60%), 07/20/32 (n)	500	410
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	374
Series 2016-C-C34, REMIC, 5.24%, 04/17/26 (n)	838	750
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (n)	293	254
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	365
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (h) (l)	761	556
Total Non-U.S. Government Agency Asset-Backed Securities (cost $155,885)		127,209
GOVERNMENT AND AGENCY OBLIGATIONS 7.5%
U.S. Treasury Bond 2.4%
Treasury, United States Department of
1.13%, 08/15/40	750	464
2.25%, 05/15/41 - 02/15/52	7,264	5,301
1.75%, 08/15/41	3,280	2,242
2.00%, 11/15/41 - 08/15/51	3,790	2,666
3.63%, 08/15/43	30	28
3.00%, 05/15/45 - 08/15/52	3,450	2,936
2.88%, 05/15/49	260	217
1.25%, 05/15/50 (q)	4,520	2,527
1.38%, 08/15/50	560	324
1.63%, 11/15/50	1,190	738
1.88%, 02/15/51 - 11/15/51	12,963	8,570
2.38%, 05/15/51	90	67
		26,080
Sovereign 2.2%
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (a) (e) (j)	300	54
Commonwealth of Australia
2.75%, 05/21/41, AUD (e)	620	327
3.00%, 03/21/47, AUD (e)	530	281
Gabon, Government of
7.00%, 11/24/31 (h)	350	230
Ghana, Government of
8.95%, 03/26/51 (h)	250	91
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (h) (l)	455	137
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	79,080	3,192
8.00%, 11/07/47, MXN	26,270	1,096
4.40%, 02/12/52	300	206
Kenya, Government of
7.25%, 02/28/28 (e)	240	175
Kuwait, Government of
3.50%, 03/20/27 (h)	200	190
Ministry of Finance of the Russian Federation
0.00%, 09/16/26 - 03/16/39, RUB (a) (e) (j)	1,067,534	4,819
Nigeria, Federal Government of
6.13%, 09/28/28 (e)	200	133
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (h)	290	190
6.13%, 06/15/33 (h)	200	152
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	204
10.00%, 01/01/27, BRL	601	105
5.00%, 01/27/45	830	606
4.75%, 01/14/50 (k)	500	341
Presidencia De La Nacion
1.00%, 07/09/29	95	19
0.50%, 07/09/30 (l)	599	121
1.50%, 07/09/35 (l)	661	121
3.88%, 01/09/38 (l)	308	62
Presidencia de la Republica de Colombia
4.13%, 02/22/42	200	113
5.00%, 06/15/45	200	122
Presidencia de la Republica Dominicana
5.30%, 01/21/41 (e)	150	101
6.40%, 06/05/49 (h)	200	144
5.88%, 01/30/60 (h)	210	138
South Africa, Parliament of
5.65%, 09/27/47	350	222
The Arab Republic of Egypt
5.25%, 10/06/25 (e)	230	180
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	71
3.31%, 11/30/25, CNY	2,000	288
3.48%, 06/29/27, CNH	4,000	578
4.29%, 05/22/29, CNH	1,000	153
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	24,235,000	1,683
7.00%, 05/15/27, IDR	28,075,000	1,841
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,254
6.50%, 02/15/31, IDR	21,167,000	1,312
7.38%, 05/15/48, IDR	30,000	2
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	18,560	2,380
		24,434
Collateralized Mortgage Obligations 1.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 8.28%, (SOFR 30-Day Average + 6.00%), 12/26/41 (n)	1,250	1,109
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 12.13%, (SOFR 30-Day Average + 9.85%), 03/25/42 (n)	1,000	988
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 1.23%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (n)	661	559

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Series 2021-B1-DNA5, REMIC, 5.33%, (SOFR 30-Day Average + 3.05%), 01/25/34 (n)	250	216
Interest Only, Series SG-3972, REMIC, 3.08%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (n)	3,826	372
Series MS-4096, REMIC, 1.11%, (2.57% - (1 Month USD LIBOR * 0.57143)), 08/15/42 (n)	129	73
Series SB-4118, REMIC, 1.02%, (2.63% - (1 Month USD LIBOR * 0.57143)), 10/15/42 (n)	80	42
Series SJ-4141, REMIC, 0.95%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (n)	92	43
Series ST-4666, REMIC, 2.51%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (n)	119	93
Series 2019-B1-DNA3, REMIC, 6.33%, (1 Month USD LIBOR + 3.25%), 07/26/49 (n)	1,400	1,339
Series 2020-B1-DNA3, REMIC, 8.18%, (1 Month USD LIBOR + 5.10%), 06/27/50 (n)	208	211
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,886	623
Series 2020-B1-DNA6, REMIC, 5.28%, (SOFR 30-Day Average + 3.00%), 12/27/50 (n)	250	234
Federal National Mortgage Association, Inc.
Series 2019-1B1-R05, REMIC, 7.18%, (1 Month USD LIBOR + 4.10%), 07/25/39 (n)	114	114
Series 2020-1M2-R01, REMIC, 5.13%, (1 Month USD LIBOR + 2.05%), 01/25/40 (n)	126	124
Series 2012-GS-125, REMIC, 1.16%, (2.63% - (1 Month USD LIBOR * 0.57143)), 11/25/42 (n)	811	460
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	313	276
Interest Only, Series 2018-SA-54, REMIC, 3.17%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (n)	3,063	293
Interest Only, Series 2020-AS-54, REMIC, 3.07%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (n)	2,686	320
Interest Only, Series 2020-SA-74, REMIC, 1.82%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (n)	5,877	341
Interest Only, Series 2020-SA-77, REMIC, 1.92%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	7,829	461
Interest Only, Series 2020-SB-77, REMIC, 1.92%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	5,576	330
Interest Only, Series 2021-S-82, REMIC, 1.57%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (n)	7,675	355
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,915	629
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 6.03%, (SOFR 30-Day Average + 3.75%), 01/25/51 (n)	500	454
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (n)	5,101	147
Interest Only, Series 2018-HS-97, REMIC, 3.19%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	235	23
Interest Only, Series 2018-SD-91, REMIC, 3.19%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	1,771	163
Interest Only, Series 2018-SA-111, REMIC, 1.54%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	2,733	116
Interest Only, Series 2018-SH-105, REMIC, 3.24%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	1,655	155
Interest Only, Series 2018-SK-124, REMIC, 3.19%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (n)	2,151	205
Interest Only, Series 2018-SA-166, REMIC, 3.14%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (n)	1,913	175
Interest Only, Series 2019-SH-92, REMIC, 3.09%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (n)	1,869	167
Interest Only, Series 2020-SA-115, REMIC, 1.19%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,580	237
Interest Only, Series 2020-SC-115, REMIC, 1.19%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,741	236
Interest Only, Series 2020-BS-112, REMIC, 3.24%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	3,787	447
Interest Only, Series 2020-SH-146, REMIC, 3.29%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (n)	2,774	367
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	6,303	895
Interest Only, Series 2020-SD-167, REMIC, 3.29%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (n)	2,960	394
Interest Only, Series 2020-SU-189, REMIC, 3.29%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (n)	2,683	443
Interest Only, Series 2021-SA-97, REMIC, 0.32%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	10,579	137
Interest Only, Series 2021-SB-97, REMIC, 0.74%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	4,279	153
Interest Only, Series 2021-SB-107, REMIC, 0.82%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	7,312	177
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	4,757	563
Interest Only, Series 2021-SH-98, REMIC, 3.29%, (6.30% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	3,242	305
Interest Only, Series 2021-SL-196, REMIC, 0.37%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (n)	18,380	128
Interest Only, Series 2021-SN-213, REMIC, 0.92%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	9,265	264
Interest Only, Series 2021-SC-221, REMIC, 1.52%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	11,098	205
Interest Only, Series 2020-HI-H11, REMIC, 1.36%, 06/19/70 (n)	5,633	433
Interest Only, Series 2020-AI-H18, REMIC, 1.51%, 09/20/70 (n)	5,743	456
Interest Only, Series 2020-BI-H19, REMIC, 0.01%, 11/20/70 (n)	4,600	422
Interest Only, Series 2021-QI-H08, REMIC, 1.14%, 05/20/71 (n)	21,245	553
Interest Only, Series 2021-AI-H19, REMIC, 1.95%, 11/20/71 (n)	7,565	465
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 3.29%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (n)	3,103	412
Interest Only, Series 2021-SA-158, REMIC, 1.42%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (n)	5,723	237
		19,139
Commercial Mortgage-Backed Securities 0.6%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.49%, 12/25/24 (n)	243,923	1,980
Interest Only, Series 2020-X9-M10, REMIC, 0.89%, 12/25/27 (n)	14,984	419
Interest Only, Series 2019-X-M5, REMIC, 0.63%, 02/25/29 (n)	13,473	371
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (n)	9,862	165
Interest Only, Series 2019-X-M12, REMIC, 0.70%, 06/25/29 (n)	8,612	257
Interest Only, Series 2019-X-M25, REMIC, 0.22%, 11/25/29 (n)	27,997	210
Interest Only, Series 2022-X2-M4, REMIC, 0.27%, 05/25/30 (n)	34,805	437
Interest Only, Series 2020-X2-M13, REMIC, 1.39%, 09/25/30 (n)	3,639	238
Interest Only, Series 2019-X2-M21, REMIC, 1.42%, 02/25/31 (n)	3,709	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2019-2XA-M24, REMIC, 1.26%, 03/25/31 (n)	3,879	261
Interest Only, Series 2021-X1-M23, REMIC, 0.67%, 11/25/31 (n)	12,752	418
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (n)	11,958	740
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.97%, 12/16/62 (n)	5,033	335
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (n)	4,755	297
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (n)	7,847	544
		6,972
Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,485	1,399
3.40%, 03/01/30	1,500	1,407
3.24%, 01/01/33	1,161	1,062
		3,868
U.S. Treasury Note 0.2%
Treasury, United States Department of
1.50%, 02/15/25	70	66
0.25%, 09/30/25	80	71
1.25%, 11/30/26	20	18
0.50%, 04/30/27 (q)	790	672
0.63%, 12/31/27	60	50
1.38%, 12/31/28 - 11/15/31	500	414
1.88%, 02/28/29 - 02/15/32	300	259
2.88%, 04/30/29	90	84
3.13%, 08/31/29	270	256
1.13%, 02/15/31	150	121
1.63%, 05/15/31	740	621
		2,632
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (l)	60	43
Illinois, State of
5.10%, 06/01/33	150	143
The Regents of the University of California
3.71%, 05/15/20	20	13
		199
Treasury Inflation Indexed Securities 0.0%
Presidencia Da Republica Federativa Do Brasil
6.00%, 05/15/23, BRL (r)	98	72
Total Government And Agency Obligations (cost $123,580)		83,396
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Information Technology 0.2%
Applied Systems, Inc.
2021 2nd Lien Term Loan, 7.75%, (3 Month USD LIBOR + 5.50%), 09/19/25 (n)	400	393
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 9.50%, (3 Month USD LIBOR + 7.00%), 06/15/26 (n)	55	52
Constant Contact Inc
Second Lien Term Loan, 9.92%, (3 Month USD LIBOR + 7.50%), 02/10/29 (d) (n)	360	277
Cyxtera DC Holdings, Inc.
Term Loan B, 5.79%, (3 Month USD LIBOR + 3.00%), 03/15/24 (n)	157	143
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 9.90%, (3 Month USD LIBOR + 7.00%), 02/16/29 (n)	200	186
Finastra USA, Inc.
USD 1st Lien Term Loan, 6.87%, (3 Month USD LIBOR + 3.50%), 04/26/24 (n)	134	115
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (n)	190	153
Grab Holdings Inc
Term Loan B, 7.03%, (1 Month USD LIBOR + 4.50%), 01/20/26 (n)	276	258
Riverbed Technology, Inc.
2021 PIK Exit Term Loan, 10.66%, (1 Month USD LIBOR + 2.00%), 11/17/28 (n)	662	243
Tibco Software Inc.
2020 2nd Lien Term Loan, 9.78%, (1 Month USD LIBOR + 7.25%), 02/14/28 (n)	185	184
Ultimate Software Group Inc (The)
2021 2nd Lien Term Loan, 7.54%, (3 Month USD LIBOR + 5.25%), 05/03/27 (n)	400	376
		2,380
Financials 0.2%
Astra Acquisition Corp.
2021 1st Lien Term Loan, 7.77%, (1 Month USD LIBOR + 5.25%), 10/20/28 (n)	143	121
2021 2nd Lien Term Loan, 11.40%, (1 Month USD LIBOR + 8.88%), 10/22/29 (d) (n)	104	93
Asurion LLC
2018 Term Loan B7, 5.52%, (1 Month USD LIBOR + 3.00%), 11/15/24 (n)	48	45
2021 2nd Lien Term Loan B3, 7.77%, (1 Month USD LIBOR + 5.25%), 02/05/28 (n)	65	49
Byju's Alpha, Inc.
Term Loan B, 8.98%, (3 Month USD LIBOR + 6.00%), 11/05/26 (n)	174	124
Edelman Financial Center, LLC
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/15/28 (n)	29	26
Gulf Finance, LLC
2021 Term Loan, 9.28%, (1 Month USD LIBOR + 6.75%), 08/25/26 (n)	76	60
2021 Term Loan, 9.39%, (1 Month USD LIBOR + 6.75%), 08/25/26 (n)	132	104
Jane Street Group, LLC
2021 Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 01/21/28 (n)	29	28
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 06/28/24 (n)	7	4
2020 Letter Of Credit Term Loan, 6.28%, (3 Month USD LIBOR + 4.00%), 06/28/24 (n)	484	266
Term Loan , 0.00%, (3 Month USD LIBOR + 3.00%), 06/30/24 (n) (s)	264	145
2020 Take Back Term Loan, 0.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (n) (s)	—	—
2020 Take Back Term Loan, 3.37%, (1 Month USD LIBOR + 1.00%), 06/30/25 (n)	383	190
Sweetwater Borrower, LLC
Term Loan B, 6.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (n)	81	73
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 11.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (n)	353	349
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (FIXED + 4.61%), 10/15/38	796	672
		2,349
Health Care 0.1%
Air Methods Corporation
2017 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 04/12/24 (n)	416	330
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 10.05%, (1 Month USD LIBOR + 7.00%), 12/08/29 (d) (n)	460	336
Change Healthcare Holdings LLC
2017 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (n)	68	67
Envision Healthcare Corporation
2022 Third Out Term Loan, 6.33%, (3 Month Term SOFR + 3.75%), 03/31/27 (n)	528	136
2022 Second Out Term Loan, 6.83%, (3 Month Term SOFR + 4.25%), 03/31/27 (n)	216	94
Team Health Holdings, Inc.
1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 01/12/24 (n)	296	269
		1,232
Consumer Discretionary 0.1%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/30/28 (n)	29	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 9.03%, (3 Month USD LIBOR + 6.25%), 10/07/28 (n)	239	222
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 12/23/24 (n)	83	81
Farfetch US Holdings, Inc.
Term Loan, 0.00%, 09/20/27 (n) (p) (s)	256	256
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 4.81%, (1 Month USD LIBOR + 1.75%), 10/25/23 (n)	61	59
LSF9 Atlantis Holdings, LLC
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 7.25%), 03/31/29 (n)	125	118
Travel Leaders Group, LLC
2018 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 01/25/24 (n)	459	420
		1,184
Communication Services 0.1%
Altice France S.A.
USD Term Loan B12, 6.20%, (3 Month USD LIBOR + 3.69%), 01/31/26 (n)	76	69
Cengage Learning, Inc.
2021 Term Loan B, 7.81%, (3 Month USD LIBOR + 4.75%), 06/29/26 (n)	184	166
Charter Communications Operating, LLC
2019 Term Loan B1, 4.28%, (1 Month USD LIBOR + 1.75%), 04/30/25 (n)	138	136
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (n)	194	181
Level 3 Financing Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/27 (n)	84	79
Solis IV BV
USD Term Loan B1, 6.34%, (3 Month Term SOFR + 3.50%), 02/09/29 (n)	200	164
Univision Communications Inc.
2021 First Lien Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 03/15/26 (n)	155	147
Virgin Media Bristol LLC
USD Term Loan N, 5.32%, (1 Month USD LIBOR + 2.50%), 10/03/27 (n)	45	43
		985
Industrials 0.1%
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 9.27%, (1 Month USD LIBOR + 6.75%), 03/18/29 (n)	190	176
Kenan Advantage Group, Inc.
2021 2nd Lien Term Loan, 9.77%, (1 Month USD LIBOR + 7.25%), 12/31/24 (d) (n)	100	92
Minotaur Acquisition, Inc.
Term Loan B, 7.56%, (1 Month Term SOFR + 5.00%), 02/27/26 (n)	234	221
Viad Corp
Initial Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 12/31/24 (n)	168	159
		648
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 11/29/25 (n)	125	109
Waterbridge Midstream Operating LLC
Term Loan B, 9.13%, (3 Month USD LIBOR + 5.75%), 06/22/26 (n)	255	246
		355
Energy 0.0%
Atlas Purchaser, Inc.
2021 Term Loan, 8.12%, (3 Month USD LIBOR + 5.25%), 12/31/24 (n)	380	295
Materials 0.0%
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 10/20/24 (n)	130	124
2017 1st Lien Term Loan, 6.31%, (3 Month USD LIBOR + 3.50%), 10/20/24 (n)	123	118
		242
Consumer Staples 0.0%
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (n)	129	124
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (d) (j)	114	1
Reynolds Consumer Products LLC
Term Loan, 4.27%, (1 Month USD LIBOR + 1.75%), 01/30/27 (n)	13	12
		137
Total Senior Floating Rate Instruments (cost $11,764)		9,807
INVESTMENT COMPANIES 0.6%
Invesco QQQ Trust - Series 1	25	6,611
Jasmine Broadband Internet Infrastructure Fund	1,109	239
Total Investment Companies (cost $7,375)		6,850
OTHER EQUITY INTERESTS 0.6%
Altaba Inc. (a) (d) (t)	1,829	6,796
Altaba Inc. (a) (d) (e) (t)	250	—
Altaba Inc. (a) (d) (h) (t)	250	—
Gulfport Energy Operating Corporation (a) (d) (t)	85	—
Gulfport Energy Operating Corporation (a) (d) (t)	89	—
Gulfport Energy Operating Corporation (a) (d) (t)	93	—
Gulfport Energy Operating Corporation (a) (d) (t)	180	—
Intelsat Jackson Holdings S.A. (a) (d) (t)	320	—
Pershing Square Tontine Holdings, Ltd. (a) (d) (t)	31	3
Total Other Equity Interests (cost $7,268)		6,799
PREFERRED STOCKS 0.1%
Information Technology 0.1%
Samsung Electronics Co Ltd, 1.00% (o)	28	908
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (d) (m) (o)	—	7
McDermott International, Inc. (d)	—	164
		171
Total Preferred Stocks (cost $1,178)		1,079
WARRANTS 0.0%
Accelerate Acquisition Corp. (a)	11	1
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (d)	83	—
Amprius Technologies, Inc. (a)	15	5
Angel Pond Holdings Corporation (a)	3	1
Arrowroot Acquisition Corp. (a)	14	—
Atlantic Coastal Acquisition Corp. (a)	5	—
Avanti Acquisition Corp. (a)	6	—
BigBear.ai Holdings, LLC (a)	3	1
biote Corp. (a)	5	2
Broadscale Acquisition Corp. (a)	2	—
Cazoo Group Ltd (a)	31	2
Colonnade Acquisition Corp. II (a)	3	—
Compagnie Financiere Richemont SA (a)	31	14
COVA Acquisition Corp. (a)	2	—
DHC Acquisition Corporation (a)	2	—
EG Acquisition Corp. (a)	6	1
Enjoy Technology, Inc. (a)	1	—
G Squared Ascend I Inc. (a)	3	—
GCM Grosvenor Inc. (a)	40	24
Goal Acquisitions Corp. (a)	45	2
Gores Holdings VIII, Inc. (a)	—	—
Grove Collaborative Holdings, Inc. (a)	4	1
GSR II Meteora Acquisition Corp. (a)	—	—
GX Acquisition Corp. II (a)	2	—
Healthcare Services Acquisition Corporation (a)	3	—
Heliogen, Inc. (a)	1	—
HPX Corp. (a)	21	5
Interprivate II Acquisition Corp. (a)	1	—
Kaixin Auto Holdings (a)	65	1
KKR Acquisition Holdings I Corp. (a)	4	1
KL Acquisition Corp. (a)	31	2
KLDiscovery (a)	35	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Kludein I Acquisition Corp. (a)	10	1
Metals Acquisition Corp. (a)	2	1
MoneyLion Inc. (a)	40	5
Northern Star Investment Corp. II (a)	1	—
Pine Technology Acquisition Corp. (a)	4	—
Prenetics Global Limited (a)	—	—
Q-Si Operations Inc. (a)	13	7
Rocket Internet Growth Opportunities Corp. (a)	2	—
Screaming Eagle Acquisition Corp. (a)	12	3
Shapeways Holdings, Inc. (a)	61	3
Silver Spike Acquisition Corp II (a)	—	—
Slam Corp. (a)	5	—
Supernova Partners Acquisition Company III, Ltd. (a)	6	—
SWVL Holdings Corp. (a)	—	—
Thunder Bridge Capital Partners III, Inc. (a)	4	—
Tuscan Holdings Corp. II (a)	28	2
Virgin Orbit Holdings, Inc. (a)	1	—
Whole Earth Brands, Inc. (a)	26	4
Total Warrants (cost $439)		93
RIGHTS 0.0%
Bristol-Myers Squibb Company (a) (d)	25	25
Flexion Therapeutics, Inc. (a) (d)	50	34
Intelsat Jackson Holdings, Ltd. (a) (d)	—	1
Intelsat Jackson Holdings, Ltd. (a) (d)	—	2
Localiza Rent A Car S/A (a) (p)	—	1
Total Rights (cost $1,164)		63
SHORT TERM INVESTMENTS 16.9%
Investment Companies 14.2%
JNL Government Money Market Fund, 2.68% (b) (u)	157,671	157,671
U.S. Treasury Bill 2.5%
Treasury, United States Department of
2.14%, 10/18/22 (v)	28,500	28,469
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (b) (u)	2,067	2,067
Total Short Term Investments (cost $188,210)		188,207
Total Investments 109.3% (cost $1,366,426)		1,216,050
Total Securities Sold Short(17.8)% (proceeds $212,793)		(197,997)
Total Purchased Options0.1% (cost $1,541)		713
Other Derivative Instruments0.1%		1,340
Other Assets and Liabilities, Net 8.3%		92,057
Total Net Assets 100.0%		1,112,163

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security is subject to a written call option.
(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $94,966 and 8.5% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) Treasury inflation indexed note, par amount is not adjusted for inflation.

(s) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

(v) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (17.8%)
COMMON STOCKS (14.4%)
Consumer Discretionary (3.8%)
Airbnb, Inc. - Class A	(2)	(198)
AutoZone, Inc.	(1)	(3,087)
Best Buy Co., Inc.	(78)	(4,947)
Boot Barn Holdings, Inc.	(21)	(1,253)
D.R. Horton, Inc.	(13)	(867)
Delivery Hero SE (a)	(8)	(284)
ETSY, Inc.	(1)	(89)
Fisker Group Inc. - Class A	(69)	(522)
Fiverr International Ltd	(1)	(42)
Ford Motor Company	(43)	(482)
Groupon, Inc.	(8)	(61)
Guess ?, Inc.	(32)	(463)
H & R Block, Inc.	(65)	(2,755)
Just Eat Takeaway.Com N.V. (a)	(3)	(51)
Lennar Corporation - Class A	(12)	(882)
Li Auto Inc. - ADR	(59)	(1,346)
Lucid Group, Inc.	(37)	(511)
Luminar Technologies, Inc. - Class A	(16)	(119)
National Vision Holdings, Inc.	(55)	(1,810)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
NIO, Inc. - Class A-ADR	(1)	(17)
Norwegian Cruise Line Holdings Ltd.	(60)	(679)
Pool Corporation	(15)	(4,914)
Porch Group Inc - Class A	(15)	(33)
RH	(17)	(4,296)
Royal Caribbean Cruises Ltd.	(48)	(1,815)
Shift Technologies, Inc. - Class A	(2)	(2)
Snap One Holdings Corp.	(128)	(1,300)
The Home Depot, Inc.	(20)	(5,608)
The ODP Corporation	(36)	(1,264)
Toll Brothers, Inc.	(21)	(895)
Wayfair Inc. - Class A	(11)	(352)
Xometry, Inc. - Class A	(19)	(1,102)
		(42,046)
Information Technology (3.3%)
8X8, Inc.	(124)	(428)
Affirm Holdings, Inc. - Class A	(1)	(27)
Altair Engineering Inc. - Class A	(7)	(301)
Alteryx, Inc. - Class A	—	(26)
AMS-Osram AG	(21)	(132)
Avaya Holdings Corp.	(464)	(737)
Bentley Systems, Incorporated - Class B	(5)	(166)
Blackline, Inc.	(1)	(53)
Broadcom Inc.	(4)	(1,927)
Cloudflare, Inc. - Class A	(1)	(82)
Confluent, Inc. - Class A	(10)	(230)
Coupa Software Incorporated	(5)	(302)
CrowdStrike Holdings, Inc. - Class A	(24)	(3,904)
DigitalOcean Holdings, Inc.	(6)	(229)
Dye & Durham Limited	(5)	(61)
Envestnet, Inc.	(2)	(68)
Everbridge, Inc.	(3)	(107)
Guidewire Software, Inc.	(2)	(149)
I3 Verticals, Inc. - Class A	(12)	(238)
Infinera Corporation	(26)	(124)
MaxLinear, Inc.	(17)	(543)
Micron Technology, Inc.	(104)	(5,203)
Mitek Systems, Inc.	(34)	(316)
NetApp, Inc.	(76)	(4,704)
Nutanix, Inc. - Class A	(8)	(176)
Okta, Inc. - Class A	—	(10)
Palo Alto Networks, Inc.	(34)	(5,521)
PAR Technology Corporation	(10)	(302)
Repay Holdings Corporation - Class A	(13)	(92)
Seagate Technology Holdings Public Limited Company	(92)	(4,901)
Shift4 Payments, LLC - Class A	(16)	(732)
Shopify Inc. - Class A	—	(12)
Unity Software Inc.	—	(7)
Veeco Instruments Inc.	(116)	(2,134)
Veritone, Inc.	(17)	(96)
Vishay Intertechnology, Inc.	(5)	(96)
Zscaler, Inc.	(15)	(2,449)
		(36,585)
Industrials (2.1%)
ACCO Brands Corporation	(200)	(979)
Allison Systems, Inc.	(41)	(1,379)
American Airlines Group Inc.	(53)	(641)
Arcbest Corporation	(19)	(1,368)
Array Tech, Inc.	(51)	(851)
Bloom Energy Corporation - Class A	(112)	(2,243)
Cathay Pacific Airways Limited	(1,042)	(1,107)
Copa Holdings, S.A. - Class A	(44)	(2,923)
Deluxe Corporation	(78)	(1,302)
Desktop Metal Operating, Inc. - Class A	(367)	(951)
Eagle Bulk Shipping Inc.	(52)	(2,250)
Elance, Inc.	(5)	(67)
Gol Linhas Aereas Inteligentes S.A. - ADR	(27)	(87)
Granite Construction Incorporated	(17)	(437)
JetBlue Airways Corporation	(13)	(83)
Masco Corporation	(19)	(885)
Parsons Corporation	(2)	(96)
Plug Power Inc.	(174)	(3,650)
SunPower Corporation	(8)	(181)
The Greenbrier Companies, Inc.	(10)	(241)
Virgin Galactic Holdings, Inc. - Class A	(35)	(166)
Werner Enterprises, Inc.	(35)	(1,328)
ZTO Express (Cayman) Inc. - Class A-ADR	(11)	(261)
		(23,476)
Health Care (2.0%)
Apellis Pharmaceuticals, Inc.	(10)	(669)
Avadel Pharmaceuticals Public Limited Company - ADR	(65)	(324)
Coherus Biosciences, Inc.	(67)	(640)
Collegium Pharmaceutical, Inc.	(30)	(482)
Cutera, Inc.	(35)	(1,596)
DexCom, Inc.	(29)	(2,376)
Dynavax Technologies Corporation	(144)	(1,503)
Envista Holdings Corporation	(67)	(2,182)
Gossamer Bio, Inc.	(81)	(976)
Halozyme Therapeutics, Inc.	(11)	(454)
Health Catalyst, Inc.	(12)	(117)
Innoviva, Inc.	(41)	(473)
Inotiv, Inc.	(11)	(191)
Insmed Incorporated	(52)	(1,125)
Intercept Pharmaceuticals, Inc.	(14)	(193)
Ionis Pharmaceuticals, Inc.	(5)	(201)
Karyopharm Therapeutics Inc.	(48)	(263)
MannKind Corporation	(398)	(1,229)
Mesa Laboratories, Inc.	—	(38)
NuVasive, Inc.	(6)	(247)
Omeros Corporation	(33)	(105)
Pacira Pharmaceuticals, Inc.	(3)	(169)
PetIQ, Inc. - Class A	(15)	(103)
Pharming Group N.V.	(149)	(154)
Pphm, Inc.	(58)	(1,113)
Revance Therapeutics, Inc.	(39)	(1,041)
Tandem Diabetes Care, Inc.	(48)	(2,268)
Travere Therapeutics, Inc.	(36)	(889)
Varex Imaging Corporation	(63)	(1,336)
		(22,457)
Materials (1.0%)
Amyris, Inc.	(177)	(518)
Antofagasta PLC	(8)	(94)
Century Aluminum Company	(29)	(151)
Danimer Scientific, Inc. - Class A	(32)	(93)
Lithium Americas Corp.	(17)	(436)
Livent Corporation	(172)	(5,278)
MP Materials Corp. - Class A	(15)	(418)
The Sherwin-Williams Company	(4)	(854)
Turquoise Hill Resources Ltd - Class A	(93)	(602)
United States Steel Corporation	(147)	(2,668)
		(11,112)
Consumer Staples (0.5%)
Central Garden & Pet Company - Class A	(34)	(1,167)
Herbalife Nutrition Ltd.	(4)	(71)
Post Holdings, Inc.	(5)	(374)
The Beauty Health Company - Class A	(31)	(364)
The Chefs' Warehouse, Inc.	(48)	(1,385)
United Natural Foods, Inc.	(75)	(2,586)
		(5,947)
Real Estate (0.5%)
Braemar Hotel & Resorts Inc.	(100)	(429)
Compass, Inc. - Class A	(437)	(1,014)
Open Doors Technology Inc. - Class A	(65)	(201)
Paramount Group, Inc.	(202)	(1,256)
Pebblebrook Hotel Trust	(67)	(979)
Realogy Holdings Corp.	(28)	(224)
Redfin Corporation	(2)	(14)
Retail Opportunity Investments Corp.	(84)	(1,151)
Summit Hotel TRS 005, LLC	(21)	(141)
		(5,409)
Communication Services (0.4%)
Bandwidth Inc. - Class A	(2)	(26)
Cinemark Holdings, Inc.	(99)	(1,193)
Dish Network Corporation - Class A	(12)	(169)
fuboTV Inc.	(5)	(16)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Liberty Media Corporation - Series C	(2)	(114)
Magnite, Inc.	(1)	(8)
Match Group, Inc.	(9)	(440)
Radius Global Infrastructure, Inc. - Class A	(41)	(386)
Sea Limited - Class A-ADR	(1)	(43)
Sirius XM Holdings Inc.	(75)	(429)
Snap Inc. - Class A	(10)	(98)
TechTarget, Inc.	(7)	(410)
The Marcus Corporation	(97)	(1,342)
		(4,674)
Financials (0.4%)
Aon Global Limited - Class A	(3)	(821)
Arbor Realty Trust, Inc.	(21)	(238)
EZCORP, Inc. - Class A	(86)	(666)
Focus Financial Partners Inc. - Class A	(40)	(1,256)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(8)	(233)
New York Community Bancorp, Inc. - Series A	(17)	(149)
PennyMac Mortgage Investment Trust	(21)	(248)
PRA Group, Inc.	(7)	(232)
Redwood Trust, Inc.	(31)	(176)
Two Harbors Investment Corp.	(21)	(71)
		(4,090)
Energy (0.3%)
Frontline Ltd.	(27)	(300)
Helix Energy Solutions Group, Inc.	(234)	(902)
Peabody Energy Corporation	(112)	(2,786)
		(3,988)
Utilities (0.1%)
Sunnova Energy International Inc.	(31)	(689)
Total Common Stocks (proceeds $172,522)		(160,473)
INVESTMENT COMPANIES (1.8%)
iShares iBoxx $ High Yield Corporate Bond ETF	(13)	(944)
SPDR S&P 500 ETF Trust	(39)	(13,767)
VanEck Semiconductor ETF	(26)	(4,835)
Total Investment Companies (proceeds $22,294)		(19,546)
SHORT TERM INVESTMENTS (1.6%)
Treasury Securities (1.6%)
Treasury, United States Department of
2.44%, 10/20/22	(18,000)	(17,978)
Total Short Term Investments (proceeds $17,977)		(17,978)
Total Securities Sold Short (17.8%) (proceeds $212,793)		(197,997)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL Multi-Manager Alternative Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc., 08/23/22	542	—	541	6	(1)	—	—	—
Apollo Commercial Real Estate Finance, Inc.	(9)	8	—	—	2	(1)	—	—
Apollo Strategic Growth Capital	14	—	13	—	(6)	5	—	—
Apollo Strategic Growth Capital - Class A	176	—	178	—	11	(9)	—	—
Apollo Strategic Growth Capital II	22	—	—	—	—	—	22	—
	745	8	732	6	6	(5)	22	—

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/13/18	1,613	3,474	0.3
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	204	38	—
Alibaba Group Holding Limited	12/22/20	1,252	522	0.1
Altaba Inc. (callable at 100, 02/10/23)	09/30/22	—	—	—
AMS-Osram AG, 2.13%, 11/03/27	02/09/21	2,491	1,429	0.2
Aris Mining Corporation, 6.88%, 08/08/26	09/07/22	157	145	—
Banco Davivienda S.A., 6.65% (callable at 100, 04/22/31)	07/28/22	151	145	—
BRF S.A., 5.75%, 09/21/50	07/22/22	266	276	—
Cabinet of Ministers of Ukraine, 0.00%, 03/15/35	03/19/21	304	54	—
Camposol SA, 6.00%, 02/03/27	08/09/21	357	278	—
Cap S.A., 3.90%, 04/27/31	12/07/21	189	141	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	1,525	1,612	0.2
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	195	48	—
Commonwealth of Australia, 2.75%, 05/21/41	09/02/22	356	327	0.1
Commonwealth of Australia, 3.00%, 03/21/47	04/29/21	448	281	—
Coruripe Netherlands B.V., 10.00%, 02/10/27	06/09/22	180	171	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	244	—
Delivery Hero SE	01/21/22	197	(22)	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,077	970	0.1
Delivery Hero SE, 1.50%, 01/15/28	02/04/21	1,537	750	0.1
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	09/13/21	149	131	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	224	83	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	241	—
Enfragen Energia Sur SA., 5.38%, 12/30/30	05/06/22	281	239	—
FEL Energy VI S.a r.l., 5.75%, 12/01/40	09/06/22	142	129	—
Fideicomiso F/80460, 5.50%, 07/31/47	05/24/22	300	250	—
Fix Price Group Ltd	03/05/21	317	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	181	156	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	04/19/22	1,158	823	0.1
Hunt Oil USA, Inc., 6.38%, 06/01/28	10/07/21	186	164	—
Infinera Corporation, 3.75%, 08/01/28	08/04/22	208	208	—
Instituto Costarricense de Electricidad, 6.38%, 05/15/43	10/07/21	174	144	—
Jababeka International B.V., 6.50%, 10/05/23	08/31/21	198	111	—
Just Eat Takeaway.Com N.V.	07/14/22	975	144	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	958	586	0.1
Kenya, Government of, 7.25%, 02/28/28	07/28/22	173	175	—
Kosmos Energy Ltd., 7.50%, 03/01/28	06/07/22	189	157	—
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	04/22/22	210	174	—
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/16/22	349	301	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	430	322	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/26	04/27/15	320	92	—
Ministry of Finance of the Russian Federation, 0.00%, 10/07/26	04/27/15	322	92	—
Ministry of Finance of the Russian Federation, 0.00%, 02/03/27	04/27/15	2,327	699	0.1
Ministry of Finance of the Russian Federation, 0.00%, 10/06/27	04/27/15	1,783	618	0.1
Ministry of Finance of the Russian Federation, 0.00%, 01/19/28	04/27/15	1,873	570	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/23/29	04/27/15	3,383	1,081	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/10/30	04/27/15	460	133	—
Ministry of Finance of the Russian Federation, 0.00%, 03/23/33	04/27/15	1,025	284	—
Ministry of Finance of the Russian Federation, 0.00%, 05/10/34	04/27/15	1,576	448	0.1
Ministry of Finance of the Russian Federation, 0.00%, 03/16/39	04/27/15	3,206	802	0.1
Movida Europe S.A., 5.25%, 02/08/31	02/09/22	173	142	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	97	40	—
Nigeria, Federal Government of, 6.13%, 09/28/28	08/02/22	146	133	—
OCP S.A., 5.13%, 06/23/51	04/14/22	353	288	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	334	236	—
Pharmaron Beijing Co., Ltd. - Class H	04/26/22	255	151	—
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	959	791	0.1
Presidencia de la Republica Dominicana, 5.30%, 01/21/41	10/07/21	149	101	—
PT Gajah Tunggal Tbk, 8.95%, 06/23/26	05/17/22	153	157	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	129	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/23)	12/06/19	192	59	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	198	11	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	07/28/22	144	130	—
Simpar Europe, 5.20%, 01/26/31	03/21/22	172	140	—
TE Connectivity Ltd.	09/28/17	2,389	2,714	0.3
Tecila Sociedad Anonima, 8.50%, 06/27/29	05/12/22	36	30	—
Tecila Sociedad Anonima, 7.00%, 12/15/47	04/22/22	214	178	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	220	—
The Arab Republic of Egypt, 5.25%, 10/06/25	08/01/22	184	180	—
Theta Capital Pte. Ltd., 6.75%, 10/31/26	08/03/22	143	126	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	203	190	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/04/19	181	2	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	08/19/22	307	290	—
Vedanta Resources Limited, 6.13%, 08/09/24	07/06/22	108	118	—
VTR Finance N.V., 6.38%, 07/15/28	04/22/22	232	137	—
WH Group Limited	04/13/22	2,622	2,427	0.2
Yuzhou Group Holdings Company Limited, 0.00%, 05/27/25	02/06/20	203	12	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	837	179	—
		47,723	29,551	2.7

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	135	December 2022	EUR	33,176	12	(184)
3M EURIBOR	42	December 2023	EUR	10,179	1	1
3M SOFR Index	24	September 2023		5,793	(2)	(56)
3M SOFR Index	94	March 2025		22,779	(18)	(145)
3M SONIA Index	1	March 2023	GBP	241	—	(4)
90 Day Eurodollar	490	December 2022		117,694	(6)	(939)
90 Day Eurodollar	30	March 2023		7,130	—	17
90 Day Eurodollar	42	June 2023		10,138	(1)	(128)
90 Day Eurodollar	193	September 2023		47,679	(12)	(1,638)
90 Day Eurodollar	79	December 2023		19,134	(7)	(271)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD Spot Rate	96	December 2022		6,518	(64)	(359)
CAD/USD Spot Rate	3	December 2022		228	(2)	(11)
JPY/USD Spot Rate	112	December 2022		9,903	(26)	(154)
Long Gilt	47	December 2022	GBP	4,946	(7)	(461)
MXN/USD Spot Rate	164	December 2022		4,010	16	9
United States 10 Year Note	608	December 2022		68,195	(220)	(61)
United States 2 Year Note	38	January 2023		7,791	(6)	14
United States Long Bond	563	December 2022		74,557	(350)	(3,390)
United States Ultra Bond	66	December 2022		9,360	(107)	(318)
					(799)	(8,078)
Short Contracts
3M SOFR Index	(138)	March 2024		(33,202)	12	162
EUR/USD Spot Rate	(19)	December 2022		(2,392)	(4)	50
Euro Bund	(25)	December 2022	EUR	(3,463)	—	—
GBP/USD Spot Rate	(9)	December 2022		(648)	(7)	19
Japan 10 Year Bond	(24)	December 2022	JPY	(3,562,821)	(33)	24
United States 10 Year Ultra Bond	(281)	December 2022		(35,344)	140	2,050
United States 5 Year Note	(188)	January 2023		(20,193)	36	(18)
					144	2,287

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	8.93	(M)	04/21/27	MXN	79,106	6	(56)
3M LIBOR (Q)	Paying	0.82	(S)	06/04/24		2,647	(2)	(95)
3M LIBOR (Q)	Paying	1.41	(S)	03/01/25		83,433	(73)	(2,089)
3M LIBOR (Q)	Paying	1.52	(S)	06/21/25		30,918	(17)	(700)
U.K. Retail Price Index (A)	Paying	4.50	(A)	10/15/26	GBP	1,940	—	(181)
U.S. CPURNSA (A)	Receiving	3.97	(A)	11/18/23		3,680	2	119
U.S. CPURNSA (A)	Paying	2.79	(A)	05/12/26		3,270	15	(178)
U.S. CPURNSA (A)	Paying	3.37	(A)	11/18/26		3,680	12	(90)
U.S. CPURNSA (A)	Paying	2.50	(A)	10/07/51		530	5	13
U.S. SOFR (A)	Receiving	1.52	(A)	11/20/26		4,900	13	301
U.S. SOFR (A)	Receiving	0.71	(A)	05/15/27		18,829	86	2,227
U.S. SOFR (A)	Receiving	1.13	(A)	08/15/28		1,889	7	259
U.S. SOFR (A)	Receiving	1.22	(A)	08/15/28		6,586	25	889
U.S. SOFR (A)	Receiving	2.85	(A)	02/15/29		1,898	8	86
U.S. SOFR (A)	Receiving	3.27	(A)	04/30/29		11,752	52	370
U.S. SOFR (A)	Receiving	1.73	(A)	10/20/31		3,190	3	184
U.S. SOFR (A)	Receiving	2.00	(A)	03/18/32		1,354	6	159
U.S. SOFR (A)	Receiving	3.22	(A)	05/15/32		18,765	60	268
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45		3,170	27	1,335
U.S. SOFR (A)	Receiving	1.52	(A)	02/15/47		1,796	18	502
U.S. SOFR (A)	Receiving	1.65	(A)	08/15/47		688	7	110
U.S. SOFR (A)	Receiving	2.62	(A)	02/15/48		3,151	38	371
U.S. SOFR (A)	Receiving	2.51	(A)	02/15/48		3,929	47	451
U.S. SOFR (A)	Receiving	2.60	(A)	02/15/48		11,380	137	548
U.S. SOFR (A)	Receiving	2.50	(A)	04/21/52		990	14	106
U.S. SOFR (A)	Paying	1.40	(A)	10/13/25		17,351	(16)	(353)
							480	4,556

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.39 (Q)	N/A	5.00	12/20/27	1,355	56	(2)	—

Credit default swap agreements - sell protection
CDX.NA.IG.38 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(31,540)	8	1	(158)
CDX.NA.IG.39 (Credit rating^: BB) (Q)	N/A	1.00	12/20/27	(10,826)	(37)	—	(23)
Teva Pharmaceutical Industries Ltd (Q)	4.11	1.00	06/20/26	(296)	(29)	1	1
					(58)	2	(180)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
3M EURIBOR Future, Dec. 2022	(45)	EUR	98.50	12/19/22	4	(62)
Euro Bund Future, Dec. 2022	(14)	EUR	138.00	11/25/22	(7)	(14)
Euro Bund Future, Dec. 2022	(60)	EUR	140.00	11/25/22	(24)	(13)
Euro Bund Future, Nov. 2022	(10)	EUR	138.00	10/21/22	(5)	(10)
Euro Bund Future, Nov. 2022	(14)	EUR	137.00	10/21/22	(8)	(16)
Euro Bund Future, Nov. 2022	(30)	EUR	138.00	10/21/22	(6)	(6)
Euro Bund Future, Nov. 2022	(18)	EUR	143.00	10/21/22	(3)	12
Euro Bund Future, Nov. 2022	(27)	EUR	147.00	10/21/22	(2)	43
Euro Bund Future, Nov. 2022	(18)	EUR	141.00	10/21/22	(5)	6
Euro Bund Future, Nov. 2022	(9)	EUR	144.50	10/21/22	(1)	9
Euro Bund Future, Nov. 2022	(37)	EUR	145.00	10/21/22	(4)	42
Euro Bund Future, Nov. 2022	(45)	EUR	142.50	10/21/22	(9)	30
Euro Bund Future, Nov. 2022	(36)	EUR	140.00	10/21/22	(13)	6
Euro Bund Future, Nov. 2022	(73)	EUR	146.00	10/21/22	(6)	85
					(89)	112

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2023	Call	97.13	12/18/23	487	268
AUD/USD Spot Rate Future, Dec. 2022	Call	0.68	10/07/22	5	—
EUR/USD Spot Rate Future, Dec. 2022	Call	1.01	10/07/22	10	2
GBP/USD Spot Rate Future, Dec. 2022	Call	1.17	10/07/22	5	—
GBP/USD Spot Rate Future, Dec. 2022	Call	1.15	10/07/22	5	1
United States 10 Year Note Future, Dec. 2022	Call	114.50	10/21/22	146	44
United States 10 Year Note Future, Dec. 2022	Call	112.50	10/21/22	20	18
United States 10 Year Note Future, Dec. 2022	Call	111.00	10/21/22	10	17
United States 5 Year Note Future, Dec. 2022	Call	111.50	10/21/22	13	—
United States 5 Year Note Future, Dec. 2022	Call	111.75	11/25/22	22	2
United States Long Bond Future, Dec. 2022	Call	131.00	10/21/22	9	5
United States Long Bond Future, Dec. 2022	Call	130.00	10/21/22	56	38
United States Long Bond Future, Dec. 2022	Call	126.00	10/21/22	17	39
					434
Options on Securities
8X8, Inc.	Put	2.50	01/20/23	115	2
Affirm Holdings, Inc.	Call	50.00	10/21/22	6	—
Airbnb, Inc.	Call	125.00	10/21/22	10	—
Alteryx, Inc.	Call	75.00	10/21/22	5	—
Alteryx, Inc.	Call	70.00	11/18/22	5	1
American Airlines Group Inc.	Put	10.00	01/20/23	54	5
Amyris, Inc.	Put	3.50	10/21/22	127	10
Amyris, Inc.	Put	1.50	12/16/22	4	—
Amyris, Inc.	Put	2.00	01/20/23	260	8
Array Tech, Inc.	Call	20.00	11/18/22	100	10
Arrival	Call	1.50	12/16/22	105	1
Confluent, Inc.	Call	40.00	10/21/22	39	—
Coupa Software Incorporated	Call	75.00	12/16/22	7	2
Danimer Scientific, Inc.	Put	5.00	11/18/22	26	6
Danimer Scientific, Inc.	Put	2.50	11/18/22	48	1
Danimer Scientific, Inc.	Put	2.50	01/20/23	104	5
Fiverr International Ltd	Call	50.00	10/21/22	10	—
Gol Linhas Aereas Inteligentes S.A.	Call	5.00	01/20/23	103	2
Gol Linhas Aereas Inteligentes S.A.	Put	3.00	01/20/23	522	28
Gossamer Bio, Inc.	Call	17.50	11/18/22	26	3
Gossamer Bio, Inc.	Call	15.00	11/18/22	26	3
Gossamer Bio, Inc.	Put	7.50	12/16/22	26	2
Groupon, Inc.	Call	15.00	10/21/22	18	—
Groupon, Inc.	Put	15.00	10/21/22	32	22
Helix Energy Solutions Group, Inc.	Call	5.00	10/21/22	33	—
Helix Energy Solutions Group, Inc.	Call	5.00	12/16/22	203	4
Invesco QQQ Trust	Call	305.00	10/21/22	63	2
Invesco QQQ Trust	Call	298.00	10/21/22	95	6
Invesco QQQ Trust	Call	289.00	10/21/22	144	27
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	10/21/22	126	51
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	10/21/22	48	8
Lucid Group, Inc.	Call	20.00	10/21/22	31	—
Norwegian Cruise Line Holdings Ltd.	Call	17.50	10/21/22	87	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Open Doors Technology Inc.	Call	6.00	10/21/22	270	—
Redfin Corporation	Put	5.00	11/18/22	73	4
Repay Holdings Corporation	Call	12.50	12/16/22	52	2
Shift Technologies, Inc.	Put	2.50	01/20/23	26	5
Shift Technologies, Inc.	Put	2.50	02/17/23	130	25
Sirius XM Holdings Inc.	Call	6.75	12/16/22	222	2
Sirius XM Holdings Inc.	Call	6.75	01/20/23	39	—
The Greenbrier Companies, Inc.	Call	40.00	12/16/22	23	—
					247

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	GSC	Call		100.50	11/17/22	1,920,600	7

Foreign Currency Options
USD/MXN Spot Rate	GSC	Call	MXN	20.20	11/14/22	1,254,000	25
USD/JPY Spot Rate	CIT	Put	JPY	131.39	10/06/22	204,392	—
USD/JPY Spot Rate	GSC	Put	JPY	131.50	10/06/22	228,391	—
USD/JPY Spot Rate	GSC	Put	JPY	131.55	10/05/22	688,226	—
							25

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
90 Day Eurodollar Future, Dec. 2022	Call	97.00	12/19/22	180	(8)
90 Day Eurodollar Future, Dec. 2022	Call	97.50	12/19/22	107	(4)
90 Day Eurodollar Future, Dec. 2022	Call	99.00	12/19/22	33	—
90 Day Eurodollar Future, Dec. 2022	Call	98.50	12/19/22	78	—
90 Day Eurodollar Future, Dec. 2022	Call	96.25	12/19/22	135	(12)
90 Day Eurodollar Future, Dec. 2022	Call	95.75	12/19/22	188	(32)
90 Day Eurodollar Future, Dec. 2022	Call	96.00	12/19/22	145	(16)
90 Day Eurodollar Future, Dec. 2022	Call	96.50	12/19/22	486	(31)
90 Day Eurodollar Future, Dec. 2023	Call	98.00	12/18/23	734	(206)
90 Day Eurodollar Future, Dec. 2023	Call	97.00	12/18/23	141	(85)
90 Day Eurodollar Future, Dec. 2023	Call	97.88	12/18/23	240	(75)
AUD/USD Spot Rate Future, Dec. 2022	Call	0.69	10/07/22	15	—
AUD/USD Spot Rate Future, Dec. 2022	Call	0.71	10/07/22	10	—
AUD/USD Spot Rate Future, Dec. 2022	Call	0.70	10/07/22	28	—
AUD/USD Spot Rate Future, Dec. 2022	Call	0.65	10/07/22	5	(1)
AUD/USD Spot Rate Future, Dec. 2022	Call	0.65	11/04/22	10	(9)
AUD/USD Spot Rate Future, Dec. 2022	Call	0.67	11/04/22	5	(2)
AUD/USD Spot Rate Future, Dec. 2022	Call	0.66	11/04/22	5	(3)
AUD/USD Spot Rate Future, Dec. 2022	Call	0.69	11/04/22	10	(2)
AUD/USD Spot Rate Future, Dec. 2022	Put	0.68	10/07/22	5	(17)
CAD/USD Spot Rate Future, Dec. 2022	Call	0.77	10/07/22	1	—
Eurodollar 1 Year Midcurve Future, Dec. 2023	Call	96.75	12/16/22	180	(20)
Eurodollar 1 Year Midcurve Future, Dec. 2023	Call	96.00	12/16/22	94	(36)
Eurodollar 1 Year Midcurve Future, Dec. 2023	Call	97.13	12/16/22	66	(3)
Eurodollar 1 Year Midcurve Future, Dec. 2023	Call	95.75	12/16/22	240	(140)
Eurodollar 1 Year Midcurve Future, Dec. 2023	Call	96.25	12/16/22	182	(45)
Eurodollar 1 Year Midcurve Future, Dec. 2023	Call	96.50	12/16/22	542	(84)
GBP/USD Spot Rate Future, Dec. 2022	Call	1.12	11/04/22	5	(8)
GBP/USD Spot Rate Future, Dec. 2022	Put	1.16	10/07/22	10	(28)
JPY/USD Spot Rate Future, Dec. 2022	Call	0.72	10/07/22	5	—
JPY/USD Spot Rate Future, Dec. 2022	Call	0.71	10/07/22	10	—
JPY/USD Spot Rate Future, Dec. 2022	Call	0.72	11/04/22	10	(4)
JPY/USD Spot Rate Future, Dec. 2022	Call	0.71	11/04/22	15	(12)
JPY/USD Spot Rate Future, Dec. 2022	Put	0.70	10/07/22	30	(18)
United States 10 Year Note Future, Dec. 2022	Call	112.50	10/07/22	21	(11)
United States 10 Year Note Future, Dec. 2022	Call	117.50	10/21/22	46	(3)
United States 10 Year Note Future, Dec. 2022	Call	117.00	10/21/22	38	(2)
United States 10 Year Note Future, Dec. 2022	Call	116.50	10/21/22	130	(14)
United States 10 Year Note Future, Dec. 2022	Call	116.00	10/21/22	27	(4)
United States 10 Year Note Future, Dec. 2022	Call	120.00	10/21/22	46	(2)
United States 10 Year Note Future, Dec. 2022	Call	122.00	10/21/22	41	(1)
United States 10 Year Note Future, Dec. 2022	Call	118.00	10/21/22	50	(2)
United States 10 Year Note Future, Dec. 2022	Call	119.00	10/21/22	81	(3)
United States 10 Year Note Future, Dec. 2022	Call	115.00	10/21/22	83	(18)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 10 Year Note Future, Dec. 2022	Call	114.00	10/21/22	96	(39)
United States 10 Year Note Future, Dec. 2022	Call	112.75	10/21/22	48	(38)
United States 10 Year Note Future, Dec. 2022	Call	112.00	10/21/22	95	(110)
United States 10 Year Note Future, Dec. 2022	Call	113.00	10/21/22	91	(63)
United States 10 Year Note Future, Dec. 2022	Call	115.50	10/21/22	28	(4)
United States 10 Year Note Future, Dec. 2022	Call	111.50	10/21/22	38	(54)
United States 10 Year Note Future, Dec. 2022	Call	118.00	11/25/22	10	(2)
United States 10 Year Note Future, Dec. 2022	Call	113.00	11/25/22	48	(59)
United States 10 Year Note Future, Dec. 2022	Call	114.00	11/25/22	48	(42)
United States 10 Year Note Future, Dec. 2022	Call	115.00	11/25/22	49	(29)
United States 10 Year Note Future, Dec. 2022	Call	117.00	11/25/22	10	(3)
United States 10 Year Note Future, Dec. 2022	Put	112.00	10/21/22	19	(20)
United States 10 Year Note Future, Dec. 2022	Put	113.50	10/21/22	43	(85)
United States 10 Year Note Future, Dec. 2022	Put	114.00	10/21/22	38	(90)
United States 10 Year Note Future, Dec. 2022	Put	110.25	10/21/22	176	(82)
United States 10 Year Note Future, Dec. 2022	Put	111.50	10/21/22	19	(17)
United States 10 Year Note Future, Dec. 2022	Put	111.00	10/21/22	8	(5)
United States 5 Year Note Future, Dec. 2022	Call	108.00	10/07/22	32	(8)
United States 5 Year Note Future, Dec. 2022	Call	107.75	10/07/22	73	(26)
United States 5 Year Note Future, Dec. 2022	Call	110.75	10/21/22	104	(4)
United States 5 Year Note Future, Dec. 2022	Call	110.50	10/21/22	74	(3)
United States 5 Year Note Future, Dec. 2022	Call	110.00	10/21/22	143	(11)
United States 5 Year Note Future, Dec. 2022	Call	111.00	10/21/22	93	(4)
United States 5 Year Note Future, Dec. 2022	Call	112.00	10/21/22	68	(3)
United States 5 Year Note Future, Dec. 2022	Call	109.00	10/21/22	172	(36)
United States 5 Year Note Future, Dec. 2022	Call	107.25	10/21/22	57	(48)
United States 5 Year Note Future, Dec. 2022	Call	109.25	10/21/22	54	(8)
United States 5 Year Note Future, Dec. 2022	Call	108.50	10/21/22	29	(9)
United States 5 Year Note Future, Dec. 2022	Call	109.50	10/21/22	28	(4)
United States 5 Year Note Future, Dec. 2022	Call	109.00	11/25/22	120	(57)
United States 5 Year Note Future, Dec. 2022	Call	109.25	11/25/22	54	(22)
United States 5 Year Note Future, Dec. 2022	Call	110.00	11/25/22	192	(49)
United States 5 Year Note Future, Dec. 2022	Put	107.00	10/07/22	31	—
United States 5 Year Note Future, Dec. 2022	Put	107.00	10/21/22	144	(74)
United States 5 Year Note Future, Dec. 2022	Put	106.00	10/21/22	48	(11)
United States Long Bond Future, Dec. 2022	Call	128.00	10/07/22	10	(6)
United States Long Bond Future, Dec. 2022	Call	127.00	10/07/22	19	(19)
United States Long Bond Future, Dec. 2022	Call	134.00	10/21/22	14	(3)
United States Long Bond Future, Dec. 2022	Call	137.00	10/21/22	18	(2)
United States Long Bond Future, Dec. 2022	Call	144.00	10/21/22	27	—
United States Long Bond Future, Dec. 2022	Call	133.00	10/21/22	9	(2)
United States Long Bond Future, Dec. 2022	Call	128.00	10/21/22	34	(44)
United States Long Bond Future, Dec. 2022	Call	132.00	10/21/22	147	(56)
United States Long Bond Future, Dec. 2022	Call	130.00	11/25/22	54	(87)
United States Long Bond Future, Dec. 2022	Put	125.00	10/07/22	5	(4)
United States Long Bond Future, Dec. 2022	Put	129.00	10/21/22	10	(36)
United States Long Bond Future, Dec. 2022	Put	125.00	10/21/22	20	(28)
					(2,367)
Options on Securities
1Life Healthcare, Inc.	Call	17.50	11/18/22	753	(4)
Activision Blizzard, Inc.	Call	80.00	10/21/22	145	(2)
Alteryx, Inc.	Put	60.00	10/21/22	5	(3)
Alteryx, Inc.	Put	60.00	11/18/22	5	(4)
Array Tech, Inc.	Put	15.00	11/18/22	100	(13)
Avalara, Inc.	Call	100.00	11/18/22	10	(4)
Avalara, Inc.	Call	95.00	01/20/23	8	(12)
BTRS Holdings Inc.	Call	10.00	10/21/22	26	—
Confluent, Inc.	Put	25.00	10/21/22	39	(10)
Coupa Software Incorporated	Put	60.00	12/16/22	7	(6)
Fiverr International Ltd	Put	35.00	10/21/22	10	(5)
Global Blood Therapeutics, Inc.	Call	70.00	12/16/22	203	(5)
Gossamer Bio, Inc.	Put	12.50	12/16/22	26	(9)
Helix Energy Solutions Group, Inc.	Put	4.00	10/21/22	33	(1)
Helix Energy Solutions Group, Inc.	Put	4.00	12/16/22	203	(11)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	10/21/22	126	(10)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	67.00	10/21/22	48	(1)
Norwegian Cruise Line Holdings Ltd.	Put	12.50	10/21/22	87	(15)
Open Doors Technology Inc.	Put	5.00	10/21/22	102	(20)
Ping Identity Holding Corp.	Call	30.00	11/18/22	11	—
PRA Group, Inc.	Put	30.00	11/18/22	39	(3)
Signify Health, Inc.	Call	30.00	10/21/22	48	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Signify Health, Inc.	Call	30.00	11/18/22	137	(2)
Sirius XM Holdings Inc.	Put	6.75	01/20/23	522	(69)
Store Capital Corporation	Call	32.50	10/21/22	93	(1)
Store Capital Corporation	Call	35.00	11/18/22	7	—
Store Capital Corporation	Call	32.50	11/18/22	94	—
Store Capital Corporation	Call	32.50	01/20/23	50	(1)
The Greenbrier Companies, Inc.	Put	25.00	12/16/22	23	(6)
Zendesk, Inc.	Call	80.00	10/21/22	6	—
Zendesk, Inc.	Call	75.00	10/21/22	213	(41)
					(258)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/AUD Spot Rate	JPM	Put	AUD	0.68	12/22/22	837,064	(7)
USD/BRL Spot Rate	MSC	Call	BRL	5.28	12/02/22	1,257,081	(66)
USD/BRL Spot Rate	MSC	Put	BRL	5.28	12/02/22	1,257,081	(29)
USD/GBP Spot Rate	CIT	Put	GBP	1.21	10/27/22	574,482	(1)
USD/GBP Spot Rate	GSC	Put	GBP	1.08	12/22/22	565,000	(32)
USD/GBP Spot Rate	JPM	Put	GBP	1.20	10/24/22	601,194	(1)
USD/GBP Spot Rate	JPM	Put	GBP	1.08	12/22/22	575,000	(35)
USD/GBP Spot Rate	MSC	Put	GBP	1.12	12/22/22	2,127,000	(72)
USD/JPY Spot Rate	BNP	Call	JPY	145.00	12/07/22	1,226,254	(21)
USD/MXN Spot Rate	GSC	Call	MXN	21.00	11/14/22	2,509,000	(20)
							(284)
Options on Securities
Dufry AG	JPM	Call	CHF	40.00	03/17/23	96	(6)
Dufry AG	JPM	Call	CHF	40.00	03/17/23	75	(5)
							(11)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/18/22	AUD	1,751	1,120	(95)
AUD/USD	JPM	10/18/22	AUD	169	108	(8)
AUD/USD	GSC	10/28/22	AUD	461	295	(3)
AUD/USD	GSC	10/28/22	AUD	90	58	—
BRL/USD	GSC	10/18/22	BRL	4,029	744	(33)
BRL/USD	GSC	10/18/22	BRL	17,195	3,176	105
CAD/USD	CIT	10/18/22	CAD	4,696	3,400	(234)
CAD/USD	JPM	10/18/22	CAD	870	630	(34)
CAD/USD	MSC	10/18/22	CAD	67	49	(4)
CNH/USD	JPM	10/18/22	CNH	31,278	4,382	(102)
CNH/USD	MSC	10/18/22	CNH	18,760	2,628	23
CNY/USD	JPM	10/18/22	CNY	50	7	—
COP/USD	MSC	10/18/22	COP	2,860,588	619	(27)
EUR/USD	GSC	10/13/22	EUR	380	373	(36)
EUR/USD	BNP	10/18/22	EUR	87	85	(3)
EUR/USD	CIT	10/18/22	EUR	654	642	(26)
EUR/USD	GSC	10/18/22	EUR	400	392	(8)
EUR/USD	MSC	10/18/22	EUR	3,479	3,413	(57)
EUR/USD	JPM	10/26/22	EUR	37	37	—
EUR/USD	GSC	11/23/22	EUR	381	375	(36)
GBP/USD	GSC	10/07/22	GBP	4,258	4,755	(73)
GBP/USD	GSC	10/18/22	GBP	3,295	3,680	(293)
GBP/USD	GSC	12/28/22	GBP	309	345	11
GBP/USD	JPM	12/28/22	GBP	311	348	13
GBP/USD	MSC	12/28/22	GBP	927	1,036	9
IDR/USD	JPM	10/18/22	IDR	62,322,070	4,091	(17)
IDR/USD	MSC	10/18/22	IDR	863,177	57	(1)
IDR/USD	MSC	10/18/22	IDR	223,186	15	—
INR/USD	JPM	10/18/22	INR	—	—	—
JPY/USD	BNP	10/18/22	JPY	263,712	1,824	(142)
JPY/USD	GSC	10/18/22	JPY	21,505	149	(7)
MXN/USD	GSC	10/18/22	MXN	2,727	135	6
MXN/USD	MSC	10/18/22	MXN	30,617	1,517	36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
NOK/USD	MSC	10/18/22	NOK	1,586	146	(12)
NOK/USD	MSC	10/18/22	NOK	53	5	—
PLN/USD	MSC	10/18/22	PLN	392	79	(1)
TWD/USD	MSC	10/18/22	TWD	39,559	1,247	(82)
USD/AUD	CIT	10/18/22	AUD	(159)	(102)	5
USD/AUD	MSC	10/18/22	AUD	(159)	(102)	9
USD/AUD	GSC	10/28/22	AUD	(1,810)	(1,158)	80
USD/AUD	JPM	12/15/22	AUD	(236)	(151)	13
USD/AUD	SSB	12/28/22	AUD	(824)	(528)	4
USD/BRL	GSC	10/18/22	BRL	(582)	(108)	(3)
USD/BRL	GSC	10/18/22	BRL	(194)	(36)	1
USD/CAD	JPM	10/07/22	CAD	(2,149)	(1,556)	102
USD/CAD	MSC	10/18/22	CAD	(1,415)	(1,024)	60
USD/CAD	JPM	10/28/22	CAD	(791)	(573)	23
USD/CAD	SSB	12/28/22	CAD	(1,854)	(1,343)	6
USD/CNH	CIT	10/18/22	CNH	(26,330)	(3,689)	215
USD/CNH	MSC	10/18/22	CNH	(1,726)	(241)	4
USD/CNH	JPM	01/18/23	CNH	(19,818)	(2,783)	6
USD/CNH	MSC	01/18/23	CNH	(18,760)	(2,635)	(23)
USD/CNY	JPM	10/18/22	CNY	(23,278)	(3,284)	190
USD/COP	GSC	10/18/22	COP	(4,896,436)	(1,059)	48
USD/EUR	GSC	10/13/22	EUR	(2,280)	(2,234)	189
USD/EUR	JPM	10/13/22	EUR	(2,419)	(2,372)	269
USD/EUR	BNP	10/18/22	EUR	(2,039)	(2,000)	83
USD/EUR	CIT	10/18/22	EUR	(2,542)	(2,495)	101
USD/EUR	MSC	10/18/22	EUR	(2,825)	(2,771)	22
USD/EUR	JPM	10/25/22	EUR	(571)	(561)	22
USD/EUR	JPM	10/26/22	EUR	(37)	(37)	2
USD/EUR	GSC	10/27/22	EUR	(1,512)	(1,485)	73
USD/EUR	JPM	10/27/22	EUR	(1,786)	(1,754)	86
USD/EUR	JPM	11/22/22	EUR	(1,044)	(1,027)	26
USD/EUR	GSC	11/23/22	EUR	(381)	(373)	47
USD/EUR	SSB	12/28/22	EUR	(3,753)	(3,704)	(73)
USD/EUR	JPM	03/15/23	EUR	(320)	(318)	13
USD/GBP	GSC	10/05/22	GBP	(936)	(1,047)	176
USD/GBP	GSC	10/07/22	GBP	(4,258)	(4,755)	801
USD/GBP	CIT	10/18/22	GBP	(108)	(121)	3
USD/GBP	GSC	10/18/22	GBP	(1,213)	(1,354)	(46)
USD/GBP	GSC	10/18/22	GBP	(336)	(375)	22
USD/GBP	JPM	10/27/22	GBP	(167)	(187)	8
USD/GBP	JPM	11/10/22	GBP	(3,059)	(3,418)	363
USD/GBP	JPM	12/23/22	GBP	(515)	(575)	27
USD/GBP	GSC	12/28/22	GBP	(851)	(952)	(7)
USD/GBP	MSC	12/28/22	GBP	(73)	(82)	(1)
USD/HKD	SSB	12/28/22	HKD	(3,719)	(474)	—
USD/IDR	CIT	10/18/22	IDR	(100,338,566)	(6,586)	61
USD/IDR	JPM	01/18/23	IDR	(62,322,070)	(4,078)	7
USD/JPY	GSC	10/07/22	JPY	(28,476)	(197)	14
USD/JPY	CIT	10/11/22	JPY	(8,084)	(56)	4
USD/JPY	GSC	10/11/22	JPY	(9,240)	(64)	5
USD/JPY	BNP	10/18/22	JPY	(760,022)	(5,259)	362
USD/JPY	CIT	10/18/22	JPY	(96,000)	(664)	4
USD/JPY	GSC	10/18/22	JPY	(65,325)	(452)	8
USD/MXN	MSC	10/18/22	MXN	(87,641)	(4,340)	(154)
USD/MXN	GSC	11/16/22	MXN	(279)	(14)	—
USD/PLN	MSC	10/18/22	PLN	(5,061)	(1,019)	55
USD/RUB	GSC	09/20/23	RUB	(16,230)	(214)	10
USD/SEK	JPM	10/26/22	SEK	(34,772)	(3,136)	296
USD/TWD	JPM	10/18/22	TWD	(38,525)	(1,215)	85
USD/TWD	MSC	10/18/22	TWD	(1,034)	(33)	2
USD/ZAR	BBH	10/03/22	ZAR	(3,026)	(167)	2
USD/ZAR	MSC	10/18/22	ZAR	(149)	(8)	1
ZAR/USD	MSC	10/18/22	ZAR	30,113	1,661	(164)
					(38,722)	2,413

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	JPM	8.99	(A)	10/27/24	RUB	166,100	—	210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BOA	11.99	(A)	01/04/27	BRL	22,445	—	49
								—	259

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (M)	GSC	1M HIBOR -1.00% (M)	TBD	(503,500)	HKD	(6,888)	90
Acer Inc. (M)	MSC	Federal Funds Effective Rate -5.25% (M)	TBD	(1,300,000)		(907)	10
Adient Public Limited Company (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,697)		(120)	17
Advanced Wireless Semiconductor Company (MT)	GSC	Federal Funds Effective Rate -9.50% (M)	TBD	(254,000)		(589)	101
Airtac International Group (MT)	GSC	Federal Funds Effective Rate -4.52% (M)	TBD	(17,000)		(431)	32
Airtel Africa PLC (MT)	GSC	SONIA +0.43% (M)	TBD	496,016	GBP	670	(32)
Al Rajhi Banking and Investment Corporation (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	27,835		629	(27)
Alibaba Group Holding Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	15,034		1,290	(88)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	34,400	HKD	2,965	(36)
Alpha and Omega Semiconductor Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,994)		(769)	62
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,266)		(625)	107
Antofagasta PLC (MT)	GSC	SONIA -0.40% (M)	TBD	(24,632)	GBP	(271)	(6)
ASMedia Technology Inc. (MT)	GSC	Federal Funds Effective Rate -11.75% (M)	TBD	(28,000)		(675)	88
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(119,000)		(961)	84
AUO Corporation (MT)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(1,508,000)		(822)	126
Avi (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(82,509)	ZAR	(6,070)	4
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(73,900)		(195)	14
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	59,746		923	(87)
Big Hit Entertainment Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.63% (M)	TBD	(1,150)		(130)	22
Bilibili Inc. (M)	GSC	Federal Funds Effective Rate -2.16% (M)	TBD	(28,145)		(471)	39
Camtek Ltd. (MT)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(12,579)		(308)	17
Capitec Bank Holdings (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(2,462)	ZAR	(3,981)	9
CEMEX S.A.B. de C.V. (MT)	BOA	Federal Funds Effective Rate -0.30% (M)	TBD	(62,895)		(224)	8
China Eastern Airlines Corporation Limited (MT)	GSC	1M HIBOR -3.25% (M)	TBD	(874,000)	HKD	(2,360)	3
China National Building Material Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(158,000)	HKD	(1,076)	16
China Southern Airlines Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(420,000)	HKD	(1,793)	7
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(243,200)	HKD	(1,790)	23
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -6.00% (M)	TBD	(3,329)		(498)	83
Com7 Public Company Limited (MT)	MSC	Federal Funds Effective Rate -20.88% (M)	TBD	(1,002,400)		(880)	106
Compal Electronics Inc. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(834,000)		(603)	33
Coupang, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	75,163		1,239	14
CSPC Pharmaceutical Group Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(386,000)	HKD	(2,876)	(21)
Dali Foods Group Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(1,097,500)	HKD	(3,852)	8
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	38,177	SGD	1,277	(2)
Dr. Reddy's Laboratories Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(7,944)		(413)	(1)
Dubai Financial Group LLC (MT)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(63,982)		(30)	4
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -9.00% (M)	TBD	(98,000)		(128)	6
ELAN Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(184,000)		(518)	35
Erste Group Bank AG (M)	GSC	1W Euribor +0.45% (M)	TBD	7,728	EUR	198	(23)
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -12.25% (M)	TBD	(152,000)		(736)	93
Flat Glass Group Co., Ltd. (MT)	BOA	1M HIBOR -0.35% (M)	TBD	(156,000)	HKD	(3,432)	58
FocalTech Systems Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -12.30% (M)	TBD	(244,000)		(534)	64
GDS Holdings Ltd. (MT)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(19,816)		(429)	79
Genius Brands International, Inc. (M)	GSC	Federal Funds Effective Rate -9.25% (M)	TBD	(23,000)		(306)	56
Giant Manufacturing Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(40,000)		(298)	39
Golden Agri-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate +0.55% (M)	TBD	2,585,500	SGD	711	(18)
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	21,913		1,256	(158)
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	18,334		2,662	(340)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	286,800		814	35
Haidilao International Holding Ltd. (MT)	GSC	1M HIBOR -8.50% (M)	TBD	(109,000)	HKD	(1,698)	2
Hana Financial Group Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	25,850		727	(86)
Hangzhou Silan Microelectronics Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -4.00% (M)	TBD	(34,536)		(181)	24
HannStar Display Corporation (M)	GSC	Federal Funds Effective Rate -10.00% (M)	TBD	(1,593,000)		(601)	23
Hanon Systems (MT)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(26,115)		(195)	43
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(2,971)		(400)	47
Hanwha Solutions Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,800)		(248)	23
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(66,075)		(101)	8
Hartalega Holdings Berhad (M)	HSB	Federal Funds Effective Rate -5.68% (M)	TBD	(317,600)		(107)	(9)
Headhunter Group PLC (MT)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	13,705		206	(206)
Heineken N.V. (MT)	GSC	1W Euribor +0.45% (M)	TBD	19,358	EUR	1,740	(1)
Hua Hong Semiconductor Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(152,000)	HKD	(3,101)	73
Infosys Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(53,471)		(910)	3
Innolux Corporation (M)	JPM	Federal Funds Effective Rate -2.50% (M)	TBD	(2,223,000)		(825)	20
Inventec Corporation (MT)	MSC	Federal Funds Effective Rate -1.13% (M)	TBD	(846,000)		(625)	15
iQIYI, Inc. (M)	GSC	Federal Funds Effective Rate -0.38% (M)	TBD	(58,988)		(190)	30
Itau Unibanco Holding S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	237,269		1,300	(74)
JB Financial Group Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	122,665		662	(66)
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	30,700		1,744	(201)
JD.com, Inc. (MT)	GSC	1M HIBOR +0.50% (M)	TBD	1,433	HKD	322	(5)
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W Euribor +0.45% (M)	TBD	68,111	EUR	1,507	(205)
Jiangsu Phoenix Publishing & Media Corporation Limited (MT)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	457,100		571	(25)
Kanzhun Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(18,482)		(390)	78
KCE Electronics Public Company Limited (MT)	MSC	Federal Funds Effective Rate -39.63% (M)	TBD	(293,500)		(408)	68
Kerry Express (Thailand) Public Company Limited (MT)	MSC	Federal Funds Effective Rate -46.50% (M)	TBD	(524,900)		(291)	23
Kimberly - Clark De Mexico S.A.B. De C.V. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(199,400)		(272)	8
Kinsus Interconnect Technology Corp. (MT)	MSC	Federal Funds Effective Rate -6.25% (M)	TBD	(260,000)		(870)	108
Kiwoom Securities Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.75% (M)	TBD	(11,731)		(710)	90
Klabin S.A. (MT)	MSC	Federal Funds Effective Rate -1.38% (M)	TBD	(201,200)		(675)	(3)
Korea Kolmar Holdings Co., Ltd (M)	CIT	OBFR -6.27% (M)	TBD	(7,837)		(141)	17
KT Corp (MT)	HSB	Federal Funds Effective Rate +0.25% (M)	TBD	164,611		2,140	(129)
Kumho Petrochemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.13% (M)	TBD	(4,681)		(440)	62
Largan Precision Co., Ltd. (M)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(3,000)		(183)	25
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(266)		(121)	21
LG Display Co., Ltd. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(52,243)		(540)	102
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(747)		(365)	35
LOTTE Chemical Corporation (MT)	MSC	Federal Funds Effective Rate -1.63% (M)	TBD	(3,727)		(465)	91
Luxshare Precision Industry (Kunshan) Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -2.51% (M)	TBD	(39,100)		(186)	25
MediaTek Inc. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(41,000)		(790)	79
Merry Electronics Co., Ltd. (M)	GSC	Federal Funds Effective Rate -4.50% (M)	TBD	(84,415)		(247)	(1)
Micro-Star International Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -9.85% (M)	TBD	(172,000)		(669)	86
Muangthai Capital Public Company Limited (MT)	MSC	Federal Funds Effective Rate -13.63% (M)	TBD	(681,500)		(769)	112
Nan Ya P.C.B. Service Company (MT)	MSC	Federal Funds Effective Rate -15.88% (M)	TBD	(132,000)		(927)	139
NANTEX Industry Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -11.00% (M)	TBD	(485,000)		(619)	71
Nanya Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	820,000		1,245	13
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(164,000)		(489)	40
NAVER Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,312)		(206)	28
Nc Soft Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,999)		(514)	30
NetEase, Inc. (MT)	BOA	Federal Funds Effective Rate +0.30% (M)	TBD	34,656		2,910	(293)
Netmarble Corp. (MT)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(9,126)		(392)	65
Nine Dragons Paper (Holdings) Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(611,000)	HKD	(3,788)	103
NIO, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(40,719)		(831)	189
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,891)		(265)	19
Novatek Microelectronics Corp. (MT)	MSC	Federal Funds Effective Rate -3.50% (M)	TBD	(65,000)		(504)	56
Nuvoton Technology Corporation (MT)	MSC	Federal Funds Effective Rate -16.13% (M)	TBD	(49,000)		(191)	24
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -10.00% (M)	TBD	(144,000)		(562)	71
OI S.A. - In Judicial Reorganization (M)	GSC	Federal Funds Effective Rate -7.50% (M)	TBD	(3,122,100)		(266)	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
OTP Bank Nyrt. (MT)	GSC	BIBOR -0.75% (M)	TBD	(15,382)	HUF	(130,747)	22
Ozon Holdings PLC (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)		(558)	559
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,594)		(189)	22
PANJIT International Inc. (MT)	MSC	Federal Funds Effective Rate -10.75% (M)	TBD	(511,000)		(1,065)	145
Parade Technologies, Ltd. (MT)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(25,000)		(570)	103
Pinduoduo Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	36,132		2,312	(52)
Playtika Holding Corp. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(31,604)		(330)	33
POSCO Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(1,445)		(186)	35
Powerchip Semiconductor Manufacturing Corp. (MT)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(663,000)		(666)	55
PT Unilever Indonesia, Tbk. (M)	CIT	OBFR -2.66% (M)	TBD	(269,400)		(85)	—
PT Unilever Indonesia, Tbk. (M)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(485,200)		(153)	(1)
PT. TELKOM INDONESIA (PERSERO) TBK (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	8,206		242	(5)
Public Joint Stock Company Detsky Mir (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	560,770		742	(743)
Public Joint Stock Company Magnet (MT) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	66,084		1	(1)
Public Joint Stock Company Sberbank of Russia (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	41,476		0	—
Raiffeisen Bank International AG (M)	MSC	Federal Funds Effective Rate +0.35% (M)	TBD	23,703	EUR	301	(11)
Realtek Semiconductor Corporation (MT)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(93,000)		(904)	33
Reliance Industries Limited (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	35,924		2,227	(116)
Renew Energy Global PLC (MT)	MSC	Federal Funds Effective Rate -0.78% (M)	TBD	(32,233)		(220)	26
Samsung Electro-Mechanics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,801)		(719)	108
SDI Corporation (MT)	MSC	Federal Funds Effective Rate -8.88% (M)	TBD	(155,000)		(565)	47
Shandong Hi-Speed Road & Bridge Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +1.01% (M)	TBD	1,443,000		1,733	(32)
Shanghai International Port(Group) Co., Ltd (M)	GSC	Federal Funds Effective Rate +1.01% (M)	TBD	265,000		201	7
Shanghai Wingtech Electronics Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(62,800)		(473)	50
Shenzhen Goodix Technology Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(2,688)		(20)	1
Shenzhen Goodix Technology Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -10.59% (M)	TBD	(2,216)		(16)	1
Shenzhen Goodix Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -11.50% (M)	TBD	(51,800)		(376)	28
Shenzhou International Group Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(42,400)	HKD	(3,074)	55
Silergy Corp. (MT)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(44,000)		(714)	130
SillaJen Inc (M)	GSC	Federal Funds Effective Rate -18.00% (M)	TBD	(23,634)		(54)	(11)
SK Biopharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(4,057)		(194)	33
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	8,669		549	(46)
SK ie Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(3,555)		(189)	58
SKSHU Paint Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(57,700)		(721)	8
SMART Global Holdings, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	9,710		168	(14)
Sri Trang Agro-Industry Public Company Limited (MT)	MSC	Federal Funds Effective Rate -15.75% (M)	TBD	(1,158,000)		(626)	25
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(397,900)	SGD	(470)	22
Sunny Optical Technology (Group) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(90,800)	HKD	(8,685)	237
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	2,708		212	(25)
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	8,558		130	(16)
Tata Motors Limited (MT)	GSC	Federal Funds Effective Rate -4.02% (M)	TBD	(20,739)		(558)	54
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(77,500)	HKD	(6,944)	136
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	21,200	HKD	6,220	(73)
The Siam Cement Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(54,800)		(499)	26
Tiger Brands Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(12,094)	ZAR	(1,974)	(4)
TOA Paint (Thailand) Company Limited (MT)	MSC	Federal Funds Effective Rate -7.75% (M)	TBD	(338,300)		(295)	(2)
Top Glove Corporation Bhd (MT)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(1,939,900)		(300)	39
TotalEnergies SE (M)	GSC	1W Euribor +0.45% (M)	TBD	8,832	EUR	432	1
Trip.com Group Limited (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	47,604		1,248	51
TSRC Corporation (MT)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(590,000)		(523)	39
Unimicron Technology Corp. (MT)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(211,000)		(867)	86
UPI Semiconductor Corp. (MT)	GSC	Federal Funds Effective Rate -13.25% (M)	TBD	(65,000)		(566)	54
USI Corporation (MT)	MSC	Federal Funds Effective Rate -3.38% (M)	TBD	(407,000)		(295)	32
VK Company Limited (MT)	MSC	Federal Funds Effective Rate -8.50% (M)	TBD	(137,620)		(482)	481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Wanhua Chemical Group Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.41% (M)	TBD	(43,200)		(550)	(11)
Weibo Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(27,001)		(511)	50
Will Semiconductor Co., Ltd. Shanghai (MT)	GSC	Federal Funds Effective Rate -6.04% (M)	TBD	(61,150)		(747)	55
WIN Semiconductors Corp. (MT)	MSC	Federal Funds Effective Rate -3.75% (M)	TBD	(84,000)		(419)	92
Wipro Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(183,500)		(914)	50
Wix.Com Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,103)		(256)	14
Wuzhou Minovo Co., Ltd. (M)	GSC	Federal Funds Effective Rate +11.00% (M)	TBD	1,771,338		2,597	(68)
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(306,500)	HKD	(1,634)	6
Xiaomi Corporation (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(738,600)	HKD	(7,416)	102
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(411,000)	HKD	(5,458)	77
Xinyi Solar Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(188,000)	HKD	(1,865)	39
Yageo Corporation (MT)	GSC	Federal Funds Effective Rate -3.50% (M)	TBD	(44,000)		(468)	95
Yangtze Optical Fibre And Cable Joint Stocks Limited Company (MT)	GSC	1M HIBOR +0.50% (M)	TBD	1,447,500	HKD	26,055	(32)
YiHai International Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(225,000)	HKD	(3,893)	20
Zoomlion Heavy Industry Science and Technology Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(1,280,800)	HKD	(4,009)	65
							3,922

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedule of Investments

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (M) ‡	1M LIBOR +0.00% (Q)	BOA	12/20/22	—	—	23
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	BOA	12/05/22	58	—	(14)
Cazoo Group Ltd (MT)	OBFR +0.75% (Q)	BOA	12/29/22	126	—	(112)
Electricite de France (MT)	OBFR +0.40% (Q)	BOA	07/19/23	1,788	—	(55)
HomeServe PLC (MT)	OBFR +0.60% (Q)	BOA	05/24/23	3,069	—	(246)
Atlantia S.p.A. (MT)	OBFR +0.61% (Q)	GSC	05/23/23	1,955	—	(128)
Brewin Dolphin Holdings PLC (MT)	OBFR +0.61% (Q)	GSC	04/04/23	1,215	—	(169)
Cazoo Group Ltd (MT)	SOFR -18.00% (Q)	GSC	12/29/22	292	—	(274)
Electricite de France (MT)	OBFR +0.70% (Q)	GSC	07/19/23	1,515	—	(47)
Euronav (MT)	OBFR +0.61% (Q)	GSC	10/12/23	208	—	(27)
Link Administration Holdings Limited (MT)	OBFR +0.61% (Q)	GSC	01/24/23	1,135	—	(512)
Uniper SE (MT)	OBFR +0.61% (Q)	GSC	12/14/22	38	—	(35)
Willis Towers Watson Public Limited Company (M)	SOFR +0.61% (Q)	GSC	10/26/22	769	—	(100)
Aareal Bank AG (MT)	OBFR +0.55% (Q)	JPM	07/07/23	312	—	(4)
Atlantia S.p.A. (MT)	OBFR +0.55% (Q)	JPM	05/22/23	2,598	—	(271)
Autogrill S.P.A. (MT)	OBFR +0.55% (Q)	JPM	07/15/23	1,022	—	(63)
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	09/19/23	587	—	(23)
Euromoney Institutional Investor PLC (MT)	OBFR +0.45% (Q)	JPM	10/02/23	193	—	(9)
HomeServe PLC (MT)	OBFR +0.45% (Q)	JPM	06/05/23	593	—	(50)
Intertrust N.V. (MT)	OBFR +0.55% (Q)	JPM	01/27/23	1,111	—	(112)
Shell Midstream Partners, L.P. (MT)	OBFR +0.73% (Q)	JPM	10/19/23	297	—	(1)
Swedish Match AB (MT)	OBFR +0.55% (Q)	JPM	05/16/23	3,322	—	(74)
Tassal Group Limited (MT)	OBFR +0.55% (Q)	JPM	08/18/23	162	—	(12)
					—	(2,315)
Total return swap agreements - paying return
EQUITY
Rentokil Initial PLC (MT)	OBFR -0.35% (Q)	GSC	05/23/23	(1,236)	—	223
Dufry AG (MT)	OBFR -0.75% (Q)	JPM	09/05/23	(44)	—	10
Wangsu Science & Technology Co., Ltd. (MT)	Federal Funds Effective Rate -9.85% (M)	MSC	09/23/23	(127)	—	7
					—	240

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedule of Investments

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	422,369	77,288	137	499,794
Corporate Bonds And Notes	—	292,586	167	292,753
Non-U.S. Government Agency Asset-Backed Securities	—	127,054	155	127,209
Government And Agency Obligations	—	83,396	—	83,396
Senior Floating Rate Instruments	—	9,008	799	9,807
Investment Companies	6,850	—	—	6,850
Other Equity Interests	—	—	6,799	6,799
Preferred Stocks	908	—	171	1,079
Warrants	93	—	—	93
Rights	—	1	62	63
Short Term Investments	159,738	28,469	—	188,207
	589,958	617,802	8,290	1,216,050
Liabilities - Securities
Common Stocks	(158,651)	(1,822)	—	(160,473)
Investment Companies	(19,546)	—	—	(19,546)
Short Term Investments	—	(17,978)	—	(17,978)
	(178,197)	(19,800)	—	(197,997)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,346	—	—	2,346
Centrally Cleared Interest Rate Swap Agreements	—	8,298	—	8,298
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Exchange Traded Futures Options	233	—	—	233
Exchange Traded Purchased Options	681	—	—	681
OTC Purchased Options	—	32	—	32
Open Forward Foreign Currency Contracts	—	4,218	—	4,218
OTC Interest Rate Swap Agreements	—	259	—	259
OTC Contracts for Difference	121	7,207	—	7,328
OTC Total Return Swap Agreements	—	240	23	263
	3,381	20,255	23	23,659
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8,137)	—	—	(8,137)
Centrally Cleared Interest Rate Swap Agreements	—	(3,742)	—	(3,742)
Centrally Cleared Credit Default Swap Agreements	—	(181)	—	(181)
Exchange Traded Futures Options	(121)	—	—	(121)
Exchange Traded Written Options	(2,625)	—	—	(2,625)
OTC Written Options	—	(295)	—	(295)
Open Forward Foreign Currency Contracts	—	(1,805)	—	(1,805)
OTC Contracts for Difference	(2,386)	(70)	(950)	(3,406)
OTC Total Return Swap Agreements	(2,169)	(169)	—	(2,338)
	(15,438)	(6,262)	(950)	(22,650)
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 94.9%
China 25.8%
Alibaba Group Holding Limited (a) (b)	944	9,474
Alibaba Group Holding Limited - ADR (a)	11	863
Amoy Diagnostics Co., Ltd. - Class A	72	232
Angang Steel Company Limited - Class A	768	290
Angel Yeast Co., Ltd. - Class A	1,081	6,315
Anhui Conch Cement Company Limited - Class H	220	697
Anhui Gujing Distillery Company Limited - Class B	485	7,164
ANTA Sports Products Limited	230	2,425
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	52
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (c)	20	259
Autohome Inc. - Class A - ADR	114	3,276
Baidu, Inc. - Class A (a) (b)	482	7,037
Bank of Ningbo Co., Ltd. - Class A	212	939
Baoshan Iron & Steel Co., Ltd. - Class A	826	611
Beijing Capital International Airport Co., Ltd. - Class H (a)	5,096	2,751
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	97	3,046
BYD Company Limited - Class H	8	196
China Construction Bank Corporation - Class H	11,019	6,348
China Longyuan Power Group Corporation Limited - Class H	1,629	2,031
China Merchants Bank Co., Ltd. - Class H	460	2,125
China National Building Material Co., Ltd. - Class H	1,076	821
China Oilfield Services Limited - Class A	1,789	3,623
China Oilfield Services Limited - Class H	1,157	1,145
China Overseas Land & Investment Limited	115	299
China Pacific Insurance (Group) Co., Ltd. - Class H	334	611
China Railway Group Limited - Class A	866	638
China Resources Beer (Holdings) Company Limited	70	486
China Resources Gas Group Limited	1,313	4,190
China Tourism Group Duty Free Corporation Limited - Class A	82	2,279
China Tourism Group Duty Free Corporation Limited - Class H (a)	13	316
China Vanke Co., Ltd. - Class H	248	451
China Yangtze Power Co., Ltd. - Class A	263	843
CITIC Limited	323	304
Contemporary Amperex Technology Co., Limited - Class A	64	3,614
Country Garden Services Holdings Company Limited	64	93
CSC Financial Co., Ltd. - Class H (b)	1,394	1,063
CSPC Pharmaceutical Group Limited	523	522
ENN energy Holdings Limited	144	1,934
Fuyao Glass Industry Group Co., Ltd. - Class A	751	3,773
Ganfeng Lithium Co., Ltd. - Class H (b) (c)	144	954
GDS Holdings Ltd. - ADR (a)	11	190
Glodon Company Limited - Class A	48	311
Great Wall Motor Company Limited - Class H	191	219
Guangdong Investment Limited	3,106	2,490
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	149	917
H World Group Limited - ADR (a)	2	77
Haidilao International Holding Ltd. (a) (b) (c)	398	774
Haitian International Holdings Limited	2,211	4,208
Hangzhou Tigermed Consulting Co., Ltd - Class A	28	353
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	39	318
Hisense Home Appliances Group Co., Ltd. - Class A	1,166	1,831
Hosa International Limited (a) (c) (d)	7,408	—
Hundsun Technologies Inc. - Class A	578	2,750
Industrial and Commercial Bank of China Limited - Class H	2,621	1,227
JD.com, Inc. - Class A	37	934
JD.com, Inc. - Class A - ADR (a)	24	1,208
Joyy Inc. - Class A - ADR	118	3,056
KE Holdings Inc. - Class A - ADR (a)	532	9,317
Kingdee International Software Group Company Limited (a)	412	539
Kweichow Moutai Co., Ltd. - Class A	19	4,929
Li Ning Company Limited	1,260	9,612
Longfor Properties Co. Ltd.	1,232	3,539
Meituan - Class B (a) (b)	154	3,260
Metallurgical Corporation of China Ltd. - Class A	789	332
MicroPort Scientific Corporation (a) (c)	81	139
NARI Technology Co., Ltd. - Class A	1,424	4,970
NetEase, Inc.	62	934
Ping An Bank Co., Ltd. - Class A	1,420	2,362
Ping An Insurance (Group) Co of China Ltd - Class H	344	1,694
Proya Cosmetics Co., Ltd. - Class A	15	335
Qingdao Haier Biomedical Co Ltd - Class A	311	2,730
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	103	345
Remegen, Ltd. - Class H (a) (b) (c)	39	188
SAIC Motor Corporation Limited - Class A	153	307
SANY Heavy Industry Co., Ltd. - Class A	219	428
Shandong Weigao Group Medical Polymer Company Limited - Class H	702	941
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	39	94
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	68	529
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	1,342	2,763
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	21	867
Shenzhou International Group Holdings Limited	885	6,832
Silergy Corp.	196	2,562
Sinoma Science & Technology Co., Ltd. - Class A	422	1,177
Tencent Holdings Limited	525	17,743
Tingyi (Cayman Islands) Holding Corp.	1,894	3,260
Tongcheng-Elong Holdings Limited (a) (b)	2,915	5,678
Tongdao Liepin Group (a) (b)	2,216	2,057
Trip.com Group Limited (a)	166	4,498
Trip.com Group Limited - ADR (a)	21	570
Tsingtao Brewery Co., Ltd. - Class H	592	5,584
Weibo Corporation - Class A - ADR (a)	104	1,779
Weichai Power Co., Ltd. - Class A	1,752	2,340
WuXi AppTec Co., Ltd. - Class A	33	333
WuXi AppTec Co., Ltd. - Class H (b)	790	6,333
Wuxi Biologics Cayman Inc (a) (b)	33	200
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	54	356
Xiamen Faratronic Co., Ltd. - Class A	222	4,991
Xpeng Inc. (a) (c)	64	371
Xpeng Inc. - ADR (a)	63	751
Xtep International Holdings Limited	497	527
Yangzijiang Shipbuilding (Holdings) Ltd.	5,092	3,639
Yatsen Holding Ltd - Class A - ADR (a) (c)	356	388
Yifeng Pharmacy Chain Co., Ltd. - Class A	76	532
YiHai International Holdings Limited	607	1,277
Yum China Holdings, Inc.	5	257
Yunnan Energy New Material Co., Ltd. - Class A	50	1,238
Zhejiang Hangke Technology Incorporated Company - Class A	51	355
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	770	599
ZTO Express (Cayman) Inc. - Class A - ADR	286	6,874
		239,208
India 14.2%
Apollo Hospitals Enterprise Limited	13	684
Ashok Leyland Limited	881	1,643
Axis Bank Limited	477	4,262
Bharat Electronics Limited	643	794
Bharti Airtel Limited	486	4,750
Computer Age Management Services Private Limited	213	6,594
Divis Laboratories Limited	208	9,416
HDFC Bank Limited	449	7,787
Hindalco Industries Limited	571	2,711
ICICI Bank Limited	819	8,595
Indiamart Intermesh Limited	46	2,489
Infosys Limited - ADR	130	2,209
Kotak Mahindra Bank Limited	686	15,177

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Mahindra and Mahindra Limited	81	1,249
Multi Commodity Exchange of India Limited	353	5,266
Oracle Financial Services Software Limited	199	7,274
Petronet LNG Limited	1,829	4,464
PI Industries Limited	122	4,449
Power Grid Corporation of India Limited	348	905
Reliance Industries Limited	372	10,789
SBI Life Insurance Company Limited (b)	54	829
Shree Cement Limited	7	1,729
Shriram Transport Finance Company Limited	180	2,623
Star Health and Allied Insurance Company Limited (a)	338	2,919
Tata Consultancy Services Limited	151	5,546
Tata Steel Limited	420	509
Tech Mahindra Limited	212	2,600
UPL Limited	80	658
WNS (Holdings) Limited - ADR (a)	148	12,086
Zomato Limited (a)	272	206
		131,212
Taiwan 8.5%
ADDCN Technology Co., Ltd.	846	4,896
Airtac International Group	234	5,361
BizLink Holding Inc.	391	3,441
China Development Financial Holding Corporation	927	348
E Ink Holdings Inc.	328	2,175
GlobalWafers Co., Ltd.	52	599
Hon Hai Precision Industry Co., Ltd.	2,312	7,414
Kerry TJ Logistics Company Limited	2,148	2,556
MediaTek Inc.	341	5,929
Parade Technologies, Ltd.	11	206
Realtek Semiconductor Corporation	137	1,155
Sporton International Inc.	797	5,917
Taiwan Semiconductor Manufacturing Company Limited	2,783	36,972
Unimicron Technology Corp.	412	1,522
		78,491
Brazil 7.2%
American Beverage Co Ambev	1,682	4,850
Banco BTG Pactual S/A	992	4,582
Banco do Brasil S.A (a)	241	1,715
BB Seguridade Participacoes S/A	141	693
Boa Vista Servicos S/A	7,095	7,773
Energisa S/A	143	1,117
Hapvida Participacoes E Investimentos S/A (b)	5,756	8,110
Klabin S.A.	696	2,347
Magazine Luiza S.A.	5,089	4,255
Multiplan Empreendimentos Imobiliarios S/A	736	3,300
Petroleo Brasileiro S/A Petrobras. (a)	347	2,143
Raia Drogasil S.A.	125	527
Tegma Gestao Logistica S.A. (e)	3,032	10,955
Telefonica Brasil S.A.	155	1,165
TOTVS S.A.	836	4,573
Vale S.A. - ADR	239	3,180
Vasta Platform Limited - Class A (a) (c) (e)	1,077	5,653
		66,938
South Korea 6.7%
Amorepacific Corporation	20	1,399
CJ CheilJedang Corp.	10	2,967
Coupang, Inc. - Class A (a)	157	2,617
Duzon Bizon Co., Ltd.	113	2,449
E-MART Inc.	6	366
Hyundai Motor Company	37	4,572
Kangwon Land, Inc. (a)	294	4,824
KT Corp	104	2,622
NAVER Corporation	22	2,956
Nc Soft Co., Ltd.	2	544
Nice Information Service Co., Ltd.	457	4,260
POSCO Holdings Inc.	3	419
S-1 Corporation	133	5,359
Samsung C&T Corporation	10	711
Samsung Electronics Co Ltd	415	15,339
SaraminHR Co., Ltd.	246	5,122
SK innovation Co., Ltd. (a)	8	779
SK Telecom Co., Ltd.	41	1,465
Webcash Corp.	200	2,028
Younglimwon Soft Lab Co., Ltd.	281	1,599
		62,397
Mexico 5.1%
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,340
Fresnillo PLC	351	2,997
GRUMA, S.A.B. de C.V. - Class B	410	3,924
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	955	6,006
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	32	4,044
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B - ADR	34	6,756
Grupo Mexico, S.A.B. de C.V. - Class B (a)	1,284	4,341
Orbia Advance Corporation, S.A.B. de C.V.	856	1,436
Qualitas Controladora, S.A.B. De C.V.	905	3,738
Wal - Mart de Mexico, S.A.B. de C.V.	2,097	7,366
		46,948
Hong Kong 5.0%
AIA Group Limited	1,586	13,219
Angang Steel Company Limited - Class H	82	20
China Mengniu Dairy Company Limited	2,421	9,547
China Overseas Holdings Limited	2,535	2,195
ESR Cayman Limited (b)	34	86
Galaxy Entertainment Group Limited (a)	920	5,421
Hong Kong Exchanges and Clearing Limited	89	3,026
Melco Resorts & Entertainment Limited - ADR (a)	199	1,319
Onewo Inc. - Class H (a)	33	187
Sands China Ltd. (a)	1,062	2,652
Sun Hung Kai Properties Limited	12	132
Techtronic Industries Company Limited	828	7,896
Zhongsheng Group Holdings Limited	64	254
		45,954
Indonesia 3.6%
Aneka Tambang (Persero), PT TBK	2,037	258
PT Avia Avian Tbk	66,243	3,459
PT Dayamitra Telekomunikasi	56,424	2,683
PT Sarana Menara Nusantara Tbk	50,133	4,065
PT. Bank Central Asia Tbk	17,069	9,570
PT. Bank Rakyat Indonesia (Persero) Tbk.	37,324	10,995
PT. TELKOM INDONESIA (PERSERO) TBK	7,110	2,080
		33,110
Thailand 3.2%
Bangkok Dusit Medical Services Public Company Limited.	6,664	5,198
Central Pattana Public Company Limited	138	237
Fabrinet (a)	48	4,572
Humanica Limited	10,886	3,182
KASIKORNBANK Public Company Limited	926	3,521
Land and Houses Public Company Limited - NVDR	7,584	1,785
Land and Houses Public Company Limited	8,563	2,015
PTT Exploration And Production Public Company Limited	569	2,418
Union Auction Public Company Limited (e)	26,502	6,797
		29,725
Poland 2.4%
Allegro.eu (a) (b)	574	2,474
Dino Polska Spolka Akcyjna (a) (b)	103	6,261
Grupa Pracuj Spolka Akcyjna	823	6,339
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	643	2,988
Wirtualna Polska Holding SA	245	4,506
		22,568
Malaysia 1.9%
Carlsberg Brewery Malaysia Berhad	1,172	5,682
CIMB Group Holdings Berhad	5,614	6,194
Heineken Malaysia Berhad	1,203	6,193
		18,069
United Kingdom 1.9%
Anglo American PLC	50	1,508
Baltic Classifieds Group PLC	4,473	6,781
Endava PLC - Class A - ADR (a)	29	2,368
Hikma Pharmaceuticals Public Limited Company	17	250
Standard Chartered PLC	313	1,958

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Wizz Air Holdings PLC (a) (b)	254	4,434
		17,299
South Africa 1.7%
Capitec Bank Holdings	56	4,783
Clicks Group	171	2,685
Firstrand Ltd	1,326	4,423
Gold Fields Limited	143	1,156
Naspers Ltd - Class N	10	1,182
OM Residual UK Ltd	1,556	839
Sibanye Stillwater	212	489
		15,557
Saudi Arabia 1.5%
Saudi British Bank	758	7,875
The Saudi National Bank	338	5,654
		13,529
Luxembourg 1.1%
Globant S.A. (a)	33	6,190
Tenaris S.A.	284	3,673
		9,863
Singapore 1.0%
Haw Par Corporation Limited	647	4,610
Jardine Cycle & Carriage Limited	203	4,748
		9,358
United States of America 0.9%
EPAM Systems, Inc. (a)	19	6,701
Freshworks, Inc. - Class A (a) (c)	104	1,353
		8,054
Netherlands 0.7%
ASML Holding N.V.	3	1,184
BE Semiconductor Industries N.V.	73	3,149
Prosus N.V. - Class N	50	2,599
		6,932
Chile 0.5%
Banco de Chile	49,250	4,332
Philippines 0.4%
Ayala Land Inc.	842	327
Bank of The Philippine Islands	747	1,137
BDO Unibank, Inc.	1,356	2,567
		4,031
Hungary 0.4%
MOL Hungarian Oil and Gas Public Limited Company	153	847
OTP Bank Nyrt.	144	2,621
		3,468
Switzerland 0.4%
Lafarge	85	3,466
Czech Republic 0.2%
Komercni banka, a.s.	89	2,237
Bermuda 0.2%
Credicorp Ltd.	15	1,785
Vietnam 0.2%
Taisun Int'l (Holding) Corp.	572	1,514
Vinhomes Joint Stock Company	77	162
		1,676
Japan 0.1%
Tokyo Electron Limited	5	1,273
Greece 0.1%
Hellenic Telecommunications Organization S.A. - Class R	60	865
United Arab Emirates 0.0%
Emaar Properties PJSC	182	286
NMC Health PLC (d)	119	—
Russian Federation 0.0%
Headhunter Group PLC - ADR (b) (d)	25	—
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Novatek - GDR (b) (d)	16	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel - ADR (b) (d)	2	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Public Joint Stock Society Oil Company Lukoil - ADR (b) (d)	47	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy - ADR (b) (d)	101	—
TCS Group Holding PLC - GDR (a) (b) (d)	71	—
Yandex N.V. - Class A (a) (b) (d)	280	—
Total Common Stocks (cost $1,092,720)		878,631
PREFERRED STOCKS 0.8%
Brazil 0.4%
Banco Bradesco S.A. (f)	1,031	3,793
South Korea 0.4%
Samsung Electronics Co Ltd, 1.00% (g)	97	3,187
Total Preferred Stocks (cost $8,796)		6,980
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
iShares Core MSCI Emerging Markets ETF	114	4,901
Total Investment Companies (cost $5,538)		4,901
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.1%
JNL Government Money Market Fund, 2.68% (e) (h)	22,510	22,510
T. Rowe Price Government Reserve Fund, 3.03% (e) (h)	6,531	6,531
		29,041
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (e) (h)	1,406	1,406
Total Short Term Investments (cost $30,447)		30,447
Total Investments 99.5% (cost $1,137,501)		920,959
Other Assets and Liabilities, Net 0.5%		4,726
Total Net Assets 100.0%		925,685

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Tegma Gestao Logistica S.A.	10,300	—	1,919	494	(131)	2,705	10,955	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Union Auction Public Company Limited	8,646	—	375	313	114	(1,588)	6,797	0.7
Vasta Platform Limited - Class A	5,680	—	1,324	—	(3,714)	5,011	5,653	0.6
	24,626	—	3,618	807	(3,731)	6,128	23,405	2.5

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	06/04/20	17,924	9,474	1.0
Allegro.eu	08/31/22	3,008	2,474	0.3
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	602	259	—
Baidu, Inc. - Class A	03/26/21	9,806	7,037	0.8
CSC Financial Co., Ltd. - Class H	11/10/20	1,782	1,063	0.1
Dino Polska Spolka Akcyjna	07/07/20	5,848	6,261	0.7
ESR Cayman Limited	06/29/22	92	86	—
Ganfeng Lithium Co., Ltd. - Class H	05/11/21	1,438	954	0.1
Haidilao International Holding Ltd.	03/10/22	687	774	0.1
Hangzhou Tigermed Consulting Co., Ltd - Class H	02/09/21	821	318	—
Hapvida Participacoes E Investimentos S/A	02/14/22	10,985	8,110	0.9
Headhunter Group PLC	05/01/06	1,074	—	—
Meituan - Class B	10/27/21	3,966	3,260	0.4
Public Joint Stock Company Gazprom	05/01/06	5,367	—	—
Public Joint Stock Company Novatek	11/13/20	2,837	—	—
Public Joint Stock Company Sberbank of Russia	05/01/06	2,176	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	05/01/06	541	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	05/01/06	8,676	—	—
Public Joint Stock Society Oil Company Lukoil	05/01/06	3,890	—	—
Publichnoe Aktsionernoe Obshchestvo Mobilnye Telesistemy	05/01/06	876	—	—
Remegen, Ltd. - Class H	11/25/21	314	188	—
SBI Life Insurance Company Limited	03/14/22	763	829	0.1
TCS Group Holding PLC	08/10/21	6,533	—	—
Tongcheng-Elong Holdings Limited	04/21/20	5,422	5,678	0.6
Tongdao Liepin Group	04/22/20	4,729	2,057	0.2
Wizz Air Holdings PLC	08/01/22	7,549	4,434	0.5
WuXi AppTec Co., Ltd. - Class H	11/26/20	9,597	6,333	0.7
Wuxi Biologics Cayman Inc	09/11/20	296	200	—
Yandex N.V. - Class A	05/01/06	10,006	—	—
		127,605	59,789	6.5

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	UBS	10/05/22	HKD	295	38	—
USD/HKD	UBS	10/05/22	HKD	(504)	(64)	—
USD/HKD	SSB	10/11/22	HKD	(1,440)	(184)	—
USD/HKD	SSB	10/12/22	HKD	(152)	(19)	—
					(229)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	180,882	697,749	—	878,631
Preferred Stocks	6,980	—	—	6,980
Investment Companies	4,901	—	—	4,901
Short Term Investments	30,447	—	—	30,447
	223,210	697,749	—	920,959
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.5%
Japan 23.4%
Alfresa Holdings Corporation	167	1,950
Anicom Holdings, Inc.	153	600
BayCurrent Consulting , Inc.	21	5,466
Bengo4.com, Inc. (a) (b)	81	1,985
Canon Marketing Japan Inc.	49	1,082
Citizen Watch Co., Ltd. (b)	492	2,057
COLOPL, Inc.	277	1,302
Cosmo Energy Holdings Co., Ltd. (b)	28	719
Credit Saison Co., Ltd	244	2,856
Daiwabo Holdings Co., Ltd.	147	1,900
Demae-Can Co., Ltd (a) (b)	119	452
DMG Mori Co., Ltd.	173	1,974
EDION Corporation (b)	188	1,530
eGuarantee, Inc.	152	2,626
Electric Power Development Co., Ltd. - Class D	317	4,472
Ga Technologies Co., Ltd. (a)	149	1,738
GMO Payment Gateway, Inc.	36	2,489
Gulliver International Co., Ltd.	147	888
GungHo Online Entertainment, Inc.	72	1,108
H.U. Group Holdings, Inc.	62	1,127
HANWA Co., Ltd.	42	1,002
Hosiden Corporation. (b)	83	854
Infomart Corporation	344	1,040
Inter Action Corporation	56	589
Internet Initiative Japan Inc	45	687
IRISO Electronics Co., Ltd.	72	1,972
istyle Inc. (a) (b)	374	1,262
Japan Elevator Service Holdings Co., Ltd.	184	2,402
JEOL Ltd.	82	2,666
JMDC Inc.	52	1,694
Kamakura Shinsho, Ltd.	294	1,714
KATITAS Co., Ltd. (b)	162	3,594
Kawasaki Kisen Kaisha, Ltd. (b)	149	2,078
KH Neochem Co., Ltd.	73	1,337
Kitanotatsujin Corporation	557	989
Kobe Bussan Co., Ltd.	119	2,851
Komeri Co., Ltd. (b)	48	912
K's Holdings Corporation	231	1,906
Locondo, Inc.	109	856
Macnica Fuji Electronics Holdings, Inc.	47	890
Makino Milling Machine Co., Ltd.	29	890
MegaChips Corporation	173	3,021
Mitsui O.S.K. Lines, Ltd. (b)	64	1,145
NHK SPRING Co., Ltd.	113	667
Nihon M & A Center Inc.	210	2,414
Nippon Electric Glass Co., Ltd.	119	2,059
Nippon Television Holdings Inc.	106	851
NISHIMATSUYA CHAIN Co., Ltd. (b)	111	1,032
Optex Group Co., Ltd.	103	1,518
Outsourcing Inc.	208	1,575
Raksul, Inc. (a) (b)	187	3,213
Rakus Co., Ltd.	220	2,070
Sankyo Co., Ltd.	75	2,266
Sansan, Inc. (a)	130	1,133
SHIFT, Inc. (a)	29	3,793
Shima Seiki Mfg., Ltd. (b)	88	1,220
SHIMAMURA Co., Ltd.	53	4,465
SKY Perfect JSAT Holdings Inc.	253	905
Snow Peak, Inc. (b)	77	1,161
Sojitz Corporation	305	4,475
Sumitomo Forestry Co., Ltd.	190	2,895
Tokyo Steel Manufacturing Co., Ltd.	89	775
Tokyo Tatemono Co., Ltd.	149	2,115
transcosmos inc.	47	1,228
Tsugami Corporation (b)	338	2,732
Uzabase Inc. (a)	55	247
Visional,Inc. (a)	53	3,295
Wealthnavi Inc. (a) (b)	154	1,687
Yamato Kogyo Co., Ltd.	20	617
		125,080
Taiwan 7.5%
Airtac International Group	282	6,472
ASPEED Technology Inc.	49	2,690
Chicony Electronics Co., Ltd	459	1,189
Chroma ATE Inc.	655	3,686
Giga-Byte Technology Co., Ltd.	42	116
Global Unichip Corp.	282	5,223
Kindom Construction Corp.	1,189	944
Primax Electronics Ltd	621	1,248
Radiant Opto-Electronics Corporation	1,286	4,052
SerComm Corporation (c)	748	1,861
SIBON Electronics Co., Ltd.	283	2,353
Simplo Technology Co., Ltd.	473	3,922
Supreme Electronics Co., Ltd.	681	728
TaiDoc Technology Corporation	152	791
TCI Co., Ltd.	166	651
Universal Vision Biotechnology Co., Ltd.	237	2,103
Wistron Corporation	2,373	1,979
		40,008
Sweden 6.5%
Addtech AB - Class B	335	4,409
Avanza Bank Holding AB (b)	498	7,604
Bactiguard Holding AB - Class B (a) (b)	54	448
CellaVision AB	24	551
Hemnet AB	193	2,447
HMS Networks AB	83	2,250
Nordnet AB	243	2,757
Paradox Interactive AB (publ)	105	1,672
Sdiptech AB (publ) - Class B (a)	81	1,391
SSAB AB - Class B	1,109	4,745
Storytel AB (publ) - Class B (a) (b)	63	188
Swedbank AB	479	1,913
Thule Group AB (d)	107	2,132
Vitec Software Group AB (publ) - Class B	46	1,337
VNV Global AB (publ) (a)	279	564
Xvivo Perfusion Aktiebolag (a)	45	542
		34,950
Canada 6.1%
AGF Management Limited - Class B (b)	543	2,380
Artis Real Estate Investment Trust	228	1,565
Canfor Corporation (a)	238	3,467
Cargojet Inc.	23	1,871
Celestica Inc. (a)	103	868
Crescent Point Energy Corp.	259	1,594
Docebo Canada Inc. (a) (b)	57	1,537
Interfor Corporation (a)	200	3,498
Kinaxis Inc. (a)	50	4,914
Parex Resources Inc.	204	2,977
Russel Metals Inc.	118	2,194
The Descartes Systems Group Inc. (a)	28	1,754
Whitecap Resources Inc.	618	3,911
		32,530
United Kingdom 5.8%
Alpha FX Group PLC	109	2,062
Angle PLC (a)	845	632
Baltic Classifieds Group PLC	1,460	2,214
Centrica PLC	4,246	3,336
Diploma PLC	88	2,260
Dotdigital Group PLC	1,001	944
Drax Group PLC	106	706
Endava PLC - Class A - ADR (a)	34	2,733
FD Technologies Public Limited Company (a)	103	1,637
Games Workshop Group PLC	34	2,147
Hotel Chocolat Group PLC (a)	252	340
Investec PLC	482	1,957
Keller Group PLC	114	800
Molten Ventures PLC (a)	224	754
Naked Wines PLC (a) (b)	374	352
OSB Group PLC	111	519
Redde Northgate PLC	413	1,331
Royal Mail PLC	340	694
Serco Group PLC	398	688
Team17 Group PLC (a)	317	1,317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Victoria P.L.C. (a) (b)	450	2,223
Wizz Air Holdings PLC (a) (d)	87	1,518
		31,164
Australia 4.6%
Austal Limited	444	645
Cleanspace Holdings Limited (a)	895	364
Coronado Global Resources Inc. - CDI (d)	772	856
Elders Limited	170	1,287
Genworth Mortgage Insurance Australia Limited	253	438
GrainCorp Limited - Class A	514	2,555
HUB24 Limited	214	2,817
JB Hi-Fi Limited (b)	150	3,610
Lovisa Holdings Limited (b)	176	2,368
Metcash Limited	1,368	3,374
Netwealth Group Limited	247	1,898
New Hope Corporation Limited (b)	677	2,728
Vulcan Energy Resources Limited (a)	87	413
Whitehaven Coal Limited	203	1,175
		24,528
Italy 4.4%
Ariston Holding N.V.	305	2,592
Brunello Cucinelli S.p.A.	134	6,497
Reply S.p.A.	39	4,087
Stevanato Group Societa' Per Azioni	165	2,800
Technogym S.p.A. (d)	311	1,942
Technoprobe S.p.A. (a)	460	3,189
Unipol Gruppo S.p.A.	651	2,536
		23,643
South Korea 4.0%
BNK Financial Group Inc.	158	663
Cafe24 Corp. (a)	58	432
DGB Financial Group	265	1,291
Duzon Bizon Co., Ltd.	90	1,956
Hanwha Corp.	87	1,478
Hyundai Marine & Fire Insurance Co., Ltd.	89	1,830
JB Financial Group Co., Ltd.	152	737
Koh Young Technology Inc.	303	2,665
Korea Land Development Corp.	364	349
LX International Corp.	112	3,034
Meritz Fire & Marine Insurance Co., Ltd.	18	365
Posco International Corporation	295	4,288
Silicon Works Co., Ltd. (b)	25	1,303
Youngone Corporation	35	1,075
		21,466
India 3.9%
Birlasoft Solutions Ltda	538	4,323
CESC Ltd	935	883
Computer Age Management Services Private Limited	56	1,724
Creditaccess Grameen Limited (a) (d)	166	2,013
National Aluminium Co Ltd	4,209	3,652
Power Finance Corporation Limited	2,513	3,214
Syngene International Ltd. (d)	372	2,546
WNS (Holdings) Limited - ADR (a)	29	2,384
		20,739
Switzerland 3.9%
Bachem Holding AG - Class N	57	3,589
Bossard Holding AG	12	2,103
Global Blue Group Holding AG (a) (b)	370	1,714
medmix AG	169	2,936
PolyPeptide Group AG (e)	70	2,053
Sensirion Holding AG (a) (d)	47	3,827
Siegfried Holding AG - Class N	4	2,686
u-blox Holding AG - Class N	14	1,670
		20,578
Germany 3.1%
Aumann AG (d)	45	485
AUTO1 Group SE (a)	136	849
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	73	2,417
Hypoport SE - Class N (a)	37	3,234
K+S Aktiengesellschaft - Class N	86	1,621
Klockner & Co SE - Class N	143	1,087
New Work SE - Class N	13	1,485
Scout24 SE (d)	52	2,605
Steico Se	11	448
tonies SE (a)	180	834
Veganz Group AG (a) (d)	10	161
Wustenrot & Wurttembergische AG - Class N	92	1,224
		16,450
Brazil 2.8%
CI&T Inc - Class A (a)	266	2,499
Grupo SBF S/A	573	2,136
Iochpe Maxion S/A	325	767
JHS F PAR S/A	1,583	2,162
Magazine Luiza S.A.	2,310	1,931
Marfrig Global Foods S.A.	1,945	3,573
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A.	836	2,130
		15,198
China 1.7%
Angel Yeast Co., Ltd. - Class A	348	2,032
Hello Group Inc. - ADR (a)	309	1,426
Huaxin Cement Co., Ltd. - Class H (b)	1,188	1,218
Silergy Corp.	193	2,522
Xiamen Faratronic Co., Ltd. - Class A	88	1,984
		9,182
Denmark 1.6%
ALK-Abello A/S - Class B (a)	307	4,854
Royal Unibrew A/S	49	3,204
Scandinavian Tobacco Group A/S (d)	40	588
		8,646
Israel 1.6%
Maytronics Ltd.	431	5,327
Nayax Ltd (a)	55	1,315
Plus500 Ltd	108	1,995
		8,637
Netherlands 1.5%
ASR Nederland N.V.	117	4,506
OCI N.V.	96	3,505
		8,011
France 1.4%
ESI Group (a)	18	1,257
Gaztransport Et Technigaz	31	3,414
SOITEC (a)	25	2,883
		7,554
Singapore 1.3%
Golden Agri-Resources Ltd.	5,759	1,056
Hutchison Port Holdings Trust	3,294	603
Sembcorp Industries Ltd	1,800	3,847
Yanlord Land Group Limited	1,991	1,316
		6,822
Thailand 1.3%
AP (Thailand) Public Company Limited	5,258	1,321
Banpu Public Company Limited	1,805	586
Chularat Hospital Public Company Limited	18,606	1,815
Regional Container Lines Public Co Ltd	1,597	1,223
Sansiri Public Company Limited	20,600	626
Supalai Public Company Limited	2,439	1,223
		6,794
Indonesia 1.2%
PT Bukit Asam TBK	9,222	2,520
PT Erajaya Swasembada Tbk	24,082	654
PT Indo Tambangraya Megah Tbk	1,264	3,442
		6,616
Mexico 0.9%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	380	2,654
Qualitas Controladora, S.A.B. De C.V.	506	2,091
		4,745
United States of America 0.9%
Burford Capital Limited - Class C	213	1,581
Cellectis - ADR (a)	99	226
Elastic N.V. (a)	40	2,878
		4,685

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Turkey 0.8%
Sok Marketler Ticaret A.S. (a)	2,208	2,474
Turk Hava Yollari A.O. - Class A (a)	259	996
Turk Traktor - Class A	64	975
		4,445
Norway 0.8%
Elkem ASA (d)	342	1,094
Eurizon Opportunita	153	761
Golden Ocean Group Limited	118	880
MPC Container Ships ASA	883	1,459
		4,194
Finland 0.7%
Nanoform Finland Oy (a)	212	653
Outokumpu Oyj	912	3,123
		3,776
Saudi Arabia 0.7%
Al Hammadi Company For Development And Investment	309	3,673
Hong Kong 0.7%
Hypebeast Limited (a)	6,142	458
Johnson Electric Holdings Limited	1,203	1,206
Kerry Properties Limited	898	1,702
Netdragon Websoft Holdings Limited	114	207
		3,573
Belgium 0.7%
Biocartis Group (a) (b) (d)	120	102
D'Ieteren Group	14	1,989
Melexis	21	1,391
		3,482
Bermuda 0.6%
Autostore Holdings Ltd (a) (b) (d)	3,108	3,369
Luxembourg 0.6%
Globant S.A. (a)	16	3,081
Vietnam 0.5%
FPT Corporation	842	2,838
Ireland 0.4%
Keywords Studios PLC	85	2,166
Austria 0.4%
Raiffeisen Bank International AG	168	1,995
Uruguay 0.3%
dLocal Ltd - Class A (a) (b)	88	1,802
Poland 0.3%
Dino Polska Spolka Akcyjna (a) (d)	29	1,772
United Arab Emirates 0.3%
Network International Holdings PLC (a)	405	1,364
New Zealand 0.1%
Volpara Health Technologies Limited (a) (b)	2,064	732
Greece 0.1%
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	46	723
Chile 0.1%
Cap S.A.	70	451
Russian Federation 0.0%
Cian PLC - ADR (a) (d) (f)	267	—
Headhunter Group PLC - ADR (d) (f)	44	—
Total Common Stocks (cost $747,070)		521,462
PREFERRED STOCKS 0.8%
Brazil 0.8%
Companhia Paranaense de Energia – Copel - Class B	3,426	4,179
Total Preferred Stocks (cost $4,495)		4,179
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	2	177
Total Investment Companies (cost $187)		177
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.3%
JNL Government Money Market Fund, 2.68% (g) (h)	7,072	7,072
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 2.88% (g) (h)	3,054	3,054
Total Short Term Investments (cost $10,126)		10,126
Total Investments 100.2% (cost $761,878)		535,944
Other Assets and Liabilities, Net (0.2)%		(1,225)
Total Net Assets 100.0%		534,719

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $2,053 and 0.4% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/16/21	762	485	0.1
Autostore Holdings Ltd	05/09/22	5,037	3,369	0.6
Biocartis Group	04/15/21	656	102	—
Cian PLC	08/13/18	4,268	—	—
Coronado Global Resources Inc.	03/15/22	1,077	856	0.2
Creditaccess Grameen Limited	12/09/21	1,346	2,013	0.4
Dino Polska Spolka Akcyjna	09/26/22	1,889	1,772	0.3
Elkem ASA	03/15/22	1,397	1,094	0.2
Headhunter Group PLC	08/13/18	1,643	—	—
Scandinavian Tobacco Group A/S	04/16/21	791	588	0.1
Scout24 SE	01/04/22	3,479	2,605	0.5
Sensirion Holding AG	04/16/21	3,441	3,827	0.7
Syngene International Ltd.	06/10/19	1,556	2,546	0.5
Technogym S.p.A.	08/13/18	2,710	1,942	0.4
Thule Group AB	06/21/22	2,721	2,132	0.4
Veganz Group AG	11/04/21	993	161	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Multi-Manager International Small Cap Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Wizz Air Holdings PLC	10/07/20	4,677	1,518	0.3
		38,443	25,010	4.7

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	HSB	10/05/22	HKD	372	47	—
USD/AUD	BNY	10/04/22	AUD	(14)	(8)	—
					39	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	73,985	447,477	—	521,462
Preferred Stocks	4,179	—	—	4,179
Investment Companies	177	—	—	177
Short Term Investments	10,126	—	—	10,126
	88,467	447,477	—	535,944
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.6%
Industrials 18.6%
3M Company	77	8,468
Acuity Brands, Inc.	8	1,267
Aerojet Rocketdyne Holdings, Inc. (a)	65	2,599
AGCO Corporation	53	5,126
Alaska Air Group, Inc. (a)	106	4,142
AMETEK, Inc.	117	13,269
APi Group Corp (a)	338	4,487
ATS Automation Tooling Systems Inc. (a)	102	2,682
Clarivate PLC (a)	51	478
CoStar Group, Inc. (a)	159	11,088
Equifax Inc.	19	3,241
Fortive Corporation	234	13,642
Generac Holdings Inc. (a)	54	9,709
Graco Inc.	152	9,161
Hubbell Incorporated	26	5,709
IDEX Corporation	54	10,892
J. B. Hunt Transport Services, Inc.	20	3,175
Knorr - Bremse Aktiengesellschaft - ADR	512	5,480
Landstar System, Inc.	26	3,710
Leidos Holdings, Inc.	66	5,791
Lincoln Electric Holdings, Inc.	30	3,740
Lindsay Corporation	6	893
ManpowerGroup Inc.	42	2,688
Masonite International Corporation (a)	53	3,785
Mueller Water Products, Inc. - Class A	537	5,512
Nordson Corporation	43	9,021
Oshkosh Corporation	47	3,276
Owens Corning	44	3,475
Parker-Hannifin Corporation	19	4,664
RBC Bearings Incorporated (a)	15	3,096
Regal Beloit Corporation	53	7,493
Republic Services, Inc.	16	2,190
Resideo Technologies, Inc. (a)	231	4,410
Rockwell Automation, Inc.	44	9,465
Rollins, Inc.	69	2,390
SiteOne Landscape Supply, Inc. (a)	42	4,415
Textron Inc.	107	6,215
The Middleby Corporation (a)	41	5,293
The Toro Company	187	16,172
United Rentals, Inc. (a)	11	2,951
Verisk Analytics, Inc.	37	6,224
Vertiv Holdings Co - Class A	450	4,374
Werner Enterprises, Inc.	20	734
WillScot Mobile Mini Holdings Corp. - Class A (a)	201	8,106
Xylem Inc.	48	4,156
Zurn Elkay Water Solutions Corporation	103	2,533
		251,387
Health Care 15.3%
Abcam PLC - ADR (a) (b)	131	1,971
Align Technology, Inc. (a)	24	4,867
Avantor, Inc. (a)	164	3,210
Baxter International Inc.	244	13,147
Bio-Rad Laboratories, Inc. - Class A (a)	10	3,963
Bio-Techne Corporation	30	8,463
Catalent, Inc. (a)	98	7,055
Definitive Healthcare Corp. - Class A (a)	142	2,204
Dentsply Sirona Inc.	734	20,822
DexCom, Inc. (a)	75	6,081
Doximity, Inc. - Class A (a) (b)	51	1,547
Edwards Lifesciences Corporation (a)	126	10,411
HealthEquity, Inc. (a)	61	4,084
Hologic, Inc. (a)	67	4,323
Horizon Therapeutics Public Limited Company (a)	38	2,364
Icon Public Limited Company (a)	11	2,003
ICU Medical, Inc. (a)	45	6,780
IDEXX Laboratories, Inc. (a)	15	4,873
Integra LifeSciences Holdings Corporation (a)	115	4,871
Maravai LifeSciences Holdings, Inc. - Class A (a)	125	3,189
Masimo Corporation (a)	35	4,870
Mettler-Toledo International Inc. (a)	3	3,354
Molina Healthcare, Inc. (a)	14	4,494
NuVasive, Inc. (a)	14	592
Quest Diagnostics Incorporated	50	6,098
Repligen Corporation (a)	9	1,742
Silk Road Medical, Inc. (a)	48	2,181
Smith & Nephew PLC - ADR (b)	574	13,330
STAAR Surgical Company (a)	34	2,429
Steris Limited	45	7,483
Syneos Health, Inc. - Class A (a)	87	4,121
Tandem Diabetes Care, Inc. (a)	76	3,661
The Cooper Companies, Inc.	38	9,976
Universal Health Services, Inc. - Class B	71	6,218
Veeva Systems Inc. - Class A (a)	41	6,760
Waters Corporation (a)	37	9,741
Zoetis Inc. - Class A	16	2,356
		205,634
Financials 14.9%
Alleghany Corporation (a)	24	20,463
American Financial Group, Inc.	45	5,507
Arch Capital Group Ltd. (a)	133	6,043
Arthur J. Gallagher & Co.	47	8,133
Blue Owl Capital Inc. - Class A (b)	215	1,984
Chubb Limited	11	2,082
Cullen/Frost Bankers, Inc.	27	3,570
Everest Re Group, Ltd.	86	22,916
FactSet Research Systems Inc.	11	4,401
Fifth Third Bancorp	52	1,678
First Republic Bank	35	4,530
Goosehead Insurance, Inc. - Class A (a)	40	1,421
Huntington Bancshares Incorporated	241	3,172
Independent Bank Corp.	11	808
MarketAxess Holdings Inc.	6	1,234
Northern Trust Corporation	192	16,416
Old Republic International Corporation	212	4,437
Prosperity Bancshares, Inc.	156	10,402
Reinsurance Group of America, Incorporated	30	3,786
Signature Bank	18	2,651
Starwood Property Trust, Inc.	158	2,873
SVB Financial Group (a)	16	5,205
T. Rowe Price Group, Inc.	16	1,644
The Allstate Corporation	34	4,234
The Bank of New York Mellon Corporation	140	5,377
The Hartford Financial Services Group, Inc.	113	7,052
The Progressive Corporation	61	7,103
The Travelers Companies, Inc.	79	12,052
TowneBank	52	1,387
Tradeweb Markets Inc. - Class A	154	8,717
UMB Financial Corporation	27	2,255
Valley National Bancorp	215	2,325
W. R. Berkley Corporation	81	5,241
Western Alliance Bancorporation	60	3,964
Zions Bancorporation, National Association	127	6,435
		201,498
Information Technology 14.5%
Akamai Technologies, Inc. (a)	100	8,072
Amphenol Corporation - Class A	202	13,553
Applied Materials, Inc.	8	654
Asana, Inc. - Class A (a)	161	3,590
Autodesk, Inc. (a)	10	1,868
Bill.Com Holdings Inc. (a)	23	3,040
Black Knight, Inc. (a)	72	4,641
CDW Corp.	23	3,590
Datadog, Inc. - Class A (a)	16	1,434
DocuSign, Inc. (a)	28	1,518
DoubleVerify Holdings, Inc. (a)	55	1,501
DXC Technology Company (a)	145	3,562
Emersub CX, Inc. (a)	11	2,587
Everbridge, Inc. (a)	65	2,007
Fair Isaac Corporation (a)	10	4,287
FleetCor Technologies, Inc. (a)	12	2,181
Flex Ltd. (a)	355	5,914
Gartner, Inc. (a)	22	6,054
Genpact Limited	145	6,364
Global Payments Inc.	47	5,035

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Hewlett Packard Enterprise Company	261	3,127
Keysight Technologies, Inc. (a)	30	4,705
Marvell Technology, Inc.	71	3,055
MAXIMUS, Inc.	88	5,121
MKS Instruments, Inc.	54	4,446
MongoDB, Inc. - Class A (a)	6	1,208
Motorola Solutions, Inc.	16	3,634
nCino, Inc. (a)	53	1,808
NCR Corporation (a)	116	2,205
Nutanix, Inc. - Class A (a)	235	4,905
Okta, Inc. - Class A (a)	98	5,602
On Semiconductor Corporation (a)	47	2,948
Palantir Technologies Inc. - Class A (a)	375	3,053
Palo Alto Networks, Inc. (a)	55	9,090
Paycom Software, Inc. (a)	15	4,888
Pure Storage, Inc. - Class A (a)	335	9,169
Roper Technologies, Inc.	5	1,829
Skyworks Solutions, Inc.	28	2,379
SolarEdge Technologies Ltd. (a)	7	1,643
Splunk Inc. (a)	22	1,624
Synopsys, Inc. (a)	16	4,735
Teledyne Technologies Incorporated (a)	9	2,970
Teradyne, Inc.	29	2,205
The Trade Desk, Inc. - Class A (a)	38	2,286
Toast, Inc. - Class A (a)	116	1,948
Workday, Inc. - Class A (a)	69	10,579
Workiva Inc. - Class A (a)	61	4,785
Zscaler, Inc. (a)	49	8,054
		195,453
Consumer Staples 9.6%
Archer-Daniels-Midland Company	47	3,805
Beiersdorf Aktiengesellschaft - ADR	204	4,003
Brown-Forman Corporation - Class B	53	3,506
Calavo Growers, Inc.	58	1,851
Cal-Maine Foods, Inc.	24	1,321
Casey's General Stores, Inc.	29	5,833
Celsius Holdings, Inc. (a)	62	5,618
Church & Dwight Co., Inc.	23	1,607
Coty Inc. - Class A (a)	486	3,071
Freshpet, Inc. (a)	134	6,715
Henkel AG & Co. KGaA - ADR	576	8,513
Henkel AG & Co. KGaA - ADR	428	6,038
Hormel Foods Corporation	111	5,044
Kimberly-Clark Corporation	107	11,996
Lamb Weston Holdings, Inc.	51	3,985
McCormick & Company, Incorporated	123	8,779
Mission Produce, Inc. (a)	100	1,444
Monster Beverage 1990 Corporation (a)	19	1,690
National Beverage Corp. (a)	43	1,662
Performance Food Group Company (a)	144	6,206
Sysco Corporation	117	8,252
The Boston Beer Company, Inc. - Class A (a)	12	3,722
The Clorox Company	106	13,736
The J. M. Smucker Company	43	5,909
Tyson Foods, Inc. - Class A	78	5,169
		129,475
Consumer Discretionary 7.3%
Advance Auto Parts, Inc.	67	10,475
Aptiv PLC (a)	112	8,775
Bath & Body Works, Inc.	125	4,075
Bloomin' Brands, Inc.	169	3,096
BorgWarner Inc.	169	5,297
Carvana Co. - Class A (a) (b)	49	989
Domino's Pizza, Inc.	7	2,054
Expedia Group, Inc. (a)	28	2,605
Global-E Online Ltd. (a) (b)	90	2,407
Hasbro, Inc.	61	4,113
Hilton Worldwide Holdings Inc.	42	5,066
Leslie's, Inc. (a)	460	6,767
MercadoLibre S.R.L (a)	4	3,069
Newell Brands Inc.	246	3,413
Petco Health And Wellness Company, Inc. - Class A (a)	120	1,343
Planet Fitness, Inc. - Class A (a)	85	4,901
Pool Corporation	10	3,096
Ross Stores, Inc.	115	9,731
Sweetgreen, Inc. - Class A (a) (b)	58	1,066
Tractor Supply Company	29	5,298
Ulta Beauty, Inc. (a)	13	5,215
Yum! Brands, Inc.	57	6,051
		98,902
Materials 4.8%
AptarGroup, Inc.	160	15,206
Ashland Global Holdings Inc.	62	5,907
Avery Dennison Corporation	32	5,231
Ball Corporation	43	2,073
Corteva, Inc.	62	3,532
Crown Holdings, Inc.	52	4,222
DuPont de Nemours, Inc.	27	1,339
Ecolab Inc.	5	660
Franco-Nevada Corporation	31	3,740
Packaging Corporation of America	42	4,694
Reliance Steel & Aluminum Co.	21	3,680
RPM International Inc.	51	4,220
Sensient Technologies Corporation	40	2,781
Steel Dynamics, Inc.	50	3,547
Westlake Corporation	47	4,066
		64,898
Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	83	11,692
American Homes 4 Rent - Class A	115	3,762
Americold Realty Trust	96	2,354
Camden Property Trust	25	3,010
Cousins Properties Incorporated	53	1,239
Equity Commonwealth (a)	465	11,319
Equity Lifestyle Properties, Inc.	82	5,140
Healthcare Trust of America, Inc. - Class A	440	9,180
Healthpeak Properties, Inc.	63	1,444
Lamar Advertising Company - Class A	69	5,675
National Retail Properties, Inc.	137	5,481
Sun Communities, Inc.	19	2,625
		62,921
Utilities 3.1%
Alliant Energy Corporation	97	5,167
Ameren Corporation	54	4,334
American Water Works Company, Inc.	15	1,995
Avista Corporation	87	3,222
California Water Service Group	63	3,312
DTE Energy Company	19	2,140
Essential Utilities, Inc.	17	688
Eversource Energy	45	3,469
Pennon Group PLC - ADR	30	527
Portland General Electric Company	56	2,419
Severn Trent PLC - ADR	17	447
SJW Group	141	8,115
United Utilities Group PLC - ADR	28	546
Xcel Energy Inc.	84	5,350
		41,731
Energy 1.8%
Coterra Energy Inc.	212	5,535
Devon Energy Corporation	101	6,063
Diamondback Energy, Inc.	20	2,437
EQT Corporation	42	1,707
Pioneer Natural Resources Company	38	8,228
		23,970
Communication Services 1.0%
Endeavor Group Holdings, Inc. - Class A (a)	108	2,194
Live Nation Entertainment, Inc. (a)	99	7,498
Roblox Corporation - Class A (a)	36	1,274
ZoomInfo Technologies Inc. - Class A (a)	52	2,171
		13,137
Total Common Stocks (cost $1,388,205)		1,289,006
PREFERRED STOCKS 1.0%
Financials 1.0%
MetLife, Inc., 5.63% (b) (c)	117	2,825
MetLife, Inc., 4.75% (c)	147	3,061

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
U.S. Bancorp, 4.00% (b) (c)	22	366
U.S. Bancorp, 3.50% (b) (c)	326	6,532
Total Preferred Stocks (cost $14,237)		12,784
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.3%
JNL Government Money Market Fund, 2.68% (d) (e)	43,921	43,921
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	21,810	21,810
Total Short Term Investments (cost $65,731)		65,731
Total Investments 101.5% (cost $1,468,173)		1,367,521
Other Assets and Liabilities, Net (1.5)%		(19,632)
Total Net Assets 100.0%		1,347,889

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,289,006	—	—	1,289,006
Preferred Stocks	12,784	—	—	12,784
Short Term Investments	65,731	—	—	65,731
	1,367,521	—	—	1,367,521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.2%
Information Technology 26.7%
908 Devices Inc. (a) (b)	160	2,637
ACI Worldwide, Inc. (a)	454	9,498
Advanced Energy Industries, Inc.	117	9,026
Alkami Technology, Inc. (a) (b)	167	2,514
Allegro Microsystems Inc. (a)	37	812
Ambarella Inc. (a)	58	3,235
Appian Corporation - Class A (a)	7	273
Avalara, Inc. (a)	95	8,748
Bentley Systems, Incorporated - Class B	310	9,484
Bill.Com Holdings Inc. (a)	176	23,330
Blackline, Inc. (a)	275	16,453
Box, Inc. - Class A (a)	86	2,094
Braze, Inc. - Class A (a) (b)	40	1,390
Ceridian HCM Holding Inc. (a)	58	3,258
Check Point Software Technologies Ltd (a)	15	1,624
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	694	11,665
Copperleaf Technologies Inc. (a) (b)	1,078	4,900
Couchbase, Inc. (a) (b)	223	3,182
Coupa Software Incorporated (a)	14	809
Credo Technology Group Holding Ltd (a)	71	782
CyberArk Software Ltd. (a)	10	1,496
Digi International Inc. (a)	26	909
Digital Turbine USA, Inc. (a)	1,018	14,666
DigitalOcean Holdings, Inc. (a) (b)	80	2,889
Domo, Inc. - Class B (a)	64	1,153
Duck Creek Technologies, Inc. (a)	1,052	12,467
Dynatrace, Inc. (a)	140	4,856
Edgio, Inc. (a)	1,688	4,694
Emersub CX, Inc. (a)	43	10,406
Endava PLC - Class A - ADR (a)	74	6,018
Enphase Energy, Inc. (a)	44	12,229
Entegris, Inc.	25	2,085
Envestnet, Inc. (a)	53	2,353
Euronet Worldwide, Inc. (a)	211	15,980
Everbridge, Inc. (a)	100	3,068
Fair Isaac Corporation (a)	20	8,353
First Solar, Inc. (a)	75	9,973
Five9, Inc. (a)	99	7,469
Flywire Corporation (a)	46	1,064
Gitlab Inc. - Class A (a)	88	4,483
Globant S.A. (a)	39	7,162
Grid Dynamics Holdings, Inc. - Class A (a)	302	5,648
Guidewire Software, Inc. (a)	81	5,003
Harmonic, Inc. (a)	513	6,705
HubSpot, Inc. (a)	14	3,728
Impinj, Inc. (a) (b)	29	2,310
Indie Semiconductor, Inc. - Class A (a) (b)	1,764	12,912
Jack Henry & Associates, Inc.	79	14,330
JAMF Holding Corp. (a)	34	759
Kulicke and Soffa Industries, Inc.	181	6,975
Lattice Semiconductor Corporation (a)	74	3,661
LivePerson, Inc. (a)	87	821
MACOM Technology Solutions Holdings, Inc. (a)	295	15,310
Marqeta, Inc. - Class A (a)	109	777
MAXIMUS, Inc.	45	2,581
Navitas Semiconductor USA, Inc. (a) (b)	363	1,762
nCino, Inc. (a) (b)	548	18,680
Nice Ltd - ADR (a) (b)	8	1,468
Novanta Inc. (a)	41	4,675
NVE Corporation	26	1,228
Olo Inc. - Class A (a)	442	3,498
Onto Innovation Inc. (a)	37	2,365
Osi Systems, Inc. (a)	3	202
PAR Technology Corporation (a) (b)	149	4,421
Paya Holdings Inc. - Class A (a)	72	440
Paycom Software, Inc. (a)	32	10,552
PAYCOR HCM, Inc. (a)	51	1,497
Paylocity Holding Corporation (a)	33	7,745
Power Integrations, Inc.	82	5,297
Procore Technologies, Inc. (a)	116	5,722
PROS Holdings, Inc. (a)	148	3,660
Qualys, Inc. (a)	19	2,704
Rapid7, Inc. (a)	34	1,470
Semtech Corporation (a)	102	3,007
Shift4 Payments, LLC - Class A (a)	188	8,420
ShotSpotter, Inc. (a)	50	1,443
Silicon Laboratories Inc. (a)	27	3,305
Sitime Corporation (a)	8	654
Smartsheet Inc. - Class A (a)	315	10,808
Sprout Social, Inc. - Class A (a)	208	12,627
SPS Commerce, Inc. (a)	206	25,603
Stratasys, Inc. (a)	150	2,158
Teledyne Technologies Incorporated (a)	33	10,919
Telos Corporation (a)	99	883
Toast, Inc. - Class A (a)	430	7,193
Tyler Technologies, Inc. (a)	31	10,771
Varonis Systems, Inc. (a)	325	8,635
Veeco Instruments Inc. (a)	130	2,378
Wex, Inc. (a)	54	6,891
WNS (Holdings) Limited - ADR (a)	156	12,782
Wolfspeed, Inc. (a)	9	976
Workiva Inc. - Class A (a)	86	6,631
Zeta Global Holdings Corp. - Class A (a) (b)	604	3,995
		548,472
Health Care 20.8%
10X Genomics, Inc. - Class A (a)	19	553
Acadia Healthcare Company, Inc. (a)	98	7,624
AdaptHealth LLC - Class A (a)	368	6,919
Addus HomeCare Corporation (a)	26	2,434
Affimed N.V. (a)	1,554	3,201
Agios Pharmaceuticals, Inc. (a)	48	1,355
Amedisys, Inc. (a)	17	1,602
Apellis Pharmaceuticals, Inc. (a)	65	4,425
Arcus Biosciences, Inc. (a)	47	1,227
Arrowhead Pharmaceuticals Inc (a)	49	1,615
AtriCure, Inc. (a)	190	7,419
Atrion Corporation	5	2,923
Axonics, Inc. (a)	107	7,559
Axsome Therapeutics, Inc. (a) (b)	78	3,483
Azenta, Inc.	320	13,686
Beam Therapeutics Inc. (a) (b)	20	974
BioCryst Pharmaceuticals, Inc. (a)	509	6,414
BioLife Solutions, Inc. (a)	190	4,318
Biomerica, Inc. (a) (b) (c)	651	2,558
Blueprint Medicines Corporation (a)	45	2,996
Bridgebio Pharma, Inc. (a)	206	2,046
Caredx, Inc. (a)	158	2,698
Caribou Biosciences, Inc. (a) (b)	90	955
Castle Biosciences, Inc. (a)	304	7,915
Certara, Inc. (a)	88	1,171
Chinook Therapeutics, Inc. (a)	64	1,257
CONMED Corporation	32	2,544
Cryoport, Inc. (a)	343	8,348
Cytokinetics, Incorporated (a)	35	1,674
CytoSorbents Corporation (a) (b)	618	841
Definitive Healthcare Corp. - Class A (a) (b)	493	7,648
Envista Holdings Corporation (a)	47	1,530
Equillium, Inc. (a) (b)	273	607
Establishment Labs Holdings Inc. (a)	28	1,551
Evolent Health, Inc. - Class A (a)	592	21,268
Fate Therapeutics, Inc. (a)	264	5,919
Figs, Inc. - Class A (a)	679	5,603
Globus Medical, Inc. - Class A (a)	196	11,710
Guardant Health, Inc. (a)	16	840
Halozyme Therapeutics, Inc. (a)	36	1,409
Harvard Bioscience, Inc. (a)	317	811
Health Catalyst, Inc. (a)	487	4,720
HealthEquity, Inc. (a)	311	20,904
iCAD, Inc. (a) (b)	1,031	2,166
ImmunoGen, Inc. (a)	251	1,198
Inari Medical, Inc. (a)	55	4,022
InMode Ltd (a)	47	1,382
Inogen, Inc. (a)	30	728
Insmed Incorporated (a)	159	3,419
Inspire Medical Systems, Inc. (a)	32	5,748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Insulet Corporation (a)	8	1,769
Integra LifeSciences Holdings Corporation (a)	51	2,143
Intellia Therapeutics, Inc. (a)	18	997
Intra-Cellular Therapies, Inc. (a)	61	2,825
Jazz Pharmaceuticals Public Limited Company (a)	35	4,601
Kezar Life Sciences, Inc. (a)	136	1,168
Krystal Biotech, Inc. (a)	18	1,287
Kura Oncology, Inc. (a)	80	1,089
LivaNova PLC (a)	25	1,292
Medpace Holdings, Inc. (a)	15	2,284
Mesa Laboratories, Inc.	14	1,916
Mirum Pharmaceuticals, Inc. (a)	42	885
NanoString Technologies, Inc. (a)	203	2,603
Natera, Inc. (a)	173	7,585
National Research Corporation	137	5,433
NuVasive, Inc. (a)	148	6,504
Olink Holding AB (Publ) - ADR (a)	189	2,291
Omnicell, Inc. (a)	26	2,305
Opthea Limited - ADR (a) (b)	137	847
Option Care Health, Inc. (a)	307	9,681
Orthopediatrics Corp. (a)	88	4,061
Pacira Pharmaceuticals, Inc. (a)	23	1,236
Penumbra, Inc. (a)	48	9,096
Phreesia, Inc. (a)	48	1,214
Pliant Therapeutics, Inc. (a)	78	1,632
Pphm, Inc. (a) (b)	97	1,856
Privia Health Group Inc. (a)	15	522
Progyny, Inc. (a)	78	2,880
Prothena Corporation Public Limited Company (a)	32	1,945
Quanterix Corporation (a)	472	5,200
Repligen Corporation (a)	64	11,992
Revance Therapeutics, Inc. (a)	145	3,923
Rocket Pharmaceuticals, Inc. (a)	237	3,790
Shockwave Medical, Inc. (a)	54	14,888
SI-BONE, Inc. (a)	272	4,747
Silk Road Medical, Inc. (a)	454	20,458
Springworks Therapeutics, Inc. (a)	58	1,640
Symbion, Inc. (a)	328	7,683
Tandem Diabetes Care, Inc. (a)	86	4,110
Tenet Healthcare Corporation (a)	31	1,600
The Cooper Companies, Inc.	21	5,640
The Ensign Group, Inc.	24	1,888
Twist Bioscience Corporation (a)	19	662
U. S. Physical Therapy, Inc.	76	5,787
Ultragenyx Pharmaceutical Inc. (a)	52	2,138
Veracyte, Inc. (a)	696	11,565
Vericel Corporation (a)	145	3,371
West Pharmaceutical Services, Inc.	50	12,260
Xencor, Inc. (a)	88	2,303
Xenon Pharmaceuticals Inc. (a)	64	2,292
		427,801
Industrials 17.7%
AAON, Inc.	252	13,598
AAR Corp. (a)	50	1,784
ACV Auctions Inc. - Class A (a)	134	961
Advanced Drainage Systems, Inc.	18	2,286
Alta Equipment Group Inc. - Class A	294	3,232
Ameresco, Inc. - Class A (a)	135	8,976
Applied Industrial Technologies, Inc.	49	5,079
Array Tech, Inc. (a)	1,272	21,098
ASGN Incorporated (a)	52	4,690
Axon Enterprise, Inc. (a)	227	26,227
Bloom Energy Corporation - Class A (a)	77	1,530
Booz Allen Hamilton Holding Corporation - Class A	39	3,574
Builders FirstSource, Inc. (a)	12	731
Casella Waste Systems, Inc. - Class A (a)	72	5,477
Chart Industries, Inc. (a)	137	25,116
Clean Harbors, Inc. (a)	21	2,255
Columbus McKinnon Corporation	133	3,468
Comfort Systems USA, Inc.	16	1,559
Copart, Inc. (a)	110	11,735
CoStar Group, Inc. (a)	143	9,989
Elance, Inc. (a)	102	1,387
Enovix Operations Inc. (a) (b)	233	4,275
Evoqua Water Technologies Corp. (a)	267	8,833
HEICO Corporation - Class A	200	22,911
Hexcel Corporation	45	2,319
Hudson Technologies, Inc. (a)	614	4,516
IDEX Corporation	13	2,538
John Bean Technologies Corporation	86	7,415
Kornit Digital Ltd. (a)	730	19,410
Kratos Defense & Security Solutions, Inc. (a)	131	1,328
Mercury Systems, Inc. (a)	280	11,357
Montrose Environmental Group, Inc. (a)	88	2,947
Nordson Corporation	12	2,441
Omega Flex, Inc. (b)	73	6,794
RBC Bearings Incorporated (a)	40	8,272
Ritchie Bros. Auctioneers Incorporated	67	4,180
Saia, Inc. (a)	47	8,961
Science Applications International Corporation	91	8,067
Simpson Manufacturing Co., Inc.	15	1,171
SiteOne Landscape Supply, Inc. (a)	115	11,998
Tetra Tech, Inc.	85	10,961
The AZEK Company Inc. - Class A (a)	130	2,156
The Timken Company	126	7,445
TPI Composites, Inc. (a)	50	561
TransUnion	112	6,660
Trex Company, Inc. (a)	18	800
UFP Industries, Inc.	100	7,236
Verisk Analytics, Inc.	51	8,650
Vicor Corporation (a)	56	3,289
WillScot Mobile Mini Holdings Corp. - Class A (a)	506	20,408
Zurn Elkay Water Solutions Corporation	43	1,060
		363,711
Financials 9.8%
Customers Bancorp, Inc. (a)	113	3,335
FactSet Research Systems Inc.	54	21,420
Focus Financial Partners Inc. - Class A (a)	78	2,471
Goosehead Insurance, Inc. - Class A (a) (b)	191	6,820
Hagerty, Inc. - Class A (a) (b)	493	4,435
Hamilton Lane Incorporated - Class A	34	2,055
Houlihan Lokey, Inc. - Class A	22	1,664
Interactive Brokers Group, Inc. - Class A	202	12,880
James River Group, Inc.	141	3,225
Kinsale Capital Group, Inc.	42	10,637
LendingTree, Inc. (a)	198	4,728
LPL Financial Holdings Inc.	25	5,401
MarketAxess Holdings Inc.	51	11,311
Morningstar, Inc.	59	12,601
Oportun Financial Corporation (a)	156	682
Palomar Holdings, Inc. (a)	24	2,042
Pinnacle Financial Partners, Inc.	92	7,444
PRA Group, Inc. (a)	67	2,211
Primerica, Inc.	62	7,665
Ryan Specialty Group Holdings, Inc. - Class A (a)	1,078	43,786
ServisFirst Bancshares, Inc.	186	14,881
Silvergate Capital Corporation - Class A (a)	93	6,977
Stepstone Group Inc. - Class A	70	1,726
Texas Capital Bancshares, Inc. (a)	43	2,532
Victory Capital Holdings, Inc. - Class A	101	2,349
Walker & Dunlop, Inc.	16	1,311
Western Alliance Bancorporation	30	1,973
Wintrust Financial Corporation	36	2,955
		201,517
Consumer Discretionary 9.8%
Acushnet Holdings Corp.	90	3,902
Boot Barn Holdings, Inc. (a)	127	7,393
Boyd Gaming Corporation (a)	80	3,807
Bright Horizons Family Solutions, Inc. (a)	19	1,116
Caesars Entertainment, Inc. (a)	159	5,120
Chegg, Inc. (a)	87	1,825
Churchill Downs Incorporated	24	4,311
CLARUS Corporation	347	4,680
Dream Finders Homes, Inc. - Class A (a) (b)	336	3,557
ETSY, Inc. (a)	66	6,578
European Wax Center, Inc. - Class A (a) (b)	120	2,218
First Watch Restaurant Group, Inc. (a)	86	1,251
Five Below, Inc. (a)	73	10,140

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Floor & Decor Holdings, Inc. - Class A (a)	55	3,878
Fox Factory Holding Corp. (a)	262	20,705
Genius Sports Limited (a)	788	2,894
Gentherm Incorporated (a)	86	4,281
Holley Inc. (a) (b)	882	3,570
Life Time Group Holdings, Inc. (a)	155	1,514
Liquidity Services, Inc. (a)	230	3,743
Lithia Motors, Inc. - Class A	18	3,815
Mattel, Inc. (a)	178	3,377
MGM Resorts International	74	2,208
Nishka, Inc. - Class A (a)	83	1,677
Ollie's Bargain Outlet Holdings, Inc. (a)	355	18,328
OneSpaWorld Holdings Limited (a)	101	846
Planet Fitness, Inc. - Class A (a)	126	7,274
Porch Group Inc - Class A (a) (b)	2,942	6,619
Revolve Group Inc. - Class A (a) (b)	488	10,587
Shake Shack, Inc. - Class A (a)	32	1,448
Stoneridge, Inc. (a)	258	4,376
Texas Roadhouse, Inc. - Class A	146	12,773
The Lovesac Company (a)	105	2,146
Topgolf Callaway Brands Corp. (a)	709	13,661
Vizio Holding Corp. - Class A (a) (b)	213	1,865
Warby Parker Inc. - Class A (a) (b)	77	1,028
Wingstop Inc.	94	11,813
YETI Holdings, Inc. (a)	39	1,107
		201,431
Communication Services 4.2%
Auto Trader Group PLC	2,417	13,731
Autohome Inc. - Class A - ADR	156	4,473
Bumble Inc. - Class A (a)	78	1,675
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	466	3,209
EverQuote, Inc. - Class A (a)	141	959
IAC Inc. (a)	98	5,450
Liberty Media Corporation - Series A (a)	44	2,300
Magnite, Inc. (a)	2,856	18,766
Mediaalpha, Inc. - Class A (a)	385	3,367
Rightmove PLC	2,740	14,533
Rightmove PLC - ADR	383	4,073
S4 Capital PLC (a)	877	1,417
The New York Times Company - Class A	57	1,653
World Wrestling Entertainment, Inc. - Class A	77	5,377
Ziprecruiter, Inc. - Class A (a)	101	1,674
ZoomInfo Technologies Inc. - Class A (a)	101	4,223
		86,880
Consumer Staples 3.4%
Bellring Intermediate Holdings, Inc. (a)	242	4,979
Casey's General Stores, Inc.	43	8,641
Celsius Holdings, Inc. (a)	16	1,408
e.l.f. Beauty, Inc. (a)	40	1,494
Freshpet, Inc. (a)	26	1,302
Grocery Outlet Holding Corp. (a)	338	11,241
Hostess Brands, Inc. - Class A (a)	92	2,133
Lamb Weston Holdings, Inc.	117	9,068
Performance Food Group Company (a)	161	6,906
PriceSmart, Inc.	44	2,524
The Beauty Health Company - Class A (a) (b)	563	6,643
The Simply Good Foods Company (a)	108	3,433
The Vita Coco Company, Inc. (a) (b)	832	9,472
		69,244
Materials 1.6%
Avient Corporation	236	7,129
Graphic Packaging Holding Company	147	2,893
Ingevity Corporation (a)	102	6,177
Innospec Inc.	18	1,575
Livent Corporation (a)	91	2,778
Materion Corporation	51	4,088
Neo Performance Materials Inc.	114	840
Sealed Air Corporation	25	1,100
Silgan Holdings Inc.	117	4,930
Snow Lake Resources Ltd. (a)	240	423
Summit Materials, Inc. - Class A (a)	51	1,223
		33,156
Energy 1.2%
Callon Petroleum Company (a)	27	958
Clean Energy Fuels Corp. (a)	698	3,730
Denbury Inc. (a)	46	3,936
Diamondback Energy, Inc.	21	2,474
Matador Resources Company	244	11,953
Range Resources Corporation	21	535
Ranger Oil Corporation - Class A	64	2,010
		25,596
Real Estate 1.0%
Americold Realty Trust	56	1,371
Equity Lifestyle Properties, Inc.	56	3,519
National Storage Affiliates Trust	59	2,436
Rexford Industrial Realty, Inc.	199	10,328
Terreno Realty Corporation	48	2,527
		20,181
Total Common Stocks (cost $2,409,880)		1,977,989
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (d)	491	—
Total Rights (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
The Fresh Market, Inc. (a) (d) (e)	52	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.4%
Investment Companies 4.1%
JNL Government Money Market Fund, 2.68% (c) (f)	83,910	83,910
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund, 2.88% (c) (f)	48,212	48,212
Total Short Term Investments (cost $132,122)		132,122
Total Investments 102.6% (cost $2,542,002)		2,110,111
Other Assets and Liabilities, Net (2.6)%		(53,092)
Total Net Assets 100.0%		2,057,019

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Multi-Manager Small Cap Growth Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Biomerica, Inc.	2,469	155	130	—	(48)	112	2,558	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,948,308	29,681	—	1,977,989
Rights	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	132,122	—	—	132,122
	2,080,430	29,681	—	2,110,111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.3%
Industrials 25.9%
Acuity Brands, Inc.	34	5,376
Aerojet Rocketdyne Holdings, Inc. (a)	268	10,717
Air Lease Corporation - Class A	553	17,141
Air Transport Services Group, Inc. (a)	554	13,347
Alight, Inc. - Class A (a)	667	4,893
AMERCO (a)	22	11,323
American Woodmark Corporation (a)	414	18,165
APi Group Corp (a)	199	2,642
Argan, Inc.	133	4,275
Armstrong World Industries, Inc.	184	14,548
Atkore Inc. (a)	78	6,036
Beacon Roofing Supply, Inc. (a)	198	10,829
BrightView Holdings, Inc. (a)	386	3,062
BWXT Government Group, Inc.	145	7,285
Byrna Technologies Inc. (a) (b)	160	754
Comfort Systems USA, Inc.	88	8,584
Crane Holdings, Co.	67	5,874
CSW Industrials, Inc.	38	4,540
Curtiss-Wright Corporation	19	2,578
Dun & Bradstreet Holdings, Inc.	486	6,016
EMCOR Group, Inc.	211	24,383
Enerpac Tool Group Corp. - Class A	283	5,051
ESAB Corporation	244	8,158
FTI Consulting, Inc. (a)	59	9,813
FuelCell Energy, Inc. (a) (b)	161	548
Gates Industrial Corporation PLC (a)	469	4,581
GMS Inc. (a)	154	6,171
Hayward Holdings, Inc. (a)	307	2,724
Hillman Solutions Corp. - Class A (a)	1,884	14,209
Huntington Ingalls Industries, Inc.	11	2,476
IAA Spinco Inc. (a)	555	17,679
Insperity, Inc.	144	14,713
JetBlue Airways Corporation (a)	340	2,256
Landstar System, Inc.	69	9,994
Maxar Technologies Inc.	568	10,624
MDU Resources Group, Inc.	196	5,367
PGT Innovations, Inc. (a)	549	11,500
Rush Enterprises, Inc. - Class A	150	6,575
Shyft Group, Inc.	284	5,804
SP Plus Corporation (a)	157	4,930
Steelcase Inc. - Class A	579	3,775
The AZEK Company Inc. - Class A (a)	263	4,369
The Gorman- Rupp Company	89	2,106
Trinet Group, Inc. (a)	150	10,707
Unifirst Corporation	109	18,295
Univar Solutions Inc. (a)	178	4,047
Viad Corp (a)	42	1,313
Werner Enterprises, Inc.	104	3,901
Woodward, Inc.	94	7,552
		381,606
Financials 19.2%
1st Source Corporation	55	2,549
American Equity Investment Life Holding Company	253	9,452
Assured Guaranty Ltd.	182	8,818
AXIS Capital Holdings Limited	98	4,840
Bank OZK	49	1,924
BankUnited, Inc.	171	5,854
Banner Corporation	22	1,283
Brookline Bancorp, Inc.	217	2,527
Cannae Holdings, Inc. (a)	408	8,438
Cathay General Bancorp	139	5,337
CNA Financial Corporation	86	3,157
CNO Financial Group, Inc.	87	1,566
Commerce Bancshares, Inc.	70	4,645
Enstar Group Limited (a)	56	9,531
Essent Group Ltd.	315	10,993
F.N.B. Corporation	139	1,613
Federated Hermes, Inc. - Class B	39	1,307
Fidelity National Financial, Inc. - Class A	70	2,523
First American Financial Corporation	63	2,899
First Citizens BancShares, Inc. - Class A	15	12,080
First Hawaiian, Inc.	396	9,755
FirstCash Holdings, Inc.	129	9,483
Focus Financial Partners Inc. - Class A (a)	399	12,568
Genworth Financial, Inc. - Class A (a)	1,298	4,543
Glacier Bancorp, Inc.	211	10,374
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30	912
HomeStreet, Inc.	156	4,507
International Bancshares Corporation	131	5,576
LendingTree, Inc. (a)	15	359
LPL Financial Holdings Inc.	15	3,281
National Western Life Group, Inc. - Class A	23	3,868
NMI Holdings, Inc. - Class A (a)	78	1,585
RenaissanceRe Holdings Ltd	68	9,541
Sandy Spring Bancorp, Inc.	157	5,538
Selective Insurance Group, Inc.	51	4,163
The Bancorp, Inc. (a)	183	4,014
The Hanover Insurance Group, Inc.	16	1,989
UMB Financial Corporation	70	5,919
Umpqua Holdings Corporation	591	10,106
Valley National Bancorp	224	2,418
Virtu Financial, Inc. - Class A	283	5,878
Virtus Investment Partners, Inc.	54	8,691
Washington Federal, Inc.	188	5,632
Webster Financial Corporation	26	1,155
White Mountains Insurance Group Ltd	15	19,796
Wintrust Financial Corporation	198	16,166
WSFS Financial Corporation	291	13,525
		282,678
Consumer Discretionary 13.9%
Advance Auto Parts, Inc.	61	9,615
American Eagle Outfitters, Inc. (b)	666	6,481
America's Car Mart, Inc. (a)	118	7,207
Asbury Automotive Group, Inc. (a)	14	2,152
Carter's, Inc. (b)	59	3,894
Dorman Products, Inc. (a)	130	10,667
Dream Finders Homes, Inc. - Class A (a) (b)	276	2,925
Frontdoor, Inc. (a)	318	6,476
Gentex Corporation	501	11,940
Gildan Activewear Inc. - Class A	356	10,052
Grand Canyon Education, Inc. (a)	123	10,096
Group 1 Automotive, Inc.	24	3,491
Hanesbrands Inc.	626	4,356
Helen of Troy Limited (a)	84	8,139
LCI Industries	47	4,736
Leslie's, Inc. (a) (b)	1,001	14,728
LKQ Corporation	253	11,930
M/I Homes, Inc. (a)	114	4,119
Malibu Boats, Inc. - Class A (a)	132	6,332
Murphy USA Inc.	19	5,341
Ollie's Bargain Outlet Holdings, Inc. (a)	163	8,406
Patrick Industries, Inc.	81	3,530
Polaris Inc.	50	4,807
Ruth's Hospitality Group, Inc.	133	2,239
Skechers U.S.A., Inc. - Class A (a)	139	4,422
Sleep Number Corporation (a)	44	1,490
Stoneridge, Inc. (a)	405	6,861
Thor Industries, Inc.	84	5,846
Wingstop Inc.	9	1,134
Winnebago Industries, Inc.	268	14,245
Wyndham Hotels & Resorts, Inc.	131	8,061
		205,718
Health Care 10.1%
Acadia Healthcare Company, Inc. (a)	88	6,850
AdaptHealth LLC - Class A (a)	132	2,479
Addus HomeCare Corporation (a)	228	21,724
Atea Pharmaceuticals, Inc. (a)	160	910
AtriCure, Inc. (a)	80	3,138
Bausch + Lomb Corporation (a)	164	2,521
Change Healthcare Inc. (a)	101	2,785
Cross Country Healthcare, Inc. (a)	302	8,576
Dynavax Technologies Corporation (a)	180	1,883
Editas Medicine, Inc. (a)	71	870

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Encompass Health Corporation	121	5,490
Enhabit Inc. (a)	76	1,063
Enovis Corporation (a)	121	5,559
ICU Medical, Inc. (a)	93	13,992
Integra LifeSciences Holdings Corporation (a)	177	7,514
Jounce Therapeutics, Inc. (a)	448	1,048
Lantheus Holdings, Inc. (a)	82	5,768
Mednax, Inc. (a)	220	3,637
Pacira Pharmaceuticals, Inc. (a)	70	3,711
Patterson Companies, Inc.	119	2,853
Perrigo Company Public Limited Company	211	7,516
Premier Healthcare Solutions, Inc. - Class A	507	17,214
Sotera Health LLC (a)	395	2,694
Syneos Health, Inc. - Class A (a)	254	11,946
UFP Technologies, Inc. (a)	17	1,434
Varex Imaging Corporation (a)	271	5,720
		148,895
Information Technology 8.9%
ACI Worldwide, Inc. (a)	759	15,859
Alteryx, Inc. - Class A (a)	60	3,330
Coherent, Inc. (a)	34	1,172
DXC Technology Company (a)	104	2,558
E2Open Parent Holdings, Inc. - Class A (a)	1,055	6,401
Ebix, Inc. (b)	118	2,246
ePlus inc. (a)	476	19,755
EVERTEC, Inc.	111	3,477
Knowbe4, Inc. - Class A (a)	205	4,272
Kulicke and Soffa Industries, Inc.	154	5,927
MAXIMUS, Inc.	55	3,186
MeridianLink, Inc. (a) (b)	313	5,089
MKS Instruments, Inc.	89	7,377
NCR Corporation (a)	233	4,420
Onto Innovation Inc. (a)	69	4,419
PAR Technology Corporation (a) (b)	163	4,807
Plexus Corp. (a)	85	7,405
TD SYNNEX Corporation	101	8,200
Thoughtworks Holding, Inc. (a)	135	1,418
Vm Consolidated, Inc. - Class A (a)	898	13,802
Vontier Corporation	237	3,963
Wex, Inc. (a)	21	2,670
		131,753
Real Estate 4.7%
Alexander & Baldwin, Inc.	582	9,656
Apple Hospitality REIT, Inc.	322	4,523
Brandywine Realty Trust	171	1,156
CoreCivic, Inc. (a)	600	5,302
Cushman & Wakefield PLC (a)	774	8,859
Getty Realty Corp.	119	3,200
Highwoods Properties, Inc.	22	586
Independence Realty Trust, Inc.	109	1,819
Marcus & Millichap Company	295	9,664
Newmark Group, Inc. - Class A	318	2,566
PotlatchDeltic Corporation	130	5,338
Ryman Hospitality Properties, Inc.	98	7,215
STAG Industrial, Inc.	172	4,894
Terreno Realty Corporation	97	5,165
		69,943
Consumer Staples 4.6%
BJ's Wholesale Club Holdings, Inc. (a)	130	9,470
Cal-Maine Foods, Inc.	61	3,398
Central Garden & Pet Company - Class A (a)	134	4,577
Grocery Outlet Holding Corp. (a)	373	12,407
Hostess Brands, Inc. - Class A (a)	124	2,874
Ingles Markets, Incorporated - Class A	42	3,324
Ingredion Incorporated	49	3,966
Inter Parfums, Inc.	162	12,247
Lancaster Colony Corporation	39	5,876
Molson Coors Beverage Company - Class B	114	5,473
The Simply Good Foods Company (a)	153	4,886
		68,498
Materials 3.2%
Axalta Coating Systems Ltd. (a)	198	4,181
Century Aluminum Company (a)	170	896
Commercial Metals Company	54	1,915
Element Solutions Inc.	1,150	18,712
H.B. Fuller Company	117	7,030
Hecla Mining Company	684	2,696
Summit Materials, Inc. - Class A (a)	230	5,506
TriMas Corporation	75	1,876
Tronox Holdings PLC	225	2,756
Valvoline, Inc.	60	1,511
		47,079
Energy 3.1%
ChampionX Corporation	53	1,037
Chesapeake Energy Corporation	22	2,062
CNX Resources Corporation (a)	211	3,273
CVR Energy, Inc.	66	1,903
DHT Holdings, Inc.	365	2,760
DMC Global Inc. (a)	356	5,695
HF Sinclair Corporation	83	4,445
Matador Resources Company	141	6,882
Ovintiv Canada ULC	36	1,659
Permian Resources Corporation - Class A (a)	601	4,086
Range Resources Corporation	235	5,928
SM Energy Company	111	4,187
World Fuel Services Corporation	96	2,252
		46,169
Utilities 1.9%
ALLETE, Inc.	14	724
Avista Corporation	67	2,496
Black Hills Corporation	56	3,804
Clearway Energy, Inc. - Class C	151	4,813
IDACORP, Inc.	15	1,506
OGE Energy Corp.	40	1,465
Portland General Electric Company	90	3,930
Spire Inc.	61	3,787
Vistra Corp.	263	5,521
		28,046
Communication Services 0.8%
Liberty Latin America Ltd. - Class A (a)	219	1,353
Liberty Latin America Ltd. - Class C (a)	101	618
Telephone and Data Systems, Inc.	342	4,748
Yelp Inc. (a)	153	5,174
		11,893
Total Common Stocks (cost $1,600,725)		1,422,278
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp.	207	3,503
Total Investment Companies (cost $4,544)		3,503
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.5%
JNL Government Money Market Fund, 2.68% (c) (d)	50,999	50,999
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	21,033	21,033
Total Short Term Investments (cost $72,032)		72,032
Total Investments 101.4% (cost $1,677,301)		1,497,813
Other Assets and Liabilities, Net (1.4)%		(21,188)
Total Net Assets 100.0%		1,476,625

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,422,278	—	—	1,422,278
Investment Companies	3,503	—	—	3,503
Short Term Investments	72,032	—	—	72,032
	1,497,813	—	—	1,497,813

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.1%
Information Technology 25.8%
Accenture Public Limited Company - Class A	5	1,348
Adobe Inc. (a)	4	1,067
Advanced Micro Devices, Inc. (a)	13	848
Akamai Technologies, Inc. (a)	1	105
Amphenol Corporation - Class A	5	329
Analog Devices, Inc.	4	600
ANSYS, Inc. (a)	1	156
Apple Inc.	125	17,293
Applied Materials, Inc.	7	593
Arista Networks, Inc. (a)	2	227
Autodesk, Inc. (a)	2	334
Automatic Data Processing, Inc.	3	774
Broadcom Inc.	3	1,485
Broadridge Financial Solutions, Inc.	1	141
Cadence Design Systems, Inc. (a)	2	370
CDW Corp.	1	178
Ceridian HCM Holding Inc. (a)	1	76
Cisco Systems, Inc.	34	1,372
Cognizant Technology Solutions Corporation - Class A	4	250
Corning Incorporated	6	183
DXC Technology Company (a)	2	44
Enphase Energy, Inc. (a)	1	314
EPAM Systems, Inc. (a)	—	172
F5, Inc. (a)	1	69
Fidelity National Information Services, Inc.	5	379
Fiserv, Inc. (a)	5	499
FleetCor Technologies, Inc. (a)	1	106
Fortinet, Inc. (a)	5	264
Gartner, Inc. (a)	1	180
Global Payments Inc.	2	249
Hewlett Packard Enterprise Company	11	133
HP, Inc.	8	187
Intel Corporation	34	876
International Business Machines Corporation	8	889
Intuit Inc.	2	905
Jack Henry & Associates, Inc.	1	107
Juniper Networks, Inc.	3	75
Keysight Technologies, Inc. (a)	2	235
KLA Corporation	1	356
Lam Research Corporation	1	415
MasterCard Incorporated - Class A	7	2,009
Microchip Technology Incorporated	5	278
Micron Technology, Inc.	9	460
Microsoft Corporation	62	14,387
Monolithic Power Systems, Inc.	—	131
Motorola Solutions, Inc.	1	309
NetApp, Inc.	2	111
NortonLifelock Inc.	5	100
NVIDIA Corporation	21	2,518
NXP Semiconductors N.V.	2	325
On Semiconductor Corporation (a)	4	224
Oracle Corporation	13	769
Paychex, Inc.	3	298
Paycom Software, Inc. (a)	—	134
Paypal Holdings, Inc. (a)	10	824
PTC Inc. (a)	1	94
Qorvo, Inc. (a)	1	63
Qualcomm Incorporated	9	1,054
Roper Technologies, Inc.	1	317
Salesforce, Inc. (a)	8	1,181
Seagate Technology Holdings Public Limited Company	2	89
ServiceNow, Inc. (a)	2	632
Skyworks Solutions, Inc.	1	117
SolarEdge Technologies Ltd. (a)	—	109
Synopsys, Inc. (a)	1	388
TE Connectivity Ltd. (b)	3	294
Teledyne Technologies Incorporated (a)	—	131
Teradyne, Inc.	1	95
Texas Instruments Incorporated	8	1,171
Trimble Inc. (a)	2	107
Tyler Technologies, Inc. (a)	—	123
VeriSign, Inc. (a)	1	129
Visa Inc. - Class A	14	2,406
Western Digital Corporation (a)	3	81
Zebra Technologies Corporation - Class A (a)	—	116
		65,757
Health Care 14.8%
Abbott Laboratories	15	1,406
AbbVie Inc.	15	1,966
ABIOMED, Inc. (a)	—	89
Agilent Technologies, Inc.	2	296
Align Technology, Inc. (a)	1	120
AmerisourceBergen Corporation	1	170
Amgen Inc.	4	997
Baxter International Inc.	4	229
Becton, Dickinson and Company	2	526
Biogen Inc. (a)	1	326
Bio-Rad Laboratories, Inc. - Class A (a)	—	71
Bio-Techne Corporation	—	94
Boston Scientific Corporation (a)	12	461
Bristol-Myers Squibb Company	18	1,260
Cardinal Health, Inc.	2	149
Catalent, Inc. (a)	1	103
Centene Corporation (a)	5	371
Charles River Laboratories International, Inc. (a)	—	85
Cigna Corporation	3	697
CVS Health Corporation	11	1,035
Danaher Corporation	5	1,401
DaVita Inc. (a)	—	40
Dentsply Sirona Inc.	2	50
DexCom, Inc. (a)	3	265
Edwards Lifesciences Corporation (a)	5	427
Elevance Health, Inc.	2	905
Eli Lilly and Company	7	2,112
Gilead Sciences, Inc.	10	640
HCA Healthcare, Inc.	2	325
Henry Schein, Inc. (a)	1	75
Hologic, Inc. (a)	2	130
Humana Inc.	1	511
IDEXX Laboratories, Inc. (a)	1	221
Illumina, Inc. (a)	1	248
Incyte Corporation (a)	2	103
Intuitive Surgical, Inc. (a)	3	555
IQVIA Holdings Inc (a)	2	280
Johnson & Johnson	22	3,558
Laboratory Corporation of America Holdings	1	152
McKesson Corporation	1	405
Medtronic, Inc.	11	889
Merck & Co., Inc.	21	1,807
Mettler-Toledo International Inc. (a)	—	206
Moderna, Inc. (a)	3	333
Molina Healthcare, Inc. (a)	—	155
Organon & Co.	2	50
PerkinElmer, Inc.	1	124
Pfizer Inc.	47	2,034
Quest Diagnostics Incorporated	1	118
Regeneron Pharmaceuticals, Inc. (a)	1	610
ResMed Inc.	1	268
Steris Limited	1	136
Stryker Corporation	3	566
Teleflex Incorporated	—	82
The Cooper Companies, Inc.	—	112
Thermo Fisher Scientific Inc.	3	1,646
UnitedHealth Group Incorporated	8	3,913
Universal Health Services, Inc. - Class B	1	49
Vertex Pharmaceuticals Incorporated (a)	2	611
Viatris Inc.	10	85
Waters Corporation (a)	1	131
West Pharmaceutical Services, Inc.	1	152
Zimmer Biomet Holdings, Inc.	2	178
Zoetis Inc. - Class A	4	574
		37,683

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 11.5%
Advance Auto Parts, Inc.	1	83
Amazon.com, Inc. (a)	73	8,296
Aptiv PLC (a)	2	176
AutoZone, Inc. (a)	—	343
Bath & Body Works, Inc.	2	67
Best Buy Co., Inc.	2	110
Booking Holdings Inc. (a)	—	544
BorgWarner Inc.	2	61
Caesars Entertainment, Inc. (a)	2	53
CarMax, Inc. (a)	1	86
Carnival Corporation (a)	8	57
Chipotle Mexican Grill, Inc. (a)	—	346
D.R. Horton, Inc.	3	173
Darden Restaurants, Inc.	1	134
Dollar General Corporation	2	450
Dollar Tree, Inc. (a)	2	236
Domino's Pizza, Inc.	—	92
eBay Inc.	5	168
ETSY, Inc. (a)	1	100
Expedia Group, Inc. (a)	1	120
Ford Motor Company	32	362
Garmin Ltd.	1	106
General Motors Company	12	390
Genuine Parts Company	1	176
Hasbro, Inc.	1	70
Hilton Worldwide Holdings Inc.	2	269
Las Vegas Sands Corp. (a)	3	105
Lennar Corporation - Class A	2	158
LKQ Corporation	2	96
Lowe`s Companies, Inc.	5	994
Marriott International, Inc. - Class A	2	323
McDonald's Corporation	6	1,406
MGM Resorts International	3	84
Mohawk Industries, Inc. (a)	—	42
Newell Brands Inc.	3	48
Nike, Inc. - Class B	10	870
Norwegian Cruise Line Holdings Ltd. (a)	4	43
NVR, Inc. (a)	—	108
O'Reilly Automotive, Inc. (a)	1	376
Pool Corporation	—	103
PulteGroup, Inc.	2	69
Ralph Lauren Corporation - Class A	—	32
Ross Stores, Inc.	3	244
Royal Caribbean Cruises Ltd.	2	68
Starbucks Corporation	10	801
Tapestry, Inc.	2	58
Target Corporation	4	572
Tesla Inc. (a)	22	5,852
The Home Depot, Inc.	9	2,349
The TJX Companies, Inc.	10	606
Tractor Supply Company	1	171
Ulta Beauty, Inc. (a)	—	168
V.F. Corporation	3	83
Whirlpool Corporation	—	61
Wynn Resorts, Limited (a)	1	58
Yum! Brands, Inc.	2	255
		29,271
Financials 10.8%
Aflac Inc.	5	275
American Express Company	5	671
American International Group, Inc.	6	298
Ameriprise Financial, Inc.	1	230
Aon Global Limited - Class A	2	471
Arthur J. Gallagher & Co.	2	300
Assurant, Inc.	—	61
Bank of America Corporation	58	1,749
Berkshire Hathaway Inc. - Class B (a)	15	3,992
BlackRock, Inc.	1	688
Brown & Brown, Inc.	2	114
Capital One Financial Corporation	3	291
Cboe Global Markets, Inc.	1	102
Chubb Limited	3	625
Cincinnati Financial Corporation	1	115
Citigroup Inc.	16	670
Citizens Financial Group, Inc.	4	141
CME Group Inc. - Class A	3	526
Comerica Incorporated	1	77
Discover Financial Services	2	202
Everest Re Group, Ltd.	—	86
FactSet Research Systems Inc.	—	123
Fifth Third Bancorp	6	178
First Republic Bank	2	198
Franklin Resources, Inc.	2	52
Globe Life Inc.	1	76
Huntington Bancshares Incorporated	12	163
Intercontinental Exchange, Inc.	5	413
Invesco Ltd.	4	51
JPMorgan Chase & Co.	24	2,538
KeyCorp	8	124
Lincoln National Corporation	1	56
Loews Corporation	2	84
M&T Bank Corporation	1	253
MarketAxess Holdings Inc.	—	68
Marsh & Mclennan Companies, Inc.	4	614
MetLife, Inc.	6	338
Moody's Corporation	1	320
Morgan Stanley	11	876
MSCI Inc. - Class A	1	285
Nasdaq, Inc.	3	164
Northern Trust Corporation	2	148
Principal Financial Group, Inc.	2	142
Prudential Financial, Inc.	3	266
Raymond James Financial, Inc.	2	161
Regions Financial Corporation	8	150
S&P Global Inc.	3	862
Signature Bank	1	79
State Street Corporation	3	187
SVB Financial Group (a)	1	162
Synchrony Financial	4	113
T. Rowe Price Group, Inc.	2	195
The Allstate Corporation	2	283
The Bank of New York Mellon Corporation (c)	6	232
The Charles Schwab Corporation	13	909
The Goldman Sachs Group, Inc.	3	825
The Hartford Financial Services Group, Inc.	3	165
The PNC Financial Services Group, Inc.	3	507
The Progressive Corporation	5	566
The Travelers Companies, Inc.	2	302
Truist Financial Corporation	11	478
U.S. Bancorp	11	454
W. R. Berkley Corporation	2	110
Wells Fargo & Company	31	1,259
Willis Towers Watson Public Limited Company	1	183
Zions Bancorporation, National Association	1	67
		27,463
Communication Services 7.9%
Activision Blizzard, Inc.	6	435
Alphabet Inc. - Class A (a)	50	4,751
Alphabet Inc. - Class C (a)	44	4,270
AT&T Inc.	59	907
Charter Communications, Inc. - Class A (a)	1	278
Comcast Corporation - Class A	36	1,070
Dish Network Corporation - Class A (a)	2	30
Electronic Arts Inc.	2	268
Fox Corporation - Class A	3	81
Fox Corporation - Class B	1	30
Live Nation Entertainment, Inc. (a)	1	90
Lumen Technologies Inc.	8	60
Match Group, Inc. (a)	2	112
Meta Platforms, Inc. - Class A (a)	19	2,563
Netflix, Inc. (a)	4	869
News Corporation - Class A	3	44
News Corporation - Class B	1	23
Omnicom Group Inc.	2	108
Paramount Global - Class B (d)	4	79
Take-Two Interactive Software, Inc. (a)	1	135
The Interpublic Group of Companies, Inc.	3	83

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Walt Disney Company (a)	15	1,424
T-Mobile US, Inc. (a)	5	670
Twitter, Inc. (a)	6	243
Verizon Communications Inc.	35	1,321
Warner Bros. Discovery, Inc. - Series A (a)	18	205
		20,149
Industrials 7.7%
3M Company	5	505
A. O. Smith Corporation	1	47
Alaska Air Group, Inc. (a)	1	42
Allegion Public Limited Company	1	70
American Airlines Group Inc. (a)	5	64
AMETEK, Inc.	2	211
C.H. Robinson Worldwide, Inc.	1	96
Carrier Global Corporation	7	248
Caterpillar Inc.	4	717
Cintas Corporation	1	273
Copart, Inc. (a)	2	190
CoStar Group, Inc. (a)	3	227
CSX Corporation	18	472
Cummins Inc.	1	233
Deere & Company	2	767
Delta Air Lines, Inc. (a)	5	146
Dover Corporation	1	141
Eaton Corporation Public Limited Company	3	436
Emerson Electric Co.	5	358
Equifax Inc.	1	178
Expeditors International of Washington, Inc.	1	118
Fastenal Company	5	219
FedEx Corporation	2	291
Fortive Corporation	3	168
Fortune Brands Home & Security, Inc.	1	58
Generac Holdings Inc. (a)	1	97
General Dynamics Corporation	2	393
General Electric Company	9	562
Honeywell International Inc.	6	932
Howmet Aerospace Inc.	3	95
Huntington Ingalls Industries, Inc.	—	76
IDEX Corporation	1	126
Illinois Tool Works Inc.	2	423
Ingersoll Rand Inc.	3	144
J. B. Hunt Transport Services, Inc.	1	107
Jacobs Solutions Inc.	1	113
Johnson Controls International Public Limited Company	6	276
L3Harris Technologies, Inc.	2	327
Leidos Holdings, Inc.	1	98
Lockheed Martin Corporation	2	758
Masco Corporation	2	89
Nielsen Holdings PLC	3	83
Nordson Corporation	—	96
Norfolk Southern Corporation	2	409
Northrop Grumman Corporation	1	563
Old Dominion Freight Line, Inc.	1	191
Otis Worldwide Corporation	4	223
PACCAR Inc	3	242
Parker-Hannifin Corporation	1	257
Pentair Public Limited Company	1	50
Quanta Services, Inc.	1	157
Raytheon Technologies Corporation	12	1,001
Republic Services, Inc.	2	230
Robert Half International Inc.	1	71
Rockwell Automation, Inc.	1	208
Rollins, Inc.	2	66
Snap-on Incorporated	—	90
Southwest Airlines Co. (a)	5	158
Stanley Black & Decker, Inc.	1	89
Textron Inc.	2	102
The Boeing Company (a)	5	561
Trane Technologies Public Limited Company	2	278
TransDigm Group Incorporated (a)	—	227
Union Pacific Corporation	5	1,010
United Airlines Holdings, Inc. (a)	3	84
United Parcel Service, Inc. - Class B	6	980
United Rentals, Inc. (a)	1	160
Verisk Analytics, Inc.	1	223
W. W. Grainger, Inc.	—	177
Waste Management, Inc.	3	499
Westinghouse Air Brake Technologies Corporation	2	126
Xylem Inc.	2	131
		19,633
Consumer Staples 6.7%
Altria Group, Inc.	15	607
Archer-Daniels-Midland Company	5	375
Brown-Forman Corporation - Class B	1	98
Campbell Soup Company	2	79
Church & Dwight Co., Inc.	2	148
Colgate-Palmolive Company	7	482
Conagra Brands, Inc.	4	125
Constellation Brands, Inc. - Class A	1	305
Costco Wholesale Corporation	4	1,733
General Mills, Inc.	5	378
Hormel Foods Corporation	3	113
Kellogg Company	2	150
Keurig Dr Pepper Inc.	7	247
Kimberly-Clark Corporation	3	318
Kraft Foods Group, Inc.	7	218
Lamb Weston Holdings, Inc.	1	92
McCormick & Company, Incorporated	2	144
Molson Coors Beverage Company - Class B	2	76
Mondelez International, Inc. - Class A	11	622
Monster Beverage 1990 Corporation (a)	3	280
PepsiCo, Inc.	11	1,866
Philip Morris International Inc.	13	1,064
Sysco Corporation	4	299
The Clorox Company	1	129
The Coca-Cola Company	32	1,806
The Estee Lauder Companies Inc. - Class A	2	411
The Hershey Company	1	266
The J. M. Smucker Company	1	122
The Kroger Co.	5	237
The Procter & Gamble Company	20	2,499
Tyson Foods, Inc. - Class A	2	158
Walgreens Boots Alliance, Inc.	6	188
Walmart Inc.	12	1,531
		17,166
Energy 4.5%
Apa Corp.	3	92
Baker Hughes Company - Class A	8	175
Chevron Corporation	15	2,143
ConocoPhillips	11	1,079
Coterra Energy Inc.	7	170
Devon Energy Corporation	5	323
Diamondback Energy, Inc.	1	178
EOG Resources, Inc.	5	542
EQT Corporation	3	112
Exxon Mobil Corporation	35	3,014
Halliburton Company	7	181
Hess Corporation	2	252
Kinder Morgan, Inc.	17	275
Marathon Oil Corporation	6	134
Marathon Petroleum Corporation	4	410
Occidental Petroleum Corporation	6	377
ONEOK, Inc.	4	190
Phillips 66	4	322
Pioneer Natural Resources Company	2	424
Schlumberger Limited	12	423
The Williams Companies, Inc.	10	287
Valero Energy Corporation	3	347
		11,450
Utilities 3.1%
Alliant Energy Corporation	2	108
Ameren Corporation	2	175
American Electric Power Company, Inc.	4	365
American Water Works Company, Inc.	2	198
Atmos Energy Corporation	1	120
CenterPoint Energy, Inc.	5	142
CMS Energy Corporation	2	142
Consolidated Edison, Inc.	3	252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Constellation Energy Group, Inc.	3	227
Dominion Energy, Inc.	7	477
DTE Energy Company	2	185
Duke Energy Corporation	6	595
Edison International	3	182
Entergy Corporation	2	165
Evergy, Inc.	2	111
Eversource Energy	3	224
Exelon Corporation	8	305
FirstEnergy Corp.	4	165
NextEra Energy, Inc.	16	1,276
NiSource Inc.	3	82
NRG Energy, Inc.	2	79
PG&E Corporation (a)	12	154
Pinnacle West Capital Corporation	1	60
PPL Corporation	6	157
Public Service Enterprise Group Incorporated	4	233
Sempra Energy	3	390
The AES Corporation	6	125
The Southern Company	9	599
WEC Energy Group Inc.	3	235
Xcel Energy Inc.	4	286
		7,814
Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	1	177
American Tower Corporation	4	827
AvalonBay Communities, Inc.	1	210
Boston Properties, Inc.	1	84
Camden Property Trust	1	103
CBRE Group, Inc. - Class A (a)	3	181
Crown Castle Inc.	4	519
Digital Realty Trust, Inc.	2	232
Duke Realty Corporation	3	151
Equinix, Inc.	1	432
Equity Residential	3	191
Essex Property Trust, Inc.	1	138
Extra Space Storage Inc.	1	188
Federal Realty Investment Trust	1	52
Healthpeak Properties, Inc.	4	102
Host Hotels & Resorts, Inc.	6	93
Invitation Homes Inc.	5	162
Iron Mountain Incorporated	2	103
Kimco Realty Corporation	5	91
Mid-America Apartment Communities, Inc.	1	154
ProLogis Inc.	6	624
Public Storage	1	381
Realty Income Corporation	5	299
Regency Centers Corporation	1	66
SBA Communications Corporation	1	254
Simon Property Group, Inc.	3	244
UDR, Inc.	2	101
Ventas, Inc.	3	133
VICI Properties Inc.	8	244
Vornado Realty Trust	1	27
Welltower OP LLC	4	246
Weyerhaeuser Company	6	176
		6,985
Materials 2.5%
Air Products and Chemicals, Inc.	2	424
Albemarle Corporation	1	257
Amcor Pty Ltd	12	129
Avery Dennison Corporation	1	111
Ball Corporation	3	130
Celanese Corporation - Class A	1	71
CF Industries Holdings, Inc.	2	160
Corteva, Inc.	6	336
Dow Inc.	6	262
DuPont de Nemours, Inc.	4	204
Eastman Chemical Company	1	71
Ecolab Inc.	2	293
FMC Corporation	1	114
Freeport-McMoRan Inc.	12	327
International Flavors & Fragrances Inc.	2	196
International Paper Company	3	96
Legacy Vulcan Corp.	1	175
Linde Public Limited Company	4	1,113
LyondellBasell Industries N.V. - Class A	2	164
Martin Marietta Materials, Inc.	1	167
MOS Holdings Inc.	3	137
Newmont Corporation	7	276
Nucor Corporation	2	233
Packaging Corporation of America	1	87
PPG Industries, Inc.	2	217
Sealed Air Corporation	1	57
The Sherwin-Williams Company	2	401
WestRock Company	2	62
		6,270
Total Common Stocks (cost $245,556)		249,641
INVESTMENT COMPANIES 0.8%
iShares Core S&P 500 ETF	6	1,992
Total Investment Companies (cost $2,247)		1,992
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 2.68% (c) (e)	2,599	2,599
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (c) (e)	8	8
Total Short Term Investments (cost $2,607)		2,607
Total Investments 99.9% (cost $250,410)		254,240
Other Derivative Instruments(0.0)%		(42)
Other Assets and Liabilities, Net 0.1%		377
Total Net Assets 100.0%		254,575

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of September 30, 2022.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	330	25	12	6	—	(111)	232	0.1

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	280	294	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	16	December 2022	3,227	(42)	(346)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	249,641	—	—	249,641
Investment Companies	1,992	—	—	1,992
Short Term Investments	2,607	—	—	2,607
	254,240	—	—	254,240
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(346)	—	—	(346)
	(346)	—	—	(346)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 91.8%
United States of America 54.1%
Adobe Inc. (a)	1	153
Aflac Inc.	4	222
American Water Works Company, Inc.	1	145
Apple Inc.	2	272
Aptiv PLC (a)	1	109
Becton, Dickinson and Company	1	252
Bio-Rad Laboratories, Inc. - Class A (a)	—	186
Bruker Corporation	3	146
Calix, Inc. (a)	3	198
Danaher Corporation	1	327
Deere & Company	1	318
Dell Technologies Inc. - Class C	4	129
Hexcel Corporation	3	173
Intuit Inc.	—	158
Lumentum Holdings Inc. (a)	4	279
Microsoft Corporation	1	289
MSCI Inc. - Class A	1	280
NextEra Energy, Inc.	4	292
Nike, Inc. - Class B	2	177
Owens Corning	2	166
Steris Limited	1	225
SVB Financial Group (a)	1	179
Tetra Tech, Inc.	2	236
TopBuild Corp. (a)	1	113
Trex Company, Inc. (a)	3	119
Visa Inc. - Class A	1	247
Waste Management, Inc.	2	368
West Pharmaceutical Services, Inc.	1	182
Xylem Inc.	2	161
		6,101
Netherlands 6.2%
ASML Holding N.V.	1	217
Koninklijke DSM N.V.	1	166
Koninklijke Philips N.V.	7	105
NXP Semiconductors N.V.	1	204
		692
Germany 3.9%
Deutsche Borse Aktiengesellschaft - Class N	1	207
Gerresheimer AG	2	77
Infineon Technologies AG - Class N	7	150
		434
Switzerland 3.4%
Alcon AG	3	154
Partners Group Holding AG	—	232
		386
Japan 3.0%
Keyence Corporation	—	132
SMC Corporation	1	201
		333
Singapore 2.9%
Flex Ltd. (a)	19	323
Denmark 2.7%
Chr. Hansen Holding A/S	3	137
Orsted A/S (b)	2	167
		304
Ireland 2.5%
Accenture Public Limited Company - Class A	1	173
Icon Public Limited Company (a)	1	112
		285
United Kingdom 2.4%
Abcam PLC (a)	9	136
London Stock Exchange Group PLC	2	132
		268
India 2.1%
HDFC Bank Limited - ADR	4	241
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	213
France 1.8%
Dassault Systemes	6	203
Norway 1.7%
TOMRA Systems ASA	11	195
Austria 1.7%
Erste Group Bank AG	9	192
Hong Kong 1.5%
AIA Group Limited	21	173
Total Common Stocks (cost $12,291)		10,343
SHORT TERM INVESTMENTS 8.9%
Investment Companies 8.9%
JNL Government Money Market Fund, 2.68% (c) (d)	1,007	1,007
Total Short Term Investments (cost $1,007)		1,007
Total Investments 100.7% (cost $13,298)		11,350
Other Derivative Instruments(0.7)%		(74)
Other Assets and Liabilities, Net (0.0)%		(3)
Total Net Assets 100.0%		11,273

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/AB Sustainable Global Thematic Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orsted A/S	08/08/22	238	167	1.5

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	10/20/22	AUD	305	195	(16)
BRL/USD	MSC	10/04/22	BRL	261	48	(3)
BRL/USD	CIT	11/03/22	BRL	261	48	—
CAD/USD	BOA	10/27/22	CAD	495	358	(26)
CHF/USD	BOA	12/07/22	CHF	31	32	—
CNY/USD	BOA	10/20/22	CNY	2,908	410	(1)
GBP/USD	BOA	11/17/22	GBP	119	133	(7)
JPY/USD	BOA	12/02/22	JPY	41,631	290	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BOA	12/02/22	JPY	3,995	28	—
KRW/USD	BOA	10/27/22	KRW	33,359	23	(2)
KRW/USD	CIT	10/27/22	KRW	160,911	113	(10)
SEK/USD	BOA	12/01/22	SEK	754	68	(1)
USD/BRL	CIT	10/04/22	BRL	(261)	(48)	—
USD/CAD	BOA	10/27/22	CAD	(25)	(18)	1
USD/CHF	BOA	12/07/22	CHF	(128)	(131)	1
USD/CNY	MSC	10/20/22	CNY	(153)	(22)	—
USD/EUR	MSC	12/08/22	EUR	(771)	(759)	(14)
USD/GBP	BOA	11/17/22	GBP	(75)	(84)	2
USD/HKD	BOA	01/12/23	HKD	(658)	(84)	—
USD/JPY	BOA	12/02/22	JPY	(10,075)	(70)	—
USD/NOK	BOA	12/01/22	NOK	(1,353)	(124)	7
					406	(74)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	7,367	2,976	—	10,343
Short Term Investments	1,007	—	—	1,007
	8,374	2,976	—	11,350
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	11	—	11
	—	11	—	11
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(85)	—	(85)
	—	(85)	—	(85)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.9%
Health Care 22.7%
Abbott Laboratories	43	4,201
AbbVie Inc.	28	3,782
Agilent Technologies, Inc.	9	1,057
Amgen Inc.	22	5,055
Becton, Dickinson and Company	4	899
Bio-Rad Laboratories, Inc. - Class A (a)	1	209
Bio-Techne Corporation	2	653
Bristol-Myers Squibb Company	8	564
Centene Corporation (a)	4	316
Charles River Laboratories International, Inc. (a)	2	422
Chemed Corporation	6	2,523
CVS Health Corporation	19	1,830
Danaher Corporation	16	4,245
Elevance Health, Inc.	8	3,792
Eli Lilly and Company	8	2,668
Gilead Sciences, Inc.	3	170
Hologic, Inc. (a)	6	417
Humana Inc.	3	1,601
IDEXX Laboratories, Inc. (a)	3	890
Illumina, Inc. (a)	1	106
IQVIA Holdings Inc (a)	9	1,703
Johnson & Johnson	31	4,985
McKesson Corporation	15	4,985
Medtronic, Inc.	26	2,086
Merck & Co., Inc.	62	5,319
Mettler-Toledo International Inc. (a)	1	988
Pfizer Inc.	15	675
Qiagen N.V. (a)	13	533
Quest Diagnostics Incorporated	2	293
Regeneron Pharmaceuticals, Inc. (a)	5	3,388
ResMed Inc.	2	484
Seagen Inc. (a)	14	1,893
Stryker Corporation	2	312
Thermo Fisher Scientific Inc.	9	4,657
United Therapeutics Corporation (a)	5	1,119
UnitedHealth Group Incorporated	11	5,480
Veeva Systems Inc. - Class A (a)	1	217
Vertex Pharmaceuticals Incorporated (a)	8	2,335
Viatris Inc.	48	408
Waters Corporation (a)	1	172
West Pharmaceutical Services, Inc.	1	155
Zoetis Inc. - Class A	17	2,561
		80,148
Consumer Staples 19.1%
Altria Group, Inc.	15	606
Archer-Daniels-Midland Company	10	803
Campbell Soup Company	5	251
Church & Dwight Co., Inc.	17	1,219
Colgate-Palmolive Company	62	4,371
Constellation Brands, Inc. - Class A	4	990
Costco Wholesale Corporation	11	5,031
Flowers Foods, Inc.	60	1,488
General Mills, Inc.	16	1,241
Hormel Foods Corporation	104	4,730
Kellogg Company	16	1,136
Kimberly-Clark Corporation	1	158
McCormick & Company, Incorporated	7	485
Mondelez International, Inc. - Class A	82	4,504
Monster Beverage 1990 Corporation (a)	47	4,065
PepsiCo, Inc.	32	5,156
Philip Morris International Inc.	55	4,533
The Clorox Company	17	2,162
The Coca-Cola Company	85	4,736
The Estee Lauder Companies Inc. - Class A	3	687
The Hershey Company	24	5,350
The J. M. Smucker Company	3	408
The Kroger Co.	68	2,996
The Procter & Gamble Company	40	4,992
Tyson Foods, Inc. - Class A	3	173
Walmart Inc.	39	5,075
		67,346
Industrials 13.0%
3M Company	21	2,273
Air Lease Corporation - Class A	12	363
AMETEK, Inc.	1	154
C.H. Robinson Worldwide, Inc.	4	409
Caterpillar Inc.	14	2,320
Cintas Corporation	2	738
Clarivate PLC (a)	20	190
Copart, Inc. (a)	13	1,374
Cummins Inc.	10	2,084
Deere & Company	4	1,469
Eaton Corporation Public Limited Company	1	107
Emerson Electric Co.	4	328
Expeditors International of Washington, Inc.	38	3,375
FedEx Corporation	3	484
FTI Consulting, Inc. (a)	18	2,956
Honeywell International Inc.	4	605
Illinois Tool Works Inc.	5	994
J. B. Hunt Transport Services, Inc.	9	1,399
Landstar System, Inc.	4	646
Lockheed Martin Corporation	11	4,428
MasTec, Inc. (a)	31	1,957
Old Dominion Freight Line, Inc.	4	935
Republic Services, Inc.	41	5,511
Robert Half International Inc.	9	702
Union Pacific Corporation	12	2,268
United Parcel Service, Inc. - Class B	14	2,328
Waste Management, Inc.	34	5,426
		45,823
Financials 9.6%
Aflac Inc.	9	520
American International Group, Inc.	18	866
Aon Global Limited - Class A	4	1,086
Arch Capital Group Ltd. (a)	6	274
Assurant, Inc.	2	297
Bank of America Corporation	9	262
BlackRock, Inc.	6	3,296
Chubb Limited	10	1,854
Cincinnati Financial Corporation	16	1,432
Citizens Financial Group, Inc.	16	555
CME Group Inc. - Class A	13	2,253
Commerce Bancshares, Inc.	2	108
Erie Indemnity Company - Class A	5	1,155
Everest Re Group, Ltd.	7	1,812
First Citizens BancShares, Inc. - Class A	1	1,167
First Republic Bank	2	322
Intercontinental Exchange, Inc.	2	139
JPMorgan Chase & Co.	28	2,958
Loews Corporation	3	170
M&T Bank Corporation	2	396
MarketAxess Holdings Inc.	1	289
Marsh & Mclennan Companies, Inc.	1	185
MetLife, Inc.	18	1,088
Prosperity Bancshares, Inc.	2	116
Prudential Financial, Inc.	7	641
Reinsurance Group of America, Incorporated	1	177
RenaissanceRe Holdings Ltd	2	251
SVB Financial Group (a)	2	597
T. Rowe Price Group, Inc.	18	1,880
The Allstate Corporation	10	1,237
The Charles Schwab Corporation	20	1,428
The Hartford Financial Services Group, Inc.	8	524
The PNC Financial Services Group, Inc.	1	151
The Progressive Corporation	16	1,896
The Travelers Companies, Inc.	13	2,037
Unum Group	6	251
W. R. Berkley Corporation	6	370
		34,040
Information Technology 7.9%
Accenture Public Limited Company - Class A	11	2,737
Adobe Inc. (a)	9	2,461
Automatic Data Processing, Inc.	5	1,104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Avnet, Inc.	3	96
Broadcom Inc.	3	1,193
Cirrus Logic, Inc. (a)	2	121
Cisco Systems, Inc.	37	1,461
Dolby Laboratories, Inc. - Class A	2	123
EPAM Systems, Inc. (a)	—	121
Hewlett Packard Enterprise Company	39	465
Intel Corporation	13	325
International Business Machines Corporation	15	1,753
KLA Corporation	2	703
MasterCard Incorporated - Class A	8	2,162
Microsoft Corporation	8	1,841
NetApp, Inc.	12	716
NortonLifelock Inc.	54	1,085
Oracle Corporation	16	952
Synopsys, Inc. (a)	2	520
Teledyne Technologies Incorporated (a)	1	324
Texas Instruments Incorporated	23	3,534
Visa Inc. - Class A	23	4,080
		27,877
Materials 5.8%
Air Products and Chemicals, Inc.	7	1,566
Ashland Global Holdings Inc.	2	170
CF Industries Holdings, Inc.	23	2,210
Corteva, Inc.	12	705
Ecolab Inc.	25	3,576
Freeport-McMoRan Inc.	19	527
International Paper Company	11	340
Linde Public Limited Company	3	830
LyondellBasell Industries N.V. - Class A	7	508
MOS Holdings Inc.	21	991
Newmont Corporation	34	1,424
Olin Corporation	14	588
Packaging Corporation of America	4	412
PPG Industries, Inc.	1	96
Reliance Steel & Aluminum Co.	9	1,514
Royal Gold, Inc.	33	3,124
The Sherwin-Williams Company	8	1,582
WestRock Company	8	235
		20,398
Utilities 5.2%
Alliant Energy Corporation	9	476
Ameren Corporation	2	193
American Electric Power Company, Inc.	3	231
American Water Works Company, Inc.	13	1,743
Consolidated Edison, Inc.	6	488
Dominion Energy, Inc.	19	1,292
DTE Energy Company	2	190
Duke Energy Corporation	31	2,911
Eversource Energy	20	1,569
Exelon Corporation	4	152
NextEra Energy, Inc.	36	2,801
PPL Corporation	20	512
Public Service Enterprise Group Incorporated	23	1,299
The Southern Company	25	1,727
WEC Energy Group Inc. (b)	19	1,681
Xcel Energy Inc.	17	1,092
		18,357
Communication Services 5.1%
Alphabet Inc. - Class A (a)	40	3,788
Charter Communications, Inc. - Class A (a)	4	1,288
Electronic Arts Inc.	9	1,046
Madison Square Garden Entertainment Corp. - Class A (a)	1	100
Meta Platforms, Inc. - Class A (a)	13	1,713
The New York Times Company - Class A	8	234
T-Mobile US, Inc. (a)	38	5,133
Verizon Communications Inc.	106	4,013
World Wrestling Entertainment, Inc. - Class A	9	665
		17,980
Energy 3.7%
ConocoPhillips	21	2,198
EOG Resources, Inc.	41	4,572
Hess Corporation	7	780
HF Sinclair Corporation	5	292
Marathon Oil Corporation	32	715
Marathon Petroleum Corporation	31	3,074
Phillips 66	9	721
Valero Energy Corporation	8	804
		13,156
Consumer Discretionary 3.3%
Amazon.com, Inc. (a)	8	868
AutoZone, Inc. (a)	—	949
Dollar General Corporation	3	800
Garmin Ltd.	19	1,510
Nike, Inc. - Class B	3	260
O'Reilly Automotive, Inc. (a)	—	214
Target Corporation	20	2,989
The Home Depot, Inc.	16	4,285
		11,875
Real Estate 0.5%
Life Storage Inc.	1	109
Public Storage	6	1,793
		1,902
Total Common Stocks (cost $372,538)		338,902
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund, 2.68% (c) (d)	13,216	13,216
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	19	19
Total Short Term Investments (cost $13,235)		13,235
Total Investments 99.7% (cost $385,773)		352,137
Other Derivative Instruments(0.1)%		(179)
Other Assets and Liabilities, Net 0.4%		1,284
Total Net Assets 100.0%		353,242

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	68	December 2022	13,679	(179)	(1,434)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	338,902	—	—	338,902
Short Term Investments	13,235	—	—	13,235
	352,137	—	—	352,137
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,434)	—	—	(1,434)
	(1,434)	—	—	(1,434)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 97.4%
China 17.6%
Alibaba Group Holding Limited (a) (b)	1,465	14,687
Baidu, Inc. - Class A - ADR (a)	56	6,633
Full Truck Alliance Co. Ltd. - Class A - ADR (a) (c)	353	2,310
Meituan - Class B (a) (b)	1,396	29,519
NIO, Inc. - Class A - ADR (a)	868	13,691
Pinduoduo Inc. - ADR (a)	73	4,581
Ping An Insurance (Group) Co of China Ltd - Class H	1,766	8,688
Tencent Holdings Limited	821	27,788
Wuxi Biologics Cayman Inc (a) (b)	1,110	6,676
		114,573
Netherlands 16.8%
Adyen B.V. (a) (b)	24	29,831
argenx SE (a)	67	23,845
ASML Holding N.V.	103	43,099
Exor Nederland N.V.	188	12,067
		108,842
United States of America 13.4%
Elastic N.V. (a)	83	5,927
Illumina, Inc. (a)	65	12,477
Moderna, Inc. (a)	185	21,932
Spotify Technology S.A. (a)	265	22,856
Tesla Inc. (a)	90	23,958
		87,150
Japan 6.6%
M3, Inc.	652	18,227
Nidec Corporation	308	17,288
SBI Holdings, Inc.	118	2,124
SMC Corporation	12	4,870
		42,509
France 6.5%
Kering	61	26,817
L'Oreal	49	15,587
		42,404
Argentina 6.2%
MercadoLibre S.R.L (a)	49	40,335
Denmark 5.8%
Ambu A/S - Class B	368	3,199
Genmab A/S (a)	71	22,956
Novozymes A/S - Class B	63	3,154
Vestas Wind Systems A/S	466	8,605
		37,914
Germany 3.8%
Delivery Hero SE (a) (b)	270	9,840
Hellofresh SE (a)	290	6,073
home24 SE (a)	73	208
Jumia Technologies AG - ADR (a)	202	1,173
MorphoSys AG (a)	23	452
Zalando SE (a) (b)	357	6,991
		24,737
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Company Limited	1,536	20,407
Italy 3.1%
Ferrari N.V.	108	20,050
Sweden 3.0%
Atlas Copco Aktiebolag - Class A	1,328	12,387
Kinnevik AB - Class B (a)	427	5,622
Oatly Group AB (Publ) - ADR (a) (c)	629	1,653
		19,662
United Kingdom 1.7%
Ocado Group PLC (a)	1,317	6,834
Wise PLC - Class A (a)	539	3,941
		10,775
Belgium 1.5%
Umicore	335	9,821
India 1.4%
Housing Development Finance Corporation Limited	335	9,332
Israel 1.4%
Wix.Com Ltd. (a)	117	9,179
Hong Kong 1.2%
AIA Group Limited	483	4,022
Hong Kong Exchanges and Clearing Limited	115	3,901
		7,923
Australia 1.2%
WiseTech Global Limited	241	7,903
South Korea 1.0%
Coupang, Inc. - Class A (a)	383	6,387
Brazil 0.8%
NU Holdings Ltd. - Class A (a)	1,239	5,453
Switzerland 0.7%
Temenos AG - Class N	65	4,383
Singapore 0.5%
Sea Limited - Class A - ADR (a)	56	3,153
Total Common Stocks (cost $1,214,655)		632,892
PREFERRED STOCKS 1.5%
Germany 1.5%
Sartorius Aktiengesellschaft	28	9,973
Total Preferred Stocks (cost $16,067)		9,973
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	2,878	2,878
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (d) (e)	1,635	1,635
Total Short Term Investments (cost $4,513)		4,513
Total Investments 99.6% (cost $1,235,235)		647,378
Other Assets and Liabilities, Net 0.4%		2,507
Total Net Assets 100.0%		649,885

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	57,343	29,831	4.6
Alibaba Group Holding Limited	04/13/21	44,225	14,687	2.3
Delivery Hero SE	04/13/21	34,461	9,840	1.5
Meituan - Class B	04/13/21	48,376	29,519	4.5
Wuxi Biologics Cayman Inc	06/15/21	16,061	6,676	1.0
Zalando SE	04/13/21	37,713	6,991	1.1
		238,179	97,544	15.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Baillie Gifford International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BBH	10/05/22	HKD	(2,454)	(313)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	193,765	439,127	—	632,892
Preferred Stocks	9,973	—	—	9,973
Short Term Investments	4,513	—	—	4,513
	208,251	439,127	—	647,378
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 98.9%
Information Technology 32.3%
Affirm Holdings, Inc. - Class A (a) (b)	37	694
Appian Corporation - Class A (a)	23	942
Cloudflare, Inc. - Class A (a)	33	1,846
Datadog, Inc. - Class A (a)	16	1,395
HashiCorp, Inc. - Class A (a)	26	851
NVIDIA Corporation	14	1,718
Shopify Inc. - Class A (a)	114	3,071
Snowflake Inc. - Class A (a)	10	1,729
The Trade Desk, Inc. - Class A (a)	93	5,553
Twilio Inc. - Class A (a)	23	1,565
Workday, Inc. - Class A (a)	11	1,735
Zoom Video Communications, Inc. - Class A (a)	16	1,154
		22,253
Consumer Discretionary 24.7%
Amazon.com, Inc. (a)	37	4,210
Carvana Co. - Class A (a)	13	262
Chegg, Inc. (a)	48	1,013
Chewy, Inc. - Class A (a)	41	1,243
Coursera, Inc. (a)	58	629
Doordash, Inc. - Class A (a)	16	786
Duolingo, Inc. - Class A (a)	9	859
Peloton Interactive, Inc. - Class A (a) (b)	18	124
Rivian Automotive, Inc. - Class A (a) (b)	18	604
Sweetgreen, Inc. - Class A (a) (b)	14	259
Tesla Inc. (a)	23	6,171
Wayfair Inc. - Class A (a) (b)	25	827
		16,987
Health Care 21.2%
10X Genomics, Inc. - Class A (a)	16	460
ABIOMED, Inc. (a)	8	1,960
Alnylam Pharmaceuticals, Inc. (a)	11	2,272
Denali Therapeutics Inc. (a)	39	1,205
Illumina, Inc. (a)	7	1,364
Moderna, Inc. (a)	32	3,827
Novocure Limited (a)	21	1,571
Penumbra, Inc. (a)	7	1,272
Recursion Pharmaceuticals, Inc. - Class A (a)	38	401
Sana Biotechnology, Inc. (a) (b)	27	162
Teladoc Health, Inc. (a)	4	100
		14,594
Communication Services 7.9%
Netflix, Inc. (a)	9	1,987
Pinterest, Inc. - Class A (a)	33	775
Roblox Corporation - Class A (a)	31	1,108
Roku Inc. - Class A (a)	18	1,018
Snap Inc. - Class A (a)	60	584
		5,472
Industrials 6.9%
CoStar Group, Inc. (a)	38	2,624
Watsco, Inc.	8	2,125
		4,749
Financials 4.5%
First Republic Bank	12	1,566
Lemonade, Inc. (a)	24	509
MarketAxess Holdings Inc.	5	1,021
		3,096
Materials 1.0%
Ginkgo Bioworks Holdings, Inc. - Class A (a)	213	663
Real Estate 0.4%
Redfin Corporation (a) (b)	50	290
Total Common Stocks (cost $143,595)		68,104
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	1,071	1,071
Investment Companies 0.6%
JNL Government Money Market Fund, 2.68% (c) (d)	393	393
Total Short Term Investments (cost $1,464)		1,464
Total Investments 101.0% (cost $145,059)		69,568
Other Assets and Liabilities, Net (1.0)%		(716)
Total Net Assets 100.0%		68,852

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	68,104	—	—	68,104
Short Term Investments	1,464	—	—	1,464
	69,568	—	—	69,568

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 47.9%
Information Technology 9.6%
AAC Technologies Holdings Inc. (a) (b)	21	32
Adobe Inc. (a)	5	1,370
Adyen B.V. (a) (c)	4	5,547
Akamai Technologies, Inc. (a)	2	174
AlphaWave IP Group PLC (a)	325	497
Altair Engineering Inc. - Class A (a)	30	1,312
ANSYS, Inc. (a)	8	1,816
Apple Inc. (d) (e)	327	45,246
Applied Materials, Inc.	70	5,705
ASM Pacific Technology Limited	46	282
ASML Holding N.V.	31	13,193
Atlassian Corporation PLC - Class A (a)	2	460
Atos (a) (b)	22	173
Bicycle Club Joint Venture, L.P. - Class A	230	570
BYD Electronic (International) Company Limited	5	11
Cadence Design Systems, Inc. (a)	22	3,543
CDW Corp.	4	658
Cisco Systems, Inc.	15	618
CrowdStrike Holdings, Inc. - Class A (a) (e)	32	5,299
Datadog, Inc. - Class A (a)	38	3,412
Dell Technologies Inc. - Class C	5	164
Dynatrace, Inc. (a)	151	5,271
F5, Inc. (a)	34	4,912
Fortinet, Inc. (a)	76	3,721
Fujitsu Limited	2	209
Gartner, Inc. (a)	1	403
Glodon Company Limited - Class A	80	512
HCL Technologies Limited	19	212
Hewlett Packard Enterprise Company	13	151
Hexagon Aktiebolag - Class B	125	1,166
HP, Inc.	7	173
Hundsun Technologies Inc. - Class A	158	754
Infineon Technologies AG - Class N	67	1,470
Informatica Inc. - Class A (a) (b)	79	1,588
Intuit Inc.	12	4,500
Juniper Networks, Inc.	8	197
Keyence Corporation	7	2,188
Lam Research Corporation	—	151
Lenovo Group Limited	480	331
LG Display Co., Ltd.	12	103
Lookout, Inc. (c) (f)	21	167
Lookout, Inc. (c) (f)	284	2,282
MasterCard Incorporated - Class A	67	19,135
MediaTek Inc.	13	226
Micron Technology, Inc.	110	5,520
Microsoft Corporation (e)	206	48,005
Ming Yuan Cloud Group Holdings Limited (b) (c)	141	83
Mirion Technologies (US), Inc. - Class A (a) (b)	42	313
MongoDB, Inc. - Class A (a)	3	634
Nan Ya P.C.B. Service Company	34	201
NetApp, Inc.	5	336
Nice Ltd - ADR (a) (b)	43	8,039
NVIDIA Corporation	42	5,057
Oracle Corporation Japan	5	249
Palo Alto Networks, Inc. (a) (e)	22	3,598
Paycom Software, Inc. (a)	1	375
Salesforce, Inc. (a) (e)	65	9,348
Samsung Electronics Co Ltd	7	274
Samsung SDI Co., Ltd.	8	2,887
SAP SE	193	15,760
Seagate Technology Holdings Public Limited Company	7	387
ServiceNow, Inc. (a)	16	6,087
SG Micro Corp. - Class A	14	269
Snowflake Inc. - Class A (a)	3	439
Splunk Inc. (a)	8	582
STMicroelectronics N.V.	41	1,277
Taiwan Semiconductor Manufacturing Company Limited	768	10,203
TE Connectivity Ltd. (c)	65	7,142
Telefonaktiebolaget LM Ericsson - Class B (b)	60	352
Temenos AG - Class N	4	273
Toast, Inc. - Class A (a)	37	622
Twilio Inc. - Class A (a)	1	83
Unimicron Technology Corp.	150	554
Venustech Group Inc. - Class A	166	472
VeriSign, Inc. (a)	17	2,888
Visa Inc. - Class A	7	1,206
Workday, Inc. - Class A (a)	5	765
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A (a)	116	362
Zebra Technologies Corporation - Class A (a)	1	187
Zscaler, Inc. (a)	18	2,975
ZTE Corporation - Class H	70	126
		277,834
Health Care 6.7%
Abbott Laboratories	165	15,939
AbbVie Inc.	94	12,679
Agilent Technologies, Inc.	3	348
Aier Eye Hospital Group Co., Ltd - Class A	102	409
Alcon AG	8	442
Align Technology, Inc. (a)	3	629
Amgen Inc.	3	611
Amoy Diagnostics Co., Ltd. - Class A	150	486
Astellas Pharma Inc.	28	375
AstraZeneca PLC - ADR	21	1,132
AstraZeneca PLC	97	10,669
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	20	396
Boston Scientific Corporation (a) (e)	286	11,088
Centene Corporation (a)	9	691
Cigna Corporation	6	1,709
CSL Limited	2	307
CSPC Pharmaceutical Group Limited	126	126
DaVita Inc. (a)	5	451
DexCom, Inc. (a) (e)	62	4,958
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	62
Edwards Lifesciences Corporation (a)	57	4,692
Elevance Health, Inc.	2	1,083
Eli Lilly and Company	14	4,531
Fresenius Medical Care AG & Co. KGaA	7	188
Fresenius SE & Co. KGaA	11	244
Gilead Sciences, Inc.	13	792
Grand Round, Inc. (c) (f)	644	992
GSK PLC	26	380
Hangzhou Tigermed Consulting Co., Ltd - Class H (c)	39	314
Hikma Pharmaceuticals Public Limited Company	7	106
Hoya Corporation	63	6,004
Humana Inc.	50	24,199
Hygeia Healthcare Holdings Co., Limited (a) (b) (c)	77	431
Intuitive Surgical, Inc. (a)	38	7,193
Jiangsu Hengrui Medicine Co., Ltd. - Class A	115	568
Jinxin Fertility Group Limited (c)	691	338
Johnson & Johnson	78	12,719
Koninklijke Philips N.V.	7	109
Kyowa Kirin Co., Ltd.	10	234
Laboratory Corporation of America Holdings	1	160
Lonza Group AG	5	2,499
Masimo Corporation (a)	10	1,392
Merck & Co., Inc. (e)	131	11,263
Mettler-Toledo International Inc. (a)	—	447
Microport Cardioflow Medtech Corporation (a) (b) (c)	1,980	553
Molina Healthcare, Inc. (a)	2	543
NMC Health PLC (f)	162	—
Novartis AG - Class N	7	526
Novo Nordisk A/S - Class B	31	3,120
Pharmaron Beijing Co., Ltd. - Class H (c)	37	177
Quest Diagnostics Incorporated	4	497
ResMed Inc.	14	3,095
Seagen Inc. (a)	37	5,106
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	69	167
Shionogi & Co., Ltd.	5	242

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Smith & Nephew PLC	7	80
Sonova Holding AG	2	355
Sysmex Corporation	1	69
Terumo Corporation	11	315
Thermo Fisher Scientific Inc.	22	11,068
UnitedHealth Group Incorporated (e)	44	22,340
WuXi AppTec Co., Ltd. - Class A	38	385
Wuxi Biologics Cayman Inc (a) (c)	75	451
Zoetis Inc. - Class A	12	1,780
		195,254
Consumer Discretionary 6.6%
Adidas AG - Class N	2	198
Advance Auto Parts, Inc.	2	380
Airbnb, Inc. - Class A (a)	1	121
Alibaba Group Holding Limited (a) (c)	488	4,894
Amazon.com, Inc. (a) (e)	271	30,659
ANTA Sports Products Limited	11	112
Aptiv PLC (a)	52	4,057
AutoZone, Inc. (a)	—	486
Booking Holdings Inc. (a)	2	2,626
Burberry Group PLC	16	319
BYD Company Limited - Class A	106	3,752
BYD Company Limited - Class H	18	428
Capri Holdings Limited (a)	75	2,902
China Tourism Group Duty Free Corporation Limited - Class A	14	399
Chipotle Mexican Grill, Inc. (a)	1	1,450
Compagnie Financiere Richemont SA	19	1,781
Compass Group PLC	439	8,743
D.R. Horton, Inc.	99	6,668
Domino's Pizza, Inc.	11	3,319
Dongfeng Motor Corporation - Class H	232	124
Dr. Martens PLC	47	116
eBay Inc.	12	435
EssilorLuxottica	44	5,904
Evolution AB (publ) (c)	4	351
Expedia Group, Inc. (a)	6	581
Ferrari N.V.	11	2,030
Fila Holdings Corp.	3	73
Floor & Decor Holdings, Inc. - Class A (a)	14	1,011
General Motors Company	113	3,615
Genius Sports Limited (a)	136	501
Genuine Parts Company	1	111
Great Wall Motor Company Limited - Class H	349	401
Gree Electric Appliances, Inc. of Zhuhai - Class A	96	437
H & M Hennes & Mauritz AB - Class B (b)	22	205
Haidilao International Holding Ltd. (a) (c)	237	461
Haier Smart Home Co., Ltd - Class H	17	51
Hangzhou Robam Appliances Co., Ltd. - Class A	128	412
Hermes International	3	3,534
Hilton Worldwide Holdings Inc.	57	6,898
Honda Motor Co., Ltd. (b)	12	255
Industria de Diseno Textil, S.A.	16	336
Jawbone Inc. (c) (f)	98	—
JD Health International Inc. (a) (c)	189	1,078
JD.com, Inc. - Class A	27	687
Kering	1	431
KIA Corporation	4	213
Kingfisher PLC	92	225
La Francaise Des Jeux (g)	14	427
Li Auto Inc. - ADR (a)	84	1,943
LKQ Corporation	4	166
Lowe`s Companies, Inc.	16	2,966
Lululemon Athletica Canada Inc. (a)	1	193
LVMH Moet Hennessy Louis Vuitton (e)	29	17,155
Mazda Motor Corporation	38	250
McDonald's Corporation	54	12,459
Meituan - Class B (a) (c)	41	871
MercadoLibre S.R.L (a)	—	327
Mercedes-Benz Group AG - Class N	215	10,853
MGM Resorts International	12	354
Nike, Inc. - Class B	16	1,322
Pandora A/S	4	188
Peloton Interactive, Inc. - Class A (a)	100	690
Ryohin Keikaku Co., Ltd.	29	240
Samsonite International S.A. (a) (c)	46	111
Sands China Ltd. (a)	30	76
Sega Sammy Holdings Inc.	22	305
Shanghai Jin Jiang International Hotel Co., Ltd. - Class A	50	406
Shenzhou International Group Holdings Limited	14	105
Starbucks Corporation	81	6,840
Tapestry, Inc.	10	286
Tesla Inc. (a) (e)	21	5,521
The Home Depot, Inc.	36	9,885
The TJX Companies, Inc.	128	7,971
Toll Brothers, Inc.	8	324
Toyota Motor Corporation	18	232
Tractor Supply Company	26	4,783
UNIZO Holdings Company, Limited (b)	19	291
Yum China Holdings, Inc.	8	403
Zhongsheng Group Holdings Limited	19	75
ZOZO, Inc.	20	405
		192,193
Financials 4.8%
Admiral Group PLC	7	140
Agricultural Bank of China Limited - Class H	1,473	441
AIA Group Limited	752	6,268
ALTC Acquisition Corp. - Class A (a)	97	946
American Express Company	3	396
Australia and New Zealand Banking Group Limited	12	174
Bank of America Corporation	395	11,917
Bank of China Limited - Class H	266	87
Berkshire Hathaway Inc. - Class B (a)	1	168
BNP Paribas	97	4,058
Canadian Imperial Bank of Commerce (b)	9	384
China Construction Bank Corporation - Class H	1,057	609
China Life Insurance Company Limited - Class H	56	72
China Merchants Bank Co., Ltd. - Class H	44	206
China Pacific Insurance (Group) Co., Ltd. - Class H	58	106
Chubb Limited	8	1,383
CME Group Inc. - Class A	10	1,699
COMMERZBANK Aktiengesellschaft (a)	195	1,376
Deutsche Borse Aktiengesellschaft - Class N	2	309
Finecobank Banca Fineco SPA	15	185
Hana Financial Group Inc.	24	602
Hedosophia European Growth (a)	120	1,160
Industrial and Commercial Bank of China Limited - Class H	1,411	660
ING Groep N.V.	1,487	12,766
Intercontinental Exchange, Inc.	8	764
Intesa Sanpaolo SPA	2,325	3,844
Japan Post Bank Co., Ltd.	45	312
JPMorgan Chase & Co.	3	308
KB Financial Group Inc.	6	171
KBC Groep	10	494
Legal & General Group PLC	69	165
Liberty Media Acquisition Corporation (a)	224	2,231
Lloyds Banking Group PLC	26,930	12,286
Marsh & Mclennan Companies, Inc.	134	19,933
Moody's Corporation	—	96
Morgan Stanley	112	8,829
Mr. Cooper Group Inc. (a)	17	675
National Bank of Canada	2	148
NatWest Group PLC	141	352
NU Holdings Ltd. - Class A (a)	95	418
PICC Property and Casualty Company Limited - Class H	54	56
Ping An Insurance (Group) Co of China Ltd - Class H	45	219
QBE Insurance Group Limited	49	363
Raymond James Financial, Inc.	79	7,855
S&P Global Inc.	8	2,578
Samsung Fire & Marine Insurance Company	1	134
Societe Generale	71	1,398
Starwood Property Trust, Inc.	30	553
Swedbank AB - Class A	68	897
Synchrony Financial	12	348
The Charles Schwab Corporation	243	17,466
The PNC Financial Services Group, Inc.	3	440

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Travelers Companies, Inc.	3	535
U.S. Bancorp	28	1,117
UniCredit S.p.A.	14	139
Wells Fargo & Company	186	7,463
Willis Towers Watson Public Limited Company	3	543
		139,242
Industrials 4.6%
A.P. Moller - Maersk A/S - Class B	—	122
ABB Ltd - Class N	12	313
AGC Inc.	1	43
Aktiebolaget Volvo - Class B	560	7,940
Allegion Public Limited Company	16	1,451
Atlas Copco Aktiebolag - Class A	133	1,242
BayCurrent Consulting , Inc.	2	389
Canadian National Railway Company	7	733
Cintas Corporation	1	207
Compagnie De Saint-Gobain	167	5,983
Contemporary Amperex Technology Co., Limited - Class A	84	4,709
Copart, Inc. (a)	3	344
COSCO SHIPPING Holdings Co., Ltd. - Class H (b)	172	200
CSX Corporation	4	97
Deere & Company	21	7,048
Delta Air Lines, Inc. (a)	14	398
DSV A/S	10	1,116
East Japan Railway Company	5	274
Embraer S.A. (a)	92	199
Emerson Electric Co.	5	349
Epiroc Aktiebolag - Class A	83	1,195
Evergreen Marine Corp. (Taiwan) Ltd.	—	2
Experian PLC	14	414
FANUC Corporation	69	9,681
FedEx Corporation	2	248
Fortive Corporation	220	12,852
Generac Holdings Inc. (a)	3	514
General Dynamics Corporation	3	582
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	8	167
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (a)	377	755
Hino Motors, Ltd. (a)	66	271
Husqvarna Aktiebolag - Class B	15	83
Kingspan Group Public Limited Company	12	532
Kone Corporation - Class B	5	187
LG Energy Solution Ltd. (a)	20	5,866
Lockheed Martin Corporation	1	350
Masco Corporation	18	829
Mitsubishi Electric Corporation	33	300
Norfolk Southern Corporation	3	600
Northrop Grumman Corporation	31	14,465
Orient Overseas (International) Limited (b)	19	323
Otis Worldwide Corporation	37	2,345
Recruit Holdings Co., Ltd.	39	1,104
Sarcos Technology And Robotics Corporation (a) (b)	8	17
Schneider Electric SE (a)	3	370
Siemens Aktiengesellschaft - Class N	147	14,311
SITC International Holdings Company Limited	157	288
Southwest Airlines Co. (a)	7	208
Spirax-Sarco Engineering PLC	16	1,796
TBEA Co., Ltd. - Class A	39	120
The Boeing Company (a)	3	307
Trane Technologies Public Limited Company	2	264
TransDigm Group Incorporated (a)	2	1,181
United Parcel Service, Inc. - Class B	77	12,408
United Rentals, Inc. (a)	5	1,343
Univar Solutions Inc. (a)	11	256
VAT Group AG (c)	—	97
Verisk Analytics, Inc.	14	2,370
Vertiv Holdings Co - Class A	478	4,642
Wartsila Oyj Abp (b)	38	242
Waste Connections, Inc.	5	653
WillScot Mobile Mini Holdings Corp. - Class A (a)	28	1,140
Wolters Kluwer N.V. - Class C	2	226
XPO Logistics, Inc. (a)	74	3,277
Yamato Holdings Co., Ltd. (b)	12	185
		132,523
Energy 3.8%
Apa Corp.	9	307
Baker Hughes Company - Class A	19	394
BP P.L.C. - ADR	9	257
BP P.L.C.	128	614
California Resources Corporation	58	2,245
Chesapeake Energy Corporation	11	1,033
China Petroleum & Chemical Corporation - Class H	1,158	497
ConocoPhillips (d) (e)	252	25,782
Devon Energy Corporation	24	1,417
Enbridge Inc.	554	20,543
Energy Transfer LP	79	868
EQT Corporation (e)	252	10,284
Excelerate Energy, Inc. - Class A	26	609
Exxon Mobil Corporation (e)	71	6,219
Green Plains Inc. (a)	23	671
Halliburton Company	41	1,002
Imperial Oil Limited	8	334
Indian Oil Corporation Limited	92	76
Inpex Corporation	30	280
Kinder Morgan, Inc.	19	313
Koninklijke Vopak N.V.	2	40
ONEOK, Inc.	16	826
Pembina Pipeline Corporation	6	167
PetroChina Company Limited - Class H	666	274
Phillips 66	3	225
Pioneer Natural Resources Company	14	3,119
Polski Koncern Naftowy Orlen Spolka Akcyjna	11	121
Schlumberger Limited	31	1,128
Shell PLC - Class A	288	7,211
Shell PLC - Class A - ADR (e)	114	5,651
Suncor Energy Inc.	10	275
TC Energy Corporation (b)	50	2,026
TotalEnergies SE	38	1,767
Valero Energy Corporation (e)	138	14,711
Woodside Energy Group Ltd	19	391
		111,677
Communication Services 3.7%
Activision Blizzard, Inc.	15	1,133
Alphabet Inc. - Class A (a)	1	99
Alphabet Inc. - Class C (a) (e)	358	34,428
Auto Trader Group PLC	183	1,040
Baidu, Inc. - Class A (a) (c)	10	150
Capcom Co., Ltd.	—	3
Cellnex Telecom, S.A. (c)	278	8,594
Charter Communications, Inc. - Class A (a)	17	5,123
Comcast Corporation - Class A	216	6,350
CyberAgent, Inc. (b)	8	67
Deutsche Telekom AG - Class N	663	11,296
Kingsoft Corp Ltd	173	460
Liberty Media Corporation - Series A (a) (b)	124	4,736
Liberty Media Corporation - Series C (a)	172	6,492
Lions Gate Entertainment Corp. - Class A (a)	85	629
Live Nation Entertainment, Inc. (a)	5	358
Lumen Technologies Inc.	17	122
Meta Platforms, Inc. - Class A (a)	3	424
NetEase, Inc.	13	199
SK Telecom Co., Ltd.	11	382
Telefonica Deutschland Holding AG	115	232
Telia Company AB	88	254
Tencent Holdings Limited	229	7,738
The Walt Disney Company (a)	81	7,594
Vantage Towers AG	333	8,606
Verizon Communications Inc.	12	455
		106,964
Materials 3.6%
Air Products and Chemicals, Inc.	54	12,667
Albemarle Corporation	25	6,578
Alcoa Corporation (e)	56	1,891
Anglo American Platinum	1	96
Anglo American PLC	88	2,641
Arkema	37	2,699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Ball Corporation	9	427
Barrick Gold Corporation	9	137
BASF SE - Class N	7	253
BHP Group Limited	28	699
BHP Group Limited (e)	100	2,503
CF Industries Holdings, Inc.	138	13,272
China Hongqiao Group Limited (b)	45	37
China National Building Material Co., Ltd. - Class H	52	40
Chr. Hansen Holding A/S	2	91
Corteva, Inc.	16	943
Crown Holdings, Inc.	3	260
Diversey Holdings, Ltd. (a)	309	1,502
Dow Inc.	8	370
Element Solutions Inc.	28	458
FMC Corporation	6	600
Freeport-McMoRan Inc.	328	8,973
Ganfeng Lithium Co., Ltd. - Class H (b) (c)	222	1,471
Glencore PLC	1,895	9,975
International Flavors & Fragrances Inc.	64	5,850
Kumba Iron Ore Ltd (c)	13	281
Legacy Vulcan Corp.	66	10,409
LG Chem, Ltd.	6	2,068
Linde Public Limited Company	8	2,245
LyondellBasell Industries N.V. - Class A	63	4,721
MOS Holdings Inc.	10	476
Norsk Hydro ASA	187	1,003
Nutrien Ltd.	16	1,374
Packaging Corporation of America	1	163
Quintis Limited (c) (f)	3,771	—
Rio Tinto PLC (e)	37	1,987
Sika AG	1	151
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	10	891
South32 Limited	610	1,419
Suzano S.A.	12	102
Symrise AG	13	1,313
Tianqi Lithium Corporation - Class A (a)	15	211
Vale S.A. (a)	25	333
Vedanta Limited	79	258
Yara International ASA	6	216
Zijin Mining Group Co., Ltd. - Class A	62	69
Zijin Mining Group Co., Ltd. - Class H	198	193
		104,316
Consumer Staples 2.6%
Altria Group, Inc.	24	949
Amorepacific Corporation	25	1,789
Anhui Gujing Distillery Company Limited - Class B	2	32
Archer-Daniels-Midland Company	174	13,977
Brown-Forman Corporation - Class B	8	507
Bunge Limited	85	6,992
Carrefour	13	181
China Feihe Limited (c)	63	44
China Mengniu Dairy Company Limited	38	150
Coca-Cola HBC AG	19	389
Costco Wholesale Corporation (e)	27	12,546
Dali Foods Group Company Limited (c)	63	27
Danone	76	3,557
Darling Ingredients Inc. (a)	8	555
Endeavour Group Limited	89	394
Fomento Economico Mexicano, S.A. B. De C.V.	113	707
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	60	700
George Weston Limited	2	196
Heineken N.V.	3	242
Jiugui Liquor Co., Ltd. - Class A	9	158
Kao Corporation	2	94
Kobayashi Pharmaceutical Co., Ltd.	2	117
Koninklijke Ahold Delhaize N.V.	37	947
Kose Corporation	29	2,935
Kweichow Moutai Co., Ltd. - Class A	3	738
L'Oreal	4	1,152
Morinaga Milk Industry Co., Ltd.	6	162
Nestle S.A. - Class N	22	2,333
Nongfu Spring Co., Ltd. - Class H (c)	59	342
PepsiCo, Inc.	14	2,319
Philip Morris International Inc.	4	370
Remy Cointreau	1	167
Sendas Distribuidora S/A	88	285
The Kroger Co.	6	244
The Procter & Gamble Company	1	157
Tingyi (Cayman Islands) Holding Corp.	22	38
Treasury Wine Estates Limited	36	286
Unilever PLC	282	12,432
Walgreens Boots Alliance, Inc.	8	243
Walmart Inc.	51	6,579
Want Want China Holdings Limited	120	78
WH Group Limited (c)	197	124
Woolworths Group Limited	5	111
Yifeng Pharmacy Chain Co., Ltd. - Class A	31	218
		76,563
Utilities 1.3%
AGL Energy Limited	111	480
China Gas Holdings Limited	16	20
China Resources Gas Group Limited	41	130
China Resources Power Holdings Company Limited	28	43
Endesa, S.A.	8	127
Enel S.p.A	102	418
Engie	13	156
ENGIE Brasil Energia S.A.	33	234
ENN energy Holdings Limited	4	55
Eversource Energy	8	647
Fortum Oyj	41	553
Iberdrola, Sociedad Anonima	14	127
National Grid PLC	10	106
NextEra Energy, Inc. (d)	176	13,791
Origin Energy Limited	18	60
Public Service Enterprise Group Incorporated	6	364
Sempra Energy	130	19,457
Uniper SE	35	134
		36,902
Real Estate 0.6%
American Tower Corporation	70	15,095
China Resources Land Limited	22	86
Country Garden Services Holdings Company Limited	214	312
Crown Castle Inc.	4	529
Equinix, Inc.	1	445
Essex Property Trust, Inc.	2	441
Extra Space Storage Inc.	1	121
Goodman Funding Pty Ltd	21	216
Healthpeak Properties, Inc.	8	183
Park Hotels & Resorts Inc.	21	232
ProLogis Inc.	5	468
SBA Communications Corporation	3	837
Unibail-Rodamco-Westfield SE (a)	2	69
		19,034
Total Common Stocks (cost $1,550,127)		1,392,502
GOVERNMENT AND AGENCY OBLIGATIONS 13.8%
U.S. Treasury Inflation Indexed Securities 5.2%
Treasury, United States Department of
0.63%, 01/15/24 (h)	67,011	65,409
0.50%, 04/15/24 (h)	81,137	78,779
0.13%, 04/15/27 (h)	8,163	7,524
		151,712
U.S. Treasury Note 4.6%
Treasury, United States Department of
1.38%, 09/30/23	29,630	28,787
3.25%, 08/31/24	82,063	80,576
1.88%, 02/15/32 (d)	10,299	8,728
2.88%, 05/15/32 (d)	16,611	15,365
		133,456
U.S. Treasury Bond 1.4%
Treasury, United States Department of
1.75%, 08/15/41 (d)	7,659	5,235
2.38%, 02/15/42	4,860	3,722
3.25%, 05/15/42 (d)	11,674	10,355
2.25%, 02/15/52 (d)	23,752	17,242
3.00%, 08/15/52	5,435	4,692
		41,246

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Sovereign 1.3%
Estado Espanol
3.45%, 07/30/66, EUR	3,843	3,522
Government of Canada
0.25%, 03/01/26, CAD	22,169	14,360
Ministerio da Fazenda
0.00%, 07/01/24, BRL (i)	90,281	13,728
Presidencia De La Nacion
1.00%, 07/09/29	573	112
0.50%, 07/09/30 (j)	5,456	1,098
1.50%, 07/09/35 (j)	6,725	1,227
3.88%, 01/09/38 (j)	2,278	458
Republik Osterreich
2.10%, 09/20/17, EUR (g)	2,413	1,788
		36,293
Mortgage-Backed Securities 1.1%
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/52 - 11/15/52 (k)	33,015	31,387
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 5.38%, (SOFR 30-Day Average + 3.10%), 10/25/41 (l)	617	556
Series 2022-1B1-R01, REMIC, 5.43%, (SOFR 30-Day Average + 3.15%), 12/26/41 (l)	284	246
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 5.68%, (SOFR 30-Day Average + 3.40%), 01/25/32 (l)	331	285
Series 2021-B1-HQA1, REMIC, 5.28%, (SOFR 30-Day Average + 3.00%), 08/25/33 (l)	644	502
Series 2021-B1-DNA2, REMIC, 5.68%, (SOFR 30-Day Average + 3.40%), 08/25/33 (l)	372	332
Series 2021-B2-HQA1, REMIC, 7.28%, (SOFR 30-Day Average + 5.00%), 08/25/33 (l)	289	224
Series 2021-B1-DNA3, REMIC, 5.78%, (SOFR 30-Day Average + 3.50%), 10/25/33 (l)	858	772
Series 2021-B1-DNA7, REMIC, 5.93%, (SOFR 30-Day Average + 3.65%), 11/25/41 (l)	1,040	913
		3,830
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (l)	9,302	368
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (l)	1,350	98
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (l)	5,628	490
Interest Only, Series X1-K109, REMIC, 1.70%, 04/25/30 (l)	2,392	216
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (l)	1,392	135
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (l)	1,216	101
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (l)	7,753	476
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.87%, 09/25/30 (l)	278	264
		2,148
Total Government And Agency Obligations (cost $436,152)		400,072
CORPORATE BONDS AND NOTES 8.1%
Financials 2.4%
AIG Global Funding
0.65%, 06/17/24 (g)	488	453
American Express Company
2.50%, 07/30/24	638	611
2.25%, 03/04/25	27	25
3.95%, 08/01/25	656	636
American International Group, Inc.
3.90%, 04/01/26 (b)	489	467
Aon Corporation
4.50%, 12/15/28	711	674
2.90%, 08/23/51	664	414
Banco Santander, S.A.
3.13%, 10/06/26, GBP (c)	700	691
Bank of America Corporation
1.84%, 02/04/25	635	604
3.46%, 03/15/25	40	39
3.84%, 04/25/25	1,624	1,580
2.46%, 10/22/25	97	91
1.53%, 12/06/25	60	55
3.37%, 01/23/26	235	222
3.38%, 04/02/26	976	922
3.50%, 04/19/26	31	29
4.83%, 07/22/26	795	776
1.66%, 03/11/27	29	25
4.18%, 11/25/27	969	898
3.82%, 01/20/28	67	62
3.71%, 04/24/28	29	26
2.97%, 07/21/52	216	132
Bank of Montreal
4.25%, 09/14/24 (m)	892	878
0.95%, 01/22/27	727	631
Barclays PLC
2.38%, 10/06/23, GBP (c)	200	223
3.00%, 05/08/26, GBP (c)	200	191
3.25%, 02/12/27, GBP (c)	200	187
Blackstone Inc.
3.15%, 10/02/27 (g)	511	461
BNP Paribas
3.38%, 01/23/26, GBP (c)	200	198
1.88%, 12/14/27, GBP (c) (m)	200	173
Capital One Financial Corporation
3.90%, 01/29/24	946	932
Caterpillar Financial Services Corporation
0.60%, 09/13/24 (b)	632	585
Citigroup Inc.
3.35%, 04/24/25	162	156
0.98%, 05/01/25	123	114
4.14%, 05/24/25	310	303
3.29%, 03/17/26	1,275	1,203
3.40%, 05/01/26	11	10
5.61%, 09/29/26	647	643
1.75%, 10/23/26, GBP	300	274
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (c)	200	178
Deutsche Bank Aktiengesellschaft
2.63%, 12/16/24, GBP (c)	200	201
4.00%, 06/24/26, GBP (c) (m)	200	201
Fifth Third Bancorp
4.06%, 04/25/28	576	540
Freedom Mortgage Corporation
8.13%, 11/15/24 (g)	805	700
8.25%, 04/15/25 (g)	771	639
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (g)	820	620
7.75%, 11/01/25, GBP (g)	1,394	1,209
HSBC Holdings PLC
0.73%, 08/17/24	1,000	955
0.98%, 05/24/25	293	269
1.75%, 07/24/27, GBP (m)	200	180
Huntington Bancshares Incorporated
4.44%, 08/04/28	1,229	1,159
ING Groep N.V.
4.63%, 01/06/26 (g)	58	56
3.00%, 02/18/26, GBP (c)	200	197
3.87%, 03/28/26 (m)	170	162
1.40%, 07/01/26 (g)	26	23
Intercontinental Exchange, Inc.
4.00%, 09/15/27	651	617
3.00%, 09/15/60	216	130
JPMorgan Chase & Co.
0.97%, 06/23/25	1,458	1,347
1.56%, 12/10/25	149	137
2.08%, 04/22/26	1,328	1,210
4.08%, 04/26/26	1,021	981
0.99%, 04/28/26, GBP (c)	500	482
4.32%, 04/26/28	1,074	1,010
3.54%, 05/01/28	234	211
4.85%, 07/25/28	929	891

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Kane Bidco Limited
5.00%, 02/15/27, EUR	1,039	855
6.50%, 02/15/27, GBP	1,247	1,188
KBC Groep
1.25%, 09/21/27, GBP (c) (m)	200	179
Lloyds Bank PLC
3.50%, 05/14/25	63	60
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (c)	400	411
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	742	732
3.75%, 03/14/26	563	542
5.88%, 08/01/33	615	624
MetLife, Inc.
4.37%, 09/15/23	663	660
3.60%, 11/13/25	603	580
Metropolitan Life Global Funding I
1.88%, 01/11/27 (g)	13	11
3.00%, 09/19/27 (g)	512	460
1.55%, 01/07/31 (g)	664	500
Moody's Corporation
2.55%, 08/18/60	53	29
3.10%, 11/29/61	163	99
Morgan Stanley
3.62%, 04/17/25	1,336	1,297
0.79%, 05/30/25	317	292
4.68%, 07/17/26	360	350
3.13%, 07/27/26	1,158	1,067
1.51%, 07/20/27	31	26
4.21%, 04/20/28	1,286	1,203
National Australia Bank Limited
3.38%, 01/14/26	24	23
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	139	119
5.50%, 08/15/28 (g)	746	587
5.13%, 12/15/30 (g)	649	470
NatWest Group PLC
2.88%, 09/19/26, GBP (m)	200	196
3.13%, 03/28/27, GBP (c)	200	193
New York Life Global Funding
2.88%, 04/10/24 (g)	446	433
Northern Trust Corporation
4.00%, 05/10/27 (b)	679	657
PACCAR Financial Corp.
4.95%, 10/03/25	528	530
PNC Bank, National Association
3.25%, 06/01/25	882	845
4.20%, 11/01/25	51	50
Principal Life Global Funding II
0.75%, 04/12/24 (g)	20	19
1.25%, 08/16/26 (g)	18	15
Prudential Financial, Inc.
5.63%, 06/15/43	851	836
Regions Financial Corporation
2.25%, 05/18/25	37	34
Royal Bank of Canada
0.65%, 07/29/24 (b) (m)	27	25
0.75%, 10/07/24 (m)	71	65
1.20%, 04/27/26 (m)	13	11
3.63%, 05/04/27 (m)	664	618
4.24%, 08/03/27 (m)	963	920
S&P Global Inc.
2.45%, 03/01/27 (g)	683	613
2.30%, 08/15/60	332	176
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (c)	200	198
Societe Generale
1.88%, 10/03/24, GBP (c)	200	203
Suntrust Bank
3.30%, 05/15/26	112	104
Swedbank AB
1.38%, 12/08/27, GBP (c) (m)	200	178
The Bank of New York Mellon Corporation
2.10%, 10/24/24 (b)	616	584
4.41%, 07/24/26	1,182	1,156
3.85%, 04/26/29	1,790	1,633
The Charles Schwab Corporation
4.20%, 03/24/25	26	26
3.45%, 02/13/26	50	48
The Goldman Sachs Group, Inc.
3.00%, 03/15/24	1,508	1,465
3.50%, 04/01/25	924	884
0.86%, 02/12/26	37	33
1.09%, 12/09/26	1,076	929
7.25%, 04/10/28, GBP	200	226
The PNC Financial Services Group, Inc.
3.50%, 01/23/24	332	327
The Toronto-Dominion Bank
2.35%, 03/08/24 (m)	1,088	1,049
4.29%, 09/13/24 (m)	742	731
2.80%, 03/10/27 (m)	28	25
2.88%, 04/05/27, GBP (c) (m)	200	190
Toyota Motor Credit Corporation
1.80%, 02/13/25	81	76
3.05%, 03/22/27	48	44
Truist Bank
3.80%, 10/30/26	129	121
Truist Financial Corporation
4.26%, 07/28/26	656	638
1.27%, 03/02/27	530	461
U.S. Bancorp
3.10%, 04/27/26	41	38
2.22%, 01/27/28	360	317
3.90%, 04/26/28	689	650
4.55%, 07/22/28	1,672	1,616
UBS Group AG
1.01%, 07/30/24 (g) (m)	1,153	1,110
4.49%, 05/12/26 (g)	470	453
4.70%, 08/05/27 (g) (m)	385	365
USB Capital IX
3.53%, (3 Month USD LIBOR + 1.02%), (100, 11/14/22) (l) (n)	594	447
Wells Fargo & Company
2.16%, 02/11/26	785	723
4.54%, 08/15/26	1,875	1,814
3.53%, 03/24/28	995	903
		69,264
Health Care 1.1%
AbbVie Inc.
2.60%, 11/21/24	1,242	1,183
3.80%, 03/15/25	965	934
3.60%, 05/14/25	2,301	2,210
3.20%, 05/14/26	32	30
2.95%, 11/21/26	1,321	1,208
Aetna Inc.
3.50%, 11/15/24	99	96
Amgen Inc.
1.90%, 02/21/25	26	24
3.13%, 05/01/25	152	146
5.50%, 12/07/26, GBP (c)	200	217
3.00%, 01/15/52	858	541
2.77%, 09/01/53	216	128
AstraZeneca PLC
2.13%, 08/06/50	666	385
Becton, Dickinson and Company
3.36%, 06/06/24	660	642
3.70%, 06/06/27	1,954	1,819
Bio City Development Company B.V.
0.00%, 07/06/24 (a) (f) (g) (i) (m) (o)	600	56
Bristol-Myers Squibb Company
3.63%, 05/15/24	926	911
3.20%, 06/15/26	917	868
3.25%, 02/27/27	52	49
2.55%, 11/13/50	313	194
Cigna Corporation
1.25%, 03/15/26	42	37
CVS Health Corporation
3.88%, 07/20/25	453	439
2.88%, 06/01/26	1,003	929
1.30%, 08/21/27	905	754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.30%, 03/25/28	787	744
5.05%, 03/25/48	960	847
Elevance Health, Inc.
2.38%, 01/15/25	19	18
3.65%, 12/01/27	1,132	1,052
3.13%, 05/15/50	811	541
Eli Lilly and Company
2.25%, 05/15/50	216	134
Gilead Sciences, Inc.
0.75%, 09/29/23	755	725
3.70%, 04/01/24	756	744
3.65%, 03/01/26	332	316
2.80%, 10/01/50	867	535
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	663	644
GlaxoSmithKline Capital PLC
3.00%, 06/01/24	1,063	1,035
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (g)	247	239
HCA Inc.
5.00%, 03/15/24	66	65
5.38%, 02/01/25	889	879
5.25%, 04/15/25	936	916
5.88%, 02/15/26	919	907
3.50%, 07/15/51	216	135
Humana Inc.
0.65%, 08/03/23	1,069	1,033
1.35%, 02/03/27	17	14
Johnson & Johnson
2.25%, 09/01/50	216	133
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	1,590	1,394
Merck & Co., Inc.
2.75%, 02/10/25	255	244
2.45%, 06/24/50	216	133
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	563	452
Novartis Capital Corporation
3.00%, 11/20/25	23	22
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,286	1,263
3.20%, 09/23/26	2,460	2,271
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23	291	288
5.00%, 11/26/28	422	409
3.18%, 07/09/50	531	354
Tenet Healthcare Corporation
6.13%, 06/15/30 (g)	729	671
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	15	14
UnitedHealth Group Incorporated
3.10%, 03/15/26	67	63
2.90%, 05/15/50	216	142
		33,176
Consumer Discretionary 0.9%
Affinity Gaming
6.88%, 12/15/27 (g)	285	232
Amazon.com, Inc.
2.50%, 06/03/50	430	268
2.70%, 06/03/60	216	128
Aptiv PLC
3.10%, 12/01/51	939	527
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (b) (g)	240	163
CDI Escrow Issuer Inc
5.75%, 04/01/30 (g)	474	415
Churchill Downs Incorporated
5.50%, 04/01/27 (g)	17	16
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (g)	540	407
Daimler Finance North America LLC
0.75%, 03/01/24 (g)	622	586
2.13%, 03/10/25 (g)	666	620
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	3,919	3,263
Discovery Communications, LLC
3.80%, 03/13/24	478	468
Dollar General Corporation
4.25%, 09/20/24 (b)	321	317
3.88%, 04/15/27	795	752
Douglas GmbH
6.00%, 04/08/26, EUR (g)	1,490	1,108
eBay Inc.
1.90%, 03/11/25 (b)	310	288
Expedia Group, Inc.
2.95%, 03/15/31 (b) (p)	59	46
Ford Motor Company
6.10%, 08/19/32 (b)	1,319	1,163
Full House Resorts, Inc.
8.25%, 02/15/28 (g)	62	56
General Motors Company
4.88%, 10/02/23	574	571
General Motors Financial Company, Inc.
2.90%, 02/26/25	991	929
5.25%, 03/01/26	1,084	1,056
2.70%, 08/20/27	1,298	1,099
Kirk Beauty SUN GmbH
9.00%, 10/01/26, EUR (g) (q)	1,407	856
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	293	218
Lowe`s Companies, Inc.
4.00%, 04/15/25	20	20
4.40%, 09/08/25	348	343
3.35%, 04/01/27	515	478
1.70%, 09/15/28	729	594
3.00%, 10/15/50	216	132
4.25%, 04/01/52	1,103	840
Magallanes, Inc.
3.43%, 03/15/24 (g)	342	331
3.64%, 03/15/25 (g)	295	279
McDonald's Corporation
3.30%, 07/01/25	35	34
MGM Resorts International
5.50%, 04/15/27	93	83
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (g)	250	230
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (g)	395	429
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	735	704
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,120
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,201
The Home Depot, Inc.
2.38%, 03/15/51	877	516
2.75%, 09/15/51	824	524
The New Home Company Inc.
7.25%, 10/15/25 (g)	336	273
Univision Communications Inc.
7.38%, 06/30/30 (g)	385	366
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (c)	100	101
4.25%, 10/09/25, GBP (c)	100	103
Wheel Bidco Limited
6.75%, 07/15/26, GBP (g)	628	542
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	432	404
5.25%, 05/15/27 (g)	93	82
		25,281
Communication Services 0.8%
Alphabet Inc.
2.25%, 08/15/60	219	124
AT&T Inc.
1.70%, 03/25/26	917	815
2.90%, 12/04/26, GBP	400	386
5.50%, 03/15/27, GBP (c)	200	212

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Avaya Inc.
6.13%, 09/15/28 (b) (g)	97	48
Charter Communications Operating, LLC
4.91%, 07/23/25	1,954	1,907
4.20%, 03/15/28	154	139
3.85%, 04/01/61	216	127
Comcast Corporation
3.95%, 10/15/25	85	83
3.55%, 05/01/28	1,792	1,645
2.45%, 08/15/52 (b)	216	124
2.65%, 08/15/62	153	83
Connect Finco SARL
6.75%, 10/01/26 (g)	1,185	1,036
Cox Communications, Inc.
3.85%, 02/01/25 (g)	796	766
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,047	1,049
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	925	830
5.00%, 05/01/28 (g)	841	721
6.75%, 05/01/29 (b) (g)	1,544	1,274
Frontier Florida LLC
6.86%, 02/01/28	14	13
Frontier North Inc.
6.73%, 02/15/28	300	271
GCI, LLC
4.75%, 10/15/28 (g)	204	170
Informa Jersey Limited
3.13%, 07/05/26, GBP (c) (p)	200	192
Level 3 Financing, Inc.
4.25%, 07/01/28 (g)	163	127
Lumen Technologies Inc.
5.13%, 12/15/26 (g)	959	828
Meta Platforms, Inc.
3.50%, 08/15/27 (g)	494	462
NTT Finance Corporation
4.14%, 07/26/24 (g)	589	581
Omnicom Group Inc.
3.65%, 11/01/24	306	297
Paramount Global
6.38%, 03/30/62	200	173
Playtika Holding Corp.
4.25%, 03/15/29 (g)	328	262
Rogers Communications Inc.
2.95%, 03/15/25 (g)	1,170	1,114
Sky Limited
3.75%, 09/16/24 (g)	241	235
Sprint Corporation
7.88%, 09/15/23	1,153	1,169
7.13%, 06/15/24	168	171
Telefonica Emisiones, S.A.U.
5.29%, 12/09/22, GBP (c)	50	56
5.38%, 02/02/26, GBP (c)	400	426
The Walt Disney Company
2.20%, 01/13/28	704	614
2.75%, 09/01/49	216	137
T-Mobile USA, Inc.
3.50%, 04/15/25	1,845	1,764
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	32	31
Verizon Communications Inc.
4.07%, 06/18/24, GBP	100	108
2.63%, 08/15/26	675	614
1.13%, 11/03/28, GBP	200	164
2.88%, 11/20/50	129	79
2.99%, 10/30/56	1,543	916
Vodafone Group Public Limited Company
4.13%, 05/30/25	294	287
		22,630
Information Technology 0.7%
Apple Inc.
2.40%, 08/20/50	216	135
Broadcom Corporation
3.88%, 01/15/27	1,145	1,055
Broadcom Inc.
3.15%, 11/15/25	824	774
Change Healthcare Finance, Inc.
5.75%, 03/01/25 (g)	250	249
Cisco Systems, Inc.
2.50%, 09/20/26	14	13
Dell International L.L.C.
6.02%, 06/15/26 (p)	768	770
3.45%, 12/15/51 (g)	216	124
Fidelity National Information Services, Inc.
1.15%, 03/01/26	21	18
Fiserv, Inc.
3.20%, 07/01/26	221	204
Global Payments Inc.
2.65%, 02/15/25	102	95
4.95%, 08/15/27	142	135
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (g)	1,146	1,207
Intel Corporation
3.40%, 03/25/25 (b)	251	244
3.10%, 02/15/60	41	25
International Business Machines Corporation
3.30%, 05/15/26	977	921
4.15%, 07/27/27	947	910
2.95%, 05/15/50	216	136
Lam Research Corporation
3.75%, 03/15/26	113	109
Logan Merger Sub, Inc.
5.50%, 09/01/27 (g)	630	387
Microsoft Corporation
2.70%, 02/12/25	1,217	1,169
2.53%, 06/01/50	1,590	1,047
2.68%, 06/01/60	216	137
NortonLifelock Inc.
6.75%, 09/30/27 (g)	816	786
7.13%, 09/30/30 (g)	270	260
NXP B.V.
5.35%, 03/01/26	183	180
3.25%, 11/30/51	216	130
Oracle Corporation
2.40%, 09/15/23	747	730
3.40%, 07/08/24	166	161
2.50%, 04/01/25	1,033	964
3.60%, 04/01/50	216	135
3.95%, 03/25/51	760	505
Salesforce, Inc.
0.63%, 07/15/24	1,096	1,022
2.90%, 07/15/51	216	142
TIBCO Software Inc.
6.50%, 03/31/29 (b) (g)	2,024	1,710
Visa Inc.
2.00%, 08/15/50	577	330
VMware, Inc.
1.80%, 08/15/28	1,315	1,042
Western Digital Corporation
4.75%, 02/15/26	412	381
Workday, Inc.
3.50%, 04/01/27 (b)	1,304	1,209
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	1,176	1,058
5.50%, 08/15/28 (b) (g)	695	557
		21,166
Consumer Staples 0.6%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,118	1,075
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (c)	200	209
APCOA Parking Holdings GmbH
5.00%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (l)	1,441	1,292
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	1,987	1,708
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	2,650	1,793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Boparan Finance PLC
7.63%, 11/30/25, GBP (c)	1,842	1,333
Cargill, Incorporated
3.50%, 04/22/25 (g)	538	520
Castor S.P.A.
6.00%, 02/15/29, EUR (g)	430	368
6.25%, (3 Month EURIBOR + 5.25%), 02/15/29, EUR (g) (l)	1,370	1,223
China Milk Products Group Limited
0.00%, 01/05/12 (a) (f) (i) (m) (o)	100	—
Conagra Brands, Inc.
4.30%, 05/01/24	49	48
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (g)	1,135	1,071
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (g)	1,663	1,509
Keurig Dr Pepper Inc.
0.75%, 03/15/24	467	440
Kraft Heinz Foods Company
3.00%, 06/01/26	1,331	1,227
4.13%, 07/01/27, GBP (c)	100	99
4.38%, 06/01/46	939	735
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (g)	471	461
1.25%, 09/24/26 (g)	20	17
PepsiCo, Inc.
2.38%, 10/06/26 (b)	46	42
Picard Bondco
5.38%, 07/01/27, EUR (g)	1,280	937
REI Agro Limited
0.00%, 11/13/14 (a) (c) (m) (o)	628	6
0.00%, 11/13/14 (a) (g) (m) (o)	185	2
Safeway Inc.
3.50%, 03/15/29 (g)	1,594	1,287
Verisure Holding AB
3.88%, 07/15/26, EUR (c)	334	280
9.25%, 10/15/27, EUR (g)	680	675
Verisure Midholding AB
5.25%, 02/15/29, EUR (c)	238	172
		18,529
Materials 0.6%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (f) (g) (q)	506	506
0.00%, 10/01/28 (f) (g) (j) (q)	7,017	7,017
Cheever Escrow Issuer, LLC
7.13%, 10/01/27 (g)	414	373
First Quantum Minerals Ltd
6.88%, 03/01/26 (g)	400	369
6.88%, 10/15/27 (g)	663	597
Georgia-Pacific LLC
3.60%, 03/01/25 (g)	23	22
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,856	1,146
KME SE
6.75%, 02/01/23, EUR (c)	608	578
LYB International Finance II B.V.
3.50%, 03/02/27	1,810	1,655
LyondellBasell Industries N.V.
5.75%, 04/15/24	117	118
PPG Industries, Inc.
1.20%, 03/15/26	282	246
Steel Dynamics, Inc.
2.40%, 06/15/25	1,141	1,055
5.00%, 12/15/26	68	67
The Sherwin-Williams Company
4.05%, 08/08/24	1,037	1,020
4.25%, 08/08/25	467	456
2.90%, 03/15/52	669	403
WestRock Company
3.75%, 03/15/25	364	350
		15,978
Industrials 0.3%
Allegiant Travel Company
7.25%, 08/15/27 (g)	372	351
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (g)	253	240
3.25%, 09/01/28 (g)	261	213
Berry Plastics Escrow Corporation
4.88%, 07/15/26 (g)	62	58
Canadian Pacific Railway Limited
4.00%, 06/01/28 (b)	956	898
Covanta Holding Corporation
4.88%, 12/01/29 (g)	285	230
CSX Corporation
2.50%, 05/15/51	216	130
Deere & Company
2.75%, 04/15/25	141	135
GATX Corporation
3.50%, 03/15/28	19	17
L3Harris Technologies, Inc.
3.85%, 12/15/26	1,956	1,850
Norfolk Southern Corporation
3.00%, 03/15/32	361	302
Parker-Hannifin Corporation
4.25%, 09/15/27	475	452
Pitney Bowes Inc.
6.88%, 03/15/27 (g)	1,189	735
7.25%, 03/15/29 (b) (g)	970	580
Rollins Road Acquisition Company
0.50%, 12/01/28 (g) (m)	115	85
Ryder System, Inc.
2.50%, 09/01/24	48	46
Thomson Reuters Corporation
3.35%, 05/15/26	15	14
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (g)	956	735
TransDigm Inc.
6.25%, 03/15/26 (g)	636	617
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	352	318
Vertiv Group Corporation
4.13%, 11/15/28 (g)	400	322
Waste Management, Inc.
0.75%, 11/15/25	208	184
3.15%, 11/15/27	657	602
WRKCo Inc.
4.65%, 03/15/26	243	237
		9,351
Real Estate 0.3%
American Tower Corporation
3.38%, 05/15/24	1,252	1,218
4.40%, 02/15/26	499	480
3.10%, 06/15/50	216	135
Boston Properties Limited Partnership
2.75%, 10/01/26	679	610
Crown Castle Inc.
3.70%, 06/15/26	826	773
Duke Realty Limited Partnership
2.25%, 01/15/32	216	168
Equinix, Inc.
1.25%, 07/15/25	1,130	1,010
1.45%, 05/15/26	717	621
3.00%, 07/15/50	108	67
Service Properties Trust
4.50%, 06/15/23	446	435
4.35%, 10/01/24	311	274
4.50%, 03/15/25 (b)	398	335
7.50%, 09/15/25	757	708
Simon Property Group, L.P.
3.38%, 10/01/24	28	27
Ventas Realty, Limited Partnership
3.50%, 02/01/25	763	730
Welltower OP LLC
4.50%, 01/15/24	773	767
2.70%, 02/15/27	679	606
		8,964

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Energy 0.2%
BG Energy Capital PLC
5.13%, 12/01/25, GBP (c)	400	430
California Resources Corporation
7.13%, 02/01/26 (g)	125	118
Centennial Resource Production, LLC
5.38%, 01/15/26 (g)	50	46
Cheniere Energy, Inc.
4.63%, 10/15/28	525	482
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	1,390	1,310
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	443	436
Kinetik Holdings LP
5.88%, 06/15/30 (g)	312	286
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,464
Tap Rock Resources, LLC
7.00%, 10/01/26 (g)	1,575	1,441
Total Capital International
1.66%, 07/22/26, GBP (c)	200	191
		6,204
Utilities 0.2%
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24	1,084	1,053
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	29	30
Pacific Gas And Electric Company
4.50%, 07/01/40	537	392
San Diego Gas & Electric Company
3.60%, 09/01/23	369	364
Talen Energy Supply, LLC
0.00%, 05/15/27 (a) (g) (o)	500	514
0.00%, 06/01/28 (a) (g) (o)	572	590
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,615	1,512
		4,455
Total Corporate Bonds And Notes (cost $263,872)		234,998
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.2%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (l)	665	581
Accesslex Institute
Series 2007-A3-A, 3.30%, (3 Month USD LIBOR + 0.30%), 05/25/36 (l)	326	312
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 4.14%, (1 Month USD LIBOR + 1.20%), 02/18/26 (l)	963	946
AGL CLO 5 Ltd
Series 2020-A2R-5A, 4.11%, (3 Month USD LIBOR + 1.40%), 07/20/34 (l)	250	237
Series 2020-BR-5A, 4.41%, (3 Month USD LIBOR + 1.70%), 07/20/34 (l)	267	249
AGL Static CLO 18 Ltd
Series 2022-B-18A, 3.12%, (3 Month Term SOFR + 2.00%), 04/21/31 (l)	498	476
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (j)	3,650	3,142
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (j)	502	387
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (j)	203	152
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (j)	332	241
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 5.92%, (1 Month USD LIBOR + 3.10%), 04/15/26 (l)	817	756
Apidos CLO XV
Series 2013-A1RR-15A, 3.72%, (3 Month USD LIBOR + 1.01%), 04/21/31 (l)	275	269
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	165
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 4.17%, (1 Month USD LIBOR + 1.35%), 11/17/36 (l)	105	103
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 4.70%, (1 Month Term SOFR + 1.85%), 05/15/37 (l)	1,285	1,268
Ares LV CLO Ltd
Series 2020-BR-55A, 4.21%, (3 Month USD LIBOR + 1.70%), 07/17/34 (l)	424	398
Bain Capital Credit
Series 2017-BR-1A, 4.21%, (3 Month USD LIBOR + 1.50%), 07/20/30 (l)	350	330
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 4.44%, (3 Month USD LIBOR + 1.70%), 07/19/34 (l)	300	279
Bamll Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (l)	130	115
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 4.48%, (SOFR 30-Day Average + 2.20%), 01/19/37 (l)	1,179	1,164
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	278
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	100
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 4.33%, (3 Month USD LIBOR + 1.55%), 01/25/35 (l)	250	232
Battalion CLO XX Ltd.
Series 2021-A-20A, 3.69%, (3 Month USD LIBOR + 1.18%), 07/17/34 (l)	285	273
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 3.59%, (1 Month USD LIBOR + 0.34%), 10/27/36 (j) (l)	67	63
BBCMS 2017-DELC Mortgage Trust
Series 2017-E-DELC, REMIC, 5.44%, (1 Month USD LIBOR + 2.63%), 08/15/36 (j) (l)	261	249
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 3.94%, (1 Month USD LIBOR + 1.12%), 03/16/37 (j) (l)	744	681
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.38%, 02/18/54 (l)	8,383	576
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	636
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 3.96%, (3 Month USD LIBOR + 1.45%), 07/16/29 (l)	290	279
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 3.90%, (3 Month USD LIBOR + 1.19%), 07/20/34 (l)	250	239
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 07/16/35 (l)	1,034	1,002
Series 2018-C-ATLS, REMIC, 4.72%, (1 Month USD LIBOR + 1.90%), 07/16/35 (l)	459	437
BlueMountain CLO Ltd
Series 2021-A-28A, 3.77%, (3 Month USD LIBOR + 1.26%), 04/17/34 (l)	150	144
BlueMountain Fuji US Clo Ltd
Series 2018-B-22A, 4.01%, (3 Month USD LIBOR + 1.50%), 07/15/31 (l)	252	237
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 4.08%, (SOFR 30-Day Average + 1.77%), 05/15/24 (l)	375	368
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/17/23	860	842
BSST 2021-SSCP Mortgage Trust
Series 2021-B-SSCP, REMIC, 3.92%, (1 Month USD LIBOR + 1.10%), 04/17/23 (l)	724	678
Series 2021-C-SSCP, REMIC, 4.17%, (1 Month USD LIBOR + 1.35%), 04/17/23 (l)	903	836
Series 2021-D-SSCP, REMIC, 4.42%, (1 Month USD LIBOR + 1.60%), 04/17/23 (l)	828	757
Series 2021-E-SSCP, REMIC, 4.92%, (1 Month USD LIBOR + 2.10%), 04/17/23 (l)	717	651

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Series 2021-F-SSCP, REMIC, 5.72%, (1 Month USD LIBOR + 2.90%), 04/17/23 (l)	686	659
Series 2021-G-SSCP, REMIC, 6.62%, (1 Month USD LIBOR + 3.80%), 04/17/23 (l)	785	758
Series 2021-H-SSCP, REMIC, 7.72%, (1 Month USD LIBOR + 4.90%), 04/17/23 (l)	550	533
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	528
BX 2021-21M Mortgage Trust
Series 2021-E-21M, REMIC, 4.99%, (1 Month USD LIBOR + 2.17%), 10/16/23 (l)	1,687	1,580
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 5.12%, (1 Month USD LIBOR + 2.30%), 10/15/36 (l)	1,254	1,197
Series 2019-J-XL, REMIC, 5.47%, (1 Month USD LIBOR + 2.65%), 10/15/36 (l)	2,125	2,013
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	192
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 6.07%, (1 Month USD LIBOR + 3.25%), 10/15/25 (l)	156	143
BX Commercial Mortgage Trust 2021-CIP
Series 2021-E-CIP, REMIC, 5.64%, (1 Month USD LIBOR + 2.82%), 12/15/23 (l)	2,012	1,887
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 5.62%, (1 Month USD LIBOR + 2.80%), 06/15/23 (l)	2,590	2,383
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 5.62%, (1 Month USD LIBOR + 2.80%), 05/15/26 (l)	1,942	1,779
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 3.51%, (1 Month USD LIBOR + 0.69%), 10/16/23 (l)	452	430
Series 2021-F-XL2, REMIC, 5.06%, (1 Month USD LIBOR + 2.24%), 10/16/23 (l)	2,343	2,146
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (l)	1,238	1,001
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (l)	1,735	1,330
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 5.06%, (1 Month USD LIBOR + 2.24%), 10/16/23 (l)	1,405	1,322
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 5.07%, (1 Month USD LIBOR + 2.25%), 01/17/23 (l)	510	467
Series 2021-F-MFM1, REMIC, 5.82%, (1 Month USD LIBOR + 3.00%), 01/17/23 (l)	780	712
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 4.97%, (1 Month USD LIBOR + 2.15%), 12/15/37 (l)	336	317
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 3.61%, (3 Month USD LIBOR + 1.10%), 04/15/32 (l)	250	243
Series 2019-BR-1A, 4.21%, (3 Month USD LIBOR + 1.70%), 04/15/32 (l)	250	234
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 4.21%, (3 Month USD LIBOR + 1.70%), 01/17/34 (l)	250	234
Catskill Park CLO Ltd
Series 2017-A1B-1A, 4.06%, (3 Month USD LIBOR + 1.35%), 04/20/29 (l)	254	244
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	114
CFCRE Trust 2018-TAN
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	159
Series 2018-E-TAN, REMIC, 6.66%, 02/17/23 (l)	184	175
Chenango Park CLO, Ltd
Series 2018-A2-1A, 4.06%, (3 Month USD LIBOR + 1.55%), 04/15/30 (l)	264	250
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.55%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (c) (l)	100	88
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 4.56%, (3 Month USD LIBOR + 1.80%), 10/22/31 (l)	350	329
CIFC Funding Ltd
Series 2015-BRR-1A, 4.21%, (3 Month USD LIBOR + 1.45%), 01/22/31 (l)	250	237
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	292
COMM 2013-CR21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	582
COMM 2014-CR17 Mortgage Trust
Series 2014-C-CR17, REMIC, 4.94%, 05/10/24 (l)	214	203
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 4.13%, (1 Month USD LIBOR + 1.05%), 11/25/35 (j) (l)	59	54
Cook Park CLO, Ltd.
Series 2018-B-1A, 4.14%, (3 Month USD LIBOR + 1.40%), 04/17/30 (l)	258	243
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 5.17%, (1 Month USD LIBOR + 2.35%), 12/15/31 (l)	246	227
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (l)	196	179
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,479
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 4.05%, (1 Month USD LIBOR + 1.23%), 05/15/36 (l)	274	269
Series 2019-C-ICE4, REMIC, 4.25%, (1 Month USD LIBOR + 1.43%), 05/15/36 (l)	283	275
Series 2019-D-ICE4, REMIC, 4.42%, (1 Month USD LIBOR + 1.60%), 05/15/36 (l)	960	919
Series 2019-E-ICE4, REMIC, 4.97%, (1 Month USD LIBOR + 2.15%), 05/15/36 (l)	810	788
Series 2019-F-ICE4, REMIC, 5.47%, (1 Month USD LIBOR + 2.65%), 05/15/36 (l)	1,250	1,201
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 7.68%, (1 Month USD LIBOR + 4.86%), 10/15/22 (l)	300	294
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	604	545
DBGS 2018-BIOD Mortgage Trust
Series 2018-D-BIOD, REMIC, 4.12%, (1 Month USD LIBOR + 1.30%), 05/15/35 (j) (l)	288	273
Series 2018-F-BIOD, REMIC, 4.82%, (1 Month USD LIBOR + 2.00%), 05/15/35 (j) (l)	1,179	1,129
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 4.36%, (1 Month USD LIBOR + 1.35%), 12/19/25 (l)	344	330
Series 2018-C-GLKS, REMIC, 4.76%, (1 Month USD LIBOR + 1.75%), 12/19/25 (l)	250	239
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 4.16%, (3 Month USD LIBOR + 1.65%), 07/15/30 (l)	250	238
Elmwood CLO II Ltd
Series 2019-BR-2A, 4.36%, (3 Month USD LIBOR + 1.65%), 04/20/34 (l)	350	329
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 5.48%, (1 Month USD LIBOR + 2.67%), 11/15/23 (l)	1,010	940
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 4.64%, (1 Month USD LIBOR + 2.25%), 07/17/23 (l)	2,164	2,066
Series 2021-E-ESH, REMIC, 5.24%, (1 Month USD LIBOR + 2.85%), 07/17/23 (l)	1,511	1,437
FREMF Mortgage Trust
Series 2021-B1-DNA6, REMIC, 3.40%, (SOFR 30-Day Average + 3.40%), 10/25/41 (l)	1,047	938
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 4.24%, (1 Month USD LIBOR + 1.25%), 11/18/36 (l)	100	96
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 5.17%, (1 Month USD LIBOR + 2.35%), 02/15/23 (l)	120	116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 4.41%, (3 Month USD LIBOR + 1.60%), 10/29/29 (l)	250	241
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	917	741
Gracie Point International Funding 2021-1
Series 2021-B-1A, 3.96%, (1 Month USD LIBOR + 1.40%), 11/01/23 (l)	190	189
Series 2021-C-1A, 4.96%, (1 Month USD LIBOR + 2.40%), 11/01/23 (l)	260	258
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 5.75%, (1 Month USD LIBOR + 2.94%), 11/15/23 (l)	1,943	1,798
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 06/15/23 (l)	230	222
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	538
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.84%, 12/12/53 (l)	991	94
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 3.88%, (3 Month USD LIBOR + 1.37%), 04/15/33 (l)	762	734
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (c) (l)	102	90
Holland Park CLO Designated Activity Company
Series A1RR-1X, 1.24%, (3 Month EURIBOR + 0.92%), 11/15/32, EUR (c) (l)	100	93
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (l)	138	118
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-A-NXSS, REMIC, 5.13%, 09/16/24 (l)	287	284
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 5.13%, (1 Month USD LIBOR + 2.25%), 07/07/23 (j) (l)	192	186
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 5.82%, (1 Month USD LIBOR + 3.00%), 07/15/36 (l)	997	928
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 5.27%, (1 Month USD LIBOR + 2.45%), 04/15/26 (l)	1,190	1,096
Series 2021-F-MHC, REMIC, 5.77%, (1 Month USD LIBOR + 2.95%), 04/15/26 (l)	1,250	1,174
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.56%, 01/08/27 (l)	481	395
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (l)	10,920	8,673
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (l)	4,367	3,747
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (l)	1,620	1,097
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	614
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, REMIC, 5.17%, (1 Month USD LIBOR + 2.35%), 03/15/23 (l)	2,330	2,136
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 4.12%, (1 Month USD LIBOR + 1.30%), 07/15/36 (l)	344	333
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 5.57%, (1 Month USD LIBOR + 2.75%), 10/15/38 (l)	191	180
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 4.24%, (3 Month USD LIBOR + 1.50%), 04/19/30 (l)	250	241
Mariner Finance Issuance Trust 2020-AA
Series 2020-A-AA, 2.19%, 08/21/34	900	845
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 6.82%, (1 Month USD LIBOR + 4.00%), 11/15/23 (l)	2,514	2,313
Series 2021-G-MDLN, REMIC, 8.07%, (1 Month USD LIBOR + 5.25%), 11/15/23 (l)	2,701	2,485
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 4.04%, (1 Month USD LIBOR + 1.10%), 07/18/36 (l)	450	442
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 6.22%, (1 Month Term SOFR + 3.37%), 12/16/26 (l)	1,316	1,268
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 4.92%, (1 Month USD LIBOR + 2.10%), 04/15/26 (l)	2,480	2,309
Series 2021-F-MHC, REMIC, 5.42%, (1 Month USD LIBOR + 2.60%), 04/15/26 (l)	1,910	1,774
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 5.57%, (1 Month USD LIBOR + 2.75%), 07/17/23 (l)	602	548
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
Series 2015-C-C24, REMIC, 4.48%, 07/17/25 (l)	99	90
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	485
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (l)	338	302
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (l)	436	365
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	450	404
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,001
Series 2021-A-DA, 3.51%, (Prime + -1.99%), 04/15/60 (l)	2,002	1,845
Series 2021-D-DA, 4.00%, 04/15/60	370	325
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	784
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	808
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	102
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.25%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (c) (l)	104	93
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 4.17%, (3 Month USD LIBOR + 1.40%), 04/28/31 (l)	200	187
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 4.41%, (3 Month USD LIBOR + 1.70%), 10/20/34 (l)	250	233
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (c) (l)	104	94
OHA Credit Funding 3 LTD
Series 2019-BR-3A, 4.36%, (3 Month USD LIBOR + 1.65%), 07/02/35 (l)	256	240
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	979
Series 2021-B-B, 1.96%, 05/08/31	210	185
Series 2021-C-B, 3.65%, 05/08/31	100	88
Pagaya Al Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	1,339	1,251
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 6.17%, (1 Month USD LIBOR + 3.35%), 07/17/23 (l)	286	265

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 5.58%, (1 Month USD LIBOR + 2.50%), 07/25/51 (l)	287	287
Series 2021-C-1A, 6.83%, (1 Month USD LIBOR + 3.75%), 07/25/51 (l)	250	249
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	360
Recette CLO, Ltd.
Series 2015-BRR-1A, 4.11%, (3 Month USD LIBOR + 1.40%), 04/20/34 (l)	250	229
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 2.91%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (c) (l)	100	91
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 4.28%, (3 Month USD LIBOR + 1.50%), 07/23/29 (l)	250	240
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 4.36%, (3 Month USD LIBOR + 1.65%), 04/20/33 (l)	250	236
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 7.57%, (1 Month USD LIBOR + 4.75%), 04/15/24 (l)	2,196	2,373
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	2,290	1,995
Series 2021-D2-A, 3.86%, 01/15/53	670	620
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	212
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	173
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	90
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 4.74%, (1 Month USD LIBOR + 1.92%), 07/17/23 (l)	501	455
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-F-MFP, REMIC, 5.44%, (1 Month USD LIBOR + 2.62%), 11/15/23 (l)	1,503	1,398
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 5.44%, (1 Month USD LIBOR + 2.62%), 11/16/26 (l)	700	662
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 3.63%, (3 Month USD LIBOR + 1.12%), 01/17/34 (l)	250	240
TICP CLO XII, Ltd.
Series 2018-BR-12A, 4.16%, (3 Month USD LIBOR + 1.65%), 07/17/34 (l)	250	234
TPGI Trust 2021-DGWD
Series 2021-F-DGWD, 5.82%, (1 Month USD LIBOR + 3.00%), 06/15/26 (l)	551	508
TRESTLES CLO III LTD
Series 2020-A1-3A, 4.04%, (3 Month USD LIBOR + 1.33%), 01/20/33 (l)	380	369
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 4.78%, (3 Month USD LIBOR + 2.00%), 01/25/34 (l)	250	237
Series 2020-C-14A, 5.78%, (3 Month USD LIBOR + 3.00%), 01/25/34 (l)	257	239
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	153
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (l)	325	276
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 3.75%, (3 Month USD LIBOR + 1.04%), 04/20/34 (l)	150	143
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 1.67%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (l)	250	220
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (l)	500	468
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (l)	212	180
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (l)	507	436
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (l)	332	300
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.00%, 07/17/53 (l)	5,120	516
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.67%, 04/17/54 (l)	2,877	248
Whitebox CLO II Ltd
Series 2020-A1R-2A, 4.86%, (3 Month USD LIBOR + 1.22%), 10/24/34 (l)	213	205
Total Non-U.S. Government Agency Asset-Backed Securities (cost $136,787)		123,445
INVESTMENT COMPANIES 2.5%
Health Care Select Sector SPDR Fund (b)	30	3,647
Industrial Select Sector SPDR Fund (b)	19	1,562
Invesco Municipal Opportunity Trust	33	298
Invesco Municipal Trust	32	297
Invesco QQQ Trust - Series 1 (b) (e)	24	6,388
Invesco Quality Municipal Income Trust	32	294
Invesco Trust for Investment Grade Municipals	33	306
Invesco Value Municipal Income Trust (b)	27	313
iShares 0-5 Year TIPS Bond ETF (b) (r)	31	2,942
iShares Biotechnology Fund (b) (r)	3	362
iShares China Large-Cap ETF (b) (e) (r)	56	1,456
iShares iBoxx $ High Yield Corporate Bond ETF (b) (r)	13	941
iShares iBoxx $ Investment Grade Corporate Bond ETF (b) (r)	117	12,004
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) (r)	199	15,797
iShares Latin America 40 ETF (b) (r)	58	1,379
iShares MSCI Brazil ETF (b) (r)	68	2,005
iShares MSCI China ETF (b) (r)	84	3,588
iShares MSCI Emerging Markets ETF (r)	8	295
KraneShares Bosera MSCI China A 50 Connect Index ETF - Class A (b)	26	780
KraneShares CSI China Internet ETF (b)	168	4,146
Nuveen Municipal Value Fund	50	427
SPDR Bloomberg High Yield Bond ETF (b)	23	2,054
SPDR Gold Shares (b) (e)	48	7,492
United States Oil Fund, LP (b)	35	2,262
VanEck Semiconductor ETF (b)	5	852
Total Investment Companies (cost $83,783)		71,887
SENIOR FLOATING RATE INSTRUMENTS 1.4%
Consumer Discretionary 0.5%
ACProducts, Inc.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 05/17/28 (l)	222	163
2021 Term Loan B, 7.13%, (6 Month USD LIBOR + 4.25%), 05/17/28 (l)	673	494
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 7.74%, (1 Month USD LIBOR + 4.75%), 02/01/26 (l)	1,388	1,235
American Auto Auctin Group, LLC
Term Loan, 7.05%, (SOFR + 5.00%), 01/27/28 (l)	1,710	1,574
Babilou Family
Term Loan, 4.00%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (l)	4,036	3,674
Constellation Automotive Ltd
Term Loan, 9.19%, (SONIA + 7.50%), 07/16/29, GBP (l)	636	537
ECL Entertainment, LLC
Term Loan, 9.75%, (1 Month USD LIBOR + 7.50%), 03/31/28 (l)	1,006	991
Emerald Technologies AcquisitionCo., Inc.
Term Loan , 8.81%, (SOFR + 6.25%), 02/03/29 (l)	672	640
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 4.81%, (1 Month USD LIBOR + 1.75%), 10/25/23 (l)	2,923	2,823

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
J&J Ventures Gaming, LLC
Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 04/07/28 (l)	643	608
Jack Ohio Finance LLC
Term Loan, 7.27%, (3 Month USD LIBOR + 4.75%), 09/30/28 (l)	324	315
LBM Acquisition LLC
Term Loan B, 7.12%, (6 Month USD LIBOR + 3.75%), 12/08/27 (l)	2,313	2,014
Naked Juice LLC
2nd Lien Term Loan, 8.15%, (SOFR + 6.00%), 01/25/30 (l)	82	74
Springs Windows Fashions, LLC
2021 Term Loan B, 7.60%, (3 Month USD LIBOR + 4.00%), 12/31/24 (l)	373	290
		15,432
Communication Services 0.3%
DirecTV Financing, LLC
Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 07/22/27 (l)	897	834
Frontier Communications Corp.
2021 DIP Term Loan B, 6.06%, (3 Month USD LIBOR + 3.75%), 10/08/27 (l)	327	303
Unique BidCo AB
Term Loan, 6.24%, (6 Month EURIBOR + 5.25%), 01/16/29, EUR (l)	1,454	1,291
VodafoneZiggo Group Holding B.V.
Term Loan, 3.76%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	5,314
		7,742
Information Technology 0.2%
Avaya, Inc.
2020 Term Loan B, 7.07%, (1 Month USD LIBOR + 4.25%), 12/15/27 (l)	419	225
2020 Term Loan B, 12.85%, (SOFR + 10.00%), 12/15/27 (l)	190	119
GoTo Group, Inc.
Term Loan B, 7.80%, (1 Month USD LIBOR + 4.75%), 08/31/27 (l)	1,956	1,351
Informatica LLC
2021 USD Term Loan B, 5.31%, (1 Month USD LIBOR + 2.75%), 10/13/28 (l)	1,350	1,307
Iris BidCo GmbH
Term Loan, 5.24%, (3 Month EURIBOR + 5.00%), 01/16/29, EUR (l)	1,921	1,676
Maverick Gaming LLC
Term Loan , 10.57%, (3 Month USD LIBOR + 7.50%), 08/17/26 (l)	540	486
Signal Parent, Inc
Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/24/28 (l)	657	482
		5,646
Industrials 0.2%
Altar Bidco, Inc.
Term Loan, 5.75%, (SOFR + 3.35%), 11/09/28 (l)	1,280	1,194
Dun & Bradstreet Corporation (The)
Term Loan, 6.33%, (6 Month USD LIBOR + 3.25%), 02/01/26 (l)	427	412
Hydrofarm Holdings Group, Inc.
Term Loan, 8.38%, (3 Month USD LIBOR + 5.50%), 10/21/28 (f) (l)	409	360
OVG Business Services
Term Loan, 9.34%, (3 Month USD LIBOR + 6.25%), 10/13/28 (f) (l)	1,098	1,022
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 5.77%, (3 Month USD LIBOR + 3.25%), 03/02/28 (l)	1,578	1,469
Vaco Holdings, LLC
2022 Term Loan, 7.20%, (3 Month Term SOFR + 5.00%), 01/07/29 (l)	670	648
		5,105
Consumer Staples 0.1%
City Brewing Company, LLC
Closing Date Term Loan, 6.18%, (3 Month USD LIBOR + 3.50%), 03/30/28 (l)	415	322
KIK Custom Products
Term Loan , 8.94%, (SOFR + 6.00%), 12/22/26 (l)	296	280
Knowlton Development Corporation Inc.
Term Loan , 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (l)	3,538	3,344
Sovos Brands Intermediate, Inc.
2021 Term Loan, 6.02%, (3 Month USD LIBOR + 4.25%), 06/02/28 (l)	192	183
		4,129
Materials 0.1%
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 6.81%, (3 Month USD LIBOR + 4.00%), 03/16/27 (l)	893	827
SP DRI Meger Corp
Term Loan , 7.77%, (3 Month USD LIBOR + 5.25%), 12/15/28 (l)	559	501
		1,328
Health Care 0.0%
Change Healthcare Holdings LLC
2017 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (l)	341	341
Jazz Financing Lux S.a.r.l.
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 04/22/28 (l)	1,014	978
		1,319
Financials 0.0%
DS Parent Inc.
Term Loan , 8.00%, (3 Month USD LIBOR + 5.75%), 12/07/27 (l)	864	828
Total Senior Floating Rate Instruments (cost $48,035)		41,529
PREFERRED STOCKS 0.6%
Communication Services 0.2%
T-Mobile US, Inc., 5.25%, 06/01/23 (g) (m)	5	5,910
Health Care 0.2%
Becton, Dickinson and Company, 6.00%, 06/01/23 (m)	77	3,645
Boston Scientific Corporation, 5.50%, 06/01/23 (m)	14	1,377
Roche Holding AG	3	856
		5,878
Consumer Discretionary 0.2%
Aptiv PLC, 5.50%, 06/15/23 (m)	21	1,960
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	34	2,732
Porsche Automobil Holding SE (m)	11	648
Volkswagen Aktiengesellschaft (m)	1	84
		5,424
Financials 0.0%
Wells Fargo & Company, 7.50% (m) (n)	1	1,075
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (a) (m)	71	393
Total Preferred Stocks (cost $18,486)		18,680
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII	96	2,682
Total Trust Preferreds (cost $2,631)		2,682
WARRANTS 0.0%
Altus Power, Inc. (a)	11	32
Cano Health, Inc. (a)	41	109
Compagnie Financiere Richemont SA (a)	1	—
Evgo Inc. (a)	23	43
Genius Sports Limited (a)	24	18
Gores Holdings VIII, Inc. (a)	8	7
Hedosophia European Growth (a) (f)	40	6
Highland Transcend Partners I Corp. (a)	33	1
Hippo Holdings Inc. (a)	20	3
Innovid Corporation (a)	8	4
Latch, Inc. (a)	53	4
Offerpad Solutions Inc. (a)	35	6
Sarcos Technology And Robotics Corporation (a)	121	41
Volta Inc. (a)	24	8
Total Warrants (cost $862)		282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 22.2%
Treasury Securities 10.3%
Cabinet Office, Government of Japan
-0.18%, 10/11/22, JPY (s)	1,102,450	7,618
-0.18%, 10/17/22, JPY (s)	738,150	5,100
-0.13%, 11/14/22, JPY (s)	4,538,750	31,366
-0.18%, 11/21/22, JPY (s)	9,456,350	65,352
-0.20%, 11/28/22 - 12/12/22, JPY (s)	6,437,700	44,494
-0.25%, 01/06/23, JPY (s)	17,481,750	120,866
-0.28%, 01/11/23, JPY (s)	3,805,950	26,317
		301,113
Investment Companies 9.6%
JNL Government Money Market Fund, 2.68% (r) (t)	278,743	278,743
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 2.88% (r) (t)	46,365	46,365
U.S. Treasury Bill 0.5%
Treasury, United States Department of
3.87%, 09/07/23 (s)	14,820	14,280
Certificates of Deposit 0.2%
Citibank N.A., New York Branch
5.00%, 09/21/23 (t)	4,750	4,753
Total Short Term Investments (cost $655,988)		645,254
Total Investments 100.8% (cost $3,196,723)		2,931,331
Total Securities Sold Short(0.1)% (proceeds $3,971)		(3,845)
Total Purchased Options0.7% (cost $23,024)		20,114
Other Derivative Instruments(1.7)%		(48,118)
Other Assets and Liabilities, Net 0.3%		8,047
Total Net Assets 100.0%		2,907,529

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or a portion of the security is subject to a written call option.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $83,409 and 2.9% of the Fund.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $32,113.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Convertible security.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Investment in affiliate.

(s) The coupon rate represents the yield to maturity.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Consumer Staples (0.1%)
Diageo PLC	(21)	(899)
Pernod Ricard	(5)	(913)
The J. M. Smucker Company	(8)	(1,070)
		(2,882)
Industrials (0.0%)
Techtronic Industries Company Limited	(101)	(963)
Total Common Stocks (proceeds $3,971)		(3,845)
Total Securities Sold Short (0.1%) (proceeds $3,971)		(3,845)

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	—	3,019	—	—	—	(77)	2,942	0.1
iShares Biotechnology Fund	472	—	—	1	—	(110)	362	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	2,597	—	459	8	(197)	(485)	1,456	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	159	15,117	13,923	84	(351)	(61)	941	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	83,089	68,322	229	(1,542)	(1,221)	12,004	0.4
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	23,115	5,144	120	(277)	(1,897)	15,797	0.5
iShares Latin America 40 ETF	1,364	—	—	64	—	15	1,379	0.1
iShares MSCI Brazil ETF	1,899	—	—	—	—	106	2,005	0.1
iShares MSCI China ETF	—	5,328	—	26	—	(1,740)	3,588	0.1
iShares MSCI Emerging Markets ETF	413	—	—	—	—	(118)	295	—
iShares Russell 2000 ETF	—	20,293	21,012	—	719	—	—	—
iShares S&P 500 Value ETF	4,817	—	4,568	—	727	(976)	—	—
	11,721	149,961	113,428	532	(921)	(6,564)	40,769	1.4

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	07/25/19	3,999	5,547	0.2
Alibaba Group Holding Limited	11/11/20	9,309	4,894	0.2
Amgen Inc., 5.50%, 12/07/26	09/07/22	240	217	—
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	227	209	—
AT&T Inc., 5.50%, 03/15/27	09/07/22	236	212	—
Baidu, Inc. - Class A	06/09/22	198	150	—
Banco Santander, S.A., 3.13%, 10/06/26	09/07/22	750	691	—
Barclays PLC, 2.38%, 10/06/23	09/07/22	230	223	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	215	191	—
Barclays PLC, 3.25%, 02/12/27	09/07/22	210	187	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	469	430	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	216	198	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	195	173	—
Boparan Finance PLC, 7.63%, 11/30/25	10/12/21	2,168	1,333	0.1
Cellnex Telecom, S.A.	10/28/19	11,433	8,594	0.3
China Feihe Limited	03/04/22	69	44	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.55%, 04/15/33	07/07/20	112	88	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	202	178	—
Dali Foods Group Company Limited	07/23/19	39	27	—
Deutsche Bank Aktiengesellschaft, 2.63%, 12/16/24	09/07/22	214	201	—
Deutsche Bank Aktiengesellschaft, 4.00%, 06/24/26	09/13/22	218	201	—
Evolution AB (publ)	07/06/22	377	351	—
Ganfeng Lithium Co., Ltd. - Class H	09/22/20	1,621	1,471	0.1
Grand Round, Inc.	03/31/15	1,774	992	0.1
Haidilao International Holding Ltd.	01/31/20	998	461	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	497	314	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	113	90	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 1.24%, 11/15/32	07/10/20	112	93	—
Hygeia Healthcare Holdings Co., Limited	07/30/21	551	431	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	213	192	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	215	197	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	07/08/21	1,764	1,078	0.1
Jinxin Fertility Group Limited	07/30/21	1,200	338	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	525	482	—
KBC Groep, 1.25%, 09/21/27	09/07/22	198	179	—
KME SE, 6.75%, 02/01/23	03/03/21	715	578	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	110	99	—
Kumba Iron Ore Ltd	11/17/20	442	281	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/08/22	437	411	—
Lookout, Inc.	03/04/15	237	167	—
Lookout, Inc.	09/19/14	3,242	2,282	0.1
Meituan - Class B	02/08/22	1,190	871	0.1
Microport Cardioflow Medtech Corporation	07/30/21	1,764	553	—
Ming Yuan Cloud Group Holdings Limited	11/17/20	449	83	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	212	193	—
Nongfu Spring Co., Ltd. - Class H	09/28/21	337	342	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.25%, 01/20/32	06/15/20	115	93	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	94	—
Pharmaron Beijing Co., Ltd. - Class H	02/08/22	281	177	—
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	6	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 2.91%, 12/20/31	06/24/20	111	91	—
Samsonite International S.A.	02/24/22	96	111	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	217	198	—
Societe Generale, 1.88%, 10/03/24	09/07/22	216	203	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	196	178	—
TE Connectivity Ltd.	07/07/21	9,722	7,142	0.3
Telefonica Emisiones, S.A.U., 5.29%, 12/09/22	09/07/22	58	56	—
Telefonica Emisiones, S.A.U., 5.38%, 02/02/26	09/07/22	467	426	—
The Toronto-Dominion Bank, 2.88%, 04/05/27	09/07/22	212	190	—
Total Capital International, 1.66%, 07/22/26	09/07/22	210	191	—
VAT Group AG	06/14/22	115	97	—
Verisure Holding AB, 3.88%, 07/15/26	09/29/22	283	280	—
Verisure Midholding AB, 5.25%, 02/15/29	09/29/22	173	172	—
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	107	101	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	112	103	—
WH Group Limited	02/17/22	133	124	—
Wuxi Biologics Cayman Inc	03/26/21	1,041	451	—
		66,733	47,001	1.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SONIA Index	227	September 2023	GBP	54,263	(28)	(898)
Australia 10 Year Bond	567	December 2022	AUD	67,918	180	(998)
DAX Index	7	December 2022	EUR	2,353	27	(227)
Euro BOBL	3	December 2022	EUR	368	2	(9)
Euro Bund	266	December 2022	EUR	38,623	258	(1,754)
FTSE 100 Index	67	December 2022	GBP	5,006	28	(419)
MSCI Emerging Markets Index	92	December 2022		4,559	(17)	(550)
NIFTY 50 Index	152	October 2022		5,205	84	(10)
Russell 2000 Index	11	December 2022		1,040	(7)	(121)
S&P/TSX 60 Index	20	December 2022	CAD	4,649	(5)	(133)
United States 10 Year Note	1,039	December 2022		121,637	(389)	(5,204)
United States 2 Year Note	479	January 2023		98,821	(70)	(439)
United States Long Bond	94	December 2022		12,770	(62)	(887)
United States Ultra Bond	708	December 2022		101,010	(1,108)	(4,014)
					(1,107)	(15,663)
Short Contracts
Euro Buxl 30 Year Bond	(37)	December 2022	EUR	(6,033)	(41)	596
Euro Schatz	(190)	December 2022	EUR	(20,532)	(33)	170
Euro STOXX 50 Price Index	(444)	December 2022	EUR	(15,940)	(204)	1,203
Italy Government BTP Bond	(96)	December 2022	EUR	(10,659)	(108)	(89)
Japan 10 Year Bond	(29)	December 2022	JPY	(4,305,350)	(40)	31
Long Gilt	(44)	December 2022	GBP	(4,842)	6	669
NASDAQ 100 Stock Index	(77)	December 2022		(18,127)	297	1,132
Nikkei 225 Index	(10)	December 2022	JPY	(136,456)	9	47
S&P 500 Index	(191)	December 2022		(35,202)	507	807
United States 10 Year Ultra Bond	(2,994)	December 2022		(370,810)	1,497	16,068
United States 5 Year Note	(857)	January 2023		(92,505)	228	371
					2,118	21,005

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	(1)	(171)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	—	(173)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	1	(398)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	1	(388)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	5	(411)
28-Day MEXIBOR (M)	Paying	6.43	(M)	08/13/26	MXN	122,344	8	(577)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	8	(566)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	6	(470)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	4	(283)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	6	(423)
3M LIBOR (Q)	Receiving	0.53	(S)	06/06/24		32,103	24	2,058
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,924	(86)	3,984
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	15	58
Sterling Overnight Index Average Rate (A)	Paying	4.26	(A)	09/06/24	GBP	83,502	26	(1,239)
U.S. SOFR (A)	Receiving	2.00	(A)	02/17/25		23,094	29	955
U.S. SOFR (A)	Receiving	2.72	(A)	05/02/25		280,478	428	9,578
U.S. SOFR (A)	Receiving	2.58	(A)	05/24/32		24,398	102	1,983
U.S. SOFR (A)	Receiving	2.60	(A)	05/26/32		4,088	17	322
U.S. SOFR (A)	Receiving	2.61	(A)	05/02/42		3,074	28	329
U.S. SOFR (A)	Receiving	2.43	(A)	05/02/52		92,115	1,311	11,474
U.S. SOFR (A)	Paying	2.65	(A)	05/02/24		242,228	(175)	(6,071)
U.S. SOFR (A)	Paying	2.67	(A)	05/02/27		10,963	(39)	(535)
U.S. SOFR (A)	Paying	2.65	(A)	05/02/32		129,669	(544)	(9,765)
U.S. SOFR (A)	Paying	3.47	(A)	10/04/32		17,385	(147)	(147)
							1,027	9,124

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	4	2	282
CDX.NA.HY.38.V2 (Q)	N/A	5.00	06/20/27	1,395	32	3	(3)
					36	5	279
Credit default swap agreements - sell protection
CDX.NA.HY.37.V2 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/26	(31,720)	(165)	104	(2,362)
CDX.NA.HY.39 (Credit rating^: B+) (Q)	N/A	5.00	12/20/27	(64,594)	(2,651)	(47)	91
CDX.NA.IG.39 (Credit rating^: BB) (Q)	N/A	1.00	12/20/27	(7,727)	(27)	—	(39)
ITRAXX.EUR.XO.36 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/26	(15,156)	(366)	119	(2,298)
ITRAXX.EUR.XO.38 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/27	(8,573)	(445)	76	(140)
					(3,654)	252	(4,748)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Dec. 2022	Put	111.50	10/07/22	17	8
United States 5 Year Note Future, Dec. 2022	Put	106.50	10/21/22	17	6
					14
Index Options
Chicago Board Options Exchange Volatility Index	Call	35.00	10/19/22	61	14

Options on Securities
Abbott Laboratories	Call	110.00	11/18/22	168	10
Abbott Laboratories	Call	125.00	01/20/23	167	5
Abbott Laboratories	Call	115.00	01/20/23	281	27
Adobe Inc.	Call	480.00	01/20/23	30	1
Align Technology, Inc.	Call	290.00	01/20/23	43	25
Ally Financial Inc.	Put	20.00	12/16/22	163	6
Alphabet Inc.	Call	117.50	11/18/22	291	17
Alphabet Inc.	Call	107.50	11/18/22	317	59
Alphabet Inc.	Call	115.00	12/16/22	263	35
Alphabet Inc.	Call	125.00	01/20/23	280	26
Amazon.com, Inc.	Call	135.00	12/16/22	244	61
Apple Inc.	Call	170.00	11/18/22	199	11
Apple Inc.	Call	165.00	12/16/22	197	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Apple Inc.	Put	155.00	10/21/22	426	735
Aptiv PLC	Call	100.00	11/18/22	112	11
Booking Holdings Inc.	Call	2,600.00	01/20/23	10	5
Carnival Corporation	Put	5.00	10/21/22	140	1
Carnival Corporation	Put	5.00	11/18/22	154	4
ConocoPhillips	Put	70.00	01/20/23	229	34
Consumer Staples Select Sector SPDR Fund	Put	70.00	10/21/22	1,373	477
CrowdStrike Holdings, Inc.	Call	195.00	12/16/22	65	50
DexCom, Inc.	Call	100.00	01/20/23	206	66
Dollar Tree, Inc.	Put	130.00	10/21/22	99	26
Domino's Pizza, Inc.	Call	370.00	12/16/22	37	18
Dynatrace, Inc.	Call	45.00	11/18/22	185	9
Dynatrace, Inc.	Call	45.00	01/20/23	186	21
Eli Lilly and Company	Call	330.00	10/21/22	40	29
Eli Lilly and Company	Call	330.00	11/18/22	137	192
Eli Lilly and Company	Call	340.00	01/20/23	58	102
Eli Lilly and Company	Call	320.00	01/20/23	58	158
Energy Select Sector SPDR Fund	Call	75.00	12/16/22	242	109
Energy Select Sector SPDR Fund	Put	65.00	01/20/23	386	144
EQT Corporation	Put	30.00	10/21/22	491	9
EQT Corporation	Put	35.00	01/20/23	386	125
Exxon Mobil Corporation	Put	75.00	01/20/23	153	46
Ford Motor Company	Put	10.00	10/21/22	299	6
Ford Motor Company	Put	8.00	12/16/22	139	3
Freeport-McMoRan Inc.	Call	35.00	01/20/23	562	67
Frontier Communications Parent, Inc.	Put	20.00	11/18/22	87	14
Generac Holdings Inc.	Call	300.00	11/18/22	69	4
General Motors Company	Call	43.00	12/16/22	242	8
HCA Healthcare, Inc.	Call	230.00	12/16/22	95	19
Humana Inc.	Call	550.00	01/20/23	47	53
Humana Inc.	Call	500.00	01/20/23	28	78
Intel Corporation	Put	28.00	10/21/22	936	231
Intuit Inc.	Call	450.00	01/20/23	31	48
Invesco DB Agriculture Fund	Call	23.00	10/21/22	803	—
Invesco QQQ Trust	Call	295.00	10/07/22	1,200	10
Invesco QQQ Trust	Call	295.00	10/14/22	478	25
Invesco QQQ Trust	Put	268.00	10/21/22	1,030	897
Invesco QQQ Trust	Put	255.00	10/21/22	73	31
Invesco QQQ Trust	Put	250.00	10/21/22	73	22
Invesco Senior Loan ETF	Put	19.00	11/18/22	262	5
iShares China Large-Cap ETF	Call	30.00	12/16/22	2,155	86
iShares China Large-Cap ETF	Put	28.00	10/21/22	1,254	290
iShares iBoxx $ High Yield Corporate Bond ETF	Put	69.00	10/21/22	79	5
iShares iBoxx $ High Yield Corporate Bond ETF	Put	69.00	11/18/22	115	14
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	12/16/22	52	11
iShares iBoxx $ High Yield Corporate Bond ETF	Put	62.00	12/16/22	84	4
iShares Russell 2000 ETF	Put	164.00	10/21/22	1,407	687
iShares Russell 2000 ETF	Put	160.00	10/21/22	58	20
iShares Russell 2000 ETF	Put	150.00	10/21/22	79	10
KB Home	Put	22.00	10/21/22	114	2
Lions Gate Entertainment Corp.	Call	12.50	11/18/22	67	1
Lululemon Athletica Canada Inc.	Call	350.00	11/18/22	106	18
Marathon Oil Corporation	Call	24.00	01/20/23	765	181
Microsoft Corporation	Call	290.00	10/21/22	109	1
Microsoft Corporation	Call	270.00	10/21/22	85	3
Microsoft Corporation	Call	280.00	11/18/22	120	12
Microsoft Corporation	Call	270.00	12/16/22	122	41
Netflix, Inc.	Put	185.00	10/21/22	10	3
Otis Worldwide Corporation	Call	85.00	01/20/23	194	11
Palo Alto Networks, Inc.	Call	190.00	12/16/22	65	28
Pioneer Natural Resources Company	Put	210.00	01/20/23	68	141
Sabre Corporation	Put	5.00	10/21/22	44	1
Sabre Corporation	Put	4.50	10/21/22	28	—
Salesforce, Inc.	Call	165.00	12/16/22	206	97
Salesforce, Inc.	Call	210.00	01/20/23	102	8
Salesforce, Inc.	Call	200.00	01/20/23	102	13
SAP SE	Call	100.00	12/16/22	116	7
ServiceNow, Inc.	Call	550.00	01/20/23	35	12
Shell PLC	Call	55.00	12/16/22	563	79
SPDR Gold Shares	Call	170.00	11/18/22	378	21
SPDR Gold Shares	Call	170.00	12/16/22	322	38
SPDR S&P 500 ETF Trust	Call	430.00	10/21/22	621	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
SPDR S&P 500 ETF Trust	Call	400.00	10/24/22	946	28
SPDR S&P 500 ETF Trust	Call	410.00	11/18/22	434	32
SPDR S&P 500 ETF Trust	Call	435.00	12/16/22	616	28
SPDR S&P 500 ETF Trust	Call	430.00	01/20/23	431	53
SPDR S&P 500 ETF Trust	Put	350.00	10/21/22	42	27
SPDR S&P 500 ETF Trust	Put	340.00	10/21/22	70	27
SPDR S&P 500 ETF Trust	Put	355.00	10/28/22	2,414	2,245
SPDR S&P 500 ETF Trust	Put	360.00	11/18/22	586	849
SPDR S&P 500 ETF Trust	Put	365.00	11/18/22	112	188
SPDR S&P 500 ETF Trust	Put	300.00	11/18/22	95	20
SPDR S&P 500 ETF Trust	Put	365.00	12/16/22	93	187
SPDR S&P 500 ETF Trust	Put	345.00	12/16/22	79	97
SPDR S&P 500 ETF Trust	Put	350.00	12/16/22	584	817
TE Connectivity Ltd.	Call	135.00	01/20/23	131	21
Tesla Inc.	Call	316.67	10/21/22	21	6
Tesla Inc.	Call	320.00	10/21/22	123	29
Tesla Inc.	Call	300.00	11/18/22	56	69
Tesla Inc.	Call	320.00	11/18/22	49	36
Tesla Inc.	Call	310.00	11/18/22	75	73
Tesla Inc.	Call	300.00	12/16/22	135	236
The Charles Schwab Corporation	Call	80.00	12/16/22	224	44
The Walt Disney Company	Call	130.00	10/21/22	133	1
The Walt Disney Company	Call	120.00	11/18/22	144	6
The Walt Disney Company	Call	120.00	12/16/22	144	11
The Walt Disney Company	Call	120.00	01/20/23	215	28
Tractor Supply Company	Call	210.00	01/20/23	75	44
Valero Energy Corporation	Put	90.00	01/20/23	133	69
VanEck Semiconductor ETF	Put	175.00	10/21/22	51	19
VanEck Vectors Semiconductor ETF	Put	180.00	10/21/22	61	33
Vertiv Holdings Co	Put	7.50	11/18/22	27	1
Visa Inc.	Call	220.00	10/21/22	79	—
Visa Inc.	Call	210.00	12/16/22	112	17
Visa Inc.	Call	210.00	01/20/23	131	35
Western Digital Corporation	Call	65.00	11/18/22	121	—
Xerox Holdings Corporation	Put	13.00	12/16/22	91	10
Xerox Holdings Corporation	Put	11.00	12/16/22	113	5
XPO Logistics, Inc.	Call	57.50	01/20/23	130	21
					11,465

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)	Expiration	Notional/ Contracts[1]		Value ($)
Index Options
S&P 500 Index	BCL	Call	Down-and-in	3,656.55	3,849.00	12/16/22		2,967	193

Foreign Currency Options
GBP/USD Spot Rate	HSB	Put	One-touch	1.00	1.00	12/23/22	GBP	572,138	22
GBP/USD Spot Rate	HSB	Put	One-touch	1.03	1.03	12/23/22	GBP	572,138	101
									123

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	GSC	Put		90.00	11/16/22		1,750,000	8
CDX.NA.HY.39, 12/20/27	BCL	Put		90.00	11/16/22		2,235,000	17
CDX.NA.HY.39, 12/20/27	BOA	Put		90.00	10/19/22		2,720,000	5
CDX.NA.IG.39, 12/20/27	GSC	Put		125.00	10/19/22		6,035,000	—
								30
Foreign Currency Options
USD/CNH Spot Rate	GSC	Call	CNH	6.80	10/27/22		15,412,497	725
USD/CNH Spot Rate	GSC	Call	CNH	7.00	11/11/22		18,864,279	425
EUR/CHF Spot Rate	JPM	Put	CHF	0.95	11/25/22	EUR	13,640,180	97
EUR/USD Spot Rate	DUB	Put		0.94	10/17/22	EUR	23,243,577	44
EUR/USD Spot Rate	JPM	Put		0.98	10/20/22	EUR	20,006,653	237
GBP/USD Spot Rate	MSC	Put		1.06	11/01/22	GBP	6,250,121	52
								1,580

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 10/31/32	MSC	Call		2.26	10/27/22		10,180,555	—
3M LIBOR, 03/20/24	MSC	Call		0.80	03/16/23		214,206,461	4
3M LIBOR, 02/13/24	GSC	Put		3.75	02/09/23		152,403,261	1,227
6M EURIBOR, 04/03/24	GSC	Put		2.47	04/03/23	GBP	80,059,989	2,817
6M EURIBOR, 05/04/24	GSC	Put		1.00	05/02/23	EUR	113,111,465	2,220
								6,268
Options on Securities
BNP Paribas	JPM	Call	EUR	52.00	11/18/22		512	14
COMMERZBANK Aktiengesellschaft	MSC	Call	EUR	9.00	12/16/22		742	15
Glencore PLC	GSC	Call	GBP	5.68	01/20/23		186	34
LVMH Moet Hennessy Louis Vuitton	MSC	Call	EUR	680.00	12/16/22		28	33
LVMH Moet Hennessy Louis Vuitton	UBS	Call	EUR	640.00	12/16/22		29	68
Siemens Aktiengesellschaft	JPM	Call	EUR	110.00	12/16/22		262	93
Societe Generale	CSI	Call	EUR	26.00	11/18/22		798	8
BHP Group Limited	GSC	Put	GBP	21.83	11/18/22		101	103
Rio Tinto PLC	UBS	Put	GBP	45.62	11/18/22		35	59
								427

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	55.00	10/19/22	61	(3)

Options on Securities
Abbott Laboratories	Put	95.00	11/18/22	168	(65)
Abbott Laboratories	Put	95.00	01/20/23	281	(155)
Abbott Laboratories	Put	105.00	01/20/23	167	(182)
Adobe Inc.	Put	400.00	01/20/23	30	(373)
Air Products and Chemicals, Inc.	Put	220.00	12/16/22	64	(50)
Alcoa Corporation	Call	65.00	11/18/22	172	(1)
Alcoa Corporation	Put	45.00	11/18/22	172	(207)
Align Technology, Inc.	Put	230.00	01/20/23	43	(170)
Alphabet Inc.	Call	130.00	11/18/22	291	(4)
Alphabet Inc.	Call	150.00	12/16/22	263	(3)
Alphabet Inc.	Put	105.00	10/21/22	279	(257)
Alphabet Inc.	Put	90.00	11/18/22	317	(107)
Alphabet Inc.	Put	95.00	11/18/22	291	(148)
Alphabet Inc.	Put	90.00	12/16/22	263	(113)
Alphabet Inc.	Put	100.00	01/20/23	280	(267)
Alphabet Inc.	Put	80.00	01/20/23	380	(97)
Amazon.com, Inc.	Call	150.00	12/16/22	244	(21)
Amazon.com, Inc.	Put	120.00	10/21/22	241	(219)
Amazon.com, Inc.	Put	100.00	12/16/22	244	(112)
Apple Inc.	Call	185.00	11/18/22	199	(3)
Apple Inc.	Call	180.00	12/16/22	197	(9)
Apple Inc.	Put	135.00	10/21/22	426	(177)
Apple Inc.	Put	150.00	10/21/22	192	(244)
Apple Inc.	Put	135.00	11/18/22	199	(139)
Apple Inc.	Put	130.00	12/16/22	197	(128)
Aptiv PLC	Put	82.50	11/18/22	112	(96)
Booking Holdings Inc.	Put	2,000.00	01/20/23	10	(389)
Boston Scientific Corporation	Call	45.00	11/18/22	484	(11)
Comcast Corporation	Put	30.00	01/20/23	561	(168)
ConocoPhillips	Call	125.00	10/21/22	176	(4)
Consumer Staples Select Sector SPDR Fund	Put	65.00	10/21/22	1,373	(117)
Costco Wholesale Corporation	Call	580.00	10/21/22	38	—
Costco Wholesale Corporation	Put	490.00	10/21/22	54	(132)
CrowdStrike Holdings, Inc.	Call	230.00	10/21/22	98	(1)
CrowdStrike Holdings, Inc.	Put	150.00	12/16/22	65	(74)
DexCom, Inc.	Call	110.00	12/16/22	186	(18)
DexCom, Inc.	Put	80.00	01/20/23	206	(183)
Dollar Tree, Inc.	Put	120.00	10/21/22	99	(9)
Domino's Pizza, Inc.	Put	290.00	12/16/22	37	(52)
Dynatrace, Inc.	Put	35.00	11/18/22	185	(57)
Dynatrace, Inc.	Put	35.00	01/20/23	186	(76)
Eli Lilly and Company	Put	270.00	11/18/22	62	(15)
Eli Lilly and Company	Put	280.00	01/20/23	58	(46)
Eli Lilly and Company	Put	260.00	01/20/23	58	(26)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Energy Select Sector SPDR Fund	Call	85.00	12/16/22	242	(33)
Energy Select Sector SPDR Fund	Put	60.00	12/16/22	242	(38)
EQT Corporation	Call	42.00	10/21/22	491	(98)
EQT Corporation	Call	50.00	01/20/23	386	(104)
Equinix, Inc.	Put	590.00	10/21/22	24	(72)
Exxon Mobil Corporation	Call	95.00	01/20/23	305	(131)
Exxon Mobil Corporation	Put	65.00	01/20/23	153	(21)
Freeport-McMoRan Inc.	Put	25.00	01/20/23	562	(137)
Generac Holdings Inc.	Put	220.00	11/18/22	69	(323)
General Motors Company	Put	33.00	12/16/22	242	(83)
HCA Healthcare, Inc.	Put	160.00	12/16/22	95	(56)
Humana Inc.	Put	440.00	01/20/23	47	(70)
Humana Inc.	Put	390.00	01/20/23	28	(15)
Intercontinental Exchange, Inc.	Put	90.00	10/21/22	152	(38)
Intuit Inc.	Put	390.00	10/21/22	34	(62)
Intuit Inc.	Put	370.00	10/21/22	113	(116)
Intuit Inc.	Put	370.00	01/20/23	31	(89)
Intuitive Surgical, Inc.	Put	180.00	10/21/22	72	(44)
Invesco DB Agriculture Fund	Call	27.00	10/21/22	803	—
Invesco DB Agriculture Fund	Put	19.00	10/21/22	803	(5)
Invesco QQQ Trust	Call	310.00	10/07/22	1,200	(2)
Invesco QQQ Trust	Call	315.00	10/14/22	478	(2)
Invesco QQQ Trust	Put	245.00	10/21/22	1,030	(229)
Invesco QQQ Trust	Put	225.00	10/21/22	73	(4)
Invesco QQQ Trust	Put	200.00	10/21/22	73	(1)
iShares China Large-Cap ETF	Call	34.00	12/16/22	2,155	(67)
iShares China Large-Cap ETF	Put	25.00	10/21/22	1,254	(68)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	10/21/22	657	(55)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	10/21/22	1,058	(182)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	68.00	10/21/22	79	(3)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	65.00	10/21/22	105	(1)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	63.00	11/18/22	115	(3)
iShares Russell 2000 ETF	Put	152.00	10/21/22	1,407	(218)
iShares Russell 2000 ETF	Put	140.00	10/21/22	58	(3)
iShares Semiconductor ETF	Put	290.00	03/17/23	47	(100)
Lululemon Athletica Canada Inc.	Put	290.00	11/18/22	106	(255)
Marathon Oil Corporation	Put	21.00	01/20/23	765	(161)
MasterCard Incorporated	Put	290.00	10/21/22	47	(57)
Merck & Co., Inc.	Call	100.00	01/20/23	272	(20)
Microsoft Corporation	Call	305.00	11/18/22	120	(4)
Microsoft Corporation	Call	295.00	12/16/22	122	(13)
Microsoft Corporation	Put	230.00	10/21/22	85	(56)
Microsoft Corporation	Put	250.00	10/21/22	225	(415)
Microsoft Corporation	Put	220.00	11/18/22	120	(93)
Microsoft Corporation	Put	220.00	12/16/22	122	(120)
Microsoft Corporation	Put	215.00	12/16/22	120	(100)
Microsoft Corporation	Put	200.00	01/20/23	156	(99)
Netflix, Inc.	Put	150.00	10/21/22	10	(1)
Northrop Grumman Corporation	Put	430.00	11/18/22	33	(31)
Otis Worldwide Corporation	Put	65.00	01/20/23	194	(90)
Palo Alto Networks, Inc.	Call	213.33	10/21/22	90	—
Palo Alto Networks, Inc.	Put	150.00	12/16/22	65	(47)
Salesforce, Inc.	Call	185.00	12/16/22	206	(33)
Salesforce, Inc.	Put	130.00	12/16/22	206	(137)
Salesforce, Inc.	Put	160.00	01/20/23	204	(460)
SAP SE	Put	80.00	12/16/22	116	(52)
ServiceNow, Inc.	Put	450.00	01/20/23	35	(293)
Shell PLC	Call	65.00	12/16/22	563	(11)
Shell PLC	Put	45.00	12/16/22	563	(103)
SPDR Gold Shares	Call	185.00	11/18/22	378	(3)
SPDR Gold Shares	Call	185.00	12/16/22	322	(9)
SPDR S&P 500 ETF Trust	Call	440.00	10/21/22	1,242	(1)
SPDR S&P 500 ETF Trust	Call	430.00	11/18/22	434	(9)
SPDR S&P 500 ETF Trust	Put	310.00	10/21/22	70	(6)
SPDR S&P 500 ETF Trust	Put	325.00	10/21/22	42	(7)
SPDR S&P 500 ETF Trust	Put	330.00	10/24/22	473	(115)
SPDR S&P 500 ETF Trust	Put	325.00	10/28/22	2,414	(588)
SPDR S&P 500 ETF Trust	Put	330.00	11/18/22	586	(325)
SPDR S&P 500 ETF Trust	Put	340.00	11/18/22	217	(167)
SPDR S&P 500 ETF Trust	Put	250.00	11/18/22	95	(6)
SPDR S&P 500 ETF Trust	Put	350.00	11/18/22	94	(100)
SPDR S&P 500 ETF Trust	Put	370.00	12/16/22	616	(1,403)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
SPDR S&P 500 ETF Trust	Put	340.00	12/16/22	93	(101)
SPDR S&P 500 ETF Trust	Put	310.00	12/16/22	701	(346)
SPDR S&P 500 ETF Trust	Put	315.00	12/16/22	79	(44)
TE Connectivity Ltd.	Put	110.00	01/20/23	131	(108)
Tesla Inc.	Call	360.00	11/18/22	75	(19)
Tesla Inc.	Call	350.00	11/18/22	56	(18)
Tesla Inc.	Call	350.00	12/16/22	135	(83)
Tesla Inc.	Put	240.00	10/21/22	381	(337)
Tesla Inc.	Put	233.33	10/21/22	21	(15)
Tesla Inc.	Put	240.00	11/18/22	124	(194)
Tesla Inc.	Put	220.00	11/18/22	56	(57)
Tesla Inc.	Put	220.00	12/16/22	135	(187)
The Charles Schwab Corporation	Put	65.00	12/16/22	224	(57)
The Home Depot, Inc.	Put	280.00	10/21/22	94	(100)
The Walt Disney Company	Put	110.00	10/21/22	133	(209)
The Walt Disney Company	Put	95.00	11/18/22	288	(176)
The Walt Disney Company	Put	95.00	12/16/22	144	(103)
The Walt Disney Company	Put	100.00	01/20/23	215	(230)
Tractor Supply Company	Put	165.00	01/20/23	75	(51)
UnitedHealth Group Incorporated	Call	600.00	12/16/22	59	(14)
UnitedHealth Group Incorporated	Put	480.00	10/21/22	60	(34)
Valero Energy Corporation	Call	120.00	01/20/23	267	(174)
Valero Energy Corporation	Put	75.00	01/20/23	133	(28)
VanEck Semiconductor ETF	Put	170.00	10/21/22	61	(16)
VanEck Semiconductor ETF	Put	140.00	10/21/22	51	(1)
Visa Inc.	Put	185.00	10/21/22	79	(73)
Visa Inc.	Put	180.00	10/21/22	78	(51)
Visa Inc.	Put	170.00	12/16/22	112	(81)
Visa Inc.	Put	180.00	01/20/23	131	(172)
XPO Logistics, Inc.	Put	45.00	01/20/23	130	(71)
					(15,738)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)	Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
GBP/USD Spot Rate	HSB	Put	One-touch	1.00	1.00	12/23/22	GBP	572,138	(69)
GBP/USD Spot Rate	MSC	Put	Down-and-in	0.98	1.03	11/01/22	GBP	6,250,121	(27)
									(96)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.38.V2, 06/20/27	GSC	Put		85.00	11/16/22		1,750,000	(3)
CDX.NA.HY.39, 12/20/27	BCL	Put		85.00	11/16/22		2,235,000	(6)
CDX.NA.IG.39, 12/20/27	GSC	Put		145.00	10/19/22		6,035,000	—
ITRAXX.EUR.XO.37, 06/20/27	BCL	Put		575.00	10/19/22	EUR	7,735,000	(146)
								(155)
Foreign Currency Options
EUR/CHF Spot Rate	JPM	Put	CHF	0.91	11/25/22	EUR	13,640,180	(26)
EUR/USD Spot Rate	DUB	Put		0.98	10/13/22	EUR	15,410,000	(118)
EUR/USD Spot Rate	JPM	Put		0.96	10/20/22	EUR	20,006,653	(88)
USD/CNH Spot Rate	GSC	Call	CNH	7.05	10/27/22		30,824,994	(498)
USD/CNH Spot Rate	GSC	Call	CNH	7.15	11/11/22		18,864,279	(195)
								(925)
Interest Rate Swaptions
3M LIBOR, 10/31/24	MSC	Call		2.47	10/27/22		37,715,682	—
3M LIBOR, 02/17/25	MSC	Call		1.40	02/15/23		82,096,839	(10)
3M LIBOR, 03/20/24	MSC	Call		0.40	03/16/23		214,206,461	(2)
3M LIBOR, 03/20/24	MSC	Call		0.60	03/16/23		214,206,461	(3)
3M LIBOR, 11/02/32	CIT	Put		2.88	10/31/22		19,310,779	(1,136)
3M LIBOR, 05/09/33	CIT	Put		3.75	05/05/23		19,372,821	(488)
3M LIBOR, 10/28/32	GSC	Put		3.05	10/26/22		18,965,459	(857)
3M LIBOR, 11/04/32	GSC	Put		2.92	11/02/22		19,429,450	(1,084)
3M LIBOR, 11/15/32	GSC	Put		2.90	11/10/22		30,998,402	(1,791)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
3M LIBOR, 11/28/32	GSC	Put		3.20	11/23/22		18,157,068	(683)
3M LIBOR, 02/13/24	GSC	Put		4.40	02/09/23		304,806,523	(1,201)
3M LIBOR, 03/10/25	GSC	Put		4.03	03/08/23		151,588,612	(1,430)
3M LIBOR, 03/27/33	GSC	Put		3.27	03/23/23		60,912,041	(2,567)
3M LIBOR, 05/15/33	GSC	Put		3.57	05/11/23		36,789,692	(1,165)
3M LIBOR, 10/06/27	MSC	Put		2.91	10/04/22		40,585,940	(1,637)
3M LIBOR, 02/17/25	MSC	Put		2.70	02/15/23		82,096,839	(2,310)
3M LIBOR, 02/17/25	MSC	Put		2.60	02/15/23		82,096,839	(2,455)
3M LIBOR, 03/09/24	MSC	Put		4.50	03/07/23		149,839,000	(572)
3M LIBOR, 04/12/33	MSC	Put		3.40	04/06/23		20,284,902	(744)
3M LIBOR, 04/20/33	MSC	Put		3.45	04/18/23		19,908,045	(721)
6M EURIBOR, 04/03/24	GSC	Put		3.22	04/03/23	GBP	160,119,978	(4,475)
6M EURIBOR, 05/04/24	GSC	Put		1.75	05/02/23	EUR	226,222,929	(2,928)
								(28,259)
Options on Securities
Amazon.com, Inc.	CIT	Put		80.00	01/20/23		380	(69)
BHP Group Limited	GSC	Call	GBP	26.00	11/18/22		51	(16)
BHP Group Limited	GSC	Put	GBP	19.60	11/18/22		101	(44)
BNP Paribas	JPM	Put	EUR	45.00	11/18/22		512	(160)
COMMERZBANK Aktiengesellschaft	MSC	Put	EUR	7.20	12/16/22		742	(45)
Glencore PLC	GSC	Put	GBP	4.41	01/20/23		186	(60)
LVMH Moet Hennessy Louis Vuitton	UBS	Call	EUR	750.00	10/21/22		24	—
LVMH Moet Hennessy Louis Vuitton	MSC	Put	EUR	550.00	12/16/22		28	(212)
LVMH Moet Hennessy Louis Vuitton	UBS	Put	EUR	520.00	12/16/22		29	(35)
Rio Tinto PLC	UBS	Call	GBP	56.00	11/18/22		17	(12)
Rio Tinto PLC	UBS	Put	GBP	41.65	11/18/22		35	(28)
Siemens Aktiengesellschaft	JPM	Put	EUR	88.00	12/16/22		262	(73)
Societe Generale	CSI	Put	EUR	21.00	11/18/22		798	(128)
								(882)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	10/20/22	AUD	9,911	6,341	(508)
AUD/USD	MSC	10/20/22	AUD	14,351	9,182	(553)
AUD/USD	BCL	11/18/22	AUD	51,530	32,982	(3,222)
BRL/USD	JPM	12/02/22	BRL	56,181	10,273	(407)
CAD/USD	BNP	10/20/22	CAD	8,127	5,883	(314)
CAD/USD	DUB	10/20/22	CAD	22,893	16,572	(1,140)
CHF/USD	JPM	11/18/22	CHF	46,087	46,910	(1,969)
CHF/USD	CIT	12/15/22	CHF	6,114	6,243	(44)
CNY/USD	BOA	10/20/22	CNY	35,930	5,070	(80)
CNY/USD	JPM	12/21/22	CNY	29,902	4,232	(17)
CNY/USD	MSC	12/21/22	CNY	21,822	3,089	(34)
DKK/USD	JPM	12/15/22	DKK	67,284	8,920	232
DKK/USD	MSC	12/15/22	DKK	17,097	2,267	(51)
EUR/USD	BOA	10/20/22	EUR	20,717	20,326	(1,015)
EUR/USD	BNP	11/18/22	EUR	100,397	98,712	(2,281)
EUR/USD	DUB	11/18/22	EUR	14,903	14,653	(599)
EUR/USD	BCL	12/21/22	EUR	3,064	3,022	(27)
EUR/USD	JPM	12/21/22	EUR	4,597	4,533	(40)
GBP/EUR	UBS	12/15/22	EUR	(6,342)	(6,251)	(72)
GBP/USD	JPM	11/18/22	GBP	8,738	9,763	(803)
IDR/USD	HSB	10/19/22	IDR	52,838,077	3,468	(21)
JPY/EUR	JPM	10/20/22	EUR	(20,587)	(20,199)	(121)
JPY/USD	HSB	10/05/22	JPY	3,805,950	26,299	(26)
JPY/USD	HSB	10/05/22	JPY	2,839	20	—
JPY/USD	HSB	11/18/22	JPY	2,005,148	13,918	(139)
JPY/USD	MSC	11/18/22	JPY	5,563,774	38,620	(3,046)
JPY/USD	UBS	11/18/22	JPY	16,708,999	115,981	(631)
KRW/USD	UBS	11/23/22	KRW	16,404,484	11,481	(904)
MXN/USD	CIT	10/20/22	MXN	7,087	351	10
MXN/USD	DUB	10/20/22	MXN	162,661	8,052	219
MXN/USD	GSC	10/20/22	MXN	142,619	7,060	(7)
NOK/CHF	UBS	11/18/22	CHF	(13,789)	(14,035)	(1,036)
NZD/USD	DUB	12/15/22	NZD	2,871	1,607	(123)
PLN/USD	MSC	12/15/22	PLN	7,225	1,440	(77)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
SEK/USD	DUB	12/15/22	SEK	32,879	2,976	89
SGD/USD	CIT	12/15/22	SGD	2,809	1,958	9
SGD/USD	HSB	12/15/22	SGD	2,767	1,929	5
SGD/USD	MSC	12/15/22	SGD	2,809	1,958	14
USD/BRL	GSC	12/02/22	BRL	(36,978)	(6,761)	381
USD/CNY	DUB	10/20/22	CNY	(144,778)	(20,430)	1,050
USD/CNY	BOA	12/21/22	CNY	(37,034)	(5,242)	(94)
USD/CNY	DUB	12/21/22	CNY	(182)	(26)	(1)
USD/CNY	HSB	12/21/22	CNY	(4,874)	(690)	(6)
USD/CNY	HSB	12/21/22	CNY	(86,645)	(12,264)	117
USD/CNY	JPM	12/21/22	CNY	(28,292)	(4,004)	(30)
USD/EUR	BOA	11/18/22	EUR	(29,579)	(29,083)	583
USD/EUR	BNP	12/21/22	EUR	(4,592)	(4,529)	(27)
USD/EUR	JPM	12/21/22	EUR	(4,581)	(4,518)	(37)
USD/GBP	BOA	12/21/22	GBP	(4,022)	(4,497)	(187)
USD/GBP	MSC	12/21/22	GBP	(34)	(38)	(2)
USD/HKD	DUB	10/20/22	HKD	(113,807)	(14,504)	26
USD/HKD	JPM	11/18/22	HKD	(113,139)	(14,428)	24
USD/INR	CIT	12/15/22	INR	(1,111,518)	(13,568)	283
USD/JPY	JPM	10/11/22	JPY	(1,102,450)	(7,622)	400
USD/JPY	JPM	10/17/22	JPY	(738,150)	(5,107)	268
USD/JPY	HSB	11/14/22	JPY	(4,538,750)	(31,490)	2,347
USD/JPY	HSB	11/21/22	JPY	(9,456,350)	(65,661)	4,652
USD/JPY	HSB	11/28/22	JPY	(2,577,650)	(17,913)	1,095
USD/JPY	MSC	12/12/22	JPY	(3,860,050)	(26,878)	879
USD/JPY	BOA	01/06/23	JPY	(17,481,750)	(122,198)	2,563
USD/JPY	HSB	01/11/23	JPY	(3,805,950)	(26,622)	19
USD/NOK	DUB	10/20/22	NOK	(74,993)	(6,888)	685
USD/SEK	DUB	12/15/22	SEK	(81,727)	(7,397)	326
ZAR/USD	MSC	12/15/22	ZAR	26,023	1,428	(56)
					54,676	(3,471)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(354)
BRAZIBOR (A)	Paying	JPM	9.54	(A)	01/02/25	BRL	48,067	—	(350)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(379)
								—	(1,083)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Bombardier Inc. (Q)	BCL	N/A	5.00	06/20/23	1,422	(9)	206	(215)
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	6	3	3
Ford Motor Company (Q)	CIT	N/A	5.00	06/20/27	125	(3)	(6)	3
Ford Motor Company (Q)	JPM	N/A	5.00	06/20/27	265	(7)	(27)	20
Ford Motor Company (Q)	CIT	N/A	5.00	12/20/27	560	(14)	(34)	20
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	212	5	5	—
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	3	3	—
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	3	3	—
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	06/20/24	70	13	9	4
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/24	60	12	8	4
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/25	130	38	37	1
Staples, Inc. (Q)	BCL	N/A	5.00	06/20/24	125	16	13	3
					3,497	63	220	(157)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AB Sagax (MT)	CIT	OBFR -0.25% (M)	TBD	(3,746)	(61)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Adecco Group AG (MT)	CIT	OBFR -0.26% (M)	TBD	(6,235)	(180)	7
Aegon N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(90,142)	(397)	35
Aktiebolaget Electrolux (MT)	CIT	OBFR -0.25% (M)	TBD	(19,353)	(203)	(8)
Allkem Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(22,476)	(229)	30
Alpargatas S.A. (MT)	JPM	OBFR -1.00% (M)	TBD	(3,002)	(12)	—
Alstom (MT)	JPM	OBFR -0.42% (M)	TBD	(9,917)	(201)	39
AMP Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(391,367)	(296)	23
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(847)	(52)	(2)
Beiersdorf Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(4,647)	(452)	(7)
Big Hit Entertainment Co., Ltd. (MT)	CIT	OBFR -0.51% (M)	TBD	(1,231)	(130)	14
Bilibili Inc (MT)	CIT	OBFR -0.30% (M)	TBD	(24,160)	(399)	31
Broadridge Financial Solutions, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,980)	(338)	51
BT Group PLC (M)	CIT	OBFR -0.25% (M)	TBD	(51,965)	(79)	8
Caesars Entertainment, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,808)	(68)	10
CarMax, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,167)	(173)	30
CD Projekt S.A. (MT)	JPM	OBFR -1.20% (M)	TBD	(9,229)	(160)	(26)
Celltrion Healthcare Co. Ltd. (M)	CIT	OBFR -0.71% (M)	TBD	(1,941)	(89)	(3)
China Overseas Land & Investment Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(123,000)	(338)	12
China Southern Airlines Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(214,000)	(113)	—
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(211,932)	(409)	23
CK Asset Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(42,500)	(288)	28
Coinbase Global, Inc. (MT)	CIT	OBFR -2.16% (M)	TBD	(6,045)	(380)	(10)
Country Garden Holdings Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(513,718)	(144)	25
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(8,667)	(398)	76
Dish Network Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(35,479)	(628)	138
Dollar Tree, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,617)	(512)	20
DXC Technology Company (MT)	JPM	OBFR -0.15% (M)	TBD	(17,650)	(469)	38
EPAM Systems, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(298)	(109)	1
ETSY, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,437)	(140)	(4)
Fastighets AB Balder (MT)	CIT	OBFR -0.25% (M)	TBD	(72,152)	(309)	18
Ferrovial, S.A. (M)	CIT	OBFR -0.26% (M)	TBD	(5,299)	(123)	1
Fiserv, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,148)	(227)	26
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(87)	16
Geely Automobile Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(96,000)	(169)	37
Hitachi Metals, Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(10,500)	(154)	(4)
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(11,430)	(219)	25
ILJIN MATERIALS CO., Ltd (MT)	JPM	OBFR -0.63% (M)	TBD	(3,292)	(158)	42
Illumina, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,264)	(435)	4
Informa Jersey Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(16,972)	(107)	7
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(38,094)	(240)	16
International Business Machines Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(5,757)	(740)	47
Just Eat Takeaway.Com N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(23,084)	(349)	(17)
Kakao Corp. (MT)	CIT	OBFR -0.35% (M)	TBD	(5,245)	(224)	15
Kanzhun Limited (MT)	CIT	OBFR -0.15% (M)	TBD	(4,721)	(91)	11
Kuaishou Technology (MT)	CIT	OBFR -0.30% (M)	TBD	(22,100)	(156)	13
Lamb Weston Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,476)	(271)	2
Las Vegas Sands Corp. (MT)	CIT	OBFR -0.15% (M)	TBD	(12,407)	(438)	(27)
Lennar Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(2,592)	(197)	4
Leonardo S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(16,094)	(129)	14
Li Ning Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(26,000)	(216)	18
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.50% (M)	TBD	(85)	(0)	—
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.50% (M)	TBD	(27,632)	(329)	15
Longfor Properties Co. Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(65,000)	(213)	27
Magazine Luiza S.A. (MT)	JPM	OBFR -4.00% (M)	TBD	(602,141)	(495)	(9)
Marvell Technology, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,379)	(396)	37
MicroPort Scientific Corporation (M)	CIT	OBFR -0.36% (M)	TBD	(60,100)	(106)	3
Money Forward, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(10,400)	(236)	14
Nc Soft Co., Ltd. (MT)	CIT	OBFR -0.35% (M)	TBD	(778)	(191)	3
Nexi S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(13,791)	(118)	6
Nielsen Holdings PLC (MT)	JPM	OBFR -0.15% (M)	TBD	(18,866)	(524)	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Norwegian Cruise Line Holdings Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(33,213)	(478)	101
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(28,920)	(235)	82
Olympus Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(16,800)	(357)	35
Open House Group Co.,Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(5,300)	(190)	9
Orion Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(6,519)	(287)	12
OZ Minerals Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(13,824)	(243)	14
PACCAR Inc (M)	JPM	OBFR -0.15% (M)	TBD	(5,021)	(434)	14
Paramount Global (MT)	CIT	OBFR -0.15% (M)	TBD	(21,843)	(456)	35
PerkinElmer, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,819)	(523)	65
Pilbara Minerals Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(91,805)	(262)	(5)
POSCO Chemical Co., Ltd. (M)	JPM	OBFR -1.11% (M)	TBD	(5,292)	(648)	93
PPG Industries, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,748)	(308)	4
Prosus N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(6,287)	(340)	6
PulteGroup, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(13,507)	(526)	17
Quanta Services, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,659)	(225)	14
Rolls-Royce PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(90,958)	(75)	4
Ross Stores, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,929)	(731)	62
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -0.44% (M)	TBD	(171,000)	(296)	25
Shaw Communications Inc. (MT)	JPM	OBFR -0.27% (M)	TBD	(15,260)	(395)	23
Siemens Healthineers AG (MT)	CIT	OBFR -0.26% (M)	TBD	(8,294)	(337)	(23)
Snap Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(13,628)	(143)	9
Steris Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(4,046)	(829)	155
Sunny Optical Technology (Group) Company Limited (M)	CIT	OBFR -0.30% (M)	TBD	(7,600)	(82)	9
SWECO Civil AB (MT)	CIT	OBFR -0.25% (M)	TBD	(3,777)	(32)	—
Swedish Match AB (MT)	JPM	OBFR -0.30% (M)	TBD	(28,536)	(288)	5
Take-Two Interactive Software, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,659)	(305)	15
Teledyne Technologies Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(1,376)	(495)	31
Tokyo Electric Power Company Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(28,600)	(100)	8
Viatris Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(22,071)	(197)	9
Vonovia SE (MT)	JPM	OBFR -0.26% (M)	TBD	(5,938)	(152)	23
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(692,200)	(927)	138
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(56,400)	(258)	21
Zoom Video Communications, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,353)	(185)	12
						1,966

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (M)	SOFR -3.50% (M)	BNP	10/26/22	2,846	—	5
iShares iBoxx $ High Yield Corporate Bond ETF (M)	SOFR -2.00% (M)	BNP	10/17/22	8,028	—	(304)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	SOFR -0.20% (M)	BNP	12/16/22	6,799	—	(319)
SPDR Bloomberg High Yield Bond ETF (M)	SOFR -0.20% (M)	BNP	12/16/22	9,632	—	(473)
SPDR Bloomberg High Yield Bond ETF (M)	SOFR -0.45% (M)	BNP	12/16/22	1,462	—	(65)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	SOFR -1.75% (M)	CIT	12/16/22	389	—	(16)
SPDR Bloomberg High Yield Bond ETF (M)	SOFR +0.15% (M)	CIT	12/16/22	2,532	—	(105)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	SOFR -1.25% (M)	GSC	12/16/22	9,043	—	(387)
SPDR Bloomberg High Yield Bond ETF (M)	SOFR -0.25% (M)	GSC	12/16/22	2,509	—	(110)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	SOFR -1.70% (M)	JPM	12/16/22	7,638	—	(339)
					—	(2,113)
Total return swap agreements - paying return
EQUITY
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.40% (Q)	CIT	12/16/22	(5,908)	—	275
Pitney Bowes Inc. (Q)	SOFR -0.25% (Q)	CIT	12/27/22	(17)	—	8
					—	283

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,004,210	384,851	3,441	1,392,502
Government And Agency Obligations	—	400,072	—	400,072
Corporate Bonds And Notes	—	227,419	7,579	234,998
Non-U.S. Government Agency Asset-Backed Securities	—	123,445	—	123,445
Investment Companies	71,887	—	—	71,887
Senior Floating Rate Instruments	—	40,147	1,382	41,529
Preferred Stocks	18,680	—	—	18,680
Trust Preferreds	2,682	—	—	2,682
Warrants	276	—	6	282
Short Term Investments	325,108	320,146	—	645,254
	1,422,843	1,496,080	12,408	2,931,331
Liabilities - Securities
Common Stocks	(1,070)	(2,775)	—	(3,845)
	(1,070)	(2,775)	—	(3,845)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	193	—	193
Futures Contracts	21,094	—	—	21,094
Centrally Cleared Interest Rate Swap Agreements	—	30,741	—	30,741
Centrally Cleared Credit Default Swap Agreements	—	373	—	373
Exchange Traded Purchased Options	11,493	—	—	11,493
OTC Purchased Options	—	8,428	—	8,428
Open Forward Foreign Currency Contracts	—	16,276	—	16,276
OTC Credit Default Swap Agreements	—	58	—	58
OTC Contracts for Difference	—	2,112	—	2,112
OTC Total Return Swap Agreements	5	283	—	288
	32,592	58,464	—	91,056
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(27)	—	(27)
Futures Contracts	(15,752)	—	—	(15,752)
Centrally Cleared Interest Rate Swap Agreements	—	(21,617)	—	(21,617)
Centrally Cleared Credit Default Swap Agreements	—	(4,842)	—	(4,842)
Exchange Traded Written Options	(15,741)	—	—	(15,741)
OTC Written Options	—	(30,290)	—	(30,290)
Open Forward Foreign Currency Contracts	—	(19,747)	—	(19,747)
OTC Interest Rate Swap Agreements	—	(1,083)	—	(1,083)
OTC Credit Default Swap Agreements	—	(215)	—	(215)
OTC Contracts for Difference	—	(146)	—	(146)
OTC Total Return Swap Agreements	(2,118)	—	—	(2,118)
	(33,611)	(77,967)	—	(111,578)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.8%
United States of America 43.2%
AGCO Corporation	274	26,326
Albemarle Corporation	107	28,185
Alcoa Corporation	354	11,923
Archer-Daniels-Midland Company	434	34,925
Bunge Limited	303	24,984
CF Industries Holdings, Inc.	691	66,499
Chevron Corporation	298	42,813
ConocoPhillips	368	37,682
Darling Ingredients Inc. (a)	255	16,885
Deere & Company	117	38,925
EOG Resources, Inc.	173	19,305
Exxon Mobil Corporation	1,018	88,916
FMC Corporation	271	28,653
Freeport-McMoRan Inc.	1,488	40,665
Hess Corporation	131	14,315
Kinder Morgan, Inc.	1,620	26,958
Newmont Corporation	440	18,507
Packaging Corporation of America	112	12,589
		579,055
Canada 17.8%
Canadian Natural Resources Limited	548	25,509
Cenovus Energy Inc.	868	13,327
Equinox Gold Corp. (a) (b)	30	108
First Quantum Minerals Ltd	1,517	25,748
Franco-Nevada Corporation	105	12,586
Marathon Gold Corporation (a) (b)	166	128
Nutrien Ltd.	844	70,414
Pure Gold Mining Inc. (a)	427	43
Stelco Holdings Inc. (b)	645	16,073
Teck Resources Limited - Class B (b)	1,318	40,068
Wheaton Precious Metals Corp. (b)	1,047	33,870
		237,874
Netherlands 8.6%
Koninklijke DSM N.V.	127	14,405
Shell PLC - Class A	4,034	100,790
		115,195
Switzerland 7.1%
Glencore PLC	18,139	95,502
France 4.4%
TotalEnergies SE (b)	1,258	59,046
United Kingdom 4.3%
Anglo American PLC	343	10,328
BP P.L.C.	9,967	47,699
		58,027
Finland 2.2%
UPM-Kymmene Oyj	932	29,579
Chile 2.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	314	28,476
Norway 2.1%
Equinor ASA	195	6,392
Norsk Hydro ASA	3,971	21,308
		27,700
Brazil 1.7%
Vale S.A. - ADR	1,721	22,929
Ireland 1.2%
Kerry Group Public Limited Company - Class A	173	15,367
Luxembourg 1.0%
ArcelorMittal - ADR (b)	681	13,557
Italy 0.7%
Eni S.p.A.	892	9,484
Australia 0.4%
BHP Group Limited	218	5,431
Woodside Energy Group Ltd	1	31
		5,462
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (c) (d)	2,846	—
Public Joint Stock Society Polyus (c) (d)	106	—
Total Common Stocks (cost $1,477,904)		1,297,253
SHORT TERM INVESTMENTS 6.6%
Securities Lending Collateral 4.7%
JNL Securities Lending Collateral Fund, 2.88% (e) (f)	62,639	62,639
Investment Companies 1.9%
JNL Government Money Market Fund, 2.68% (e) (f)	25,729	25,729
Total Short Term Investments (cost $88,368)		88,368
Total Investments 103.4% (cost $1,566,272)		1,385,621
Other Assets and Liabilities, Net (3.4)%		(45,008)
Total Net Assets 100.0%		1,340,613

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	01/16/07	25,117	—	—
Public Joint Stock Society Polyus	01/16/07	15,311	—	—
		40,428	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	881,891	415,362	—	1,297,253
Short Term Investments	88,368	—	—	88,368
	970,259	415,362	—	1,385,621

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 96.3%
Information Technology 39.5%
Advanced Micro Devices, Inc. (a)	259	16,443
Adyen B.V. (a) (b)	9	11,069
Apple Inc.	1,921	265,521
ASML Holding N.V. - ADR	194	80,555
Bill.Com Holdings Inc. (a)	182	24,058
Cadence Design Systems, Inc. (a)	253	41,338
Intuit Inc.	344	133,180
Marvell Technology, Inc.	1,506	64,602
MasterCard Incorporated - Class A	257	73,143
Microsoft Corporation	1,105	257,448
MongoDB, Inc. - Class A (a)	31	6,192
NVIDIA Corporation	384	46,655
ServiceNow, Inc. (a)	203	76,602
Visa Inc. - Class A	794	141,031
		1,237,837
Consumer Discretionary 20.0%
Amazon.com, Inc. (a)	2,240	253,125
Chipotle Mexican Grill, Inc. (a)	31	46,763
Evolution AB (publ) (b)	604	47,901
LVMH Moet Hennessy Louis Vuitton	156	91,302
Nike, Inc. - Class B	697	57,961
Tesla Inc. (a)	484	128,310
		625,362
Health Care 16.8%
AstraZeneca PLC - ADR	888	48,722
Danaher Corporation	343	88,486
IDEXX Laboratories, Inc. (a)	130	42,505
Intuitive Surgical, Inc. (a)	282	52,901
Lonza Group AG	85	41,185
Thermo Fisher Scientific Inc.	169	85,677
UnitedHealth Group Incorporated	220	110,919
Zoetis Inc. - Class A	368	54,507
		524,902
Communication Services 6.7%
Alphabet Inc. - Class A (a)	1,614	154,395
Match Group, Inc. (a)	1,149	54,860
		209,255
Financials 5.1%
Blackstone Inc. - Class A	377	31,573
MSCI Inc. - Class A	77	32,490
S&P Global Inc.	310	94,560
		158,623
Industrials 4.2%
Cintas Corporation	81	31,466
TransDigm Group Incorporated (a)	138	72,247
Waste Connections, Inc.	200	27,062
		130,775
Energy 1.9%
Cheniere Energy, Inc.	279	46,352
EQT Corporation	335	13,664
		60,016
Materials 1.2%
The Sherwin-Williams Company	188	38,500
Real Estate 0.9%
ProLogis Inc.	287	29,138
Total Common Stocks (cost $2,892,553)		3,014,408
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund, 2.68% (c) (d)	110,660	110,660
Total Short Term Investments (cost $110,660)		110,660
Total Investments 99.8% (cost $3,003,213)		3,125,068
Other Assets and Liabilities, Net 0.2%		6,036
Total Net Assets 100.0%		3,131,104

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/09/22	15,592	11,069	0.4
Evolution AB (publ)	10/01/21	80,440	47,901	1.5
		96,032	58,970	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	2,822,951	191,457	—	3,014,408
Short Term Investments	110,660	—	—	110,660
	2,933,611	191,457	—	3,125,068

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 94.4%
United Kingdom 22.2%
AstraZeneca PLC	263	28,965
Barclays PLC	14,887	23,750
BP P.L.C.	2,707	12,954
British American Tobacco P.L.C.	433	15,540
Compass Group PLC	1,172	23,340
GSK PLC	767	11,122
Reckitt Benckiser Group PLC	548	36,305
Relx PLC	669	16,353
Relx PLC	642	15,666
Rio Tinto PLC	253	13,703
Rolls-Royce PLC (a)	58,145	44,623
Unilever PLC	845	37,275
		279,596
France 17.0%
Alstom	1,518	24,623
AXA	1,284	28,154
BNP Paribas	215	9,024
Carrefour	795	11,014
Danone	648	30,492
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	238	27,249
Pernod Ricard	84	15,419
Sanofi	405	30,938
TotalEnergies SE	277	12,978
Valeo	349	5,288
VINCI	238	19,267
		214,446
Germany 8.5%
Bayer Aktiengesellschaft - Class N	350	16,129
Covestro AG (b)	63	1,807
Deutsche Telekom AG - Class N	1,157	19,703
RWE Aktiengesellschaft	653	23,855
SAP SE	463	37,765
Siemens Aktiengesellschaft - Class N	82	7,984
		107,243
Japan 8.3%
FANUC Corporation	228	31,872
Murata Manufacturing Co., Ltd.	416	19,055
Sumitomo Mitsui Financial Group, Inc.	563	15,628
Takeda Pharmaceutical Co Ltd	1,180	30,646
Tokyo Electron Limited	31	7,522
		104,723
Spain 7.1%
AENA, S.M.E., S.A. (a) (b)	177	18,306
Amadeus IT Group, S.A. (a) (b)	719	33,398
CaixaBank, S.A.	793	2,554
Iberdrola, Sociedad Anonima	1,446	13,461
Industria de Diseno Textil, S.A. (c)	1,035	21,342
		89,061
Italy 6.9%
Enel S.p.A	8,842	36,370
UniCredit S.p.A.	4,998	50,559
		86,929
Netherlands 5.7%
Akzo Nobel N.V.	509	28,816
ING Groep N.V.	2,900	24,890
Koninklijke Philips N.V.	1,195	18,479
		72,185
Switzerland 4.0%
Compagnie Financiere Richemont SA	37	3,443
Novartis AG - Class N	443	33,705
Zurich Insurance Group AG - Class N	33	12,980
		50,128
South Korea 3.9%
Samsung Electronics Co Ltd	904	33,384
SK Hynix Inc.	259	14,943
		48,327
Canada 3.0%
Alimentation Couche-Tard Inc.	312	12,549
Canadian National Railway Company	229	24,747
		37,296
Hong Kong 2.4%
Sands China Ltd. (a)	11,876	29,660
Ireland 1.8%
Ryanair Holdings Public Limited Company - ADR (a)	391	22,832
Sweden 1.4%
Swedbank AB - Class A	1,361	17,881
China 0.9%
Beijing Capital International Airport Co., Ltd. - Class H (a)	14,432	7,791
Tencent Holdings Limited	103	3,471
		11,262
Belgium 0.8%
Anheuser-Busch InBev	219	9,905
Luxembourg 0.5%
ArcelorMittal	330	6,610
Total Common Stocks (cost $1,512,917)		1,188,084
PREFERRED STOCKS 2.9%
Switzerland 2.9%
Roche Holding AG	114	37,224
Total Preferred Stocks (cost $39,440)		37,224
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund, 2.68% (d) (e)	40,872	40,872
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	444	444
Total Short Term Investments (cost $41,316)		41,316
Total Investments 100.6% (cost $1,593,673)		1,266,624
Other Assets and Liabilities, Net (0.6)%		(7,569)
Total Net Assets 100.0%		1,259,055

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/27/20	25,563	18,306	1.5
Amadeus IT Group, S.A.	05/07/20	44,517	33,398	2.7
Covestro AG	09/20/22	1,818	1,807	0.1
		71,898	53,511	4.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	HSB	10/05/22	HKD	(1,241)	(158)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	60,128	1,127,956	—	1,188,084
Preferred Stocks	37,224	—	—	37,224
Short Term Investments	41,316	—	—	41,316
	138,668	1,127,956	—	1,266,624
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.9%
Information Technology 37.0%
Adobe Inc. (a)	52	14,314
Apple Inc.	364	50,306
ASML Holding N.V. - ADR	28	11,447
Atlassian Corporation PLC - Class A (a)	78	16,407
Intel Corporation	325	8,375
Microsoft Corporation	330	76,780
NVIDIA Corporation	236	28,640
Palo Alto Networks, Inc. (a)	224	36,751
Paypal Holdings, Inc. (a)	283	24,353
Salesforce, Inc. (a)	183	26,356
Splunk Inc. (a)	167	12,521
Unity Software Inc. (a)	120	3,814
Visa Inc. - Class A	308	54,739
Workday, Inc. - Class A (a)	100	15,157
		379,960
Health Care 18.9%
Alcon AG	344	20,024
DexCom, Inc. (a)	202	16,301
Intuitive Surgical, Inc. (a)	90	16,795
Stryker Corporation	88	17,905
Thermo Fisher Scientific Inc.	75	38,219
UnitedHealth Group Incorporated	110	55,726
Zoetis Inc. - Class A	200	29,629
		194,599
Consumer Discretionary 14.8%
Advance Auto Parts, Inc.	100	15,596
Amazon.com, Inc. (a)	823	93,026
Aptiv PLC (a)	158	12,363
Nike, Inc. - Class B	198	16,424
Tractor Supply Company	77	14,367
		151,776
Industrials 10.8%
Eaton Corporation Public Limited Company	166	22,115
Raytheon Technologies Corporation	288	23,537
Uber Technologies, Inc. (a)	573	15,180
United Parcel Service, Inc. - Class B	155	24,963
W. W. Grainger, Inc.	52	25,216
		111,011
Communication Services 6.9%
Meta Platforms, Inc. - Class A (a)	240	32,615
Netflix, Inc. (a)	91	21,472
Sea Limited - Class A - ADR (a)	130	7,310
The Walt Disney Company (a)	106	10,036
		71,433
Financials 3.1%
Marsh & Mclennan Companies, Inc.	35	5,255
S&P Global Inc.	87	26,705
		31,960
Consumer Staples 2.5%
Monster Beverage 1990 Corporation (a)	294	25,536
Real Estate 1.6%
Equinix, Inc.	29	16,356
Materials 1.3%
The Sherwin-Williams Company	64	13,165
Total Common Stocks (cost $971,093)		995,796
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund, 2.68% (b) (c)	35,895	35,895
Total Short Term Investments (cost $35,895)		35,895
Total Investments 100.4% (cost $1,006,988)		1,031,691
Other Assets and Liabilities, Net (0.4)%		(4,540)
Total Net Assets 100.0%		1,027,151

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	995,796	—	—	995,796
Short Term Investments	35,895	—	—	35,895
	1,031,691	—	—	1,031,691

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.7%
Japan 22.4%
Advantest Corporation (a)	3	130
Aeon Co., Ltd.	6	106
Aeon Delight Co., Ltd.	—	6
AEON MALL Co., Ltd.	5	61
AGC Inc.	11	336
Ai Holdings Corporation	1	9
AICA Kogyo Co., Ltd.	17	359
Ajinomoto Co., Inc.	6	159
Alps Alpine Co., Ltd. (a)	46	335
Anritsu Corporation	28	309
Asahi Group Holdings, Ltd.	5	158
Asahi Intecc Co., Ltd.	3	43
Asahi Kasei Corporation	42	280
Bandai Namco Holdings Inc.	1	59
BayCurrent Consulting , Inc.	1	130
Bridgestone Corporation	5	161
Canon Inc.	4	90
Central Japan Railway Company	1	70
Chiyoda Corporation (b)	5	14
Chubu Electric Power Co., Inc.	6	53
Chugai Pharmaceutical Co., Ltd.	4	105
Concordia Financial Group, Ltd.	146	453
Cosmo Energy Holdings Co., Ltd.	1	36
CyberAgent, Inc.	7	60
Daicel Corporation.	60	356
Daifuku Co., Ltd.	1	61
Dai-ichi Life Holdings, Inc.	5	75
Daiichi Sankyo Company, Ltd	2	47
Daikin Industries, Ltd.	1	185
Daito Trust Construction Co., Ltd.	1	94
Daiwa House Industry Co., Ltd	7	147
Daiwa Securities Group Inc. (a)	20	79
DENSO Corporation	2	77
Dentsu Group Inc.	6	179
DIP Corporation	9	219
DISCO Corporation	1	111
DMG Mori Co., Ltd.	55	630
East Japan Railway Company	1	46
eGuarantee, Inc.	1	10
Eisai Co., Ltd.	1	43
Electric Power Development Co., Ltd. - Class D (a)	4	62
ENEOS Holdings, Inc. (a)	156	503
erex Co., Ltd.	1	17
Ezaki Glico Co., Ltd.	7	165
FANUC Corporation	—	42
Fast Retailing Co., Ltd.	—	211
FUJIFILM Holdings Corporation	2	87
Fujikura Ltd.	15	90
Fujitsu Limited	1	154
GMO Payment Gateway, Inc.	1	48
Hamamatsu Photonics K.K.	1	21
Hankyu Hanshin Holdings, Inc.	3	78
Harmonic Drive Systems Inc.	1	22
HASEKO Corporation	46	498
Hikari Tsushin,Inc.	—	12
Hirose Electric Co., Ltd.	—	39
Hitachi Metals, Ltd. (b)	—	5
Hitachi, Ltd.	10	418
Hokkaido Electric Power Co., Inc.	7	22
Honda Motor Co., Ltd. - ADR	1	16
Honda Motor Co., Ltd.	13	276
HORIBA, Ltd.	8	289
Hoya Corporation	2	201
IBIDEN Co., Ltd.	6	155
Idemitsu Kosan Co., Ltd.	14	304
IHI Corporation	8	167
INFRONEER Holdings Inc.	18	124
Inpex Corporation	20	192
Isuzu Motors Limited	21	237
ITOCHU Corporation	12	293
Japan Airport Terminal Co., Ltd. (b)	1	42
Japan Aviation Electronics Industry, Ltd.	1	10
Japan Exchange Group, Inc.	8	102
JAPAN PETROLEUM EXPLORATION CO ., LTD.	1	22
JAPAN POST HOLDINGS Co., Ltd.	12	77
Japan Tobacco Inc.	13	222
JEOL Ltd.	6	196
Jgc Holdings Corporation	58	720
JMDC Inc.	—	13
JSR Corporation	1	15
Kaleidoscape, Y.K.	5	102
Kanematsu Electronics Ltd.	—	8
Kao Corporation	3	106
KDDI Corporation	14	417
Keyence Corporation	1	198
Kikkoman Corporation	2	108
Kintetsu Group Holdings Co., Ltd.	2	67
Kirin Holdings Company, Ltd	3	40
Kobe Steel, Ltd. (a)	4	18
Komatsu Ltd.	9	173
Konami Holdings Corporation (a)	1	51
Konica Minolta, Inc. (a)	97	298
Kose Corporation	—	21
Kubota Corporation	4	57
KYOCERA Corporation	2	91
Kyowa Kirin Co., Ltd.	1	14
Kyushu Electric Power Co., Inc.	8	45
Lasertec Co., Ltd.	1	102
LIXIL Corporation	6	82
M3, Inc.	3	70
Mabuchi Motor Co., Ltd.	20	541
Maeda Kosen Co., Ltd.	—	9
MANI, Inc.	2	27
Marubeni Corporation	15	136
Marui Group Co.Ltd. (a)	16	260
Matsumotokiyoshi Holdings Co., Ltd.	1	26
Mazda Motor Corporation	5	33
Meiji Holdings Co., Ltd.	5	213
Mercari, Inc. (b)	1	16
Minebeamitsumi Inc.	7	108
MIRAIT Holdings Corporation	70	713
MISUMI Group Inc.	4	92
Mitsubishi Chemical Group Corporation	63	289
Mitsubishi Corporation	8	213
Mitsubishi Electric Corporation	9	81
Mitsubishi Estate Co., Ltd.	5	68
Mitsubishi Heavy Industries, Ltd.	4	126
Mitsubishi UFJ Financial Group Inc (a)	68	307
Mitsui & Co., Ltd.	6	122
Mitsui Chemicals, Inc.	9	177
Mitsui Fudosan Co., Ltd.	6	107
Mitsui O.S.K. Lines, Ltd. (a)	4	68
Mizuho Financial Group, Inc.	14	149
MonotaRO Co., Ltd.	4	57
MS&AD Insurance Group Holdings, Inc.	3	77
Murata Manufacturing Co., Ltd.	5	225
Nagase & Co., Ltd.	48	649
Nagoya Railroad Co., Ltd.	10	155
Nec Corporation	4	140
Net One Systems Co., Ltd.	18	358
NEXON Co., Ltd.	1	18
Nidec Corporation	2	95
Nihon M & A Center Inc.	25	287
Nintendo Co., Ltd.	7	284
Nippon Express Co., Ltd.	2	122
Nippon Gas Co., Ltd.	23	334
Nippon Paint Holdings Co., Ltd.	2	11
Nippon Steel Corporation (a)	12	169
Nippon Telegraph and Telephone Corporation	5	140
Nippon Yusen Kabushiki Kaisha (a)	18	306
Nissan Chemical Corporation	2	80
Nissan Motor Co., Ltd. (a)	19	61
Nissan Shatai Co., Ltd	3	14
Nitori Holdings Co., Ltd.	2	126
Nitto Denko Corporation	2	130
Nomura Holdings, Inc.	39	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Nomura Holdings, Inc. - ADR (a)	4	13
Nomura Research Institute Ltd	2	51
NTT DATA Corporation	6	78
OBIC Co., Ltd.	—	40
Ohsho Food Service Corporation	—	18
Olympus Corporation	6	109
OMRON Corporation	1	50
Ono Pharmaceutical Co., Ltd.	4	84
Open House Group Co., Ltd.	2	54
Oriental Land Co., Ltd.	—	27
ORIX Corporation	16	227
Osaka Gas Co., Ltd.	3	45
Otsuka Corporation	2	56
Otsuka Holdings Co., Ltd.	2	47
Pan Pacific International Holdings Corporation	6	113
Panasonic Holdings Corporation	31	219
Penta-Ocean Construction Co., Ltd.	74	372
Pigeon Corporation	15	216
Rakuten Group, Inc.	8	33
Recruit Holdings Co., Ltd.	8	228
Renesas Electronics Corporation (b)	10	87
Resona Holdings, Inc.	28	104
Ricoh Company, Ltd.	10	70
Ricoh Leasing Company, Ltd.	1	12
ROHM Co., Ltd.	1	85
Ryohin Keikaku Co., Ltd.	76	640
Samty Co., Ltd.	4	68
Sankyu Inc.	14	395
Santen Pharmaceutical Co., Ltd.	53	356
Sawai Group Holdings Co., Ltd	11	320
SBI Holdings, Inc.	2	41
Secom Co., Ltd.	2	92
Seiko Epson Corporation. (a)	11	147
Sekisui Chemical Co., Ltd.	17	203
Sekisui House, Ltd.	9	146
Seven & I Holdings Co., Ltd. (a)	6	256
SG Holdings Co., Ltd.	6	81
SHIFT, Inc. (b)	—	13
Shikoku Electric Power Company, Incorporated	15	74
Shimadzu Corporation	3	84
Shimano Inc.	1	93
Shin-Etsu Chemical Co., Ltd.	3	268
Shionogi & Co., Ltd.	—	10
Ship Healthcare Holdings, Inc.	21	392
Shiseido Company, Limited	1	49
Showa Denko K.K.	29	416
SMC Corporation	—	80
Softbank Corp. (a)	17	166
SoftBank Group Corp	21	724
Sojitz Corporation	32	475
Sompo Holdings, Inc.	5	191
Sony Group Corporation	10	665
Subaru Corporation.	12	176
SUMCO Corporation	12	136
Sumitomo Chemical Company, Limited	46	159
Sumitomo Corporation	5	68
Sumitomo Electric Industries, Ltd.	13	130
Sumitomo Metal Mining Co., Ltd.	9	247
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	16
Sumitomo Mitsui Financial Group, Inc.	7	191
Sumitomo Mitsui Trust Bank, Limited	5	134
Sumitomo Realty & Development Co., Ltd.	4	95
Sumitomo Rubber Industries, Ltd.	23	181
Suzuki Motor Corporation	3	77
Sysmex Corporation	1	75
Systena Corporation	74	207
T&D Holdings, lnc.	4	41
Taisei Corporation	3	83
Taiyo Yuden Co, Ltd	9	241
Takashimaya Company, Limited	33	388
Takeda Pharmaceutical Co Ltd	18	462
TBS Holdings, Inc.	2	16
TDK Corporation	12	353
TechnoPro Holdings, Inc.	23	481
Terumo Corporation	2	67
The Hachijuni Bank, Ltd.	81	267
The Shizuoka Bank, Ltd. (a) (c)	58	358
TIS Inc.	3	79
TKC Corporation	—	9
Toei Animation Co., Ltd.	—	9
Tokio Marine Holdings, Inc.	7	128
Tokyo Electric Power Company Holdings, Inc. (b)	20	64
Tokyo Electron Limited	1	197
Tokyo Gas Co., Ltd.	4	69
Tokyu Corporation	5	55
Tokyu Fudosan Holdings Corporation	91	475
Toray Industries, Inc.	24	119
Toshiba Corporation	2	75
TOTO Ltd.	2	80
Towa Pharmaceutical Co., Ltd. (a)	3	43
Toyota Industries Corporation	1	48
Toyota Motor Corporation	67	869
Toyota Tsusho Corporation	7	220
Trend Micro Incorporated	2	102
Tsumura & Co.	10	204
Ube Industries, Ltd. (a)	28	373
Unicharm Corporation	1	46
UNIZO Holdings Company, Limited	15	232
USEN-NEXT HOLDINGS Co., Ltd.	1	9
West Japan Railway Company	2	73
Yakult Honsha Co., Ltd.	1	52
Yamaha Corporation	1	39
Yamaha Motor Co., Ltd.	10	184
Yaskawa Electric Corporation	3	97
Yokogawa Electric Corporation	1	20
Z Holdings Corporation	8	22
Zenkoku Hosho Co., Ltd.	11	359
		39,847
Canada 11.9%
Agnico Eagle Mines Limited	6	260
Algonquin Power & Utilities Corp. (a)	6	61
Alimentation Couche-Tard Inc.	4	153
Altus Group Limited	1	23
ARC Resources Ltd. (a)	25	304
ATS Automation Tooling Systems Inc. (b)	6	150
Bank of Montreal	10	889
Barrick Gold Corporation	9	138
BCE Inc. (a)	5	230
BCE Inc.	1	21
BlackBerry Limited (b)	4	17
Bombardier Inc. - Class B (a) (b)	2	31
Boralex Inc. - Class A	7	212
Brookfield Asset Management Inc. - Class A	1	45
Brookfield Asset Management Reinsurance Partners Ltd. - Class A	—	—
Brookfield Infrastructure Corporation - Class A	—	3
BRP Inc.	1	86
CAE Inc. (b)	3	38
Cameco Corporation	2	45
Canadian Imperial Bank of Commerce (a)	7	328
Canadian National Railway Company	3	270
Canadian Natural Resources Limited	14	654
Canadian Pacific Railway Limited	2	133
Canadian Tire Corporation, Limited - Class A	3	289
Canadian Utilities Limited - Class A	1	29
Capital Power Corporation	3	109
Cenovus Energy Inc.	20	308
CGI Inc. - Class A (b)	3	262
CGI Inc. - Class A (b)	—	29
Colliers International Group Inc.	—	9
Constellation Software Inc.	—	278
Crescent Point Energy Corp.	63	387
Dollarama Inc.	3	184
Element Fleet Management Corp.	69	818
Emera Incorporated (a)	1	40
Enbridge Inc.	8	286
Enerplus Corporation	58	814
Fairfax Financial Holdings Limited	1	365
Finning International Inc.	10	181
First Majestic Silver Corp. (a)	19	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
First Quantum Minerals Ltd	7	116
FirstService Corporation	2	179
Fortis Inc.	1	40
Fortis Inc.	3	132
Franco-Nevada Corporation	1	72
Freehold Royalties Ltd. (a)	8	87
Great-West Lifeco Inc.	3	55
Groupe WSP Global Inc.	1	100
iA Societe Financiere Inc.	5	234
Imperial Oil Limited	3	148
Innergex Energie Renouvelable Inc.	3	42
Intact Financial Corporation	2	241
Keyera Corp.	7	135
Kinross Gold Corporation	55	207
Lightspeed Commerce Inc. (b)	—	5
Linamar Corporation	5	213
Loblaw Companies Limited	3	238
Magna International Inc.	—	14
Magna International Inc.	7	350
Manulife Financial Corporation	10	159
Methanex Corporation	21	674
National Bank of Canada	12	754
Northland Power Inc.	16	469
Nutrien Ltd.	8	685
ONEX Corporation	8	366
Open Text Corporation	10	267
Pan American Silver Corp.	6	88
Pembina Pipeline Corporation	3	88
Prairiesky Royalty Ltd. (a)	14	175
Premium Brands Holdings Corporation (a)	1	37
Restaurant Brands International Limited Partnership	5	271
Rogers Communications Inc. - Class B	6	219
Royal Bank of Canada	—	33
Royal Bank of Canada	14	1,301
Shaw Communications Inc. - Class B	3	62
Shopify Inc. - Class A (b)	—	10
Stantec Inc.	3	132
Stella-Jones Inc.	8	234
Sun Life Financial Inc.	5	215
Suncor Energy Inc.	25	691
TC Energy Corporation (a)	2	81
Teck Resources Limited - Class B	13	386
The Bank of Nova Scotia	10	461
The Descartes Systems Group Inc. (b)	—	19
The Toronto-Dominion Bank (a)	3	192
The Toronto-Dominion Bank (a)	9	558
Thomson Reuters Corporation	—	31
TMX Group Limited	2	156
Tourmaline Oil Corp	1	35
Tricon Residential Inc.	13	117
Waste Connections, Inc. (a)	1	95
West Fraser Timber Co. Ltd.	5	340
Wheaton Precious Metals Corp.	1	46
Yamana Gold Inc.	130	587
		21,264
United Kingdom 11.4%
3i Group plc	37	448
Anglo American PLC	19	567
Ashtead Group Public Limited Company	5	237
Associated British Foods PLC	5	76
AstraZeneca PLC - ADR	6	327
Aviva PLC	41	176
Babcock International Group PLC (b)	59	181
BAE Systems PLC	42	365
Barclays PLC	155	248
Barclays PLC - ADR	6	36
Barratt Developments P L C	127	482
Beazley Ireland Holdings PLC	77	480
BP P.L.C. - ADR	8	231
BP P.L.C.	181	865
British American Tobacco P.L.C.	14	487
Britvic PLC	56	447
BT Group PLC	186	251
Bunzl Public Limited Company	4	119
Centrica PLC	267	210
Close Brothers Group PLC	57	583
Compass Group PLC	11	218
Croda International Public Limited Company	2	170
DCC Public Limited Company	2	80
Dechra Pharmaceuticals PLC	1	32
Diageo PLC - ADR	1	211
Diageo PLC	8	344
Diploma PLC	2	59
Endeavour Mining Corporation	12	213
Entain PLC	1	18
Experian PLC	10	283
Ferguson PLC	3	291
Fevertree Drinks PLC	1	11
Fiat Chrysler Automobiles N.V.	32	381
Games Workshop Group PLC	7	473
GSK PLC	25	366
GSK PLC - ADR	1	24
Haleon PLC (b)	32	98
Haleon PLC - ADR (b)	1	6
Halma Public Limited Company	1	22
Harbour Energy PLC	22	111
Hays PLC	299	340
Hiscox Ltd.	27	263
Howden Joinery Group PLC	38	214
HSBC Holdings PLC - ADR (a)	8	212
HSBC Holdings PLC	75	387
IG Group Holdings PLC	16	132
Imperial Brands PLC	21	425
Informa Jersey Limited	24	135
Intertek Group Plc	2	90
ITV PLC	69	44
Jet2 PLC (b)	8	59
Johnson Matthey PLC	13	262
Kainos Group PLC	1	16
Legal & General Group PLC	63	150
Lloyds Banking Group PLC - ADR	17	30
Lloyds Banking Group PLC	627	286
London Stock Exchange Group PLC	1	104
Marks and Spencer Group P.L.C. (b)	20	22
Mondi plc	21	325
National Grid PLC	4	39
National Grid PLC - ADR	2	95
NatWest Group PLC	56	140
NatWest Group PLC - ADR (a) (b)	3	17
Next PLC	2	98
Ocado Group PLC (b)	1	6
Pearson PLC	38	362
Playtech PLC (b)	5	24
QinetiQ Group PLC	75	273
Reckitt Benckiser Group PLC	4	281
Relx PLC	6	154
Relx PLC - ADR	5	127
Rentokil Initial PLC	26	136
Rightmove PLC	42	225
Rio Tinto PLC - ADR (a)	3	160
Rio Tinto PLC	14	762
Rolls-Royce PLC (b)	112	86
Rotork P.L.C.	93	241
RS Group PLC	34	367
Severn Trent PLC	3	66
Smiths Group PLC	18	306
Spectris PLC	3	84
SSE PLC	18	301
SSP Group PLC (b)	19	39
Standard Chartered PLC	37	232
Stolt-Nielsen M.S. Ltd.	1	17
Tate & Lyle Public Limited Company	18	134
Tesco PLC	103	235
Unilever PLC	8	348
Unilever PLC - ADR	8	369
United Utilities PLC	5	52
Vistry Group PLC	38	251
Vodafone Group Public Limited Company	438	490
Weir Group PLC(The)	2	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
WPP 2012 Limited	12	100
WPP 2012 Limited - ADR (a)	1	33
		20,398
Switzerland 8.0%
ABB Ltd - Class N	26	671
Adecco Group AG - Class N	13	353
Alcon AG	6	362
Alcon AG	5	310
Bachem Holding AG - Class N	—	12
Barry Callebaut AG - Class N	—	198
BELIMO Holding AG - Class N	—	144
Chocoladefabriken Lindt & Sprungli AG - Class N	—	99
Clariant AG - Class N	27	434
Compagnie Financiere Richemont SA	3	250
Credit Suisse Group AG - ADR (a)	9	37
Credit Suisse Group AG - Class N	32	128
Datwyler Holding AG	1	192
Dufry AG - Class N (b)	3	79
EMS-Chemie Holding AG	—	253
Geberit AG - Class N	1	301
Georg Fischer AG - Class N	8	364
Givaudan SA - Class N	—	431
Glencore PLC	140	739
Julius Bar Gruppe AG - Class N	8	363
Logitech International S.A. - Class N	—	18
Logitech International S.A. - Class N	5	238
Lonza Group AG	—	220
Nestle S.A. - Class N	18	1,961
Novartis AG - ADR	2	189
Novartis AG - Class N	25	1,895
Partners Group Holding AG	—	343
PSP Swiss Property AG - Class N	2	223
Roche Holding AG	—	58
Schindler Holding AG - Class N	—	66
SGS SA - Class N	—	303
Sika AG	2	324
Sonova Holding AG	—	92
Stadler Rail AG (a)	3	83
STMicroelectronics N.V.	4	121
Swiss Prime Site AG - Class N	11	902
Swiss Re AG	6	440
Swisscom AG - Class N	1	363
Tecan Group AG - Class N	—	14
UBS Group AG	19	279
VAT Group AG (d)	1	151
Zurich Insurance Group AG - Class N	1	328
		14,331
France 7.8%
Accor (b)	2	44
Aeroports de Paris (b)	—	21
ALD (a) (e)	2	14
Alten	1	80
Amundi (d)	4	164
Arkema	4	266
AXA	10	226
BNP Paribas	7	283
Bollore SE	14	62
Bouygues	9	234
Bureau Veritas	9	201
Capgemini	1	206
Compagnie De Saint-Gobain	14	488
Compagnie Generale des Etablissements Michelin	24	539
Compagnie Plastic Omnium	5	72
Credit Agricole SA	11	86
Danone	2	109
Dassault Aviation	—	27
Dassault Systemes	1	43
EDENRED	4	197
Eiffage	3	259
Electricite de France	7	79
Elis Services	26	258
Engie	25	286
EssilorLuxottica	1	141
EUROAPI (b)	—	3
Euronext N.V. (d)	4	244
Faurecia (b)	4	39
Gaztransport Et Technigaz	1	84
Getlink S.E.	3	47
Hermes International	—	218
Ipsos	4	163
Kering	1	272
La Francaise Des Jeux (e)	1	42
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	369
Legrand	4	286
L'Oreal	1	243
LVMH Moet Hennessy Louis Vuitton	2	1,028
Orange	74	666
Pernod Ricard	1	185
Remy Cointreau	—	79
Renault (b)	8	215
Rexel	17	254
Rubis	2	45
Safran	1	89
Sanofi	4	310
Sartorius Stedim Biotech	—	47
Schneider Electric SE (b)	2	191
Societe d'exploitation Hoteliere	5	351
Societe Generale	11	223
Spie SA	23	476
Teleperformance SE	1	209
Tikehau Capital (a)	5	120
TotalEnergies SE	36	1,711
Ubisoft Entertainment (b)	5	144
Valeo	14	206
Veolia Environnement-VE	5	103
Verallia	4	86
VINCI	5	392
Vivendi SE	9	67
Worldline (b) (d)	7	272
		13,864
Australia 6.6%
Altium Limited	6	123
Alumina Limited	150	122
AMP Limited (a) (b)	441	306
ARB Corporation Limited	6	101
Aristocrat Leisure Limited	7	157
ASX Limited	1	51
Atlas Arteria Limited	42	168
AUB Group Limited	1	13
Australia and New Zealand Banking Group Limited	16	232
Australian Pipeline Trust	13	77
BHP Group Limited - ADR	8	415
BHP Group Limited	17	426
BHP Group Limited	6	148
BlueScope Steel Limited	11	110
Brambles Limited	19	141
Breville Group Limited (a)	6	71
Capricorn Metals Limited (b)	8	15
Champion Iron Limited	21	66
Cleanaway Waste Management Limited	43	75
Cochlear Limited	1	74
Coles Group Limited	10	106
Commonwealth Bank of Australia	7	422
Computershare Limited	21	330
Consolidated Transport Industries Pty Ltd	2	25
Credit Corp Group Limited	6	64
CSL Limited	2	277
CSR Limited	113	320
Deterra Royalties Limited	36	91
Domain Holdings Australia Limited	25	51
Downer EDI Limited	51	148
Eagers Automotive Limited	13	87
Endeavour Group Limited	20	90
Flight Centre Travel Group Limited (a) (b)	9	77
Fortescue Metals Group Ltd	22	243
IGO Limited	3	23
Incitec Pivot Limited	108	242
Insurance Australia Group Limited	56	165

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
InvoCare Limited	3	18
IRESS Limited	2	14
JB Hi-Fi Limited (a)	8	189
Lendlease Corporation Limited	10	54
Lynas Rare Earths Limited (b)	12	57
Macquarie Group Limited	1	138
Medibank Private Limited	33	73
National Australia Bank Limited	23	415
Nine Entertainment Co. Holdings Limited	244	289
Northern Star Resources Ltd	13	66
Nufarm Limited	59	188
Orica Limited	35	293
Origin Energy Limited	16	53
Orora Limited	101	192
OZ Minerals Limited	20	322
Perpetual Limited (a)	6	85
Pilbara Minerals Limited (b)	29	83
Pro Medicus Limited	3	111
QBE Insurance Group Limited	27	198
Ramsay Health Care Limited	4	128
REA Group Ltd	1	38
Rio Tinto Limited	6	329
Sandfire Resources Limited	70	167
Santos Limited	47	211
Sonic Healthcare Limited	16	317
South32 Limited	71	165
Steadfast Group Ltd	57	170
Suncorp Group Limited	24	151
Super Retail Group Limited	21	120
Tabcorp Holdings Limited	211	125
Technology One Limited	18	118
Telstra Corporation Limited	57	138
The Lottery Corporation Limited (b)	31	83
Transurban Holdings Limited	12	97
Wesfarmers Limited	6	151
Westpac Banking Corporation	19	248
Woodside Energy Group Ltd	1	22
Woodside Energy Group Ltd	15	308
Woodside Energy Group Ltd - ADR (a)	3	60
Woolworths Group Limited	6	135
		11,771
Germany 6.0%
1&1 AG	1	18
Adidas AG - Class N	1	162
Allianz SE	2	359
Aroundtown SA	21	45
BASF SE - Class N	13	490
Bayer Aktiengesellschaft - Class N	11	517
Bayerische Motoren Werke Aktiengesellschaft	5	328
Bechtle Aktiengesellschaft	4	143
Beiersdorf Aktiengesellschaft	—	43
Brenntag SE - Class N	3	204
Carl Zeiss Meditec AG	1	73
COMMERZBANK Aktiengesellschaft (b)	34	239
Continental Aktiengesellschaft	5	209
Covestro AG (d)	10	275
Daimler Truck Holding AG (b)	5	109
Delivery Hero SE (b) (d)	—	14
Deutsche Bank Aktiengesellschaft - Class N	5	39
Deutsche Bank Aktiengesellschaft - Class N	29	213
Deutsche Borse Aktiengesellschaft - Class N	2	256
Deutsche Lufthansa Aktiengesellschaft (b)	28	163
Deutsche Post AG - Class N	8	251
Deutsche Telekom AG - Class N	52	887
E.ON SE - Class N	65	500
Encavis AG	2	28
Fraport AG Frankfurt Airport Services Worldwide (b)	1	20
freenet AG - Class N	3	52
Fresenius Medical Care AG & Co. KGaA	3	88
Fresenius SE & Co. KGaA	6	128
Fuchs Petrolub SE	—	3
GEA Group Aktiengesellschaft	2	69
Hannover Ruck SE - Class N	1	90
Hapag-Lloyd Aktiengesellschaft (d)	—	30
HeidelbergCement AG	5	201
Hellofresh SE (b)	2	41
Henkel AG & Co. KGaA	1	56
HOCHTIEF Aktiengesellschaft	3	155
Hugo Boss AG	11	519
Infineon Technologies AG - Class N	9	189
K+S Aktiengesellschaft - Class N	12	218
Kion Group AG	2	38
KRONES Aktiengesellschaft	1	60
KWS SAAT SE & Co. KGaA	—	8
LANXESS Aktiengesellschaft	2	68
LEG Immobilien SE	1	60
Mercedes-Benz Group AG - Class N	11	563
MERCK Kommanditgesellschaft auf Aktien	1	92
MTU Aero Engines AG - Class N	—	71
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	143
ProSiebenSat.1 Media SE	18	128
Rheinmetall Aktiengesellschaft	2	366
RWE Aktiengesellschaft	9	337
SAP SE	2	193
Scout24 SE (d)	3	151
Siemens Aktiengesellschaft - Class N	2	221
Siemens Energy AG	12	126
Siemens Healthineers AG (d)	1	26
Siltronic AG	—	19
Sixt SE	1	72
Thyssenkrupp AG (b)	24	101
Vitesco Technologies Group Aktiengesellschaft (b)	—	7
Volkswagen Aktiengesellschaft	1	91
Vonovia SE	6	134
Wacker Chemie AG	2	175
		10,674
Netherlands 4.5%
Adyen B.V. (b) (d)	—	49
Aegon N.V. - ADR	12	48
Aegon N.V.	55	219
Airbus SE	3	291
Akzo Nobel N.V.	4	223
Arcadis N.V.	6	205
argenx SE (b)	—	31
ASM International N.V.	1	183
ASML Holding N.V. - ADR	1	459
ASML Holding N.V.	1	429
Basic-Fit N.V. (a) (b) (d)	2	47
BE Semiconductor Industries N.V.	1	64
CNH Industrial N.V.	13	144
Heineken N.V.	1	108
IMCD B.V.	1	122
ING Groep N.V.	21	176
Just Eat Takeaway.Com N.V. (b) (d)	1	15
Koninklijke Ahold Delhaize N.V.	49	1,235
Koninklijke DSM N.V.	2	213
Koninklijke KPN N.V.	41	111
Koninklijke Philips N.V. - ADR (d)	2	29
Koninklijke Philips N.V.	8	118
Koninklijke Vopak N.V.	5	100
NN Group N.V.	4	166
Prosus N.V. - Class N	3	152
Randstad N.V. (a)	5	222
Shell PLC - Class A	64	1,606
Shell PLC - Class A - ADR	13	624
Signify N.V. (d)	7	182
Universal Music Group N.V. (a)	4	71
Wolters Kluwer N.V. - Class C	4	427
		8,069
Sweden 2.8%
AAK AB (publ)	1	19
AB Sagax - Class B	2	28
Addnode Group Aktiebolag (publ) - Class B	5	36
AFRY AB - Class B	13	159
Aktiebolaget Electrolux - Class B (a)	7	70
Aktiebolaget SKF - Class A	1	7
Aktiebolaget SKF - Class B	17	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Aktiebolaget Volvo - Class A	2	36
Aktiebolaget Volvo - Class B	23	328
Alfa Laval AB	1	23
Alleima AB (b)	3	9
Arjo AB (publ) - Class B	15	55
Assa Abloy AB - Class B	2	40
Atlas Copco Aktiebolag - Class A	16	153
Atlas Copco Aktiebolag - Class B	10	83
Avanza Bank Holding AB	3	53
Billerudkorsnas Aktiebolag (Publ)	4	46
Biotage AB	2	31
Boliden AB	4	134
Bravida Holding AB (d)	16	128
Bure Equity AB	1	22
Castellum Aktiebolag (a)	3	30
Catena AB	2	58
Dometic Group AB (publ) (d)	7	37
Electrolux Professional AB (publ) - Class B	13	53
Elekta AB (publ) - Class B	4	19
Epiroc Aktiebolag - Class A	6	88
Epiroc Aktiebolag - Class B	4	53
Essity Aktiebolag (publ) - Class B	4	86
Evolution AB (publ) (d)	1	59
Fastighets AB Balder - Class B (b)	6	23
Getinge AB - Class B	3	58
H & M Hennes & Mauritz AB - Class B (a)	10	93
Hexagon Aktiebolag - Class B	2	21
Hexatronic Group AB	8	73
Hexpol AB - Class B	4	33
Holmen Aktiebolag - Class B	1	49
Husqvarna Aktiebolag - Class B (a)	8	44
Indutrade Aktiebolag	4	69
International Petroleum Corporation (b)	5	41
Intrum AB	2	21
JM AB	4	59
Lagercrantz Group Aktiebolag - Class B	5	41
Lifco Ab (Publ) - Class B	5	75
Litium AB - Class A	1	6
Loomis AB - Class B	7	175
MIPS AB	2	46
NCC Aktiebolag - Class B	15	105
NIBE Industrier AB - Class B	4	33
Nordic Entertainment Group AB - Class B (b)	1	27
Orron Energy AB (a)	1	2
Peab AB - Class B	3	16
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	5	6
Sandvik Aktiebolag	15	199
Sectra Aktiebolag - Class B (b)	7	77
Securitas AB - Class B (a)	9	61
Sinch AB (publ) (a) (b) (d)	1	1
Skandinaviska Enskilda Banken AB - Class A	11	102
Skanska AB - Class B	7	91
Skistar Aktiebolag - Class B	4	39
SSAB AB - Class B	20	85
Stillfront Group AB (publ) (b)	24	50
Svenska Cellulosa Aktiebolaget SCA - Class B	4	53
Svenska Handelsbanken AB - Class A	8	63
SWECO Civil AB - Class B	3	23
Swedbank AB - Class A	6	83
Tele2 AB - Class B	12	104
Telefonaktiebolaget LM Ericsson - Class A (a)	1	5
Telefonaktiebolaget LM Ericsson - Class B (a)	38	221
Telia Company AB	46	132
Thule Group AB (d)	2	41
Trelleborg AB - Class B	4	66
Vitec Software Group AB (publ) - Class B	1	23
Vitrolife AB	—	5
Wihlborgs Fastigheter AB	14	87
		4,892
Spain 2.4%
Acciona,S.A.	1	132
AENA, S.M.E., S.A. (b) (d)	—	25
Amadeus IT Group, S.A. (b) (d)	5	233
Banco Bilbao Vizcaya Argentaria, S.A. (a)	67	301
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (a)	14	63
Banco de Sabadell, S.A.	201	134
Banco Santander, S.A.	144	334
Bankinter, S.A. (a)	16	87
CaixaBank, S.A.	109	352
Cellnex Telecom, S.A. (d)	1	26
CIE Automotive, S.A.	1	17
Enagas S.A.	11	174
Endesa, S.A.	10	151
Grifols, S.A. - Class A	5	44
Grupo Catalana Occidente, S.A.	1	23
Iberdrola, Sociedad Anonima	70	648
Industria de Diseno Textil, S.A. (a)	7	139
Laboratorios Farmaceúticos Rovi, SA	2	95
MAPFRE, S.A.	36	56
Red Electrica Corporacion, S.A.	8	126
Repsol, S.A.	35	396
Telefonica, S.A.	168	554
Viscofan, S.A.	3	176
		4,286
Hong Kong 2.3%
AIA Group Limited	101	843
ASM Pacific Technology Limited	12	73
Bank of East Asia, Limited -The-	220	240
Budweiser Brewing Company APAC Limited (d)	9	23
Chow Tai Fook Jewellery Group Limited	29	55
CK Asset Holdings Limited	22	134
CK Hutchison Holdings Limited	19	105
CLP Holdings Limited	11	83
Cowell E Holdings Inc. (b)	8	12
DFI Retail Group Holding Limited	4	9
Galaxy Entertainment Group Limited (b)	3	18
Great Eagle Holdings Limited	1	2
Hang Lung Group Limited	9	15
Hang Seng Bank, Limited	5	77
Henderson Land Development Company Limited	31	85
HK Electric Investments Limited	35	25
HKT Trust	203	238
Hong Kong And China Gas Company Limited -The-	51	45
Hong Kong Exchanges and Clearing Limited	7	227
Hongkong Land Holdings Limited	23	100
Hysan Development Company Limited	8	20
Man Wah Holdings Limited	42	27
Mandarin Oriental International Limited (b)	12	23
MH Development Limited (a) (b) (c)	12	—
MTR Corporation Limited	8	37
NagaCorp Ltd.	36	24
New World Development Company Limited	97	274
Orient Overseas (International) Limited (a)	4	61
Pacific Basin Shipping Limited	213	66
PCCW Limited	123	55
Power Assets Holdings Limited	19	98
Sands China Ltd. (b)	4	10
Shangri-La Asia Limited (b)	10	7
Sun Hung Kai Properties Limited	7	82
SUNeVision Holdings Ltd.	15	8
Techtronic Industries Company Limited	17	167
Vitasoy International Holdings Limited (b)	38	47
VTech Holdings Limited	25	143
WH Group Limited (d)	400	252
Wharf Real Estate Investment Company Limited	21	95
Xinyi Glass Holdings Limited	63	91
Yue Yuen Industrial (Holdings) Limited	44	57
		4,053
Italy 1.9%
Assicurazioni Generali S.P.A.	13	182
Azimut Holding S.p.A.	10	139
Banca Mediolanum SpA	20	125
Banco BPM Societa' Per Azioni	102	267
Brunello Cucinelli S.p.A.	4	186
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	4	54
Davide Campari-Milano N.V.	1	13
DiaSorin S.p.A.	—	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Enel S.p.A	55	228
Eni S.p.A.	43	459
Ferrari N.V.	1	132
Finecobank Banca Fineco SPA	6	80
Hera S.p.A.	47	99
Intesa Sanpaolo SPA	101	167
Italgas S.p.A.	12	57
Leonardo S.p.A.	12	87
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	13	104
MFE-MediaForEurope N.V.	13	4
Moncler S.p.A.	2	82
Nexi S.p.A. (b)	2	14
Poste Italiane SPA (d)	8	63
Prada S.p.A.	10	46
Prysmian S.p.A.	4	126
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	4	155
Reply S.p.A.	1	63
Snam S.P.A.	27	108
Telecom Italia SPA	223	41
UniCredit S.p.A.	27	276
UnipolSai Assicurazioni S.p.A. (a)	9	19
		3,395
Denmark 1.7%
A.P. Moller - Maersk A/S - Class A	—	51
A.P. Moller - Maersk A/S - Class B	—	62
Ambu A/S - Class B	1	9
Carlsberg A/S - Class B	1	166
Chr. Hansen Holding A/S	2	110
Coloplast A/S - Class B	1	105
Demant A/S (b)	2	50
DSV A/S	1	145
Genmab A/S (b)	1	175
GN Store Nord A/S	3	49
ISS A/S (b)	4	56
Novo Nordisk A/S - Class B	11	1,070
Novozymes A/S - Class B	2	102
Orsted A/S (d)	1	57
Pandora A/S	4	171
Ringkjobing Landbobank. Aktieselskab	3	333
Rockwool A/S - Class A	—	8
Rockwool A/S - Class B	—	34
Tryg A/S	9	194
Vestas Wind Systems A/S	7	133
		3,080
Finland 1.3%
Cargotec Oyj - Class B	2	59
Elisa Oyj	3	140
Fortum Oyj	5	65
Kesko Oyj - Class B	9	166
Kojamo Oyj (d)	4	48
Kone Corporation - Class B	4	157
Metso Outotec Oyj	13	88
Neste Oyj	2	102
Nokia Oyj	42	179
Nokia Oyj - Series A - ADR	17	73
Nordea Bank Abp	17	143
Orion Oyj - Class B	4	162
Sampo Oyj - Class A	6	262
Sanoma Oyj	2	28
Stora Enso Oyj - Class R	8	102
Tietoevry Oyj (a)	9	194
UPM-Kymmene Oyj	6	183
Valmet Oy	5	108
Wartsila Oyj Abp (a)	12	74
		2,333
Israel 1.3%
Alony Hetz Properties & Investments Ltd	6	72
Alrov Properties & Lodgings Ltd.	—	6
Ashtrom Group Ltd.	2	32
Azrieli Group Ltd.	—	10
Bank Hapoalim Ltd	10	83
Bank Leumi le-Israel B.M.	17	148
Bezeq The Israel Telecommunication Corp., Limited	40	65
Big Shopping Centers Ltd	—	17
Cellcom Israel Ltd. (b)	3	16
CLAL Insurance Enterprises Holdings Ltd (b)	8	138
Delta Galil Industries Ltd.	—	14
Elbit Systems Ltd.	—	32
Electra Ltd	—	20
Electra Real Estate Ltd.	1	11
Enlight Renewable Energy Ltd. (b)	27	58
Equital Ltd. (b)	2	72
First International Bank of Israel Ltd.	2	77
Formula Systems (1985) Ltd.	1	69
Fox - Wizel Ltd	1	152
Gav-Yam Land Corporation Ltd.	4	29
Harel Insurance Investments & Financial Services Ltd.	5	43
Icl Group Ltd	7	53
Israel Discount Bank Limited	31	156
Isras - Investment Co. Ltd.	—	10
Matrix I.T. Ltd	4	97
Menora Mivtachim Insurance Ltd.	1	23
Mizrahi-Tefahot Bank Ltd.	3	96
Nice Ltd (b)	—	7
Nova Ltd. (b)	1	44
Partner Communications Co Ltd (b)	9	68
Paz Oil Company Limited	1	88
Perion Network Ltd. (b)	1	22
Shikun & Binui Ltd.	8	34
Shufersal Ltd.	15	92
Strauss Group Ltd	1	31
Summit Real Estate Holdings Ltd	2	25
Teva Pharmaceutical Industries Ltd - ADR (b)	14	116
The Phoenix Holdings Ltd	7	69
Tower Semiconductor Ltd. (b)	1	57
		2,252
Singapore 1.1%
BW LPG PTE. LTD.	6	47
Capitaland Investment Limited	15	37
ComfortDelGro Corporation Limited	65	60
DBS Group Holdings Ltd	15	354
Genting International Plc	118	64
Golden Agri-Resources Ltd.	434	80
Great Eastern Holdings Limited	3	37
Jardine Cycle & Carriage Limited	3	75
Keppel Corporation Limited	12	56
Keppel Infrastructure Trust	46	17
NetLink NBN Trust	83	52
Olam Group Limited	15	14
Oversea-Chinese Banking Corporation Limited	23	186
Raffles Medical Group Ltd.	43	40
SATS Ltd. (a) (b)	4	8
Sembcorp Industries Ltd	39	84
SembCorp Marine Ltd (a) (b)	1,819	133
Singapore Airlines Limited (a) (b)	19	68
Singapore Exchange Limited	13	83
Singapore Technologies Engineering Ltd	14	35
Singapore Telecommunications Limited	24	44
United Overseas Bank Limited	10	181
Venture Corporation Limited	6	66
Wilmar International Limited	59	157
Yangzijiang Financial Holding Ltd. (b)	55	14
		1,992
Belgium 1.0%
Ackermans	1	98
ageas SA/NV	4	133
Anheuser-Busch InBev	7	309
D'Ieteren Group	—	21
Elia Group	1	59
Etablissements Fr. Colruyt - Etablissementen Fr. Colruyt	2	40
Euronav (a)	1	21
Galapagos (b)	3	119
KBC Groep	3	156
Lotus Bakeries	—	195

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Proximus	10	101
Shurgard Self Storage SA	1	27
Solvay	3	234
Telenet Group Holding	1	20
U C B	2	128
Umicore	4	117
		1,778
Norway 0.8%
Aker ASA	—	14
Aker BP ASA	2	49
Arendals Fossekompani ASA	—	9
Austevoll Seafood ASA	2	11
Bonheur ASA	1	25
Borregaard ASA	2	23
Crayon Group Holding ASA (b)	1	9
DNB Bank ASA	5	81
Dno Asa	19	22
Elkem ASA (d)	11	36
Equinor ASA	9	303
Eurizon Opportunita	9	45
Flex Lng Ltd.	1	46
Gjensidige Forsikring ASA	1	24
Golden Ocean Group Limited	9	66
Kongsberg Gruppen ASA	1	31
Mowi ASA	3	41
MPC Container Ships ASA	23	37
Nordic Semiconductor ASA (b)	—	5
Norsk Hydro ASA	5	24
Norwegian Energy Company ASA (b)	1	31
Orkla ASA	5	38
Protector Forsikring ASA	4	37
SalMar ASA	—	9
Scatec ASA (d)	7	49
Schibsted ASA - Class B	2	22
Sparebank 1 BV	2	9
Sparebank 1 Sr-Bank Asa	2	14
Storebrand ASA	7	45
Subsea 7 S.A.	6	50
Telenor ASA	5	47
TGS ASA	6	78
TOMRA Systems ASA	1	25
Veidekke ASA	5	38
Wallenius Wilhelmsen ASA	7	33
Yara International ASA	2	60
		1,486
Ireland 0.8%
AIB Group Public Limited Company	23	54
Bank of Ireland Group Public Limited Company	36	227
CRH Public Limited Company	9	282
CRH Public Limited Company - ADR (a)	9	286
Flutter Entertainment Public Limited Company (b)	1	71
Glanbia Public Limited Company	4	43
James Hardie Industries Public Limited Company - CDI	7	130
Kerry Group Public Limited Company - Class A	1	55
Kingspan Group Public Limited Company	2	81
Smurfit Kappa Funding Designated Activity Company	7	191
		1,420
Austria 0.5%
Andritz AG	4	149
BAWAG Group AG (d)	3	143
Erste Group Bank AG	4	78
Mayr-Melnhof Karton Aktiengesellschaft	—	44
OMV Aktiengesellschaft	4	152
Raiffeisen Bank International AG	2	29
Telekom Austria Aktiengesellschaft	7	38
UNIQA Insurance Group AG	10	57
Verbund AG	—	20
voestalpine AG	4	71
Wienerberger AG	3	70
		851
New Zealand 0.3%
Air New Zealand Limited (b)	64	26
Arvida Group Limited (a)	17	14
Auckland International Airport Limited (b)	9	36
Chorus Limited	15	64
Contact Energy Limited	2	10
EBOS Group Limited	1	11
Fisher & Paykel Healthcare Corporation Limited	2	26
Fletcher Building Limited	12	32
Freightways Limited	8	43
Genesis Energy Limited	11	16
Infratil Limited	7	33
Mainfreight Limited	1	33
Meridian Energy Limited	7	19
Port of Tauranga Limited	2	9
Pushpay Holdings Limited (b)	27	17
Ryman Healthcare Limited	5	22
SKYCITY Entertainment Group Limited (b)	26	39
Spark New Zealand Limited	15	41
Summerset Group Holdings Limited	5	28
The a2 Milk Company Limited (b)	4	14
The Warehouse Group Limited	4	6
Xero Limited (b)	1	37
		576
Portugal 0.3%
Alphaquest Original Ltd	16	55
Banco Comercial Portugues S.A.	432	51
EDP - Energias de Portugal, S.A.	16	71
EDP Renovaveis, S.A.	3	61
Galp Energia, SGPS, S.A.	17	160
Jeronimo Martins, SGPS, S.A.	3	47
		445
Luxembourg 0.2%
Eurofins Scientific SE	2	141
Millicom International Cellular SA - SDR (b)	7	80
Tenaris S.A. - ADR	1	26
Tenaris S.A.	3	39
		286
United States of America 0.1%
Bausch Health Companies Inc. (b)	1	8
Carnival PLC (b)	2	14
Qiagen N.V. (b)	2	86
Qiagen N.V. (b)	2	81
STMicroelectronics N.V. - ADR	1	43
		232
China 0.1%
BOC Hong Kong (Holdings) Limited	27	90
SITC International Holdings Company Limited	35	64
Yangzijiang Shipbuilding (Holdings) Ltd.	55	39
		193
Malta 0.1%
Kindred Group PLC - SDR	20	149
Chile 0.1%
Antofagasta PLC	11	136
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	30
United Arab Emirates 0.0%
NMC Health PLC (c)	1	—
Total Common Stocks (cost $221,306)		174,083
PREFERRED STOCKS 1.3%
Switzerland 0.8%
Roche Holding AG	4	1,383
Germany 0.5%
Bayerische Motoren Werke Aktiengesellschaft	1	65
Fuchs Petrolub SE	4	108
Henkel AG & Co. KGaA (f)	2	110
Jungheinrich Aktiengesellschaft	4	74
Porsche Automobil Holding SE (f)	2	138
Sartorius Aktiengesellschaft	—	79
Volkswagen Aktiengesellschaft (f)	3	413
		987

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Italy 0.0%
Telecom Italia SPA	25	5
Total Preferred Stocks (cost $2,982)		2,375
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Total Warrants (cost $0)		—
RIGHTS 0.0%
Austria 0.0%
IMMOFINANZ AG (b) (c)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund, 2.88% (h) (i)	4,451	4,451
Investment Companies 0.0%
JNL Government Money Market Fund, 2.68% (h) (i)	17	17
Total Short Term Investments (cost $4,468)		4,468
Total Investments 101.5% (cost $228,756)		180,926
Other Assets and Liabilities, Net (1.5)%		(2,673)
Total Net Assets 100.0%		178,253

(a) All or a portion of the security was on loan as of September 30, 2022.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $56 and 0.0% of the Fund.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	11/24/21	96	49	—
AENA, S.M.E., S.A.	09/09/22	30	25	—
Amadeus IT Group, S.A.	07/17/20	306	233	0.1
Amundi	09/30/19	223	164	0.1
Basic-Fit N.V.	06/17/20	65	47	—
BAWAG Group AG	05/29/20	171	143	0.1
Bravida Holding AB	10/07/20	184	128	0.1
Budweiser Brewing Company APAC Limited	10/20/21	23	23	—
Cellnex Telecom, S.A.	06/25/19	41	26	—
Covestro AG	06/25/19	528	275	0.2
Delivery Hero SE	08/22/22	19	14	—
Dometic Group AB (publ)	09/07/21	82	37	—
Elkem ASA	07/07/21	43	36	—
Euronext N.V.	06/26/19	377	244	0.2
Evolution AB (publ)	05/06/22	65	59	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	29	30	—
Just Eat Takeaway.Com N.V.	06/01/20	85	15	—
Kojamo Oyj	04/01/20	83	48	—
Koninklijke Philips N.V.	08/06/21	69	29	—
Orsted A/S	12/23/20	101	57	—
Poste Italiane SPA	08/19/22	67	63	0.1
Scatec ASA	05/12/22	64	49	—
Scout24 SE	10/27/20	214	151	0.1
Siemens Healthineers AG	03/04/21	37	26	—
Signify N.V.	06/25/19	317	182	0.1
Sinch AB (publ)	10/27/21	23	1	—
Thule Group AB	06/25/19	86	41	—
VAT Group AG	06/25/19	304	151	0.1
WH Group Limited	03/02/21	291	252	0.2
Worldline	06/25/19	303	272	0.2
		4,326	2,870	1.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	26,645	147,080	358	174,083
Preferred Stocks	2,375	—	—	2,375
Warrants	—	—	—	—
Rights	—	—	—	—
Short Term Investments	4,468	—	—	4,468
	33,488	147,080	358	180,926

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.6%
Information Technology 21.8%
3D Systems Corporation (a)	9	70
A10 Networks, Inc.	5	65
Accenture Public Limited Company - Class A	17	4,482
ACI Worldwide, Inc. (a)	8	163
Adobe Inc. (a)	12	3,221
Adtran Holdings, Inc.	6	108
Advanced Energy Industries, Inc.	3	206
Advanced Micro Devices, Inc. (a)	29	1,849
Agilysys, Inc. (a)	1	45
Akamai Technologies, Inc. (a)	6	454
Alarm.Com Holdings, Inc. (a)	2	149
Alpha and Omega Semiconductor Limited (a)	3	102
Altair Engineering Inc. - Class A (a)	1	53
Ambarella Inc. (a)	1	82
Amdocs Limited	7	584
American Software, Inc. - Class A	2	27
Amkor Technology, Inc.	25	427
Amphenol Corporation - Class A	17	1,163
Amtech Systems, Inc. (a)	1	8
Analog Devices, Inc.	10	1,374
ANSYS, Inc. (a)	2	539
AppFolio, Inc. - Class A (a)	—	52
Apple Inc.	413	57,122
Applied Materials, Inc.	36	2,914
Applied Optoelectronics, Inc. (a) (b)	1	3
Arista Networks, Inc. (a)	8	881
Arlo Technologies, Inc. (a)	6	29
Arrow Electronics, Inc. (a)	6	596
Atlassian Corporation PLC - Class A (a)	1	316
Autodesk, Inc. (a)	7	1,265
Automatic Data Processing, Inc.	14	3,059
Avalara, Inc. (a)	4	327
Avid Technology, Inc. (a)	3	77
Avnet, Inc.	8	298
Axcelis Technologies, Inc. (a)	3	182
AXT, Inc. (a)	1	6
Badger Meter, Inc.	2	200
Bel Fuse Inc. - Class B	1	34
Belden Inc.	3	155
Benchmark Electronics, Inc.	5	119
Bentley Systems, Incorporated - Class B	2	54
Bill.Com Holdings Inc. (a)	3	394
Black Knight, Inc. (a)	6	396
Blackbaud, Inc. (a)	3	128
Block, Inc. - Class A (a)	4	240
BM Technologies, Inc. - Class A (a)	1	3
Box, Inc. - Class A (a)	12	294
Broadcom Inc.	15	6,756
Broadridge Financial Solutions, Inc.	5	760
Cadence Design Systems, Inc. (a)	6	993
CalAmp Corp. (a)	3	10
Calix, Inc. (a)	4	245
Cambium Networks Corp. (a)	1	10
Cass Information Systems, Inc.	1	43
CDW Corp.	5	816
Cerence Inc. (a)	2	39
Ceridian HCM Holding Inc. (a)	4	247
CEVA Inc. (a)	1	21
ChannelAdvisor Corporation (a)	3	70
Ciena Corporation (a)	11	453
Cirrus Logic, Inc. (a)	5	319
Cisco Systems, Inc.	102	4,083
Clearfield, Inc. (a)	1	63
Cloudflare, Inc. - Class A (a)	3	153
Cognex Corporation	7	285
Cognizant Technology Solutions Corporation - Class A	14	793
Cognyte Software Ltd (a)	5	20
Coherent, Inc. (a)	7	250
Cohu, Inc. (a)	5	121
CommScope Holding Company, Inc. (a)	11	102
CommVault Systems, Inc. (a)	2	121
Computer Task Group, Incorporated (a)	3	17
Comtech Telecommunications Corp.	1	12
Concentrix Corporation	5	533
Conduent Incorporated (a)	15	48
Confluent, Inc. - Class A (a)	4	86
Consensus Cloud Solutions, Inc. (a)	1	68
Corning Incorporated	31	911
CrowdStrike Holdings, Inc. - Class A (a)	2	261
CSG Systems International, Inc.	4	221
CTS Corporation	3	140
CyberOptics Corporation (a)	1	31
Daktronics, Inc. (a)	5	13
Datadog, Inc. - Class A (a)	2	146
Dell Technologies Inc. - Class C	8	264
Digi International Inc. (a)	4	126
Diodes Incorporated (a)	3	193
DocuSign, Inc. (a)	2	88
Dolby Laboratories, Inc. - Class A	4	289
DoubleVerify Holdings, Inc. (a)	2	50
Dropbox, Inc. - Class A (a)	16	322
Duck Creek Technologies, Inc. (a)	3	41
DXC Technology Company (a)	20	490
Dynatrace, Inc. (a)	8	269
Ebix, Inc. (b)	4	79
Edgio, Inc. (a)	7	20
Elastic N.V. (a)	1	80
EMCORE Corporation (a)	3	6
Emersub CX, Inc. (a)	2	480
Enphase Energy, Inc. (a)	4	1,031
Entegris, Inc.	5	387
Envestnet, Inc. (a)	2	78
EPAM Systems, Inc. (a)	1	482
ePlus inc. (a)	2	82
Euronet Worldwide, Inc. (a)	3	247
Everbridge, Inc. (a)	1	19
EVERTEC, Inc.	6	199
EVO Payments, Inc. - Class A (a)	1	37
ExlService Holdings, Inc. (a)	2	250
Extreme Networks, Inc. (a)	6	76
F5, Inc. (a)	3	390
Fabrinet (a)	2	222
Fair Isaac Corporation (a)	1	343
FARO Technologies, Inc. (a)	1	31
Fidelity National Information Services, Inc.	15	1,121
First Solar, Inc. (a)	7	903
Fiserv, Inc. (a)	13	1,240
Five9, Inc. (a)	1	94
FleetCor Technologies, Inc. (a)	5	820
Flex Ltd. (a)	45	747
Formfactor, Inc. (a)	6	138
Fortinet, Inc. (a)	17	828
Frequency Electronics, Inc. (a)	1	6
Gartner, Inc. (a)	3	787
Genpact Limited	13	587
Global Payments Inc.	9	1,003
Globant S.A. (a)	1	274
GoDaddy Inc. - Class A (a)	5	373
Grid Dynamics Holdings, Inc. - Class A (a)	4	82
GSI Technology, Inc. (a)	1	2
Guidewire Software, Inc. (a)	4	256
Harmonic, Inc. (a)	10	136
Hewlett Packard Enterprise Company	48	569
HP, Inc.	27	678
HubSpot, Inc. (a)	1	203
I3 Verticals, Inc. - Class A (a)	2	34
Ichor Holdings, Ltd. (a)	2	59
Infinera Corporation (a) (b)	11	53
Insight Enterprises, Inc. (a)	3	258
Intel Corporation	144	3,710
InterDigital, Inc.	1	57
International Business Machines Corporation	30	3,537
International Money Express Inc. (a)	4	87
Intevac, Inc. (a)	1	5
Intuit Inc.	4	1,521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
IPG Photonics Corporation (a)	3	256
Itron, Inc. (a)	3	140
Jabil Inc.	16	927
Jack Henry & Associates, Inc.	4	663
JAMF Holding Corp. (a)	2	49
Juniper Networks, Inc.	21	552
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	6	940
Kimball Electronics Group, LLC (a)	3	45
KLA Corporation	4	1,324
Knowles Corporation (a)	8	103
Kulicke and Soffa Industries, Inc.	4	173
KVH Industries, Inc. (a)	2	14
Kyndryl Holdings, Inc. (a)	8	66
Lam Research Corporation	5	1,987
Lattice Semiconductor Corporation (a)	6	279
Littelfuse, Inc.	2	339
LiveRamp Holdings, Inc. (a)	5	92
Lumentum Holdings Inc. (a)	5	314
MACOM Technology Solutions Holdings, Inc. (a)	4	193
Magnachip Semiconductor Corporation (a)	4	42
Manhattan Associates, Inc. (a)	3	404
Marqeta, Inc. - Class A (a)	7	47
Marvell Technology, Inc.	15	643
MasterCard Incorporated - Class A	25	7,219
MAXIMUS, Inc.	6	354
MaxLinear, Inc. (a)	4	137
Methode Electronics, Inc.	4	147
Microchip Technology Incorporated	30	1,808
Micron Technology, Inc.	51	2,577
Microsoft Corporation	195	45,358
MKS Instruments, Inc.	4	350
Model N, Inc. (a)	1	39
Momentive Global Inc. (a)	3	15
MongoDB, Inc. - Class A (a)	1	168
Monolithic Power Systems, Inc.	1	385
Motorola Solutions, Inc.	5	1,013
N-Able, Inc. (a)	2	16
Napco Security Technologies, Inc. (a)	2	57
National Instruments Corporation	8	290
NCR Corporation (a)	10	190
NetApp, Inc.	9	533
NETGEAR, Inc. (a)	3	67
NetScout Systems, Inc. (a)	6	202
NortonLifelock Inc.	18	358
Novanta Inc. (a)	3	323
NVE Corporation	—	22
NVIDIA Corporation	50	6,024
NXP Semiconductors N.V.	6	841
Okta, Inc. - Class A (a)	3	155
Olo Inc. - Class A (a)	13	100
On Semiconductor Corporation (a)	25	1,579
Onespan, Inc. (a)	3	29
Onto Innovation Inc. (a)	4	252
Oracle Corporation	35	2,119
Osi Systems, Inc. (a)	1	80
Palantir Technologies Inc. - Class A (a)	14	118
Palo Alto Networks, Inc. (a)	3	458
Paya Holdings Inc. - Class A (a)	6	36
Paychex, Inc.	9	1,042
Paycom Software, Inc. (a)	2	565
Paylocity Holding Corporation (a)	2	447
Paypal Holdings, Inc. (a)	17	1,471
PC Connection, Inc. (a)	3	139
PDF Solutions, Inc. (a)	2	58
Perficient, Inc. (a)	3	163
PFSweb, Inc. (a)	2	21
Photronics, Inc. (a)	7	103
Ping Identity Holding Corp. (a)	3	85
Plexus Corp. (a)	3	239
Power Integrations, Inc.	4	239
Progress Software Corporation	4	174
PTC Inc. (a)	4	442
Pure Storage, Inc. - Class A (a)	10	271
Q2 Holdings, Inc. (a)	2	68
Qorvo, Inc. (a)	6	481
Qualcomm Incorporated	37	4,214
Qualys, Inc. (a)	2	321
Rambus Inc. (a)	9	230
Repay Holdings Corporation - Class A (a)	2	13
Ribbon Communications Inc. (a)	7	15
Richardson Electronics, Ltd.	1	9
Rimini Street, Inc. (a)	3	15
Rogers Corporation (a)	1	353
Roper Technologies, Inc.	2	652
Salesforce, Inc. (a)	16	2,312
Sanmina Corporation (a)	6	258
Sapiens International Corporation N.V.	1	16
ScanSource, Inc. (a)	4	101
Seagate Technology Holdings Public Limited Company	10	509
Semtech Corporation (a)	4	110
ServiceNow, Inc. (a)	2	669
Shift4 Payments, LLC - Class A (a)	1	51
Silicon Laboratories Inc. (a)	2	308
Skyworks Solutions, Inc.	9	784
SMART Global Holdings, Inc. (a)	6	89
Snowflake Inc. - Class A (a)	—	74
SolarEdge Technologies Ltd. (a)	1	233
SolarWinds Corporation (a)	5	36
Splunk Inc. (a)	2	181
SPS Commerce, Inc. (a)	2	264
Squarespace, Inc. - Class A (a)	4	75
SS&C Technologies Holdings, Inc.	10	456
Stratasys, Inc. (a)	5	75
Super Micro Computer, Inc. (a)	2	127
Switch, Inc. - Class A	6	187
Synaptics Incorporated (a)	2	246
Synchronoss Technologies, Inc. (a)	4	5
Synopsys, Inc. (a)	3	811
TD SYNNEX Corporation	6	461
TE Connectivity Ltd. (c)	8	828
Teledyne Technologies Incorporated (a)	1	481
Telos Corporation (a)	5	47
Teradata Corporation (a)	8	243
Teradyne, Inc.	9	670
TESSCO Technologies Incorporated (a)	1	3
Texas Instruments Incorporated	34	5,243
The Hackett Group, Inc.	3	58
The Trade Desk, Inc. - Class A (a)	5	321
The Western Union Company	19	259
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	8	446
TTEC Holdings, Inc.	5	202
TTM Technologies, Inc. (a)	9	124
Twilio Inc. - Class A (a)	2	138
Tyler Technologies, Inc. (a)	1	402
Ultra Clean Holdings, Inc. (a)	3	77
Unisys Corporation (a)	4	30
Unity Software Inc. (a)	2	49
Universal Display Corporation	2	222
Upland Software, Inc. (a)	4	29
Veeco Instruments Inc. (a)	5	95
Verint Systems Inc. (a)	5	169
VeriSign, Inc. (a)	3	601
ViaSat, Inc. (a)	5	148
Viavi Solutions Inc. (a)	17	218
Visa Inc. - Class A	42	7,439
Vishay Intertechnology, Inc.	11	197
Vishay Precision Group, Inc. (a)	1	21
Vm Consolidated, Inc. - Class A (a)	10	151
VMware, Inc. - Class A (a)	5	561
Vontier Corporation	10	164
Western Digital Corporation (a)	13	436
Wex, Inc. (a)	3	340
Wolfspeed, Inc. (a)	5	477
Workday, Inc. - Class A (a)	2	253
Xerox Holdings Corporation	13	166
Xperi Holding Corporation	15	206
Yext, Inc. (a)	10	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Zebra Technologies Corporation - Class A (a)	2	463
Zendesk, Inc. (a)	1	70
Zoom Video Communications, Inc. - Class A (a)	2	164
Zscaler, Inc. (a)	1	211
		256,160
Financials 13.8%
1st Source Corporation	3	150
Acacia Research Corporation (a)	2	7
ADS Alliance Data Systems, Inc.	5	148
Affiliated Managers Group, Inc.	4	420
Aflac Inc.	16	916
Alleghany Corporation (a)	1	676
Allegiance Bancshares, Inc.	2	71
Ally Financial Inc.	24	656
A-Mark Precious Metals, Inc.	1	22
Ambac Financial Group, Inc. (a)	4	52
Amerant Bancorp Inc. - Class A	2	41
American Equity Investment Life Holding Company	9	319
American Express Company	19	2,554
American Financial Group, Inc.	6	795
American International Group, Inc.	24	1,116
American National Bankshares Inc.	1	20
Ameriprise Financial, Inc.	6	1,406
Ameris Bancorp	5	212
Amerisafe, Inc.	2	98
Aon Global Limited - Class A	6	1,618
Arch Capital Group Ltd. (a)	17	754
Ares Management Corporation - Class A	4	249
Argo Group International Holdings, Ltd.	3	61
Arrow Financial Corporation	2	60
Arthur J. Gallagher & Co.	7	1,153
Artisan Partners Asset Management Inc. - Class A	4	99
Assetmark Financial Holdings, Inc. (a)	1	19
Associated Banc-Corp	14	281
Assurant, Inc.	4	584
Assured Guaranty Ltd.	6	306
Atlantic Union Bank	7	202
Atlanticus Holdings Corporation (a)	1	26
AXIS Capital Holdings Limited	6	271
Axos Financial, Inc. (a)	7	236
B. Riley & Co., LLC	2	68
Banc of California, Inc.	6	88
BancFirst Corporation	3	308
Bank of America Corporation	168	5,084
Bank of Hawaii Corporation	3	236
Bank of Marin Bancorp	2	51
Bank of N.T. Butterfield & Son Limited (The)	6	180
Bank OZK	9	374
BankFinancial Corporation	2	20
BankUnited, Inc.	9	294
Banner Corporation	3	166
Bar Harbor Bankshares	1	35
Berkshire Hathaway Inc. - Class B (a)	42	11,148
Berkshire Hills Bancorp, Inc.	6	176
BGC Partners, Inc. - Class A	34	108
BlackRock, Inc.	3	1,818
Blackstone Inc. - Class A	18	1,473
Blucora, Inc. (a)	4	83
BOK Financial Corporation	4	392
Bridgewater Bancshares, Inc. (a) (c)	1	17
Brighthouse Financial, Inc. (a)	7	318
Brightsphere Investment Group Inc.	2	32
Brookline Bancorp, Inc.	7	84
Brown & Brown, Inc.	12	701
Byline Bancorp, Inc.	3	70
C&F Financial Corporation	—	2
Cadence Bank	15	394
Camden National Corporation	2	81
Cannae Holdings, Inc. (a)	8	164
Capital City Bank Group, Inc.	1	31
Capital One Financial Corporation	16	1,432
Capitol Federal Financial	13	112
Capstar Financial Holdings, Inc.	1	15
Cathay General Bancorp	7	258
Cboe Global Markets, Inc.	4	497
CBTX, Inc.	1	36
Central Pacific Financial Corp.	4	77
Central Valley Community Bancorp	—	4
Chubb Limited	10	1,798
Cincinnati Financial Corporation	6	551
Citigroup Inc.	49	2,061
Citizens & Northern Corporation	1	18
Citizens Financial Group, Inc.	23	804
Citizens, Inc. - Class A (a)	4	12
City Holding Company	1	117
CME Group Inc. - Class A	7	1,154
CNA Financial Corporation	1	55
CNB Financial Corporation	1	31
Codorus Valley Bancorp, Inc.	—	6
Cohen & Steers, Inc.	4	267
Columbia Banking System, Inc.	6	186
Columbia Financial, Inc. (a)	6	118
Comerica Incorporated	9	671
Commerce Bancshares, Inc.	9	598
Community Bank System, Inc.	4	219
Community Trust Bancorp, Inc.	2	84
ConnectOne Bancorp, Inc.	6	127
Consumer Portfolio Services, Inc. (a)	2	15
Cowen Inc. - Class A	2	86
Crawford & Company - Class A	2	10
Crawford & Company - Class B	1	8
Credit Acceptance Corporation (a) (b)	2	666
Cullen/Frost Bankers, Inc.	5	639
Customers Bancorp, Inc. (a)	3	97
CVB Financial Corp.	11	285
Diamond Hill Investment Group, Inc. - Class A	—	79
Dime Community Bancshares, Inc.	4	129
Discover Financial Services	21	1,881
Donegal Group Inc. - Class A	2	22
Donnelley Financial Solutions, Inc. (a)	5	199
Eagle Bancorp, Inc.	4	160
East West Bancorp, Inc.	11	761
Eastern Bankshares, Inc.	2	49
eHealth, Inc. (a)	2	6
Employers Holdings, Inc.	4	126
Encore Capital Group, Inc. (a)	4	185
Enova International, Inc. (a)	4	126
Enstar Group Limited (a)	1	215
Enterprise Bancorp, Inc.	1	21
Enterprise Financial Services Corp.	3	130
Equitable Holdings, Inc.	39	1,022
Equity Bancshares, Inc. - Class A	1	32
Erie Indemnity Company - Class A	3	576
ESSA Bancorp, Inc.	1	19
Essent Group Ltd.	10	359
Evercore Inc. - Class A	4	353
Everest Re Group, Ltd.	2	395
EZCORP, Inc. - Class A (a)	7	56
F.N.B. Corporation	30	352
FactSet Research Systems Inc.	1	510
Farmers National Banc Corp.	1	10
FB Financial Corporation	5	173
Federal Agricultural Mortgage Corporation - Class C	1	89
Federated Hermes, Inc. - Class B	9	305
Fidelity National Financial, Inc. - Class A	23	836
Fifth Third Bancorp	28	907
Financial Institutions, Inc.	2	46
First American Financial Corporation	10	481
First Bancorp	4	129
First Bancorp.	22	300
First Bancshares Inc.	1	23
First Busey Corporation	4	86
First Business Financial Services, Inc.	1	30
First Citizens BancShares, Inc. - Class A	1	603
First Commonwealth Financial Corporation	8	109
First Community Bancshares, Inc.	2	56
First Financial Bancorp.	7	150
First Financial Bankshares, Inc.	10	405
First Financial Corporation	1	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
First Financial Northwest, Inc.	1	15
First Foundation Inc.	4	74
First Hawaiian, Inc.	9	210
First Horizon Corporation	40	914
First Internet Bancorp	1	29
First Interstate BancSystem, Inc. - Class A	8	322
First Merchants Corporation	5	202
First Mid Bancshares, Inc.	2	53
First Republic Bank	6	725
FirstCash Holdings, Inc.	4	257
Flagstar Bancorp, Inc.	6	186
Flushing Financial Corporation	3	68
Franklin Resources, Inc.	20	429
Fulton Financial Corporation	15	243
GBLI Holdings, LLC - Class A	1	22
Genworth Financial, Inc. - Class A (a)	49	170
German American Bancorp, Inc.	3	98
Glacier Bancorp, Inc.	6	311
Globe Life Inc.	7	661
Goosehead Insurance, Inc. - Class A (a)	1	50
Great Southern Bancorp, Inc.	2	104
Green Dot Corporation - Class A (a)	3	66
Greenhill & Co., Inc.	3	15
Greenlight Capital Re, Ltd. - Class A (a)	3	24
Hallmark Financial Services, Inc. (a)	2	2
Hamilton Lane Incorporated - Class A	1	88
Hancock Whitney Corporation	6	259
Hanmi Financial Corporation	3	82
HarborOne Bancorp, Inc.	8	103
HCI Group, Inc.	2	60
Heartland Financial USA, Inc.	4	189
Hennessy Advisors, Inc. (b)	—	3
Heritage Commerce Corp	5	52
Heritage Financial Corporation	4	111
Heritage Insurance Holdings, Inc.	3	6
Hilltop Holdings Inc.	9	221
Home BancShares, Inc.	11	258
HomeStreet, Inc.	3	82
Hometrust Bancshares, Inc.	1	32
Hope Bancorp, Inc.	13	159
Horace Mann Educators Corporation	4	133
Horizon Bancorp, Inc.	5	81
Houlihan Lokey, Inc. - Class A	5	366
Huntington Bancshares Incorporated	57	747
Independence Holdings, LLC	14	428
Independent Bank Corp.	5	377
Independent Bank Corporation	3	48
Independent Bank Group, Inc.	4	256
Interactive Brokers Group, Inc. - Class A	2	159
Intercontinental Exchange, Inc.	10	877
International Bancshares Corporation	6	253
Invesco Ltd.	25	343
James River Group, Inc.	2	36
Janus Henderson Group PLC	14	294
Jefferies Financial Group Inc.	18	531
JPMorgan Chase & Co.	99	10,315
K.K.R. Co., Inc. - Class A	16	677
Kearny Financial Corp	11	117
KeyCorp	37	589
Kinsale Capital Group, Inc.	1	376
Lakeland Bancorp, Inc.	7	117
Lakeland Financial Corporation	2	128
Lazard Ltd - Class A	11	364
LendingClub Corporation (a)	15	161
LendingTree, Inc. (a)	—	11
Lincoln National Corporation	7	310
Live Oak Bancshares, Inc.	4	132
Loews Corporation	10	504
LPL Financial Holdings Inc.	5	1,002
M&T Bank Corporation	8	1,405
Macatawa Bank Corporation	1	5
Maiden Holdings, Ltd. (a)	9	20
Manning & Napier, Inc. - Class A	1	13
Markel Corporation (a)	1	613
MarketAxess Holdings Inc.	2	432
Marsh & Mclennan Companies, Inc.	15	2,220
MBIA Inc. (a)	14	129
Mercantile Bank Corporation	2	61
Merchants Bancorp, Inc.	1	17
Mercury General Corporation	5	136
MetLife, Inc.	17	1,055
Metropolitan Bank Holding Corp. (a)	1	85
MGIC Investment Corporation	26	329
Midland States Bancorp, Inc.	2	36
MidWestOne Financial Group, Inc.	1	21
Moelis & Company - Class A	4	127
Moody's Corporation	5	1,165
Morgan Stanley	45	3,587
Morningstar, Inc.	3	592
Mr. Cooper Group Inc. (a)	7	274
MSCI Inc. - Class A	2	815
Nasdaq, Inc.	17	978
National Bank Holdings Corporation - Class A	3	113
National Bankshares, Inc.	—	2
National Western Life Group, Inc. - Class A	—	64
Navient Corporation	19	280
NBT Bancorp Inc.	5	172
Nelnet, Inc. - Class A	3	208
New York Community Bancorp, Inc. - Series A (b)	35	301
Nicholas Financial, Inc. (a)	1	3
Nicolet Bankshares, Inc. (a)	—	19
NMI Holdings, Inc. - Class A (a)	7	145
Northeast Bank	—	18
Northern Trust Corporation	9	810
Northfield Bancorp Inc.	5	75
Northrim Bancorp, Inc.	—	17
Northwest Bancshares, Inc.	12	164
OceanFirst Financial Corp.	7	132
Ocwen Financial Corporation (a)	—	5
OFG Bancorp	6	156
Old National Bancorp	25	418
Old Republic International Corporation	23	479
Old Second Bancorp, Inc.	1	9
Open Lending Corporation - Class A (a)	3	24
Oppenheimer Holdings Inc. - Class A	1	34
Origin Bancorp, Inc.	1	32
Pacific Premier Bancorp, Inc.	9	268
PacWest Bancorp	7	168
Palomar Holdings, Inc. (a)	1	67
Park National Corporation	1	176
Pathward Financial, Inc.	3	113
Peapack-Gladstone Financial Corporation	2	77
Penns Woods Bancorp, Inc.	—	8
PennyMac Financial Services, Inc.	1	45
Peoples Bancorp Inc.	2	61
Peoples Financial Services Corp.	—	10
Pinnacle Financial Partners, Inc.	5	385
Piper Sandler Companies	2	189
PJT Partners Inc. - Class A	1	71
Popular, Inc.	7	498
PRA Group, Inc. (a)	4	147
Preferred Bank	2	104
Premier Financial Corporation	3	89
Primerica, Inc.	4	457
Primis Financial Corp.	3	38
Principal Financial Group, Inc.	10	744
ProAssurance Corporation	6	118
PROG Holdings, Inc. (a)	6	86
Prosperity Bancshares, Inc.	7	454
Provident Financial Holdings, Inc.	—	6
Provident Financial Services, Inc.	7	132
Prudential Financial, Inc.	9	783
Pzena Investment Management, Inc. - Class A	2	18
QCR Holdings, Inc.	1	50
Radian Group Inc.	15	280
Raymond James Financial, Inc.	9	898
Regional Management Corp.	2	50
Regions Financial Corporation	37	736
Reinsurance Group of America, Incorporated	4	492
RenaissanceRe Holdings Ltd	3	359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Renasant Corporation	5	168
Republic Bancorp, Inc. - Class A	2	69
Republic First Bancorp, Inc. (a)	2	6
RLI Corp.	3	257
Robinhood Markets, Inc. - Class A (a) (b)	12	124
Rocket Companies, Inc. - Class A (a)	13	80
S & T Bancorp, Inc.	4	113
S&P Global Inc.	6	1,843
Safety Insurance Group, Inc.	2	133
Sandy Spring Bancorp, Inc.	5	164
Seacoast Banking Corporation of Florida	4	114
SEI Investments Company	11	518
Selective Insurance Group, Inc.	4	365
ServisFirst Bancshares, Inc.	4	316
Shore Bancshares, Inc.	1	26
Sierra BanCorp	1	29
Signature Bank	2	347
Simmons First National Corporation - Class A	9	192
SiriusPoint Ltd (a)	12	57
SLM Corporation	33	465
Southern Missouri Bancorp, Inc.	1	29
Southside Bancshares, Inc.	4	138
Southstate Corporation	5	434
State Street Corporation	13	810
Sterling Bancorp, Inc. (a)	3	16
Stewart Information Services Corporation	3	110
Stifel Financial Corp.	8	422
Stock Yards Bancorp, Inc.	2	131
StoneX Group Inc. (a)	2	153
SVB Financial Group (a)	2	758
Synchrony Financial	34	952
Synovus Financial Corp.	13	498
T. Rowe Price Group, Inc.	13	1,365
Territorial Bancorp Inc.	1	20
Texas Capital Bancshares, Inc. (a)	5	291
TFS Financial Corporation	11	138
The Allstate Corporation	12	1,478
The Bancorp, Inc. (a)	7	144
The Bank of New York Mellon Corporation	19	736
The Charles Schwab Corporation	26	1,861
The First Bancorp, Inc.	1	31
The First of Long Island Corporation	2	40
The Goldman Sachs Group, Inc.	11	3,227
The Hanover Insurance Group, Inc.	4	459
The Hartford Financial Services Group, Inc.	19	1,194
The PNC Financial Services Group, Inc.	10	1,422
The Progressive Corporation	12	1,343
The Travelers Companies, Inc.	15	2,370
Tiptree Inc.	3	32
Tompkins Financial Corporation	2	114
TowneBank	7	179
Tradeweb Markets Inc. - Class A	4	207
TriCo Bancshares	4	158
Triumph Bancorp, Inc. (a)	2	119
Truist Financial Corporation	30	1,315
Trupanion, Inc. (a) (b)	1	59
Trustco Bank Corp N Y	2	71
Trustmark Corporation	6	171
U.S. Bancorp	46	1,848
UMB Financial Corporation	4	354
Umpqua Holdings Corporation	18	305
United Bankshares, Inc.	12	427
United Community Banks, Inc.	8	262
United Fire Group, Inc.	3	86
United Insurance Holdings Corp.	8	5
Universal Insurance Holdings, Inc.	6	59
Univest Financial Corporation	3	71
Unum Group	15	599
Valley National Bancorp	32	343
Velocity Financial Inc. (a)	1	10
Veritex Holdings, Inc.	4	99
Victory Capital Holdings, Inc. - Class A	3	61
Virtu Financial, Inc. - Class A	9	177
Virtus Investment Partners, Inc.	1	128
Voya Financial, Inc.	10	623
W. R. Berkley Corporation	11	741
Walker & Dunlop, Inc.	3	277
Washington Federal, Inc.	7	209
Washington Trust Bancorp, Inc.	2	96
Waterstone Financial, Inc.	3	53
Webster Financial Corporation	15	667
Wells Fargo & Company	112	4,521
WesBanco, Inc.	6	191
West Bancorporation, Inc.	2	37
Westamerica Bancorporation	3	147
Western Alliance Bancorporation	7	472
Westwood Holdings Group, Inc.	1	8
White Mountains Insurance Group Ltd	—	334
Willis Towers Watson Public Limited Company	4	818
Wintrust Financial Corporation	5	428
WisdomTree Investments, Inc.	17	81
World Acceptance Corporation (a)	1	88
WSFS Financial Corporation	6	284
Zions Bancorporation, National Association	10	503
Zurich American Corporation	6	266
		161,970
Health Care 12.8%
10X Genomics, Inc. - Class A (a)	1	40
Abbott Laboratories	38	3,644
AbbVie Inc.	55	7,410
ABIOMED, Inc. (a)	1	322
Acadia Healthcare Company, Inc. (a)	6	446
ACADIA Pharmaceuticals Inc. (a)	5	85
Accuray Incorporated (a)	6	12
Adaptive Biotechnologies Corporation (a)	4	25
Addus HomeCare Corporation (a)	1	106
Adverum Biotechnologies, Inc. (a) (b)	10	9
Affimed N.V. (a)	8	17
Agilent Technologies, Inc.	5	597
Agiliti, Inc. (a)	4	52
Agilon Health Management, Inc. (a)	11	259
Agios Pharmaceuticals, Inc. (a)	2	60
Akebia Therapeutics, Inc. (a) (b)	12	4
Albireo Pharma, Inc. (a)	2	45
Alerislife Inc. (a)	—	—
Align Technology, Inc. (a)	1	276
Alkermes Public Limited Company (a)	9	202
Allakos Inc. (a) (b)	—	2
Allogene Therapeutics, Inc. (a)	3	37
Allscripts Healthcare Solutions, Inc. (a)	13	197
Alnylam Pharmaceuticals, Inc. (a)	1	297
Amedisys, Inc. (a)	2	213
American Well Corporation - Class A (a)	6	22
AmerisourceBergen Corporation	7	987
Amgen Inc.	16	3,582
AMN Healthcare Services, Inc. (a)	4	393
Amneal Pharmaceuticals, Inc. - Class A (a)	5	10
Amphastar Pharmaceuticals, Inc. (a)	4	119
Anaptysbio, Inc. (a)	2	51
AngioDynamics, Inc. (a)	4	91
ANI Pharmaceuticals, Inc. (a)	1	25
Anika Therapeutics, Inc. (a)	1	35
Apellis Pharmaceuticals, Inc. (a)	2	127
Apollo Medical Holdings, Inc. (a) (b) (d)	2	78
Arcus Biosciences, Inc. (a)	6	145
Ardelyx, Inc. (a)	1	1
Artivion, Inc. (a)	3	39
Atara Biotherapeutics, Inc. (a)	4	16
AtriCure, Inc. (a)	2	67
Atrion Corporation	—	92
Avanos Medical, Inc. (a)	5	99
Avantor, Inc. (a)	27	537
Avidity Biosciences, Inc. (a)	2	38
Axonics, Inc. (a)	1	96
Azenta, Inc.	2	68
Baxter International Inc.	13	683
Becton, Dickinson and Company	5	1,031
Biogen Inc. (a)	5	1,413
BioMarin Pharmaceutical Inc. (a)	6	477

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Bio-Rad Laboratories, Inc. - Class A (a)	1	391
Bio-Techne Corporation	1	336
Bluebird Bio, Inc. (a)	4	24
Blueprint Medicines Corporation (a)	2	155
Boston Scientific Corporation (a)	25	975
Bristol-Myers Squibb Company	66	4,671
Brookdale Senior Living Inc. (a)	23	97
Bruker Corporation	12	652
Canticle Pharmaceuticals, Inc. (a)	—	32
Cara Therapeutics, Inc. (a)	4	38
Cardinal Health, Inc.	13	881
Cardiovascular Systems, Inc. (a)	3	43
Caredx, Inc. (a)	2	28
Castle Biosciences, Inc. (a)	—	1
Catalent, Inc. (a)	6	415
Catalyst Pharmaceuticals, Inc. (a)	7	96
Celldex Therapeutics, Inc. (a)	1	20
Centene Corporation (a)	15	1,150
Certara, Inc. (a)	6	76
Change Healthcare Inc. (a)	12	317
Charles River Laboratories International, Inc. (a)	2	407
Chemed Corporation	1	519
Chimerix, Inc. (a)	5	10
Chinook Therapeutics, Inc. (a)	5	91
Cigna Corporation	10	2,893
Community Health Systems, Inc. (a)	12	25
Computer Programs and Systems, Inc. (a)	1	21
Concert Pharmaceuticals, Inc. (a)	—	3
CONMED Corporation	2	123
Corcept Therapeutics Incorporated (a)	6	149
Coronado Topco, Inc. (a)	3	207
CorVel Corporation (a)	1	176
Covetrus, Inc. (a)	8	162
CRISPR Therapeutics AG (a)	3	187
Cross Country Healthcare, Inc. (a)	2	67
Cryoport, Inc. (a)	2	51
Cumberland Pharmaceuticals, Inc. (a)	1	2
CVS Health Corporation	45	4,327
Danaher Corporation	13	3,330
DaVita Inc. (a)	5	407
Deciphera Pharmaceuticals, Inc. (a)	5	96
Denali Therapeutics Inc. (a)	5	165
Dentsply Sirona Inc.	7	201
DexCom, Inc. (a)	5	385
Doximity, Inc. - Class A (a) (b)	2	49
Dynavax Technologies Corporation (a)	4	46
Eagle Pharmaceuticals, Inc. (a)	1	35
Editas Medicine, Inc. (a)	2	22
Edwards Lifesciences Corporation (a)	10	794
Eiger Biopharmaceuticals, Inc. (a)	—	4
Elanco Animal Health Incorporated (a)	23	291
Elevance Health, Inc.	6	2,638
Eli Lilly and Company	23	7,353
Embecta Corp.	1	27
Emergent BioSolutions Inc. (a)	4	85
Enanta Pharmaceuticals, Inc. (a)	2	82
Encompass Health Corporation	8	356
Enhabit Inc. (a)	4	55
Enovis Corporation (a)	3	153
Envista Holdings Corporation (a)	12	398
Enzo Biochem, Inc. (a)	4	8
Evolent Health, Inc. - Class A (a)	6	215
Exact Sciences Corporation (a)	3	103
Exelixis, Inc. (a)	21	330
Fate Therapeutics, Inc. (a)	2	35
Forma Therapeutics Holdings, Inc. (a)	3	55
Fulgent Genetics, Inc. (a)	1	54
G1 Therapeutics, Inc. (a) (b)	4	44
Gilead Sciences, Inc.	51	3,156
Glaukos Corporation (a)	3	135
Global Blood Therapeutics, Inc. (a)	4	254
Globus Medical, Inc. - Class A (a)	6	335
Haemonetics Corporation (a)	3	258
Halozyme Therapeutics, Inc. (a)	8	304
Hanger, Inc. (a)	3	52
Harmony Biosciences Holdings Inc. (a)	2	77
Harvard Bioscience, Inc. (a)	2	4
HCA Healthcare, Inc.	6	1,060
Health Catalyst, Inc. (a)	1	12
HealthEquity, Inc. (a)	5	316
Healthstream, Inc. (a)	2	45
Henry Schein, Inc. (a)	7	454
Heska Corporation (a)	—	12
Hologic, Inc. (a)	17	1,100
Horizon Orphan LLC (a)	2	37
Horizon Therapeutics Public Limited Company (a)	7	463
Humana Inc.	3	1,492
ICU Medical, Inc. (a)	1	80
IDEAYA Biosciences, Inc. (a)	1	22
IDEXX Laboratories, Inc. (a)	2	749
Illumina, Inc. (a)	2	436
ImmunoGen, Inc. (a)	12	58
Immunovant, Inc. (a)	2	13
Inari Medical, Inc. (a)	1	64
Incyte Corporation (a)	5	328
Innoviva, Inc. (a)	12	138
Inogen, Inc. (a)	1	29
Insmed Incorporated (a)	3	57
Insulet Corporation (a)	2	370
Integer Holdings Corporation (a)	3	180
Integra LifeSciences Holdings Corporation (a)	5	218
Intellia Therapeutics, Inc. (a)	3	163
Intra-Cellular Therapies, Inc. (a)	4	187
Intuitive Surgical, Inc. (a)	6	1,093
Invacare Corporation (a) (b)	—	—
Ionis Pharmaceuticals, Inc. (a)	4	163
Iovance Biotherapeutics, Inc. (a)	10	98
IQVIA Holdings Inc (a)	5	995
Iradimed Corp. (a)	—	13
Ironwood Pharmaceuticals, Inc. - Class A (a)	13	138
Iveric Bio, Inc. (a)	10	179
Jazz Pharmaceuticals Public Limited Company (a)	4	505
Johnson & Johnson	70	11,397
KalVista Pharmaceuticals Inc. (a)	2	27
Karuna Therapeutics, Inc. (a)	—	66
Kezar Life Sciences, Inc. (a)	5	43
Kodiak Sciences Inc. (a)	3	20
Krystal Biotech, Inc. (a)	2	114
Kura Oncology, Inc. (a)	3	35
Kymera Therapeutics, Inc. (a)	2	43
Laboratory Corporation of America Holdings	4	845
Lantheus Holdings, Inc. (a)	5	348
LeMaitre Vascular, Inc.	2	81
Lensar, Inc. (a)	—	2
LHC Group, Inc. (a)	2	332
Ligand Pharmaceuticals Incorporated (a)	1	108
LivaNova PLC (a)	4	179
Lumos Pharma, Inc. (a)	—	2
MacroGenics, Inc. (a)	3	11
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	125
Masimo Corporation (a)	3	444
McKesson Corporation	5	1,555
Mednax, Inc. (a)	7	112
Medpace Holdings, Inc. (a)	2	382
Medtronic, Inc.	22	1,767
Merck & Co., Inc.	75	6,436
Meridian Bioscience, Inc. (a)	4	136
Merit Medical Systems, Inc. (a)	4	201
Mersana Therapeutics, Inc. (a)	8	51
Mesa Laboratories, Inc.	—	37
Mettler-Toledo International Inc. (a)	1	979
Mirati Therapeutics, Inc. (a)	2	107
Moderna, Inc. (a)	13	1,553
ModivCare Inc. (a)	2	156
Molina Healthcare, Inc. (a)	3	872
Morphic Holding, Inc. (a)	1	35
Myriad Genetics, Inc. (a)	6	108
National HealthCare Corporation	2	124
National Research Corporation	1	28
Nektar Therapeutics (a)	6	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Neogen Corporation (a)	16	217
Neogenomics, Inc. (a)	3	27
Neurocrine Biosciences, Inc. (a)	4	398
NextGen Healthcare, Inc. (a)	7	131
NGM Biopharmaceuticals, Inc. (a)	4	47
Novocure Limited (a)	1	97
Nurix Therapeutics, Inc. (a)	3	43
NuVasive, Inc. (a)	4	166
Omnicell, Inc. (a)	2	212
OPKO Health, Inc. (a)	34	65
Option Care Health, Inc. (a)	6	200
Orasure Technologies, Inc. (a)	4	16
Organogenesis Holdings Inc. - Class A (a)	8	27
Organon & Co.	16	381
Orthofix Medical Inc. (a)	3	61
Orthopediatrics Corp. (a)	1	63
Otonomy, Inc. (a)	2	1
Owens & Minor, Inc.	7	165
Pacira Pharmaceuticals, Inc. (a)	1	53
Patterson Companies, Inc.	8	200
PDL BioPharma, Inc. (a) (e)	6	16
Penumbra, Inc. (a)	1	164
PerkinElmer, Inc.	6	739
Perrigo Company Public Limited Company	9	315
PetIQ, Inc. - Class A (a)	2	11
Pfizer Inc.	144	6,323
Phibro Animal Health Corporation - Class A	2	21
Phreesia, Inc. (a)	4	105
PMV Pharmaceuticals, Inc. (a)	6	76
Pphm, Inc. (a)	3	49
Premier Healthcare Solutions, Inc. - Class A	9	314
Prestige Consumer Healthcare Inc. (a)	5	261
Progyny, Inc. (a)	2	73
Prothena Corporation Public Limited Company (a)	4	257
Psychemedics Corporation	1	3
Quest Diagnostics Incorporated	7	911
R1 RCM Inc. (a)	11	201
RadNet, Inc. (a)	4	76
Regeneron Pharmaceuticals, Inc. (a)	4	2,505
Regenxbio Inc. (a)	3	91
Relay Therapeutics, Inc. (a)	2	49
Repligen Corporation (a)	2	466
Replimune Group, Inc. (a)	3	58
ResMed Inc.	4	909
Revolution Medicines, Inc. (a)	—	—
Rhythm Pharmaceuticals, Inc. (a)	1	13
Rocket Pharmaceuticals, Inc. (a)	3	54
Sage Therapeutics Inc. (a)	1	51
Sangamo Therapeutics, Inc. (a)	13	62
Sarepta Therapeutics, Inc. (a)	2	270
Schrodinger, Inc. (a)	1	23
Seagen Inc. (a)	2	341
SeaSpine Holdings Corporation (a)	1	3
Select Medical Holdings Corporation	13	288
Shockwave Medical, Inc. (a)	1	157
SI-BONE, Inc. (a)	2	43
SIGA Technologies, Inc. (a)	6	57
Simulations Plus, Inc.	2	77
Sotera Health LLC (a)	13	86
Spectrum Pharmaceuticals, Inc. (a)	3	1
Springworks Therapeutics, Inc. (a)	1	30
STAAR Surgical Company (a)	1	73
Steris Limited	3	553
Stoke Therapeutics, Inc. (a)	2	29
Stryker Corporation	6	1,268
Supernus Pharmaceuticals, Inc. (a)	5	155
Surgalign Holdings, Inc. (a)	—	—
Surmodics, Inc. (a)	1	43
Symbion, Inc. (a)	3	78
Syndax Pharmaceuticals, Inc. (a)	1	15
Syneos Health, Inc. - Class A (a)	7	341
Tandem Diabetes Care, Inc. (a)	2	77
Taro Pharmaceutical Industries Ltd (a)	3	89
Teladoc Health, Inc. (a)	4	95
Teleflex Incorporated	2	329
Tenet Healthcare Corporation (a)	8	389
The Cooper Companies, Inc.	2	425
The Ensign Group, Inc.	5	374
The Pennant Group, Inc. (a)	3	28
Thermo Fisher Scientific Inc.	7	3,594
Travere Therapeutics, Inc. (a)	4	102
Twist Bioscience Corporation (a)	1	19
U. S. Physical Therapy, Inc.	1	85
UFP Technologies, Inc. (a)	—	26
Ultragenyx Pharmaceutical Inc. (a)	3	105
United Therapeutics Corporation (a)	3	580
UnitedHealth Group Incorporated	17	8,441
Universal Health Services, Inc. - Class B	5	428
Utah Medical Products, Inc.	—	17
Vanda Pharmaceuticals Inc. (a)	5	47
Varex Imaging Corporation (a)	6	126
Vaxcyte, Inc. (a)	4	91
Veeva Systems Inc. - Class A (a)	2	337
Veracyte, Inc. (a)	3	57
Vertex Pharmaceuticals Incorporated (a)	6	1,855
Viatris Inc.	56	475
Waters Corporation (a)	2	637
West Pharmaceutical Services, Inc.	2	517
Xencor, Inc. (a)	4	112
Zimmer Biomet Holdings, Inc.	6	630
ZimVie Inc. (a)	1	6
Zoetis Inc. - Class A	13	1,978
		149,780
Industrials 12.0%
3M Company	26	2,877
A. O. Smith Corporation	10	484
AAON, Inc.	3	161
AAR Corp. (a)	4	156
ABM Industries Incorporated	5	178
ACCO Brands Corporation	11	56
Acuity Brands, Inc.	2	384
Advanced Drainage Systems, Inc.	5	678
AECOM	9	628
Aerojet Rocketdyne Holdings, Inc. (a)	6	233
AeroVironment, Inc. (a)	1	115
AGCO Corporation	7	704
Air Lease Corporation - Class A	11	355
Air Transport Services Group, Inc. (a)	7	168
Alamo Group Inc.	1	99
Alaska Air Group, Inc. (a)	9	341
Albany International Corp. - Class A	2	161
Allegiant Travel Company (a)	1	41
Allegion Public Limited Company	6	539
Allied Motion Technologies Inc.	2	53
Allison Systems, Inc.	10	339
Altra Industrial Motion Corp.	5	157
AMERCO (a)	1	663
Ameresco, Inc. - Class A (a)	1	76
American Airlines Group Inc. (a)	29	346
American Woodmark Corporation (a)	1	53
AMETEK, Inc.	9	1,003
APi Group Corp (a)	14	186
Apogee Enterprises, Inc.	4	134
Applied Industrial Technologies, Inc.	3	297
Arcbest Corporation	3	202
Arcosa, Inc.	4	218
Argan, Inc.	2	53
Armstrong World Industries, Inc.	3	257
ASGN Incorporated (a)	4	357
Astec Industries, Inc.	2	52
Astronics Corporation (a)	2	17
Astronics Corporation - Class B (a)	1	12
Atkore Inc. (a)	4	341
Atlas Air Worldwide Holdings, Inc. (a)	3	270
Avis Budget Group, Inc. (a)	4	591
Axon Enterprise, Inc. (a)	3	393
AZZ Inc.	3	95
Barnes Group Inc.	5	132
Barrett Business Services, Inc.	1	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Beacon Roofing Supply, Inc. (a)	7	396
BlueLinx Holdings Inc. (a)	1	72
Boise Cascade Company	5	270
Booz Allen Hamilton Holding Corporation - Class A	7	662
Brady Corporation - Class A	4	172
BrightView Holdings, Inc. (a)	7	55
Builders FirstSource, Inc. (a)	16	959
BWXT Government Group, Inc.	7	346
C.H. Robinson Worldwide, Inc.	8	802
Caci International Inc. - Class A (a)	2	410
Carlisle Companies Incorporated	3	799
Carrier Global Corporation	43	1,545
Casella Waste Systems, Inc. - Class A (a)	3	221
Caterpillar Inc.	16	2,664
CBIZ, Inc. (a)	5	206
CECO Environmental Corp. (a)	3	28
Chart Industries, Inc. (a)	2	451
Cimpress Public Limited Company (a)	2	44
Cintas Corporation	3	1,131
CIRCOR International, Inc. (a)	2	26
Civeo Corporation (a)	1	17
Clarivate PLC (a)	10	91
Clean Harbors, Inc. (a)	5	568
Columbus McKinnon Corporation	2	63
Comfort Systems USA, Inc.	3	258
Commercial Vehicle Group, Inc. (a)	5	20
Construction Partners, Inc. - Class A (a)	3	90
Copa Holdings, S.A. - Class A (a)	3	170
Copart, Inc. (a)	8	858
Costamare Inc.	8	72
CoStar Group, Inc. (a)	8	560
Covenant Logistics Group, Inc. - Class A	2	64
CRA International, Inc.	1	95
Crane Holdings, Co.	5	403
CSW Industrials, Inc.	2	183
CSX Corporation	66	1,749
Cummins Inc.	6	1,201
Curtiss-Wright Corporation	3	417
Daseke Companies, Inc. (a)	3	16
Deere & Company	8	2,729
Delta Air Lines, Inc. (a)	37	1,037
Deluxe Corporation	5	78
Distribution Solutions Group, Inc. (a)	—	13
Donaldson Company, Inc.	9	422
Douglas Dynamics, Inc.	3	79
Dover Corporation	6	758
Ducommun Incorporated (a)	1	51
Dun & Bradstreet Holdings, Inc.	9	113
DXP Enterprises, Inc. (a)	2	42
Dycom Industries, Inc. (a)	3	284
Eagle Bulk Shipping Inc.	—	15
Eaton Corporation Public Limited Company	10	1,272
EMCOR Group, Inc.	4	499
Emerson Electric Co.	12	846
Encore Wire Corporation	2	247
Energy Recovery, Inc. (a)	4	92
Enerpac Tool Group Corp. - Class A	5	87
EnerSys	3	189
Eneti Inc.	1	7
Ennis, Inc.	3	65
EnPro Industries, Inc.	2	182
Equifax Inc.	5	868
ESAB Corporation	3	111
ESCO Technologies Inc.	2	143
Evoqua Water Technologies Corp. (a)	6	187
Expeditors International of Washington, Inc.	10	920
Exponent, Inc.	3	275
Fastenal Company	25	1,170
Federal Signal Corporation	4	138
FedEx Corporation	9	1,290
First Advantage Corporation (a)	4	49
Flowserve Corporation	9	217
Fluor Corporation (a)	8	192
Forrester Research, Inc. (a)	2	61
Fortive Corporation	12	710
Fortune Brands Home & Security, Inc.	11	613
Forward Air Corporation	2	216
Franklin Covey Co. (a)	1	50
Franklin Electric Co., Inc.	4	291
FTI Consulting, Inc. (a)	3	430
FuelCell Energy, Inc. (a) (b)	13	43
Gates Industrial Corporation PLC (a)	5	51
GATX Corporation	3	241
Genco Shipping & Trading Limited	1	10
Gencor Industries, Inc. (a)	1	5
Generac Holdings Inc. (a)	2	313
General Dynamics Corporation	6	1,206
General Electric Company	18	1,105
Gibraltar Industries, Inc. (a)	4	152
Global Industrial Company	3	86
GMS Inc. (a)	4	172
Graco Inc.	11	659
GrafTech International Ltd.	12	53
Graham Corporation	—	4
Granite Construction Incorporated	5	133
Great Lakes Dredge & Dock Corporation (a)	7	56
Griffon Corporation	5	140
GXO Logistics Inc. (a)	8	296
H&E Equipment Services, Inc.	3	99
Harsco Corporation (a)	8	29
Hawaiian Holdings, Inc. (a)	5	69
Hayward Holdings, Inc. (a)	3	28
Healthcare Services Group, Inc.	5	61
Heartland Express, Inc.	9	135
HEICO Corporation	2	229
HEICO Corporation - Class A	2	273
Heidrick & Struggles International, Inc.	2	57
Helios Technologies, Inc.	2	110
Herc Holdings Inc.	4	378
Heritage-Crystal Clean, Inc. (a)	1	30
Hertz Global Holdings, Inc. (a) (b)	22	362
Hexcel Corporation	6	290
Hill International, Inc. (a)	4	13
Hillenbrand, Inc.	5	200
HNI Corporation	4	104
Honeywell International Inc.	17	2,816
Howmet Aerospace Inc.	17	518
Hub Group, Inc. - Class A (a)	3	213
Hubbell Incorporated	4	879
Hudson Global, Inc. (a)	—	2
Hudson Technologies, Inc. (a)	8	61
Huntington Ingalls Industries, Inc.	3	735
Hurco Companies, Inc.	—	7
Huron Consulting Group Inc. (a)	2	149
Hyster-Yale Materials Handling, Inc. - Class A	1	24
IAA Spinco Inc. (a)	8	264
ICF International, Inc.	2	224
IDEX Corporation	2	481
IES Holdings, Inc. (a)	2	57
Illinois Tool Works Inc.	9	1,636
Ingersoll Rand Inc.	15	663
Insperity, Inc.	2	224
Insteel Industries, Inc.	2	55
Interface, Inc. - Class A	8	75
ITT Inc.	6	362
J. B. Hunt Transport Services, Inc.	6	922
Jacobs Solutions Inc.	4	471
Jeld-Wen, Inc. (a)	9	75
JetBlue Airways Corporation (a)	28	183
John Bean Technologies Corporation	2	202
Johnson Controls International Public Limited Company	13	637
Kadant Inc.	1	175
Kaman Corporation	3	79
KAR Auction Services, Inc. (a)	12	132
KBR, Inc.	9	371
Kelly Services, Inc. - Class A	4	49
Kennametal Inc.	8	166
Kforce Inc.	3	157
Kimball International, Inc. - Class B	4	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Kirby Corporation (a)	5	279
Knight-Swift Transportation Holdings Inc. - Class A	13	657
Korn Ferry	5	245
Kratos Defense & Security Solutions, Inc. (a)	8	76
L. B. Foster Company (a)	1	10
L3Harris Technologies, Inc.	4	839
Landstar System, Inc.	3	482
Leidos Holdings, Inc.	7	589
Lennox International Inc.	2	516
Lincoln Electric Holdings, Inc.	4	546
Lindsay Corporation	1	112
Lockheed Martin Corporation	9	3,560
LSI Industries Inc.	1	9
Luxfer Holdings PLC	2	22
Lyft, Inc. - Class A (a)	6	85
ManpowerGroup Inc.	4	237
Marten Transport, Ltd.	11	206
Masco Corporation	8	357
Masonite International Corporation (a)	2	171
MasTec, Inc. (a)	6	411
Matrix Service Company (a)	3	13
Matson Intermodal - Paragon, Inc.	5	302
Matthews International Corporation - Class A	3	76
Maxar Technologies Inc.	5	96
McGrath RentCorp	2	178
MDU Resources Group, Inc.	19	516
Mercury Systems, Inc. (a)	3	123
Miller Industries, Inc.	1	27
Millerknoll, Inc.	8	126
Mine Safety Appliances Company, LLC	2	217
Mistras Group, Inc. (a)	3	11
Montrose Environmental Group, Inc. (a)	2	51
Moog Inc. - Class A	3	192
MRC Global Inc. (a)	10	69
MSC Industrial Direct Co., Inc. - Class A	4	293
Mueller Industries, Inc.	5	321
Mueller Water Products, Inc. - Class A	10	106
MYR Group Inc. (a)	2	134
N L Industries, Inc.	1	7
National Presto Industries, Inc.	1	40
Nielsen Holdings PLC	37	1,026
NN, Inc. (a)	3	5
Nordson Corporation	2	419
Norfolk Southern Corporation	7	1,538
Northrop Grumman Corporation	3	1,404
Northwest Pipe Company (a)	1	28
Now, Inc. (a)	13	133
NV5 Global, Inc. (a)	1	170
Nvent Electric Public Limited Company	13	403
Old Dominion Freight Line, Inc.	5	1,235
Omega Flex, Inc.	—	9
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corporation	5	320
Otis Worldwide Corporation	13	818
Owens Corning	11	859
P.A.M. Transportation Services, Inc. (a)	1	37
PACCAR Inc	13	1,073
Park Aerospace Technologies Corp.	2	24
Parker-Hannifin Corporation	6	1,573
Park-Ohio Holdings Corp.	1	15
Parsons Corporation (a)	6	228
Pentair Public Limited Company	13	511
PGT Innovations, Inc. (a)	6	120
Pineapple Energy Inc. (a)	—	—
Pitney Bowes Inc.	16	36
Plug Power Inc. (a) (b)	9	197
Powell Industries, Inc.	1	22
Preformed Line Products Company	—	13
Primoris Services Corporation	6	92
Proto Labs, Inc. (a)	2	64
Quad/Graphics, Inc. - Class A (a)	4	11
Quanex Building Products Corporation	4	65
Quanta Services, Inc.	6	812
Radiant Logistics, Inc. (a)	3	19
Raytheon Technologies Corporation	35	2,897
RBC Bearings Incorporated (a)	1	298
Regal Beloit Corporation	5	713
Republic Services, Inc.	7	918
Resideo Technologies, Inc. (a)	13	249
Resources Connection, Inc.	4	79
REV Group, Inc.	7	72
Robert Half International Inc.	9	718
Rockwell Automation, Inc.	4	913
Rollins, Inc.	14	471
Rush Enterprises, Inc. - Class A	3	148
Ryder System, Inc.	6	460
Saia, Inc. (a)	2	347
Schneider National, Inc. - Class B	3	70
Science Applications International Corporation	5	405
Sensata Technologies Holding PLC	12	446
Shyft Group, Inc.	3	58
SIFCO Industries, Inc. (a)	—	—
Simpson Manufacturing Co., Inc.	3	240
SiteOne Landscape Supply, Inc. (a)	2	259
SkyWest, Inc. (a)	5	80
Snap-on Incorporated	3	551
Southwest Airlines Co. (a)	20	608
SP Plus Corporation (a)	2	65
Spirit Airlines (a)	9	172
SPX Technologies, Inc. (a)	4	235
Standex International Corporation	1	84
Stanley Black & Decker, Inc.	6	475
Steelcase Inc. - Class A	9	60
Stericycle, Inc. (a)	6	261
Sterling Infrastructure, Inc. (a)	3	58
Sunrun Inc. (a)	15	413
Tecnoglass Inc.	3	72
Tennant Company	2	93
Terex Corporation	5	156
Tetra Tech, Inc.	3	442
Textainer Group Holdings Limited	5	138
Textron Inc.	10	557
The AZEK Company Inc. - Class A (a)	9	144
The Boeing Company (a)	13	1,535
The Brink's Company	3	136
The Gorman- Rupp Company	2	58
The Greenbrier Companies, Inc.	3	70
The Manitowoc Company, Inc. (a)	4	28
The Middleby Corporation (a)	4	495
The Timken Company	6	358
The Toro Company	8	725
Thermon Group Holdings, Inc. (a)	3	41
Titan International, Inc. (a)	6	74
Titan Machinery Inc. (a)	1	36
TPI Composites, Inc. (a)	2	21
Trane Technologies Public Limited Company	9	1,335
TransDigm Group Incorporated (a)	2	823
TransUnion	8	453
Trex Company, Inc. (a)	8	335
Trinet Group, Inc. (a)	6	400
Trinity Industries, Inc.	9	182
Triton Container International Limited	7	394
Triumph Group, Inc. (a)	5	40
TrueBlue, Inc. (a)	6	111
Tutor Perini Corporation (a)	8	43
Twin Disc, Incorporated (a)	1	14
Uber Technologies, Inc. (a)	22	572
UFP Industries, Inc.	5	351
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	166
Union Pacific Corporation	24	4,764
United Airlines Holdings, Inc. (a)	10	340
United Parcel Service, Inc. - Class B	26	4,273
United Rentals, Inc. (a)	5	1,420
Univar Solutions Inc. (a)	14	313
Universal Logistics Holdings, Inc.	2	72
V2X, Inc. (a)	1	45
Valmont Industries, Inc.	2	448
Verisk Analytics, Inc.	7	1,152
Veritiv Corporation (a)	2	163

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Viad Corp (a)	2	68
Vicor Corporation (a)	1	83
VSE Corporation	1	42
W. W. Grainger, Inc.	2	1,180
Wabash National Corporation	7	115
Waste Management, Inc.	17	2,728
Watsco, Inc.	2	577
Watts Water Technologies, Inc. - Class A	2	271
Werner Enterprises, Inc.	7	269
WESCO International, Inc. (a)	4	473
Westinghouse Air Brake Technologies Corporation	7	590
Willdan Group, Inc. (a)	1	14
WillScot Mobile Mini Holdings Corp. - Class A (a)	18	740
Woodward, Inc.	4	353
XPO Logistics, Inc. (a)	11	483
Xylem Inc.	6	533
Yellow Corp. (a)	4	19
Zurn Elkay Water Solutions Corporation	8	205
		140,766
Consumer Discretionary 11.7%
1-800-Flowers.Com, Inc. - Class A (a)	4	23
Abercrombie & Fitch Co. - Class A (a)	6	99
Academy Sports & Outdoors, Inc.	7	303
Acushnet Holdings Corp.	5	212
Adient Public Limited Company (a)	6	156
ADT, Inc.	44	332
Adtalem Global Education Inc. (a)	4	155
Advance Auto Parts, Inc.	4	586
Amazon.com, Inc. (a)	218	24,623
American Axle & Manufacturing Holdings, Inc. (a)	12	85
American Eagle Outfitters, Inc.	17	170
American Outdoor Brands, Inc. (a)	2	14
American Public Education, Inc. (a)	2	17
America's Car Mart, Inc. (a)	1	59
Aptiv PLC (a)	6	507
Aramark	15	482
ARKO Corp. - Class A	3	28
Asbury Automotive Group, Inc. (a)	2	268
Autoliv, Inc.	8	503
AutoNation, Inc. (a)	7	716
AutoZone, Inc. (a)	1	1,174
Barnes & Noble Education, Inc. (a)	6	15
Bassett Furniture Industries, Incorporated	—	8
Bath & Body Works, Inc.	8	266
Beazer Homes USA, Inc. (a)	7	65
Best Buy Co., Inc.	15	928
Big 5 Sporting Goods Corporation (b)	2	26
Big Lots, Inc.	4	65
BJ's Restaurants, Inc. (a)	2	45
Bloomin' Brands, Inc.	5	91
Bluegreen Vacations Holding Corporation - Class A	1	10
Booking Holdings Inc. (a)	1	1,272
Boot Barn Holdings, Inc. (a)	3	196
BorgWarner Inc.	20	615
Boyd Gaming Corporation (a)	4	202
Bright Horizons Family Solutions, Inc. (a)	3	151
Brinker International, Inc. (a)	3	67
Brunswick Corporation	7	462
Build-A-Bear Workshop, Inc. (a)	2	28
Burlington Stores, Inc. (a)	2	214
Caesars Entertainment, Inc. (a)	7	227
Caleres, Inc.	5	116
Camping World Holdings, Inc. - Class A	4	93
Capri Holdings Limited (a)	11	413
CarMax, Inc. (a)	7	479
Carnival Corporation (a)	35	247
Carriage Services, Inc.	2	67
Carrols Restaurant Group, Inc. (a)	5	8
Carter's, Inc.	4	260
Carvana Co. - Class A (a) (b)	1	17
Cavco Industries, Inc. (a)	1	137
Century Communities, Inc.	3	145
Chegg, Inc. (a)	4	93
Chewy, Inc. - Class A (a)	3	78
Chico's FAS, Inc. (a)	23	110
Chipotle Mexican Grill, Inc. (a)	1	1,103
Choice Hotels International, Inc.	3	312
Churchill Downs Incorporated	2	352
Chuy's Holdings, Inc. (a)	2	43
Citi Trends, Inc. (a)	2	29
Columbia Sportswear Company	5	362
Conn's, Inc. (a)	4	31
Cooper-Standard Holdings Inc. (a)	3	18
Cracker Barrel Old Country Store, Inc.	2	172
Culp, Inc.	2	7
D.R. Horton, Inc.	23	1,565
Dana Incorporated	17	197
Darden Restaurants, Inc.	7	932
Dave & Buster's Entertainment, Inc. (a)	4	129
Deckers Outdoor Corporation (a)	2	636
Denny's Corporation (a)	4	37
Designer Brands Inc. - Class A	8	128
Destination XL Group, Inc. (a)	4	24
Dick's Sporting Goods, Inc.	6	659
Dillard's, Inc. - Class A	2	505
Dine Brands Global, Inc.	1	79
Dollar General Corporation	7	1,729
Dollar Tree, Inc. (a)	13	1,767
Domino's Pizza, Inc.	1	366
Dorman Products, Inc. (a)	2	188
eBay Inc.	36	1,342
El Pollo Loco Holdings, Inc. (a)	2	15
Escalade, Incorporated	1	9
Ethan Allen Interiors Inc.	3	72
ETSY, Inc. (a)	4	432
Expedia Group, Inc. (a)	3	276
Fiesta Restaurant Group, Inc. (a)	3	18
Five Below, Inc. (a)	5	622
Flexsteel Industries, Inc.	1	12
Floor & Decor Holdings, Inc. - Class A (a)	6	411
Foot Locker, Inc.	11	342
Ford Motor Company	128	1,433
Fossil Group, Inc. (a)	5	18
Fox Factory Holding Corp. (a)	3	245
Franchise Group, Inc.	2	55
Frontdoor, Inc. (a)	6	115
Garmin Ltd.	8	622
General Motors Company	51	1,646
Genesco Inc. (a)	2	89
Gentex Corporation	21	503
Gentherm Incorporated (a)	3	125
Genuine Parts Company	6	922
G-III Apparel Group, Ltd. (a)	8	113
Gopro Inc. - Class A (a)	8	39
Graham Holdings Co., Ltd. - Class B	—	219
Grand Canyon Education, Inc. (a)	3	243
Green Brick Partners, Inc. (a)	3	56
Group 1 Automotive, Inc.	2	266
Guess ?, Inc.	8	114
H & R Block, Inc.	11	488
Hamilton Beach Brands Holding Company - Class A	1	12
Hanesbrands Inc.	31	213
Harley-Davidson, Inc.	13	462
Hasbro, Inc.	7	450
Haverty Furniture Companies, Inc.	2	39
Helen of Troy Limited (a)	2	179
Hibbett Inc.	2	93
Hilton Grand Vacations Inc. (a)	2	69
Hilton Worldwide Holdings Inc.	8	956
Hooker Furnishings Corporation	1	18
Horizon Global Corporation (a)	2	2
Hyatt Hotels Corporation - Class A (a)	4	307
Installed Building Products, Inc.	2	172
iRobot Corporation (a)	2	122
Jack in the Box Inc.	1	101
Johnson Outdoors Inc. - Class A	1	49
KB Home	7	186
Kohl's Corporation	14	347

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Kontoor Brands, Inc.	3	115
Lakeland Industries, Inc. (a)	—	1
Lands' End, Inc. (a)	2	12
Las Vegas Sands Corp. (a)	8	292
Laureate Education, Inc. - Class A (a)	15	162
La-Z-Boy Incorporated	3	59
LCI Industries	2	238
Lear Corporation	5	572
Leggett & Platt, Incorporated	12	399
Lennar Corporation - Class A	11	842
Lennar Corporation - Class B	1	63
Leslie's, Inc. (a)	3	40
Levi Strauss & Co. - Class A	9	134
LGI Homes, Inc. (a)	2	177
Lifetime Brands, Inc.	1	8
Light & Wonder, Inc. (a)	6	260
Liquidity Services, Inc. (a)	4	66
Lithia Motors, Inc. - Class A	2	484
LKQ Corporation	11	534
Lowe`s Companies, Inc.	15	2,759
Lululemon Athletica Canada Inc. (a)	3	866
Lumber Liquidators, Inc. (a)	1	7
M.D.C. Holdings, Inc.	5	137
M/I Homes, Inc. (a)	2	79
Macy's, Inc.	35	541
Malibu Boats, Inc. - Class A (a)	2	78
Marine Products Corporation	2	15
MarineMax, Inc. (a)	3	84
Marriott International, Inc. - Class A	8	1,132
Marriott Vacations Worldwide Corporation	3	378
MasterCraft Boat Holdings, Inc. (a)	1	15
Mattel, Inc. (a)	28	521
McDonald's Corporation	16	3,778
Meritage Homes Corporation (a)	4	280
MGM Resorts International	18	528
Modine Manufacturing Company (a)	4	58
Mohawk Industries, Inc. (a)	3	243
Monarch Casino & Resort, Inc. (a)	1	39
Monro, Inc.	3	122
Motorcar Parts of America, Inc. (a)	2	30
Movado Group, Inc.	1	31
Murphy USA Inc.	4	1,010
Nathan's Famous, Inc.	1	38
National Vision Holdings, Inc. (a)	5	158
Nautilus, Inc. (a)	3	6
Newell Brands Inc.	33	452
Nike, Inc. - Class B	33	2,778
Nishka, Inc. - Class A (a)	3	63
Nordstrom, Inc. (b)	7	115
Norwegian Cruise Line Holdings Ltd. (a)	21	237
NVR, Inc. (a)	—	885
Obh Inc. - Class A (a)	—	7
Obh Inc. - Class B (a)	—	13
Ollie's Bargain Outlet Holdings, Inc. (a)	5	259
OneSpaWorld Holdings Limited (a)	7	58
O'Reilly Automotive, Inc. (a)	1	1,014
Oxford Industries, Inc.	1	129
Papa John's International, Inc.	2	148
Patrick Industries, Inc.	3	114
Peloton Interactive, Inc. - Class A (a)	5	36
PENN Entertainment, Inc. (a)	6	178
Penske Automotive Group, Inc.	8	747
Perdoceo Education Corporation (a)	9	94
PetMed Express, Inc.	2	45
Planet Fitness, Inc. - Class A (a)	5	290
Playa Hotels & Resorts N.V. (a)	4	24
Polaris Inc.	5	520
Pool Corporation	2	504
Potbelly Corporation (a)	2	9
Powerschool Holdings, Inc. - Class A (a)	6	104
PulteGroup, Inc.	25	935
PVH Corp.	5	214
Quantumscape Battery, Inc. - Class A (a) (b)	3	25
Quotient Technology Inc. (a)	7	17
Qurate Retail, Inc. - Series A (a)	37	74
Ralph Lauren Corporation - Class A	4	322
Red Robin Gourmet Burgers, Inc. (a)	1	10
Red Rock Resorts, Inc. - Class A	3	113
Rent-A-Center, Inc.	6	97
Revolve Group Inc. - Class A (a) (b)	1	25
RH (a)	1	298
Rocky Brands, Inc.	1	12
Ross Stores, Inc.	16	1,380
Royal Caribbean Cruises Ltd.	8	307
Ruth's Hospitality Group, Inc.	5	80
Sally Beauty Holdings, Inc. (a)	6	73
Seaworld Entertainment, Inc. (a)	5	228
Service Corporation International	15	867
Shake Shack, Inc. - Class A (a)	3	113
Shoe Carnival, Inc.	3	74
Signet Jewelers Limited	7	376
Six Flags Operations Inc.	5	96
Skechers U.S.A., Inc. - Class A (a)	9	300
Skyline Champion Corporation (a)	4	216
Sleep Number Corporation (a)	1	48
Smith & Wesson Brands, Inc.	6	66
Sonic Automotive, Inc. - Class A	3	134
Sonos, Inc. (a)	6	78
Sportsman's Warehouse Holdings, Inc. (a)	3	26
Standard Motor Products, Inc.	2	78
Starbucks Corporation	25	2,146
Steven Madden, Ltd.	6	169
Stitch Fix, Inc. - Class A (a)	1	3
Stoneridge, Inc. (a)	3	52
Strategic Education, Inc.	1	84
Strattec Security Corporation (a)	—	5
Stride, Inc. (a)	5	192
Superior Group of Companies, Inc.	1	9
Superior Industries International, Inc. (a)	2	6
Tapestry, Inc.	24	669
Target Corporation	21	3,044
Taylor Morrison Home II Corporation - Class A (a)	11	268
Tempur Sealy International, Inc.	9	224
Tenneco Inc. - Class A (a)	8	135
Terminix Global Holdings, Inc. (a)	9	355
Tesla Inc. (a)	48	12,837
Texas Roadhouse, Inc. - Class A	5	418
The Aaron's Company, Inc.	3	28
The Buckle, Inc.	6	179
The Cato Corporation - Class A	2	22
The Cheesecake Factory Incorporated	6	173
The Children's Place, Inc. (a)	2	68
The Container Store Group, Inc. (a)	3	14
The Gap, Inc.	32	267
The Goodyear Tire & Rubber Company (a)	25	250
The Home Depot, Inc.	25	6,783
The Lovesac Company (a)	1	27
The ODP Corporation (a)	6	196
The TJX Companies, Inc.	39	2,447
The Wendy's Company	18	343
Thor Industries, Inc.	5	361
Tilly's, Inc. - Class A (a)	1	8
Toll Brothers, Inc.	8	332
TopBuild Corp. (a)	3	491
Topgolf Callaway Brands Corp. (a)	8	149
Tractor Supply Company	5	951
Travel + Leisure Co.	7	223
TRI Pointe Homes Holdings, Inc. (a)	8	116
Tupperware Brands Corporation (a)	4	25
Ulta Beauty, Inc. (a)	3	1,054
Under Armour, Inc. - Class A (a)	11	74
Under Armour, Inc. - Class C (a)	14	83
Unifi, Inc. (a)	2	20
Universal Electronics Inc. (a)	1	16
Universal Technical Institute, Inc. (a)	2	9
Urban Outfitters, Inc. (a)	7	142
V.F. Corporation	17	499
Vail Resorts, Inc.	3	547
Vera Bradley, Inc. (a)	3	9
Victoria's Secret & Co. (a)	5	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Vista Outdoor Inc. (a)	5	114
Visteon Corporation (a)	2	216
Vivint Smart Home, Inc. - Class A (a)	8	53
VOXX International Corporation - Class A (a)	2	15
Weyco Group, Inc.	1	19
Whirlpool Corporation	6	867
Williams-Sonoma, Inc.	6	655
Wingstop Inc.	1	121
Winmark Corporation	—	54
Winnebago Industries, Inc.	2	116
Wolverine World Wide, Inc.	3	44
WW International, Inc. (a)	3	11
Wyndham Hotels & Resorts, Inc.	7	427
Wynn Resorts, Limited (a)	3	197
YETI Holdings, Inc. (a)	4	104
Yum! Brands, Inc.	8	849
Zumiez Inc. (a)	2	48
		137,208
Communication Services 6.8%
Activision Blizzard, Inc.	19	1,386
Alphabet Inc. - Class A (a)	147	14,087
Alphabet Inc. - Class C (a)	136	13,117
Altice USA, Inc. - Class A (a)	13	78
AMC Networks, Inc. - Class A (a)	4	88
Angi Inc. - Class A (a)	7	22
Anterix Inc. (a)	1	54
AT&T Inc.	232	3,555
ATN International, Inc.	3	99
Audacy, Inc. - Class A (a)	15	6
Bandwidth Inc. - Class A (a)	1	9
Boston Omaha Corporation - Class A (a)	1	32
Bumble Inc. - Class A (a)	2	39
Cable One, Inc.	—	332
CarGurus, Inc. - Class A (a)	3	43
Cars.com Inc. (a)	9	105
Charter Communications, Inc. - Class A (a)	4	1,331
Cinemark Holdings, Inc. (a)	3	34
Cogent Communications Holdings, Inc.	3	175
Comcast Corporation - Class A	150	4,396
Comscore, Inc. (a)	7	11
Consolidated Communications Holdings, Inc. (a)	13	55
DallasNews Corporation - Series A	1	3
DHI Group, Inc. (a)	—	1
Dish Network Corporation - Class A (a)	14	195
EchoStar Corporation - Class A (a)	4	69
Electronic Arts Inc.	5	587
Entravision Communications Corporation - Class A	6	22
Fox Corporation - Class A	15	448
Fox Corporation - Class B	11	318
Frontier Communications Parent, Inc. (a)	4	99
Gannett Co., Inc. (a)	17	26
Gray Television, Inc.	11	164
IDT Corporation - Class B (a)	3	69
iHeartMedia, Inc. - Class A (a)	8	62
IMAX Corporation (a)	6	89
Iridium Communications Inc. (a)	11	474
John Wiley & Sons, Inc. - Class A	4	133
John Wiley & Sons, Inc. - Class B	—	4
Liberty Broadband Corporation - Series A (a)	1	90
Liberty Broadband Corporation - Series C (a)	5	362
Liberty Latin America Ltd. - Class C (a)	13	78
Liberty Media Corporation - Series A (a) (b)	—	10
Liberty Media Corporation - Series A (a)	1	47
Liberty Media Corporation - Series A (a)	4	142
Liberty Media Corporation - Series C (a)	3	78
Liberty Media Corporation - Series C (a)	10	370
Liberty Media Corporation - Series C (a)	9	528
Lions Gate Entertainment Corp. - Class A (a)	5	34
Lions Gate Entertainment Corp. - Class B (a)	16	109
Live Nation Entertainment, Inc. (a)	8	618
Loyalty Ventures Inc. (a) (b)	2	2
Lumen Technologies Inc.	98	711
Madison Square Garden Entertainment Corp. - Class A (a)	2	98
Madison Square Garden Entertainment Corp. - Class A (a)	—	52
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	7	346
Meta Platforms, Inc. - Class A (a)	69	9,429
Netflix, Inc. (a)	8	1,889
News Corporation - Class A	18	267
News Corporation - Class B	11	167
Nexstar Media Group, Inc. - Class A	4	720
Omnicom Group Inc.	14	882
Paramount Global - Class A (b)	1	21
Paramount Global - Class B	25	473
Pinterest, Inc. - Class A (a)	6	140
Playtika Holding Corp. (a) (b)	11	102
QuinStreet, Inc. (a)	2	25
Reading International, Inc. - Class A (a)	2	6
Roblox Corporation - Class A (a)	3	110
Roku Inc. - Class A (a)	1	60
Scholastic Corporation	3	108
Shenandoah Telecommunications Company	3	47
Shutterstock, Inc.	2	122
Sinclair Broadcast Group, Inc. - Class A	4	73
Sirius XM Holdings Inc.	53	303
Snap Inc. - Class A (a)	8	83
Spok Holdings, Inc.	2	16
Spotify Technology S.A. (a)	5	395
Take-Two Interactive Software, Inc. (a)	6	698
TechTarget, Inc. (a)	1	83
Tegna Inc.	23	473
Telephone and Data Systems, Inc.	9	130
Telesat Corporation - Class A (a)	1	7
The E.W. Scripps Company - Class A (a)	8	88
The Interpublic Group of Companies, Inc.	30	757
The Marcus Corporation (a)	3	47
The New York Times Company - Class A	12	336
The Walt Disney Company (a)	33	3,114
Thryv Holdings, Inc. (a)	3	59
T-Mobile US, Inc. (a)	17	2,295
Townsquare Media, Inc. - Class A (a)	2	12
Travelzoo (a)	1	5
TripAdvisor, Inc. (a)	7	150
Truecar, Inc. (a)	12	19
Twitter, Inc. (a)	12	545
United States Cellular Corporation (a)	2	62
Verizon Communications Inc.	208	7,908
Warner Bros. Discovery, Inc. - Series A (a)	78	895
Warner Music Group Corp. - Class A	5	109
WideOpenWest, Inc. (a)	3	35
World Wrestling Entertainment, Inc. - Class A	3	187
Yelp Inc. (a)	5	163
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	4	295
		79,404
Energy 6.7%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	36	332
Antero Resources Corporation (a)	25	751
Apa Corp.	18	610
Arch Resources, Inc. - Class A	3	332
Archrock, Inc.	13	86
Baker Hughes Company - Class A	35	738
Berry Corporation (Bry)	5	40
Brigham Minerals, Inc. - Class A	2	57
Bristow Holdings U.S. Inc. (a)	1	12
Cactus, Inc. - Class A	4	148
California Resources Corporation	5	176
Callon Petroleum Company (a)	6	206
Centrus Energy Corp. - Class A (a)	1	45
ChampionX Corporation	15	297
Cheniere Energy, Inc.	9	1,426
Chesapeake Energy Corporation	3	270
Chevron Corporation	63	9,090
Chord Energy Corporation	3	414
Civitas Resources, Inc.	1	54
Clean Energy Fuels Corp. (a)	22	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
CNX Resources Corporation (a)	19	290
Comstock Resources, Inc. (a)	33	574
ConocoPhillips	51	5,205
CONSOL Energy Inc. (a)	5	301
Continental Resources, Inc.	14	930
Core Laboratories N.V.	4	54
Coterra Energy Inc.	70	1,836
CVR Energy, Inc.	9	252
Delek US Holdings, Inc. (a)	8	230
Denbury Inc. (a)	5	462
Devon Energy Corporation	45	2,699
DHT Holdings, Inc.	22	169
Diamondback Energy, Inc.	10	1,231
DMC Global Inc. (a)	2	35
Dorian LPG Ltd.	3	40
Dril-Quip, Inc. (a)	4	80
DT Midstream, Inc.	7	350
Enlink Midstream, LLC	42	376
EOG Resources, Inc.	22	2,430
EQT Corporation	20	823
Equitrans Midstream Corporation	38	286
Evolution Petroleum Corporation	3	19
Expro Group Holdings N.V. (a)	4	46
Exterran Trinidad LLC (a)	5	21
Exxon Mobil Corporation	162	14,120
Forum Energy Technologies, Inc. (a)	1	12
Geospace Technologies Corporation (a)	1	3
Green Plains Inc. (a)	4	115
Gulf Island Fabrication, Inc. (a)	1	4
Halliburton Company	44	1,082
Helix Energy Solutions Group, Inc. (a)	22	84
Helmerich & Payne, Inc.	8	303
Hess Corporation	18	1,912
HF Sinclair Corporation	10	542
International Seaways, Inc.	2	69
Kinder Morgan, Inc.	54	901
Kinetik Holdings LP - Class A (b)	1	44
Kosmos Energy Ltd. (a)	42	215
Laredo Petroleum, Inc. (a)	1	82
Liberty Energy Inc. - Class A (a)	9	115
Magnolia Oil & Gas Corporation - Class A	15	306
Mammoth Energy Services, Inc. (a)	2	8
Marathon Oil Corporation	37	825
Marathon Petroleum Corporation	25	2,452
Matador Resources Company	11	559
Murphy Oil Corporation	12	422
Nabors Industries Ltd (a)	1	87
NACCO Industries, Inc. - Class A	—	24
National Energy Services Reunited Corporation (a)	4	25
Natural Gas Services Group, Inc. (a)	2	17
New Fortress Energy Inc. - Class A	3	150
Newpark Resources, Inc. (a)	10	26
NexTier Oilfield Solutions Inc. (a)	28	204
Noble Corporation PLC (a)	4	126
Nov Inc.	29	476
Occidental Petroleum Corporation	55	3,373
Oceaneering International, Inc. (a)	12	92
Oil States International, Inc. (a)	6	23
ONEOK, Inc.	27	1,398
Ovintiv Canada ULC	21	975
Par Pacific Holdings, Inc. (a)	7	116
Patterson-UTI Energy, Inc.	17	198
PBF Energy Inc. - Class A (a)	12	421
PDC Energy, Inc.	10	570
Peabody Energy Corporation (a)	12	297
Permian Resources Corporation - Class A (a)	20	136
Phillips 66	13	1,079
Phx Minerals Inc. - Class A	2	5
Pioneer Natural Resources Company	10	2,132
Propetro Holding Corp. (a)	11	88
Range Resources Corporation	16	412
Ranger Oil Corporation - Class A	—	8
REX American Resources Corporation (a)	1	14
RPC, Inc.	13	87
Schlumberger Limited	38	1,357
Scorpio Tankers Inc.	6	264
SEACOR Marine Holdings Inc. (a)	2	11
Select Energy Services, Inc. - Class A (a)	12	82
SFL Corporation Ltd.	16	142
SM Energy Company	13	501
Solaris Oilfield Infrastructure, Inc. - Class A	2	18
Southwestern Energy Company (a)	63	385
Talos Energy Inc. (a)	7	123
Targa Resources Corp.	20	1,187
TechnipFMC PLC	27	231
Teekay Shipping (Canada) Ltd. (a)	7	26
Teekay Tankers Ltd. - Class A (a)	—	12
TETRA Technologies, Inc. (a)	8	28
Texas Pacific Land Corporation	—	624
The Williams Companies, Inc.	34	973
Tidewater Inc. (a)	3	65
Transocean Ltd. (a) (c)	35	87
U.S. Silica Holdings, Inc. (a)	12	134
Valaris Limited (a)	2	87
Valero Energy Corporation	17	1,827
W&T Offshore, Inc. (a)	16	92
Weatherford International Public Limited Company (a)	5	171
World Fuel Services Corporation	5	122
		79,233
Consumer Staples 6.5%
Albertsons Companies, Inc. - Class A	10	245
Alico, Inc.	1	23
Altria Group, Inc.	39	1,579
Archer-Daniels-Midland Company	15	1,188
B&G Foods, Inc.	7	121
Bellring Intermediate Holdings, Inc. (a)	7	152
BJ's Wholesale Club Holdings, Inc. (a)	10	750
Brown-Forman Corporation - Class A	3	213
Brown-Forman Corporation - Class B	12	819
Bunge Limited	8	662
Calavo Growers, Inc.	2	53
Cal-Maine Foods, Inc.	5	251
Campbell Soup Company	23	1,107
Casey's General Stores, Inc.	3	693
Celsius Holdings, Inc. (a)	1	131
Central Garden & Pet Company (a)	1	41
Central Garden & Pet Company - Class A (a)	4	138
Church & Dwight Co., Inc.	8	598
Coca-Cola Consolidated, Inc.	1	312
Colgate-Palmolive Company	23	1,622
Conagra Brands, Inc.	18	576
Constellation Brands, Inc. - Class A	3	785
Costco Wholesale Corporation	12	5,592
Coty Inc. - Class A (a)	55	344
Darling Ingredients Inc. (a)	10	674
Del Monte Fresh Produce Company	5	127
e.l.f. Beauty, Inc. (a)	4	147
Edgewell Personal Care Colombia S A S	4	140
Energizer Holdings, Inc.	8	201
Farmer Bros. Co. (a)	2	7
Flowers Foods, Inc.	15	382
Freshpet, Inc. (a)	1	39
General Mills, Inc.	20	1,511
Grocery Outlet Holding Corp. (a)	6	207
Herbalife Nutrition Ltd. (a)	8	165
Hormel Foods Corporation	14	619
Hostess Brands, Inc. - Class A (a)	14	322
Ingles Markets, Incorporated - Class A	2	145
Ingredion Incorporated	6	481
Inter Parfums, Inc.	3	200
J & J Snack Foods Corp.	1	173
John B. Sanfilippo & Son, Inc.	1	66
Kellogg Company	19	1,338
Keurig Dr Pepper Inc.	18	661
Kimberly-Clark Corporation	11	1,238
Kraft Foods Group, Inc.	18	608
Lamb Weston Holdings, Inc.	7	525
Lancaster Colony Corporation	2	279
Landec Corporation (a)	3	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Limoneira Company	1	14
McCormick & Company, Incorporated	8	562
McCormick & Company, Incorporated	1	45
Medifast, Inc.	1	54
MGPI Processing, Inc.	2	200
Molson Coors Beverage Company - Class B	11	532
Mondelez International, Inc. - Class A	25	1,381
Monster Beverage 1990 Corporation (a)	8	683
National Beverage Corp. (a)	4	169
Natural Grocers By Vitamin Cottage, Inc.	2	23
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	6
Nu Skin Enterprises, Inc. - Class A	5	157
Oil-Dri Corporation of America	—	10
PepsiCo, Inc.	52	8,442
Performance Food Group Company (a)	11	485
Philip Morris International Inc.	35	2,877
Pilgrim's Pride Corporation (a)	14	311
Post Holdings, Inc. (a)	6	476
PriceSmart, Inc.	2	132
Reynolds Consumer Products Inc.	10	248
Seaboard Corporation	—	54
Seneca Foods Corporation - Class A (a)	1	34
Spartannash Company	6	161
Spectrum Brands Holdings, Inc.	3	113
Sprouts Farmers Market, Inc. (a)	9	257
Sysco Corporation	16	1,100
The Andersons, Inc.	3	101
The Boston Beer Company, Inc. - Class A (a)	1	179
The Chefs' Warehouse, Inc. (a)	3	73
The Clorox Company	5	658
The Coca-Cola Company	100	5,590
The Duckhorn Portfolio Inc. (a)	3	46
The Estee Lauder Companies Inc. - Class A	6	1,197
The Hain Celestial Group, Inc. (a)	6	104
The Hershey Company	5	1,123
The J. M. Smucker Company	4	598
The Kroger Co.	54	2,363
The Procter & Gamble Company	69	8,656
The Simply Good Foods Company (a)	7	219
Tootsie Roll Industries, Inc.	3	113
Treehouse Foods, Inc. (a)	5	206
Turning Point Brands, Inc.	2	40
Tyson Foods, Inc. - Class A	14	926
United Natural Foods, Inc. (a)	6	199
Universal Corporation	3	124
US Foods Holding Corp. (a)	16	412
USANA Health Sciences, Inc. (a)	2	103
Vector Group Ltd.	11	97
Village Super Market, Inc. - Class A	1	19
Walgreens Boots Alliance, Inc.	21	653
Walmart Inc.	41	5,256
WD-40 Company	1	116
Weis Markets, Inc.	2	144
		76,116
Materials 4.3%
AdvanSix Inc.	4	138
Air Products and Chemicals, Inc.	5	1,173
Albemarle Corporation	4	1,088
Alcoa Corporation	16	526
Alpha Metallurgical Resources, Inc.	1	72
Amcor Pty Ltd	86	927
American Vanguard Corporation	4	67
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	5	428
Arconic Corporation (a)	10	177
Ashland Global Holdings Inc.	4	416
ATI Inc. (a)	11	288
Avery Dennison Corporation	4	687
Avient Corporation	7	206
Axalta Coating Systems Ltd. (a)	24	501
Balchem Corporation	2	243
Ball Corporation	19	904
Berry Global Group, Inc. (a)	13	607
Cabot Corporation	5	319
Carpenter Technology Corporation	5	159
Celanese Corporation - Class A	8	727
Century Aluminum Company (a)	8	45
CF Industries Holdings, Inc.	11	1,088
Chase Corporation	1	77
Clearwater Paper Corporation (a)	2	75
Cleveland-Cliffs Inc. (a)	55	738
Coeur Mining, Inc. (a)	17	59
Commercial Metals Company	12	412
Compass Minerals International, Inc.	3	128
Core Molding Technologies, Inc. (a)	1	8
Corteva, Inc.	20	1,160
Crown Holdings, Inc.	7	587
Dow Inc.	41	1,782
DuPont de Nemours, Inc.	13	649
Eagle Materials Inc.	3	357
Eastman Chemical Company	5	342
Ecolab Inc.	5	765
Ecovyst Inc. (a)	4	34
Element Solutions Inc.	19	317
Ferroglobe PLC (a)	13	70
Flotek Industries, Inc. (a)	1	1
FMC Corporation	6	649
Fortitude Gold Corporation	1	7
Freeport-McMoRan Inc.	53	1,446
FutureFuel Corp.	4	22
Glatfelter Corporation (a)	4	14
Gold Resource Corporation	4	7
Graphic Packaging Holding Company	29	569
Greif, Inc. - Class A	3	186
Greif, Inc. - Class B	1	64
H.B. Fuller Company	4	250
Hawkins, Inc.	2	75
Haynes International, Inc.	2	54
Hecla Mining Company	43	170
Huntsman Corporation	20	495
Ingevity Corporation (a)	4	237
Innospec Inc.	2	185
International Flavors & Fragrances Inc.	10	873
International Paper Company	15	477
Intrepid Potash, Inc. (a)	2	82
Kaiser Aluminum Corporation	1	67
Koppers Holdings Inc.	2	48
Kronos Worldwide, Inc.	9	84
Legacy Vulcan Corp.	5	765
Linde Public Limited Company	11	2,923
Livent Corporation (a)	7	203
Louisiana-Pacific Corporation	8	435
LSB Industries, Inc. (a)	4	50
LyondellBasell Industries N.V. - Class A	26	1,944
Martin Marietta Materials, Inc.	2	734
Materion Corporation	2	163
MATIV Holdings, Inc.	5	112
Mercer International Inc.	11	135
Minerals Technologies Inc.	3	159
MOS Holdings Inc.	23	1,119
MP Materials Corp. - Class A (a)	6	160
Myers Industries, Inc.	3	57
NewMarket Corporation	1	312
Newmont Corporation	22	936
Nucor Corporation	24	2,575
O-I Glass, Inc. (a)	14	182
Olin Corporation	17	713
Olympic Steel, Inc.	1	24
Orion Engineered Carbons Finance & Co. S.C.A.	3	43
Packaging Corporation of America	6	690
PPG Industries, Inc.	8	893
Quaker Chemical Corporation	1	146
Ramaco Resources, Inc.	5	46
Rayonier Advanced Materials Inc. (a)	11	36
Reliance Steel & Aluminum Co.	5	876
Resolute Forest Products Inc. (a)	8	169
Royal Gold, Inc.	2	225
RPM International Inc.	8	634

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Ryerson Holding Corporation	3	67
Schnitzer Steel Industries, Inc. - Class A	3	76
Sealed Air Corporation	7	317
Sensient Technologies Corporation	3	229
Silgan Holdings Inc.	13	531
Sonoco Products Company	10	543
Southern Copper Corporation	4	188
Steel Dynamics, Inc.	17	1,225
Stepan Company	2	212
Summit Materials, Inc. - Class A (a)	10	231
SunCoke Energy, Inc.	8	46
Sylvamo Corporation	2	59
The Chemours Company	15	371
The Scotts Miracle-Gro Company	4	169
The Sherwin-Williams Company	7	1,440
TimkenSteel Corporation (a)	4	67
Tredegar Corporation	3	26
TriMas Corporation	5	115
Trinseo Public Limited Company	5	84
Tronox Holdings PLC	10	123
United States Lime & Minerals, Inc.	—	51
United States Steel Corporation	29	532
Universal Stainless & Alloy Products, Inc. (a)	1	5
Valvoline, Inc.	10	259
Warrior Met Coal, Inc.	7	208
Westlake Corporation	6	531
WestRock Company	11	343
Worthington Industries, Inc.	4	149
		50,067
Utilities 3.0%
ALLETE, Inc.	3	171
Alliant Energy Corporation	8	450
Ameren Corporation	9	717
American Electric Power Company, Inc.	11	932
American States Water Company	2	141
American Water Works Company, Inc.	6	767
Artesian Resources Corporation - Class A	1	45
Atlantica Sustainable Infrastructure PLC	6	161
Atmos Energy Corporation	4	455
AVANGRID, Inc.	4	169
Avista Corporation	3	121
Black Hills Corporation	4	294
Brookfield Renewable Corporation - Class A	6	193
California Water Service Group	3	162
CenterPoint Energy, Inc.	19	539
Chesapeake Utilities Corporation	1	101
Clearway Energy, Inc. - Class A	4	105
Clearway Energy, Inc. - Class C	6	199
CMS Energy Corporation	9	543
Consolidated Edison, Inc.	9	749
Consolidated Water Co. Ltd.	2	28
Constellation Energy Group, Inc.	9	739
Dominion Energy, Inc.	20	1,367
DTE Energy Company	6	724
Duke Energy Corporation	18	1,635
Edison International	12	694
Entergy Corporation	7	666
Essential Utilities, Inc.	9	380
Evergy, Inc.	8	466
Eversource Energy	11	866
Exelon Corporation	23	844
FirstEnergy Corp.	18	662
Genie Energy Ltd. - Class B	2	19
Hawaiian Electric Industries, Inc.	6	208
IDACORP, Inc.	3	339
MGE Energy, Inc.	3	172
Middlesex Water Company	2	119
National Fuel Gas Company	6	371
New Jersey Resources Corporation	8	323
NextEra Energy, Inc.	47	3,657
NiSource Inc.	15	371
Northwest Natural Holding Company	2	91
NorthWestern Corporation	4	174
NRG Energy, Inc.	27	1,018
OGE Energy Corp.	13	457
One Gas, Inc.	4	257
Ormat Technologies, Inc. (b)	4	377
Otter Tail Corporation	2	137
PG&E Corporation (a)	62	780
Pinnacle West Capital Corporation	6	407
PNM Resources, Inc.	6	282
Portland General Electric Company	5	233
PPL Corporation	24	613
Public Service Enterprise Group Incorporated	16	918
Sempra Energy	8	1,186
SJW Group	2	104
South Jersey Industries, Inc.	8	262
Southwest Gas Holdings, Inc.	4	261
Spire Inc.	3	195
Sunnova Energy International Inc. (a)	6	131
The AES Corporation	20	459
The Southern Company	25	1,669
The York Water Company	1	56
UGI Corporation	9	303
Unitil Corporation	1	65
Via Renewables, Inc. - Class A	1	10
Vistra Corp.	40	846
WEC Energy Group Inc.	9	814
Xcel Energy Inc.	15	930
		34,699
Real Estate 0.2%
CBRE Group, Inc. - Class A (a)	13	898
Cushman & Wakefield PLC (a)	17	191
Douglas Elliman Inc.	5	23
Dwight A. Walker Real Estate, Inc. - Class A	3	57
eXp World Holdings, Inc. (b)	2	25
Florida Rock Properties, Inc. (a)	1	29
Forestar Group Inc. (a)	—	4
Jones Lang LaSalle Incorporated (a)	4	531
Kennedy-Wilson Holdings, Inc.	13	204
Marcus & Millichap Company	2	79
Newmark Group, Inc. - Class A	16	129
Rafael Holdings, Inc. - Class B (a)	1	2
Realogy Holdings Corp. (a)	13	106
Redfin Corporation (a)	3	18
Stratus Properties Inc. (a)	—	10
Tejon Ranch Co. (a)	3	45
The Howard Hughes Corporation (a)	3	178
The Rmr Group Inc. - Class A	2	45
The St. Joe Company	6	185
Zillow Group, Inc. - Class A (a)	2	65
Zillow Group, Inc. - Class C (a)	5	140
		2,964
Total Common Stocks (cost $873,089)		1,168,367
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63% (f)	2	55
Total Preferred Stocks (cost $54)		55
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	8	12
Elanco Animal Health (a) (e)	2	—
Flexion Therapeutics, Inc. (a) (e)	4	3
Progenics Pharmaceuticals, Inc. (a) (b) (e)	—	1
ZAGG Inc (a) (e)	4	—
Total Rights (cost $0)		16
OTHER EQUITY INTERESTS 0.0%
The Fresh Market, Inc. (a) (e) (g)	1	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (d) (h)	2,275	2,275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 2.88% (d) (h)	961	961
Total Short Term Investments (cost $3,236)		3,236
Total Investments 99.9% (cost $876,379)		1,171,674
Other Assets and Liabilities, Net 0.1%		705
Total Net Assets 100.0%		1,172,379

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/DFA U.S. Core Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Medical Holdings, Inc.	146	—	—	—	—	(68)	78	—

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	17	—
TE Connectivity Ltd.	11/28/16	542	828	0.1
Transocean Ltd.	07/07/15	415	87	—
		976	932	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,168,296	55	16	1,168,367
Preferred Stocks	55	—	—	55
Rights	—	—	16	16
Other Equity Interests	—	—	—	—
Short Term Investments	3,236	—	—	3,236
	1,171,587	55	32	1,171,674

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Financials 19.5%
1st Security Bank of Washington	2	59
1st Source Corporation	4	200
Acacia Research Corporation (a)	7	30
ACNB Corporation	2	64
ADS Alliance Data Systems, Inc.	9	298
Affiliated Managers Group, Inc.	8	886
Alerus Financial Corporation	4	91
Allegiance Bancshares, Inc.	6	245
Amalgamated Financial Corp.	7	168
A-Mark Precious Metals, Inc.	7	189
Ambac Financial Group, Inc. (a)	11	145
Amerant Bancorp Inc. - Class A	7	179
American Equity Investment Life Holding Company	16	602
American National Bankshares Inc.	3	86
Ameris Bancorp	12	543
Amerisafe, Inc.	5	231
Ames National Corporation	2	42
Argo Group International Holdings, Ltd.	5	100
Arrow Financial Corporation	4	119
Artisan Partners Asset Management Inc. - Class A	11	303
Assetmark Financial Holdings, Inc. (a)	9	163
Associated Banc-Corp	26	529
Associated Capital Group Inc. - Class A	1	23
Assured Guaranty Ltd.	11	513
Atlantic Union Bank	12	379
Atlanticus Holdings Corporation (a)	4	113
AXIS Capital Holdings Limited	13	656
Axos Financial, Inc. (a)	11	376
B. Riley & Co., LLC	3	113
Banc of California, Inc.	9	139
BancFirst Corporation	6	509
Bank First Corporation	—	36
Bank of Hawaii Corporation	7	538
Bank of Marin Bancorp	4	131
Bank of N.T. Butterfield & Son Limited (The)	10	312
Bank of Princeton, The	1	32
Bank OZK	21	836
BankFinancial Corporation	3	25
BankUnited, Inc.	14	475
Bankwell Financial Group, Inc.	2	56
Banner Corporation	5	308
Bar Harbor Bankshares	3	88
Baycom Corp	3	53
BCB Bancorp, Inc.	5	83
Berkshire Hills Bancorp, Inc.	8	209
BGC Partners, Inc. - Class A	50	157
Blucora, Inc. (a)	4	82
Blue Foundry Bancorp (a)	2	27
Blue Ridge Bankshares, Inc.	3	43
BOK Financial Corporation	8	727
Bridgewater Bancshares, Inc. (a) (b)	8	126
Brighthouse Financial, Inc. (a)	13	548
Brightsphere Investment Group Inc.	11	166
Brookline Bancorp, Inc.	13	155
BRP Group, Inc. - Class A (a)	8	201
Business First Bancshares, Inc.	5	103
Byline Bancorp, Inc.	8	161
C&F Financial Corporation	1	38
Cadence Bank	32	807
Cambridge Bancorp	2	139
Camden National Corporation	4	173
Cannae Holdings, Inc. (a)	13	277
Capital Bancorp, Inc.	3	73
Capital City Bank Group, Inc.	5	143
Capitol Federal Financial	22	181
Capstar Financial Holdings, Inc.	5	100
Carter Bankshares, Inc. (a)	6	99
Cathay General Bancorp	13	481
CBTX, Inc.	7	200
Central Pacific Financial Corp.	5	112
Central Valley Community Bancorp	3	53
Chemung Financial Corporation	1	47
Citizens & Northern Corporation	4	96
City Holding Company	2	205
Civista Bancshares, Inc.	4	84
CNB Financial Corporation	5	115
Coastal Financial Corporation (a)	4	147
Codorus Valley Bancorp, Inc.	2	40
Cohen & Steers, Inc.	8	509
Colony Bankcorp, Inc.	3	38
Columbia Banking System, Inc.	12	343
Columbia Financial, Inc. (a)	15	324
Community Bank System, Inc.	9	542
Community Financial Corp.	1	36
Community Trust Bancorp, Inc.	5	190
ConnectOne Bancorp, Inc.	7	151
Consumer Portfolio Services, Inc. (a)	6	42
Cowen Inc. - Class A	7	273
Crawford & Company - Class A	6	36
Crawford & Company - Class B	3	15
Crossfirst Bankshares, Inc. (a)	11	143
Curo Group Holdings Corp.	5	20
Customers Bancorp, Inc. (a)	7	204
CVB Financial Corp.	25	620
Diamond Hill Investment Group, Inc. - Class A	1	127
Dime Community Bancshares, Inc.	6	180
Donegal Group Inc. - Class A	7	88
Donnelley Financial Solutions, Inc. (a)	7	242
Eagle Bancorp Montana, Inc.	1	27
Eagle Bancorp, Inc.	6	247
Eastern Bankshares, Inc.	26	505
eHealth, Inc. (a)	2	10
Elevate Credit, Inc. (a)	8	9
Employers Holdings, Inc.	4	149
Encore Capital Group, Inc. (a)	6	261
Enova International, Inc. (a)	7	200
Enstar Group Limited (a)	3	442
Enterprise Bancorp, Inc.	3	78
Enterprise Financial Services Corp.	6	248
Equity Bancshares, Inc. - Class A	4	120
Esquire Financial Holdings, Inc.	2	76
Essent Group Ltd.	17	582
Evans Bancorp, Inc.	1	38
Evercore Inc. - Class A	7	540
EZCORP, Inc. - Class A (a)	16	124
F.N.B. Corporation	58	668
Farmers & Merchants Bancorp, Inc.	2	57
Farmers National Banc Corp.	9	123
FB Financial Corporation	8	287
Federal Agricultural Mortgage Corporation - Class C	2	172
Federated Hermes, Inc. - Class B	15	505
Financial Institutions, Inc.	4	97
First American Financial Corporation	14	630
First Bancorp	5	185
First Bancorp.	33	450
First Bancshares Inc.	6	173
First Bank of New Jersey	4	49
First Busey Corporation	8	165
First Business Financial Services, Inc.	2	66
First Commonwealth Financial Corporation	14	183
First Community Bancshares, Inc.	4	143
First Community Corporation	1	18
First Financial Bancorp.	15	312
First Financial Bankshares, Inc.	18	735
First Financial Corporation	2	71
First Financial Northwest, Inc.	1	11
First Foundation Inc.	9	168
First Hawaiian, Inc.	21	507
First Internet Bancorp	3	91
First Interstate BancSystem, Inc. - Class A	17	678
First Merchants Corporation	9	365
First Mid Bancshares, Inc.	4	137
First United Corporation	—	8
First Western Financial, Inc. (a)	2	49
FirstCash Holdings, Inc.	8	607
Five Star Bancorp	—	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Flagstar Bancorp, Inc.	10	329
Flushing Financial Corporation	9	168
Fulton Financial Corporation	29	452
FVCBankcorp, Inc. (a)	1	10
GBLI Holdings, LLC - Class A	1	32
Genworth Financial, Inc. - Class A (a)	79	276
German American Bancorp, Inc.	5	163
Glacier Bancorp, Inc.	19	957
Goosehead Insurance, Inc. - Class A (a)	3	98
Great Southern Bancorp, Inc.	3	197
Green Dot Corporation - Class A (a)	9	171
Greene County Bancorp, MHC	1	62
Greenhill & Co., Inc.	4	24
Greenlight Capital Re, Ltd. - Class A (a)	6	46
Guaranty Bancshares, Inc.	3	99
Hallmark Financial Services, Inc. (a)	2	2
Hamilton Lane Incorporated - Class A	6	338
Hancock Whitney Corporation	15	676
Hanmi Financial Corporation	9	204
HarborOne Bancorp, Inc.	13	178
HBT Financial, Inc.	6	107
HCI Group, Inc.	3	106
Heartland Financial USA, Inc.	6	278
Hennessy Advisors, Inc. (c)	1	6
Heritage Commerce Corp	16	184
Heritage Financial Corporation	10	253
Heritage Insurance Holdings, Inc.	5	11
Home Bancorp, Inc.	2	82
Home BancShares, Inc.	34	760
HomeStreet, Inc.	4	126
Hometrust Bancshares, Inc.	1	25
Hope Bancorp, Inc.	17	214
Horace Mann Educators Corporation	7	241
Horizon Bancorp, Inc.	12	213
Houlihan Lokey, Inc. - Class A	9	657
Independence Holdings, LLC	19	572
Independent Bank Corp.	9	643
Independent Bank Corporation	5	105
Independent Bank Group, Inc.	7	434
International Bancshares Corporation	11	454
Investar Holding Corporation	2	44
Investors Title Company	—	48
James River Group, Inc.	9	195
Janus Henderson Group PLC	25	514
Jefferies Financial Group Inc.	—	5
Kearny Financial Corp	19	202
Kingstone Companies, Inc.	1	4
Kinsale Capital Group, Inc.	3	801
Lakeland Bancorp, Inc.	13	214
Lakeland Financial Corporation	4	316
Lazard Ltd - Class A	5	166
LCNB Corp.	3	43
LendingClub Corporation (a)	10	116
LendingTree, Inc. (a)	2	54
Live Oak Bancshares, Inc.	7	226
Longlade, Dr Charles W	4	63
Luther Burbank Corporation	10	110
Macatawa Bank Corporation	8	77
Maiden Holdings, Ltd. (a)	22	46
Mainstreet Bancshares, Inc.	1	20
Manning & Napier, Inc. - Class A	3	31
MBIA Inc. (a)	6	51
Mercantile Bank Corporation	4	128
Merchants Bancorp, Inc.	7	157
Mercury General Corporation	9	245
Meridian Bank	1	26
Metrocity Bankshares, Inc.	5	102
Metropolitan Bank Holding Corp. (a)	3	191
MGIC Investment Corporation	51	648
Mid Penn Bancorp, Inc.	3	78
Middlefield Banc Corp.	1	14
Midland States Bancorp, Inc.	6	138
MidWestOne Financial Group, Inc.	4	104
Moelis & Company - Class A	10	327
Mr. Cooper Group Inc. (a)	12	470
MVB Financial Corp.	3	82
National Bank Holdings Corporation - Class A	5	189
National Bankshares, Inc.	1	32
National Western Life Group, Inc. - Class A	1	153
Navient Corporation	24	359
NBT Bancorp Inc.	8	294
Nelnet, Inc. - Class A	5	366
New York Community Bancorp, Inc. - Series A (c)	73	624
NI Holdings Inc. (a)	3	43
Nicholas Financial, Inc. (a)	2	11
Nicolet Bankshares, Inc. (a)	3	178
NMI Holdings, Inc. - Class A (a)	13	265
Northeast Bank	2	64
Northfield Bancorp Inc.	14	199
Northrim Bancorp, Inc.	1	56
Northwest Bancshares, Inc.	20	275
Norwood Financial Corp.	2	43
OceanFirst Financial Corp.	10	184
Ocwen Financial Corporation (a)	2	50
OFG Bancorp	8	202
Old National Bancorp	48	788
Old Republic International Corporation	6	134
Old Second Bancorp, Inc.	7	98
OP Bancorp	2	28
Open Lending Corporation - Class A (a)	13	102
Oportun Financial Corporation (a)	7	29
Oppenheimer Holdings Inc. - Class A	2	76
Origin Bancorp, Inc.	4	163
Orrstown Financial Services, Inc.	2	59
P.C.B. Bancorp, Inc.	3	63
Pacific Premier Bancorp, Inc.	15	472
PacWest Bancorp	19	419
Palomar Holdings, Inc. (a)	3	274
Park National Corporation	3	326
Parke Bancorp, Inc.	3	61
Pathward Financial, Inc.	6	182
Peapack-Gladstone Financial Corporation	5	176
Penns Woods Bancorp, Inc.	1	27
PennyMac Financial Services, Inc.	9	373
Peoples Bancorp Inc.	8	224
Peoples Bancorp of North Carolina, Inc.	—	11
Peoples Financial Services Corp.	1	64
Pinnacle Financial Partners, Inc.	6	524
Piper Sandler Companies	3	302
PJT Partners Inc. - Class A	3	230
Plumas Bancorp	—	7
Ponce Financial Group, Inc. (a) (c)	1	13
Popular, Inc.	8	600
PRA Group, Inc. (a)	7	217
Preferred Bank	3	207
Premier Financial Corporation	8	213
Primerica, Inc.	6	757
Primis Financial Corp.	7	80
ProAssurance Corporation	8	149
Professional Holding Corp. - Class A (a)	3	72
PROG Holdings, Inc. (a)	9	132
Prosperity Bancshares, Inc.	2	116
Provident Bancorp Inc.	1	18
Provident Financial Services, Inc.	13	244
Pzena Investment Management, Inc. - Class A	3	29
QCR Holdings, Inc.	4	216
Radian Group Inc.	27	524
RBB Bancorp	5	96
Red River Bancshares, Inc.	2	94
Regional Management Corp.	3	73
Reinsurance Group of America, Incorporated	—	11
RenaissanceRe Holdings Ltd	1	106
Renasant Corporation	9	268
Republic Bancorp, Inc. - Class A	4	147
Republic First Bancorp, Inc. (a)	13	38
Richmond Mutual Bancorporation, Inc.	3	39
Riverview Bancorp, Inc.	3	17
RLI Corp.	8	796
Root Inc. - Class A (a) (c)	1	8
S & T Bancorp, Inc.	5	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Safeguard Scientifics, Inc. (a)	6	21
Safety Insurance Group, Inc.	2	197
Sandy Spring Bancorp, Inc.	8	283
Sculptor Capital Management, Inc. - Class A	5	46
Seacoast Banking Corporation of Florida	9	286
Security National Financial Corporation - Class A (a)	3	20
Selective Insurance Group, Inc.	11	862
SelectQuote, Inc. (a)	3	2
ServisFirst Bancshares, Inc.	10	818
Shore Bancshares, Inc.	5	86
Sierra BanCorp	4	79
Silvercrest Asset Management Group Inc. - Class A	2	38
Simmons First National Corporation - Class A	21	465
SiriusPoint Ltd (a)	28	141
SLM Corporation	45	624
Smartfinancial, Inc.	4	106
South Plains Financial, Inc.	1	26
Southern First Bancshares, Inc. (a)	2	89
Southern Missouri Bancorp, Inc.	2	121
Southside Bancshares, Inc.	5	173
Southstate Corporation	13	1,013
Sterling Bancorp, Inc. (a)	5	28
Stewart Information Services Corporation	5	202
Stifel Financial Corp.	11	547
Stock Yards Bancorp, Inc.	5	328
StoneX Group Inc. (a)	4	298
Summit Financial Group, Inc.	3	78
Synovus Financial Corp.	23	864
Territorial Bancorp Inc.	2	36
Texas Capital Bancshares, Inc. (a)	8	489
TFS Financial Corporation	28	370
The Bancorp, Inc. (a)	10	219
The First Bancorp, Inc.	3	81
The First of Long Island Corporation	6	105
The Hanover Insurance Group, Inc.	6	724
The Hingham Institute for Savings	1	145
Timberland Bancorp, Inc.	2	54
Tiptree Inc.	9	100
Tompkins Financial Corporation	3	182
TowneBank	11	285
TriCo Bancshares	5	213
Trinity Capital Inc.	1	10
Triumph Bancorp, Inc. (a)	5	254
Trustco Bank Corp N Y	5	165
Trustmark Corporation	10	299
UMB Financial Corporation	8	688
Umpqua Holdings Corporation	36	607
United Bankshares, Inc.	24	861
United Community Banks, Inc.	18	601
United Fire Group, Inc.	6	181
United Insurance Holdings Corp.	10	6
Unity Bancorp, Inc.	3	66
Universal Insurance Holdings, Inc.	8	82
Univest Financial Corporation	8	192
Unum Group	32	1,224
Valley National Bancorp	87	942
Value Line, Inc.	—	21
Veritex Holdings, Inc.	7	190
Victory Capital Holdings, Inc. - Class A	7	174
Virtu Financial, Inc. - Class A	18	379
Virtus Investment Partners, Inc.	1	171
Voya Financial, Inc.	1	61
Walker & Dunlop, Inc.	6	491
Washington Federal, Inc.	11	329
Washington Trust Bancorp, Inc.	5	209
Waterstone Financial, Inc.	5	88
Webster Financial Corporation	9	409
WesBanco, Inc.	10	328
West Bancorporation, Inc.	4	88
Westamerica Bancorporation	4	215
Western New England Bancorp, Inc.	4	35
Westwood Holdings Group, Inc.	2	20
White Mountains Insurance Group Ltd	1	683
Wintrust Financial Corporation	10	849
WisdomTree Investments, Inc.	40	188
World Acceptance Corporation (a)	1	134
WSFS Financial Corporation	10	451
Zurich American Corporation	10	424
		86,082
Industrials 19.3%
AAON, Inc.	9	483
AAR Corp. (a)	6	216
ABM Industries Incorporated	14	522
ACCO Brands Corporation	24	117
Acme United Corporation	1	16
Acuity Brands, Inc.	7	1,071
ACV Auctions Inc. - Class A (a)	3	19
Aerojet Rocketdyne Holdings, Inc. (a)	18	710
AeroVironment, Inc. (a)	6	502
Air Lease Corporation - Class A	23	720
Air Transport Services Group, Inc. (a)	18	432
Alamo Group Inc.	3	374
Alaska Air Group, Inc. (a)	26	1,003
Albany International Corp. - Class A	7	550
Allegiant Travel Company (a)	3	231
Allied Motion Technologies Inc.	4	121
Allison Systems, Inc.	21	707
Alta Equipment Group Inc. - Class A	8	92
Altra Industrial Motion Corp.	12	411
Ameresco, Inc. - Class A (a)	6	380
American Superconductor Corporation (a)	7	30
American Woodmark Corporation (a)	4	196
APi Group Corp (a)	30	401
Apogee Enterprises, Inc.	6	233
Applied Industrial Technologies, Inc.	7	766
ARC Document Solutions, Inc.	8	18
Arcbest Corporation	4	301
Arcosa, Inc.	8	458
Argan, Inc.	4	125
Armstrong World Industries, Inc.	8	652
ASGN Incorporated (a)	11	985
Astec Industries, Inc.	5	168
Astronics Corporation (a)	8	64
Astronics Corporation - Class B (a)	—	1
Atkore Inc. (a)	8	604
Atlas Air Worldwide Holdings, Inc. (a)	5	442
AZZ Inc.	7	237
Babcock & Wilcox Enterprises, Inc. (a)	19	122
Barnes Group Inc.	7	211
Barrett Business Services, Inc.	2	156
Beacon Roofing Supply, Inc. (a)	12	650
BGSF, Inc.	2	18
Blue Bird Global Corporation (a)	2	21
BlueLinx Holdings Inc. (a)	3	168
Boise Cascade Company	7	398
Brady Corporation - Class A	8	322
BrightView Holdings, Inc. (a)	19	153
Broadwind Inc. (a)	2	6
BWXT Government Group, Inc.	14	691
Caci International Inc. - Class A (a)	2	511
Casella Waste Systems, Inc. - Class A (a)	9	683
CBIZ, Inc. (a)	8	350
CECO Environmental Corp. (a)	10	89
Chart Industries, Inc. (a)	6	1,113
Cimpress Public Limited Company (a)	5	127
CIRCOR International, Inc. (a)	5	81
Civeo Corporation (a)	4	99
Clean Harbors, Inc. (a)	10	1,059
Columbus McKinnon Corporation	6	150
Comfort Systems USA, Inc.	7	686
Commercial Vehicle Group, Inc. (a)	8	35
Concrete Pumping Holdings, Inc. (a)	12	76
Construction Partners, Inc. - Class A (a)	6	146
Copa Holdings, S.A. - Class A (a)	4	272
Core & Main, Inc. - Class A (a)	4	102
Costamare Inc.	19	166
Covenant Logistics Group, Inc. - Class A	3	88
CRA International, Inc.	2	163

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Crane Holdings, Co.	9	785
CSW Industrials, Inc.	2	278
Curtiss-Wright Corporation	8	1,049
Daseke Companies, Inc. (a)	15	83
Deluxe Corporation	7	115
Distribution Solutions Group, Inc. (a)	5	131
DLH Holdings Corp. (a)	1	9
Donaldson Company, Inc.	3	128
Douglas Dynamics, Inc.	6	165
Ducommun Incorporated (a)	4	142
Dun & Bradstreet Holdings, Inc.	8	103
DXP Enterprises, Inc. (a)	5	123
Dycom Industries, Inc. (a)	5	486
Eagle Bulk Shipping Inc.	3	139
Eastern Company The	1	21
EMCOR Group, Inc.	8	872
Encore Wire Corporation	3	374
Energy Recovery, Inc. (a)	9	200
Enerpac Tool Group Corp. - Class A	8	138
EnerSys	7	410
Eneti Inc.	2	13
Ennis, Inc.	7	139
EnPro Industries, Inc.	3	271
ESAB Corporation	6	209
ESCO Technologies Inc.	4	267
EVI Industries, Inc. (a)	2	34
Evoqua Water Technologies Corp. (a)	19	615
Exponent, Inc.	9	779
Federal Signal Corporation	10	368
First Advantage Corporation (a)	2	27
Flowserve Corporation	20	490
Fluor Corporation (a)	21	518
Forrester Research, Inc. (a)	5	174
Forward Air Corporation	5	425
Franklin Covey Co. (a)	3	154
Franklin Electric Co., Inc.	8	671
FTI Consulting, Inc. (a)	6	1,018
FuelCell Energy, Inc. (a) (c)	40	136
Gates Industrial Corporation PLC (a)	29	287
GATX Corporation	6	522
Genco Shipping & Trading Limited	12	150
Gibraltar Industries, Inc. (a)	5	199
Global Industrial Company	6	163
GMS Inc. (a)	7	261
GrafTech International Ltd.	39	167
Graham Corporation	2	20
Granite Construction Incorporated	6	157
Great Lakes Dredge & Dock Corporation (a)	16	119
Griffon Corporation	10	282
GXO Logistics Inc. (a)	9	308
H&E Equipment Services, Inc.	6	157
Harsco Corporation (a)	13	49
Hawaiian Holdings, Inc. (a)	14	187
Hayward Holdings, Inc. (a)	12	104
Healthcare Services Group, Inc.	10	127
Heartland Express, Inc.	12	176
Heidrick & Struggles International, Inc.	5	130
Helios Technologies, Inc.	5	258
Herc Holdings Inc.	5	534
Heritage-Crystal Clean, Inc. (a)	6	192
Hexcel Corporation	13	663
Hill International, Inc. (a)	8	27
Hillenbrand, Inc.	11	404
HireQuest, Inc.	1	8
HNI Corporation	6	170
Hub Group, Inc. - Class A (a)	6	405
Hudson Global, Inc. (a)	—	15
Hudson Technologies, Inc. (a)	12	91
Hurco Companies, Inc.	1	26
Huron Consulting Group Inc. (a)	3	228
Hyster-Yale Materials Handling, Inc. - Class A	4	78
IAA Spinco Inc. (a)	19	598
ICF International, Inc.	3	324
IES Holdings, Inc. (a)	5	134
Infrastructure and Energy Alternatives, LLC (a)	10	137
Innovative Solutions and Support, Inc. (a)	3	24
Insperity, Inc.	6	663
Insteel Industries, Inc.	6	147
Interface, Inc. - Class A	15	135
ITT Inc.	4	246
Jeld-Wen, Inc. (a)	14	125
JetBlue Airways Corporation (a)	49	323
John Bean Technologies Corporation	5	466
Kadant Inc.	2	335
Kaman Corporation	7	195
KAR Auction Services, Inc. (a)	16	180
KBR, Inc.	22	961
Kelly Services, Inc. - Class A	9	118
Kennametal Inc.	12	237
Kforce Inc.	3	176
Kimball International, Inc. - Class B	10	65
Kirby Corporation (a)	9	563
Korn Ferry	9	424
Kratos Defense & Security Solutions, Inc. (a)	19	196
L. B. Foster Company (a)	2	17
Landstar System, Inc.	6	829
Lindsay Corporation	2	242
LSI Industries Inc.	6	42
Luxfer Holdings PLC	5	76
Manitex International, Inc. (a)	1	5
ManpowerGroup Inc.	8	524
Marten Transport, Ltd.	13	256
Masonite International Corporation (a)	4	264
MasTec, Inc. (a)	12	775
Mastech Digital, Inc. (a)	3	39
Matrix Service Company (a)	6	26
Matson Intermodal - Paragon, Inc.	8	495
Matthews International Corporation - Class A	8	176
Maxar Technologies Inc.	11	213
Mayville Engineering Company, Inc. (a)	4	26
McGrath RentCorp	4	298
MDU Resources Group, Inc.	31	854
Mega Matrix Corp. (a)	3	5
Mercury Systems, Inc. (a)	7	284
Mesa Air Group, Inc. (a)	9	15
Miller Industries, Inc.	2	53
Millerknoll, Inc.	10	150
Mine Safety Appliances Company, LLC	6	661
Mistras Group, Inc. (a)	6	26
Montrose Environmental Group, Inc. (a)	1	36
Moog Inc. - Class A	5	318
MRC Global Inc. (a)	22	156
MSC Industrial Direct Co., Inc. - Class A	7	518
Mueller Industries, Inc.	10	583
Mueller Water Products, Inc. - Class A	23	241
MYR Group Inc. (a)	3	236
National Presto Industries, Inc.	2	135
Nielsen Holdings PLC	29	792
NN, Inc. (a)	11	19
Northwest Pipe Company (a)	2	67
Now, Inc. (a)	16	156
NV5 Global, Inc. (a)	2	261
Nvent Electric Public Limited Company	27	851
Omega Flex, Inc. (c)	1	131
Orion Energy Systems, Inc. (a)	5	8
Orion Group Holdings, Inc. (a)	6	16
Oshkosh Corporation	10	677
P.A.M. Transportation Services, Inc. (a)	5	153
Pangaea Logistics Solutions Ltd.	5	25
Park Aerospace Technologies Corp.	5	59
Park-Ohio Holdings Corp.	3	36
Parsons Corporation (a)	13	514
Patriot Transportation, Inc. (a)	—	2
Performant Financial Corporation (a)	13	25
PGT Innovations, Inc. (a)	8	176
Pitney Bowes Inc.	36	84
Powell Industries, Inc.	3	64
Preformed Line Products Company	1	91
Primoris Services Corporation	11	176
Proto Labs, Inc. (a)	4	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Quad/Graphics, Inc. - Class A (a)	8	21
Quanex Building Products Corporation	9	168
Quest Resource Holding Corporation (a)	2	13
Radiant Logistics, Inc. (a)	12	70
RBC Bearings Incorporated (a)	—	87
RCM Technologies, Inc. (a)	2	36
Red Violet, Inc. (a) (c)	1	13
Regal Beloit Corporation	3	425
Resideo Technologies, Inc. (a)	22	418
Resources Connection, Inc.	8	144
REV Group, Inc.	16	179
Rush Enterprises, Inc. - Class A	8	362
Rush Enterprises, Inc. - Class B	2	109
Ryder System, Inc.	8	604
Saia, Inc. (a)	5	892
Schneider National, Inc. - Class B	15	309
Science Applications International Corporation	9	765
Shoals Technologies Group, Inc. - Class A (a)	15	325
Shyft Group, Inc.	5	104
Simpson Manufacturing Co., Inc.	8	598
SiteOne Landscape Supply, Inc. (a)	5	513
SkyWest, Inc. (a)	10	156
SP Plus Corporation (a)	6	185
Spirit Airlines (a)	14	267
SPX Technologies, Inc. (a)	7	398
Standex International Corporation	2	133
Steelcase Inc. - Class A	12	79
Stericycle, Inc. (a)	14	596
Sterling Infrastructure, Inc. (a)	8	167
Sunrun Inc. (a)	31	849
Tecnoglass Inc.	8	163
Tennant Company	3	162
Terex Corporation	11	319
Tetra Tech, Inc.	1	66
Textainer Group Holdings Limited	9	232
The AZEK Company Inc. - Class A (a)	20	338
The Brink's Company	8	396
The Gorman- Rupp Company	7	176
The Greenbrier Companies, Inc.	8	183
The Manitowoc Company, Inc. (a)	9	69
The Timken Company	12	699
Thermon Group Holdings, Inc. (a)	8	119
Titan International, Inc. (a)	16	192
Titan Machinery Inc. (a)	6	172
TPI Composites, Inc. (a)	5	60
Transcat, Inc. (a)	2	144
Trex Company, Inc. (a)	9	396
Trinet Group, Inc. (a)	11	774
Trinity Industries, Inc.	13	282
Triton Container International Limited	11	598
Triumph Group, Inc. (a)	11	98
TrueBlue, Inc. (a)	9	162
Tutor Perini Corporation (a)	13	72
Twin Disc, Incorporated (a)	1	8
U.S. Xpress Enterprises, Inc. - Class A (a)	7	18
UFP Industries, Inc.	11	778
Ultralife Corporation (a)	3	13
Unifirst Corporation	2	418
Univar Solutions Inc. (a)	28	638
Universal Logistics Holdings, Inc.	6	193
V2X, Inc. (a)	4	135
Valmont Industries, Inc.	4	1,020
Veritiv Corporation (a)	3	337
Viad Corp (a)	4	129
Vicor Corporation (a)	5	295
VSE Corporation	3	103
Wabash National Corporation	12	184
Watts Water Technologies, Inc. - Class A	5	584
Werner Enterprises, Inc.	11	430
WESCO International, Inc. (a)	8	985
Willdan Group, Inc. (a)	3	50
Williams Industrial Services Group Inc. (a)	1	2
Willis Lease Finance Corporation (a)	—	11
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	446
Woodward, Inc.	5	361
XPO Logistics, Inc. (a)	8	361
Yellow Corp. (a)	9	44
Zurn Elkay Water Solutions Corporation	24	600
		84,852
Health Care 12.7%
89Bio, Inc. (a) (c)	3	15
AC Immune SA (a) (c)	2	5
Acadia Healthcare Company, Inc. (a)	16	1,228
ACADIA Pharmaceuticals Inc. (a)	5	89
Accuray Incorporated (a)	21	44
Actinium Pharmaceuticals, Inc. (a)	3	22
Adaptive Biotechnologies Corporation (a)	28	202
Addus HomeCare Corporation (a)	5	438
Adicet Therapeutics, Inc. (a)	8	108
ADMA Biologics, Inc. (a)	15	37
Adverum Biotechnologies, Inc. (a) (c)	7	7
Affimed N.V. (a)	6	12
Agiliti, Inc. (a)	2	35
Agios Pharmaceuticals, Inc. (a)	10	291
Akebia Therapeutics, Inc. (a)	30	10
Akero Therapeutics Inc. (a)	10	325
Akouos, Inc. (a) (c)	1	8
Alaunos Therapeutics, Inc. (a) (c)	28	48
Albireo Pharma, Inc. (a)	5	100
Aldeyra Therapeutics, Inc. (a)	12	62
Alerislife Inc. (a)	4	4
Alkermes Public Limited Company (a)	28	634
Allakos Inc. (a) (c)	1	6
Allogene Therapeutics, Inc. (a)	25	267
Allovir, Inc. (a) (c)	2	14
Allscripts Healthcare Solutions, Inc. (a)	27	413
Altimmune, Inc. (a) (c)	3	43
Amedisys, Inc. (a)	5	484
American Well Corporation - Class A (a)	13	48
AMN Healthcare Services, Inc. (a)	9	971
Amneal Pharmaceuticals, Inc. - Class A (a)	21	43
Amphastar Pharmaceuticals, Inc. (a)	10	291
Anaptysbio, Inc. (a)	8	202
AngioDynamics, Inc. (a)	11	226
ANI Pharmaceuticals, Inc. (a)	5	153
Anika Therapeutics, Inc. (a)	4	93
Annexon, Inc. (a) (c)	1	4
Apollo Medical Holdings, Inc. (a) (c) (d)	8	325
Applied Molecular Transport Inc. (a)	—	—
Apyx Medical Corporation (a)	7	31
Aravas Inc. (a)	2	3
Arcturus Therapeutics Holdings Inc. (a)	5	67
Arcus Biosciences, Inc. (a)	7	170
Arcutis Biotherapeutics, Inc. (a)	6	124
Ardelyx, Inc. (a)	19	23
Artivion, Inc. (a)	11	152
Asensus Surgical, Inc. (a) (c)	5	2
Assembly Biosciences, Inc. (a)	7	11
Atara Biotherapeutics, Inc. (a)	15	55
Athenex, Inc. (a)	13	3
Atreca, Inc. - Class A (a) (c)	6	9
AtriCure, Inc. (a)	8	309
Atrion Corporation	—	171
Atyr Pharma, Inc. (a)	2	5
Avanos Medical, Inc. (a)	9	203
AVEO Pharmaceuticals, Inc. (a)	4	31
Avidity Biosciences, Inc. (a)	8	125
AxoGen, Inc. (a)	11	136
Axonics, Inc. (a)	8	554
Azenta, Inc.	1	53
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	30
Biomea Fusion, Inc. (a)	1	9
Bioventus Inc. - Class A (a)	1	9
Bioxcel Therapeutics, Inc. (a) (c)	—	4
Bluebird Bio, Inc. (a)	18	113
Blueprint Medicines Corporation (a)	9	568
Brookdale Senior Living Inc. (a)	51	217
C4 Therapeutics, Inc. (a)	2	17
Capricor Therapeutics, Inc. (a)	3	18

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Cara Therapeutics, Inc. (a)	16	150
Cardiovascular Systems, Inc. (a)	9	120
CareCloud, Inc. (a)	1	6
Caredx, Inc. (a)	7	126
CASI Pharmaceuticals, Inc. (a)	2	4
Castle Biosciences, Inc. (a)	4	115
Catalyst Pharmaceuticals, Inc. (a)	25	322
Celcuity Inc. (a)	—	1
Celldex Therapeutics, Inc. (a)	5	127
Century Therapeutics, Inc. (a)	1	12
Certara, Inc. (a)	8	103
Champions Oncology, Inc. (a)	1	4
Chemed Corporation	—	110
ChemoCentryx, Inc. (a)	2	81
Chimerix, Inc. (a)	15	29
Chinook Therapeutics, Inc. (a)	11	216
Chinook Therapeutics, Inc. (a) (e)	3	5
Codexis, Inc. (a)	10	58
Collegium Pharmaceutical, Inc. (a)	10	154
Community Health Systems, Inc. (a)	24	52
Computer Programs and Systems, Inc. (a)	4	114
Concert Pharmaceuticals, Inc. (a)	12	79
CONMED Corporation	5	394
Corcept Therapeutics Incorporated (a)	18	466
Coronado Topco, Inc. (a)	5	330
CorVel Corporation (a)	3	440
Covetrus, Inc. (a)	19	404
Crinetics Pharmaceuticals, Inc. (a)	8	154
CRISPR Therapeutics AG (a)	12	794
Cross Country Healthcare, Inc. (a)	8	232
Cryoport, Inc. (a)	1	20
Cue Biopharma, Inc. (a)	7	15
Cumberland Pharmaceuticals, Inc. (a)	3	7
Cutera, Inc. (a)	3	139
CymaBay Therapeutics, Inc. (a)	22	77
Cytomx Therapeutics, Inc. (a)	14	20
CytoSorbents Corporation (a)	7	10
Deciphera Pharmaceuticals, Inc. (a)	17	314
Denali Therapeutics Inc. (a)	8	256
Design Therapeutics, Inc. (a)	1	11
DURECT Corporation (a) (c)	39	23
Dyne Therapeutics Inc. (a)	3	42
Eagle Pharmaceuticals, Inc. (a)	4	100
Edesa Biotech Inc. (a)	2	2
Edgewise Therapeutics, Inc. (a)	1	13
Editas Medicine, Inc. (a)	14	172
Eiger Biopharmaceuticals, Inc. (a)	11	84
Electromed, Inc. (a)	1	8
Embecta Corp.	—	11
Emergent BioSolutions Inc. (a)	8	174
Enanta Pharmaceuticals, Inc. (a)	5	277
Encompass Health Corporation	15	698
Enhabit Inc. (a)	7	96
Enovis Corporation (a)	8	347
Envista Holdings Corporation (a)	21	694
Enzo Biochem, Inc. (a)	10	21
Equillium, Inc. (a) (c)	1	2
Evolent Health, Inc. - Class A (a)	16	567
Exagen Inc. (a)	1	2
Exelixis, Inc. (a)	47	738
Eyepoint Pharmaceuticals, Inc. (a) (c)	2	14
Fate Therapeutics, Inc. (a)	3	70
Fonar Corporation (a)	1	17
Forma Therapeutics Holdings, Inc. (a)	2	46
Frequency Therapeutics, Inc. (a)	1	2
Fulcrum Therapeutics, Inc. (a) (c)	7	60
Fulgent Genetics, Inc. (a)	5	182
G1 Therapeutics, Inc. (a)	8	97
Generation Bio Co. (a)	4	20
Genprex, Inc. (a)	3	4
Geron Corporation (a)	20	46
Glaukos Corporation (a)	6	325
Global Blood Therapeutics, Inc. (a)	1	43
Globus Medical, Inc. - Class A (a)	6	358
Gritstone Bio, Inc. (a)	13	34
Haemonetics Corporation (a)	8	557
Halozyme Therapeutics, Inc. (a)	21	827
Hanger, Inc. (a)	8	150
Harmony Biosciences Holdings Inc. (a)	8	350
Harpoon Therapeutics, Inc. (a)	8	8
Harrow Health, Inc. (a)	4	44
Harvard Bioscience, Inc. (a)	9	23
Health Catalyst, Inc. (a)	8	74
HealthEquity, Inc. (a)	13	872
Healthstream, Inc. (a)	8	178
Heska Corporation (a)	2	174
Homology Medicines, Inc. (a)	12	20
Hookipa Pharma Inc. (a)	4	5
Horizon Orphan LLC (a)	7	169
iCAD, Inc. (a)	3	7
ICU Medical, Inc. (a)	—	37
IDEAYA Biosciences, Inc. (a)	10	155
IGM Biosciences, Inc. (a) (c)	3	64
ImmunoGen, Inc. (a)	15	71
ImmunoPrecise Antibodies Ltd. (a)	—	2
Immunovant, Inc. (a)	22	122
Inari Medical, Inc. (a)	3	224
InfuSystem Holdings, Inc. (a)	4	27
Innoviva, Inc. (a)	13	146
Inogen, Inc. (a)	7	163
Integer Holdings Corporation (a)	6	351
Integra LifeSciences Holdings Corporation (a)	13	570
Intellia Therapeutics, Inc. (a)	10	577
Intra-Cellular Therapies, Inc. (a)	8	371
Invacare Corporation (a) (c)	1	1
Ionis Pharmaceuticals, Inc. (a)	18	795
Iovance Biotherapeutics, Inc. (a)	12	113
Iradimed Corp. (a)	3	96
Ironwood Pharmaceuticals, Inc. - Class A (a)	23	233
Iveric Bio, Inc. (a)	17	310
Jounce Therapeutics, Inc. (a)	12	29
KalVista Pharmaceuticals Inc. (a)	4	53
Karuna Therapeutics, Inc. (a)	1	226
Kezar Life Sciences, Inc. (a)	2	14
Kiniksa Pharmaceuticals Ltd. - Class A (a)	7	96
Kinnate Biopharma Inc. (a)	1	11
Kodiak Sciences Inc. (a)	6	50
Krystal Biotech, Inc. (a)	4	280
Kura Oncology, Inc. (a)	19	256
Kymera Therapeutics, Inc. (a)	6	122
Lantheus Holdings, Inc. (a)	11	796
Larimar Therapeutics, Inc. (a) (c)	2	5
Leap Therapeutics, Inc. (a)	11	10
LeMaitre Vascular, Inc.	4	199
Lensar, Inc. (a)	1	6
Lexicon Pharmaceuticals, Inc. (a)	28	68
LHC Group, Inc. (a)	5	821
Ligand Pharmaceuticals Incorporated (a)	3	249
Lineage Cell Therapeutics, Inc. (a) (c)	4	5
Liquidia Technologies, Inc. (a) (c)	4	20
LivaNova PLC (a)	8	411
Lyell Immunopharma Inc. (a) (c)	2	13
MacroGenics, Inc. (a)	12	41
Magenta Therapeutics, Inc. (a)	12	17
Maravai LifeSciences Holdings, Inc. - Class A (a)	2	45
MediciNova, Inc. (a) (c)	3	7
Mednax, Inc. (a)	14	237
Medpace Holdings, Inc. (a)	6	886
MEI Pharma, Inc. (a)	22	9
MeiraGTx Holdings plc (a)	9	79
Meridian Bioscience, Inc. (a)	9	269
Merit Medical Systems, Inc. (a)	10	562
Merrimack Pharmaceuticals, Inc. (a)	1	3
Mersana Therapeutics, Inc. (a)	16	106
Mesa Laboratories, Inc.	1	142
Milestone Pharmaceuticals Inc. (a)	2	15
Mirati Therapeutics, Inc. (a)	1	75
ModivCare Inc. (a)	2	202
Morphic Holding, Inc. (a)	4	127
Mustang Bio, Inc. (a)	21	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Myriad Genetics, Inc. (a)	14	262
NanoString Technologies, Inc. (a)	3	38
National HealthCare Corporation	3	164
National Research Corporation	6	227
Nektar Therapeutics (a)	34	108
Neogen Corporation (a)	16	217
Neogenomics, Inc. (a)	19	162
Neurocrine Biosciences, Inc. (a)	—	18
Neuronetics, Inc. (a)	2	7
Nextcure, Inc. (a)	6	17
NextGen Healthcare, Inc. (a)	11	191
NGM Biopharmaceuticals, Inc. (a)	10	131
Nighthawk Biosciences Inc. (a)	4	8
Nkarta, Inc. (a) (c)	2	24
Nurix Therapeutics, Inc. (a)	13	163
NuVasive, Inc. (a)	8	369
Olema Pharmaceuticals Inc. (a)	3	8
Omnicell, Inc. (a)	8	682
Opiant Pharmaceuticals, Inc. (a)	1	6
OPKO Health, Inc. (a)	97	183
OptimizeRX Corporation (a)	3	46
Option Care Health, Inc. (a)	31	967
Orasure Technologies, Inc. (a)	15	57
Organogenesis Holdings Inc. - Class A (a)	19	63
Organon & Co.	—	11
Orgenesis Inc. (a) (c)	2	3
Orthofix Medical Inc. (a)	5	100
Orthopediatrics Corp. (a)	4	190
Otonomy, Inc. (a)	1	—
Owens & Minor, Inc.	13	309
Pacira Pharmaceuticals, Inc. (a)	6	341
Patterson Companies, Inc.	16	395
PDL BioPharma, Inc. (a) (e)	14	38
Perrigo Company Public Limited Company	22	789
Personalis, Inc. (a)	7	21
PetIQ, Inc. - Class A (a)	8	52
Phibro Animal Health Corporation - Class A	5	72
Phreesia, Inc. (a)	3	81
Pieris Pharmaceuticals GmbH (a)	12	14
Pliant Therapeutics, Inc. (a)	—	9
PMV Pharmaceuticals, Inc. (a)	3	31
Poseida Therapeutics, Inc. (a)	5	18
Pphm, Inc. (a)	9	177
Precigen, Inc. (a)	6	13
Precision Biosciences, Inc. (a)	12	15
Premier Healthcare Solutions, Inc. - Class A	18	602
Prestige Consumer Healthcare Inc. (a)	9	429
Progyny, Inc. (a)	12	435
ProPhase Labs, Inc. (a) (c)	3	33
Protagonist Therapeutics, Inc. (a)	7	59
Prothena Corporation Public Limited Company (a)	7	444
Pulmonx Corporation (a) (c)	4	66
Quanterix Corporation (a)	6	69
RadNet, Inc. (a)	9	180
Regenxbio Inc. (a)	8	206
Relay Therapeutics, Inc. (a)	12	275
Relmada Therapeutics, Inc. (a) (c)	5	193
Repare Therapeutics Inc. (a) (c)	1	18
Replimune Group, Inc. (a)	11	190
Revolution Medicines, Inc. (a)	10	205
Rhythm Pharmaceuticals, Inc. (a) (c)	7	164
Rocket Pharmaceuticals, Inc. (a)	13	208
RVL Pharmaceuticals Public Limited Company (a)	2	4
RxSight, Inc. (a)	1	11
Sage Therapeutics Inc. (a)	8	307
Sangamo Therapeutics, Inc. (a)	41	201
Satsuma Pharmaceuticals, Inc. (a)	6	34
Scholar Rock Holding Corporation (a)	5	33
Schrodinger, Inc. (a)	3	65
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	8	46
Select Medical Holdings Corporation	22	490
Semler Scientific, Inc. (a)	2	57
Sensus Healthcare, Inc. (a)	2	30
Shockwave Medical, Inc. (a)	1	229
SI-BONE, Inc. (a)	7	130
SIGA Technologies, Inc. (a)	16	161
Silverback Therapeutics, Inc. (a)	3	18
Simulations Plus, Inc.	3	164
Sonida Senior Living, Inc. (a)	—	8
Sotera Health LLC (a)	25	173
Spectrum Pharmaceuticals, Inc. (a)	30	13
Spero Therapeutics, Inc. (a) (c)	10	20
Springworks Therapeutics, Inc. (a)	4	116
STAAR Surgical Company (a)	8	535
Standard Biotools Inc. (a)	17	18
Stereotaxis, Inc. (a)	14	26
Stoke Therapeutics, Inc. (a)	8	102
Supernus Pharmaceuticals, Inc. (a)	9	308
Surface Oncology, Inc. (a) (c)	11	11
Surgalign Holdings, Inc. (a)	—	1
Surmodics, Inc. (a)	4	116
Sutro Biopharma, Inc. (a)	13	72
Symbion, Inc. (a)	14	316
Syndax Pharmaceuticals, Inc. (a)	12	295
Syneos Health, Inc. - Class A (a)	3	120
Synlogic Operating Company, Inc. (a)	2	2
Tactile Systems Technology, Inc. (a)	4	29
Tandem Diabetes Care, Inc. (a)	1	45
Taro Pharmaceutical Industries Ltd (a)	4	129
Tarsus Pharmaceuticals, Inc. (a)	3	44
TCR2 Therapeutics Inc. (a)	8	14
Tenet Healthcare Corporation (a)	14	738
The Ensign Group, Inc.	10	762
The Joint Corp (a)	2	36
The Pennant Group, Inc. (a)	8	88
TransMedics Group, Inc. (a)	5	193
Travere Therapeutics, Inc. (a)	5	120
Tricida, Inc. (a) (c)	1	14
Twist Bioscience Corporation (a)	8	271
U. S. Physical Therapy, Inc.	2	157
UFP Technologies, Inc. (a)	2	172
Ultragenyx Pharmaceutical Inc. (a)	4	155
Utah Medical Products, Inc.	1	74
Vanda Pharmaceuticals Inc. (a)	16	161
Vapotherm, Inc. (a) (c)	6	9
Varex Imaging Corporation (a)	11	239
Vaxcyte, Inc. (a)	1	23
VBI Vaccines (Delaware) Inc. (a)	11	8
Veracyte, Inc. (a)	11	190
Verastem, Inc. (a)	41	35
Vericel Corporation (a)	3	80
ViewRay, Inc. (a)	42	154
Viking Therapeutics, Inc. (a)	17	47
Viracta Therapeutics, Inc. (a)	8	33
Voyager Therapeutics, Inc. (a)	5	28
Wave Life Sciences Ltd. (a)	2	7
X4 Pharmaceuticals Inc. (a)	5	9
Xbiotech Inc (a)	6	22
Xencor, Inc. (a)	10	253
Xenon Pharmaceuticals Inc. (a)	8	279
Y-mAbs Therapeutics, Inc. (a)	5	71
Zeno Pharmaceuticals, Inc. (a)	1	21
		55,963
Consumer Discretionary 12.5%
1-800-Flowers.Com, Inc. - Class A (a)	5	32
2U, Inc. (a)	11	66
Abercrombie & Fitch Co. - Class A (a)	12	179
Academy Sports & Outdoors, Inc.	18	773
Acushnet Holdings Corp.	15	668
Adient Public Limited Company (a)	16	440
ADT, Inc.	17	126
Adtalem Global Education Inc. (a)	12	438
American Axle & Manufacturing Holdings, Inc. (a)	25	174
American Eagle Outfitters, Inc.	27	266
American Outdoor Brands, Inc. (a)	3	29
American Public Education, Inc. (a)	4	33
America's Car Mart, Inc. (a)	2	96
Ark Restaurants Corp.	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
ARKO Corp. - Class A	19	178
Asbury Automotive Group, Inc. (a)	4	540
Autoliv, Inc.	2	157
AutoNation, Inc. (a)	3	319
Barnes & Noble Education, Inc. (a)	11	26
Bassett Furniture Industries, Incorporated	2	36
Beazer Homes USA, Inc. (a)	7	65
Big 5 Sporting Goods Corporation (c)	3	29
Big Lots, Inc.	7	110
BJ's Restaurants, Inc. (a)	6	150
Bloomin' Brands, Inc.	13	240
Bluegreen Vacations Holding Corporation - Class A	5	75
Boot Barn Holdings, Inc. (a)	5	286
Boyd Gaming Corporation (a)	—	18
Bright Horizons Family Solutions, Inc. (a)	7	383
Brinker International, Inc. (a)	8	201
Brunswick Corporation	12	790
Build-A-Bear Workshop, Inc. (a)	4	51
Caleres, Inc.	8	197
Camping World Holdings, Inc. - Class A	6	156
Capri Holdings Limited (a)	1	54
CarParts.com, Inc. (a)	13	66
Carriage Services, Inc.	4	126
Carrols Restaurant Group, Inc. (a)	13	21
Carter's, Inc.	7	445
Cavco Industries, Inc. (a)	1	295
Century Casinos, Inc. (a)	7	47
Century Communities, Inc.	5	218
Charles & Colvard, Ltd. (a)	4	3
Chegg, Inc. (a)	12	247
Chico's FAS, Inc. (a)	32	154
Choice Hotels International, Inc.	3	277
Chuy's Holdings, Inc. (a)	5	111
Citi Trends, Inc. (a)	2	24
Columbia Sportswear Company	10	702
Conn's, Inc. (a)	6	44
Cooper-Standard Holdings Inc. (a)	4	21
Coursera, Inc. (a)	1	12
Cracker Barrel Old Country Store, Inc.	4	330
Culp, Inc.	2	9
Dana Incorporated	23	259
Dave & Buster's Entertainment, Inc. (a)	7	214
Delta Apparel, Inc. (a)	2	27
Denny's Corporation (a)	16	148
Designer Brands Inc. - Class A	10	151
Destination XL Group, Inc. (a)	14	76
Dillard's, Inc. - Class A	3	814
Dine Brands Global, Inc.	3	176
Dorman Products, Inc. (a)	5	436
Duluth Holdings Inc. - Class B (a)	6	45
Educational Development Corporation	1	2
El Pollo Loco Holdings, Inc. (a)	10	86
Escalade, Incorporated	3	30
Ethan Allen Interiors Inc.	7	151
European Wax Center, Inc. - Class A (a)	2	30
Everi Holdings Inc. (a)	12	193
Express, Inc. (a) (c)	14	16
Fiesta Restaurant Group, Inc. (a)	7	42
Fisker Group Inc. - Class A (a) (c)	9	66
Flexsteel Industries, Inc.	1	18
Foot Locker, Inc.	16	487
Fossil Group, Inc. (a)	11	37
Fox Factory Holding Corp. (a)	6	511
Franchise Group, Inc.	4	94
Frontdoor, Inc. (a)	12	239
Full House Resorts, Inc. (a)	10	55
Garrett Motion Inc. (a)	12	66
Genesco Inc. (a)	4	150
Gentex Corporation	4	87
Gentherm Incorporated (a)	6	278
G-III Apparel Group, Ltd. (a)	9	137
Gopro Inc. - Class A (a)	21	103
Graham Holdings Co., Ltd. - Class B	1	357
Grand Canyon Education, Inc. (a)	5	448
Green Brick Partners, Inc. (a)	7	158
Group 1 Automotive, Inc.	3	383
Groupon, Inc. (a) (c)	5	40
Guess ?, Inc.	9	135
H & R Block, Inc.	25	1,079
Hamilton Beach Brands Holding Company - Class A	1	9
Hanesbrands Inc.	51	354
Harley-Davidson, Inc.	24	848
Haverty Furniture Companies, Inc.	4	96
Helen of Troy Limited (a)	4	391
Hibbett Inc.	3	172
Hilton Grand Vacations Inc. (a)	2	54
Hooker Furnishings Corporation	3	39
Horizon Global Corporation (a)	1	2
Hovnanian Enterprises, Inc. - Class A (a)	1	36
Inspired Entertainment, Inc. (a)	6	49
Installed Building Products, Inc.	5	390
International Game Technology PLC	28	438
iRobot Corporation (a)	5	287
J.Jill, Inc. (a)	2	32
Jack in the Box Inc.	4	279
Johnson Outdoors Inc. - Class A	2	104
KB Home	13	348
Kirkland's, Inc. (a) (c)	2	7
Kohl's Corporation	11	287
Kontoor Brands, Inc.	8	283
Koss Corporation (a)	1	4
Kura Sushi USA, Inc. (a)	1	107
Lakeland Industries, Inc. (a)	2	18
Lands' End, Inc. (a)	7	51
Laureate Education, Inc. - Class A (a)	29	305
La-Z-Boy Incorporated	7	166
Lazydays Holdings, Inc. (a)	3	38
LCI Industries	4	444
Legacy Housing Corporation (a)	5	93
Leggett & Platt, Incorporated	21	703
Leslie's, Inc. (a)	22	317
LGI Homes, Inc. (a)	4	293
Lifetime Brands, Inc.	5	35
Light & Wonder, Inc. (a)	10	439
Lincoln Educational Services Corporation (a)	6	34
Liquidity Services, Inc. (a)	9	150
Lumber Liquidators, Inc. (a)	7	47
M.D.C. Holdings, Inc.	12	328
M/I Homes, Inc. (a)	2	75
Macy's, Inc.	42	657
Malibu Boats, Inc. - Class A (a)	3	159
Marine Products Corporation	4	32
MarineMax, Inc. (a)	6	170
Marriott Vacations Worldwide Corporation	7	865
MasterCraft Boat Holdings, Inc. (a)	5	97
Meritage Homes Corporation (a)	2	164
Modine Manufacturing Company (a)	14	178
Monarch Casino & Resort, Inc. (a)	2	116
Monro, Inc.	5	230
Motorcar Parts of America, Inc. (a)	5	78
Movado Group, Inc.	5	130
Murphy USA Inc.	5	1,247
Nathan's Famous, Inc.	1	74
National Vision Holdings, Inc. (a)	15	494
Nautilus, Inc. (a)	6	11
Nishka, Inc. - Class A (a)	8	152
Noodles & Company - Class A (a)	11	52
Nordstrom, Inc. (c)	24	406
Obh Inc. - Class A (a)	—	5
Obh Inc. - Class B (a)	1	63
Ollie's Bargain Outlet Holdings, Inc. (a)	10	504
OneSpaWorld Holdings Limited (a)	15	122
Onewater Marine Inc. - Class A (a)	1	23
Oxford Industries, Inc.	3	259
Papa John's International, Inc.	7	463
Party City Holdco Inc. (a) (c)	20	32
Patrick Industries, Inc.	4	173
PENN Entertainment, Inc. (a)	15	406
Penske Automotive Group, Inc.	8	742

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Perdoceo Education Corporation (a)	17	174
PetMed Express, Inc.	4	86
Planet Fitness, Inc. - Class A (a)	6	338
Playa Hotels & Resorts N.V. (a)	22	130
PlayAGS, Inc. (a)	10	55
Polaris Inc.	2	229
Poshmark, Inc. - Class A (a)	6	91
Powerschool Holdings, Inc. - Class A (a)	1	12
Purple Innovation, Inc. (a) (c)	7	28
PVH Corp.	10	439
Quantumscape Battery, Inc. - Class A (a) (c)	19	159
Quotient Technology Inc. (a)	22	51
Qurate Retail, Inc. - Series A (a)	56	113
RCI Hospitality Holdings, Inc.	2	141
Red Robin Gourmet Burgers, Inc. (a)	3	17
Red Rock Resorts, Inc. - Class A	10	339
Rent-A-Center, Inc.	9	159
Revolve Group Inc. - Class A (a) (c)	6	122
Rocky Brands, Inc.	2	31
Ruth's Hospitality Group, Inc.	9	153
Sally Beauty Holdings, Inc. (a)	16	207
Seaworld Entertainment, Inc. (a)	13	573
Shake Shack, Inc. - Class A (a)	5	224
Shoe Carnival, Inc.	7	159
Signet Jewelers Limited	8	447
Six Flags Operations Inc.	13	232
Skechers U.S.A., Inc. - Class A (a)	21	664
Skyline Champion Corporation (a)	9	487
Sleep Number Corporation (a)	5	168
Smith & Wesson Brands, Inc.	12	127
Sonic Automotive, Inc. - Class A	4	178
Sonos, Inc. (a)	20	282
Sportsman's Warehouse Holdings, Inc. (a)	11	90
Standard Motor Products, Inc.	6	181
Steven Madden, Ltd.	13	358
Stitch Fix, Inc. - Class A (a)	11	44
Stoneridge, Inc. (a)	8	131
Strategic Education, Inc.	3	178
Strattec Security Corporation (a)	1	18
Stride, Inc. (a)	7	296
Superior Group of Companies, Inc.	3	31
Superior Industries International, Inc. (a)	5	14
Sypris Solutions, Inc. (a)	3	5
Taylor Morrison Home II Corporation - Class A (a)	20	469
Tempur Sealy International, Inc.	26	630
Tenneco Inc. - Class A (a)	14	236
Terminix Global Holdings, Inc. (a)	16	621
Texas Roadhouse, Inc. - Class A	11	1,001
The Aaron's Company, Inc.	8	80
The Buckle, Inc.	9	272
The Cato Corporation - Class A	5	44
The Cheesecake Factory Incorporated	8	227
The Children's Place, Inc. (a)	3	92
The Container Store Group, Inc. (a)	13	62
The Gap, Inc.	37	300
The Goodyear Tire & Rubber Company (a)	49	498
The Lovesac Company (a)	2	50
The ODP Corporation (a)	8	286
The One Group Hospitality, Inc. (a)	8	51
The Wendy's Company	32	594
Thor Industries, Inc.	9	641
Tile Shop Holdings, Inc. (a)	8	28
Tilly's, Inc. - Class A (a)	5	35
Toll Brothers, Inc.	8	331
TopBuild Corp. (a)	4	708
Topgolf Callaway Brands Corp. (a)	27	517
Travel + Leisure Co.	13	448
TravelCenters of America, Inc. (a)	3	174
TRI Pointe Homes Holdings, Inc. (a)	17	260
Tupperware Brands Corporation (a)	9	60
Under Armour, Inc. - Class A (a)	14	90
Under Armour, Inc. - Class C (a)	2	14
Unifi, Inc. (a)	4	42
Universal Electronics Inc. (a)	3	67
Universal Technical Institute, Inc. (a)	8	44
Urban Outfitters, Inc. (a)	16	316
Vera Bradley, Inc. (a)	8	23
Victoria's Secret & Co. (a)	7	205
Vince Holding Corp. (a)	1	6
Vista Outdoor Inc. (a)	11	263
Visteon Corporation (a)	5	502
VOXX International Corporation - Class A (a)	4	32
Weyco Group, Inc.	2	33
Wingstop Inc.	3	338
Winmark Corporation	1	194
Winnebago Industries, Inc.	6	293
Wolverine World Wide, Inc.	15	225
WW International, Inc. (a)	12	45
Wyndham Hotels & Resorts, Inc.	8	481
XPEL, Inc. (a)	1	77
YETI Holdings, Inc. (a)	11	303
Zumiez Inc. (a)	4	86
		54,979
Information Technology 11.1%
3D Systems Corporation (a)	11	89
A10 Networks, Inc.	23	299
ACI Worldwide, Inc. (a)	27	557
Adtran Holdings, Inc.	20	387
Advanced Energy Industries, Inc.	8	649
Agilysys, Inc. (a)	5	273
Airgain, Inc. (a)	2	16
Akoustis Technologies, Inc. (a) (c)	8	24
Alarm.Com Holdings, Inc. (a)	11	716
ALJ Regional Holdings, Inc. (a)	3	7
Alpha and Omega Semiconductor Limited (a)	6	194
Altair Engineering Inc. - Class A (a)	10	456
Ambarella Inc. (a)	6	328
American Software, Inc. - Class A	10	149
Amkor Technology, Inc.	43	728
Amtech Systems, Inc. (a)	3	26
AppFolio, Inc. - Class A (a)	3	286
Applied Optoelectronics, Inc. (a) (c)	5	14
Arlo Technologies, Inc. (a)	16	72
Arrow Electronics, Inc. (a)	—	29
AstroNova, Inc. (a)	1	6
Asure Software, Inc. (a)	4	23
Aviat Networks, Inc. (a)	2	53
Avid Technology, Inc. (a)	8	176
Avnet, Inc.	17	599
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	6	343
AXT, Inc. (a)	11	77
Badger Meter, Inc.	5	467
Bel Fuse Inc. - Class B	2	60
Belden Inc.	7	430
Benchmark Electronics, Inc.	9	233
Blackbaud, Inc. (a)	9	393
BM Technologies, Inc. - Class A (a)	—	2
Box, Inc. - Class A (a)	24	581
Brightcove Inc. (a)	11	67
CalAmp Corp. (a)	8	31
Calix, Inc. (a)	11	687
Cambium Networks Corp. (a)	7	114
Cantaloupe, Inc. (a)	14	50
Casa Systems, Inc. (a)	4	13
Cass Information Systems, Inc.	3	119
Cerence Inc. (a)	6	90
CEVA Inc. (a)	6	165
ChannelAdvisor Corporation (a)	8	191
Cirrus Logic, Inc. (a)	10	681
Clearfield, Inc. (a)	3	332
Coda Octopus Group, Inc. (a)	1	6
Cognyte Software Ltd (a)	7	27
Coherent, Inc. (a)	9	325
Cohu, Inc. (a)	8	202
CommScope Holding Company, Inc. (a)	30	278
CommVault Systems, Inc. (a)	7	353
Computer Task Group, Incorporated (a)	3	20
Comtech Telecommunications Corp.	6	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Concentrix Corporation	1	154
Conduent Incorporated (a)	47	158
Consensus Cloud Solutions, Inc. (a)	4	188
CoreCard Corporation (a)	1	32
CSG Systems International, Inc.	7	348
CTS Corporation	5	209
CyberOptics Corporation (a)	2	110
Daktronics, Inc. (a)	10	28
Digi International Inc. (a)	8	281
Diodes Incorporated (a)	8	505
DoubleVerify Holdings, Inc. (a)	16	444
Duck Creek Technologies, Inc. (a)	18	217
DXC Technology Company (a)	8	190
DZS, Inc. (a)	8	91
Ebix, Inc. (c)	6	106
Edgio, Inc. (a)	47	130
Egain Corporation (a)	8	58
EMCORE Corporation (a)	9	14
Envestnet, Inc. (a)	8	373
ePlus inc. (a)	4	180
Euronet Worldwide, Inc. (a)	8	569
Everbridge, Inc. (a)	1	33
EverCommerce Inc. (a)	1	11
Everspin Technologies, Inc. (a)	4	23
EVERTEC, Inc.	10	318
EVO Payments, Inc. - Class A (a)	6	210
ExlService Holdings, Inc. (a)	6	866
Extreme Networks, Inc. (a)	24	312
Fabrinet (a)	6	603
FARO Technologies, Inc. (a)	3	93
Formfactor, Inc. (a)	13	322
Genasys Inc. (a)	7	20
Grid Dynamics Holdings, Inc. - Class A (a)	10	179
GSI Technology, Inc. (a)	3	10
Guidewire Software, Inc. (a)	4	252
Harmonic, Inc. (a)	19	245
I3 Verticals, Inc. - Class A (a)	6	128
Ichor Holdings, Ltd. (a)	7	161
Identiv, Inc. (a)	6	71
Immersion Corporation (a)	5	29
Infinera Corporation (a) (c)	12	60
Information Services Group, Inc.	12	58
Innodata Inc. (a)	6	18
Insight Enterprises, Inc. (a)	6	509
InterDigital, Inc.	5	188
International Money Express Inc. (a)	9	208
inTEST Corporation (a)	3	20
Intevac, Inc. (a)	5	21
IPG Photonics Corporation (a)	9	728
Issuer Direct Corporation (a)	1	18
Iteris, Inc. (a)	8	24
Itron, Inc. (a)	8	328
JAMF Holding Corp. (a)	4	83
Kimball Electronics Group, LLC (a)	7	121
Knowles Corporation (a)	20	239
Kulicke and Soffa Industries, Inc.	10	380
KVH Industries, Inc. (a)	5	42
Kyndryl Holdings, Inc. (a)	23	193
Lantronix, Inc. (a)	7	33
Lattice Semiconductor Corporation (a)	15	744
Littelfuse, Inc.	1	288
LiveRamp Holdings, Inc. (a)	10	176
Lumentum Holdings Inc. (a)	8	524
Luna Innovations Incorporated (a)	8	34
MACOM Technology Solutions Holdings, Inc. (a)	11	547
Magnachip Semiconductor Corporation (a)	10	102
Marqeta, Inc. - Class A (a)	11	80
MAXIMUS, Inc.	9	526
MaxLinear, Inc. (a)	11	362
MeridianLink, Inc. (a)	1	11
Methode Electronics, Inc.	6	207
Mitek Systems, Inc. (a)	10	92
MKS Instruments, Inc.	5	430
Model N, Inc. (a)	8	262
Momentive Global Inc. (a)	7	41
MoneyGram International, Inc. (a)	16	165
N-Able, Inc. (a)	13	125
Napco Security Technologies, Inc. (a)	9	265
National Instruments Corporation	20	749
NCR Corporation (a)	21	399
NETGEAR, Inc. (a)	8	159
NetScout Systems, Inc. (a)	12	371
Network-1 Technologies, Inc.	3	6
Nlight, Inc. (a)	10	99
Novanta Inc. (a)	6	739
NVE Corporation	1	57
ON24, Inc. (a)	6	55
One Stop Systems, Inc. (a)	1	4
Onespan, Inc. (a)	11	93
Onto Innovation Inc. (a)	9	561
Osi Systems, Inc. (a)	3	189
PAR Technology Corporation (a) (c)	2	64
Paya Holdings Inc. - Class A (a)	16	97
Paysafe Limited (a)	4	6
Paysign, Inc. (a)	3	8
PC Connection, Inc. (a)	4	201
PC-Tel, Inc.	3	13
PDF Solutions, Inc. (a)	10	246
Perficient, Inc. (a)	6	382
PFSweb, Inc. (a)	5	46
Photronics, Inc. (a)	3	47
Ping Identity Holding Corp. (a)	11	301
Pixelworks, Inc. (a) (c)	12	19
Plexus Corp. (a)	5	415
Power Integrations, Inc.	10	648
Powerfleet Inc. (a)	8	25
Progress Software Corporation	7	296
Q2 Holdings, Inc. (a)	3	85
Qualys, Inc. (a)	7	950
Rackspace Technology, Inc. (a) (c)	17	69
Rambus Inc. (a)	20	501
Ribbon Communications Inc. (a)	40	88
Richardson Electronics, Ltd.	3	44
Rimini Street, Inc. (a)	20	95
Rogers Corporation (a)	3	642
Sanmina Corporation (a)	10	470
Sapiens International Corporation N.V.	10	187
ScanSource, Inc. (a)	7	180
Secureworks Corp. - Class A (a)	3	26
Semtech Corporation (a)	11	314
Shift4 Payments, LLC - Class A (a)	5	209
ShotSpotter, Inc. (a)	2	62
Silicon Laboratories Inc. (a)	6	682
SMART Global Holdings, Inc. (a)	11	178
Smith Micro Software, Inc. (a) (c)	10	23
SolarWinds Corporation (a)	15	114
SPS Commerce, Inc. (a)	5	676
Squarespace, Inc. - Class A (a)	1	13
SRAX, Inc. - Class A (a)	3	5
StarTek, Inc. (a)	6	18
Stratasys, Inc. (a)	11	152
Sumo Logic, Inc. (a)	12	92
Super Micro Computer, Inc. (a)	8	438
Switch, Inc. - Class A	13	436
Synaptics Incorporated (a)	7	691
Synchronoss Technologies, Inc. (a)	5	6
Telos Corporation (a)	7	58
Teradata Corporation (a)	17	533
Terawulf Inc. (a) (c)	—	—
TESSCO Technologies Incorporated (a)	1	2
The Hackett Group, Inc.	9	158
The Western Union Company	48	642
TransAct Technologies Incorporated (a)	—	1
TTEC Holdings, Inc.	8	359
TTM Technologies, Inc. (a)	15	193
Tucows Inc. - Class A (a) (c)	1	30
Turtle Beach Corporation (a)	4	28
Ultra Clean Holdings, Inc. (a)	7	186
Unisys Corporation (a)	12	92
Universal Display Corporation	6	605

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Upland Software, Inc. (a)	4	32
Usio, Inc. (a)	5	6
Varonis Systems, Inc. (a)	2	45
Veeco Instruments Inc. (a)	8	152
Verint Systems Inc. (a)	11	369
Vertex, Inc. - Class A (a)	3	41
ViaSat, Inc. (a)	11	333
Viavi Solutions Inc. (a)	37	479
VirnetX Holding Corporation (a)	2	3
Vishay Intertechnology, Inc.	22	388
Vishay Precision Group, Inc. (a)	3	102
Vm Consolidated, Inc. - Class A (a)	25	382
Vontier Corporation	25	418
Wayside Technology Group, Inc.	1	31
Wex, Inc. (a)	1	129
Xerox Holdings Corporation	26	340
Xperi Holding Corporation	4	53
Yext, Inc. (a)	22	100
		49,120
Energy 7.2%
Adams Resources & Energy, Inc.	1	24
Alto Ingredients, Inc. (a)	20	71
Amplify Energy Corp. (a)	3	19
Antero Midstream Corporation	81	744
Antero Resources Corporation (a)	34	1,027
Arch Resources, Inc. - Class A	4	436
Archrock, Inc.	24	153
Ardmore Shipping Services (Ireland) Limited (a)	9	85
Berry Corporation (Bry)	18	137
Brigham Minerals, Inc. - Class A	6	145
Bristow Holdings U.S. Inc. (a)	7	154
Cactus, Inc. - Class A	10	370
California Resources Corporation	11	407
Callon Petroleum Company (a)	9	310
Centrus Energy Corp. - Class A (a)	3	124
ChampionX Corporation	30	595
Chord Energy Corporation	7	921
Civitas Resources, Inc.	11	636
Clean Energy Fuels Corp. (a)	32	169
CNX Resources Corporation (a)	34	527
Comstock Resources, Inc. (a)	39	674
CONSOL Energy Inc. (a)	8	542
Core Laboratories N.V.	8	105
CVR Energy, Inc.	13	367
Delek US Holdings, Inc. (a)	12	314
Denbury Inc. (a)	8	683
DHT Holdings, Inc.	33	249
DMC Global Inc. (a)	4	58
Dorian LPG Ltd.	12	158
Dril-Quip, Inc. (a)	9	173
DT Midstream, Inc.	13	699
Earthstone Energy, Inc. - Class A (a)	15	183
Enlink Midstream, LLC	76	673
Epsilon Energy Ltd.	5	31
Equitrans Midstream Corporation	69	515
Evolution Petroleum Corporation	8	59
Expro Group Holdings N.V. (a)	8	106
Exterran Trinidad LLC (a)	6	27
Forum Energy Technologies, Inc. (a)	1	32
Geospace Technologies Corporation (a)	2	9
Gevo, Inc. (a) (c)	5	12
Green Plains Inc. (a)	8	229
Gulf Island Fabrication, Inc. (a)	2	7
Gulfport Energy Operating Corporation (a)	1	90
Hallador Energy Company (a)	7	39
Helix Energy Solutions Group, Inc. (a)	37	142
Helmerich & Payne, Inc.	16	601
HF Sinclair Corporation	23	1,243
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	9	318
Kinetik Holdings LP - Class A (c)	1	49
Kosmos Energy Ltd. (a)	80	412
Laredo Petroleum, Inc. (a)	3	186
Liberty Energy Inc. - Class A (a)	26	334
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	33	651
Mammoth Energy Services, Inc. (a)	6	21
Matador Resources Company	21	1,007
Murphy Oil Corporation	28	971
Nabors Industries Ltd (a)	1	144
NACCO Industries, Inc. - Class A	1	63
National Energy Services Reunited Corporation (a)	19	113
Natural Gas Services Group, Inc. (a)	2	23
Newpark Resources, Inc. (a)	23	59
NextDecade Corporation (a) (c)	10	62
NexTier Oilfield Solutions Inc. (a)	46	344
Noble Corporation PLC (a)	3	97
Nordic American Tankers Limited	19	50
Northern Oil and Gas Incorporated	11	305
Nov Inc.	35	567
Oceaneering International, Inc. (a)	21	163
Oil States International, Inc. (a)	16	61
Overseas Shipholding Group, Inc. - Class A (a)	22	66
Par Pacific Holdings, Inc. (a)	11	185
Patterson-UTI Energy, Inc.	35	411
PBF Energy Inc. - Class A (a)	20	694
PDC Energy, Inc.	17	1,005
Peabody Energy Corporation (a)	21	514
PEDEVCO Corp. (a)	7	7
Permian Resources Corporation - Class A (a)	49	335
Phx Minerals Inc. - Class A	10	31
Primeenergy Resources Corporation (a)	—	8
Propetro Holding Corp. (a)	24	194
Range Resources Corporation	41	1,036
Ranger Oil Corporation - Class A	1	43
REX American Resources Corporation (a)	5	132
Riley Exploration - Permian, LLC	1	25
Ring Energy Inc. (a) (c)	18	43
RPC, Inc.	34	237
SandRidge Energy, Inc. (a)	10	166
Scorpio Tankers Inc.	12	507
SEACOR Marine Holdings Inc. (a)	5	28
Select Energy Services, Inc. - Class A (a)	24	166
SFL Corporation Ltd.	25	226
SilverBow Resources, Inc. (a) (c)	3	91
Sitio Royalties Corp. - Class A (c)	2	55
SM Energy Company	21	789
Smart Sand, Inc. (a)	10	15
Solaris Oilfield Infrastructure, Inc. - Class A	8	76
Southwestern Energy Company (a)	156	953
Talos Energy Inc. (a)	15	245
TechnipFMC PLC	69	586
Teekay Shipping (Canada) Ltd. (a)	6	22
Teekay Tankers Ltd. - Class A (a)	8	228
Tellurian Inc. (a)	11	26
TETRA Technologies, Inc. (a)	36	130
Tidewater Inc. (a)	10	208
Transocean Ltd. (a) (b)	92	228
U.S. Silica Holdings, Inc. (a)	19	213
Uranium Energy Corp. (a)	7	25
VAALCO Energy, Inc. (c)	13	56
Valaris Limited (a)	2	104
Vertex Energy, Inc. (a) (c)	6	38
W&T Offshore, Inc. (a)	36	213
Weatherford International Public Limited Company (a)	6	194
World Fuel Services Corporation	11	268
		31,897
Materials 6.2%
Advanced Emissions Solutions, Inc. (a)	4	10
AdvanSix Inc.	8	262
AgroFresh Solutions, Inc. (a)	4	7
Alpha Metallurgical Resources, Inc.	4	605
American Vanguard Corporation	9	163
Ampco-Pittsburgh Corporation (a)	3	10
Arconic Corporation (a)	16	276
Ardagh Metal Packaging S.A. (c)	2	9
Ascent Industries Co. (a)	2	25
Ashland Global Holdings Inc.	9	874

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Aspen Aerogels, Inc. (a)	2	16
ATI Inc. (a)	28	739
Avient Corporation	16	474
Axalta Coating Systems Ltd. (a)	34	711
Balchem Corporation	6	690
Bioceres Crop Solutions Corp. (a)	2	22
Cabot Corporation	10	626
Caledonia Mining Corporation PLC	2	17
Carpenter Technology Corporation	7	227
Century Aluminum Company (a)	15	79
Chase Corporation	2	192
Clearwater Paper Corporation (a)	4	151
Coeur Mining, Inc. (a)	41	141
Commercial Metals Company	21	758
Compass Minerals International, Inc.	5	203
Core Molding Technologies, Inc. (a)	—	2
Eagle Materials Inc.	6	657
Ecovyst Inc. (a)	17	147
Element Solutions Inc.	43	697
Ferroglobe PLC (a)	37	197
Flotek Industries, Inc. (a)	5	5
Fortitude Gold Corporation	2	13
Friedman Industries, Incorporated	2	11
FutureFuel Corp.	10	62
Glatfelter Corporation (a)	11	33
Gold Resource Corporation	18	30
Graphic Packaging Holding Company	40	790
Greif, Inc. - Class A	4	254
Greif, Inc. - Class B	3	157
H.B. Fuller Company	9	566
Hawkins, Inc.	5	189
Haynes International, Inc.	3	120
Hecla Mining Company	85	336
Huntsman Corporation	27	660
Ingevity Corporation (a)	6	389
Innospec Inc.	4	345
Intrepid Potash, Inc. (a)	4	161
Kaiser Aluminum Corporation	2	119
Koppers Holdings Inc.	5	100
Kronos Worldwide, Inc.	11	104
Livent Corporation (a)	28	852
Louisiana-Pacific Corporation	15	793
LSB Industries, Inc. (a)	16	225
Materion Corporation	4	280
MATIV Holdings, Inc.	13	294
Mercer International Inc.	14	177
Minera Andes Inc. (a)	—	1
Minerals Technologies Inc.	5	250
MP Materials Corp. - Class A (a)	28	768
Myers Industries, Inc.	9	154
NewMarket Corporation	2	516
Nexa Resources S.A.	7	37
O-I Glass, Inc. (a)	23	299
Olin Corporation	5	195
Olympic Steel, Inc.	3	67
Orion Engineered Carbons Finance & Co. S.C.A.	8	107
Piedmont Lithium Carolinas, Inc. (a)	1	76
Quaker Chemical Corporation	3	394
Ramaco Resources, Inc.	9	79
Ranpak Holdings Corp - Class A (a)	12	42
Rayonier Advanced Materials Inc. (a)	14	43
Resolute Forest Products Inc. (a)	16	315
Reynolds Group Holdings Limited	12	101
Royal Gold, Inc.	1	113
Ryerson Holding Corporation	8	214
Schnitzer Steel Industries, Inc. - Class A	7	213
Sensient Technologies Corporation	7	502
Silgan Holdings Inc.	17	735
Smith-Midland Corporation (a)	1	24
Sonoco Products Company	15	847
Stepan Company	4	361
Summit Materials, Inc. - Class A (a)	19	444
SunCoke Energy, Inc.	22	127
Sylvamo Corporation	5	184
The Chemours Company	25	617
The Scotts Miracle-Gro Company	6	264
TimkenSteel Corporation (a)	12	178
Tredegar Corporation	9	85
TriMas Corporation	6	160
Trinseo Public Limited Company	5	100
Tronox Holdings PLC	25	308
United States Lime & Minerals, Inc.	1	148
United States Steel Corporation	37	672
Universal Stainless & Alloy Products, Inc. (a)	1	8
Valvoline, Inc.	29	736
Venator Materials PLC (a)	23	21
Warrior Met Coal, Inc.	10	280
Worthington Industries, Inc.	8	298
		27,135
Consumer Staples 4.3%
Alico, Inc.	2	55
B&G Foods, Inc.	3	51
Bellring Intermediate Holdings, Inc. (a)	20	417
BJ's Wholesale Club Holdings, Inc. (a)	1	70
Calavo Growers, Inc.	5	153
Cal-Maine Foods, Inc.	7	406
Casey's General Stores, Inc.	3	613
Celsius Holdings, Inc. (a)	3	258
Central Garden & Pet Company (a)	2	69
Central Garden & Pet Company - Class A (a)	7	231
Coca-Cola Consolidated, Inc.	1	595
Coty Inc. - Class A (a)	42	267
Del Monte Fresh Produce Company	8	192
e.l.f. Beauty, Inc. (a)	7	277
Edgewell Personal Care Colombia S A S	9	323
Energizer Holdings, Inc.	11	270
Farmer Bros. Co. (a)	4	20
Flowers Foods, Inc.	35	859
Freshpet, Inc. (a)	6	305
Grocery Outlet Holding Corp. (a)	15	487
Herbalife Nutrition Ltd. (a)	16	317
Hostess Brands, Inc. - Class A (a)	24	551
Ingles Markets, Incorporated - Class A	2	197
Ingredion Incorporated	11	849
Inter Parfums, Inc.	5	394
J & J Snack Foods Corp.	3	346
John B. Sanfilippo & Son, Inc.	2	180
Lancaster Colony Corporation	4	672
Landec Corporation (a)	8	75
LifeVantage Corporation	2	7
Limoneira Company	4	47
Medifast, Inc.	2	215
MGPI Processing, Inc.	3	365
National Beverage Corp. (a)	10	390
Natural Alternatives International, Inc. (a)	1	8
Natural Grocers By Vitamin Cottage, Inc.	5	59
Natural Health Trends Corp.	1	3
Nature's Sunshine Products, Inc. (a)	4	34
Nu Skin Enterprises, Inc. - Class A	7	249
Oil-Dri Corporation of America	1	19
Performance Food Group Company (a)	6	269
Pilgrim's Pride Corporation (a)	8	173
Post Holdings, Inc. (a)	9	758
PriceSmart, Inc.	5	298
Reynolds Consumer Products Inc.	20	525
Rocky Mountain Chocolate Factory, Inc. (a)	2	9
Seaboard Corporation	—	459
Seneca Foods Corporation - Class A (a)	2	83
Spartannash Company	8	223
Spectrum Brands Holdings, Inc.	6	251
Sprouts Farmers Market, Inc. (a)	19	518
The Andersons, Inc.	7	231
The Boston Beer Company, Inc. - Class A (a)	2	485
The Chefs' Warehouse, Inc. (a)	5	157
The Duckhorn Portfolio Inc. (a)	7	99
The Hain Celestial Group, Inc. (a)	14	243
The Simply Good Foods Company (a)	17	546
Tootsie Roll Industries, Inc.	6	187
Treehouse Foods, Inc. (a)	8	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Turning Point Brands, Inc.	4	89
United Natural Foods, Inc. (a)	11	364
United-Guardian, Inc.	—	2
Universal Corporation	4	201
US Foods Holding Corp. (a)	2	40
USANA Health Sciences, Inc. (a)	3	171
Vector Group Ltd.	25	218
Village Super Market, Inc. - Class A	2	42
Vital Farms, Inc. (a)	10	125
WD-40 Company	2	383
Weis Markets, Inc.	5	357
Whole Earth Brands, Inc. - Class A (a)	11	42
		18,793
Utilities 3.3%
ALLETE, Inc.	12	592
American States Water Company	6	505
Artesian Resources Corporation - Class A	2	118
Atlantica Sustainable Infrastructure PLC	17	436
Avista Corporation	12	458
Black Hills Corporation	10	690
California Water Service Group	9	473
Chesapeake Utilities Corporation	3	351
Clearway Energy, Inc. - Class A	3	79
Clearway Energy, Inc. - Class C	4	119
Consolidated Water Co. Ltd.	4	66
Genie Energy Ltd. - Class B	7	68
Hawaiian Electric Industries, Inc.	17	590
IDACORP, Inc.	8	791
MGE Energy, Inc.	6	384
Middlesex Water Company	2	185
National Fuel Gas Company	14	850
New Jersey Resources Corporation	16	629
Northwest Natural Holding Company	5	197
NorthWestern Corporation	9	454
OGE Energy Corp.	12	442
One Gas, Inc.	8	579
Ormat Technologies, Inc. (c)	10	837
Otter Tail Corporation	7	426
PNM Resources, Inc.	15	690
Portland General Electric Company	14	608
Pure Cycle Corporation (a)	6	52
RGC Resources, Inc.	1	28
SJW Group	4	241
South Jersey Industries, Inc.	18	615
Southwest Gas Holdings, Inc.	10	721
Spire Inc.	9	554
Sunnova Energy International Inc. (a)	19	410
The York Water Company	4	149
Unitil Corporation	4	204
Via Renewables, Inc. - Class A	3	20
		14,611
Communication Services 3.0%
Altice USA, Inc. - Class A (a)	42	245
AMC Networks, Inc. - Class A (a)	9	178
Angi Inc. - Class A (a)	21	62
Anterix Inc. (a)	3	108
ATN International, Inc.	4	170
Audacy, Inc. - Class A (a)	30	12
Ballantyne Strong, Inc. (a)	2	5
Bandwidth Inc. - Class A (a)	—	6
Boston Omaha Corporation - Class A (a)	6	145
Bumble Inc. - Class A (a)	19	418
Cable One, Inc.	—	48
CarGurus, Inc. - Class A (a)	17	241
Cars.com Inc. (a)	18	205
Cinedigm Corp. - Class A (a) (c)	35	14
Cinemark Holdings, Inc. (a)	14	174
Clear Channel Outdoor Holdings, Inc. (a)	17	23
CM WIND DOWN TOPCO LLC - Class A (a)	4	25
Cogent Communications Holdings, Inc.	8	424
Comscore, Inc. (a)	23	39
Consolidated Communications Holdings, Inc. (a)	28	117
Daily Journal Corporation (a)	—	76
DHI Group, Inc. (a)	12	65
Dolphin Entertainment, LLC (a)	2	6
EchoStar Corporation - Class A (a)	6	96
Emerald Holding, Inc. (a)	3	10
Entravision Communications Corporation - Class A	16	64
EverQuote, Inc. - Class A (a)	6	44
Fluent Inc. (a)	18	25
fuboTV Inc. (a) (c)	18	66
Gaia, Inc. - Class A (a)	3	8
Gannett Co., Inc. (a)	29	44
Globalstar, Inc. (a)	61	97
Gray Television, Inc.	14	196
Harte Hanks, Inc. (a)	1	13
IDT Corporation - Class B (a)	7	170
iHeartMedia, Inc. - Class A (a)	18	134
IMAX Corporation (a)	13	186
Intelsat Inflight LLC (a)	8	102
Iridium Communications Inc. (a)	21	933
John Wiley & Sons, Inc. - Class A	7	271
Lee Enterprises, Incorporated (a)	1	21
Liberty Latin America Ltd. - Class A (a)	7	46
Liberty Latin America Ltd. - Class C (a)	29	179
Liberty Media Corporation - Series A (a) (c)	2	51
Liberty Media Corporation - Series C (a)	6	177
Lions Gate Entertainment Corp. - Class A (a)	14	103
Lions Gate Entertainment Corp. - Class B (a)	24	167
Loyalty Ventures Inc. (a) (c)	3	4
Madison Square Garden Entertainment Corp. - Class A (a)	4	184
Madison Square Garden Entertainment Corp. - Class A (a)	2	295
Magnite, Inc. (a)	11	70
Marchex, Inc. - Class B (a)	—	—
Nexstar Media Group, Inc. - Class A	5	871
Ooma, Inc. (a)	6	69
Playtika Holding Corp. (a) (c)	24	226
PubMatic, Inc. - Class A (a)	9	146
QuinStreet, Inc. (a)	14	151
Reading International, Inc. - Class A (a)	2	8
Saga Communications, Inc. - Class A	—	7
Salem Media Group, Inc. - Class A (a)	3	5
Scholastic Corporation	5	156
Sciplay Corporation - Class A (a)	6	72
Shenandoah Telecommunications Company	10	167
Shutterstock, Inc.	5	275
Sinclair Broadcast Group, Inc. - Class A	7	119
Spok Holdings, Inc.	1	8
TechTarget, Inc. (a)	4	252
Tegna Inc.	37	764
Telephone and Data Systems, Inc.	17	238
Telesat Corporation - Class A (a) (c)	2	14
The E.W. Scripps Company - Class A (a)	15	164
The Marcus Corporation (a)	7	93
The New York Times Company - Class A	22	644
Thryv Holdings, Inc. (a)	8	177
Townsquare Media, Inc. - Class A (a)	3	23
Travelzoo (a)	2	9
TripAdvisor, Inc. (a)	18	398
Truecar, Inc. (a)	21	32
United States Cellular Corporation (a)	7	175
Urban One, Inc. - Class A (a)	2	11
Urban One, Inc. - Class D (a)	7	30
WideOpenWest, Inc. (a)	11	137
World Wrestling Entertainment, Inc. - Class A	6	435
Yelp Inc. (a)	11	370
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	8	536
		13,347
Real Estate 0.7%
Altisource Portfolio Solutions S.A. (a) (c)	2	28
Cushman & Wakefield PLC (a)	37	424
Douglas Elliman Inc.	15	62
Dwight A. Walker Real Estate, Inc. - Class A	5	98
eXp World Holdings, Inc. (c)	16	177
Five Point Holdings, LLC - Class A (a)	16	42
Florida Rock Properties, Inc. (a)	2	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Forestar Group Inc. (a)	12	131
Kennedy-Wilson Holdings, Inc.	22	336
Marcus & Millichap Company	7	222
Maui Land & Pineapple Company, Inc. (a)	1	10
Newmark Group, Inc. - Class A	28	226
Rafael Holdings, Inc. - Class B (a)	4	7
Realogy Holdings Corp. (a)	18	143
Stratus Properties Inc. (a)	2	46
Tejon Ranch Co. (a)	7	99
The Howard Hughes Corporation (a)	8	466
The Rmr Group Inc. - Class A	4	95
The St. Joe Company	9	285
		3,029
Total Common Stocks (cost $507,796)		439,808
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63% (f)	1	37
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	—	7
Total Preferred Stocks (cost $60)		44
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	11	16
Flexion Therapeutics, Inc. (a) (e)	8	5
Ikonics Corporation (a) (e)	—	—
Progenics Pharmaceuticals, Inc. (a) (e)	3	3
Xeris Pharmaceuticals, Inc. (a) (e)	14	5
ZAGG Inc (a) (e)	4	—
Total Rights (cost $0)		29
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.6%
JNL Government Money Market Fund, 2.68% (d) (g)	2,603	2,603
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 2.88% (d) (g)	2,275	2,275
Total Short Term Investments (cost $4,878)		4,878
Total Investments 100.9% (cost $512,734)		444,759
Other Assets and Liabilities, Net (0.9)%		(3,991)
Total Net Assets 100.0%		440,768

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/DFA U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Medical Holdings, Inc.	767	—	115	—	65	(392)	325	0.1

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	116	126	—
Transocean Ltd.	03/02/21	358	228	0.1
		474	354	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	439,671	94	43	439,808
Preferred Stocks	44	—	—	44
Rights	—	—	29	29
Short Term Investments	4,878	—	—	4,878
	444,593	94	72	444,759

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.5%
Mortgage-Backed Securities 13.4%
Federal Home Loan Mortgage Corporation
3.92%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	56,518	50,040
3.50%, 10/01/47 - 06/01/52	29,361	26,595
4.00%, 10/01/48 - 06/01/52	17,127	15,920
2.00%, 11/01/50	22,025	18,035
4.50%, 08/01/52	2,982	2,841
4.50%, 10/01/52 (b)	9,000	8,573
Federal National Mortgage Association, Inc.
4.50%, 03/01/23 - 07/01/42	2,694	2,668
4.00%, 04/01/23 - 07/01/52	34,268	32,186
5.50%, 07/01/23 - 09/01/25	13	13
2.14%, 10/01/29	19,300	16,573
2.28%, 11/01/29	10,700	9,225
2.37%, 12/01/29	12,200	10,573
2.46%, 04/01/32	11,428	9,652
3.00%, 07/01/34 - 04/01/47	6,811	6,128
2.50%, 08/01/34 - 01/01/52	49,415	41,817
1.69%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	149	149
3.21%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,713	1,771
5.00%, 12/01/38 - 07/01/52	10,253	10,002
2.06%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	51	51
2.00%, 11/01/50 - 02/01/51	33,157	27,067
3.50%, 11/01/50 - 07/01/51	34,262	31,157
Government National Mortgage Association
2.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	6	6
2.63%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	17	17
3.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	3,860	3,862
3.00%, 11/15/44 - 07/15/45	1,100	993
2.50%, 10/20/51 - 11/20/51	40,598	34,781
		360,696
U.S. Treasury Note 12.4%
Treasury, United States Department of
0.13%, 04/30/23	300	293
3.00%, 06/30/24 - 07/15/25	6,360	6,185
3.25%, 08/31/24 (c)	24,620	24,174
3.13%, 08/15/25 - 08/31/29	3,560	3,434
3.50%, 09/15/25	68,700	67,305
0.38%, 11/30/25	30,350	26,902
1.25%, 12/31/26 - 08/15/31	25,300	21,791
2.63%, 05/31/27 - 07/31/29	56,680	52,131
3.25%, 06/30/27 - 06/30/29	5,440	5,224
2.75%, 07/31/27 - 08/15/32	86,310	80,641
1.75%, 01/31/29	530	463
1.38%, 11/15/31	670	545
1.88%, 02/15/32	640	542
2.88%, 05/15/32	49,640	45,917
		335,547
U.S. Treasury Bond 8.8%
Treasury, United States Department of
2.25%, 05/15/41	23,430	17,697
3.25%, 05/15/42	35,260	31,277
1.25%, 05/15/50	276,400	154,525
2.88%, 05/15/52	20,100	16,849
3.00%, 08/15/52	21,060	18,181
		238,529
Collateralized Mortgage Obligations 4.0%
Federal Home Loan Mortgage Corporation
Series JZ-1507, REMIC, 7.00%, 05/15/23	2	2
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,458	1,424
Series QD-4076, REMIC, 2.50%, 11/15/41	454	451
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,696	1,602
Series 2022-M1B-DNA3, REMIC, 5.18%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	9,348
Series Z-4966, REMIC, 2.50%, 04/25/50	16,286	12,707
Series BZ-5000, REMIC, 2.00%, 08/25/50	15,664	9,698
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,096	6,820
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	5,362	5,110
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 2.79%, 05/25/35 (a)	9	9
Series 2020-2M2-R02, REMIC, 5.08%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	3,799	3,736
Series Series 2018-PO-21, REMIC, 0.00%, 04/25/48	6,461	4,718
Series 2018-A-33, REMIC, 3.00%, 05/25/48	4,787	4,316
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,100	12,680
Series 2020-DZ-63, REMIC, 2.00%, 09/25/50	10,425	6,374
Interest Only, Series 2021-NS-48, REMIC, 1.47%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	12,283	528
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,070	2,854
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	5,960	3,440
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,100	8,751
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	6,659	5,913
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	10,854	1,212
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	5,936	3,791
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	11,736	1,927
		107,411
Sovereign 1.8%
Assembleia da Republica
2.88%, 10/15/25, EUR (d)	196	196
1.95%, 06/15/29, EUR (d)	500	467
0.48%, 10/18/30, EUR (d)	270	218
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR	640	537
0.00%, 02/15/31, EUR (d)	1,500	1,242
Cabinet Office, Government of Japan
1.90%, 03/20/31, JPY	133,000	1,044
1.60%, 03/20/33, JPY	169,200	1,318
0.50%, 03/20/38 - 09/20/41, JPY	208,500	1,357
0.40%, 06/20/41, JPY	4,400	28
Commonwealth of Australia
2.75%, 04/21/24, AUD	320	203
1.00%, 12/21/30, AUD (d)	610	313
1.50%, 06/21/31, AUD	610	323
Estado Espanol
0.60%, 10/31/29, EUR	1,000	837
0.50%, 04/30/30, EUR (d)	370	303
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	5,975	5,462
2.66%, 05/24/31	1,500	1,147
7.75%, 05/29/31, MXN	6,900	303
4.28%, 08/14/41	4,350	3,162
4.35%, 01/15/47	600	421
8.00%, 11/07/47, MXN	6,920	289
4.40%, 02/12/52	500	343
Gouvernement De France
0.25%, 11/25/26, EUR (d)	885	801
1.00%, 05/25/27, EUR (d)	305	282
0.50%, 05/25/29, EUR (d)	300	261
1.50%, 05/25/31, EUR (d)	400	363
Government of Canada
1.50%, 06/01/23, CAD	430	306
0.25%, 08/01/23, CAD	1,050	737
Government of the Republic of Panama
2.25%, 09/29/32	1,700	1,199
4.30%, 04/29/53	1,700	1,139
4.50%, 04/01/56	500	337
3.87%, 07/23/60	2,000	1,188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Ireland, Government of
1.00%, 05/15/26, EUR (d)	710	670
Ministry of Finance
4.25%, 03/31/23, ILS	1,000	283
2.00%, 03/31/27, ILS	470	125
New Zealand Parliament
1.50%, 05/15/31, NZD	1,080	484
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (e)	300	244
3.80%, 06/23/50 (d)	500	368
Presidencia Da Republica Federativa Do Brasil
5.63%, 02/21/47 (c)	1,900	1,456
Presidencia de la Republica
2.55%, 01/27/32	200	156
3.10%, 05/07/41 - 01/22/61	4,200	2,455
3.50%, 01/25/50	1,000	675
Presidencia de la Republica de Colombia
3.13%, 04/15/31	1,500	1,035
3.25%, 04/22/32	1,800	1,207
5.00%, 06/15/45	1,000	608
4.13%, 05/15/51	2,900	1,540
Presidencia de la Republica Dominicana
6.00%, 02/22/33 (e)	600	487
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (d)	2,500	1,665
Service Public Federal Chancellerie Du Premier Ministre
1.00%, 06/22/26, EUR (d)	840	791
0.90%, 06/22/29, EUR (d)	530	471
South Africa, Parliament of
4.30%, 10/12/28	1,050	873
8.00%, 01/31/30, ZAR	3,580	170
8.88%, 02/28/35, ZAR	5,400	244
The Korea Development Bank
1.63%, 01/19/31	1,200	942
2.00%, 10/25/31	800	637
The Philippines, Government of
1.65%, 06/10/31	1,000	748
3.70%, 03/01/41 - 02/02/42	1,400	1,062
2.95%, 05/05/45	700	454
2.65%, 12/10/45	800	491
The Republic of Indonesia, The Government of
2.15%, 07/28/31 (c)	500	389
3.70%, 10/30/49 (c)	2,900	2,081
The Republic of Korea, Government of
2.75%, 01/19/27	200	185
		49,122
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	1,955
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	—	—
Series 2004-1-20F, 5.52%, 06/01/24	14	14
		14
Total Government And Agency Obligations (cost $1,249,202)		1,093,274
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.6%
Aaset 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28	1,434	1,093
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 3.19%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (f)	2,928	1,721
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 4.33%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (f)	2,721	1,896
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 5.66%, (3 Month USD LIBOR + 2.90%), 07/22/32 (a)	2,000	1,772
AIMCO CLO Series 2018-AA
Series 2018-B-AA, 4.14%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,368
Series 2018-D-AA, 5.29%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	879
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 5.92%, (1 Month USD LIBOR + 3.10%), 04/15/26 (a)	1,000	925
Alternative Loan Trust
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,870	3,426
Series 2005-1A2-27, REMIC, 2.50%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	216	199
Series 2005-A3-32T1, REMIC, 4.08%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	5,351	3,177
Series 2005-1A1-59, REMIC, 3.65%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (f)	3,351	2,959
Series 2005-2A1-J12, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (f)	2,333	1,379
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,254	2,374
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,502	2,269
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,584	2,168
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 3.32%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (f)	5,661	5,197
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 3.20%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (f)	1,147	1,148
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 2.56%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (f)	3,662	3,070
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 3.20%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (f)	2,546	2,116
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 3.66%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (f)	5,964	5,097
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,585	2,878
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,946	3,009
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 3.44%, (1 Month USD LIBOR + 0.18%), 05/25/47 (a) (f)	158	141
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,188
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	8,976
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,556
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,123
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,563
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,711
Apidos CLO XII
Series 2013-DR-12A, 5.11%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	859
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (e) (f)	1,282	912
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 3.66%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (f)	7,909	4,118
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (f)	13,930	3,895
Atrium XIII
Series D-13A, 5.48%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	886
Atrium XIV LLC
Series D-14A, 5.69%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	893
Atrium XV
Series D-15A, REMIC, 5.78%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Babson CLO Ltd
Series 2018-D-3A, 5.61%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	452
Series 2016-DR-1A, 5.83%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	891
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	2,765
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.10%, 02/20/35 (a)	251	228
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.21%, 11/18/31 (a)	2,121	1,607
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	534
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	2,946
Bank of America Corporation
Series 2005-A1-D, REMIC, 3.26%, 05/25/35 (a)	2,843	2,680
Barings CLO Ltd.
Series 2018-C-1A, 5.11%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	870
Series 2019-DR-1A, 6.16%, (3 Month USD LIBOR + 3.65%), 04/16/35 (a)	1,000	912
Series 2019-CR-2A, 5.91%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	449
Series 2020-DR-1A, 5.71%, (3 Month USD LIBOR + 3.20%), 10/15/36 (a)	1,000	895
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 6.05%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (f)	4,330	3,634
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,593
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,883
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	22
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	131
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 3.31%, 03/27/47 (a)	4,886	3,993
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	473	254
BCAP LLC 2012-RR1 Trust
Series 2012-6A6-RR1, REMIC, 2.56%, 12/27/46 (a)	1,286	1,337
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 3.46%, (1 Month USD LIBOR + 0.38%), 05/25/47 (a) (f)	1,733	1,669
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.69%, 03/26/37 (a)	77	73
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,074	1,725
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 4.10%, (1 Month Term SOFR + 1.80%), 03/21/39 (a)	2,192	2,159
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 2.55%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 2.85%, 02/25/33 (a)	1	1
Series 2003-4A1-8, REMIC, 3.00%, 01/25/34 (a)	37	34
Series 2004-2A1-8, REMIC, 3.86%, 11/25/34 (a)	151	137
Series 2005-23A1-4, REMIC, 3.00%, 05/25/35 (a)	92	84
Series 2005-22A1-7, REMIC, 3.53%, 09/25/35 (a)	75	48
Series 2005-26A1-7, REMIC, 3.56%, 09/25/35 (a)	5,357	2,269
Bear Stearns ARM Trust 2004-1
Series 2003-6A1-1, REMIC, 2.51%, 04/25/33 (a)	3	3
Series 2004-12A5-1, REMIC, 2.99%, 04/25/34 (a)	99	90
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 3.43%, 01/26/36 (a)	222	170
Series 2007-2A1-R6, REMIC, 3.22%, 12/26/46 (a)	156	123
BENCHMARK 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.38%, 02/17/28 (a)	1,997	1,718
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	3,039
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	2,886	2,388
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-F-VOLT, REMIC, 5.22%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	4,707	4,379
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 4.66%, (1 Month USD LIBOR + 1.85%), 10/16/23 (a)	4,358	4,032
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (a)	520	421
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	3,435	2,633
Canyon Capital CLO 2012-1RA Ltd
Series 2012-D-1RA, 5.51%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,319
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 5.53%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (e)	1,134	968
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 5.31%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	861
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 5.81%, (3 Month USD LIBOR + 3.30%), 10/16/34 (a)	1,000	871
Canyon Capital CLO Ltd
Series 2021-D-1A, 5.61%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	859
Canyon CLO 2018-1 Ltd
Series 2018-D-1A, 5.41%, (3 Month USD LIBOR + 2.90%), 07/15/31 (a)	1,000	860
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 5.56%, (3 Month USD LIBOR + 3.05%), 07/17/34 (a)	1,000	853
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 8.81%, (3 Month USD LIBOR + 6.30%), 10/16/34 (a)	1,000	824
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	4,976	4,444
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 5.33%, (3 Month USD LIBOR + 2.62%), 01/22/35 (a)	1,000	888
Series 2021-D1-8A, 6.13%, (3 Month USD LIBOR + 3.42%), 01/22/35 (a)	1,000	843
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (a) (f)	2,716	897
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,469
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.88%, 12/25/35 (a)	115	101
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	357	223
CIFC Funding 2015-IV, Ltd.
Series 2015-CR2-4A, 5.71%, (3 Month USD LIBOR + 3.00%), 04/20/34 (a)	1,000	878

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
CIFC Funding 2017-I, Ltd.
Series 2017-D-1A, 6.23%, (3 Month USD LIBOR + 3.50%), 04/23/29 (a)	1,000	925
CIFC Funding 2018-III Ltd
Series 2018-D-3A, 5.59%, (3 Month USD LIBOR + 2.85%), 07/18/31 (a)	500	446
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 5.79%, (3 Month USD LIBOR + 3.05%), 10/16/34 (a)	500	446
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	689	610
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,263
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26 (a)	2,892	2,567
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	1,765
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,440
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,805
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,694
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,863
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.36%, 10/25/37 (a) (f)	2,001	1,910
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,226
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,052	999
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 5.41%, (1 Year Treasury + 2.40%), 10/25/35 (a)	9	9
Series 2005-1A3A-8, REMIC, 3.08%, 11/25/35 (a)	1,611	1,473
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.14%, (1 Month USD LIBOR + 0.06%), 07/25/45 (a) (f)	249	179
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,262
COLT Funding LLC
Series 2022-A1-4, REMIC, 4.30%, 03/25/67 (a)	6,065	5,751
Columbia Cent CLO 27 Ltd
Series 2018-DR-27A, 6.61%, (3 Month USD LIBOR + 3.83%), 01/25/35 (a)	2,500	2,224
COMM 2013-CR16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,125	1,069
COMM 2013-CR22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.96%, 03/12/48 (a)	93,752	1,520
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.44%, 01/10/25 (a)	200	183
COMM 2017-PANW Mortgage Trust
Series 2017-E-PANW, REMIC, 4.13%, 10/11/24 (a)	5,717	5,197
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (a)	3,425	3,199
COMM 2020-CX Mortgage Trust
Series 2020-D-CX, REMIC, 2.77%, 11/10/30 (a)	715	516
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 5.38%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	5,591
Cook Park CLO, Ltd.
Series 2018-D-1A, 5.34%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,740
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 2.42%, 03/25/32 (a)	14	13
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	995
Series 2016-C-C6, REMIC, 5.08%, 04/17/26 (a)	389	351
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (a)	4,254	3,361
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.32%, 11/17/27 (a)	2,360	2,020
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,263
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	3,495	2,809
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (a)	1,175	899
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,361	807
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	297	288
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	4,633
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-2A3-24, REMIC, 3.23%, (1 Month USD LIBOR + 0.15%), 04/25/34 (a) (f)	79	79
CWABS, Inc.
Series 2004-M1-3, REMIC, 3.83%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (f)	24	23
Series 2005-3A2A-HYB9, REMIC, 1.99%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	14	11
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,413	1,331
Series 2004-A2-HYB6, REMIC, 3.30%, 11/21/34 (a)	276	257
Series 2004-A3-22, REMIC, 2.78%, 11/25/34 (a)	111	100
Series 2004-1A1-HYB9, REMIC, 2.52%, 02/20/35 (a)	27	26
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,360	2,166
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	999	531
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-AR6
Series 2006-A6-AR6, REMIC, 3.46%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (f)	6,138	5,225
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 3.23%, (1 Month USD LIBOR + 0.15%), 02/25/47 (a)	2,750	1,614
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 6.01%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (e)	1,000	896
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 3.38%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	891
Dryden 57 CLO Ltd
Series 2018-D-57A, 5.46%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	870
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 5.51%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,783
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 5.01%, (3 Month USD LIBOR + 2.30%), 10/20/34 (a)	500	436
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,133
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,671
Fillmore Park CLO, Ltd.
Series 2018-D-1A, 5.41%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,331
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,385	3,818
First Horizon Mortgage Pass-Through Trust 2006-AR4
Series 2005-2A1-AR4, REMIC, 3.77%, 10/25/35 (a)	299	265

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
First Horizon Mortgage Pass-Through Trust 2006-AR6
Series 2005-4A1-AR6, REMIC, 2.68%, 02/25/36 (a)	57	49
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	2,722
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 5.51%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	862
Gilbert Park CLO, Ltd.
Series 2017-D-1A, 5.46%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	897
Gilbert Park CLO, Ltd. Series 17-1A Class E
Series 2017-E-1A, 8.91%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	1,675
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	778	698
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 5.56%, (3 Month USD LIBOR + 2.85%), 04/22/30 (a) (e)	1,500	1,334
GOLDENTREE LOAN OPPORTUNITIES
Series 2015-DR2-11A, 5.14%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (e)	1,000	889
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	691	638
Greenwood Park CLO Ltd
Series 2018-D-1A, 5.01%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	867
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 6.01%, (3 Month USD LIBOR + 3.30%), 01/20/30 (a)	500	457
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (f)	1,898	1,775
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 3.23%, 09/25/35 (a)	111	105
Series 2005-6A1-AR7, REMIC, 3.19%, 11/25/35 (a)	34	31
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,671
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	7,641
GS Mortgage Securities Trust 2017-GS8
Series 2017-C-GS8, REMIC, 4.48%, 11/12/27 (a)	6,463	5,655
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 3.36%, (1 Month USD LIBOR + 0.28%), 06/25/36 (a) (f)	579	561
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 3.52%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (f)	15,469	4,096
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 3.43%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (f)	31	28
Series 2005-3A1-4, REMIC, 3.24%, 07/19/35 (a)	150	112
Harbour Aircraft Investments Ltd 2017-1
Series 2017-A-1, 4.00%, 11/15/37	4,014	2,909
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,800	4,483
Horizon Aircraft Finance II Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (f)	6,258	5,264
HPS Loan Management 8-2016, Ltd.
Series 8A-DR-2016, 5.61%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,139
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (f)	829	820
Series 2006-1A1-HE1, REMIC, 3.36%, (1 Month USD LIBOR + 0.28%), 10/25/36 (a) (f)	5,625	1,784
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (f)	399	263
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	1,983
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.29%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.19%, 08/25/35 (a)	888	677
Series 2005-1A1-AR31, REMIC, 2.95%, 01/25/36 (a)	170	142
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	2,853
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 5.82%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	6,698	6,235
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	1,841
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 3.63%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (f)	2,414	2,386
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	53	27
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	59	56
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	2,978	2,766
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	3,663	3,232
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	3,136
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.99%, 10/17/50 (a)	90,397	2,768
LCM 28 Ltd
Series D-28A, 5.66%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	819
LCM XIV Limited Partnership
Series DR-14A, 5.46%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (e)	2,000	1,699
LCM XV LP
Series DR-15A, 6.41%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,444
LCM XX Limited Partnership
Series DR-20A, 5.51%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	917
LCM XXI LP
Series DR-21A, 5.51%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	922
Lehman XS Trust, Series 2005-4
Series 2005-1A3-4, REMIC, 3.88%, (1 Month USD LIBOR + 0.80%), 10/25/35 (a) (f)	42	42
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 3.25%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (f)	4,135	3,313
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	4,891
Long Point Park CLO, Ltd.
Series 2017-C-1A, 5.14%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	867
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (f)	5,523	4,855
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 6.03%, (3 Month USD LIBOR + 3.25%), 07/23/29 (a)	1,000	904
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 5.71%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 5.66%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	891
Madison Park Funding XLVI, Ltd.
Series 2020-DR-46A, 5.66%, (3 Month USD LIBOR + 3.15%), 10/16/34 (a)	1,000	895
Magnetite XIV-RA, Limited
Series 2015-D-14RA, 5.59%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,340
Magnetite XVIII Ltd
Series 2016-DR-18A, 5.61%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	902
Magnetite XXIX, Limited
Series 2021-E-29A, 8.26%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	437
Marble Point CLO XXI Ltd.
Series 2021-D1-3A, 6.24%, (3 Month USD LIBOR + 3.50%), 10/17/34 (a)	2,000	1,710
MASTR Asset Backed Securities Trust 2006-OPT1
Series 2003-M3-OPT1, 7.21%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (f)	781	719
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 4.23%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (f)	4,282	3,561
Mastr Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 3.13%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (f)	285	88
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,408	976
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.00%), 06/25/36 (a)	1,198	846
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 3.02%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	15	15
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 3.58%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (f)	25	24
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-A3
Series 2003-1A-A3, REMIC, 2.87%, 05/25/33 (a)	88	82
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.62%, 09/25/30 (a)	8,210	6,686
MKT 2020-525M Mortgage Trust
Series 2020-E-525M, REMIC, 3.04%, 02/12/30	2,000	1,483
Series 2020-F-525M, REMIC, 3.04%, 02/12/30	2,000	1,312
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.48%, 12/17/27 (a)	495	430
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 5.66%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	3,663	3,504
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31 (a)	4,713	3,676
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (f)	11,029	4,391
Morgan Stanley Residential Mortgage Loan Trust 2020-RPL1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	16,605	15,854
MortgageIT Mortgage Loan Trust 2006-5
Series 2005-A1-5, REMIC, 3.60%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (f)	853	811
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	929	874
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	814	758
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,070	942
Series 2020-B-1A, 3.10%, 11/22/32	1,337	1,175
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,198	996
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	3,769	3,452
Myers Park CLO, Ltd.
Series 2018-D-1A, 5.76%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	892
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	1,341
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,466
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,963	4,272
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 5.41%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	1,734
Neuberger Berman CLO XVIII Ltd
Series 2014-CR2-18A, 5.73%, (3 Month USD LIBOR + 3.00%), 10/21/30 (a)	1,000	890
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 5.11%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (e)	1,000	883
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,003
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2005-3A1-AR4, REMIC, 3.42%, 08/25/35 (a)	97	93
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,658	2,516
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 07/25/59 (f)	4,539	4,523
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 5.76%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	1,783
Ocean Trails CLO V
Series 2014-DRR-5A, 5.91%, (3 Month USD LIBOR + 3.45%), 10/14/31 (a)	1,000	835
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 6.01%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,232
Octagon Investment Partners 31, LLC
Series 2017-DR-1A, 6.11%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,160
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 5.46%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (e)	1,000	882
Series 2017-D-1A, 9.01%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (e)	1,000	830
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 5.63%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	875
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 6.06%, (3 Month USD LIBOR + 3.35%), 01/20/35 (a)	1,000	891
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 5.74%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	434
Octagon Investment Partners XXI, Ltd.
Series 2014-CR3-1A, 5.66%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	439
OCTAGON INVT P 34 17 1A 144A
Series 2017-D-34, 5.21%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	859
OHA Credit Funding 1 LTD
Series 2018-D-1A, 5.76%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	899
OHA Credit Partners XIII Ltd
Series 2016-DR-13A, 5.93%, (3 Month USD LIBOR + 3.20%), 10/23/34 (a)	500	441
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 5.94%, (3 Month USD LIBOR + 3.20%), 01/19/37 (a)	1,500	1,339
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.85%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (f)	3,700	3,389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 3.21%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (f)	679	433
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 3.20%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (f)	2,086	1,954
Pagaya Al Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	4,707	4,396
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 4.06%, (1 Month USD LIBOR + 0.98%), 07/25/35 (a) (f)	5,000	4,116
Series 2005-M1-WCW3, REMIC, 3.80%, (1 Month USD LIBOR + 0.72%), 08/25/35 (a) (f)	25	24
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 05/30/23 (a)	1,505	1,446
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 5.39%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (f)	1,407	1,363
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 3.48%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	4	4
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,863	4,517
Progress Residential 2019-SFR4 Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,618
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,590
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	10,251
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	957
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,688
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a)	2,318	2,155
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (f)	3,526	3,420
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,775	2,229
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 3.42%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (f)	1,065	1,005
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (f)	3,392	1,966
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (f)	1,983	790
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	3,327	2,930
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.59%, 01/25/36 (a)	3,403	2,416
RR 4 Ltd
Series 2018-C-4A, 5.46%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (e)	1,000	886
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,289	1,933
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 3.31%, (1 Month USD LIBOR + 0.23%), 02/25/37 (a) (f)	13,818	6,250
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 3.20%, (1 Month USD LIBOR + 0.12%), 12/25/36 (a) (f)	223	55
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,118
Interest Only, Series 2016-XA-C5, REMIC, 2.04%, 10/13/48 (a)	26,973	1,267
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 3.54%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (f)	8,224	1,865
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 06/25/23 (a)	3,258	2,075
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,120	1,706
SIGNAL RAIL I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,920	1,667
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,147	2,219
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,147	2,056
SLM Student Loan Trust 2008-9
Series 2008-A-9, 4.28%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	959	947
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 3.54%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (e)	1,755	1,724
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	5,175	4,754
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	5,599	5,156
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	4,026	4,013
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 7.21%, (3 Month USD LIBOR + 4.50%), 07/20/32 (a)	1,000	825
Sound Point CLO XXIII
Series 2019-DR-2A, 5.81%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	1,654
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 4.43%, (3 Month USD LIBOR + 3.25%), 10/25/34 (a)	1,000	847
Specialty Underwriting & Residential Finance Trust
Series 2007-A2B-AB1, REMIC, 3.27%, (1 Month USD LIBOR + 0.19%), 03/25/37 (a) (f)	6,492	3,867
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (e) (f)	2,773	2,354
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,890	3,479
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,201	965
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,322
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 5.11%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,744
Stichting Babson Euro CLO
Series 2015-DR-IA, 5.31%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (e)	1,280	1,122
Structured Asset Investment Loan Trust
Series 2005-M5-5, REMIC, 4.06%, (1 Month USD LIBOR + 0.98%), 06/25/35 (a) (f)	6,259	4,714
Series 2006-A4-1, REMIC, 3.70%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (f)	1,195	1,105
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 3.49%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (f)	99	92
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 3.34%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (f)	295	149
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 3.65%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (f)	5	5
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (f)	3,680	2,653
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,916	1,658
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,592	2,980
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (e)	2,783	2,338
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,773	2,382
Symphony CLO XVI Ltd
Series 2015-DR-16A, 5.56%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	891

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Symphony CLO XVII Ltd
Series 2016-DR-17A, 5.16%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	945
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (f)	3,001	2,449
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	593	524
Textainer Marine Containers VII Ltd
Series 2020-A-2A, 2.10%, 06/20/30	606	526
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 5.51%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	865
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-DRR-1A, 5.74%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	857
THL Credit Wind River 2014-2 CLO Ltd
Series 2014-DR-2A, 5.41%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	860
Series 2014-ER-2A, 8.26%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	758
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 5.41%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,304
Series 2018-E-1, 8.01%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	393
THL Credit Wind River 2018-2 CLO Ltd.
Series 2018-D-2A, 5.51%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,728
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 5.66%, (3 Month USD LIBOR + 2.95%), 01/21/31 (a)	1,000	872
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (e) (f)	4,523	3,921
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,354	3,634
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 6.52%, (3 Month USD LIBOR + 3.78%), 01/18/35 (a)	4,500	3,899
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	2,887	2,548
TTAN 2021-MHC
Series 2021-F-MHC, REMIC, 5.72%, (1 Month USD LIBOR + 2.90%), 03/15/24 (a)	4,660	4,327
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,694
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	26	25
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	7,146
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,366
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.68%, 10/15/27 (a)	3,298	2,829
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,809
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,084
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 4.20%, 02/10/23 (a)	4,702	4,214
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	768	662
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	1,158	1,124
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	3,246	3,105
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	276	270
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,601
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,125
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,311	1,980
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	6,300
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (f)	3,530	3,269
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (f)	4,030	3,700
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (f)	4,138	3,789
Venture XIV CLO Ltd
Series 2013-BRR-14A, 4.59%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	965
Venture XVIII CLO Ltd
Series 2014-BR-18A, 4.16%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	956
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (f)	1,863	1,782
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (f)	6	6
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,753
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (f)	1,412	1,274
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (f)	887	808
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 5.13%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	822
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 5.26%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	846
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,978	2,732
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 4.20%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (f)	139	139
Wamu Mortgage Pass-Through Certificates Series 2002-Ar17 Trust
Series 2002-1A-AR17, REMIC, 2.30%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	15	14
Wamu Mortgage Pass-Through Certificates Series 2003-S10trust
Series 2005-1A3A-AR18, REMIC, 2.95%, 01/25/36 (a)	183	166
Series 2005-A1A1-AR13, REMIC, 3.66%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (f)	23	21
WaMu Mortgage Pass-Through Certificates Series 2007-Hy1 Trust
Series 2007-3A3-HY1, REMIC, 3.21%, 02/25/37 (a)	940	809
Series 2007-4A1-HY1, REMIC, 3.22%, 02/25/37 (a)	89	80
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8
Series 2006-3A3-AR8, REMIC, 3.76%, 08/25/36 (a)	993	905
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7
Series 2007-2A3-HY7, REMIC, 3.39%, 07/25/37 (a)	163	144
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 1.93%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (f)	1,393	1,145
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 2.50%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	20	19
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	2,498	1,955
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 3.88%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	1,925

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Wells Fargo & Company
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,196
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 3.86%, 12/25/37 (a)	495	429
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,481
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.75%, 03/17/51 (a)	64,714	1,655
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,641
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	830
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	3,067	2,526
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (a)	5,789	5,083
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,944
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (f)	4,275	3,438
Total Non-U.S. Government Agency Asset-Backed Securities (cost $858,433)		745,198
CORPORATE BONDS AND NOTES 25.2%
Financials 6.3%
Acrisure, LLC
4.25%, 02/15/29 (e)	450	355
6.00%, 08/01/29 (e)	370	284
AerCap Ireland Capital Designated Activity Company
3.40%, 10/29/33	5,450	3,950
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	375	325
American Express Company
3.95%, 08/01/25	4,515	4,375
AmWINS Group, Inc.
4.88%, 06/30/29 (e)	360	301
Ares Capital Corporation
2.15%, 07/15/26	2,450	2,052
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (e)	110	56
AssuredPartners, Inc.
7.00%, 08/15/25 (e)	580	538
5.63%, 01/15/29 (e)	65	51
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (e)	5,820	4,245
Avation Capital
8.25%, 10/31/26 (e) (f) (g)	319	252
Aviation Capital Group LLC
1.95%, 09/20/26 (e)	4,035	3,272
Avolon Holdings Funding Limited
3.25%, 02/15/27 (e)	3,805	3,190
Banco BBVA Peru
5.25%, 09/22/29 (d)	300	287
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (e) (h)	650	472
Banco de Credito del Peru
3.13%, 07/01/30 (d)	200	174
3.13%, 07/01/30 (e)	800	703
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (d)	400	356
Banco Espirito Santo S.A.
0.00%, 05/08/17 - 01/21/29, EUR (d) (i) (j)	6,400	753
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (d)	500	449
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (d) (h)	750	590
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (h)	400	341
7.50%, (100, 06/27/29) (e) (h)	300	256
7.63%, (100, 01/10/28) (d) (h)	1,200	1,064
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	300	258
Banco Nacional De Panama
2.50%, 08/11/30 (e)	500	367
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (d) (h)	1,300	1,147
Bank Hapoalim Ltd
3.26%, 01/21/32 (k)	500	418
Bank Leumi le-Israel B.M.
3.28%, 01/29/31 (d)	400	339
Bank of America Corporation
3.84%, 04/25/25	1,430	1,391
4.83%, 07/22/26	1,640	1,601
2.57%, 10/20/32	2,005	1,531
2.48%, 09/21/36	5,460	3,950
Bank of Montreal
3.80%, 12/15/32 (k)	3,705	3,200
Barclays PLC
4.30%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (k)	4,225	4,212
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (d)	900	735
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,740	1,121
3.85%, 03/15/52	1,010	776
BNP Paribas
3.05%, 01/13/31 (e) (k)	5,105	4,057
BPCE
1.00%, 01/20/26 (e)	2,600	2,246
Brighthouse Financial, Inc.
1.00%, 04/12/24 (e)	990	924
2.00%, 06/28/28 (e)	1,450	1,192
Capital One Financial Corporation
4.99%, 07/24/26	1,180	1,155
CI Financial Corp.
4.10%, 06/15/51	1,385	826
Citigroup Inc.
4.04%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	5,170	5,171
2.01%, 01/25/26	1,085	998
3.07%, 02/24/28	1,005	896
Commonwealth Bank of Australia
4.32%, 01/10/48 (e)	4,255	3,158
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/22) (d) (h) (i) (j) (l)	1,100	3
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	1,000	876
Discover Financial Services
4.10%, 02/09/27	5,630	5,179
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (e)	700	210
Ford Motor Credit Company LLC
4.39%, 01/08/26	600	545
4.95%, 05/28/27	400	358
3.63%, 06/17/31	540	401
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (e) (f) (g)	618	465
Hightower Holdings LLC
6.75%, 04/15/29 (e)	315	258
HSBC Holdings PLC
4.62%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (k)	5,230	5,178
Icahn Enterprises L.P.
5.25%, 05/15/27	545	478
Inversiones La Construccion S.A.
4.75%, 02/07/32 (d)	900	664
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (d)	500	428
JPMorgan Chase & Co.
2.60%, 02/24/26	1,870	1,740
4.85%, 07/25/28	770	739
2.07%, 06/01/29	2,185	1,774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2.52%, 04/22/31	3,325	2,632
2.58%, 04/22/32	2,870	2,221
2.96%, 01/25/33	2,765	2,168
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (d) (h)	600	529
LD Holdings Group LLC
6.50%, 11/01/25 (e) (g)	130	78
6.13%, 04/01/28 (e)	60	31
LFS Topco LLC
5.88%, 10/15/26 (e)	405	326
Lloyds Banking Group PLC
3.57%, 11/07/28	4,575	4,010
Macquarie Group Limited
2.87%, 01/14/33 (e)	6,590	5,002
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (e)	2,300	1,407
Morgan Stanley
4.68%, 07/17/26	2,015	1,962
4.21%, 04/20/28	1,925	1,801
2.94%, 01/21/33	770	609
2.48%, 09/16/36	5,510	3,960
Nasdaq, Inc.
3.95%, 03/07/52 (l)	515	383
National Australia Bank Limited
2.99%, 05/21/31 (e)	3,435	2,653
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (e)	630	466
NatWest Markets PLC
0.80%, 08/12/24 (e)	2,490	2,286
Navient Corporation
5.00%, 03/15/27	290	239
NFP Corp.
4.88%, 08/15/28 (e)	275	235
6.88%, 08/15/28 (e)	335	261
Onemain Finance Corporation
6.88%, 03/15/25	290	273
7.13%, 03/15/26	35	32
5.38%, 11/15/29	240	186
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (k)	400	356
1.83%, 09/10/30 (e) (k)	1,400	1,248
Owl Rock Capital Corporation
2.63%, 01/15/27	2,505	2,013
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	510	369
Prudential Financial, Inc.
3.91%, 12/07/47	2,515	1,939
Ryan Specialty Group, LLC
4.38%, 02/01/30 (e)	445	378
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,225	1,020
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (e) (h)	1,250	1,057
SPARC Limited
0.00%, 12/05/22 (d) (m)	372	366
Synchrony Financial
3.95%, 12/01/27	4,145	3,609
Temasek Financial (I) Limited
1.00%, 10/06/30 (d)	950	729
1.00%, 10/06/30 (e)	2,600	1,996
1.63%, 08/02/31 (d)	1,250	989
The Bank of Nova Scotia
4.59%, 05/04/37 (k)	4,670	3,909
The Goldman Sachs Group, Inc.
4.08%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	5,435	5,375
3.35%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,634
The Toronto-Dominion Bank
4.69%, 09/15/27 (k)	7,430	7,184
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	359	328
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (d) (h) (i) (j) (l)	3,100	31
Wells Fargo & Company
3.20%, 06/17/27	2,235	2,033
4.81%, 07/25/28	2,515	2,402
2.88%, 10/30/30	2,680	2,206
Westpac Banking Corporation
3.02%, 11/18/36	2,970	2,185
Willis North America Inc.
4.50%, 09/15/28	4,330	4,013
		170,775
Utilities 4.1%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	1,858
AES Andres B.V.
5.70%, 05/04/28 (e)	1,200	984
Ameren Corporation
3.65%, 02/15/26	5,000	4,737
Berkshire Hathaway Energy Company
4.60%, 05/01/53 (e)	2,710	2,306
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	4,449
Calpine Corporation
4.50%, 02/15/28 (e)	265	232
5.13%, 03/15/28 (e)	165	143
4.63%, 02/01/29 (e)	215	176
Chile Electricity PEC Spa
0.00%, 01/25/28 (e) (m)	1,750	1,252
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	375	335
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	3,877
DTE Energy Company
4.22%, 11/01/24 (f)	2,430	2,381
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,531
4.30%, 03/15/28	1,350	1,271
2.85%, 03/15/32	405	335
3.95%, 08/15/47	4,095	3,019
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (e)	5,000	4,407
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (e)	1,000	904
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	913	803
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	1,700	563
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	1,900	1,351
4.38%, 02/15/31 (d)	1,150	792
Engie Energia Chile S.A.
3.40%, 01/28/30 (d)	800	604
Entergy Corporation
2.80%, 06/15/30	1,220	987
Eversource Energy
2.90%, 10/01/24	4,000	3,829
Exelon Corporation
3.40%, 04/15/26	5,712	5,377
4.10%, 03/15/52 (e)	740	572
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	448	411
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	3,924	3,617
Georgia Power Company
2.20%, 09/15/24	2,765	2,616
3.25%, 03/15/51	5,845	3,866
GNL Quintero S.A
4.63%, 07/31/29 (d)	2,059	1,875
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,776
2.95%, 05/14/30 (e)	1,250	1,030
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	460	363
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	500	460
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	1,962	1,583

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,750	1,534
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	460	407
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,970	1,615
5.63%, 08/10/37 (d)	2,550	1,823
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	500	391
Monongahela Power Company
5.40%, 12/15/43 (e)	1,770	1,623
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 (f)	2,085	2,055
3.55%, 05/01/27	5,000	4,626
NRG Energy, Inc.
2.00%, 12/02/25 (e)	1,640	1,448
3.63%, 02/15/31 (e)	565	441
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,620
Pacific Gas And Electric Company
2.50%, 02/01/31	2,945	2,143
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,715
3.25%, 11/01/51	1,660	1,063
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (e)	430	353
The Brooklyn Union Gas Company
4.49%, 03/04/49 (e)	5,105	3,867
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,350
The East Ohio Gas Company
3.00%, 06/15/50 (e)	500	315
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,197
3.75%, 09/15/51	1,930	1,571
Transelec S.A.
3.88%, 01/12/29 (e)	2,500	2,229
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	200	185
Virginia Electric and Power Company
3.75%, 05/15/27	930	880
		110,123
Energy 2.7%
Aethon United BR LP
8.25%, 02/15/26 (e)	305	295
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (d)	500	340
5.75%, 06/15/33 (e)	1,000	680
Antero Midstream Partners LP
5.75%, 03/01/27 (e)	289	267
Antero Resources Corporation
5.38%, 03/01/30 (e)	310	279
APT Pipelines Limited
4.25%, 07/15/27 (e)	5,000	4,631
Bip-V Chinook
5.50%, 06/15/31 (e)	1,010	855
Blue Racer Midstream, LLC
7.63%, 12/15/25 (e)	30	29
BP Capital Markets America Inc.
2.94%, 06/04/51	2,005	1,284
3.00%, 03/17/52	2,650	1,714
Callon Petroleum Company
7.50%, 06/15/30 (e)	490	429
Chesapeake Energy Corporation
5.88%, 02/01/29 (e)	420	390
Chord Energy Corporation
6.38%, 06/01/26 (e)	555	524
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	790	621
CNX Resources Corporation
6.00%, 01/15/29 (c) (e)	385	354
7.38%, 01/15/31 (e)	145	142
Continental Resources, Inc.
2.27%, 11/15/26 (e)	2,205	1,884
CSI Compressco LP
7.50%, 04/01/25 (c) (e)	720	642
Ecopetrol S.A.
4.63%, 11/02/31	550	385
5.88%, 05/28/45 - 11/02/51	3,150	1,849
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	1,700	1,358
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	658	588
Enable Midstream Partners, LP
4.40%, 03/15/27	1,520	1,419
5.00%, 05/15/44 (f)	2,920	2,277
Enbridge Inc.
3.40%, 08/01/51	2,245	1,506
Energy Transfer Operating, L.P.
4.75%, 01/15/26	2,365	2,279
EQM Midstream Partners, LP
4.75%, 01/15/31 (e)	415	329
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	415
Exxon Mobil Corporation
4.23%, 03/19/40	2,375	2,069
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	2,219	1,823
2.94%, 09/30/40 (d)	773	589
Gran Tierra Energy Inc.
7.75%, 05/23/27 (e)	900	700
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (d)	1,100	906
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (e)	384	383
8.00%, 05/17/26	7	7
Halliburton Company
2.92%, 03/01/30	1,170	976
Hess Infrastructure Partners LP
4.25%, 02/15/30 (e)	765	620
5.50%, 10/15/30 (e)	370	317
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	395	348
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (e)	540	498
5.75%, 02/01/29 (e)	180	159
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	1,374	1,226
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,930	3,922
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (e)	420	338
Marathon Petroleum Corporation
5.13%, 12/15/26	2,150	2,116
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	1,150	865
MEG Energy Corp.
7.13%, 02/01/27 (e)	490	498
5.88%, 02/01/29 (e)	95	85
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (e)	390	340
Nabors Industries Ltd
7.25%, 01/15/26 (e)	310	270
Nabors Industries, Inc.
7.38%, 05/15/27 (e)	260	240
NGL Energy Operating LLC
7.50%, 02/01/26 (e)	570	507
NGL Energy Partners LP
7.50%, 04/15/26 (c)	220	162
NGPL PipeCo LLC
3.25%, 07/15/31 (e)	1,090	859
NuStar Logistics, L.P.
6.00%, 06/01/26	750	690
Occidental Petroleum Corporation
6.63%, 09/01/30	380	385
6.13%, 01/01/31 (c)	555	547
6.45%, 09/15/36	220	219
6.60%, 03/15/46	215	219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	1,750	1,345
ONEOK, Inc.
3.40%, 09/01/29	1,335	1,121
Par Petroleum, LLC
7.75%, 12/15/25 (e)	660	628
Parkland Corporation
4.50%, 10/01/29 (e)	430	349
4.63%, 05/01/30 (e)	300	243
PBF Holding Company LLC
6.00%, 02/15/28	190	164
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,400	1,957
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (d)	1,000	700
5.63%, 06/19/47 (d)	400	236
PETRONAS Capital Limited
2.48%, 01/28/32 (d)	200	162
PIC AU Holdings Corporation
10.00%, 12/31/24 (e)	182	192
Pioneer Natural Resources Company
1.90%, 08/15/30	965	739
Qatarenergy
2.25%, 07/12/31 (d)	2,200	1,763
Reliance Industries Limited
2.88%, 01/12/32 (c) (d)	1,200	934
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,875	1,802
SCC Power PLC
8.00%, 12/31/28 (e) (g)	1,577	587
4.00%, 05/17/32 (e) (g)	854	62
Southwestern Energy Company
5.38%, 02/01/29	420	382
4.75%, 02/01/32	420	353
Sunoco LP
6.00%, 04/15/27	310	295
4.50%, 05/15/29	160	133
Tervita Corporation
11.00%, 12/01/25 (e)	246	266
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	3,707
Transocean Proteus Limited
6.25%, 12/01/24 (e)	302	283
UEP Penonome II S.A.
6.50%, 10/01/38 (e)	1,565	1,371
USA Compression Finance Corp.
6.88%, 09/01/27	930	846
Viper Energy Partners LP
5.38%, 11/01/27 (e)	350	324
Weatherford International Ltd.
11.00%, 12/01/24 (e)	188	191
6.50%, 09/15/28 (e)	245	223
8.63%, 04/30/30 (e)	320	279
Western Midstream Operating, LP
4.30%, 02/01/30 (f) (l)	435	371
		72,656
Consumer Discretionary 2.2%
Academy, Ltd.
6.00%, 11/15/27 (e)	405	369
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	330	250
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	420	301
AutoNation, Inc.
3.85%, 03/01/32	2,660	2,101
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (e)	470	409
Boyne USA, Inc.
4.75%, 05/15/29 (e)	700	588
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (e)	480	368
Carnival Corporation
5.75%, 03/01/27 (e)	670	470
Carvana Co.
5.63%, 10/01/25 (c) (e)	175	122
Clarios Global LP
6.25%, 05/15/26 (e)	387	370
CWT Travel Group Incorporated
8.50%, 11/19/26 (e)	173	149
Dana Incorporated
5.38%, 11/15/27	120	102
5.63%, 06/15/28	310	258
4.25%, 09/01/30	95	70
Dealer Tire, LLC
8.00%, 02/01/28 (e)	310	274
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	4,710	3,589
4.10%, 01/15/52	1,355	838
Dollar General Corporation
4.25%, 09/20/24	1,125	1,111
Dollar Tree, Inc.
4.00%, 05/15/25	4,275	4,141
3.38%, 12/01/51	495	322
EG Global Finance PLC
8.50%, 10/30/25 (e)	615	538
Everi Holdings Inc.
5.00%, 07/15/29 (e)	625	515
Expedia Group, Inc.
5.00%, 02/15/26	1,230	1,202
3.80%, 02/15/28	2,280	2,024
3.25%, 02/15/30	825	670
2.95%, 03/15/31 (l)	304	236
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (e)	330	290
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	555	422
Ford Motor Company
3.25%, 02/12/32	1,300	936
Full House Resorts, Inc.
8.25%, 02/15/28 (e)	745	670
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,825	2,236
3.10%, 01/12/32	2,910	2,188
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	315	311
Group 1 Automotive, Inc.
4.00%, 08/15/28 (e)	215	174
Hyundai Capital America
2.65%, 02/10/25 (e)	4,965	4,629
1.80%, 10/15/25 (e)	75	67
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	380
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	495	397
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (e)	450	335
Lowe`s Companies, Inc.
4.40%, 09/08/25	1,340	1,321
5.63%, 04/15/53	1,335	1,234
LSF9 Atlantis
7.75%, 02/15/26 (e)	550	491
M/I Homes, Inc.
4.95%, 02/01/28	380	317
Magallanes, Inc.
3.76%, 03/15/27 (e)	2,515	2,257
Magnum Management Corporation
5.25%, 07/15/29	550	473
Marriott International, Inc.
3.13%, 06/15/26	2,595	2,390
2.75%, 10/15/33 (l)	3,240	2,347
Mattamy Homes Limited
4.63%, 03/01/30 (e)	400	306
McDonald's Corporation
4.45%, 03/01/47	2,685	2,263
MGM Resorts International
6.75%, 05/01/25	465	458
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	405	334

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	299
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	605	514
5.88%, 03/15/26 - 02/15/27 (e)	540	439
PENN Entertainment, Inc.
5.63%, 01/15/27 (e)	655	581
4.13%, 07/01/29 (e)	300	231
PetSmart, Inc.
4.75%, 02/15/28 (e)	830	714
7.75%, 02/15/29 (e)	500	447
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (e)	385	266
5.88%, 09/01/31 (e)	140	94
Real Hero Merger
6.25%, 02/01/29 (e)	165	119
Rent-A-Center, Inc.
6.38%, 02/15/29 (c) (e)	330	258
Sonic Automotive, Inc.
4.63%, 11/15/29 (e)	525	412
SRS Distribution Inc.
4.63%, 07/01/28 (e)	315	270
6.13%, 07/01/29 (e)	390	314
Staples, Inc.
7.50%, 04/15/26 (e)	375	315
10.75%, 04/15/27 (c) (e)	150	111
Station Casinos LLC
4.63%, 12/01/31 (e)	305	231
Superior Plus LP
4.50%, 03/15/29 (e)	630	524
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (e)	180	107
Tenneco Inc.
5.13%, 04/15/29 (e)	395	391
The Gap, Inc.
3.88%, 10/01/31 (e)	415	266
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	560	448
Univision Communications Inc.
4.50%, 05/01/29 (e)	325	265
7.38%, 06/30/30 (e)	550	523
Victoria's Secret & Co.
4.63%, 07/15/29 (e)	425	321
Viking Cruises Limited
13.00%, 05/15/25 (e)	135	140
5.88%, 09/15/27 (e)	1,025	782
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (e) (k)	2,475	2,447
Wheel Pros, Inc.
6.50%, 05/15/29 (e)	130	59
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	370	323
		60,824
Industrials 2.2%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	400	346
4.38%, 07/03/29 (d)	800	666
3.10%, 02/02/31 (d)	500	358
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	360	330
Air Lease Corporation
1.88%, 08/15/26	1,595	1,352
Aircastle Limited
2.85%, 01/26/28 (e)	2,870	2,215
American Airlines, Inc.
5.75%, 04/20/29 (e)	695	607
ARD Finance S.A.
6.50%, 06/30/27 (e) (g)	200	137
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (e)	850	624
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (e)	280	176
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (e)	170	138
Berry Global, Inc.
1.65%, 01/15/27	1,710	1,415
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (m)	515	324
BOC Aviation Limited
4.77%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (e)	4,175	4,170
Bombardier Inc.
7.88%, 04/15/27 (e)	385	354
Builders FirstSource, Inc.
5.00%, 03/01/30 (e)	400	340
4.25%, 02/01/32 (e)	410	315
Carrier Global Corporation
3.38%, 04/05/40	4,720	3,378
Clean Harbors, Inc.
5.13%, 07/15/29 (e)	135	124
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (e)	430	243
CSX Corporation
3.80%, 11/01/46	5,755	4,399
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (e)	1,095	839
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	287	267
Flowserve Corporation
2.80%, 01/15/32	3,020	2,163
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (e)	520	417
Garda World Security Corporation
4.63%, 02/15/27 (e)	625	537
6.00%, 06/01/29 (e)	475	349
Griffon Corporation
5.75%, 03/01/28	875	752
Jeld-Wen, Inc.
4.63%, 12/15/25 (e)	675	547
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	1,680	1,596
Madison IAQ LLC
4.13%, 06/30/28 (e)	335	271
5.88%, 06/30/29 (e)	325	227
MV24 Capital B.V.
6.75%, 06/01/34 (d)	356	302
Northrop Grumman Corporation
5.15%, 05/01/40	3,485	3,259
Owens Corning
4.40%, 01/30/48	2,575	1,921
Parker-Hannifin Corporation
4.25%, 09/15/27	1,180	1,123
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (e)	75	68
4.20%, 04/01/27 (e)	2,455	2,284
Pike Corporation
5.50%, 09/01/28 (e)	610	494
Raytheon Technologies Corporation
3.03%, 03/15/52	3,300	2,160
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (e)	210	177
Seaspan Corporation
5.50%, 08/01/29 (e)	330	255
Simpar Europe
5.20%, 01/26/31 (d)	200	140
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (e)	2,650	2,484
3.63%, 04/28/26 (e)	1,973	1,820
The Boeing Company
2.95%, 02/01/30	2,730	2,202
3.75%, 02/01/50	1,620	1,054
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (e)	655	540
Titan Acquisition Limited
7.75%, 04/15/26 (e)	325	259

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	750	639
TMS International Corp.
6.25%, 04/15/29 (e)	220	156
TransDigm Inc.
8.00%, 12/15/25 (e)	100	101
6.25%, 03/15/26 (e)	605	587
5.50%, 11/15/27	545	473
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (e)	380	330
Triton Container International Limited
1.15%, 06/07/24 (e)	1,070	979
3.25%, 03/15/32	1,860	1,374
Triumph Group, Inc.
7.75%, 08/15/25 (c)	160	125
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	385	324
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	145	129
4.63%, 04/15/29 (e)	630	523
Waste Pro USA, Inc.
5.50%, 02/15/26 (e)	255	226
Weir Group PLC(The)
2.20%, 05/13/26 (e)	3,220	2,709
		59,193
Communication Services 1.7%
Acuris Finance
5.00%, 05/01/28 (e)	675	563
Altice Financing S.A.
5.00%, 01/15/28 (e)	245	189
Altice France
6.00%, 02/15/28 (c) (e)	435	279
Altice France Holding S.A.
5.13%, 07/15/29 (e)	480	359
5.50%, 10/15/29 (e)	470	354
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (e)	135	105
Arches Buyer Inc.
4.25%, 06/01/28 (e)	135	105
AT&T Inc.
2.75%, 06/01/31	5,530	4,455
3.50%, 09/15/53	6,373	4,257
3.55%, 09/15/55	2,593	1,707
Avaya Inc.
6.13%, 09/15/28 (e)	210	104
Bell Canada inc.
3.65%, 08/15/52	565	401
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	950	774
CCO Holdings, LLC
4.75%, 03/01/30 (e)	735	595
4.50%, 08/15/30 (e)	380	301
4.75%, 02/01/32 (e)	385	300
4.25%, 01/15/34 (e)	385	278
Cengage Learning, Inc.
9.50%, 06/15/24 (c) (e)	495	464
Charter Communications Operating, LLC
4.91%, 07/23/25	2,463	2,404
3.50%, 03/01/42	2,790	1,766
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (e)	85	64
7.50%, 06/01/29 (c) (e)	410	298
Comcast Corporation
3.95%, 10/15/25	1,465	1,423
3.40%, 04/01/30	2,510	2,213
Commscope Technologies LLC
5.00%, 03/15/27 (e)	245	185
Commscope, Inc.
4.75%, 09/01/29 (e)	490	399
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	415	289
CSC Holdings, LLC
5.75%, 01/15/30 (e)	795	565
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	405	80
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	470	406
DISH DBS Corporation
5.88%, 11/15/24	410	367
5.75%, 12/01/28 (e)	405	305
5.13%, 06/01/29	210	123
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	23
6.00%, 01/15/30 (c) (e)	445	350
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	130	117
5.00%, 05/01/28 (e)	260	223
GCI, LLC
4.75%, 10/15/28 (e)	380	316
iHeartCommunications, Inc.
8.38%, 05/01/27	70	59
5.25%, 08/15/27 (e)	285	243
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	460	391
KT Corp
2.50%, 07/18/26 (d)	1,500	1,368
1.38%, 01/21/27 (d)	1,000	855
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	305	238
Ligado Networks LLC
15.50%, 11/01/23 (e) (g)	377	178
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (e)	945	901
6.50%, 05/15/27 (e)	205	198
Lumen Technologies Inc.
5.13%, 12/15/26 (e)	390	337
4.00%, 02/15/27 (e)	360	306
8.00%, 06/01/36	290	145
Match Group Holdings II, LLC
5.00%, 12/15/27 (e)	340	303
MVC Acquisition Corp.
5.75%, 08/01/28 (e)	385	321
NBN Co Limited
1.45%, 05/05/26 (e)	2,100	1,838
Netflix, Inc.
5.38%, 11/15/29 (e)	230	216
4.88%, 06/15/30 (e)	160	146
Network I2I Limited
3.98%, (100, 03/03/26) (d) (h)	850	697
News Corporation
5.13%, 02/15/32 (e)	160	142
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	315	258
6.50%, 09/15/28 (e)	120	83
Scripps Escrow, Inc.
5.88%, 07/15/27 (e)	355	309
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (d)	200	162
Sirius XM Radio Inc.
5.50%, 07/01/29 (e)	325	293
4.13%, 07/01/30 (e)	540	441
Telesat Canada
4.88%, 06/01/27 (e)	220	104
6.50%, 10/15/27 (e)	230	86
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	155	118
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	1,680	1,469
T-Mobile USA, Inc.
2.25%, 02/15/26	2,720	2,436
3.40%, 10/15/52	2,645	1,748
Townsquare Media, Inc.
6.88%, 02/01/26 (e)	155	142
Verizon Communications Inc.
3.88%, 03/01/52	760	565
VTR Comunicaciones SpA
5.13%, 01/15/28 (c) (d)	400	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
VTR Finance N.V.
6.38%, 07/15/28 (d)	700	385
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	245	197
6.13%, 03/01/28 (e)	115	81
		45,535
Information Technology 1.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,295	2,070
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	35	34
Broadcom Inc.
3.42%, 04/15/33 (e)	4,600	3,524
Camelot Finance S.A.
4.50%, 11/01/26 (e)	455	407
Castle United States Holding Corporation
9.50%, 02/15/28 (e)	590	440
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (e)	400	313
Coherent Corp.
5.00%, 12/15/29 (e)	590	489
Endure Digital, Inc.
6.00%, 02/15/29 (e)	290	192
Fortinet, Inc.
1.00%, 03/15/26	2,745	2,364
Global Payments Inc.
4.95%, 08/15/27	2,555	2,437
Helios Software Holdings, Inc.
4.63%, 05/01/28 (e)	650	489
Marvell Technology, Inc.
4.20%, 06/22/23	4,705	4,688
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	610	483
NetApp, Inc.
1.88%, 06/22/25	2,670	2,438
NXP B.V.
3.88%, 06/18/26	2,430	2,269
Oracle Corporation
3.85%, 04/01/60	3,880	2,364
Renesas Electronics Corporation
2.17%, 11/25/26 (e) (l)	5,860	5,036
The Western Union Company
1.35%, 03/15/26 (l)	515	444
2.75%, 03/15/31 (l)	5,040	3,799
TSMC Global Limited
1.25%, 04/23/26 (e)	3,115	2,732
Virtusa Corporation
7.13%, 12/15/28 (e)	160	120
VMware, Inc.
2.20%, 08/15/31	2,690	1,953
Workday, Inc.
3.70%, 04/01/29	1,085	972
		40,057
Health Care 1.2%
AbbVie Inc.
4.70%, 05/14/45	5,220	4,427
AdaptHealth LLC
5.13%, 03/01/30 (e)	985	813
Amgen Inc.
4.05%, 08/18/29	1,930	1,776
Bausch Health Companies Inc.
6.13%, 02/01/27 (e)	190	132
7.00%, 01/15/28 (e)	505	194
4.88%, 06/01/28 (e)	420	271
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (e)	225	177
Centene Corporation
2.50%, 03/01/31	4,030	3,049
Community Health Systems, Inc.
6.00%, 01/15/29 (e)	460	339
6.88%, 04/15/29 (e)	275	133
4.75%, 02/15/31 (e)	395	266
CVS Health Corporation
5.05%, 03/25/48	2,545	2,245
Elevance Health, Inc.
2.38%, 01/15/25	1,975	1,859
4.55%, 05/15/52	790	672
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	260	172
Encompass Health Corporation
4.50%, 02/01/28	180	155
4.75%, 02/01/30	60	50
4.63%, 04/01/31	475	376
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (e) (i) (j)	225	178
HCA Inc.
4.13%, 06/15/29	2,300	2,027
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (e)	1,695	1,146
Illumina, Inc.
0.55%, 03/23/23	1,905	1,869
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (e)	245	232
4.38%, 02/15/27 (e)	415	345
ModivCare Inc.
5.00%, 10/01/29 (e)	185	150
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c) (e)	595	449
Organon & Co.
5.13%, 04/30/31 (e)	795	652
Owens & Minor, Inc.
6.63%, 04/01/30 (e)	570	502
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	375	245
Royalty Pharma PLC
3.30%, 09/02/40	3,335	2,247
RP Escrow Issuer LLC
5.25%, 12/15/25 (e)	465	384
Select Medical Corporation
6.25%, 08/15/26 (e)	540	508
Tenet Healthcare Corporation
6.25%, 02/01/27 (e)	605	565
6.13%, 10/01/28 - 06/15/30 (e)	895	808
The Providence Service Corporation
5.88%, 11/15/25 (e)	270	250
UnitedHealth Group Incorporated
4.95%, 05/15/62	1,100	989
Viatris Inc.
1.65%, 06/22/25	1,650	1,469
		32,121
Consumer Staples 1.1%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	844	651
3.00%, 02/16/31 (e)	563	434
Allied Universal Holdco LLC
6.63%, 07/15/26 (e)	370	330
9.75%, 07/15/27 (e)	480	395
6.00%, 06/01/29 (e)	435	282
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	1,530
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	3,480	2,885
APi Escrow Corp.
4.75%, 10/15/29 (e)	480	393
B. A. T. Capital Corporation
3.46%, 09/06/29	5,445	4,371
Constellation Brands, Inc.
3.15%, 08/01/29	1,830	1,573
2.88%, 05/01/30	875	726
Coty Inc.
5.00%, 04/15/26 (e)	405	371
6.50%, 04/15/26 (c) (e)	245	226
Energizer Holdings, Inc.
6.50%, 12/31/27 (e)	305	271
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	1,060	819

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (e)	625	547
7.00%, 12/31/27 (e)	360	276
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	345	297
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (e)	450	289
Metis Merger Subordinated LLC
6.50%, 05/15/29 (e)	390	304
Movida Europe S.A.
5.25%, 02/08/31 (d)	400	284
NESCO Holdings II, Inc.
5.50%, 04/15/29 (e)	115	96
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (e)	290	213
PepsiCo, Inc.
3.60%, 02/18/28	1,430	1,353
Performance Food Group Company
5.50%, 10/15/27 (e)	470	427
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	385	321
Post Holdings, Inc.
5.50%, 12/15/29 (e)	130	113
4.63%, 04/15/30 (e)	92	76
Primo Water Holdings Inc.
4.38%, 04/30/29 (e)	330	273
PSA Treasury Pte. Ltd.
2.25%, 04/30/30 (d)	1,300	1,097
SEG Holding, LLC
5.63%, 10/15/28 (e)	630	574
Smithfield Foods, Inc.
4.25%, 02/01/27 (e)	4,490	4,162
Spectrum Brands, Inc.
5.00%, 10/01/29 (c) (e)	360	284
Sysco Corporation
3.30%, 02/15/50	4,250	2,795
3.15%, 12/14/51	655	415
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	345	264
U.S. Foods Inc.
4.75%, 02/15/29 (e)	345	295
4.63%, 06/01/30 (c) (e)	295	245
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	450	413
United Rentals (North America), Inc.
5.25%, 01/15/30	25	23
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	550	508
		31,201
Real Estate 1.1%
Agree Limited Partnership
2.60%, 06/15/33	1,045	768
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,050	1,246
American Tower Corporation
3.38%, 10/15/26	5,000	4,575
Corporate Office Properties Trust
2.90%, 12/01/33	2,010	1,392
Crown Castle Inc.
3.65%, 09/01/27	9,695	8,797
Equinix, Inc.
1.80%, 07/15/27	3,150	2,635
2.15%, 07/15/30	2,250	1,730
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (l)	3,010	2,223
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	2,175	1,535
Iron Mountain Incorporated
4.88%, 09/15/29 (e)	365	300
4.50%, 02/15/31 (e)	275	213
Office Properties Income Trust
2.65%, 06/15/26	505	379
2.40%, 02/01/27	2,285	1,645
Park Intermediate Holdings LLC
4.88%, 05/15/29 (e)	285	231
Realogy Group LLC
5.75%, 01/15/29 (e)	315	227
5.25%, 04/15/30 (e)	600	409
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	372
Uniti Group Inc.
6.50%, 02/15/29 (e)	325	218
Vornado Realty L.P.
2.15%, 06/01/26	1,100	933
XHR LP
6.38%, 08/15/25 (e)	280	269
4.88%, 06/01/29 (e)	415	343
		30,440
Materials 1.1%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	500	389
Arconic Corporation
6.13%, 02/15/28 (e)	765	674
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (d)	550	367
Cap S.A.
3.90%, 04/27/31 (d)	1,450	1,024
3.90%, 04/27/31 (e)	600	424
CCL Industries Inc.
3.05%, 06/01/30 (e)	2,135	1,715
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (h)	1,200	967
CF Industries, Inc.
5.38%, 03/15/44	2,570	2,181
CVR Partners, LP
6.13%, 06/15/28 (e)	390	342
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (d)	200	168
EverArc Escrow
5.00%, 10/30/29 (e)	730	590
Freeport-McMoRan Inc.
4.38%, 08/01/28	300	272
4.63%, 08/01/30	1,000	883
Glatfelter Corporation
4.75%, 11/15/29 (c) (e)	355	203
Glencore Funding LLC
1.63%, 04/27/26 (e)	2,365	2,051
3.38%, 09/23/51 (e)	2,060	1,249
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	210	157
Illuminate Buyer LLC
9.00%, 07/01/28 (e)	520	432
JSW Steel Limited
5.05%, 04/05/32 (d)	1,600	1,120
LG Chem, Ltd.
2.38%, 07/07/31 (e)	300	237
MATIV Holdings, Inc.
6.88%, 10/01/26 (e) (k)	315	278
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	595	457
6.25%, 10/01/29 (c) (e)	400	274
Packaging Corporation of America
3.40%, 12/15/27	2,725	2,475
PT Freeport Indonesia
5.32%, 04/14/32 (e)	600	495
6.20%, 04/14/52 (d)	500	381
PT Indonesia Asahan Aluminium (Persero)
5.80%, 05/15/50 (c) (d)	200	149
Sasol Financing USA LLC
5.50%, 03/18/31 (c)	1,100	828
SunCoke Energy, Inc.
4.88%, 06/30/29 (e)	510	393
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (c)	420	305
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (e)	575	442
7.50%, 09/30/29 (e)	50	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
UPL Corporation Limited
4.50%, 03/08/28 (d)	700	582
4.63%, 06/16/30 (d)	400	316
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e)	1,300	737
Vedanta Resources Limited
6.13%, 08/09/24 (d)	1,400	830
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	360	272
WestRock Company
3.75%, 03/15/25	4,275	4,111
		28,803
Total Corporate Bonds And Notes (cost $830,113)		681,728
SENIOR FLOATING RATE INSTRUMENTS 3.8%
Information Technology 0.8%
Access CIG, LLC
2018 1st Lien Term Loan, 6.82%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	824	786
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	804	783
2021 2nd Lien Term Loan, 7.75%, (3 Month USD LIBOR + 5.50%), 09/19/25 (a)	390	383
Ascend Learning, LLC
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	699	643
2021 2nd Lien Term Loan, 8.27%, (1 Month USD LIBOR + 5.75%), 11/18/29 (a)	150	130
Avaya, Inc.
2020 Term Loan B, 7.07%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	204	109
Banff Merger Sub Inc
2021 USD Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	343	325
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.05%, (1 Month Term SOFR + 3.00%), 05/31/25 (a)	588	548
Castle US Holding Corporation
USD Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/28/27 (a)	842	674
CDK Global, Inc.
2022 USD Term Loan B, 6.61%, (3 Month Term SOFR + 4.50%), 06/09/29 (a)	280	269
CMG Media Corporation
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	472	441
Constant Contact Inc
Term Loan, 6.42%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	493	435
CoreLogic, Inc.
Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	285	213
Cornerstone OnDemand, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	592	494
Cyxtera DC Holdings, Inc.
Term Loan B, 5.79%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	412	374
DCert Buyer, Inc.
2019 Term Loan B, 6.90%, (3 Month USD LIBOR + 4.00%), 07/31/26 (a)	410	390
2021 2nd Lien Term Loan, 9.90%, (3 Month USD LIBOR + 7.00%), 02/16/29 (a)	330	307
Delta TopCo, Inc.
2020 Term Loan B, 6.83%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	418	378
2020 2nd Lien Term Loan, 10.33%, (3 Month USD LIBOR + 7.25%), 12/01/28 (a)	90	79
Emerald TopCo Inc
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	182	165
Endure Digital Inc.
Term Loan, 6.18%, (1 Month USD LIBOR + 3.50%), 01/27/28 (a)	495	415
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	39	37
Finastra USA, Inc.
USD 1st Lien Term Loan, 6.87%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	484	418
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	117
GoTo Group, Inc.
Term Loan B, 7.80%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	242	167
Grab Holdings Inc
Term Loan B, 7.03%, (1 Month USD LIBOR + 4.50%), 01/20/26 (a)	493	460
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 6.52%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	821	778
Helios Software Holdings, Inc.
2021 USD Term Loan B, 5.95%, (3 Month Term SOFR + 3.75%), 03/05/28 (a)	721	680
Hyland Software, Inc.
2018 1st Lien Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	676	653
2021 2nd Lien Term Loan, 8.77%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	182
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 6.20%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	227	217
Informatica LLC
2021 USD Term Loan B, 5.31%, (1 Month USD LIBOR + 2.75%), 10/13/28 (a)	572	554
Ivanti Software, Inc.
2021 Term Loan B, 7.33%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	266	206
McAfee, LLC
2022 USD Term Loan B, 6.36%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	505	459
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 6.49%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	373	342
Mitchell International, Inc.
2021 Term Loan B, 6.73%, (1 Month USD LIBOR + 3.75%), 10/01/28 (a)	678	613
2021 2nd Lien Term Loan, 9.57%, (3 Month USD LIBOR + 6.50%), 10/01/29 (a)	70	65
NCR Corporation
2019 Term Loan, 5.31%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	146	139
OneDigital Borrower LLC
2021 Term Loan, 6.98%, (SOFR + 4.25%), 11/16/27 (a)	824	766
Osmosis Buyer Limited
Term Loan, 0.00%, (SOFR + 4.00%), 07/30/28 (a) (n)	102	95
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 07/30/28 (a) (n)	23	21
Peraton Corp.
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	819	775
PointClickCare Technologies, Inc.
Term Loan B, 5.94%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	192	183
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 6.53%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	871	837
Proofpoint, Inc.
1st Lien Term Loan, 6.32%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	463	434
Redstone Holdco 2 LP
2021 Term Loan, 7.53%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	173	127
Renaissance Holding Corp.
2018 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	615	583
2018 2nd Lien Term Loan, 9.52%, (1 Month USD LIBOR + 7.00%), 05/29/26 (a)	205	195
Sabre GLBL Inc.
2018 Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	137	135

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Sophia, L.P.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	806	773
Surf Holdings, LLC
USD Term Loan , 6.67%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	804	775
Tempo Acquisition LLC
2022 Term Loan B, 5.46%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	268	261
Tibco Software Inc.
2020 2nd Lien Term Loan, 9.78%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	45	45
Ultimate Software Group Inc (The)
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	47	45
2021 Term Loan, 5.54%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	916	869
2021 2nd Lien Term Loan, 7.54%, (3 Month USD LIBOR + 5.25%), 05/03/27 (a)	120	113
Ultra Clean Holdings, Inc
2021 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	205	201
VT Topco, Inc.
2021 Incremental Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 08/01/25 (a) (o)	108	103
		21,764
Consumer Discretionary 0.7%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 6.35%, (SOFR + 3.75%), 06/17/28 (a)	833	772
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	664	642
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 9.03%, (3 Month USD LIBOR + 6.25%), 10/07/28 (a)	289	268
Caesars Resort Collection, LLC
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	349	343
Carnival Corporation
USD Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 06/29/25 (a)	200	181
2021 Incremental Term Loan B, 6.13%, (6 Month USD LIBOR + 3.25%), 10/08/28 (a)	572	499
Clarios Global LP
2021 USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	724	684
Comet Acquisition, Inc.
Term Loan, 6.02%, (3 Month USD LIBOR + 3.50%), 10/23/25 (a)	125	120
Conservice Midco, LLC
2020 Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	314	301
DexKo Global Inc.
2021 USD Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	294	269
Element Materials Technology Group US Holdings Inc
Term Loan, 0.00%, (SOFR + 4.25%), 04/12/29 (a) (n)	79	74
Term Loan , 0.00%, (SOFR + 4.25%), 04/12/29 (a) (n)	171	160
Everi Holdings Inc.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	153	147
Fertitta Entertainment, LLC
2022 Term Loan B, 6.46%, (SOFR + 4.00%), 01/13/29 (a)	418	387
Getty Images, Inc.
2019 USD Term Loan B, 7.63%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	287	284
Great Outdoors Group, LLC
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	639	589
Jo-Ann Stores, Inc.
2021 Term Loan B1, 7.52%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	500	324
Kestrel Bidco Inc.
Term Loan B, 5.99%, (1 Month USD LIBOR + 3.00%), 07/31/26 (a)	249	219
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 6.82%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a)	606	559
LaserShip, Inc.
2021 Term Loan, 7.38%, (6 Month USD LIBOR + 4.50%), 04/30/28 (a)	238	200
2021 2nd Lien Term Loan, 10.38%, (3 Month USD LIBOR + 7.50%), 05/07/29 (a) (o)	75	57
LBM Acquisition LLC
Term Loan B, 7.12%, (6 Month USD LIBOR + 3.75%), 12/08/27 (a)	346	301
Mavis Tire Express Services Corp.
2021 Term Loan B, 7.25%, (1 Month Term SOFR + 4.00%), 04/13/26 (a)	873	817
Mileage Plus Holdings LLC
2020 Term Loan B, 8.78%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	337	338
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 05/08/26 (a)	533	513
PCI Gaming Authority
Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	138	133
Penn National Gaming, Inc.
2022 Term Loan B, 5.31%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	140	134
Perrigo Investments, LLC
Term Loan B, 5.11%, (1 Month Term SOFR + 2.50%), 04/05/29 (a)	204	201
PetSmart, Inc.
2021 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	825	779
Playa Resorts Holding B.V.
2017 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	571	549
Prometric Holdings, Inc.
1st Lien Term Loan, 5.53%, (1 Month USD LIBOR + 3.00%), 01/18/25 (a)	820	755
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 6.06%, (3 Month USD LIBOR + 3.25%), 02/04/28 (a)	237	214
Restoration Hardware, Inc.
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a)	416	367
Scientific Games Holdings LP
2022 USD Term Loan B, 5.62%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	280	259
Scientific Games International, Inc.
2022 USD Term Loan, 5.91%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	274	266
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.25%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	265
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 6.46%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	295	295
SMG US Midco 2, Inc.
2020 Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	416	395
Spin Holdco Inc.
2021 Term Loan, 7.14%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	409	358
Springs Windows Fashions, LLC
2021 Term Loan B, 7.60%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	247	192
SRS Distribution Inc.
2021 Term Loan B, 6.31%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	695	640
Staples, Inc.
7 Year Term Loan, 7.78%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	276	242
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	252	242

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2018 USD Incremental Term Loan, 5.89%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	242	232
Tamko Building Products, LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	138	130
Term Loan B, 5.81%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	297	280
Term Loan B, 6.07%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	146	137
Tecta America Corp.
2021 Term Loan, 6.77%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	267	253
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 5.77%, (1 Month USD LIBOR + 3.25%), 06/24/28 (a)	4	3
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 06/24/28 (a)	119	93
Travel Leaders Group, LLC
2018 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	352	322
Victoria's Secret & Co.
Term Loan B, 6.39%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a)	288	269
Wand NewCo 3, Inc.
2020 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	549	506
Whatabrands LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	407	376
Wheel Pros, LLC
2021 Term Loan, 7.55%, (1 Month USD LIBOR + 4.50%), 04/23/28 (a)	151	111
Zelis Healthcare Corporation
2021 Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	812	781
		18,827
Industrials 0.6%
Air Canada
2021 Term Loan B, 6.42%, (3 Month USD LIBOR + 3.50%), 07/27/28 (a)	269	256
Alliance Laundry Systems LLC
Term Loan B, 5.96%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	165	158
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	567	498
Amentum Government Services Holdings LLC
Term Loan B, 6.52%, (3 Month USD LIBOR + 4.00%), 01/24/27 (a)	407	388
2022 Term Loan, 7.21%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	77	74
2022 Term Loan, 7.56%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	87	83
American Airlines, Inc.
2017 1st Lien Term Loan, 4.87%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	369	338
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	411
American Trailer World Corp.
Term Loan B, 6.31%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	313	283
APX Group, Inc.
2021 Term Loan B, 6.24%, (1 Month USD LIBOR + 3.25%), 07/01/28 (a)	332	313
2021 Term Loan B, 8.50%, (1 Month USD LIBOR + 2.50%), 07/01/28 (a)	—	—
Artera Services, LLC
Incremental Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 03/06/25 (a)	68	55
Brookfield WEC Holdings Inc.
2021 Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	393	375
Brown Group Holding, LLC
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	69	66
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	20	19
CNT Holdings I Corp
2020 Term Loan, 6.25%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	820	780
Columbus McKinnon Corporation
2021 Term Loan B, 5.06%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	46	45
Compass Power Generation LLC
2022 Term Loan B2, 6.82%, (1 Month Term SOFR + 4.25%), 03/07/29 (a)	449	430
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	729	678
2021 2nd Lien Term Loan, 9.27%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a)	80	74
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, 6.28%, (1 Month Term SOFR + 3.25%), 01/07/29 (a)	119	115
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	147	135
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	273	251
EAB Global, Inc.
2021 Term Loan, 6.31%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a)	834	780
Echo Global Logistics, Inc.
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	353	331
Filtration Group Corporation
2018 1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	541	518
First Advantage Holdings, LLC
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	378	366
Garda World Security Corporation
2021 Term Loan B, 7.24%, (3 Month USD LIBOR + 4.25%), 10/30/26 (a)	562	527
2022 Term Loan B, 7.05%, (3 Month Term SOFR + 4.25%), 02/10/29 (a)	285	265
GIP II Blue Holding, L.P
Term Loan B, 6.75%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	205	202
Grinding Media Inc.
2021 Term Loan B, 7.14%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	144	128
2021 Term Loan B, 7.70%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	273	243
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 5.83%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	3	3
2021 Term Loan B1, 5.83%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	167	160
Kenan Advantage Group, Inc.
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	621	583
K-Mac Holdings Corp
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 06/23/28 (a)	330	308
Madison IAQ LLC
Term Loan, 6.82%, (3 Month USD LIBOR + 3.25%), 06/15/28 (a)	495	456
Minotaur Acquisition, Inc.
Term Loan B, 7.56%, (1 Month Term SOFR + 5.00%), 02/27/26 (a)	675	638
Mirion Technologies, Inc.
2021 Term Loan, 5.63%, (6 Month USD LIBOR + 2.75%), 10/05/28 (a)	423	404
Packers Holdings, LLC
2021 Term Loan, 6.01%, (1 Month USD LIBOR + 3.25%), 03/04/28 (a)	564	516
Pike Corporation
2021 Incremental Term Loan B, 5.53%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	158
Polaris Newco LLC
USD Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 06/03/28 (a)	802	738

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Titan Acquisition Limited
2018 Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 03/16/25 (a)	642	573
Uber Technologies, Inc.
2021 Term Loan B, 6.57%, (3 Month USD LIBOR + 3.50%), 02/16/27 (a)	29	28
United Airlines, Inc.
2021 Term Loan B, 6.53%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	688	655
Univar Inc.
2019 USD Term Loan B5, 4.52%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	92	91
Vertical US Newco Inc
Term Loan B, 6.87%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	806	770
Viad Corp
Initial Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 12/31/24 (a)	233	219
Waterlogic Holdings Limited
2021 USD Term Loan B2, 7.27%, (1 Month USD LIBOR + 4.75%), 08/04/28 (a)	651	638
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 07/22/28 (a)	569	516
		16,639
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	588	536
2021 First Lien Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	238	223
Alliant Holdings Intermediate, LLC
Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	489	468
2021 Term Loan B4, 6.49%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	268	254
AllSpring Buyer LLC
Term Loan B, 5.56%, (3 Month USD LIBOR + 3.25%), 04/21/28 (a)	336	326
AmWINS Group, Inc.
2021 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	434	415
AssuredPartners, Inc.
2022 Term Loan, 5.96%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	184	174
2020 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	625	591
Astra Acquisition Corp.
2021 1st Lien Term Loan, 7.77%, (1 Month USD LIBOR + 5.25%), 10/20/28 (a)	270	228
2021 2nd Lien Term Loan, 11.40%, (1 Month USD LIBOR + 8.88%), 10/22/29 (a) (o)	56	50
Asurion LLC
2021 2nd Lien Term Loan B3, 7.77%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	75
2021 Second Lien Term Loan B4, 7.77%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	670	509
BCP Renaissance Parent LLC
2022 Term Loan B3, 5.55%, (3 Month Term SOFR + 3.50%), 10/31/26 (a)	235	225
2022 Term Loan B3, 5.88%, (3 Month Term SOFR + 3.50%), 10/31/26 (a)	13	12
Castlelake Aviation Limited
Term Loan B, 6.04%, (3 Month USD LIBOR + 2.75%), 10/22/26 (a)	642	619
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 6.21%, (1 Month Term SOFR + 3.75%), 03/05/27 (a)	820	772
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 9.27%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	405	356
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	363	332
Eisner Advisory Group LLC
Term Loan, 7.82%, (1 Month Term SOFR + 5.25%), 12/31/24 (a) (o)	272	257
Greystone Select Financial LLC
Term Loan B, 7.74%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	123	114
Gulf Finance, LLC
2021 Term Loan, 9.28%, (1 Month USD LIBOR + 6.75%), 08/25/26 (a)	88	69
2021 Term Loan, 9.39%, (1 Month USD LIBOR + 6.75%), 08/25/26 (a)	153	120
HighTower Holdings LLC
2021 Term Loan B, 6.73%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	452	417
ION Trading Finance Limited
2021 USD Term Loan, 7.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	800	741
KKR Apple Bidco, LLC
2021 Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 07/14/28 (a)	293	279
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	122	117
PAI Holdco, Inc.
2020 Term Loan B, 6.56%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	343	324
Park River Holdings Inc
Term Loan, 5.53%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	634	535
Sweetwater Borrower, LLC
Term Loan B, 6.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	183	166
Tiger Acquisition, LLC
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 05/21/28 (a)	241	223
Trans Union, LLC
2021 Term Loan B6, 4.77%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	293	284
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 11.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	418	413
VS Buyer, LLC
Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	805	778
Walker & Dunlop, Inc.
2021 Term Loan, 4.81%, (SOFR + 2.25%), 10/14/28 (a)	194	188
		11,190
Health Care 0.4%
ADMI Corp.
2021 Incremental Term Loan B3, 6.27%, (1 Month USD LIBOR + 3.75%), 12/23/27 (a)	426	378
Air Methods Corporation
2017 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	233	185
Aveanna Healthcare, LLC
2021 Term Loan B, 6.80%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	179	142
2021 Delayed Draw Term Loan , 0.00%, (1 Month USD LIBOR + 3.75%), 06/30/28 (a) (n)	12	10
2021 2nd Lien Term Loan, 10.05%, (1 Month USD LIBOR + 7.00%), 12/08/29 (a) (o)	225	164
Bausch & Lomb, Inc.
Term Loan, 6.10%, (1 Month Term SOFR + 3.25%), 05/05/27 (a)	509	472
Change Healthcare Holdings LLC
2017 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	722	719
CHG Healthcare Services Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 3.25%), 09/22/28 (a)	450	432
Envision Healthcare Corporation
2022 Third Out Term Loan, 6.33%, (3 Month Term SOFR + 3.75%), 03/31/27 (a)	367	94
2022 Second Out Term Loan, 6.83%, (3 Month Term SOFR + 4.25%), 03/31/27 (a)	150	65
Gainwell Acquisition Corp.
Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	816	775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Global Medical Response, Inc.
2017 Incremental Term Loan, 6.77%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	189	163
2020 Term Loan B, 6.81%, (1 Month USD LIBOR + 4.25%), 09/24/25 (a)	252	218
Heartland Dental, LLC
2021 Incremental Term Loan, 7.08%, (1 Month USD LIBOR + 4.00%), 04/30/25 (a)	594	549
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 4.88%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	360	345
ICON Luxembourg S.A.R.L.
LUX Term Loan, 4.56%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	214	209
Jazz Financing Lux S.a.r.l.
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	726	701
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 5.55%, (SOFR + 3.00%), 10/15/27 (a)	122	118
MED ParentCo LP
1st Lien Term Loan, 6.77%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	372	312
Medline Borrower, LP
USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	833	764
Organon & Co
USD Term Loan , 6.19%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	754	735
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a)	824	781
Parexel International Corporation
2021 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	663	632
Pediatric Associates Holding Company, LLC
2022 Delayed Draw Term Loan, 4.92%, (6 Month USD LIBOR + 3.25%), 02/08/29 (a)	20	19
2021 Term Loan B, 5.08%, (3 Month USD LIBOR + 3.25%), 02/08/29 (a)	381	365
2022 Delayed Draw Term Loan, 6.06%, (3 Month USD LIBOR + 3.25%), 02/08/29 (a)	9	8
PetVet Care Centers, LLC
2021 Term Loan B3, 6.02%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	376	346
PRA Health Sciences, Inc.
US Term Loan, 4.56%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	56	54
Radiology Partners Inc
2018 1st Lien Term Loan B, 7.30%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	273	228
2018 1st Lien Term Loan B, 7.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	318	266
Southern Veterinary Partners, LLC
Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 10/05/27 (a)	605	571
Team Health Holdings, Inc.
1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	233	212
		11,032
Communication Services 0.3%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.76%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a)	263	205
Cablevision Lightpath LLC
Term Loan B, 6.07%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	265	254
Cengage Learning, Inc.
2021 Term Loan B, 7.81%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	664	599
CenturyLink, Inc.
2020 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	655	594
Charter Communications Operating, LLC
2019 Term Loan B2, 4.28%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	327	315
Cincinnati Bell, Inc.
2021 Term Loan B2, 5.81%, (1 Month Term SOFR + 3.25%), 11/17/28 (a)	114	109
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 6.31%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	419	373
Connect Finco Sarl
2021 Term Loan B, 6.03%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	205	191
CSC Holdings, LLC
2018 Incremental Term Loan, 5.07%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	169	158
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 5.95%, (1 Month Term SOFR + 3.25%), 08/24/26 (a)	239	46
DirecTV Financing, LLC
Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	481	447
E.W. Scripps Company (The)
2019 Term Loan B2, 5.09%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	307	296
GOGO Intermediate Holdings LLC
Term Loan B, 6.56%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	825	798
iHeartCommunications, Inc.
2020 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	315	295
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (a)	576	539
NASCAR Holdings, Inc
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	136	134
PUG LLC
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	504	436
Radiate Holdco, LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	829	765
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	190	166
Sinclair Television Group Inc.
Term Loan B2B, 5.03%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	332	314
Solis IV BV
USD Term Loan B1, 6.34%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	655	536
Telesat Canada
Term Loan B5, 5.34%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	184	97
Univision Communications Inc.
2022 First Lien Term Loan B, 7.79%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	85	83
Zayo Group Holdings, Inc.
USD Term Loan , 5.52%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	180
Ziggo Financing Partnership
USD Term Loan I, 5.32%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	270	257
		8,187
Materials 0.2%
BCPE Empire Holdings, Inc.
2022 Incremental Term Loan, 7.18%, (1 Month Term SOFR + 4.63%), 06/11/26 (a)	65	62
Charter NEX US, Inc.
2021 Term Loan, 6.56%, (3 Month USD LIBOR + 3.75%), 12/01/27 (a)	408	386
Cyanco Intermediate Corporation
2018 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	120	113
Diamond (BC) B.V.
2021 Term Loan B, 5.27%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	2	2
2021 Term Loan B, 5.56%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	787	724

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Illuminate Buyer, LLC
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	453	410
Kraton Corporation
2022 USD Term Loan, 6.72%, (3 Month Term SOFR + 3.25%), 11/18/28 (a)	264	254
Messer Industries GmbH
2018 USD Term Loan, 4.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	396	378
Olympus Water US Holding Corporation
2021 USD Term Loan B, 6.06%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	343	312
Pathway Vet Alliance LLC
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 03/31/27 (a)	366	320
Phoenix Services International, LLC
Term Loan, 9.00%, (PRIME + 2.75%), 01/29/25 (a)	141	24
PMHC II, Inc.
2022 Term Loan B, 6.98%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	255	205
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.21%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	321	260
PQ Corporation
2021 Term Loan B, 5.31%, (3 Month USD LIBOR + 2.50%), 05/26/28 (a)	138	132
Pregis TopCo Corporation
1st Lien Term Loan, 6.81%, (3 Month USD LIBOR + 4.00%), 07/25/26 (a)	481	457
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 6.28%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	188	168
2021 1st Lien Term Loan, 6.29%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	96	86
2021 1st Lien Term Loan, 7.17%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	94	84
2021 2nd Lien Term Loan, 9.03%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	34
2021 2nd Lien Term Loan, 9.92%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	34
Quikrete Holdings, Inc.
2021 Term Loan B1, 5.52%, (1 Month USD LIBOR + 3.00%), 12/24/24 (a)	175	168
TricorBraun Holdings, Inc.
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	663	621
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan , 6.25%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	8	7
2021 Incremental Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	87	82
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	298	286
2017 1st Lien Term Loan, 6.31%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	282	271
		5,880
Energy 0.2%
Artera Services, LLC
2018 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	270	219
Atlas Purchaser, Inc.
2021 Term Loan, 8.12%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	499	387
CQP Holdco LP
2021 Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	884	851
EG America LLC
2018 USD Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	229	213
EG Group Limited
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	218	203
ExGen Renewables IV, LLC
2020 Term Loan, 5.57%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	272	266
Foresight Energy LLC
2020 Exit Term Loan A, 10.25%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (o)	139	136
Freeport LNG Investments, LLLP
Term Loan B, 6.21%, (3 Month USD LIBOR + 3.50%), 11/17/28 (a)	365	337
Granite Holdings US Acquisition Co.
2021 Term Loan B, 6.31%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	682	654
Oryx Midstream Services Permian Basin LLC
Term Loan B, 6.21%, (3 Month USD LIBOR + 3.25%), 12/31/24 (a)	328	318
Prairie ECI Acquiror LP
Term Loan B, 7.27%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	197	184
Traverse Midstream Partners LLC
2017 Term Loan, 5.95%, (3 Month Term SOFR + 4.25%), 09/22/24 (a)	372	362
		4,130
Consumer Staples 0.1%
Conair Holdings, LLC
Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	496	416
H Food Holdings LLC
2018 Term Loan B, 6.21%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	671	521
Monogram Food Solutions, LLC
Term Loan B, 6.56%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	452	434
PECF USS Intermediate Holding III Corporation
Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	614	523
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (i) (j) (o)	33	—
Reynolds Consumer Products LLC
Term Loan, 4.27%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	162	156
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 6.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	127	118
Triton Water Holdings, Inc
Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	610	546
United Natural Foods, Inc.
Term Loan B, 5.82%, (1 Month Term SOFR + 3.25%), 10/10/25 (a)	157	154
Verscend Holding Corp.
2021 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	812	786
		3,654
Utilities 0.1%
Calpine Corporation
2019 Term Loan B10, 4.52%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	53	51
Edgewater Generation, L.L.C.
Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 11/29/25 (a)	288	251
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 10/05/25 (a)	247	228
Pacific Gas & Electric Company
2020 Term Loan, 5.56%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	420	401
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	289	278
1st Lien Term Loan B3, 4.74%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	69
Waterbridge Midstream Operating LLC
Term Loan B, 9.13%, (3 Month USD LIBOR + 5.75%), 06/22/26 (a)	236	228
		1,506

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Real Estate 0.0%
Iron Mountain, Inc.
2018 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	318	309
Total Senior Floating Rate Instruments (cost $111,467)		103,118
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (i) (o)	21	408
Frontera Holdings LLC (i) (o)	—	—
Energy 0.0%
Gulfport Energy Operating Corporation (i)	2	178
McDermott International, Inc. (i)	11	5
		183
Communication Services 0.0%
Intelsat Jackson Holdings, Ltd. (i) (o)	4	115
Consumer Discretionary 0.0%
CW Travel Holdings (i) (o)	5	51
Total Common Stocks (cost $601)		757
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (i) (o)	—	2
Intelsat Jackson Holdings, Ltd. (i) (o)	—	2
Total Rights (cost $0)		4
WARRANTS 0.0%
Avation PLC (i)	10	2
Total Warrants (cost $0)		2
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (i) (o) (p)	510	—
Intelsat Jackson Holdings S.A. (i) (o) (p)	440	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.0%
JNL Government Money Market Fund, 2.68% (q) (r)	54,623	54,623
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (q) (r)	8,805	8,805
U.S. Treasury Bill 0.1%
Treasury, United States Department of
2.03%, 04/20/23 (s)	1,910	1,871
Total Short Term Investments (cost $65,317)		65,299
Total Investments 99.5% (cost $3,115,133)		2,689,380
Other Derivative Instruments0.0%		7
Other Assets and Liabilities, Net 0.5%		12,402
Total Net Assets 100.0%		2,701,789

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $8,708.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $255,856 and 9.5% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Non-income producing security.

(j) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

(s) The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	822	651	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	346	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	814	666	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	483	358	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	417	340	—
Assembleia da Republica, 2.88%, 10/15/25	02/27/19	238	196	—
Assembleia da Republica, 1.95%, 06/15/29	08/22/19	619	467	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	342	218	—
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	315	287	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	200	174	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	399	356	—
Banco Espirito Santo S.A., 0.00%, 05/08/17	07/10/15	5,090	541	—
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	212	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	511	449	—
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	632	590	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	341	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	1,175	1,064	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	265	258	—
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,341	1,147	0.1
Bank Leumi le-Israel B.M., 3.28%, 01/29/31	09/15/22	350	339	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	772	735	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	347	324	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	419	367	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	1,681	1,242	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	939	774	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,378	1,024	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/18/22	1,031	967	0.1
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	466	313	—
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/22)	10/10/18	1,064	3	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,001	876	—
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	1,513	1,358	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	908	803	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	685	588	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/23/18	1,640	563	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,888	1,351	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	1,132	792	—
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	822	604	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	11/03/21	200	168	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	451	303	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	462	411	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,245	3,617	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	304	267	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	772	589	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,116	1,875	0.1
Gouvernement De France, 0.25%, 11/25/26	02/04/19	1,009	801	—
Gouvernement De France, 1.00%, 05/25/27	04/03/18	365	282	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	348	261	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	539	363	—
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25	08/16/18	1,087	906	0.1
Hunt Oil USA, Inc., 6.38%, 06/01/28	08/09/22	1,314	1,226	0.1
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	681	664	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	837	670	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	12/08/21	479	428	—
JSW Steel Limited, 5.05%, 04/05/32	07/27/22	1,285	1,120	0.1
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	619	529	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	05/05/21	508	460	—
KT Corp, 2.50%, 07/18/26	05/05/21	1,562	1,368	0.1
KT Corp, 1.38%, 01/21/27	10/18/21	986	855	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	1,819	1,596	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	1,061	865	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	446	407	—
Minejesa Capital B.V., 4.63%, 08/10/30	04/03/19	2,024	1,615	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	2,437	1,823	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	406	391	—
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	346	284	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	332	302	—
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	07/29/22	720	697	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/03/21	1,710	1,345	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	401	356	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/29/21	512	368	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	899	700	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	339	236	—
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	198	162	—
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	1,319	1,097	0.1
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	479	381	—
PT Indonesia Asahan Aluminium (Persero), 5.80%, 05/15/50	06/14/22	165	149	—
Qatarenergy, 2.25%, 07/12/31	10/18/21	2,171	1,763	0.1
Reliance Industries Limited, 2.88%, 01/12/32	03/22/22	1,100	934	0.1
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/24/21	2,355	1,665	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.00%, 06/22/26	02/04/19	984	791	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	601	471	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	180	140	—
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	10/28/21	197	162	—
SPARC Limited, 0.00%, 12/05/22	10/05/17	371	366	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	924	729	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/10/21	1,224	989	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	06/07/22	195	185	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	07/17/18	2,854	31	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	688	582	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	332	316	—
Vedanta Resources Limited, 6.13%, 08/09/24	03/01/19	1,341	830	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	05/31/22	330	270	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	652	385	—
		86,634	62,230	2.3

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Aveanna Healthcare, LLC - 2021 Delayed Draw Term Loan	29	(6)
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	37	(2)
Pediatric Associates Holding Company, LLC - 2022 Delayed Draw Term Loan	29	(1)
TGP Holdings III, LLC - 2021 Delayed Draw Term Loan	12	(3)
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	5	-
VT Topco, Inc. - 2021 Delayed Draw Term Loan	7	-
	119	(12)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	SSB	10/27/22	AUD	(520)	(333)	3
USD/ILS	CIT	10/27/22	ILS	(760)	(213)	4
					(546)	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,093,274	—	1,093,274
Non-U.S. Government Agency Asset-Backed Securities	—	745,198	—	745,198
Corporate Bonds And Notes	—	681,728	—	681,728
Senior Floating Rate Instruments	—	102,351	767	103,118
Common Stocks	183	—	574	757
Rights	—	—	4	4
Warrants	2	—	—	2
Other Equity Interests	—	—	—	—
Short Term Investments	63,428	1,871	—	65,299
	63,613	2,624,422	1,345	2,689,380
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(12)	—	(12)
	—	(12)	—	(12)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	7	—	7
	—	7	—	7

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 64.7%
Singapore 8.8%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	7,986	6,996
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	6,911	5,641
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (b)	1,400	1,248
1.83%, 09/10/30 (b) (c)	3,600	3,208
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (a)	2,900	2,464
2.25%, 04/30/30 (a)	8,600	7,258
Singtel Group Treasury Pte. Ltd.
2.38%, 08/28/29 (a)	2,200	1,877
1.88%, 06/10/30 (a)	3,500	2,842
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	250	192
1.00%, 10/06/30 (c)	12,950	9,941
1.63%, 08/02/31 (a)	9,500	7,519
United Overseas Bank Limited
1.75%, 03/16/31 (a)	5,500	4,804
		53,990
Colombia 6.5%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a)	1,000	943
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (d)	2,950	2,144
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	587
Ecopetrol S.A.
6.88%, 04/29/30	2,000	1,688
4.63%, 11/02/31	5,150	3,605
5.88%, 05/28/45 - 11/02/51	11,640	6,834
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	10,042	7,142
4.38%, 02/15/31 (a)	4,900	3,374
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	765	712
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (a)	6,400	5,272
6.25%, 02/15/25 (c)	300	248
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	200	145
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	9,150	7,035
		39,729
India 5.0%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	6,378	4,919
3.00%, 02/16/31 (c)	750	579
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	2,600	2,247
4.38%, 07/03/29 (a)	800	666
3.10%, 02/02/31 (a)	4,700	3,364
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	1,472	1,160
JSW Steel Limited
5.05%, 04/05/32 (a)	8,155	5,710
Reliance Industries Limited
2.88%, 01/12/32 (a) (e)	6,400	4,982
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	845
UPL Corporation Limited
4.50%, 03/08/28 (a)	1,191	990
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	1,247
Vedanta Resources Limited
6.13%, 08/09/24 (a)	6,500	3,851
		30,560
Chile 4.9%
AES Andes SA
6.35%, 10/07/79 (a)	4,100	3,547
6.35%, 10/07/79 (c)	2,000	1,730
Agrosuper S.A.
4.60%, 01/20/32 (c)	2,100	1,709
Cap S.A.
3.90%, 04/27/31 (a)	5,214	3,681
3.90%, 04/27/31 (c)	2,250	1,588
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (f)	4,700	3,362
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	1,765	1,553
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	4,336	3,872
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (a)	4,600	1,524
Engie Energia Chile S.A.
3.40%, 01/28/30 (a)	4,500	3,395
Inversiones La Construccion S.A.
4.75%, 02/07/32 (a)	4,900	3,615
Telefonica Moviles Chile S.A.
3.54%, 11/18/31 (c)	400	312
		29,888
Peru 4.8%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (c)	911	910
Banco BBVA Peru
5.25%, 09/22/29 (a)	500	478
Banco de Credito del Peru
3.13%, 07/01/30 (a)	2,900	2,523
3.13%, 07/01/30 (c)	2,300	2,022
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	6,100	5,482
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	2,032	1,862
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	6,930	6,185
Inkia Energy Limited
5.88%, 11/09/27 (a)	3,273	3,011
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	718	625
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	4,700	3,290
5.63%, 06/19/47 (a)	1,600	944
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	2,175	2,011
		29,343
Mexico 4.7%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (c) (g) (h)	293	15
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (d)	1,500	1,180
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (d)	1,500	1,279
7.50%, (100, 06/27/29) (c) (d)	530	452
7.63%, (100, 01/10/28) (a) (d)	6,800	6,026
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (a)	1,300	1,118
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	3,900	3,187
5.88%, 09/13/34 (a)	3,200	2,746
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	2,900	1,935
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (d)	6,850	5,521
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/22) (a) (d) (g) (h) (i)	3,200	8
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	2,400	719
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	531	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
6.75%, 09/21/47	7,650	4,265
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (d) (g) (h) (i)	8,350	84
		29,005
Netherlands 4.4%
AES Andres B.V.
5.70%, 05/04/28 (c)	5,700	4,675
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	6,000	5,921
Digicel International Finance Limited
13.00%, 12/31/25 (c) (j)	242	190
8.00%, 12/31/26 (c)	164	100
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (a)	1,600	1,344
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	1,400	1,095
MV24 Capital B.V.
6.75%, 06/01/34 (a)	1,862	1,582
Petrobras Global Finance B.V.
6.75%, 06/03/50	9,400	7,665
VTR Finance N.V.
6.38%, 07/15/28 (a)	8,000	4,400
		26,972
Indonesia 3.6%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,130	3,330
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	6,198	5,082
5.63%, 08/10/37 (a)	10,800	7,722
PT Freeport Indonesia
5.32%, 04/14/32 (c)	3,400	2,805
6.20%, 04/14/52 (a)	3,600	2,740
PT Indonesia Asahan Aluminium (Persero)
5.80%, 05/15/50 (a) (e)	700	521
		22,200
Luxembourg 3.5%
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (a)	6,300	5,031
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (a)	8,800	6,617
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	4,600	3,486
Movida Europe S.A.
5.25%, 02/08/31 (a)	4,000	2,838
Simpar Europe
5.20%, 01/26/31 (a)	4,525	3,169
		21,141
Brazil 2.4%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (d)	6,000	5,182
9.00%, (100, 06/18/24) (a) (d)	1,761	1,741
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,667
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (d)	2,440	1,887
4.63%, (100, 02/27/25) (c) (d)	2,560	1,999
3.88%, 04/15/31 (a)	1,560	1,334
		14,810
Jersey 2.4%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	12,483	10,253
2.63%, 03/31/36 (a)	3,400	2,616
2.94%, 09/30/40 (a)	2,430	1,850
		14,719
United States of America 2.1%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,380	1,250
4.63%, 08/01/30	5,000	4,415
Mercury Chile Holdco LLC
6.50%, 01/24/27 (c)	2,800	2,454
Periama Holdings, LLC
5.95%, 04/19/26 (a)	200	173
Sasol Financing USA LLC
5.50%, 03/18/31 (e)	6,133	4,614
		12,906
South Korea 1.8%
KT Corp
2.50%, 07/18/26 (a)	3,500	3,192
1.38%, 01/21/27 (a)	3,230	2,761
LG Chem, Ltd.
2.38%, 07/07/31 (c)	1,200	949
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (d)	4,800	4,059
		10,961
Qatar 1.5%
Qatarenergy
2.25%, 07/12/31 (a)	11,400	9,136
Mauritius 1.3%
Network I2I Limited
3.98%, (100, 03/03/26) (a) (d)	4,950	4,059
UPL Corporation Limited
4.63%, 06/16/30 (a)	4,784	3,780
		7,839
Panama 1.1%
Banco Nacional De Panama
2.50%, 08/11/30 (c)	1,500	1,102
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,328	1,162
6.50%, 10/01/38 (c)	5,312	4,652
		6,916
Ireland 1.1%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	8,000	6,520
Malaysia 1.0%
PETRONAS Capital Limited
2.48%, 01/28/32 (a)	800	646
2.48%, 01/28/32 (c)	6,550	5,268
		5,914
Spain 0.9%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (a)	275	238
5.75%, 06/15/33 (c)	4,000	2,720
5.75%, 06/15/33 (a)	4,225	2,873
		5,831
Canada 0.7%
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	3,000	2,917
5.88%, 05/18/30 (c)	1,200	1,177
		4,094
United Kingdom 0.6%
Antofagasta PLC
2.38%, 10/14/30 (a)	3,550	2,626
SCC Power PLC
8.00%, 12/31/28 (c) (j)	2,399	893
4.00%, 05/17/32 (c) (j)	1,300	95
		3,614
Israel 0.4%
Bank Hapoalim Ltd
3.26%, 01/21/32 (b)	2,400	2,004
Bank Leumi le-Israel B.M.
3.28%, 01/29/31 (a)	200	170
		2,174
Saudi Arabia 0.3%
SA Global Sukuk Limited
2.69%, 06/17/31 (c)	2,000	1,684
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	2,000	1,558
Paraguay 0.2%
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (f)	1,872	1,180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Thailand 0.1%
KASIKORNBANK Public Company Limited
4.00%, (100, 02/10/27) (a) (d)	300	240
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	400	353
2.99%, 01/15/30 (c)	260	220
		813
Austria 0.1%
Suzano Austria GmbH
3.13%, 01/15/32	800	576
Cayman Islands 0.1%
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (f)	880	530
Bermuda 0.1%
Digicel Group Limited
7.00%, (100, 06/01/23) (b) (c) (d) (j)	802	160
11.00%, 04/01/25 (c) (j)	612	245
		405
Argentina 0.0%
Pampa Energia S.A.
9.13%, 04/15/29 (a)	150	126
Total Corporate Bonds And Notes (cost $495,278)		395,134
GOVERNMENT AND AGENCY OBLIGATIONS 33.1%
Mexico 5.0%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	7,600	5,813
4.75%, 04/27/32 (e)	2,650	2,373
4.28%, 08/14/41	20,250	14,722
4.35%, 01/15/47	2,500	1,755
5.00%, 04/27/51	1,400	1,068
4.40%, 02/12/52	6,850	4,705
		30,436
Colombia 4.1%
Presidencia de la Republica de Colombia
3.13%, 04/15/31	6,400	4,418
3.25%, 04/22/32	12,400	8,312
5.00%, 06/15/45	15,700	9,549
4.13%, 05/15/51	4,600	2,443
		24,722
Philippines 3.6%
The Philippines, Government of
2.46%, 05/05/30	1,700	1,400
1.65%, 06/10/31	7,000	5,237
3.70%, 03/01/41 - 02/02/42	16,650	12,628
2.95%, 05/05/45	2,400	1,557
2.65%, 12/10/45	1,600	983
		21,805
Panama 3.4%
Government of the Republic of Panama
2.25%, 09/29/32	14,000	9,870
4.30%, 04/29/53	1,800	1,206
4.50%, 04/01/56	2,000	1,348
3.87%, 07/23/60	13,700	8,134
		20,558
Indonesia 3.1%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a)	6,000	4,410
The Republic of Indonesia, The Government of
2.15%, 07/28/31	6,200	4,820
4.35%, 01/11/48	1,200	951
3.70%, 10/30/49 (e)	12,100	8,682
		18,863
Chile 2.8%
Presidencia de la Republica
2.45%, 01/31/31 (e)	4,700	3,754
2.55%, 07/27/33 (e)	3,500	2,625
3.10%, 05/07/41 - 01/22/61	9,500	5,827
3.50%, 01/25/50	7,600	5,127
		17,333
Dominican Republic 2.4%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (c)	2,000	1,573
4.88%, 09/23/32 (c)	14,200	10,668
6.00%, 02/22/33 (c)	1,500	1,217
5.88%, 01/30/60 (a)	2,200	1,444
		14,902
Brazil 2.3%
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31 (e)	12,000	9,660
5.63%, 02/21/47 (e)	5,900	4,521
		14,181
Saudi Arabia 2.1%
Saudi Arabia, Kingdom of
2.25%, 02/02/33 (a)	600	468
3.45%, 02/02/61 (a)	18,900	12,590
		13,058
South Korea 1.5%
The Korea Development Bank
1.63%, 01/19/31	3,300	2,589
2.00%, 10/25/31	8,150	6,487
The Republic of Korea, Government of
2.75%, 01/19/27	200	185
		9,261
United Arab Emirates 1.1%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	700	631
1.70%, 03/02/31 (a)	3,200	2,529
3.13%, 09/30/49 (a)	4,900	3,419
		6,579
Peru 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	2,500	1,978
3.30%, 03/11/41	5,000	3,422
		5,400
South Africa 0.8%
South Africa, Parliament of
4.30%, 10/12/28	4,500	3,741
5.88%, 04/20/32	800	649
7.30%, 04/20/52	800	604
		4,994
Ukraine 0.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/01/25 (a) (g) (h)	510	129
Total Government And Agency Obligations (cost $281,733)		202,221
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
Altaba Inc. (a) (g) (k) (l)	310	—
Altaba Inc. (c) (g) (k) (l)	310	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (g) (k)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 3.8%
JNL Securities Lending Collateral Fund, 2.88% (m) (n)	23,083	23,083
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (m) (n)	1,637	1,637
Total Short Term Investments (cost $24,720)		24,720
Total Investments 101.8% (cost $801,731)		622,075
Other Assets and Liabilities, Net (1.8)%		(11,296)
Total Net Assets 100.0%		610,779

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $107,287 and 17.6% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) All or a portion of the security was on loan as of September 30, 2022.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Non-income producing security.

(h) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	3,103	2,529	0.4
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	4,753	3,419	0.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	6,071	4,919	0.8
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,583	2,247	0.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	814	666	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,329	3,364	0.6
AES Andes SA, 6.35%, 10/07/79	11/18/19	4,104	3,547	0.6
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	271	238	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	3,577	2,873	0.5
Altaba Inc. (callable at 100, 02/10/23)	09/30/22	—	—	—
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	3,445	2,626	0.4
Banco BBVA Peru, 5.25%, 09/22/29	12/03/20	524	478	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	1,037	943	0.2
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,929	2,523	0.4
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,927	5,182	0.8
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	1,840	1,741	0.3
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,981	2,667	0.4
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	614	587	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,215	5,482	0.9
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	1,263	1,180	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,279	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,732	6,026	1.0
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,147	1,118	0.2
Bank Leumi le-Israel B.M., 3.28%, 01/29/31	09/27/22	173	170	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	3,338	3,187	0.5
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	2,838	2,746	0.5
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,262	1,180	0.2
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,222	1,935	0.3
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	7,822	6,520	1.1
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	08/15/19	380	99	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	08/15/19	131	30	—
Cap S.A., 3.90%, 04/27/31	12/10/21	4,953	3,681	0.6
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/07/22	5,734	5,521	0.9
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/22)	08/01/18	3,123	8	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	7,926	6,996	1.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	5,500	5,031	0.8
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,777	1,553	0.3
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	4,464	3,872	0.6
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,418	1,524	0.2
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,534	7,142	1.2
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,774	3,374	0.6
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	4,622	3,395	0.6
EQUATE Petrochemical B.V., 2.63%, 04/28/28	11/03/21	1,602	1,344	0.2
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	2,066	1,862	0.3
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	811	712	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	3,377	2,616	0.4
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	2,425	1,850	0.3
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25	05/24/18	6,293	5,272	0.9
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	6,627	6,185	1.0
Inkia Energy Limited, 5.88%, 11/09/27	07/24/18	3,217	3,011	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	3,730	3,615	0.6
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/15/21	2,251	1,887	0.3
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/23/21	1,509	1,334	0.2
JSW Steel Limited, 5.05%, 04/05/32	07/27/22	6,527	5,710	0.9
KASIKORNBANK Public Company Limited, 4.00% (callable at 100, 02/10/27)	08/03/22	250	240	—
KT Corp, 2.50%, 07/18/26	05/05/21	3,647	3,192	0.5
KT Corp, 1.38%, 01/21/27	10/18/21	3,183	2,761	0.5
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,806	5,641	0.9
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	7,914	6,617	1.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	515	470	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	6,388	5,082	0.8
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	10,772	7,722	1.3
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	1,136	1,095	0.2
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	3,290	2,838	0.5
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,736	1,582	0.3
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	07/29/22	4,203	4,059	0.7
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	8,889	7,035	1.2
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	722	625	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	1,412	1,248	0.2
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	125	126	—
Periama Holdings, LLC, 5.95%, 04/19/26	07/27/22	183	173	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	6,097	4,410	0.7
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,230	3,290	0.5
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	1,356	944	0.2
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	792	646	0.1
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	2,113	1,444	0.2
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	05/05/20	2,975	2,464	0.4
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	8,725	7,258	1.2
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	3,446	2,740	0.4
PT Indonesia Asahan Aluminium (Persero), 5.80%, 05/15/50	06/14/22	577	521	0.1
Qatarenergy, 2.25%, 07/12/31	10/18/21	11,262	9,136	1.5
Reliance Industries Limited, 2.88%, 01/12/32	03/22/22	5,865	4,982	0.8
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	566	530	0.1
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	587	468	0.1
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	17,624	12,590	2.1
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,737	3,169	0.5
Singtel Group Treasury Pte. Ltd., 2.38%, 08/28/29	10/27/21	2,241	1,877	0.3
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	3,439	2,842	0.5
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	244	192	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	9,225	7,519	1.2
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,210	2,011	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,359	1,162	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,056	845	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/22/18	7,694	84	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	5,493	4,804	0.8
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	970	990	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	3,907	3,780	0.6
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,257	3,851	0.6
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	7,775	4,400	0.7
		363,182	288,451	47.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	395,134	—	395,134
Government And Agency Obligations	—	202,221	—	202,221
Other Equity Interests	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	24,720	—	—	24,720
	24,720	597,355	—	622,075

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 59.0%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 3.71%, (3 Month USD LIBOR + 1.20%), 10/16/34 (a)	10,000	9,445
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-D-5BP, REMIC, 4.32%, (1 Month USD LIBOR + 1.50%), 06/15/33 (a)	861	797
Series 2018-F-5BP, REMIC, 5.42%, (1 Month USD LIBOR + 2.60%), 06/15/33 (a)	2,913	2,630
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	620	619
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	1,239	1,216
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	977
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,702
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,205
Affirm Asset Securitization Trust 2022-A
Series 2022-A-A, 4.30%, 11/15/24	6,250	6,045
AIG CLO 2021-2, LLC
Series 2021-A-2A, 3.88%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	2,500	2,407
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	2,438	2,370
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,588	1,502
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,717
Allegro CLO VII Ltd
Series 2018-A-1A, 3.61%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,900
Allegro CLO X Ltd
Series 2019-AR-1A, 3.86%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,378
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	834	541
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	683	482
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,098	925
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,490	2,415
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,004	3,563
American Home Mortgage Investment Trust
Series 2004-M1-2, REMIC, 3.98%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,518	2,306
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 4.11%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,284
AMSR 2020-SFR2 Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	9,671
Anchorage Capital Clo 19, Ltd.
Series 2021-A-19A, 3.72%, (3 Month USD LIBOR + 1.21%), 10/16/34 (a)	7,000	6,696
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 4.29%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,907
Anchorage Capital CLO 9, Ltd.
Series 2016-AR2-9A, 3.65%, (3 Month USD LIBOR + 1.14%), 07/15/32 (a)	7,500	7,252
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	772	692
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, 1.98%, 10/25/66	4,061	3,384
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	1,179	1,113
Apidos CLO XXXV
Series 2021-A-35A, 3.76%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	1,910
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,282	912
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.08%, 05/15/53 (a)	24,512	1,279
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Interest Only, Series 2021-XA-MF2, REMIC, 1.23%, 06/15/54 (a)	51,260	3,475
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 5.05%, (1 Month Term SOFR + 2.76%), 09/15/36 (a) (b)	4,369	4,205
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 4.01%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,603
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	1,211	1,167
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,198	1,089
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 3.77%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	1,439	1,416
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 4.42%, (3 Month USD LIBOR + 1.65%), 07/28/31 (a) (c)	2,000	1,862
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 3.14%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	9,888
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	350	310
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 4.48%, (SOFR 30-Day Average + 2.20%), 01/19/37 (a)	3,000	2,960
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 2.90%, 05/20/36 (a)	1,921	1,641
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.49%, 05/17/50 (a)	14,117	644
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.15%, 06/17/64 (a)	59,417	3,567
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 1.02%, 09/17/64 (a)	80,170	3,865
Battalion CLO XI Ltd.
Series 2017-AR-11A, 3.93%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	8,000	7,637
Battalion CLO XV Ltd.
Series 2020-A1-15A, 4.09%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,844
Battalion CLO XX Ltd.
Series 2021-A-20A, 3.69%, (3 Month USD LIBOR + 1.18%), 07/17/34 (a)	1,500	1,436
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 6.05%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,357
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 5.67%, (1 Month USD LIBOR + 2.85%), 11/15/34 (a)	2,715	2,540
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.60%, 02/17/50 (a)	20,605	1,007
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.15%, 07/17/54 (a)	26,096	1,765
Interest Only, Series 2021-XD-C10, REMIC, 1.82%, 07/17/54 (a)	16,250	1,717
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	3,042	2,220
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 3.34%, 02/25/47 (a)	7,472	6,117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.63%, 01/16/54 (a)	30,593	2,689
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XB-B27, REMIC, 1.06%, 07/17/54 (a)	38,050	2,475
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 3.88%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	4,775
BlueMountain CLO Ltd
Series 2021-A1-31A, 3.89%, (3 Month USD LIBOR + 1.15%), 04/19/34 (a)	4,000	3,839
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	4,145	3,859
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	5,806	5,512
Bridge Street CLO Ltd
Series 2021-A1A-1A, REMIC, 3.94%, (3 Month USD LIBOR + 1.23%), 07/20/34 (a)	3,500	3,341
BRSP 2021-FL1, Ltd.
Series 2021-AS-FL1, 4.59%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,635
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 4.87%, (1 Month USD LIBOR + 2.05%), 12/15/38 (a)	2,000	1,870
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,294	1,140
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-E-SOAR, REMIC, 4.62%, (1 Month USD LIBOR + 1.80%), 06/15/23 (a)	4,962	4,550
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 4.82%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	2,422	2,234
BX Trust
Series 2021-D-VIEW, REMIC, 5.72%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	701
Series 2021-E-VIEW, REMIC, 6.42%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,153	2,022
BX TRUST 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 4.72%, (1 Month USD LIBOR + 1.90%), 08/15/36 (a)	3,765	3,562
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 5.07%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,649
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 11/15/23 (a)	5,423	5,030
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 4.20%, (1 Month USD LIBOR + 1.39%), 09/15/23 (a)	3,500	3,223
CAL Funding IV Ltd
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,490	2,185
Carbon Capital VI Commercial Mortgage 2017-FL2 Tru
Series 2019-B-FL2, REMIC, 5.67%, (1 Month USD LIBOR + 2.85%), 10/15/35 (a)	1,752	1,650
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 3.85%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	4,500	4,284
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 3.24%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,237	2,135
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,129
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,151	1,871
Cathedral Lake VIII, Ltd.
Series 2021-A1-8A, 3.93%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	5,000	4,770
CBAM 2017-1 Ltd
Series 2017-B-1A, 4.51%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	958
CBAM 2017-2 Ltd
Series 2017-AR-2A, 3.93%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	4,744
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 3.83%, (3 Month USD LIBOR + 1.12%), 04/20/32 (a)	4,000	3,875
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.38%, 05/12/50 (a)	14,657	619
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	350	303
CFCRE 2016-C3 Mortgage Trust
Interest Only, Series 2016-XA-C3, REMIC, 1.14%, 01/10/48 (a)	4,627	120
CFCRE 2016-C4 Mortgage Trust
Series 2016-C-C4, REMIC, 5.00%, 04/10/26 (a)	2,332	2,132
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (a)	14,403	615
CFCRE 2017-C8 Mortgage Trust
Interest Only, Series 2017-XA-C8, REMIC, 1.65%, 06/17/50 (a)	12,835	654
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 4.50%, (1 Month Term SOFR + 2.21%), 02/16/38 (a) (b)	2,500	2,425
CHL Mortgage Pass-Through Trust 2007-10
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,895	1,576
CIFC Funding 2019-VI Ltd
Series 2019-A1-6A, 4.07%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,352
Citigroup Commercial Mortgage Trust 2014-GC19
Interest Only, Series 2014-XA-GC19, REMIC, 1.27%, 03/12/47 (a)	23,629	258
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.30%, 05/10/47 (a)	21,932	313
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	1,520	1,407
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (a)	3,867	124
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.84%, 04/12/49 (a)	3,313	147
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (a)	6,223	243
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (a)	9,134	385
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.27%, 04/15/50 (a)	11,353	435
Citigroup Commercial Mortgage Trust 2018-TBR
Series 2018-E-TBR, REMIC, 5.62%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,533
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 2.74%, (1 Month USD LIBOR + 0.20%), 04/26/38 (a) (b)	14,199	12,854
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	675	561
CLNC 2019-FL1, Ltd.
Series 2019-D-FL1, 5.30%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,857
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	990	843
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	4,105	3,740
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	4,471	3,935
COMM 2013-CR12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.24%, 10/15/46 (a)	29,887	225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
COMM 2013-CR16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,544	1,468
COMM 2013-CR25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.95%, 08/12/48 (a)	19,243	364
COMM 2013-CR26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.05%, 10/13/48 (a)	4,494	96
COMM 2014-CR27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 1.06%, 10/13/48 (a)	10,191	223
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.22%, 06/12/47 (a)	29,926	372
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.48%, 06/12/25 (a)	5,124	4,788
Interest Only, Series 2015-XA-LC21, REMIC, 0.81%, 07/10/48 (a)	16,867	239
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.47%, 10/13/26 (a)	1,276	1,144
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 4.99%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	169
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	459	437
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 3.93%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	6,000	5,710
Series 2021-B-1A, 4.59%, (3 Month USD LIBOR + 1.88%), 01/22/35 (a)	3,400	3,134
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	874	851
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	493	363
Crown City CLO
Series 2021-A1A-1A, 3.88%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	2,857
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.83%, 08/15/25 (a)	4,356	3,833
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.45%, 02/25/60 (a)	3,750	3,549
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	5,253	5,074
CSMC 2020-SPT1 Trust
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	601	588
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	456
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 3.90%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	9,731
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 3.41%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,673	1,469
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 4.82%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,105	2,973
DBJPM 2016-C1 Mortgage Trust
Series 2016-C-C1, REMIC, 3.47%, 03/12/26 (a)	801	665
Interest Only, Series 2016-XA-C1, REMIC, 1.52%, 05/12/49 (a)	11,559	424
DBUBS 2017-BRBK Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a)	3,430	3,087
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (a)	585	520
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.68%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	925	771
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,639	2,544
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 3.63%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,766
Elmwood CLO II Ltd
Series 2019-AR-2A, 3.86%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	4,825
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,422
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,139
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 3.78%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,097	1,041
Foundation Finance Trust 2019-1
Series 2019-A-1A, 3.86%, 12/15/24	779	769
FOUNTAINEBLEU MIAMI BEACH TRUST CLASS G
Series 2019-G-FBLU, REMIC, 4.09%, 12/12/24 (a)	3,670	3,244
Freed ABS Trust 2019-1
Series 2019-C-1, 5.39%, 06/18/26	271	270
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 8.05%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	495
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 6.90%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	268	267
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 6.10%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	253
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 6.33%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	495
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 4.75%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	2,326	2,305
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 4.85%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	1,863	1,848
FS Rialto 2022-FL5 Issuer LLC
Series 2022-A-FL5, 4.60%, (1 Month Term SOFR + 2.30%), 06/22/37 (a)	4,125	4,089
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 3.94%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	7,722
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,655	2,951
Generate CLO 6 Ltd
Series A1R-6A, 3.96%, (3 Month USD LIBOR + 1.20%), 01/22/35 (a)	5,000	4,771
Generate CLO IX Ltd
Series A-9A, REMIC, 4.18%, (3 Month USD LIBOR + 1.20%), 10/20/34 (a)	7,500	7,145
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,555	1,397
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 5.22%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,673
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 4.82%, (1 Month USD LIBOR + 2.00%), 07/15/39 (a)	1,300	1,198
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 5.42%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,307
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-E-ARDN, REMIC, 6.17%, (1 Month USD LIBOR + 3.35%), 11/15/23 (a)	5,290	4,944
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.84%, 09/12/47 (a)	8,372	91
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/13/48 (a)	5,347	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.16%, 05/12/50 (a)	22,462	839
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 1.10%, 11/11/50 (a)	31,131	1,157
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.84%, 12/12/53 (a)	28,710	2,715
GS Mortgage-Backed Securities Trust 2019-SL1
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	327	324
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 3.83%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	9,635
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 3.71%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	10,000	9,584
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 4.06%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,424
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 3.33%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	5,722	4,857
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 3.94%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	3,905
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 3.83%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,886
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 6.34%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,708
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,393	1,925
Horizon Aircraft Finance II Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,242	6,091
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	408	395
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,098	505
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,126
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (a)	1,205	1,142
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (a)	1,406	1,296
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (a)	1,476	1,334
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (a)	1,612	1,478
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,359
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/10/23 (a)	3,103	2,610
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	2,937
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 4.98%, (1 Month USD LIBOR + 2.16%), 07/15/36 (a)	2,438	2,304
Series 2019-F-MFP, REMIC, 5.82%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	2,160	2,011
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,449
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 4.02%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	3,832
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,830	1,710
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.81%, 10/20/25 (a)	366	279
Interest Only, Series 2015-XA-C32, REMIC, 1.29%, 11/18/48 (a)	8,714	175
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	2,274	2,006
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 1.05%, 01/15/49 (a)	3,216	75
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.72%, 12/17/49 (a)	15,428	284
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.65%, 06/17/49 (a)	25,255	991
Kayne CLO 7 Ltd
Series 2020-A1-7A, 3.94%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	4,828
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,583	1,316
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 6.57%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	525	493
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 3.75%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	5,251	5,108
LCCM 2017-LC26 Commercial Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,496
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 4.62%, (1 Month USD LIBOR + 1.80%), 11/17/36 (a) (b)	2,250	2,166
Series 2021-B-FL3, REMIC, 5.02%, (1 Month USD LIBOR + 2.20%), 11/17/36 (a) (b)	2,250	2,162
LCM XVII Limited Partnership
Series A2RR-17A, 3.66%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,847
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (a) (b)	6,801	6,784
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (b)	2,927	2,848
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,206	3,851
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	5,050	4,583
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	2,551	2,505
Lendingpoint 2021-A Asset Securitization Trust
Series 2021-A-A, 1.00%, 12/15/28	504	501
Series 2021-B-A, 1.46%, 12/15/28	5,000	4,892
LHome Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,454
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,990	1,655
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	2,114	1,759
Logan CLO III Ltd
Series 2022-B-1A, 3.64%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	4,801
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	9,987	4,046
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.85%, 03/12/49 (a)	9,592	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	2,166	1,795
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 4.48%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	953
Marathon CLO V Ltd.
Series 2013-A1R-5A, 3.85%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	234	233
Marble Point CLO II Ltd.
Series 2018-A1R-2A, 3.99%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	7,691
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 3.98%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,096
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,367
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,370
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-AHL1
Series 2006-A2C-AHL1, REMIC, 3.24%, (1 Month USD LIBOR + 0.16%), 05/25/37 (a) (b)	6,914	4,215
MF1 2021-FL6 Ltd.
Series 2021-C-FL6, 4.79%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,471
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 3.71%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,319
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 3.21%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,163	1,861
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Interest Only, Series 2014-XA-C15, REMIC, 1.06%, 04/17/47 (a)	9,730	68
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.31%, 01/15/49 (a)	3,481	103
Morgan Stanley Capital I Inc.
Series 2021-D-ILP, REMIC, 3.97%, (1 Month USD LIBOR + 1.58%), 11/30/31 (a)	5,404	4,997
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 1.02%, 12/17/48 (a)	4,417	96
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.48%, 06/17/50 (a)	23,223	930
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 5.66%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	4,097
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	374	330
Series 2020-B-1A, 3.10%, 11/22/32	3,530	3,102
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,348	1,120
MP CLO VIII Ltd
Series 2015-ARR-2A, 3.99%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	2,839
Nassau 2018-I Ltd.
Series 2018-A-IA, 3.66%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,793
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 5.02%, (1 Month USD LIBOR + 2.20%), 06/15/35 (a)	3,129	2,916
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,889
New Mountain CLO 2 Ltd
Series CLO-A-2A, 3.70%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	3,823
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	7,098
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 4.72%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,203
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	9,442	9,074
NYT 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 5.32%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,612
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	430	372
Ocean Trails CLO V
Series 2014-ARR-5A, 3.74%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,719
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.66%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,701
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 4.05%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	4,790
ONE 2021-PARK Mortgage Trust
Series 2021-D-PARK, REMIC, 4.32%, (1 Month USD LIBOR + 1.50%), 03/15/23 (a)	1,000	923
Series 2021-E-PARK, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	1,831
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 5.02%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,701
Oxford Finance LLC
Series 2020-A2-1, 3.10%, 12/15/24	2,044	2,023
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	793	779
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	9,999	9,052
Series 2021-C-5, 3.93%, 08/15/29	10,999	9,484
Pagaya AI Debt Selection Trust 2021-HG1
Series 2021-B-HG1, 1.82%, 01/16/29	1,995	1,910
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,499	4,039
Pagaya Al Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	2,690	2,512
Palmer Square CLO Ltd
Series 2021-A-2A, 3.66%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	4,773
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 4.16%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,339
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	995	862
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	4,137	3,811
PRET 2022-NPL2 LLC
Series 2022-A1-NPL2, 5.24%, 04/25/25 (b)	4,420	4,251
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	3,351	3,147
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	3,613	3,331
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	17,517	16,063
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	1,936	1,791
Series 2021-A1-RN1, REMIC, 1.99%, 06/25/24 (b)	5,466	5,072
Prosper Marketplace Issuance Trust, Series 2019-2
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	435	435
PRPM 2021-4, LLC
Series 2021-A1-4, 1.87%, 04/25/24 (b)	4,083	3,818
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	5,618	5,262
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	2,746	2,592
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	3,611	3,415
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	731	582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,456	1,216
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 3.68%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,235	923
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 2.95%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	624	560
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 07/25/23 (a)	12,000	11,728
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	438	361
Sandstone Peak Ltd.
Series 2021-A1-1A, 3.73%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	4,000	3,808
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	1,923
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,577	3,866
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	16,921	5,029
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 3.30%, (1 Month USD LIBOR + 0.22%), 12/25/36 (a) (b)	5,309	1,320
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	1,361	1,267
SMR 2022-IND Mortgage Trust
Series 2022-A-IND, REMIC, 4.50%, (1 Month Term SOFR + 1.65%), 02/15/24 (a)	5,075	4,969
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	4,140	3,803
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	2,871	2,644
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	6,039	6,020
SoFi Professional Loan Program 2017-A LLC
Series 2017-A2B-A, 2.40%, 03/26/40	109	109
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38 (a)	4,887	3,810
Sound Point CLO Series 18-3A Class A1A
Series 2018-A1A-21, 3.95%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	2,887
Sound Point CLO XXIII
Series 2019-AR-2A, 3.68%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	9,420
Sound Point CLO XXVI Ltd
Series 2020-AR-1A, 3.88%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,082
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-D-MFP, REMIC, 4.40%, (1 Month USD LIBOR + 1.58%), 11/15/23 (a)	2,250	2,081
Series 2021-E-MFP, REMIC, 4.84%, (1 Month USD LIBOR + 2.03%), 11/15/23 (a)	2,250	2,071
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	601	482
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	8,862	7,198
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 4.41%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,401
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 3.76%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	976
Steele Creek Clo 2018-2, Ltd
Series 2018-A-2A, 4.16%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,921
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 4.31%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	4,661
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.26%, 12/25/35 (a)	628	552
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	3,719	3,427
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,905	1,157
STWD 2019-FL1, Ltd.
Series 2019-D-FL1, 5.29%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,444
Symphony CLO XV Ltd
Series 2014-AR3-15A, 3.82%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	9,668
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,985	1,662
Tesla Auto Lease Trust 2019-A
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,499
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,834
THL Credit Wind River 2014-2 CLO Ltd
Series 2014-AR-2A, 3.65%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,132
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,483	2,907
Toorak Mortgage Trust 2020-1
Series 2020-A1-1, 2.73%, 03/25/23 (b)	6,319	6,290
TRESTLES CLO 2017-1 Ltd
Series 2021-A-4A, 3.90%, (3 Month USD LIBOR + 1.17%), 07/21/34 (a)	5,000	4,785
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 3.95%, (3 Month USD LIBOR + 1.21%), 01/18/35 (a)	6,500	6,176
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 3.63%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	3,420	3,351
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	2,250	2,217
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XB-C1, REMIC, 1.11%, 06/17/50 (a)	25,883	961
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.68%, 10/15/27 (a)	3,500	3,003
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C-C8, REMIC, 4.87%, 02/17/28 (a)	1,858	1,636
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 02/10/23 (a)	4,089	4,038
Upstart Pass-Through Trust Series 2020-ST1
Series 2020-A-ST1, 3.75%, 02/20/28	911	901
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	1,964	1,911
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27	862	826
Upstart Pass-Through Trust Series 2021-ST8
Series 2021-A-ST8, 1.75%, 10/20/29	6,432	6,104
Upstart Securitization Trust 2017-2
Series 2021-A-3, 0.83%, 07/20/31	881	852
Series 2021-B-3, 1.66%, 07/20/31	1,000	927
Upstart Securitization Trust 2020-1
Series 2020-B-1, 3.09%, 04/22/30	360	359
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	500	486
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	1,904
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,238
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,164	2,131
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	4,024	3,727
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	4,030	3,700
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	4,138	3,789
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-A-2, REMIC, 4.05%, 09/25/24	855	826

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	3,834	3,607
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,401
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	1,431	1,326
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	46	46
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,678	1,413
Vibrant Clo III Ltd.
Series 2018-A1-10A, 3.91%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,878
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 4.99%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,188
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,593	2,415
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	12,114	10,932
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	4,053	3,827
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	7,100	6,642
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	625	569
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 3.66%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	6,907	2,688
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	8,045	3,437
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 3.59%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,222
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	4,163	3,258
Wellfleet CLO 2018-2, LLC
Series 2018-A1-2A, 3.91%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,362
Wellfleet CLO 2020-1, Ltd.
Series 2020-A1A-1, 3.82%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,832
Wellfleet CLO 2021-2 Ltd
Series 2021-A1-2A, 3.71%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	4,791
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 3.88%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	9,623
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,812
Interest Only, Series 2016-XA-C33, REMIC, 1.75%, 03/17/59 (a)	2,006	86
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	342	274
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	719	651
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (a)	375	325
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.09%, 12/17/48 (a)	3,335	80
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 1.12%, 07/15/50 (a)	23,380	819
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 5.09%, 10/17/28 (a)	344	302
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.12%, 01/18/52 (a)	13,827	594
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,827
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	227	191
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 4.10%, 08/25/37 (a)	145	120
WFRBS Commercial Mortgage Trust 2013-C18
Interest Only, Series 2013-XA-C18, REMIC, 0.94%, 12/17/46 (a)	34,779	241
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 1.13%, 03/15/47 (a)	33,623	300
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.17%, 08/16/47 (a)	2,262	33
Whitebox CLO III Ltd
Series 2021-A1-3A, 3.73%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	15,000	14,373
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,565	2,063
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,151,344)		1,065,432
GOVERNMENT AND AGENCY OBLIGATIONS 26.4%
U.S. Treasury Note 22.6%
Treasury, United States Department of
0.13%, 04/30/23	30,100	29,413
2.50%, 04/30/24 - 05/31/24 (d)	196,200	190,581
3.00%, 06/30/24 - 07/15/25 (d)	117,000	114,160
3.25%, 08/31/24 (d)	29,500	28,965
2.88%, 06/15/25 (d)	47,400	45,711
		408,830
Commercial Mortgage-Backed Securities 1.5%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.45%, 03/25/23 (a)	7,884	37
Series K-AS-F113, REMIC, 1.78%, (SOFR 30-Day Average + 0.23%), 05/25/28 (a)	1,228	1,211
Federal National Mortgage Association, Inc.
Series 2022-A1-M11, REMIC, 3.05%, 10/25/27 (a)	4,396	4,289
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	7,525	6,494
Series 2022-A1-M1S, REMIC, 2.15%, 04/25/32 (a)	14,695	13,212
Series 2022-A1-M5, REMIC, 2.45%, 01/25/34 (a)	1,033	916
		26,159
Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
2.00%, 03/01/36	8,557	7,563
Federal National Mortgage Association, Inc.
2.00%, 11/01/40	7,185	6,090
2.39%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	663	670
2.58%, (1 Year USD LIBOR + 1.67%), 05/01/44 (a)	1,000	1,004
		15,327
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	85	84
Series AN-4030, REMIC, 1.75%, 04/15/27	1,188	1,170
Series CD-4484, REMIC, 1.75%, 07/15/30	1,172	1,088
Series NH-5105, REMIC, 2.00%, 02/25/37	3,920	3,492
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	4,383	3,757
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	918	847

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	4,777	4,368
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	175	175
		14,981
Sovereign 0.6%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	1,000	906
Government of the Republic of Panama
3.75%, 03/16/25	2,550	2,458
Presidencia de la Republica
3.13%, 01/21/26	700	653
Presidencia de la Republica de Colombia
4.50%, 01/28/26	3,100	2,828
Saudi Arabia, Kingdom of
3.25%, 10/26/26 (e)	1,300	1,232
South Africa, Parliament of
4.67%, 01/17/24	1,600	1,564
4.88%, 04/14/26	700	653
The Korea Development Bank
1.00%, 09/09/26	1,200	1,039
		11,333
Total Government And Agency Obligations (cost $493,205)		476,630
CORPORATE BONDS AND NOTES 14.9%
Financials 5.6%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,115	1,923
American Express Company
3.69%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	875	874
3.41%, (SOFR + 0.93%), 03/04/25 (a)	1,075	1,073
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	1,015	1,003
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (e)	900	848
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (e)	400	350
2.75%, 12/10/25 (c)	550	481
Banco de Credito del Peru
3.13%, 07/01/30 (e)	1,150	1,001
3.25%, 09/30/31 (e)	200	167
3.25%, 09/30/31 (c)	1,650	1,409
Banco Del Estado De Chile
2.70%, 01/09/25 (e)	800	749
Banco do Brasil S.A
3.25%, 09/30/26 (c)	1,000	884
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (e)	550	534
4.00%, 07/08/30 (e)	1,300	1,168
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (e)	500	454
2.38%, 09/14/25 (c)	300	272
Banco Mercantil Del Norte S.A
5.88%, (100, 01/24/27) (e) (f)	300	246
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (e)	400	344
Banco Santander-Chile
2.70%, 01/10/25 (e)	500	467
Bancolombia SA
4.88%, 10/18/27	1,400	1,241
4.63%, 12/18/29	2,200	1,831
Bank Hapoalim Ltd
3.26%, 01/21/32 (g)	1,200	1,002
Bank Leumi le-Israel B.M.
3.28%, 01/29/31 (e)	1,400	1,187
Bank of America Corporation
3.95%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	2,651	2,643
3.04%, (SOFR + 0.69%), 04/22/25 (a)	1,295	1,275
3.44%, (SOFR + 1.10%), 04/25/25 (a)	1,145	1,137
Bank of Montreal
1.50%, 01/10/25 (g)	2,080	1,916
Barclays PLC
1.01%, 12/10/24	2,065	1,939
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
1.88%, 09/18/25 (e)	400	359
5.35%, 11/12/29 (e)	900	848
BNP Paribas
4.71%, 01/10/25 (c)	1,960	1,935
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,605	1,516
BPCE
2.38%, 01/14/25 (c)	2,080	1,920
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	905	876
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (g)	1,200	1,164
Capital One Financial Corporation
4.99%, 07/24/26	980	959
Caterpillar Financial Services Corporation
3.65%, 08/12/25	1,575	1,532
Citigroup Inc.
4.11%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,370	1,369
1.28%, 11/03/25	685	626
Commonwealth Bank of Australia
2.55%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,990	1,958
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	1,000	939
DBS Group Holdings Ltd
1.17%, 11/22/24 (c)	300	278
4.52%, 12/11/28 (e)	200	198
1.82%, 03/10/31 (e)	2,600	2,278
Gruposura Finance
5.50%, 04/29/26 (e)	800	740
HSBC Holdings PLC
1.16%, 11/22/24 (g)	2,045	1,933
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (h)	193	161
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (e)	2,150	1,838
JPMorgan Chase & Co.
0.56%, 02/16/25	1,245	1,165
3.90%, 07/15/25	1,970	1,905
3.62%, (SOFR + 1.32%), 04/26/26 (a)	2,745	2,735
Lloyds Banking Group PLC
0.70%, 05/11/24	2,000	1,938
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,045	1,044
Macquarie Group Limited
4.15%, 03/27/24 (c)	925	919
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,960	1,933
Mitsubishi UFJ Financial Group Inc
3.63%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	2,445	2,447
Mizuho Financial Group, Inc.
3.37%, (SOFR + 0.96%), 05/22/26 (a)	2,010	1,961
Morgan Stanley
0.53%, 01/25/24	1,985	1,952
0.73%, 04/05/24	2,000	1,953
NatWest Group PLC
5.19%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (g)	1,955	1,951
New York Life Global Funding
3.60%, 08/05/25 (c)	795	766
NongHyup Bank
1.25%, 07/20/25 (c)	600	539
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (e) (g)	1,700	1,515
1.83%, 09/10/30 (c) (g)	800	713
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (h)	374	351
Royal Bank of Canada
2.78%, (SOFR + 0.53%), 01/20/26 (a)	2,010	1,948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	800	788
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	2,010	1,928
Synchrony Financial
4.38%, 03/19/24	130	128
4.25%, 08/15/24	1,850	1,804
The Bank of Nova Scotia
0.55%, 09/15/23 (g)	1,520	1,457
The Charles Schwab Corporation
3.53%, (SOFR + 1.05%), 03/03/27 (a)	1,985	1,951
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,000	1,913
The Toronto-Dominion Bank
0.70%, 09/10/24 (g)	2,095	1,928
Toyota Motor Credit Corporation
3.65%, 08/18/25	990	958
Truist Financial Corporation
2.92%, (SOFR + 0.40%), 06/09/25 (a)	995	974
UBS Group AG
1.01%, 07/30/24 (c) (g)	2,020	1,945
United Overseas Bank Limited
1.75%, 03/16/31 (e)	2,000	1,747
Wells Fargo & Company
1.65%, 06/02/24	2,000	1,953
3.61%, (SOFR + 1.32%), 04/25/26 (a)	785	781
4.54%, 08/15/26	790	764
		100,599
Utilities 1.7%
Atmos Energy Corporation
0.63%, 03/09/23	955	940
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (h)	2,400	1,717
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	487	428
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	800	265
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,800	2,709
Entergy Corporation
0.90%, 09/15/25	2,170	1,907
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	1,756	1,609
GNL Quintero S.A
4.63%, 07/31/29 (e)	1,318	1,200
Inkia Energy Limited
5.88%, 11/09/27 (e)	965	888
Kallpa Generacion S.A.
4.88%, 05/24/26 (e)	800	740
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (c)	600	552
Korea Electric Power Corp
1.13%, 06/15/25 (c)	1,000	900
0.75%, 01/27/26 (c)	1,500	1,312
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c)	900	790
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,500	1,315
6.50%, 01/24/27 (c)	400	351
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (e)	212	188
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	2,200	1,804
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	585	578
4.26%, 09/01/24 (b)	190	187
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (e)	1,319	1,148
Pacific Gas And Electric Company
3.25%, 02/16/24	1,050	1,014
4.95%, 06/08/25	925	899
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,525	1,457
Southern California Edison Company
2.93%, (SOFR + 0.83%), 04/01/24 (a)	1,970	1,937
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (e)	2,850	2,638
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	1,300	1,202
		30,675
Energy 1.6%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (e)	1,250	1,081
Ecopetrol S.A.
5.88%, 09/18/23	2,100	2,085
4.13%, 01/16/25	1,470	1,348
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	1,170	1,045
Enbridge Inc.
0.55%, 10/04/23	1,015	970
2.50%, 02/14/25	1,020	959
Energy Transfer LP
5.88%, 01/15/24	1,505	1,508
4.50%, 04/15/24	420	414
Exxon Mobil Corporation
1.57%, 04/15/23	1,980	1,951
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (e)	2,765	2,545
Hunt Oil USA, Inc.
6.38%, 06/01/28 (e)	1,649	1,472
Kinder Morgan, Inc.
4.30%, 06/01/25	1,100	1,074
PETRONAS Capital Limited
3.50%, 03/18/25 (e)	1,500	1,459
Phillips 66
3.85%, 04/09/25	725	703
1.30%, 02/15/26	420	367
Pioneer Natural Resources Company
0.55%, 05/15/23	995	971
PT Pertamina (Persero)
1.40%, 02/09/26 (e)	1,000	850
Qatarenergy
1.38%, 09/12/26 (e)	1,500	1,300
Reliance Industries Limited
4.13%, 01/28/25 (e)	1,000	972
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	1,400	1,233
1.60%, 06/17/26 (c)	500	442
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	940	937
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,940	1,904
The Williams Companies, Inc.
4.55%, 06/24/24	955	944
		28,534
Health Care 1.2%
AbbVie Inc.
2.30%, 11/21/22	1,200	1,197
2.60%, 11/21/24	780	743
Amgen Inc.
3.63%, 05/22/24	1,345	1,321
3.13%, 05/01/25	635	608
AstraZeneca PLC
3.50%, 08/17/23	1,965	1,948
Cardinal Health, Inc.
3.08%, 06/15/24	2,805	2,711
3.50%, 11/15/24	185	179
Cigna Corporation
0.61%, 03/15/24	705	664
Elevance Health, Inc.
3.50%, 08/15/24	3,035	2,950
HCA Inc.
5.00%, 03/15/24	1,945	1,930
Mylan Inc
3.13%, 01/15/23 (c)	200	198
Royalty Pharma PLC
0.75%, 09/02/23	1,945	1,862

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
1.20%, 09/02/25	85	75
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	805	790
Thermo Fisher Scientific Inc.
0.80%, 10/18/23	1,415	1,367
UnitedHealth Group Incorporated
0.55%, 05/15/24	645	605
3.70%, 05/15/27	630	600
Viatris Inc.
1.65%, 06/22/25	710	632
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,085	1,930
		22,310
Consumer Discretionary 1.1%
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,250	1,153
Dollar General Corporation
4.15%, 11/01/25	1,075	1,043
Dollar Tree, Inc.
4.00%, 05/15/25	1,780	1,724
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,915	1,927
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,945	1,895
Hyatt Hotels Corporation
1.30%, 10/01/23 (i)	1,715	1,649
Hyundai Capital America
2.85%, 11/01/22 (c)	995	993
1.00%, 09/17/24 (c)	1,040	950
Lowe`s Companies, Inc.
4.40%, 09/08/25	560	552
Magallanes, Inc.
3.79%, 03/15/25 (c)	2,030	1,919
Marriott International, Inc.
3.60%, 04/15/24	1,975	1,929
McDonald's Corporation
3.35%, 04/01/23	230	229
3.38%, 05/26/25	115	111
1.45%, 09/01/25	1,730	1,566
Nissan Motor Acceptance Company LLC
1.13%, 09/16/24 (c)	525	477
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	2,035	1,940
		20,057
Materials 1.0%
Avery Dennison Corporation
0.85%, 08/15/24	620	574
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (e)	1,600	1,579
CSN Resources S.A.
7.63%, 04/17/26 (e)	200	193
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	600	565
Freeport-McMoRan Inc.
5.00%, 09/01/27	800	776
4.13%, 03/01/28	1,100	986
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (c)	810	800
4.00%, 04/16/25 (c)	1,165	1,123
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	200	194
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,900	1,829
Martin Marietta Materials, Inc.
0.65%, 07/15/23	605	584
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	200	194
MOS Holdings Inc.
4.25%, 11/15/23	1,568	1,556
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	600	505
Periama Holdings, LLC
5.95%, 04/19/26 (e)	1,100	950
PT Freeport Indonesia
4.76%, 04/14/27 (e)	800	722
4.76%, 04/14/27 (c)	600	541
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (e)	800	775
Sasol Financing USA LLC
4.38%, 09/18/26	800	702
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (e)	1,000	964
UPL Corporation Limited
4.50%, 03/08/28 (e)	800	665
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	461
		17,238
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (e)	800	760
4.00%, 07/30/27 (e)	500	432
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,080	1,927
MV24 Capital B.V.
6.75%, 06/01/34 (e)	356	302
Northrop Grumman Corporation
3.25%, 08/01/23	1,140	1,128
2.93%, 01/15/25	430	410
Parker-Hannifin Corporation
3.65%, 06/15/24	900	876
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	2,045	1,922
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (e)	800	744
Republic Services, Inc.
2.50%, 08/15/24	2,020	1,930
The Boeing Company
4.51%, 05/01/23 (i)	850	848
4.88%, 05/01/25 (i)	125	122
Triton Container International Limited
0.80%, 08/01/23 (c)	2,035	1,952
		13,353
Consumer Staples 0.7%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (e)	735	567
B. A. T. Capital Corporation
2.79%, 09/06/24	740	704
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,720	1,486
Campbell Soup Company
3.95%, 03/15/25	1,975	1,916
Camposol SA
6.00%, 02/03/27 (e)	350	278
Cencosud S.A.
5.15%, 02/12/25 (e)	400	392
Conagra Brands, Inc.
4.30%, 05/01/24	1,955	1,921
General Mills, Inc.
4.00%, 04/17/25	975	953
JDE Peet's N.V.
0.80%, 09/24/24 (c)	845	774
Keurig Dr Pepper Inc.
0.75%, 03/15/24	2,060	1,942
PepsiCo, Inc.
0.75%, 05/01/23	1,990	1,951
		12,884
Communication Services 0.6%
Axiata SPV2 Berhad
4.36%, 03/24/26 (e)	1,035	1,010
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (f) (g) (j)	54	11
11.00%, 04/01/25 (c) (j)	163	65
KT Corp
1.00%, 09/01/25 (e)	1,000	886
2.50%, 07/18/26 (e)	200	182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Millicom International Cellular SA
6.63%, 10/15/26 (e)	450	411
5.13%, 01/15/28 (e)	675	559
Omnicom Group Inc.
3.65%, 11/01/24	1,490	1,447
Sable International Finance Limited
5.75%, 09/07/27 (e)	2,073	1,806
Singtel Group Treasury Pte. Ltd.
2.38%, 10/03/26 (e)	1,500	1,368
Verizon Communications Inc.
4.01%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	1,955	1,964
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	1,450	977
VTR Finance N.V.
6.38%, 07/15/28 (e)	200	110
		10,796
Information Technology 0.4%
Broadcom Corporation
3.88%, 01/15/27	180	166
Broadcom Inc.
3.15%, 11/15/25	835	785
Dell International L.L.C.
4.00%, 07/15/24 (i)	765	750
5.85%, 07/15/25 (i)	1,215	1,225
Microchip Technology Incorporated
0.97%, 02/15/24	2,055	1,936
NVIDIA Corporation
0.58%, 06/14/24	2,070	1,934
Workday, Inc.
3.50%, 04/01/27	1,030	955
		7,751
Real Estate 0.3%
Equinix, Inc.
1.25%, 07/15/25	2,140	1,913
Simon Property Group, L.P.
2.00%, 09/13/24	1,615	1,525
Welltower OP LLC
3.63%, 03/15/24	1,975	1,930
		5,368
Total Corporate Bonds And Notes (cost $288,692)		269,565
SENIOR FLOATING RATE INSTRUMENTS 8.5%
Health Care 1.7%
Agiliti Health, Inc
Term Loan, 5.38%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	256	247
Avantor Funding, Inc.
2021 Term Loan B5, 4.77%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	3,602	3,499
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 5.06%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	1,305	1,291
Change Healthcare Holdings LLC
2017 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	405	403
Elanco Animal Health Incorporated
Term Loan B, 4.31%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	5,835	5,540
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,440	4,206
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 4.88%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	4,982	4,773
ICON Luxembourg S.A.R.L.
LUX Term Loan, 4.56%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	3,440	3,358
ICU Medical, Inc.
Term Loan B, 4.60%, (3 Month Term SOFR + 2.25%), 12/16/28 (a)	559	543
IQVIA Inc.
2017 USD Term Loan B2, 4.27%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	462	458
2018 USD Term Loan B3, 4.00%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	4,846	4,802
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 5.55%, (SOFR + 3.00%), 10/15/27 (a)	72	70
PRA Health Sciences, Inc.
US Term Loan, 4.56%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	896	875
Radiology Partners Inc
2018 1st Lien Term Loan B, 7.30%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	235	196
2018 1st Lien Term Loan B, 7.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	273	229
Select Medical Corporation
2017 Term Loan B, 5.03%, (1 Month USD LIBOR + 2.50%), 02/13/24 (a)	507	490
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	507	462
Team Health Holdings, Inc.
1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	209	190
		31,632
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 4.87%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	5,002	4,772
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	469	454
Aramark Services, Inc.
2018 Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	425
2019 Term Loan B4, 4.27%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	165
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	152	149
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	109	108
Carnival Corporation
USD Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 06/29/25 (a)	122	111
Clarios Global LP
2021 USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	440	415
Conservice Midco, LLC
2020 Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	191	183
Getty Images, Inc.
2019 USD Term Loan B, 7.63%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	206	204
GOBP Holdings, Inc.
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	424	415
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 4.81%, (1 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	387
IRB Holding Corp
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 02/05/25 (a)	294	284
2022 Term Loan B, 5.70%, (SOFR + 3.00%), 12/15/27 (a)	231	216
KFC Holding Co.
2021 Term Loan B, 4.74%, (1 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,319	1,303
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	556
Mileage Plus Holdings LLC
2020 Term Loan B, 8.78%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	199	200
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 05/08/26 (a)	313	302
PCI Gaming Authority
Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	133	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 4.25%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,110
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.25%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	251
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 6.46%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	175
SMG US Midco 2, Inc.
2020 Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	389	371
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	2,377	2,284
2018 USD Incremental Term Loan, 5.89%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	2,279	2,190
Tamko Building Products, LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	43	40
Term Loan B, 5.81%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	92	86
Term Loan B, 6.07%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	45	42
Travel Leaders Group, LLC
2018 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	226	207
UFC Holdings, LLC
2021 Term Loan B, 5.52%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	430	412
Wand NewCo 3, Inc.
2020 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	343	318
WMG Acquisition Corp.
2021 Term Loan G, 4.65%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	4,995	4,833
		25,097
Communication Services 0.9%
Altice France S.A.
2018 Term Loan B13, 6.91%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	485	439
Cable One, Inc.
2021 Term Loan B4, 4.52%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,628	1,596
Cablevision Lightpath LLC
Term Loan B, 6.07%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	157	150
CenturyLink, Inc.
2020 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	462	420
Charter Communications Operating, LLC
2019 Term Loan B2, 4.28%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	4,934	4,741
Connect Finco Sarl
2021 Term Loan B, 6.03%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	122	113
CSC Holdings, LLC
2018 Incremental Term Loan, 5.07%, (1 Month USD LIBOR + 2.25%), 01/31/26 (a)	769	718
2019 Term Loan B5, 5.32%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	345	322
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 5.95%, (1 Month Term SOFR + 3.25%), 08/24/26 (a)	112	21
E.W. Scripps Company (The)
2019 Term Loan B2, 5.09%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	487	470
2020 Term Loan B3, 5.27%, (1 Month USD LIBOR + 2.75%), 12/15/27 (a)	24	23
GoodRx, Inc.
1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	482	460
Gray Television, Inc.
2018 Term Loan C, 5.06%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	630
2021 Term Loan D, 5.56%, (1 Month USD LIBOR + 3.00%), 10/27/28 (a)	1,315	1,274
iHeartCommunications, Inc.
2020 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	175
Level 3 Financing Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	3,396	3,221
NASCAR Holdings, Inc
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	118	116
PUG LLC
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	268	232
Sinclair Television Group Inc.
Term Loan B2B, 5.03%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	294	278
Virgin Media Bristol LLC
USD Term Loan N, 5.32%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	662
Ziggo Financing Partnership
USD Term Loan I, 5.32%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	57
		16,118
Information Technology 0.8%
Access CIG, LLC
2018 1st Lien Term Loan, 6.82%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	408	389
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	460	448
Castle US Holding Corporation
USD Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/28/27 (a)	500	400
CMG Media Corporation
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	136	127
Cyxtera DC Holdings, Inc.
Term Loan B, 5.79%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	311	282
Emerald TopCo Inc
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	99	90
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	34	32
Finastra USA, Inc.
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	69
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 4.27%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	4,791	4,734
2021 Term Loan B4, 4.52%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	274	265
Hyland Software, Inc.
2021 2nd Lien Term Loan, 8.77%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	120
NCR Corporation
2019 Term Loan, 5.31%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	126	121
NortonLifeLock Inc.
2022 Term Loan B, 4.85%, (SOFR + 2.00%), 01/28/29 (a)	5,010	4,807
PointClickCare Technologies, Inc.
Term Loan B, 5.94%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	123	117
Renaissance Holding Corp.
2018 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	469	445
Sabre GLBL Inc.
2018 Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	83	81
SS&C Technologies Inc.
2018 Term Loan B5, 4.27%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,155	1,119
Tibco Software Inc.
2020 2nd Lien Term Loan, 9.78%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Ultimate Software Group Inc (The)
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	251	239
2021 Term Loan, 5.54%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	354	336
		14,261
Materials 0.8%
Asplundh Tree Expert, LLC
2021 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	4,905	4,772
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	4,861	4,780
Charter NEX US, Inc.
2021 Term Loan, 6.56%, (3 Month USD LIBOR + 3.75%), 12/01/27 (a)	246	233
Cyanco Intermediate Corporation
2018 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	112	105
Element Solutions Inc.
2019 Term Loan B1, 4.52%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	3,382	3,352
Illuminate Buyer, LLC
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	271	245
Messer Industries GmbH
2018 USD Term Loan, 4.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	240	229
Phoenix Services International, LLC
Term Loan, 9.00%, (PRIME + 2.75%), 01/29/25 (a)	127	22
Pregis TopCo Corporation
1st Lien Term Loan, 6.81%, (3 Month USD LIBOR + 4.00%), 07/25/26 (a)	306	291
		14,029
Financials 0.7%
Asurion LLC
2020 Term Loan B8, 5.77%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	329	278
Edelman Financial Center, LLC
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	330	302
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 4.27%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	4,969	4,780
Focus Financial Partners, LLC
2021 Term Loan B4, 5.02%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	1,326	1,281
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	108	104
PAI Holdco, Inc.
2020 Term Loan B, 6.56%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	133	126
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	294	277
Trans Union, LLC
2019 Term Loan B5, 4.27%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	4,030	3,881
2021 Term Loan B6, 4.77%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	1,390	1,344
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 11.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a)	176	174
Victory Capital Holdings, Inc.
2021 Term Loan B, 4.54%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	127	122
Walker & Dunlop, Inc.
2021 Term Loan, 4.81%, (SOFR + 2.25%), 10/14/28 (a)	645	626
		13,295
Industrials 0.6%
Ali Group North America Corporation
2021 Term Loan B, 4.57%, (1 Month USD LIBOR + 2.00%), 10/13/28 (a)	1,314	1,264
Alliance Laundry Systems LLC
Term Loan B, 5.96%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	97	93
Amentum Government Services Holdings LLC
Term Loan B, 6.52%, (3 Month USD LIBOR + 4.00%), 01/24/27 (a)	83	79
American Airlines, Inc.
2017 1st Lien Term Loan, 4.87%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	88	81
APi Group DE, Inc.
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 09/25/26 (a)	428	417
Berry Global, Inc.
2021 Term Loan Z, 4.18%, (3 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,885	1,823
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	29	28
Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	452	436
Clean Harbors Inc.
2021 Incremental Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 09/21/28 (a)	1,117	1,106
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	82	75
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	152	139
Filtration Group Corporation
2018 1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	453	434
First Advantage Holdings, LLC
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	191	185
Generac Power Systems, Inc.
2019 Term Loan B, 4.36%, (1 Month Term SOFR + 1.75%), 12/11/26 (a)	109	108
Graham Packaging Company Inc.
2021 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	261	248
Herman Miller, Inc
Term Loan B, 4.50%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	600	553
Minotaur Acquisition, Inc.
Term Loan B, 7.56%, (1 Month Term SOFR + 5.00%), 02/27/26 (a)	484	458
Standard Industries Inc.
2021 Term Loan B, 6.68%, (6 Month USD LIBOR + 2.50%), 08/05/28 (a)	2,155	2,087
Titan Acquisition Limited
2018 Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 03/16/25 (a)	382	342
TransDigm, Inc.
2020 Term Loan F, 4.77%, (3 Month USD LIBOR + 2.25%), 06/09/23 (a)	589	564
Univar Inc.
2019 USD Term Loan B5, 4.52%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	83	82
Univar Solutions USA Inc.
Term Loan B6, 4.27%, (1 Month USD LIBOR + 1.75%), 05/26/28 (a)	859	846
Vertical US Newco Inc
Term Loan B, 6.87%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	482	460
		11,908
Consumer Staples 0.5%
Energizer Holdings, Inc.
2020 Term Loan, 5.31%, (1 Month USD LIBOR + 2.25%), 12/16/27 (a)	2,954	2,817
Froneri International Ltd.
2020 USD Term Loan, 4.77%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	479	451
H Food Holdings LLC
2018 Term Loan B, 6.21%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	393	305

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (k) (l) (m)	30	—
Reynolds Consumer Products LLC
Term Loan, 4.27%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	4,882	4,692
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 6.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	107	100
United Natural Foods, Inc.
Term Loan B, 5.82%, (1 Month Term SOFR + 3.25%), 10/10/25 (a)	47	46
US Foods, Inc.
2019 Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	640	620
		9,031
Utilities 0.4%
Calpine Corporation
Term Loan B9, 4.53%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	829	795
2019 Term Loan B10, 4.52%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	37
2020 Term Loan B5, 5.03%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,382	1,333
Pacific Gas & Electric Company
2020 Term Loan, 5.56%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	244	233
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	3,903	3,764
1st Lien Term Loan B3, 4.74%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	968	933
		7,095
Energy 0.4%
Artera Services, LLC
2018 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	236	192
Buckeye Partners, L.P.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a)	269	262
EG America LLC
2018 USD Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	206	192
ExGen Renewables IV, LLC
2020 Term Loan, 5.57%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	171	167
Pilot Travel Centers LLC
2021 Term Loan B, 4.56%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	6,239	5,959
Prairie ECI Acquiror LP
Term Loan B, 7.27%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	165
		6,937
Real Estate 0.3%
Iron Mountain, Inc.
2018 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	4,892	4,741
Total Senior Floating Rate Instruments (cost $159,785)		154,144
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (k) (m)	15	306
Frontera Holdings LLC (k) (m)	—	—
Energy 0.0%
McDermott International, Inc. (k)	10	5
Total Common Stocks (cost $202)		311
SHORT TERM INVESTMENTS 4.3%
U.S. Treasury Bill 2.9%
Treasury, United States Department of
3.80%, 03/23/23 (n)	5,400	5,306
3.42%, 08/10/23 (d) (n)	48,500	46,941
		52,247
Investment Companies 1.4%
JNL Government Money Market Fund, 2.68% (o) (p)	26,021	26,021
Total Short Term Investments (cost $78,402)		78,268
Total Investments 113.1% (cost $2,171,630)		2,044,350
Other Derivative Instruments(14.4)%		(259,519)
Other Assets and Liabilities, Net 1.3%		23,104
Total Net Assets 100.0%		1,807,935

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $92,836 and 5.1% of the Fund.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Non-income producing security.

(l) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) The coupon rate represents the yield to maturity.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	602	567	—
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	821	760	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	455	432	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,198	1,081	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,133	1,010	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	947	848	0.1
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	05/27/22	362	350	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,154	1,001	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	167	—
Banco Del Estado De Chile, 2.70%, 01/09/25	11/16/21	815	749	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/14/21	571	534	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,294	1,168	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	505	454	—
Banco Mercantil Del Norte S.A, 5.88% (callable at 100, 01/24/27)	09/15/22	256	246	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	353	344	—
Banco Santander-Chile, 2.70%, 01/10/25	11/16/21	509	467	—
Bank Leumi le-Israel B.M., 3.28%, 01/29/31	08/24/22	1,252	1,187	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 1.88%, 09/18/25	06/01/22	373	359	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	04/04/19	874	848	0.1
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,605	1,579	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	359	278	—
Cencosud S.A., 5.15%, 02/12/25	08/12/22	405	392	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,025	939	0.1
CSN Resources S.A., 7.63%, 04/17/26	08/15/22	202	193	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	03/21/22	204	198	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	07/28/21	2,601	2,278	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	493	428	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	1,154	1,045	0.1
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	669	265	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	647	565	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,816	1,609	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	2,795	2,545	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,418	1,200	0.1
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	04/11/22	203	194	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	847	740	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/22/22	1,608	1,472	0.1
Inkia Energy Limited, 5.88%, 11/09/27	12/20/21	959	888	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	185	161	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	05/24/21	2,112	1,838	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	02/02/21	804	740	—
KT Corp, 1.00%, 09/01/25	01/27/21	1,006	886	0.1
KT Corp, 2.50%, 07/18/26	07/28/21	209	182	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,961	1,829	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	206	194	—
Mercury Chile Holdco LLC, 6.50%, 01/24/27	04/20/22	1,427	1,315	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	09/08/22	200	188	—
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	453	411	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	692	559	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	2,219	1,804	0.1
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	311	302	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/01/21	1,347	1,148	0.1
Orbia Advance Corporation, S.A.B. de C.V., 1.88%, 05/11/26	05/26/22	547	505	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,703	1,515	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/26/22	1,014	950	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	350	351	—
PETRONAS Capital Limited, 3.50%, 03/18/25	04/14/21	1,576	1,459	0.1
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	832	744	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	771	722	—
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	05/10/22	797	775	—
PT Pertamina (Persero), 1.40%, 02/09/26	09/15/21	931	850	0.1
Qatarenergy, 1.38%, 09/12/26	11/02/21	1,484	1,300	0.1
Reliance Industries Limited, 4.13%, 01/28/25	11/03/21	1,030	972	0.1
SA Global Sukuk Limited, 1.60%, 06/17/26	08/13/21	1,395	1,233	0.1
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	2,111	1,806	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	11/03/21	1,377	1,232	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	800	788	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	1,560	1,368	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	995	964	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	3,011	2,638	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,375	1,202	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,993	1,747	0.1
UPL Corporation Limited, 4.50%, 03/08/28	07/21/22	640	665	—
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	497	461	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,498	977	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	186	110	—
		74,288	66,271	3.7

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	01/13/23	80,000	—	(5,816)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	11/04/22	50,000	—	(9,718)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/19/22	100,000	—	(10,181)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	10/14/22	95,000	—	(15,583)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	01/23/23	80,000	—	(9,039)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/14/23	55,000	—	(4,904)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	03/03/23	90,000	—	(9,414)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	02/10/23	80,000	—	(6,135)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	02/02/23	75,000	—	(3,925)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	10/06/22	100,000	—	(16,616)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	03/16/23	97,000	—	(12,815)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	04/06/23	80,000	—	(5,115)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	10/13/22	100,000	—	(20,557)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	11/10/22	85,000	—	(14,215)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/08/22	40,000	—	(7,998)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/01/22	80,000	—	(14,357)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	02/16/23	75,000	—	(4,009)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	01/26/23	75,000	—	(3,087)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	12/02/22	80,000	—	(16,370)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	02/15/23	75,000	—	(6,763)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	12/08/22	75,000	—	(9,211)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	03/22/23	90,000	—	(16,104)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	11/18/22	100,000	—	(19,214)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	03/08/23	90,000	—	(7,970)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	01/04/23	80,000	—	(9,441)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	04/26/23	55,000	—	(962)
					—	(259,519)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#constituents

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,065,432	—	1,065,432
Government And Agency Obligations	—	476,630	—	476,630
Corporate Bonds And Notes	—	269,565	—	269,565
Senior Floating Rate Instruments	—	154,144	—	154,144
Common Stocks	5	—	306	311
Short Term Investments	26,021	52,247	—	78,268
	26,026	2,018,018	306	2,044,350
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	(259,519)	—	—	(259,519)
	(259,519)	—	—	(259,519)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.2%
Mortgage-Backed Securities 32.9%
Federal Home Loan Mortgage Corporation
2.00%, 07/01/41	8,807	7,410
3.00%, 06/01/43 - 04/01/52	90,193	80,006
4.00%, 09/01/43 - 02/01/44	4,175	3,965
3.50%, 02/01/46 - 05/01/52	31,503	28,629
2.50%, 11/01/49 - 12/01/50	26,082	22,027
4.50%, 08/01/52	8,448	8,050
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 09/01/52	51,723	49,294
2.48%, 11/01/29	25,000	21,844
1.90%, 05/01/30	25,000	20,807
2.44%, 01/01/32	10,000	8,378
1.88%, 02/01/32	10,000	8,387
2.63%, 04/01/32	62,149	53,187
1.83%, 11/01/33	6,300	4,868
3.00%, 03/01/35 - 04/01/51	55,061	48,539
1.50%, 05/01/36	16,622	14,337
2.00%, 05/01/36 - 02/01/51	74,678	62,818
3.50%, 09/01/43 - 04/01/52	84,418	76,751
2.20%, 09/01/46	26,766	20,787
4.00%, 08/01/47 - 07/01/52	53,196	49,756
2.50%, 09/01/50 - 01/01/52	89,105	75,361
Government National Mortgage Association
3.50%, 10/20/45	1,401	1,278
2.50%, 08/20/51	37,015	31,763
3.50%, TBD (a) (b)	20,312	16,972
		715,214
Collateralized Mortgage Obligations 11.7%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	2,284	2,282
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,447
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,001
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,635
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	4,748
Series GA-4376, REMIC, 3.00%, 04/15/40	252	252
Interest Only, Series SP-3770, REMIC, 3.68%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (c)	537	15
Interest Only, Series SM-3780, REMIC, 3.68%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (c)	6,282	689
Series KA-4366, REMIC, 3.00%, 03/15/41	874	873
Series SL-4061, REMIC, 2.57%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (c)	36	25
Series KM-4141, REMIC, 1.75%, 12/15/42	9,220	7,850
Series CS-4156, REMIC, 2.32%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (c)	3,279	2,310
Series UZ-4508, REMIC, 3.00%, 07/15/43	511	397
Series ZX-4404, REMIC, 4.00%, 04/15/44	59,286	56,737
Series AB-4533, REMIC, 3.00%, 06/15/44	3,109	2,903
Series CA-4573, REMIC, 3.00%, 11/15/44	10,514	9,814
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,035	1,898
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,500	11,488
Series DZ-4894, REMIC, 3.50%, 06/15/49	6,139	5,673
Interest Only, Series MS-4291, REMIC, 3.08%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (c)	2,279	233
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 3.60%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (c)	254	4
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	188	164
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	18,002	16,827
Interest Only, Series 2005-S-2, REMIC, 3.52%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (c)	3,250	313
Interest Only, Series 2011-PS-84, REMIC, 3.52%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (c)	725	5
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	285	273
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,675	1,559
Interest Only, Series 2011-ES-93, REMIC, 3.42%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (c)	1,086	120
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,986	3,488
Interest Only, Series 2018-ST-25, REMIC, 2.97%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (c)	7,866	666
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	844	799
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	832	787
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,539	11,290
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	2,050	2,046
Series 2016-A-9, REMIC, 3.00%, 09/25/43	119	119
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	14,742	13,993
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	1,527	1,524
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,680	10,987
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	12,459	11,479
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	11,069	10,397
Ginnie Mae REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	15,266	2,297
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	29,966	4,591
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 3.09%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (c)	1,032	10
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,158	1,094
Interest Only, Series 2022-SA-22, REMIC, 1.32%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (c)	14,130	311
Interest Only, Series 2020-SB-185, REMIC, 3.29%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (c)	45,041	6,070
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	55,620	7,177
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	29,894	4,417
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	17,655	2,586
Interest Only, Series 2021-S-59, REMIC, 0.32%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (c)	20,110	270
Interest Only, Series 2021-SL-58, REMIC, 0.74%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (c)	61,830	1,979
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	42,983	6,620
		254,532
U.S. Treasury Bond 8.9%
Treasury, United States Department of
2.38%, 05/15/51	100,000	74,781
3.00%, 08/15/52	138,400	119,478
		194,259
U.S. Treasury Note 3.0%
Treasury, United States Department of
2.75%, 08/15/32	70,200	64,211
Commercial Mortgage-Backed Securities 2.7%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.55%, 05/25/30 (c)	20,264	18,352
Interest Only, Series 2020-X1-M15, REMIC, 1.59%, 09/25/31 (c)	42,311	3,806
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (c)	78,739	5,043
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (c)	38,961	2,266
Interest Only, Series 2021-IO-20, REMIC, 1.13%, 08/16/62 (c)	64,018	5,045
Interest Only, Series 2021-IO-40, REMIC, 0.82%, 02/16/63 (c)	56,623	3,767
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (c)	68,313	4,263
Interest Only, Series 2021-IO-45, REMIC, 0.82%, 04/16/63 (c)	11,606	770
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (c)	19,165	1,414

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-IO-129, REMIC, 0.99%, 06/16/63 (c)	82,080	5,799
Interest Only, Series 2021-IO-79, REMIC, 0.91%, 08/16/63 (c)	43,835	2,977
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (c)	80,524	4,023
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (c)	29,610	1,885
		59,410
Total Government And Agency Obligations (cost $1,485,451)		1,287,626
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.6%
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 4.33%, (1 Month USD LIBOR + 1.25%), 06/25/37 (c) (d)	3,705	2,582
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	543	542
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,407
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (c) (d)	2,521	2,107
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (d)	5,494	5,427
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,293
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,379
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,931	1,664
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,518	984
Alternative Loan Trust
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,225	1,140
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 11/25/36 (c) (d)	3,750	3,158
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	11,132	5,938
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 2.32%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (c)	3,290	269
Series 2007-1A6-5CB, REMIC, 3.68%, (1 Month USD LIBOR + 0.60%), 04/25/37 (c)	3,290	1,649
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	2,947
Anchorage Capital CLO 2018-10, Ltd.
Series 2018-A1A-10A, 3.71%, (3 Month USD LIBOR + 1.20%), 10/15/31 (c)	2,000	1,949
Apidos CLO XII
Series 2013-CR-12A, 4.31%, (3 Month USD LIBOR + 1.80%), 04/15/31 (c)	1,000	911
Apidos CLO XXXIX
Series 2022-A1-39A, 2.04%, (3 Month Term SOFR + 1.30%), 04/23/35 (c)	2,000	1,920
Aqua Finance Trust 2017-A
Series 2017-A-A, 3.72%, 10/15/24	862	852
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.60%, (3 Month USD LIBOR + 1.09%), 01/15/31 (c)	982	952
Atrium Hotel Portfolio Trust 2017-Atrm
Series 2017-E-ATRM, REMIC, 5.87%, (1 Month USD LIBOR + 3.05%), 12/15/36 (c) (d)	2,378	2,177
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	3,111	2,708
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	250
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.15%, 06/17/64 (c)	18,588	1,116
BBCMS 2017-DELC Mortgage Trust
Series 2017-E-DELC, REMIC, 5.44%, (1 Month USD LIBOR + 2.63%), 08/15/36 (c) (d)	1,660	1,582
Series 2017-F-DELC, REMIC, 6.44%, (1 Month USD LIBOR + 3.63%), 08/15/36 (c) (d)	1,653	1,555
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 6.05%, (1 Month USD LIBOR + 3.24%), 03/16/37 (c) (d)	6,125	5,141
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.42%, 07/17/54 (c)	22,788	1,689
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.50%, 09/17/54 (c)	43,145	3,410
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.07%, 11/18/54 (c)	12,466	716
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.75%, 02/18/54 (c)	35,815	3,303
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 3.82%, (1 Month USD LIBOR + 1.00%), 07/15/37 (c) (d)	1,599	1,558
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	353	345
Bellemeade Re 2019-2 Ltd.
Series 2019-M1B-2A, 4.53%, (1 Month USD LIBOR + 1.45%), 04/25/29 (c)	94	93
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.59%, 05/16/53 (c)	90,287	1,599
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.89%, 09/17/53 (c)	36,346	2,883
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.38%, 07/17/54 (c)	20,287	1,478
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.81%, 09/17/54 (c)	38,734	1,862
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 4.46%, (3 Month USD LIBOR + 1.75%), 10/21/30 (c)	3,000	2,821
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (c)	4,500	3,964
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (d)	8,052	7,494
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 6.83%, (1 Month USD LIBOR + 4.01%), 10/16/23 (c)	4,422	4,139
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 4.82%, (1 Month USD LIBOR + 2.00%), 09/15/23 (c)	3,062	2,824
Series 2021-F-VOLT, REMIC, 5.22%, (1 Month USD LIBOR + 2.40%), 09/15/23 (c)	3,062	2,849
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 4.66%, (1 Month USD LIBOR + 1.85%), 10/16/23 (c)	4,162	3,850
BX Trust
Series 2017-E-SLCT, REMIC, 5.97%, (1 Month USD LIBOR + 3.15%), 07/17/34 (c) (d)	1,025	1,005
BX Trust 2018-EXCL
Series 2018-A-EXCL, REMIC, 3.91%, (1 Month USD LIBOR + 1.09%), 09/15/37 (c)	380	373
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (c)	4,941	3,787
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 11/15/23 (c)	1,084	1,005
CAL Funding IV Ltd
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,490	2,185
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 3.85%, (3 Month USD LIBOR + 1.14%), 04/20/34 (c)	2,000	1,904
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 3.22%, (1 Month USD LIBOR + 0.14%), 09/25/36 (c) (d)	3,487	3,344

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (c)	243	210
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (c)	72,573	3,099
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,595	3,046
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,119	1,178
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,172	1,078
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.30%, 05/10/47 (c)	20,869	298
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (c)	19,634	631
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (c)	14,872	582
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.31%, 07/25/47 (c)	1,554	1,391
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (c)	1,578	1,498
CLNC 2019-FL1, Ltd.
Series 2019-A-FL1, 3.65%, (SOFR 30-Day Average + 1.36%), 09/19/25 (c)	2,243	2,211
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,213	1,025
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	955	812
COMM 2013-CR12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.24%, 10/15/46 (c)	28,440	214
COMM 2013-CR19 Mortgage Trust
Series 2014-C-CR19, REMIC, 4.85%, 08/12/24 (c)	1,163	1,093
COMM 2013-CR26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.05%, 10/13/48 (c)	25,714	550
COMM 2014-CR17 Mortgage Trust
Interest Only, Series 2014-XA-CR17, REMIC, 1.11%, 05/10/47 (c)	26,863	294
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 1.13%, 02/12/48 (c)	19,949	344
Comm 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.82%, 02/12/26 (c)	1,340	1,212
Interest Only, Series 2016-XA-DC2, REMIC, 1.09%, 02/12/49 (c)	15,109	377
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 3.82%, (1 Month USD LIBOR + 1.00%), 09/15/33 (c)	3,070	2,931
Commonbond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	94	84
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,886	3,446
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,003	1,435
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,244	1,024
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.96%, 04/15/50 (c)	17,768	248
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (c)	1,911	1,766
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.71%, 06/17/52 (c)	8,933	682
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (c)	7,000	6,354
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	852
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	3,482	2,829
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (c)	566	532
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (c)	8,054	7,763
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.48%, 09/25/58 (c)	18,251	15,428
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 3.90%, (3 Month USD LIBOR + 1.19%), 01/21/31 (c) (e)	2,000	1,946
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,718
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.52%, 05/12/49 (c)	20,735	761
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.65%, 10/11/24 (c)	4,600	4,091
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.68%, (1 Month USD LIBOR + 0.30%), 09/25/47 (c) (d)	10,950	9,128
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-AR1
Series 2006-1A3-AR1, REMIC, 3.74%, (1 Month USD LIBOR + 0.66%), 02/25/36 (c) (d)	9,043	8,425
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	1,000	767
Series 2021-E-NYC, REMIC, 3.70%, 05/12/31	1,000	730
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 3.91%, (3 Month USD LIBOR + 1.40%), 01/15/31 (c)	1,000	947
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 3.63%, (3 Month USD LIBOR + 1.12%), 07/15/31 (c)	2,500	2,402
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 3.22%, (1 Month USD LIBOR + 0.14%), 07/25/23 (c) (d)	5,511	3,159
First Horizon Mortgage Pass-Through Trust 2006-FA2
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,681	1,305
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,452
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (d)	10,500	8,380
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	8,994
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 4.21%, (1 Month USD LIBOR + 1.22%), 05/18/38 (c) (d)	3,500	3,395
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 3.94%, (3 Month USD LIBOR + 1.20%), 04/17/34 (c)	4,500	4,344
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,555	1,397
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	3,144	2,902
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (c)	1,845	1,328
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 5.55%, (1 Month USD LIBOR + 2.73%), 12/15/36 (c) (d)	3,908	3,714
Series 2019-F-WOLF, REMIC, 5.95%, (1 Month USD LIBOR + 3.13%), 12/15/36 (c) (d)	3,908	3,694
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 3.72%, (1 Month USD LIBOR + 0.90%), 07/15/31 (c)	436	427

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Series 2018-D-TWR, REMIC, 4.42%, (1 Month USD LIBOR + 1.60%), 07/15/31 (c)	1,000	942
Series 2018-E-TWR, REMIC, 4.92%, (1 Month USD LIBOR + 2.10%), 07/15/31 (c)	1,000	937
Series 2018-F-TWR, REMIC, 5.62%, (1 Month USD LIBOR + 2.80%), 07/15/31 (c)	1,000	918
Series 2018-G-TWR, REMIC, 6.74%, (1 Month USD LIBOR + 3.92%), 07/15/31 (c)	1,000	888
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (d)	4,072	1,672
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.84%, 09/12/47 (c)	38,746	422
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (c)	782	721
Interest Only, Series 2015-XA-GC34, REMIC, 1.37%, 10/13/48 (c)	21,718	627
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.91%, 11/13/48 (c)	32,549	647
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.32%, 10/13/49 (c)	23,678	859
GS Mortgage Securities Trust 2017-2
Interest Only, Series 2017-C-2, REMIC, 1.23%, 08/12/50 (c)	32,592	1,285
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,182
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.50%, 03/10/28 (c)	2,000	1,716
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.11%, 02/12/52 (c)	43,328	1,924
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.79%, 02/14/53 (c)	48,746	1,667
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 2.05%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (c)	12,564	1,957
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 3.71%, (3 Month USD LIBOR + 1.20%), 07/17/34 (c)	2,500	2,396
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 6.58%, (3 Month USD LIBOR + 3.80%), 08/01/25 (c)	583	419
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 4.91%, (3 Month USD LIBOR + 2.20%), 01/20/33 (c)	3,000	2,866
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 3.83%, (3 Month USD LIBOR + 1.12%), 04/21/31 (c)	2,000	1,943
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	2,109	2,009
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,318	1,825
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,060	825
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,221	937
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (d)	5,003	4,995
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	4,785	3,851
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 5.97%, (1 Month USD LIBOR + 3.15%), 11/17/36 (c)	2,657	2,506
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 3.22%, (1 Month USD LIBOR + 0.14%), 04/25/37 (c) (d)	2,108	1,385
Series 2007-A4-NC1, REMIC, 3.36%, (1 Month USD LIBOR + 0.28%), 04/25/37 (c) (d)	9,922	6,569
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 3.27%, 09/25/36 (c)	997	892
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	7,256	4,431
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 3.68%, (1 Month USD LIBOR + 0.60%), 03/25/36 (c) (d)	4,483	2,332
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (c)	1,187	1,174
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (c)	2,666	2,413
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	1,927
J.P. Morgan Chase Commercial Mortgage Securities Trust.
Series 2022-A-NLP, REMIC, 3.44%, (1 Month Term SOFR + 0.60%), 04/15/37 (c)	3,500	3,339
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 3.30%, (1 Month USD LIBOR + 0.22%), 01/25/34 (c) (d)	4,824	4,189
Series 2006-A4-HE3, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 07/25/36 (c) (d)	1,803	1,573
Series 2006-A5-HE3, REMIC, 3.56%, (1 Month USD LIBOR + 0.48%), 11/25/36 (c) (d)	4,663	4,079
Jamestown CLO Ltd
Series 2018-A1-6RA, 3.93%, (3 Month USD LIBOR + 1.15%), 04/25/30 (c) (e)	2,970	2,904
Series 2018-A2A-6RA, 4.56%, (3 Month USD LIBOR + 1.78%), 04/25/30 (c)	1,000	956
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 3.29%, (1 Month USD LIBOR + 0.21%), 12/25/36 (c) (d)	21,942	11,631
Jp Morgan Resecuritization Trust Series 2009-10
Series 2009-4A2-10, REMIC, 1.80%, 03/26/37 (c)	1,195	1,169
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.81%, 10/20/25 (c)	2,065	1,574
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (c)	1,469	1,407
Series 2014-C-C21, REMIC, 4.80%, 07/17/24 (c)	2,000	1,853
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.77%, 11/18/25 (c)	2,224	2,077
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,437
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.65%, 06/17/49 (c)	18,465	725
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,749
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (c)	4,562	3,780
Interest Only, Series 2020-XA-COR7, REMIC, 1.78%, 05/15/53 (c)	38,948	3,022
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (d)	12,970	10,107
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (c) (d)	22,871	22,812
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (d)	5,467	5,319
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,393

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-AS-CRE2, 4.32%, (1 Month USD LIBOR + 1.50%), 02/15/24 (c)	3,149	3,132
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.94%, 03/11/50 (c)	32,760	719
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 5.68%, (3 Month USD LIBOR + 2.95%), 10/21/30 (c)	1,500	1,341
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,370	1,683
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 3.43%, 11/25/35 (c)	12,071	7,806
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,642	995
ME Funding LLC 2019-1
Series 2019-A2-1, 6.45%, 07/30/24	6,321	6,219
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 8.07%, (1 Month USD LIBOR + 5.25%), 11/15/23 (c)	4,422	4,069
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.79%, 10/25/47 (c)	10,483	3,564
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 3.41%, (1 Month USD LIBOR + 0.33%), 03/25/37 (c) (d)	29,988	10,780
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 06/25/37 (c) (d)	17,283	4,817
MidOcean Credit CLO
Series 2018-A1-9A, 3.86%, (3 Month USD LIBOR + 1.15%), 07/21/31 (c) (e)	2,500	2,414
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Interest Only, Series 2013-XA-C7, REMIC, 1.38%, 02/16/46 (c)	13,781	45
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.62%, 09/17/24 (c)	1,500	1,398
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,793
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.31%, 01/15/49 (c)	18,384	542
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.49%, 09/17/49 (c)	16,879	665
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.41%, 10/19/26 (c)	2,960	2,470
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (c)	3,847	3,294
Interest Only, Series 2019-XA-L3, REMIC, 0.76%, 11/18/52 (c)	70,759	2,449
Morgan Stanley Mortgage Loan Trust 2006-WMC2
Series 2006-A2C-WMC2, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 07/25/36 (c) (d)	18,677	6,874
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,110	513
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (c)	1,032	550
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,992	1,751
MP CLO VIII Ltd
Series 2015-ARR-2A, 3.99%, (3 Month USD LIBOR + 1.20%), 04/28/34 (c)	1,500	1,420
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	883
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	3,605
Nassau 2018-I Ltd.
Series 2018-A-IA, 3.66%, (3 Month USD LIBOR + 1.15%), 07/15/31 (c)	2,000	1,917
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-A-FL1, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 06/15/35 (c)	1,252	1,224
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,017
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (c)	5,300	4,181
Newtek Small Business Finance, LLC
Series 2018-1-A, 4.78%, (1 Month USD LIBOR + 1.70%), 11/25/24 (c)	1,927	1,922
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 4.42%, (1 Month USD LIBOR + 1.60%), 12/15/22 (c)	3,371	3,356
Series 2019-B-FL2, 4.72%, (1 Month USD LIBOR + 1.90%), 01/15/23 (c)	3,371	3,346
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 3.75%, 02/25/36 (c)	425	281
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 3.19%, 07/26/41 (c)	6,715	5,732
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	6,715
Ocean Trails CLO V
Series 2014-ARR-5A, 3.74%, (3 Month USD LIBOR + 1.28%), 10/14/31 (c) (e)	983	944
Ocean Trails CLO X
Series 2020-AR-10A, 3.73%, (3 Month USD LIBOR + 1.22%), 10/16/34 (c)	1,000	952
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.66%, (3 Month USD LIBOR + 1.15%), 07/15/31 (c) (e)	2,000	1,925
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 4.16%, (3 Month USD LIBOR + 1.20%), 08/25/31 (c) (e)	2,500	2,410
Pioneer Aircraft Finance Limited
Series 2019-A-1, 3.97%, 06/15/26	3,959	3,382
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 5.81%, (1 Month USD LIBOR + 2.70%), 10/27/22 (c) (d)	709	688
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 5.39%, (1 Month USD LIBOR + 2.90%), 02/27/24 (c) (d)	2,579	2,499
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 6.08%, (1 Month USD LIBOR + 3.00%), 03/25/26 (c) (e)	2,000	1,821
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.87%, 09/25/47 (c)	6,015	5,394
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (d)	11,836	10,953
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (d)	329	309
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (d)	3,872	3,583
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,725	9,033
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,205
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	13,279
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,219
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (d)	10,672	9,894

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (d)	3,821	3,578
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (c)	3,603	3,350
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (c) (d)	1,213	1,145
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,592	1,287
Rali Series 2006-Qs5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,763	1,451
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d) (e)	3,599	2,520
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 3.41%, 08/25/35 (c)	3,387	2,852
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 3.53%, (1 Month USD LIBOR + 0.45%), 12/25/36 (c)	2,637	1,014
Interest Only, Series 2007-1A6-B, REMIC, 2.97%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (c)	2,637	242
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,773	2,593
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.59%, 01/25/36 (c)	4,334	3,077
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,963	3,950
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,630	1,537
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 3.53%, (1 Month USD LIBOR + 0.45%), 04/25/37 (c)	5,203	2,447
Series 2007-1A2-A3, REMIC, 22.74%, (46.38% - (1 Month USD LIBOR * 7.66667)), 04/25/37 (c)	679	880
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,896	742
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,650	9,388
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	196	160
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,094	864
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	562	464
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	810	655
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,814	3,977
Rockford Tower CLO 2018-1 Ltd
Series 2018-A-1A, 4.08%, (3 Month USD LIBOR + 1.10%), 05/20/31 (c) (e)	3,000	2,912
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	7,629	6,443
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 3.66%, (3 Month USD LIBOR + 1.15%), 07/15/31 (c)	2,000	1,950
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	7,308	5,879
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 3.72%, (1 Month USD LIBOR + 0.90%), 10/15/37 (c)	2,295	2,235
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,159
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	2,001
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	4,657	4,278
Sofi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	4,594	4,230
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30 (c)	4,026	4,014
Sofi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,465
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38 (c)	4,623	3,604
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 3.89%, (3 Month USD LIBOR + 1.15%), 04/18/31 (c) (e)	3,000	2,926
Sound Point CLO Series 18-3A Class A1A
Series 2018-A1A-21, 3.95%, (3 Month USD LIBOR + 1.18%), 10/27/31 (c) (e)	3,250	3,128
Sound Point CLO XXIII
Series 2019-AR-2A, 3.68%, (3 Month USD LIBOR + 1.17%), 07/17/34 (c)	2,000	1,884
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 2.41%, 04/25/37 (c)	450	234
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/23 (c)	5,537	4,830
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 4.41%, (3 Month USD LIBOR + 1.12%), 06/16/31 (c) (e)	2,000	1,921
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 4.31%, (3 Month USD LIBOR + 1.80%), 04/15/32 (c)	1,000	932
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.44%, 11/25/35 (c)	3,700	3,057
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 3.24%, (1 Month USD LIBOR + 0.16%), 06/25/36 (c) (d)	5,457	3,601
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 3.39%, (1 Month USD LIBOR + 0.31%), 07/25/36 (c) (d)	20,500	7,017
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 09/25/36 (c) (d)	5,269	3,372
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,431	3,298
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,743	3,282
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	7,227	5,707
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,963	4,154
Series 2021-A23-1A, 2.54%, 08/25/31	3,970	3,037
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 3.79%, (3 Month USD LIBOR + 1.05%), 07/18/31 (c)	2,490	2,402
THL Credit Wind River 2014-2 CLO Ltd
Series 2014-AR-2A, 3.65%, (3 Month USD LIBOR + 1.14%), 01/15/31 (c)	1,000	972
Toorak Mortgage Trust 2020-1
Series 2020-A2-1, 3.23%, 03/25/23 (d)	5,100	5,023
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	3,364	3,247
TRTX 2019-FL3 Issuer, Ltd.
Series 2019-AS-FL3, 3.85%, (1 Month Term SOFR + 1.56%), 03/15/24 (c)	3,766	3,726
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 4.14%, (1 Month USD LIBOR + 1.20%), 03/17/38 (c) (d)	3,000	2,944
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 06/17/50 (c)	15,304	819
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	790	770
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	4,727
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,331
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,568	4,499
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (d)	3,530	3,269
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (c)	2,162	2,035

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Vibrant Clo III Ltd.
Series 2018-A1-10A, 3.91%, (3 Month USD LIBOR + 1.20%), 10/20/31 (c) (e)	3,000	2,878
Series 2015-A1RR-3A, REMIC, 3.96%, (3 Month USD LIBOR + 1.25%), 10/20/31 (c)	1,184	1,142
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,550
Volt CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (d)	893	819
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (d)	7,063	6,374
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (d)	2,486	2,348
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (d)	5,961	5,586
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (d)	1,877	1,708
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 3.46%, (1 Month USD LIBOR + 0.38%), 04/25/36 (c) (d)	14,389	5,589
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 10/25/36 (c) (d)	56	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,077	855
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,924	1,528
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.05%, 09/25/36 (c) (d)	17,877	5,398
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,051	1,029
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (c)	1,737	1,712
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 3.89%, (3 Month USD LIBOR + 1.15%), 01/17/31 (c)	3,250	3,166
Wellfleet CLO 2018-2, LLC
Series 2018-A1-2A, 3.91%, (3 Month USD LIBOR + 1.20%), 10/20/31 (c)	2,000	1,939
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (c)	1,577	1,454
Series 2016-C-C34, REMIC, 5.24%, 04/17/26 (c)	1,937	1,733
Series 2016-C-LC24, REMIC, 4.58%, 09/17/26 (c)	2,000	1,781
Interest Only, Series 2016-XA-C33, REMIC, 1.75%, 03/17/59 (c)	10,863	464
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,242	1,075
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,192	958
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	456	389
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.75%, 11/18/25 (c)	1,850	1,671
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (c)	2,386	2,160
Interest Only, Series 2015-XA-LC20, REMIC, 1.43%, 04/15/50 (c)	20,006	408
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (c)	2,031	1,760
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.09%, 12/17/48 (c)	17,894	428
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.25%, 09/16/50 (c)	68,793	2,535
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.62%, 01/16/60 (c)	18,631	933
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.96%, 12/17/52 (c)	37,249	1,618
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.43%, 02/18/53 (c)	58,556	3,955
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.53%, 06/17/53 (c)	58,491	3,957
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 2.00%, 07/17/53 (c)	32,536	3,281
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	754	634
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 1.13%, 03/15/47 (c)	15,672	140
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.94%, 11/18/47 (c)	23,262	308
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (d) (e)	1,521	1,111
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,025,988)		883,013
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund, 2.68% (f) (g)	13,481	13,481
Total Short Term Investments (cost $13,481)		13,481
Total Investments 100.4% (cost $2,524,920)		2,184,120
Other Assets and Liabilities, Net (0.4)%		(9,047)
Total Net Assets 100.0%		2,175,073

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $16,605.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $35,007 and 1.6% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,270,654	16,972	1,287,626
Non-U.S. Government Agency Asset-Backed Securities	—	883,013	—	883,013
Short Term Investments	13,481	—	—	13,481
	13,481	2,153,667	16,972	2,184,120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 42.2%
Mortgage-Backed Securities 19.5%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 10/01/51	10,938	9,724
1.50%, 07/01/35	201	172
2.00%, 12/01/36 - 04/01/52	9,940	8,108
4.00%, 05/01/38 - 05/01/48	3,973	3,762
3.50%, 08/01/47 - 03/01/52	2,687	2,455
2.50%, 07/01/50 - 01/01/52	7,605	6,440
2.50%, 11/01/50 (a)	2,762	2,345
3.50%, 03/01/52 (a)	1,653	1,496
Federal National Mortgage Association, Inc.
2.50%, 05/01/35 - 03/01/52	16,571	14,193
2.00%, 10/01/35 - 03/01/52	15,723	12,856
TBA, 1.50%, 01/01/36 - 11/15/52 (b)	15,997	12,997
3.50%, 05/01/36 - 11/01/51 (a)	5,352	4,894
3.50%, 12/01/36 - 03/01/52	7,047	6,488
TBA, 2.00%, 10/15/37 - 11/15/52 (b)	39,875	33,067
TBA, 2.50%, 10/15/37 - 11/15/52 (b)	23,850	20,257
4.00%, 06/01/38 - 11/01/49	7,901	7,439
4.50%, 03/01/39 - 09/01/49	4,902	4,762
3.00%, 04/01/40 - 02/01/52	11,263	9,918
2.00%, 04/01/51 (a)	3,960	3,223
5.00%, 09/01/52	698	686
TBA, 3.00%, 10/15/52 - 11/15/52 (b)	3,600	3,129
TBA, 3.50%, 10/15/52 - 11/15/52 (b)	7,600	6,831
TBA, 4.00%, 10/15/52 (b)	5,800	5,376
TBA, 4.50%, 10/15/52 - 11/15/52 (b)	6,400	6,085
TBA, 5.00%, 10/15/52 (b)	4,100	3,989
TBA, 5.50%, 10/15/52 - 11/15/52 (b)	2,500	2,480
Government National Mortgage Association
4.00%, 02/20/41 - 08/20/48	4,774	4,515
4.00%, 11/20/44 (a)	573	544
3.50%, 09/20/45 - 05/20/50	3,841	3,540
5.00%, 04/20/48	465	467
3.00%, 12/20/49 - 09/20/51	2,303	2,047
2.00%, 01/20/51 - 04/20/51	1,879	1,574
2.50%, 07/20/51 - 12/20/51	1,712	1,478
3.00%, 10/20/51 (a)	1,918	1,704
TBA, 2.00%, 10/15/52 - 12/15/52 (b)	13,550	11,281
TBA, 2.50%, 10/15/52 - 12/15/52 (b)	11,400	9,788
TBA, 3.00%, 10/15/52 - 12/15/52 (b)	6,725	5,934
TBA, 3.50%, 10/15/52 (b)	2,450	2,226
TBA, 4.50%, 10/15/52 (b)	500	478
		238,748
U.S. Treasury Bond 11.1%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	26,598
1.75%, 08/15/41	7,868	5,377
2.00%, 11/15/41 (a)	7,700	5,507
3.25%, 05/15/42	6,600	5,854
3.63%, 02/15/44	2,020	1,876
3.13%, 08/15/44	6,470	5,524
3.00%, 11/15/44	1,900	1,586
2.88%, 08/15/45 - 05/15/52	17,606	14,635
2.00%, 08/15/51	44,007	30,035
1.88%, 11/15/51	19,398	12,818
2.25%, 02/15/52	36,390	26,417
		136,227
U.S. Treasury Note 9.3%
Treasury, United States Department of
1.25%, 05/31/28 - 09/30/28	53,868	46,108
1.13%, 08/31/28	7,790	6,595
2.38%, 03/31/29	23,000	20,829
3.13%, 08/31/29	21,040	19,968
2.75%, 08/15/32	22,578	20,652
		114,152
Sovereign 1.7%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (d)	405	323
1.70%, 03/02/31 (d)	130	103
3.88%, 04/16/50 (d)	710	574
3.00%, 09/15/51 (d)	50	34
Angola, Government of
9.50%, 11/12/25 (d)	220	205
8.25%, 05/09/28 (d)	125	98
8.75%, 04/14/32 (d)	200	148
9.38%, 05/08/48 (d)	20	14
Bermuda, Government of
3.72%, 01/25/27 (d)	215	201
3.38%, 08/20/50 (d)	60	39
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/25/34 (d) (e) (f)	620	136
0.00%, 09/01/25 - 08/01/41 (d) (e) (f)	625	137
Cameroon, Government of
9.50%, 11/19/25 (d)	95	94
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	325	319
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	435	344
3.00%, 01/15/34	90	68
3.30%, 03/11/41	85	58
Gabon, Government of
7.00%, 11/24/31 (d)	25	16
Ghana, Government of
7.75%, 04/07/29 (d)	200	76
10.75%, 10/14/30 (d)	80	58
8.63%, 06/16/49 (d)	35	13
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (d) (g)	115	35
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	85	61
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	9
5.38%, 04/24/32 (d)	240	210
6.13%, 06/01/50 (d)	45	37
Gobierno de la Republica del Ecuador
5.50%, 07/31/30 (d) (g)	280	132
2.50%, 07/31/35 (d) (g)	150	51
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	178
2.74%, 01/29/33 (d)	200	144
5.40%, 03/30/50 (d)	50	37
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	136
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	114
4.50%, 04/22/29	70	65
3.25%, 04/16/30 (h)	135	112
2.66%, 05/24/31	100	76
3.50%, 02/12/34	125	95
6.05%, 01/11/40	145	134
5.75%, 10/12/10	210	161
Government of Saudi Arabia
3.63%, 03/04/28 (d)	65	61
3.25%, 10/22/30 (d)	385	345
2.25%, 02/02/33 (d)	200	156
4.50%, 10/26/46 (d)	125	104
4.63%, 10/04/47 (d)	110	93
3.75%, 01/21/55 (d)	100	73
4.50%, 04/22/60 (d)	300	249
Government of the Republic of Panama
3.88%, 03/17/28	115	105
3.16%, 01/23/30	90	74
2.25%, 09/29/32	220	155
4.50%, 05/15/47	100	71
3.87%, 07/23/60	225	134
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	200	131
Government of the Republic of Zambia
8.97%, 07/30/27 (d)	80	38
Government of the Sultanate of Oman
5.38%, 03/08/27 (d)	225	211

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
5.63%, 01/17/28 (d)	370	344
6.00%, 08/01/29 (d)	50	47
6.25%, 01/25/31 (d)	200	186
6.75%, 01/17/48 (d)	55	44
Jamaica, Government of
6.75%, 04/28/28	55	57
7.88%, 07/28/45	35	38
Kenya, Government of
6.88%, 06/24/24 (d)	115	97
7.00%, 05/22/27 (d)	105	81
Koztarsasagi Elnoki Hivatal
5.25%, 06/16/29 (d)	200	180
2.13%, 09/22/31 (d)	200	137
Ministerio De Gobierno
6.88%, 12/10/25 (d) (g)	241	181
6.99%, 06/01/27 (d) (g)	102	66
Ministerul Finantelor Publice
3.00%, 02/27/27 (d)	98	82
3.00%, 02/14/31 (d)	135	95
3.63%, 03/27/32 (d)	98	70
4.00%, 02/14/51 (d)	50	28
Ministry of Defence State of Israel
3.38%, 01/15/50	135	99
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (d)	200	191
3.75%, 04/16/30 (d)	340	316
4.63%, 06/02/46 (d)	165	150
4.82%, 03/14/49 (d)	275	251
4.40%, 04/16/50 (d)	1,040	905
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (d)	95	77
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (e) (f) (i)	315	19
Morocco, Kingdom of
5.50%, 12/11/42 (d)	15	11
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	34
7.63%, 11/21/25 (d)	335	289
6.13%, 09/28/28 (d)	250	165
7.14%, 02/23/30 (d)	90	59
7.70%, 02/23/38 (d)	20	12
Pakistan, Government of
8.25%, 04/15/24 (d)	40	24
6.00%, 04/08/26 (d)	145	56
6.88%, 12/05/27 (d)	25	9
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (d)	200	156
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	134
6.13%, 06/15/33 (d)	200	152
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	257
3.88%, 06/12/30	330	270
8.25%, 01/20/34	225	242
7.13%, 01/20/37	115	115
Presidencia De La Nacion
1.00%, 07/09/29	153	30
0.50%, 07/09/30 (g)	1,489	300
1.50%, 07/09/35 (g)	402	73
3.88%, 01/09/38 (g)	189	38
Presidencia de la Republica
2.75%, 01/31/27	200	180
2.45%, 01/31/31	285	228
4.00%, 01/31/52	200	145
Presidencia de la Republica de Colombia
3.00%, 01/30/30	350	250
3.13%, 04/15/31	115	79
7.38%, 09/18/37	30	26
6.13%, 01/18/41	10	7
5.00%, 06/15/45	190	116
5.20%, 05/15/49	150	92
4.13%, 05/15/51	50	27
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (d)	17	15
6.38%, 01/18/27 (d)	15	6
7.65%, 06/15/35 (i)	20	7
7.63%, 02/01/41 (d)	20	6
7.12%, 01/20/50 (d)	40	13
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	95	93
5.95%, 01/25/27 (d)	240	223
6.00%, 07/19/28 (d)	75	68
5.30%, 01/21/41 (d)	95	64
6.40%, 06/05/49 (d)	190	137
5.88%, 01/30/60 (d)	80	52
South Africa, Parliament of
4.85%, 09/30/29	50	41
The Arab Republic of Egypt
7.50%, 01/31/27 (d)	530	409
5.80%, 09/30/27 (d)	200	139
8.70%, 03/01/49 (d)	275	151
The Democratic Socialist Republic of Sri Lanka
0.00%, 07/18/26 - 05/11/27 (d) (e) (f)	60	15
0.00%, 03/14/29 - 03/28/30 (d) (e) (f)	185	45
The Government of Barbados
6.50%, 10/01/29 (d)	125	113
The Government of the Republic of Armenia
7.15%, 03/26/25 (d)	55	53
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (d)	200	184
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	170
The Philippines, Government of
3.56%, 09/29/32	200	173
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	135
8.50%, 10/12/35 (d)	165	198
6.63%, 02/17/37 (d)	30	31
7.75%, 01/17/38 (d)	160	182
5.25%, 01/17/42 (d)	45	40
6.75%, 01/15/44 (d)	70	73
5.13%, 01/15/45 (d)	85	74
5.95%, 01/08/46 (d)	220	213
4.35%, 01/11/48	90	71
4.20%, 10/15/50	1,515	1,146
The Republic of Korea, Government of
1.00%, 09/16/30	200	157
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	130	95
The Republic of Uzbekistan
4.75%, 02/20/24 (d)	45	43
3.70%, 11/25/30 (d)	200	143
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23 (h)	105	105
5.75%, 03/22/24 - 05/11/47	135	101
6.35%, 08/10/24	200	192
4.25%, 03/13/25 - 04/14/26	245	210
4.75%, 01/26/26	260	219
4.88%, 10/09/26 - 04/16/43	355	253
5.13%, 02/17/28	110	85
6.13%, 10/24/28	75	60
6.00%, 01/14/41	35	22
United Arab Emirates, Government of
4.05%, 07/07/32 (d)	200	188
		20,375
Municipal 0.5%
California, State of
7.63%, 03/01/40	1,390	1,724
Illinois, State of
5.10%, 06/01/33	2,535	2,415
6.63%, 02/01/35	310	315
7.35%, 07/01/35	566	601
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,096
		6,151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 0.1%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	658	591
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	289	266
Series 2019-F-11, REMIC, 3.41%, (1 Month USD LIBOR + 0.40%), 01/20/49 (j)	204	202
Series 2019-NF-23, REMIC, 3.46%, (1 Month USD LIBOR + 0.45%), 02/20/49 (j)	110	109
Series 2019-FB-153, REMIC, 3.46%, (1 Month USD LIBOR + 0.45%), 12/20/49 (j)	490	484
		1,652
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Series A2-K150, 3.71%, 11/25/32	500	461
Total Government And Agency Obligations (cost $601,427)		517,766
CORPORATE BONDS AND NOTES 36.2%
Financials 14.0%
1MDB Global Investments Limited
4.40%, 03/09/23 (i)	1,000	956
Access Bank PLC
6.13%, 09/21/26 (d)	200	151
Acrisure, LLC
4.25%, 02/15/29 (d)	290	229
6.00%, 08/01/29 (d)	140	107
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	788
2.88%, 08/14/24 (h)	888	837
1.65%, 10/29/24	1,538	1,405
6.50%, 07/15/25	540	540
2.45%, 10/29/26	561	474
3.00%, 10/29/28	588	474
3.30%, 01/30/32	629	474
AIA Group Limited
3.20%, 09/16/40 (d)	538	399
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,384
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	21
6.75%, 10/15/27 (d)	680	589
5.88%, 11/01/29 (d)	115	94
Ally Financial Inc.
4.70%, (100, 05/15/26) (k)	700	543
1.45%, 10/02/23	349	337
5.13%, 09/30/24	304	302
5.75%, 11/20/25	670	654
8.00%, 11/01/31	1,114	1,178
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	55	46
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,750
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	59
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	850	805
4.38%, 05/01/26 (d)	2,900	2,603
Banco De Desarrollo Para America Latina
2.38%, 05/12/23	1,100	1,084
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (k)	120	103
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (k)	75	70
7.63%, (100, 01/10/28) (d) (k)	50	44
Bank of America Corporation
5.13%, (100, 06/20/24) (k)	45	42
4.20%, 08/26/24	100	98
4.18%, 11/25/27	3,725	3,452
4.38%, 04/27/28	3,800	3,560
2.30%, 07/21/32	1,360	1,018
2.97%, 02/04/33	3,100	2,429
5.02%, 07/22/33	5,250	4,884
Barclays PLC
2.85%, 05/07/26 (l)	1,270	1,152
5.09%, 06/20/30 (l)	2,500	2,173
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	40	38
5.13%, 01/18/33 (d)	50	42
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,646
7.05%, 09/29/25 (d)	1,229	1,214
BNP Paribas
2.22%, 06/09/26 (d) (l)	1,123	1,008
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	50	39
Capital One Financial Corporation
2.64%, 03/03/26	644	598
4.99%, 07/24/26	1,017	995
4.93%, 05/10/28	2,117	2,015
3.27%, 03/01/30	2,123	1,782
5.25%, 07/26/30	1,600	1,497
CIT Group Inc.
3.93%, 06/19/24	185	182
Citigroup Inc.
4.60%, 03/09/26	309	299
4.30%, 11/20/26	200	189
3.07%, 02/24/28	4,000	3,566
2.67%, 01/29/31	2,300	1,840
4.41%, 03/31/31	1,522	1,369
4.91%, 05/24/33	491	452
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	60
Coinbase Global, Inc.
3.38%, 10/01/28 (d) (h)	235	147
3.63%, 10/01/31 (d)	540	301
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (l)	384	318
Corebridge Financial, Inc.
3.50%, 04/04/25 (d)	294	280
3.65%, 04/05/27 (d)	420	384
3.85%, 04/05/29 (d)	412	364
3.90%, 04/05/32 (d)	4,490	3,789
4.35%, 04/05/42 (d)	111	86
4.40%, 04/05/52 (d)	330	252
Credit Suisse Group AG
6.50%, 08/08/23 (d) (l)	400	395
4.21%, 06/12/24 (d)	1,000	980
2.59%, 09/11/25 (d) (l)	1,546	1,405
4.28%, 01/09/28 (d) (l)	2,059	1,750
3.87%, 01/12/29 (d) (l)	303	248
4.19%, 04/01/31 (d) (l)	1,376	1,085
Credit Suisse Group Funding (Guernsey) Limited
4.55%, 04/17/26 (l)	699	644
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,608
3.73%, 01/14/32 (l)	2,500	1,680
Discover Bank
4.68%, 08/09/28	2,000	1,919
Discover Financial Services
4.50%, 01/30/26	2,000	1,898
EG Global Finance PLC
6.75%, 02/07/25 (d)	441	396
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,710	1,418
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,809
4.69%, 06/09/25	160	149
5.13%, 06/16/25	120	113
2.70%, 08/10/26	200	166
4.27%, 01/09/27	80	70
4.95%, 05/28/27	1,700	1,521
4.13%, 08/17/27	165	142
5.11%, 05/03/29	355	309
Hightower Holdings LLC
6.75%, 04/15/29 (d)	290	238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
4.95%, 03/31/30 (l)	205	188
HUB International Limited
7.00%, 05/01/26 (d)	85	81
5.63%, 12/01/29 (d)	80	67
Icahn Enterprises L.P.
4.75%, 09/15/24	185	173
6.25%, 05/15/26	2,085	1,948
5.25%, 05/15/27	390	342
Intesa Sanpaolo SPA
5.71%, 01/15/26 (d)	3,028	2,764
4.20%, 06/01/32 (d)	200	135
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (d) (k)	155	143
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	43
JPMorgan Chase & Co.
6.28%, (3 Month USD LIBOR + 3.47%), (100, 10/30/22) (j) (k)	25	25
3.96%, 01/29/27	2,050	1,934
4.32%, 04/26/28	3,800	3,574
3.51%, 01/23/29	1,850	1,637
4.49%, 03/24/31	4,900	4,466
2.96%, 05/13/31	677	538
4.59%, 04/26/33	3,532	3,175
4.91%, 07/25/33	1,287	1,189
5.72%, 09/14/33	1,700	1,606
MDGH - GMTN B.V.
2.88%, 11/07/29 (d)	200	176
Morgan Stanley
4.00%, 07/23/25	150	146
3.63%, 01/20/27	150	140
4.21%, 04/20/28	5,800	5,425
4.43%, 01/23/30	1,000	920
3.62%, 04/01/31	4,344	3,751
4.89%, 07/20/33	1,207	1,116
MSCI Inc.
3.25%, 08/15/33 (d)	75	58
NatWest Group PLC
4.52%, 06/25/24 (l)	1,975	1,953
4.27%, 03/22/25 (l)	1,225	1,192
3.07%, 05/22/28 (l)	712	610
NatWest Markets PLC
5.13%, 05/28/24 (l)	1,500	1,478
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (d) (k)	200	170
4.50%, (100, 08/27/25) (d) (k)	100	90
Onemain Finance Corporation
6.88%, 03/15/25	540	508
7.13%, 03/15/26	300	272
3.50%, 01/15/27	180	141
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	915
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	866
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	32
Regions Bank
6.45%, 06/26/37	500	514
Ryan Specialty Group, LLC
4.38%, 02/01/30 (d)	135	115
Shriram Transport Finance Company Limited
4.15%, 07/18/25 (d)	200	178
Societe Generale
1.04%, 06/18/25 (d) (l)	2,800	2,602
1.49%, 12/14/26 (d)	1,483	1,252
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	182
Synchrony Financial
5.15%, 03/19/29	2,759	2,510
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (d) (i) (k)	200	68
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	565
The Goldman Sachs Group, Inc.
3.62%, 03/15/28	3,900	3,550
4.22%, 05/01/29	5,000	4,547
3.80%, 03/15/30	2,570	2,253
2.38%, 07/21/32	1,355	1,024
3.10%, 02/24/33	2,900	2,304
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	394
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (d)	25	24
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	346	316
UBS Group AG
1.49%, 08/10/27 (d) (l)	836	700
Unum Group
4.00%, 06/15/29	1,500	1,328
5.75%, 08/15/42	1,500	1,286
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	461
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	160	129
Wells Fargo & Company
3.53%, 03/24/28	5,123	4,649
4.48%, 04/04/31	4,110	3,760
5.01%, 04/04/51	3,036	2,606
Westpac Banking Corporation
4.11%, 07/24/34 (l)	558	476
		171,783
Energy 5.1%
Apache Corporation
5.10%, 09/01/40	85	69
7.38%, 08/15/47	30	31
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	147
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	200	151
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,080
6.75%, 11/15/39	124	123
5.40%, 06/15/47	149	129
3.75%, 02/15/52	140	95
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	100	84
3.25%, 01/31/32	95	73
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	33
6.38%, 06/15/26 (d)	295	276
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	31
CNX Resources Corporation
6.00%, 01/15/29 (d) (h)	45	41
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	50	45
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	106
5.88%, 01/15/30 (d)	60	52
Continental Resources, Inc.
4.50%, 04/15/23	876	873
5.75%, 01/15/31 (d)	280	253
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	848	768
6.00%, 02/01/29 (d)	100	89
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	31
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	181
5.75%, 02/15/28 (d)	285	245
DCP Midstream Operating, LP
5.38%, 07/15/25	400	389
5.63%, 07/15/27	230	222
Delek Group Ltd.
7.49%, 12/30/23	170	169
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	65	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Devon Energy Corporation
5.25%, 10/15/27	62	61
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	84
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	200	160
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (d)	160	152
Energean Israel Finance Ltd
4.88%, 03/30/26 (i)	130	115
Energean PLC
6.50%, 04/30/27 (d) (h)	200	177
Energy Transfer LP
5.50%, 06/01/27	1,400	1,364
5.25%, 04/15/29	3,925	3,702
3.75%, 05/15/30	327	278
6.00%, 06/15/48	490	425
5.00%, 05/15/50	930	727
Energy Transfer Operating, L.P.
5.30%, 04/15/47	700	561
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	230	137
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	183
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	174
EQM Midstream Partners, LP
7.50%, 06/01/27 (d)	195	186
6.50%, 07/01/27 (d)	115	107
4.50%, 01/15/29 (d)	100	81
EQT Corporation
3.90%, 10/01/27	165	150
5.00%, 01/15/29	65	61
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	74	61
2.63%, 03/31/36 (d)	240	186
Genesis Energy, L.P.
8.00%, 01/15/27	145	127
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	187	149
Halliburton Company
3.80%, 11/15/25	5	5
Hess Corporation
4.30%, 04/01/27	820	771
7.13%, 03/15/33	2,751	2,881
5.60%, 02/15/41	1,013	893
5.80%, 04/01/47 (h)	601	540
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	327
4.25%, 02/15/30 (d)	60	49
5.50%, 10/15/30 (d)	45	39
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (d)	200	176
Holly Energy Partners, L.P.
6.38%, 04/15/27 (d)	85	81
5.00%, 02/01/28 (d)	230	203
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	170
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	86
Kinetik Holdings LP
5.88%, 06/15/30 (d)	95	87
Kosmos Energy Ltd.
7.13%, 04/04/26 (d) (h)	345	286
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	72
Leviathan Bond Ltd
5.75%, 06/30/23 (i)	80	79
6.13%, 06/30/25 (i)	105	99
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	140	105
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	22
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	230	208
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	505
Mesquite Energy, Inc.
0.00%, 02/15/23 (d) (e) (f)	269	3
13.00%, 07/15/23 (i) (l) (m) (n)	52	277
13.00%, 07/15/23 (i) (l) (m) (n)	30	160
MPLX LP
4.80%, 02/15/29	500	466
4.95%, 09/01/32	993	902
4.50%, 04/15/38	675	544
4.70%, 04/15/48	325	250
Murphy Oil Corporation
5.88%, 12/01/27	220	206
National company KazMunayGaz JSC
5.75%, 04/19/47 (d)	35	23
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	327
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	196
Nostrum Oil & Gas Finance B.V.
0.00%, 07/20/22 (d) (e) (f)	570	151
Occidental Petroleum Corporation
5.55%, 03/15/26	595	596
3.50%, 08/15/29 (h)	175	160
8.88%, 07/15/30	125	139
7.50%, 05/01/31	3,780	3,951
7.88%, 09/15/31	35	38
6.45%, 09/15/36	1,450	1,444
4.30%, 08/15/39	60	50
6.20%, 03/15/40	60	58
6.60%, 03/15/46	1,375	1,402
4.40%, 04/15/46 - 08/15/49	305	252
4.10%, 02/15/47	240	193
4.20%, 03/15/48	115	93
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	195	151
PBF Holding Company LLC
6.00%, 02/15/28	170	147
PDC Energy, Inc.
5.75%, 05/15/26	50	46
PDV America, Inc.
9.25%, 08/01/24 (d) (h)	90	89
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	260
Petrobras Global Finance B.V.
6.88%, 01/20/40	70	63
6.75%, 06/03/50	90	73
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (e) (f) (i) (o)	10,380	247
Petroleos Mexicanos
4.88%, 01/18/24 (h)	185	180
6.88%, 10/16/25 - 08/04/26	135	123
6.49%, 01/23/27	395	331
6.50%, 03/13/27 - 06/02/41	485	396
6.84%, 01/23/30	435	325
5.95%, 01/28/31	2,170	1,465
6.70%, 02/16/32	130	91
6.38%, 01/23/45	60	33
6.75%, 09/21/47	8,670	4,834
6.35%, 02/12/48	4,400	2,361
7.69%, 01/23/50	741	453
6.95%, 01/28/60	115	64
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	45
3.40%, 04/28/61 (d)	60	41
Phillips 66
3.70%, 04/06/23	67	67
3.85%, 04/09/25	87	84
Pioneer Natural Resources Company
0.25%, 05/15/25 (l)	203	444
Plains All American Pipeline, L.P.
4.50%, 12/15/26	1,450	1,371
3.55%, 12/15/29	188	156
PT Adaro Indonesia
4.25%, 10/31/24 (d)	165	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Qatarenergy
1.38%, 09/12/26 (d)	325	283
2.25%, 07/12/31 (d)	240	193
3.30%, 07/12/51 (d)	200	141
Range Resources Corporation
4.88%, 05/15/25	155	146
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	200	177
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,140
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	350	315
3.50%, 04/16/29 (d)	465	421
4.25%, 04/16/39 (d)	230	196
4.38%, 04/16/49 (d)	40	33
3.50%, 11/24/70 (d)	65	42
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	43
SM Energy Company
5.63%, 06/01/25	25	24
6.75%, 09/15/26	110	106
6.63%, 01/15/27	215	208
Southwestern Energy Company
4.75%, 02/01/32	95	80
Suek Securities Designated Activity Company
3.38%, 09/15/26 (d) (i)	200	25
Sunnova Energy Corporation
5.88%, 09/01/26 (d) (h)	65	58
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	162
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	87
4.50%, 05/15/29	235	195
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (d)	500	494
6.00%, 12/31/30 (d)	195	166
Targa Resource Corporation
6.50%, 07/15/27	400	397
Targa Resources Corp.
5.50%, 03/01/30	50	45
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	90
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	99
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (d)	190	189
7.50%, 10/25/27 (d)	110	107
8.38%, 11/07/28 (d)	40	39
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,111
4.65%, 08/15/32	1,037	939
5.30%, 08/15/52	235	205
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	133
3.95%, 05/15/50	509	377
Transocean Inc
11.50%, 01/30/27 (d)	185	172
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	26
10.25%, 05/15/26 (d)	226	191
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	210	174
4.13%, 08/15/31 (d)	110	91
Western Midstream Operating, LP
4.30%, 02/01/30 (g) (p)	4,580	3,901
YPF S.A.
8.75%, 04/04/24 (d)	192	164
8.50%, 03/23/25 (d)	183	147
		62,250
Real Estate 2.9%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	371
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,191
4.55%, 10/01/29	189	169
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,882
CBRE Services, Inc.
2.50%, 04/01/31	819	624
Corporate Office Properties Trust
2.25%, 03/15/26	257	226
2.75%, 04/15/31	187	138
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	90
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	192
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	96
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	186
3.10%, 02/15/30	193	158
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,220
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,129
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	104
Kilroy Realty, L.P.
4.75%, 12/15/28	925	845
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	67
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	891
4.50%, 04/01/27	5,000	4,634
3.63%, 10/01/29	852	694
3.38%, 02/01/31	3,626	2,776
3.25%, 04/15/33	978	689
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	147
Realogy Group LLC
5.25%, 04/15/30 (d)	185	126
Realty Income Corporation
3.40%, 01/15/28	238	216
2.20%, 06/15/28	133	112
3.25%, 01/15/31	156	133
2.85%, 12/15/32	164	131
Retail Properties of America, Inc.
4.75%, 09/15/30	58	50
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,004
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	129
5.50%, 12/15/27	80	65
4.38%, 02/15/30	170	113
Store Capital Corporation
2.75%, 11/18/30	329	285
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	187
2.70%, 07/15/31	617	466
Tanger Properties Limited Partnership
3.13%, 09/01/26 (h)	3,000	2,711
2.75%, 09/01/31	1,630	1,161
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	151
Uniti Group Inc.
7.88%, 02/15/25 (d)	1,325	1,291
4.75%, 04/15/28 (d)	85	67
6.00%, 01/15/30 (d)	260	166
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	917
4.75%, 11/15/30	1,439	1,329
VICI Properties Inc.
5.63%, 05/01/24 (d)	200	196
3.50%, 02/15/25 (d)	5	5
4.63%, 06/15/25 (d)	55	52
4.50%, 09/01/26 (d)	365	335
4.25%, 12/01/26 (d)	120	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.63%, 12/01/29 (d)	150	130
VICI Properties L.P.
4.38%, 05/15/25	112	106
4.75%, 02/15/28	969	890
4.95%, 02/15/30	1,407	1,272
5.13%, 05/15/32	345	306
Vornado Realty L.P.
2.15%, 06/01/26	271	230
		35,959
Communication Services 2.8%
Acuris Finance
5.00%, 05/01/28 (d)	100	83
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	455	360
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	155
Altice France
6.00%, 02/15/28 (d) (h)	725	465
Altice France Holding S.A.
5.13%, 01/15/29 (d)	270	200
Arches Buyer Inc.
4.25%, 06/01/28 (d)	60	47
6.13%, 12/01/28 (d) (h)	20	15
AT&T Inc.
4.35%, 03/01/29	450	421
4.30%, 02/15/30	415	379
2.55%, 12/01/33	238	177
4.90%, 08/15/37	400	355
3.80%, 12/01/57	4,900	3,315
Axian Telecom
7.38%, 02/16/27 (d)	200	181
B2W Digital Lux S.a r.l.
4.38%, 12/20/30 (d)	200	135
Baidu, Inc.
1.72%, 04/09/26	240	212
Bharti Airtel International (Netherlands) B.V.
5.35%, 05/20/24 (d)	130	130
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	635	517
Cable Onda, S.A.
4.50%, 01/30/30 (d)	200	157
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	38
5.63%, 09/15/28 (d)	35	28
CCO Holdings, LLC
5.13%, 05/01/27 (d)	285	257
5.00%, 02/01/28 (d)	645	562
4.75%, 03/01/30 (d)	180	146
4.50%, 08/15/30 (d)	110	87
4.50%, 05/01/32	225	171
4.50%, 06/01/33 (d)	190	141
Charter Communications Operating, LLC
4.91%, 07/23/25	1,700	1,659
4.40%, 04/01/33	487	402
5.38%, 05/01/47	1,000	773
5.25%, 04/01/53	5,987	4,589
5.50%, 04/01/63	487	371
Colombia Telecomunicaciones S A E S P Bic
4.95%, 07/17/30 (d)	45	34
Commscope, Inc.
7.13%, 07/01/28 (d)	150	116
4.75%, 09/01/29 (d)	145	118
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	55	38
CSC Holdings, LLC
5.50%, 04/15/27 (d)	200	176
5.75%, 01/15/30 (d)	585	416
4.13%, 12/01/30 (d)	190	143
4.50%, 11/15/31 (d)	150	113
CT Trust
5.13%, 02/03/32 (d)	200	151
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	460	91
Digicel Group Limited
6.75%, 03/01/23 (d)	50	30
DISH DBS Corporation
7.75%, 07/01/26	500	383
Dish Network Corporation
2.38%, 03/15/24 (l)	205	183
3.38%, 08/15/26 (l)	697	479
Fox Corporation
4.71%, 01/25/29	550	517
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	9
6.00%, 01/15/30 (d) (h)	115	90
8.75%, 05/15/30 (d)	120	120
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	585	525
5.00%, 05/01/28 (d)	140	120
6.75%, 05/01/29 (d)	100	83
Gray Television, Inc.
4.75%, 10/15/30 (d)	90	68
IHS Holding Limited
5.63%, 11/29/26 (d)	200	158
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	340	289
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (d)	400	304
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	158
3.63%, 01/15/29 (d)	35	26
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	157
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (l)	53	53
Lumen Technologies Inc.
5.63%, 04/01/25	405	390
5.13%, 12/15/26 (d)	500	432
6.88%, 01/15/28	10	9
5.38%, 06/15/29 (d)	135	100
Match Group Holdings II, LLC
4.13%, 08/01/30 (d) (h)	45	37
3.63%, 10/01/31 (d)	140	106
Millicom International Cellular SA
5.13%, 01/15/28 (d)	135	112
4.50%, 04/27/31 (d)	200	143
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	60	58
6.50%, 10/13/26 (d)	70	67
Network I2I Limited
3.98%, (100, 03/03/26) (d) (k)	50	41
5.65%, (100, 01/15/25) (d) (k)	120	109
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	57
6.00%, 02/15/28 (d) (h)	35	27
10.75%, 06/01/28 (d)	280	261
Ooredoo International Finance Limited
5.00%, 10/19/25 (d)	50	50
2.63%, 04/08/31 (d)	200	165
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	197
6.50%, 09/15/28 (d)	290	201
Roblox Corporation
3.88%, 05/01/30 (d)	230	187
Rogers Communications Inc.
3.80%, 03/15/32 (d)	546	471
Sable International Finance Limited
5.75%, 09/07/27 (d)	120	105
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	367
4.13%, 07/01/30 (d)	55	45
Sprint Capital Corporation
6.88%, 11/15/28	665	683
8.75%, 03/15/32	655	759
Tegna Inc.
4.75%, 03/15/26 (d)	200	193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Telecom Italia SPA
5.30%, 05/30/24 (d)	130	123
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	55	49
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	45
3.98%, 04/11/29 (d)	40	36
2.39%, 06/03/30 (d)	65	51
2.88%, 04/22/31 (d) (h)	200	162
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	92
The Walt Disney Company
4.70%, 03/23/50	1,045	939
T-Mobile USA, Inc.
2.63%, 04/15/26	195	176
3.75%, 04/15/27	870	804
4.75%, 02/01/28	65	61
3.38%, 04/15/29	100	86
3.88%, 04/15/30	335	297
4.38%, 04/15/40	40	33
4.50%, 04/15/50	40	32
VEON Holdings B.V.
7.25%, 04/26/23 (d) (i)	95	77
Verizon Communications Inc.
3.00%, 03/22/27	184	168
2.55%, 03/21/31	846	676
4.86%, 08/21/46	580	505
5.01%, 04/15/49	138	123
2.99%, 10/30/56	2,128	1,263
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	161
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	172
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	182
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	157	107
4.38%, 04/15/29 (d)	100	61
VTR Finance N.V.
6.38%, 07/15/28 (d)	70	39
Windstream Escrow, LLC
7.75%, 08/15/28 (d) (h)	410	340
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	76
6.13%, 03/01/28 (d)	90	63
Ziggo B.V.
4.88%, 01/15/30 (d)	100	79
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	390
		34,516
Consumer Discretionary 2.5%
Adtalem Global Education Inc.
5.50%, 03/01/28 (d)	154	139
Affinity Gaming
6.88%, 12/15/27 (d)	90	73
Alibaba Group Holding Limited
2.13%, 02/09/31 (h)	65	50
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	127
5.00%, 02/01/28 (d)	365	323
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (d)	60	48
5.00%, 02/15/32 (d)	65	50
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	39
At Home Group, Inc.
4.88%, 07/15/28 (d) (h)	50	35
AutoNation, Inc.
4.75%, 06/01/30 (p)	117	103
AutoZone, Inc.
3.63%, 04/15/25	164	158
4.00%, 04/15/30	762	685
1.65%, 01/15/31	1,000	743
Azul Investments LLP
5.88%, 10/26/24 (d)	170	123
7.25%, 06/15/26 (d) (h)	200	120
Bath & Body Works, Inc.
7.50%, 06/15/29	115	105
6.63%, 10/01/30 (d)	320	278
Booking Holdings Inc.
0.75%, 05/01/25 (l)	62	74
Boyd Gaming Corporation
4.75%, 12/01/27	185	164
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d) (h)	110	84
Carnival Corporation
10.50%, 02/01/26 - 06/01/30 (d)	505	465
7.63%, 03/01/26 (d)	125	95
4.00%, 08/01/28 (d)	135	109
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (d) (h)	90	61
Carvana Co.
5.88%, 10/01/28 (d)	85	44
10.25%, 05/01/30 (d) (h)	145	97
Century Communities, Inc.
3.88%, 08/15/29 (d) (p)	110	84
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (e) (f) (m)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d)	95	72
Dana Incorporated
4.50%, 02/15/32	95	69
Discovery Communications, LLC
3.63%, 05/15/30	539	445
4.65%, 05/15/50	1,453	996
EG Global Finance PLC
8.50%, 10/30/25 (d)	234	205
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	335	323
8.13%, 07/01/27 (d) (h)	305	292
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	69
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	205	170
6.75%, 01/15/30 (d)	120	91
Foot Locker, Inc.
4.00%, 10/01/29 (d)	50	39
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	868
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	140
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	296
Hasbro, Inc.
3.00%, 11/19/24 (p)	610	585
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	81
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (d)	55	47
JD.com, Inc.
3.38%, 01/14/30 (h)	185	160
Kontoor Brands, Inc.
4.13%, 11/15/29 (d)	30	24
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	245	166
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	31
Levi Strauss & Co.
3.50%, 03/01/31 (d) (h)	100	79
Life Time, Inc.
5.75%, 01/15/26 (d)	100	91
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	83
4.50%, 04/15/30	549	514
3.75%, 04/01/32	3,974	3,437
4.25%, 04/01/52	1,117	851
4.45%, 04/01/62	1,267	950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Magallanes, Inc.
3.43%, 03/15/24 (d)	540	522
3.64%, 03/15/25 (d)	296	280
3.76%, 03/15/27 (d)	579	520
4.05%, 03/15/29 (d)	201	174
4.28%, 03/15/32 (d)	1,014	835
5.05%, 03/15/42 (d)	474	355
5.14%, 03/15/52 (d)	5,149	3,742
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	70
7.88%, 05/01/29 (d) (h)	180	104
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (d)	27	27
4.50%, 06/15/29 (d)	90	71
Mattel, Inc.
5.88%, 12/15/27 (d)	50	48
McDonald's Corporation
3.50%, 07/01/27	243	227
MCE Finance Limited
5.75%, 07/21/28 (d)	110	71
5.38%, 12/04/29 (d)	95	58
Meituan
2.13%, 10/28/25 (d) (h)	200	171
3.05%, 10/28/30 (d)	200	133
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	100
NagaCorp Ltd.
7.95%, 07/06/24 (i)	200	182
NCL Corporation Ltd.
3.63%, 12/15/24 (d)	515	438
5.88%, 03/15/26 - 02/15/27 (d)	180	146
NCL Finance, Ltd.
6.13%, 03/15/28 (d) (h)	40	28
Newell Brands Inc.
5.63%, 04/01/36 (g) (p)	25	21
Party City Holdings Inc.
8.75%, 02/15/26 (d)	45	26
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	74
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (d)	55	60
Prosus N.V.
3.68%, 01/21/30 (d)	45	34
4.19%, 01/19/32 (d)	200	148
Real Hero Merger
6.25%, 02/01/29 (d)	30	22
Rent-A-Center, Inc.
6.38%, 02/15/29 (d) (h)	30	23
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d) (h)	60	59
4.38%, 01/15/28 (d)	170	147
4.00%, 10/15/30 (d)	300	236
Rivian Holdings LLC
7.55%, (6 Month USD LIBOR + 6.00%), 10/15/26 (d) (j)	645	610
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	40	41
9.13%, 06/15/23 (d)	60	61
11.50%, 06/01/25 (d)	170	181
5.50%, 08/31/26 (d)	230	176
5.38%, 07/15/27 (d)	85	62
11.63%, 08/15/27 (d)	40	36
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	25	24
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	350
5.50%, 09/01/41	2,000	1,576
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	69
6.13%, 07/01/29 (d)	45	36
6.00%, 12/01/29 (d)	65	52
Station Casinos LLC
4.50%, 02/15/28 (d)	430	354
Studio City Company Limited
7.00%, 02/15/27 (d)	85	71
Tempur Sealy International, Inc.
3.88%, 10/15/31 (d)	95	70
The Gap, Inc.
3.88%, 10/01/31 (d)	95	61
Thor Industries, Inc.
4.00%, 10/15/29 (d)	120	90
TopBuild Corp.
4.13%, 02/15/32 (d)	195	150
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (l)	51	66
Tupy Overseas S.A.
4.50%, 02/16/31 (d)	200	149
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (e) (f) (i)	300	145
Univision Communications Inc.
6.63%, 06/01/27 (d)	515	487
4.50%, 05/01/29 (d)	120	98
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (d) (l)	58	51
Victoria's Secret & Co.
4.63%, 07/15/29 (d)	65	49
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	151
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	134
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	225
5.25%, 05/15/27 (d)	160	141
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (d)	155	152
Yum! Brands, Inc.
4.63%, 01/31/32	195	164
		30,884
Consumer Staples 2.1%
Adecoagro S.A.
6.00%, 09/21/27 (d)	150	138
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	87	67
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	2,542
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	879
4.90%, 02/01/46	1,025	888
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	423
4.60%, 04/15/48 - 06/01/60	5,750	4,592
4.50%, 06/01/50	500	411
5.80%, 01/23/59	1,000	963
APX Group, Inc.
6.75%, 02/15/27 (d)	210	197
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	44
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (d)	90	82
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d) (h)	625	451
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	181
Camposol SA
6.00%, 02/03/27 (d)	50	40
Central American Bottling Corporation
5.25%, 04/27/29 (d)	70	60
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	196
Cosan Overseas Limited
8.25%, (100, 02/05/23) (i) (k)	190	187
Darling Ingredients Inc.
6.00%, 06/15/30 (d)	60	57
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	157
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	415

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	200	154
Imperial Brands Finance PLC
6.13%, 07/27/27 (d)	536	528
JBS USA Food Company
2.50%, 01/15/27 (d)	1,190	1,015
5.13%, 02/01/28 (d)	515	481
5.50%, 01/15/30 (d)	1,080	997
3.63%, 01/15/32 (d)	210	165
3.00%, 05/15/32 (d)	5,280	3,906
5.75%, 04/01/33 (d)	1,060	959
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	47
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	200	156
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	230	210
Nielsen Finance LLC
5.63%, 10/01/28 (d)	185	184
5.88%, 10/01/30 (d)	180	179
Performance Food Group Company
5.50%, 10/15/27 (d)	180	164
Performance Food Group, Inc.
6.88%, 05/01/25 (d)	210	209
4.25%, 08/01/29 (d)	50	42
Pilgrim's Pride Corporation
4.25%, 04/15/31 (d)	195	156
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	64
5.50%, 12/15/29 (d)	246	213
4.63%, 04/15/30 (d)	95	78
Reynolds American Inc.
4.45%, 06/12/25	325	314
5.85%, 08/15/45	1,000	787
Safeway Inc.
4.63%, 01/15/27 (d)	40	36
3.50%, 03/15/29 (d)	140	113
4.88%, 02/15/30 (d)	330	279
Sysco Corporation
5.95%, 04/01/30 (p)	332	336
6.60%, 04/01/50 (p)	500	524
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	170
Treehouse Foods, Inc.
4.00%, 09/01/28	145	116
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	245	188
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	87
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	111
4.63%, 06/01/30 (d) (h)	45	37
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	87
		26,075
Industrials 1.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	390
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	148
5.13%, 08/11/61 (d)	200	143
Air Lease Corporation
3.38%, 07/01/25	961	899
3.75%, 06/01/26	3,475	3,175
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	42
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	51
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (d)	35	29
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	110	92
Artera Services, LLC
9.03%, 12/04/25 (d)	120	97
ASGN Incorporated
4.63%, 05/15/28 (d)	465	404
Bombardier Inc.
7.50%, 03/15/25 (d)	82	80
7.13%, 06/15/26 (d)	130	119
7.88%, 04/15/27 (d)	290	267
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	90	69
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	153
4.13%, 04/15/29 (d)	245	212
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	125
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (d)	45	41
CoreCivic, Inc.
4.63%, 05/01/23	300	299
DAE Funding LLC
1.55%, 08/01/24 (d)	200	183
DP World Limited
5.63%, 09/25/48 (d)	35	31
Dycom Industries, Inc.
4.50%, 04/15/29 (d)	150	127
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	152
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	44
FTI Consulting, Inc.
2.00%, 08/15/23 (l)	37	61
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	112
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	37
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d)	60	47
Howmet Aerospace Inc.
5.95%, 02/01/37	10	9
HTA Group Limited
7.00%, 12/18/25 (d)	130	114
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	28
InterCement Financial Operations B.V.
5.75%, 07/17/24 (d)	80	56
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (d)	25	25
KBR, Inc.
2.50%, 11/01/23 (l)	60	105
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	57
5.88%, 06/30/29 (d)	555	387
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (d)	200	181
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	19
Moog Inc.
4.25%, 12/15/27 (d)	95	84
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	94
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	315	296
OI European Group B.V.
4.75%, 02/15/30 (d)	95	76
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	3,915
Pike Corporation
5.50%, 09/01/28 (d)	565	458
Pitney Bowes Inc.
6.88%, 03/15/27 (d)	50	31
7.25%, 03/15/29 (d)	100	60
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	140	131
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Seaspan Corporation
5.50%, 08/01/29 (d)	140	108
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	128
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	141
The Boeing Company
5.04%, 05/01/27 (p)	555	535
5.15%, 05/01/30 (p)	555	513
5.71%, 05/01/40 (p)	560	489
5.81%, 05/01/50 (p)	1,300	1,132
5.93%, 05/01/60 (p)	560	481
The GEO Group, Inc.
6.00%, 04/15/26	185	152
10.50%, 06/30/28	41	40
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	475	405
TMS International Corp.
6.25%, 04/15/29 (d)	70	50
TransDigm Inc.
8.00%, 12/15/25 (d)	10	10
6.38%, 06/15/26	365	345
7.50%, 03/15/27	60	57
5.50%, 11/15/27	830	721
4.88%, 05/01/29	200	161
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	62
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	1,036	935
8.50%, 08/15/27 (d)	15	13
Turkiye Sise ve Cam Fabrikalari Anonim Sirketi
6.95%, 03/14/26 (d)	100	92
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	100	84
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d)	100	89
Vertiv Group Corporation
4.13%, 11/15/28 (d)	230	185
Victors Merger Corporation
6.38%, 05/15/29 (d)	150	91
XPO Logistics, Inc.
6.25%, 05/01/25 (d)	124	124
		20,919
Utilities 1.6%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (d)	20	20
4.00%, 10/03/49 (d)	125	102
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (d)	200	142
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	35	31
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,264
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (d)	200	168
Duke Energy Corporation
2.45%, 06/01/30	427	343
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	161
2.78%, 01/07/32 (d)	659	503
ESKOM Holdings
6.75%, 08/06/23 (d)	365	345
7.13%, 02/11/25 (d)	45	40
6.35%, 08/10/28 (d)	75	65
Exelon Corporation
2.75%, 03/15/27 (d)	193	173
4.05%, 04/15/30	250	226
3.35%, 03/15/32 (d)	2,834	2,379
4.70%, 04/15/50	111	93
4.10%, 03/15/52 (d)	174	135
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	188	129
InterGen N.V.
7.00%, 06/30/23 (d)	1,020	993
Lamar Funding Limited
3.96%, 05/07/25 (d)	145	135
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	130	102
NiSource Inc.
2.95%, 09/01/29	1,265	1,072
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	32
3.63%, 02/15/31 (d)	85	66
Pacific Gas And Electric Company
4.95%, 07/01/50	450	332
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	70
PG&E Corporation
5.00%, 07/01/28	860	744
5.25%, 07/01/30	705	601
Promigas SA ESP
3.75%, 10/16/29 (d)	75	58
Puget Energy, Inc.
4.10%, 06/15/30	516	455
4.22%, 03/15/32	2,096	1,812
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	110	96
The AES Corporation
3.30%, 07/15/25 (d)	1,317	1,213
3.95%, 07/15/30 (d)	1,148	979
2.45%, 01/15/31	4,200	3,210
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	172
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	131
5.00%, 07/31/27 (d)	430	388
		18,980
Health Care 1.5%
180 Medical, Inc.
3.88%, 10/15/29 (d)	200	168
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	81
Avantor, Inc.
4.63%, 07/15/28 (d)	285	254
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	130	104
9.25%, 04/01/26 (d)	400	237
5.25%, 01/30/30 (d)	215	81
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (d)	95	43
Cano Health, LLC
6.25%, 10/01/28 (d)	25	24
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	250	195
3.50%, 04/01/30 (d)	85	67
Centene Corporation
4.25%, 12/15/27	540	492
2.45%, 07/15/28	1,240	1,005
4.63%, 12/15/29	840	754
3.38%, 02/15/30	495	405
2.63%, 08/01/31	520	393
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	17
3.75%, 03/15/29 (d)	70	58
Cigna Corporation
4.90%, 12/15/48	1,000	869
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	625	544
5.63%, 03/15/27 (d)	145	112
6.00%, 01/15/29 (d)	145	107
6.88%, 04/15/29 (d)	120	58
6.13%, 04/01/30 (d)	405	191
5.25%, 05/15/30 (d)	210	146
4.75%, 02/15/31 (d)	100	67
CVS Health Corporation
3.00%, 08/15/26	92	85
3.63%, 04/01/27	259	243
4.78%, 03/25/38	550	481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
DaVita Inc.
4.63%, 06/01/30 (d)	450	347
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	410	271
Garden SpinCo Corporation
8.63%, 07/20/30 (d)	40	41
HCA Inc.
5.88%, 02/15/26 - 02/01/29	1,898	1,865
5.63%, 09/01/28	783	748
3.50%, 09/01/30	888	734
3.63%, 03/15/32 (d)	137	111
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	34
Humana Inc.
3.70%, 03/23/29	350	314
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	73
ModivCare Inc.
5.00%, 10/01/29 (d)	40	32
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	215	179
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	280	225
5.25%, 10/01/29 (d)	110	83
Organon & Co.
4.13%, 04/30/28 (d)	60	51
5.13%, 04/30/31 (d)	350	287
Owens & Minor, Inc.
4.50%, 03/31/29 (d) (h)	60	47
Surgery Center Holdings, Inc.
6.75%, 07/01/25 (d) (h)	195	181
Tenet Healthcare Corporation
4.88%, 01/01/26 (d)	100	93
6.25%, 02/01/27 (d)	270	252
5.13%, 11/01/27 (d)	500	449
4.63%, 06/15/28 (d)	70	61
6.13%, 10/01/28 (d)	285	251
4.25%, 06/01/29 (d)	200	166
4.38%, 01/15/30 (d)	105	88
Viatris Inc.
1.65%, 06/22/25	147	131
2.70%, 06/22/30	3,945	2,931
3.85%, 06/22/40	325	202
4.00%, 06/22/50	560	335
		17,863
Information Technology 1.2%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	217
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	30
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	78
Broadcom Inc.
1.95%, 02/15/28 (d)	271	222
2.45%, 02/15/31 (d)	2,643	1,993
2.60%, 02/15/33 (d)	2,342	1,678
3.50%, 02/15/41 (d)	1,862	1,256
3.75%, 02/15/51 (d)	874	575
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	170
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	54
4.88%, 07/01/29 (d)	60	47
Coherent Corp.
5.00%, 12/15/29 (d)	420	348
Dell International L.L.C.
5.45%, 06/15/23 (p)	300	301
5.85%, 07/15/25 (p)	182	183
6.02%, 06/15/26 (p)	250	251
6.10%, 07/15/27 (p)	334	337
6.20%, 07/15/30 (p)	289	281
Elastic N.V.
4.13%, 07/15/29 (d)	50	40
Entegris Escrow Corporation
5.95%, 06/15/30 (d)	185	169
Entegris, Inc.
3.63%, 05/01/29 (d) (h)	250	200
Fair Isaac Corporation
4.00%, 06/15/28 (d)	110	94
Gartner, Inc.
3.75%, 10/01/30 (d)	95	78
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	153
MicroStrategy Incorporated
6.13%, 06/15/28 (d) (h)	205	169
Minerva Merger Sub Inc
6.50%, 02/15/30 (d) (h)	350	277
On Semiconductor Corporation
1.63%, 10/15/23 (l)	24	73
3.88%, 09/01/28 (d)	110	95
Open Text Corporation
3.88%, 02/15/28 (d)	105	86
Oracle Corporation
2.80%, 04/01/27	991	876
2.30%, 03/25/28	1,508	1,260
2.88%, 03/25/31	1,920	1,519
3.60%, 04/01/40	990	670
Rackspace Technology, Inc.
5.38%, 12/01/28 (d)	120	57
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	500	459
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	93
Twilio Inc.
3.63%, 03/15/29	70	57
3.88%, 03/15/31	75	59
Viavi Solutions Inc.
3.75%, 10/01/29 (d) (p)	185	148
Virtusa Corporation
7.13%, 12/15/28 (d)	55	41
		14,694
Materials 0.8%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	84
Antofagasta PLC
2.38%, 10/14/30 (d)	200	148
Aris Mining Corporation
6.88%, 08/09/26 (d)	140	102
ATI Inc.
5.88%, 12/01/27	391	356
4.88%, 10/01/29	45	38
5.13%, 10/01/31	30	25
Ball Corporation
3.13%, 09/15/31	140	105
Big River Steel LLC
6.63%, 01/31/29 (d)	220	203
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	19
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (d) (i) (m)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (k)	200	161
3.88%, 07/11/31 (d)	200	158
Cerdia Finanz GmbH
10.50%, 02/15/27 (d)	90	74
CF Industries, Inc.
4.95%, 06/01/43	5	4
5.38%, 03/15/44	525	446
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d) (h)	100	84
4.88%, 03/01/31 (d) (h)	100	83
Commercial Metals Company
4.13%, 01/15/30	45	37
4.38%, 03/15/32	45	36
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	55	46

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	21
3.15%, 01/14/30 (d)	60	50
3.70%, 01/30/50 (d)	140	93
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	45	32
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	159
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	50	47
ERO Copper Corp.
6.50%, 02/15/30 (d)	330	247
First Quantum Minerals Ltd
7.50%, 04/01/25 (d)	50	48
6.88%, 03/01/26 - 10/15/27 (d)	300	274
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	4
Fresnillo PLC
4.25%, 10/02/50 (d)	200	138
Glatfelter Corporation
4.75%, 11/15/29 (d)	75	43
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	100	97
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	86
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (d)	145	136
JSW Steel Limited
3.95%, 04/05/27 (d)	200	160
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	221
LSB Industries, Inc.
6.25%, 10/15/28 (d)	190	163
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	95	92
Mercer International Inc.
5.13%, 02/01/29	100	82
Methanex Corporation
5.13%, 10/15/27	285	240
5.25%, 12/15/29	135	107
5.65%, 12/01/44	95	64
Metinvest B.V.
7.75%, 04/23/23 (d)	175	96
Mineral Resources Limited
8.00%, 11/01/27 (d)	140	135
Nexa Resources S.A.
6.50%, 01/18/28 (d)	120	110
Novelis Corporation
3.88%, 08/15/31 (d)	90	67
Nufarm Australia Limited
5.00%, 01/27/30 (d)	370	310
OCP S.A.
5.63%, 04/25/24 (d)	140	139
4.50%, 10/22/25 (d)	25	24
3.75%, 06/23/31 (d)	335	253
6.88%, 04/25/44 (d)	20	16
Olin Corporation
5.00%, 02/01/30	270	226
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	154
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (d)	125	105
2.88%, 05/11/31 (d)	70	51
PT Freeport Indonesia
4.76%, 04/14/27 (d)	200	180
6.20%, 04/14/52 (d)	200	152
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (d)	25	24
5.45%, 05/15/30 (d)	100	89
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	83
SABIC Capital II B.V.
4.00%, 10/10/23 (d)	200	197
Sasol Financing USA LLC
5.88%, 03/27/24	130	126
4.38%, 09/18/26	200	176
Sibur Securities Designated Activity Company
0.00%, 07/08/25 (d) (e) (f) (i)	50	18
Stillwater Mining Company
4.00%, 11/16/26 (d)	200	165
The Chemours Company
5.38%, 05/15/27	490	426
5.75%, 11/15/28 (d)	515	421
The Scotts Miracle-Gro Company
4.38%, 02/01/32	100	71
Usiminas International S.A R.L.
5.88%, 07/18/26 (d)	125	116
Valvoline, Inc.
4.25%, 02/15/30 (d)	215	203
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	40	33
W. R. Grace Holdings LLC
4.88%, 06/15/27 (d)	300	258
5.63%, 08/15/29 (d)	90	68
		9,305
Total Corporate Bonds And Notes (cost $520,193)		443,228
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.5%
AASET 2019-1A Trust
Series 2021-A-1A, 2.95%, 11/16/41	796	666
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (g)	753	550
Series 2019-B-2, 4.46%, 10/16/26 (g)	220	117
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (g)	230	186
Series 2020-B-1A, 4.34%, 01/15/27 (g)	160	64
Aaset 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28	1,540	1,235
AASET 2022-1 LLC
Series 2022-A-1A, 6.00%, 05/16/29	1,817	1,665
Aimco CLO 11 Ltd
Series 2020-AR-11A, 3.87%, (3 Month USD LIBOR + 1.13%), 10/17/34 (j)	582	555
Aimco CLO 14 Ltd
Series 2021-A-14A, 3.70%, (3 Month USD LIBOR + 0.99%), 04/20/34 (j)	1,573	1,492
Aimco CLO Series 2018-BA
Series 2018-AR-BA, 3.61%, (3 Month USD LIBOR + 1.10%), 01/15/32 (j)	571	554
Allegro CLO Ltd
Series 2022-A-1A, 2.70%, (SOFR 90-Day Average + 1.50%), 07/20/35 (j)	893	860
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 3.85%, (3 Month USD LIBOR + 1.14%), 07/20/34 (j)	716	681
AMMC CLO XI Limited
Series 2012-A1R2-11A, 3.79%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (j)	1,000	970
Ares LIV CLO Ltd
Series 2019-A-54A, 3.83%, (3 Month USD LIBOR + 1.32%), 10/15/32 (j)	778	754
Ares LIX CLO Ltd
Series 2021-A-59A, 3.81%, (3 Month USD LIBOR + 1.03%), 04/25/34 (j)	521	495
Ares LV CLO Ltd
Series 2020-A1R-55A, 3.64%, (3 Month USD LIBOR + 1.13%), 07/17/34 (j)	908	870
Ares LVIII CLO Ltd
Series 2020-AR-58A, 3.66%, (3 Month Term SOFR + 1.33%), 01/16/35 (j)	1,109	1,068
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 3.58%, (3 Month USD LIBOR + 1.07%), 04/17/34 (j)	2,135	2,030
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 3.99%, (3 Month USD LIBOR + 1.25%), 04/18/33 (j)	303	291
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	491
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	89
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (j)	100	83
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 3.44%, (SOFR 30-Day Average + 1.15%), 01/18/39 (j)	617	598
Series 2022-B-DKLX, REMIC, 3.84%, (SOFR 30-Day Average + 1.55%), 01/18/39 (j)	117	113
Series 2022-C-DKLX, REMIC, 4.44%, (SOFR 30-Day Average + 2.15%), 01/18/39 (j)	100	97
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	81
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (j)	3,200	83
Barings CLO Ltd.
Series 2020-A-4A, 3.93%, (3 Month USD LIBOR + 1.22%), 01/20/32 (j)	1,300	1,264
Series 2021-A-1A, 3.80%, (3 Month USD LIBOR + 1.02%), 04/25/34 (j)	1,146	1,093
Series 2020-AR-1A, 3.66%, (3 Month USD LIBOR + 1.15%), 10/15/36 (j)	589	560
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 3.85%, (3 Month Term SOFR + 1.30%), 01/17/35 (j)	1,132	1,087
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (j)	106	99
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.17%, 08/16/52 (j)	7,058	307
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.90%, 12/15/62 (j)	4,943	163
Bethpage Park CLO Ltd
Series 2021-A-1A, 3.64%, (3 Month USD LIBOR + 1.13%), 10/15/36 (j)	888	842
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 4.87%, (1 Month USD LIBOR + 2.05%), 11/15/22 (j)	592	582
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,167	973
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 4.74%, (1 Month Term SOFR + 1.90%), 04/15/24 (j)	2,225	2,170
Series 2022-B-OANA, REMIC, 5.29%, (1 Month Term SOFR + 2.45%), 04/15/24 (j)	591	575
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 3.50%, (3 Month USD LIBOR + 0.99%), 04/16/29 (j)	884	866
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 3.51%, (1 Month USD LIBOR + 0.69%), 11/15/38 (j)	1,203	1,147
Series 2021-B-PAC, REMIC, 3.72%, (1 Month USD LIBOR + 0.90%), 11/15/38 (j)	180	169
Series 2021-C-PAC, REMIC, 3.92%, (1 Month USD LIBOR + 1.10%), 11/15/38 (j)	241	224
Series 2021-D-PAC, REMIC, 4.12%, (1 Month USD LIBOR + 1.30%), 11/15/38 (j)	234	215
Series 2021-E-PAC, REMIC, 4.77%, (1 Month USD LIBOR + 1.95%), 11/15/38 (j)	813	746
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 3.74%, (1 Month USD LIBOR + 0.92%), 10/15/36 (j)	233	230
Series 2019-B-XL, REMIC, 3.90%, (1 Month USD LIBOR + 1.08%), 10/15/36 (j)	376	367
Series 2019-C-XL, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 10/15/36 (j)	473	461
Series 2019-D-XL, REMIC, 4.27%, (1 Month USD LIBOR + 1.45%), 10/15/36 (j)	670	648
Series 2019-E-XL, REMIC, 4.62%, (1 Month USD LIBOR + 1.80%), 10/15/36 (j)	3,066	2,952
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 3.30%, (SOFR 30-Day Average + 1.01%), 02/16/27 (j)	1,454	1,412
Series 2022-C-LP2, REMIC, 3.85%, (SOFR 30-Day Average + 1.56%), 02/16/27 (j)	438	412
Series 2022-B-LP2, REMIC, 4.23%, (SOFR 30-Day Average + 1.31%), 02/16/27 (j)	438	416
Series 2022-D-LP2, REMIC, 4.25%, (SOFR 30-Day Average + 1.96%), 02/16/27 (j)	438	412
BX Trust 2018-EXCL
Series 2018-A-EXCL, REMIC, 3.91%, (1 Month USD LIBOR + 1.09%), 09/15/37 (j)	327	321
BX Trust 2022-GPA
Series 2022-A-GPA, REMIC, 4.66%, (1 Month Term SOFR + 2.17%), 08/15/24 (j)	652	650
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 4.34%, (1 Month Term SOFR + 1.49%), 04/15/24 (j)	1,197	1,170
Series 2022-B-IND, REMIC, 4.79%, (1 Month Term SOFR + 1.94%), 04/15/24 (j)	610	583
Series 2022-C-IND, REMIC, 5.14%, (1 Month Term SOFR + 2.29%), 04/15/24 (j)	138	131
Series 2022-D-IND, REMIC, 5.68%, (1 Month Term SOFR + 2.84%), 04/15/24 (j)	115	108
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	256	229
Cedar Funding VI CLO, Ltd.
Series 2016-ARR-6A, 3.76%, (3 Month USD LIBOR + 1.05%), 04/20/34 (j)	6,596	6,244
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 3.81%, (3 Month USD LIBOR + 1.10%), 10/20/32 (j)	710	683
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 3.91%, (3 Month USD LIBOR + 1.13%), 10/25/34 (j)	542	520
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 3.80%, (3 Month Term SOFR + 1.32%), 04/20/35 (j)	1,052	1,005
Cent CLO
Series 2022-A1-32A, 4.20%, (3 Month Term SOFR + 1.70%), 07/20/34 (j)	1,282	1,237
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,489	1,304
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (j)	536	509
CHC Commercial Mortgage Trust 2019-CHC
Series 2019-A-CHC, REMIC, 3.94%, (1 Month USD LIBOR + 1.12%), 06/17/24 (j)	1,439	1,416
Series 2019-B-CHC, REMIC, 4.32%, (1 Month USD LIBOR + 1.50%), 06/15/34 (j)	236	229
Series 2019-C-CHC, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 06/15/34 (j)	267	258
CIM Retail Portfolio Trust 2021-RETL
Series 2021-C-RETL, REMIC, 5.12%, (1 Month USD LIBOR + 2.30%), 08/15/23 (j)	49	50
Series 2021-D-RETL, REMIC, 5.87%, (1 Month USD LIBOR + 3.05%), 08/15/23 (j)	165	163
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.17%, 08/11/56 (j)	3,449	163
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 3.88%, (3 Month USD LIBOR + 1.17%), 10/20/34 (j)	882	844
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 4.02%, (3 Month USD LIBOR + 1.31%), 01/20/34 (j)	1,720	1,653
Columbia Cent CLO 31 Limited
Series 2021-A1-31A, 3.91%, (3 Month USD LIBOR + 1.20%), 04/20/34 (j)	1,270	1,204
COMM 2014-CR18 Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	174
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 4.05%, (1 Month USD LIBOR + 1.23%), 05/15/36 (j)	646	633
Series 2019-C-ICE4, REMIC, 4.25%, (1 Month USD LIBOR + 1.43%), 05/15/36 (j)	125	122
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	297	268

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 3.66%, (3 Month USD LIBOR + 1.15%), 10/15/35 (j)	798	758
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 3.86%, (3 Month USD LIBOR + 1.15%), 10/20/34 (j)	1,176	1,124
Dryden 78 CLO Ltd
Series 2020-A-78A, 3.92%, (3 Month USD LIBOR + 1.18%), 04/18/33 (j)	600	583
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 3.96%, (3 Month USD LIBOR + 1.22%), 01/18/32 (j)	917	891
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 4.11%, (3 Month USD LIBOR + 1.13%), 02/20/35 (j)	457	434
Dryden 98 CLO Ltd
Series 2022-A-98A, 2.20%, (SOFR 90-Day Average + 1.30%), 04/20/35 (j)	591	568
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 3.76%, (3 Month USD LIBOR + 1.25%), 01/17/34 (j)	270	259
Eaton Vance CLO 2019-1 Ltd
Series 2019-AR-1A, 3.61%, (3 Month USD LIBOR + 1.10%), 04/15/31 (j)	646	625
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 3.66%, (3 Month USD LIBOR + 1.15%), 01/16/35 (j)	1,020	977
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 3.52%, (1 Month USD LIBOR + 0.70%), 11/15/23 (j)	1,641	1,576
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 3.47%, (1 Month USD LIBOR + 1.08%), 07/17/23 (j)	567	554
Series 2021-B-ESH, REMIC, 3.77%, (1 Month USD LIBOR + 1.38%), 07/17/23 (j)	323	313
Series 2021-C-ESH, REMIC, 4.09%, (1 Month USD LIBOR + 1.70%), 07/17/23 (j)	238	228
Series 2021-D-ESH, REMIC, 4.64%, (1 Month USD LIBOR + 2.25%), 07/17/23 (j)	478	457
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 4.00%, (3 Month USD LIBOR + 1.08%), 11/16/34 (j)	1,000	963
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 3.85%, (3 Month USD LIBOR + 1.11%), 07/19/34 (j)	651	622
Flatiron CLO Ltd
Series 2020-A-1A, 4.28%, (3 Month USD LIBOR + 1.30%), 11/21/33 (j)	1,494	1,442
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 10/15/36 (j)	710	670
Series 2021-B-IP, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 10/15/36 (j)	110	104
Series 2021-C-IP, REMIC, 4.37%, (1 Month USD LIBOR + 1.55%), 10/15/36 (j)	100	94
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 4.74%, (1 Month Term SOFR + 2.85%), 08/15/24 (j)	1,098	1,083
Invesco CLO Ltd
Series 2021-A-3A, 3.89%, (3 Month USD LIBOR + 1.13%), 10/23/34 (j)	621	589
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	331
KKR CLO 41 Ltd.
Series 2022-A1-41A, 2.82%, (SOFR 90-Day Average + 1.33%), 12/31/35 (j)	1,373	1,316
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 3.52%, (1 Month USD LIBOR + 0.70%), 03/15/23 (j)	1,055	1,014
Series 2021-B-BMR, REMIC, 3.70%, (1 Month USD LIBOR + 0.88%), 03/15/23 (j)	255	241
Series 2021-C-BMR, REMIC, 3.92%, (1 Month USD LIBOR + 1.10%), 03/15/23 (j)	160	150
Series 2021-D-BMR, REMIC, 4.22%, (1 Month USD LIBOR + 1.40%), 03/15/23 (j)	223	208
Series 2021-E-BMR, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 03/15/23 (j)	195	180
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 4.14%, (1 Month Term SOFR + 1.30%), 05/15/24 (j)	2,042	2,041
Series 2022-B-BMR2, REMIC, 4.64%, (1 Month Term SOFR + 1.79%), 05/15/24 (j)	1,221	1,179
Series 2022-C-BMR2, REMIC, 4.94%, (1 Month Term SOFR + 2.09%), 05/15/24 (j)	684	654
Series 2022-D-BMR2, REMIC, 5.39%, (1 Month Term SOFR + 2.54%), 05/15/24 (j)	608	576
Lucali Limited
Series 2020-A-1A, 3.72%, (3 Month USD LIBOR + 1.21%), 01/18/33 (j)	640	620
Madison Park Funding LII Ltd
Series 2021-A-52A, 3.86%, (3 Month USD LIBOR + 1.10%), 01/22/35 (j)	994	941
Madison Park Funding Ltd
Series 2021-A-50A, 3.88%, (3 Month USD LIBOR + 1.14%), 04/19/34 (j)	1,340	1,286
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 3.68%, (3 Month USD LIBOR + 0.92%), 01/24/28 (j)	623	612
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 3.63%, (3 Month USD LIBOR + 1.12%), 07/17/34 (j)	653	626
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 3.96%, (3 Month USD LIBOR + 1.20%), 01/22/31 (j)	290	278
Magnetite CLO Ltd
Series 2021-A-30A, 3.91%, (3 Month USD LIBOR + 1.13%), 10/25/34 (j)	1,072	1,025
Magnetite XXI, Limited
Series 2019-AR-21A, 3.73%, (3 Month USD LIBOR + 1.02%), 04/20/34 (j)	920	879
Magnetite XXIII Ltd
Series 2019-AR-23A, 3.91%, (3 Month USD LIBOR + 1.13%), 01/25/35 (j)	731	697
Magnetite XXIX, Limited
Series 2021-A-29A, 3.50%, (3 Month USD LIBOR + 0.99%), 01/17/34 (j)	1,150	1,115
Magnetite XXVII Ltd
Series 2020-AR-27A, 3.85%, (3 Month USD LIBOR + 1.14%), 10/20/34 (j)	250	239
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 3.52%, (1 Month USD LIBOR + 0.70%), 07/17/23 (j)	603	582
Milos CLO, Ltd.
Series 2017-AR-1A, 3.78%, (3 Month USD LIBOR + 1.07%), 10/21/30 (j)	915	894
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,084
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (j)	168	156
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (j)	161	148
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 12/15/36 (j)	900	871
Navient Student Loan Trust 2016-5
Series 2016-A-5A, 4.33%, (1 Month USD LIBOR + 1.25%), 12/25/28 (j)	6,856	6,784
Navient Student Loan Trust 2016-7
Series 2016-A-7A, 4.23%, (1 Month USD LIBOR + 1.15%), 12/25/28 (j)	3,047	3,016
Peace Park CLO Ltd
Series 2021-A-1A, 3.84%, (3 Month USD LIBOR + 1.13%), 10/20/34 (j)	898	861
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,425	1,350
Series 2022-A2I-1A, 3.25%, 12/07/26	685	593
Series 2022-A2II-1A, 4.01%, 12/07/26	612	495
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	643	560
Prima Capital CRE Securitization
Series 2021-A-9A, 4.53%, (1 Month USD LIBOR + 1.45%), 03/26/40 (j)	70	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Prima Capital CRE Securitization 2021-1X
Series 2021-B-9A, 4.88%, (1 Month USD LIBOR + 1.80%), 03/26/40 (j)	313	308
Rockland Park Limited
Series 2021-A-1A, 3.83%, (3 Month USD LIBOR + 1.12%), 04/20/34 (j)	1,241	1,190
RR 7 Ltd
Series 2019-A1AB-7A, 3.67%, (3 Month Term SOFR + 1.34%), 01/15/37 (j)	1,141	1,102
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	651	550
Series 2020-B-1A, 4.34%, 03/15/27	234	157
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	830
Series 2020-2C-1, 1.88%, 01/15/26	365	324
Series 2020-2C-2, 2.33%, 01/15/28	279	233
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (g)	684	589
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 4.85%, (1 Month Term SOFR + 2.00%), 02/15/24 (j)	278	272
Series 2022-C-TFLM, REMIC, 5.50%, (1 Month Term SOFR + 2.65%), 02/15/24 (j)	145	142
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 3.55%, (1 Month USD LIBOR + 0.73%), 11/15/23 (j)	1,105	1,054
Series 2021-B-MFP, REMIC, 3.90%, (1 Month USD LIBOR + 1.08%), 11/15/23 (j)	633	597
Series 2021-C-MFP, REMIC, 4.15%, (1 Month USD LIBOR + 1.33%), 11/15/23 (j)	393	367
Series 2021-D-MFP, REMIC, 4.40%, (1 Month USD LIBOR + 1.58%), 11/15/23 (j)	258	239
Stratus CLO 2022-1 Ltd
Series 2022-A-1A, 4.03%, (3 Month Term SOFR + 1.75%), 07/20/30 (j)	250	248
Symphony CLO XIX Ltd
Series 2018-A-19A, 3.70%, (3 Month USD LIBOR + 0.96%), 04/16/31 (j)	559	544
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 3.72%, (3 Month USD LIBOR + 0.98%), 04/19/34 (j)	1,153	1,097
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 3.79%, (3 Month USD LIBOR + 1.08%), 04/20/33 (j)	2,158	2,060
Symphony CLO XXXII
Series 2022-A1-32A, 1.97%, (3 Month Term SOFR + 1.32%), 04/23/35 (j)	1,176	1,131
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (g)	1,269	1,007
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (g)	989	843
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	18	18
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	802
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	53
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 3.89%, (3 Month USD LIBOR + 1.15%), 07/17/34 (j)	1,175	1,123
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 3.90%, (3 Month USD LIBOR + 1.16%), 07/19/34 (j)	598	572
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 3.86%, (3 Month USD LIBOR + 1.15%), 10/20/34 (j)	1,189	1,134
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	544
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 4.02%, (1 Month USD LIBOR + 1.20%), 05/15/24 (j)	688	661
Total Non-U.S. Government Agency Asset-Backed Securities (cost $135,685)		128,556
SENIOR FLOATING RATE INSTRUMENTS 7.3%
Consumer Discretionary 1.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 4.87%, (1 Month USD LIBOR + 1.75%), 11/14/26 (j)	243	232
19th Holdings Golf, LLC
2022 Term Loan B, 5.70%, (SOFR + 3.00%), 01/27/29 (j)	140	129
Academy, Ltd.
2021 Term Loan, 6.31%, (1 Month USD LIBOR + 3.75%), 11/05/27 (j)	186	182
ACProducts, Inc.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 05/17/28 (j)	37	27
2021 Term Loan B, 7.13%, (6 Month USD LIBOR + 4.25%), 05/17/28 (j)	111	82
Adient US LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/28 (j)	94	88
Adtalem Global Education Inc.
2021 Term Loan B, 7.05%, (1 Month USD LIBOR + 4.00%), 02/11/28 (j)	135	133
Advantage Sales & Marketing, Inc.
2021 Term Loan, 7.05%, (3 Month USD LIBOR + 4.50%), 10/28/27 (j)	380	338
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 6.35%, (SOFR + 3.75%), 06/17/28 (j)	85	79
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 7.74%, (1 Month USD LIBOR + 4.75%), 02/01/26 (j)	59	52
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/30/28 (j)	167	161
Anastasia Parent, LLC
2018 Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 08/03/25 (j)	241	191
AP Core Holdings II, LLC
Amortization Term Loan B1, 8.02%, (1 Month USD LIBOR + 5.50%), 07/21/27 (j)	52	48
High-Yield Term Loan B2, 8.02%, (1 Month USD LIBOR + 5.50%), 07/21/27 (j)	175	162
Apro, LLC
2021 Term Loan, 6.89%, (3 Month USD LIBOR + 3.75%), 11/14/26 (j)	157	149
Aramark Services, Inc.
2019 Term Loan B4, 4.27%, (1 Month USD LIBOR + 1.75%), 12/04/26 (j)	117	112
2021 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 04/06/28 (j)	85	83
Arcis Golf LLC
Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 11/24/28 (j)	154	150
At Home Group Inc.
Term Loan B, 6.28%, (3 Month USD LIBOR + 4.00%), 12/31/24 (j)	139	107
Bombardier Recreational Products, Inc.
2020 Term Loan, 4.57%, (1 Month USD LIBOR + 2.00%), 05/24/27 (j)	54	52
BrightView Landscapes, LLC
2022 Term Loan B, 5.71%, (1 Month Term SOFR + 3.25%), 04/14/29 (j)	150	143
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 12/23/24 (j)	757	739
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 06/19/25 (j)	530	521
Callaway Golf Company
Term Loan B, 7.02%, (1 Month USD LIBOR + 4.50%), 12/31/25 (j)	229	227
Canada Goose Inc.
2021 Term Loan, 7.14%, (3 Month USD LIBOR + 3.50%), 10/07/27 (j)	64	60
Canister International Group Inc.
Term Loan B, 7.27%, (1 Month USD LIBOR + 4.75%), 12/21/26 (j)	122	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Carnival Corporation
USD Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 06/29/25 (j)	132	120
2021 Incremental Term Loan B, 6.13%, (6 Month USD LIBOR + 3.25%), 10/08/28 (j)	243	212
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 02/07/26 (j)	171	166
2021 Incremental Term Loan, 6.21%, (1 Month Term SOFR + 3.75%), 12/30/28 (j)	99	96
City Football Group Limited
Term Loan, 6.48%, (3 Month USD LIBOR + 3.50%), 07/08/28 (j)	586	556
Clarios Global LP
2021 USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/26 (j)	127	120
Crocs Inc
Term Loan B, 4.45%, (SOFR + 3.50%), 01/27/29 (j)	598	562
CWGS Group, LLC
2021 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 05/25/28 (j)	28	25
2021 Term Loan B, 5.32%, (1 Month USD LIBOR + 2.50%), 05/25/28 (j)	338	296
Dave & Buster's, Inc.
2022 Term Loan B, 7.56%, (1 Month Term SOFR + 5.00%), 06/23/29 (j)	95	92
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 02/01/24 (j)	700	690
Driven Holdings, LLC
Term Loan B, 3.52%, (3 Month USD LIBOR + 3.00%), 11/17/28 (j)	35	34
ECL Entertainment, LLC
Term Loan, 9.75%, (1 Month USD LIBOR + 7.50%), 03/31/28 (j)	79	78
Empire Today, LLC
2021 Term Loan B, 7.68%, (1 Month USD LIBOR + 5.00%), 04/01/28 (j)	79	63
Employbridge LLC
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 4.75%), 07/16/28 (j)	144	127
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 03/08/24 (j)	482	364
2017 2nd Lien Term Loan, 9.25%, (3 Month USD LIBOR + 7.00%), 09/08/24 (j)	30	20
ERM Emerald US Inc.
USD Term Loan B1, 5.77%, (3 Month USD LIBOR + 3.25%), 06/24/26 (j)	49	47
Fertitta Entertainment, LLC
2022 Term Loan B, 6.46%, (SOFR + 4.00%), 01/13/29 (j)	1,484	1,374
Flutter Entertainment Public Limited Company
Term Loan, 0.00%, (SOFR + 3.25%), 07/04/28 (j) (q)	100	97
Flynn Restaurant Group LP
2021 Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 11/22/28 (j)	45	41
Four Seasons Hotels Limited
New 1st Lien Term Loan, 5.12%, (1 Month USD LIBOR + 2.00%), 11/30/23 (j)	176	175
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 7.56%, (1 Month USD LIBOR + 4.75%), 02/24/26 (j)	249	232
Galaxy US Opco Inc.
Term Loan, 7.21%, (1 Month Term SOFR + 4.75%), 04/19/29 (j)	90	85
Global Education Management Systems Establishment
Term Loan, 8.57%, (3 Month USD LIBOR + 5.00%), 07/30/26 (j)	214	207
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 6.09%, (1 Month USD LIBOR + 3.00%), 06/10/24 (j)	497	491
Great Outdoors Group, LLC
2021 Term Loan B1, 0.00%, (1 Month USD LIBOR + 3.75%), 02/26/28 (j) (q)	—	—
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 02/26/28 (j)	3,035	2,796
Groupe Solmax Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/30/24 (j) (q)	—	—
Term Loan, 8.39%, (3 Month USD LIBOR + 4.75%), 12/30/24 (j)	100	88
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.74%, (3 Month USD LIBOR + 2.25%), 03/16/27 (j)	94	91
Hayward Industries, Inc.
2021 Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 05/14/28 (j)	133	126
Herschend Entertainment Company, LLC
2021 Term Loan, 6.31%, (1 Month USD LIBOR + 3.75%), 08/18/28 (j)	55	53
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 05/20/28 (j)	526	508
J&J Ventures Gaming, LLC
Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 04/07/28 (j)	109	103
Jo-Ann Stores, Inc.
2021 Term Loan B1, 7.52%, (3 Month USD LIBOR + 4.75%), 06/30/28 (j)	89	58
JP Intermediate B, LLC
Term Loan, 8.31%, (3 Month USD LIBOR + 5.50%), 11/20/25 (j)	153	113
Kestrel Bidco Inc.
Term Loan B, 5.99%, (1 Month USD LIBOR + 3.00%), 07/31/26 (j)	43	37
KNS Acquisition Corp.
Term Loan, 8.50%, (6 Month USD LIBOR + 6.25%), 04/16/27 (j)	123	115
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 6.82%, (3 Month USD LIBOR + 3.75%), 12/22/26 (j)	212	197
KUEHG Corp.
2018 Incremental Term Loan, 6.00%, (1 Month USD LIBOR + 3.75%), 02/21/25 (j)	236	223
Lakeshore Intermediate LLC
Term Loan, 6.13%, (1 Month USD LIBOR + 3.50%), 09/20/28 (j)	55	52
LaserShip, Inc.
2021 Term Loan, 7.38%, (6 Month USD LIBOR + 4.50%), 04/30/28 (j)	99	83
LBM Acquisition LLC
Term Loan B, 7.12%, (6 Month USD LIBOR + 3.75%), 12/08/27 (j)	79	68
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 10.99%, (1 Month USD LIBOR + 8.50%), 03/13/25 (j) (m)	2	2
2020 Incremental Term Loan, 11.24%, (1 Month USD LIBOR + 8.50%), 03/13/25 (j) (m)	36	35
2020 Incremental Term Loan, 11.57%, (3 Month USD LIBOR + 8.50%), 03/13/25 (j) (m)	36	35
Les Schwab Tire Centers
Term Loan B, 6.58%, (3 Month USD LIBOR + 3.25%), 10/26/27 (j)	153	146
LIDS Holdings, Inc.
Term Loan, 8.99%, (3 Month Term SOFR + 5.50%), 12/03/26 (j) (m)	150	147
MajorDrive Holdings IV LLC
Term Loan B, 7.13%, (3 Month USD LIBOR + 4.00%), 05/12/28 (j)	94	87
Mattress Firm Inc
2021 Term Loan B, 7.89%, (3 Month USD LIBOR + 4.25%), 09/21/28 (j)	99	87
Michaels Companies, Inc.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 04/08/28 (j)	188	150
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 10.50%, (3 Month USD LIBOR + 6.75%), 12/16/25 (j)	92	82
Mileage Plus Holdings LLC
2020 Term Loan B, 8.78%, (3 Month USD LIBOR + 5.25%), 12/31/23 (j)	199	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Motel 6
Term Loan B, 8.05%, (1 Month USD LIBOR + 5.00%), 09/09/26 (j)	70	68
Naked Juice LLC
Term Loan, 5.40%, (SOFR + 3.25%), 01/20/29 (j)	195	178
2nd Lien Term Loan, 8.15%, (SOFR + 6.00%), 01/25/30 (j)	55	50
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 11.86%, (3 Month USD LIBOR + 8.25%), 06/02/26 (j)	69	61
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 9.57%, (3 Month USD LIBOR + 6.50%), 03/01/26 (j)	118	104
Pacific Bells, LLC
Term Loan B, 6.82%, (1 Month USD LIBOR + 4.50%), 10/12/28 (j)	144	134
PCI Gaming Authority
Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 05/15/26 (j)	69	67
Penn National Gaming, Inc.
2022 Term Loan B, 5.31%, (1 Month Term SOFR + 2.75%), 04/13/29 (j)	65	62
Perrigo Investments, LLC
Term Loan B, 5.11%, (1 Month Term SOFR + 2.50%), 04/05/29 (j)	130	127
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 3.25%), 02/25/28 (j)	89	84
Recorded Books Inc.
2021 Term Loan, 7.02%, (1 Month Term SOFR + 4.25%), 08/29/25 (j)	60	58
Red Planet Borrower, LLC
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 09/23/28 (j)	104	66
Restoration Hardware, Inc.
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 10/15/28 (j)	129	114
2022 Incremental Term Loan, 5.81%, (1 Month Term SOFR + 3.25%), 10/20/28 (j)	425	386
RVR Dealership Holdings, LLC
Term Loan B, 6.87%, (SOFR + 3.75%), 02/08/28 (j)	65	57
Samsonite International S.A.
2020 Incremental Term Loan B2, 5.52%, (1 Month USD LIBOR + 3.00%), 04/25/25 (j)	83	82
Scientific Games Holdings LP
2022 USD Term Loan B, 5.62%, (3 Month Term SOFR + 3.50%), 02/03/29 (j)	185	171
Scientific Games International, Inc.
2022 USD Term Loan, 5.91%, (1 Month Term SOFR + 3.00%), 04/07/29 (j)	264	256
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 5.56%, (1 Month USD LIBOR + 3.00%), 08/12/28 (j)	84	81
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 6.46%, (3 Month USD LIBOR + 3.75%), 09/16/27 (j)	245	245
SMG US Midco 2, Inc.
2020 Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 01/23/25 (j)	49	46
Sotheby's
2021 Term Loan B, 7.01%, (3 Month USD LIBOR + 4.50%), 01/15/27 (j)	64	61
SP PF Buyer LLC
Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 12/14/25 (j)	122	100
Specialty Building Products Holdings, LLC
2021 Term Loan B, 6.80%, (1 Month USD LIBOR + 3.75%), 10/05/28 (j)	70	63
Spin Holdco Inc.
2021 Term Loan, 7.14%, (3 Month USD LIBOR + 4.00%), 02/26/28 (j)	740	647
SRS Distribution Inc.
2021 Term Loan B, 6.31%, (3 Month USD LIBOR + 3.50%), 05/20/28 (j)	342	315
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 8.20%, (1 Month Term SOFR + 6.00%), 03/24/28 (j)	84	81
2022 Term Loan, 8.73%, (1 Month Term SOFR + 6.00%), 03/24/28 (j)	5	5
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 2.25%), 06/29/25 (j)	129	124
2018 USD Incremental Term Loan, 5.89%, (3 Month USD LIBOR + 2.25%), 06/29/25 (j)	124	119
Station Casinos LLC
2020 Term Loan B, 4.78%, (1 Month USD LIBOR + 2.25%), 01/30/27 (j)	308	294
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, (1 Month USD LIBOR + 3.25%), 06/24/28 (j) (q)	7	6
2021 Delayed Draw Term Loan , 5.77%, (1 Month USD LIBOR + 3.25%), 06/24/28 (j)	2	1
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 06/24/28 (j)	54	42
Thor Industries, Inc.
2021 USD Term Loan, 6.13%, (1 Month USD LIBOR + 3.00%), 02/01/26 (j)	91	90
TKC Holdings, Inc.
2021 Term Loan, 7.00%, (3 Month USD LIBOR + 5.50%), 05/03/28 (j)	132	112
Tory Burch LLC
Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 04/14/28 (j)	208	189
Truck Hero, Inc.
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 01/20/28 (j)	123	107
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 5.93%, (1 Month USD LIBOR + 3.25%), 08/05/28 (j)	253	228
UFC Holdings, LLC
2021 Term Loan B, 5.52%, (3 Month USD LIBOR + 2.75%), 04/29/26 (j)	95	91
United PF Holdings, LLC
2019 1st Lien Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 12/30/26 (j)	449	394
2020 Incremental Term Loan, 10.75%, (3 Month USD LIBOR + 8.50%), 12/30/26 (j) (m)	29	28
Victoria's Secret & Co.
Term Loan B, 6.39%, (3 Month USD LIBOR + 3.25%), 06/30/28 (j)	154	144
Weber-Stephen Products LLC
Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 10/20/27 (j)	101	81
WH Borrower, LLC
Term Loan, 8.42%, (SOFR + 5.50%), 02/09/27 (j)	145	137
Whatabrands LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 07/21/28 (j)	353	325
WOOF Holdings, Inc
1st Lien Term Loan, 7.32%, (3 Month USD LIBOR + 3.75%), 12/16/27 (j)	223	210
Wyndham Hotels & Resorts, Inc.
Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/29/25 (j)	150	146
Zelis Healthcare Corporation
2021 Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 09/30/26 (j)	227	218
		23,273
Information Technology 1.2%
A&V Holdings Midco, LLC
2020 Term Loan B, 6.87%, (3 Month USD LIBOR + 5.38%), 03/10/27 (j) (m)	175	170
AppLovin Corporation
2018 Term Loan B, 5.50%, (1 Month USD LIBOR + 3.25%), 08/18/25 (j)	344	332
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 3.00%), 10/25/28 (j)	85	81
Aptean, Inc.
2019 Term Loan, 7.32%, (3 Month USD LIBOR + 4.25%), 04/23/26 (j)	122	117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Arches Buyer Inc.
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 12/06/27 (j)	101	91
Array Technologies, Inc.
Term Loan B, 6.21%, (3 Month USD LIBOR + 3.25%), 10/07/27 (j)	274	257
Ascend Learning, LLC
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 11/18/28 (j)	483	445
2021 2nd Lien Term Loan, 8.27%, (1 Month USD LIBOR + 5.75%), 11/18/29 (j)	10	9
CCC Intelligent Solutions Inc.
Term Loan, 4.50%, (1 Month USD LIBOR + 2.25%), 09/16/28 (j)	74	72
CDK Global, Inc.
2022 USD Term Loan B, 6.61%, (3 Month Term SOFR + 4.50%), 06/09/29 (j)	410	394
Ceridian HCM Holding Inc.
2018 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 04/05/25 (j)	180	171
CMG Media Corporation
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 12/17/26 (j)	507	473
CommScope, Inc.
2019 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 02/07/26 (j)	396	365
ConnectWise, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 09/23/28 (j)	184	171
CoreLogic, Inc.
Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 04/14/28 (j)	407	304
DCert Buyer, Inc.
2019 Term Loan B, 6.90%, (3 Month USD LIBOR + 4.00%), 07/31/26 (j)	466	444
2021 2nd Lien Term Loan, 9.90%, (3 Month USD LIBOR + 7.00%), 02/16/29 (j)	140	130
Dotdash Meredith Inc
Term Loan B, 6.61%, (SOFR + 4.00%), 11/23/28 (j)	323	288
Emerald TopCo Inc
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/16/26 (j)	91	82
Entegris, Inc.
2022 Term Loan B, 5.46%, (SOFR + 3.00%), 03/02/29 (j)	64	64
2022 Term Loan B, 5.60%, (SOFR + 3.00%), 03/02/29 (j)	261	258
Epicor Software Corporation
2020 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 07/21/27 (j)	217	203
Finastra USA, Inc.
USD 1st Lien Term Loan, 6.87%, (3 Month USD LIBOR + 3.50%), 04/26/24 (j)	120	103
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (j)	55	44
Flexera Software LLC
2021 Term Loan B, 6.39%, (1 Month USD LIBOR + 3.75%), 01/26/28 (j)	157	150
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 4.27%, (1 Month USD LIBOR + 1.75%), 02/15/24 (j)	183	182
2021 Term Loan B4, 4.52%, (1 Month USD LIBOR + 2.00%), 08/10/27 (j)	122	118
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 6.52%, (1 Month USD LIBOR + 4.00%), 10/08/27 (j)	172	163
GT Polaris, Inc.
2021 Term Loan, 6.56%, (3 Month USD LIBOR + 3.75%), 09/24/27 (j)	128	120
Hyland Software, Inc.
2018 1st Lien Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/01/24 (j)	310	299
II-VI Incorporated
2022 Term Loan B, 5.31%, (1 Month USD LIBOR + 2.75%), 12/08/28 (j)	375	363
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 6.20%, (3 Month Term SOFR + 4.00%), 12/31/24 (j)	74	71
Imprivata, Inc
Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 11/24/27 (j)	123	119
Indy US Bidco, LLC
2021 USD Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 03/06/28 (j)	88	79
LHS Borrower, LLC
2022 Term Loan B, 7.31%, (SOFR + 4.75%), 02/02/29 (j)	164	133
MA FinanceCo., LLC
2020 USD Term Loan B4, 7.42%, (3 Month USD LIBOR + 4.25%), 05/28/25 (j)	33	32
Maxar Technologies Ltd.
2022 Term Loan B, 6.81%, (1 Month Term SOFR + 4.35%), 06/09/29 (j)	120	112
McAfee, LLC
2022 USD Term Loan B, 6.36%, (1 Month Term SOFR + 3.75%), 02/03/29 (j)	70	64
MH Sub I, LLC
2017 1st Lien Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 08/09/24 (j)	231	220
2020 Incremental Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/15/24 (j)	371	353
2021 2nd Lien Term Loan, 8.71%, (1 Month Term SOFR + 6.25%), 02/12/29 (j)	100	93
MKS Instruments, Inc.
2022 USD Term Loan B, 5.87%, (1 Month Term SOFR + 2.75%), 04/08/29 (j)	325	316
Motus, LLC
2021 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 11/02/28 (j)	45	42
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 5.78%, (1 Month USD LIBOR + 3.25%), 09/04/25 (j)	24	24
NEXUS Buyer LLC
2021 Second Lien Term Loan, 8.82%, (3 Month USD LIBOR + 6.25%), 10/29/29 (j)	60	56
NortonLifeLock Inc.
2022 Term Loan B, 4.85%, (SOFR + 2.00%), 01/28/29 (j)	355	341
Peraton Corp.
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	917	867
Project Boost Purchaser, LLC
2019 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 05/22/26 (j)	54	51
Proofpoint, Inc.
1st Lien Term Loan, 6.32%, (3 Month USD LIBOR + 3.25%), 06/09/28 (j)	388	364
Rackspace Technology Global, Inc.
2021 Term Loan B, 5.62%, (3 Month USD LIBOR + 2.75%), 02/02/28 (j)	335	238
RealPage, Inc
1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 02/18/28 (j)	194	181
Renaissance Holding Corp.
2018 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 05/21/25 (j)	173	164
Term Loan , 0.00%, (SOFR + 4.50%), 03/17/29 (j) (q)	75	72
Sabre GLBL Inc.
2021 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 12/17/27 (j)	48	42
2021 Term Loan B2, 6.02%, (1 Month USD LIBOR + 3.50%), 12/17/27 (j)	76	68
2022 1st Lien Term Loan B, 7.56%, (1 Month Term SOFR + 5.00%), 06/09/28 (j)	90	83
Seattle Spinco, Inc.
USD Term Loan B3, 5.27%, (1 Month USD LIBOR + 2.75%), 04/19/24 (j)	155	151
2022 USD Term Loan B5, 7.15%, (SOFR + 4.00%), 01/13/27 (j)	786	768
Signal Parent, Inc
Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/24/28 (j)	158	116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Sophia, L.P.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 10/07/27 (j)	291	279
2022 Incremental Term Loan B, 6.71%, (SOFR + 4.25%), 10/07/27 (j)	30	29
SS&C European Holdings Sarl
2018 Term Loan B4, 4.27%, (1 Month USD LIBOR + 1.75%), 02/27/25 (j)	208	201
SS&C Technologies Inc.
2018 Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 02/27/25 (j)	256	248
2018 Term Loan B5, 4.27%, (1 Month USD LIBOR + 1.75%), 04/15/25 (j)	115	112
Tempo Acquisition LLC
2022 Term Loan B, 5.46%, (1 Month Term SOFR + 3.00%), 08/31/28 (j)	306	298
TTM Technologies, Inc.
2017 Term Loan, 5.06%, (1 Month USD LIBOR + 2.50%), 09/28/24 (j)	96	94
Ultimate Software Group Inc (The)
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 04/08/26 (j)	233	221
2021 Term Loan, 5.54%, (3 Month USD LIBOR + 3.25%), 05/03/26 (j)	906	860
2021 2nd Lien Term Loan, 7.54%, (3 Month USD LIBOR + 5.25%), 05/03/27 (j)	205	193
Virgin Pulse, Inc.
2021 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 03/30/28 (j)	179	155
VM Consolidated, Inc.
2021 Term Loan B, 6.13%, (6 Month USD LIBOR + 3.25%), 03/19/28 (j)	182	177
		14,550
Industrials 1.1%
ADS Tactical, Inc.
2021 Term Loan B, 8.80%, (1 Month USD LIBOR + 5.75%), 03/04/28 (j)	141	128
Air Canada
2021 Term Loan B, 6.42%, (3 Month USD LIBOR + 3.50%), 07/27/28 (j)	110	104
AIT Worldwide Logistics, Inc
2021 Term Loan, 7.04%, (3 Month USD LIBOR + 4.75%), 04/01/28 (j)	169	154
Ali Group North America Corporation
2021 Term Loan B, 4.57%, (1 Month USD LIBOR + 2.00%), 10/13/28 (j)	109	105
Alliance Laundry Systems LLC
Term Loan B, 5.96%, (3 Month USD LIBOR + 3.50%), 09/30/27 (j)	194	186
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 05/04/28 (j)	338	296
Amentum Government Services Holdings LLC
Term Loan B, 6.52%, (3 Month USD LIBOR + 4.00%), 01/24/27 (j)	156	149
2020 2nd Lien Term Loan, 11.00%, (6 Month USD LIBOR + 8.75%), 01/31/28 (j) (m)	55	50
2022 Term Loan, 7.21%, (3 Month Term SOFR + 4.00%), 02/07/29 (j)	169	161
2022 Term Loan, 7.56%, (3 Month Term SOFR + 4.00%), 02/07/29 (j)	190	181
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (j)	355	343
American Trailer World Corp.
Term Loan B, 6.31%, (1 Month Term SOFR + 3.75%), 02/17/28 (j)	168	152
Anticimex International AB
2021 USD Term Loan B1, 6.57%, (3 Month USD LIBOR + 3.50%), 07/21/28 (j)	89	84
2021 USD Incremental Term Loan, 7.07%, (3 Month USD LIBOR + 4.00%), 11/16/28 (j)	45	43
APi Group DE, Inc.
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 09/25/26 (j)	98	95
2021 Incremental Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 10/07/28 (j)	34	33
APX Group, Inc.
2021 Term Loan B, 6.24%, (1 Month USD LIBOR + 3.25%), 07/01/28 (j)	114	108
2021 Term Loan B, 8.50%, (1 Month USD LIBOR + 2.50%), 07/01/28 (j)	—	—
Artera Services, LLC
Incremental Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 03/06/25 (j)	139	112
AVSC Holding Corp.
2020 Term Loan B1, 6.39%, (3 Month USD LIBOR + 3.25%), 12/05/25 (j)	173	151
AZZ Inc.
Term Loan B, 6.81%, (1 Month Term SOFR + 4.25%), 05/06/29 (j)	56	54
Term Loan B, 6.98%, (1 Month Term SOFR + 4.25%), 05/06/29 (j)	153	149
Bakelite US Holdco, Inc.
2022 Term Loan, 7.67%, (SOFR + 4.00%), 01/30/29 (j)	70	65
Berry Global, Inc.
2021 Term Loan Z, 4.18%, (3 Month USD LIBOR + 1.75%), 07/01/26 (j)	185	179
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 4.25%), 06/16/24 (j)	3	3
Term Loan, 6.60%, (3 Month USD LIBOR + 4.25%), 06/16/24 (j)	117	102
2017 Term Loan, 7.03%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (j)	474	411
Brookfield WEC Holdings Inc.
2021 Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 08/01/25 (j)	427	408
2022 Term Loan, 6.19%, (1 Month Term SOFR + 3.75%), 08/01/25 (j)	275	268
Brown Group Holding, LLC
2022 Term Loan B2, 6.21%, (1 Month Term SOFR + 3.75%), 06/09/29 (j)	40	39
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 10/30/26 (j)	432	417
Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 10/31/26 (j)	131	128
Cimpress Public Limited Company
USD Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 04/29/28 (j)	39	35
Clark Equipment Company
2022 Term Loan B, 4.65%, (3 Month Term SOFR + 2.50%), 04/11/29 (j)	60	58
Clean Harbors Inc.
2021 Incremental Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 09/21/28 (j)	40	39
Clydesdale Acquisition Holdings Inc
Term Loan B, 6.73%, (1 Month Term SOFR + 4.18%), 03/30/29 (j)	748	705
CNT Holdings I Corp
2020 Term Loan, 6.25%, (3 Month Term SOFR + 3.50%), 10/16/27 (j)	148	140
Congruex Group LLC
Term Loan, 8.48%, (3 Month Term SOFR + 5.75%), 04/26/29 (j) (m)	135	131
Corporation Service Compnay
Term Loan, 0.00%, (SOFR + 3.25%), 08/10/29 (j) (q)	90	88
Covanta Holding Corporation
2021 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 11/16/28 (j)	111	108
2021 Term Loan C, 5.02%, (1 Month USD LIBOR + 2.50%), 11/16/28 (j)	8	8
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (j)	15	14
2021 2nd Lien Term Loan, 9.27%, (1 Month USD LIBOR + 6.75%), 03/18/29 (j)	75	69
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (j)	42	38
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (j)	77	71

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
EAB Global, Inc.
2021 Term Loan, 6.31%, (3 Month USD LIBOR + 3.50%), 12/31/24 (j)	40	37
Echo Global Logistics, Inc.
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 11/09/28 (j)	99	93
Eos U.S. Finco LLC
Term Loan, 0.00%, (SOFR + 6.00%), 08/03/29 (j) (q)	95	90
Filtration Group Corporation
2018 1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 03/27/25 (j)	232	223
First Advantage Holdings, LLC
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 01/31/27 (j)	66	64
First Student Bidco Inc
Term Loan C, 6.64%, (3 Month USD LIBOR + 3.00%), 07/12/28 (j)	44	41
Term Loan B, 6.64%, (3 Month USD LIBOR + 3.00%), 07/13/28 (j)	120	111
2022 Incremental Term Loan B, 6.05%, (3 Month Term SOFR + 4.00%), 07/21/28 (j)	47	44
2022 Incremental Term Loan C, 6.15%, (3 Month Term SOFR + 4.00%), 07/21/28 (j)	3	3
Genesee & Wyoming Inc. (New)
Term Loan, 4.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (j)	83	80
GIP II Blue Holding, L.P
Term Loan B, 6.75%, (3 Month USD LIBOR + 4.50%), 09/22/28 (j)	393	386
GIP III Stetson I, L.P
2018 Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 12/06/24 (j)	297	283
Graham Packaging Company Inc.
2021 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 08/04/27 (j)	174	165
Griffon Corporation
Term Loan B, 5.49%, (3 Month Term SOFR + 2.50%), 01/24/29 (j)	207	198
Term Loan B, 7.75%, (3 Month Term SOFR + 2.50%), 01/24/29 (j)	1	1
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 10/19/27 (j)	349	315
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 01/21/26 (j)	236	220
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 4.31%, (1 Month Term SOFR + 1.75%), 02/05/27 (j)	112	109
Madison IAQ LLC
Term Loan, 6.82%, (3 Month USD LIBOR + 3.25%), 06/15/28 (j)	203	187
MHI Holdings,LLC
Term Loan B, 7.52%, (1 Month USD LIBOR + 5.00%), 09/18/26 (j)	109	107
Novae LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 5.00%), 01/19/29 (j) (q)	—	—
1st Lien Term Loan, 7.73%, (3 Month USD LIBOR + 5.00%), 01/19/29 (j)	62	58
Delayed Draw Term Loan, 7.73%, (SOFR + 5.00%), 01/19/29 (j)	18	16
Oscar AcquisitionCo, LLC
Term Loan B, 6.11%, (3 Month Term SOFR + 4.50%), 04/29/29 (j)	280	256
Osmose Utilities Services, Inc.
Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 06/18/28 (j)	10	9
Pike Corporation
2021 Incremental Term Loan B, 5.53%, (1 Month USD LIBOR + 3.00%), 01/15/28 (j)	101	98
2022 Term Loan B, 6.35%, (3 Month Term SOFR + 3.50%), 01/21/28 (j)	85	83
Polaris Newco LLC
USD Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 06/03/28 (j)	605	557
Power Stop, LLC
2022 Term Loan, 7.82%, (3 Month USD LIBOR + 4.75%), 01/26/29 (j) (m)	234	173
Resideo Funding Inc.
2021 Term Loan, 4.89%, (3 Month USD LIBOR + 2.25%), 02/09/28 (j)	10	10
2021 Term Loan, 5.01%, (1 Month USD LIBOR + 2.25%), 02/09/28 (j)	10	10
2021 Term Loan, 5.18%, (3 Month USD LIBOR + 2.25%), 02/09/28 (j)	53	52
Restaurant Technologies, Inc.
2022 Term Loan B, 6.30%, (3 Month Term SOFR + 4.25%), 03/17/29 (j)	75	72
Reynolds Group Holdings Inc.
2020 Term Loan B2, 5.77%, (1 Month USD LIBOR + 3.25%), 02/03/26 (j)	157	150
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 09/20/28 (j)	119	113
Standard Industries Inc.
2021 Term Loan B, 6.68%, (6 Month USD LIBOR + 2.50%), 08/05/28 (j)	76	74
TransDigm, Inc.
2020 Term Loan F, 4.77%, (3 Month USD LIBOR + 2.25%), 06/09/23 (j)	965	923
2020 Term Loan E, 4.77%, (3 Month USD LIBOR + 2.25%), 05/30/25 (j)	178	170
Uber Technologies, Inc.
2021 Term Loan B, 6.57%, (3 Month USD LIBOR + 3.50%), 02/16/27 (j)	516	502
United Airlines, Inc.
2021 Term Loan B, 6.53%, (3 Month USD LIBOR + 3.75%), 04/14/28 (j)	385	367
USI, Inc.
2017 Repriced Term Loan, 5.00%, (3 Month USD LIBOR + 2.75%), 05/16/24 (j)	361	351
USIC Holdings, Inc.
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 05/06/28 (j)	104	97
Vaco Holdings, LLC
2022 Term Loan, 7.20%, (3 Month Term SOFR + 5.00%), 01/07/29 (j)	60	58
Vertical US Newco Inc
Term Loan B, 6.87%, (6 Month USD LIBOR + 3.50%), 07/29/27 (j)	39	37
Vertiv Group Corporation
2021 Term Loan B, 5.30%, (1 Month USD LIBOR + 2.75%), 03/02/27 (j)	332	315
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 07/22/28 (j)	124	112
Zekelman Industries, Inc.
2020 Term Loan, 5.60%, (3 Month USD LIBOR + 2.00%), 01/17/27 (j)	97	92
		13,874
Communication Services 0.9%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 12/04/24 (j)	85	83
2021 Term Loan B1, 0.00%, (SOFR + 3.60%), 12/08/28 (j) (q)	325	310
2021 Term Loan B1, 6.06%, (SOFR + 3.60%), 12/08/28 (j)	244	233
2021 2nd Lien Term Loan, 8.56%, (SOFR + 6.00%), 12/10/29 (j)	60	56
Allen Media, LLC
2021 Term Loan B, 7.70%, (3 Month USD LIBOR + 5.50%), 02/10/27 (j)	434	374
Altice France S.A.
USD Term Loan B12, 6.20%, (3 Month USD LIBOR + 3.69%), 01/31/26 (j)	967	875
2018 Term Loan B13, 6.91%, (3 Month USD LIBOR + 4.00%), 07/13/26 (j)	214	194
Aristocrat Technologies, Inc.
Term Loan, 4.40%, (SOFR + 1.50%), 05/13/29 (j) (m)	70	69
Cablevision Lightpath LLC
Term Loan B, 6.07%, (1 Month USD LIBOR + 3.25%), 09/15/27 (j)	49	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Cengage Learning, Inc.
2021 Term Loan B, 7.81%, (3 Month USD LIBOR + 4.75%), 06/29/26 (j)	74	67
CenturyLink, Inc.
2020 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/15/27 (j)	107	97
Charter Communications Operating, LLC
2019 Term Loan B2, 4.28%, (1 Month USD LIBOR + 1.75%), 02/01/27 (j)	621	597
Cincinnati Bell, Inc.
2021 Term Loan B2, 5.81%, (1 Month Term SOFR + 3.25%), 11/17/28 (j)	80	76
Colibri Group LLC
2022 Term Loan, 7.34%, (SOFR + 5.00%), 03/04/29 (j)	5	4
2022 Term Loan, 8.48%, (SOFR + 5.00%), 03/04/29 (j)	120	115
Connect Finco Sarl
2021 Term Loan B, 6.03%, (1 Month USD LIBOR + 3.50%), 12/11/26 (j)	82	76
Consolidated Communications, Inc.
2021 Term Loan B, 6.06%, (1 Month USD LIBOR + 3.50%), 09/15/27 (j)	331	285
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 5.07%, (1 Month USD LIBOR + 2.25%), 01/22/28 (j)	245	235
2021 Term Loan B6, 5.82%, (1 Month USD LIBOR + 3.00%), 09/23/29 (j)	55	53
CSC Holdings, LLC
2017 Term Loan B1, 5.07%, (1 Month USD LIBOR + 2.25%), 07/15/25 (j)	475	451
2018 Incremental Term Loan, 5.07%, (1 Month USD LIBOR + 2.25%), 01/31/26 (j)	39	37
Diamond Sports Group, LLC
2022 First Priority Term Loan, 10.70%, (SOFR + 8.00%), 05/19/26 (j)	56	53
2022 2nd Lien Term Loan, 5.95%, (1 Month Term SOFR + 3.25%), 08/24/26 (j)	584	111
DirecTV Financing, LLC
Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 07/22/27 (j)	280	260
Discovery Purchaser Corporation
Term Loan, 0.00%, (SOFR + 4.38%), 08/04/29 (j) (q)	195	178
E.W. Scripps Company (The)
2020 Term Loan B3, 5.27%, (1 Month USD LIBOR + 2.75%), 12/15/27 (j)	91	88
Frontier Communications Corp.
2021 DIP Term Loan B, 6.06%, (3 Month USD LIBOR + 3.75%), 10/08/27 (j)	572	531
Gray Television, Inc.
2021 Term Loan D, 5.56%, (1 Month USD LIBOR + 3.00%), 10/27/28 (j)	199	193
GTT Communications, Inc.
2018 USD Term Loan B, 9.25%, (PRIME + 3.75%), 04/27/25 (j)	314	223
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 0.00%, (SOFR + 4.50%), 01/25/29 (j) (q)	260	243
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (j)	878	822
LCPR Loan Financing LLC
2021 Term Loan B, 4.82%, (1 Month USD LIBOR + 3.75%), 09/25/28 (j)	80	77
Level 3 Financing Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/27 (j)	192	182
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 5.02%, (1 Month USD LIBOR + 2.50%), 06/13/26 (j)	172	170
Northwest Fiber, LLC
2021 Term Loan, 6.74%, (1 Month USD LIBOR + 3.75%), 04/30/27 (j)	171	163
Playtika Holding Corp
2021 Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 03/11/28 (j)	118	113
Radiate Holdco, LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/25/26 (j)	327	302
Red Ventures, LLC
2020 Term Loan B2, 5.02%, (1 Month USD LIBOR + 2.50%), 11/08/24 (j)	115	111
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 06/20/24 (j)	300	262
2017 2nd Lien Term Loan, 11.06%, (3 Month USD LIBOR + 8.25%), 06/30/25 (j)	150	124
Sinclair Television Group Inc.
Term Loan B2B, 5.03%, (1 Month USD LIBOR + 2.50%), 07/18/26 (j)	87	82
2022 Term Loan B4, 6.31%, (1 Month Term SOFR + 3.75%), 04/13/29 (j)	85	80
Solis IV BV
USD Term Loan B1, 6.34%, (3 Month Term SOFR + 3.50%), 02/09/29 (j)	760	622
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 6.07%, (1 Month USD LIBOR + 3.00%), 08/14/26 (j)	177	172
SRAM, LLC
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 05/12/28 (j)	85	80
2021 Term Loan B, 5.56%, (3 Month USD LIBOR + 2.75%), 05/12/28 (j)	13	12
2021 Term Loan B, 5.82%, (3 Month USD LIBOR + 2.75%), 05/12/28 (j)	13	12
Univision Communications Inc.
2021 First Lien Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 03/15/26 (j)	150	142
2022 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 05/06/28 (j)	479	457
2022 First Lien Term Loan B, 7.79%, (3 Month Term SOFR + 4.25%), 06/10/29 (j)	60	58
Virgin Media Bristol LLC
USD Term Loan N, 5.32%, (1 Month USD LIBOR + 2.50%), 10/03/27 (j)	125	119
Windstream Services, LLC
2020 Exit Term Loan B, 0.00%, (1 Month USD LIBOR + 6.25%), 08/24/27 (j) (q)	100	90
2020 Exit Term Loan B, 8.77%, (1 Month USD LIBOR + 6.25%), 08/24/27 (j)	186	168
Zayo Group Holdings, Inc.
USD Term Loan , 5.52%, (1 Month USD LIBOR + 3.00%), 02/18/27 (j)	499	416
2022 USD Incremental Term Loan B, 6.71%, (1 Month Term SOFR + 4.25%), 03/09/27 (j)	209	181
		11,231
Financials 0.7%
Acrisure, LLC
2020 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 01/30/27 (j)	501	457
2021 First Lien Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 02/15/27 (j)	174	163
AlixPartners, LLP
2021 USD Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 02/04/28 (j)	118	113
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 6.49%, (1 Month USD LIBOR + 3.50%), 11/06/27 (j)	422	399
AmWINS Group, Inc.
2021 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 02/16/28 (j)	226	216
Archkey Solutions LLC
Term Loan, 7.77%, (1 Month USD LIBOR + 5.25%), 06/30/28 (j)	20	18
Term Loan, 8.06%, (3 Month USD LIBOR + 5.25%), 06/30/28 (j)	35	32
AssuredPartners, Inc.
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 02/12/27 (j)	73	69
2020 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 02/13/27 (j)	78	74
Asurion LLC
2020 Term Loan B8, 5.77%, (1 Month USD LIBOR + 3.25%), 12/31/23 (j)	1,318	1,115

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan B9, 5.77%, (1 Month USD LIBOR + 3.25%), 02/05/28 (j)	163	137
2021 2nd Lien Term Loan B3, 7.77%, (1 Month USD LIBOR + 5.25%), 02/05/28 (j)	375	281
2022 Term Loan B10, 6.30%, (3 Month Term SOFR + 4.00%), 08/16/28 (j)	150	127
2021 Second Lien Term Loan B4, 7.77%, (1 Month USD LIBOR + 5.25%), 01/15/29 (j)	145	110
BCP Renaissance Parent LLC
2022 Term Loan B3, 5.55%, (3 Month Term SOFR + 3.50%), 10/31/26 (j)	136	130
2022 Term Loan B3, 5.88%, (3 Month Term SOFR + 3.50%), 10/31/26 (j)	7	7
Broadstreet Partners, Inc.
2021 Term Loan B2, 5.77%, (1 Month USD LIBOR + 3.25%), 01/27/27 (j)	49	47
Byju's Alpha, Inc.
Term Loan B, 8.98%, (3 Month USD LIBOR + 6.00%), 11/05/26 (j)	159	113
Citadel Securities LP
2021 Term Loan B, 5.07%, (1 Month Term SOFR + 2.50%), 02/01/28 (j)	217	210
2022 Incremental Term Loan B, 5.57%, (1 Month Term SOFR + 3.00%), 02/02/28 (j)	100	99
Crown Finance US, Inc.
2018 USD Term Loan, 0.00%, (SOFR + 10.00%), 09/09/23 (j) (q)	156	159
2020 Term Loan B1, 9.25%, (3 Month USD LIBOR + 7.00%), 05/23/24	43	51
2021 Incremental Term Loan B1, 10.08%, (6 Month USD LIBOR + 8.25%), 05/23/24 (j)	26	28
2018 USD Term Loan, 4.00%, (3 Month USD LIBOR + 2.50%), 02/05/25 (j)	281	118
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 6.21%, (1 Month Term SOFR + 3.75%), 03/05/27 (j)	122	115
FinCo I LLC
2020 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 06/27/25 (j)	74	73
Focus Financial Partners, LLC
2020 Term Loan B3, 4.52%, (1 Month USD LIBOR + 2.00%), 07/03/24 (j)	147	143
Franklin Square Holdings, L.P.
2018 Term Loan B, 4.81%, (1 Month USD LIBOR + 2.25%), 07/26/25 (j)	73	71
Harbourvest Partners, LLC
2018 Term Loan B, 4.76%, (3 Month USD LIBOR + 2.25%), 02/21/25 (j)	145	140
Harland Clarke Holdings Corp.
Term Loan B7, 5.76%, (3 Month USD LIBOR + 4.75%), 10/31/23 (j)	14	10
HighTower Holdings LLC
2021 Term Loan B, 6.73%, (3 Month USD LIBOR + 4.00%), 04/08/26 (j)	169	156
Hub International Limited
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (j) (q)	—	—
2018 Term Loan B, 5.55%, (3 Month USD LIBOR + 3.00%), 04/25/25 (j)	2	2
2018 Term Loan B, 5.77%, (3 Month USD LIBOR + 3.00%), 04/25/25 (j)	773	742
2021 Term Loan B, 5.98%, (3 Month USD LIBOR + 3.25%), 04/25/25 (j)	241	232
ION Trading Finance Limited
2021 USD Term Loan, 7.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (j)	411	380
Lightstone Holdco LLC
2022 Extended Term Loan B, 8.05%, (3 Month Term SOFR + 5.75%), 02/01/27 (j)	160	146
2022 Extended Term Loan C, 8.05%, (3 Month Term SOFR + 5.75%), 02/01/27 (j)	9	8
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 7.05%, (SOFR + 5.00%), 10/22/28 (j) (m)	60	49
NEXUS Buyer LLC
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 10/14/26 (j)	204	196
Park Place Technologies, LLC
2020 Term Loan, 7.56%, (1 Month USD LIBOR + 5.00%), 11/10/27 (j)	99	93
Patagonia Holdco LLC
Term Loan, 8.39%, (SOFR + 5.75%), 08/01/29 (j)	175	140
RC Buyer, Inc.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 07/28/28 (j)	54	51
RLG Holdings, LLC
2021 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 07/02/28 (j)	79	75
Ryan Specialty Group, LLC
Term Loan, 5.56%, (1 Month Term SOFR + 3.00%), 07/23/27 (j)	176	170
Superannuation and Investments US LLC
USD Term Loan , 6.27%, (1 Month USD LIBOR + 3.75%), 09/23/28 (j)	50	48
Sweetwater Borrower, LLC
Term Loan B, 6.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (j)	160	146
Tiger Acquisition, LLC
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 05/21/28 (j)	109	100
Trans Union, LLC
2019 Term Loan B5, 4.27%, (1 Month USD LIBOR + 1.75%), 11/13/26 (j)	117	112
2021 Term Loan B6, 4.77%, (1 Month USD LIBOR + 2.25%), 11/16/28 (j)	218	211
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 11.00%, (3 Month USD LIBOR + 1.50%), 02/28/25 (j)	111	109
2021 Consented Term Loan, 1.75%, (3 Month USD LIBOR + 5.00%), 05/29/26 (j)	91	63
VFH Parent LLC
2022 Term Loan B, 6.12%, (SOFR + 3.00%), 01/07/29 (j)	255	244
VS Buyer, LLC
Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 02/19/27 (j)	295	285
Walker & Dunlop, Inc.
2021 Term Loan, 4.81%, (SOFR + 2.25%), 10/14/28 (j)	109	106
		8,689
Health Care 0.6%
Accelerated Health Systems, LLC
2022 Term Loan B, 7.11%, (3 Month Term SOFR + 4.25%), 02/01/29 (j)	50	45
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 6.06%, (3 Month USD LIBOR + 3.75%), 08/05/28 (j)	59	58
AHP Health Partners, Inc.
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 08/23/28 (j)	99	94
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (j) (m)	28	28
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (q)	161	144
2022 Term Loan B, 6.58%, (1 Month Term SOFR + 3.50%), 01/27/29 (j)	947	846
Avantor Funding, Inc.
2021 Term Loan B5, 4.77%, (1 Month USD LIBOR + 2.25%), 11/08/27 (j)	229	222
CHG Healthcare Services Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 3.25%), 09/22/28 (j)	59	57
Da Vinci Purchaser Corp.
2019 Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 12/10/26 (j)	171	161
2019 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 12/10/26 (j)	103	97
Elanco Animal Health Incorporated
Term Loan B, 4.31%, (1 Month USD LIBOR + 1.75%), 02/04/27 (j)	353	335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Electron BidCo Inc.
2021 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 10/29/28 (j)	95	89
Embecta Corp
Term Loan B, 5.05%, (SOFR + 3.00%), 01/27/29 (j)	130	126
Ensemble RCM, LLC
Term Loan, 6.56%, (3 Month USD LIBOR + 3.75%), 07/24/26 (j)	147	143
Gainwell Acquisition Corp.
Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 08/17/27 (j)	779	741
Help At Home, Inc.
2020 Delayed Draw Term Loan, 6.53%, (3 Month Term SOFR + 5.00%), 10/20/27 (j)	6	6
2020 Term Loan B, 7.21%, (3 Month Term SOFR + 5.00%), 10/20/27 (j)	46	44
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 4.88%, (1 Month USD LIBOR + 1.75%), 02/25/28 (j)	109	104
Hunter Holdco 3 Limited
USD Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 08/05/28 (j) (m)	172	162
ICON Luxembourg S.A.R.L.
LUX Term Loan, 4.56%, (3 Month USD LIBOR + 2.25%), 06/16/28 (j)	422	412
ICU Medical, Inc.
Term Loan B, 4.60%, (3 Month Term SOFR + 2.25%), 12/16/28 (j)	90	87
Insulet Corporation
Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/29/28 (j)	387	376
Jazz Financing Lux S.a.r.l.
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 04/22/28 (j)	563	543
Lonza Group AG
USD Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 04/29/28 (j)	137	122
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 5.55%, (SOFR + 3.00%), 10/15/27 (j)	159	154
MED ParentCo LP
1st Lien Term Loan, 6.77%, (1 Month USD LIBOR + 4.25%), 08/01/26 (j)	88	74
2nd Lien Term Loan, 10.77%, (1 Month USD LIBOR + 8.25%), 07/31/27 (j)	35	30
Medline Borrower, LP
USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/30/28 (j)	264	243
MJH Healthcare Holdings, LLC
2022 Term Loan B, 6.06%, (SOFR + 3.50%), 01/24/29 (j)	60	56
Organon & Co
USD Term Loan , 6.19%, (3 Month USD LIBOR + 3.00%), 04/07/28 (j)	410	400
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 11/30/27 (j)	84	79
Parexel International Corporation
2021 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 08/10/28 (j)	404	385
PetIQ, LLC
2021 Term Loan, 7.07%, (1 Month USD LIBOR + 4.25%), 04/07/28 (j) (m)	118	109
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 7.07%, (3 Month USD LIBOR + 4.00%), 06/20/26 (j)	124	108
PRA Health Sciences, Inc.
US Term Loan, 4.56%, (3 Month USD LIBOR + 2.25%), 06/16/28 (j)	110	107
Rockwood Service Corporation
2020 Term Loan, 6.74%, (1 Month USD LIBOR + 4.25%), 12/21/26 (j)	157	152
Surgery Center Holdings, Inc.
2021 Term Loan, 6.51%, (1 Month USD LIBOR + 3.75%), 08/31/26 (j)	146	138
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 6.81%, (1 Month USD LIBOR + 4.25%), 09/22/28 (j)	179	167
Upstream Rehabilition, Inc.
2021 Term Loan, 6.82%, (SOFR + 4.25%), 11/20/26 (j)	143	132
US Radiology Specialists, Inc.
2020 Term Loan, 7.56%, (3 Month USD LIBOR + 5.25%), 12/10/27 (j)	74	65
Zelis Healthcare Corporation
2021 Delayed Draw Term Loan, 0.00%, 09/30/26 (q)	9	9
		7,450
Materials 0.4%
Aruba Investments, Inc.
2020 USD Term Loan, 7.08%, (1 Month USD LIBOR + 4.00%), 10/28/27 (j)	213	196
2020 2nd Lien Term Loan, 10.83%, (1 Month USD LIBOR + 7.75%), 10/28/28 (j)	140	127
Atkore International, Inc.
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 2.00%), 05/18/28 (j)	79	79
Avient Corporation
Term Loan B, 6.30%, (1 Month Term SOFR + 3.25%), 07/27/29 (j)	65	65
BCPE Empire Holdings, Inc.
2019 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 06/11/26 (j)	55	52
2022 Incremental Term Loan, 7.18%, (1 Month Term SOFR + 4.63%), 06/11/26 (j)	109	104
2021 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 06/12/26 (j)	124	118
Berlin Packaging LLC
2021 Term Loan B5, 6.01%, (1 Month USD LIBOR + 3.75%), 03/11/28 (j)	267	252
2021 Term Loan B5, 6.31%, (3 Month USD LIBOR + 1.00%), 03/11/28 (j)	16	15
Charter NEX US, Inc.
2021 Term Loan, 6.56%, (3 Month USD LIBOR + 3.75%), 12/01/27 (j)	123	116
Chemours Company (The)
2021 Term Loan B, 8.04%, (SOFR + 5.75%), 11/15/28 (j) (m)	65	56
Consolidated Energy Finance, S.A.
Term Loan B, 5.29%, (3 Month USD LIBOR + 2.50%), 05/07/25 (j)	213	203
2021 Incremental Term Loan, 6.41%, (3 Month USD LIBOR + 3.50%), 05/07/25 (j) (m)	139	132
Diamond (BC) B.V.
2021 Term Loan B, 5.27%, (3 Month USD LIBOR + 2.75%), 09/14/28 (j)	—	—
2021 Term Loan B, 5.56%, (3 Month USD LIBOR + 2.75%), 09/14/28 (j)	134	123
Element Solutions Inc.
2019 Term Loan B1, 0.00%, (1 Month USD LIBOR + 2.00%), 01/31/26 (j) (q)	—	—
2019 Term Loan B1, 4.52%, (1 Month USD LIBOR + 2.00%), 01/31/26 (j)	54	54
Gemini HDPE LLC
2020 Term Loan B, 5.81%, (3 Month USD LIBOR + 3.00%), 12/11/27 (j)	94	89
Hexion Holdings Corporation
2022 USD Term Loan, 7.41%, (SOFR + 4.50%), 03/02/29 (j)	329	279
2022 USD 2nd Lien Term Loan, 10.56%, (SOFR + 7.44%), 02/09/30 (j) (m)	50	40
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 8.26%, (3 Month USD LIBOR + 4.75%), 02/04/26 (j)	84	71
Messer Industries GmbH
2018 USD Term Loan, 4.75%, (3 Month USD LIBOR + 2.50%), 09/19/25 (j)	122	117
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan , 0.00%, 09/22/28 (q)	34	31
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.75%), 09/22/28 (j) (q)	109	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/22/28 (j)	121	112
Olympus Water US Holding Corporation
2021 USD Term Loan B, 6.06%, (3 Month USD LIBOR + 3.75%), 09/21/28 (j)	209	191
2022 Incremental Term Loan, 6.65%, (3 Month Term SOFR + 4.50%), 11/09/28 (j)	130	120
Pathway Vet Alliance LLC
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 03/31/27 (j)	241	211
Pregis TopCo Corporation
1st Lien Term Loan, 6.81%, (3 Month USD LIBOR + 4.00%), 07/25/26 (j)	73	69
2021 Incremental Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 07/31/26 (j)	—	—
2021 Incremental Term Loan, 6.81%, (3 Month USD LIBOR + 4.00%), 07/31/26 (j)	74	70
Ring Container Technologies Group, LLC
2021 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 08/12/28 (j)	84	81
Runner Buyer, Inc.
2021 Term Loan B, 8.57%, (3 Month USD LIBOR + 5.50%), 10/08/28 (j)	70	46
Sabert Corporation
Term Loan B, 7.06%, (1 Month USD LIBOR + 4.50%), 11/22/26 (j)	206	196
Smyrna Ready Mix Concrete, LLC
Term Loan B, 6.81%, (1 Month Term SOFR + 4.25%), 03/24/29 (j)	45	43
Spa Holdings 3 Oy
USD Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 03/18/28 (j)	94	86
Starfruit Finco B.V
2018 USD Term Loan B, 5.00%, (1 Month USD LIBOR + 2.75%), 09/10/25 (j)	271	253
TricorBraun Holdings, Inc.
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 01/29/28 (j)	158	148
W.R. Grace & Co.-Conn.
2021 Term Loan B, 6.06%, (3 Month USD LIBOR + 3.75%), 08/11/28 (j)	149	139
White Cap Buyer LLC
Term Loan B, 6.21%, (1 Month Term SOFR + 3.75%), 10/08/27 (j)	152	142
		4,326
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/19/25 (j)	39	34
2021 Incremental Term Loan, 7.27%, (1 Month USD LIBOR + 4.75%), 10/01/25 (j)	35	31
Avis Budget Car Rental, LLC
2022 Term Loan C, 6.06%, (1 Month Term SOFR + 3.50%), 03/15/29 (j)	80	76
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.77%, (1 Month USD LIBOR + 2.00%), 01/26/24 (j)	78	78
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/17/28 (j)	74	70
Cardenas Markets, Inc.
2022 Term Loan, 9.79%, (3 Month Term SOFR + 6.75%), 07/20/29 (j)	80	78
Charlotte Buyer, Inc.
1st Lien Term Loan, 7.98%, (3 Month Term SOFR + 5.25%), 02/03/28 (j)	70	65
Chobani, LLC
2020 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 10/20/27 (j)	137	124
Conair Holdings, LLC
Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 05/13/28 (j)	154	129
Del Monte Foods, Inc.
2022 Term Loan, 6.62%, (SOFR + 4.35%), 02/15/29 (j)	200	191
Energizer Holdings, Inc.
2020 Term Loan, 5.31%, (1 Month USD LIBOR + 2.25%), 12/16/27 (j)	98	94
Froneri International Ltd.
2020 USD Term Loan, 4.77%, (1 Month USD LIBOR + 2.25%), 01/29/27 (j)	176	166
Journey Personal Care Corp.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 12/31/24 (j)	49	31
kdc/one Development Corporation, Inc.
2020 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 12/21/25 (j)	98	93
PECF USS Intermediate Holding III Corporation
Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 11/04/28 (j)	198	169
Reynolds Consumer Products LLC
Term Loan, 4.27%, (1 Month USD LIBOR + 1.75%), 01/30/27 (j)	149	144
Shearer's Foods, Inc.
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 09/15/27 (j)	107	99
Triton Water Holdings, Inc
Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 03/16/28 (j)	368	329
US Foods, Inc.
2019 Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 08/14/26 (j)	121	117
Verscend Holding Corp.
2021 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 08/27/25 (j)	349	337
		2,455
Energy 0.2%
Citgo Petroleum Corporation
2019 Term Loan B, 8.77%, (1 Month USD LIBOR + 6.25%), 03/28/24 (j)	120	119
CQP Holdco LP
2021 Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (j)	753	725
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 7.31%, (1 Month USD LIBOR + 4.75%), 04/20/27 (j)	131	126
Delek US Holdings, Inc.
2018 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/16/25 (j)	83	80
2020 Incremental Term Loan B, 8.02%, (1 Month USD LIBOR + 5.50%), 03/31/25 (j)	88	87
EG America LLC
2018 USD Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 02/06/25 (j)	446	416
Esdec Solar Group B.V.
Term Loan B, 0.00%, (6 Month USD LIBOR + 4.75%), 08/23/28 (j) (m) (q)	54	51
Term Loan B, 6.25%, (6 Month USD LIBOR + 4.75%), 08/23/28 (j) (m)	66	62
ExGen Renewables IV, LLC
2020 Term Loan, 5.57%, (3 Month USD LIBOR + 2.50%), 12/11/27 (j)	92	90
Granite Generation LLC
Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 10/22/26 (j)	13	12
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 10/22/26 (j)	64	62
Limetree Bay Terminals, LLC
2022 Incremental Term Loan, 7.05%, (3 Month USD LIBOR + 4.00%), 02/15/24 (j)	161	109
Pilot Travel Centers LLC
2021 Term Loan B, 4.56%, (1 Month Term SOFR + 2.00%), 07/29/28 (j)	148	142
TerraForm Power Operating, LLC
2022 Term Loan B, 5.22%, (3 Month Term SOFR + 2.75%), 05/30/29 (j)	100	99
Traverse Midstream Partners LLC
2017 Term Loan, 5.95%, (3 Month Term SOFR + 4.25%), 09/22/24 (j)	75	73
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 2.75%), 03/31/28 (j)	134	128
		2,381

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Utilities 0.1%
Pacific Gas & Electric Company
2020 Term Loan, 5.56%, (1 Month USD LIBOR + 3.00%), 06/18/25 (j)	513	490
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 12/11/25 (j)	223	215
1st Lien Term Loan B3, 4.74%, (1 Month USD LIBOR + 1.75%), 12/11/25 (j)	55	53
		758
Real Estate 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 08/15/25 (j)	277	264
Icebox Holdco III, Inc.
2021 Delayed Draw Term Loan , 0.00%, 12/14/28 (q)	12	11
2021 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 12/14/28 (j)	58	54
KREF Holdings X LLC
2021 Term Loan, 6.31%, (1 Month USD LIBOR + 3.50%), 09/01/27 (j)	84	81
		410
Total Senior Floating Rate Instruments (cost $95,521)		89,397
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	62
Chesapeake Energy Corporation	5	443
EQT Corporation	3	106
Limetree Bay Cayman Limited (e) (m)	—	1
Mesquite Energy, Inc. (e) (m)	4	192
		804
Health Care 0.0%
ACNR Holdings Inc. (e) (m)	—	289
Perrigo Company Public Limited Company (e) (m)	7	7
		296
Consumer Discretionary 0.0%
Caesars Entertainment, Inc. (e)	2	61
CEC Entertainment Company, LLC (e) (m)	5	100
		161
Communication Services 0.0%
Altice USA, Inc. - Class A (e)	4	23
Frontier Communications Parent, Inc. (e)	2	47
		70
Information Technology 0.0%
Micron Technology, Inc.	1	48
Total Common Stocks (cost $650)		1,379
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 5.50%, 08/16/23 (e) (l)	1	114
Total Preferred Stocks (cost $117)		114
WARRANTS 0.0%
California Resources Corporation (e)	—	4
Cineworld Group PLC (e) (o)	12	—
Total Warrants (cost $0)		4
SHORT TERM INVESTMENTS 13.6%
Investment Companies 13.2%
JNL Government Money Market Fund, 2.68% (r) (s)	161,419	161,419
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (r) (s)	5,331	5,331
Total Short Term Investments (cost $166,750)		166,750
Total Investments 109.9% (cost $1,520,343)		1,347,194
Other Derivative Instruments0.0%		21
Other Assets and Liabilities, Net (9.9)%		(121,375)
Total Net Assets 100.0%		1,225,840

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $125,831.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $150,620 and 12.3% of the Fund.

(e) Non-income producing security.

(f) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(h) All or a portion of the security was on loan as of September 30, 2022.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(q) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	996	956	0.1
Celtic Resources Holdings Designated Activity Company, 4.13%, 10/09/24	05/15/95	102	—	—
Cosan Overseas Limited, 8.25% (callable at 100, 02/05/23)	06/27/19	190	187	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	115	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	79	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	109	99	—
Mesquite Energy, Inc., 13.00%, 07/15/23	11/05/20	52	277	0.1
Mesquite Energy, Inc., 13.00%, 07/15/23	07/09/20	30	160	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	13	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	6	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	198	182	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	214	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	33	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	7	—
Sibur Securities Designated Activity Company, 0.00%, 07/08/25	05/15/95	51	18	—
Suek Securities Designated Activity Company, 3.38%, 09/15/26	05/15/95	200	25	—
TCS Finance Designated Activity Company, 6.00% (callable at 100, 12/20/26)	05/15/95	200	68	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	145	—
VEON Holdings B.V., 7.25%, 04/26/23	05/15/95	96	77	—
		6,607	2,661	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	99	January 2023	20,672	(15)	(339)

Short Contracts
United States 10 Year Note	(24)	December 2022	(2,699)	10	10
United States 5 Year Note	(8)	January 2023	(892)	2	32
United States Long Bond	(49)	December 2022	(6,662)	31	468
United States Ultra Bond	(3)	December 2022	(458)	5	47
				48	557

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.25	(A)	12/21/24	2,549	(3)	(18)
U.S. SOFR (A)	Paying	2.75	(A)	12/21/27	1,802	(7)	(37)
U.S. SOFR (A)	Paying	2.50	(A)	12/21/32	197	(1)	(6)
U.S. SOFR (A)	Paying	2.50	(A)	12/21/52	35	(1)	(1)
						(12)	(62)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	517,766	—	517,766
Corporate Bonds And Notes	—	442,791	437	443,228
Non-U.S. Government Agency Asset-Backed Securities	—	128,556	—	128,556
Senior Floating Rate Instruments	—	87,868	1,529	89,397
Common Stocks	790	—	589	1,379
Preferred Stocks	114	—	—	114
Warrants	4	—	—	4
Short Term Investments	166,750	—	—	166,750
	167,658	1,176,981	2,555	1,347,194
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	557	—	—	557
	557	—	—	557
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(339)	—	—	(339)
Centrally Cleared Interest Rate Swap Agreements	—	(62)	—	(62)
	(339)	(62)	—	(401)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.9%
United States of America 57.4%
Alliant Energy Corporation	315	16,709
American Tower Corporation	178	38,314
Avista Corporation	189	7,014
CenterPoint Energy, Inc.	922	25,995
Cheniere Energy, Inc.	145	24,081
CSX Corporation	1,084	28,878
Dominion Energy, Inc.	706	48,787
DT Midstream, Inc.	366	18,974
Entergy Corporation	268	26,983
Evergy, Inc.	402	23,893
FirstEnergy Corp.	736	27,218
NextEra Energy, Inc.	762	59,765
Norfolk Southern Corporation	119	24,892
Pinnacle West Capital Corporation	203	13,088
PPL Corporation	954	24,193
Republic Services, Inc.	53	7,263
SBA Communications Corporation	50	14,220
Sempra Energy	257	38,475
Targa Resources Corp.	270	16,260
Xcel Energy Inc.	507	32,474
		517,476
Australia 11.5%
Atlas Arteria Limited	5,580	22,117
Aurizon Holdings Limited	7,081	15,581
Transurban Holdings Limited	8,364	65,780
		103,478
Canada 4.8%
Emera Incorporated	595	24,062
Pembina Pipeline Corporation	638	19,392
		43,454
France 4.6%
Getlink S.E.	469	7,253
Rubis	511	10,634
VINCI	296	23,939
		41,826
Spain 4.0%
AENA, S.M.E., S.A. (a) (b)	344	35,640
Mexico 3.4%
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	977	19,204
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	1,693	11,518
		30,722
China 3.3%
ENN energy Holdings Limited	1,000	13,392
Guangdong Investment Limited	9,862	7,906
Jiangsu Expressway Company Limited - Class H	11,582	8,661
		29,959
United Kingdom 2.8%
SSE PLC	1,518	25,683
Switzerland 2.1%
Flughafen Zurich AG - Class N (a)	129	19,014
Italy 1.6%
Hera S.p.A.	2,047	4,353
Infrastrutture Wireless Italiane S.p.A. (b)	1,135	9,924
		14,277
Japan 1.4%
West Japan Railway Company	319	12,186
Brazil 1.2%
CCR S.A.	4,735	11,024
Denmark 0.6%
Orsted A/S (b)	73	5,830
Hong Kong 0.2%
China Gas Holdings Limited	1,799	2,152
Total Common Stocks (cost $977,790)		892,721
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 2.68% (c) (d)	5,897	5,897
Total Short Term Investments (cost $5,897)		5,897
Total Investments 99.6% (cost $983,687)		898,618
Other Assets and Liabilities, Net 0.4%		3,570
Total Net Assets 100.0%		902,188

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	06/22/20	52,374	35,640	4.0
Infrastrutture Wireless Italiane S.p.A.	10/09/20	12,660	9,924	1.1
Orsted A/S	02/18/22	7,767	5,830	0.6
		72,801	51,394	5.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	602,676	290,045	—	892,721
Short Term Investments	5,897	—	—	5,897
	608,573	290,045	—	898,618

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 43.7%
Health Care 10.8%
AbbVie Inc.
3.80%, 03/15/25	7,500	7,258
Bausch Health Companies Inc.
5.50%, 11/01/25 (a) (b)	5,220	4,170
9.00%, 12/15/25 (b)	5,605	3,624
9.25%, 04/01/26 (a) (b)	1,635	968
8.50%, 01/31/27 (b)	15,200	6,467
6.13%, 02/01/27 (a) (b)	11,732	8,138
5.75%, 08/15/27 (b)	4,700	3,168
5.00%, 01/30/28 (b)	4,000	1,473
4.88%, 06/01/28 (b)	5,400	3,479
Bristol-Myers Squibb Company
3.40%, 07/26/29	1,082	983
Community Health Systems, Inc.
8.00%, 03/15/26 (b)	40,000	34,823
6.88%, 04/15/29 (a) (b)	12,847	6,220
6.13%, 04/01/30 (a) (b)	8,000	3,772
5.25%, 05/15/30 (b)	18,000	12,524
CVS Health Corporation
4.10%, 03/25/25	505	494
4.30%, 03/25/28	3,500	3,310
5.05%, 03/25/48	1,600	1,412
DaVita Inc.
4.63%, 06/01/30 (b)	9,360	7,218
3.75%, 02/15/31 (b)	2,000	1,425
Endo Designated Activity Company
0.00%, 10/15/24 (b) (c) (d)	2,500	2,048
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/32 (b)	4,250	3,600
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	10,000	8,030
5.25%, 10/01/29 (a) (b)	9,000	6,795
Par Pharmaceutical, Inc.
0.00%, 04/01/27 (b) (c) (d)	4,724	3,739
Royalty Pharma PLC
2.20%, 09/02/30	2,500	1,909
Tenet Healthcare Corporation
6.25%, 02/01/27 (b)	6,000	5,600
6.13%, 06/15/30 (b)	20,000	18,395
Utah Acquisition Sub Inc.
3.95%, 06/15/26	2,700	2,459
		163,501
Consumer Discretionary 6.0%
Boyd Gaming Corporation
4.75%, 06/15/31 (b)	5,000	4,048
Carvana Co.
10.25%, 05/01/30 (a) (b)	2,500	1,667
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b)	6,215	4,553
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	10,000	9,638
Expedia Group, Inc.
3.80%, 02/15/28	3,871	3,436
Fertitta Entertainment LLC
4.63%, 01/15/29 (a) (b)	3,100	2,566
6.75%, 01/15/30 (a) (b)	3,000	2,282
Ford Motor Company
4.35%, 12/08/26 (a)	5,000	4,589
3.25%, 02/12/32	3,000	2,161
General Motors Company
5.15%, 04/01/38	3,500	2,839
General Motors Financial Company, Inc.
2.40%, 04/10/28	2,500	1,999
4.30%, 04/06/29	5,000	4,341
Lowe`s Companies, Inc.
5.00%, 04/15/33	4,000	3,788
Magallanes, Inc.
3.76%, 03/15/27 (b)	3,000	2,693
4.28%, 03/15/32 (b)	3,000	2,470
McDonald's Corporation
4.60%, 09/09/32	4,000	3,825
PENN Entertainment, Inc.
4.13%, 07/01/29 (b)	7,000	5,391
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	4,000	3,727
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (a)	7,500	6,144
Univision Communications Inc.
6.63%, 06/01/27 (b)	8,000	7,562
Wynn Las Vegas, LLC
5.50%, 03/01/25 (b)	9,500	8,891
5.25%, 05/15/27 (b)	2,000	1,762
		90,372
Communication Services 5.5%
Altice France Holding S.A.
5.50%, 10/15/29 (b)	7,500	5,643
CCO Holdings, LLC
5.50%, 05/01/26 (b)	900	853
5.13%, 05/01/27 (b)	3,300	2,978
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	3,746
7.50%, 06/01/29 (b)	3,000	2,179
Commscope, Inc.
7.13%, 07/01/28 (a) (b)	5,000	3,868
CSC Holdings, LLC
5.50%, 04/15/27 (b)	10,000	8,801
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	4,500	3,888
DISH DBS Corporation
5.00%, 03/15/23 (a)	12,500	12,231
5.88%, 11/15/24	8,500	7,603
5.25%, 12/01/26 (b)	4,000	3,301
Meta Platforms, Inc.
3.85%, 08/15/32 (b)	5,000	4,405
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	3,000	2,468
Netflix, Inc.
4.38%, 11/15/26	5,000	4,716
Roblox Corporation
3.88%, 05/01/30 (b)	5,000	4,069
Sprint Communications, Inc.
6.00%, 11/15/22	4,200	4,202
Sprint Corporation
7.13%, 06/15/24	5,500	5,591
T-Mobile USA, Inc.
3.88%, 04/15/30	2,500	2,216
		82,758
Industrials 5.0%
American Airlines, Inc.
5.50%, 04/20/26 (b)	10,000	9,398
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	3,000	2,496
5.25%, 08/15/27 (b)	7,500	4,668
Carrier Global Corporation
2.72%, 02/15/30	2,500	2,062
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	4,000	3,308
JetBlue Airways Corporation
0.50%, 04/01/26 (e)	2,500	1,799
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (b)	5,000	4,744
7.25%, 04/15/25 (b)	13,000	11,412
Raytheon Technologies Corporation
3.95%, 08/16/25	7,000	6,822
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (b)	3,690	3,098
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (b)	3,000	2,530
The Boeing Company
3.20%, 03/01/29	5,500	4,574
5.15%, 05/01/30 (f)	6,000	5,545

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
TransDigm Inc.
6.25%, 03/15/26 (b)	5,000	4,849
Union Pacific Corporation
4.50%, 01/20/33	4,000	3,801
WESCO Distribution, Inc.
7.13%, 06/15/25 (b)	5,000	5,000
		76,106
Financials 4.6%
Bank of America Corporation
6.10%, (100, 03/17/25) (g)	4,000	3,820
6.25%, (100, 09/05/24) (a) (g)	2,500	2,422
3.42%, 12/20/28	10,000	8,865
Barclays PLC
5.75%, 08/09/33 (e)	4,200	3,820
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,199
5.25%, 07/26/30	5,000	4,677
Citigroup Inc.
4.13%, 07/25/28	7,500	6,770
Coinbase Global, Inc.
3.63%, 10/01/31 (b)	5,000	2,786
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,437
4.95%, 05/28/27	4,000	3,578
JPMorgan Chase & Co.
5.15%, (100, 05/01/23) (g)	1,800	1,743
5.60%, (3 Month USD LIBOR + 3.32%), (100, 10/01/22) (g) (h)	1,900	1,891
6.28%, (3 Month USD LIBOR + 3.47%), (100, 10/30/22) (g) (h)	2,833	2,820
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,194
Wells Fargo & Company
3.20%, 06/17/27	4,000	3,639
		69,661
Consumer Staples 2.8%
APX Group, Inc.
5.75%, 07/15/29 (a) (b)	9,000	7,123
Ashtead Capital, Inc.
4.25%, 11/01/29 (b)	3,000	2,626
B. A. T. Capital Corporation
3.22%, 08/15/24	2,500	2,415
3.56%, 08/15/27	10,000	8,776
JBS USA Food Company
5.75%, 04/01/33 (b)	4,000	3,618
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (b)	5,000	4,130
5.75%, 11/01/28 (a) (b)	8,500	6,400
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	7,808
		42,896
Information Technology 2.7%
Broadcom Inc.
2.45%, 02/15/31 (b)	2,500	1,886
4.15%, 04/15/32 (b)	4,500	3,782
Commscope Finance LLC
8.25%, 03/01/27 (b)	3,000	2,482
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a) (b)	7,324	6,501
HP, Inc.
4.00%, 04/15/29	5,000	4,385
5.50%, 01/15/33	5,000	4,452
Oracle Corporation
2.95%, 04/01/30	4,500	3,630
2.88%, 03/25/31	5,000	3,956
Rocket Software, Inc.
6.50%, 02/15/29 (a) (b)	6,000	4,442
Workday, Inc.
3.80%, 04/01/32	6,000	5,195
		40,711
Energy 2.4%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/24 (b)	1,944	1,985
11.00%, 04/15/25 (b)	7,000	7,175
8.13%, 01/15/27 (b)	3,000	2,779
Cheniere Corpus Christi Holdings, LLC
3.70%, 11/15/29	4,500	3,909
Chesapeake Energy Corporation
5.88%, 02/01/29 (b)	3,000	2,787
Occidental Petroleum Corporation
8.00%, 07/15/25 (a)	2,000	2,124
6.63%, 09/01/30	2,000	2,026
Weatherford International Ltd.
11.00%, 12/01/24 (b)	484	493
6.50%, 09/15/28 (b)	5,500	5,005
8.63%, 04/30/30 (a) (b)	10,000	8,723
		37,006
Materials 2.1%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	5,000	4,205
Celanese US Holdings LLC
6.17%, 07/15/27 (f)	6,000	5,668
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (b)	5,000	4,627
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	2,613
4.38%, 04/01/31 (b)	3,000	2,324
Freeport-McMoRan Inc.
4.63%, 08/01/30 (a)	2,500	2,208
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (b)	5,000	3,837
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	8,000	6,606
		32,088
Utilities 1.1%
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	4,517
Vistra Corp.
7.00%, (100, 12/15/26) (b) (g)	8,300	7,257
Vistra Operations Company LLC
4.38%, 05/01/29 (b)	5,500	4,597
		16,371
Real Estate 0.7%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	3,465	2,983
3.50%, 03/15/31	5,000	3,483
VICI Properties L.P.
5.13%, 05/15/32	4,500	3,992
		10,458
Total Corporate Bonds And Notes (cost $760,539)		661,928
COMMON STOCKS 29.3%
Financials 5.7%
Bank of America Corporation	504	15,227
Citigroup Inc.	150	6,251
JPMorgan Chase & Co.	198	20,728
MetLife, Inc.	200	12,156
Morgan Stanley	135	10,666
Truist Financial Corporation	285	12,409
U.S. Bancorp	220	8,870
		86,307
Health Care 4.7%
AbbVie Inc.	55	7,382
Amgen Inc.	35	7,889
AstraZeneca PLC - ADR	150	8,226
Bristol-Myers Squibb Company	220	15,640
Johnson & Johnson	75	12,252
Medtronic, Inc.	90	7,268
Merck & Co., Inc.	50	4,306
Pfizer Inc.	200	8,752
		71,715
Utilities 4.2%
American Electric Power Company, Inc.	100	8,645
Dominion Energy, Inc.	200	13,822
Duke Energy Corporation	70	6,511
Edison International	230	13,013
Sempra Energy	50	7,497

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Southern Company	200	13,600
		63,088
Energy 3.9%
BP P.L.C. - ADR	200	5,710
Chevron Corporation	125	17,959
Exxon Mobil Corporation	250	21,827
Shell PLC - Class A - ADR	100	4,976
TotalEnergies SE - ADR	150	6,978
Weatherford International Public Limited Company (c)	70	2,260
		59,710
Information Technology 3.6%
Broadcom Inc.	35	15,504
International Business Machines Corporation	125	14,837
Qualcomm Incorporated	24	2,712
Texas Instruments Incorporated	92	14,240
Workday, Inc. - Class A (c)	45	6,850
		54,143
Industrials 3.0%
Lockheed Martin Corporation	50	19,314
Raytheon Technologies Corporation	125	10,232
Union Pacific Corporation	15	2,922
United Parcel Service, Inc. - Class B	75	12,115
		44,583
Materials 1.6%
Air Products and Chemicals, Inc.	41	9,541
BASF SE - Class N	110	4,214
Rio Tinto PLC - ADR (a)	201	11,052
		24,807
Communication Services 1.3%
BCE Inc. (a)	150	6,289
Comcast Corporation - Class A	212	6,203
Verizon Communications Inc.	200	7,594
		20,086
Consumer Staples 0.8%
Philip Morris International Inc.	75	6,226
The Procter & Gamble Company	50	6,313
		12,539
Consumer Discretionary 0.5%
Target Corporation	25	3,710
The Home Depot, Inc.	12	3,311
		7,021
Total Common Stocks (cost $434,891)		443,999
EQUITY LINKED STRUCTURED NOTES 13.9%
Barclays Bank PLC
(Cisco Systems, Inc.), 7.50%, 03/10/23 (h)	175	7,189
(JPMorgan Chase & Co.), 8.00%, 09/08/23 (h)	97	10,155
BNP Paribas Issuance B.V.
(AbbVie Inc.), 8.00%, 02/23/23 (h)	65	8,706
(Morgan Stanley), 8.00%, 05/22/23 (h)	63	4,982
(Comcast Corporation), 8.50%, 08/10/23 (h)	339	10,447
Citigroup Global Markets Holdings Inc.
(Barrick Gold Corp.), 9.00%, 10/13/22 (h)	474	7,412
(Ford Motor Company), 12.50%, 01/12/23 (h)	435	5,105
(Alphabet Inc.), 9.00%, 06/22/23 (h)	2	4,707
Credit Suisse Group AG
(Air Products and Chemicals, Inc.), 8.50%, 05/15/23 (h)	20	4,561
(Morgan Stanley), 10.00%, 08/08/23 (h)	131	10,117
Goldman Sachs International
(Texas Instruments Incorporated), 8.50%, 12/14/22 (h)	78	12,373
(Cummins Inc.), 8.00%, 01/10/23 (h)	30	6,150
(Honeywell International Inc.), 8.50%, 04/04/23 (b) (h)	23	3,896
(Newmont Corporation), 10.00%, 07/05/23 (h)	75	3,356
JPMorgan Chase Bank, National Association
(The Goldman Sachs Group, Inc.), 8.50%, 03/09/23 (h)	15	4,494
(Bank of America Corporation), 9.50%, 05/12/23 (h)	125	3,878
Merrill Lynch International & Co. C.V.
(Amazon.com, Inc.), 8.50%, 01/11/23 (h)	6	13,370
(Union Pacific Corporation), 9.00%, 11/01/23 (h) (i)	25	4,859
(Chevron Corporation), 10.00%, 12/04/23 (h)	30	4,335
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 9.00%, 10/11/22 (b) (h)	20	2,466
(Microchip Technology Incorporated), 10.00%, 06/26/23 (b) (h)	50	3,150
National Bank of Canada
(NextEra Energy, Inc.), 8.50%, 12/05/23 (h)	65	4,883
Royal Bank of Canada
(CVS Health Corporation), 8.00%, 12/16/22 (b) (h)	153	14,212
(Analog Devices, Inc.), 10.00%, 05/19/23 (h)	72	10,268
(The Walt Disney Company), 10.00%, 05/26/23 (b) (h)	70	6,787
(Bank of America Corporation), 8.50%, 08/14/23 (h)	246	7,384
(MetLife, Inc.), 9.00%, 09/22/23 (b) (h)	249	15,204
Societe Generale
(Pfizer Inc.), 8.50%, 06/09/23 (h)	76	3,430
(Intel Corporation), 10.19%, 08/09/23 (h)	352	9,689
UBS AG
(Fidelity National Information Services, Inc.), 10.00%, 10/19/23 (h)	50	3,754
Total Equity Linked Structured Notes (cost $250,344)		211,319
GOVERNMENT AND AGENCY OBLIGATIONS 8.7%
U.S. Treasury Note 6.7%
Treasury, United States Department of
3.13%, 08/15/25	10,000	9,694
1.88%, 02/15/32	12,000	10,170
2.88%, 05/15/32	53,500	49,487
2.75%, 08/15/32	35,000	32,014
		101,365
U.S. Treasury Bond 2.0%
Treasury, United States Department of
3.38%, 08/15/42	33,000	29,896
Mortgage-Backed Securities 0.0%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	656	617
Total Government And Agency Obligations (cost $136,834)		131,878
PREFERRED STOCKS 1.4%
Utilities 1.3%
DTE Energy Company, 6.25%, 11/01/22 (e)	135	6,769
NextEra Energy, Inc., 5.28%, 03/01/23 (e)	250	12,445
		19,214
Financials 0.1%
K.K.R. Co., Inc., 6.00%, 09/15/23 (e)	32	1,769
Total Preferred Stocks (cost $19,281)		20,983
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	3,684	3,527
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,684)		3,527
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund, 2.88% (j) (k)	40,004	40,004
Investment Companies 2.2%
JNL Government Money Market Fund, 2.68% (j) (k)	33,567	33,567
Total Short Term Investments (cost $73,571)		73,571
Total Investments 102.1% (cost $1,679,144)		1,547,205
Other Assets and Liabilities, Net (2.1)%		(31,212)
Total Net Assets 100.0%		1,515,993

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

(a) All or a portion of the security was on loan as of September 30, 2022.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $457,132 and 30.2% of the Fund.

(c) Non-income producing security.

(d) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) Convertible security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	661,928	—	661,928
Common Stocks	439,785	4,214	—	443,999
Equity Linked Structured Notes	—	211,319	—	211,319
Government And Agency Obligations	—	131,878	—	131,878
Preferred Stocks	20,983	—	—	20,983
Non-U.S. Government Agency Asset-Backed Securities	—	3,527	—	3,527
Short Term Investments	73,571	—	—	73,571
	534,339	1,012,866	—	1,547,205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.4%
Information Technology 24.8%
Accenture Public Limited Company - Class A	61	15,693
Analog Devices, Inc.	113	15,771
Apple Inc.	238	32,915
Applied Materials, Inc.	655	53,636
Automatic Data Processing, Inc.	346	78,345
Broadcom Inc.	92	40,824
Cadence Design Systems, Inc. (a)	98	16,063
Cisco Systems, Inc.	1,214	48,547
Corning Incorporated	284	8,246
Fidelity National Information Services, Inc.	322	24,322
FleetCor Technologies, Inc. (a)	48	8,499
Fortinet, Inc. (a)	597	29,342
Gartner, Inc. (a)	136	37,570
Global Payments Inc.	248	26,831
HP, Inc.	2,519	62,773
Intel Corporation	967	24,915
International Business Machines Corporation	390	46,392
Intuit Inc.	73	28,201
Juniper Networks, Inc.	1,590	41,524
KLA Corporation	220	66,609
Lam Research Corporation	114	41,754
Micron Technology, Inc.	170	8,501
Microsoft Corporation	196	45,768
NetApp, Inc.	1,678	103,803
NVIDIA Corporation	143	17,373
Oracle Corporation	347	21,193
Qualcomm Incorporated	390	44,057
Seagate Technology Holdings Public Limited Company	1,100	58,534
Skyworks Solutions, Inc.	177	15,065
Texas Instruments Incorporated	474	73,293
The Western Union Company	2,647	35,734
		1,172,093
Health Care 15.8%
Amgen Inc.	142	31,974
Biogen Inc. (a)	53	14,103
Bio-Rad Laboratories, Inc. - Class A (a)	28	11,595
Cardinal Health, Inc.	1,404	93,626
Centene Corporation (a)	298	23,211
Charles River Laboratories International, Inc. (a)	57	11,262
Cigna Corporation	61	16,880
CVS Health Corporation	284	27,075
Edwards Lifesciences Corporation (a)	188	15,562
Elevance Health, Inc.	69	31,185
Eli Lilly and Company	236	76,264
Gilead Sciences, Inc.	640	39,456
HCA Healthcare, Inc.	93	17,167
Johnson & Johnson	261	42,651
Laboratory Corporation of America Holdings	79	16,189
McKesson Corporation	206	70,025
Merck & Co., Inc.	635	54,669
Pfizer Inc.	1,076	47,082
Quest Diagnostics Incorporated	155	19,056
Regeneron Pharmaceuticals, Inc. (a)	102	69,940
UnitedHealth Group Incorporated	33	16,646
		745,618
Consumer Discretionary 13.3%
Advance Auto Parts, Inc.	243	38,054
AutoZone, Inc. (a)	30	64,309
Best Buy Co., Inc.	337	21,356
Darden Restaurants, Inc.	231	29,131
Dollar Tree, Inc. (a)	127	17,336
Genuine Parts Company	112	16,753
Hasbro, Inc.	108	7,283
Leggett & Platt, Incorporated	259	8,610
Lennar Corporation - Class A	348	25,970
LKQ Corporation	563	26,551
Lowe`s Companies, Inc.	286	53,665
NVR, Inc. (a)	9	36,067
O'Reilly Automotive, Inc. (a)	148	104,381
Ralph Lauren Corporation - Class A	188	15,946
Tapestry, Inc.	818	23,244
Target Corporation	86	12,742
The Home Depot, Inc.	189	52,080
Tractor Supply Company	93	17,272
V.F. Corporation	567	16,965
Whirlpool Corporation	281	37,905
		625,620
Financials 9.9%
American Express Company	109	14,674
Ameriprise Financial, Inc.	71	17,980
Aon Global Limited - Class A	73	19,462
Arthur J. Gallagher & Co.	94	16,108
Cincinnati Financial Corporation	186	16,630
Comerica Incorporated	257	18,289
Discover Financial Services	551	50,057
Franklin Resources, Inc.	372	8,002
Huntington Bancshares Incorporated	2,131	28,093
Invesco Ltd.	598	8,198
M&T Bank Corporation	94	16,604
Moody's Corporation	95	23,096
Northern Trust Corporation	394	33,701
Principal Financial Group, Inc.	268	19,355
Prudential Financial, Inc.	301	25,834
SVB Financial Group (a)	31	10,301
The Charles Schwab Corporation	228	16,401
The Hartford Financial Services Group, Inc.	277	17,182
The Progressive Corporation	338	39,269
W. R. Berkley Corporation	264	17,072
Wells Fargo & Company	802	32,257
Zions Bancorporation, National Association	363	18,482
		467,047
Communication Services 9.1%
Alphabet Inc. - Class A (a)	536	51,230
Comcast Corporation - Class A	714	20,930
Electronic Arts Inc.	136	15,707
Netflix, Inc. (a)	33	7,679
Omnicom Group Inc.	2,071	130,672
The Interpublic Group of Companies, Inc.	4,400	112,647
Verizon Communications Inc.	2,349	89,198
		428,063
Industrials 7.1%
3M Company	214	23,668
Equifax Inc.	164	28,087
General Dynamics Corporation	41	8,716
Huntington Ingalls Industries, Inc.	60	13,240
J. B. Hunt Transport Services, Inc.	328	51,363
Lockheed Martin Corporation	190	73,547
Northrop Grumman Corporation	36	16,880
PACCAR Inc	119	9,951
Quanta Services, Inc.	306	38,983
Republic Services, Inc.	160	21,799
Snap-on Incorporated	104	20,914
Stanley Black & Decker, Inc.	111	8,336
Textron Inc.	309	17,978
		333,462
Consumer Staples 5.5%
Altria Group, Inc.	1,339	54,064
Archer-Daniels-Midland Company	199	15,985
Colgate-Palmolive Company	808	56,795
Costco Wholesale Corporation	38	17,772
General Mills, Inc.	222	17,034
Kimberly-Clark Corporation	162	18,213
Philip Morris International Inc.	108	8,966
The Estee Lauder Companies Inc. - Class A	63	13,705
The Kroger Co.	412	18,018
Tyson Foods, Inc. - Class A	255	16,839
Walgreens Boots Alliance, Inc.	795	24,967
		262,358
Energy 4.0%
Apa Corp.	317	10,846
Coterra Energy Inc.	554	14,474
EOG Resources, Inc.	831	92,806

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Marathon Petroleum Corporation	174	17,249
ONEOK, Inc.	503	25,778
Pioneer Natural Resources Company	79	17,115
Valero Energy Corporation	82	8,720
		186,988
Utilities 3.6%
Consolidated Edison, Inc.	175	14,987
Exelon Corporation	914	34,249
FirstEnergy Corp.	559	20,666
NRG Energy, Inc.	1,368	52,353
Pinnacle West Capital Corporation	283	18,239
PPL Corporation	1,178	29,868
		170,362
Materials 3.4%
FMC Corporation	159	16,812
LyondellBasell Industries N.V. - Class A	702	52,826
Nucor Corporation	851	91,044
		160,682
Real Estate 2.9%
CBRE Group, Inc. - Class A (a)	110	7,395
Extra Space Storage Inc.	102	17,692
Realty Income Corporation	252	14,663
Simon Property Group, Inc.	230	20,660
Vornado Realty Trust (b)	886	20,520
Weyerhaeuser Company	1,971	56,298
		137,228
Total Common Stocks (cost $5,428,701)		4,689,521
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (c) (d)	8,314	8,314
Total Short Term Investments (cost $8,314)		8,314
Total Investments 99.6% (cost $5,437,015)		4,697,835
Other Derivative Instruments(0.0)%		(616)
Other Assets and Liabilities, Net 0.4%		19,715
Total Net Assets 100.0%		4,716,934

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	175	December 2022	33,507	(616)	(1,993)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	4,689,521	—	—	4,689,521
Short Term Investments	8,314	—	—	8,314
	4,697,835	—	—	4,697,835
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,993)	—	—	(1,993)
	(1,993)	—	—	(1,993)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 90.6%
India 30.7%
Bajaj Finserv Limited	56	1,140
Bharti Airtel Limited	1,330	13,012
Cipla Limited	673	9,173
HDFC Asset Management Company Limited	358	8,269
Housing Development Finance Corporation Limited	1,128	31,408
ICICI Bank Limited	1,758	18,466
ITC Limited	10,224	41,567
JSW Steel Limited	701	5,400
NTPC Limited	1,615	3,156
Power Grid Corporation of India Limited	2,594	6,743
Reliance Industries Limited	981	28,427
State Bank of India	2,167	14,035
Sun Pharma Advanced Research Company Limited	991	11,507
Tata Steel Limited	6,252	7,574
		199,877
China 12.6%
Baoshan Iron & Steel Co., Ltd. - Class A	4,970	3,675
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	809	2,996
China Construction Bank Corporation - Class H	12,124	6,985
China Merchants Bank Co., Ltd. - Class H	1,390	6,420
China Resources Beer (Holdings) Company Limited	686	4,767
Geely Automobile Holdings Limited	3,728	5,088
JD.com, Inc. - Class A	141	3,537
Kweichow Moutai Co., Ltd. - Class A	60	15,851
NetEase, Inc.	470	7,082
PetroChina Company Limited - Class H	29,487	12,117
PICC Property and Casualty Company Limited - Class H	6,347	6,560
Pinduoduo Inc. - ADR (a)	108	6,783
		81,861
Brazil 11.5%
Centrais Eletricas Brasileiras SA	1,627	12,992
Petroleo Brasileiro S/A Petrobras. - ADR	2,477	30,569
Vale S.A. (a)	2,324	31,102
		74,663
Netherlands 7.0%
ASML Holding N.V.	32	13,473
Heineken N.V.	213	18,508
Shell PLC - Class A	551	13,779
		45,760
Taiwan 5.4%
Taiwan Semiconductor Manufacturing Company Limited - ADR	232	15,877
Taiwan Semiconductor Manufacturing Company Limited	1,433	19,040
		34,917
Mexico 5.2%
America Movil, S.A.B. De C.V.	12,792	10,562
Sitios Latinoamerica S.A.B. de C.V (a)	640	285
Wal - Mart de Mexico, S.A.B. de C.V.	6,501	22,833
		33,680
Indonesia 4.3%
PT Bank Mandiri (Persero) Tbk.	11,253	6,955
PT. Bank Central Asia Tbk	26,131	14,652
PT. TELKOM INDONESIA (PERSERO) TBK	22,817	6,675
		28,282
United States of America 3.7%
Exxon Mobil Corporation	156	13,584
Lam Research Corporation	28	10,271
		23,855
France 3.0%
TotalEnergies SE	415	19,480
Hong Kong 2.4%
AIA Group Limited	964	8,035
Galaxy Entertainment Group Limited (a)	1,309	7,713
		15,748
South Korea 1.6%
POSCO Holdings Inc.	33	4,837
SK Telecom Co., Ltd.	159	5,628
		10,465
South Africa 1.1%
Capitec Bank Holdings	21	1,823
Firstrand Ltd	1,610	5,371
		7,194
Italy 1.1%
Eni S.p.A.	646	6,862
Thailand 1.0%
KASIKORNBANK Public Company Limited	1,714	6,520
Russian Federation 0.0%
Polymetal International PLC (b) (c)	85	—
Public Joint Stock Company Gazprom (a) (b) (c)	2,924	—
Public Joint Stock Company Oil Company Rosneft (b) (c)	2,349	—
Public Joint Stock Society Oil Company Lukoil (b) (c)	202	—
Public Joint Stock Society Polyus (b) (c)	42	—
Publichnoe Aktsionernoe Obshchestvo Severstal (b) (c)	75	—
Total Common Stocks (cost $701,015)		589,164
PREFERRED STOCKS 8.5%
Brazil 8.5%
Banco Bradesco S.A. (d)	3,827	14,075
Itau Unibanco Holding S.A. (d)	3,749	19,460
Petroleo Brasileiro S/A Petrobras. (a) (d)	3,940	21,883
Total Preferred Stocks (cost $53,152)		55,418
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund, 2.68% (e) (f)	7,801	7,801
Total Short Term Investments (cost $7,801)		7,801
Total Investments 100.3% (cost $761,968)		652,383
Other Derivative Instruments0.0%		3
Other Assets and Liabilities, Net (0.3)%		(2,036)
Total Net Assets 100.0%		650,350

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Polymetal International PLC	09/25/17	1,294	—	—
Public Joint Stock Company Gazprom	09/25/17	13,221	—	—
Public Joint Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint Stock Society Oil Company Lukoil	09/25/17	17,029	—	—
Public Joint Stock Society Polyus	09/25/17	6,921	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/GQG Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Publichnoe Aktsionernoe Obshchestvo Severstal	09/25/17	1,642	—	—
		58,549	—	—

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/05/22	HKD	2,366	302	—
USD/ZAR	BBH	10/04/22	ZAR	(15,398)	(851)	3
USD/ZAR	BBH	10/05/22	ZAR	(7,143)	(395)	—
					(944)	3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	154,858	434,306	—	589,164
Preferred Stocks	55,418	—	—	55,418
Short Term Investments	7,801	—	—	7,801
	218,077	434,306	—	652,383
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	3	—	3
	—	3	—	3

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 96.5%
United States of America 45.5%
Alphabet Inc. - Class A (a)	411	39,304
Amazon.com, Inc. (a)	207	23,436
American International Group, Inc.	361	17,154
Bank of America Corporation	456	13,759
Berkshire Hathaway Inc. - Class B (a)	74	19,759
BlackRock, Inc.	30	16,673
Booking Holdings Inc. (a)	8	12,411
Charter Communications, Inc. - Class A (a)	54	16,269
Citigroup Inc.	212	8,815
Fiserv, Inc. (a)	318	29,765
General Motors Company	425	13,634
HCA Healthcare, Inc.	104	19,161
Hilton Worldwide Holdings Inc.	89	10,699
Keurig Dr Pepper Inc.	280	10,019
Parker-Hannifin Corporation	30	7,342
Salesforce, Inc. (a)	137	19,764
Visa Inc. - Class A	42	7,390
Warner Bros. Discovery, Inc. - Series A (a)	512	5,883
		291,237
Germany 17.3%
Allianz SE	125	19,547
Bayer Aktiengesellschaft - Class N	373	17,179
Daimler Truck Holding AG (a)	612	13,740
Fresenius Medical Care AG & Co. KGaA	93	2,629
Fresenius SE & Co. KGaA	618	13,152
Henkel AG & Co. KGaA	112	6,310
Mercedes-Benz Group AG - Class N	464	23,441
SAP SE	179	14,623
		110,621
Switzerland 10.8%
Compagnie Financiere Richemont SA	17	1,635
Credit Suisse Group AG - Class N	3,839	15,138
Glencore PLC	2,677	14,094
Julius Bar Gruppe AG - Class N	386	16,811
Lafarge	323	13,256
Novartis AG - Class N	105	7,981
		68,915
France 9.4%
BNP Paribas	588	24,716
Danone	162	7,601
Kering	24	10,693
Worldline (a) (b)	443	17,439
		60,449
Netherlands 5.6%
CNH Industrial N.V.	1,461	16,388
Prosus N.V. - Class N	378	19,698
		36,086
United Kingdom 3.6%
Compass Group PLC	184	3,665
Liberty Global PLC - Class A (a)	545	8,498
WPP 2012 Limited	1,331	11,045
		23,208
China 2.4%
Alibaba Group Holding Limited (a) (b)	1,496	15,005
South Korea 1.3%
NAVER Corporation	63	8,354
Mexico 0.6%
Grupo Televisa S.A.B. - ADR	704	3,788
Total Common Stocks (cost $734,306)		617,663
PREFERRED STOCKS 1.8%
South Korea 1.6%
Samsung Electronics Co Ltd, 1.00% (c)	307	10,074
Germany 0.2%
Henkel AG & Co. KGaA (d)	27	1,603
Total Preferred Stocks (cost $19,166)		11,677
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund, 2.68% (e) (f)	9,701	9,701
Total Short Term Investments (cost $9,701)		9,701
Total Investments 99.8% (cost $763,173)		639,041
Other Assets and Liabilities, Net 0.2%		1,181
Total Net Assets 100.0%		640,222

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	03/08/21	27,540	15,005	2.4
Worldline	11/01/21	24,600	17,439	2.7
		52,140	32,444	5.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	291,237	—	—	291,237
Germany	—	110,621	—	110,621
Switzerland	—	68,915	—	68,915
France	—	60,449	—	60,449
Netherlands	—	36,086	—	36,086
United Kingdom	8,498	14,710	—	23,208
China	—	15,005	—	15,005
South Korea	—	8,354	—	8,354
Mexico	3,788	—	—	3,788
Preferred Stocks	11,677	—	—	11,677
Short Term Investments	9,701	—	—	9,701
	324,901	314,140	—	639,041

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.2%
Real Estate 99.2%
Agree Realty Corporation	86	5,803
American Tower Corporation	152	32,676
AvalonBay Communities, Inc.	68	12,567
Boston Properties, Inc.	53	4,007
CENTERSPACE	48	3,252
Crown Castle Inc.	30	4,317
DiamondRock Alpharetta Tenant, LLC (a)	445	3,342
Digital Realty Trust, Inc.	119	11,805
Duke Realty Corporation	261	12,569
EPR Properties	112	4,006
Equinix, Inc.	6	3,678
Gaming and Leisure Properties, Inc.	195	8,633
Host Hotels & Resorts, Inc.	108	1,717
Invitation Homes Inc.	290	9,786
Kite Realty Naperville, LLC	402	6,921
Life Storage Inc.	65	7,165
Medical Properties Trust, Inc.	398	4,724
Netstreit Corp. (b)	339	6,030
Pebblebrook Hotel Trust	135	1,953
Physicians Realty Trust	458	6,885
Piedmont Office Realty Trust, Inc. - Class A	296	3,121
Postal Realty Trust, Inc. - Class A (b)	235	3,450
ProLogis Inc.	88	8,955
Public Storage	40	11,594
Rexford Industrial Realty, Inc.	116	6,049
SBA Communications Corporation	15	4,254
Simon Property Group, Inc.	95	8,533
Sun Communities, Inc.	69	9,287
UDR, Inc.	211	8,792
Urban Edge Properties	263	3,511
Welltower OP LLC	222	14,306
Weyerhaeuser Company	88	2,526
Total Common Stocks (cost $288,021)		236,214
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	5,267	5,267
Investment Companies 0.7%
JNL Government Money Market Fund, 2.68% (c) (d)	1,733	1,733
Total Short Term Investments (cost $7,000)		7,000
Total Investments 102.1% (cost $295,021)		243,214
Other Assets and Liabilities, Net (2.1)%		(5,005)
Total Net Assets 100.0%		238,209

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	236,214	—	—	236,214
Short Term Investments	7,000	—	—	7,000
	243,214	—	—	243,214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 97.0%
Health Care 21.1%
AbbVie Inc.	48	6,417
Becton, Dickinson and Company	68	15,138
Bristol-Myers Squibb Company	166	11,818
CVS Health Corporation	246	23,420
Elevance Health, Inc.	33	14,946
Eli Lilly and Company	31	10,139
Johnson & Johnson	220	36,009
Medtronic, Inc.	193	15,583
Merck & Co., Inc.	277	23,843
Stryker Corporation	44	8,919
Thermo Fisher Scientific Inc.	28	14,349
UnitedHealth Group Incorporated	42	21,250
		201,831
Financials 18.9%
American Express Company	87	11,719
Bank of America Corporation	701	21,168
Comerica Incorporated	126	8,958
Cullen/Frost Bankers, Inc.	42	5,615
Fifth Third Bancorp	204	6,513
M&T Bank Corporation	83	14,620
Morgan Stanley	116	9,174
S&P Global Inc.	40	12,267
State Street Corporation	179	10,899
The Charles Schwab Corporation	272	19,546
The Hartford Financial Services Group, Inc.	255	15,803
The Travelers Companies, Inc.	105	16,086
Wells Fargo & Company	508	20,423
Zions Bancorporation, National Association	156	7,935
		180,726
Energy 10.1%
Chevron Corporation	243	34,884
ConocoPhillips	253	25,881
Exxon Mobil Corporation	269	23,468
Pioneer Natural Resources Company	57	12,276
		96,509
Industrials 9.2%
ABB Ltd - Class N	259	6,608
Booz Allen Hamilton Holding Corporation - Class A	98	9,088
Caterpillar Inc.	30	4,978
Deere & Company	19	6,497
Parker-Hannifin Corporation	50	12,009
Pentair Public Limited Company	53	2,138
Raytheon Technologies Corporation	300	24,554
Trane Technologies Public Limited Company	73	10,578
United Parcel Service, Inc. - Class B	75	12,030
		88,480
Information Technology 8.7%
Analog Devices, Inc.	56	7,785
Broadcom Inc.	19	8,389
Cognizant Technology Solutions Corporation - Class A	169	9,677
Intuit Inc.	12	4,744
Lam Research Corporation	14	5,272
Microsoft Corporation	85	19,732
TE Connectivity Ltd. (a)	101	11,184
Visa Inc. - Class A	92	16,346
		83,129
Consumer Staples 8.3%
Heineken N.V.	55	4,772
Kraft Foods Group, Inc.	570	19,022
L'Oreal	25	8,115
Nestle S.A. - Class N	106	11,396
The Coca-Cola Company	268	15,018
Walmart Inc.	166	21,515
		79,838
Consumer Discretionary 6.3%
Columbia Sportswear Company	59	3,954
Lowe`s Companies, Inc.	61	11,385
McDonald's Corporation	62	14,355
Starbucks Corporation	116	9,756
Target Corporation	104	15,436
The TJX Companies, Inc.	95	5,878
		60,764
Utilities 6.0%
American Electric Power Company, Inc.	138	11,909
Dominion Energy, Inc.	193	13,365
Entergy Corporation	140	14,055
Exelon Corporation	120	4,503
Public Service Enterprise Group Incorporated	240	13,515
		57,347
Communication Services 5.0%
AT&T Inc.	310	4,761
Comcast Corporation - Class A	502	14,718
Deutsche Telekom AG - Class N	537	9,143
The Walt Disney Company (b)	82	7,767
Verizon Communications Inc.	317	12,038
		48,427
Real Estate 2.0%
Crown Castle Inc.	86	12,471
Weyerhaeuser Company	244	6,969
		19,440
Materials 1.4%
Avery Dennison Corporation	28	4,580
DuPont de Nemours, Inc.	167	8,421
		13,001
Total Common Stocks (cost $937,676)		929,492
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund, 2.68% (c) (d)	27,389	27,389
Total Short Term Investments (cost $27,389)		27,389
Total Investments 99.8% (cost $965,065)		956,881
Other Assets and Liabilities, Net 0.2%		1,773
Total Net Assets 100.0%		958,654

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	14,219	11,184	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	889,458	40,034	—	929,492
Short Term Investments	27,389	—	—	27,389
	916,847	40,034	—	956,881

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.7%
United States of America 55.7%
Adobe Inc. (a)	134	36,776
Agilent Technologies, Inc.	190	23,163
Alphabet Inc. - Class A (a)	1,648	157,650
Amazon.com, Inc. (a)	128	14,441
Analog Devices, Inc.	457	63,689
Avantor, Inc. (a)	726	14,225
Boston Scientific Corporation (a)	97	3,746
Charles River Laboratories International, Inc. (a)	33	6,460
Charter Communications, Inc. - Class A (a)	9	2,633
Danaher Corporation	31	7,945
Datadog, Inc. - Class A (a)	37	3,324
Dun & Bradstreet Holdings, Inc.	175	2,164
Ecolab Inc.	25	3,602
Equifax Inc.	155	26,522
Fidelity National Information Services, Inc.	82	6,182
IDEXX Laboratories, Inc. (a)	11	3,621
Illumina, Inc. (a)	52	9,900
Intuit Inc.	192	74,285
Intuitive Surgical, Inc. (a)	46	8,581
IQVIA Holdings Inc (a)	67	12,079
Lam Research Corporation	4	1,307
Marriott International, Inc. - Class A	50	7,048
Marvell Technology, Inc.	421	18,062
Meta Platforms, Inc. - Class A (a)	357	48,448
Microsoft Corporation	85	19,841
NVIDIA Corporation	44	5,393
Omnicell, Inc. (a)	59	5,166
Phathom Pharmaceuticals, Inc. (a) (b)	196	2,168
Qualtrics International Inc. - Class A (a)	339	3,456
S&P Global Inc.	227	69,386
Splunk Inc. (a)	91	6,867
The Walt Disney Company (a)	29	2,780
United Parcel Service, Inc. - Class B	231	37,289
Veracyte, Inc. (a)	5	82
Visa Inc. - Class A	142	25,178
		733,459
France 9.2%
Dassault Systemes	155	5,350
EssilorLuxottica	32	4,309
Kering	84	37,099
LVMH Moet Hennessy Louis Vuitton	128	74,922
		121,680
Japan 8.5%
FANUC Corporation (b)	23	3,194
Keyence Corporation	114	37,739
Murata Manufacturing Co., Ltd.	754	34,588
Nidec Corporation (b)	221	12,394
OMRON Corporation	130	5,941
TDK Corporation	590	17,945
		111,801
India 6.1%
DLF Limited	11,377	49,410
ICICI Bank Limited - ADR	1,474	30,903
		80,313
China 5.5%
JD.com, Inc. - Class A - ADR (a)	1,172	58,944
Meituan - Class B (a) (c)	432	9,142
Tencent Holdings Limited	106	3,597
		71,683
Netherlands 4.6%
Airbus SE	561	48,020
ASML Holding N.V.	28	11,886
		59,906
Sweden 3.6%
Assa Abloy AB - Class B	1,115	20,978
Atlas Copco Aktiebolag - Class A	2,786	25,983
		46,961
Denmark 3.0%
Novo Nordisk A/S - Class B	400	39,798
Germany 1.3%
SAP SE	216	17,636
Switzerland 0.8%
Lonza Group AG	21	10,425
Italy 0.5%
Brunello Cucinelli S.p.A.	135	6,529
United Kingdom 0.4%
Farfetch Ltd - Class A (a) (b)	640	4,765
Spain 0.3%
Amadeus IT Group, S.A. (a) (c)	88	4,084
Brazil 0.2%
StoneCo Ltd. - Class A (a)	328	3,128
Total Common Stocks (cost $1,025,928)		1,312,168
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	28,728	28,728
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (d) (e)	4,275	4,275
Total Short Term Investments (cost $33,003)		33,003
Total Investments 102.2% (cost $1,058,931)		1,345,171
Other Assets and Liabilities, Net (2.2)%		(28,724)
Total Net Assets 100.0%		1,316,447

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Group, S.A.	09/19/22	4,283	4,084	0.3
Meituan - Class B	04/14/21	12,624	9,142	0.7
		16,907	13,226	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	733,459	—	—	733,459
France	—	121,680	—	121,680
Japan	—	111,801	—	111,801
India	30,903	49,410	—	80,313
China	58,944	12,739	—	71,683
Netherlands	—	59,906	—	59,906
Sweden	—	46,961	—	46,961
Denmark	—	39,798	—	39,798
Germany	—	17,636	—	17,636
Switzerland	—	10,425	—	10,425
Italy	—	6,529	—	6,529
United Kingdom	4,765	—	—	4,765
Spain	—	4,084	—	4,084
Brazil	3,128	—	—	3,128
Short Term Investments	33,003	—	—	33,003
	864,202	480,969	—	1,345,171

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 95.7%
Health Care 24.9%
Abcam PLC (a)	951	14,252
Acadia Healthcare Company, Inc. (a)	217	16,957
Apellis Pharmaceuticals, Inc. (a)	131	8,937
Arvinas Operations, Inc. (a)	159	7,060
AtriCure, Inc. (a)	366	14,306
Chemed Corporation	33	14,575
ChemoCentryx, Inc. (a)	231	11,936
CONMED Corporation	63	5,051
Cryoport, Inc. (a)	67	1,622
Cytokinetics, Incorporated (a)	159	7,715
Doximity, Inc. - Class A (a) (b)	332	10,026
Evolent Health, Inc. - Class A (a)	334	11,985
Globus Medical, Inc. - Class A (a)	203	12,065
Guardant Health, Inc. (a)	143	7,686
Halozyme Therapeutics, Inc. (a)	708	27,976
Harmony Biosciences Holdings Inc. (a)	159	7,045
Inari Medical, Inc. (a)	265	19,282
Insulet Corporation (a)	76	17,552
Intellia Therapeutics, Inc. (a)	107	6,005
Intra-Cellular Therapies, Inc. (a)	181	8,416
Irhythm Technologies, Inc. (a)	133	16,638
Karuna Therapeutics, Inc. (a)	35	7,834
Lantheus Holdings, Inc. (a)	167	11,729
Maravai LifeSciences Holdings, Inc. - Class A (a)	349	8,904
Mesa Laboratories, Inc.	61	8,549
Mirati Therapeutics, Inc. (a)	119	8,289
Natera, Inc. (a)	363	15,899
Omnicell, Inc. (a)	120	10,434
Pacira Pharmaceuticals, Inc. (a)	202	10,757
Prestige Consumer Healthcare Inc. (a)	211	10,499
R1 RCM Inc. (a)	633	11,736
Repligen Corporation (a)	116	21,787
Tandem Diabetes Care, Inc. (a)	199	9,514
		383,018
Information Technology 20.4%
Allegro Microsystems Inc. (a)	726	15,867
Altair Engineering Inc. - Class A (a)	316	13,963
Avalara, Inc. (a)	130	11,949
Black Knight, Inc. (a)	69	4,436
Calix, Inc. (a)	288	17,599
CCC Intelligent Solutions Holdings Inc. (a)	926	8,423
Endava PLC - Class A - ADR (a)	127	10,206
ExlService Holdings, Inc. (a)	99	14,561
Five9, Inc. (a)	140	10,527
Flex Ltd. (a)	764	12,723
Flywire Corporation (a)	503	11,559
Gitlab Inc. - Class A (a) (b)	33	1,693
Guidewire Software, Inc. (a)	166	10,236
HashiCorp, Inc. - Class A (a)	89	2,874
Impinj, Inc. (a)	229	18,336
Knowbe4, Inc. - Class A (a)	835	17,378
Lattice Semiconductor Corporation (a)	241	11,858
Littelfuse, Inc.	77	15,297
Manhattan Associates, Inc. (a)	126	16,805
Perficient, Inc. (a)	132	8,572
Power Integrations, Inc.	164	10,537
Procore Technologies, Inc. (a)	256	12,675
Qualys, Inc. (a)	104	14,496
Sprout Social, Inc. - Class A (a)	236	14,311
The Descartes Systems Group Inc. (a)	228	14,505
Workiva Inc. - Class A (a)	159	12,342
		313,728
Industrials 16.9%
AECOM	360	24,629
ASGN Incorporated (a)	143	12,926
BWXT Government Group, Inc.	235	11,858
Caci International Inc. - Class A (a)	45	11,723
Chart Industries, Inc. (a)	98	18,084
Clarivate PLC (a)	551	5,175
Clean Harbors, Inc. (a)	234	25,761
Construction Partners, Inc. - Class A (a)	618	16,216
Evoqua Water Technologies Corp. (a)	718	23,752
GXO Logistics Inc. (a)	261	9,166
KBR, Inc.	308	13,300
Mercury Systems, Inc. (a)	239	9,689
Nordson Corporation	81	17,267
Saia, Inc. (a)	65	12,346
Valmont Industries, Inc.	100	26,800
WESCO International, Inc. (a)	182	21,771
		260,463
Consumer Discretionary 11.8%
Fox Factory Holding Corp. (a)	170	13,408
Gentherm Incorporated (a)	192	9,548
Harley-Davidson, Inc.	438	15,273
Kontoor Brands, Inc.	379	12,740
Marriott Vacations Worldwide Corporation	145	17,666
National Vision Holdings, Inc. (a)	450	14,699
Overstock.com, Inc. (a)	364	8,861
Planet Fitness, Inc. - Class A (a)	258	14,898
Pool Corporation	50	15,758
Stride, Inc. (a)	294	12,376
Texas Roadhouse, Inc. - Class A	228	19,874
Wingstop Inc.	131	16,490
Wyndham Hotels & Resorts, Inc.	164	10,088
		181,679
Financials 7.3%
BRP Group, Inc. - Class A (a)	594	15,664
LPL Financial Holdings Inc.	137	29,935
Morningstar, Inc.	88	18,761
Selective Insurance Group, Inc.	130	10,578
Silvergate Capital Corporation - Class A (a)	137	10,304
The Hanover Insurance Group, Inc.	107	13,773
TMX Group Limited	149	13,689
		112,704
Energy 4.1%
ChampionX Corporation	517	10,113
Chord Energy Corporation	103	14,080
Enviva, Inc.	27	1,651
Matador Resources Company	344	16,810
Range Resources Corporation	390	9,842
SM Energy Company	272	10,222
		62,718
Consumer Staples 4.0%
Freshpet, Inc. (a)	197	9,890
Grocery Outlet Holding Corp. (a)	326	10,849
Performance Food Group Company (a)	389	16,720
Post Holdings, Inc. (a)	155	12,668
The Simply Good Foods Company (a)	340	10,873
		61,000
Communication Services 2.3%
Iridium Communications Inc. (a)	546	24,218
Shutterstock, Inc.	210	10,550
		34,768
Materials 1.8%
Cleveland-Cliffs Inc. (a)	656	8,838
Element Solutions Inc.	994	16,166
MP Materials Corp. - Class A (a)	113	3,086
		28,090
Real Estate 1.7%
EastGroup Properties, Inc.	109	15,785
Terreno Realty Corporation	186	9,853
		25,638
Utilities 0.5%
American States Water Company	76	5,922
New Jersey Resources Corporation	27	1,037
		6,959
Total Common Stocks (cost $1,533,112)		1,470,765
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
JNL Government Money Market Fund, 2.68% (c) (d)	73,810	73,810

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	14	14
Total Short Term Investments (cost $73,824)		73,824
Total Investments 100.5% (cost $1,606,936)		1,544,589
Other Derivative Instruments(0.0)%		(1)
Other Assets and Liabilities, Net (0.5)%		(8,103)
Total Net Assets 100.0%		1,536,485

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Invesco Small Cap Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	BOA	10/04/22	CAD	117	85	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,456,513	14,252	—	1,470,765
Short Term Investments	73,824	—	—	73,824
	1,530,337	14,252	—	1,544,589
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 58.4%
United States of America 36.2%
AbbVie Inc.	61	8,181
Advanced Micro Devices, Inc. (a)	16	995
AGCO Corporation	1	78
Albertsons Companies, Inc. - Class A	11	263
Alcoa Corporation	8	276
Alleghany Corporation (a)	1	465
Alnylam Pharmaceuticals, Inc. (a)	5	900
Alphabet Inc. - Class C (a)	53	5,108
Amazon.com, Inc. (a)	149	16,822
Ameren Corporation	8	616
American Electric Power Company, Inc.	4	305
American Express Company	22	2,975
American Homes 4 Rent - Class A	13	425
American International Group, Inc.	3	159
AmerisourceBergen Corporation	5	693
AMETEK, Inc.	9	1,057
Analog Devices, Inc.	29	4,058
Apple Hospitality REIT, Inc.	14	200
Apple Inc.	70	9,596
Aramark	20	633
Arista Networks, Inc. (a)	6	690
Arthur J. Gallagher & Co.	15	2,651
AutoZone, Inc. (a)	—	756
Axalta Coating Systems Ltd. (a)	8	170
Baker Hughes Company - Class A	106	2,210
Bank of America Corporation	264	7,963
Bath & Body Works, Inc.	8	272
Baxter International Inc.	6	297
Bellring Intermediate Holdings, Inc. (a)	8	170
Berkshire Hathaway Inc. - Class B (a)	9	2,458
Best Buy Co., Inc.	5	315
BioMarin Pharmaceutical Inc. (a)	3	220
BJ's Wholesale Club Holdings, Inc. (a)	8	606
BlackRock, Inc.	6	3,025
Blackstone Inc. - Class A	16	1,317
Booking Holdings Inc. (a)	3	3,660
Boston Scientific Corporation (a)	137	5,314
Bristol-Myers Squibb Company	127	9,004
Brixmor Property Group Inc.	20	372
Bumble Inc. - Class A (a)	28	594
Bunge Limited	4	306
Burlington Stores, Inc. (a)	6	631
Capital One Financial Corporation	10	931
Cardinal Health, Inc.	9	593
Carlisle Companies Incorporated	2	418
CarMax, Inc. (a)	7	444
Carnival PLC (a)	—	2
Carrier Global Corporation	11	400
Catalent, Inc. (a)	9	661
CBRE Group, Inc. - Class A (a)	6	386
Centene Corporation (a)	23	1,803
CenterPoint Energy, Inc.	12	341
Charter Communications, Inc. - Class A (a)	7	2,189
Cheniere Energy, Inc.	6	1,060
Chevron Corporation	41	5,914
Chubb Limited	5	916
Cigna Corporation	3	894
Cisco Systems, Inc.	14	544
Citigroup Inc.	8	350
Citizens Financial Group, Inc.	18	617
CME Group Inc. - Class A	15	2,673
CNA Financial Corporation	5	176
Columbia Sportswear Company	5	345
Comcast Corporation - Class A	41	1,205
CommScope Holding Company, Inc. (a)	15	142
Confluent, Inc. - Class A (a)	25	604
ConocoPhillips	36	3,760
Constellation Brands, Inc. - Class A	7	1,653
Copart, Inc. (a)	11	1,132
Coterra Energy Inc.	22	568
CrowdStrike Holdings, Inc. - Class A (a)	4	614
CSX Corporation	8	200
CVS Health Corporation	9	821
Deere & Company	14	4,672
Delta Air Lines, Inc. (a)	15	429
DexCom, Inc. (a)	9	685
Diamondback Energy, Inc.	9	1,112
Dick's Sporting Goods, Inc. (b)	4	394
Dish Network Corporation - Class A (a)	1	18
Dollar General Corporation	1	296
Dover Corporation	5	530
Eastman Chemical Company	19	1,324
Eaton Corporation Public Limited Company	27	3,610
Edison International	5	304
El Paso Electric Company (a) (c)	1	16
Elanco Animal Health Incorporated (a)	7	88
Eli Lilly and Company	3	1,007
Energizer Holdings, Inc.	12	305
Entegris, Inc.	8	692
Entergy Corporation	3	331
EOG Resources, Inc.	18	2,009
EPAM Systems, Inc. (a)	1	426
Equifax Inc.	3	527
Equity Lifestyle Properties, Inc.	8	529
Exact Sciences Corporation (a)	8	263
Exelixis, Inc. (a)	27	420
Exelon Corporation	15	553
Exxon Mobil Corporation	9	816
Federal Realty Investment Trust	3	291
FedEx Corporation	5	789
Fidelity National Information Services, Inc.	5	358
Fifth Third Bancorp	16	510
First Republic Bank	6	826
FleetCor Technologies, Inc. (a)	2	280
FMC Corporation	4	424
Fortune Brands Home & Security, Inc.	5	294
Freeport-McMoRan Inc.	39	1,061
General Dynamics Corporation	2	443
Global Payments Inc.	7	754
HCA Healthcare, Inc.	2	456
Hess Corporation	9	1,014
Hilton Worldwide Holdings Inc.	9	1,045
Honeywell International Inc.	5	883
Horizon Therapeutics Public Limited Company (a)	14	865
Hubbell Incorporated	3	570
HubSpot, Inc. (a)	2	418
Humana Inc.	2	889
IAC Inc. (a)	5	282
Ingersoll Rand Inc.	53	2,263
Insulet Corporation (a)	3	641
Intel Corporation	13	345
Intercontinental Exchange, Inc.	3	230
International Business Machines Corporation	3	403
Intuit Inc.	12	4,674
Intuitive Surgical, Inc. (a)	12	2,272
Invesco Ltd.	11	152
ITT Inc.	4	252
Jazz Pharmaceuticals Public Limited Company (a)	6	812
JBG Smith Properties	11	213
Johnson & Johnson	5	829
KB Home	4	103
Keurig Dr Pepper Inc.	15	530
Keysight Technologies, Inc. (a)	5	790
Kimco Realty Corporation	27	496
Kinder Morgan, Inc.	31	524
Kite Realty Naperville, LLC	8	138
Kohl's Corporation	2	39
Kontoor Brands, Inc.	6	195
Kraft Foods Group, Inc.	15	499
Laboratory Corporation of America Holdings	2	391
Lam Research Corporation	2	623
Lamar Advertising Company - Class A	3	263
Lamb Weston Holdings, Inc.	7	539
Legacy Vulcan Corp.	1	163
Leidos Holdings, Inc.	6	503
Liberty Broadband Corporation - Series C (a)	4	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Liberty Media Corporation - Series C (a)	11	405
Loews Corporation	19	938
Lowe`s Companies, Inc.	3	518
M&T Bank Corporation	7	1,196
Marathon Petroleum Corporation	3	263
Marriott International, Inc. - Class A	31	4,342
Marsh & Mclennan Companies, Inc.	1	147
Martin Marietta Materials, Inc.	2	653
Marvell Technology, Inc.	14	609
MasterCard Incorporated - Class A	24	7,033
McDonald's Corporation	21	4,831
McKesson Corporation	3	1,119
Media Group Holdings LLC (a) (c) (d) (e)	3,345	—
Merck & Co., Inc.	5	400
Meta Platforms, Inc. - Class A (a)	43	5,791
Mettler-Toledo International Inc. (a)	1	640
Microsoft Corporation	87	20,335
Mid-America Apartment Communities, Inc.	3	414
Mohawk Industries, Inc. (a)	3	317
MongoDB, Inc. - Class A (a)	2	397
Morgan Stanley	12	986
Murphy USA Inc.	1	339
Natera, Inc. (a)	9	391
National Vision Holdings, Inc. (a)	9	283
Newell Brands Inc.	27	369
Nexstar Media Group, Inc. - Class A	1	189
NextEra Energy, Inc.	65	5,129
Nike, Inc. - Class B	38	3,128
Norfolk Southern Corporation	13	2,745
Northern Trust Corporation	4	382
Northrop Grumman Corporation	1	383
NVIDIA Corporation	10	1,201
Old Dominion Freight Line, Inc.	2	437
Organon & Co.	5	108
Packaging Corporation of America	4	459
Palo Alto Networks, Inc. (a)	9	1,445
Parker-Hannifin Corporation	1	332
PG&E Corporation (a)	26	322
Philip Morris International Inc.	5	399
Phillips 66	6	479
Post Holdings, Inc. (a)	7	540
ProLogis Inc.	27	2,744
Public Storage	1	263
Qiagen N.V. (a)	1	22
Qualcomm Incorporated	11	1,250
Quanta Services, Inc.	15	1,913
Ralph Lauren Corporation - Class A	4	301
Rayonier Inc.	12	366
Raytheon Technologies Corporation	23	1,893
Regeneron Pharmaceuticals, Inc. (a)	12	7,727
Rockwell Automation, Inc.	1	280
Ross Stores, Inc.	43	3,677
Royal Caribbean Cruises Ltd.	22	839
Royalty Pharma PLC - Class A	22	900
S&P Global Inc.	9	2,834
ServiceNow, Inc. (a)	2	929
SolarEdge Technologies Ltd. (a)	3	727
Sun Communities, Inc.	10	1,294
SVB Financial Group (a)	1	486
Synopsys, Inc. (a)	4	1,073
Sysco Corporation	4	293
T. Rowe Price Group, Inc.	3	352
Take-Two Interactive Software, Inc. (a)	4	478
Tapestry, Inc.	19	529
Target Corporation	14	2,032
TD SYNNEX Corporation	4	350
Tesla Inc. (a)	26	6,849
Texas Instruments Incorporated	4	610
Texas Roadhouse, Inc. - Class A	4	322
The Charles Schwab Corporation	29	2,047
The Chemours Company	9	229
The Coca-Cola Company	14	773
The Cooper Companies, Inc.	3	782
The Estee Lauder Companies Inc. - Class A	3	752
The Gap, Inc.	14	113
The Hartford Financial Services Group, Inc.	15	901
The Home Depot, Inc.	1	215
The Middleby Corporation (a)	2	277
The PNC Financial Services Group, Inc.	5	702
The Procter & Gamble Company	8	973
The Progressive Corporation	67	7,880
The Sherwin-Williams Company	1	133
The Timken Company	3	205
The Toro Company	7	565
The Trade Desk, Inc. - Class A (a)	9	545
The Travelers Companies, Inc.	10	1,528
The Williams Companies, Inc.	17	483
Thermo Fisher Scientific Inc.	2	992
T-Mobile US, Inc. (a)	27	3,506
Tractor Supply Company	4	753
Trane Technologies Public Limited Company	34	5,046
Truist Financial Corporation	64	2,798
U.S. Bancorp	32	1,293
Uber Technologies, Inc. (a)	104	2,767
UnitedHealth Group Incorporated	18	9,011
US Foods Holding Corp. (a)	21	568
Ventas, Inc.	13	507
Verizon Communications Inc.	19	738
Vertex Pharmaceuticals Incorporated (a)	3	849
Walmart Inc.	7	862
Wells Fargo & Company	136	5,502
Welltower OP LLC	2	151
WestRock Company	8	259
Weyerhaeuser Company	22	633
Wolfspeed, Inc. (a)	7	709
Xcel Energy Inc.	10	667
Zebra Technologies Corporation - Class A (a)	2	449
Zimmer Biomet Holdings, Inc.	30	3,137
Zoom Video Communications, Inc. - Class A (a)	11	785
Zscaler, Inc. (a)	3	491
		355,470
China 3.0%
Acrobiosystems Co., Ltd - Class A	2	32
Advanced Micro-Fabrication Equipment Inc. - Class A (a)	10	152
Aier Eye Hospital Group Co., Ltd - Class A	41	167
Alibaba Group Holding Limited (a) (e)	150	1,506
Amoy Diagnostics Co., Ltd. - Class A	3	10
Angel Yeast Co., Ltd. - Class A	60	351
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	1	20
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (e)	7	88
Bank of Ningbo Co., Ltd. - Class A	43	191
Baoshan Iron & Steel Co., Ltd. - Class A	430	318
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	3	97
Beijing Kingsoft Office Software Co., Ltd - Class A	6	176
Bicycle Club Joint Venture, L.P. - Class A	39	95
BOE Technology Group Co., Ltd. - Class A	202	93
Chacha Food Company, Limited - Class A	3	18
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	7	156
China Construction Bank Corporation - Class H	2,042	1,176
China Longyuan Power Group Corporation Limited - Class H	247	308
China Merchants Bank Co., Ltd. - Class A	73	343
China Merchants Bank Co., Ltd. - Class H	174	801
China Resources Land Limited	86	337
China State Construction Engineering Corporation Limited - Class A	136	99
China Vanke Co., Ltd. - Class A	47	118
China Yangtze Power Co., Ltd. - Class A	69	221
Chongqing Brewery Co., Ltd. - Class A	10	153
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	90	344
Contemporary Amperex Technology Co., Limited - Class A	5	275
Flat Glass Group Co., Ltd. - Class H (b)	29	71
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	60	699
Fujian Anjing Food Co., Ltd. - Class A	6	127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Fuyao Glass Industry Group Co., Ltd. - Class A	6	31
Fuyao Glass Industry Group Co., Ltd. - Class H (e)	23	92
Glodon Company Limited - Class A	18	115
Guangdong Haid Group Co., Ltd. - Class A	13	112
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	7	59
H World Group Limited	103	356
Haier Smart Home Co., Ltd - Class H	256	778
Hangzhou Tigermed Consulting Co., Ltd - Class A	8	107
Han's Laser Technology Industry Group Co., Ltd. - Class A	101	368
Hefei Meyer Optoelectronic Technology Inc. - Class A	29	93
Hongfa Technology Co., Ltd. - Class A	19	94
Hundsun Technologies Inc. - Class A	33	156
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	142	660
Jade Bird Fire Co., Ltd. - Class A	119	405
JD.com, Inc. - Class A	39	970
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	34	213
Kanzhun Limited - ADR (a)	11	187
Kingdee International Software Group Company Limited (a)	171	224
Kunlun Energy Company Limited	466	337
Kweichow Moutai Co., Ltd. - Class A	1	369
LBX Pharmacy Chain Joint Stock Company - Class A	17	77
LONGi Green Energy Technology Co., Ltd. - Class A	31	210
Maxscend Microelectronics Company Limited - Class A	8	94
Meituan - Class B (a) (e)	68	1,444
Midea Group Co., Ltd. - Class A	23	161
Montage Technology Co., Ltd. - Class A	13	97
NARI Technology Co., Ltd. - Class A	59	205
NetEase, Inc.	45	674
NIO, Inc. (a) (b)	13	203
Oppein Home Group Inc. - Class A	7	113
Pharmaron Beijing Co., Ltd. - Class H (e)	52	253
Ping An Bank Co., Ltd. - Class A	263	438
Ping An Insurance (Group) Co of China Ltd - Class A	34	196
Ping An Insurance (Group) Co of China Ltd - Class H	125	613
Poly Developments and Holdings Group Co., Ltd. - Class A	91	229
Proya Cosmetics Co., Ltd. - Class A	5	112
Qingdao Haier Biomedical Co Ltd - Class A	9	78
Sangfor Technology Co., Ltd. - Class A	4	55
Shanghai Baosight Software Co., Ltd - Class A	34	175
Shanghai Liangxin Electrical Co., Ltd. - Class A	205	338
Shanghai M&G Stationery Inc - Class A	9	58
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	11	87
Shenzhen Inovance technology Co., Ltd. - Class A	23	185
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	14	571
Shenzhou International Group Holdings Limited	31	242
Silergy Corp.	22	288
SKSHU Paint Co., Ltd. - Class A (a)	35	430
Starpower Semiconductor Ltd. - Class A	2	96
Sungrow Power Supply Co., Ltd. - Class A	7	116
Suzhou Maxwell Technologies Co., Ltd. - Class A	3	215
Tencent Holdings Limited	109	3,678
Tongwei Co., Ltd. - Class A	81	533
Wanhua Chemical Group Co., Ltd. - Class A	51	655
Will Semiconductor Co., Ltd. Shanghai - Class A	5	54
Wuliangye Yibin Co., Ltd. - Class A	22	528
Wuxi Biologics Cayman Inc (a) (e)	96	577
Xinyi Solar Holdings Limited	286	303
Xpeng Inc. (a) (b)	27	155
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	7	49
Yunnan Energy New Material Co., Ltd. - Class A	15	373
Zhejiang Dingli Machinery Co., Ltd. - Class A	13	67
Zhejiang SUPCON Technology Co., Ltd. - Class A	8	88
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	11	80
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	4	18
Zijin Mining Group Co., Ltd. - Class H	304	297
Zwsoft Co., Ltd.(Guangzhou) - Class A	2	57
		29,833
France 2.9%
Adevinta ASA - Class B (a) (e)	1	4
Aeroports de Paris (a)	—	7
Alstom	1	12
Amundi (e)	—	6
Arkema	—	11
AXA	5	103
Biomerieux SA	—	9
BNP Paribas	30	1,270
Bollore SE	2	10
Bouygues	1	13
Bureau Veritas	1	15
Capgemini	22	3,521
Carrefour	1	19
Compagnie De Saint-Gobain	1	44
Compagnie Generale des Etablissements Michelin	109	2,438
Covivio	—	5
Credit Agricole SA	3	26
Danone	2	74
Dassault Aviation	—	6
Dassault Systemes	2	56
EDENRED	1	27
Eiffage	—	16
Electricite de France	1	17
Engie	4	50
EssilorLuxottica	1	96
Gecina	—	10
Getlink S.E.	1	15
Hermes International	—	96
IPSEN	—	8
Kering	—	76
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	141
Legrand	1	40
L'Oreal	4	1,256
LVMH Moet Hennessy Louis Vuitton	15	8,776
Orange	4	40
Pernod Ricard	—	88
Publicis Groupe SA	1	26
Safran	18	1,620
Sanofi	3	206
Sartorius Stedim Biotech	—	17
Schneider Electric SE (a)	8	908
Societe d'exploitation Hoteliere	—	14
Societe Generale	2	37
Teleperformance SE	—	35
Thales	—	27
TotalEnergies SE	32	1,488
Veolia Environnement-VE	2	29
VINCI	65	5,230
Vivendi SE	2	15
Worldline (a) (e)	1	23
		28,076
United Kingdom 2.2%
3i Group plc	2	27
ABRDN PLC	5	8
Admiral Group PLC	1	14
Anglo American PLC	33	1,001
Ashtead Group Public Limited Company	1	48
Associated British Foods PLC	1	11
AstraZeneca PLC	10	1,067
Atlassian Corporation PLC - Class A (a)	3	593
Auto Trader Group PLC	2	13
AVEVA Group plc	—	10
Aviva PLC	7	29
B&M European Value Retail S.A.	2	7
BAE Systems PLC	8	67
Barclays PLC	37	60
Barratt Developments P L C	2	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
BP P.L.C.	600	2,870
British American Tobacco P.L.C.	5	192
BT Group PLC	17	23
Bunzl Public Limited Company	1	24
Burberry Group PLC	1	19
Centrica PLC	14	11
Coca-Cola Europacific Partners PLC	—	20
Compass Group PLC	4	83
Convatec Group PLC (e)	4	9
Croda International Public Limited Company	—	24
Darktrace PLC (a) (b)	1	3
DCC Public Limited Company	—	12
Dechra Pharmaceuticals PLC	—	8
Derwent London PLC	—	6
Diageo PLC	149	6,312
Direct Line Insurance Group PLC	3	6
DS Smith PLC	3	9
easyJet PLC (a)	1	4
Entain PLC	1	16
Evraz PLC (c)	1	—
Experian PLC	2	67
Ferguson PLC	9	893
Fiat Chrysler Automobiles N.V.	98	1,162
GSK PLC	9	137
Halma Public Limited Company	1	20
Harbour Energy PLC	1	6
Hargreaves Lansdown PLC	1	8
Hikma Pharmaceuticals Public Limited Company	—	6
Hiscox Ltd.	2	22
Howden Joinery Group PLC	2	14
HSBC Holdings PLC	48	248
Imperial Brands PLC	2	47
Informa Jersey Limited	4	20
InterContinental Hotels Group PLC	—	22
Intermediate Capital Group PLC	1	7
Intertek Group Plc	—	15
ITV PLC	9	5
J Sainsbury PLC	4	8
JD Sports Fashion PLC	6	6
Johnson Matthey PLC	—	9
Kingfisher PLC	5	12
Land Securities Group PLC	2	10
Legal & General Group PLC	22	52
Linde Public Limited Company	4	1,165
Lloyds Banking Group PLC	167	76
London Stock Exchange Group PLC	1	68
M&G PLC	6	11
Melrose Holdings Limited	10	11
Mondi plc	1	17
National Grid PLC	9	94
NatWest Group PLC	14	34
Next PLC	—	16
Ocado Group PLC (a)	2	9
Pearson PLC	2	17
Pepco Group N.V. (a) (e)	—	2
Persimmon Public Limited Company	28	378
Phoenix Group Holdings PLC	2	12
Reckitt Benckiser Group PLC	2	115
Relx PLC	46	1,132
Relx PLC	5	114
Rentokil Initial PLC	4	23
Rightmove PLC	2	11
Rio Tinto PLC	35	1,891
Rolls-Royce PLC (a)	20	15
Royal Mail PLC	2	4
Schroders PLC	3	13
SEGRO Public Limited Company	3	24
Severn Trent PLC	1	19
Smith & Nephew PLC	2	24
Smiths Group PLC	1	15
Spirax-Sarco Engineering PLC	—	20
SSE PLC	2	42
St. James's Place PLC	1	15
Standard Chartered PLC	6	37
Tate & Lyle Public Limited Company	1	7
Taylor Wimpey PLC	9	8
Tesco PLC	18	41
The Berkeley Group Holdings PLC	—	11
The British Land Company Public Limited Company	2	8
The Sage Group PLC.	3	20
Travis Perkins PLC	1	4
Unilever PLC	6	273
United Utilities PLC	2	16
Vodafone Group Public Limited Company	63	70
Weir Group PLC(The)	1	9
Whitbread PLC	—	12
Wise PLC - Class A (a)	1	8
Wizz Air Holdings PLC (a) (e)	6	111
WPP 2012 Limited	3	24
		21,457
Japan 2.0%
ACOM Co., Ltd.	1	2
Advance Residence Investment Corp.	—	7
Advantest Corporation	—	19
Aeon Co., Ltd.	2	37
AGC Inc.	1	19
Air Water Inc	1	7
Aisin Corporation	1	13
Ajinomoto Co., Inc.	1	36
Alfresa Holdings Corporation (b)	—	5
ANA Holdings Inc. (a)	—	7
Asahi Group Holdings, Ltd.	1	37
Asahi Intecc Co., Ltd.	1	10
Asahi Kasei Corporation (b)	3	22
ASICS Corporation	—	6
Astellas Pharma Inc.	4	57
Bandai Namco Holdings Inc.	1	33
Bridgestone Corporation	1	45
Brother Industries, Ltd. (b)	—	7
Canon Inc.	2	50
Capcom Co., Ltd. (b)	—	8
Central Japan Railway Company	1	59
Chubu Electric Power Co., Inc.	2	15
Chugai Pharmaceutical Co., Ltd.	2	38
Concordia Financial Group, Ltd.	3	9
COSMOS Pharmaceutical Corporation	—	10
CyberAgent, Inc. (b)	1	9
Dai Nippon Printing Co., Ltd.	1	12
Daifuku Co., Ltd.	—	14
Dai-ichi Life Holdings, Inc.	3	40
Daiichi Sankyo Company, Ltd	5	125
Daikin Industries, Ltd.	1	108
Daito Trust Construction Co., Ltd. (b)	—	19
Daiwa House Industry Co., Ltd (b)	2	32
Daiwa House REIT Investment Corporation	—	10
Daiwa Securities Group Inc. (b)	4	14
DENSO Corporation (b)	1	55
Dentsu Group Inc.	1	14
DISCO Corporation	—	22
East Japan Railway Company	1	46
Eisai Co., Ltd.	1	37
ENEOS Holdings, Inc. (b)	7	24
FANUC Corporation (b)	11	1,527
Fast Retailing Co., Ltd.	—	106
Fuji Electric Co., Ltd.	—	15
FUJIFILM Holdings Corporation (b)	1	41
Fujitsu Limited	—	44
Fukuoka Financial Group, Inc. (b)	—	7
GLP J-REIT	—	11
GMO Payment Gateway, Inc.	—	7
Hakuhodo DY Holdings Inc. (b)	1	6
Hamamatsu Photonics K.K. (b)	—	17
Hankyu Hanshin Holdings, Inc. (b)	1	15
HASEKO Corporation (b)	—	4
Hino Motors, Ltd. (a)	1	3
Hirose Electric Co., Ltd.	—	13
Hitachi Construction Machinery Co., Ltd.	—	4
Hitachi Metals, Ltd. (a)	—	6
Hitachi, Ltd. (b)	2	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Honda Motor Co., Ltd. (b)	4	86
Hoshizaki Corporation	—	8
Hoya Corporation	30	2,862
Hulic Co., Ltd.	1	10
IBIDEN Co., Ltd. (b)	—	11
Idemitsu Kosan Co., Ltd. (b)	1	13
Iida Group Holdings Co., Ltd. (b)	—	5
Inpex Corporation	3	24
Isuzu Motors Limited (b)	2	18
ITOCHU Corporation (b)	4	85
ITOCHU Techno-Solutions Corporation	—	5
Japan Airlines Co., Ltd. (a)	—	5
Japan Airport Terminal Co., Ltd. (a)	—	8
Japan Exchange Group, Inc.	1	16
Japan Metropolitan Fund Investment Corporation	—	11
JAPAN POST HOLDINGS Co., Ltd.	6	38
Japan Post Insurance Co., Ltd.	1	10
Japan Prime Realty Investment Corporation	—	5
Japan Real Estate Investment Corporation	—	12
Japan Tobacco Inc.	3	43
JFE Holdings, Inc. (b)	1	12
JSR Corporation (b)	1	9
Kajima Corporation	1	10
Kakaku.com, Inc.	—	5
Kansai Paint Co., Ltd	1	8
Kao Corporation	1	49
Kawasaki Heavy Industries, Ltd. (b)	—	6
KDDI Corporation (b)	4	107
Keio Corporation (b)	—	11
Keisei Electric Railway Co., Ltd. (b)	—	11
Keyence Corporation	7	2,379
Kikkoman Corporation	1	28
Kintetsu Group Holdings Co., Ltd.	—	13
Kirin Holdings Company, Ltd	2	31
Kobayashi Pharmaceutical Co., Ltd.	—	6
Kobe Bussan Co., Ltd. (b)	—	7
Koei Tecmo Holdings Co., Ltd.	—	3
Koito Manufacturing Co., Ltd.	1	8
Komatsu Ltd. (b)	2	42
Konami Holdings Corporation (b)	—	9
Kose Corporation	—	10
Kubota Corporation	3	38
Kurita Water Industries Ltd.	—	11
KYOCERA Corporation	1	35
Kyowa Kirin Co., Ltd.	1	14
Kyushu Electric Power Co., Inc.	1	5
Kyushu Railway Company	—	6
Lasertec Co., Ltd.	—	20
Lawson, Inc.	—	3
Lion Corporation	1	8
LIXIL Corporation (b)	1	10
M3, Inc.	1	28
Makita Corporation (b)	1	14
Marubeni Corporation (b)	4	34
Marui Group Co.Ltd. (b)	1	8
Matsumotokiyoshi Holdings Co., Ltd.	—	13
Mazda Motor Corporation (b)	1	8
McDonald's Holdings Company (Japan), Ltd.	—	10
Medipal Holdings Corporation	—	5
Meiji Holdings Co., Ltd. (b)	—	18
Minebeamitsumi Inc.	1	16
MISUMI Group Inc.	1	15
Mitsubishi Chemical Group Corporation (b)	3	15
Mitsubishi Corporation (b)	3	93
Mitsubishi Electric Corporation	5	46
Mitsubishi Estate Co., Ltd.	3	42
Mitsubishi Gas Chemical Company, Inc. (b)	1	7
Mitsubishi HC Capital Inc.	2	8
Mitsubishi Heavy Industries, Ltd.	1	23
Mitsubishi Motors Corporation (a)	2	6
Mitsubishi UFJ Financial Group Inc (b)	29	131
Mitsui & Co., Ltd. (b)	4	81
Mitsui Chemicals, Inc.	1	12
Mitsui Fudosan Co., Ltd. (b)	2	42
Mitsui O.S.K. Lines, Ltd.	1	14
Mizuho Financial Group, Inc. (b)	6	62
MonotaRO Co., Ltd.	1	9
MS&AD Insurance Group Holdings, Inc.	1	29
Murata Manufacturing Co., Ltd.	2	69
Nagoya Railroad Co., Ltd.	1	8
Nec Corporation	1	19
NEXON Co., Ltd.	1	20
NGK Insulators, Ltd. (b)	1	9
NGK Spark Plug Co.Ltd.	—	7
NH Foods Ltd.	—	8
Nidec Corporation (b)	1	73
Nihon M & A Center Inc. (b)	1	8
Nikon Corporation (b)	1	8
Nintendo Co., Ltd.	3	122
Nippon Building Fund Inc.	—	18
Nippon Express Co., Ltd.	—	10
Nippon Paint Holdings Co., Ltd.	3	17
Nippon Prologis REIT, Inc.	—	13
Nippon Sanso Holdings Corporation (b)	1	8
Nippon Shinyaku Co., Ltd. (b)	—	10
Nippon Steel Corporation (b)	2	29
Nippon Telegraph and Telephone Corporation	3	76
Nippon Yusen Kabushiki Kaisha (b)	1	20
Nissan Chemical Corporation	—	13
Nissan Motor Co., Ltd.	6	18
Nisshin Seifun Group Inc. (b)	1	6
Nissin Food Holdings Co., Ltd.	—	14
Nitori Holdings Co., Ltd.	—	17
Nitto Denko Corporation	—	16
Nomura Holdings, Inc. (b)	7	23
Nomura Real Estate Holdings, Inc.	—	7
Nomura Real Estate Master Fund, Inc.	—	11
Nomura Research Institute Ltd	1	24
Nsk Ltd. (b)	1	5
NTT DATA Corporation	2	19
Obayashi Corporation	2	11
OBIC Co., Ltd.	—	27
Odakyu Electric Railway Co., Ltd.	1	10
Oji Holdings Corporation (b)	2	9
Olympus Corporation	3	58
OMRON Corporation	1	23
Ono Pharmaceutical Co., Ltd. (b)	1	26
Open House Group Co., Ltd. (b)	—	7
Oracle Corporation Japan	—	5
Oriental Land Co., Ltd.	1	81
ORIX Corporation (b)	3	39
ORIX JREIT Inc. (b)	—	4
Osaka Gas Co., Ltd.	1	15
Otsuka Corporation	—	6
Otsuka Holdings Co., Ltd.	1	41
Pan Pacific International Holdings Corporation	1	18
Panasonic Holdings Corporation	5	38
Persol Holdings Co., Ltd.	1	9
Rakuten Group, Inc.	2	8
Recruit Holdings Co., Ltd.	4	114
Renesas Electronics Corporation (a)	3	27
Resona Holdings, Inc. (b)	5	20
Ricoh Company, Ltd. (b)	1	10
Rinnai Corporation	—	7
ROHM Co., Ltd.	—	7
Santen Pharmaceutical Co., Ltd.	1	7
SBI Holdings, Inc. (b)	1	13
SCSK Corporation (b)	—	5
Secom Co., Ltd.	1	34
Sega Sammy Holdings Inc. (b)	—	5
Seibu Holdings Inc. (b)	1	6
Seiko Epson Corporation. (b)	1	11
Sekisui Chemical Co., Ltd.	1	12
Sekisui House, Ltd.	2	25
Seven & I Holdings Co., Ltd.	2	72
SG Holdings Co., Ltd.	1	16
Sharp Corporation (b)	1	4
Shimadzu Corporation	1	16
Shimano Inc.	—	31
Shimizu Corporation (b)	2	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Shin-Etsu Chemical Co., Ltd.	30	2,983
Shinsei Bank, Limited	—	1
Shionogi & Co., Ltd.	1	34
Shiseido Company, Limited	1	35
Showa Denko K.K.	1	7
SMC Corporation	—	40
Softbank Corp. (b)	6	62
SoftBank Group Corp	3	94
Sojitz Corporation (b)	—	6
Sompo Holdings, Inc.	1	37
Sony Group Corporation	17	1,107
Square Enix Holdings Co., Ltd.	—	9
Stanley Electric Co., Ltd. (b)	1	8
Subaru Corporation.	1	21
SUMCO Corporation	1	6
Sumitomo Chemical Company, Limited (b)	4	13
Sumitomo Corporation	3	35
Sumitomo Dainippon Pharma Co., Ltd. (b)	1	4
Sumitomo Electric Industries, Ltd. (b)	2	18
Sumitomo Metal Mining Co., Ltd.	1	20
Sumitomo Mitsui Financial Group, Inc. (b)	3	86
Sumitomo Mitsui Trust Bank, Limited	1	26
Sumitomo Realty & Development Co., Ltd. (b)	1	27
Suntory Beverage & Food Limited	—	7
Suzuki Motor Corporation (b)	1	34
Sysmex Corporation	—	21
T&D Holdings, lnc. (b)	1	13
Taisei Corporation	—	11
Taisho Pharmaceutical Holdings Co., Ltd.	—	7
Takeda Pharmaceutical Co Ltd (b)	4	91
TDK Corporation (b)	1	27
Terumo Corporation	2	51
The Bank of Kyoto, Ltd.	—	4
The Chiba Bank, Ltd. (b)	2	9
The Kansai Electric Power Company, Incorporated	2	16
The Shizuoka Bank, Ltd. (c)	1	8
TIS Inc. (b)	1	13
TOBU Railway Co., LTD.	1	12
Toho Co., Ltd.	—	11
Tokio Marine Holdings, Inc. (b)	44	774
Tokyo Century Corporation	—	3
Tokyo Electric Power Company Holdings, Inc. (a)	2	6
Tokyo Electron Limited	7	1,677
Tokyo Gas Co., Ltd.	1	17
Tokyu Corporation	2	17
Tokyu Fudosan Holdings Corporation (b)	1	7
Toppan Inc.	1	12
Toray Industries, Inc. (b)	4	18
Toshiba Corporation	1	36
Tosoh Corporation (b)	1	9
TOTO Ltd.	—	13
Toyo Suisan Kaisha, Ltd.	—	12
Toyota Boshoku Corporation	—	4
Toyota Industries Corporation	1	24
Toyota Motor Corporation	30	382
Toyota Tsusho Corporation (b)	1	19
Trend Micro Incorporated	—	16
Unicharm Corporation	1	33
United Urban Investment Corporation	—	7
USS Co., Ltd.	—	2
Welcia Holdings Co., Ltd.	—	6
West Japan Railway Company	1	23
Yakult Honsha Co., Ltd.	—	23
Yamaha Corporation (b)	—	14
Yamaha Motor Co., Ltd.	1	13
Yamato Holdings Co., Ltd. (b)	1	14
Yaskawa Electric Corporation	1	20
Yokogawa Electric Corporation	1	8
Z Holdings Corporation	6	16
ZOZO, Inc.	—	2
		19,891
Netherlands 1.7%
Adyen B.V. (a) (e)	—	92
Aegon N.V.	3	13
Airbus SE	27	2,269
Akzo Nobel N.V.	—	24
argenx SE (a)	—	46
ASM International N.V.	—	24
ASML Holding N.V.	10	4,245
CNH Industrial N.V.	2	26
HAL Trust	—	22
Heineken Holding N.V.	—	18
Heineken N.V.	1	48
ING Groep N.V.	9	78
JDE Peet's N.V.	—	9
Koninklijke Ahold Delhaize N.V.	2	62
Koninklijke DSM N.V.	—	47
Koninklijke KPN N.V.	8	21
Koninklijke Philips N.V.	2	32
NN Group N.V.	1	28
NXP Semiconductors N.V.	44	6,512
Prosus N.V. - Class N	3	147
Randstad N.V. (b)	—	13
Shell PLC - Class A	108	2,701
Unibail-Rodamco-Westfield SE (a)	—	11
Universal Music Group N.V. (b)	2	34
Wolters Kluwer N.V. - Class C	1	60
		16,582
India 1.2%
Aarti Industries Ltd	28	255
Apollo Hospitals Enterprise Limited	9	498
Britannia Industries Ltd	10	453
Genpact Limited	6	271
HDFC Life Insurance Company Limited (e)	71	458
HDFC Bank Limited	49	847
HDFC Bank Limited - ADR	60	3,501
Hindustan Unilever Limited	25	811
Housing Development Finance Corporation Limited	30	836
ICICI Bank Limited	58	605
ICICI Prudential Life Insurance Company Limited (e)	39	253
Infosys Limited	62	1,072
Petronet LNG Limited	136	332
Reliance Industries Limited	37	1,081
Shriram Transport Finance Company Limited	29	417
		11,690
Taiwan 1.1%
Accton Technology Corporation	45	384
Advantech Co., Ltd.	33	302
ASPEED Technology Inc.	5	277
Chailease Holding Company Limited	55	313
Eclat Textile Corporation Ltd.	24	295
Global Unichip Corp.	27	500
Largan Precision Co., Ltd.	5	263
Realtek Semiconductor Corporation	29	245
Taiwan Semiconductor Manufacturing Company Limited - ADR	49	3,333
Taiwan Semiconductor Manufacturing Company Limited	361	4,796
		10,708
Denmark 0.9%
A.P. Moller - Maersk A/S - Class A	—	14
A.P. Moller - Maersk A/S - Class B	—	22
Carlsberg A/S - Class B	21	2,475
Chr. Hansen Holding A/S	—	12
Coloplast A/S - Class B (b)	7	666
Danske Bank A/S	2	20
Demant A/S (a)	—	6
DSV A/S	—	54
Genmab A/S (a)	—	50
Novo Nordisk A/S - Class B	58	5,760
Novozymes A/S - Class B	—	24
Orsted A/S (e)	—	35
Pandora A/S	—	11
Tryg A/S	1	17
Vestas Wind Systems A/S	2	44
		9,210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
South Korea 0.9%
JYP Entertainment Corporation	9	359
KB Financial Group Inc.	17	507
KIA Corporation	8	405
Kiwoom Securities Co., Ltd.	3	171
LG Chem, Ltd.	2	881
LG H&H Co., Ltd.	—	200
Mando	7	227
NAVER Corporation	2	315
Nc Soft Co., Ltd.	1	166
Samsung Electronics Co Ltd	120	4,447
SK Hynix Inc.	15	840
S-Oil Corporation	5	292
		8,810
Germany 0.8%
Adidas AG - Class N	5	569
Allianz SE	8	1,273
Aroundtown SA	2	5
BASF SE - Class N	2	83
Bayer Aktiengesellschaft - Class N	2	106
Bayerische Motoren Werke Aktiengesellschaft	1	50
Beiersdorf Aktiengesellschaft	—	23
Brenntag SE - Class N	—	22
Carl Zeiss Meditec AG	—	9
COMMERZBANK Aktiengesellschaft (a)	2	17
Continental Aktiengesellschaft	—	11
Covestro AG (e)	—	13
Daimler Truck Holding AG (a)	1	27
Delivery Hero SE (a) (e)	10	370
Deutsche Bank Aktiengesellschaft - Class N	5	36
Deutsche Borse Aktiengesellschaft - Class N	4	646
Deutsche Lufthansa Aktiengesellschaft (a)	1	8
Deutsche Post AG - Class N	58	1,737
Deutsche Telekom AG - Class N	8	139
Deutsche Wohnen SE	—	4
E.ON SE - Class N	5	40
Evonik Industries AG	—	8
Fresenius Medical Care AG & Co. KGaA	—	13
Fresenius SE & Co. KGaA	1	21
GEA Group Aktiengesellschaft	—	12
Hannover Ruck SE - Class N	—	21
HeidelbergCement AG	—	13
Henkel AG & Co. KGaA	—	13
Infineon Technologies AG - Class N	3	67
Kion Group AG	—	3
Mercedes-Benz Group AG - Class N	2	93
MERCK Kommanditgesellschaft auf Aktien	—	49
MTU Aero Engines AG - Class N	—	19
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	—	79
Puma SE	—	11
RWE Aktiengesellschaft	49	1,793
SAP SE	3	209
Siemens Aktiengesellschaft - Class N	2	174
Siemens Energy AG	1	10
Siemens Healthineers AG (e)	1	28
Symrise AG	—	30
Talanx Aktiengesellschaft	—	4
Telefonica Deutschland Holding AG	2	4
TUI AG - Class N (a) (e)	3	4
Uniper SE	—	1
Vonovia SE	2	40
Zalando SE (a) (e)	1	10
		7,917
Hong Kong 0.6%
AIA Group Limited	439	3,654
Budweiser Brewing Company APAC Limited (e)	227	589
CK Asset Holdings Limited	5	27
CK Hutchison Holdings Limited	6	33
CK Infrastructure Holdings Limited	2	8
CLP Holdings Limited	4	30
DFI Retail Group Holding Limited	1	2
ESR Cayman Limited (e)	6	16
Galaxy Entertainment Group Limited (a)	4	24
Hang Lung Properties Limited	5	8
Hang Seng Bank, Limited	2	24
Henderson Land Development Company Limited	3	8
HK Electric Investments Limited	6	4
HKT Trust	9	11
Hong Kong And China Gas Company Limited -The-	27	24
Hong Kong Exchanges and Clearing Limited	25	859
Jardine Matheson Holdings Limited	1	30
Link Real Estate Investment Trust	5	33
MTR Corporation Limited	4	16
New World Development Company Limited	3	9
Power Assets Holdings Limited	3	15
Sands China Ltd. (a)	94	236
Sino Land Company Limited	8	11
Sun Hung Kai Properties Limited	4	38
Swire Pacific Limited - Class A	2	11
Swire Pacific Limited - Class B	3	3
Swire Properties Limited	2	5
Techtronic Industries Company Limited	51	482
The Wharf (Holdings) Limited	3	10
WH Group Limited (e)	18	11
Wharf Real Estate Investment Company Limited	4	18
		6,249
Switzerland 0.6%
ABB Ltd - Class N	4	107
Alcon AG	1	68
Baloise Holding AG - Class N	—	14
Barry Callebaut AG - Class N	—	19
Coca-Cola HBC AG	—	10
Compagnie Financiere Richemont SA	1	115
Credit Suisse Group AG - Class N	6	23
EMS-Chemie Holding AG	—	11
Garmin Ltd.	5	424
Geberit AG - Class N	—	36
Givaudan SA - Class N	—	57
Glencore PLC	28	150
Julius Bar Gruppe AG - Class N	1	22
Kuhne & Nagel International AG	—	27
Lafarge	1	55
Lonza Group AG	2	792
Nestle S.A. - Class N	28	3,052
Novartis AG - Class N	6	430
Partners Group Holding AG	—	43
Roche Holding AG	—	25
Schindler Holding AG - Class N	—	14
SGS SA - Class N	—	32
Sika AG	—	73
Sonova Holding AG	—	27
STMicroelectronics N.V.	2	47
Straumann Holding AG - Class N	—	25
Swiss Life Holding AG - Class N	—	33
Swiss Re AG	1	50
Swisscom AG - Class N	—	28
Temenos AG - Class N	—	11
The Swatch Group AG	—	15
The Swatch Group AG - Class N	—	5
UBS Group AG	8	120
Zurich Insurance Group AG - Class N	—	140
		6,100
Sweden 0.5%
AB Sagax - Class B	—	8
Aktiebolaget Electrolux - Class B (b)	1	6
Aktiebolaget Industrivarden - Class A	—	8
Aktiebolaget Industrivarden - Class C	—	8
Aktiebolaget SKF - Class A	—	—
Aktiebolaget SKF - Class B	1	12
Aktiebolaget Volvo - Class A	—	7
Aktiebolaget Volvo - Class B	249	3,525
Alfa Laval AB	1	17
Assa Abloy AB - Class B	2	44
Atlas Copco Aktiebolag - Class A	87	811
Atlas Copco Aktiebolag - Class B	4	30
Axfood Aktiebolag	—	6
Boliden AB	1	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Castellum Aktiebolag (b)	1	8
Deca Games Holding AB - Class B (a) (b)	2	11
Epiroc Aktiebolag - Class A	1	21
Epiroc Aktiebolag - Class B	1	12
EQT AB (e)	1	13
Essity Aktiebolag (publ) - Class A	—	1
Essity Aktiebolag (publ) - Class B	1	28
Evolution AB (publ) (e)	—	34
Fabege AB	1	4
Fastighets AB Balder - Class B (a)	1	6
G&L Beijer Ref AB - Class B	1	7
Getinge AB - Class B	1	9
H & M Hennes & Mauritz AB - Class B (b)	2	16
Hexagon Aktiebolag - Class B	5	46
Holmen Aktiebolag - Class B	—	8
Husqvarna Aktiebolag - Class A	—	—
Husqvarna Aktiebolag - Class B (b)	1	5
Indutrade Aktiebolag	1	10
Intrum AB	—	2
Investment Ab Latour - Class B	—	5
Investor Aktiebolag - Class A	1	21
Investor Aktiebolag - Class B	4	63
Kinnevik AB - Class A (a)	—	1
Kinnevik AB - Class B (a)	1	7
L E Lundbergforetagen AB (publ) - Class B	—	5
Lifco Ab (Publ) - Class B	1	7
NIBE Industrier AB - Class B	4	32
Nordnet AB	—	4
Orron Energy AB (b)	—	1
Saab AB - Class B	—	6
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	3	3
Samhallsbyggnadsbolaget i Norden AB - Class D (b)	—	1
Sandvik Aktiebolag	3	35
Securitas AB - Class B (b)	1	8
Sinch AB (publ) (a) (b) (e)	2	2
Skandinaviska Enskilda Banken AB - Class A	4	38
Skanska AB - Class B	1	12
SSAB AB - Class A	1	2
SSAB AB - Class B	1	6
Storskogen Group AB (publ)	4	3
Svenska Cellulosa Aktiebolaget SCA - Class A	—	1
Svenska Cellulosa Aktiebolaget SCA - Class B	1	18
Svenska Handelsbanken AB - Class A	4	29
Svenska Handelsbanken AB - Class B (b)	—	2
Swedbank AB - Class A	2	28
Swedish Match AB	4	35
Tele2 AB - Class B	1	11
Telefonaktiebolaget LM Ericsson - Class A (b)	—	1
Telefonaktiebolaget LM Ericsson - Class B (b)	7	42
Telia Company AB	6	17
Trelleborg AB - Class B	1	11
Vitrolife AB	—	2
Volvo Car AB - Class B (a) (b)	1	5
		5,206
Australia 0.4%
Alumina Limited (b)	6	4
Ampol Limited	1	10
Aristocrat Leisure Limited	2	33
ASX Limited	—	21
Aurizon Holdings Limited	4	9
Australia and New Zealand Banking Group Limited	7	102
Australian Pipeline Trust	3	17
Bendigo and Adelaide Bank Limited	1	7
BHP Group Limited	12	296
BHP Group Limited	55	1,374
BlueScope Steel Limited	1	11
Brambles Limited	3	24
Challenger Limited	1	5
Cochlear Limited	—	19
Coles Group Limited	3	33
Commonwealth Bank of Australia	4	232
Computershare Limited	1	21
CSL Limited	1	206
Dexus Property Trust	3	13
Domino's Pizza Enterprises Limited (b)	—	5
Endeavour Group Limited	3	13
Evolution Mining Limited	4	6
Fortescue Metals Group Ltd	4	43
Goodman Funding Pty Ltd	4	40
GPT Management Holdings Limited	4	11
Harvey Norman Holdings Limited	1	4
IDP Education Limited (b)	—	8
IGO Limited	2	14
Incitec Pivot Limited	5	10
Insurance Australia Group Limited	6	17
Lendlease Corporation Limited	2	9
Macquarie Group Limited	1	82
Medibank Private Limited	6	14
Mineral Resources Limited	—	16
Mirvac Limited	9	12
National Australia Bank Limited	8	138
Newcrest Mining Limited	2	23
Northern Star Resources Ltd	3	14
Orica Limited	1	9
Origin Energy Limited	4	14
Qantas Airways Limited (a)	2	7
QBE Insurance Group Limited	3	25
Ramsay Health Care Limited	—	16
REA Group Ltd	—	9
Reece Limited	1	6
Rio Tinto Limited	1	52
Santos Limited	8	36
Scentre Group Limited	12	20
SEEK Limited	1	10
Seven Group Holdings Limited	—	4
Sonic Healthcare Limited	1	22
South32 Limited	11	25
Stockland Corporation Ltd	6	12
Suncorp Group Limited	3	19
Tabcorp Holdings Limited	5	3
Telstra Corporation Limited	11	27
TPG Corporation Limited	1	3
Transurban Holdings Limited	7	56
Treasury Wine Estates Limited	2	14
Vicinity Centres RE Ltd	9	10
Washington H. Soul Pattinson and Company Limited (b)	1	10
Wesfarmers Limited	3	71
Westpac Banking Corporation	8	109
WiseTech Global Limited	—	13
Woodside Energy Group Ltd	12	243
Woodside Energy Group Ltd	19	390
Woolworths Group Limited	3	62
Worley Limited	1	7
		4,220
Canada 0.4%
Alimentation Couche-Tard Inc.	22	865
Canadian National Railway Company	14	1,492
Fairfax Financial Holdings Limited	1	416
The Toronto-Dominion Bank	24	1,446
		4,219
Mexico 0.4%
Fresnillo PLC	—	4
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	44	556
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B - ADR	3	555
Grupo Financiero Banorte, S.A.B. de C.V. (a)	175	1,127
Wal - Mart de Mexico, S.A.B. de C.V.	360	1,264
		3,506
Indonesia 0.4%
PT. Bank Central Asia Tbk	4,094	2,296
PT. Bank Rakyat Indonesia (Persero) Tbk.	2,616	770
PT. TELKOM INDONESIA (PERSERO) TBK	1,433	419
		3,485
Brazil 0.3%
EDP - Energias Do Brasil S.A.	92	372
Localiza Rent A Car S/A	40	449

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Lojas Renner S/A.	129	669
NU Holdings Ltd. - Class A (a)	36	159
Porto Seguro S/A	69	270
Raia Drogasil S.A.	102	431
Suzano S.A.	38	318
XP Inc. - Class A (a)	16	309
		2,977
South Africa 0.3%
AngloGold Ashanti	10	142
Bid Corporation (Pty) Ltd (b)	22	344
Capitec Bank Holdings	4	299
Clicks Group	29	458
Firstrand Ltd	160	534
Sanlam	150	425
Vodacom Group Limited	35	237
		2,439
Ireland 0.2%
CRH Public Limited Company	2	58
Flutter Entertainment Public Limited Company (a)	—	39
James Hardie Industries Public Limited Company - CDI	1	22
Kerry Group Public Limited Company - Class A	—	33
Kingspan Group Public Limited Company	—	16
Medtronic, Inc.	8	673
Seagate Technology Holdings Public Limited Company	26	1,415
Smurfit Kappa Funding Designated Activity Company	1	17
		2,273
Belgium 0.2%
Ackermans (b)	—	7
ageas SA/NV	—	15
Anheuser-Busch InBev	2	105
Azelis Group	—	4
D'Ieteren Group	—	5
Elia Group	—	10
Etablissements Fr. Colruyt - Etablissementen Fr. Colruyt	—	5
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	17
KBC Groep	40	1,917
Proximus	—	4
Sofina	—	7
Solvay	—	13
Telenet Group Holding	—	1
U C B	—	20
Umicore	—	14
Warehouses De Pauw	—	8
		2,152
Singapore 0.2%
Ascendas Real Estate Investment Trust	8	14
Capitaland Group Pte. Ltd.	12	16
Capitaland Investment Limited	6	14
City Developments Limited	2	8
DBS Group Holdings Ltd	69	1,600
Frasers Property Limited	2	1
Genting International Plc	13	7
Great Eastern Holdings Limited	1	9
Jardine Cycle & Carriage Limited	—	5
Keppel Corporation Limited	3	16
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	5	6
Olam Group Limited	2	2
Oversea-Chinese Banking Corporation Limited	9	77
SATS Ltd. (a) (b)	2	3
Singapore Airlines Limited (a) (b)	3	11
Singapore Exchange Limited	2	12
Singapore Technologies Engineering Ltd	4	9
Singapore Telecommunications Limited	16	30
United Overseas Bank Limited	4	65
UOL Group Limited	1	5
Venture Corporation Limited	1	7
Wilmar International Limited	7	20
		1,937
Spain 0.2%
Acciona,S.A.	—	10
ACS, Actividades de Construccion y Servicios, S.A.	1	13
AENA, S.M.E., S.A. (a) (e)	—	18
Amadeus IT Group, S.A. (a) (e)	1	49
Banco Bilbao Vizcaya Argentaria, S.A.	16	70
Banco Santander, S.A.	41	94
CaixaBank, S.A.	10	33
Cellnex Telecom, S.A. (e)	1	41
Corporacion Acciona Energias Renovables, S.A.	—	5
Enagas S.A.	1	9
Endesa, S.A.	1	11
Ferrovial, S.A.	1	26
Grifols, S.A. - Class A	1	6
Iberdrola, Sociedad Anonima	127	1,184
Industria de Diseno Textil, S.A.	3	54
MAPFRE, S.A.	2	3
Naturgy Energy Group, S.A.	—	10
Red Electrica Corporacion, S.A.	1	16
Repsol, S.A.	4	41
Siemens Gamesa Renewable Energy, S.A.	1	9
Telefonica, S.A.	13	44
		1,746
Finland 0.2%
Elisa Oyj	—	16
Fortum Oyj	1	14
Huhtamaki Oyj	—	7
Kesko Oyj - Class A	—	4
Kesko Oyj - Class B	1	12
Kone Corporation - Class B	1	36
Metso Outotec Oyj	2	11
Neste Oyj	1	44
Nokia Oyj	13	55
Nordea Bank Abp	163	1,395
Orion Oyj - Class A	—	3
Orion Oyj - Class B	—	10
Sampo Oyj - Class A	1	50
Stora Enso Oyj - Class A	—	2
Stora Enso Oyj - Class R	1	18
UPM-Kymmene Oyj	1	40
Wartsila Oyj Abp (b)	1	7
		1,724
Thailand 0.1%
PTT Exploration And Production Public Company Limited	97	414
Siam Commercial Bank Public Company Limited - NVDR (a)	131	360
Thai Oil Public Company Limited	403	546
		1,320
Luxembourg 0.1%
ArcelorMittal	1	29
Eurofins Scientific SE	—	18
Globant S.A. (a)	4	693
RTL Group S.A.	—	3
Tenaris S.A.	1	14
		757
Italy 0.1%
A2a S.P.A.	4	3
Amplifon S.p.A	—	6
Assicurazioni Generali S.P.A.	3	39
Atlantia S.p.A.	1	25
Banca Mediolanum SpA	1	3
Banco BPM Societa' Per Azioni	3	9
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	3
Davide Campari-Milano N.V.	1	11
DiaSorin S.p.A.	—	7
Enel S.p.A	18	75
Eni S.p.A.	6	63
Ferrari N.V.	—	56
Finecobank Banca Fineco SPA	1	17
Hera S.p.A.	2	4
Infrastrutture Wireless Italiane S.p.A. (e)	1	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SPA	42	69
Leonardo S.p.A.	1	6
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	2	13
Moncler S.p.A.	—	19
Nexi S.p.A. (a)	2	16
Pirelli & C. S.p.A. (e)	1	3
Poste Italiane SPA (e)	2	14
Prysmian S.p.A.	1	17
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	8
Snam S.P.A.	5	19
Telecom Italia SPA	23	4
Terna – Rete Elettrica Nazionale S.p.A.	3	19
UniCredit S.p.A.	5	48
UnipolSai Assicurazioni S.p.A.	1	2
		585
Qatar 0.1%
Qatar National Bank (Q.P.S.C.)	92	501
Bermuda 0.1%
Autostore Holdings Ltd (a) (b) (e)	2	3
Credicorp Ltd.	4	494
		497
Poland 0.1%
Allegro.eu (a) (e)	1	4
Bank Polska Kasa Opieki - Spolka Akcyjna	—	5
Cyfrowy Polsat Spolka Akcyjna	1	2
Dino Polska Spolka Akcyjna (a) (e)	7	416
ING Bank Slaski S.A.	—	2
KGHM Polska Miedz Spolka Akcyjna	—	6
LPP Spolka Akcyjna	—	5
PGE Polska Grupa Energetyczna Spolka Akcyjna (a)	2	2
Polski Koncern Naftowy Orlen Spolka Akcyjna	1	10
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna (a)	4	4
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	9
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	6
Santander Bank Polska S.A.	—	3
		474
Saudi Arabia 0.0%
The Saudi National Bank	25	409
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	22	321
Chile 0.0%
Antofagasta PLC	1	10
Banco Santander-Chile	7,657	268
		278
Norway 0.0%
Aker ASA	—	4
Aker BP ASA	1	21
DNB Bank ASA	2	33
Equinor ASA	2	81
Gjensidige Forsikring ASA	1	11
Kongsberg Gruppen ASA	—	5
Leroy Seafood Group ASA	1	2
Mowi ASA	1	13
Norsk Hydro ASA	3	17
Orkla ASA	2	12
SalMar ASA	—	4
Schibsted ASA - Class A	—	3
Schibsted ASA - Class B	—	3
Storebrand ASA	1	8
Telenor ASA (b)	2	14
TOMRA Systems ASA	1	9
Var Energi ASA	1	3
Yara International ASA	—	12
		255
Israel 0.0%
Azrieli Group Ltd.	—	6
Bank Hapoalim Ltd	3	24
Bank Leumi le-Israel B.M.	4	31
Bezeq The Israel Telecommunication Corp., Limited	5	8
Elbit Systems Ltd.	—	11
Icl Group Ltd	2	14
Israel Discount Bank Limited	3	15
Mizrahi-Tefahot Bank Ltd.	—	12
Nice Ltd (a)	—	28
Teva Pharmaceutical Industries Ltd (a)	3	21
		170
New Zealand 0.0%
Auckland International Airport Limited (a)	3	11
Contact Energy Limited	2	8
Fisher & Paykel Healthcare Corporation Limited	1	14
Fletcher Building Limited	2	5
Mercury NZ Limited	2	5
Meridian Energy Limited	3	8
Ryman Healthcare Limited	1	5
Spark New Zealand Limited	4	12
		68
Austria 0.0%
Andritz AG	—	7
BAWAG Group AG (e)	—	9
Erste Group Bank AG	1	18
EVN AG	—	1
OMV Aktiengesellschaft	—	12
Raiffeisen Bank International AG	—	4
Strabag SE	—	1
Telekom Austria Aktiengesellschaft	—	2
Verbund AG	—	7
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	2
voestalpine AG	—	4
		67
Portugal 0.0%
EDP - Energias de Portugal, S.A.	7	30
EDP Renovaveis, S.A.	1	10
Galp Energia, SGPS, S.A.	1	10
Jeronimo Martins, SGPS, S.A.	1	12
		62
United Arab Emirates 0.0%
Mediclinic International PLC	1	5
Russian Federation 0.0%
Publichnoe Aktsionernoe Obshchestvo Severstal - GDR (c) (e)	15	—
TCS Group Holding PLC - GDR (a) (c) (e)	5	—
Total Common Stocks (cost $725,708)		573,646
GOVERNMENT AND AGENCY OBLIGATIONS 18.0%
Japan 7.0%
Cabinet Office, Government of Japan
0.10%, 12/01/22 - 06/20/30, JPY	4,475,200	30,865
0.01%, 07/01/23 - 12/20/26, JPY	727,500	5,030
0.60%, 12/20/23 - 12/20/37, JPY	838,700	5,824
2.20%, 09/20/26 - 03/20/50, JPY	314,250	2,443
1.50%, 03/20/34, JPY	28,850	223
1.40%, 09/20/34 - 03/20/55, JPY	545,100	3,923
1.20%, 03/20/35, JPY	371,100	2,772
1.30%, 06/20/35, JPY	352,900	2,664
0.70%, 03/20/37, JPY	218,050	1,513
0.40%, 06/20/40 - 03/20/50, JPY	995,700	6,083
2.00%, 03/20/42, JPY	236,350	1,934
1.90%, 09/20/42, JPY	346,150	2,790
0.90%, 03/20/57, JPY	362,900	2,176
Japan Bank For International Cooperation
1.63%, 01/20/27	272	242
		68,482
Italy 2.8%
Segretariato Generale Della Presidenza Della Repubblica
0.05%, 01/15/23, EUR	7,190	7,022
0.95%, 03/01/23, EUR (e)	4,850	4,739
0.88%, 05/06/24	1,528	1,418
0.00%, 08/15/24, EUR	435	404

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
0.35%, 02/01/25, EUR	2,710	2,492
1.85%, 07/01/25, EUR (e)	924	870
0.00%, 04/01/26, EUR (e)	120	104
0.95%, 09/15/27 - 06/01/32, EUR	4,890	4,074
0.45%, 02/15/29, EUR	2,830	2,231
2.45%, 09/01/33 - 09/01/50, EUR (e)	1,067	847
2.25%, 09/01/36, EUR (e)	1,148	873
4.00%, 02/01/37, EUR (e)	20	19
3.25%, 03/01/38, EUR	1,551	1,301
1.50%, 04/30/45, EUR (e)	749	431
3.45%, 03/01/48, EUR (e)	139	116
3.85%, 09/01/49, EUR (e)	132	117
2.15%, 09/01/52, EUR	723	448
2.80%, 03/01/67, EUR (e)	296	203
2.15%, 03/01/72, EUR (e)	70	40
		27,749
United States of America 1.9%
Treasury, United States Department of
0.13%, 01/31/23 (f)	18,886	18,662
France 1.3%
Gouvernement De France
0.50%, 05/25/26, EUR (e)	538	497
2.75%, 10/25/27, EUR (e)	785	786
0.50%, 05/25/29, EUR (e)	1,790	1,556
1.50%, 05/25/31, EUR (e)	4,290	3,892
1.25%, 05/25/34, EUR (e)	3,384	2,793
4.75%, 04/25/35, EUR (e)	8	9
1.75%, 06/25/39 - 05/25/66, EUR (e)	559	393
3.25%, 05/25/45, EUR (e)	751	764
2.00%, 05/25/48, EUR (e)	788	632
0.75%, 05/25/52, EUR (e)	275	153
0.75%, 05/25/53, EUR	250	135
4.00%, 04/25/55, EUR	633	740
		12,350
United Kingdom 1.1%
HM Treasury
1.63%, 10/22/28, GBP (e)	2,700	2,587
4.75%, 12/07/38, GBP	2,362	2,805
0.88%, 01/31/46, GBP (e)	1,555	922
4.25%, 12/07/46, GBP	635	736
1.75%, 01/22/49, GBP	1,868	1,357
0.63%, 10/22/50, GBP (e)	813	411
1.75%, 07/22/57, GBP (e)	307	218
0.50%, 10/22/61, GBP (e)	910	391
2.50%, 07/22/65, GBP (e)	865	772
3.50%, 07/22/68, GBP (e)	99	114
		10,313
Spain 1.0%
Estado Espanol
1.95%, 04/30/26, EUR (e)	2,583	2,488
1.45%, 10/31/27, EUR (e)	387	357
1.40%, 07/30/28, EUR (e)	1,652	1,499
0.70%, 04/30/32, EUR	2,702	2,104
2.35%, 07/30/33, EUR	438	393
4.20%, 01/31/37, EUR (e)	1,141	1,214
4.70%, 07/30/41, EUR	657	750
1.00%, 07/30/42 - 10/31/50, EUR	1,062	642
2.70%, 10/31/48, EUR (e)	146	121
3.45%, 07/30/66, EUR	379	347
		9,915
Canada 0.8%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (g)	140	93
Government of Canada
1.75%, 03/01/23 - 12/01/53, CAD	2,515	1,719
2.25%, 03/01/24 - 06/01/29, CAD	2,035	1,436
1.00%, 09/01/26, CAD	1,440	949
1.50%, 12/01/31, CAD	350	220
4.00%, 06/01/41, CAD	80	64
2.75%, 12/01/48 - 12/01/64, CAD	853	574
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	827
0.01%, 11/25/30, EUR (e)	1,655	1,250
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	28
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	214
2.95%, 06/18/50, CAD	160	94
		7,468
Germany 0.5%
Bundesrepublik Deutschland
0.00%, 11/15/28 - 08/15/50, EUR	2,916	2,347
0.00%, 05/15/35 - 05/15/36, EUR (e)	2,519	1,844
2.50%, 07/04/44, EUR (e)	580	603
1.25%, 08/15/48, EUR (e)	220	179
		4,973
Belgium 0.3%
Service Public Federal Chancellerie Du Premier Ministre
0.80%, 06/22/28, EUR (e)	681	613
0.10%, 06/22/30, EUR (e)	918	752
3.00%, 06/22/34, EUR (e)	620	612
1.90%, 06/22/38, EUR (e)	569	475
3.75%, 06/22/45, EUR (e)	249	268
1.60%, 06/22/47, EUR (h)	190	139
1.70%, 06/22/50, EUR	102	74
2.25%, 06/22/57, EUR	178	146
2.15%, 06/22/66, EUR (e)	185	148
		3,227
Australia 0.3%
Commonwealth of Australia
0.25%, 11/21/25, AUD (e)	1,214	701
2.75%, 11/21/28, AUD (e)	2,535	1,535
3.75%, 04/21/37, AUD (e)	397	245
2.75%, 05/21/41, AUD (e)	165	87
3.00%, 03/21/47, AUD (e)	256	136
1.75%, 06/21/51, AUD (e)	236	92
		2,796
Netherlands 0.3%
Staat der Nederlanden
0.75%, 07/15/28, EUR	635	575
0.00%, 07/15/31 - 01/15/52, EUR	1,036	731
4.00%, 01/15/37, EUR (e)	635	721
0.50%, 01/15/40, EUR	755	525
		2,552
Saudi Arabia 0.2%
Government of Saudi Arabia
2.25%, 02/02/33 (h)	322	251
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,003
3.25%, 10/26/26 (e)	918	870
		2,124
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (h)	601	580
The United Arab Emirates, Government of
2.50%, 10/11/22 (e)	655	655
		1,235
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,136
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (e)	28	4
1.75%, 11/15/25, DKK (e)	803	104
0.50%, 11/15/27, DKK	1,223	146
0.50%, 11/15/29, DKK (e)	2,011	231
0.00%, 11/15/31, DKK (e)	810	84
4.50%, 11/15/39, DKK (e)	2,136	354
		923
Sweden 0.1%
OSMTH of the Kingdom Of Sweden
1.50%, 11/13/23, SEK (e)	35	3
2.50%, 05/12/25, SEK (e)	3,300	297
0.75%, 05/12/28, SEK (e)	1,895	156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2.25%, 06/01/32, SEK (e)	1,525	139
3.50%, 03/30/39, SEK (e)	920	99
		694
South Korea 0.1%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (i)	490	437
Hungary 0.0%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (h)	257	181
2.13%, 09/22/31 (h)	331	226
		407
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	363
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (h)	455	263
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	124
Total Government And Agency Obligations (cost $220,640)		176,193
CORPORATE BONDS AND NOTES 8.0%
United States of America 4.9%
Acrisure, LLC
7.00%, 11/15/25 (h)	98	90
Adtalem Global Education Inc.
5.50%, 03/01/28 (h)	1	1
AECOM
5.13%, 03/15/27	13	12
Aethon United BR LP
8.25%, 02/15/26 (h)	185	179
Allegiant Travel Company
7.25%, 08/15/27 (h)	185	175
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (h)	58	50
Allied Universal Holdco LLC
6.63%, 07/15/26 (h)	399	356
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (h) (j) (k)	351	240
AMC Networks, Inc.
4.75%, 08/01/25	56	50
American Airlines Group Inc.
3.75%, 03/01/25 (b) (h)	401	328
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	1	1
AMN Healthcare, Inc.
4.63%, 10/01/27 (h)	57	51
AmWINS Group, Inc.
4.88%, 06/30/29 (h)	5	4
Antero Midstream Partners LP
7.88%, 05/15/26 (h)	257	258
APX Group, Inc.
6.75%, 02/15/27 (h)	159	149
Aramark Services, Inc.
6.38%, 05/01/25 (h)	183	179
Arches Buyer Inc.
4.25%, 06/01/28 (h)	5	4
Archrock Partners, L.P.
6.88%, 04/01/27 (h)	110	99
Arconic Corporation
6.00%, 05/15/25 (h)	153	147
Artera Services, LLC
9.03%, 12/04/25 (h)	205	165
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (h)	166	160
AssuredPartners, Inc.
7.00%, 08/15/25 (h)	45	42
5.63%, 01/15/29 (h)	5	4
Audacy, Inc.
6.75%, 03/31/29 (h)	2	—
Avient Corporation
5.75%, 05/15/25 (h)	55	53
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (h)	5	4
B&G Foods, Inc.
5.25%, 09/15/27	46	37
Ball Corporation
4.88%, 03/15/26	184	175
Bath & Body Works, Inc.
7.50%, 06/15/29	5	5
Bausch Health Companies Inc.
5.50%, 11/01/25 (h)	399	319
9.00%, 12/15/25 (h)	5	3
9.25%, 04/01/26 (h)	970	575
8.50%, 01/31/27 (h)	5	2
5.75%, 08/15/27 (h)	190	128
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (h)	12	10
Big River Steel LLC
6.63%, 01/31/29 (h)	3	3
Block, Inc.
2.75%, 06/01/26	183	157
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (h)	4	3
Boxer Parent Company Inc.
7.13%, 10/02/25 (h)	131	128
Boyd Gaming Corporation
4.75%, 12/01/27	2	2
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (b) (h)	54	39
BroadStreet Partners, Inc.
5.88%, 04/15/29 (h)	5	4
Brookfield Property REIT Inc.
5.75%, 05/15/26 (h)	339	308
4.50%, 04/01/27 (h)	6	5
Buckeye Partners, L.P.
4.13%, 03/01/25 (h)	6	5
California Resources Corporation
7.13%, 02/01/26 (h)	20	19
Calpine Corporation
4.50%, 02/15/28 (h)	57	50
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (h)	152	156
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (h)	6	5
Carvana Co.
5.63%, 10/01/25 (b) (h)	248	173
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (h)	10	9
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (h)	149	137
CEC Entertainment Company, LLC
6.75%, 05/01/26 (h)	274	247
CenterPoint Energy Resources Corp.
3.60%, (3 Month USD LIBOR + 0.50%), 03/02/23 (l)	500	499
Century Communities, Inc.
6.75%, 06/01/27	2	2
Chesapeake Energy Corporation
5.50%, 02/01/26 (h)	190	182
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	111	103
Clarios Global LP
6.25%, 05/15/26 (h)	470	449
8.50%, 05/15/27 (h)	12	11
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (h)	5	4
7.75%, 04/15/28 (b) (h)	6	4
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (h)	238	234
5.88%, 06/01/27 (b)	57	51
CNX Resources Corporation
7.25%, 03/14/27 (h)	17	17
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (h)	2	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Colt Merger Sub, Inc.
5.75%, 07/01/25 (h)	230	222
Commscope Finance LLC
6.00%, 03/01/26 (h)	100	92
8.25%, 03/01/27 (h)	400	331
Community Health Systems, Inc.
8.00%, 03/15/26 (h)	118	103
5.63%, 03/15/27 (h)	590	454
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	5	5
Consolidated Communications, Inc.
6.50%, 10/01/28 (h)	8	6
CoreCivic, Inc.
8.25%, 04/15/26	172	171
CoreLogic, Inc.
4.50%, 05/01/28 (h)	2	1
Coty Inc.
5.00%, 04/15/26 (h)	311	285
Crescent Energy Finance LLC
7.25%, 05/01/26 (h)	181	163
Crestwood Midstream Partners LP
5.63%, 05/01/27 (h)	210	190
Crown Americas LLC
4.75%, 02/01/26	207	193
CrownRock, L.P.
5.63%, 10/15/25 (h)	262	251
CVR Energy, Inc.
5.25%, 02/15/25 (h)	161	146
CVR Partners, LP
6.13%, 06/15/28 (h)	9	8
Darling Ingredients Inc.
5.25%, 04/15/27 (h)	141	133
Delta Air Lines, Inc.
7.38%, 01/15/26 (b)	274	277
4.38%, 04/19/28	44	37
Deluxe Corporation
8.00%, 06/01/29 (h)	6	5
Diamond Sports Group, LLC
5.38%, 08/15/26 (h)	599	119
Diebold Nixdorf, Incorporated
9.38%, 07/15/25 (b) (h)	120	91
DIRECTV Financing, LLC
5.88%, 08/15/27 (h)	697	602
DISH DBS Corporation
5.25%, 12/01/26 (h)	551	455
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	249	235
Eco Material Technologies Inc.
7.88%, 01/31/27 (h)	151	134
Eldorado Resorts, Inc.
6.25%, 07/01/25 (h)	888	856
8.13%, 07/01/27 (b) (h)	6	6
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (h)	2	2
Enstar Finance LLC
5.50%, 01/15/42	2	2
EQM Midstream Partners, LP
6.00%, 07/01/25 (h)	50	46
7.50%, 06/01/27 (h)	67	64
6.50%, 07/01/27 (h)	21	19
Eversource Energy
2.80%, 05/01/23	1,000	989
Exela International L.L.C.
11.50%, 07/15/26 (h)	98	29
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (h)	156	137
5.88%, 04/01/29 (h)	3	2
FirstCash Holdings, Inc.
4.63%, 09/01/28 (h)	1	1
FirstEnergy Corp.
4.40%, 07/15/27 (j) (m)	5	5
Ford Motor Credit Company LLC
3.37%, 11/17/23	731	707
2.70%, 08/10/26	1,383	1,146
4.13%, 08/17/27	5	4
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (h)	226	213
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (h)	179	142
Freedom Mortgage Corporation
6.63%, 01/15/27 (h)	124	88
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (h)	8	7
Gates Global LLC
6.25%, 01/15/26 (h)	157	146
Genesis Energy, L.P.
6.50%, 10/01/25	104	94
8.00%, 01/15/27	200	175
7.75%, 02/01/28	5	4
Glatfelter Corporation
4.75%, 11/15/29 (h)	2	1
Glencore Funding LLC
4.13%, 05/30/23 (h)	1,000	993
Grand Canyon University
4.13%, 10/01/24	30	28
Gray Escrow, Inc.
7.00%, 05/15/27 (h)	179	168
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (h)	156	138
Gulfport Energy Operating Corporation
8.00%, 05/17/26	150	149
Hat Holdings I LLC
3.38%, 06/15/26 (h)	237	190
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (h)	105	93
Herc Holdings Inc.
5.50%, 07/15/27 (h)	70	63
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (h)	267	218
Hess Infrastructure Partners LP
5.63%, 02/15/26 (h)	193	183
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (h)	141	138
3.75%, 05/01/29 (h)	1	1
Home Point Capital Inc.
5.00%, 02/01/26 (h)	141	88
Howmet Aerospace Inc.
6.88%, 05/01/25	101	102
HUB International Limited
7.00%, 05/01/26 (h)	348	330
5.63%, 12/01/29 (h)	1	1
Hughes Satellite Systems Corporation
6.63%, 08/01/26	3	3
IAA Spinco Inc.
5.50%, 06/15/27 (h)	92	84
Icahn Enterprises L.P.
4.75%, 09/15/24	46	43
6.25%, 05/15/26	397	371
5.25%, 05/15/27	509	447
iHeartCommunications, Inc.
6.38%, 05/01/26	17	16
8.38%, 05/01/27 (b)	354	298
5.25%, 08/15/27 (h)	306	261
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	35
4.40%, 01/26/26, CAD	490	360
Ipalco Enterprises Inc
4.25%, 05/01/30	426	371
Iron Mountain Incorporated
5.25%, 03/15/28 (h)	56	49
iStar Inc.
4.75%, 10/01/24	19	19
4.25%, 08/01/25	163	159
Kaiser Aluminum Corporation
4.63%, 03/01/28 (h)	5	4
KAR Auction Services, Inc.
5.13%, 06/01/25 (b) (h)	12	12
Kennedy-Wilson, Inc.
4.75%, 03/01/29	5	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
LABL Escrow Issuer LLC
6.75%, 07/15/26 (h)	182	165
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (h)	177	145
Laredo Petroleum, Inc.
9.50%, 01/15/25	67	67
Las Vegas Sands Corp.
2.90%, 06/25/25	411	370
3.50%, 08/18/26	50	44
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (h)	508	455
Level 3 Financing, Inc.
4.63%, 09/15/27 (h)	78	65
4.25%, 07/01/28 (h)	64	50
Life Time, Inc.
5.75%, 01/15/26 (h)	221	202
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (h)	66	64
3.75%, 01/15/28 (h)	14	12
Logan Merger Sub, Inc.
5.50%, 09/01/27 (h)	42	26
LSF9 Atlantis
7.75%, 02/15/26 (h)	204	182
Lumen Technologies Inc.
4.00%, 02/15/27 (h)	276	235
Magnum Management Corporation
5.50%, 05/01/25 (h)	228	220
Matador Resources Company
5.88%, 09/15/26	238	230
Mattel, Inc.
3.38%, 04/01/26 (h)	162	145
Maxar Technologies Inc.
7.75%, 06/15/27 (h)	41	38
Mercer International Inc.
5.13%, 02/01/29	8	7
Metropolitan Edison Company
3.50%, 03/15/23 (h)	554	551
MGIC Investment Corporation
5.25%, 08/15/28	5	4
MGM Resorts International
6.75%, 05/01/25	402	396
5.50%, 04/15/27	6	5
Millennium Escrow Corporation
6.63%, 08/01/26 (h)	204	163
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (h)	222	186
Molina Healthcare, Inc.
4.38%, 06/15/28 (h)	6	5
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27 (h)	71	66
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1	1
Murphy Oil Corporation
5.88%, 12/01/27	3	3
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (h)	89	86
MVC Acquisition Corp.
5.75%, 08/01/28 (h)	7	6
8.00%, 08/01/29 (h)	11	9
Nabors Industries, Inc.
5.75%, 02/01/25	353	321
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (h)	279	238
Navient Corporation
6.75%, 06/15/26	254	231
5.00%, 03/15/27	115	95
NCR Corporation
5.00%, 10/01/28 (h)	8	6
Netflix, Inc.
3.63%, 06/15/25 (h)	91	86
New Fortress Energy Inc.
6.75%, 09/15/25 (h)	522	494
6.50%, 09/30/26 (h)	9	8
Newell Brands Inc.
4.88%, 06/01/25	52	50
6.38%, 09/15/27	86	85
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	349	321
Nexstar Media Group, Inc.
4.75%, 11/01/28 (h)	5	4
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (h)	169	162
4.50%, 09/15/27 (h)	94	86
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	418	372
Nielsen Finance LLC
5.63%, 10/01/28 (h)	9	9
NMG Holding Company, Inc.
7.13%, 04/01/26 (h)	343	317
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (h)	47	44
Novelis Corporation
3.25%, 11/15/26 (h)	222	187
4.75%, 01/30/30 (h)	7	6
NRG Energy, Inc.
5.75%, 01/15/28	38	35
NuStar Logistics, L.P.
5.75%, 10/01/25	35	32
6.00%, 06/01/26	141	130
5.63%, 04/28/27	18	16
Occidental Petroleum Corporation
6.95%, 07/01/24	594	610
8.00%, 07/15/25	202	215
8.50%, 07/15/27	54	58
OGE Energy Corp.
0.70%, 05/26/23	500	487
Olin Corporation
5.63%, 08/01/29	9	8
On Semiconductor Corporation
3.88%, 09/01/28 (h)	1	1
Onemain Finance Corporation
6.13%, 03/15/24	611	589
6.88%, 03/15/25	14	13
7.13%, 03/15/26	10	9
3.50%, 01/15/27	20	16
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (h)	18	16
Paramount Global
6.38%, 03/30/62	58	50
Party City Holdings Inc.
8.75%, 02/15/26 (h)	205	118
PBF Holding Company LLC
7.25%, 06/15/25	45	43
PDC Energy, Inc.
5.75%, 05/15/26	187	173
Pearl Merger Sub Inc.
6.75%, 10/01/28 (h)	1	1
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (h)	2	2
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (h)	139	119
Penske Automotive Group, Inc.
3.50%, 09/01/25	69	64
Performance Food Group Company
5.50%, 10/15/27 (h)	55	50
Pike Corporation
5.50%, 09/01/28 (h)	62	50
Presidio Holdings, Inc.
4.88%, 02/01/27 (h)	261	231
Prestige Brands, Inc.
5.13%, 01/15/28 (h)	5	4
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (h)	208	203
5.75%, 04/15/26 (h)	132	124
3.38%, 08/31/27 (h)	171	144
6.25%, 01/15/28 (h)	1	1
QVC, Inc.
4.75%, 02/15/27	300	227
Rackspace Technology, Inc.
3.50%, 02/15/28 (h)	7	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
4.50%, 09/15/26 (h)	219	180
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (h)	61	51
RHP Hotel Properties, LP
4.75%, 10/15/27	1	1
Rite Aid Corporation
7.50%, 07/01/25 (h)	190	144
8.00%, 11/15/26 (b) (h)	17	12
Rithm Capital Corp.
6.25%, 10/15/25 (h)	41	35
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (h)	26	22
Rocket Mortgage, LLC
2.88%, 10/15/26 (h)	262	216
RP Escrow Issuer LLC
5.25%, 12/15/25 (h)	202	167
Sabre GLBL Inc.
7.38%, 09/01/25 (h)	335	300
Safeway Inc.
3.25%, 03/15/26 (h)	552	487
Sands China Ltd.
4.30%, 01/08/26 (j) (m)	654	560
SBA Communications Corporation
3.88%, 02/15/27	284	252
Scientific Games International, Inc.
8.63%, 07/01/25 (h)	55	56
Scih Salt Holdings Inc.
6.63%, 05/01/29 (b) (h)	8	6
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (h)	230	179
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (b) (h)	5	4
Select Medical Corporation
6.25%, 08/15/26 (h)	247	232
Service Properties Trust
4.35%, 10/01/24	343	302
Shutterfly, LLC
8.50%, 10/01/26 (h)	34	22
Sirius XM Radio Inc.
3.13%, 09/01/26 (h)	232	204
5.00%, 08/01/27 (h)	1	1
Six Flags Operations Inc.
5.50%, 04/15/27 (b) (h)	57	50
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	—	—
SLM Corporation
4.20%, 10/29/25	107	96
3.13%, 11/02/26	7	6
Southwestern Energy Company
5.70%, 01/23/25 (j) (m)	2	2
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (h)	190	159
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (h)	321	303
Sprint Capital Corporation
8.75%, 03/15/32	1	1
Sprint Corporation
7.63%, 03/01/26	312	324
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)	5	5
Standard Industries Inc.
4.75%, 01/15/28 (h)	5	4
Staples, Inc.
7.50%, 04/15/26 (h)	327	275
10.75%, 04/15/27 (b) (h)	282	209
Starwood Property Trust, Inc.
4.38%, 01/15/27 (h)	148	126
Stericycle, Inc.
5.38%, 07/15/24 (h)	23	22
Summit Midstream Holdings, LLC
8.50%, 10/15/26 (h)	276	259
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (b) (h)	188	183
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (h)	158	156
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (h)	62	58
Tegna Inc.
4.75%, 03/15/26 (h)	150	145
Tenet Healthcare Corporation
4.88%, 01/01/26 (h)	611	567
6.25%, 02/01/27 (h)	170	159
Tenneco Inc.
7.88%, 01/15/29 (h)	51	50
5.13%, 04/15/29 (h)	1	1
Terraform Power Operating, LLC
5.00%, 01/31/28 (h)	1	1
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (h)	1	1
The Brink's Company
4.63%, 10/15/27 (h)	59	52
The Howard Hughes Corporation
5.38%, 08/01/28 (h)	3	2
The Providence Service Corporation
5.88%, 11/15/25 (h)	144	133
The William Carter Company
5.63%, 03/15/27 (h)	142	133
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (h)	306	261
Townsquare Media, Inc.
6.88%, 02/01/26 (h)	40	37
TransDigm Inc.
8.00%, 12/15/25 (h)	426	432
6.25%, 03/15/26 (h)	667	647
7.50%, 03/15/27	3	3
5.50%, 11/15/27	6	5
Transocean Inc
11.50%, 01/30/27 (h)	280	260
Travel + Leisure Co.
6.63%, 07/31/26 (h)	168	158
TripAdvisor, Inc.
7.00%, 07/15/25 (h)	143	139
Triumph Group, Inc.
6.25%, 09/15/24 (h)	17	15
Tutor Perini Corporation
6.88%, 05/01/25 (h)	47	35
U.S. Acute Care Solutions, LLC
6.38%, 03/01/26 (h)	3	2
U.S. Foods Inc.
6.25%, 04/15/25 (h)	228	225
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (h)	21	21
8.00%, 11/01/26 (h)	468	468
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (h)	6	5
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (h)	408	364
United Rentals (North America), Inc.
4.88%, 01/15/28	5	5
United States Steel Corporation
6.88%, 03/01/29 (b)	49	45
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (h)	133	116
5.75%, 06/15/27 (h)	157	126
Uniti Group Inc.
7.88%, 02/15/25 (h)	448	436
Univision Communications Inc.
6.63%, 06/01/27 (h)	94	89
4.50%, 05/01/29 (h)	5	4
Urban One, Inc.
7.38%, 02/01/28 (h)	6	5
USA Compression Finance Corp.
6.88%, 04/01/26	184	169
Vail Resorts, Inc.
6.25%, 05/15/25 (h)	157	155
Vector Group Ltd.
10.50%, 11/01/26 (h)	153	142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Vericast Corp.
11.00%, 09/15/26 (h)	262	258
Veritas USA Inc.
7.50%, 09/01/25 (h)	362	277
ViaSat, Inc.
5.63%, 09/15/25 (h)	298	231
Victoria's Secret & Co.
4.63%, 07/15/29 (h)	1	1
Viking Cruises Limited
5.88%, 09/15/27 (h)	9	7
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	460	431
5.00%, 07/31/27 (h)	198	179
Volkswagen Group of America, Inc.
3.13%, 05/12/23 (h)	1,000	988
W&T Offshore, Inc.
9.75%, 11/01/23 (h)	1	1
W. R. Grace Holdings LLC
5.63%, 08/15/29 (h)	8	6
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (h)	140	129
Waste Pro USA, Inc.
5.50%, 02/15/26 (h)	219	194
Watco Companies, L.L.C.
6.50%, 06/15/27 (h)	82	75
WESCO Distribution, Inc.
7.13%, 06/15/25 (h)	316	316
Western Midstream Operating, LP
3.35%, 02/01/25 (j) (m)	32	30
White Cap Buyer LLC
6.88%, 10/15/28 (h)	1	1
Windstream Escrow, LLC
7.75%, 08/15/28 (h)	17	14
Wolverine Escrow LLC
9.00%, 11/15/26 (h)	68	41
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (h)	159	156
Xerox Holdings Corporation
5.00%, 08/15/25 (h)	52	47
XHR LP
6.38%, 08/15/25 (h)	141	136
XPO Logistics, Inc.
6.25%, 05/01/25 (h)	144	144
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (h)	322	259
		48,450
Canada 0.8%
Air Canada
3.88%, 08/15/26 (h)	26	22
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (n)	17	14
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (h)	160	141
Bausch Health Companies Inc.
7.00%, 01/15/28 (h)	27	10
Baytex Energy Corp.
8.75%, 04/01/27 (b) (h)	60	60
Bombardier Inc.
7.50%, 03/15/25 (h)	5	5
7.13%, 06/15/26 (h)	671	616
7.88%, 04/15/27 (h)	18	17
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (h)	84	70
Clarios Global LP
6.75%, 05/15/25 (h)	9	9
Garda World Security Corporation
4.63%, 02/15/27 (h)	155	133
GFL Environmental Inc.
3.75%, 08/01/25 (h)	19	18
5.13%, 12/15/26 (h)	221	206
GW B-CR Security Corporation
9.50%, 11/01/27 (h)	5	4
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	115	96
MEG Energy Corp.
7.13%, 02/01/27 (h)	262	266
Methanex Corporation
5.25%, 12/15/29	1	1
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (e)	2,000	1,841
1.13%, 05/15/26, GBP (e)	2,700	2,604
1.10%, 10/19/27, CAD (h)	297	187
0.10%, 05/19/28, EUR (e)	875	722
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (b) (h)	140	139
4.38%, 01/15/28 (h)	3	3
3.50%, 02/15/29 (h)	1	1
Strathcona Resources Ltd.
6.88%, 08/01/26 (h)	122	104
Telesat Canada
5.63%, 12/06/26 (h)	36	17
Titan Acquisition Limited
7.75%, 04/15/26 (h)	174	139
		7,445
Netherlands 0.6%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (h)	3	3
American Airlines, Inc.
5.50%, 04/20/26 (h)	849	798
5.75%, 04/20/29 (h)	1	1
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (h)	259	245
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (h)	374	350
5.25%, 08/15/27 (h)	320	201
BNG Bank N.V.
0.75%, 11/13/23, AUD	830	512
Diamond (BC) B.V.
4.63%, 10/01/29 (h)	8	6
Elastic N.V.
4.13%, 07/15/29 (h)	1	1
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (h)	161	146
Nederlandse Waterschapsbank N.V.
2.00%, 12/16/24, GBP (e)	2,570	2,687
3.50%, 07/20/27, AUD	460	279
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (h)	280	253
		5,482
South Korea 0.5%
Korea Electric Power Corp
0.75%, 01/27/26 (h)	755	660
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (e)	1,990	1,840
0.75%, 09/21/25	1,618	1,439
2.63%, 05/26/26	1,050	974
		4,913
France 0.4%
Altice France Holding S.A.
8.13%, 02/01/27 (h)	341	305
BNP Paribas
3.50%, 03/01/23 (h)	300	298
Dexia Credit Local
0.50%, 07/22/23, GBP (e)	1,200	1,297
0.25%, 12/11/24, GBP (e)	700	704
1.25%, 10/27/25, EUR (e)	1,000	933
		3,537
Singapore 0.2%
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	250	237
1.63%, 08/02/31 (h)	1,151	911
2.38%, 08/02/41 (h)	626	452
		1,600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (e)	1,000	960
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (h)	153	133
		1,093
Panama 0.1%
Carnival Corporation
10.50%, 02/01/26 (h)	175	173
7.63%, 03/01/26 (h)	817	621
5.75%, 03/01/27 (h)	45	32
9.88%, 08/01/27 (h)	105	103
		929
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	882
United Kingdom 0.1%
Connect Finco SARL
6.75%, 10/01/26 (h)	200	175
EG Global Finance PLC
6.75%, 02/07/25 (h)	302	271
International Game Technology PLC
4.13%, 04/15/26 (h)	255	233
Vodafone Group Public Limited Company
3.25%, 06/04/81	55	44
		723
Liberia 0.1%
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (h)	698	534
5.38%, 07/15/27 (h)	229	168
		702
Germany 0.1%
KfW
0.00%, 12/15/22, EUR (i)	70	68
3.20%, 09/11/26, AUD	880	540
		608
Bermuda 0.0%
Nabors Industries Ltd
7.25%, 01/15/26 (h)	119	104
NCL Corporation Ltd.
3.63%, 12/15/24 (h)	270	229
5.88%, 03/15/26 - 02/15/27 (h)	131	105
Viking Cruises Limited
13.00%, 05/15/25 (h)	40	42
7.00%, 02/15/29 (b) (h)	8	6
Weatherford International Ltd.
8.63%, 04/30/30 (h)	6	5
		491
Australia 0.0%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (h)	51	50
4.50%, 09/15/27 (h)	149	132
Westpac Banking Corporation
2.00%, 01/13/23	307	305
		487
Macau 0.0%
MGM China Holdings Limited
4.75%, 02/01/27 (h)	591	457
Cayman Islands 0.0%
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (h) (j) (k)	370	278
Hong Kong 0.0%
Wynn Macau, Limited
5.50%, 01/15/26 (h)	288	219
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (h)	200	192
Luxembourg 0.0%
Altice France
10.50%, 05/15/27 (h)	200	157
Camelot Finance S.A.
4.50%, 11/01/26 (h)	9	8
		165
Switzerland 0.0%
Transocean Poseidon Limited
6.88%, 02/01/27 (h)	54	50
Finland 0.0%
Nokia Oyj
4.38%, 06/12/27	3	3
Total Corporate Bonds And Notes (cost $88,086)		78,706
PREFERRED STOCKS 0.6%
Switzerland 0.2%
Chocoladefabriken Lindt & Sprungli AG	—	29
Roche Holding AG	6	2,089
Schindler Holding AG	—	15
		2,133
Germany 0.2%
Bayerische Motoren Werke Aktiengesellschaft	—	10
Henkel AG & Co. KGaA (n)	—	24
Porsche Automobil Holding SE (n)	—	20
Sartorius Aktiengesellschaft	—	22
Volkswagen Aktiengesellschaft (n)	16	2,032
		2,108
Brazil 0.2%
Gerdau S.A.	64	289
Itau Unibanco Holding S.A. (n)	102	530
Petroleo Brasileiro S/A Petrobras. (a) (n)	215	1,195
		2,014
Spain 0.0%
Grifols, S.A.	1	4
Italy 0.0%
Telecom Italia SPA	14	2
Total Preferred Stocks (cost $7,927)		6,261
WARRANTS 0.1%
China 0.1%
Acrobiosystems Co., Ltd (a) (o)	2	43
Amoy Diagnostics Co., Ltd. (a) (o)	18	59
Bestechnic (Shanghai) Co., Ltd. (a) (o)	3	45
BNP Paribas Issuance B.V. (a) (o)	2	36
Centre Testing International Group Co. Ltd. (a) (o)	9	27
Centre Testing International Group Co. Ltd. (a) (o)	39	111
Chacha Food Company, Limited (a) (o)	12	78
Dongguan Yiheda Automation Co., Ltd. (a) (o)	7	58
Hangzhou Hikvision Digital Technology Co., Ltd. (a) (o)	4	85
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (o)	24	150
OPT Machine Vision Tech Co., Ltd. (a) (o)	3	62
Shanghai Liangxin Electrical Co., Ltd. (a) (o)	30	50
Starpower Semiconductor Ltd. (a) (o)	1	39
Zhejiang SUPCON Technology Co., Ltd. (a) (o)	9	93
Total Warrants (cost $1,284)		936
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF	1	37
Total Investment Companies (cost $40)		37
RIGHTS 0.0%
Brazil 0.0%
Localiza Rent A Car S/A (a) (o)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 13.4%
Investment Companies 8.2%
JNL Government Money Market Fund, 2.68% (p) (q)	80,038	80,038
Treasury Securities 2.8%
Cabinet Office, Government of Japan
-0.20%, 12/12/22, JPY (r)	550,000	3,801
Government of Canada
1.60%, 01/05/23, CAD (r)	10,918	7,830

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
1.20%, 02/02/23, CAD (r)	10,939	7,821
1.80%, 03/02/23, CAD (r)	10,965	7,815
		27,267
Commercial Paper 1.7%
Amazon.com, Inc.
3.59%, 12/28/22 (r)	1,000	991
Australia and New Zealand Banking Group Limited
3.65%, 12/28/22 (r)	1,000	991
Cafco LLC
3.90%, 01/09/23 (r)	1,000	989
Caisse des Depots et Consignations
3.73%, 01/06/23 (r)	1,000	990
CDP Financiere Inc.
3.96%, 02/01/23 (r)	1,000	987
DBS Bank Ltd.
3.78%, 01/06/23 (r)	700	693
4.31%, 03/20/23 (r)	600	588
Evergy Missouri West, Inc.
3.70%, 11/03/22 (r)	250	249
Export Development Canada
3.95%, 03/02/23 (r)	1,000	983
Federation des caisses Desjardins du Quebec
3.63%, 12/19/22 (r)	1,000	992
First Abu Dhabi Bank P.J.S.C.
3.39%, 11/29/22 (r)	1,000	994
GTA Funding LLC
4.05%, 01/25/23 (r)	1,000	987
HSBC USA Inc.
3.65%, 12/15/22 (r)	300	298
KB Kookmin Bank Labor Union
5.05%, 09/25/23 (r)	293	279
LMA-Americas LLC
3.40%, 11/21/22 (r)	1,000	995
Mitsubishi UFJ Trust & Banking Corp
3.52%, 12/01/22 (r)	1,000	993
Pacific Life Short Term Funding, LLC
3.55%, 12/29/22 (r)	950	941
PSP Capital Inc.
3.77%, 01/06/23 (r)	1,000	990
Skandinaviska Enskilda Banken AB
2.45%, 02/06/23 (r)	1,000	986
Victory Receivables Corporation
3.85%, 12/19/22 (r)	1,000	991
		16,907
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (p) (q)	3,259	3,259
U.S. Treasury Bill 0.3%
Treasury, United States Department of
3.65%, 01/31/23 (r)	1,550	1,531
3.87%, 03/30/23 (r)	1,550	1,521
		3,052
Certificates of Deposit 0.1%
Royal Bank of Canada
4.08%, 02/24/23 (q)	1,000	993
Total Short Term Investments (cost $134,055)		131,516
Total Investments 98.5% (cost $1,177,740)		967,295
Total Securities Sold Short(0.1)% (proceeds $657)		(629)
Other Derivative Instruments0.6%		5,636
Other Assets and Liabilities, Net 1.0%		9,962
Total Net Assets 100.0%		982,264

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $47,679 and 4.9% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(n) Convertible security.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
United States of America (0.1%)
MasterCard Incorporated - Class A	(1)	(282)
Regeneron Pharmaceuticals, Inc.	—	(340)
Southwest Airlines Co.	—	(7)
Total Common Stocks (proceeds $657)		(629)
Total Securities Sold Short (0.1%) (proceeds $657)		(629)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/JPMorgan Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	—	2	2	—	—	—	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adevinta ASA - Class B	04/27/20	10	4	—
Adyen B.V.	01/14/22	152	92	—
AENA, S.M.E., S.A.	04/27/20	23	18	—
Alibaba Group Holding Limited	05/12/20	4,422	1,506	0.2
Allegro.eu	06/18/21	14	4	—
Amadeus IT Group, S.A.	04/27/20	58	49	—
Amundi	06/08/20	11	6	—
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	238	88	—
Autostore Holdings Ltd	12/17/21	8	3	—
BAWAG Group AG	04/27/20	8	9	—
Budweiser Brewing Company APAC Limited	04/27/20	680	589	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/11/21	1,005	635	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	11/02/21	1,545	1,209	0.1
Bundesrepublik Deutschland, 2.50%, 07/04/44	09/30/21	1,004	603	0.1
Bundesrepublik Deutschland, 1.25%, 08/15/48	09/30/22	179	179	—
Cellnex Telecom, S.A.	04/16/21	62	41	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,137	960	0.1
Commonwealth of Australia, 0.25%, 11/21/25	01/07/22	819	701	0.1
Commonwealth of Australia, 2.75%, 11/21/28	01/07/22	1,789	1,535	0.2
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	356	245	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	119	87	—
Commonwealth of Australia, 3.00%, 03/21/47	08/28/20	222	136	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	135	92	—
Convatec Group PLC	04/27/20	10	9	—
Covestro AG	06/08/20	22	13	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	4	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	118	104	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	312	231	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	85	84	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	566	354	—
Delivery Hero SE	05/12/20	832	370	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,113	882	0.1
Dexia Credit Local, 0.50%, 07/22/23	11/10/21	1,606	1,297	0.1
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	925	704	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,176	933	0.1
Dino Polska Spolka Akcyjna	05/12/20	430	416	—
EQT AB	06/22/20	19	13	—
ESR Cayman Limited	06/19/20	19	16	—
Estado Espanol, 1.95%, 04/30/26	04/27/20	2,974	2,488	0.3
Estado Espanol, 1.45%, 10/31/27	02/26/21	500	357	—
Estado Espanol, 1.40%, 07/30/28	06/26/19	2,077	1,499	0.2
Estado Espanol, 4.20%, 01/31/37	04/27/20	1,634	1,214	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	231	121	—
Evolution AB (publ)	06/24/20	41	34	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/03/21	137	92	—
Gouvernement De France, 0.50%, 05/25/26	03/31/21	633	497	0.1
Gouvernement De France, 2.75%, 10/25/27	12/30/21	1,023	786	0.1
Gouvernement De France, 0.50%, 05/25/29	09/30/22	1,552	1,556	0.2
Gouvernement De France, 1.50%, 05/25/31	08/11/21	4,678	3,892	0.4
Gouvernement De France, 1.25%, 05/25/34	04/27/20	4,215	2,793	0.3
Gouvernement De France, 4.75%, 04/25/35	08/09/19	14	9	—
Gouvernement De France, 1.75%, 06/25/39	07/31/19	16	10	—
Gouvernement De France, 3.25%, 05/25/45	04/27/20	1,343	764	0.1
Gouvernement De France, 2.00%, 05/25/48	06/30/21	1,247	632	0.1
Gouvernement De France, 0.75%, 05/25/52	01/29/21	256	153	—
Gouvernement De France, 1.75%, 05/25/66	01/18/21	738	383	—
HDFC Life Insurance Company Limited	06/17/21	623	458	—
HM Treasury, 1.63%, 10/22/28	06/30/22	2,875	2,587	0.3
HM Treasury, 0.88%, 01/31/46	04/22/21	1,697	922	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
HM Treasury, 0.63%, 10/22/50	06/17/21	684	411	—
HM Treasury, 1.75%, 07/22/57	08/11/21	534	218	—
HM Treasury, 0.50%, 10/22/61	09/28/22	317	391	—
HM Treasury, 2.50%, 07/22/65	04/27/20	1,915	772	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	245	114	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	97	96	—
ICICI Prudential Life Insurance Company Limited	01/17/22	322	253	—
Infrastrutture Wireless Italiane S.p.A.	06/08/20	9	7	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	8	6	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
Meituan - Class B	09/09/20	2,150	1,444	0.1
Nederlandse Waterschapsbank N.V., 2.00%, 12/16/24	09/20/22	2,796	2,687	0.3
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,304	1,841	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,769	2,604	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,040	722	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,884	1,250	0.1
Orsted A/S	05/27/21	63	35	—
OSMTH of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	3	—
OSMTH of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	389	297	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	199	156	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	211	139	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	129	99	—
Pepco Group N.V.	12/17/21	3	2	—
Pharmaron Beijing Co., Ltd. - Class H	11/16/21	625	253	—
Pirelli & C. S.p.A.	04/27/20	5	3	—
Poste Italiane SPA	04/27/20	16	14	—
Publichnoe Aktsionernoe Obshchestvo Severstal	12/01/20	243	—	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,103	1,003	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	966	870	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.95%, 03/01/23	09/23/22	4,689	4,739	0.5
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	1,009	870	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.00%, 04/01/26	04/29/22	119	104	—
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	1,329	778	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	1,112	873	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	26	19	—
Segretariato Generale Della Presidenza Della Repubblica, 1.50%, 04/30/45	10/20/21	788	431	—
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	08/11/21	223	116	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	187	117	—
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	08/11/21	144	69	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	285	203	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	06/30/22	49	40	—
Service Public Federal Chancellerie Du Premier Ministre, 0.80%, 06/22/28	04/27/20	772	613	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	07/31/20	1,079	752	0.1
Service Public Federal Chancellerie Du Premier Ministre, 3.00%, 06/22/34	04/27/20	884	612	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	06/26/19	692	475	0.1
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	452	268	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/27/20	295	148	—
Siemens Healthineers AG	06/18/21	39	28	—
Sinch AB (publ)	06/18/21	24	2	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	905	721	0.1
TCS Group Holding PLC	01/17/22	311	—	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	284	237	—
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,223	1,840	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,236	1,136	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	655	655	0.1
TUI AG - Class N	01/13/21	10	4	—
WH Group Limited	04/27/20	16	11	—
Wizz Air Holdings PLC	02/02/22	368	111	—
Worldline	10/29/20	45	23	—
Wuxi Biologics Cayman Inc	05/12/20	856	577	0.1
Zalando SE	09/18/20	45	10	—
		142,856	67,740	6.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
AUD/USD Spot Rate	114	December 2022		7,668	(76)	(354)
Australia 10 Year Bond	25	December 2022	AUD	2,988	8	(39)
Australia 3 Year Bond	8	December 2022	AUD	862	1	(7)
CAD/USD Spot Rate	234	December 2022		17,780	(125)	(840)
Canada 10 Year Bond	18	December 2022	CAD	2,251	—	(20)
EUR/USD Spot Rate	569	December 2022		71,456	107	(1,316)
Euro Bund	8	December 2022	EUR	1,108	—	—
Euro Buxl 30 Year Bond	3	December 2022	EUR	484	3	(43)
Euro OAT	13	December 2022	EUR	1,797	11	(78)
Euro Schatz	44	December 2022	EUR	4,757	8	(42)
GBP/USD Spot Rate	259	December 2022		18,669	189	(570)
Italy Government BTP Bond	16	December 2022	EUR	1,869	18	(75)
Japan 10 Year Bond	5	December 2022	JPY	742,603	7	(8)
JPY/USD Spot Rate	620	December 2022		54,543	(143)	(576)
Long Gilt	7	December 2022	GBP	671	(1)	4
MSCI EAFE Index	4	December 2022		365	(2)	(33)
S&P 500 Index	93	December 2022		17,703	(245)	(956)
S&P/TSX 60 Index	42	December 2022	CAD	10,141	(10)	(570)
United States 10 Year Note	298	December 2022		35,125	(117)	(1,730)
United States 10 Year Ultra Bond	16	December 2022		1,910	(9)	(14)
United States Ultra Bond	429	December 2022		63,388	(697)	(4,615)
					(1,073)	(11,882)
Short Contracts
Euro BOBL	(1,409)	December 2022	EUR	(170,953)	(805)	2,189
Euro STOXX 50 Price Index	(443)	December 2022	EUR	(15,916)	(204)	1,213
MSCI EAFE Index	(126)	December 2022		(11,562)	47	1,100
MSCI Emerging Markets Index	(977)	December 2022		(47,335)	176	4,763
Russell 2000 Index	(364)	December 2022		(34,821)	224	4,431
United States 10 Year Note	(1)	December 2022		(117)	—	5
United States 2 Year Note	(84)	January 2023		(17,310)	13	57
United States 5 Year Note	(22)	January 2023		(2,408)	5	42
United States Ultra Bond	(3)	December 2022		(443)	5	32
					(539)	13,832

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	10/05/22	AUD	6,293	4,026	(46)
CAD/USD	MLP	10/05/22	CAD	9,550	6,914	(35)
DKK/USD	SSB	10/05/22	DKK	7,691	1,014	4
EUR/JPY	BNP	10/05/22	JPY	(41,872)	(289)	7
EUR/USD	BCL	10/05/22	EUR	686	672	(17)
EUR/USD	CIT	10/05/22	EUR	1,000	980	(24)
EUR/USD	HSB	10/05/22	EUR	64,803	63,514	(122)
EUR/USD	MLP	10/05/22	EUR	1,427	1,399	(22)
EUR/USD	CIT	11/03/22	EUR	427	419	6
EUR/USD	HSB	11/03/22	EUR	427	420	7
EUR/USD	MLP	11/03/22	EUR	1,099	1,080	15
GBP/USD	BCL	10/05/22	GBP	268	299	(9)
GBP/USD	GSC	10/05/22	GBP	255	285	(17)
GBP/USD	HSB	10/05/22	GBP	15,969	17,831	(29)
GBP/USD	MLP	10/05/22	GBP	648	723	(28)
GBP/USD	RBC	10/05/22	GBP	1,058	1,181	(18)
GBP/USD	CIT	11/03/22	GBP	385	430	11
GBP/USD	GSC	11/03/22	GBP	559	625	22
GBP/USD	RBC	11/03/22	GBP	922	1,030	25
JPY/USD	BNP	10/05/22	JPY	10,134,639	70,031	(129)
JPY/USD	HSB	10/05/22	JPY	44,151	305	(5)
JPY/USD	GSC	11/04/22	JPY	53,485	371	(1)
SEK/USD	BCL	10/05/22	SEK	8,332	751	6
USD/AUD	BNP	10/05/22	AUD	(6,293)	(4,026)	302
USD/AUD	GSC	11/03/22	AUD	(6,293)	(4,027)	46
USD/CAD	RBC	10/05/22	CAD	(9,550)	(6,914)	370

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	MLP	10/19/22	CAD	(32,397)	(23,452)	1,128
USD/CAD	MLP	11/03/22	CAD	(9,550)	(6,913)	35
USD/DKK	GSC	10/05/22	DKK	(7,691)	(1,014)	22
USD/DKK	SSB	11/03/22	DKK	(7,691)	(1,016)	(4)
USD/EUR	HSB	10/05/22	EUR	(68,218)	(66,862)	1,416
USD/EUR	CIT	11/03/22	EUR	(372)	(365)	(1)
USD/EUR	HSB	11/03/22	EUR	(64,803)	(63,645)	118
USD/GBP	BNP	10/05/22	GBP	(17,802)	(19,878)	829
USD/GBP	MLP	10/05/22	GBP	(395)	(441)	14
USD/GBP	HSB	11/03/22	GBP	(15,969)	(17,842)	29
USD/GBP	MLP	11/03/22	GBP	(892)	(997)	(9)
USD/JPY	CIT	10/05/22	JPY	(10,036,919)	(69,356)	3,195
USD/JPY	RBC	10/05/22	JPY	(100,000)	(691)	25
USD/JPY	BNP	11/04/22	JPY	(10,094,670)	(69,957)	109
USD/SEK	BNP	10/05/22	SEK	(8,332)	(751)	29
USD/SEK	BCL	11/03/22	SEK	(8,332)	(752)	(6)
					(184,888)	7,248

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	384,309	189,313	24	573,646
Government And Agency Obligations	—	176,193	—	176,193
Corporate Bonds And Notes	—	78,706	—	78,706
Preferred Stocks	6,261	—	—	6,261
Warrants	—	936	—	936
Investment Companies	37	—	—	37
Rights	—	—	—	—
Short Term Investments	83,297	48,219	—	131,516
	473,904	493,367	24	967,295
Liabilities - Securities
Common Stocks	(629)	—	—	(629)
	(629)	—	—	(629)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	13,836	—	—	13,836
Open Forward Foreign Currency Contracts	—	7,770	—	7,770
	13,836	7,770	—	21,606
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11,886)	—	—	(11,886)
Open Forward Foreign Currency Contracts	—	(522)	—	(522)
	(11,886)	(522)	—	(12,408)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 96.6%
Information Technology 25.1%
Accenture Public Limited Company - Class A	25	6,479
Adobe Inc. (a)	11	3,121
Advanced Micro Devices, Inc. (a)	60	3,795
Affirm Holdings, Inc. - Class A (a)	18	343
Analog Devices, Inc.	38	5,348
Apple Inc.	341	47,143
Applied Materials, Inc.	8	676
Corning Incorporated	20	579
FleetCor Technologies, Inc. (a)	14	2,432
Fortinet, Inc. (a)	15	762
Intuit Inc.	12	4,800
Lam Research Corporation	14	4,961
MasterCard Incorporated - Class A	31	8,955
Microchip Technology Incorporated	29	1,770
Micron Technology, Inc.	19	928
Microsoft Corporation	194	45,235
Motorola Solutions, Inc.	6	1,253
NVIDIA Corporation	50	6,123
NXP Semiconductors N.V.	32	4,779
Oracle Corporation	25	1,533
Qualcomm Incorporated	14	1,637
Salesforce, Inc. (a)	11	1,636
Seagate Technology Holdings Public Limited Company	43	2,305
Teradyne, Inc.	12	878
Texas Instruments Incorporated	47	7,208
Visa Inc. - Class A	56	9,948
Workday, Inc. - Class A (a)	9	1,346
		175,973
Health Care 14.7%
Abbott Laboratories	36	3,482
AbbVie Inc.	68	9,119
Baxter International Inc.	49	2,646
Biogen Inc. (a)	8	2,072
BioMarin Pharmaceutical Inc. (a)	5	444
Boston Scientific Corporation (a)	77	2,987
Bristol-Myers Squibb Company	105	7,464
Centene Corporation (a)	54	4,221
Danaher Corporation	17	4,337
DexCom, Inc. (a)	4	300
Elevance Health, Inc.	9	4,185
Eli Lilly and Company	24	7,674
Humana Inc.	3	1,362
Intuitive Surgical, Inc. (a)	16	3,018
Johnson & Johnson	41	6,750
McKesson Corporation	6	1,889
Medtronic, Inc.	32	2,549
Merck & Co., Inc.	50	4,351
Neurocrine Biosciences, Inc. (a)	5	565
Pfizer Inc.	50	2,204
Regeneron Pharmaceuticals, Inc. (a)	6	4,409
Thermo Fisher Scientific Inc.	16	8,155
UnitedHealth Group Incorporated	26	13,299
Vertex Pharmaceuticals Incorporated (a)	13	3,872
Zimmer Biomet Holdings, Inc.	15	1,619
		102,973
Consumer Discretionary 12.6%
Amazon.com, Inc. (a)	218	24,614
AutoNation, Inc. (a)	10	1,005
AutoZone, Inc. (a)	1	1,756
Best Buy Co., Inc.	33	2,114
Booking Holdings Inc. (a)	2	3,137
Burlington Stores, Inc. (a)	4	436
Chipotle Mexican Grill, Inc. (a)	2	3,516
Expedia Group, Inc. (a)	13	1,220
General Motors Company	25	796
Lennar Corporation - Class A	36	2,693
Lowe`s Companies, Inc.	39	7,250
Magna International Inc.	20	940
Marriott International, Inc. - Class A	15	2,101
McDonald's Corporation	23	5,244
Nike, Inc. - Class B	37	3,044
O'Reilly Automotive, Inc. (a)	5	3,380
PulteGroup, Inc.	5	206
Rivian Automotive, Inc. - Class A (a) (b)	7	232
Royal Caribbean Cruises Ltd.	5	182
Target Corporation	13	1,919
Tesla Inc. (a)	60	15,927
The Home Depot, Inc.	12	3,337
The TJX Companies, Inc.	30	1,866
Toll Brothers, Inc.	17	713
Yum! Brands, Inc.	10	1,082
		88,710
Financials 10.4%
American Express Company	43	5,872
Ameriprise Financial, Inc.	5	1,190
Aon Global Limited - Class A	8	2,186
Bank of America Corporation	210	6,342
Berkshire Hathaway Inc. - Class B (a)	37	9,871
Capital One Financial Corporation	7	603
Citigroup Inc.	33	1,377
CME Group Inc. - Class A	5	957
Fifth Third Bancorp	85	2,724
Globe Life Inc.	3	337
Intercontinental Exchange, Inc.	34	3,071
Morgan Stanley	39	3,093
Prudential Financial, Inc.	9	735
Raymond James Financial, Inc.	14	1,354
S&P Global Inc.	11	3,331
State Street Corporation	20	1,187
SVB Financial Group (a)	2	741
T. Rowe Price Group, Inc.	23	2,435
The Progressive Corporation	44	5,135
The Travelers Companies, Inc.	34	5,212
Truist Financial Corporation	53	2,288
U.S. Bancorp	132	5,309
Wells Fargo & Company	187	7,510
		72,860
Industrials 8.1%
Booz Allen Hamilton Holding Corporation - Class A	8	754
Cintas Corporation	2	894
Deere & Company	17	5,794
Dover Corporation	12	1,417
Eaton Corporation Public Limited Company	32	4,250
FedEx Corporation	11	1,575
Honeywell International Inc.	36	5,979
Ingersoll Rand Inc.	9	391
Leidos Holdings, Inc.	24	2,107
Masco Corporation	36	1,664
Norfolk Southern Corporation	18	3,758
Northrop Grumman Corporation	4	1,815
Otis Worldwide Corporation	37	2,382
Parker-Hannifin Corporation	13	3,120
Raytheon Technologies Corporation	60	4,922
Southwest Airlines Co. (a)	17	512
Textron Inc.	37	2,135
Trane Technologies Public Limited Company	29	4,213
Uber Technologies, Inc. (a)	24	624
Union Pacific Corporation	12	2,283
United Parcel Service, Inc. - Class B	41	6,564
		57,153
Communication Services 7.7%
Alphabet Inc. - Class A (a)	170	16,230
Alphabet Inc. - Class C (a)	125	11,981
Charter Communications, Inc. - Class A (a)	10	3,008
Comcast Corporation - Class A	150	4,402
Fox Corporation - Class A	7	226
Meta Platforms, Inc. - Class A (a)	60	8,094
Netflix, Inc. (a)	14	3,218
The Interpublic Group of Companies, Inc.	9	228
The Walt Disney Company (a)	13	1,241
T-Mobile US, Inc. (a)	27	3,588
Verizon Communications Inc.	20	745

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
ZoomInfo Technologies Inc. - Class A (a)	18	765
		53,726
Consumer Staples 5.7%
Altria Group, Inc.	62	2,493
Colgate-Palmolive Company	38	2,688
Constellation Brands, Inc. - Class A	12	2,670
Costco Wholesale Corporation	13	6,053
Kimberly-Clark Corporation	20	2,220
Mondelez International, Inc. - Class A	41	2,270
PepsiCo, Inc.	18	2,998
Philip Morris International Inc.	35	2,872
The Coca-Cola Company	148	8,318
The Hershey Company	4	969
The Procter & Gamble Company	54	6,772
		40,323
Energy 4.4%
Baker Hughes Company - Class A	26	542
Chevron Corporation	8	1,169
ConocoPhillips	76	7,817
Coterra Energy Inc.	52	1,365
Diamondback Energy, Inc.	33	3,960
EOG Resources, Inc.	36	3,987
Exxon Mobil Corporation	107	9,355
Phillips 66	22	1,740
Pioneer Natural Resources Company	6	1,304
		31,239
Utilities 3.0%
Ameren Corporation	27	2,182
CenterPoint Energy, Inc.	76	2,132
Evergy, Inc.	14	838
Exelon Corporation	120	4,485
FirstEnergy Corp.	52	1,936
NextEra Energy, Inc.	71	5,538
Sempra Energy	24	3,645
		20,756
Real Estate 2.6%
Camden Property Trust	20	2,358
Duke Realty Corporation	12	582
Equinix, Inc.	3	1,917
Equity Lifestyle Properties, Inc.	21	1,308
Host Hotels & Resorts, Inc.	63	1,000
Kimco Realty Corporation	39	710
ProLogis Inc.	41	4,121
SBA Communications Corporation	6	1,787
Sun Communities, Inc.	12	1,633
UDR, Inc.	10	399
Ventas, Inc.	57	2,294
		18,109
Materials 2.3%
Air Products and Chemicals, Inc.	5	1,185
Avery Dennison Corporation	5	882
Celanese Corporation - Class A	5	454
DuPont de Nemours, Inc.	25	1,279
Eastman Chemical Company	27	1,886
Freeport-McMoRan Inc.	27	744
Linde Public Limited Company	19	5,092
Martin Marietta Materials, Inc.	4	1,298
Nucor Corporation	8	900
PPG Industries, Inc.	24	2,624
		16,344
Total Common Stocks (cost $697,739)		678,166
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund, 2.68% (c) (d)	22,063	22,063
Total Short Term Investments (cost $22,063)		22,063
Total Investments 99.8% (cost $719,802)		700,229
Total Purchased Options3.2% (cost $22,345)		22,486
Other Derivative Instruments(3.3)%		(23,205)
Other Assets and Liabilities, Net 0.3%		2,451
Total Net Assets 100.0%		701,961

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	128	December 2022	25,469	(328)	(2,420)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,390.00	12/30/22	1,957	22,486

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	3,835.00	12/30/22	1,957	(16,634)
S&P 500 Index	Put	2,860.00	12/30/22	1,957	(6,243)
					(22,877)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	678,166	—	—	678,166
Short Term Investments	22,063	—	—	22,063
	700,229	—	—	700,229
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	22,486	—	—	22,486
	22,486	—	—	22,486
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,420)	—	—	(2,420)
Exchange Traded Written Options	(22,877)	—	—	(22,877)
	(25,297)	—	—	(25,297)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 96.3%
Information Technology 27.4%
Advanced Micro Devices, Inc. (a)	203	12,873
Arista Networks, Inc. (a)	296	33,427
Atlassian Corporation PLC - Class A (a)	65	13,625
Cadence Design Systems, Inc. (a)	297	48,473
Clear Secure, Inc. - Class A (a) (b)	281	6,416
Confluent, Inc. - Class A (a)	677	16,093
CrowdStrike Holdings, Inc. - Class A (a)	259	42,735
Datadog, Inc. - Class A (a)	177	15,687
Enphase Energy, Inc. (a)	36	10,044
Entegris, Inc.	281	23,362
F5, Inc. (a)	118	17,107
Five9, Inc. (a)	171	12,852
Gitlab Inc. - Class A (a)	59	3,035
Global Payments Inc.	207	22,369
Globant S.A. (a)	145	27,183
HashiCorp, Inc. - Class A (a)	308	9,918
HubSpot, Inc. (a)	73	19,800
Keysight Technologies, Inc. (a)	186	29,316
Marvell Technology, Inc.	466	20,013
MongoDB, Inc. - Class A (a)	116	23,013
Palo Alto Networks, Inc. (a)	254	41,668
Procore Technologies, Inc. (a)	338	16,714
Remitly Global, Inc. (a)	1,101	12,245
SolarEdge Technologies Ltd. (a)	71	16,480
Synopsys, Inc. (a)	172	52,683
Teledyne Technologies Incorporated (a)	43	14,444
Teradyne, Inc.	218	16,398
The Trade Desk, Inc. - Class A (a)	600	35,862
Wolfspeed, Inc. (a)	206	21,334
Zebra Technologies Corporation - Class A (a)	61	16,087
Zoom Video Communications, Inc. - Class A (a)	338	24,903
Zscaler, Inc. (a)	142	23,275
		699,434
Health Care 23.1%
10X Genomics, Inc. - Class A (a)	234	6,661
Acadia Healthcare Company, Inc. (a)	400	31,268
Agilent Technologies, Inc.	351	42,628
Alnylam Pharmaceuticals, Inc. (a)	159	31,785
Amedisys, Inc. (a)	186	17,984
Catalent, Inc. (a)	270	19,559
Centene Corporation (a)	440	34,229
DexCom, Inc. (a)	516	41,599
Exact Sciences Corporation (a)	279	9,061
Exelixis, Inc. (a)	997	15,633
Guardant Health, Inc. (a)	114	6,110
Hologic, Inc. (a)	410	26,466
Horizon Therapeutics Public Limited Company (a)	503	31,112
IDEXX Laboratories, Inc. (a)	38	12,446
Insulet Corporation (a)	139	31,932
Jazz Pharmaceuticals Public Limited Company (a)	172	22,966
Maravai LifeSciences Holdings, Inc. - Class A (a)	565	14,432
McKesson Corporation	91	30,860
Mettler-Toledo International Inc. (a)	29	31,006
Natera, Inc. (a)	328	14,392
Neurocrine Biosciences, Inc. (a)	208	22,060
ResMed Inc.	147	32,068
Royalty Pharma PLC - Class A	582	23,393
Seagen Inc. (a)	135	18,404
The Cooper Companies, Inc.	82	21,534
		589,588
Industrials 15.4%
Advanced Drainage Systems, Inc.	146	18,155
AECOM	192	13,120
Air Lease Corporation - Class A	517	16,041
AMETEK, Inc.	268	30,405
Copart, Inc. (a)	445	47,316
Delta Air Lines, Inc. (a)	686	19,238
Equifax Inc.	113	19,440
HEICO Corporation - Class A	166	18,991
Hubbell Incorporated	95	21,207
Ingersoll Rand Inc.	530	22,908
ITT Inc.	268	17,498
Old Dominion Freight Line, Inc.	81	20,026
Quanta Services, Inc.	382	48,636
The Toro Company	327	28,305
Trane Technologies Public Limited Company	352	50,915
		392,201
Consumer Discretionary 12.2%
Aramark	808	25,197
AutoZone, Inc. (a)	15	31,915
Booking Holdings Inc. (a)	6	9,695
Bright Horizons Family Solutions, Inc. (a)	189	10,919
Burlington Stores, Inc. (a)	206	23,061
CarMax, Inc. (a)	197	12,999
Chewy, Inc. - Class A (a)	334	10,267
Chipotle Mexican Grill, Inc. (a)	37	55,602
Garmin Ltd.	131	10,529
Helen of Troy Limited (a)	125	12,036
Hilton Worldwide Holdings Inc.	376	45,341
Lululemon Athletica Canada Inc. (a)	43	12,105
National Vision Holdings, Inc. (a)	366	11,937
Royal Caribbean Cruises Ltd.	284	10,775
Tractor Supply Company	156	28,960
		311,338
Financials 10.7%
Ares Management Corporation - Class A	427	26,484
East West Bancorp, Inc.	341	22,922
FactSet Research Systems Inc.	45	17,965
First Republic Bank	131	17,063
LPL Financial Holdings Inc.	237	51,671
Morningstar, Inc.	80	16,879
MSCI Inc. - Class A	87	36,527
S&P Global Inc.	72	21,984
SVB Financial Group (a)	34	11,343
The Progressive Corporation	258	30,005
Tradeweb Markets Inc. - Class A	359	20,232
		273,075
Energy 3.7%
Baker Hughes Company - Class A	356	7,453
Cheniere Energy, Inc.	326	54,136
EOG Resources, Inc.	292	32,569
		94,158
Communication Services 2.3%
Bumble Inc. - Class A (a)	725	15,571
Roblox Corporation - Class A (a)	344	12,347
Take-Two Interactive Software, Inc. (a)	287	31,239
		59,157
Consumer Staples 1.1%
Constellation Brands, Inc. - Class A	128	29,376
Materials 0.4%
Freeport-McMoRan Inc.	419	11,465
Total Common Stocks (cost $2,605,213)		2,459,792
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund, 2.68% (c) (d)	86,702	86,702
Total Short Term Investments (cost $86,702)		86,702
Total Investments 99.7% (cost $2,691,915)		2,546,494
Other Assets and Liabilities, Net 0.3%		6,903
Total Net Assets 100.0%		2,553,397

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,459,792	—	—	2,459,792
Short Term Investments	86,702	—	—	86,702
	2,546,494	—	—	2,546,494

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 83.0%
U.S. Treasury Note 27.9%
Treasury, United States Department of
2.00%, 11/30/22 - 11/15/26	43,000	41,713
2.63%, 02/28/23 - 01/31/26	45,000	43,661
1.63%, 10/31/23	25,000	24,293
1.50%, 02/29/24 - 11/30/28	35,000	31,165
1.13%, 02/28/25 - 02/28/27	140,000	126,862
1.75%, 03/15/25	35,000	32,949
0.63%, 03/31/27	25,000	21,445
2.25%, 08/15/27	40,000	36,750
0.38%, 09/30/27	15,000	12,513
1.88%, 02/15/32	15,000	12,712
		384,063
Mortgage-Backed Securities 19.3%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	21	21
7.00%, 04/01/29 - 06/01/32	27	29
5.00%, 08/01/33 - 12/01/34	434	437
5.50%, 07/01/38	772	795
4.50%, 10/01/40	338	333
3.50%, 09/01/46 - 01/01/50	6,805	6,227
3.00%, 01/01/47 - 06/01/50	7,614	6,707
2.50%, 05/01/50	9,126	7,726
2.00%, 09/01/50 - 09/01/51	22,757	18,518
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	18,094	17,379
3.18%, 09/01/25	4,768	4,751
3.03%, 12/01/25	19,761	18,793
2.94%, 01/01/26	21,911	20,759
3.10%, 01/01/26	7,500	7,160
6.50%, 03/01/26 - 03/01/36	87	93
7.00%, 05/01/26 - 01/01/30	8	8
3.11%, 03/01/27	2,762	2,606
3.33%, 03/01/27	2,319	2,199
3.05%, 06/01/27 (a)	3,100	2,909
8.00%, 11/01/29 - 03/01/31	12	12
6.00%, 02/01/31 - 12/01/36	1,934	2,013
7.50%, 02/01/31	3	3
1.94%, 10/01/33	10,000	7,806
2.52%, 09/01/34	7,040	5,817
2.41%, 10/01/34	10,485	8,613
5.50%, 02/01/35 - 10/01/36	1,036	1,060
1.78%, 05/01/35	15,000	10,934
5.00%, 09/01/35 - 11/01/40	4,737	4,761
2.04%, 06/01/37	5,354	3,997
3.50%, 06/01/42 - 04/01/52	34,893	31,909
3.00%, 03/01/43 - 04/01/52	25,166	22,105
2.00%, 10/01/50	12,786	10,422
2.50%, 10/01/50	7,878	6,659
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	398	413
2.50%, 09/15/49 - 01/20/50	17,504	15,041
3.00%, 04/15/50	10,921	9,763
3.50%, 09/20/51	7,797	7,086
		265,864
Collateralized Mortgage Obligations 18.3%
Federal Home Loan Mortgage Corporation
Series ZA-2639, REMIC, 5.00%, 07/15/23	173	174
Series D-3542, REMIC, 4.50%, 06/15/24	959	968
Series BY-3104, REMIC, 5.50%, 01/15/26	634	651
Series KW-3874, REMIC, 4.50%, 06/15/26	1,229	1,248
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,521
Series GT-3270, REMIC, 5.50%, 01/15/27	989	1,018
Series VB-4095, REMIC, 3.50%, 03/15/29	2,228	2,229
Series DG-3737, REMIC, 5.00%, 10/15/30	360	368
Series PA-3981, REMIC, 3.00%, 04/15/31	1,278	1,276
Series AM-2525, REMIC, 4.50%, 04/15/32	81	80
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,157
Series MJ-2638, REMIC, 5.00%, 07/15/33	449	447
Series QD-2882, REMIC, 4.50%, 07/15/34	70	71
Series MU-2915, REMIC, 5.00%, 01/15/35	663	664
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,412	2,395
Series CB-3688, REMIC, 4.00%, 06/15/36	554	533
Series PB-3283, REMIC, 5.50%, 07/15/36	589	598
Series B-3413, REMIC, 5.50%, 04/15/37	181	183
Series PE-3341, REMIC, 6.00%, 07/15/37	359	369
Series HZ-4365, REMIC, 3.00%, 01/15/40	3,536	3,202
Series QH-3699, REMIC, 5.50%, 07/15/40	776	783
Series PB-4047, REMIC, 3.50%, 01/15/41	2,915	2,929
Series 30-264, REMIC, 3.00%, 07/15/42	5,731	5,192
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,279
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,181
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,168
Series KR-4945, REMIC, 2.50%, 09/25/49	5,775	5,155
Series MD-4937, REMIC, 2.50%, 10/25/49	4,647	4,082
Series PA-4933, REMIC, 2.50%, 10/25/49	6,549	5,853
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	7,953	7,149
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	104	105
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,220	7,677
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	8,557	7,951
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	8,488	8,105
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,508
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	41	41
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	7,123	6,675
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,366	2,317
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,003
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,479
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,867
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,062
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	9,754
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,546
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	118	119
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	8,492	7,862
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,066	1,080
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	363	285
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,109
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	116	116
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,433
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,193	1,194
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	65	64
Series 2010-SL-4, REMIC, 4.65%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	19
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	923	906
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,375
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,660	1,710
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	774	735
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	487	475
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,236
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	3,514	3,180
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,111	1,044
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	3,053	2,827
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,897
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	6,603	6,015
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,637	3,278
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	2,496	2,237
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	11,209	10,308
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,979	4,370
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	183	191
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	11,293	9,758
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	182	183
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	376	383
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	541	548
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	727	733
Interest Only, Series 2008-SA-40, REMIC, 3.46%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	830	65
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	527	526
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,267	1,224
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	14,532	14,483
Interest Only, Series 2011-SH-97, REMIC, 3.12%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,335	155
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,853

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,109
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,647
Series 2013-FA-H16, REMIC, 2.90%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	4,288	4,274
		252,019
Commercial Mortgage-Backed Securities 6.7%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	7,726
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	7,692
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	6,160
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,706
Series A1-K087, REMIC, 3.59%, 10/25/27	3,361	3,255
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,589
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,630	4,391
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.79%, 06/25/25 (a)	3,697	3,529
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	11,420	10,828
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	2,222	2,070
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	3,668	3,485
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	5,939
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,633
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,968	7,908
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	13,530
		92,441
U.S. Treasury Bond 5.4%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	40,000	27,744
2.38%, 02/15/42	15,000	11,489
3.00%, 05/15/45 - 02/15/48	37,500	31,358
2.25%, 08/15/49	5,000	3,655
		74,246
U.S. Treasury Inflation Indexed Securities 2.7%
Treasury, United States Department of
1.38%, 02/15/44 (b)	42,269	37,573
U.S. Government Agency Obligations 2.7%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	6,468
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,185
FHLBanks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,242
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	15,157
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,096
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	2,943
		37,091
Total Government And Agency Obligations (cost $1,300,059)		1,143,297
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.8%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 2.56%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (e)	308	258
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 3.41%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	186	148
AMERICAN HOMES 4 RENT
Series 2014-A-SFR2, REMIC, 3.79%, 10/18/24	4,301	4,174
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,577
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,133
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	1,513	1,398
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,603	4,141
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,329
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,570	7,755
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	149	138
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,351
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	2,779
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,445	5,729
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,642
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	8,525
Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-A
Series 2006-A-A, REMIC, 3.34%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	628	14
MASTR Adjustable Rate Mortgages Trust 2004-1
Series 2004-3A2-1, REMIC, 2.32%, 02/25/34 (a)	207	174
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 3.60%, 10/25/34 (a)	48	45
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,298	1,112
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,953	11,577
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,080	3,731
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 3.34%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	15	16
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 3.50%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (e)	363	322
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,676	10,146
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	442	446
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	145	132
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,166
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	3,429
Total Non-U.S. Government Agency Asset-Backed Securities (cost $122,339)		107,387
CORPORATE BONDS AND NOTES 5.6%
Financials 2.4%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,378
Bank of America Corporation
3.55%, 03/05/24	5,000	4,962
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	5,498
Morgan Stanley
2.70%, 01/22/31	4,300	3,488
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	6,962
State Street Corporation
3.15%, 03/30/31	2,000	1,713
Wells Fargo & Company
2.16%, 02/11/26	8,200	7,551
		32,552
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	6,187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Walt Disney Company
2.00%, 09/01/29	3,900	3,185
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	8,865
		18,237
Health Care 0.8%
AbbVie Inc.
3.20%, 11/21/29	5,000	4,378
MultiCare Health System
2.80%, 08/15/50	1,250	773
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	3,962
Zoetis Inc.
2.00%, 05/15/30	2,200	1,762
		10,875
Consumer Staples 0.6%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,344
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,010
The Kroger Co.
1.70%, 01/15/31 (h)	5,000	3,754
		8,108
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,102
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,317
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	89
		2,406
Energy 0.1%
Enterprise Products Operating LLC
3.70%, 02/15/26 (h)	1,013	967
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,015
		1,982
Total Corporate Bonds And Notes (cost $90,420)		77,262
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.4%
JNL Government Money Market Fund, 2.68% (i) (j)	47,501	47,501
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (i) (j)	4,238	4,238
Total Short Term Investments (cost $51,739)		51,739
Total Investments 100.1% (cost $1,564,557)		1,379,685
Other Assets and Liabilities, Net (0.1)%		(1,694)
Total Net Assets 100.0%		1,377,991

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $17,572 and 1.3% of the Fund.

(h) All or a portion of the security was on loan as of September 30, 2022.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,143,297	—	1,143,297
Non-U.S. Government Agency Asset-Backed Securities	—	107,387	—	107,387
Corporate Bonds And Notes	—	77,262	—	77,262
Short Term Investments	51,739	—	—	51,739
	51,739	1,327,946	—	1,379,685

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 97.4%
Financials 23.7%
American Express Company	105	14,122
Bank of America Corporation	740	22,343
Berkshire Hathaway Inc. - Class B (a)	97	25,820
BlackRock, Inc.	43	23,679
Capital One Financial Corporation	121	11,141
Chubb Limited	85	15,386
Citigroup Inc.	270	11,241
Citizens Financial Group, Inc.	160	5,505
Loews Corporation	121	6,017
M&T Bank Corporation	63	11,097
Marsh & Mclennan Companies, Inc.	46	6,876
MetLife, Inc.	193	11,753
Morgan Stanley	325	25,666
Prudential Financial, Inc.	69	5,947
S&P Global Inc.	28	8,603
T. Rowe Price Group, Inc.	108	11,354
The Charles Schwab Corporation	195	14,006
The Goldman Sachs Group, Inc.	56	16,359
The Hartford Financial Services Group, Inc.	223	13,833
The PNC Financial Services Group, Inc.	113	16,861
Truist Financial Corporation	424	18,462
U.S. Bancorp	208	8,404
Wells Fargo & Company	860	34,591
		339,066
Health Care 19.3%
AbbVie Inc.	161	21,644
Amgen Inc.	37	8,309
Becton, Dickinson and Company	50	11,234
Biogen Inc. (a)	11	2,848
Boston Scientific Corporation (a)	344	13,315
Bristol-Myers Squibb Company	479	34,089
Cigna Corporation	86	23,757
Elevance Health, Inc.	27	12,100
Eli Lilly and Company	43	13,752
Humana Inc.	32	15,341
Johnson & Johnson	162	26,387
Medtronic, Inc.	182	14,660
Merck & Co., Inc.	49	4,235
Pfizer Inc.	217	9,508
UnitedHealth Group Incorporated	77	39,149
Vertex Pharmaceuticals Incorporated (a)	57	16,473
Zimmer Biomet Holdings, Inc.	94	9,870
		276,671
Industrials 11.4%
CSX Corporation	503	13,394
Dover Corporation	158	18,441
Eaton Corporation Public Limited Company	120	16,014
General Dynamics Corporation	95	20,074
Northrop Grumman Corporation	33	15,451
Parker-Hannifin Corporation	59	14,381
Raytheon Technologies Corporation	284	23,276
Republic Services, Inc.	64	8,714
Southwest Airlines Co. (a)	344	10,603
Trane Technologies Public Limited Company	40	5,808
United Parcel Service, Inc. - Class B	110	17,698
		163,854
Consumer Discretionary 8.8%
AutoZone, Inc. (a)	8	17,827
Booking Holdings Inc. (a)	6	9,245
Dollar General Corporation	54	12,948
Lowe`s Companies, Inc.	67	12,607
McDonald's Corporation	59	13,629
Newell Brands Inc.	288	3,994
Nike, Inc. - Class B	126	10,456
O'Reilly Automotive, Inc. (a)	14	10,116
The Home Depot, Inc.	61	16,886
The TJX Companies, Inc.	305	18,929
		126,637
Energy 8.4%
Chevron Corporation	102	14,712
ConocoPhillips	416	42,564
EOG Resources, Inc.	235	26,230
Exxon Mobil Corporation	380	33,189
Valero Energy Corporation	32	3,388
		120,083
Information Technology 6.8%
Analog Devices, Inc.	147	20,449
Apple Inc.	41	5,638
Fidelity National Information Services, Inc.	52	3,959
International Business Machines Corporation	80	9,493
Lam Research Corporation	13	4,871
Microsoft Corporation	65	15,248
NXP Semiconductors N.V.	114	16,796
Texas Instruments Incorporated	134	20,715
		97,169
Consumer Staples 5.8%
Mondelez International, Inc. - Class A	249	13,639
Monster Beverage 1990 Corporation (a)	94	8,152
PepsiCo, Inc.	72	11,805
Philip Morris International Inc.	220	18,302
The Procter & Gamble Company	118	14,939
Walmart Inc.	123	15,894
		82,731
Communication Services 4.3%
Alphabet Inc. - Class C (a)	175	16,847
Comcast Corporation - Class A	535	15,691
Meta Platforms, Inc. - Class A (a)	101	13,748
The Walt Disney Company (a)	51	4,833
T-Mobile US, Inc. (a)	76	10,133
		61,252
Materials 3.9%
Air Products and Chemicals, Inc.	83	19,292
Axalta Coating Systems Ltd. (a)	821	17,299
Ball Corporation	82	3,947
Legacy Vulcan Corp.	98	15,473
		56,011
Utilities 3.7%
CMS Energy Corporation	273	15,926
Entergy Corporation	48	4,834
NextEra Energy, Inc.	169	13,239
Public Service Enterprise Group Incorporated	86	4,813
Xcel Energy Inc.	210	13,435
		52,247
Real Estate 1.3%
AvalonBay Communities, Inc.	27	4,896
Host Hotels & Resorts, Inc.	550	8,736
Ventas, Inc.	139	5,589
		19,221
Total Common Stocks (cost $1,268,733)		1,394,942
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (b) (c) (d)	11,682	149
Tribune Media Company (a) (b) (c)	67	—
Walter Energy Inc. (a) (b) (c) (e)	1,503	—
Total Other Equity Interests (cost $0)		149
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund, 2.68% (f) (g)	35,763	35,763
Total Short Term Investments (cost $35,763)		35,763
Total Investments 99.9% (cost $1,304,496)		1,430,854
Other Assets and Liabilities, Net 0.1%		1,839
Total Net Assets 100.0%		1,432,693

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $149 and 0.0% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,394,942	—	—	1,394,942
Other Equity Interests	—	—	149	149
Short Term Investments	35,763	—	—	35,763
	1,430,705	—	149	1,430,854

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 95.9%
United Kingdom 19.9%
Aon Global Limited - Class A	83	22,179
Coca-Cola Europacific Partners PLC	302	13,066
Compass Group PLC	510	10,159
Informa Jersey Limited	774	4,432
Linde Public Limited Company	35	9,519
Petershill Partners PLC	439	903
Relx PLC	616	15,037
Rio Tinto PLC	153	8,270
Smith & Nephew PLC	480	5,544
		89,109
Canada 11.7%
CAE Inc. (a)	626	9,596
Canadian Pacific Railway Limited	112	7,448
Cogeco Communications	70	3,680
National Bank of Canada	204	12,764
Suncor Energy Inc.	337	9,482
Toromont Industries Ltd.	139	9,689
		52,659
Japan 11.0%
BayCurrent Consulting , Inc.	21	5,415
Daikin Industries, Ltd.	52	7,998
Digital Garage, Inc.	152	3,647
Kobe Bussan Co., Ltd.	173	4,162
Olympus Corporation	446	8,570
Shimano Inc.	30	4,607
Suzuki Motor Corporation	148	4,597
Tokyo Electron Limited	19	4,760
Yamaha Corporation	161	5,714
		49,470
France 9.2%
Bureau Veritas	348	7,800
Engie	963	11,164
Pernod Ricard	48	8,829
Sanofi	176	13,425
		41,218
Ireland 7.3%
Accenture Public Limited Company - Class A	38	9,806
CRH Public Limited Company	246	7,874
Icon Public Limited Company (a)	48	8,759
Ryanair Holdings Public Limited Company - ADR (a)	106	6,215
		32,654
Germany 6.6%
Continental Aktiengesellschaft	108	4,776
CTS Eventim AG & Co. KGaA (a)	87	3,623
Hensoldt AG	319	6,354
Infineon Technologies AG - Class N	190	4,143
MERCK Kommanditgesellschaft auf Aktien	43	6,953
Vonovia SE	168	3,622
		29,471
Netherlands 5.7%
Airbus SE	100	8,545
Akzo Nobel N.V.	134	7,595
Universal Music Group N.V. (b)	498	9,342
		25,482
Hong Kong 5.0%
AIA Group Limited	1,867	15,551
ESR Cayman Limited (c)	2,788	6,992
		22,543
Denmark 4.7%
Carlsberg A/S - Class B	103	12,019
Genmab A/S (a)	19	6,252
Vestas Wind Systems A/S	157	2,907
		21,178
Switzerland 3.0%
ABB Ltd - Class N	470	12,016
Idorsia Ltd (a) (b)	125	1,612
		13,628
Finland 2.7%
Sampo Oyj - Class A	252	10,735
Valmet Oy	59	1,198
		11,933
Israel 2.5%
Israel Discount Bank Limited	2,236	11,322
Singapore 1.6%
DBS Group Holdings Ltd	314	7,288
Portugal 1.5%
EDP - Energias de Portugal, S.A.	1,516	6,567
Sweden 1.4%
Hexagon Aktiebolag - Class B	564	5,273
Volvo Car AB - Class B (a) (b)	194	846
		6,119
Spain 1.1%
Bankinter, S.A. (b)	890	4,990
Italy 1.0%
Ariston Holding N.V.	232	1,973
Technogym S.p.A. (c)	404	2,518
		4,491
Total Common Stocks (cost $512,719)		430,122
SHORT TERM INVESTMENTS 7.3%
Investment Companies 4.0%
JNL Government Money Market Fund, 2.68% (d) (e)	18,037	18,037
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	14,599	14,599
Total Short Term Investments (cost $32,636)		32,636
Total Investments 103.2% (cost $545,355)		462,758
Other Assets and Liabilities, Net (3.2)%		(14,444)
Total Net Assets 100.0%		448,314

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Cayman Limited	10/28/19	7,806	6,992	1.5
Technogym S.p.A.	03/31/20	3,281	2,518	0.6
		11,087	9,510	2.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	99,618	330,504	—	430,122
Short Term Investments	32,636	—	—	32,636
	132,254	330,504	—	462,758

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 96.5%
United States of America 51.1%
Alnylam Pharmaceuticals, Inc. (a)	91	18,147
Alphabet Inc. - Class A (a)	295	28,254
Amazon.com, Inc. (a)	288	32,593
Autodesk, Inc. (a)	32	6,002
Block, Inc. - Class A (a)	88	4,813
Deere & Company	17	5,570
Doximity, Inc. - Class A (a) (b)	249	7,514
Expeditors International of Washington, Inc.	47	4,112
Meta Platforms, Inc. - Class A (a)	135	18,379
Microsoft Corporation	88	20,448
Netflix, Inc. (a)	58	13,672
Oracle Corporation	260	15,876
Qualcomm Incorporated	79	8,955
Salesforce, Inc. (a)	74	10,675
SEI Investments Company	99	4,866
Tesla Inc. (a)	43	11,534
The Boeing Company (a)	145	17,571
Under Armour, Inc. - Class A (a)	557	3,703
Vertex Pharmaceuticals Incorporated (a)	39	11,326
Visa Inc. - Class A	117	20,875
Yum! Brands, Inc.	39	4,176
		269,061
China 10.2%
Alibaba Group Holding Limited - ADR (a)	98	7,841
Baidu, Inc. - Class A - ADR (a)	94	11,091
Tencent Holdings Limited	442	14,941
Trip.com Group Limited - ADR (a)	397	10,830
Yum China Holdings, Inc.	193	9,120
		53,823
Switzerland 9.7%
CRISPR Therapeutics AG (a)	219	14,297
Nestle S.A. - Class N	87	9,353
Novartis AG - Class N	362	27,515
		51,165
Netherlands 5.1%
Adyen B.V. (a) (c)	13	16,829
NXP Semiconductors N.V.	66	9,758
		26,587
Argentina 4.7%
MercadoLibre S.R.L (a)	30	24,791
United Kingdom 4.6%
Experian PLC	444	13,051
Reckitt Benckiser Group PLC	43	2,831
Unilever PLC	191	8,412
		24,294
Brazil 3.3%
American Beverage Co Ambev - ADR	6,092	17,241
Japan 2.6%
FANUC Corporation	97	13,547
Denmark 1.9%
Novo Nordisk A/S - Class B	102	10,138
Canada 1.8%
Shopify Inc. - Class A (a)	353	9,503
France 1.0%
Societe d'exploitation Hoteliere	70	5,242
Hong Kong 0.5%
Budweiser Brewing Company APAC Limited (c)	1,086	2,823
Total Common Stocks (cost $572,554)		508,215
PREFERRED STOCKS 2.8%
Switzerland 2.8%
Roche Holding AG	44	14,445
Total Preferred Stocks (cost $15,185)		14,445
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 2.68% (d) (e)	2,669	2,669
Total Short Term Investments (cost $2,669)		2,669
Total Investments 99.8% (cost $590,408)		525,329
Other Assets and Liabilities, Net 0.2%		1,201
Total Net Assets 100.0%		526,530

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/20/20	15,944	16,829	3.2
Budweiser Brewing Company APAC Limited	09/24/19	3,100	2,823	0.5
		19,044	19,652	3.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	383,533	124,682	—	508,215
Preferred Stocks	14,445	—	—	14,445
Short Term Investments	2,669	—	—	2,669
	400,647	124,682	—	525,329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 45.0%
Financials 20.0%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	3,600	3,450
4.80%, 04/18/26 (a)	600	567
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	711	621
7.00%, 01/15/26 (a)	1,413	1,245
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	599
4.88%, 01/16/24	1,235	1,216
1.75%, 10/29/24	394	358
3.50%, 01/15/25	600	564
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,220
4.26%, 04/10/25 (a)	4,084	3,914
Ally Financial Inc.
1.45%, 10/02/23	72	69
3.88%, 05/21/24	335	326
5.13%, 09/30/24	1,050	1,044
5.75%, 11/20/25	2,357	2,301
American Express Company
3.95%, 08/01/25	996	965
Aon Corporation
8.21%, 01/01/27	203	214
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	246
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,169
1.95%, 01/30/26 (a)	160	135
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	259	256
5.50%, 01/15/26 (a)	1,000	938
2.13%, 02/21/26 (a)	263	222
Bank of America Corporation
3.00%, 12/20/23	2,640	2,626
3.55%, 03/05/24	1,870	1,856
0.52%, 06/14/24	984	950
3.86%, 07/23/24	1,971	1,943
3.95%, 04/21/25	260	251
3.84%, 04/25/25	3,000	2,918
2.46%, 10/22/25	1,385	1,297
1.53%, 12/06/25	500	457
3.38%, 04/02/26	8,221	7,768
1.32%, 06/19/26	369	328
1.20%, 10/24/26	916	800
4.95%, 07/22/28	1,333	1,282
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,358
6.25%, 09/16/26 (a) (b)	501	490
2.03%, 09/30/27 (a)	713	588
Bank of Montreal
4.25%, 09/14/24 (b)	1,424	1,401
3.70%, 06/07/25 (b)	1,078	1,034
BankUnited, Inc.
4.88%, 11/17/25	1,348	1,311
Barclays PLC
4.34%, 05/16/24 (b)	393	388
3.93%, 05/07/25	2,440	2,346
2.85%, 05/07/26 (b)	750	680
5.20%, 05/12/26	2,140	2,021
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (a)	300	295
BNP Paribas
2.82%, 11/19/25 (a) (b)	966	900
2.22%, 06/09/26 (a) (b)	2,074	1,862
BPCE
4.50%, 03/15/25 (a)	2,441	2,318
4.88%, 04/01/26 (a)	200	189
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (b)	1,348	1,303
Capital One Financial Corporation
3.20%, (SOFR + 0.69%), 12/06/24 (c)	1,807	1,766
4.17%, 05/09/25	762	741
CIT Group Inc.
3.93%, 06/19/24	50	49
Citigroup Inc.
4.04%, 06/01/24	290	288
3.35%, 04/24/25	775	748
4.14%, 05/24/25	477	466
4.40%, 06/10/25	2,374	2,307
3.70%, 01/12/26	550	520
3.11%, 04/08/26	5,000	4,689
Citizens Bank, National Association
4.58%, 08/09/28 (d)	1,020	974
CNO Financial Group, Inc.
5.25%, 05/30/25	725	717
CNO Global Funding
1.75%, 10/07/26 (a)	1,363	1,178
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	1,241	1,188
Credit Suisse Group AG
3.00%, 12/14/23 (a) (c)	2,979	2,960
4.21%, 06/12/24 (a)	1,182	1,158
2.59%, 09/11/25 (a) (b)	343	312
2.19%, 06/05/26 (a)	500	435
Credit Suisse Holdings (USA), Inc.
3.63%, 09/09/24	275	262
Danske Bank A/S
1.17%, 12/08/23 (a)	1,256	1,245
5.38%, 01/12/24 (a)	1,028	1,021
1.23%, 06/22/24 (a)	624	577
0.98%, 09/10/25 (a)	593	537
3.24%, 12/20/25 (a)	3,390	3,154
1.62%, 09/11/26 (a)	2,219	1,918
4.30%, 04/01/28 (a)	475	424
Discover Bank
4.25%, 03/13/26	306	289
F&G Global Funding
0.90%, 09/20/24 (a)	388	353
5.15%, 07/07/25 (a)	1,605	1,562
1.75%, 06/30/26 (a)	1,360	1,184
2.30%, 04/11/27 (a)	723	623
FactSet Research Systems Inc.
2.90%, 03/01/27	386	349
Ford Motor Credit Company LLC
5.58%, 03/18/24	1,750	1,715
GA Global Funding Trust
0.80%, 09/13/24 (a)	300	273
3.85%, 04/11/25 (a)	740	705
HSBC Holdings PLC
0.73%, 08/17/24	371	354
0.98%, 05/24/25	285	262
Huntington Bancshares Incorporated
4.44%, 08/04/28	586	553
ING Groep N.V.
4.70%, 03/22/28 (d)	530	518
Intesa Sanpaolo SPA
3.38%, 01/12/23 (a)	911	906
5.02%, 06/26/24 (a)	2,082	1,943
3.25%, 09/23/24 (a)	2,942	2,768
JPMorgan Chase & Co.
3.56%, 04/23/24	3,759	3,721
3.80%, 07/23/24	759	749
0.82%, 06/01/25	1,148	1,063
3.85%, 06/14/25	1,632	1,587
0.77%, 08/09/25	971	890
3.35%, (SOFR + 0.92%), 02/24/26 (c)	2,228	2,186
3.61%, (SOFR + 1.18%), 02/24/28 (c)	489	470
4.85%, 07/25/28	1,343	1,289
KeyBank National Association
4.15%, 08/08/25	458	445
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,108	1,019
Lloyds Banking Group PLC
4.58%, 12/10/25 (b)	200	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
M&T Bank Corporation
4.55%, 08/16/28	762	731
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	2,621	2,538
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	249
1.20%, 10/14/25 (a)	500	456
5.11%, 08/09/26 (a)	1,442	1,412
Metropolitan Life Global Funding I
4.05%, 08/25/25 (a)	681	660
Mitsubishi UFJ Financial Group Inc
4.79%, 07/18/25	1,709	1,687
5.06%, 09/12/25	1,012	1,001
0.96%, 10/11/25	200	182
Morgan Stanley
3.74%, 04/24/24	4,535	4,487
0.79%, 01/22/25	1,224	1,147
3.62%, 04/17/25	4,595	4,462
0.79%, 05/30/25	1,142	1,052
Muthoot Finance Limited
6.13%, 10/31/22 (a)	750	746
Nationwide Building Society
3.77%, 03/08/24 (a)	317	313
4.00%, 09/14/26 (a)	338	307
NatWest Group PLC
4.52%, 06/25/24 (b)	625	618
4.27%, 03/22/25 (b)	2,344	2,281
NatWest Markets PLC
0.80%, 08/12/24 (a)	290	266
3.48%, 03/22/25 (a)	739	702
Navient Corporation
5.50%, 01/25/23	404	404
7.25%, 09/25/23	460	460
6.13%, 03/25/24	1,899	1,849
5.88%, 10/25/24	354	339
Nordea Bank Abp
3.60%, 06/06/25 (a)	641	615
Onemain Finance Corporation
5.63%, 03/15/23	1,553	1,549
8.25%, 10/01/23	262	266
6.13%, 03/15/24	632	609
Pricoa Global Funding I
4.20%, 08/28/25 (a)	286	278
Royal Bank of Canada
3.97%, 07/26/24 (b)	815	801
4.24%, 08/03/27 (b)	1,217	1,163
Santander Holdings USA, Inc.
3.50%, 06/07/24	170	165
5.81%, 09/09/26	484	473
3.24%, 10/05/26	231	207
2.49%, 01/06/28	432	360
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	3,244	3,221
1.09%, 03/15/25	488	451
4.75%, 09/15/25 (a)	797	754
2.47%, 01/11/28 (b)	480	400
Societe Generale
2.23%, 01/21/26 (a) (b)	955	862
Standard Chartered PLC
1.32%, 10/14/23 (a)	200	200
3.89%, 03/15/24 (a)	2,713	2,687
0.99%, 01/12/25 (a)	320	298
1.21%, 03/23/25 (a)	200	186
3.20%, 04/17/25 (a)	615	579
2.82%, 01/30/26 (a)	1,689	1,554
Svenska Handelsbanken AB
3.65%, 06/10/25 (a)	1,063	1,022
Synovus Financial Corp.
3.13%, 11/01/22	772	771
The Bank of New York Mellon Corporation
4.41%, 07/24/26	836	817
The Goldman Sachs Group, Inc.
0.63%, 11/17/23	434	431
0.66%, 09/10/24	984	937
2.99%, (SOFR + 0.70%), 01/24/25 (c)	959	943
1.95%, 10/21/27	4,120	3,529
2.64%, 02/24/28	474	412
4.48%, 08/23/28	1,232	1,157
The Huntington National Bank
4.01%, 05/16/25	280	274
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	1,516	1,463
4.69%, 09/15/27 (b)	1,024	990
Truist Financial Corporation
4.26%, 07/28/26	2,004	1,948
U.S. Bancorp
4.55%, 07/22/28	996	963
UBS AG
5.13%, 05/15/24 (d)	1,900	1,854
UBS Group AG
4.49%, 05/12/26 (a)	410	395
UniCredit S.p.A.
7.83%, 12/04/23 (a)	1,000	1,007
Wells Fargo & Company
4.54%, 08/15/26	1,298	1,256
4.81%, 07/25/28	1,339	1,279
		189,673
Energy 5.8%
Buckeye Partners, L.P.
3.95%, 12/01/26	438	381
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	2,100	2,134
5.88%, 03/31/25	2,958	2,965
Chord Energy Corporation
6.38%, 06/01/26 (a)	768	726
CNX Resources Corporation
7.25%, 03/14/27 (a)	172	168
Continental Resources, Inc.
4.50%, 04/15/23	1,091	1,088
3.80%, 06/01/24	1,909	1,852
2.27%, 11/15/26 (a)	2,361	2,018
4.38%, 01/15/28	1,589	1,422
Crescent Energy Finance LLC
7.25%, 05/01/26 (a)	1,000	900
CrownRock, L.P.
5.63%, 10/15/25 (a)	2,430	2,326
DCP Midstream Operating, LP
5.38%, 07/15/25	306	298
Devon Energy Corporation
8.25%, 08/01/23	800	822
5.25%, 09/15/24 - 10/15/27	2,469	2,458
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	672	639
Energy Transfer LP
4.25%, 03/15/23	667	664
Enviva Partners, LP
6.50%, 01/15/26 (a)	1,884	1,785
EQT Corporation
6.13%, 02/01/25 (e) (f)	2,556	2,559
3.13%, 05/15/26 (a)	772	704
3.90%, 10/01/27	727	662
5.70%, 04/01/28	665	653
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	363	294
Greenko Mauritius
6.25%, 02/21/23 (a)	212	208
HF Sinclair Corporation
2.63%, 10/01/23 (a) (f)	2,050	1,978
Laredo Petroleum, Inc.
9.50%, 01/15/25	1,766	1,754
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	1,539	1,330
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,663	1,595
Matador Resources Company
5.88%, 09/15/26 (g)	1,717	1,658
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	750	762

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Oceaneering International, Inc.
4.65%, 11/15/24	1,470	1,347
Parsley Energy, LLC
5.63%, 10/15/27 (a)	1,605	1,650
PDC Energy, Inc.
6.13%, 09/15/24	161	160
5.75%, 05/15/26	1,444	1,336
Petroleos Mexicanos
3.50%, 01/30/23	150	148
6.88%, 08/04/26	689	620
Range Resources Corporation
5.00%, 03/15/23	944	941
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	3,981	3,995
5.88%, 06/30/26	1,000	1,002
Suncor Energy Inc.
7.88%, 06/15/26	850	915
Targa Resource Corporation
6.50%, 07/15/27	1,342	1,333
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	800	664
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,025	949
W&T Offshore, Inc.
9.75%, 11/01/23 (a)	1,425	1,399
Weatherford International Ltd.
11.00%, 12/01/24 (a)	152	155
Western Midstream Operating, LP
3.56%, (3 Month USD LIBOR + 0.85%), 01/13/23 (c)	1,500	1,489
		54,906
Utilities 4.5%
Alexander Funding Trust
1.84%, 11/15/23 (a)	1,110	1,049
American Electric Power Company, Inc.
2.03%, 03/15/24	1,169	1,118
Atmos Energy Corporation
0.63%, 03/09/23	2,811	2,766
Calpine Corporation
5.25%, 06/01/26 (a)	786	741
Centrica PLC
4.00%, 10/16/23 (a)	1,000	983
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,099	1,962
Comision Federal De Electricidad, E.P.E.
4.88%, 01/15/24 (a)	1,350	1,322
Dominion Energy, Inc.
3.82%, (3 Month USD LIBOR + 0.53%), 09/15/23 (c)	1,287	1,285
DTE Energy Company
4.22%, 11/01/24 (e)	849	832
Duke Energy Corporation
4.30%, 03/15/28	622	586
Eversource Energy
4.20%, 06/27/24	398	392
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,317	1,181
FirstEnergy Corp.
2.05%, 03/01/25	510	465
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	700	676
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	1,427	1,405
Monongahela Power Company
4.10%, 04/15/24 (a)	400	393
National Fuel Gas Company
5.50%, 01/15/26 (f)	1,705	1,680
NextEra Energy Capital Holdings, Inc.
3.25%, (3 Month USD LIBOR + 0.27%), 02/22/23 (c)	3,200	3,192
4.20%, 06/20/24	574	567
4.26%, 09/01/24 (e)	1,306	1,287
4.45%, 06/20/25	866	852
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,283
OGE Energy Corp.
0.70%, 05/26/23	117	114
One Gas, Inc.
0.85%, 03/11/23	886	873
1.10%, 03/11/24	2,791	2,678
Pacific Gas And Electric Company
3.15%, 01/01/26	2,061	1,852
Puget Energy, Inc.
3.65%, 05/15/25	1,500	1,420
The AES Corporation
3.30%, 07/15/25 (a)	3,101	2,855
The Brooklyn Union Gas Company
4.63%, 08/05/27 (a)	950	894
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (a)	1,000	1,008
The Southern Company
5.11%, 08/01/27 (e)	810	787
TransAlta Corporation
4.50%, 11/15/22	715	715
Vistra Operations Company LLC
4.88%, 05/13/24 (a)	970	945
3.55%, 07/15/24 (a)	2,829	2,695
		42,853
Consumer Discretionary 4.1%
7-Eleven, Inc.
0.80%, 02/10/24 (a)	2,500	2,365
Clarios Global LP
8.50%, 05/15/27 (a)	1,448	1,384
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	687	662
8.13%, 07/01/27 (a) (g)	1,273	1,218
Expedia Group, Inc.
6.25%, 05/01/25 (a)	672	676
General Motors Company
5.40%, 10/02/23	871	871
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,873	2,857
2.75%, 06/20/25	1,666	1,534
Hyatt Hotels Corporation
1.30%, 10/01/23 (f)	1,568	1,508
1.80%, 10/01/24 (f)	376	353
Hyundai Capital America
2.85%, 11/01/22 (a)	695	694
0.80%, 04/03/23 - 01/08/24 (a)	1,135	1,092
1.25%, 09/18/23 (a)	1,290	1,243
0.88%, 06/14/24 (a)	1,048	969
1.00%, 09/17/24 (a)	2,309	2,110
5.88%, 04/07/25 (a)	451	451
1.30%, 01/08/26 (a)	234	202
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (h)	750	637
International Game Technology PLC
6.50%, 02/15/25 (a)	291	290
Lennar Corporation
4.88%, 12/15/23	597	595
4.50%, 04/30/24	2,255	2,215
Magallanes, Inc.
3.43%, 03/15/24 (a)	405	392
3.79%, 03/15/25 (a)	655	619
Marriott International, Inc.
5.00%, 10/15/27 (f)	687	664
Mattel, Inc.
3.15%, 03/15/23	600	592
MGM Resorts International
6.75%, 05/01/25	430	423
Newell Brands Inc.
4.10%, 04/01/23 (e) (f)	279	279
4.88%, 06/01/25	549	531
4.45%, 04/01/26 (e) (f)	518	479
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (a)	262	285
Prosus N.V.
3.26%, 01/19/27 (a)	1,175	993

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
PVH Corp.
4.63%, 07/10/25 (f)	1,951	1,868
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	882	904
Seaworld Entertainment, Inc.
8.75%, 05/01/25 (a)	1,241	1,266
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (a)	899	751
Stellantis
5.25%, 04/15/23	2,349	2,348
Toll Brothers Finance Corp.
4.38%, 04/15/23	202	201
4.88%, 11/15/25	867	838
Univision Communications Inc.
5.13%, 02/15/25 (a)	933	885
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	840
5.50%, 03/01/25 (a)	88	82
		39,166
Materials 2.4%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	1,463	1,364
6.13%, 05/15/28 (a)	295	279
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,000	967
4.88%, 05/14/25 (a)	333	325
Arconic Corporation
6.00%, 05/15/25 (a)	282	272
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	750	663
Celanese US Holdings LLC
5.90%, 07/05/24 (f)	2,377	2,345
CSN Resources S.A.
7.63%, 04/17/26 (a)	351	339
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	725	698
Freeport-McMoRan Inc.
3.88%, 03/15/23	1,924	1,915
4.55%, 11/14/24	745	734
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (a) (e) (f)	727	727
Glencore Funding LLC
3.00%, 10/27/22 (a)	738	737
4.13%, 05/30/23 (a)	1,387	1,378
4.13%, 03/12/24 (a)	4,000	3,929
4.63%, 04/29/24 (a)	250	247
1.63%, 04/27/26 (a)	334	290
4.00%, 03/27/27 (a)	396	369
Kinross Gold Corporation
5.95%, 03/15/24	694	700
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	361	339
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	786	662
POSCO Holdings Inc.
2.38%, 11/12/22 (a)	1,679	1,674
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	902
Suzano Austria GmbH
5.75%, 07/14/26 (a)	412	401
		22,256
Industrials 1.7%
Air Lease Corporation
3.00%, 09/15/23	2,000	1,946
Aircastle Limited
4.40%, 09/25/23	808	794
5.25%, 08/11/25 (a)	964	909
American Airlines Group Inc.
3.75%, 03/01/25 (a) (g)	1,165	952
Bombardier Inc.
7.13%, 06/15/26 (a)	727	668
CNH Industrial N.V.
4.50%, 08/15/23	147	146
Fluor Corporation
3.50%, 12/15/24 (g)	239	228
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	573	539
Gates Global LLC
6.25%, 01/15/26 (a)	266	247
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	816	773
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	639
KAR Auction Services, Inc.
5.13%, 06/01/25 (a) (g)	364	351
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	716
5.50%, 02/15/24 (a)	2,454	2,402
Parker-Hannifin Corporation
3.65%, 06/15/24	623	607
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (a)	750	744
TransDigm Inc.
8.00%, 12/15/25 (a)	923	936
Triton Container International Limited
0.80%, 08/01/23 (a)	886	850
1.15%, 06/07/24 (a)	199	182
2.05%, 04/15/26 (a)	1,150	978
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	919
		16,526
Information Technology 1.7%
Dell International L.L.C.
5.45%, 06/15/23 (f)	497	498
5.85%, 07/15/25 (f)	2,750	2,772
6.02%, 06/15/26 (f)	2,327	2,334
4.90%, 10/01/26 (f)	1,164	1,123
Fidelity National Information Services, Inc.
4.50%, 07/15/25	419	410
Global Payments Inc.
4.95%, 08/15/27	1,432	1,366
Microchip Technology Incorporated
4.33%, 06/01/23	394	392
2.67%, 09/01/23	648	631
0.97%, 02/15/24	885	834
4.25%, 09/01/25	631	610
Oracle Corporation
2.50%, 04/01/25	1,038	969
2.65%, 07/15/26	262	236
2.30%, 03/25/28	1,540	1,286
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	344
SK Hynix Inc.
1.50%, 01/19/26 (a)	585	507
Total System Services, Inc.
3.75%, 06/01/23	848	840
VeriSign, Inc.
5.25%, 04/01/25	870	868
		16,020
Consumer Staples 1.6%
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	1,000	917
4.00%, 05/01/28 (a)	800	703
B. A. T. Capital Corporation
3.22%, 08/15/24	2,558	2,471
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	1,500	1,428
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (f)	4,298	4,109
6.13%, 07/27/27 (a)	1,212	1,194
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,000	966
Reynolds American Inc.
4.45%, 06/12/25	150	145
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	733

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	751	740
U.S. Foods Inc.
6.25%, 04/15/25 (a)	685	675
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	644
4.90%, 04/21/27 (a)	949	878
		15,603
Real Estate 1.2%
American Tower Corporation
1.60%, 04/15/26	164	143
3.65%, 03/15/27	638	585
3.60%, 01/15/28	69	61
EPR Properties
4.75%, 12/15/26	1,625	1,444
4.50%, 06/01/27	675	580
GLP Financing, LLC
5.25%, 06/01/25	750	725
Hat Holdings I LLC
6.00%, 04/15/25 (a)	847	798
3.38%, 06/15/26 (a)	191	153
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	821
Retail Properties of America, Inc.
4.00%, 03/15/25	577	546
VICI Properties Inc.
5.63%, 05/01/24 (a)	1,450	1,424
3.50%, 02/15/25 (a)	2,500	2,311
3.75%, 02/15/27 (a)	498	435
Vornado Realty L.P.
3.50%, 01/15/25	639	597
2.15%, 06/01/26	311	264
		10,887
Communication Services 1.1%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	1,400	1,251
AMC Networks, Inc.
5.00%, 04/01/24	1,000	962
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	1,127	1,089
Netflix, Inc.
5.88%, 02/15/25	700	702
3.63%, 06/15/25 (a)	838	791
4.38%, 11/15/26	3,484	3,286
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	445	434
3.55%, 04/14/25	495	475
T-Mobile USA, Inc.
2.25%, 02/15/26	1,013	907
Weibo Corporation
1.25%, 11/15/22 (b)	540	532
		10,429
Health Care 0.9%
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,475	1,449
4.25%, 12/15/25 (a)	5,000	4,792
Centene Corporation
4.25%, 12/15/27	563	513
HCA Inc.
5.25%, 04/15/25	754	738
Mylan Inc
3.13%, 01/15/23 (a)	1,192	1,182
		8,674
Total Corporate Bonds And Notes (cost $451,666)		426,993
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.1%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	749
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 3.61%, (1 Month USD LIBOR + 0.80%), 06/15/33 (c)	1,250	1,210
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 4.14%, (1 Month USD LIBOR + 1.15%), 10/20/36 (c)	2,400	2,324
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 4.34%, (1 Month USD LIBOR + 1.40%), 01/16/37 (c)	2,730	2,637
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,040
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	518	518
American Express Credit Account Master Trust
Series 2022-A-2, 3.39%, 05/15/25	3,335	3,229
Series 2022-A-3, 3.75%, 08/15/25	3,450	3,362
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-C-1, 3.36%, 02/18/25	314	313
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	201
Anchorage Capital Clo 3-R, LLC
Series 2014-A-3RA, 3.84%, (3 Month USD LIBOR + 1.05%), 01/28/31 (c)	295	289
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	44	39
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.48%, 09/27/66	1,034	854
Angel Oak Mortgage Trust LLC
Series 2021-A1-4, REMIC, 1.04%, 08/25/25 (c)	598	510
Apidos CLO XXIV
Series 2016-A1AL-24A, 3.66%, (3 Month USD LIBOR + 0.95%), 10/21/30 (c)	1,600	1,556
Apidos Clo Xxv Blocker A
Series 2016-A1R-25A, 3.88%, (3 Month USD LIBOR + 1.17%), 10/20/31 (c)	2,510	2,440
Apidos CLO XXXI
Series 2019-A1R-31A, 3.61%, (3 Month USD LIBOR + 1.10%), 04/15/31 (c)	1,700	1,653
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	1,049	953
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 3.74%, (SOFR 30-Day Average + 1.45%), 01/16/37 (c)	1,470	1,443
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 3.92%, (1 Month USD LIBOR + 1.10%), 05/15/36 (c)	760	745
Series 2021-D-FL2, 5.32%, (1 Month USD LIBOR + 2.50%), 05/15/36 (c)	3,300	3,158
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 3.89%, (1 Month USD LIBOR + 1.07%), 08/15/34 (c)	990	955
Ares L CLO Ltd.
Series 2018-AR-50A, 3.56%, (3 Month USD LIBOR + 1.05%), 06/15/32 (c)	1,510	1,461
Ares XLII CLO Ltd.
Series 2017-AR-42A, 3.68%, (3 Month USD LIBOR + 0.92%), 01/24/28 (c)	1,208	1,188
Atrium Hotel Portfolio Trust 2018-ATRM
Series 2018-A-ATRM, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 06/15/35 (c)	1,150	1,113
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	2,156	2,072
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,850
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	849
Bain Capital Credit
Series 2017-A1R-1A, 3.68%, (3 Month USD LIBOR + 0.97%), 07/20/30 (c)	1,600	1,568
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR-2A, 3.84%, (3 Month USD LIBOR + 1.10%), 10/18/32 (c)	1,000	963
Bain Capital Credit CLO 2020-5, Limited
Series 2020-A1-5A, 3.93%, (3 Month USD LIBOR + 1.22%), 01/20/32 (c)	410	399
Barings CLO Ltd.
Series 2019-A1R-3A, 3.78%, (3 Month USD LIBOR + 1.07%), 04/21/31 (c)	2,000	1,947
Bayview MSR Opportunity Master Fund Trust
Series 2021-A11-4, REMIC, 3.13%, (SOFR 30-Day Average + 0.85%), 03/25/44 (c)	2,535	2,358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 3.54%, (1 Month USD LIBOR + 0.72%), 03/16/37 (c) (e)	2,060	1,947
Series 2018-C-TALL, REMIC, 3.94%, (1 Month USD LIBOR + 1.12%), 03/16/37 (c) (e)	2,100	1,922
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 3.77%, (1 Month USD LIBOR + 0.96%), 11/15/34 (c)	845	809
BDS 2018-FL8
Series 2021-A-FL8, 3.30%, (1 Month USD LIBOR + 0.92%), 01/18/36 (c)	1,248	1,218
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 4.06%, (1 Month USD LIBOR + 1.07%), 06/16/26 (c)	2,230	2,177
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 3.71%, (3 Month USD LIBOR + 1.00%), 07/20/29 (c)	736	727
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 3.89%, (3 Month USD LIBOR + 1.18%), 01/20/32 (c)	480	467
BFLD Trust 2019-DPLO
Series 2019-E-DPLO, REMIC, 5.06%, (1 Month USD LIBOR + 2.24%), 10/16/34 (c)	1,900	1,809
Series 2019-F-DPLO, REMIC, 5.36%, (1 Month USD LIBOR + 2.54%), 10/16/34 (c)	2,040	1,946
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 3.79%, (1 Month USD LIBOR + 0.98%), 08/15/36 (c)	64	63
BlueMountain Fuji US Clo Ltd
Series 2017-A1R-1A, 3.69%, (3 Month USD LIBOR + 0.98%), 07/20/29 (c)	3,000	2,931
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	169	165
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 3.97%, (1 Month USD LIBOR + 1.15%), 05/15/29 (c)	43	43
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 4.14%, (1 Month USD LIBOR + 1.32%), 12/15/38 (c)	1,540	1,486
BWAY Corporation
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	604
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 4.12%, (1 Month USD LIBOR + 1.30%), 04/17/34 (c)	4,982	4,798
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 3.74%, (1 Month USD LIBOR + 0.92%), 10/15/36 (c)	227	223
Series 2019-B-XL, REMIC, 3.90%, (1 Month USD LIBOR + 1.08%), 10/15/36 (c)	218	214
Series 2019-C-XL, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 10/15/36 (c)	170	166
Series 2019-D-XL, REMIC, 4.27%, (1 Month USD LIBOR + 1.45%), 10/15/36 (c)	3,165	3,062
Series 2019-F-XL, REMIC, 4.82%, (1 Month USD LIBOR + 2.00%), 10/15/36 (c)	213	205
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 3.67%, (1 Month USD LIBOR + 0.85%), 11/15/38 (c)	1,560	1,498
Series 2021-D-ACNT, REMIC, 4.67%, (1 Month USD LIBOR + 1.85%), 11/15/38 (c)	660	618
BX Trust
Series 2017-F-SLCT, REMIC, 7.07%, (1 Month USD LIBOR + 4.25%), 07/15/34 (c) (e)	3,400	3,309
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 3.62%, (1 Month USD LIBOR + 0.80%), 05/15/37 (c) (e)	2,890	2,820
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 5.06%, (1 Month USD LIBOR + 2.24%), 10/16/23 (c)	2,620	2,465
BX Trust 2021-MFM1
Series 2021-A-MFM1, REMIC, 3.52%, (1 Month USD LIBOR + 0.70%), 01/17/23 (c)	700	673
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 3.31%, (1 Month Term SOFR + 1.00%), 01/18/39 (c)	3,840	3,693
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 4.76%, 08/15/39	3,840	3,831
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 3.47%, (1 Month USD LIBOR + 0.65%), 08/17/26 (c)	5,010	4,802
Series 2021-B-FILM, REMIC, 3.72%, (1 Month USD LIBOR + 0.90%), 08/17/26 (c)	530	500
Capital One Multi-Asset Execution Trust
Series 2022-A-A2, 3.49%, 05/15/25	3,350	3,247
Capital One Prime Auto Receivables Trust 2021-1
Series 2021-A2-1, 0.32%, 04/17/23	542	536
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A3-1, 3.17%, 04/15/27	6,330	6,107
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	2,289	2,277
Series 2022-A3-2, 3.66%, 05/17/27	2,337	2,287
Carlyle Global Market Strategies CLO 2014-3RA Limited
Series 2014-A1A-3RA, 3.82%, (3 Month USD LIBOR + 1.05%), 07/28/31 (c)	3,878	3,772
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 3.69%, (3 Month USD LIBOR + 0.98%), 07/21/31 (c)	1,010	982
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 3.76%, (3 Month USD LIBOR + 1.05%), 07/21/31 (c)	2,000	1,948
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 3.61%, (3 Month USD LIBOR + 0.90%), 07/20/29 (c)	360	352
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 3.79%, (3 Month USD LIBOR + 1.08%), 04/21/31 (c)	1,600	1,556
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,806
Series 2020-A3-2, 1.70%, 11/15/24	8	8
Carmax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	902
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	787
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	191	182
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	289	285
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	3,845	3,760
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,900	1,860
Cedar Funding Ltd
Series 2021-A-14A, 3.61%, (3 Month USD LIBOR + 1.10%), 07/15/33 (c)	1,220	1,176
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 3.81%, (3 Month USD LIBOR + 1.10%), 10/20/32 (c)	1,400	1,346
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 4.09%, (3 Month USD LIBOR + 1.05%), 06/01/32 (c)	1,440	1,395
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,894	2,469
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	1,915	1,879
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 3.84%, (3 Month USD LIBOR + 1.10%), 01/31/31 (c)	250	245
CIFC Funding 2013-II, Ltd.
Series 2013-A1L2-2A, 3.74%, (3 Month USD LIBOR + 1.00%), 10/18/30 (c)	1,400	1,373
CIFC Funding Ltd
Series 2021-A-4A, 3.56%, (3 Month USD LIBOR + 1.05%), 07/15/33 (c)	2,000	1,938
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 1.10%, 02/18/53 (c)	34,763	1,781
COMM 2012-CR6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	408
COMM 2013-CR21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	295

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
COMM 2014-CR17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	380	366
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	340
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	323
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	407
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	341	323
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	572
CSMC 2019-ICE4
Series 2019-A-ICE4, REMIC, 3.80%, (1 Month USD LIBOR + 0.98%), 05/15/36 (c)	4,525	4,457
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (e)	111	102
CSMC 2020-SPT1 Trust
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (e)	95	93
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 4.22%, (1 Month USD LIBOR + 1.40%), 07/17/23 (c)	510	499
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (c)	143	113
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (e)	1,015	862
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (c)	353	281
CSMC 2021-NQM6 Trust
Series 2021-A1-NQM6, REMIC, 1.17%, 09/25/25 (c)	1,545	1,265
Series 2021-A2-NQM6, REMIC, 1.38%, 09/25/25 (c)	1,012	814
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 11/25/66 (c)	936	782
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 4.21%, 10/17/39 (c)	1,070	1,025
Series 2021-C-W52, REMIC, 5.12%, 10/17/39 (c)	2,010	1,918
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 4.04%, (1 Month USD LIBOR + 1.03%), 12/19/25 (c)	850	827
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	1,072	868
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	284	281
Dell Equipment Finance Trust 2021-2
Series 2021-A2-2, 0.33%, 06/22/23	646	637
Discover Card Execution Note Trust
Series 2022-A3-A3, 3.56%, 07/15/25	2,485	2,412
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 04/15/26	333	333
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, 4.09%, 06/15/26	305	305
Drive Auto Receivables Trust 2021-2
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,035
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 3.49%, (3 Month USD LIBOR + 0.98%), 04/15/28 (c)	1,656	1,630
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 3.63%, (3 Month USD LIBOR + 1.12%), 01/15/31 (c)	530	518
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 3.53%, (3 Month USD LIBOR + 1.02%), 04/15/31 (c)	1,600	1,565
Dryden 72 CLO Ltd
Series 2019-AR-72A, 3.99%, (3 Month USD LIBOR + 1.08%), 05/17/32 (c)	1,130	1,092
Dryden Senior Loan Fund
Series 2022-A1-113A, 0.00%, 10/20/35 (c)	1,500	1,500
DSC Floorplan Master Owner Trust
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,398
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (c)	54	48
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (c)	291	247
Elmwood CLO III Ltd
Series 2021-A-3A, 3.75%, (3 Month USD LIBOR + 1.04%), 10/20/34 (c)	1,570	1,515
Elmwood CLO XI Ltd
Series 2022-A-6A, 0.00%, (3 Month Term SOFR + 2.20%), 10/18/34 (c)	3,000	2,996
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-D-ELP, REMIC, 4.34%, (1 Month USD LIBOR + 1.52%), 11/15/23 (c)	580	541
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	164	160
EQUS 2021-EQAZ Mortgage Trust
Series 2021-B-EQAZ, REMIC, 3.49%, 10/15/38 (c)	620	587
Series 2021-C-EQAZ, REMIC, 3.74%, 10/15/38 (c)	1,950	1,843
Series 2021-D-EQAZ, REMIC, 4.04%, 10/15/38 (c)	940	879
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	375	361
Series 2021-D-2A, 1.40%, 04/15/27	655	604
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	760	697
Exeter Automobile Receivables Trust 2022-3
Series 2022-A3-3A, 4.21%, 10/15/23	1,900	1,886
Series 2022-B-3A, 4.86%, 06/15/24	4,000	3,936
Flagship Credit Auto Trust 2022-3
Series 2022-A2-3, 4.06%, 10/15/25	2,302	2,290
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	929
Ford Credit Auto Lease Trust 2021-A
Series 2021-A3-A, 0.26%, 02/15/23	363	361
Ford Credit Auto Owner Trust
Series 2018-A-2, 3.47%, 07/15/23 (e)	175	173
Series 2019-A-1, 3.52%, 01/15/24 (e)	524	515
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,622
Series 2021-A-1, 1.37%, 04/15/26	900	803
Series 2022-A-1, 3.88%, 05/15/27	4,000	3,838
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	381	371
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 3.73%, (3 Month USD LIBOR + 0.95%), 07/24/30 (c)	600	587
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 3.65%, (3 Month USD LIBOR + 0.87%), 04/24/29 (c)	1,584	1,553
GLS Auto Receivables Trust 2021-3
Series 2021-A-3A, 0.42%, 05/15/23	470	466
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	697
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A3-2, REMIC, 3.42%, 06/20/25	5,000	4,901
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	2,335	2,324
Series 2022-A3-3, 4.01%, 10/21/24	2,121	2,096
GM Financial Consumer Automobile Receivables Trust
Series 2021-A3-1, 0.35%, 05/16/24	318	309
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	869	849
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	265

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 3.85%, (1 Month USD LIBOR + 1.03%), 12/15/36 (c) (e)	4,806	4,687
Series 2019-C-WOLF, REMIC, 4.45%, (1 Month USD LIBOR + 1.63%), 12/15/36 (c) (e)	1,600	1,532
Series 2019-E-WOLF, REMIC, 5.55%, (1 Month USD LIBOR + 2.73%), 12/15/36 (c) (e)	1,515	1,440
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 3.44%, (1 Month USD LIBOR + 1.02%), 07/15/39 (c)	3,900	3,686
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.89%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	250	244
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 07/16/35 (c) (e)	3,838	3,661
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-B-70P, 4.14%, (1 Month USD LIBOR + 1.32%), 10/15/36 (c) (e)	360	346
GS Mortgage Securities Corporation Trust 2019-SMP
Series 2019-A-SMP, 3.97%, (1 Month USD LIBOR + 1.15%), 08/16/32 (c) (e)	100	98
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 11/15/23 (c)	2,730	2,630
GS Mortgage Securities Corporation Trust 2021-RENT
Series 2021-A-RENT, 3.71%, (1 Month USD LIBOR + 0.70%), 11/21/35 (c)	4,949	4,863
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 06/15/23 (c)	650	629
Series 2021-H-ROSS, REMIC, 8.72%, (1 Month USD LIBOR + 5.90%), 06/15/23 (c)	750	715
GS Mortgage Securities Trust 2013-GC14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	392
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	5,000	4,907
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	337
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,038
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,062
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 3.94%, (1 Month USD LIBOR + 1.00%), 09/19/36 (c) (e)	1,940	1,870
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	102	102
Series 2020-A4-2, 1.09%, 08/15/23	535	516
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	199	195
Honda Auto Receivables 2021-2 Owner Trust
Series 2021-A2-2, 0.17%, 11/15/22	285	284
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 10/16/23 (c)	3,940	3,829
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 3.82%, (1 Month USD LIBOR + 1.00%), 11/17/36 (c)	306	299
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	3,127
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 3.83%, (1 Month USD LIBOR + 0.95%), 07/07/23 (c) (e)	692	678
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	540
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	791
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-ACE
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	635
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 03/15/24 (c)	2,000	1,940
J.P. Morgan Chase Commercial Mortgage Securities Trust.
Series 2022-A-NLP, REMIC, 3.44%, (1 Month Term SOFR + 0.60%), 04/15/37 (c)	5,000	4,770
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	434
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	388
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	113
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (c)	500	462
Kayne CLO 7 Ltd
Series 2020-A1-7A, 3.94%, (3 Month USD LIBOR + 1.20%), 04/18/33 (c)	1,500	1,448
Kayne CLO I Ltd
Series 2018-AR-1A, 3.49%, (3 Month USD LIBOR + 0.98%), 07/15/31 (c)	800	777
Kayne CLO II Ltd
Series 2018-AR-2A, 3.59%, (3 Month USD LIBOR + 1.08%), 10/15/31 (c)	620	601
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	260	255
KKR CLO 24 Ltd.
Series A1R-24, 2.14%, (3 Month USD LIBOR + 1.08%), 04/20/32 (c)	1,620	1,573
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 3.37%, (1 Month USD LIBOR + 0.55%), 12/15/25 (c)	192	184
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 08/15/26 (c)	1,013	962
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 4.01%, (1 Month USD LIBOR + 1.07%), 02/17/39 (c) (e)	1,520	1,478
Series 2021-AS-FL2, 4.24%, (1 Month USD LIBOR + 1.30%), 02/17/39 (c) (e)	1,520	1,449
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,401
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 04/20/26	1,420	1,382
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 4.11%, (1 Month USD LIBOR + 1.17%), 06/15/39 (c)	860	840
Series 2021-B-FL1, 4.69%, (1 Month USD LIBOR + 1.75%), 06/15/39 (c)	1,360	1,325
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 3.52%, (1 Month USD LIBOR + 0.70%), 03/15/23 (c)	3,342	3,213
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 4.14%, (1 Month Term SOFR + 1.30%), 05/15/24 (c)	2,080	2,079
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 4.82%, (1 Month USD LIBOR + 2.00%), 03/15/24 (c)	2,310	2,284
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 3.83%, (SOFR 30-Day Average + 1.55%), 01/21/37 (c)	1,620	1,589
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 3.80%, (1 Month Term SOFR + 1.51%), 09/15/34 (c)	2	2
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 3.68%, (3 Month USD LIBOR + 0.90%), 07/23/29 (c)	1,951	1,915

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Magnetite XXIX, Limited
Series 2021-A-29A, 3.50%, (3 Month USD LIBOR + 0.99%), 01/17/34 (c)	520	504
Mariner Finance Issuance Trust 2021-BA
Series 2021-A-BA, 2.10%, 10/20/27	795	686
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A3-A, 0.25%, 01/16/24	296	292
MF1 2021-FL6 Ltd.
Series 2021-AS-FL6, 4.39%, (1 Month USD LIBOR + 1.45%), 07/18/36 (c)	830	802
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.02%, (1 Month USD LIBOR + 1.08%), 10/20/36 (c)	4,980	4,781
Series 2021-AS-FL7, 4.39%, (1 Month USD LIBOR + 1.45%), 10/20/36 (c)	1,190	1,142
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 3.63%, (SOFR 30-Day Average + 1.35%), 02/20/37 (c)	4,053	3,920
Series 2022-AS-FL8, 4.03%, (SOFR 30-Day Average + 1.75%), 02/20/37 (c)	2,320	2,239
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	276	275
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	251	251
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	420
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	366	345
Mountain View CLO X Ltd
Series 2015-AR-10A, 3.28%, (3 Month USD LIBOR + 0.82%), 10/13/27 (c)	114	113
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 4.24%, (1 Month Term SOFR + 1.40%), 03/15/24 (c)	4,850	4,750
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.92%, 11/17/22 (c)	1,000	997
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	336	306
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,434	1,232
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,286	1,141
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	585	511
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	880	746
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 3.75%, (3 Month USD LIBOR + 0.97%), 07/25/30 (c)	300	294
Nissan Auto Lease Trust 2020-B
Series 2020-A3-B, 0.43%, 10/16/23	100	100
Nissan Auto Lease Trust 2022-A
Series 2022-A3-A, REMIC, 3.81%, 07/15/24	2,395	2,369
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A-1290, REMIC, 3.91%, (1 Month USD LIBOR + 1.10%), 11/15/23 (c)	2,350	2,212
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 3.75%, (3 Month USD LIBOR + 1.04%), 07/20/32 (c)	1,940	1,865
Octagon Investment Partners 32, Ltd.
Series 2017-A1R-1A, 3.46%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	1,440	1,413
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 3.46%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	470	462
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 3.78%, (3 Month USD LIBOR + 1.00%), 01/27/31 (c)	250	245
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 3.91%, (3 Month USD LIBOR + 1.00%), 02/14/31 (c)	620	602
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	2,075	2,056
Series 2021-A-1A, 0.93%, 03/22/27	268	261
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	1,135	1,128
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,173
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 01/15/23 (c)	1,000	969
Series 2020-AJ-1NYP, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 01/15/23 (c)	670	646
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,394
OZLM XVII, Ltd.
Series 2017-A1-17A, 3.96%, (3 Month USD LIBOR + 1.25%), 07/22/30 (c)	1,491	1,451
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	1,714	1,655
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 3.78%, (3 Month USD LIBOR + 0.80%), 02/22/28 (c)	125	124
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 3.74%, (3 Month USD LIBOR + 1.03%), 07/20/29 (c)	411	402
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A2-A, 4.65%, 12/16/24	3,215	3,197
PFP 2021-7, Ltd.
Series 2021-A-7, 3.79%, (1 Month USD LIBOR + 0.85%), 04/16/38 (c)	502	488
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	957
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,363
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 4.03%, (1 Month USD LIBOR + 0.95%), 07/25/36 (c)	999	962
Romark CLO Ltd
Series 2017-A2R-1A, REMIC, 4.43%, (3 Month USD LIBOR + 1.65%), 10/23/30 (c)	2,220	2,101
Santander Drive Auto Receivables Trust 2018-4
Series 2018-D-4, 3.98%, 06/15/23	483	483
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	602
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	373
Series 2021-D-1, 1.45%, 11/15/24	430	408
Series 2021-C-1, 1.02%, 06/15/27	475	460
Santander Drive Auto Receivables Trust 2021-2
Series 2021-D-2, 1.35%, 07/15/27	832	786
Santander Drive Auto Receivables Trust 2022-2
Series 2022-C-2, REMIC, 3.76%, 12/15/26	2,280	2,202
Santander Drive Auto Receivables Trust 2022-5
Series 2022-A2-5, REMIC, 3.98%, 01/15/25	2,415	2,406
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,195	1,169
Santander Drive Auto Receivables Trust 2022-6
Series 2022-A2-6, 4.37%, 02/15/24	2,395	2,386
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	1,875	1,812
Santander Retail Auto Lease Trust 2021-C
Series 2021-A2-C, 0.29%, 04/22/24	275	274
Series 2021-A3-C, 0.50%, 03/20/25	905	875
SCF Equipment Leasing 2019-2 LLC
Series 2019-A2-2A, 2.47%, 04/20/26	1,467	1,444
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,445
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	809
Series 2021-B-1A, 1.37%, 08/20/29	1,000	900
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,395	1,309
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 05/15/28 (c)	680	646
SLIDE 2018-FUN
Series 2018-B-FUN, REMIC, 4.32%, (1 Month USD LIBOR + 1.50%), 06/16/31 (c) (e)	689	679

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 3.31%, (1 Month Term SOFR + 1.00%), 01/15/27 (c)	3,840	3,706
Sound Point CLO III-R, Ltd.
Series 2013-B-2RA, 3.96%, (3 Month USD LIBOR + 1.45%), 04/16/29 (c)	250	238
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	590	541
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 3.90%, (3 Month USD LIBOR + 0.96%), 11/18/30 (c)	720	703
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 3.87%, (3 Month USD LIBOR + 1.06%), 01/29/32 (c)	250	242
TCW CLO 2022-1 Ltd
Series 2022-A1-1A, 2.09%, 04/22/33 (c)	2,500	2,426
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (e)	4,000	3,553
Toyota Auto Loan Extended Note Trust 2022-1
Series 2022-A-1A, 3.82%, 04/26/27	1,950	1,877
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A3-D, 0.35%, 10/16/23	739	724
TRTX 2019-FL3 Issuer, Ltd.
Series 2019-A-FL3, 3.55%, (1 Month Term SOFR + 1.26%), 10/17/34 (c)	192	192
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,067
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	303	296
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	892	862
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 09/20/23	245	241
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,919
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (e)	66	60
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (c)	393	345
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	516	424
Verus Securitization Trust 2021-5
Series 2021-A1-5, REMIC, 1.01%, 09/25/66 (c)	855	686
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	654	594
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	53	52
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 3.87%, (1 Month USD LIBOR + 1.05%), 12/15/33 (c)	128	125
Series 2019-D-WBM, REMIC, 4.85%, (1 Month USD LIBOR + 2.03%), 12/15/33 (c)	500	480
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 10/15/24	1	1
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	772	766
Series 2021-C-2A, 0.89%, 07/15/26	665	631
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	914	903
York CLO-2 Ltd
Series 2015-AR-1A, 3.91%, (3 Month USD LIBOR + 1.15%), 01/22/31 (c)	2,900	2,831
Series 2015-BR-1A, 4.21%, (3 Month USD LIBOR + 1.45%), 01/22/31 (c)	478	450
Total Non-U.S. Government Agency Asset-Backed Securities (cost $415,416)		400,030
GOVERNMENT AND AGENCY OBLIGATIONS 5.1%
U.S. Treasury Note 4.1%
Treasury, United States Department of
3.00%, 06/30/24	24,749	24,208
4.25%, 09/30/24	10,539	10,544
2.75%, 07/31/27	4,139	3,898
		38,650
Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 4.83%, (SOFR 30-Day Average + 2.55%), 07/25/42 (c)	968	967
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA3, REMIC, 3.13%, (SOFR 30-Day Average + 0.85%), 09/25/41 (c)	760	739
Series 2022-M1A-DNA4, REMIC, 4.48%, (SOFR 30-Day Average + 2.20%), 05/27/42 (c)	2,736	2,719
Series 2022-M1A-HQA2, REMIC, 4.93%, (SOFR 30-Day Average + 2.65%), 07/25/42 (c)	2,448	2,420
Series 2022-M1A-HQA3, REMIC, 4.58%, (SOFR 30-Day Average + 2.30%), 08/25/42 (c)	1,466	1,459
		8,304
Sovereign 0.1%
Morocco, Kingdom of
4.25%, 12/11/22 (a)	1,400	1,396
Municipal 0.0%
Illinois, State of
4.95%, 06/01/23	139	139
JFK International Air Terminal LLC
1.61%, 12/01/22	55	55
Louisiana Utilities Restoration Corporation
3.62%, 02/01/29	398	386
		580
Total Government And Agency Obligations (cost $49,847)		48,930
SENIOR FLOATING RATE INSTRUMENTS 5.1%
Consumer Discretionary 1.2%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 12/23/24 (c)	719	701
Churchill Downs Incorporated
2017 Term Loan B, 4.53%, (1 Month USD LIBOR + 2.00%), 12/12/24 (c)	2,382	2,346
Four Seasons Hotels Limited
New 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 2.00%), 11/30/23 (c) (i)	376	374
New 1st Lien Term Loan, 5.12%, (1 Month USD LIBOR + 2.00%), 11/30/23 (c)	1,544	1,535
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 4.81%, (1 Month USD LIBOR + 1.75%), 10/25/23 (c)	1,572	1,519
Life Time Fitness Inc
2021 Term Loan B, 7.82%, (3 Month USD LIBOR + 4.75%), 12/31/24 (c)	254	251
Resorts World Las Vegas LLC
Term Loan A, 4.02%, (1 Month USD LIBOR + 1.50%), 04/16/24 (c) (j)	2,000	1,955
Seminole Tribe of Florida
2018 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 07/26/24 (c)	339	338
Tenneco, Inc.
1st Lien Term Loan A, 4.52%, (1 Month USD LIBOR + 2.00%), 09/29/23 (c)	1,045	1,031
2018 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 06/18/25 (c)	1,618	1,590
		11,640
Communication Services 1.0%
CenturyLink, Inc.
2020 Term Loan A, 4.52%, (1 Month USD LIBOR + 2.00%), 01/31/25 (c)	1,512	1,483
Charter Communications Operating, LLC
2019 Term Loan B1, 4.28%, (1 Month USD LIBOR + 1.75%), 04/30/25 (c)	5,031	4,929
Comcast Hulu Holdings, LLC
Term Loan A, 3.40%, (1 Month USD LIBOR + 0.88%), 03/15/24 (c)	3,163	3,132
Univision Communications Inc.
Term Loan C5, 5.27%, (1 Month USD LIBOR + 2.75%), 03/15/24 (c)	190	188
		9,732

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Financials 0.8%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.76%, (1 Month USD LIBOR + 1.75%), 01/15/25 (c)	426	416
Cowen Inc
Term Loan B, 7.43%, (6 Month USD LIBOR + 3.25%), 03/24/28 (c)	1,854	1,847
Delos Finance Sarl
2018 Term Loan B, 4.00%, (3 Month USD LIBOR + 1.75%), 10/06/23 (c)	1,488	1,486
Nielsen Finance LLC
USD Term Loan B4, 4.70%, (1 Month USD LIBOR + 2.00%), 10/04/23 (c)	3,251	3,243
		6,992
Information Technology 0.5%
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 09/06/24 (c)	1,106	1,077
Moneygram International, Inc
2021 Term Loan B, 6.00%, (6 Month USD LIBOR + 4.50%), 07/21/26 (c)	1,773	1,732
Ping Identity Corporation
2021 Term Loan B, 6.31%, (1 Month Term SOFR + 3.75%), 11/22/28 (c)	1,701	1,688
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 6.53%, (1 Month USD LIBOR + 4.00%), 04/26/24 (c)	438	420
		4,917
Real Estate 0.5%
American Tower Corporation
2021 First Lien Delayed Draw Term loan, 3.81%, (1 Month USD LIBOR + 1.13%), 12/08/23 (c) (j)	850	839
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 08/15/25 (c)	747	712
Invitation Homes Operating Partnership LP
2020 Term Loan A, 4.04%, (1 Month USD LIBOR + 0.99%), 01/31/25 (c) (j)	2,920	2,843
		4,394
Industrials 0.5%
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (c)	309	299
Drive Chassis HoldCo, LLC
2019 2nd Lien Term Loan, 9.18%, (3 Month USD LIBOR + 6.75%), 04/10/26 (c)	1,700	1,689
XPO Logistics, Inc.
2018 Term Loan B, 4.38%, (1 Month USD LIBOR + 1.75%), 02/23/25 (c)	2,324	2,258
		4,246
Health Care 0.3%
Change Healthcare Holdings LLC
2017 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	1,345	1,339
Hanger, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/06/25 (c) (i)	1,000	995
Signify Health, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 06/22/28 (c) (i)	389	386
2021 Term Loan B, 6.13%, (3 Month USD LIBOR + 3.25%), 06/22/28 (c)	466	463
		3,183
Materials 0.2%
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (c)	1,121	1,102
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 4.06%, (3 Month USD LIBOR + 1.25%), 01/17/23 (c) (j)	233	231
5 Year Delayed Draw Term Loan, 4.43%, (3 Month USD LIBOR + 1.63%), 01/17/25 (c) (j)	775	771
		2,104
Energy 0.1%
Buckeye Partners, L.P.
2021 Term Loan B, 4.81%, (1 Month USD LIBOR + 2.25%), 11/01/26 (c)	1,157	1,127
Total Senior Floating Rate Instruments (cost $49,012)		48,335
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund, 2.68% (k) (l)	5,305	5,305
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (k) (l)	2,845	2,845
Total Short Term Investments (cost $8,150)		8,150
Total Investments 98.2% (cost $974,091)		932,438
Other Derivative Instruments(0.0)%		(244)
Other Assets and Liabilities, Net 1.8%		16,877
Total Net Assets 100.0%		949,071

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $187,223 and 19.7% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(g) All or a portion of the security was on loan as of September 30, 2022.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	08/04/22	1,020	974	0.1
ING Groep N.V., 4.70%, 03/22/28	12/15/21	538	518	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
UBS AG, 5.13%, 05/15/24	08/14/20	2,001	1,854	0.2
		3,559	3,346	0.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,728	January 2023	359,750	(256)	(4,835)

Short Contracts
United States 5 Year Note	(46)	January 2023	(4,954)	12	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	426,993	—	426,993
Non-U.S. Government Agency Asset-Backed Securities	—	400,030	—	400,030
Government And Agency Obligations	—	48,930	—	48,930
Senior Floating Rate Instruments	—	41,696	6,639	48,335
Short Term Investments	8,150	—	—	8,150
	8,150	917,649	6,639	932,438
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,835)	—	—	(4,835)
	(4,835)	—	—	(4,835)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.0%
Communication Services 97.8%
Activision Blizzard, Inc.	46	3,440
Alphabet Inc. - Class A (a)	390	37,266
Alphabet Inc. - Class C (a)	348	33,499
Altice USA, Inc. - Class A (a)	14	84
AMC Entertainment Holdings, Inc. - Class A (a) (b)	33	230
AT&T Inc.	463	7,103
Cable One, Inc.	—	269
CarGurus, Inc. - Class A (a)	6	86
Charter Communications, Inc. - Class A (a)	7	2,185
Cinemark Holdings, Inc. (a)	7	84
Cogent Communications Holdings, Inc.	3	142
Comcast Corporation - Class A	286	8,393
Dish Network Corporation - Class A (a)	16	221
Electronic Arts Inc.	17	1,986
Fox Corporation - Class A	20	612
Fox Corporation - Class B	9	263
Frontier Communications Parent, Inc. (a)	14	338
Getty Images, Inc. - Class A (a)	2	13
Globalstar, Inc. (a) (b)	46	73
IAC Inc. (a)	5	281
iHeartMedia, Inc. - Class A (a)	7	52
Integral Ad Science Holding Corp. (a)	3	24
Iridium Communications Inc. (a)	8	364
John Wiley & Sons, Inc. - Class A	3	104
Liberty Broadband Corporation - Series A (a)	1	82
Liberty Broadband Corporation - Series C (a)	8	594
Liberty Latin America Ltd. - Class A (a)	2	15
Liberty Latin America Ltd. - Class C (a)	10	60
Liberty Media Corporation - Series A (a)	1	73
Liberty Media Corporation - Series A (a) (b)	5	195
Liberty Media Corporation - Series C (a)	10	380
Liberty Media Corporation - Series C (a)	13	782
Lions Gate Entertainment Corp. - Class A (a)	4	30
Lions Gate Entertainment Corp. - Class B (a)	8	54
Live Nation Entertainment, Inc. (a)	9	699
Lumen Technologies Inc.	62	449
Madison Square Garden Entertainment Corp. - Class A (a)	1	166
Match Group, Inc. (a)	18	878
Meta Platforms, Inc. - Class A (a)	148	20,107
Netflix, Inc. (a)	29	6,803
News Corporation - Class A	25	379
News Corporation - Class B	8	118
Nexstar Media Group, Inc. - Class A	3	431
Omnicom Group Inc.	13	837
Paramount Global - Class A (b)	1	13
Paramount Global - Class B (b)	33	622
Pinterest, Inc. - Class A (a)	38	882
Playtika Holding Corp. (a)	7	62
Roku Inc. - Class A (a)	8	448
Shutterstock, Inc.	2	75
Sirius XM Holdings Inc. (b)	45	259
Snap Inc. - Class A (a)	67	659
Take-Two Interactive Software, Inc. (a)	10	1,110
TechTarget, Inc. (a)	2	101
Tegna Inc.	14	293
The Interpublic Group of Companies, Inc.	25	650
The New York Times Company - Class A	11	307
The Walt Disney Company (a)	118	11,174
T-Mobile US, Inc. (a)	39	5,248
Twitter, Inc. (a)	44	1,915
Verizon Communications Inc.	273	10,362
Warner Bros. Discovery, Inc. - Series A (a)	144	1,651
Warner Music Group Corp. - Class A	8	176
World Wrestling Entertainment, Inc. - Class A	3	194
Yelp Inc. (a)	5	163
Ziff Davis, Inc. (a)	3	207
		166,815
Consumer Discretionary 0.5%
Dave & Buster's Entertainment, Inc. (a)	3	94
Doordash, Inc. - Class A (a)	17	840
		934
Information Technology 0.5%
Twilio Inc. - Class A (a)	11	779
Real Estate 0.2%
Zillow Group, Inc. - Class A (a)	4	109
Zillow Group, Inc. - Class C (a)	11	306
		415
Total Common Stocks (cost $233,739)		168,943
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.3%
JNL Government Money Market Fund, 2.68% (c) (d)	2,132	2,132
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	1,186	1,186
Total Short Term Investments (cost $3,318)		3,318
Total Investments 101.0% (cost $237,057)		172,261
Other Derivative Instruments(0.0)%		(21)
Other Assets and Liabilities, Net (1.0)%		(1,633)
Total Net Assets 100.0%		170,607

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	27	December 2022	1,905	(21)	(203)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	168,943	—	—	168,943
Short Term Investments	3,318	—	—	3,318
	172,261	—	—	172,261
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(203)	—	—	(203)
	(203)	—	—	(203)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.9%
Consumer Discretionary 95.4%
Abercrombie & Fitch Co. - Class A (a)	15	230
Academy Sports & Outdoors, Inc.	27	1,124
Acushnet Holdings Corp.	11	470
Adient Public Limited Company (a)	30	828
Advance Auto Parts, Inc.	19	3,003
Airbnb, Inc. - Class A (a)	127	13,347
Amazon.com, Inc. (a)	2,087	235,827
American Eagle Outfitters, Inc. (b)	48	463
Aptiv PLC (a)	87	6,778
Asbury Automotive Group, Inc. (a)	7	1,088
Autoliv, Inc.	25	1,687
AutoNation, Inc. (a)	12	1,182
AutoZone, Inc. (a)	6	13,299
Bath & Body Works, Inc.	74	2,397
Best Buy Co., Inc.	64	4,071
Booking Holdings Inc. (a)	13	20,780
Boot Barn Holdings, Inc. (a)	9	553
BorgWarner Inc.	75	2,350
Boyd Gaming Corporation (a)	26	1,234
Bright Horizons Family Solutions, Inc. (a)	18	1,050
Brunswick Corporation	24	1,551
Burlington Stores, Inc. (a)	21	2,364
Caesars Entertainment, Inc. (a)	68	2,186
Capri Holdings Limited (a)	45	1,715
CarMax, Inc. (a)	51	3,357
Carnival Corporation (a) (b)	316	2,220
Carter's, Inc. (b)	12	799
Carvana Co. - Class A (a) (b)	32	649
Cavco Industries, Inc. (a)	3	529
Chewy, Inc. - Class A (a) (b)	28	876
Chipotle Mexican Grill, Inc. (a)	9	13,290
Choice Hotels International, Inc.	10	1,044
Churchill Downs Incorporated	10	1,937
Columbia Sportswear Company	11	730
Cracker Barrel Old Country Store, Inc.	7	695
Crocs, Inc. (a)	19	1,330
D.R. Horton, Inc.	101	6,824
Dana Incorporated	38	438
Darden Restaurants, Inc.	39	4,935
Deckers Outdoor Corporation (a)	8	2,609
Dick's Sporting Goods, Inc. (b)	18	1,914
Dillard's, Inc. - Class A (b)	1	315
Domino's Pizza, Inc.	11	3,534
Dorman Products, Inc. (a)	9	741
Draftkings Inc. - Class A (a) (b)	144	2,176
eBay Inc.	175	6,449
ETSY, Inc. (a)	40	4,028
Expedia Group, Inc. (a)	49	4,552
Five Below, Inc. (a)	18	2,416
Floor & Decor Holdings, Inc. - Class A (a)	34	2,390
Foot Locker, Inc.	25	791
Ford Motor Company	1,258	14,088
Fox Factory Holding Corp. (a)	13	1,064
Frontdoor, Inc. (a)	25	513
GameStop Corp. - Class A (a) (b)	81	2,042
General Motors Company	465	14,908
Gentex Corporation	74	1,769
Gentherm Incorporated (a)	10	523
Genuine Parts Company	45	6,736
Group 1 Automotive, Inc.	5	714
H & R Block, Inc.	50	2,141
Hanesbrands Inc.	112	777
Harley-Davidson, Inc.	42	1,455
Hasbro, Inc.	42	2,815
Hilton Grand Vacations Inc. (a)	26	851
Hilton Worldwide Holdings Inc.	87	10,537
Hyatt Hotels Corporation - Class A (a)	16	1,277
KB Home	27	713
Kohl's Corporation	42	1,051
Kontoor Brands, Inc.	14	484
Las Vegas Sands Corp. (a)	106	3,970
LCI Industries	8	813
Lear Corporation	19	2,268
Leggett & Platt, Incorporated	43	1,425
Lennar Corporation - Class A	81	6,040
Lennar Corporation - Class B	5	270
Leslie's, Inc. (a) (b)	46	675
LGI Homes, Inc. (a)	6	508
Life Time Group Holdings, Inc. (a)	14	138
Light & Wonder, Inc. (a)	30	1,277
Lithia Motors, Inc. - Class A	9	1,914
LKQ Corporation	83	3,900
Lowe`s Companies, Inc.	204	38,245
Lucid Group, Inc. (a) (b)	188	2,630
Lululemon Athletica Canada Inc. (a)	37	10,368
Luminar Technologies, Inc. - Class A (a) (b)	77	562
M.D.C. Holdings, Inc.	19	521
Macy's, Inc.	84	1,315
Marriott International, Inc. - Class A	88	12,295
Marriott Vacations Worldwide Corporation	12	1,498
Mattel, Inc. (a)	111	2,106
McDonald's Corporation	234	54,088
MercadoLibre S.R.L (a)	15	12,254
Meritage Homes Corporation (a)	12	826
MGM Resorts International	104	3,103
Mister Car Wash, Inc. (a) (b)	25	212
Mohawk Industries, Inc. (a)	16	1,490
Murphy USA Inc.	7	1,871
National Vision Holdings, Inc. (a)	26	840
Nike, Inc. - Class B	403	33,466
Nordstrom, Inc. (b)	35	590
Norwegian Cruise Line Holdings Ltd. (a) (b)	135	1,536
NVR, Inc. (a)	1	3,911
O'Reilly Automotive, Inc. (a)	20	14,298
Papa John's International, Inc.	10	735
Peloton Interactive, Inc. - Class A (a)	95	658
PENN Entertainment, Inc. (a)	51	1,400
Penske Automotive Group, Inc.	9	847
Petco Health And Wellness Company, Inc. - Class A (a) (b)	25	278
Planet Fitness, Inc. - Class A (a)	27	1,567
Polaris Inc.	18	1,736
Pool Corporation	13	4,037
PulteGroup, Inc.	74	2,776
PVH Corp.	22	982
Quantumscape Battery, Inc. - Class A (a) (b)	88	739
Ralph Lauren Corporation - Class A	14	1,180
Red Rock Resorts, Inc. - Class A	16	536
RH (a)	6	1,583
Rivian Automotive, Inc. - Class A (a) (b)	173	5,698
Ross Stores, Inc.	111	9,381
Royal Caribbean Cruises Ltd.	70	2,646
Seaworld Entertainment, Inc. (a)	14	618
Service Corporation International	50	2,889
Shake Shack, Inc. - Class A (a)	12	526
Signet Jewelers Limited	14	817
Six Flags Operations Inc.	23	412
Skechers U.S.A., Inc. - Class A (a)	44	1,383
Skyline Champion Corporation (a)	16	862
Starbucks Corporation	366	30,804
Steven Madden, Ltd.	24	639
Sweetgreen, Inc. - Class A (a) (b)	23	434
Tapestry, Inc.	80	2,263
Taylor Morrison Home II Corporation - Class A (a)	35	816
Tempur Sealy International, Inc.	55	1,319
Terminix Global Holdings, Inc. (a)	39	1,498
Tesla Inc. (a)	849	225,095
Texas Roadhouse, Inc. - Class A	21	1,866
The Gap, Inc.	69	570
The Goodyear Tire & Rubber Company (a)	89	902
The Home Depot, Inc.	327	90,359
The ODP Corporation (a)	14	492
The TJX Companies, Inc.	373	23,189
The Wendy's Company	55	1,022
Thor Industries, Inc.	17	1,188
Toll Brothers, Inc.	34	1,432

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Topgolf Callaway Brands Corp. (a)	44	853
Tractor Supply Company	35	6,575
Travel + Leisure Co.	27	926
TRI Pointe Homes Holdings, Inc. (a)	32	491
Ulta Beauty, Inc. (a)	17	6,644
Under Armour, Inc. - Class A (a)	60	399
Under Armour, Inc. - Class C (a)	68	407
Urban Outfitters, Inc. (a)	20	386
V.F. Corporation	103	3,090
Vail Resorts, Inc.	13	2,780
Victoria's Secret & Co. (a)	27	781
Vista Outdoor Inc. (a)	18	432
Visteon Corporation (a)	9	934
Wayfair Inc. - Class A (a) (b)	24	774
Whirlpool Corporation	17	2,357
Williams-Sonoma, Inc.	22	2,581
Wingstop Inc.	10	1,220
Wyndham Hotels & Resorts, Inc.	29	1,770
Wynn Resorts, Limited (a)	33	2,083
YETI Holdings, Inc. (a)	27	778
Yum! Brands, Inc.	91	9,651
		1,150,912
Materials 2.7%
Amcor Pty Ltd	478	5,129
Ball Corporation	100	4,817
Berry Global Group, Inc. (a)	40	1,865
Crown Holdings, Inc.	39	3,128
Diversey Holdings, Ltd. (a)	29	139
Graphic Packaging Holding Company	98	1,935
Greif, Inc. - Class A	9	531
International Paper Company	115	3,640
Packaging Corporation of America	30	3,367
Sealed Air Corporation	46	2,056
Silgan Holdings Inc.	26	1,102
Sonoco Products Company	31	1,788
WestRock Company	82	2,524
		32,021
Industrials 1.4%
Albany International Corp. - Class A	10	802
Allison Systems, Inc.	32	1,068
Chargepoint Inc. - Class A (a) (b)	83	1,223
Copart, Inc. (a)	68	7,235
Driven Brands Holdings Inc. (a)	18	507
Fortune Brands Home & Security, Inc.	41	2,184
Millerknoll, Inc.	24	376
Rollins, Inc.	74	2,554
Rush Enterprises, Inc. - Class A	14	604
		16,553
Consumer Staples 0.3%
Casey's General Stores, Inc.	12	2,403
Medifast, Inc.	4	410
Olaplex Holdings, Inc. (a)	28	264
Reynolds Consumer Products Inc.	17	446
		3,523
Communication Services 0.1%
TripAdvisor, Inc. (a)	33	737
Information Technology 0.0%
Sabre Corporation (a)	105	540
Financials 0.0%
Cannae Holdings, Inc. (a)	22	460
Health Care 0.0%
Figs, Inc. - Class A (a)	40	334
Total Common Stocks (cost $1,110,700)		1,205,080
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	10,375	10,375
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (c) (d)	2,522	2,522
Total Short Term Investments (cost $12,897)		12,897
Total Investments 100.9% (cost $1,123,597)		1,217,977
Other Derivative Instruments(0.0)%		(60)
Other Assets and Liabilities, Net (0.9)%		(11,344)
Total Net Assets 100.0%		1,206,573

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	21	December 2022	3,214	(60)	(174)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,205,080	—	—	1,205,080
Short Term Investments	12,897	—	—	12,897
	1,217,977	—	—	1,217,977
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(174)	—	—	(174)
	(174)	—	—	(174)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 98.8%
Consumer Staples 91.0%
Albertsons Companies, Inc. - Class A	49	1,212
Altria Group, Inc.	342	13,789
Archer-Daniels-Midland Company	109	8,741
Bellring Intermediate Holdings, Inc. (a)	48	990
Beyond Meat, Inc. (a) (b)	37	521
BJ's Wholesale Club Holdings, Inc. (a)	32	2,316
Brown-Forman Corporation - Class A	18	1,222
Brown-Forman Corporation - Class B	41	2,751
Bunge Limited	34	2,771
Cal-Maine Foods, Inc.	17	942
Campbell Soup Company	48	2,271
Celsius Holdings, Inc. (a)	13	1,162
Central Garden & Pet Company (a)	17	595
Central Garden & Pet Company - Class A (a)	23	794
Church & Dwight Co., Inc.	51	3,669
Coca-Cola Consolidated, Inc.	2	866
Colgate-Palmolive Company	160	11,219
Conagra Brands, Inc.	105	3,416
Constellation Brands, Inc. - Class A	31	7,218
Costco Wholesale Corporation	82	38,709
Coty Inc. - Class A (a)	136	863
Darling Ingredients Inc. (a)	36	2,408
Flowers Foods, Inc.	57	1,401
Freshpet, Inc. (a)	23	1,173
General Mills, Inc.	116	8,915
Grocery Outlet Holding Corp. (a)	31	1,042
Herbalife Nutrition Ltd. (a)	40	804
Hormel Foods Corporation	65	2,951
Hostess Brands, Inc. - Class A (a)	49	1,142
Ingredion Incorporated	19	1,511
Inter Parfums, Inc.	10	771
J & J Snack Foods Corp.	7	864
Kellogg Company	54	3,784
Keurig Dr Pepper Inc.	170	6,090
Kimberly-Clark Corporation	66	7,444
Kraft Foods Group, Inc.	161	5,377
Lamb Weston Holdings, Inc.	34	2,604
Lancaster Colony Corporation	7	1,050
McCormick & Company, Incorporated	53	3,770
Molson Coors Beverage Company - Class B	46	2,190
Mondelez International, Inc. - Class A	260	14,237
Monster Beverage 1990 Corporation (a)	76	6,649
National Beverage Corp. (a)	17	640
PepsiCo, Inc.	255	41,687
Performance Food Group Company (a)	40	1,700
Philip Morris International Inc.	289	23,991
Pilgrim's Pride Corporation (a)	29	675
Post Holdings, Inc. (a)	16	1,341
PriceSmart, Inc.	14	792
Spectrum Brands Holdings, Inc.	17	660
Sprouts Farmers Market, Inc. (a)	39	1,071
Sysco Corporation	100	7,064
The Beauty Health Company - Class A (a)	65	772
The Boston Beer Company, Inc. - Class A (a)	3	1,111
The Clorox Company	26	3,386
The Coca-Cola Company	720	40,334
The Duckhorn Portfolio Inc. (a)	39	569
The Estee Lauder Companies Inc. - Class A	45	9,630
The Hain Celestial Group, Inc. (a)	45	761
The Hershey Company	29	6,474
The J. M. Smucker Company	24	3,241
The Kroger Co.	130	5,687
The Procter & Gamble Company	440	55,610
The Simply Good Foods Company (a)	35	1,109
Tyson Foods, Inc. - Class A	60	3,987
United Natural Foods, Inc. (a)	23	791
US Foods Holding Corp. (a)	56	1,480
Walmart Inc.	265	34,306
		431,083
Consumer Discretionary 7.8%
Chegg, Inc. (a)	48	1,012
Coursera, Inc. (a)	62	666
Dollar General Corporation	44	10,501
Dollar Tree, Inc. (a)	43	5,788
Graham Holdings Co., Ltd. - Class B	2	937
Grand Canyon Education, Inc. (a)	13	1,054
Helen of Troy Limited (a)	9	882
Krispy Kreme, Inc. (b)	59	677
Newell Brands Inc.	101	1,402
Ollie's Bargain Outlet Holdings, Inc. (a)	20	1,050
Target Corporation	88	13,057
		37,026
Total Common Stocks (cost $496,911)		468,109
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.8%
JNL Government Money Market Fund, 2.68% (c) (d)	3,773	3,773
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	1,232	1,232
Total Short Term Investments (cost $5,005)		5,005
Total Investments 99.9% (cost $501,916)		473,114
Other Derivative Instruments(0.0)%		(95)
Other Assets and Liabilities, Net 0.1%		559
Total Net Assets 100.0%		473,578

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	77	December 2022	5,587	(95)	(394)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	468,109	—	—	468,109
Short Term Investments	5,005	—	—	5,005
	473,114	—	—	473,114
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(394)	—	—	(394)
	(394)	—	—	(394)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.3%
Health Care 22.3%
Amgen Inc.	244	54,873
Johnson & Johnson	244	39,769
Merck & Co., Inc.	243	20,965
UnitedHealth Group Incorporated	243	122,950
		238,557
Information Technology 20.0%
Apple Inc.	244	33,644
Cisco Systems, Inc.	243	9,738
Intel Corporation	243	6,274
International Business Machines Corporation	243	28,924
Microsoft Corporation	244	56,699
Salesforce, Inc. (a)	243	35,017
Visa Inc. - Class A	243	43,248
		213,544
Financials 15.6%
American Express Company	244	32,843
JPMorgan Chase & Co.	244	25,440
The Goldman Sachs Group, Inc.	244	71,342
The Travelers Companies, Inc.	244	37,296
		166,921
Consumer Discretionary 13.5%
McDonald's Corporation	244	56,173
Nike, Inc. - Class B	243	20,235
The Home Depot, Inc.	244	67,176
		143,584
Industrials 12.8%
3M Company	243	26,901
Caterpillar Inc.	243	39,945
Honeywell International Inc.	244	40,648
The Boeing Company (a)	243	29,476
		136,970
Consumer Staples 7.8%
The Coca-Cola Company	243	13,638
The Procter & Gamble Company	243	30,735
Walgreens Boots Alliance, Inc.	243	7,644
Walmart Inc.	243	31,575
		83,592
Energy 3.3%
Chevron Corporation	243	34,976
Communication Services 3.0%
The Walt Disney Company (a)	243	22,964
Verizon Communications Inc.	244	9,244
		32,208
Materials 1.0%
Dow Inc.	244	10,695
Total Common Stocks (cost $827,776)		1,061,047
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 2.68% (b) (c)	5,123	5,123
Total Short Term Investments (cost $5,123)		5,123
Total Investments 99.8% (cost $832,899)		1,066,170
Other Derivative Instruments(0.0)%		(102)
Other Assets and Liabilities, Net 0.2%		2,382
Total Net Assets 100.0%		1,068,450

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	40	December 2022	6,433	(102)	(673)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,061,047	—	—	1,061,047
Short Term Investments	5,123	—	—	5,123
	1,066,170	—	—	1,066,170
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(673)	—	—	(673)
	(673)	—	—	(673)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.5%
Energy 98.9%
Antero Midstream Corporation	486	4,460
Antero Resources Corporation (a)	407	12,416
Apa Corp.	472	16,136
Arch Resources, Inc. - Class A	27	3,163
Baker Hughes Company - Class A	1,459	30,579
Cactus, Inc. - Class A	88	3,387
California Resources Corporation	110	4,212
Callon Petroleum Company (a)	74	2,585
ChampionX Corporation	294	5,763
Cheniere Energy, Inc.	360	59,757
Chesapeake Energy Corporation	139	13,053
Chevron Corporation	2,597	373,072
Chord Energy Corporation	60	8,165
Civitas Resources, Inc.	74	4,228
CNX Resources Corporation (a)	275	4,278
Comstock Resources, Inc. (a)	133	2,298
ConocoPhillips	1,836	187,861
Continental Resources, Inc.	79	5,282
Coterra Energy Inc.	1,147	29,965
CVR Energy, Inc.	40	1,174
Denbury Inc. (a)	71	6,166
Devon Energy Corporation	944	56,774
Diamondback Energy, Inc.	256	30,875
DT Midstream, Inc.	140	7,247
EOG Resources, Inc.	845	94,417
EQT Corporation	533	21,738
Equitrans Midstream Corporation	624	4,671
Exxon Mobil Corporation	6,010	524,693
Halliburton Company	1,307	32,171
Helmerich & Payne, Inc.	153	5,641
Hess Corporation	402	43,793
HF Sinclair Corporation	209	11,279
Kinder Morgan, Inc.	2,859	47,572
Kosmos Energy Ltd. (a)	660	3,411
Liberty Energy Inc. - Class A (a)	229	2,906
Magnolia Oil & Gas Corporation - Class A	240	4,750
Marathon Oil Corporation	975	22,025
Marathon Petroleum Corporation	719	71,418
Matador Resources Company	162	7,933
Murphy Oil Corporation	211	7,420
NexTier Oilfield Solutions Inc. (a)	225	1,666
Nov Inc. (b)	569	9,204
Occidental Petroleum Corporation	1,074	66,030
ONEOK, Inc.	644	33,017
Ovintiv Canada ULC	367	16,869
Patterson-UTI Energy, Inc.	315	3,682
PBF Energy Inc. - Class A (a)	155	5,438
PDC Energy, Inc.	139	8,034
Peabody Energy Corporation (a)	168	4,172
Permian Resources Corporation - Class A (a)	292	1,985
Phillips 66	694	55,992
Pioneer Natural Resources Company	344	74,518
Range Resources Corporation	358	9,049
RPC, Inc.	119	827
Schlumberger Limited	2,039	73,217
SM Energy Company	177	6,660
Southwestern Energy Company (a)	1,609	9,846
Targa Resources Corp.	328	19,764
Tellurian Inc. (a) (b)	740	1,768
Texas Pacific Land Corporation	9	15,832
The Williams Companies, Inc.	1,757	50,305
Transocean Ltd. (a) (c)	939	2,319
Valaris Limited (a)	85	4,177
Valero Energy Corporation	568	60,700
Weatherford International Public Limited Company (a)	92	2,962
		2,316,767
Utilities 0.3%
National Fuel Gas Company	132	8,106
Materials 0.3%
Valvoline, Inc.	255	6,455
Total Common Stocks (cost $1,891,322)		2,331,328
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (d) (e)	5,975	5,975
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	570	570
Total Short Term Investments (cost $6,545)		6,545
Total Investments 99.8% (cost $1,897,867)		2,337,873
Other Derivative Instruments(0.0)%		(82)
Other Assets and Liabilities, Net 0.2%		4,543
Total Net Assets 100.0%		2,342,334

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,247	2,319	0.1

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	156	December 2022	12,621	(82)	(867)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,331,328	—	—	2,331,328
Short Term Investments	6,545	—	—	6,545
	2,337,873	—	—	2,337,873
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(867)	—	—	(867)
	(867)	—	—	(867)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.3%
Financials 85.6%
ADS Alliance Data Systems, Inc.	14	426
Affiliated Managers Group, Inc.	10	1,151
Aflac Inc.	152	8,551
Alleghany Corporation (a)	4	3,004
Ally Financial Inc.	82	2,286
American Equity Investment Life Holding Company	19	720
American Express Company	159	21,494
American Financial Group, Inc.	19	2,280
American International Group, Inc.	202	9,590
Ameriprise Financial, Inc.	29	7,213
Ameris Bancorp	18	786
Aon Global Limited - Class A	56	15,008
Apollo Asset Management, Inc. (b)	115	5,324
Arch Capital Group Ltd. (a)	98	4,465
Ares Management Corporation - Class A	41	2,518
Arthur J. Gallagher & Co.	56	9,568
Artisan Partners Asset Management Inc. - Class A	18	483
Associated Banc-Corp	40	807
Assurant, Inc.	14	2,023
Assured Guaranty Ltd.	17	800
Atlantic Union Bank	20	606
AXIS Capital Holdings Limited	21	1,015
Axos Financial, Inc. (a)	14	489
BancFirst Corporation	5	415
Bank of America Corporation	1,857	56,079
Bank of Hawaii Corporation	11	816
Bank OZK	30	1,181
BankUnited, Inc.	20	688
Berkshire Hathaway Inc. - Class B (a)	479	128,013
BlackRock, Inc.	40	22,038
Blackstone Inc. - Class A	186	15,600
Blue Owl Capital Inc. - Class A (c)	89	822
BOK Financial Corporation	8	708
Brighthouse Financial, Inc. (a)	19	804
Brown & Brown, Inc.	62	3,769
Cadence Bank	49	1,245
Capital One Financial Corporation	102	9,381
Cathay General Bancorp	20	783
Chubb Limited	111	20,177
Cincinnati Financial Corporation	42	3,803
Citigroup Inc.	514	21,437
Citizens Financial Group, Inc.	131	4,486
CME Group Inc. - Class A	95	16,912
CNA Financial Corporation	6	208
CNO Financial Group, Inc.	31	554
Cohen & Steers, Inc.	7	436
Columbia Banking System, Inc.	20	582
Comerica Incorporated	35	2,475
Commerce Bancshares, Inc.	29	1,943
Community Bank System, Inc.	14	870
Credit Acceptance Corporation (a)	2	713
Cullen/Frost Bankers, Inc.	17	2,249
CVB Financial Corp.	35	892
Discover Financial Services	72	6,564
East West Bancorp, Inc.	38	2,535
Eastern Bankshares, Inc.	45	880
Enstar Group Limited (a)	3	592
Equitable Holdings, Inc.	94	2,478
Erie Indemnity Company - Class A	7	1,475
Essent Group Ltd.	28	985
Evercore Inc. - Class A	9	781
Everest Re Group, Ltd.	10	2,754
F.N.B. Corporation	90	1,042
FactSet Research Systems Inc.	10	4,034
Federated Hermes, Inc. - Class B	22	744
Fidelity National Financial, Inc. - Class A	73	2,640
Fifth Third Bancorp	183	5,833
First American Financial Corporation	27	1,267
First Bancorp.	48	657
First Citizens BancShares, Inc. - Class A	3	2,768
First Financial Bancorp.	25	529
First Financial Bankshares, Inc.	34	1,429
First Hawaiian, Inc.	34	842
First Horizon Corporation	142	3,261
First Interstate BancSystem, Inc. - Class A	24	975
First Merchants Corporation	15	584
First Republic Bank	48	6,325
FirstCash Holdings, Inc.	10	746
Focus Financial Partners Inc. - Class A (a)	15	466
Franklin Resources, Inc.	74	1,598
Freedom Holding Corp. (a) (c)	5	232
Fulton Financial Corporation	43	675
Glacier Bancorp, Inc.	29	1,407
Globe Life Inc.	24	2,406
Hamilton Lane Incorporated - Class A	9	562
Hancock Whitney Corporation	23	1,053
Hilltop Holdings Inc.	13	335
Home BancShares, Inc.	50	1,127
Houlihan Lokey, Inc. - Class A	13	1,004
Huntington Bancshares Incorporated	383	5,046
Independence Holdings, LLC	32	951
Independent Bank Corp.	12	927
Independent Bank Group, Inc.	10	604
Interactive Brokers Group, Inc. - Class A	27	1,736
Intercontinental Exchange, Inc.	148	13,403
International Bancshares Corporation	14	610
Invesco Ltd.	119	1,628
Jackson Financial Inc. - Class A (b)	16	443
Janus Henderson Group PLC	36	730
Jefferies Financial Group Inc.	50	1,463
JPMorgan Chase & Co.	779	81,403
K.K.R. Co., Inc. - Class A	153	6,570
KeyCorp	248	3,975
Kinsale Capital Group, Inc.	6	1,463
Lincoln National Corporation	42	1,824
Live Oak Bancshares, Inc.	9	275
Loews Corporation	52	2,602
LPL Financial Holdings Inc.	21	4,648
M&T Bank Corporation	47	8,225
Markel Corporation (a)	4	3,919
MarketAxess Holdings Inc.	10	2,234
Marsh & Mclennan Companies, Inc.	133	19,789
Mercury General Corporation	7	207
MetLife, Inc.	178	10,819
MGIC Investment Corporation	78	1,003
Moelis & Company - Class A	17	558
Moody's Corporation	42	10,181
Morgan Stanley	356	28,105
Morningstar, Inc.	7	1,404
Mr. Cooper Group Inc. (a)	20	797
MSCI Inc. - Class A	21	9,020
Nasdaq, Inc.	91	5,130
Navient Corporation	29	430
Nelnet, Inc. - Class A	5	381
New York Community Bancorp, Inc. - Series A (c)	125	1,066
Northern Trust Corporation	55	4,743
Old National Bancorp	78	1,279
Old Republic International Corporation	76	1,586
Pacific Premier Bancorp, Inc.	26	797
PacWest Bancorp	31	705
PennyMac Financial Services, Inc.	8	336
Pinnacle Financial Partners, Inc.	20	1,648
Popular, Inc.	20	1,468
Primerica, Inc.	10	1,233
Principal Financial Group, Inc.	62	4,461
Prosperity Bancshares, Inc.	24	1,591
Prudential Financial, Inc.	99	8,452
Radian Group Inc.	43	832
Raymond James Financial, Inc.	52	5,110
Regions Financial Corporation	249	4,989
Reinsurance Group of America, Incorporated	18	2,261
RenaissanceRe Holdings Ltd	12	1,635
RLI Corp.	11	1,098
Ryan Specialty Group Holdings, Inc. - Class A (a)	22	878
S&P Global Inc.	91	27,634
SEI Investments Company	28	1,363

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Selective Insurance Group, Inc.	16	1,325
ServisFirst Bancshares, Inc.	13	1,054
Signature Bank	17	2,528
Silvergate Capital Corporation - Class A (a)	8	609
Simmons First National Corporation - Class A	33	709
SLM Corporation	67	938
SoFi Technologies, Inc. (a) (c)	219	1,067
Southstate Corporation	20	1,589
State Street Corporation	98	5,939
Stifel Financial Corp.	28	1,474
SVB Financial Group (a)	16	5,257
Synchrony Financial	129	3,623
Synovus Financial Corp.	38	1,439
T. Rowe Price Group, Inc.	60	6,327
Texas Capital Bancshares, Inc. (a)	14	797
TFS Financial Corporation	13	175
The Allstate Corporation	72	8,983
The Bank of New York Mellon Corporation (b)	196	7,557
The Carlyle Group, Inc.	58	1,486
The Charles Schwab Corporation	406	29,150
The Goldman Sachs Group, Inc.	91	26,572
The Hanover Insurance Group, Inc.	9	1,213
The Hartford Financial Services Group, Inc.	86	5,325
The PNC Financial Services Group, Inc.	109	16,278
The Progressive Corporation	155	18,056
The Travelers Companies, Inc.	63	9,679
TowneBank	18	475
Tradeweb Markets Inc. - Class A	28	1,604
Truist Financial Corporation	352	15,340
Trupanion, Inc. (a) (c)	9	550
U.S. Bancorp	359	14,481
UMB Financial Corporation	11	962
Umpqua Holdings Corporation	58	997
United Bankshares, Inc.	36	1,284
United Community Banks, Inc.	28	913
Unum Group	50	1,939
Upstart Holdings, Inc. (a) (c)	19	395
Valley National Bancorp	113	1,224
Virtu Financial, Inc. - Class A	25	519
Voya Financial, Inc. (c)	26	1,580
W. R. Berkley Corporation	54	3,514
Walker & Dunlop, Inc.	8	677
Washington Federal, Inc.	17	521
Webster Financial Corporation	47	2,142
Wells Fargo & Company	1,008	40,523
WesBanco, Inc.	16	535
Western Alliance Bancorporation	29	1,893
White Mountains Insurance Group Ltd	1	877
Willis Towers Watson Public Limited Company	29	5,869
Wintrust Financial Corporation	15	1,261
WSFS Financial Corporation	17	787
Zions Bancorporation, National Association	40	2,056
Zurich American Corporation	16	674
		1,054,680
Information Technology 13.7%
MasterCard Incorporated - Class A	227	64,443
Paypal Holdings, Inc. (a)	307	26,440
The Western Union Company	103	1,386
Visa Inc. - Class A	434	77,154
		169,423
Health Care 0.0%
CorVel Corporation (a)	3	351
Total Common Stocks (cost $1,285,650)		1,224,454
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund, 2.68% (b) (d)	7,623	7,623
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (b) (d)	2,271	2,271
Total Short Term Investments (cost $9,894)		9,894
Total Investments 100.1% (cost $1,295,544)		1,234,348
Other Derivative Instruments(0.0)%		(122)
Other Assets and Liabilities, Net (0.1)%		(1,285)
Total Net Assets 100.0%		1,232,941

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management, Inc.	—	6,602	897	—	181	(562)	5,324	0.4
Apollo Global Management, Inc.	4,265	—	2,926	—	—	(1,339)	—	—
Athene Holding Ltd - Class A	2,963	—	1,875	—	—	(1,088)	—	—
Jackson Financial Inc. - Class A	1,019	176	394	41	(71)	(287)	443	0.1
The Bank of New York Mellon Corporation	11,926	1,436	1,644	218	(2)	(4,159)	7,557	0.6
	20,173	8,214	7,736	259	108	(7,435)	13,324	1.1

Effective January 1, 2022, Athene Holding Ltd - Class A merged with Apollo Global Management, Inc. to form Apollo Asset Management, Inc. in a tax-free reorganization. Sales Proceeds includes the cost basis of $1,875 and $2,926 of Athene Holding Ltd - Class A and Apollo Global Management, Inc. shares, respectively, that were exchanged for shares of Apollo Asset Management, Inc. that are included in Purchases.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	99	December 2022	9,548	(122)	(276)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,224,454	—	—	1,224,454
Short Term Investments	9,894	—	—	9,894
	1,234,348	—	—	1,234,348
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(276)	—	—	(276)
	(276)	—	—	(276)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.4%
Health Care 98.8%
10X Genomics, Inc. - Class A (a)	61	1,751
Abbott Laboratories	1,139	110,186
AbbVie Inc.	1,150	154,305
Abcellera Biologics Inc. (a) (b)	123	1,212
ABIOMED, Inc. (a)	29	7,182
Acadia Healthcare Company, Inc. (a)	59	4,643
ACADIA Pharmaceuticals Inc. (a)	78	1,279
Agilent Technologies, Inc.	195	23,702
Agiliti, Inc. (a) (b)	19	276
Agilon Health Management, Inc. (a)	129	3,016
Align Technology, Inc. (a)	48	9,932
Alkermes Public Limited Company (a)	106	2,367
Allscripts Healthcare Solutions, Inc. (a)	76	1,164
Alnylam Pharmaceuticals, Inc. (a)	79	15,723
Amedisys, Inc. (a)	22	2,085
AmerisourceBergen Corporation	100	13,601
Amgen Inc.	348	78,404
Amicus Therapeutics, Inc. (a)	168	1,750
AMN Healthcare Services, Inc. (a)	29	3,109
Apellis Pharmaceuticals, Inc. (a)	60	4,068
Apollo Medical Holdings, Inc. (a) (b) (c)	23	880
Arrowhead Pharmaceuticals Inc (a)	69	2,270
Arvinas Operations, Inc. (a)	30	1,321
AtriCure, Inc. (a)	31	1,206
Axonics, Inc. (a)	31	2,175
Azenta, Inc.	49	2,115
Baxter International Inc.	328	17,650
Beam Therapeutics Inc. (a)	39	1,876
Becton, Dickinson and Company	185	41,284
Biogen Inc. (a)	94	25,195
Biohaven Pharmaceutical Holding Company Ltd. (a)	41	6,256
BioMarin Pharmaceutical Inc. (a)	122	10,301
Bio-Rad Laboratories, Inc. - Class A (a)	14	5,757
Bio-Techne Corporation	26	7,275
Blueprint Medicines Corporation (a)	39	2,542
Boston Scientific Corporation (a)	929	35,966
Bristol-Myers Squibb Company	1,388	98,707
Bruker Corporation	66	3,484
Cardinal Health, Inc.	176	11,737
Catalent, Inc. (a)	116	8,400
Centene Corporation (a)	371	28,902
Cerevel Therapeutics Holdings, Inc. - Class A (a)	37	1,049
Certara, Inc. (a)	67	889
Change Healthcare Inc. (a)	165	4,527
Charles River Laboratories International, Inc. (a)	33	6,528
Chemed Corporation	10	4,263
Cigna Corporation	198	55,015
CONMED Corporation	19	1,541
Corcept Therapeutics Incorporated (a)	60	1,542
Coronado Topco, Inc. (a)	35	2,515
Covetrus, Inc. (a)	68	1,418
CRISPR Therapeutics AG (a) (b)	52	3,367
CVS Health Corporation	854	81,416
Cytokinetics, Incorporated (a)	62	3,016
Danaher Corporation	426	109,961
DaVita Inc. (a)	36	2,997
Definitive Healthcare Corp. - Class A (a)	20	303
Denali Therapeutics Inc. (a)	60	1,848
Dentsply Sirona Inc.	139	3,948
DexCom, Inc. (a)	256	20,585
Doximity, Inc. - Class A (a) (b)	73	2,191
Edwards Lifesciences Corporation (a)	403	33,310
Elanco Animal Health Incorporated (a)	294	3,646
Elevance Health, Inc.	156	70,890
Eli Lilly and Company	513	165,823
Encompass Health Corporation	66	2,965
Envista Holdings Corporation (a)	104	3,418
EQRX, Inc. (a) (b)	150	743
Evolent Health, Inc. - Class A (a)	53	1,913
Exact Sciences Corporation (a)	114	3,717
Exelixis, Inc. (a)	209	3,283
Fate Therapeutics, Inc. (a)	54	1,214
Gilead Sciences, Inc.	815	50,279
Glaukos Corporation (a)	31	1,639
Global Blood Therapeutics, Inc. (a)	41	2,799
Globus Medical, Inc. - Class A (a)	52	3,102
Guardant Health, Inc. (a)	67	3,617
Haemonetics Corporation (a)	33	2,442
Halozyme Therapeutics, Inc. (a)	88	3,465
Harmony Biosciences Holdings Inc. (a)	15	684
HCA Healthcare, Inc.	140	25,799
HealthEquity, Inc. (a)	55	3,701
Henry Schein, Inc. (a)	89	5,821
Hologic, Inc. (a)	162	10,437
Horizon Therapeutics Public Limited Company (a)	150	9,288
Humana Inc.	82	40,023
ICU Medical, Inc. (a)	13	1,980
IDEXX Laboratories, Inc. (a)	54	17,638
Illumina, Inc. (a)	102	19,516
Inari Medical, Inc. (a)	32	2,333
Incyte Corporation (a)	121	8,088
Insmed Incorporated (a)	80	1,723
Inspire Medical Systems, Inc. (a)	18	3,205
Insulet Corporation (a)	45	10,400
Integer Holdings Corporation (a)	21	1,287
Integra LifeSciences Holdings Corporation (a)	47	1,989
Intellia Therapeutics, Inc. (a)	50	2,804
Intra-Cellular Therapies, Inc. (a)	57	2,655
Intuitive Surgical, Inc. (a)	232	43,527
Ionis Pharmaceuticals, Inc. (a)	93	4,123
Iovance Biotherapeutics, Inc. (a)	94	900
IQVIA Holdings Inc (a)	121	21,938
Irhythm Technologies, Inc. (a)	20	2,458
Jazz Pharmaceuticals Public Limited Company (a)	41	5,428
Johnson & Johnson	1,710	279,290
Karuna Therapeutics, Inc. (a)	18	3,959
Laboratory Corporation of America Holdings	59	12,000
Lantheus Holdings, Inc. (a)	45	3,196
Lifestance Health Group, Inc. (a) (b)	60	394
LivaNova PLC (a)	34	1,742
Maravai LifeSciences Holdings, Inc. - Class A (a)	71	1,809
Masimo Corporation (a)	32	4,486
McKesson Corporation	94	31,903
Medpace Holdings, Inc. (a)	18	2,780
Medtronic, Inc.	864	69,762
Merck & Co., Inc.	1,647	141,865
Merit Medical Systems, Inc. (a)	33	1,879
Mettler-Toledo International Inc. (a)	15	15,834
Mirati Therapeutics, Inc. (a)	33	2,292
Moderna, Inc. (a)	218	25,801
Molina Healthcare, Inc. (a)	38	12,461
Multiplan Corporation - Class A (a) (b)	156	446
Natera, Inc. (a)	64	2,820
Neogen Corporation (a)	132	1,843
Neurocrine Biosciences, Inc. (a)	62	6,623
Nevro Corp. (a)	23	1,078
Novavax, Inc. (a) (b)	51	937
Novocure Limited (a)	59	4,495
Nutex Health Inc. (a) (b)	17	26
NuVasive, Inc. (a)	35	1,512
Oak Street Health, Inc. (a)	77	1,895
Omnicell, Inc. (a)	29	2,518
OPKO Health, Inc. (a)	254	480
Option Care Health, Inc. (a)	103	3,234
Organon & Co.	165	3,870
Owens & Minor, Inc.	51	1,218
Pacira Pharmaceuticals, Inc. (a)	30	1,575
Patterson Companies, Inc.	58	1,388
Penumbra, Inc. (a)	25	4,719
PerkinElmer, Inc.	81	9,801
Perrigo Company Public Limited Company	88	3,139
Pfizer Inc.	3,650	159,702
Premier Healthcare Solutions, Inc. - Class A	78	2,663
Prestige Consumer Healthcare Inc. (a)	32	1,614
Privia Health Group Inc. (a)	32	1,104
Progyny, Inc. (a)	47	1,732

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
PTC Therapeutics, Inc. (a)	44	2,228
Quest Diagnostics Incorporated	76	9,349
R1 RCM Inc. (a)	90	1,665
Regeneron Pharmaceuticals, Inc. (a)	70	47,999
Relay Therapeutics, Inc. (a)	52	1,160
Repligen Corporation (a)	34	6,320
ResMed Inc.	95	20,842
Roivant Sciences Ltd. (a) (b)	63	202
Royalty Pharma PLC - Class A	236	9,493
Sage Therapeutics Inc. (a)	33	1,306
Sarepta Therapeutics, Inc. (a)	57	6,311
Seagen Inc. (a)	88	12,070
Select Medical Holdings Corporation	68	1,493
Shockwave Medical, Inc. (a)	24	6,547
Signify Health, Inc. - Class A (a)	45	1,323
Sotera Health LLC (a)	62	425
Springworks Therapeutics, Inc. (a)	18	518
STAAR Surgical Company (a)	32	2,238
Steris Limited	65	10,891
Stryker Corporation	219	44,346
Symbion, Inc. (a)	25	574
Syneos Health, Inc. - Class A (a)	68	3,212
Tandem Diabetes Care, Inc. (a)	42	1,994
Teladoc Health, Inc. (a)	106	2,686
Teleflex Incorporated	31	6,203
Tenet Healthcare Corporation (a)	69	3,571
The Cooper Companies, Inc.	32	8,548
The Ensign Group, Inc.	34	2,720
Thermo Fisher Scientific Inc.	255	129,215
Tilray Brands, Inc. (a)	388	1,066
Ultragenyx Pharmaceutical Inc. (a)	46	1,885
United Therapeutics Corporation (a)	30	6,191
UnitedHealth Group Incorporated	608	307,188
Universal Health Services, Inc. - Class B	43	3,828
Veeva Systems Inc. - Class A (a)	91	15,008
Vertex Pharmaceuticals Incorporated (a)	167	48,371
Viatris Inc.	792	6,752
VIR Biotechnology, Inc. (a)	48	919
Waters Corporation (a)	39	10,538
West Pharmaceutical Services, Inc.	48	11,846
Zimmer Biomet Holdings, Inc.	136	14,247
Zoetis Inc. - Class A	304	45,142
		3,320,298
Consumer Staples 0.4%
Walgreens Boots Alliance, Inc.	466	14,628
Materials 0.2%
AptarGroup, Inc.	42	3,977
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	520	1,621
		5,598
Consumer Discretionary 0.0%
Warby Parker Inc. - Class A (a) (b)	41	549
Total Common Stocks (cost $2,205,214)		3,341,073
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	6,701	6,701
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (c) (d)	6,554	6,554
Total Short Term Investments (cost $13,255)		13,255
Total Investments 99.8% (cost $2,218,469)		3,354,328
Other Derivative Instruments(0.0)%		(218)
Other Assets and Liabilities, Net 0.2%		5,635
Total Net Assets 100.0%		3,359,745

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Healthcare Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Medical Holdings, Inc.	1,923	—	185	1	(64)	(794)	880	—

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	167	December 2022	20,985	(218)	(471)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,341,073	—	—	3,341,073
Short Term Investments	13,255	—	—	13,255
	3,354,328	—	—	3,354,328
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(471)	—	—	(471)
	(471)	—	—	(471)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.2%
Industrials 91.0%
3M Company	29	3,155
A. O. Smith Corporation	7	322
AAON, Inc.	2	116
ABM Industries Incorporated	3	131
Acuity Brands, Inc.	2	267
Advanced Drainage Systems, Inc.	3	412
AECOM	7	492
Aerojet Rocketdyne Holdings, Inc. (a)	4	157
AeroVironment, Inc. (a)	1	107
AGCO Corporation	3	307
Air Lease Corporation - Class A	5	165
Air Transport Services Group, Inc. (a)	3	73
Alaska Air Group, Inc. (a)	7	255
Allegiant Travel Company (a)	1	59
Allegion Public Limited Company	5	406
Altra Industrial Motion Corp.	3	113
AMERCO (a)	1	258
American Airlines Group Inc. (a)	34	404
AMETEK, Inc.	12	1,343
APi Group Corp (a)	10	137
Applied Industrial Technologies, Inc.	2	204
Arcosa, Inc.	2	142
Armstrong World Industries, Inc.	2	190
Atkore Inc. (a)	2	166
Atlas Air Worldwide Holdings, Inc. (a)	1	127
Avis Budget Group, Inc. (a)	1	221
Axon Enterprise, Inc. (a)	3	403
Beacon Roofing Supply, Inc. (a)	3	146
Bloom Energy Corporation - Class A (a)	9	182
Booz Allen Hamilton Holding Corporation - Class A	7	630
Brady Corporation - Class A	2	101
Builders FirstSource, Inc. (a)	8	474
BWXT Government Group, Inc.	5	236
C.H. Robinson Worldwide, Inc.	6	615
Carlisle Companies Incorporated	3	748
Carrier Global Corporation	43	1,544
Casella Waste Systems, Inc. - Class A (a)	3	200
Caterpillar Inc.	27	4,468
CBIZ, Inc. (a)	3	115
Chart Industries, Inc. (a)	2	341
Cintas Corporation	4	1,722
Clean Harbors, Inc. (a)	3	285
Comfort Systems USA, Inc.	2	180
Core & Main, Inc. - Class A (a)	3	72
Crane Holdings, Co.	2	215
CSX Corporation	110	2,942
Cummins Inc.	7	1,480
Curtiss-Wright Corporation	2	275
Deere & Company	14	4,790
Delta Air Lines, Inc. (a)	33	928
Donaldson Company, Inc.	6	314
Dover Corporation	7	863
Dycom Industries, Inc. (a)	2	145
Eaton Corporation Public Limited Company	21	2,740
Elance, Inc. (a)	6	85
EMCOR Group, Inc.	3	294
Emerson Electric Co.	31	2,233
Encore Wire Corporation	1	114
EnerSys	2	121
Equifax Inc.	6	1,082
Evoqua Water Technologies Corp. (a)	6	207
Expeditors International of Washington, Inc.	8	745
Exponent, Inc.	3	231
Fastenal Company	30	1,365
Federal Signal Corporation	3	116
FedEx Corporation	12	1,831
First Advantage Corporation (a)	3	38
Flowserve Corporation	7	163
Fluor Corporation (a)	7	182
Forward Air Corporation	1	124
Franklin Electric Co., Inc.	2	164
Frontier Group Holdings, Inc. (a) (b)	2	19
FTI Consulting, Inc. (a)	2	295
Gates Industrial Corporation PLC (a)	5	51
GATX Corporation	2	155
Generac Holdings Inc. (a)	3	586
General Dynamics Corporation	12	2,461
General Electric Company	57	3,502
Graco Inc.	9	523
GrafTech International Ltd.	10	42
GXO Logistics Inc. (a)	6	214
Hayward Holdings, Inc. (a)	5	47
HEICO Corporation	2	296
HEICO Corporation - Class A	4	409
Helios Technologies, Inc.	2	85
Herc Holdings Inc.	1	138
Hertz Global Holdings, Inc. (a)	9	151
Hexcel Corporation	4	225
Hillenbrand, Inc.	4	131
Hillman Solutions Corp. - Class A (a)	6	47
Honeywell International Inc.	35	5,802
Howmet Aerospace Inc.	19	590
Hub Group, Inc. - Class A (a)	2	122
Hubbell Incorporated	3	618
Huntington Ingalls Industries, Inc.	2	457
IAA Spinco Inc. (a)	7	220
IDEX Corporation	4	778
Illinois Tool Works Inc.	15	2,625
Ingersoll Rand Inc.	21	900
Insperity, Inc.	2	188
ITT Inc.	4	278
J. B. Hunt Transport Services, Inc.	4	670
Jacobs Solutions Inc.	7	714
Jeld-Wen, Inc. (a)	4	39
JetBlue Airways Corporation (a)	17	110
Joby Aviation, Inc. - Class A (a) (b)	15	65
John Bean Technologies Corporation	2	141
Johnson Controls International Public Limited Company	36	1,749
Kadant Inc.	1	100
KBR, Inc.	7	310
Kennametal Inc.	4	85
Kirby Corporation (a)	3	188
Knight-Swift Transportation Holdings Inc. - Class A	8	405
Korn Ferry	3	131
Kratos Defense & Security Solutions, Inc. (a)	6	66
L3Harris Technologies, Inc.	10	2,051
Landstar System, Inc.	2	271
LegalZoom.com, Inc. (a) (b)	5	43
Lennox International Inc.	2	370
Lincoln Electric Holdings, Inc.	3	376
Lockheed Martin Corporation	12	4,702
ManpowerGroup Inc.	3	173
Masco Corporation	12	543
Masonite International Corporation (a)	1	83
MasTec, Inc. (a)	3	187
Matson Intermodal - Paragon, Inc.	2	124
MDU Resources Group, Inc.	11	288
Mercury Systems, Inc. (a)	3	120
Mine Safety Appliances Company, LLC	2	207
Moog Inc. - Class A	1	104
MSC Industrial Direct Co., Inc. - Class A	2	178
Mueller Industries, Inc.	3	174
Mueller Water Products, Inc. - Class A	8	84
Nielsen Holdings PLC	19	514
Nikola Subsidiary Corporation (a) (b)	16	55
Nordson Corporation	3	592
Norfolk Southern Corporation	12	2,540
Northrop Grumman Corporation	8	3,528
Nvent Electric Public Limited Company	9	272
Old Dominion Freight Line, Inc.	5	1,176
Oshkosh Corporation	3	237
Otis Worldwide Corporation	22	1,383
Owens Corning	5	390
PACCAR Inc	18	1,501
Parker-Hannifin Corporation	7	1,604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Parsons Corporation (a)	2	67
Pentair Public Limited Company	8	345
Plug Power Inc. (a)	27	564
Quanta Services, Inc.	7	940
Raytheon Technologies Corporation	76	6,234
RBC Bearings Incorporated (a)	1	310
Regal Beloit Corporation	3	481
Republic Services, Inc.	11	1,441
Resideo Technologies, Inc. (a)	7	143
Robert Half International Inc.	6	432
Rocket Lab USA, Inc. - Class A (a)	11	46
Rockwell Automation, Inc.	6	1,281
Ryder System, Inc.	3	199
Saia, Inc. (a)	1	259
Schneider National, Inc. - Class B	2	37
Simpson Manufacturing Co., Inc.	2	174
SiteOne Landscape Supply, Inc. (a)	2	242
Snap-on Incorporated	3	553
Southwest Airlines Co. (a)	31	944
Spirit AeroSystems Holdings, Inc. - Class A	5	120
Spirit Airlines (a)	6	107
SPX Technologies, Inc. (a)	2	129
Stanley Black & Decker, Inc.	8	573
Stericycle, Inc. (a)	5	200
Terex Corporation	4	104
Tetra Tech, Inc.	3	353
Textron Inc.	11	636
The AZEK Company Inc. - Class A (a)	6	94
The Boeing Company (a)	29	3,486
The Brink's Company	2	118
The Middleby Corporation (a)	3	356
The Timken Company	3	204
The Toro Company	5	466
Trane Technologies Public Limited Company	12	1,731
TransDigm Group Incorporated (a)	3	1,395
TransUnion	10	591
Trex Company, Inc. (a)	6	249
Trinet Group, Inc. (a)	2	135
Trinity Industries, Inc.	4	92
Triton Container International Limited	3	175
Tusimple Holdings Inc. - Class A (a) (b)	7	54
Unifirst Corporation	1	133
Union Pacific Corporation	32	6,275
United Airlines Holdings, Inc. (a)	17	548
United Parcel Service, Inc. - Class B	38	6,098
United Rentals, Inc. (a)	4	975
Valmont Industries, Inc.	1	296
Verisk Analytics, Inc.	8	1,381
Vertiv Holdings Co - Class A	16	151
Virgin Galactic Holdings, Inc. - Class A (a) (b)	12	56
W. W. Grainger, Inc.	2	1,142
Waste Management, Inc.	19	3,108
Watsco, Inc.	2	443
Watts Water Technologies, Inc. - Class A	1	177
Werner Enterprises, Inc.	3	114
WESCO International, Inc. (a)	2	276
Westinghouse Air Brake Technologies Corporation	9	763
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	445
Woodward, Inc.	3	249
XPO Logistics, Inc. (a)	6	264
Xylem Inc.	9	812
Zurn Elkay Water Solutions Corporation	8	184
		146,526
Information Technology 6.7%
Advanced Energy Industries, Inc.	2	149
Automatic Data Processing, Inc.	21	4,848
Badger Meter, Inc.	2	139
Global Payments Inc.	14	1,545
MAXIMUS, Inc.	3	180
Paychex, Inc.	17	1,854
Roper Technologies, Inc.	5	1,967
Vm Consolidated, Inc. - Class A (a)	7	114
		10,796
Materials 0.8%
Arconic Corporation (a)	5	90
ATI Inc. (a)	7	178
Avery Dennison Corporation	4	682
Louisiana-Pacific Corporation	4	194
Worthington Industries, Inc.	2	61
		1,205
Consumer Discretionary 0.5%
ADT, Inc.	10	78
Aramark	13	415
Installed Building Products, Inc.	1	98
TopBuild Corp. (a)	2	276
		867
Consumer Staples 0.1%
Energizer Holdings, Inc.	3	86
Seaboard Corporation	—	44
		130
Health Care 0.1%
Enovis Corporation (a)	2	115
Communication Services 0.0%
Ziprecruiter, Inc. - Class A (a)	3	49
Total Common Stocks (cost $188,789)		159,688
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (c) (d)	284	284
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	189	189
Total Short Term Investments (cost $473)		473
Total Investments 99.5% (cost $189,262)		160,161
Other Derivative Instruments(0.0)%		(9)
Other Assets and Liabilities, Net 0.5%		812
Total Net Assets 100.0%		160,964

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	15	December 2022	1,317	(9)	(60)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	159,688	—	—	159,688
Short Term Investments	473	—	—	473
	160,161	—	—	160,161
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(60)	—	—	(60)
	(60)	—	—	(60)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 97.2%
Accenture Public Limited Company - Class A	311	79,953
ACI Worldwide, Inc. (a)	57	1,190
Adobe Inc. (a)	230	63,269
Advanced Micro Devices, Inc. (a)	793	50,246
Affirm Holdings, Inc. - Class A (a) (b)	102	1,910
Akamai Technologies, Inc. (a)	78	6,272
Alarm.Com Holdings, Inc. (a)	25	1,604
Allegro Microsystems Inc. (a)	33	711
Altair Engineering Inc. - Class A (a)	26	1,149
Alteryx, Inc. - Class A (a)	30	1,684
Ambarella Inc. (a)	18	1,004
Amkor Technology, Inc.	50	848
Amphenol Corporation - Class A	292	19,566
Analog Devices, Inc.	255	35,581
ANSYS, Inc. (a)	43	9,459
AppFolio, Inc. - Class A (a)	9	971
Appian Corporation - Class A (a)	20	808
Apple Inc.	5,104	705,373
Applied Materials, Inc.	427	35,014
AppLovin Corporation - Class A (a) (b)	61	1,182
Arista Networks, Inc. (a)	121	13,668
Arrow Electronics, Inc. (a)	31	2,857
Asana, Inc. - Class A (a) (b)	36	793
Autodesk, Inc. (a)	107	19,937
Avalara, Inc. (a)	43	3,980
Avnet, Inc.	47	1,702
Belden Inc.	21	1,269
Bentley Systems, Incorporated - Class B	97	2,974
Bill.Com Holdings Inc. (a)	46	6,104
Black Knight, Inc. (a)	77	4,961
Blackbaud, Inc. (a)	21	934
Blackline, Inc. (a)	27	1,616
Block, Inc. - Class A (a)	260	14,318
Box, Inc. - Class A (a)	71	1,736
Broadcom Inc.	198	88,080
Broadridge Financial Solutions, Inc.	58	8,308
Cadence Design Systems, Inc. (a)	135	21,992
Calix, Inc. (a)	28	1,720
CCC Intelligent Solutions Holdings Inc. (a) (b)	53	485
CDW Corp.	66	10,370
Ceridian HCM Holding Inc. (a)	75	4,202
Ciena Corporation (a)	74	2,986
Cirrus Logic, Inc. (a)	28	1,903
Cisco Systems, Inc.	2,034	81,369
Clear Secure, Inc. - Class A (a)	35	809
Cloudflare, Inc. - Class A (a)	140	7,743
Cognex Corporation	86	3,562
Cognizant Technology Solutions Corporation - Class A	254	14,610
Coherent, Inc. (a)	64	2,234
CommVault Systems, Inc. (a)	22	1,175
Concentrix Corporation	21	2,368
Confluent, Inc. - Class A (a)	70	1,660
Corning Incorporated	374	10,846
Coupa Software Incorporated (a)	37	2,202
CrowdStrike Holdings, Inc. - Class A (a)	105	17,265
Cvent Holding Corp. (a) (b)	33	172
Datadog, Inc. - Class A (a)	122	10,808
Dell Technologies Inc. - Class C	131	4,491
Digital Turbine USA, Inc. (a)	42	610
DigitalOcean Holdings, Inc. (a) (b)	30	1,094
Diodes Incorporated (a)	22	1,453
DocuSign, Inc. (a)	98	5,252
Dolby Laboratories, Inc. - Class A	31	1,993
DoubleVerify Holdings, Inc. (a)	32	878
Dropbox, Inc. - Class A (a)	136	2,823
Duck Creek Technologies, Inc. (a)	36	421
DXC Technology Company (a)	113	2,764
Dynatrace, Inc. (a)	100	3,468
E2Open Parent Holdings, Inc. - Class A (a) (b)	83	502
Elastic N.V. (a)	38	2,708
Embark Technology, Inc. (a) (b)	7	51
Emersub CX, Inc. (a)	14	3,386
Enphase Energy, Inc. (a)	67	18,464
Entegris, Inc.	73	6,084
Envestnet, Inc. (a)	27	1,210
EPAM Systems, Inc. (a)	28	10,207
Euronet Worldwide, Inc. (a)	23	1,753
EverCommerce Inc. (a) (b)	15	164
EVERTEC, Inc.	31	963
ExlService Holdings, Inc. (a)	17	2,446
F5, Inc. (a)	29	4,261
Fabrinet (a)	18	1,754
Fair Isaac Corporation (a)	12	5,111
Fastly, Inc. - Class A (a)	59	537
Fidelity National Information Services, Inc.	299	22,570
First Solar, Inc. (a)	49	6,445
Fiserv, Inc. (a)	314	29,399
Five9, Inc. (a)	35	2,595
FleetCor Technologies, Inc. (a)	37	6,512
Flex Ltd. (a)	218	3,633
Flywire Corporation (a)	31	702
Formfactor, Inc. (a)	38	943
Fortinet, Inc. (a)	321	15,796
Gartner, Inc. (a)	39	10,751
Genpact Limited	81	3,527
GoDaddy Inc. - Class A (a)	76	5,411
Guidewire Software, Inc. (a)	41	2,538
Hewlett Packard Enterprise Company	641	7,681
HP, Inc.	447	11,141
HubSpot, Inc. (a)	24	6,372
Informatica Inc. - Class A (a) (b)	19	380
Insight Enterprises, Inc. (a)	15	1,242
Intel Corporation	2,017	51,980
International Business Machines Corporation	444	52,714
Intuit Inc.	139	53,671
IPG Photonics Corporation (a)	17	1,421
Itron, Inc. (a)	22	948
Jabil Inc.	68	3,900
Jack Henry & Associates, Inc.	36	6,543
JAMF Holding Corp. (a)	22	488
JFROG Ltd (a)	30	657
Juniper Networks, Inc.	157	4,095
Keysight Technologies, Inc. (a)	88	13,883
KLA Corporation	70	21,082
Kulicke and Soffa Industries, Inc.	29	1,104
Kyndryl Holdings, Inc. (a)	102	841
Lam Research Corporation	67	24,628
Lattice Semiconductor Corporation (a)	68	3,338
Littelfuse, Inc.	12	2,439
LiveRamp Holdings, Inc. (a)	32	574
Lumentum Holdings Inc. (a)	34	2,334
MACOM Technology Solutions Holdings, Inc. (a)	25	1,316
Manhattan Associates, Inc. (a)	31	4,099
Marqeta, Inc. - Class A (a)	199	1,416
Marvell Technology, Inc.	417	17,907
MaxLinear, Inc. (a)	35	1,155
Microchip Technology Incorporated	271	16,564
Micron Technology, Inc.	542	27,150
Microsoft Corporation	2,562	596,628
MicroStrategy Incorporated - Class A (a) (b)	5	965
MKS Instruments, Inc.	28	2,327
Momentive Global Inc. (a)	60	351
MongoDB, Inc. - Class A (a)	34	6,687
Monolithic Power Systems, Inc.	22	7,898
Motorola Solutions, Inc.	82	18,362
National Instruments Corporation	66	2,496
nCino, Inc. (a) (b)	38	1,293
NCR Corporation (a)	68	1,297
NetApp, Inc.	108	6,707
NetScout Systems, Inc. (a)	33	1,045
New Relic, Inc. (a)	28	1,632
NortonLifelock Inc.	289	5,812
Novanta Inc. (a)	17	1,940
Nutanix, Inc. - Class A (a)	104	2,164
NVIDIA Corporation	1,230	149,320

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
NXP Semiconductors N.V.	129	19,028
Okta, Inc. - Class A (a)	75	4,240
On Semiconductor Corporation (a)	213	13,265
Onto Innovation Inc. (a)	25	1,576
Oracle Corporation	746	45,571
Pagerduty, Inc. (a)	40	914
Palantir Technologies Inc. - Class A (a)	859	6,980
Palo Alto Networks, Inc. (a)	147	24,050
Paycom Software, Inc. (a)	24	7,893
PAYCOR HCM, Inc. (a)	24	698
Paylocity Holding Corporation (a)	20	4,855
Pegasystems Inc.	20	639
Perficient, Inc. (a)	17	1,111
Ping Identity Holding Corp. (a)	38	1,055
Plexus Corp. (a)	13	1,102
Power Integrations, Inc.	28	1,818
Progress Software Corporation	21	908
PTC Inc. (a)	52	5,432
Pure Storage, Inc. - Class A (a)	138	3,781
Q2 Holdings, Inc. (a)	28	886
Qorvo, Inc. (a)	51	4,026
Qualcomm Incorporated	552	62,328
Qualtrics International Inc. - Class A (a)	49	503
Qualys, Inc. (a)	17	2,391
Rackspace Technology, Inc. (a) (b)	29	120
Rambus Inc. (a)	54	1,380
Rapid7, Inc. (a)	29	1,242
RingCentral, Inc. - Class A (a)	38	1,515
Salesforce, Inc. (a)	489	70,308
Sanmina Corporation (a)	29	1,358
Seagate Technology Holdings Public Limited Company	93	4,955
Semtech Corporation (a)	31	917
SentinelOne, Inc. - Class A (a)	99	2,529
ServiceNow, Inc. (a)	99	37,471
Shift4 Payments, LLC - Class A (a)	25	1,111
Silicon Laboratories Inc. (a)	17	2,075
Sitime Corporation (a)	8	629
Skyworks Solutions, Inc.	79	6,721
Smartsheet Inc. - Class A (a)	61	2,093
Snowflake Inc. - Class A (a)	139	23,649
SolarEdge Technologies Ltd. (a)	27	6,294
SolarWinds Corporation (a)	24	186
Splunk Inc. (a)	73	5,493
Sprout Social, Inc. - Class A (a)	23	1,411
SPS Commerce, Inc. (a)	18	2,218
Squarespace, Inc. - Class A (a) (b)	14	307
SS&C Technologies Holdings, Inc.	110	5,238
Super Micro Computer, Inc. (a)	20	1,127
Switch, Inc. - Class A	64	2,156
Synaptics Incorporated (a)	20	1,935
Synopsys, Inc. (a)	75	22,969
TD SYNNEX Corporation	21	1,716
TE Connectivity Ltd. (c)	157	17,340
Teledyne Technologies Incorporated (a)	23	7,769
Tenable Holdings, Inc. (a)	55	1,924
Teradata Corporation (a)	50	1,569
Teradyne, Inc.	77	5,824
Texas Instruments Incorporated	449	69,474
The Trade Desk, Inc. - Class A (a)	218	13,033
Thoughtworks Holding, Inc. (a)	33	345
Trimble Inc. (a)	121	6,568
TTEC Holdings, Inc.	9	418
Tyler Technologies, Inc. (a)	20	7,057
Uipath, Inc. - Class A (a)	171	2,159
Unity Software Inc. (a) (b)	88	2,817
Universal Display Corporation	22	2,030
Varonis Systems, Inc. (a)	54	1,445
Verint Systems Inc. (a)	32	1,072
VeriSign, Inc. (a)	46	7,964
ViaSat, Inc. (a)	37	1,133
Viavi Solutions Inc. (a)	114	1,484
Vishay Intertechnology, Inc.	63	1,127
VMware, Inc. - Class A (a)	101	10,800
Vontier Corporation	79	1,318
Western Digital Corporation (a)	155	5,045
Wex, Inc. (a)	21	2,675
Wolfspeed, Inc. (a)	61	6,287
Workday, Inc. - Class A (a)	98	14,881
Workiva Inc. - Class A (a)	23	1,765
Xerox Holdings Corporation	58	763
Zebra Technologies Corporation - Class A (a)	25	6,666
Zendesk, Inc. (a)	61	4,616
Zoom Video Communications, Inc. - Class A (a)	109	8,007
Zscaler, Inc. (a)	41	6,766
		3,383,483
Industrials 1.9%
Alight, Inc. - Class A (a)	134	984
ASGN Incorporated (a)	24	2,168
Aurora Innovations Inc. - Class A (a) (b)	180	398
Caci International Inc. - Class A (a)	12	3,038
Clarivate PLC (a)	214	2,005
Dun & Bradstreet Holdings, Inc.	108	1,339
Fortive Corporation	175	10,187
Leidos Holdings, Inc.	68	5,921
Lyft, Inc. - Class A (a)	152	2,001
Maxar Technologies Inc.	37	693
Science Applications International Corporation	26	2,299
Sensata Technologies Holding PLC	76	2,843
Sterling Check Corp. (a)	12	212
SunPower Corporation (a) (b)	42	975
Sunrun Inc. (a)	105	2,898
Uber Technologies, Inc. (a)	973	25,775
Vicor Corporation (a)	11	651
		64,387
Consumer Discretionary 0.2%
Garmin Ltd.	76	6,087
Powerschool Holdings, Inc. - Class A (a)	16	261
Sonos, Inc. (a)	58	807
		7,155
Communication Services 0.2%
Bumble Inc. - Class A (a)	39	843
ZoomInfo Technologies Inc. - Class A (a)	133	5,532
		6,375
Financials 0.1%
Coinbase Global, Inc. - Class A (a) (b)	77	4,986
Forge Global Holdings, Inc. (a) (b)	47	83
		5,069
Utilities 0.0%
Sunnova Energy International Inc. (a)	49	1,080
Total Common Stocks (cost $2,823,558)		3,467,549
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (d) (e)	7,868	7,868
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	7,077	7,077
Total Short Term Investments (cost $14,945)		14,945
Total Investments 100.0% (cost $2,838,503)		3,482,494
Other Derivative Instruments(0.0)%		(227)
Other Assets and Liabilities, Net (0.0)%		(369)
Total Net Assets 100.0%		3,481,898

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	05/27/15	14,501	17,340	0.5

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	140	December 2022	17,082	(227)	(233)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	3,467,549	—	—	3,467,549
Short Term Investments	14,945	—	—	14,945
	3,482,494	—	—	3,482,494
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(233)	—	—	(233)
	(233)	—	—	(233)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.1%
Materials 95.8%
Air Products and Chemicals, Inc.	44	10,281
Albemarle Corporation	23	6,169
Alcoa Corporation	36	1,205
Alpha Metallurgical Resources, Inc.	3	424
Ashland Global Holdings Inc.	10	948
Avient Corporation	17	511
Axalta Coating Systems Ltd. (a)	44	922
Balchem Corporation	6	774
Cabot Corporation	11	721
Celanese Corporation - Class A	20	1,794
CF Industries Holdings, Inc.	40	3,820
Cleveland-Cliffs Inc. (a)	103	1,388
Commercial Metals Company	24	857
Compass Minerals International, Inc.	7	264
Corteva, Inc.	143	8,179
Dow Inc.	143	6,283
DuPont de Nemours, Inc.	100	5,028
Eagle Materials Inc.	8	809
Eastman Chemical Company	24	1,738
Ecolab Inc.	49	7,132
Element Solutions Inc.	45	735
FMC Corporation	25	2,652
Freeport-McMoRan Inc.	285	7,784
H.B. Fuller Company	11	640
Hecla Mining Company	112	442
Huntsman Corporation	38	931
Ingevity Corporation (a)	7	434
Innospec Inc.	5	426
International Flavors & Fragrances Inc.	51	4,612
Legacy Vulcan Corp.	27	4,174
Linde Public Limited Company	99	26,759
Livent Corporation (a)	36	1,092
LyondellBasell Industries N.V. - Class A	51	3,815
Martin Marietta Materials, Inc.	12	4,001
Minerals Technologies Inc.	7	323
MOS Holdings Inc.	69	3,323
MP Materials Corp. - Class A (a)	18	496
NewMarket Corporation	1	416
Newmont Corporation	158	6,644
Nucor Corporation	52	5,578
Olin Corporation	27	1,151
PPG Industries, Inc.	47	5,181
Quaker Chemical Corporation	3	394
Reliance Steel & Aluminum Co.	12	2,094
Royal Gold, Inc.	13	1,225
RPM International Inc.	26	2,141
Sensient Technologies Corporation	8	576
Southern Copper Corporation	17	764
Steel Dynamics, Inc.	35	2,451
Stepan Company	4	398
Summit Materials, Inc. - Class A (a)	23	560
The Chemours Company	31	758
The Scotts Miracle-Gro Company	8	346
The Sherwin-Williams Company	47	9,618
Tronox Holdings PLC	23	280
United States Steel Corporation	47	853
Westlake Corporation	7	593
		163,907
Health Care 1.6%
Avantor, Inc. (a)	134	2,631
Industrials 1.2%
Boise Cascade Company	8	470
UFP Industries, Inc.	12	882
Univar Solutions Inc. (a)	33	751
		2,103
Consumer Staples 0.3%
WD-40 Company	3	480
Energy 0.2%
Enviva, Inc.	6	369
Total Common Stocks (cost $214,852)		169,490
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund, 2.68% (b) (c)	35	35
Total Short Term Investments (cost $35)		35
Total Investments 99.1% (cost $214,887)		169,525
Other Derivative Instruments(0.0)%		(3)
Other Assets and Liabilities, Net 0.9%		1,568
Total Net Assets 100.0%		171,090

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	19	December 2022	1,444	(3)	(70)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	169,490	—	—	169,490
Short Term Investments	35	—	—	35
	169,525	—	—	169,525
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(70)	—	—	(70)
	(70)	—	—	(70)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.8%
Information Technology 48.9%
Adobe Inc. (a)	202	55,617
Advanced Micro Devices, Inc. (a)	697	44,169
Analog Devices, Inc.	222	30,918
ANSYS, Inc. (a)	38	8,358
Apple Inc.	4,181	577,802
Applied Materials, Inc.	371	30,407
ASML Holding N.V. - ADR	37	15,492
Atlassian Corporation PLC - Class A (a)	63	13,219
Autodesk, Inc. (a)	93	17,338
Automatic Data Processing, Inc.	179	40,585
Broadcom Inc.	175	77,649
Cadence Design Systems, Inc. (a)	119	19,390
Cisco Systems, Inc.	1,788	71,528
Cognizant Technology Solutions Corporation - Class A	224	12,885
CrowdStrike Holdings, Inc. - Class A (a)	92	15,207
Datadog, Inc. - Class A (a)	127	11,242
DocuSign, Inc. (a)	87	4,632
Fiserv, Inc. (a)	277	25,927
Fortinet, Inc. (a)	342	16,783
Intel Corporation	1,773	45,693
Intuit Inc.	122	47,179
KLA Corporation	61	18,591
Lam Research Corporation	59	21,721
Marvell Technology, Inc.	366	15,717
Microchip Technology Incorporated	239	14,607
Micron Technology, Inc.	478	23,943
Microsoft Corporation	1,940	451,924
NVIDIA Corporation	912	110,720
NXP Semiconductors N.V.	113	16,655
Okta, Inc. - Class A (a)	65	3,719
Palo Alto Networks, Inc. (a)	129	21,085
Paychex, Inc.	155	17,364
Paypal Holdings, Inc. (a)	499	42,983
Qualcomm Incorporated	485	54,789
Skyworks Solutions, Inc.	70	5,947
Splunk Inc. (a)	70	5,235
Synopsys, Inc. (a)	66	20,253
Texas Instruments Incorporated	395	61,071
VeriSign, Inc. (a)	47	8,073
Workday, Inc. - Class A (a)	87	13,255
Zoom Video Communications, Inc. - Class A (a)	107	7,896
Zscaler, Inc. (a)	61	10,050
		2,127,618
Consumer Discretionary 17.0%
Airbnb, Inc. - Class A (a)	172	18,034
Amazon.com, Inc. (a)	2,651	299,552
Booking Holdings Inc. (a)	17	28,135
Dollar Tree, Inc. (a)	97	13,200
eBay Inc.	238	8,761
JD.com, Inc. - Class A - ADR (a)	219	10,996
Lucid Group, Inc. (a) (b)	723	10,097
Lululemon Athletica Canada Inc. (a)	53	14,816
Marriott International, Inc. - Class A	141	19,704
MercadoLibre S.R.L (a)	22	17,940
O'Reilly Automotive, Inc. (a)	27	19,294
Pinduoduo Inc. - ADR (a)	203	12,690
Ross Stores, Inc.	152	12,775
Starbucks Corporation	496	41,749
Tesla Inc. (a)	809	214,580
		742,323
Communication Services 15.8%
Activision Blizzard, Inc.	337	25,067
Alphabet Inc. - Class A (a)	1,561	149,278
Alphabet Inc. - Class C (a)	1,604	154,237
Baidu, Inc. - Class A - ADR (a)	79	9,265
Charter Communications, Inc. - Class A (a)	69	20,984
Comcast Corporation - Class A	1,902	55,777
Electronic Arts Inc.	120	13,938
Match Group, Inc. (a)	123	5,854
Meta Platforms, Inc. - Class A (a)	889	120,604
NetEase, Inc. - ADR	69	5,212
Netflix, Inc. (a)	192	45,213
Sirius XM Holdings Inc. (b)	1,687	9,633
T-Mobile US, Inc. (a)	542	72,657
		687,719
Consumer Staples 6.7%
Costco Wholesale Corporation	191	90,338
Keurig Dr Pepper Inc.	610	21,844
Kraft Foods Group, Inc.	530	17,690
Mondelez International, Inc. - Class A	591	32,428
Monster Beverage 1990 Corporation (a)	228	19,849
PepsiCo, Inc.	596	97,284
Walgreens Boots Alliance, Inc.	374	11,754
		291,187
Health Care 6.6%
Align Technology, Inc. (a)	34	7,008
Amgen Inc.	231	52,067
AstraZeneca PLC - ADR	256	14,061
Biogen Inc. (a)	63	16,785
DexCom, Inc. (a)	170	13,699
Gilead Sciences, Inc.	541	33,358
IDEXX Laboratories, Inc. (a)	36	11,751
Illumina, Inc. (a)	68	12,989
Intuitive Surgical, Inc. (a)	154	28,867
Moderna, Inc. (a)	169	20,041
Regeneron Pharmaceuticals, Inc. (a)	46	31,857
Seagen Inc. (a)	80	10,915
Vertex Pharmaceuticals Incorporated (a)	111	32,038
		285,436
Industrials 3.4%
Cintas Corporation	44	17,161
Copart, Inc. (a)	102	10,843
CSX Corporation	928	24,712
Fastenal Company	247	11,373
Honeywell International Inc.	291	48,575
Old Dominion Freight Line, Inc.	48	12,046
PACCAR Inc	149	12,493
Verisk Analytics, Inc.	68	11,596
		148,799
Utilities 1.4%
American Electric Power Company, Inc.	221	19,110
Constellation Energy Group, Inc.	142	11,770
Exelon Corporation	430	16,122
Xcel Energy Inc.	235	15,036
		62,038
Total Common Stocks (cost $3,370,894)		4,345,120
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	17,083	17,083
Total Short Term Investments (cost $17,083)		17,083
Total Investments 100.2% (cost $3,387,977)		4,362,203
Other Derivative Instruments(0.0)%		(193)
Other Assets and Liabilities, Net (0.2)%		(9,386)
Total Net Assets 100.0%		4,352,624

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	50	December 2022	12,168	(193)	(1,133)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	4,345,120	—	—	4,345,120
Short Term Investments	17,083	—	—	17,083
	4,362,203	—	—	4,362,203
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,133)	—	—	(1,133)
	(1,133)	—	—	(1,133)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.2%
Real Estate 94.4%
Agree Realty Corporation	12	799
Alexandria Real Estate Equities, Inc.	22	3,086
American Assets Trust, Inc.	8	203
American Homes 4 Rent - Class A	45	1,468
American Tower Corporation	69	14,816
Americold Realty Trust	40	987
Apartment Income REIT Corp.	23	885
Apple Hospitality REIT, Inc.	32	444
AvalonBay Communities, Inc.	21	3,818
Boston Properties, Inc.	21	1,586
Brandywine Realty Trust	26	174
Brixmor Property Group Inc.	45	824
Broadstone Net Lease, Inc.	25	395
Camden Property Trust	16	1,886
CBRE Group, Inc. - Class A (a)	48	3,213
Corporate Office Properties Trust	17	386
Cousins Properties Incorporated	22	523
Crown Castle Inc.	64	9,278
Cubesmart, L.P.	33	1,333
Cushman & Wakefield PLC (a)	24	273
DiamondRock Alpharetta Tenant, LLC (a)	32	238
Digital Realty Trust, Inc.	43	4,225
DigitalBridge Group, Inc. - Class A (a)	22	276
Douglas Emmett, Inc.	26	468
Duke Realty Corporation	57	2,750
EastGroup Properties, Inc.	6	930
EPR Properties	11	403
Equinix, Inc.	13	7,678
Equity Commonwealth (a)	16	402
Equity Lifestyle Properties, Inc.	26	1,628
Equity Residential	50	3,374
Essential Properties Realty Trust, Inc.	21	405
Essex Property Trust, Inc.	10	2,337
eXp World Holdings, Inc. (b)	11	120
Extra Space Storage Inc.	20	3,428
Federal Realty Investment Trust	11	970
First Industrial Realty Trust, Inc.	20	881
Four Corners Property Trust, Inc.	12	290
Gaming and Leisure Properties, Inc.	38	1,673
Healthcare Trust of America, Inc. - Class A	56	1,175
Healthpeak Properties, Inc.	80	1,835
Highwoods Properties, Inc.	16	425
Host Hotels & Resorts, Inc.	106	1,682
Hudson Pacific Properties, Inc.	19	209
Independence Realty Trust, Inc.	33	549
Innovative Industrial Properties, Inc.	4	365
InvenTrust Properties Corp.	10	216
Invitation Homes Inc.	86	2,904
Iron Mountain Incorporated	43	1,895
JBG Smith Properties	15	274
Jones Lang LaSalle Incorporated (a)	7	1,073
Kennedy-Wilson Holdings, Inc.	17	268
Kilroy Realty Corporation	15	653
Kimco Realty Corporation	92	1,686
Kite Realty Naperville, LLC	33	560
Lamar Advertising Company - Class A	13	1,070
Life Storage Inc.	12	1,385
LXP Industrial Trust	41	380
Medical Properties Trust, Inc.	89	1,053
Mid-America Apartment Communities, Inc.	17	2,652
National Health Investors, Inc.	7	375
National Retail Properties, Inc.	26	1,044
National Storage Affiliates Trust	13	525
Newmark Group, Inc. - Class A	19	155
NexPoint Residential Trust, Inc.	3	155
Omega Healthcare Investors, Inc.	35	1,023
Open Doors Technology Inc. - Class A (a) (b)	74	231
OUTFRONT Media Inc.	22	328
Park Hotels & Resorts Inc.	33	374
Pebblebrook Hotel Trust	20	286
Phillips Edison & Company, Inc.	17	484
Physicians Realty Trust	33	503
Piedmont Office Realty Trust, Inc. - Class A	18	195
PotlatchDeltic Corporation	12	488
ProLogis Inc.	110	11,149
Public Storage	23	6,855
Rayonier Inc.	22	653
Realty Income Corporation	91	5,327
Regency Centers Corporation	23	1,229
Retail Opportunity Investments Corp.	19	256
Rexford Industrial Realty, Inc.	25	1,318
RLJ III-EM Columbus Lessee, LLC	24	242
Ryman Hospitality Properties, Inc.	8	604
Sabra Health Care REIT, Inc.	34	449
Safehold Inc. (b)	3	67
SBA Communications Corporation	16	4,551
Simon Property Group, Inc.	48	4,354
SITE Centers Corp.	27	292
SL Green Realty Corp.	9	381
Spirit Realty Capital, Inc.	20	729
STAG Industrial, Inc.	27	759
Store Capital Corporation	39	1,231
Sun Communities, Inc.	18	2,474
Sunstone Hotel Investors, Inc. (a)	32	299
Terreno Realty Corporation	10	525
The Howard Hughes Corporation (a)	5	295
The Macerich Company	32	256
The St. Joe Company	5	158
UDR, Inc.	45	1,886
Uniti Group Inc.	36	247
Urban Edge Properties	17	228
Ventas, Inc.	59	2,380
VICI Properties Inc.	143	4,262
Vornado Realty Trust	24	548
W.P. Carey Inc.	31	2,146
Welltower OP LLC	69	4,416
Wework Inc. - Class A (a) (b)	34	91
Weyerhaeuser Company	110	3,133
Xenia Hotels & Resorts, Inc. (a)	17	237
		171,355
Financials 2.5%
AGNC Investment Corp.	77	652
Annaly Capital Management, Inc. (b)	64	1,095
Arbor Realty Trust, Inc.	25	290
Blackstone Mortgage Trust, Inc. - Class A	25	591
Chimera Investment Corporation	34	179
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13	385
Rithm Capital Corp.	70	509
Starwood Property Trust, Inc. (b)	46	833
		4,534
Industrials 2.3%
CoStar Group, Inc. (a)	59	4,088
Total Common Stocks (cost $230,353)		179,977
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	1,532	1,532
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (c) (d)	493	493
Total Short Term Investments (cost $2,025)		2,025
Total Investments 100.3% (cost $232,378)		182,002
Other Derivative Instruments0.0%		17
Other Assets and Liabilities, Net (0.3)%		(574)
Total Net Assets 100.0%		181,445

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	33	December 2022	1,545	17	(84)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	179,977	—	—	179,977
Short Term Investments	2,025	—	—	2,025
	182,002	—	—	182,002
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(84)	—	—	(84)
	(84)	—	—	(84)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 98.8%
Information Technology 26.0%
Accenture Public Limited Company - Class A	206	52,952
Adobe Inc. (a)	154	42,331
Advanced Micro Devices, Inc. (a)	525	33,267
Akamai Technologies, Inc. (a) (b)	51	4,134
Amphenol Corporation - Class A	194	12,992
Analog Devices, Inc.	169	23,519
ANSYS, Inc. (a)	29	6,451
Apple Inc.	4,911	678,677
Applied Materials, Inc.	284	23,246
Arista Networks, Inc. (a)	78	8,855
Autodesk, Inc. (a)	71	13,314
Automatic Data Processing, Inc.	135	30,479
Broadcom Inc.	131	58,144
Broadridge Financial Solutions, Inc.	40	5,711
Cadence Design Systems, Inc. (a)	88	14,390
CDW Corp.	42	6,587
Ceridian HCM Holding Inc. (a) (b)	52	2,885
Cisco Systems, Inc.	1,349	53,978
Cognizant Technology Solutions Corporation - Class A	168	9,643
Corning Incorporated (b)	245	7,119
DXC Technology Company (a) (b)	71	1,730
Enphase Energy, Inc. (a)	45	12,416
EPAM Systems, Inc. (a) (b)	19	6,781
F5, Inc. (a)	19	2,813
Fidelity National Information Services, Inc.	196	14,832
Fiserv, Inc. (a) (b)	207	19,370
FleetCor Technologies, Inc. (a)	23	4,072
Fortinet, Inc. (a)	212	10,395
Gartner, Inc. (a)	26	7,146
Global Payments Inc.	91	9,817
Hewlett Packard Enterprise Company (b)	420	5,027
HP, Inc. (b)	297	7,406
Intel Corporation	1,333	34,349
International Business Machines Corporation	293	34,865
Intuit Inc.	91	35,404
Jack Henry & Associates, Inc. (b)	23	4,204
Juniper Networks, Inc.	113	2,957
Keysight Technologies, Inc. (a)	58	9,202
KLA Corporation	46	13,870
Lam Research Corporation	44	16,262
MasterCard Incorporated - Class A	278	78,920
Microchip Technology Incorporated (b)	184	11,209
Micron Technology, Inc.	358	17,950
Microsoft Corporation	2,424	564,515
Monolithic Power Systems, Inc. (b)	14	5,123
Motorola Solutions, Inc.	55	12,251
NetApp, Inc.	71	4,396
NortonLifelock Inc. (b)	199	4,004
NVIDIA Corporation	814	98,869
NXP Semiconductors N.V.	86	12,676
On Semiconductor Corporation (a) (b)	140	8,740
Oracle Corporation	494	30,173
Paychex, Inc.	104	11,655
Paycom Software, Inc. (a) (b)	16	5,142
Paypal Holdings, Inc. (a) (b)	377	32,426
PTC Inc. (a)	34	3,560
Qorvo, Inc. (a)	35	2,779
Qualcomm Incorporated	365	41,273
Roper Technologies, Inc.	34	12,225
Salesforce, Inc. (a)	323	46,468
Seagate Technology Holdings Public Limited Company (b)	64	3,395
ServiceNow, Inc. (a)	65	24,681
Skyworks Solutions, Inc.	49	4,219
SolarEdge Technologies Ltd. (a) (b)	19	4,305
Synopsys, Inc. (a)	49	15,073
TE Connectivity Ltd. (c)	103	11,371
Teledyne Technologies Incorporated (a)	15	5,173
Teradyne, Inc.	52	3,929
Texas Instruments Incorporated	296	45,839
Trimble Inc. (a) (b)	83	4,486
Tyler Technologies, Inc. (a) (b)	13	4,622
VeriSign, Inc. (a)	30	5,289
Visa Inc. - Class A (b)	532	94,488
Western Digital Corporation (a) (b)	100	3,249
Zebra Technologies Corporation - Class A (a)	17	4,518
		2,580,583
Health Care 14.9%
Abbott Laboratories (b)	570	55,191
AbbVie Inc.	574	77,025
ABIOMED, Inc. (a) (b)	15	3,683
Agilent Technologies, Inc.	97	11,772
Align Technology, Inc. (a)	24	4,925
AmerisourceBergen Corporation (b)	51	6,962
Amgen Inc. (b)	172	38,858
Baxter International Inc.	160	8,594
Becton, Dickinson and Company (b)	93	20,792
Biogen Inc. (a)	47	12,449
Bio-Rad Laboratories, Inc. - Class A (a)	7	2,983
Bio-Techne Corporation	13	3,561
Boston Scientific Corporation (a)	469	18,147
Bristol-Myers Squibb Company	695	49,406
Cardinal Health, Inc. (b)	85	5,653
Catalent, Inc. (a)	58	4,185
Centene Corporation (a)	184	14,293
Charles River Laboratories International, Inc. (a) (b)	16	3,196
Cigna Corporation	100	27,643
CVS Health Corporation	428	40,794
Danaher Corporation	212	54,779
DaVita Inc. (a) (b)	22	1,800
Dentsply Sirona Inc. (b)	70	1,977
DexCom, Inc. (a)	127	10,227
Edwards Lifesciences Corporation (a)	204	16,815
Elevance Health, Inc.	78	35,341
Eli Lilly and Company	256	82,795
Gilead Sciences, Inc.	411	25,339
HCA Healthcare, Inc.	70	12,839
Henry Schein, Inc. (a) (b)	46	3,044
Hologic, Inc. (a) (b)	81	5,210
Humana Inc. (b)	41	19,806
IDEXX Laboratories, Inc. (a) (b)	27	8,800
Illumina, Inc. (a) (b)	50	9,611
Incyte Corporation (a)	62	4,141
Intuitive Surgical, Inc. (a)	115	21,640
IQVIA Holdings Inc (a)	60	10,886
Johnson & Johnson	855	139,698
Laboratory Corporation of America Holdings	29	5,887
McKesson Corporation (b)	47	15,944
Medtronic, Inc.	432	34,874
Merck & Co., Inc.	823	70,833
Mettler-Toledo International Inc. (a)	7	7,932
Moderna, Inc. (a) (b)	109	12,946
Molina Healthcare, Inc. (a)	19	6,300
Organon & Co. (b)	82	1,921
PerkinElmer, Inc. (b)	41	4,969
Pfizer Inc.	1,827	79,942
Quest Diagnostics Incorporated	38	4,647
Regeneron Pharmaceuticals, Inc. (a) (b)	35	24,016
ResMed Inc.	48	10,528
Steris Limited (b)	33	5,558
Stryker Corporation	109	21,996
Teleflex Incorporated (b)	15	3,028
The Cooper Companies, Inc. (b)	16	4,175
Thermo Fisher Scientific Inc.	127	64,638
UnitedHealth Group Incorporated	304	153,635
Universal Health Services, Inc. - Class B (b)	22	1,910
Vertex Pharmaceuticals Incorporated (a) (b)	84	24,228
Viatris Inc.	418	3,559
Waters Corporation (a)	20	5,274
West Pharmaceutical Services, Inc.	24	5,877
Zimmer Biomet Holdings, Inc.	67	7,036
Zoetis Inc. - Class A	152	22,544
		1,479,057

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 11.5%
Advance Auto Parts, Inc.	20	3,070
Amazon.com, Inc. (a)	2,880	325,469
Aptiv PLC (a)	87	6,838
AutoZone, Inc. (a)	6	13,768
Bath & Body Works, Inc.	77	2,509
Best Buy Co., Inc. (b)	65	4,148
Booking Holdings Inc. (a) (b)	13	21,217
BorgWarner Inc. (b)	76	2,379
Caesars Entertainment, Inc. (a)	68	2,180
CarMax, Inc. (a) (b)	52	3,455
Carnival Corporation (a) (b)	319	2,243
Chipotle Mexican Grill, Inc. (a)	9	13,698
D.R. Horton, Inc. (b)	107	7,213
Darden Restaurants, Inc. (b)	40	5,105
Dollar General Corporation	74	17,715
Dollar Tree, Inc. (a) (b)	69	9,338
Domino's Pizza, Inc. (b)	12	3,620
eBay Inc.	181	6,651
ETSY, Inc. (a) (b)	41	4,071
Expedia Group, Inc. (a)	50	4,649
Ford Motor Company (b)	1,276	14,288
Garmin Ltd.	50	3,986
General Motors Company	477	15,310
Genuine Parts Company	45	6,771
Hasbro, Inc.	45	3,058
Hilton Worldwide Holdings Inc.	90	10,839
Las Vegas Sands Corp. (a) (b)	98	3,683
Lennar Corporation - Class A (b)	81	6,020
LKQ Corporation (b)	83	3,935
Lowe`s Companies, Inc. (b)	208	39,060
Marriott International, Inc. - Class A	91	12,737
McDonald's Corporation	240	55,271
MGM Resorts International	104	3,097
Mohawk Industries, Inc. (a)	16	1,498
Newell Brands Inc. (b)	119	1,657
Nike, Inc. - Class B	410	34,092
Norwegian Cruise Line Holdings Ltd. (a) (b)	120	1,360
NVR, Inc. (a) (b)	1	3,740
O'Reilly Automotive, Inc. (a)	21	14,507
Pool Corporation (b)	13	4,115
PulteGroup, Inc. (b)	77	2,895
Ralph Lauren Corporation - Class A (b)	11	970
Ross Stores, Inc.	111	9,353
Royal Caribbean Cruises Ltd. (b)	72	2,714
Starbucks Corporation	369	31,131
Tapestry, Inc.	81	2,310
Target Corporation	152	22,492
Tesla Inc. (a)	865	229,568
The Home Depot, Inc.	334	92,132
The TJX Companies, Inc.	383	23,820
Tractor Supply Company	36	6,682
Ulta Beauty, Inc. (a)	17	6,762
V.F. Corporation	106	3,183
Whirlpool Corporation (b)	18	2,445
Wynn Resorts, Limited (a) (b)	35	2,186
Yum! Brands, Inc.	92	9,786
		1,146,789
Financials 10.9%
Aflac Inc.	194	10,912
American Express Company	195	26,273
American International Group, Inc.	247	11,739
Ameriprise Financial, Inc.	35	8,936
Aon Global Limited - Class A (b)	69	18,493
Arthur J. Gallagher & Co.	69	11,742
Assurant, Inc. (b)	17	2,509
Bank of America Corporation	2,266	68,444
Berkshire Hathaway Inc. - Class B (a)	586	156,562
BlackRock, Inc. (b)	49	26,740
Brown & Brown, Inc.	79	4,804
Capital One Financial Corporation	127	11,691
Cboe Global Markets, Inc.	34	4,022
Chubb Limited	135	24,504
Cincinnati Financial Corporation (b)	50	4,455
Citigroup Inc.	627	26,114
Citizens Financial Group, Inc.	158	5,439
CME Group Inc. - Class A	118	20,858
Comerica Incorporated (b)	40	2,838
Discover Financial Services	91	8,244
Everest Re Group, Ltd.	12	3,127
FactSet Research Systems Inc.	12	4,720
Fifth Third Bancorp (b)	221	7,054
First Republic Bank	61	7,899
Franklin Resources, Inc. (b)	91	1,952
Globe Life Inc.	29	2,842
Huntington Bancshares Incorporated (b)	478	6,298
Intercontinental Exchange, Inc.	182	16,452
Invesco Ltd. (b)	135	1,843
JPMorgan Chase & Co.	953	99,553
KeyCorp	317	5,082
Lincoln National Corporation	54	2,353
Loews Corporation	62	3,112
M&T Bank Corporation (b)	56	9,929
MarketAxess Holdings Inc.	13	2,823
Marsh & Mclennan Companies, Inc.	162	24,157
MetLife, Inc.	217	13,203
Moody's Corporation	52	12,675
Morgan Stanley	435	34,378
MSCI Inc. - Class A	26	11,042
Nasdaq, Inc. (b)	113	6,378
Northern Trust Corporation	66	5,640
Principal Financial Group, Inc. (b)	76	5,472
Prudential Financial, Inc. (b)	118	10,116
Raymond James Financial, Inc.	66	6,478
Regions Financial Corporation (b)	302	6,053
S&P Global Inc.	111	33,770
Signature Bank	22	3,254
State Street Corporation	122	7,424
SVB Financial Group (a)	20	6,708
Synchrony Financial	162	4,562
T. Rowe Price Group, Inc. (b)	71	7,481
The Allstate Corporation (b)	89	11,051
The Bank of New York Mellon Corporation (d)	240	9,239
The Charles Schwab Corporation	494	35,529
The Goldman Sachs Group, Inc.	111	32,481
The Hartford Financial Services Group, Inc.	105	6,487
The PNC Financial Services Group, Inc. (b)	133	19,943
The Progressive Corporation	191	22,217
The Travelers Companies, Inc.	77	11,864
Truist Financial Corporation (b)	430	18,716
U.S. Bancorp	436	17,599
W. R. Berkley Corporation	68	4,366
Wells Fargo & Company	1,232	49,559
Willis Towers Watson Public Limited Company (b)	37	7,447
Zions Bancorporation, National Association (b)	49	2,484
		1,078,131
Communication Services 8.0%
Activision Blizzard, Inc.	231	17,199
Alphabet Inc. - Class A (a)	1,939	185,469
Alphabet Inc. - Class C (a)	1,753	168,580
AT&T Inc.	2,310	35,441
Charter Communications, Inc. - Class A (a) (b)	36	11,063
Comcast Corporation - Class A	1,437	42,141
Dish Network Corporation - Class A (a) (b)	82	1,138
Electronic Arts Inc.	86	9,920
Fox Corporation - Class A (b)	100	3,076
Fox Corporation - Class B	45	1,277
Live Nation Entertainment, Inc. (a) (b)	47	3,569
Lumen Technologies Inc. (b)	298	2,172
Match Group, Inc. (a)	91	4,344
Meta Platforms, Inc. - Class A (a)	744	100,880
Netflix, Inc. (a) (b)	145	34,093
News Corporation - Class A	130	1,967
News Corporation - Class B	38	580
Omnicom Group Inc. (b)	63	3,974
Paramount Global - Class B (b)	166	3,157
Take-Two Interactive Software, Inc. (a) (b)	51	5,561
The Interpublic Group of Companies, Inc. (b)	128	3,278

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Walt Disney Company (a)	593	55,900
T-Mobile US, Inc. (a) (b)	195	26,211
Twitter, Inc. (a)	219	9,580
Verizon Communications Inc.	1,364	51,784
Warner Bros. Discovery, Inc. - Series A (a) (b)	707	8,136
		790,490
Industrials 7.8%
3M Company	180	19,882
A. O. Smith Corporation	36	1,755
Alaska Air Group, Inc. (a) (b)	41	1,608
Allegion Public Limited Company	29	2,582
American Airlines Group Inc. (a) (b)	211	2,544
AMETEK, Inc.	75	8,451
C.H. Robinson Worldwide, Inc. (b)	39	3,757
Carrier Global Corporation	274	9,734
Caterpillar Inc. (b)	171	28,105
Cintas Corporation	28	10,932
Copart, Inc. (a)	69	7,325
CoStar Group, Inc. (a)	125	8,726
CSX Corporation	702	18,693
Cummins Inc. (b)	46	9,261
Deere & Company (b)	90	30,168
Delta Air Lines, Inc. (a)	218	6,126
Dover Corporation	46	5,392
Eaton Corporation Public Limited Company	129	17,205
Emerson Electric Co.	195	14,249
Equifax Inc. (b)	41	7,107
Expeditors International of Washington, Inc. (b)	55	4,893
Fastenal Company	186	8,555
FedEx Corporation (b)	79	11,706
Fortive Corporation	119	6,916
Fortune Brands Home & Security, Inc.	42	2,241
Generac Holdings Inc. (a) (b)	20	3,631
General Dynamics Corporation	72	15,351
General Electric Company	357	22,089
Honeywell International Inc.	218	36,454
Howmet Aerospace Inc.	121	3,749
Huntington Ingalls Industries, Inc.	13	2,796
IDEX Corporation	24	4,844
Illinois Tool Works Inc. (b)	91	16,381
Ingersoll Rand Inc. (b)	131	5,654
J. B. Hunt Transport Services, Inc.	27	4,157
Jacobs Solutions Inc. (b)	42	4,509
Johnson Controls International Public Limited Company	229	11,256
L3Harris Technologies, Inc. (b)	62	12,936
Leidos Holdings, Inc.	45	3,894
Lockheed Martin Corporation (b)	77	29,885
Masco Corporation (b)	68	3,184
Nielsen Holdings PLC (b)	107	2,961
Nordson Corporation	18	3,823
Norfolk Southern Corporation	76	15,885
Northrop Grumman Corporation (b)	47	22,228
Old Dominion Freight Line, Inc. (b)	28	7,074
Otis Worldwide Corporation	138	8,799
PACCAR Inc	112	9,396
Parker-Hannifin Corporation (b)	42	10,129
Pentair Public Limited Company	55	2,218
Quanta Services, Inc. (b)	48	6,088
Raytheon Technologies Corporation	479	39,192
Republic Services, Inc.	68	9,253
Robert Half International Inc.	35	2,653
Rockwell Automation, Inc.	38	8,085
Rollins, Inc. (b)	75	2,614
Snap-on Incorporated (b)	17	3,468
Southwest Airlines Co. (a)	191	5,897
Stanley Black & Decker, Inc. (b)	49	3,664
Textron Inc.	69	4,006
The Boeing Company (a) (b)	182	22,046
Trane Technologies Public Limited Company	75	10,929
TransDigm Group Incorporated (a)	17	8,906
Union Pacific Corporation	203	39,486
United Airlines Holdings, Inc. (a) (b)	105	3,423
United Parcel Service, Inc. - Class B (b)	239	38,616
United Rentals, Inc. (a)	23	6,236
Verisk Analytics, Inc.	51	8,690
W. W. Grainger, Inc.	15	7,268
Waste Management, Inc.	122	19,563
Westinghouse Air Brake Technologies Corporation	57	4,609
Xylem Inc. (b)	61	5,339
		771,227
Consumer Staples 6.8%
Altria Group, Inc.	591	23,855
Archer-Daniels-Midland Company (b)	185	14,902
Brown-Forman Corporation - Class B (b)	61	4,079
Campbell Soup Company (b)	64	3,039
Church & Dwight Co., Inc.	79	5,640
Colgate-Palmolive Company	274	19,277
Conagra Brands, Inc.	156	5,099
Constellation Brands, Inc. - Class A	52	11,845
Costco Wholesale Corporation	144	68,228
General Mills, Inc. (b)	194	14,889
Hormel Foods Corporation (b)	93	4,246
Kellogg Company	84	5,886
Keurig Dr Pepper Inc. (b)	267	9,565
Kimberly-Clark Corporation (b)	110	12,323
Kraft Foods Group, Inc.	255	8,501
Lamb Weston Holdings, Inc. (b)	49	3,774
McCormick & Company, Incorporated (b)	79	5,653
Molson Coors Beverage Company - Class B (b)	63	3,010
Mondelez International, Inc. - Class A	447	24,532
Monster Beverage 1990 Corporation (a) (b)	124	10,787
PepsiCo, Inc.	450	73,534
Philip Morris International Inc.	505	41,953
Sysco Corporation	165	11,689
The Clorox Company (b)	41	5,199
The Coca-Cola Company (b)	1,260	70,612
The Estee Lauder Companies Inc. - Class A	76	16,435
The Hershey Company	47	10,413
The J. M. Smucker Company (b)	35	4,795
The Kroger Co. (b)	210	9,178
The Procter & Gamble Company	777	98,109
Tyson Foods, Inc. - Class A	95	6,261
Walgreens Boots Alliance, Inc.	232	7,291
Walmart Inc.	462	59,971
		674,570
Energy 4.5%
Apa Corp.	109	3,732
Baker Hughes Company - Class A (b)	328	6,884
Chevron Corporation	586	84,150
ConocoPhillips	414	42,322
Coterra Energy Inc. (b)	260	6,782
Devon Energy Corporation (b)	210	12,655
Diamondback Energy, Inc. (b)	57	6,816
EOG Resources, Inc. (b)	192	21,456
EQT Corporation	108	4,391
Exxon Mobil Corporation	1,354	118,183
Halliburton Company	294	7,231
Hess Corporation (b)	91	9,867
Kinder Morgan, Inc. (b)	651	10,832
Marathon Oil Corporation (b)	228	5,157
Marathon Petroleum Corporation (b)	162	16,109
Occidental Petroleum Corporation (b)	242	14,893
ONEOK, Inc. (b)	142	7,285
Phillips 66 (b)	160	12,897
Pioneer Natural Resources Company (b)	77	16,650
Schlumberger Limited (b)	453	16,250
The Williams Companies, Inc.	404	11,573
Valero Energy Corporation	128	13,690
		449,805
Utilities 3.1%
Alliant Energy Corporation	81	4,318
Ameren Corporation (b)	81	6,541
American Electric Power Company, Inc.	169	14,652
American Water Works Company, Inc.	59	7,640
Atmos Energy Corporation (b)	47	4,796
CenterPoint Energy, Inc. (b)	199	5,621
CMS Energy Corporation	94	5,469
Consolidated Edison, Inc. (b)	117	10,042

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Constellation Energy Group, Inc. (b)	110	9,136
Dominion Energy, Inc. (b)	266	18,394
DTE Energy Company	63	7,210
Duke Energy Corporation (b)	254	23,618
Edison International (b)	123	6,960
Entergy Corporation (b)	65	6,497
Evergy, Inc. (b)	74	4,375
Eversource Energy	111	8,652
Exelon Corporation	316	11,847
FirstEnergy Corp.	181	6,687
NextEra Energy, Inc.	637	49,986
NiSource Inc.	130	3,271
NRG Energy, Inc. (b)	79	3,022
PG&E Corporation (a)	483	6,036
Pinnacle West Capital Corporation	38	2,436
PPL Corporation	245	6,219
Public Service Enterprise Group Incorporated	163	9,191
Sempra Energy	102	15,326
The AES Corporation (b)	216	4,871
The Southern Company	343	23,293
WEC Energy Group Inc.	102	9,128
Xcel Energy Inc. (b)	176	11,262
		306,496
Real Estate 2.8%
Alexandria Real Estate Equities, Inc. (b)	48	6,755
American Tower Corporation	152	32,529
AvalonBay Communities, Inc. (b)	45	8,312
Boston Properties, Inc. (b)	47	3,534
Camden Property Trust (b)	34	4,106
CBRE Group, Inc. - Class A (a)	104	6,993
Crown Castle Inc. (b)	140	20,216
Digital Realty Trust, Inc.	94	9,361
Duke Realty Corporation	128	6,189
Equinix, Inc.	30	16,939
Equity Residential	109	7,355
Essex Property Trust, Inc.	21	5,203
Extra Space Storage Inc. (b)	45	7,818
Federal Realty Investment Trust (b)	22	1,969
Healthpeak Properties, Inc. (b)	179	4,106
Host Hotels & Resorts, Inc. (b)	235	3,728
Invitation Homes Inc.	173	5,835
Iron Mountain Incorporated (b)	96	4,210
Kimco Realty Corporation (b)	199	3,672
Mid-America Apartment Communities, Inc.	39	6,027
ProLogis Inc. (b)	241	24,455
Public Storage	51	14,933
Realty Income Corporation	200	11,645
Regency Centers Corporation	48	2,571
SBA Communications Corporation	35	10,071
Simon Property Group, Inc.	106	9,546
UDR, Inc.	102	4,268
Ventas, Inc.	132	5,316
VICI Properties Inc. (b)	311	9,277
Vornado Realty Trust (b)	54	1,244
Welltower OP LLC (b)	150	9,662
Weyerhaeuser Company	238	6,788
		274,633
Materials 2.5%
Air Products and Chemicals, Inc.	73	17,046
Albemarle Corporation (b)	38	10,165
Amcor Pty Ltd (b)	486	5,209
Avery Dennison Corporation	27	4,421
Ball Corporation	99	4,800
Celanese Corporation - Class A	34	3,081
CF Industries Holdings, Inc.	68	6,502
Corteva, Inc.	232	13,286
Dow Inc.	235	10,345
DuPont de Nemours, Inc.	164	8,271
Eastman Chemical Company	35	2,514
Ecolab Inc.	81	11,639
FMC Corporation	41	4,355
Freeport-McMoRan Inc. (b)	460	12,562
International Flavors & Fragrances Inc.	82	7,423
International Paper Company (b)	122	3,870
Legacy Vulcan Corp.	43	6,736
Linde Public Limited Company (b)	161	43,421
LyondellBasell Industries N.V. - Class A (b)	81	6,061
Martin Marietta Materials, Inc.	20	6,461
MOS Holdings Inc.	109	5,289
Newmont Corporation	264	11,094
Nucor Corporation (b)	84	8,993
Packaging Corporation of America (b)	30	3,385
PPG Industries, Inc.	77	8,494
Sealed Air Corporation	46	2,049
The Sherwin-Williams Company	77	15,764
WestRock Company	84	2,589
		245,825
Total Common Stocks (cost $6,141,075)		9,797,606
SHORT TERM INVESTMENTS 7.8%
Securities Lending Collateral 6.7%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	160,590	160,590
Repurchase Agreement with CIT, 3.52% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,061) acquired on 10/3/2022, due 1/3/2023 at $302,699	300,000	300,000
Repurchase Agreement with MSC, 3.47% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $217,482) acquired on 10/3/2022, due 4/3/2023 at $203,509	200,000	200,000
		660,590
Investment Companies 1.1%
JNL Government Money Market Fund, 2.68% (d) (e)	114,494	114,494
Total Short Term Investments (cost $775,084)		775,084
Total Investments 106.6% (cost $6,916,159)		10,572,690
Other Derivative Instruments(0.0)%		(1,885)
Other Assets and Liabilities, Net (6.6)%		(652,483)
Total Net Assets 100.0%		9,918,322

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/12	6,287	11,371	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,790	311	1,245	1,475	564	(5,181)	9,239	0.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	684	December 2022	139,461	(1,885)	(16,289)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	9,797,606	—	—	9,797,606
Short Term Investments	775,084	—	—	775,084
	10,572,690	—	—	10,572,690
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16,289)	—	—	(16,289)
	(16,289)	—	—	(16,289)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.6%
Information Technology 25.6%
Accenture Public Limited Company - Class A	80	20,651
ACI Worldwide, Inc. (a)	16	329
Adobe Inc. (a)	59	16,346
Advanced Energy Industries, Inc.	5	395
Advanced Micro Devices, Inc. (a)	206	13,025
Affirm Holdings, Inc. - Class A (a) (b)	20	380
Akamai Technologies, Inc. (a)	21	1,674
Alarm.Com Holdings, Inc. (a)	7	480
Allegro Microsystems Inc. (a)	7	151
Altair Engineering Inc. - Class A (a)	5	230
Alteryx, Inc. - Class A (a)	5	302
Ambarella Inc. (a)	5	289
Amkor Technology, Inc.	12	210
Amphenol Corporation - Class A	71	4,782
Analog Devices, Inc.	65	9,100
ANSYS, Inc. (a)	11	2,537
AppFolio, Inc. - Class A (a)	3	296
Appian Corporation - Class A (a)	6	263
Apple Inc.	1,908	263,724
Applied Materials, Inc.	111	9,053
AppLovin Corporation - Class A (a) (b)	15	291
Arista Networks, Inc. (a)	30	3,435
Arrow Electronics, Inc. (a)	8	717
Asana, Inc. - Class A (a) (b)	10	230
Autodesk, Inc. (a)	28	5,139
Automatic Data Processing, Inc.	52	11,756
Avalara, Inc. (a)	12	1,116
Avnet, Inc.	13	481
Badger Meter, Inc.	3	280
Belden Inc.	5	301
Bentley Systems, Incorporated - Class B	26	792
Bill.Com Holdings Inc. (a)	13	1,658
Black Knight, Inc. (a)	19	1,237
Blackbaud, Inc. (a)	6	279
Blackline, Inc. (a)	7	442
Block, Inc. - Class A (a)	67	3,694
Box, Inc. - Class A (a)	19	475
Broadcom Inc.	51	22,657
Broadridge Financial Solutions, Inc.	15	2,194
Cadence Design Systems, Inc. (a)	35	5,729
Calix, Inc. (a)	8	488
CDW Corp.	17	2,648
Ceridian HCM Holding Inc. (a)	20	1,106
Ciena Corporation (a)	21	868
Cirrus Logic, Inc. (a)	8	560
Cisco Systems, Inc.	523	20,904
Clear Secure, Inc. - Class A (a)	10	229
Cloudflare, Inc. - Class A (a)	36	1,978
Cognex Corporation	24	976
Cognizant Technology Solutions Corporation - Class A	65	3,740
Coherent, Inc. (a)	18	638
CommVault Systems, Inc. (a)	6	338
Concentrix Corporation	5	606
Confluent, Inc. - Class A (a)	15	361
Corning Incorporated	93	2,702
Coupa Software Incorporated (a)	9	502
CrowdStrike Holdings, Inc. - Class A (a)	27	4,523
Datadog, Inc. - Class A (a)	31	2,782
Dell Technologies Inc. - Class C	35	1,189
Digital Turbine USA, Inc. (a)	12	176
DigitalOcean Holdings, Inc. (a) (b)	8	302
Diodes Incorporated (a)	5	340
DocuSign, Inc. (a)	26	1,416
Dolby Laboratories, Inc. - Class A	9	603
DoubleVerify Holdings, Inc. (a)	8	231
Dropbox, Inc. - Class A (a)	30	614
Duck Creek Technologies, Inc. (a)	10	117
DXC Technology Company (a)	29	707
Dynatrace, Inc. (a)	27	948
E2Open Parent Holdings, Inc. - Class A (a)	24	146
Elastic N.V. (a)	9	674
Emersub CX, Inc. (a)	4	881
Enphase Energy, Inc. (a)	17	4,643
Entegris, Inc.	20	1,624
Envestnet, Inc. (a)	8	338
EPAM Systems, Inc. (a)	7	2,634
Euronet Worldwide, Inc. (a)	6	455
EVERTEC, Inc.	10	306
ExlService Holdings, Inc. (a)	4	661
F5, Inc. (a)	7	975
Fabrinet (a)	5	474
Fair Isaac Corporation (a)	3	1,346
Fastly, Inc. - Class A (a)	14	129
Fidelity National Information Services, Inc.	77	5,795
First Solar, Inc. (a)	13	1,752
Fiserv, Inc. (a)	80	7,521
Five9, Inc. (a)	9	707
FleetCor Technologies, Inc. (a)	10	1,723
Flex Ltd. (a)	59	991
Flywire Corporation (a)	9	212
Formfactor, Inc. (a)	6	144
Fortinet, Inc. (a)	81	3,999
Gartner, Inc. (a)	10	2,839
Genpact Limited	23	1,015
Global Payments Inc.	35	3,820
GoDaddy Inc. - Class A (a)	19	1,377
Guidewire Software, Inc. (a)	12	730
Hewlett Packard Enterprise Company	169	2,023
HP, Inc.	113	2,808
HubSpot, Inc. (a)	6	1,531
Informatica Inc. - Class A (a) (b)	5	103
Insight Enterprises, Inc. (a)	5	382
Intel Corporation	519	13,376
International Business Machines Corporation	113	13,458
Intuit Inc.	36	13,839
IPG Photonics Corporation (a)	5	441
Itron, Inc. (a)	7	302
Jabil Inc.	16	914
Jack Henry & Associates, Inc.	10	1,773
JAMF Holding Corp. (a)	5	109
JFROG Ltd (a)	5	112
Juniper Networks, Inc.	41	1,077
Keysight Technologies, Inc. (a)	23	3,672
KLA Corporation	18	5,348
Kulicke and Soffa Industries, Inc.	9	331
Kyndryl Holdings, Inc. (a)	24	200
Lam Research Corporation	17	6,253
Lattice Semiconductor Corporation (a)	17	832
Littelfuse, Inc.	3	691
Lumentum Holdings Inc. (a)	9	645
MACOM Technology Solutions Holdings, Inc. (a)	6	314
Manhattan Associates, Inc. (a)	7	939
Marqeta, Inc. - Class A (a)	48	340
Marvell Technology, Inc.	107	4,572
MasterCard Incorporated - Class A	108	30,602
MAXIMUS, Inc.	9	496
MaxLinear, Inc. (a)	9	301
Microchip Technology Incorporated	72	4,368
Micron Technology, Inc.	142	7,101
Microsoft Corporation	942	219,414
MicroStrategy Incorporated - Class A (a) (b)	1	225
MKS Instruments, Inc.	8	620
Momentive Global Inc. (a)	20	115
MongoDB, Inc. - Class A (a)	9	1,719
Monolithic Power Systems, Inc.	5	1,987
Motorola Solutions, Inc.	21	4,635
National Instruments Corporation	18	689
nCino, Inc. (a) (b)	7	242
NCR Corporation (a)	18	349
NetApp, Inc.	29	1,819
NetScout Systems, Inc. (a)	9	280
New Relic, Inc. (a)	8	440
NortonLifelock Inc.	72	1,442
Novanta Inc. (a)	5	583
Nutanix, Inc. - Class A (a)	29	598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
NVIDIA Corporation	316	38,338
NXP Semiconductors N.V.	33	4,879
Okta, Inc. - Class A (a)	18	1,014
On Semiconductor Corporation (a)	53	3,307
Onto Innovation Inc. (a)	7	434
Oracle Corporation	193	11,776
Pagerduty, Inc. (a)	9	214
Palantir Technologies Inc. - Class A (a)	212	1,727
Palo Alto Networks, Inc. (a)	37	6,113
Paychex, Inc.	41	4,656
Paycom Software, Inc. (a)	6	1,924
Paylocity Holding Corporation (a)	5	1,103
Paypal Holdings, Inc. (a)	146	12,553
Pegasystems Inc.	6	182
Perficient, Inc. (a)	5	304
Ping Identity Holding Corp. (a)	6	168
Plexus Corp. (a)	1	108
Power Integrations, Inc.	7	463
Progress Software Corporation	5	214
PTC Inc. (a)	14	1,458
Pure Storage, Inc. - Class A (a)	36	979
Q2 Holdings, Inc. (a)	8	273
Qorvo, Inc. (a)	12	941
Qualcomm Incorporated	141	15,926
Qualtrics International Inc. - Class A (a)	15	148
Qualys, Inc. (a)	5	654
Rackspace Technology, Inc. (a) (b)	6	23
Rambus Inc. (a)	12	301
Rapid7, Inc. (a)	8	330
RingCentral, Inc. - Class A (a)	12	466
Roper Technologies, Inc.	13	4,782
Sabre Corporation (a)	48	247
Salesforce, Inc. (a)	126	18,151
Sanmina Corporation (a)	10	445
Seagate Technology Holdings Public Limited Company	25	1,312
Semtech Corporation (a)	9	269
SentinelOne, Inc. - Class A (a)	29	731
ServiceNow, Inc. (a)	26	9,668
Shift4 Payments, LLC - Class A (a)	5	239
Silicon Laboratories Inc. (a)	4	467
Sitime Corporation (a)	2	171
Skyworks Solutions, Inc.	21	1,826
Smartsheet Inc. - Class A (a)	17	589
Snowflake Inc. - Class A (a)	36	6,098
SolarEdge Technologies Ltd. (a)	7	1,658
SolarWinds Corporation (a)	6	46
Splunk Inc. (a)	20	1,471
Sprout Social, Inc. - Class A (a)	6	370
SPS Commerce, Inc. (a)	5	631
Squarespace, Inc. - Class A (a)	7	147
SS&C Technologies Holdings, Inc.	29	1,386
Super Micro Computer, Inc. (a)	6	304
Switch, Inc. - Class A	20	680
Synaptics Incorporated (a)	4	439
Synopsys, Inc. (a)	20	6,000
TD SYNNEX Corporation	6	467
TE Connectivity Ltd. (c)	41	4,575
Teledyne Technologies Incorporated (a)	6	2,039
Tenable Holdings, Inc. (a)	11	381
Teradata Corporation (a)	15	469
Teradyne, Inc.	21	1,570
Texas Instruments Incorporated	115	17,842
The Trade Desk, Inc. - Class A (a)	58	3,461
The Western Union Company	49	658
Thoughtworks Holding, Inc. (a)	7	75
Trimble Inc. (a)	31	1,686
TTEC Holdings, Inc.	3	130
Twilio Inc. - Class A (a)	22	1,537
Tyler Technologies, Inc. (a)	5	1,750
Uipath, Inc. - Class A (a)	37	467
Unity Software Inc. (a) (b)	23	722
Universal Display Corporation	5	494
Varonis Systems, Inc. (a)	15	404
Verint Systems Inc. (a)	8	278
VeriSign, Inc. (a)	12	2,150
ViaSat, Inc. (a)	11	320
Viavi Solutions Inc. (a)	32	418
Visa Inc. - Class A	206	36,667
Vishay Intertechnology, Inc.	9	158
Vm Consolidated, Inc. - Class A (a)	14	214
VMware, Inc. - Class A (a)	26	2,776
Vontier Corporation	14	232
Western Digital Corporation (a)	41	1,326
Wex, Inc. (a) (b)	5	619
Wolfspeed, Inc. (a) (b)	16	1,680
Workday, Inc. - Class A (a)	25	3,825
Workiva Inc. - Class A (a)	5	427
Xerox Holdings Corporation	8	101
Zebra Technologies Corporation - Class A (a)	7	1,781
Zendesk, Inc. (a)	15	1,142
Zoom Video Communications, Inc. - Class A (a)	26	1,940
Zscaler, Inc. (a)	11	1,797
		1,127,714
Health Care 14.7%
10X Genomics, Inc. - Class A (a)	13	366
Abbott Laboratories	221	21,415
AbbVie Inc.	223	29,976
Abcellera Biologics Inc. (a)	24	234
ABIOMED, Inc. (a)	6	1,533
Acadia Healthcare Company, Inc. (a)	10	748
ACADIA Pharmaceuticals Inc. (a)	12	203
Agilent Technologies, Inc.	37	4,514
Agilon Health Management, Inc. (a)	24	560
Align Technology, Inc. (a)	9	1,955
Alkermes Public Limited Company (a)	23	505
Allscripts Healthcare Solutions, Inc. (a)	15	236
Alnylam Pharmaceuticals, Inc. (a)	16	3,105
Amedisys, Inc. (a)	3	307
AmerisourceBergen Corporation	20	2,656
Amgen Inc.	68	15,274
Amicus Therapeutics, Inc. (a)	38	397
AMN Healthcare Services, Inc. (a)	5	483
Apellis Pharmaceuticals, Inc. (a)	13	905
Apollo Medical Holdings, Inc. (a) (d)	6	215
Arrowhead Pharmaceuticals Inc (a)	14	458
Arvinas Operations, Inc. (a)	5	220
AtriCure, Inc. (a)	6	247
Avantor, Inc. (a)	79	1,557
Axonics, Inc. (a)	5	350
Azenta, Inc.	11	462
Baxter International Inc.	61	3,312
Beam Therapeutics Inc. (a)	6	284
Becton, Dickinson and Company	36	8,117
Biogen Inc. (a)	18	4,815
Biohaven Pharmaceutical Holding Company Ltd. (a)	8	1,267
BioMarin Pharmaceutical Inc. (a)	23	1,991
Bio-Rad Laboratories, Inc. - Class A (a)	3	1,236
Bio-Techne Corporation	5	1,439
Blueprint Medicines Corporation (a)	8	527
Boston Scientific Corporation (a)	181	7,007
Bristol-Myers Squibb Company	271	19,300
Bruker Corporation	14	742
Cardinal Health, Inc.	33	2,184
Catalent, Inc. (a)	22	1,578
Centene Corporation (a)	72	5,630
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	243
Certara, Inc. (a)	15	195
Change Healthcare Inc. (a)	33	896
Charles River Laboratories International, Inc. (a)	6	1,203
Chemed Corporation	2	825
Cigna Corporation	39	10,709
CONMED Corporation	4	308
Corcept Therapeutics Incorporated (a)	11	293
Coronado Topco, Inc. (a)	7	480
CorVel Corporation (a)	1	152
Covetrus, Inc. (a)	16	339
CRISPR Therapeutics AG (a) (b)	10	631
CVS Health Corporation	167	15,941

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Cytokinetics, Incorporated (a)	12	590
Danaher Corporation	83	21,422
DaVita Inc. (a)	6	508
Denali Therapeutics Inc. (a)	11	349
Dentsply Sirona Inc.	29	833
DexCom, Inc. (a)	51	4,071
Doximity, Inc. - Class A (a) (b)	12	374
Edwards Lifesciences Corporation (a)	79	6,515
Elanco Animal Health Incorporated (a)	61	759
Elevance Health, Inc.	31	13,902
Eli Lilly and Company	100	32,184
Encompass Health Corporation	14	653
Enovis Corporation (a)	6	289
Envista Holdings Corporation (a)	17	569
EQRX, Inc. (a) (b)	49	245
Evolent Health, Inc. - Class A (a)	11	400
Exact Sciences Corporation (a)	22	711
Exelixis, Inc. (a)	31	487
Fate Therapeutics, Inc. (a)	12	260
Figs, Inc. - Class A (a)	24	201
Gilead Sciences, Inc.	160	9,850
Glaukos Corporation (a)	3	176
Global Blood Therapeutics, Inc. (a)	9	582
Globus Medical, Inc. - Class A (a)	11	642
Guardant Health, Inc. (a)	14	778
Haemonetics Corporation (a)	7	481
Halozyme Therapeutics, Inc. (a)	18	696
Harmony Biosciences Holdings Inc. (a)	1	37
HCA Healthcare, Inc.	27	5,042
HealthEquity, Inc. (a)	12	798
Henry Schein, Inc. (a)	18	1,171
Hologic, Inc. (a)	32	2,055
Horizon Therapeutics Public Limited Company (a)	29	1,777
Humana Inc.	16	7,739
ICU Medical, Inc. (a)	3	399
IDEXX Laboratories, Inc. (a)	10	3,401
Illumina, Inc. (a)	19	3,682
Inari Medical, Inc. (a)	7	519
Incyte Corporation (a)	25	1,667
Insmed Incorporated (a)	17	364
Inspire Medical Systems, Inc. (a)	4	688
Insulet Corporation (a)	8	1,939
Integer Holdings Corporation (a)	4	233
Integra LifeSciences Holdings Corporation (a)	10	428
Intellia Therapeutics, Inc. (a)	10	544
Intra-Cellular Therapies, Inc. (a)	12	541
Intuitive Surgical, Inc. (a)	45	8,357
Ionis Pharmaceuticals, Inc. (a)	15	664
Iovance Biotherapeutics, Inc. (a)	19	181
IQVIA Holdings Inc (a)	23	4,229
Irhythm Technologies, Inc. (a)	4	464
Jazz Pharmaceuticals Public Limited Company (a)	8	1,020
Johnson & Johnson	332	54,256
Karuna Therapeutics, Inc. (a)	3	686
Laboratory Corporation of America Holdings	11	2,261
Lantheus Holdings, Inc. (a)	9	627
LivaNova PLC (a)	8	400
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	340
Masimo Corporation (a)	5	767
McKesson Corporation	18	6,210
Medpace Holdings, Inc. (a)	4	616
Medtronic, Inc.	167	13,489
Merck & Co., Inc.	321	27,602
Merit Medical Systems, Inc. (a)	8	451
Mettler-Toledo International Inc. (a)	3	3,042
Mirati Therapeutics, Inc. (a)	7	481
Moderna, Inc. (a)	42	4,996
Molina Healthcare, Inc. (a)	7	2,429
Multiplan Corporation - Class A (a) (b)	34	97
Natera, Inc. (a)	12	520
Neogen Corporation (a)	20	280
Neurocrine Biosciences, Inc. (a)	12	1,276
Nevro Corp. (a)	6	263
Novavax, Inc. (a) (b)	11	195
Novocure Limited (a)	12	924
NuVasive, Inc. (a)	6	263
Oak Street Health, Inc. (a)	20	481
Omnicell, Inc. (a)	6	526
OPKO Health, Inc. (a)	62	118
Option Care Health, Inc. (a)	21	651
Organon & Co.	34	792
Owens & Minor, Inc.	10	250
Pacira Pharmaceuticals, Inc. (a)	5	266
Patterson Companies, Inc.	6	137
Penumbra, Inc. (a)	5	961
PerkinElmer, Inc.	16	1,976
Perrigo Company Public Limited Company	19	670
Pfizer Inc.	712	31,136
Premier Healthcare Solutions, Inc. - Class A	17	565
Prestige Consumer Healthcare Inc. (a)	5	257
Privia Health Group Inc. (a)	6	202
Progyny, Inc. (a)	9	343
PTC Therapeutics, Inc. (a)	7	349
Quest Diagnostics Incorporated	15	1,868
R1 RCM Inc. (a)	20	372
Regeneron Pharmaceuticals, Inc. (a)	14	9,339
Relay Therapeutics, Inc. (a)	11	240
Repligen Corporation (a)	6	1,176
ResMed Inc.	18	3,937
Royalty Pharma PLC - Class A	46	1,867
Sage Therapeutics Inc. (a)	8	331
Sarepta Therapeutics, Inc. (a)	11	1,234
Seagen Inc. (a)	18	2,434
Select Medical Holdings Corporation	14	313
Shockwave Medical, Inc. (a)	4	1,223
Signify Health, Inc. - Class A (a)	9	248
Sotera Health LLC (a)	10	65
Springworks Therapeutics, Inc. (a)	4	127
STAAR Surgical Company (a)	7	494
Steris Limited	13	2,106
Stryker Corporation	43	8,705
Symbion, Inc. (a)	4	103
Syneos Health, Inc. - Class A (a)	13	636
Tandem Diabetes Care, Inc. (a)	9	435
Teladoc Health, Inc. (a)	23	572
Teleflex Incorporated	6	1,296
Tenet Healthcare Corporation (a)	13	681
The Cooper Companies, Inc.	6	1,562
The Ensign Group, Inc.	6	508
Thermo Fisher Scientific Inc.	50	25,139
Tilray Brands, Inc. (a)	65	179
Ultragenyx Pharmaceutical Inc. (a)	9	375
United Therapeutics Corporation (a)	6	1,253
UnitedHealth Group Incorporated	118	59,675
Universal Health Services, Inc. - Class B	9	819
Veeva Systems Inc. - Class A (a)	18	2,950
Vertex Pharmaceuticals Incorporated (a)	32	9,364
Viatris Inc.	153	1,300
VIR Biotechnology, Inc. (a)	11	204
Waters Corporation (a)	7	1,940
West Pharmaceutical Services, Inc.	10	2,365
Zimmer Biomet Holdings, Inc.	27	2,787
Zoetis Inc. - Class A	59	8,713
		648,077
Consumer Discretionary 11.7%
Abercrombie & Fitch Co. - Class A (a)	9	136
Academy Sports & Outdoors, Inc.	10	409
Acushnet Holdings Corp.	6	245
Adient Public Limited Company (a)	13	353
ADT, Inc.	25	186
Advance Auto Parts, Inc.	8	1,208
Airbnb, Inc. - Class A (a)	51	5,304
Amazon.com, Inc. (a)	1,120	126,516
American Eagle Outfitters, Inc.	21	201
Aptiv PLC (a)	33	2,606
Aramark	32	991
Asbury Automotive Group, Inc. (a)	3	464
Autoliv, Inc.	10	659
AutoNation, Inc. (a)	5	491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
AutoZone, Inc. (a)	2	5,303
Bath & Body Works, Inc.	26	857
Best Buy Co., Inc.	24	1,509
Booking Holdings Inc. (a)	5	8,262
Boot Barn Holdings, Inc. (a)	4	233
BorgWarner Inc.	30	938
Boyd Gaming Corporation (a)	11	542
Bright Horizons Family Solutions, Inc. (a)	8	485
Brunswick Corporation	10	633
Burlington Stores, Inc. (a)	8	914
Caesars Entertainment, Inc. (a)	29	928
Capri Holdings Limited (a)	16	601
CarMax, Inc. (a)	19	1,280
Carnival Corporation (a)	124	871
Carter's, Inc.	6	390
Carvana Co. - Class A (a) (b)	12	240
Cavco Industries, Inc. (a)	1	246
Chegg, Inc. (a)	13	276
Chewy, Inc. - Class A (a) (b)	12	379
Chipotle Mexican Grill, Inc. (a)	4	5,351
Choice Hotels International, Inc.	5	526
Churchill Downs Incorporated	4	698
Columbia Sportswear Company	5	339
Coursera, Inc. (a)	9	101
Cracker Barrel Old Country Store, Inc.	2	212
Crocs, Inc. (a)	7	510
D.R. Horton, Inc.	37	2,500
Dana Incorporated	24	271
Darden Restaurants, Inc.	15	1,889
Dave & Buster's Entertainment, Inc. (a)	7	209
Deckers Outdoor Corporation (a)	3	950
Dick's Sporting Goods, Inc.	6	592
Dillard's, Inc. - Class A (b)	1	208
Dollar General Corporation	28	6,778
Dollar Tree, Inc. (a)	28	3,747
Domino's Pizza, Inc.	4	1,357
Doordash, Inc. - Class A (a)	33	1,617
Dorman Products, Inc. (a)	4	311
Draftkings Inc. - Class A (a) (b)	62	940
eBay Inc.	71	2,630
ETSY, Inc. (a)	15	1,524
Expedia Group, Inc. (a)	20	1,860
Five Below, Inc. (a)	8	1,079
Floor & Decor Holdings, Inc. - Class A (a)	12	816
Foot Locker, Inc.	13	395
Ford Motor Company	495	5,538
Fox Factory Holding Corp. (a)	6	476
Frontdoor, Inc. (a)	12	237
GameStop Corp. - Class A (a) (b)	28	703
Garmin Ltd.	18	1,429
General Motors Company	184	5,900
Gentex Corporation	29	699
Gentherm Incorporated (a)	5	242
Genuine Parts Company	19	2,766
Graham Holdings Co., Ltd. - Class B	—	266
Grand Canyon Education, Inc. (a)	3	279
Group 1 Automotive, Inc.	3	388
H & R Block, Inc.	22	934
Hanesbrands Inc.	51	352
Harley-Davidson, Inc.	15	509
Hasbro, Inc.	15	1,027
Helen of Troy Limited (a)	3	325
Hilton Grand Vacations Inc. (a)	8	253
Hilton Worldwide Holdings Inc.	33	4,014
Hyatt Hotels Corporation - Class A (a)	6	468
Installed Building Products, Inc.	4	303
KB Home	10	258
Kohl's Corporation	18	461
Kontoor Brands, Inc.	8	260
Las Vegas Sands Corp. (a)	44	1,646
LCI Industries	3	332
Lear Corporation	8	997
Leggett & Platt, Incorporated	19	641
Lennar Corporation - Class A	34	2,501
Lennar Corporation - Class B	3	153
Leslie's, Inc. (a) (b)	21	304
LGI Homes, Inc. (a)	2	189
Light & Wonder, Inc. (a)	13	563
Lithia Motors, Inc. - Class A	3	656
LKQ Corporation	32	1,491
Lowe`s Companies, Inc.	81	15,197
Lucid Group, Inc. (a) (b)	72	1,000
Lululemon Athletica Canada Inc. (a)	15	4,061
Luminar Technologies, Inc. - Class A (a) (b)	27	198
M.D.C. Holdings, Inc.	9	251
Macy's, Inc.	42	650
Marriott International, Inc. - Class A	35	4,868
Marriott Vacations Worldwide Corporation	6	716
Mattel, Inc. (a)	40	761
McDonald's Corporation	93	21,354
MercadoLibre S.R.L (a)	6	4,806
Meritage Homes Corporation (a)	5	356
MGM Resorts International	36	1,062
Mohawk Industries, Inc. (a)	7	648
Murphy USA Inc.	2	657
National Vision Holdings, Inc. (a)	11	374
Newell Brands Inc.	41	573
Nike, Inc. - Class B	159	13,200
Nordstrom, Inc. (b)	7	116
Norwegian Cruise Line Holdings Ltd. (a) (b)	49	562
NVR, Inc. (a)	—	1,667
Ollie's Bargain Outlet Holdings, Inc. (a)	6	296
O'Reilly Automotive, Inc. (a)	8	5,797
Papa John's International, Inc.	5	321
Peloton Interactive, Inc. - Class A (a)	43	299
PENN Entertainment, Inc. (a)	23	620
Penske Automotive Group, Inc.	1	66
Petco Health And Wellness Company, Inc. - Class A (a) (b)	11	119
Planet Fitness, Inc. - Class A (a)	12	676
Polaris Inc.	6	556
Pool Corporation	5	1,663
PulteGroup, Inc.	27	1,002
PVH Corp.	10	442
Quantumscape Battery, Inc. - Class A (a) (b)	32	267
Ralph Lauren Corporation - Class A	4	365
Red Rock Resorts, Inc. - Class A	7	227
RH (a)	2	606
Rivian Automotive, Inc. - Class A (a)	69	2,262
Ross Stores, Inc.	43	3,643
Royal Caribbean Cruises Ltd.	26	999
Seaworld Entertainment, Inc. (a)	7	328
Service Corporation International	20	1,143
Shake Shack, Inc. - Class A (a)	6	264
Signet Jewelers Limited	7	412
Six Flags Operations Inc.	12	218
Skechers U.S.A., Inc. - Class A (a)	19	615
Skyline Champion Corporation (a)	7	389
Sonos, Inc. (a)	5	66
Starbucks Corporation	144	12,106
Steven Madden, Ltd.	10	274
Sweetgreen, Inc. - Class A (a) (b)	13	238
Tapestry, Inc.	30	859
Target Corporation	59	8,806
Taylor Morrison Home II Corporation - Class A (a)	17	392
Tempur Sealy International, Inc.	18	423
Terminix Global Holdings, Inc. (a)	15	555
Tesla Inc. (a)	336	89,244
Texas Roadhouse, Inc. - Class A	9	820
The Gap, Inc.	31	257
The Goodyear Tire & Rubber Company (a)	38	385
The Home Depot, Inc.	130	35,775
The ODP Corporation (a)	5	184
The TJX Companies, Inc.	148	9,163
The Wendy's Company	26	484
Thor Industries, Inc.	8	554
Toll Brothers, Inc.	11	469
TopBuild Corp. (a)	4	643
Topgolf Callaway Brands Corp. (a)	15	292
Tractor Supply Company	14	2,694

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Travel + Leisure Co.	12	409
TRI Pointe Homes Holdings, Inc. (a)	15	224
Ulta Beauty, Inc. (a)	6	2,552
Under Armour, Inc. - Class A (a)	29	193
Under Armour, Inc. - Class C (a)	30	177
Urban Outfitters, Inc. (a)	11	219
V.F. Corporation	42	1,247
Vail Resorts, Inc.	5	1,099
Victoria's Secret & Co. (a)	9	268
Vista Outdoor Inc. (a)	7	181
Visteon Corporation (a)	3	348
Wayfair Inc. - Class A (a) (b)	11	361
Whirlpool Corporation	8	1,046
Williams-Sonoma, Inc.	9	1,094
Wingstop Inc.	4	528
Wyndham Hotels & Resorts, Inc.	10	630
Wynn Resorts, Limited (a)	12	742
YETI Holdings, Inc. (a)	11	311
Yum! Brands, Inc.	36	3,790
		516,400
Financials 11.5%
ADS Alliance Data Systems, Inc.	7	220
Affiliated Managers Group, Inc.	4	425
Aflac Inc.	71	3,999
AGNC Investment Corp.	70	593
Alleghany Corporation (a)	2	1,383
Ally Financial Inc.	39	1,084
American Equity Investment Life Holding Company	11	403
American Express Company	76	10,253
American Financial Group, Inc.	8	945
American International Group, Inc.	98	4,674
Ameriprise Financial, Inc.	14	3,435
Ameris Bancorp	9	402
Annaly Capital Management, Inc.	44	751
Aon Global Limited - Class A	26	7,085
Apollo Asset Management, Inc. (d)	55	2,542
Arbor Realty Trust, Inc.	18	203
Arch Capital Group Ltd. (a)	47	2,140
Ares Management Corporation - Class A	19	1,188
Arthur J. Gallagher & Co.	27	4,658
Artisan Partners Asset Management Inc. - Class A	10	272
Associated Banc-Corp	16	324
Assurant, Inc.	7	1,024
Assured Guaranty Ltd.	6	283
Atlantic Union Bank	8	229
AXIS Capital Holdings Limited	11	533
Axos Financial, Inc. (a)	6	198
BancFirst Corporation	3	252
Bank of America Corporation	878	26,524
Bank of Hawaii Corporation	3	237
Bank OZK	17	661
BankUnited, Inc.	12	425
Berkshire Hathaway Inc. - Class B (a)	228	60,878
BlackRock, Inc.	19	10,400
Blackstone Inc. - Class A	89	7,463
Blackstone Mortgage Trust, Inc. - Class A (b)	21	486
Blue Owl Capital Inc. - Class A	44	410
BOK Financial Corporation	4	337
Brighthouse Financial, Inc. (a)	9	387
Brown & Brown, Inc.	30	1,841
Cadence Bank	18	463
Cannae Holdings, Inc. (a)	14	293
Capital One Financial Corporation	50	4,603
Cathay General Bancorp	8	315
Chimera Investment Corporation	33	174
Chubb Limited	53	9,640
Cincinnati Financial Corporation	19	1,713
Citigroup Inc.	243	10,132
Citizens Financial Group, Inc.	63	2,165
CME Group Inc. - Class A	45	7,965
CNO Financial Group, Inc.	18	321
Cohen & Steers, Inc.	4	243
Coinbase Global, Inc. - Class A (a) (b)	20	1,275
Columbia Banking System, Inc.	12	336
Comerica Incorporated	18	1,247
Commerce Bancshares, Inc.	12	810
Community Bank System, Inc.	7	434
Credit Acceptance Corporation (a)	1	247
Cullen/Frost Bankers, Inc.	8	1,079
CVB Financial Corp.	21	529
Discover Financial Services	36	3,243
East West Bancorp, Inc.	16	1,093
Eastern Bankshares, Inc.	15	297
Enstar Group Limited (a)	2	276
Equitable Holdings, Inc.	41	1,088
Erie Indemnity Company - Class A	4	777
Essent Group Ltd.	16	546
Evercore Inc. - Class A	5	394
Everest Re Group, Ltd.	5	1,233
F.N.B. Corporation	49	569
FactSet Research Systems Inc.	5	1,971
Federated Hermes, Inc. - Class B	12	382
Fidelity National Financial, Inc. - Class A	36	1,320
Fifth Third Bancorp	88	2,799
First American Financial Corporation	11	521
First Bancorp.	30	414
First Citizens BancShares, Inc. - Class A	2	1,253
First Financial Bancorp.	10	210
First Financial Bankshares, Inc.	18	760
First Hawaiian, Inc.	17	425
First Horizon Corporation	69	1,588
First Interstate BancSystem, Inc. - Class A	8	338
First Merchants Corporation	4	157
First Republic Bank	23	3,021
FirstCash Holdings, Inc.	5	336
Focus Financial Partners Inc. - Class A (a)	6	193
Franklin Resources, Inc.	36	768
Freedom Holding Corp. (a) (b)	3	141
Fulton Financial Corporation	27	419
Glacier Bancorp, Inc.	13	654
Globe Life Inc.	12	1,165
Hamilton Lane Incorporated - Class A	5	309
Hancock Whitney Corporation	12	539
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11	331
Hilltop Holdings Inc.	2	44
Home BancShares, Inc.	20	455
Houlihan Lokey, Inc. - Class A	7	548
Huntington Bancshares Incorporated	193	2,549
Independence Holdings, LLC	14	402
Independent Bank Corp.	5	403
Independent Bank Group, Inc.	6	368
Interactive Brokers Group, Inc. - Class A	11	734
Intercontinental Exchange, Inc.	71	6,430
International Bancshares Corporation	9	389
Invesco Ltd.	40	553
Jackson Financial Inc. - Class A (d)	11	311
Janus Henderson Group PLC	20	402
Jefferies Financial Group Inc.	24	718
JPMorgan Chase & Co.	370	38,683
K.K.R. Co., Inc. - Class A	76	3,247
KeyCorp	126	2,020
Kinsale Capital Group, Inc.	3	741
Lincoln National Corporation	18	792
Live Oak Bancshares, Inc.	5	139
Loews Corporation	27	1,327
LPL Financial Holdings Inc.	10	2,148
M&T Bank Corporation	21	3,710
Markel Corporation (a)	2	1,910
MarketAxess Holdings Inc.	5	1,020
Marsh & Mclennan Companies, Inc.	63	9,365
Mercury General Corporation	4	123
MetLife, Inc.	83	5,068
MGIC Investment Corporation	34	442
Moelis & Company - Class A	10	321
Moody's Corporation	20	4,963
Morgan Stanley	169	13,368
Morningstar, Inc.	3	654
Mr. Cooper Group Inc. (a)	12	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
MSCI Inc. - Class A	10	4,294
Nasdaq, Inc.	43	2,451
Navient Corporation	8	119
Nelnet, Inc. - Class A	2	160
New York Community Bancorp, Inc. - Series A (b)	69	588
Northern Trust Corporation	27	2,328
Old National Bancorp	38	626
Old Republic International Corporation	30	633
Pacific Premier Bancorp, Inc.	13	395
PacWest Bancorp	16	373
PennyMac Financial Services, Inc.	4	186
Pinnacle Financial Partners, Inc.	8	668
Popular, Inc. (b)	11	774
Primerica, Inc.	6	688
Principal Financial Group, Inc.	28	2,053
Prosperity Bancshares, Inc.	10	661
Prudential Financial, Inc.	47	4,023
Radian Group Inc.	16	306
Raymond James Financial, Inc.	24	2,407
Regions Financial Corporation	112	2,251
Reinsurance Group of America, Incorporated	8	1,050
RenaissanceRe Holdings Ltd	5	670
Rithm Capital Corp.	72	531
RLI Corp.	5	552
Ryan Specialty Group Holdings, Inc. - Class A (a)	12	491
S&P Global Inc.	43	13,062
SEI Investments Company	15	738
Selective Insurance Group, Inc.	8	689
ServisFirst Bancshares, Inc.	7	595
Signature Bank	7	1,118
Silvergate Capital Corporation - Class A (a)	3	218
Simmons First National Corporation - Class A	18	384
SLM Corporation	27	378
SoFi Technologies, Inc. (a) (b)	96	469
Southstate Corporation	10	795
Starwood Property Trust, Inc.	42	766
State Street Corporation	48	2,924
Stifel Financial Corp.	15	786
SVB Financial Group (a)	8	2,610
Synchrony Financial	61	1,708
Synovus Financial Corp.	18	665
T. Rowe Price Group, Inc.	28	2,915
Texas Capital Bancshares, Inc. (a)	4	229
TFS Financial Corporation	8	102
The Allstate Corporation	35	4,300
The Bank of New York Mellon Corporation	96	3,692
The Carlyle Group, Inc.	24	618
The Charles Schwab Corporation	192	13,779
The Goldman Sachs Group, Inc.	44	12,751
The Hanover Insurance Group, Inc.	5	642
The Hartford Financial Services Group, Inc.	40	2,481
The PNC Financial Services Group, Inc.	52	7,797
The Progressive Corporation	74	8,597
The Travelers Companies, Inc.	30	4,541
TowneBank	6	170
Tradeweb Markets Inc. - Class A	13	713
Truist Financial Corporation	165	7,198
Trupanion, Inc. (a) (b)	3	204
U.S. Bancorp	171	6,899
UMB Financial Corporation	6	511
Umpqua Holdings Corporation	33	561
United Bankshares, Inc.	18	640
United Community Banks, Inc.	14	470
Unum Group	22	862
Upstart Holdings, Inc. (a) (b)	7	148
Valley National Bancorp	59	639
Virtu Financial, Inc. - Class A	13	271
Voya Financial, Inc.	13	808
W. R. Berkley Corporation	25	1,631
Walker & Dunlop, Inc.	4	330
Washington Federal, Inc.	9	263
Webster Financial Corporation	22	1,002
Wells Fargo & Company	480	19,301
WesBanco, Inc.	4	147
Western Alliance Bancorporation	15	961
White Mountains Insurance Group Ltd	—	507
Willis Towers Watson Public Limited Company	14	2,827
Wintrust Financial Corporation	8	657
WSFS Financial Corporation	6	271
Zions Bancorporation, National Association	20	1,013
Zurich American Corporation	9	352
		506,861
Industrials 8.8%
3M Company	71	7,807
A. O. Smith Corporation	17	817
AAON, Inc.	7	355
ABM Industries Incorporated	6	237
Acuity Brands, Inc.	4	663
Advanced Drainage Systems, Inc.	7	892
AECOM	17	1,135
Aerojet Rocketdyne Holdings, Inc. (a)	8	309
AeroVironment, Inc. (a)	3	226
AGCO Corporation	7	697
Air Lease Corporation - Class A	15	452
Alaska Air Group, Inc. (a)	18	710
Albany International Corp. - Class A	2	192
Alight, Inc. - Class A (a)	30	219
Allegiant Travel Company (a)	2	155
Allegion Public Limited Company	12	1,080
Allison Systems, Inc.	9	311
Altra Industrial Motion Corp.	10	335
AMERCO (a)	1	599
American Airlines Group Inc. (a) (b)	76	918
AMETEK, Inc.	29	3,263
APi Group Corp (a)	25	329
Applied Industrial Technologies, Inc.	5	524
Arcosa, Inc.	4	214
Armstrong World Industries, Inc.	7	522
ASGN Incorporated (a)	7	666
Atkore Inc. (a)	4	287
Atlas Air Worldwide Holdings, Inc. (a)	4	350
Avis Budget Group, Inc. (a)	4	529
Axon Enterprise, Inc. (a)	9	1,038
Beacon Roofing Supply, Inc. (a)	4	234
Bloom Energy Corporation - Class A (a)	17	340
Boise Cascade Company	6	332
Booz Allen Hamilton Holding Corporation - Class A	17	1,604
Brady Corporation - Class A	8	329
Builders FirstSource, Inc. (a)	19	1,114
BWXT Government Group, Inc.	13	672
C.H. Robinson Worldwide, Inc.	15	1,478
Caci International Inc. - Class A (a)	3	804
Carlisle Companies Incorporated	6	1,769
Carrier Global Corporation	106	3,769
Casella Waste Systems, Inc. - Class A (a)	8	592
Caterpillar Inc.	67	11,025
CBIZ, Inc. (a)	6	258
Chargepoint Inc. - Class A (a) (b)	35	516
Chart Industries, Inc. (a)	5	941
Cintas Corporation	11	4,220
Clarivate PLC (a)	51	480
Clean Harbors, Inc. (a)	7	756
Comfort Systems USA, Inc.	5	493
Copart, Inc. (a)	28	2,960
CoStar Group, Inc. (a)	50	3,495
Crane Holdings, Co.	7	596
CSX Corporation	267	7,106
Cummins Inc.	18	3,740
Curtiss-Wright Corporation	5	648
Deere & Company	36	11,879
Delta Air Lines, Inc. (a)	82	2,298
Donaldson Company, Inc.	13	625
Dover Corporation	17	1,989
Driven Brands Holdings Inc. (a)	6	181
Dun & Bradstreet Holdings, Inc.	22	278
Dycom Industries, Inc. (a)	4	405
Eaton Corporation Public Limited Company	51	6,764
Elance, Inc. (a)	15	203
EMCOR Group, Inc.	7	803

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Emerson Electric Co.	75	5,478
Encore Wire Corporation	3	308
EnerSys	6	329
Equifax Inc.	15	2,608
Evoqua Water Technologies Corp. (a)	17	557
Expeditors International of Washington, Inc.	20	1,727
Exponent, Inc.	7	654
Fastenal Company	70	3,226
Federal Signal Corporation	10	372
FedEx Corporation	30	4,494
Flowserve Corporation	18	442
Fluor Corporation (a)	18	446
Fortive Corporation	44	2,554
Fortune Brands Home & Security, Inc.	14	740
Forward Air Corporation	4	330
Franklin Electric Co., Inc.	3	245
FTI Consulting, Inc. (a)	5	773
Gates Industrial Corporation PLC (a)	11	106
GATX Corporation	5	400
Generac Holdings Inc. (a)	8	1,454
General Dynamics Corporation	28	5,922
General Electric Company	138	8,545
Graco Inc.	20	1,183
GrafTech International Ltd.	23	100
GXO Logistics Inc. (a)	14	474
Hayward Holdings, Inc. (a)	8	70
HEICO Corporation	6	873
HEICO Corporation - Class A	8	962
Helios Technologies, Inc.	5	250
Herc Holdings Inc.	4	363
Hertz Global Holdings, Inc. (a) (b)	22	353
Hexcel Corporation	12	613
Hillenbrand, Inc.	10	357
Honeywell International Inc.	85	14,224
Howmet Aerospace Inc.	50	1,540
Hub Group, Inc. - Class A (a)	5	332
Hubbell Incorporated	6	1,414
Huntington Ingalls Industries, Inc.	5	1,191
IAA Spinco Inc. (a)	20	632
IDEX Corporation	10	1,995
Illinois Tool Works Inc.	36	6,580
Ingersoll Rand Inc.	51	2,187
Insperity, Inc.	3	298
ITT Inc.	12	779
J. B. Hunt Transport Services, Inc.	11	1,744
Jacobs Solutions Inc.	17	1,814
Jeld-Wen, Inc. (a)	12	107
JetBlue Airways Corporation (a)	47	311
Joby Aviation, Inc. - Class A (a) (b)	38	162
John Bean Technologies Corporation	4	384
Johnson Controls International Public Limited Company	87	4,286
Kadant Inc.	1	183
KBR, Inc.	20	852
Kennametal Inc.	14	280
Kirby Corporation (a)	7	447
Knight-Swift Transportation Holdings Inc. - Class A	18	887
Korn Ferry	6	288
Kratos Defense & Security Solutions, Inc. (a)	20	204
L3Harris Technologies, Inc.	24	5,072
Landstar System, Inc.	4	641
Leidos Holdings, Inc.	17	1,499
Lennox International Inc.	4	940
Lincoln Electric Holdings, Inc.	7	935
Lockheed Martin Corporation	30	11,442
Lyft, Inc. - Class A (a)	42	550
ManpowerGroup Inc.	8	506
Masco Corporation	29	1,361
Masonite International Corporation (a)	4	285
MasTec, Inc. (a)	8	511
Matson Intermodal - Paragon, Inc.	3	161
Maxar Technologies Inc.	9	168
MDU Resources Group, Inc.	21	580
Mercury Systems, Inc. (a)	8	340
Millerknoll, Inc.	8	129
Mine Safety Appliances Company, LLC	5	575
Moog Inc. - Class A	3	197
MSC Industrial Direct Co., Inc. - Class A	6	459
Mueller Industries, Inc.	5	321
Mueller Water Products, Inc. - Class A	15	150
Nielsen Holdings PLC	41	1,138
Nikola Subsidiary Corporation (a) (b)	23	81
Nordson Corporation	7	1,389
Norfolk Southern Corporation	30	6,210
Northrop Grumman Corporation	18	8,581
Nvent Electric Public Limited Company	21	661
Old Dominion Freight Line, Inc.	11	2,842
Oshkosh Corporation	9	645
Otis Worldwide Corporation	53	3,394
Owens Corning	11	899
PACCAR Inc	43	3,633
Parker-Hannifin Corporation	16	3,878
Parsons Corporation (a)	4	152
Pentair Public Limited Company	23	940
Plug Power Inc. (a) (b)	66	1,376
Quanta Services, Inc.	18	2,351
Raytheon Technologies Corporation	185	15,170
RBC Bearings Incorporated (a)	4	749
Regal Beloit Corporation	9	1,199
Republic Services, Inc.	26	3,529
Resideo Technologies, Inc. (a)	17	315
Robert Half International Inc.	14	1,105
Rocket Lab USA, Inc. - Class A (a)	20	81
Rockwell Automation, Inc.	15	3,225
Rollins, Inc.	27	943
Rush Enterprises, Inc. - Class A	7	309
Ryder System, Inc.	8	572
Saia, Inc. (a)	4	705
Schneider National, Inc. - Class B	6	122
Science Applications International Corporation	8	713
Sensata Technologies Holding PLC	22	819
Simpson Manufacturing Co., Inc.	6	479
SiteOne Landscape Supply, Inc. (a)	6	675
Snap-on Incorporated	7	1,369
Southwest Airlines Co. (a)	72	2,209
Spirit AeroSystems Holdings, Inc. - Class A	15	321
Spirit Airlines (a)	15	281
SPX Technologies, Inc. (a)	7	403
Stanley Black & Decker, Inc.	18	1,359
Stericycle, Inc. (a)	13	560
SunPower Corporation (a) (b)	13	301
Sunrun Inc. (a)	29	798
Terex Corporation	10	289
Tetra Tech, Inc.	6	756
Textron Inc.	25	1,453
The AZEK Company Inc. - Class A (a)	17	279
The Boeing Company (a)	71	8,536
The Brink's Company	5	226
The Middleby Corporation (a)	6	768
The Timken Company	10	574
The Toro Company	12	1,048
Trane Technologies Public Limited Company	29	4,189
TransDigm Group Incorporated (a)	6	3,400
TransUnion	23	1,375
Trex Company, Inc. (a)	15	669
Trinet Group, Inc. (a)	3	241
Trinity Industries, Inc.	3	72
Triton Container International Limited	7	380
Tusimple Holdings Inc. - Class A (a) (b)	4	33
Uber Technologies, Inc. (a)	250	6,634
UFP Industries, Inc.	8	609
Unifirst Corporation	2	415
Union Pacific Corporation	79	15,449
United Airlines Holdings, Inc. (a)	42	1,373
United Parcel Service, Inc. - Class B	92	14,937
United Rentals, Inc. (a)	9	2,337
Univar Solutions Inc. (a)	25	566
Valmont Industries, Inc.	3	792
Verisk Analytics, Inc.	19	3,323
Vertiv Holdings Co - Class A	39	384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Vicor Corporation (a)	4	208
Virgin Galactic Holdings, Inc. - Class A (a) (b)	21	101
W. W. Grainger, Inc.	6	2,702
Waste Management, Inc.	47	7,547
Watsco, Inc.	5	1,159
Watts Water Technologies, Inc. - Class A	4	487
Werner Enterprises, Inc.	9	349
WESCO International, Inc. (a)	6	744
Westinghouse Air Brake Technologies Corporation (b)	23	1,884
WillScot Mobile Mini Holdings Corp. - Class A (a)	28	1,122
Woodward, Inc.	9	685
XPO Logistics, Inc. (a)	14	617
Xylem Inc.	22	1,955
Zurn Elkay Water Solutions Corporation	17	412
		386,338
Communication Services 7.4%
Activision Blizzard, Inc.	90	6,696
Alphabet Inc. - Class A (a)	757	72,434
Alphabet Inc. - Class C (a)	677	65,124
Altice USA, Inc. - Class A (a)	24	142
AMC Entertainment Holdings, Inc. - Class A (a) (b)	60	415
AT&T Inc.	904	13,872
Bumble Inc. - Class A (a)	4	82
Cable One, Inc.	1	566
CarGurus, Inc. - Class A (a)	11	162
Charter Communications, Inc. - Class A (a)	14	4,283
Cinemark Holdings, Inc. (a)	15	187
Cogent Communications Holdings, Inc.	2	128
Comcast Corporation - Class A	552	16,189
Dish Network Corporation - Class A (a)	33	462
Electronic Arts Inc.	33	3,847
Fox Corporation - Class A	35	1,073
Fox Corporation - Class B	22	619
Frontier Communications Parent, Inc. (a)	27	628
Globalstar, Inc. (a)	137	218
IAC Inc. (a)	10	568
iHeartMedia, Inc. - Class A (a)	15	106
Iridium Communications Inc. (a)	17	738
John Wiley & Sons, Inc. - Class A	7	265
Liberty Broadband Corporation - Series A (a)	4	281
Liberty Broadband Corporation - Series C (a)	16	1,175
Liberty Latin America Ltd. - Class C (a)	25	153
Liberty Media Corporation - Series A (a)	2	108
Liberty Media Corporation - Series A (a)	11	428
Liberty Media Corporation - Series C (a)	20	740
Liberty Media Corporation - Series C (a)	28	1,620
Lions Gate Entertainment Corp. - Class B (a)	18	122
Live Nation Entertainment, Inc. (a)	18	1,403
Lumen Technologies Inc.	126	921
Madison Square Garden Entertainment Corp. - Class A (a)	1	161
Match Group, Inc. (a)	36	1,735
Meta Platforms, Inc. - Class A (a)	289	39,206
Netflix, Inc. (a)	56	13,286
News Corporation - Class A	50	748
News Corporation - Class B	20	308
Nexstar Media Group, Inc. - Class A	5	882
Omnicom Group Inc.	25	1,586
Paramount Global - Class B (b)	65	1,229
Pinterest, Inc. - Class A (a)	74	1,729
Playtika Holding Corp. (a)	11	108
Roku Inc. - Class A (a)	16	911
Shutterstock, Inc.	4	182
Sirius XM Holdings Inc. (b)	79	453
Snap Inc. - Class A (a)	141	1,386
Take-Two Interactive Software, Inc. (a)	20	2,177
TechTarget, Inc. (a)	4	216
Tegna Inc.	32	657
The Interpublic Group of Companies, Inc.	48	1,217
The New York Times Company - Class A	21	605
The Walt Disney Company (a)	231	21,810
T-Mobile US, Inc. (a)	77	10,265
TripAdvisor, Inc. (a)	16	344
Twitter, Inc. (a)	85	3,728
Verizon Communications Inc.	531	20,165
Warner Bros. Discovery, Inc. - Series A (a)	275	3,163
Warner Music Group Corp. - Class A	14	336
World Wrestling Entertainment, Inc. - Class A	3	189
Yelp Inc. (a)	10	332
Ziff Davis, Inc. (a)	6	421
ZoomInfo Technologies Inc. - Class A (a)	34	1,427
		326,717
Consumer Staples 6.3%
Albertsons Companies, Inc. - Class A	22	549
Altria Group, Inc.	227	9,159
Archer-Daniels-Midland Company	71	5,681
Bellring Intermediate Holdings, Inc. (a)	14	279
Beyond Meat, Inc. (a) (b)	7	102
BJ's Wholesale Club Holdings, Inc. (a)	17	1,239
Brown-Forman Corporation - Class A	7	503
Brown-Forman Corporation - Class B	22	1,479
Bunge Limited	20	1,610
Cal-Maine Foods, Inc.	5	286
Campbell Soup Company	28	1,301
Casey's General Stores, Inc.	5	949
Celsius Holdings, Inc. (a)	4	356
Central Garden & Pet Company (a)	2	55
Central Garden & Pet Company - Class A (a)	6	220
Church & Dwight Co., Inc.	32	2,271
Coca-Cola Consolidated, Inc.	—	201
Colgate-Palmolive Company	107	7,482
Conagra Brands, Inc.	57	1,869
Constellation Brands, Inc. - Class A	20	4,678
Costco Wholesale Corporation	56	26,362
Coty Inc. - Class A (a)	40	253
Darling Ingredients Inc. (a)	19	1,275
Energizer Holdings, Inc.	10	239
Flowers Foods, Inc.	28	689
Freshpet, Inc. (a)	6	314
General Mills, Inc.	74	5,693
Grocery Outlet Holding Corp. (a)	7	241
Herbalife Nutrition Ltd. (a)	12	245
Hormel Foods Corporation	33	1,517
Hostess Brands, Inc. - Class A (a)	22	502
Ingredion Incorporated	10	766
Inter Parfums, Inc.	2	158
J & J Snack Foods Corp.	2	319
Kellogg Company	32	2,200
Keurig Dr Pepper Inc.	104	3,716
Kimberly-Clark Corporation	42	4,734
Kraft Foods Group, Inc.	98	3,280
Lamb Weston Holdings, Inc.	17	1,306
Lancaster Colony Corporation	3	410
McCormick & Company, Incorporated	32	2,283
Medifast, Inc.	2	177
Molson Coors Beverage Company - Class B	25	1,202
Mondelez International, Inc. - Class A	173	9,491
Monster Beverage 1990 Corporation (a)	48	4,181
National Beverage Corp. (a)	4	145
Olaplex Holdings, Inc. (a)	7	70
PepsiCo, Inc.	175	28,566
Performance Food Group Company (a)	19	831
Philip Morris International Inc.	197	16,330
Pilgrim's Pride Corporation (a)	8	181
Post Holdings, Inc. (a)	5	435
PriceSmart, Inc.	4	217
Reynolds Consumer Products Inc.	9	232
Seaboard Corporation	—	140
Spectrum Brands Holdings, Inc.	5	190
Sprouts Farmers Market, Inc. (a)	13	351
Sysco Corporation	66	4,677
The Beauty Health Company - Class A (a)	14	163
The Boston Beer Company, Inc. - Class A (a)	1	461
The Clorox Company	16	2,042
The Coca-Cola Company	492	27,543
The Estee Lauder Companies Inc. - Class A	30	6,370
The Hain Celestial Group, Inc. (a)	13	226
The Hershey Company	18	4,059

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The J. M. Smucker Company	14	1,929
The Kroger Co.	83	3,628
The Procter & Gamble Company	302	38,109
The Simply Good Foods Company (a)	6	181
Tyson Foods, Inc. - Class A	35	2,322
United Natural Foods, Inc. (a)	8	268
US Foods Holding Corp. (a)	22	585
Walgreens Boots Alliance, Inc.	93	2,911
Walmart Inc.	180	23,403
WD-40 Company	1	254
		278,641
Energy 4.6%
Antero Midstream Corporation	41	380
Antero Resources Corporation (a)	38	1,167
Apa Corp.	39	1,330
Arch Resources, Inc. - Class A	2	193
Baker Hughes Company - Class A	128	2,690
Cactus, Inc. - Class A	7	280
California Resources Corporation	6	232
Callon Petroleum Company (a)	7	240
ChampionX Corporation	25	497
Cheniere Energy, Inc.	32	5,312
Chesapeake Energy Corporation (b)	11	1,031
Chevron Corporation	227	32,653
Chord Energy Corporation	6	780
Civitas Resources, Inc.	5	258
CNX Resources Corporation (a)	19	301
Comstock Resources, Inc. (a)	12	214
ConocoPhillips	160	16,337
Continental Resources, Inc.	8	549
Coterra Energy Inc.	98	2,561
CVR Energy, Inc.	6	171
Denbury Inc. (a)	7	594
Devon Energy Corporation	82	4,957
Diamondback Energy, Inc.	21	2,558
DT Midstream, Inc.	12	642
Enviva, Inc.	4	224
EOG Resources, Inc.	74	8,271
EQT Corporation	46	1,894
Equitrans Midstream Corporation	59	442
Exxon Mobil Corporation	526	45,965
Halliburton Company	118	2,898
Helmerich & Payne, Inc.	15	550
Hess Corporation	36	3,976
HF Sinclair Corporation	19	1,045
Kinder Morgan, Inc.	243	4,047
Kosmos Energy Ltd. (a)	54	280
Liberty Energy Inc. - Class A (a)	18	223
Magnolia Oil & Gas Corporation - Class A (b)	20	395
Marathon Oil Corporation	85	1,917
Marathon Petroleum Corporation	63	6,227
Matador Resources Company	15	741
Murphy Oil Corporation	20	705
New Fortress Energy Inc. - Class A (b)	6	261
NexTier Oilfield Solutions Inc. (a)	24	175
Nov Inc.	54	876
Occidental Petroleum Corporation	95	5,816
ONEOK, Inc.	59	3,028
Ovintiv Canada ULC	35	1,601
Patterson-UTI Energy, Inc.	30	351
PBF Energy Inc. - Class A (a)	12	423
PDC Energy, Inc.	14	781
Peabody Energy Corporation (a)	13	323
Permian Resources Corporation - Class A (a)	31	211
Phillips 66	62	4,998
Pioneer Natural Resources Company	30	6,537
Range Resources Corporation	28	706
Schlumberger Limited	180	6,450
SM Energy Company	17	655
Southwestern Energy Company (a)	144	881
Targa Resources Corp.	30	1,823
Tellurian Inc. (a) (b)	66	157
Texas Pacific Land Corporation	1	1,456
The Williams Companies, Inc.	147	4,195
Transocean Ltd. (a) (c)	81	199
Valaris Limited (a)	9	429
Valero Energy Corporation	49	5,251
		203,310
Real Estate 3.3%
Agree Realty Corporation	10	706
Alexandria Real Estate Equities, Inc.	19	2,715
American Assets Trust, Inc.	6	144
American Homes 4 Rent - Class A	40	1,310
American Tower Corporation	59	12,562
Americold Realty Trust	37	907
Apartment Income REIT Corp.	20	776
Apple Hospitality REIT, Inc.	31	437
AvalonBay Communities, Inc.	17	3,164
Boston Properties, Inc.	19	1,392
Brandywine Realty Trust	24	163
Brixmor Property Group Inc.	34	634
Broadstone Net Lease, Inc.	18	275
Camden Property Trust	14	1,685
CBRE Group, Inc. - Class A (a)	41	2,771
Corporate Office Properties Trust	15	339
Cousins Properties Incorporated	21	485
Crown Castle Inc.	55	7,936
Cubesmart, L.P.	28	1,137
Cushman & Wakefield PLC (a)	18	203
DiamondRock Alpharetta Tenant, LLC (a)	28	211
Digital Realty Trust, Inc.	37	3,668
DigitalBridge Group, Inc. - Class A (a)	17	209
Douglas Emmett, Inc.	13	232
Duke Realty Corporation	49	2,357
EastGroup Properties, Inc.	6	810
EPR Properties	10	359
Equinix, Inc.	12	6,663
Equity Commonwealth (a)	13	304
Equity Lifestyle Properties, Inc.	20	1,282
Equity Residential	44	2,975
Essential Properties Realty Trust, Inc.	16	317
Essex Property Trust, Inc.	9	2,060
eXp World Holdings, Inc. (b)	9	103
Extra Space Storage Inc.	18	3,060
Federal Realty Investment Trust	10	859
First Industrial Realty Trust, Inc.	19	835
Four Corners Property Trust, Inc.	12	299
Gaming and Leisure Properties, Inc.	32	1,407
Healthcare Trust of America, Inc. - Class A	46	961
Healthpeak Properties, Inc.	71	1,631
Highwoods Properties, Inc.	15	398
Host Hotels & Resorts, Inc.	96	1,521
Hudson Pacific Properties, Inc.	19	213
Independence Realty Trust, Inc.	25	424
Innovative Industrial Properties, Inc.	3	303
InvenTrust Properties Corp.	9	193
Invitation Homes Inc.	71	2,407
Iron Mountain Incorporated	35	1,527
JBG Smith Properties	8	147
Jones Lang LaSalle Incorporated (a)	5	809
Kennedy-Wilson Holdings, Inc.	20	310
Kilroy Realty Corporation	13	547
Kimco Realty Corporation	76	1,393
Kite Realty Naperville, LLC	29	496
Lamar Advertising Company - Class A	10	790
Life Storage Inc.	11	1,246
LXP Industrial Trust	40	364
Medical Properties Trust, Inc.	64	764
Mid-America Apartment Communities, Inc.	15	2,375
National Health Investors, Inc.	4	198
National Retail Properties, Inc.	20	781
National Storage Affiliates Trust	11	439
Newmark Group, Inc. - Class A	24	194
NexPoint Residential Trust, Inc.	4	178
Omega Healthcare Investors, Inc.	33	979
Open Doors Technology Inc. - Class A (a)	50	155
OUTFRONT Media Inc.	20	296
Park Hotels & Resorts Inc.	27	310

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Pebblebrook Hotel Trust	18	265
Phillips Edison & Company, Inc.	13	369
Physicians Realty Trust	30	458
Piedmont Office Realty Trust, Inc. - Class A	18	186
PotlatchDeltic Corporation	9	355
ProLogis Inc.	93	9,468
Public Storage	20	5,788
Rayonier Inc.	20	589
Realty Income Corporation	78	4,551
Regency Centers Corporation	21	1,121
Rexford Industrial Realty, Inc.	20	1,061
RLJ III-EM Columbus Lessee, LLC	22	224
Ryman Hospitality Properties, Inc.	8	568
Sabra Health Care REIT, Inc.	31	407
Safehold Inc.	2	62
SBA Communications Corporation	14	3,850
Simon Property Group, Inc.	41	3,699
SITE Centers Corp.	24	255
SL Green Realty Corp.	6	242
Spirit Realty Capital, Inc.	16	594
STAG Industrial, Inc.	22	630
Store Capital Corporation	34	1,074
Sun Communities, Inc.	15	2,033
Sunstone Hotel Investors, Inc. (a)	30	285
Terreno Realty Corporation	10	519
The Howard Hughes Corporation (a)	6	343
The Macerich Company	30	240
The St. Joe Company	5	150
UDR, Inc.	39	1,619
Uniti Group Inc.	33	229
Urban Edge Properties	12	159
Ventas, Inc.	50	2,014
VICI Properties Inc.	122	3,638
Vornado Realty Trust	23	525
W.P. Carey Inc. (b)	26	1,807
Welltower OP LLC	59	3,786
Wework Inc. - Class A (a) (b)	27	72
Weyerhaeuser Company	92	2,626
Xenia Hotels & Resorts, Inc. (a)	16	226
Zillow Group, Inc. - Class A (a)	6	171
Zillow Group, Inc. - Class C (a)	19	535
		146,893
Utilities 3.0%
ALLETE, Inc.	8	423
Alliant Energy Corporation	31	1,647
Ameren Corporation	34	2,704
American Electric Power Company, Inc.	66	5,672
American States Water Company	5	367
American Water Works Company, Inc.	22	2,912
Atmos Energy Corporation	18	1,859
AVANGRID, Inc.	9	382
Avista Corporation	7	274
Black Hills Corporation	8	564
California Water Service Group	8	438
CenterPoint Energy, Inc.	82	2,320
Chesapeake Utilities Corporation	1	168
Clearway Energy, Inc. - Class A	5	151
Clearway Energy, Inc. - Class C	13	401
CMS Energy Corporation	37	2,184
Consolidated Edison, Inc.	46	3,954
Constellation Energy Group, Inc.	41	3,399
Dominion Energy, Inc.	105	7,268
DTE Energy Company	23	2,695
Duke Energy Corporation	97	9,010
Edison International	47	2,654
Entergy Corporation	26	2,589
Essential Utilities, Inc.	31	1,299
Evergy, Inc.	30	1,787
Eversource Energy	45	3,480
Exelon Corporation	126	4,725
FirstEnergy Corp.	69	2,561
Hawaiian Electric Industries, Inc.	15	515
IDACORP, Inc.	7	685
MGE Energy, Inc.	3	167
National Fuel Gas Company	13	790
New Jersey Resources Corporation	11	425
NextEra Energy, Inc.	249	19,491
NiSource Inc.	55	1,373
NorthWestern Corporation	8	410
NRG Energy, Inc.	28	1,057
OGE Energy Corp.	25	910
One Gas, Inc.	6	392
Ormat Technologies, Inc.	4	338
Otter Tail Corporation	3	175
PG&E Corporation (a)	197	2,459
Pinnacle West Capital Corporation	15	977
PNM Resources, Inc.	11	525
Portland General Electric Company	13	548
PPL Corporation	93	2,353
Public Service Enterprise Group Incorporated	62	3,465
Sempra Energy	39	5,881
South Jersey Industries, Inc.	16	546
Southwest Gas Holdings, Inc.	6	433
Spire Inc.	5	280
Sunnova Energy International Inc. (a)	10	226
The AES Corporation	86	1,945
The Southern Company	135	9,166
UGI Corporation	29	937
Vistra Corp.	46	968
WEC Energy Group Inc.	39	3,515
Xcel Energy Inc.	68	4,338
		133,177
Materials 2.7%
Air Products and Chemicals, Inc.	28	6,530
Albemarle Corporation	15	3,942
Alcoa Corporation	21	695
Alpha Metallurgical Resources, Inc.	2	280
Amcor Pty Ltd	201	2,159
AptarGroup, Inc.	8	777
Arconic Corporation (a)	16	272
Ashland Global Holdings Inc.	5	504
ATI Inc. (a)	16	429
Avery Dennison Corporation	10	1,702
Avient Corporation	13	388
Axalta Coating Systems Ltd. (a)	30	629
Balchem Corporation	4	536
Ball Corporation	40	1,909
Berry Global Group, Inc. (a)	14	648
Cabot Corporation	5	326
Celanese Corporation - Class A	12	1,118
CF Industries Holdings, Inc.	26	2,466
Cleveland-Cliffs Inc. (a)	65	873
Commercial Metals Company	16	573
Compass Minerals International, Inc.	6	217
Corteva, Inc.	89	5,103
Crown Holdings, Inc.	14	1,169
Dow Inc.	89	3,911
DuPont de Nemours, Inc.	62	3,129
Eagle Materials Inc.	5	521
Eastman Chemical Company	14	1,020
Ecolab Inc.	31	4,501
Element Solutions Inc.	31	498
FMC Corporation	17	1,784
Freeport-McMoRan Inc.	182	4,965
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	135	421
Graphic Packaging Holding Company	40	790
Greif, Inc. - Class A	4	259
H.B. Fuller Company	6	360
Hecla Mining Company	81	317
Huntsman Corporation	27	653
Ingevity Corporation (a)	3	190
Innospec Inc.	4	342
International Flavors & Fragrances Inc.	31	2,847
International Paper Company	44	1,410
Legacy Vulcan Corp.	17	2,713
Linde Public Limited Company	63	17,042
Livent Corporation (a)	21	634
Louisiana-Pacific Corporation	9	456

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
LyondellBasell Industries N.V. - Class A	31	2,360
Martin Marietta Materials, Inc.	8	2,467
Minerals Technologies Inc.	4	182
MOS Holdings Inc.	43	2,067
MP Materials Corp. - Class A (a)	10	260
NewMarket Corporation	1	263
Newmont Corporation	100	4,214
Nucor Corporation	33	3,564
Olin Corporation	15	658
Packaging Corporation of America	11	1,281
PPG Industries, Inc.	29	3,246
Quaker Chemical Corporation	2	306
Reliance Steel & Aluminum Co.	8	1,398
Royal Gold, Inc.	9	811
RPM International Inc.	15	1,261
Sealed Air Corporation	19	847
Sensient Technologies Corporation	6	394
Silgan Holdings Inc.	10	419
Sonoco Products Company	10	576
Southern Copper Corporation	12	532
Steel Dynamics, Inc.	19	1,319
Stepan Company	4	330
Summit Materials, Inc. - Class A (a)	15	368
The Chemours Company	18	442
The Scotts Miracle-Gro Company	6	253
The Sherwin-Williams Company	30	6,239
Tronox Holdings PLC	16	191
United States Steel Corporation	35	634
Valvoline, Inc.	25	627
Westlake Corporation	4	385
WestRock Company	29	908
Worthington Industries, Inc.	6	215
		121,025
Total Common Stocks (cost $5,292,528)		4,395,153
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	13,736	13,736
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (d) (e)	13,263	13,263
Total Short Term Investments (cost $26,999)		26,999
Total Investments 100.2% (cost $5,319,527)		4,422,152
Other Derivative Instruments(0.0)%		(258)
Other Assets and Liabilities, Net (0.2)%		(10,259)
Total Net Assets 100.0%		4,411,635

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management, Inc.	—	3,025	172	60	6	(317)	2,542	0.1
Apollo Global Management, Inc.	2,194	—	1,613	—	—	(581)	—	—
Apollo Medical Holdings, Inc.	405	—	—	—	—	(190)	215	—
Athene Holding Ltd - Class A	1,536	—	1,066	—	—	(470)	—	—
Jackson Financial Inc. - Class A	230	247	—	15	—	(166)	311	—
	4,365	3,272	2,851	75	6	(1,724)	3,068	0.1

Effective January 1, 2022, Athene Holding Ltd – Class A merged with Apollo Global Management, Inc. to form Apollo Asset Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $1,066 and $1,613 of Athene Holding Ltd – Class A and Apollo Global Management, Inc. shares, respectively, that were exchanged for shares of Apollo Asset Management Inc. that are included in Purchases.

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	5,588	4,575	0.1
Transocean Ltd.	06/17/22	284	199	—
		5,872	4,774	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	24	December 2022	2,154	(15)	(150)
S&P 500 Index	92	December 2022	17,819	(243)	(1,252)
				(258)	(1,402)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,395,153	—	—	4,395,153
Short Term Investments	26,999	—	—	26,999
	4,422,152	—	—	4,422,152
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,402)	—	—	(1,402)
	(1,402)	—	—	(1,402)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.1%
Utilities 98.9%
ALLETE, Inc.	33	1,662
Alliant Energy Corporation	146	7,737
Ameren Corporation	150	12,110
American Electric Power Company, Inc.	299	25,843
American States Water Company	22	1,683
American Water Works Company, Inc.	106	13,768
Atmos Energy Corporation	81	8,291
AVANGRID, Inc.	40	1,689
Avista Corporation	42	1,561
Black Hills Corporation	38	2,565
California Water Service Group	31	1,641
CenterPoint Energy, Inc.	366	10,322
Chesapeake Utilities Corporation	10	1,166
Clearway Energy, Inc. - Class A	20	585
Clearway Energy, Inc. - Class C	48	1,527
CMS Energy Corporation	169	9,834
Consolidated Edison, Inc.	206	17,694
Constellation Energy Group, Inc.	190	15,821
Dominion Energy, Inc.	484	33,478
DTE Energy Company	113	12,970
Duke Energy Corporation	448	41,676
Edison International	222	12,558
Entergy Corporation	118	11,911
Essential Utilities, Inc.	139	5,742
Evergy, Inc.	134	7,933
Eversource Energy	202	15,716
Exelon Corporation	577	21,618
FirstEnergy Corp.	316	11,687
Hawaiian Electric Industries, Inc.	64	2,215
IDACORP, Inc.	29	2,893
MGE Energy, Inc.	21	1,393
New Jersey Resources Corporation	56	2,173
NextEra Energy, Inc.	1,143	89,643
NiSource Inc.	236	5,950
NorthWestern Corporation	33	1,618
NRG Energy, Inc.	137	5,236
OGE Energy Corp.	116	4,247
One Gas, Inc.	32	2,222
Ormat Technologies, Inc. (a)	26	2,258
Otter Tail Corporation	24	1,502
PG&E Corporation (b)	937	11,710
Pinnacle West Capital Corporation	66	4,243
PNM Resources, Inc.	49	2,265
Portland General Electric Company	52	2,258
PPL Corporation	428	10,859
Public Service Enterprise Group Incorporated	290	16,322
Sempra Energy	183	27,423
South Jersey Industries, Inc.	72	2,401
Southwest Gas Holdings, Inc.	36	2,490
Spire Inc.	31	1,914
The AES Corporation	389	8,784
The Southern Company	619	42,061
UGI Corporation	122	3,939
Vistra Corp.	228	4,782
WEC Energy Group Inc.	184	16,414
Xcel Energy Inc.	318	20,370
		610,373
Energy 0.2%
New Fortress Energy Inc. - Class A	28	1,203
Total Common Stocks (cost $647,341)		611,576
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.0%
JNL Government Money Market Fund, 2.68% (c) (d)	12,388	12,388
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	1,889	1,889
Total Short Term Investments (cost $14,277)		14,277
Total Investments 101.4% (cost $661,618)		625,853
Other Derivative Instruments(0.0)%		(96)
Other Assets and Liabilities, Net (1.4)%		(8,371)
Total Net Assets 100.0%		617,386

(a) All or a portion of the security was on loan as of September 30, 2022.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	75	December 2022	5,820	(96)	(843)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	611,576	—	—	611,576
Short Term Investments	14,277	—	—	14,277
	625,853	—	—	625,853
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(843)	—	—	(843)
	(843)	—	—	(843)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 97.0%
United States of America 65.9%
3M Company	4	427
Abbott Laboratories	12	1,158
AbbVie Inc.	12	1,632
ABIOMED, Inc. (a)	—	77
Activision Blizzard, Inc.	5	361
Adobe Inc. (a)	3	891
Advance Auto Parts, Inc.	—	66
Advanced Micro Devices, Inc. (a)	11	701
Aflac Inc.	4	222
Agilent Technologies, Inc.	2	247
Agilon Health Management, Inc. (a)	1	33
Air Products and Chemicals, Inc.	2	349
Airbnb, Inc. - Class A (a)	3	290
Akamai Technologies, Inc. (a)	1	86
Albemarle Corporation	1	209
Albertsons Companies, Inc. - Class A	1	28
Alexandria Real Estate Equities, Inc.	1	138
Align Technology, Inc. (a)	—	102
Alleghany Corporation (a)	—	82
Allegion Public Limited Company	1	52
Alliant Energy Corporation	2	90
Ally Financial Inc.	2	68
Alnylam Pharmaceuticals, Inc. (a)	1	163
Alphabet Inc. - Class A (a)	41	3,944
Alphabet Inc. - Class C (a)	37	3,548
Altria Group, Inc.	12	498
Amazon.com, Inc. (a)	61	6,887
AMC Entertainment Holdings, Inc. - Class A (a) (b)	3	24
Ameren Corporation	2	144
American Electric Power Company, Inc.	4	311
American Express Company	4	562
American Financial Group, Inc.	—	54
American International Group, Inc.	5	248
American Tower Corporation	3	685
American Water Works Company, Inc.	1	159
Ameriprise Financial, Inc.	1	194
AmerisourceBergen Corporation	1	136
AMETEK, Inc.	2	176
Amgen Inc.	4	824
Amphenol Corporation - Class A	4	275
Analog Devices, Inc.	4	501
Annaly Capital Management, Inc.	3	51
ANSYS, Inc. (a)	1	129
Apollo Asset Management, Inc. (c)	3	146
Apple Inc.	104	14,356
Applied Materials, Inc.	6	497
AppLovin Corporation - Class A (a) (b)	1	20
Aptiv PLC (a)	2	144
Aramark	2	57
Archer-Daniels-Midland Company	4	306
Arista Networks, Inc. (a)	2	197
Arthur J. Gallagher & Co.	1	246
AT&T Inc.	49	754
Atmos Energy Corporation	1	90
Autodesk, Inc. (a)	1	279
Automatic Data Processing, Inc.	3	648
AutoZone, Inc. (a)	—	291
AvalonBay Communities, Inc.	1	177
AVANGRID, Inc.	—	16
Avantor, Inc. (a)	4	84
Avery Dennison Corporation	1	92
Baker Hughes Company - Class A	7	146
Ball Corporation	2	106
Bank of America Corporation	48	1,452
Bath & Body Works, Inc.	2	55
Bausch Health Companies Inc. (a)	2	15
Baxter International Inc.	3	186
Becton, Dickinson and Company	2	433
Bentley Systems, Incorporated - Class B	1	36
Berkshire Hathaway Inc. - Class B (a)	12	3,314
Best Buy Co., Inc.	1	91
Bill.Com Holdings Inc. (a)	1	81
Biogen Inc. (a)	1	269
BioMarin Pharmaceutical Inc. (a)	1	107
Bio-Rad Laboratories, Inc. - Class A (a)	—	58
Bio-Techne Corporation	—	70
BlackRock, Inc.	1	571
Blackstone Inc. - Class A	5	399
Block, Inc. - Class A (a)	4	203
Booking Holdings Inc. (a)	—	455
BorgWarner Inc.	2	51
Boston Properties, Inc.	1	70
Boston Scientific Corporation (a)	10	383
Bristol-Myers Squibb Company	15	1,048
Broadcom Inc.	3	1,233
Broadridge Financial Solutions, Inc.	1	113
Brookfield Renewable Corporation - Class A	1	25
Brown & Brown, Inc.	2	96
Brown-Forman Corporation - Class A	—	25
Brown-Forman Corporation - Class B	1	84
Bunge Limited	1	81
Burlington Stores, Inc. (a)	—	52
C.H. Robinson Worldwide, Inc.	1	90
Cadence Design Systems, Inc. (a)	2	304
Caesars Entertainment, Inc. (a)	1	45
Camden Property Trust	1	91
Campbell Soup Company	1	69
Capital One Financial Corporation	3	246
Cardinal Health, Inc.	2	138
CarMax, Inc. (a)	1	75
Carnival PLC (a)	1	8
Carrier Global Corporation	6	206
Catalent, Inc. (a)	1	88
Caterpillar Inc.	4	601
CBRE Group, Inc. - Class A (a)	2	151
CDW Corp.	1	150
Celanese Corporation - Class A	1	70
Centene Corporation (a)	4	310
CenterPoint Energy, Inc.	4	120
Ceridian HCM Holding Inc. (a)	1	62
CF Industries Holdings, Inc.	1	139
Charles River Laboratories International, Inc. (a)	—	63
Charter Communications, Inc. - Class A (a)	1	224
Cheniere Energy, Inc.	2	285
Chevron Corporation	12	1,779
Chipotle Mexican Grill, Inc. (a)	—	289
Chubb Limited	3	525
Church & Dwight Co., Inc.	2	117
Cigna Corporation	2	585
Cincinnati Financial Corporation	1	93
Cintas Corporation	1	229
Cisco Systems, Inc.	28	1,139
Citigroup Inc.	13	560
Citizens Financial Group, Inc.	3	117
Cloudflare, Inc. - Class A (a)	2	102
CME Group Inc. - Class A	2	442
CMS Energy Corporation	2	114
Cognex Corporation	1	50
Cognizant Technology Solutions Corporation - Class A	4	204
Coinbase Global, Inc. - Class A (a)	1	71
Colgate-Palmolive Company	6	401
Comcast Corporation - Class A	30	888
Comerica Incorporated	1	67
Conagra Brands, Inc.	3	108
ConocoPhillips	9	889
Consolidated Edison, Inc.	2	213
Constellation Brands, Inc. - Class A	1	255
Constellation Energy Group, Inc.	2	192
Continental Resources, Inc.	—	26
Copart, Inc. (a)	1	154
Corning Incorporated	5	146
Corteva, Inc.	5	289
CoStar Group, Inc. (a)	3	188
Costco Wholesale Corporation	3	1,439
Coterra Energy Inc.	5	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
CrowdStrike Holdings, Inc. - Class A (a)	1	245
Crown Castle Inc.	3	422
Crown Holdings, Inc.	1	69
CSX Corporation	15	395
Cummins Inc.	1	198
CVS Health Corporation	9	861
D.R. Horton, Inc.	2	152
Danaher Corporation	5	1,163
Darden Restaurants, Inc.	1	114
Datadog, Inc. - Class A (a)	2	153
DaVita Inc. (a)	—	40
Deere & Company	2	634
Dell Technologies Inc. - Class C	2	63
Delta Air Lines, Inc. (a)	4	121
Dentsply Sirona Inc.	2	43
Devon Energy Corporation	5	271
DexCom, Inc. (a)	3	223
Diamondback Energy, Inc.	1	152
Digital Realty Trust, Inc.	2	199
Discover Financial Services	2	171
Dish Network Corporation - Class A (a)	2	24
DocuSign, Inc. (a)	1	71
Dollar General Corporation	2	376
Dollar Tree, Inc. (a)	2	209
Dominion Energy, Inc.	6	396
Domino's Pizza, Inc.	—	77
Doordash, Inc. - Class A (a)	2	94
Dover Corporation	1	112
Dow Inc.	5	219
DTE Energy Company	1	152
Duke Energy Corporation	5	484
Duke Realty Corporation	2	119
Dun & Bradstreet Holdings, Inc.	2	23
DuPont de Nemours, Inc.	3	172
DXC Technology Company (a)	2	42
Dynatrace, Inc. (a)	1	45
East West Bancorp, Inc.	1	64
Eastman Chemical Company	1	67
Eaton Corporation Public Limited Company	3	360
eBay Inc.	4	142
Ecolab Inc.	2	244
Edison International	3	146
Edwards Lifesciences Corporation (a)	4	349
Elanco Animal Health Incorporated (a)	3	40
Electronic Arts Inc.	2	208
Elevance Health, Inc.	2	746
Eli Lilly and Company	5	1,754
Emerson Electric Co.	4	295
Enphase Energy, Inc. (a)	1	261
Entegris, Inc.	1	85
Entergy Corporation	1	142
EOG Resources, Inc.	4	450
EPAM Systems, Inc. (a)	—	139
Equifax Inc.	1	142
Equinix, Inc.	1	361
Equitable Holdings, Inc.	2	66
Equity Lifestyle Properties, Inc.	1	75
Equity Residential	2	157
Essex Property Trust, Inc.	—	108
ETSY, Inc. (a)	1	81
Evergy, Inc.	2	95
Eversource Energy	2	181
Exact Sciences Corporation (a)	1	37
Exelon Corporation	7	260
Expedia Group, Inc. (a)	1	95
Expeditors International of Washington, Inc.	1	105
Extra Space Storage Inc.	1	158
Exxon Mobil Corporation	29	2,502
F5, Inc. (a)	—	61
FactSet Research Systems Inc.	—	102
Fastenal Company	4	176
Federal Realty Investment Trust	—	43
FedEx Corporation	2	241
Fidelity National Financial, Inc. - Class A	2	69
Fidelity National Information Services, Inc.	4	314
Fifth Third Bancorp	5	154
First Republic Bank	1	158
FirstEnergy Corp.	4	139
Fiserv, Inc. (a)	4	412
FleetCor Technologies, Inc. (a)	1	99
FMC Corporation	1	93
Ford Motor Company	28	308
Fortinet, Inc. (a)	5	222
Fortive Corporation	2	134
Fortune Brands Home & Security, Inc.	1	48
Fox Corporation - Class A	2	72
Fox Corporation - Class B	1	30
Franklin Resources, Inc.	2	40
Freeport-McMoRan Inc.	10	269
Gartner, Inc. (a)	1	157
Generac Holdings Inc. (a)	—	74
General Dynamics Corporation	2	331
General Electric Company	7	461
General Mills, Inc.	4	312
General Motors Company	10	316
Genuine Parts Company	1	144
Gilead Sciences, Inc.	9	535
Global Payments Inc.	2	212
Globe Life Inc.	1	65
GoDaddy Inc. - Class A (a)	1	84
Halliburton Company	6	146
Hasbro, Inc.	1	62
HCA Healthcare, Inc.	2	280
Healthpeak Properties, Inc.	4	84
HEICO Corporation	—	40
HEICO Corporation - Class A	1	58
Henry Schein, Inc. (a)	1	65
Hess Corporation	2	202
Hewlett Packard Enterprise Company	9	109
Hilton Worldwide Holdings Inc.	2	227
Hologic, Inc. (a)	2	109
Honeywell International Inc.	5	775
Horizon Therapeutics Public Limited Company (a)	2	95
Hormel Foods Corporation	2	83
Host Hotels & Resorts, Inc.	5	75
Howmet Aerospace Inc.	3	83
HP, Inc.	6	150
Hubbell Incorporated	—	82
HubSpot, Inc. (a)	—	82
Humana Inc.	1	422
Huntington Bancshares Incorporated	9	125
Huntington Ingalls Industries, Inc.	—	56
IAC Inc. (a)	1	31
IDEX Corporation	1	103
IDEXX Laboratories, Inc. (a)	1	187
Illinois Tool Works Inc.	2	349
Illumina, Inc. (a)	1	202
Incyte Corporation (a)	1	86
Ingersoll Rand Inc.	3	123
Insulet Corporation (a)	—	104
Intel Corporation	28	728
Intercontinental Exchange, Inc.	4	346
International Business Machines Corporation	6	738
International Flavors & Fragrances Inc.	2	154
International Paper Company	3	84
Intuit Inc.	2	753
Intuitive Surgical, Inc. (a)	2	454
Invesco Ltd.	3	43
Invitation Homes Inc.	4	133
IQVIA Holdings Inc (a)	1	233
Iron Mountain Incorporated	2	86
J. B. Hunt Transport Services, Inc.	1	91
Jack Henry & Associates, Inc.	1	93
Jacobs Solutions Inc.	1	100
Jazz Pharmaceuticals Public Limited Company (a)	—	58
Jefferies Financial Group Inc.	1	40
Johnson & Johnson	18	2,953
Johnson Controls International Public Limited Company (b)	5	234
JPMorgan Chase & Co.	20	2,107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Juniper Networks, Inc.	2	54
K.K.R. Co., Inc. - Class A	4	169
Kellogg Company	2	122
Keurig Dr Pepper Inc.	6	209
KeyCorp	6	95
Keysight Technologies, Inc. (a)	1	195
Kimberly-Clark Corporation	2	256
Kimco Realty Corporation	4	72
Kinder Morgan, Inc.	13	221
KLA Corporation	1	294
Kraft Foods Group, Inc.	5	180
L3Harris Technologies, Inc.	1	276
Laboratory Corporation of America Holdings	1	135
Lam Research Corporation	1	340
Lamb Weston Holdings, Inc.	1	82
Las Vegas Sands Corp. (a)	2	84
Lear Corporation	—	45
Legacy Vulcan Corp.	1	141
Leidos Holdings, Inc.	1	82
Lennar Corporation - Class A	2	132
Lennar Corporation - Class B	—	6
Lennox International Inc.	—	54
Liberty Broadband Corporation - Series A (a)	—	12
Liberty Broadband Corporation - Series C (a)	1	73
Liberty Media Corporation - Series A (a)	1	25
Liberty Media Corporation - Series C (a)	1	41
Lincoln National Corporation	1	49
Live Nation Entertainment, Inc. (a)	1	68
LKQ Corporation	2	90
Lockheed Martin Corporation	2	618
Loews Corporation	1	69
Lowe`s Companies, Inc.	4	825
Lucid Group, Inc. (a) (b)	4	51
Lululemon Athletica Canada Inc. (a)	1	223
Lumen Technologies Inc.	6	43
Lyft, Inc. - Class A (a)	2	27
LyondellBasell Industries N.V. - Class A	2	132
M&T Bank Corporation	1	212
Marathon Oil Corporation	5	107
Marathon Petroleum Corporation	3	335
Markel Corporation (a)	—	101
MarketAxess Holdings Inc.	—	59
Marriott International, Inc. - Class A	2	267
Marsh & Mclennan Companies, Inc.	3	512
Martin Marietta Materials, Inc.	—	133
Marvell Technology, Inc.	6	256
Masco Corporation	2	77
MasterCard Incorporated - Class A	6	1,661
Match Group, Inc. (a)	2	88
McCormick & Company, Incorporated	2	123
McDonald's Corporation	5	1,167
McKesson Corporation	1	335
Merck & Co., Inc.	17	1,500
Meta Platforms, Inc. - Class A (a)	16	2,128
MetLife, Inc.	5	289
Mettler-Toledo International Inc. (a)	—	173
MGM Resorts International	3	75
Microchip Technology Incorporated	4	224
Micron Technology, Inc.	8	379
Microsoft Corporation	51	11,944
Mid-America Apartment Communities, Inc.	1	118
Moderna, Inc. (a)	2	280
Mohawk Industries, Inc. (a)	—	34
Molina Healthcare, Inc. (a)	—	134
Molson Coors Beverage Company - Class B	1	60
Mondelez International, Inc. - Class A	9	515
MongoDB, Inc. - Class A (a)	—	88
Monolithic Power Systems, Inc.	—	103
Monster Beverage 1990 Corporation (a)	3	233
Moody's Corporation	1	267
Morgan Stanley	9	728
MOS Holdings Inc.	3	121
Motorola Solutions, Inc.	1	256
MSCI Inc. - Class A	1	233
Nasdaq, Inc.	2	129
NetApp, Inc.	2	95
Netflix, Inc. (a)	3	721
Neurocrine Biosciences, Inc. (a)	1	63
Newell Brands Inc.	3	39
Newmont Corporation	5	230
News Corporation - Class A	3	43
News Corporation - Class B	1	13
NextEra Energy, Inc.	14	1,059
Nielsen Holdings PLC	2	67
Nike, Inc. - Class B	9	718
NiSource Inc.	3	67
Norfolk Southern Corporation	2	340
Northern Trust Corporation	1	122
Northrop Grumman Corporation	1	467
NortonLifelock Inc.	4	80
Novocure Limited (a)	1	42
NRG Energy, Inc.	2	64
Nucor Corporation	2	194
NVIDIA Corporation	17	2,090
NVR, Inc. (a)	—	92
Occidental Petroleum Corporation	5	314
Okta, Inc. - Class A (a)	1	56
Old Dominion Freight Line, Inc.	1	157
Omnicom Group Inc.	1	88
On Semiconductor Corporation (a)	3	188
ONEOK, Inc.	3	157
Oracle Corporation	10	633
O'Reilly Automotive, Inc. (a)	—	308
Otis Worldwide Corporation	3	177
Owens Corning	1	57
PACCAR Inc	2	197
Packaging Corporation of America	1	65
Palantir Technologies Inc. - Class A (a)	12	101
Palo Alto Networks, Inc. (a)	2	328
Paramount Global - Class B	4	75
Parker-Hannifin Corporation	1	214
Paychex, Inc.	2	253
Paycom Software, Inc. (a)	—	111
Paylocity Holding Corporation (a)	—	63
Paypal Holdings, Inc. (a)	8	689
Pentair Public Limited Company	1	47
PepsiCo, Inc.	9	1,549
PerkinElmer, Inc.	1	103
Pfizer Inc.	39	1,689
PG&E Corporation (a)	11	132
Philip Morris International Inc.	11	885
Phillips 66	3	264
Pinnacle West Capital Corporation	1	52
Pinterest, Inc. - Class A (a)	4	86
Pioneer Natural Resources Company	2	355
Plug Power Inc. (a) (b)	3	72
Pool Corporation	—	82
PPG Industries, Inc.	2	179
PPL Corporation	5	129
Principal Financial Group, Inc.	2	125
ProLogis Inc.	5	520
Prudential Financial, Inc.	2	214
PTC Inc. (a)	1	78
Public Service Enterprise Group Incorporated	3	189
Public Storage	1	319
PulteGroup, Inc.	2	57
Qiagen N.V. (a)	2	68
Qorvo, Inc. (a)	1	60
Qualcomm Incorporated	8	874
Quanta Services, Inc.	1	119
Quest Diagnostics Incorporated	1	105
Raymond James Financial, Inc.	1	126
Raytheon Technologies Corporation	10	827
Realty Income Corporation	4	246
Regency Centers Corporation	1	58
Regeneron Pharmaceuticals, Inc. (a)	1	509
Regions Financial Corporation	7	135
Reinsurance Group of America, Incorporated	—	62
Republic Services, Inc.	1	196
ResMed Inc.	1	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
RingCentral, Inc. - Class A (a)	1	22
Rivian Automotive, Inc. - Class A (a) (b)	4	127
Rockwell Automation, Inc.	1	167
Roku Inc. - Class A (a)	1	44
Rollins, Inc.	2	56
Roper Technologies, Inc.	1	256
Ross Stores, Inc.	2	204
Royal Caribbean Cruises Ltd.	1	57
Royalty Pharma PLC - Class A	2	97
S&P Global Inc.	2	714
Salesforce, Inc. (a)	7	980
SBA Communications Corporation	1	212
Schlumberger Limited	10	352
Seagen Inc. (a)	1	133
Sealed Air Corporation	1	47
SEI Investments Company	1	36
Sempra Energy	2	324
Sensata Technologies Holding PLC	1	40
ServiceNow, Inc. (a)	1	524
Signature Bank	—	60
Simon Property Group, Inc.	2	201
Sirius XM Holdings Inc. (b)	7	41
Skyworks Solutions, Inc.	1	96
Snap Inc. - Class A (a)	7	72
Snap-on Incorporated	—	74
Snowflake Inc. - Class A (a)	2	335
SolarEdge Technologies Ltd. (a)	—	90
Southern Copper Corporation	1	27
Southwest Airlines Co. (a)	4	123
Splunk Inc. (a)	1	82
SS&C Technologies Holdings, Inc.	1	70
Stanley Black & Decker, Inc.	1	83
Starbucks Corporation	8	665
State Street Corporation	2	151
Steel Dynamics, Inc.	1	77
Steris Limited	1	115
Stryker Corporation	2	473
Sun Communities, Inc.	1	119
SVB Financial Group (a)	—	134
Synchrony Financial	4	103
Synopsys, Inc. (a)	1	319
Sysco Corporation	3	246
T. Rowe Price Group, Inc.	2	163
Take-Two Interactive Software, Inc. (a)	1	122
Tapestry, Inc.	2	53
Targa Resources Corp.	1	90
Target Corporation	3	466
Teledyne Technologies Incorporated (a)	—	111
Teleflex Incorporated	—	63
Teradyne, Inc.	1	80
Tesla Inc. (a)	18	4,858
Texas Instruments Incorporated	6	967
Texas Pacific Land Corporation	—	75
Textron Inc.	2	88
The AES Corporation	4	99
The Allstate Corporation	2	236
The Bank of New York Mellon Corporation (c)	5	193
The Boeing Company (a)	4	464
The Carlyle Group, Inc.	2	40
The Charles Schwab Corporation	10	751
The Clorox Company	1	107
The Coca-Cola Company	27	1,499
The Cooper Companies, Inc.	—	89
The Estee Lauder Companies Inc. - Class A	2	339
The Goldman Sachs Group, Inc.	2	691
The Hartford Financial Services Group, Inc.	2	146
The Hershey Company	1	217
The Home Depot, Inc.	7	1,950
The Interpublic Group of Companies, Inc.	3	65
The J. M. Smucker Company	1	103
The Kroger Co.	4	196
The PNC Financial Services Group, Inc.	3	425
The Procter & Gamble Company	16	2,074
The Progressive Corporation	4	460
The Sherwin-Williams Company	2	330
The Southern Company	7	500
The TJX Companies, Inc.	8	501
The Trade Desk, Inc. - Class A (a)	3	185
The Travelers Companies, Inc.	2	250
The Walt Disney Company (a)	13	1,183
The Williams Companies, Inc.	9	244
Thermo Fisher Scientific Inc.	3	1,366
T-Mobile US, Inc. (a)	4	555
Tractor Supply Company	1	142
Trane Technologies Public Limited Company	2	223
TransDigm Group Incorporated (a)	—	186
TransUnion	1	77
Trimble Inc. (a)	2	94
Truist Financial Corporation	9	393
Twilio Inc. - Class A (a)	1	94
Twitter, Inc. (a)	5	204
Tyler Technologies, Inc. (a)	—	96
Tyson Foods, Inc. - Class A	2	135
U.S. Bancorp	9	381
Uber Technologies, Inc. (a)	14	363
UDR, Inc.	2	83
UGI Corporation	1	46
Uipath, Inc. - Class A (a)	3	34
Ulta Beauty, Inc. (a)	—	153
Union Pacific Corporation	4	837
United Airlines Holdings, Inc. (a)	2	70
United Parcel Service, Inc. - Class B	5	813
United Rentals, Inc. (a)	—	131
UnitedHealth Group Incorporated	6	3,248
Unity Software Inc. (a)	1	34
Universal Health Services, Inc. - Class B	1	47
V.F. Corporation	2	67
Vail Resorts, Inc.	—	62
Valero Energy Corporation	3	296
Veeva Systems Inc. - Class A (a)	1	155
Ventas, Inc.	3	114
VeriSign, Inc. (a)	1	118
Verisk Analytics, Inc.	1	189
Verizon Communications Inc.	29	1,096
Vertex Pharmaceuticals Incorporated (a)	2	513
Viatris Inc.	9	72
VICI Properties Inc.	7	201
Visa Inc. - Class A	11	1,997
Vistra Corp.	3	68
VMware, Inc. - Class A (a)	1	146
Vornado Realty Trust	1	26
Voya Financial, Inc.	1	51
W. R. Berkley Corporation	1	95
W. W. Grainger, Inc.	—	147
W.P. Carey Inc.	1	97
Walgreens Boots Alliance, Inc.	5	157
Walmart Inc.	10	1,262
Warner Bros. Discovery, Inc. - Series A (a)	15	172
Waste Management, Inc.	3	417
Waters Corporation (a)	—	113
Watsco, Inc.	—	57
WEC Energy Group Inc.	2	193
Wells Fargo & Company	26	1,049
Welltower OP LLC	3	200
West Pharmaceutical Services, Inc.	1	124
Western Digital Corporation (a)	2	67
Westinghouse Air Brake Technologies Corporation	1	99
Westlake Corporation	—	20
WestRock Company	2	54
Weyerhaeuser Company	5	146
Whirlpool Corporation	—	55
Willis Towers Watson Public Limited Company	1	147
Workday, Inc. - Class A (a)	1	214
Wynn Resorts, Limited (a)	1	47
Xcel Energy Inc.	4	234
Xylem Inc.	1	107
Yum! Brands, Inc.	2	208
Zebra Technologies Corporation - Class A (a)	—	97
Zillow Group, Inc. - Class A (a)	—	7
Zillow Group, Inc. - Class C (a)	1	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Zimmer Biomet Holdings, Inc.	1	152
Zions Bancorporation, National Association	1	56
Zoetis Inc. - Class A	3	475
Zoom Video Communications, Inc. - Class A (a)	2	117
ZoomInfo Technologies Inc. - Class A (a)	2	90
Zscaler, Inc. (a)	1	89
		212,784
Japan 6.7%
ABC-Mart, Inc.	—	13
ACOM Co., Ltd.	4	8
Advance Residence Investment Corp.	—	22
Advantest Corporation	1	65
Aeon Co., Ltd.	6	110
AGC Inc.	2	50
Air Water Inc	1	17
Aisin Corporation	1	33
Ajinomoto Co., Inc.	4	101
Alfresa Holdings Corporation (b)	1	15
ANA Holdings Inc. (a)	1	19
Asahi Group Holdings, Ltd.	4	115
Asahi Intecc Co., Ltd.	2	27
Asahi Kasei Corporation (b)	10	63
ASICS Corporation	1	21
Astellas Pharma Inc.	13	170
Bandai Namco Holdings Inc.	2	98
Bridgestone Corporation	4	136
Brother Industries, Ltd. (b)	2	29
Canon Inc.	7	154
Capcom Co., Ltd. (b)	1	25
Central Japan Railway Company	1	164
Chubu Electric Power Co., Inc.	5	47
Chugai Pharmaceutical Co., Ltd.	4	110
Concordia Financial Group, Ltd. (b)	7	21
COSMOS Pharmaceutical Corporation	—	10
CyberAgent, Inc. (b)	3	24
Dai Nippon Printing Co., Ltd.	2	36
Daifuku Co., Ltd.	1	42
Dai-ichi Life Holdings, Inc.	8	121
Daiichi Sankyo Company, Ltd	13	376
Daikin Industries, Ltd.	2	308
Daito Trust Construction Co., Ltd. (b)	1	47
Daiwa House Industry Co., Ltd	5	91
Daiwa House REIT Investment Corporation	—	31
Daiwa Securities Group Inc. (b)	10	40
DENSO Corporation (b)	4	160
Dentsu Group Inc.	2	43
DISCO Corporation (b)	—	44
East Japan Railway Company	3	132
Eisai Co., Ltd.	2	107
ENEOS Holdings, Inc. (b)	22	71
FANUC Corporation (b)	1	182
Fast Retailing Co., Ltd.	1	264
Fuji Electric Co., Ltd.	1	37
FUJIFILM Holdings Corporation (b)	3	123
Fujitsu Limited	1	132
Fukuoka Financial Group, Inc.	1	20
GLP J-REIT	—	33
GMO Payment Gateway, Inc.	1	34
Hakuhodo DY Holdings Inc. (b)	2	15
Hamamatsu Photonics K.K. (b)	1	43
Hankyu Hanshin Holdings, Inc. (b)	2	51
HASEKO Corporation (b)	2	18
Hikari Tsushin,Inc.	—	12
Hino Motors, Ltd. (a)	2	10
Hirose Electric Co., Ltd.	—	28
Hitachi Construction Machinery Co., Ltd.	1	13
Hitachi Metals, Ltd. (a)	2	23
Hitachi, Ltd. (b)	7	279
Honda Motor Co., Ltd. (b)	12	251
Hoshizaki Corporation	1	22
Hoya Corporation	3	239
Hulic Co., Ltd.	3	25
IBIDEN Co., Ltd. (b)	1	25
Idemitsu Kosan Co., Ltd. (b)	2	37
Iida Group Holdings Co., Ltd. (b)	1	18
Inpex Corporation	8	71
Isuzu Motors Limited (b)	4	44
ITOCHU Corporation	10	245
ITOCHU Techno-Solutions Corporation	1	14
Japan Airlines Co., Ltd. (a)	1	18
Japan Airport Terminal Co., Ltd. (a)	1	25
Japan Exchange Group, Inc.	4	49
Japan Metropolitan Fund Investment Corporation	—	36
JAPAN POST HOLDINGS Co., Ltd.	17	110
Japan Post Insurance Co., Ltd.	2	21
Japan Prime Realty Investment Corporation	—	19
Japan Real Estate Investment Corporation	—	37
Japan Tobacco Inc.	8	123
JFE Holdings, Inc. (b)	4	36
JSR Corporation (b)	2	29
Kajima Corporation	3	32
Kakaku.com, Inc.	1	17
Kansai Paint Co., Ltd	2	25
Kao Corporation	3	131
Kawasaki Heavy Industries, Ltd. (b)	1	17
KDDI Corporation (b)	11	326
Keio Corporation (b)	1	33
Keisei Electric Railway Co., Ltd. (b)	1	33
Keyence Corporation	1	463
Kikkoman Corporation	1	74
Kintetsu Group Holdings Co., Ltd.	1	43
Kirin Holdings Company, Ltd	6	88
Kobayashi Pharmaceutical Co., Ltd.	—	23
Kobe Bussan Co., Ltd. (b)	1	19
Koei Tecmo Holdings Co., Ltd. (b)	1	13
Koito Manufacturing Co., Ltd.	2	25
Komatsu Ltd. (b)	7	120
Konami Holdings Corporation (b)	1	32
Kose Corporation	—	21
Kubota Corporation	8	109
Kurita Water Industries Ltd.	1	25
KYOCERA Corporation (b)	2	121
Kyowa Kirin Co., Ltd.	2	41
Kyushu Electric Power Co., Inc.	3	17
Kyushu Railway Company	1	24
Lasertec Co., Ltd.	1	51
Lawson, Inc.	—	13
Lion Corporation (b)	2	23
LIXIL Corporation (b)	2	28
M3, Inc.	3	78
Makita Corporation	2	37
Marubeni Corporation (b)	11	97
Marui Group Co.Ltd. (b)	2	25
Matsumotokiyoshi Holdings Co., Ltd.	1	39
Mazda Motor Corporation (b)	4	27
McDonald's Holdings Company (Japan), Ltd.	1	17
Medipal Holdings Corporation	1	17
Meiji Holdings Co., Ltd. (b)	1	44
Minebeamitsumi Inc.	3	40
MISUMI Group Inc.	2	43
Mitsubishi Chemical Group Corporation (b)	10	44
Mitsubishi Corporation (b)	10	276
Mitsubishi Electric Corporation	15	132
Mitsubishi Estate Co., Ltd.	10	125
Mitsubishi Gas Chemical Company, Inc. (b)	1	18
Mitsubishi HC Capital Inc.	5	23
Mitsubishi Heavy Industries, Ltd.	2	73
Mitsubishi Motors Corporation (a)	5	16
Mitsubishi UFJ Financial Group Inc	88	396
Mitsui & Co., Ltd. (b)	11	237
Mitsui Chemicals, Inc.	2	29
Mitsui Fudosan Co., Ltd. (b)	7	126
Mitsui O.S.K. Lines, Ltd. (b)	2	43
Mizuho Financial Group, Inc. (b)	17	186
MonotaRO Co., Ltd.	2	28
MS&AD Insurance Group Holdings, Inc.	3	85
Murata Manufacturing Co., Ltd.	4	197
Nagoya Railroad Co., Ltd.	1	21
Nec Corporation	2	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
NEXON Co., Ltd.	3	59
NGK Insulators, Ltd. (b)	2	24
NGK Spark Plug Co.Ltd.	1	23
NH Foods Ltd.	1	18
Nidec Corporation (b)	4	207
Nihon M & A Center Inc. (b)	2	21
Nikon Corporation (b)	2	23
Nintendo Co., Ltd.	8	325
Nippon Building Fund Inc.	—	48
Nippon Express Co., Ltd.	1	31
Nippon Paint Holdings Co., Ltd.	7	48
Nippon Prologis REIT, Inc.	—	35
Nippon Sanso Holdings Corporation (b)	1	19
Nippon Shinyaku Co., Ltd. (b)	—	20
Nippon Steel Corporation (b)	7	90
Nippon Telegraph and Telephone Corporation	8	219
Nippon Yusen Kabushiki Kaisha (b)	3	56
Nissan Chemical Corporation	1	45
Nissan Motor Co., Ltd.	16	51
Nisshin Seifun Group Inc. (b)	2	20
Nissin Food Holdings Co., Ltd.	1	35
Nitori Holdings Co., Ltd.	1	50
Nitto Denko Corporation	1	54
Nomura Holdings, Inc.	19	64
Nomura Real Estate Holdings, Inc.	1	16
Nomura Real Estate Master Fund, Inc.	—	34
Nomura Research Institute Ltd	3	81
Nsk Ltd. (b)	3	14
NTT DATA Corporation	4	57
Obayashi Corporation	5	31
OBIC Co., Ltd.	—	54
Odakyu Electric Railway Co., Ltd.	2	31
Oji Holdings Corporation (b)	7	26
Olympus Corporation	9	169
OMRON Corporation	1	64
Ono Pharmaceutical Co., Ltd. (b)	3	78
Open House Group Co., Ltd. (b)	1	17
Oracle Corporation Japan	—	11
Oriental Land Co., Ltd.	2	217
ORIX Corporation (b)	9	119
ORIX JREIT Inc. (b)	—	22
Osaka Gas Co., Ltd.	3	45
Otsuka Corporation	1	25
Otsuka Holdings Co., Ltd.	4	120
Pan Pacific International Holdings Corporation	4	64
Panasonic Holdings Corporation	16	111
Persol Holdings Co., Ltd.	1	24
Rakuten Group, Inc.	6	24
Recruit Holdings Co., Ltd. (b)	12	340
Renesas Electronics Corporation (a)	11	93
Resona Holdings, Inc. (b)	16	59
Ricoh Company, Ltd.	4	31
Rinnai Corporation	—	22
ROHM Co., Ltd.	1	39
Santen Pharmaceutical Co., Ltd.	3	17
SBI Holdings, Inc. (b)	2	32
SCSK Corporation (b)	1	14
Secom Co., Ltd.	2	86
Sega Sammy Holdings Inc. (b)	1	15
Seibu Holdings Inc. (b)	2	17
Seiko Epson Corporation. (b)	2	33
Sekisui Chemical Co., Ltd.	3	38
Sekisui House, Ltd.	4	72
Seven & I Holdings Co., Ltd.	5	216
SG Holdings Co., Ltd.	3	47
Sharp Corporation (b)	2	9
Shimadzu Corporation	2	50
Shimano Inc.	1	93
Shimizu Corporation (b)	5	25
Shin-Etsu Chemical Co., Ltd.	3	287
Shinsei Bank, Limited	1	13
Shionogi & Co., Ltd.	2	97
Shiseido Company, Limited	3	95
Showa Denko K.K.	1	14
SMC Corporation	1	201
Softbank Corp. (b)	20	199
SoftBank Group Corp	8	269
Sojitz Corporation (b)	1	22
Sompo Holdings, Inc.	2	97
Sony Group Corporation	9	557
Square Enix Holdings Co., Ltd.	1	26
Stanley Electric Co., Ltd. (b)	1	19
Subaru Corporation.	4	66
SUMCO Corporation	2	26
Sumitomo Chemical Company, Limited (b)	11	38
Sumitomo Corporation	8	103
Sumitomo Dainippon Pharma Co., Ltd. (b)	2	11
Sumitomo Electric Industries, Ltd. (b)	5	53
Sumitomo Metal Mining Co., Ltd.	2	55
Sumitomo Mitsui Financial Group, Inc. (b)	9	258
Sumitomo Mitsui Trust Bank, Limited	3	71
Sumitomo Realty & Development Co., Ltd. (b)	3	73
Suntory Beverage & Food Limited	1	32
Suzuki Motor Corporation (b)	3	102
Sysmex Corporation	1	59
T&D Holdings, lnc. (b)	4	42
Taisei Corporation	2	42
Taisho Pharmaceutical Holdings Co., Ltd.	—	11
Takeda Pharmaceutical Co Ltd (b)	11	282
TDK Corporation (b)	3	82
Terumo Corporation	5	152
The Bank of Kyoto, Ltd. (b)	1	18
The Chiba Bank, Ltd. (b)	5	27
The Kansai Electric Power Company, Incorporated	5	43
The Shizuoka Bank, Ltd. (d)	4	26
TIS Inc. (b)	1	37
TOBU Railway Co., LTD.	1	33
Toho Co., Ltd.	1	36
Tokio Marine Holdings, Inc. (b)	14	251
Tokyo Century Corporation (b)	—	10
Tokyo Electric Power Company Holdings, Inc. (a)	6	18
Tokyo Electron Limited	1	271
Tokyo Gas Co., Ltd.	3	42
Tokyu Corporation	4	43
Tokyu Fudosan Holdings Corporation (b)	5	24
Toppan Inc.	3	38
Toray Industries, Inc. (b)	12	58
Toshiba Corporation	3	103
Tosoh Corporation (b)	2	24
TOTO Ltd.	1	37
Toyo Suisan Kaisha, Ltd.	1	25
Toyota Boshoku Corporation	1	7
Toyota Industries Corporation	1	67
Toyota Motor Corporation	87	1,126
Toyota Tsusho Corporation (b)	2	50
Trend Micro Incorporated	1	54
Unicharm Corporation	3	100
United Urban Investment Corporation	—	23
USS Co., Ltd. (b)	2	23
Welcia Holdings Co., Ltd.	1	13
West Japan Railway Company	2	76
Yakult Honsha Co., Ltd.	1	64
Yamaha Corporation (b)	1	43
Yamaha Motor Co., Ltd.	3	51
Yamato Holdings Co., Ltd. (b)	3	38
Yaskawa Electric Corporation	2	52
Yokogawa Electric Corporation	2	25
Z Holdings Corporation	18	46
ZOZO, Inc. (b)	1	12
		21,565
United Kingdom 4.2%
3i Group plc	7	84
ABRDN PLC	15	23
Admiral Group PLC	2	37
Amcor Pty Ltd	11	113
Anglo American PLC	9	275
Aon Global Limited - Class A	1	387
Ashtead Group Public Limited Company	3	139
Associated British Foods PLC	2	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
AstraZeneca PLC	11	1,173
Auto Trader Group PLC	6	37
AVEVA Group plc	1	27
Aviva PLC	21	90
B&M European Value Retail S.A.	6	20
BAE Systems PLC	22	193
Barclays PLC	107	171
Barratt Developments P L C	7	26
BP P.L.C.	143	684
British American Tobacco P.L.C.	15	553
BT Group PLC	47	64
Bunzl Public Limited Company	2	75
Burberry Group PLC	3	58
Carnival Corporation (a)	7	48
Centrica PLC	40	31
Coca-Cola Europacific Partners PLC	1	60
Compass Group PLC	12	241
Convatec Group PLC (e)	11	25
Croda International Public Limited Company	1	67
Darktrace PLC (a) (b)	2	7
DCC Public Limited Company	1	37
Dechra Pharmaceuticals PLC	1	29
Derwent London PLC	1	17
Diageo PLC	16	679
Direct Line Insurance Group PLC	10	21
DS Smith PLC	9	26
easyJet PLC (a)	4	12
Entain PLC	4	48
Evraz PLC (d)	3	—
Experian PLC	7	198
Ferguson PLC	2	173
Fiat Chrysler Automobiles N.V.	15	179
GSK PLC	27	393
Halma Public Limited Company	3	58
Harbour Energy PLC	3	15
Hargreaves Lansdown PLC	2	18
Hikma Pharmaceuticals Public Limited Company	1	18
Hiscox Ltd.	2	23
Howden Joinery Group PLC	4	23
HSBC Holdings PLC	138	714
Imperial Brands PLC	7	134
Informa Jersey Limited	10	60
InterContinental Hotels Group PLC	1	61
Intermediate Capital Group PLC	2	22
Intertek Group Plc	1	47
ITV PLC	24	16
J Sainsbury PLC	12	22
JD Sports Fashion PLC	18	20
Johnson Matthey PLC	1	26
Kingfisher PLC	15	36
Land Securities Group PLC	5	27
Legal & General Group PLC	42	99
Linde Public Limited Company	3	924
Lloyds Banking Group PLC	489	223
London Stock Exchange Group PLC	2	203
M&G PLC	18	33
Melrose Holdings Limited	30	33
Mondi plc	3	52
National Grid PLC	26	266
NatWest Group PLC	37	91
Next PLC	1	48
Ocado Group PLC (a)	4	21
Pearson PLC	5	50
Pepco Group N.V. (a) (e)	1	4
Persimmon Public Limited Company	2	31
Phoenix Group Holdings PLC	6	32
Prudential Public Limited Company (c)	18	176
Reckitt Benckiser Group PLC	5	343
Relx PLC	14	330
Rentokil Initial PLC	13	70
Rightmove PLC	6	32
Rio Tinto PLC	7	389
Rolls-Royce PLC (a)	59	45
Royal Mail PLC	5	11
Schroders PLC	5	23
SEGRO Public Limited Company	8	71
Severn Trent PLC	2	40
Smith & Nephew PLC	6	72
Smiths Group PLC	3	45
Spirax-Sarco Engineering PLC	1	59
SSE PLC	7	124
St. James's Place PLC	4	42
Standard Chartered PLC	18	115
Tate & Lyle Public Limited Company	3	20
Taylor Wimpey PLC	26	25
Tesco PLC	54	125
The Berkeley Group Holdings PLC	1	31
The British Land Company Public Limited Company	7	27
The Sage Group PLC.	8	61
Travis Perkins PLC	2	13
Unilever PLC	18	798
United Utilities PLC	5	46
Vodafone Group Public Limited Company	180	201
Weir Group PLC(The)	2	27
Whitbread PLC	1	35
Wise PLC - Class A (a)	3	18
WPP 2012 Limited	8	66
		13,484
Canada 3.4%
Agnico Eagle Mines Limited	3	137
Air Canada (a) (b)	2	28
Algonquin Power & Utilities Corp. (b)	5	55
Alimentation Couche-Tard Inc.	5	215
AltaGas Ltd. (b)	2	40
ARC Resources Ltd. (b)	5	57
Bank of Montreal	5	404
Barrick Gold Corporation	12	190
BCE Inc. (b)	2	84
Brookfield Asset Management Inc. - Class A	10	403
CAE Inc. (a)	2	32
Cameco Corporation	3	74
Canadian Apartment Properties Real Estate Investment Trust	1	15
Canadian Imperial Bank of Commerce (b)	6	275
Canadian National Railway Company	4	457
Canadian Natural Resources Limited	8	359
Canadian Pacific Railway Limited	6	420
Canadian Tire Corporation, Limited - Class A	—	43
Canadian Utilities Limited - Class A	1	23
CCL Industries Inc. - Class B (b)	1	53
Cenovus Energy Inc.	10	148
CGI Inc. - Class A (a)	2	113
Constellation Software Inc.	—	185
Dollarama Inc.	2	117
Emera Incorporated (b)	2	69
Empire Company Limited - Class A	1	32
Enbridge Inc.	14	520
Fairfax Financial Holdings Limited	—	70
Finning International Inc.	1	19
First Quantum Minerals Ltd	4	68
FirstService Corporation	—	32
Fortis Inc.	3	122
Franco-Nevada Corporation	1	155
George Weston Limited	1	54
GFL Environmental Inc.	1	28
Gildan Activewear Inc. - Class A	1	37
Great-West Lifeco Inc.	2	39
Groupe WSP Global Inc.	1	93
Hydro One Limited (b)	2	56
iA Societe Financiere Inc.	1	41
IGM Financial Inc.	1	12
Imperial Oil Limited	1	57
Intact Financial Corporation	1	170
Keyera Corp.	2	35
Kinross Gold Corporation	8	30
Loblaw Companies Limited	1	79
Lundin Mining Corporation	5	24
Magna International Inc.	2	90
Manulife Financial Corporation	13	209
Metro Inc. - Class A	2	83

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
National Bank of Canada	2	144
Nutrien Ltd.	4	307
Nuvei Technologies Corp. (a) (b)	—	12
ONEX Corporation	1	23
Open Text Corporation	2	48
Pembina Pipeline Corporation	4	115
Power Corporation of Canada (b)	4	86
Quebecor Inc. - Class B	1	22
Restaurant Brands International Limited Partnership	2	106
RioCan Real Estate Investment Trust	1	15
Ritchie Bros. Auctioneers Incorporated	1	44
Rogers Communications Inc. - Class B	2	92
Royal Bank of Canada	10	866
Saputo Inc.	2	38
Shaw Communications Inc. - Class B	3	73
Shopify Inc. - Class A (a)	9	230
SNC-Lavalin Group Inc. (b)	1	20
Sun Life Financial Inc.	4	155
Suncor Energy Inc.	9	266
TC Energy Corporation (b)	7	282
Teck Resources Limited - Class B	3	100
TELUS Corporation	3	60
TFI International Inc.	1	47
The Bank of Nova Scotia	8	388
The Toronto-Dominion Bank	12	757
Thomson Reuters Corporation	1	116
TMX Group Limited	—	35
Tourmaline Oil Corp	2	109
Turquoise Hill Resources Ltd - Class A (a) (b)	3	22
Waste Connections, Inc. (b)	2	238
West Fraser Timber Co. Ltd.	—	29
Wheaton Precious Metals Corp.	3	97
		11,093
France 2.6%
Adevinta ASA - Class B (a) (e)	3	16
Aeroports de Paris (a)	—	25
Alstom	2	32
Amundi (e)	—	18
Arkema	—	34
AXA	14	305
Biomerieux SA	—	24
BNP Paribas	8	323
Bollore SE	6	26
Bouygues	1	39
Bureau Veritas	2	46
Capgemini	1	171
Carrefour	4	57
Compagnie De Saint-Gobain	4	130
Compagnie Generale des Etablissements Michelin	5	109
Covivio	—	14
Credit Agricole SA	9	77
Danone	4	202
Dassault Aviation	—	16
Dassault Systemes	5	172
EDENRED	2	76
Eiffage	1	47
Electricite de France	5	55
Engie	13	149
EssilorLuxottica	2	281
Gecina	—	29
Getlink S.E.	3	48
Hermes International	—	280
IPSEN	—	23
Kering	1	222
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	415
Legrand	2	117
L'Oreal	2	560
LVMH Moet Hennessy Louis Vuitton	2	1,055
Orange	13	115
Pernod Ricard	1	252
Publicis Groupe SA	2	71
Safran	2	217
Sanofi	8	606
Sartorius Stedim Biotech	—	50
Schneider Electric SE (a)	4	448
Societe d'exploitation Hoteliere	1	45
Societe Generale	6	109
Teleperformance SE	—	101
Thales	1	80
TotalEnergies SE	17	794
Veolia Environnement-VE	4	85
VINCI	4	300
Vivendi SE	5	43
Worldline (a) (e)	2	63
		8,572
Switzerland 2.5%
ABB Ltd - Class N	12	309
Alcon AG	3	197
Baloise Holding AG - Class N	—	39
Barry Callebaut AG - Class N	—	53
Chocoladefabriken Lindt & Sprungli AG - Class N	—	99
Coca-Cola HBC AG	1	28
Compagnie Financiere Richemont SA	4	334
Credit Suisse Group AG - Class N	19	74
EMS-Chemie Holding AG	—	30
Garmin Ltd.	1	81
Geberit AG - Class N	—	104
Givaudan SA - Class N	—	163
Glencore PLC	84	443
Julius Bar Gruppe AG - Class N	2	68
Kuhne & Nagel International AG	—	70
Lafarge	4	157
Lonza Group AG	1	257
Nestle S.A. - Class N	19	2,034
Novartis AG - Class N	16	1,252
Partners Group Holding AG	—	120
Roche Holding AG	—	69
Schindler Holding AG - Class N	—	22
SGS SA - Class N	—	85
Sika AG	1	221
Sonova Holding AG	—	80
STMicroelectronics N.V.	4	137
Straumann Holding AG - Class N	1	70
Swiss Life Holding AG - Class N	—	93
Swiss Re AG	2	141
Swisscom AG - Class N	—	80
TE Connectivity Ltd. (e)	2	243
Temenos AG - Class N	—	29
The Swatch Group AG	—	45
The Swatch Group AG - Class N	—	14
UBS Group AG	25	356
Zurich Insurance Group AG - Class N	1	405
		8,002
Australia 2.1%
Alumina Limited	16	13
Ampol Limited	2	35
Aristocrat Leisure Limited	5	94
ASX Limited	1	57
Aurizon Holdings Limited	13	28
Australia and New Zealand Banking Group Limited	21	308
Australian Pipeline Trust	8	46
Bendigo and Adelaide Bank Limited	4	18
BHP Group Limited	35	867
BlueScope Steel Limited	3	32
Brambles Limited	10	74
Challenger Limited	4	14
Cochlear Limited	—	57
Coles Group Limited	9	98
Commonwealth Bank of Australia	12	677
Computershare Limited	4	58
CSL Limited	3	603
Dexus Property Trust	8	39
Domino's Pizza Enterprises Limited (b)	—	14
Endeavour Group Limited	9	38
Evolution Mining Limited	13	16
Fortescue Metals Group Ltd	11	122
Goodman Funding Pty Ltd	12	119
GPT Management Holdings Limited	13	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Harvey Norman Holdings Limited	5	12
IDP Education Limited (b)	1	22
IGO Limited	5	42
Incitec Pivot Limited	13	29
Insurance Australia Group Limited	16	46
Lendlease Corporation Limited	4	25
Macquarie Group Limited	2	237
Medibank Private Limited	18	40
Mineral Resources Limited	1	48
Mirvac Limited	25	31
National Australia Bank Limited	22	402
Newcrest Mining Limited	6	66
Northern Star Resources Ltd	8	40
Orica Limited	3	24
Origin Energy Limited	13	42
Qantas Airways Limited (a)	9	27
QBE Insurance Group Limited	11	78
Ramsay Health Care Limited	1	48
REA Group Ltd	—	27
Reece Limited	2	17
Rio Tinto Limited	3	150
Santos Limited	24	107
Scentre Group Limited	38	61
SEEK Limited	2	30
Seven Group Holdings Limited	1	10
Sonic Healthcare Limited	3	63
South32 Limited	30	70
Stockland Corporation Ltd	16	34
Suncorp Group Limited	9	55
Tabcorp Holdings Limited	16	9
Telstra Corporation Limited	27	66
TPG Corporation Limited	3	11
Transurban Holdings Limited	21	163
Treasury Wine Estates Limited	5	41
Vicinity Centres RE Ltd	26	29
Washington H. Soul Pattinson and Company Limited (b)	2	28
Wesfarmers Limited	8	207
Westpac Banking Corporation	24	316
WiseTech Global Limited	1	36
Woodside Energy Group Ltd	13	271
Woolworths Group Limited	9	187
Worley Limited	2	17
		6,724
Germany 1.8%
Adidas AG - Class N	1	145
Allianz SE	3	436
Aroundtown SA	7	16
BASF SE - Class N	6	238
Bayer Aktiengesellschaft - Class N	7	303
Bayerische Motoren Werke Aktiengesellschaft	2	147
Beiersdorf Aktiengesellschaft	1	69
Brenntag SE - Class N	1	61
Carl Zeiss Meditec AG	—	24
COMMERZBANK Aktiengesellschaft (a)	7	48
Continental Aktiengesellschaft	1	32
Covestro AG (e)	1	35
Daimler Truck Holding AG (a)	3	76
Delivery Hero SE (a) (e)	1	46
Deutsche Bank Aktiengesellschaft - Class N	14	104
Deutsche Borse Aktiengesellschaft - Class N	1	214
Deutsche Lufthansa Aktiengesellschaft (a)	4	23
Deutsche Post AG - Class N	7	200
Deutsche Telekom AG - Class N	24	416
Deutsche Wohnen SE	—	3
E.ON SE - Class N	15	116
Evonik Industries AG	1	22
Fresenius Medical Care AG & Co. KGaA	1	37
Fresenius SE & Co. KGaA	3	60
GEA Group Aktiengesellschaft	1	37
Hannover Ruck SE - Class N	—	66
HeidelbergCement AG	1	41
Henkel AG & Co. KGaA	1	38
Infineon Technologies AG - Class N	9	193
Kion Group AG	—	9
Mercedes-Benz Group AG - Class N	5	273
MERCK Kommanditgesellschaft auf Aktien	1	142
MTU Aero Engines AG - Class N	—	55
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	233
Puma SE	1	34
RWE Aktiengesellschaft	5	169
SAP SE	8	616
Siemens Aktiengesellschaft - Class N	5	511
Siemens Energy AG	3	31
Siemens Healthineers AG (e)	2	96
Symrise AG	1	86
Talanx Aktiengesellschaft	—	13
Telefonica Deutschland Holding AG	7	13
TUI AG - Class N (a) (e)	6	7
Uniper SE	1	3
Vonovia SE	6	125
Zalando SE (a) (e)	2	36
		5,698
Netherlands 1.7%
Adyen B.V. (a) (e)	—	259
Aegon N.V.	10	42
Airbus SE	4	370
Akzo Nobel N.V.	1	71
argenx SE (a)	—	137
ASM International N.V.	—	77
ASML Holding N.V.	3	1,174
CNH Industrial N.V.	7	79
HAL Trust	1	64
Heineken Holding N.V.	1	47
Heineken N.V.	2	141
ING Groep N.V.	27	230
JDE Peet's N.V.	—	13
Koninklijke Ahold Delhaize N.V.	7	183
Koninklijke DSM N.V.	1	136
Koninklijke KPN N.V.	26	69
Koninklijke Philips N.V.	6	100
NN Group N.V.	2	87
NXP Semiconductors N.V.	2	265
Prosus N.V. - Class N	8	433
Randstad N.V. (b)	1	39
Shell PLC - Class A	53	1,314
Unibail-Rodamco-Westfield SE (a)	1	33
Universal Music Group N.V. (b)	6	105
Wolters Kluwer N.V. - Class C	2	177
		5,645
Sweden 0.9%
AB Sagax - Class B	1	18
Aktiebolaget Electrolux - Class B (b)	2	19
Aktiebolaget Industrivarden - Class A	1	25
Aktiebolaget Industrivarden - Class C	1	23
Aktiebolaget SKF - Class B	3	34
Aktiebolaget Volvo - Class A	1	21
Aktiebolaget Volvo - Class B	11	152
Alfa Laval AB	2	51
Assa Abloy AB - Class B	7	130
Atlas Copco Aktiebolag - Class A	17	163
Atlas Copco Aktiebolag - Class B	11	89
Axfood Aktiebolag	1	16
Boliden AB	2	59
Castellum Aktiebolag (b)	2	22
Deca Games Holding AB - Class B (a) (b)	6	37
Epiroc Aktiebolag - Class A	4	61
Epiroc Aktiebolag - Class B	3	34
EQT AB (e)	2	36
Essity Aktiebolag (publ) - Class B	4	82
Evolution AB (publ) (e)	1	108
Fabege AB	2	12
Fastighets AB Balder - Class B (a)	5	18
G&L Beijer Ref AB - Class B	2	21
Getinge AB - Class B	1	25
H & M Hennes & Mauritz AB - Class B (b)	5	50
Hexagon Aktiebolag - Class B	15	140
Holmen Aktiebolag - Class B	1	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Husqvarna Aktiebolag - Class B (b)	3	16
Indutrade Aktiebolag	2	28
Intrum AB	—	5
Investment Ab Latour - Class B	1	15
Investor Aktiebolag - Class A	4	60
Investor Aktiebolag - Class B	12	179
Kinnevik AB - Class B (a)	2	22
L E Lundbergforetagen AB (publ) - Class B	1	19
Lifco Ab (Publ) - Class B	1	19
NIBE Industrier AB - Class B	10	87
Nordnet AB	1	11
Orron Energy AB (b)	1	2
Saab AB - Class B	1	17
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	7	8
Sandvik Aktiebolag	7	102
Securitas AB - Class B (b)	2	16
Sinch AB (publ) (a) (b) (e)	5	6
Skandinaviska Enskilda Banken AB - Class A	12	117
Skanska AB - Class B	3	34
SSAB AB - Class A	2	7
SSAB AB - Class B	4	18
Storskogen Group AB (publ)	5	4
Svenska Cellulosa Aktiebolaget SCA - Class B	4	48
Svenska Handelsbanken AB - Class A	11	90
Swedbank AB - Class A	7	86
Swedish Match AB	11	109
Tele2 AB - Class B	3	29
Telefonaktiebolaget LM Ericsson - Class B (b)	22	126
Telia Company AB	17	50
Trelleborg AB - Class B	2	31
Vitrolife AB	—	6
Volvo Car AB - Class B (a)	4	19
		2,856
Ireland 0.8%
Accenture Public Limited Company - Class A	4	1,119
CRH Public Limited Company	5	167
Flutter Entertainment Public Limited Company (a)	1	114
James Hardie Industries Public Limited Company - CDI	3	60
Kerry Group Public Limited Company - Class A	1	97
Kingspan Group Public Limited Company	1	45
Medtronic, Inc.	9	735
Seagate Technology Holdings Public Limited Company	1	73
Smurfit Kappa Funding Designated Activity Company	2	52
		2,462
Hong Kong 0.7%
AIA Group Limited	81	673
Budweiser Brewing Company APAC Limited (e)	13	33
CK Asset Holdings Limited	13	81
CK Hutchison Holdings Limited	18	99
CK Infrastructure Holdings Limited	5	25
CLP Holdings Limited	11	87
DFI Retail Group Holding Limited	2	5
ESR Cayman Limited (e)	18	45
Galaxy Entertainment Group Limited (a)	14	82
Hang Lung Properties Limited	14	24
Hang Seng Bank, Limited	5	71
Henderson Land Development Company Limited	9	26
HK Electric Investments Limited	16	11
HKT Trust	28	33
Hong Kong And China Gas Company Limited -The-	74	65
Hong Kong Exchanges and Clearing Limited	8	275
Jardine Matheson Holdings Limited	2	91
Link Real Estate Investment Trust	14	99
MTR Corporation Limited	11	50
New World Development Company Limited	9	26
Power Assets Holdings Limited	10	48
Sands China Ltd. (a)	16	40
Sino Land Company Limited	24	32
Sun Hung Kai Properties Limited	11	115
Swire Pacific Limited - Class A	3	20
Swire Pacific Limited - Class B	10	12
Swire Properties Limited	8	17
Techtronic Industries Company Limited	12	110
The Wharf (Holdings) Limited	9	29
WH Group Limited (e)	62	39
Wharf Real Estate Investment Company Limited	11	50
		2,413
Denmark 0.7%
A.P. Moller - Maersk A/S - Class A	—	37
A.P. Moller - Maersk A/S - Class B	—	73
Carlsberg A/S - Class B	1	80
Chr. Hansen Holding A/S	1	36
Coloplast A/S - Class B (b)	1	86
Danske Bank A/S	5	62
Demant A/S (a)	1	17
DSV A/S	1	149
Genmab A/S (a)	—	145
Novo Nordisk A/S - Class B	11	1,121
Novozymes A/S - Class B	1	74
Orsted A/S (e)	1	101
Pandora A/S	1	30
Tryg A/S	2	46
Vestas Wind Systems A/S	7	126
		2,183
Spain 0.6%
Acciona,S.A.	—	25
ACS, Actividades de Construccion y Servicios, S.A.	2	41
AENA, S.M.E., S.A. (a) (e)	—	50
Amadeus IT Group, S.A. (a) (e)	3	145
Banco Bilbao Vizcaya Argentaria, S.A.	45	203
Banco Santander, S.A.	117	273
CaixaBank, S.A.	30	96
Cellnex Telecom, S.A. (e)	4	132
Corporacion Acciona Energias Renovables, S.A.	—	14
Enagas S.A.	2	26
Endesa, S.A.	2	33
Ferrovial, S.A.	3	76
Grifols, S.A. - Class A	2	19
Iberdrola, Sociedad Anonima	41	381
Industria de Diseno Textil, S.A.	8	158
MAPFRE, S.A.	7	10
Naturgy Energy Group, S.A.	2	36
Red Electrica Corporacion, S.A.	3	45
Repsol, S.A.	10	112
Siemens Gamesa Renewable Energy, S.A.	2	29
Telefonica, S.A.	38	125
		2,029
Italy 0.5%
A2a S.P.A.	11	10
Amplifon S.p.A	1	15
Assicurazioni Generali S.P.A.	8	115
Atlantia S.p.A.	3	75
Banca Mediolanum SpA	2	10
Banco BPM Societa' Per Azioni	10	27
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	9
Davide Campari-Milano N.V.	3	25
DiaSorin S.p.A.	—	18
Enel S.p.A	53	217
Eni S.p.A.	17	182
Ferrari N.V.	1	161
Finecobank Banca Fineco SPA	4	51
Hera S.p.A.	5	11
Infrastrutture Wireless Italiane S.p.A. (e)	2	19
Intesa Sanpaolo SPA	123	203
Leonardo S.p.A.	3	19
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	5	39
Moncler S.p.A.	1	54
Nexi S.p.A. (a)	5	42
Pirelli & C. S.p.A. (e)	3	10
Poste Italiane SPA (e)	3	24
Prysmian S.p.A.	2	56
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Snam S.P.A.	14	56
Telecom Italia SPA	79	15
Terna – Rete Elettrica Nazionale S.p.A.	9	55
UniCredit S.p.A.	15	147
UnipolSai Assicurazioni S.p.A. (b)	3	6
		1,699
Singapore 0.4%
Ascendas Real Estate Investment Trust	23	43
Capitaland Group Pte. Ltd.	33	44
Capitaland Investment Limited	17	40
City Developments Limited	4	19
DBS Group Holdings Ltd	12	282
Flex Ltd. (a)	3	56
Genting International Plc	41	22
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Limited	1	16
Keppel Corporation Limited	9	43
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	13	16
Olam Group Limited	7	7
Oversea-Chinese Banking Corporation Limited	29	234
SATS Ltd. (a) (b)	5	9
Singapore Airlines Limited (a) (b)	9	31
Singapore Exchange Limited	6	39
Singapore Technologies Engineering Ltd	10	26
Singapore Telecommunications Limited	47	87
United Overseas Bank Limited	11	190
UOL Group Limited	3	14
Venture Corporation Limited	2	22
Wilmar International Limited	19	52
		1,300
Finland 0.4%
Elisa Oyj	1	44
Fortum Oyj	3	39
Huhtamaki Oyj	1	21
Kesko Oyj - Class A	1	11
Kesko Oyj - Class B	2	35
Kone Corporation - Class B	3	106
Metso Outotec Oyj	4	30
Neste Oyj	3	129
Nokia Oyj	37	157
Nordea Bank Abp	23	199
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	32
Sampo Oyj - Class A	3	147
Stora Enso Oyj - Class R	4	51
UPM-Kymmene Oyj	4	115
Wartsila Oyj Abp (b)	4	23
		1,148
Belgium 0.2%
Ackermans (b)	—	19
ageas SA/NV	1	48
Anheuser-Busch InBev	7	301
Azelis Group	1	17
D'Ieteren Group	—	19
Elia Group	—	35
Etablissements Fr. Colruyt - Etablissementen Fr. Colruyt	—	8
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	49
KBC Groep	2	109
Proximus	1	11
Sofina	—	17
Solvay	1	39
Telenet Group Holding	—	4
U C B	1	61
Umicore	1	39
Warehouses De Pauw	1	23
		799
Norway 0.2%
Aker ASA	—	10
Aker BP ASA	2	59
DNB Bank ASA	6	97
Equinor ASA	7	241
Gjensidige Forsikring ASA	1	25
Kongsberg Gruppen ASA	1	18
Leroy Seafood Group ASA	2	7
Mowi ASA	3	41
Norsk Hydro ASA	9	49
Orkla ASA	6	40
SalMar ASA	—	12
Schibsted ASA - Class A	—	6
Schibsted ASA - Class B	1	8
Storebrand ASA	3	22
Telenor ASA	5	42
TOMRA Systems ASA	1	24
Var Energi ASA	4	13
Yara International ASA	1	37
		751
Israel 0.1%
Azrieli Group Ltd.	—	17
Bank Hapoalim Ltd	9	72
Bank Leumi le-Israel B.M.	10	85
Bezeq The Israel Telecommunication Corp., Limited	14	23
Elbit Systems Ltd.	—	31
Icl Group Ltd	5	42
Israel Discount Bank Limited	8	39
Mizrahi-Tefahot Bank Ltd.	1	33
Nice Ltd (a)	—	85
Playtika Holding Corp. (a) (b)	1	5
Teva Pharmaceutical Industries Ltd (a)	8	61
		493
Argentina 0.1%
MercadoLibre S.R.L (a)	—	260
New Zealand 0.1%
Auckland International Airport Limited (a)	9	36
Contact Energy Limited	5	22
Fisher & Paykel Healthcare Corporation Limited	4	42
Fletcher Building Limited	6	15
Mercury NZ Limited	4	14
Meridian Energy Limited	9	25
Ryman Healthcare Limited	3	14
Spark New Zealand Limited	14	38
		206
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	119
Autostore Holdings Ltd (a) (b) (e)	9	10
Everest Re Group, Ltd.	—	74
		203
Austria 0.1%
Andritz AG	—	21
BAWAG Group AG (e)	—	20
Erste Group Bank AG	2	44
EVN AG	—	7
OMV Aktiengesellschaft	1	35
Raiffeisen Bank International AG	1	11
Telekom Austria Aktiengesellschaft	1	5
Verbund AG	—	25
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	7
voestalpine AG	1	12
		187
Portugal 0.1%
EDP - Energias de Portugal, S.A.	20	85
EDP Renovaveis, S.A.	2	34
Galp Energia, SGPS, S.A.	3	31
Jeronimo Martins, SGPS, S.A.	2	34
		184
Poland 0.1%
Allegro.eu (a) (e)	2	10
Bank Polska Kasa Opieki - Spolka Akcyjna	1	14
Cyfrowy Polsat Spolka Akcyjna	2	6
Dino Polska Spolka Akcyjna (a) (e)	—	19
ING Bank Slaski S.A.	—	6
KGHM Polska Miedz Spolka Akcyjna	1	15
LPP Spolka Akcyjna	—	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
PGE Polska Grupa Energetyczna Spolka Akcyjna (a)	5	6
Polski Koncern Naftowy Orlen Spolka Akcyjna	3	32
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna (a)	10	10
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	24
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	17
Santander Bank Polska S.A.	—	9
		180
Luxembourg 0.0%
ArcelorMittal	4	77
Eurofins Scientific SE	1	47
RTL Group S.A.	—	8
Tenaris S.A.	3	44
		176
China 0.0%
Wuxi Biologics Cayman Inc (a) (e)	25	153
Chile 0.0%
Antofagasta PLC	2	29
Jersey 0.0%
Clarivate PLC (a)	2	22
United Arab Emirates 0.0%
Mediclinic International PLC	3	18
NMC Health PLC (d)	1	—
Mexico 0.0%
Fresnillo PLC	1	9
Total Common Stocks (cost $270,998)		313,327
PREFERRED STOCKS 0.6%
Switzerland 0.5%
Chocoladefabriken Lindt & Sprungli AG	—	68
Roche Holding AG	5	1,584
Schindler Holding AG	—	43
		1,695
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	23
Henkel AG & Co. KGaA (f)	1	73
Porsche Automobil Holding SE (f)	1	58
Sartorius Aktiengesellschaft	—	59
Volkswagen Aktiengesellschaft (f)	1	152
		365
Spain 0.0%
Grifols, S.A.	2	11
Italy 0.0%
Telecom Italia SPA	39	7
Total Preferred Stocks (cost $1,953)		2,078
SHORT TERM INVESTMENTS 3.7%
Investment Companies 2.0%
JNL Government Money Market Fund, 2.68% (c) (g)	6,304	6,304
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 2.88% (c) (g)	5,589	5,589
Total Short Term Investments (cost $11,893)		11,893
Total Investments 101.3% (cost $284,844)		327,298
Other Derivative Instruments(0.0)%		(103)
Other Assets and Liabilities, Net (1.3)%		(4,129)
Total Net Assets 100.0%		323,066

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management, Inc.	—	176	—	—	—	(30)	146	—
Apollo Global Management, Inc.	104	—	70	—	—	(34)	—	—
Athene Holding Ltd - Class A	66	—	64	—	—	(2)	—	—
Prudential Public Limited Company	309	—	—	4	—	(133)	176	0.1
The Bank of New York Mellon Corporation	280	10	—	5	—	(97)	193	0.1
	759	186	134	9	—	(296)	515	0.2

Effective January 1, 2022, Athene Holding Ltd - Class A merged with Apollo Global Management, Inc. to form Apollo Asset Management, Inc. in a tax-free reorganization. Sales Proceeds includes the cost basis of $64 and $70 of Athene Holding Ltd - Class A and Apollo Global Management, Inc. shares, respectively, that were exchanged for shares of Apollo Asset Management, Inc. that are included in Purchases.

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adevinta ASA - Class B	08/31/20	44	16	—
Adyen B.V.	02/28/19	346	259	0.1
AENA, S.M.E., S.A.	09/22/17	89	50	—
Allegro.eu	06/18/21	38	10	—
Amadeus IT Group, S.A.	09/22/17	206	145	0.1
Amundi	11/30/17	38	18	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Mellon World Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Autostore Holdings Ltd	12/17/21	34	10	—
BAWAG Group AG	04/23/21	24	20	—
Budweiser Brewing Company APAC Limited	10/15/19	48	33	—
Cellnex Telecom, S.A.	05/28/19	178	132	0.1
Convatec Group PLC	04/23/21	31	25	—
Covestro AG	09/22/17	116	35	—
Delivery Hero SE	05/31/18	96	46	—
Dino Polska Spolka Akcyjna	06/18/21	22	19	—
EQT AB	05/29/20	43	36	—
ESR Cayman Limited	11/30/20	56	45	—
Evolution AB (publ)	05/29/20	103	108	0.1
Infrastrutture Wireless Italiane S.p.A.	05/29/20	24	19	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	16	—
Orsted A/S	09/22/17	71	101	—
Pepco Group N.V.	03/22/22	7	4	—
Pirelli & C. S.p.A.	04/23/21	18	10	—
Poste Italiane SPA	09/22/17	23	24	—
Siemens Healthineers AG	06/18/21	128	96	—
Sinch AB (publ)	06/18/21	67	6	—
TE Connectivity Ltd.	09/22/17	182	243	0.1
TUI AG - Class N	04/23/21	25	7	—
WH Group Limited	09/21/17	64	39	—
Worldline	09/22/17	101	63	—
Wuxi Biologics Cayman Inc	12/17/21	272	153	0.1
Zalando SE	09/22/17	106	36	—
		2,623	1,824	0.6

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	34	December 2022	EUR	1,194	16	(65)
FTSE 100 Index	6	December 2022	GBP	436	2	(24)
S&P 500 Index	27	December 2022		5,379	(71)	(517)
S&P/ASX 200 Index	3	December 2022	AUD	514	(4)	(19)
S&P/TSX 60 Index	2	December 2022	CAD	462	—	(12)
TOPIX Index	6	December 2022	JPY	114,597	(11)	(31)
					(68)	(668)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	12/21/22	AUD	198	127	(6)
CAD/USD	BOA	12/21/22	CAD	202	146	(7)
EUR/USD	BMO	12/21/22	EUR	578	571	(11)
GBP/USD	SCB	12/21/22	GBP	155	173	(5)
JPY/USD	HSB	12/21/22	JPY	84,312	588	(6)
					1,605	(35)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	228,398	84,903	26	313,327
Preferred Stocks	2,078	—	—	2,078
Short Term Investments	11,893	—	—	11,893
	242,369	84,903	26	327,298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(668)	—	—	(668)
Open Forward Foreign Currency Contracts	—	(35)	—	(35)
	(668)	(35)	—	(703)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.7%
Financials 20.4%
American International Group, Inc.	206	9,767
Apollo Asset Management, Inc. (a)	214	9,947
Arthur J. Gallagher & Co.	138	23,547
Assurant, Inc.	113	16,388
Cboe Global Markets, Inc.	104	12,241
Cincinnati Financial Corporation	67	6,004
Comerica Incorporated	170	12,060
Discover Financial Services	86	7,816
East West Bancorp, Inc.	144	9,671
Element Fleet Management Corp.	841	9,928
Equitable Holdings, Inc.	681	17,949
Evercore Inc. - Class A	11	875
Everest Re Group, Ltd.	64	16,904
Invesco Ltd.	437	5,991
KeyCorp	761	12,195
Northern Trust Corporation	140	12,013
Prosperity Bancshares, Inc.	156	10,395
Raymond James Financial, Inc.	206	20,402
Reinsurance Group of America, Incorporated	100	12,579
Signature Bank	50	7,532
SLM Corporation	1,114	15,586
State Street Corporation	142	8,616
SVB Financial Group (b)	24	7,990
The Hanover Insurance Group, Inc.	73	9,381
The Hartford Financial Services Group, Inc.	384	23,763
TPG Inc. - Class A (c)	274	7,621
Umpqua Holdings Corporation	780	13,331
Voya Financial, Inc.	191	11,577
Willis Towers Watson Public Limited Company	82	16,468
Wintrust Financial Corporation	65	5,341
Zions Bancorporation, National Association	343	17,450
		371,328
Industrials 16.7%
Alaska Air Group, Inc. (b)	168	6,567
Builders FirstSource, Inc. (b)	102	6,028
Delta Air Lines, Inc. (b)	295	8,272
Dun & Bradstreet Holdings, Inc.	531	6,575
Eaton Corporation Public Limited Company	153	20,422
Fortune Brands Home & Security, Inc.	146	7,859
GFL Environmental Inc.	258	6,526
Howmet Aerospace Inc.	449	13,901
Ingersoll Rand Inc.	260	11,253
ITT Inc.	143	9,338
Johnson Controls International Public Limited Company	410	20,157
KBR, Inc.	496	21,456
Knight-Swift Transportation Holdings Inc. - Class A	208	10,162
L3Harris Technologies, Inc.	80	16,614
Leidos Holdings, Inc.	193	16,839
Masco Corporation	272	12,710
PACCAR Inc	189	15,851
Quanta Services, Inc.	84	10,747
Regal Beloit Corporation	143	20,124
Republic Services, Inc.	99	13,503
Sensata Technologies Holding PLC	290	10,805
Stanley Black & Decker, Inc.	129	9,724
Univar Solutions Inc. (b)	135	3,066
Westinghouse Air Brake Technologies Corporation	201	16,323
XPO Logistics, Inc. (b)	183	8,146
		302,968
Consumer Discretionary 10.1%
Aptiv PLC (b)	96	7,530
Aramark	403	12,584
Brunswick Corporation	206	13,516
Dollar Tree, Inc. (b)	115	15,626
Grand Canyon Education, Inc. (b)	63	5,195
Hyatt Hotels Corporation - Class A (b)	103	8,319
International Game Technology PLC	358	5,662
Lear Corporation	84	10,114
LKQ Corporation	480	22,625
Mattel, Inc. (b)	507	9,605
Newell Brands Inc.	721	10,008
PVH Corp.	93	4,180
Ross Stores, Inc.	131	11,034
Skechers U.S.A., Inc. - Class A (b)	354	11,215
The Wendy's Company	737	13,765
Toll Brothers, Inc.	406	17,068
Urban Outfitters, Inc. (b)	281	5,513
		183,559
Information Technology 8.9%
Amdocs Limited	230	18,238
Black Knight, Inc. (b)	135	8,737
Check Point Software Technologies Ltd (b)	59	6,653
Corning Incorporated	395	11,451
Flex Ltd. (b)	612	10,197
Global Payments Inc.	119	12,894
Marvell Technology, Inc.	324	13,887
Motorola Solutions, Inc.	61	13,657
NXP Semiconductors N.V.	101	14,856
On Semiconductor Corporation (b)	231	14,421
Seagate Technology Holdings Public Limited Company	113	5,995
TE Connectivity Ltd. (d)	110	12,124
Verint Systems Inc. (b)	149	5,002
Zebra Technologies Corporation - Class A (b)	51	13,356
		161,468
Materials 8.8%
Ashland Global Holdings Inc.	148	14,035
Avery Dennison Corporation	61	9,974
Axalta Coating Systems Ltd. (b)	549	11,554
Berry Global Group, Inc. (b)	249	11,576
Celanese Corporation - Class A	107	9,629
Corteva, Inc.	304	17,348
Crown Holdings, Inc.	137	11,101
DuPont de Nemours, Inc.	269	13,561
Eastman Chemical Company	197	14,032
Graphic Packaging Holding Company	781	15,411
International Flavors & Fragrances Inc.	80	7,258
Legacy Vulcan Corp.	72	11,429
WestRock Company	431	13,328
		160,236
Utilities 8.1%
Atmos Energy Corporation	72	7,293
CenterPoint Energy, Inc.	498	14,031
CMS Energy Corporation	264	15,395
Edison International	171	9,656
Eversource Energy	170	13,280
PG&E Corporation (b)	1,831	22,891
Pinnacle West Capital Corporation	202	13,015
Public Service Enterprise Group Incorporated	302	16,980
Sempra Energy	107	16,070
The AES Corporation	781	17,640
		146,251
Energy 7.0%
Coterra Energy Inc.	425	11,098
Devon Energy Corporation	300	18,023
Diamondback Energy, Inc.	123	14,764
Halliburton Company	324	7,982
Hess Corporation	174	19,020
Pioneer Natural Resources Company	93	20,118
Plains GP Holdings, L.P. - Class A (b)	906	9,886
Targa Resources Corp.	208	12,549
Valero Energy Corporation	120	12,824
		126,264
Health Care 6.7%
Agilent Technologies, Inc.	85	10,340
AmerisourceBergen Corporation	126	17,049
Dentsply Sirona Inc.	325	9,211
Hologic, Inc. (b)	132	8,524
Icon Public Limited Company (b)	61	11,130
Laboratory Corporation of America Holdings	59	12,026
Maravai LifeSciences Holdings, Inc. - Class A (b)	222	5,677
Organon & Co.	320	7,496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
PerkinElmer, Inc.	105	12,675
Syneos Health, Inc. - Class A (b)	103	4,871
Universal Health Services, Inc. - Class B	117	10,295
Zimmer Biomet Holdings, Inc.	124	12,943
		122,237
Real Estate 6.6%
Boston Properties, Inc.	59	4,452
Brixmor Property Group Inc.	608	11,228
Essex Property Trust, Inc.	21	5,086
Host Hotels & Resorts, Inc.	683	10,843
Jones Lang LaSalle Incorporated (b)	12	1,748
Life Storage Inc.	149	16,469
Mid-America Apartment Communities, Inc.	80	12,463
Spirit Realty Capital, Inc.	225	8,126
STAG Industrial, Inc.	174	4,947
Sun Communities, Inc.	103	13,924
VICI Properties Inc.	653	19,507
W.P. Carey Inc.	172	11,987
		120,780
Consumer Staples 3.9%
Albertsons Companies, Inc. - Class A	528	13,132
Coca-Cola Europacific Partners PLC	230	9,809
Ingredion Incorporated	153	12,326
Kellogg Company	216	15,014
Performance Food Group Company (b)	178	7,638
The J. M. Smucker Company	93	12,758
		70,677
Communication Services 1.5%
Altice USA, Inc. - Class A (b)	321	1,870
Electronic Arts Inc.	87	10,102
Liberty Broadband Corporation - Series C (b)	128	9,440
Warner Bros. Discovery, Inc. - Series A (b)	556	6,396
		27,808
Total Common Stocks (cost $1,666,718)		1,793,576
PREFERRED STOCKS 0.4%
Consumer Staples 0.4%
Henkel AG & Co. KGaA (e)	119	7,114
Total Preferred Stocks (cost $10,529)		7,114
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund, 2.68% (a) (f)	14,504	14,504
Total Short Term Investments (cost $14,504)		14,504
Total Investments 99.9% (cost $1,691,751)		1,815,194
Other Assets and Liabilities, Net 0.1%		969
Total Net Assets 100.0%		1,816,163

(a) Investment in affiliate.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/MFS Mid Cap Value Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management, Inc.	—	12,183	6,349	364	1,244	2,869	9,947	0.5
Apollo Global Management, Inc.	5,481	—	2,538	—	—	(2,943)	—	—
Athene Holding Ltd - Class A	18,485	—	9,504	—	—	(8,981)	—	—
	23,966	12,183	18,391	364	1,244	(9,055)	9,947	0.5

Effective January 1, 2022, Athene Holding Ltd – Class A merged with Apollo Global Management, Inc. to form Apollo Asset Management, Inc. in a tax-free reorganization. Sales Proceeds includes the cost basis of $9,504 and $2,538 of Athene Holding Ltd – Class A and Apollo Global Management, Inc. shares, respectively, that were exchanged for shares of Apollo Asset Management, Inc. that are included in Purchases.

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/09/17	11,002	12,124	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,793,576	—	—	1,793,576
Preferred Stocks	7,114	—	—	7,114
Short Term Investments	14,504	—	—	14,504
	1,815,194	—	—	1,815,194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 89.8%
Financials 79.6%
3i Group plc	21	257
Agronomics Limited (a)	171	24
Alaris Royalty Corp.	—	1
Apollo Asset Management, Inc. (b)	8	366
Ares Management Corporation - Class A	5	308
Arix Bioscience PLC (a)	11	13
AURELIUS Equity Opportunities SE & Co. KGaA	5	92
Blackstone Inc. - Class A	8	650
Bure Equity AB	4	73
CapMan Oyj - Class B	16	38
Creades AB (publ) - Class A	—	1
Deutsche Beteiligungs AG	2	46
EQT AB (c)	12	238
Eurazeo	2	107
GCM Grosvenor Inc. - Class A (d)	3	24
Gimv	2	79
Hamilton Lane Incorporated - Class A	1	86
Intermediate Capital Group PLC	17	179
IP Group PLC	18	12
JAFCO Group Co., Ltd. (a)	6	93
K.K.R. Co., Inc. - Class A	13	548
Kinnevik AB - Class B (a)	4	56
Molten Ventures PLC (a)	—	—
Mutares SE & Co. KGaA	2	33
ONEX Corporation	4	188
Pacific Current Group Limited	—	2
Partners Group Holding AG	1	433
Patria Investments Ltd - Class A	5	62
Ratos AB - Class B	30	101
Safeguard Scientifics, Inc. (a)	—	1
SBI Holdings, Inc.	11	192
Sievi Capital Oyj (a)	8	8
Sofina	—	54
Stepstone Group Inc. - Class A	4	97
T. Rowe Price Group, Inc.	3	318
The Carlyle Group, Inc.	6	162
Vinci Partners Investimentos Ltda - Class A	—	1
VNV Global AB (publ) (a)	—	1
Wendel	2	124
		5,068
Utilities 4.8%
Brookfield Renewable Partners L.P.	6	172
Encavis AG	7	131
		303
Industrials 4.2%
Ackermans	1	95
Investment Ab Latour - Class B	8	137
Volati AB	4	36
		268
Health Care 1.2%
Puretech Health PLC (a)	28	76
Consumer Discretionary 0.0%
BEENOS Inc.	—	2
Communication Services 0.0%
Frontier Digital Ventures Ltd (a) (d)	1	—
Total Common Stocks (cost $8,697)		5,717
INVESTMENT COMPANIES 10.2%
3I Infrastructure PLC	32	107
Augmentum Fintech PLC	1	1
Caledonia Investments PLC	2	69
Chrysalis Investments Limited	1	—
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	38	145
ICG Enterprise Trust PLC	7	80
NB Private Equity Partners Limited	1	23
Pantheon International PLC	21	57
Princess Private Equity Holding Limited	5	50
RIT Capital Partners PLC	1	18
Riverstone Energy Limited	—	—
Syncona Limited	53	96
Total Investment Companies (cost $894)		647
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 2.88% (b) (e)	20	20
Total Short Term Investments (cost $20)		20
Total Investments 100.3% (cost $9,611)		6,384
Other Assets and Liabilities, Net (0.3)%		(17)
Total Net Assets 100.0%		6,367

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of September 30, 2022.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management, Inc.	—	937	418	11	(4)	(149)	366	5.7
Apollo Global Management, Inc.	802	—	727	—	—	(75)	—	—
	802	937	1,145	11	(4)	(224)	366	5.7

Effective January 1, 2022, Apollo Global Management, Inc. was reorganized to form Apollo Asset Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $727 of Apollo Global Management, Inc. shares that were exchanged for shares of Apollo Asset Management, Inc. that are included in Purchases.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	09/17/21	483	238	3.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	2,812	2,256	—	5,068
Utilities	172	131	—	303
Industrials	—	268	—	268
Health Care	—	76	—	76
Consumer Discretionary	—	2	—	2
Investment Companies	647	—	—	647
Short Term Investments	20	—	—	20
	3,651	2,733	—	6,384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.5%
Information Technology 28.9%
Accenture Public Limited Company - Class A	9	2,230
Adobe Inc. (a)	6	1,753
ANSYS, Inc. (a)	1	260
Apple Inc.	89	12,354
Applied Materials, Inc.	12	979
Automatic Data Processing, Inc.	6	1,286
Cadence Design Systems, Inc. (a)	4	616
CDW Corp.	2	287
Cisco Systems, Inc.	56	2,259
Cognex Corporation	2	92
Dell Technologies Inc. - Class C	3	119
Flex Ltd. (a)	6	94
Global Payments Inc.	4	398
Hewlett Packard Enterprise Company	18	215
HP, Inc.	13	314
International Business Machines Corporation	12	1,458
Keysight Technologies, Inc. (a)	2	392
Lam Research Corporation	2	685
Microsoft Corporation	92	21,539
Motorola Solutions, Inc.	2	509
NVIDIA Corporation	34	4,150
Palo Alto Networks, Inc. (a)	4	668
Paychex, Inc.	4	494
Paypal Holdings, Inc. (a)	16	1,364
Roper Technologies, Inc.	1	511
Salesforce, Inc. (a)	14	1,963
Seagate Technology Holdings Public Limited Company	3	147
Synopsys, Inc. (a)	2	636
TE Connectivity Ltd. (b)	4	483
Trimble Inc. (a)	3	187
Twilio Inc. - Class A (a)	2	158
Visa Inc. - Class A	22	3,965
VMware, Inc. - Class A (a)	3	297
Western Digital Corporation (a)	4	140
Workday, Inc. - Class A (a)	3	415
Zebra Technologies Corporation - Class A (a)	1	183
		63,600
Health Care 15.4%
Agilent Technologies, Inc.	4	499
Align Technology, Inc. (a)	1	209
AmerisourceBergen Corporation	2	289
Amgen Inc.	7	1,650
Biogen Inc. (a)	2	530
BioMarin Pharmaceutical Inc. (a)	3	214
Bio-Rad Laboratories, Inc. - Class A (a)	—	117
Bio-Techne Corporation	1	150
Bristol-Myers Squibb Company	29	2,069
Bruker Corporation	1	70
Cardinal Health, Inc.	4	248
Charles River Laboratories International, Inc. (a)	1	131
Chemed Corporation	—	83
Cigna Corporation	4	1,159
CVS Health Corporation	18	1,702
Danaher Corporation	9	2,307
DaVita Inc. (a)	1	55
Dentsply Sirona Inc.	3	87
Edwards Lifesciences Corporation (a)	8	699
Elevance Health, Inc.	3	1,479
Gilead Sciences, Inc.	17	1,059
Henry Schein, Inc. (a)	2	119
Humana Inc.	2	845
IDEXX Laboratories, Inc. (a)	1	371
Illumina, Inc. (a)	2	412
IQVIA Holdings Inc (a)	3	464
Jazz Pharmaceuticals Public Limited Company (a)	1	116
Laboratory Corporation of America Holdings	1	255
McKesson Corporation	2	670
Medtronic, Inc.	18	1,464
Mettler-Toledo International Inc. (a)	—	323
PerkinElmer, Inc.	2	211
Quest Diagnostics Incorporated	2	200
Regeneron Pharmaceuticals, Inc. (a)	1	1,004
Repligen Corporation (a)	1	135
ResMed Inc.	2	435
The Cooper Companies, Inc.	1	176
Thermo Fisher Scientific Inc.	5	2,713
UnitedHealth Group Incorporated	13	6,449
Veeva Systems Inc. - Class A (a)	2	321
Vertex Pharmaceuticals Incorporated (a)	3	1,004
Waters Corporation (a)	1	227
West Pharmaceutical Services, Inc.	1	253
Zoetis Inc. - Class A	6	941
		33,914
Consumer Discretionary 11.8%
Advance Auto Parts, Inc.	1	129
Airbnb, Inc. - Class A (a)	6	580
Aptiv PLC (a)	4	287
AutoNation, Inc. (a)	—	50
AutoZone, Inc. (a)	—	574
Bath & Body Works, Inc.	3	98
Best Buy Co., Inc.	3	173
Booking Holdings Inc. (a)	1	884
BorgWarner Inc.	3	106
Bright Horizons Family Solutions, Inc. (a)	1	46
Burlington Stores, Inc. (a)	1	97
Capri Holdings Limited (a)	2	74
CarMax, Inc. (a)	2	145
Carnival Corporation (a)	14	95
Chipotle Mexican Grill, Inc. (a)	—	574
D.R. Horton, Inc.	4	295
Darden Restaurants, Inc.	2	210
Deckers Outdoor Corporation (a)	—	110
Dollar General Corporation	3	747
Dollar Tree, Inc. (a)	3	397
eBay Inc.	8	277
ETSY, Inc. (a)	2	165
Expedia Group, Inc. (a)	2	197
Five Below, Inc. (a)	1	103
Floor & Decor Holdings, Inc. - Class A (a)	2	106
GameStop Corp. - Class A (a) (c)	4	89
Gentex Corporation	3	74
Genuine Parts Company	2	285
Hasbro, Inc.	2	123
Hilton Worldwide Holdings Inc.	4	451
Kohl's Corporation	2	41
Las Vegas Sands Corp. (a)	5	171
Lear Corporation	1	98
Lennar Corporation - Class A	4	262
Lennar Corporation - Class B	—	14
Lithia Motors, Inc. - Class A	—	82
LKQ Corporation	4	166
Lowe`s Companies, Inc.	9	1,633
Lululemon Athletica Canada Inc. (a)	2	447
Macy's, Inc.	4	64
Marriott International, Inc. - Class A	4	530
McDonald's Corporation	10	2,315
MercadoLibre S.R.L (a)	1	523
Mohawk Industries, Inc. (a)	1	61
Newell Brands Inc.	5	71
Nike, Inc. - Class B	17	1,442
NVR, Inc. (a)	—	163
O'Reilly Automotive, Inc. (a)	1	610
Penske Automotive Group, Inc.	—	39
Pool Corporation	1	175
PulteGroup, Inc.	3	118
RH (a)	—	68
Ross Stores, Inc.	5	404
Royal Caribbean Cruises Ltd.	3	112
Service Corporation International	2	128
Starbucks Corporation	16	1,326
Tapestry, Inc.	3	97
Target Corporation	6	931
The Home Depot, Inc.	14	3,872

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The TJX Companies, Inc.	16	999
Tractor Supply Company	1	274
Ulta Beauty, Inc. (a)	1	280
V.F. Corporation	4	132
Whirlpool Corporation	1	106
Williams-Sonoma, Inc.	1	112
Yum! Brands, Inc.	4	412
		25,819
Financials 11.0%
Aflac Inc.	8	446
American Express Company	8	1,106
Aon Global Limited - Class A	3	773
Berkshire Hathaway Inc. - Class B (a)	25	6,579
BlackRock, Inc.	2	1,137
CME Group Inc. - Class A	5	867
Discover Financial Services	4	344
Everest Re Group, Ltd.	1	132
FactSet Research Systems Inc.	1	212
Fifth Third Bancorp	9	299
Franklin Resources, Inc.	4	84
Huntington Bancshares Incorporated	20	263
Intercontinental Exchange, Inc.	8	689
Lincoln National Corporation	2	92
Loews Corporation	3	129
MarketAxess Holdings Inc.	1	111
Marsh & Mclennan Companies, Inc.	7	1,013
MetLife, Inc.	9	546
Moody's Corporation	2	527
Morgan Stanley	18	1,437
MSCI Inc. - Class A	1	453
Nasdaq, Inc.	5	266
Principal Financial Group, Inc.	3	233
Prudential Financial, Inc.	5	432
Regions Financial Corporation	13	252
S&P Global Inc.	5	1,425
SEI Investments Company	1	70
State Street Corporation	5	303
Synchrony Financial	7	185
T. Rowe Price Group, Inc.	3	328
The Allstate Corporation	4	464
The Carlyle Group, Inc.	3	77
The Hartford Financial Services Group, Inc.	5	279
The PNC Financial Services Group, Inc.	6	840
The Travelers Companies, Inc.	3	488
Tradeweb Markets Inc. - Class A	1	83
Truist Financial Corporation	18	793
Voya Financial, Inc.	1	79
Willis Towers Watson Public Limited Company	2	306
		24,142
Industrials 7.5%
Allegion Public Limited Company	1	104
AMERCO (a)	—	72
Avis Budget Group, Inc. (a)	—	59
Booz Allen Hamilton Holding Corporation - Class A	2	157
C.H. Robinson Worldwide, Inc.	2	161
Carrier Global Corporation	11	400
Cintas Corporation	1	455
Copart, Inc. (a)	3	309
CSX Corporation	29	782
Cummins Inc.	2	395
Deere & Company	4	1,263
Delta Air Lines, Inc. (a)	9	245
Eaton Corporation Public Limited Company	5	731
Emerson Electric Co.	8	589
Expeditors International of Washington, Inc.	2	204
Fastenal Company	8	362
FedEx Corporation	3	488
Illinois Tool Works Inc.	4	697
J. B. Hunt Transport Services, Inc.	1	180
Johnson Controls International Public Limited Company	9	464
Knight-Swift Transportation Holdings Inc. - Class A	2	111
Masco Corporation	3	150
Norfolk Southern Corporation	3	679
Old Dominion Freight Line, Inc.	1	306
Owens Corning	1	101
Republic Services, Inc.	3	385
Robert Half International Inc.	2	119
Rockwell Automation, Inc.	2	341
Rollins, Inc.	3	110
Sensata Technologies Holding PLC	2	78
Tetra Tech, Inc.	1	95
The Toro Company	1	127
Trane Technologies Public Limited Company	3	457
TransUnion	3	161
Union Pacific Corporation	9	1,655
United Parcel Service, Inc. - Class B	10	1,608
United Rentals, Inc. (a)	1	258
Verisk Analytics, Inc.	2	369
Waste Management, Inc.	5	825
Watsco, Inc.	—	119
Xylem Inc.	2	216
		16,387
Consumer Staples 6.7%
Brown-Forman Corporation - Class A	1	48
Brown-Forman Corporation - Class B	2	161
Campbell Soup Company	3	134
Church & Dwight Co., Inc.	3	234
Colgate-Palmolive Company	11	803
Constellation Brands, Inc. - Class A	2	505
Costco Wholesale Corporation	6	2,856
General Mills, Inc.	8	627
Kimberly-Clark Corporation	5	523
Molson Coors Beverage Company - Class B	3	128
PepsiCo, Inc.	19	3,076
Performance Food Group Company (a)	2	81
Sysco Corporation	7	482
The Clorox Company	2	207
The Kroger Co.	9	387
The Procter & Gamble Company	33	4,119
US Foods Holding Corp. (a)	3	71
Walgreens Boots Alliance, Inc.	10	308
		14,750
Communication Services 6.4%
AMC Entertainment Holdings, Inc. - Class A (a) (c)	7	50
AT&T Inc.	98	1,501
Cable One, Inc.	—	61
Charter Communications, Inc. - Class A (a)	2	464
Comcast Corporation - Class A	60	1,757
Dish Network Corporation - Class A (a)	3	43
Electronic Arts Inc.	4	423
Fox Corporation - Class A	4	128
Fox Corporation - Class B	2	54
Liberty Broadband Corporation - Series A (a)	—	15
Liberty Broadband Corporation - Series C (a)	2	128
Liberty Media Corporation - Series A (a)	—	18
Liberty Media Corporation - Series A (a)	1	34
Liberty Media Corporation - Series C (a)	2	82
Liberty Media Corporation - Series C (a)	3	169
Lumen Technologies Inc.	13	96
Match Group, Inc. (a)	4	183
Netflix, Inc. (a)	6	1,428
News Corporation - Class A	5	81
News Corporation - Class B	2	28
Omnicom Group Inc.	3	183
Paramount Global - Class B	7	133
Pinterest, Inc. - Class A (a)	8	178
Sirius XM Holdings Inc. (c)	10	55
Snap Inc. - Class A (a)	14	139
Take-Two Interactive Software, Inc. (a)	2	229
The Interpublic Group of Companies, Inc.	5	135
The Walt Disney Company (a)	25	2,346
T-Mobile US, Inc. (a)	8	1,105
Twitter, Inc. (a)	9	408
Verizon Communications Inc.	57	2,175
Warner Bros. Discovery, Inc. - Series A (a)	30	345
		14,174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Real Estate 5.1%
Alexandria Real Estate Equities, Inc.	2	282
American Tower Corporation	6	1,356
AvalonBay Communities, Inc.	2	343
Boston Properties, Inc.	2	144
Camden Property Trust	1	177
CBRE Group, Inc. - Class A (a)	4	287
Crown Castle Inc.	6	858
Digital Realty Trust, Inc.	4	389
Duke Realty Corporation	5	259
Equinix, Inc.	1	700
Equity Residential	5	312
Essex Property Trust, Inc.	1	217
Extra Space Storage Inc.	2	320
Federal Realty Investment Trust	1	92
Healthpeak Properties, Inc.	8	172
Host Hotels & Resorts, Inc.	10	151
Iron Mountain Incorporated	4	173
Jones Lang LaSalle Incorporated (a)	1	101
Kilroy Realty Corporation	1	60
Kimco Realty Corporation	8	154
Lamar Advertising Company - Class A	1	100
Mid-America Apartment Communities, Inc.	2	240
ProLogis Inc.	10	1,029
Public Storage	2	628
Realty Income Corporation	8	481
Regency Centers Corporation	2	118
SBA Communications Corporation	1	419
Simon Property Group, Inc.	5	405
Store Capital Corporation	3	109
UDR, Inc.	4	176
Ventas, Inc.	5	218
Vornado Realty Trust	2	50
W.P. Carey Inc.	3	200
Welltower OP LLC	6	404
Weyerhaeuser Company	3	97
Zillow Group, Inc. - Class A (a)	1	16
Zillow Group, Inc. - Class C (a)	2	66
		11,303
Energy 2.7%
Baker Hughes Company - Class A	14	293
Cheniere Energy, Inc.	3	557
Devon Energy Corporation	2	122
Halliburton Company	12	302
Hess Corporation	4	414
Kinder Morgan, Inc.	27	449
Marathon Petroleum Corporation	7	676
ONEOK, Inc.	6	314
Ovintiv Canada ULC	3	158
Phillips 66	7	527
Schlumberger Limited	19	686
Targa Resources Corp.	3	187
Texas Pacific Land Corporation	—	155
The Williams Companies, Inc.	17	477
Valero Energy Corporation	5	581
		5,898
Materials 2.5%
Air Products and Chemicals, Inc.	3	696
Amcor Pty Ltd	21	226
AptarGroup, Inc.	1	86
Avery Dennison Corporation	1	179
Ball Corporation	4	199
Berry Global Group, Inc. (a)	2	77
Crown Holdings, Inc.	2	137
Eastman Chemical Company	2	123
International Flavors & Fragrances Inc.	3	314
Linde Public Limited Company	7	1,842
LyondellBasell Industries N.V. - Class A	3	259
Newmont Corporation	11	452
Packaging Corporation of America	1	145
PPG Industries, Inc.	3	358
Reliance Steel & Aluminum Co.	1	145
Royal Gold, Inc.	1	89
Sealed Air Corporation	2	85
WestRock Company	4	111
		5,523
Utilities 1.5%
Alliant Energy Corporation	3	180
AVANGRID, Inc.	1	42
CenterPoint Energy, Inc.	9	245
CMS Energy Corporation	4	227
Consolidated Edison, Inc.	5	419
DTE Energy Company	1	105
Eversource Energy	5	370
Exelon Corporation	14	513
Sempra Energy	4	647
Xcel Energy Inc.	7	475
		3,223
Total Common Stocks (cost $260,610)		218,733
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 2.88% (d) (e)	143	143
Total Short Term Investments (cost $143)		143
Total Investments 99.6% (cost $260,753)		218,876
Other Derivative Instruments(0.0)%		(13)
Other Assets and Liabilities, Net 0.4%		837
Total Net Assets 100.0%		219,700

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Morningstar U.S. Sustainability Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	676	96	607	5	(48)	(117)	—	—

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	12/05/19	578	483	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	December 2022	1,022	(13)	(121)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	218,733	—	—	218,733
Short Term Investments	143	—	—	143
	218,876	—	—	218,876
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(121)	—	—	(121)
	(121)	—	—	(121)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.0%
Information Technology 30.9%
Adobe Inc. (a)	58	15,837
Applied Materials, Inc.	120	9,846
Fortinet, Inc. (a)	219	10,759
Guidewire Software, Inc. (a)	309	19,010
Intel Corporation	284	7,307
KLA Corporation	33	9,898
Lam Research Corporation	50	18,483
Microchip Technology Incorporated	170	10,369
Microsoft Corporation	85	19,736
NVIDIA Corporation	81	9,780
Salesforce, Inc. (a)	136	19,597
ServiceNow, Inc. (a)	48	18,120
Teradyne, Inc.	246	18,475
The Western Union Company	1,419	19,161
Tyler Technologies, Inc. (a)	63	21,789
Workday, Inc. - Class A (a)	140	21,294
		249,461
Industrials 17.9%
3M Company	170	18,839
Allegion Public Limited Company	113	10,110
Emerson Electric Co.	268	19,601
Equifax Inc.	116	19,939
Honeywell International Inc.	58	9,652
Masco Corporation	433	20,196
Rockwell Automation, Inc.	54	11,681
The Boeing Company (a)	146	17,731
TransUnion	279	16,598
		144,347
Health Care 13.7%
Biogen Inc. (a)	106	28,289
Gilead Sciences, Inc.	347	21,433
Medtronic, Inc.	245	19,827
Veeva Systems Inc. - Class A (a)	121	19,980
Zimmer Biomet Holdings, Inc.	201	21,055
		110,584
Financials 11.5%
Berkshire Hathaway Inc. - Class B (a)	39	10,374
BlackRock, Inc.	34	18,832
Intercontinental Exchange, Inc.	114	10,338
MarketAxess Holdings Inc.	45	9,923
State Street Corporation	167	10,171
The Charles Schwab Corporation	173	12,446
Wells Fargo & Company	521	20,955
		93,039
Consumer Discretionary 11.0%
Amazon.com, Inc. (a)	182	20,608
ETSY, Inc. (a)	245	24,520
MercadoLibre S.R.L (a)	29	23,632
Polaris Inc.	204	19,552
		88,312
Communication Services 9.1%
Alphabet Inc. - Class A (a)	197	18,875
Comcast Corporation - Class A	587	17,227
Meta Platforms, Inc. - Class A (a)	133	18,014
The Walt Disney Company (a)	208	19,586
		73,702
Materials 3.5%
Ecolab Inc.	133	19,174
International Flavors & Fragrances Inc.	98	8,864
		28,038
Consumer Staples 1.4%
Kellogg Company	155	10,781
Total Common Stocks (cost $962,693)		798,264
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund, 2.68% (b) (c)	7,302	7,302
Total Short Term Investments (cost $7,302)		7,302
Total Investments 99.9% (cost $969,995)		805,566
Other Derivative Instruments(0.0)%		(124)
Other Assets and Liabilities, Net 0.1%		1,254
Total Net Assets 100.0%		806,696

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	48	December 2022	9,549	(124)	(905)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	798,264	—	—	798,264
Short Term Investments	7,302	—	—	7,302
	805,566	—	—	805,566
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(905)	—	—	(905)
	(905)	—	—	(905)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 61.0%
Financials 34.4%
American Express Company
3.41%, (SOFR + 0.93%), 03/04/25 (a)	7,040	7,025
Bank of America Corporation
3.44%, (SOFR + 1.10%), 04/25/25 (a)	9,995	9,923
Capital One Financial Corporation
3.53%, (3 Month USD LIBOR + 0.72%), 01/30/23 (a)	560	560
3.74%, (SOFR + 1.35%), 05/09/25 (a)	5,798	5,730
Caterpillar Financial Services Corporation
2.56%, (SOFR + 0.15%), 11/17/22 (a)	3,070	3,068
2.82%, (SOFR + 0.27%), 09/13/24 (a)	4,071	4,031
Citigroup Inc.
4.04%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	9,591	9,593
John Deere Capital Corporation
3.69%, (3 Month USD LIBOR + 0.55%), 06/07/23 (a)	460	461
2.25%, (SOFR + 0.12%), 07/10/23 (a)	2,000	1,994
2.33%, (SOFR + 0.20%), 10/11/24 (a)	3,507	3,469
JPMorgan Chase & Co.
3.48%, (SOFR + 0.58%), 06/23/25 (a)	9,680	9,472
Morgan Stanley
2.95%, (SOFR + 0.63%), 01/24/25 (a)	9,845	9,658
National Rural Utilities Cooperative Finance Corporation
2.78%, (SOFR + 0.40%), 08/07/23 (a)	1,690	1,687
2.55%, (SOFR + 0.33%), 10/18/24 (a)	6,000	5,839
Protective Life Global Funding
3.96%, (SOFR + 0.98%), 03/28/25 (a) (b)	2,375	2,356
Royal Bank of Canada
3.10%, (3 Month USD LIBOR + 0.36%), 01/17/23 (a) (c)	1,490	1,488
2.71%, (SOFR + 0.44%), 01/21/25 (a) (c)	1,940	1,902
The Bank of New York Mellon Corporation
3.86%, (3 Month USD LIBOR + 1.05%), 10/30/23 (a)	2,000	1,998
2.49%, (SOFR + 0.20%), 10/25/24 (a)	3,553	3,509
The Goldman Sachs Group, Inc.
4.64%, (3 Month USD LIBOR + 1.60%), 11/29/23 (a)	9,720	9,806
The Toronto-Dominion Bank
2.82%, (SOFR + 0.48%), 01/27/23 (a) (c)	1,781	1,778
Toyota Motor Credit Corporation
3.62%, (SOFR + 0.65%), 12/29/23 (a)	4,885	4,882
3.46%, (SOFR + 0.62%), 03/22/24 (a)	1,890	1,883
Truist Bank
2.42%, (SOFR + 0.20%), 01/17/24 (a)	3,705	3,668
Truist Financial Corporation
2.92%, (SOFR + 0.40%), 06/09/25 (a)	5,729	5,609
Wells Fargo & Company
4.04%, (3 Month USD LIBOR + 1.23%), 10/31/23 (a)	7,890	7,888
		119,277
Health Care 6.1%
AbbVie Inc.
3.63%, (3 Month USD LIBOR + 0.65%), 11/21/22 (a)	8,575	8,573
Baxter International Inc.
2.72%, (SOFR + 0.26%), 12/01/23 (a)	4,425	4,385
Roche Holdings, Inc.
3.09%, (SOFR + 0.56%), 03/10/25 (a) (b)	4,825	4,795
Thermo Fisher Scientific Inc.
2.61%, (SOFR + 0.39%), 10/18/23 (a)	3,435	3,409
		21,162
Communication Services 5.6%
AT&T Inc.
3.62%, (SOFR + 0.64%), 03/25/24 (a)	8,740	8,684
Comcast Corporation
9.46%, 11/15/22	2,336	2,351
Verizon Communications Inc.
3.34%, (SOFR + 0.50%), 03/22/24 (a)	8,285	8,214
		19,249
Utilities 5.2%
Duke Energy Corporation
2.78%, (SOFR + 0.25%), 06/10/23 (a)	4,546	4,520
Florida Power & Light Company
2.64%, (SOFR + 0.25%), 05/10/23 (a)	3,242	3,231
NextEra Energy Capital Holdings, Inc.
2.78%, (SOFR + 0.40%), 11/03/23 (a)	5,914	5,857
PPL Electric Utilities Corporation
3.31%, (SOFR + 0.33%), 06/24/24 (a)	445	440
Southern California Edison Company
2.94%, (SOFR + 0.47%), 12/02/22 (a)	3,915	3,901
		17,949
Consumer Discretionary 3.9%
Magallanes, Inc.
4.39%, (SOFR + 1.78%), 03/15/24 (a) (b)	3,140	3,132
Starbucks Corporation
2.82%, (SOFR + 0.42%), 02/14/24 (a)	5,625	5,592
Volkswagen Group of America, Inc.
3.43%, (SOFR + 0.95%), 06/07/24 (a) (b)	4,935	4,922
		13,646
Real Estate 1.7%
Simon Property Group, L.P.
2.60%, (SOFR + 0.43%), 01/11/24 (a)	5,901	5,851
Industrials 1.5%
General Electric Capital Corporation
4.29%, (3 Month USD LIBOR + 1.00%), 03/15/23 (a)	4,390	4,356
Siemens Financieringsmaatschappij N.V.
2.96%, (SOFR + 0.43%), 03/11/24 (a) (b)	910	903
		5,259
Energy 1.4%
Enbridge Inc.
2.81%, (SOFR + 0.40%), 02/17/23 (a)	3,180	3,174
3.03%, (SOFR + 0.63%), 02/16/24 (a)	1,560	1,543
		4,717
Information Technology 0.7%
Analog Devices, Inc.
2.35%, (SOFR + 0.25%), 10/01/24 (a)	2,655	2,607
Consumer Staples 0.5%
GSK Consumer Healthcare Capital US LLC
3.87%, (SOFR + 0.89%), 03/24/24 (a) (b)	1,855	1,849
Total Corporate Bonds And Notes (cost $212,465)		211,566
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.6%
Ally Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.67%, 11/15/23	2,500	2,474
BMW Vehicle Owner Trust 2022-A
Series 2022-A2A-A, REMIC, 2.52%, 10/25/23	1,687	1,672
Canadian Pacer Auto Receivables Trust 2021-1
Series 2021-A2A-1A, 0.24%, 10/19/23	182	182
Capital One Multi-Asset Execution Trust
Series 2017-A5-A5, 3.40%, (1 Month USD LIBOR + 0.58%), 09/16/24 (a)	5,000	4,998
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.71%, 06/16/25	3,290	3,250
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	1,324	1,262
Citibank Credit Card Issuance Trust
Series 2017-A5-A5, 3.67%, (1 Month USD LIBOR + 0.62%), 04/22/24 (a)	4,000	3,999
DLLST 2022-1 LLC
Series 2022-A2-1A, 2.79%, 01/22/24	1,644	1,627
Ford Credit Auto Lease Trust 2022-A
Series 2022-A2A-A, 2.78%, 10/15/24	3,799	3,768
Ford Credit Auto Owner Trust 2022-B
Series 2022-A2A-B, 3.44%, 02/15/25	7,235	7,182
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A2-2, REMIC, 2.93%, 10/21/24	1,982	1,962

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A2-2, 2.52%, 05/16/25	145	143
GM Financial Consumer Automobile Receivables Trust 2022-3
Series 2022-A2A-3, REMIC, 3.50%, 09/16/25	7,204	7,143
GreatAmerica Financial Services Corporation
Series 2021-A2-2, 0.38%, 09/15/23	267	261
HPEFS Equipment Trust 2022-1
Series 2022-A2-1A, 1.02%, 09/20/23	825	809
Hyundai Auto Lease Securitization Trust 2022-B
Series 2022-A2A-B, REMIC, 3.41%, 12/15/23	1,328	1,312
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A2A-C, 4.34%, 04/15/24	2,867	2,859
Hyundai Auto Receivables Trust 2021-C
Series 2021-A2A-C, 0.36%, 06/15/23	961	950
Nissan Auto Lease Trust 2022-A
Series 2022-A2A-A, REMIC, 3.45%, 11/15/23	2,770	2,742
Nissan Auto Receivables 2022-B Owner Trust
Series 2022-A2-B, 4.50%, 05/15/24	1,532	1,531
Santander Retail Auto Lease Trust 2022-A
Series 2022-A2-A, 0.97%, 02/20/24	1,272	1,248
Trillium Credit Card Trust II
Series 2021-A-2A, 2.50%, (SOFR 30-Day Average + 0.22%), 10/26/23 (a)	1,600	1,598
Verizon Owner Trust 2019-C
Series 2019-A1B-C, 3.41%, (1 Month USD LIBOR + 0.42%), 11/21/22 (a)	51	51
Verizon Owner Trust 2020-A
Series 2020-A1A-A, 1.85%, 07/20/24	1,628	1,619
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,045	2,006
Volkswagen Auto Lease Trust 2022-A
Series 2022-A2-A, 3.02%, 01/20/24	6,260	6,192
World Omni Auto Receivables Trust 2020-C
Series 2020-A3-C, 0.48%, 11/17/25	2,020	1,975
World Omni Auto Receivables Trust 2022-B
Series 2022-A2A-B, 2.77%, 10/15/25	3,300	3,272
Total Non-U.S. Government Agency Asset-Backed Securities (cost $68,615)		68,087
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
U.S. Government Agency Obligations 0.6%
Federal Home Loan Mortgage Corporation
0.38%, 04/20/23 (d)	900	882
Federal National Mortgage Association, Inc.
2.00%, 10/05/22 (d)	1,110	1,110
Total Government And Agency Obligations (cost $2,009)		1,992
SHORT TERM INVESTMENTS 9.9%
U.S. Treasury Bill 5.5%
Treasury, United States Department of
1.73%, 10/04/22 (e)	19,000	18,999
Investment Companies 4.4%
JNL Government Money Market Fund, 2.68% (f) (g)	15,155	15,155
Total Short Term Investments (cost $34,152)		34,154
Total Investments 91.1% (cost $317,241)		315,799
Other Derivative Instruments(3.4)%		(11,861)
Other Assets and Liabilities, Net 12.3%		42,609
Total Net Assets 100.0%		346,547

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $17,957 and 5.2% of the Fund.

(c) Convertible security.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	169	December 2022	10,104	(967)	(974)
Brent Crude	292	December 2022	25,058	(561)	(1,117)
Cattle Feeder	38	March 2023	3,540	(46)	(157)
Cocoa	144	December 2022	3,379	39	11
Coffee C	56	March 2023	4,441	(90)	22
Copper	271	March 2023	23,919	(61)	(925)
Corn	901	December 2022	26,027	360	4,494
Cotton No. 2	195	March 2023	9,700	70	(1,563)
Crude Oil, WTI	265	February 2023	21,387	(442)	(1,080)
Gasoline, RBOB	295	January 2023	29,840	(446)	(2,128)
Gold, 100 Oz.	306	December 2022	54,571	104	(3,408)
KC HRW Wheat	206	March 2023	9,309	216	839
Lead	62	December 2022	3,066	(36)	(106)
Lean Hogs	261	February 2023	9,557	37	(1,265)
Live Cattle	77	March 2023	4,773	(22)	(133)
Low Sulfur Gasoil	208	February 2023	19,108	(348)	(965)
Natural Gas	112	January 2023	9,109	(82)	(993)
New York Harbor ULSD	194	December 2022	27,643	(653)	(2,164)
Nickel	60	December 2022	7,880	(258)	(286)
Palladium	11	December 2022	2,487	(32)	(86)
Platinum	101	January 2023	4,361	(5)	(23)
Silver	120	December 2022	12,420	196	(997)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Soybean	162	November 2022	12,416	(373)	(1,361)
Soybean Meal	414	December 2022	16,577	(174)	107
Soybean Oil	234	December 2022	10,361	(323)	(1,718)
Sugar No. 11	317	May 2023	6,399	(32)	(122)
Wheat	158	March 2023	6,789	190	574
Zinc	234	December 2022	17,574	(35)	(123)
				(3,774)	(15,647)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	211,566	—	211,566
Non-U.S. Government Agency Asset-Backed Securities	—	68,087	—	68,087
Government And Agency Obligations	—	1,992	—	1,992
Short Term Investments	15,155	18,999	—	34,154
	15,155	300,644	—	315,799
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,047	—	—	6,047
	6,047	—	—	6,047
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(21,694)	—	—	(21,694)
	(21,694)	—	—	(21,694)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 37.2%
U.S. Government Agency Obligations 37.2%
Federal Farm Credit Banks Funding Corporation
1.60%, 08/14/23 (a)	1,600	1,563
Federal Home Loan Bank of Pittsburgh
3.38%, 09/01/23 (a)	1,600	1,587
Federal Home Loan Mortgage Corporation
0.38%, 05/05/23 (a)	500	489
0.25%, 08/24/23 (a)	910	878
Federal National Mortgage Association, Inc.
2.00%, 10/05/22 (a)	900	900
Total Government And Agency Obligations (cost $5,444)		5,417
CORPORATE BONDS AND NOTES 29.9%
Financials 14.5%
American Express Company
2.61%, (SOFR + 0.23%), 11/03/23 (b)	55	55
3.41%, (SOFR + 0.93%), 03/04/25 (b)	205	204
Bank of America Corporation
3.44%, (SOFR + 1.10%), 04/25/25 (b)	320	318
Caterpillar Financial Services Corporation
2.65%, (SOFR + 0.25%), 05/17/24 (b)	175	174
JPMorgan Chase & Co.
3.48%, (SOFR + 0.58%), 06/23/25 (b)	325	318
Morgan Stanley
2.95%, (SOFR + 0.63%), 01/24/25 (b)	325	319
The Goldman Sachs Group, Inc.
4.64%, (3 Month USD LIBOR + 1.60%), 11/29/23 (b)	315	318
Toyota Motor Credit Corporation
3.46%, (SOFR + 0.62%), 03/22/24 (b)	400	399
		2,105
Communication Services 4.7%
AT&T Inc.
3.62%, (SOFR + 0.64%), 03/25/24 (b)	345	343
Comcast Corporation
9.46%, 11/15/22	170	171
Verizon Communications Inc.
3.34%, (SOFR + 0.50%), 03/22/24 (b)	170	168
		682
Health Care 2.5%
Roche Holdings, Inc.
3.09%, (SOFR + 0.56%), 03/10/25 (b) (c)	200	199
Thermo Fisher Scientific Inc.
2.61%, (SOFR + 0.39%), 10/18/23 (b)	170	169
		368
Information Technology 2.2%
Analog Devices, Inc.
2.35%, (SOFR + 0.25%), 10/01/24 (b)	325	319
Consumer Discretionary 1.8%
Volkswagen Group of America, Inc.
3.43%, (SOFR + 0.95%), 06/07/24 (b) (c)	260	259
Energy 1.8%
Enbridge Inc.
3.03%, (SOFR + 0.63%), 02/16/24 (b)	260	257
Real Estate 1.1%
Simon Property Group, L.P.
2.60%, (SOFR + 0.43%), 01/11/24 (b)	170	169
Industrials 0.8%
General Electric Capital Corporation
4.29%, (3 Month USD LIBOR + 1.00%), 03/15/23 (b)	120	119
Utilities 0.5%
Florida Power & Light Company
2.64%, (SOFR + 0.25%), 05/10/23 (b)	75	75
Total Corporate Bonds And Notes (cost $4,379)		4,353
SHORT TERM INVESTMENTS 25.1%
U.S. Treasury Bill 12.9%
Treasury, United States Department of
1.89%, 10/20/22 (d)	205	205
2.42%, 12/22/22 (d)	85	84
3.14%, 01/03/23 (d)	1,600	1,587
		1,876
Investment Companies 12.2%
JNL Government Money Market Fund, 2.68% (e) (f)	1,771	1,771
Total Short Term Investments (cost $3,646)		3,647
Total Investments 92.2% (cost $13,469)		13,417
Other Derivative Instruments0.2%		28
Other Assets and Liabilities, Net 7.6%		1,103
Total Net Assets 100.0%		14,548

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $458 and 3.1% of the Fund.

(d) The coupon rate represents the yield to maturity.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Bitcoin	4	October 2022	379	1	9
Gold, 100 Oz.	79	December 2022	14,044	27	(835)
Palladium	2	December 2022	452	(6)	(16)
Platinum	8	January 2023	346	—	(2)
Silver	4	December 2022	401	6	(20)
				28	(864)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Government And Agency Obligations	—	5,417	—	5,417
Corporate Bonds And Notes	—	4,353	—	4,353
Short Term Investments	1,771	1,876	—	3,647
	1,771	11,646	—	13,417
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(873)	—	—	(873)
	(873)	—	—	(873)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 52.6%
Financials 13.0%
1MDB Global Investments Limited
4.40%, 03/09/23 (a)	1,000	956
ABN AMRO Bank N.V.
3.32%, 03/13/37 (b) (c)	1,400	1,002
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,373
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	1,305	1,131
Ally Financial Inc.
4.70%, (100, 05/15/26) (d)	830	629
5.75%, 11/20/25	270	264
American Express Company
3.55%, (100, 09/15/26) (d)	540	415
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	820	686
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	1,385	1,285
5.63%, 01/15/29 (c)	1,070	836
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (b) (d)	200	173
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (d)	550	475
Banco Santander, S.A.
7.50%, (100, 02/08/24) (a) (b) (d)	800	744
5.15%, 08/18/25 (b)	2,000	1,945
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	287	237
4.38%, (100, 01/27/27) (d)	920	745
5.13%, (100, 06/20/24) (d)	56	53
5.88%, (100, 03/15/28) (d)	330	283
6.13%, (100, 04/27/27) (d)	820	775
6.25%, (100, 09/05/24) (d)	467	452
1.84%, 02/04/25	2,680	2,548
4.95%, 07/22/28	1,440	1,385
5.02%, 07/22/33	1,990	1,851
2.48%, 09/21/36	2,775	2,008
Barclays PLC
4.38%, (100, 03/15/28) (b) (d)	2,065	1,280
8.00%, (100, 03/15/29) (b) (d)	390	346
5.50%, 08/09/28 (b)	1,455	1,365
BNP Paribas
4.50%, (100, 02/25/30) (b) (c) (d)	450	307
4.63%, (100, 01/12/27) (c) (d)	1,540	1,090
7.38%, (100, 08/19/25) (b) (c) (d)	342	324
BPCE
3.65%, 01/14/37 (c)	1,550	1,150
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,405	1,114
Citigroup Inc.
3.88%, (100, 02/18/26) (d)	225	186
4.00%, (100, 12/10/25) (d)	220	186
4.15%, (100, 11/15/26) (d)	935	747
4.70%, (100, 01/30/25) (d)	305	245
5.00%, (100, 09/12/24) (d)	403	361
3.29%, 03/17/26	1,550	1,463
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	215	174
6.00%, (100, 07/06/23) (d)	275	253
6.38%, (100, 04/06/24) (d)	368	340
COMMERZBANK Aktiengesellschaft
7.00%, (100, 04/09/25) (a) (d)	400	344
Corebridge Financial, Inc.
4.35%, 04/05/42 (c)	835	648
Credit Suisse Group AG
5.10%, (100, 01/24/30) (c) (d)	265	163
5.25%, (100, 02/11/27) (c) (d)	950	670
6.38%, (100, 08/21/26) (c) (d)	307	225
9.75%, (100, 06/23/27) (c) (d)	970	954
3.09%, 05/14/32 (c)	1,860	1,308
Discover Financial Services
5.50%, (100, 10/30/27) (d)	1,326	1,087
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (a) (d)	575	554
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (a)	165	162
4.25%, 06/01/28, GBP (a)	480	399
Fifth Third Bancorp
5.10%, (100, 06/30/23) (d)	547	496
Ford Motor Credit Company LLC
5.13%, 06/16/25	235	222
3.38%, 11/13/25	245	217
5.11%, 05/03/29	495	431
4.00%, 11/13/30	320	250
3.63%, 06/17/31	145	108
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (c) (e) (f)	3,344	2,516
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	283
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	390	359
HSBC Holdings PLC
4.00%, (100, 03/09/26) (b) (d) (g)	450	356
4.70%, (100, 03/09/31) (b) (d) (g)	410	290
5.40%, 08/11/33	1,315	1,164
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (d)	475	447
5.70%, (100, 04/15/23) (d)	504	461
ING Groep N.V.
3.88%, (100, 05/16/27) (b) (d)	1,460	949
5.75%, (100, 11/16/26) (b) (d)	846	728
6.50%, (100, 04/16/25) (b) (d)	245	219
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (d)	200	163
4.60%, (100, 02/01/25) (d)	552	480
4.63%, (100, 11/01/22) (d)	459	433
1.56%, 12/10/25	2,065	1,895
4.85%, 07/25/28	1,440	1,382
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	544
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (d)	863	792
M&T Bank Corporation
3.50%, (100, 09/01/26) (d)	1,095	813
Morgan Stanley
2.48%, 09/16/36	2,775	1,994
MSCI Inc.
3.63%, 09/01/30 - 11/01/31 (c)	335	275
3.25%, 08/15/33 (c)	175	135
NatWest Group PLC
4.60%, (100, 06/28/31) (b) (d)	935	584
6.00%, (100, 12/29/25) (b) (d)	595	519
3.03%, 11/28/35 (b)	3,060	2,174
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (c) (d)	1,015	668
Onemain Finance Corporation
6.88%, 03/15/25	905	851
7.13%, 03/15/26	1,680	1,526
3.50%, 01/15/27	855	668
3.88%, 09/15/28	170	125
4.00%, 09/15/30	330	231
Royal Bank of Canada
3.38%, 04/14/25 (b)	1,025	984
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (a) (b) (d)	800	720
Societe Generale
4.75%, (100, 05/26/26) (b) (c) (d)	330	246
Standard Chartered PLC
4.30%, (100, 08/19/28) (b) (c) (d)	1,180	761
Starwood Property Trust, Inc.
5.50%, 11/01/23 (c)	720	708
3.75%, 12/31/24 (c)	235	214
4.75%, 03/15/25	1,115	1,014
SVB Financial Group
4.25%, (100, 11/15/26) (d)	1,560	1,153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Bank of New York Mellon Corporation
3.70%, (100, 03/20/26) (d)	143	127
3.75%, (100, 12/20/26) (d)	1,935	1,495
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	1,617	1,215
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (d)	420	324
3.80%, (100, 05/10/26) (d)	200	155
4.13%, (100, 11/10/26) (d)	770	612
4.95%, (100, 02/10/25) (d)	225	204
5.50%, (100, 08/10/24) (d)	156	150
1.76%, 01/24/25	2,680	2,547
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	1,555	1,167
5.00%, (100, 11/01/26) (d)	90	79
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,180	1,057
6.39%, (3 Month USD LIBOR + 3.10%), (100, 12/15/22) (d) (h)	308	295
U.S. Bancorp
3.70%, (100, 01/15/27) (d)	1,480	1,115
UBS Group AG
4.38%, (100, 02/10/31) (c) (d)	200	131
4.88%, (100, 02/12/27) (c) (d)	445	346
4.70%, 08/05/27 (b) (c)	1,470	1,393
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (a) (b) (d)	1,066	993
UniCredit S.p.A.
8.00%, (100, 06/03/24) (a) (b) (d) (g)	200	175
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (c)	440	386
Wells Fargo & Company
3.90%, (100, 03/15/26) (d)	810	693
5.90%, (100, 06/15/24) (d)	384	351
Westpac Banking Corporation
3.02%, 11/18/36	1,515	1,115
		87,369
Communication Services 8.4%
Altice Financing S.A.
4.25%, 08/15/29, EUR (a)	700	532
Altice France
6.00%, 02/15/28 (c) (g)	2,735	1,754
4.13%, 01/15/29, EUR (a)	730	545
Altice France Holding S.A.
8.00%, 05/15/27, EUR (a)	200	149
5.50%, 01/15/28 (c)	700	554
4.00%, 02/15/28, EUR (a)	100	60
AMC Networks, Inc.
4.25%, 02/15/29	335	252
AT&T Inc.
4.50%, 03/09/48	2,299	1,825
3.65%, 06/01/51	715	487
3.50%, 09/15/53	2,150	1,436
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	212
Cable One, Inc.
4.00%, 11/15/30 (c)	140	109
Cars.com Inc.
6.38%, 11/01/28 (c)	490	419
CCO Holdings, LLC
5.00%, 02/01/28 (c)	385	336
4.75%, 03/01/30 (c)	825	668
4.50%, 08/15/30 (c)	905	716
4.25%, 02/01/31 (c)	760	588
4.75%, 02/01/32 (c)	1,105	862
4.50%, 05/01/32	175	133
4.50%, 06/01/33 (c)	180	134
4.25%, 01/15/34 (c)	335	242
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	1,370
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	128	108
Comcast Corporation
2.94%, 11/01/56	4,370	2,600
Commscope Technologies LLC
5.00%, 03/15/27 (c)	280	211
Commscope, Inc.
7.13%, 07/01/28 (c) (g)	1,150	890
4.75%, 09/01/29 (c)	600	489
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	515	359
6.50%, 10/01/28 (c)	480	359
CSC Holdings, LLC
7.50%, 04/01/28 (c)	200	163
5.75%, 01/15/30 (c)	3,000	2,133
4.63%, 12/01/30 (c)	955	649
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (c)	194	164
DISH DBS Corporation
7.75%, 07/01/26	510	391
7.38%, 07/01/28	750	505
5.13%, 06/01/29	665	391
Dish Network Corporation
2.38%, 03/15/24 (b)	740	659
3.38%, 08/15/26 (b)	350	240
DKT Finance ApS
7.00%, 06/17/23, EUR (a)	140	134
Eircom Limited
3.50%, 05/15/26, EUR (a)	290	250
Frontier Communications Holdings, LLC
5.88%, 11/01/29	880	688
6.00%, 01/15/30 (c) (g)	415	326
8.75%, 05/15/30 (c)	320	321
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	455	408
5.00%, 05/01/28 (c)	355	305
6.75%, 05/01/29 (c)	525	433
iHeartCommunications, Inc.
6.38%, 05/01/26	285	264
Iliad Holding
5.63%, 10/15/28, EUR (a)	393	330
7.00%, 10/15/28 (c)	305	262
Lamar Media Corp.
3.63%, 01/15/31	140	111
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	805	670
3.63%, 01/15/29 (c)	535	396
3.75%, 07/15/29 (c)	150	110
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	335	324
5.63%, 03/15/26 (c)	730	696
6.50%, 05/15/27 (c)	1,070	1,032
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (a)	1,025	875
4.00%, 09/18/27, EUR (c)	200	171
Lumen Technologies Inc.
7.50%, 04/01/24	685	706
5.38%, 06/15/29 (c)	560	416
Match Group Holdings II, LLC
3.63%, 10/01/31 (c)	145	109
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	330	276
8.00%, 08/01/29 (c)	420	345
Netflix, Inc.
5.88%, 11/15/28	105	102
6.38%, 05/15/29	100	100
Northwest Fiber, LLC
4.75%, 04/30/27 (c)	770	672
6.00%, 02/15/28 (c) (g)	790	616
Outfront Media Capital Corporation
5.00%, 08/15/27 (c)	92	80
Oztel Holdings SPC Limited
6.63%, 04/24/28 (c) (g)	720	693
Paramount Global
4.20%, 05/19/32	1,825	1,478
6.38%, 03/30/62	2,130	1,846
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (a)	230	201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	445	365
Rogers Communications Inc.
3.80%, 03/15/32 (c)	740	638
4.55%, 03/15/52 (c)	2,060	1,650
SES
5.63%, (100, 01/29/24), EUR (a) (d)	100	94
Sirius XM Radio Inc.
3.13%, 09/01/26 (c)	765	672
5.00%, 08/01/27 (c)	110	101
5.50%, 07/01/29 (c)	1,495	1,347
4.13%, 07/01/30 (c)	1,865	1,521
3.88%, 09/01/31 (c)	315	245
Sprint Capital Corporation
8.75%, 03/15/32	140	162
Sprint Corporation
7.63%, 02/15/25	50	51
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	485	400
Telecom Italia SPA
5.30%, 05/30/24 (c)	470	444
T-Mobile USA, Inc.
2.25%, 02/15/26	770	690
3.38%, 04/15/29	335	289
4.50%, 04/15/50	1,270	1,019
3.40%, 10/15/52	2,365	1,563
United Group B.V.
4.00%, 11/15/27, EUR (a)	335	231
3.63%, 02/15/28, EUR (a) (g)	180	122
Verizon Communications Inc.
2.36%, 03/15/32	2,255	1,739
2.99%, 10/30/56	1,370	813
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	205	153
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	715	615
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (a)	585	485
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (c)	635	512
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (c)	435	306
Ziff Davis, Inc.
4.63%, 10/15/30 (c)	305	250
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (a)	419	284
		56,201
Energy 7.1%
Antero Midstream Partners LP
5.75%, 01/15/28 (c)	1,310	1,196
5.38%, 06/15/29 (c)	370	326
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	850	820
8.25%, 12/31/28 (c)	295	287
5.88%, 06/30/29 (c)	520	464
Bip-V Chinook
5.50%, 06/15/31 (c)	1,290	1,092
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (d)	2,835	2,448
Buckeye Partners, L.P.
5.85%, 11/15/43	180	136
5.60%, 10/15/44	725	529
Callon Petroleum Company
8.00%, 08/01/28 (c)	190	175
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	555	490
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	1,672	1,547
5.88%, 01/15/30 (c)	1,000	871
CrownRock, L.P.
5.63%, 10/15/25 (c)	190	182
DCP Midstream Operating, LP
5.60%, 04/01/44	275	246
DCP Midstream, LP
5.85%, 05/21/43 (c)	475	457
DT Midstream, Inc.
4.13%, 06/15/29 (c)	1,050	887
Ecopetrol S.A.
5.88%, 05/28/45	345	209
Enbridge Inc.
2.50%, 02/14/25	1,370	1,288
Energy Transfer LP
6.63%, (100, 02/15/28) (d)	3,465	2,567
7.13%, (100, 05/15/30) (d)	4,615	3,826
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	1,443
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	206	191
7.50%, 06/01/27 - 06/01/30 (c)	330	314
6.50%, 07/01/27 (c)	405	376
5.50%, 07/15/28	1,415	1,212
4.50%, 01/15/29 (c)	235	191
4.75%, 01/15/31 (c)	280	222
EQT Corporation
5.70%, 04/01/28	750	737
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	111
Genesis Energy, L.P.
6.50%, 10/01/25	330	299
6.25%, 05/15/26	605	526
8.00%, 01/15/27	155	136
7.75%, 02/01/28	490	424
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	1,230	1,151
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	125	115
5.75%, 02/01/29 (c)	250	221
6.00%, 02/01/31 (c)	276	241
ITT Holdings LLC
6.50%, 08/01/29 (c)	645	502
Kinder Morgan, Inc.
5.55%, 06/01/45	2,025	1,762
Kinetik Holdings LP
5.88%, 06/15/30 (c)	350	320
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	425	342
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	265
MV24 Capital B.V.
6.75%, 06/01/34 (c)	196	166
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	325	300
National company KazMunayGaz JSC
5.75%, 04/19/47 (c)	375	247
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	705	668
6.50%, 09/30/26 (c)	1,350	1,247
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (c)	180	169
NuStar Logistics, L.P.
5.75%, 10/01/25	700	648
Occidental Petroleum Corporation
5.88%, 09/01/25	680	682
5.50%, 12/01/25	455	455
5.55%, 03/15/26	180	180
6.13%, 01/01/31 (g)	230	227
PDC Energy, Inc.
5.75%, 05/15/26	350	324
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (a) (i) (j) (k)	6,339	151
Petroleos Mexicanos
6.35%, 02/12/48	505	271
7.69%, 01/23/50	1,250	764
Plains All American Pipeline, L.P.
3.55%, 12/15/29	1,165	970
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (a) (d)	130	105
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	200	175
Southwestern Energy Company
5.38%, 03/15/30	310	279
4.75%, 02/01/32	1,055	887
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	156
8.50%, 10/15/26 (c)	160	150
Sunnova Energy Corporation
5.88%, 09/01/26 (c) (g)	1,255	1,122
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	1,055	1,042
6.00%, 03/01/27 (c)	835	758
5.50%, 01/15/28 (c)	1,375	1,176
6.00%, 12/31/30 - 09/01/31 (c)	2,270	1,925
Targa Resource Corporation
6.50%, 07/15/27	45	45
5.00%, 01/15/28	50	46
6.88%, 01/15/29	45	44
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	305	253
Western Midstream Operating, LP
4.30%, 02/01/30 (e) (l)	500	426
WPX Energy, Inc.
5.25%, 09/15/24	115	112
		47,554
Consumer Discretionary 5.6%
Accor
2.63%, (100, 01/30/25), EUR (a) (d)	300	226
Adient Global Holdings Ltd
3.50%, 08/15/24, EUR (a)	300	271
AFFLELOU
4.25%, 05/19/26, EUR (a)	175	150
Allwyn International a.s.
3.88%, 02/15/27, EUR (a)	245	204
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (a)	277	248
Aramark Services, Inc.
5.00%, 04/01/25 (c)	725	695
5.00%, 02/01/28 (c)	980	866
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (c)	145	116
5.00%, 02/15/32 (c)	420	325
Banijay Entertainment
5.38%, 03/01/25 (c)	240	225
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (g)	750	575
Carnival Corporation
7.63%, 03/01/26 (c)	1,015	771
5.75%, 03/01/27 (c)	350	245
9.88%, 08/01/27 (c)	1,280	1,254
4.00%, 08/01/28 (c)	165	133
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (c)	720	660
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	330	306
Cirsa Finance International
4.75%, 05/22/25, EUR (a)	389	339
Clarios Global LP
6.75%, 05/15/25 (c)	160	157
4.38%, 05/15/26, EUR (a)	455	393
Discovery Communications, LLC
4.65%, 05/15/50	1,775	1,217
Dufry One B.V.
2.00%, 02/15/27, EUR (a)	230	171
3.38%, 04/15/28, EUR (a)	755	570
EG Global Finance PLC
4.38%, 02/07/25, EUR (a)	255	215
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	555	535
8.13%, 07/01/27 (c) (g)	1,060	1,014
Faurecia
2.38%, 06/15/27, EUR (a)	150	107
3.75%, 06/15/28, EUR (a)	100	74
Ford Motor Company
9.63%, 04/22/30	465	516
3.25%, 02/12/32	185	133
4.75%, 01/15/43	180	119
5.29%, 12/08/46	1,695	1,202
General Motors Company
5.15%, 04/01/38	1,775	1,440
General Motors Financial Company, Inc.
3.80%, 04/07/25	1,685	1,605
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (c)	145	111
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (a) (f)	200	150
International Game Technology PLC
4.13%, 04/15/26 (c)	765	699
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	695	643
4.50%, 01/15/26 - 07/15/28, EUR (a)	640	427
KB Home
4.00%, 06/15/31	140	103
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	1,030	767
Lowe`s Companies, Inc.
4.45%, 04/01/62	1,085	813
Magallanes, Inc.
5.14%, 03/15/52 (c)	2,070	1,504
Magnum Management Corporation
5.38%, 04/15/27	165	153
5.25%, 07/15/29	610	524
Maison Finco PLC
6.00%, 10/31/27, GBP (a)	104	85
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (a)	169	112
MCE Finance Limited
5.63%, 07/17/27 (c)	595	405
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (a) (g)	120	94
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	610	518
5.88%, 03/15/26 - 02/15/27 (c)	510	411
Next Group PLC
3.63%, 05/18/28, GBP (a)	300	269
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (a)	130	101
Pinnacle Bidco PLC
6.38%, 02/15/25, GBP (a)	295	280
Playtech PLC
4.25%, 03/07/26, EUR (a)	230	204
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (c)	805	634
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (c)	2,275	1,646
Schaeffler AG
3.38%, 10/12/28, EUR (a)	300	239
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c) (g)	460	383
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (c)	740	602
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	280	267
5.50%, 04/15/27 (c) (g)	335	296
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (c)	170	158
5.75%, 01/15/28 (c)	215	189
Tendam Brands Sa.
5.52%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (a) (h)	130	120
The Gap, Inc.
3.63%, 10/01/29 (c)	255	167
3.88%, 10/01/31 (c)	300	192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29 (g)	1,590	1,358
Toll Brothers Finance Corp.
4.35%, 02/15/28	160	140
TRI Pointe Holdings, Inc.
5.88%, 06/15/24	20	20
White Cap Parent, LLC
8.25%, 03/15/26 (c) (f)	485	413
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	605	532
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	2,803	2,623
5.25%, 05/15/27 (c) (g)	1,395	1,229
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	331
Yum! Brands, Inc.
3.63%, 03/15/31	170	135
ZF Europe Finance B.V.
3.00%, 10/23/29, EUR (a)	600	422
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (a)	100	76
		37,622
Industrials 3.5%
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	510	465
American Airlines Group Inc.
3.75%, 03/01/25 (c)	25	20
American Airlines, Inc.
11.75%, 07/15/25 (c)	1,265	1,322
5.75%, 04/20/29 (c)	780	681
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (c)	370	350
4.00%, 09/01/29 (c)	30	22
Ardagh Packaging Finance Public Limited Company
4.75%, 07/15/27, GBP (a)	185	135
5.25%, 08/15/27 (c)	315	196
ASGN Incorporated
4.63%, 05/15/28 (c)	805	699
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c) (g)	735	674
Builders FirstSource, Inc.
4.25%, 02/01/32 (c)	175	134
CMA CGM
7.50%, 01/15/26, EUR (a)	170	169
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	475	393
6.13%, 01/15/29 (c)	665	375
Delta Air Lines, Inc.
3.75%, 10/28/29 (g)	170	133
FXI Holdings, Inc.
7.88%, 11/01/24 (c)	800	632
Garda World Security Corporation
4.63%, 02/15/27 (c)	355	305
6.00%, 06/01/29 (c)	665	488
GFL Environmental Inc.
4.25%, 06/01/25 (c)	740	695
4.75%, 06/15/29 (c)	1,210	1,024
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c)	665	538
Graphic Packaging International, LLC
3.75%, 02/01/30 (c)	135	112
IAA Spinco Inc.
5.50%, 06/15/27 (c)	330	301
Imola Merger Corporation
4.75%, 05/15/29 (c)	510	431
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	160	127
Intrum AB
3.50%, 07/15/26, EUR (a)	335	261
3.00%, 09/15/27, EUR (a)	515	371
Jeld-Wen, Inc.
6.25%, 05/15/25 (c)	20	19
4.88%, 12/15/27 (c)	1,450	1,040
KAR Auction Services, Inc.
5.13%, 06/01/25 (c) (g)	215	208
Masonite International Corporation
5.38%, 02/01/28 (c)	215	190
3.50%, 02/15/30 (c)	140	108
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c) (g)	395	347
National Express Group PLC
4.25%, (100, 11/26/25), GBP (a) (d)	145	126
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	780	646
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	30	25
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (a)	300	288
Schenck Process Holding GmbH
5.38%, 06/15/23, EUR (a)	125	119
Sensata Technologies B.V.
4.00%, 04/15/29 (c)	135	112
5.88%, 09/01/30 (c)	445	416
SGL Carbon SE
4.63%, 09/30/24, EUR (a)	310	289
SPX Flow, Inc.
8.75%, 04/01/30 (c) (g)	690	536
Standard Industries Inc.
4.75%, 01/15/28 (c)	265	224
4.38%, 07/15/30 (c)	1,060	803
3.38%, 01/15/31 (c)	185	130
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	700	684
Terex Corporation
5.00%, 05/15/29 (c)	650	558
The ADT Security Corporation
4.88%, 07/15/32 (c)	680	549
The Boeing Company
5.81%, 05/01/50 (l)	2,110	1,837
TransDigm Inc.
6.25%, 03/15/26 (c)	470	456
7.50%, 03/15/27	720	686
5.50%, 11/15/27	840	730
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	730	659
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (c)	740	660
United Rentals, Inc.
3.88%, 02/15/31	330	269
		23,767
Consumer Staples 3.5%
AA Bond Co Limited
6.50%, 01/31/26, GBP (c)	100	94
Allied Universal Holdco LLC
4.63%, 06/01/28 (c)	355	273
6.00%, 06/01/29 (c) (g)	780	506
APX Group, Inc.
6.75%, 02/15/27 (c)	290	272
5.75%, 07/15/29 (c) (g)	645	511
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	390	294
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (a)	140	101
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (c) (g)	1,115	999
5.38%, 03/01/29 (c) (g)	750	616
B. A. T. Capital Corporation
3.73%, 09/25/40	1,370	879
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (a)	178	153
Bellis Finco PLC
4.00%, 02/16/27, GBP (a)	150	102
Constellation Brands, Inc.
2.25%, 08/01/31	1,715	1,317
Coty Inc.
4.75%, 04/15/26, EUR (a)	284	240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Darling Ingredients Inc.
6.00%, 06/15/30 (c)	185	177
Energizer Holdings, Inc.
4.75%, 06/15/28 (c)	1,340	1,062
GW B-CR Security Corporation
9.50%, 11/01/27 (c)	700	606
Kapla Holding
3.38%, 12/15/26, EUR (a)	485	395
Kraft Heinz Foods Company
3.88%, 05/15/27	120	112
Loxama
5.75%, 07/15/27, EUR (a)	226	170
MHP SE
7.75%, 05/10/24 (c)	275	144
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	1,405
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (g)	4,055	3,053
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	191
Nielsen Finance LLC
5.63%, 10/01/28 (c)	1,220	1,213
5.88%, 10/01/30 (c)	610	606
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c)	80	59
Performance Food Group Company
5.50%, 10/15/27 (c)	625	568
Pilgrim's Pride Corporation
4.25%, 04/15/31 (c)	670	537
3.50%, 03/01/32 (c)	550	415
Post Holdings, Inc.
5.63%, 01/15/28 (c)	215	196
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (a)	100	89
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	715	697
5.75%, 04/15/26 (c)	870	818
6.25%, 01/15/28 (c)	1,170	1,002
Sysco Corporation
6.60%, 04/01/50 (l)	1,152	1,206
3.15%, 12/14/51	870	552
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (a)	264	232
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25, EUR (a)	200	171
The House of Finance
4.38%, 07/15/26, EUR (a)	370	363
United Rentals (North America), Inc.
5.25%, 01/15/30	215	195
3.75%, 01/15/32	485	381
Verisure Holding AB
3.88%, 07/15/26, EUR (a)	465	390
3.25%, 02/15/27, EUR (a)	275	218
		23,580
Utilities 2.7%
Calpine Corporation
4.50%, 02/15/28 (c)	1,345	1,178
5.13%, 03/15/28 (c)	160	138
4.63%, 02/01/29 (c)	1,332	1,088
5.00%, 02/01/31 (c)	1,909	1,526
3.75%, 03/01/31 (c)	175	138
Centrica PLC
5.25%, 04/10/75, GBP (a)	185	170
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (d)	390	330
Edison International
5.00%, (100, 12/15/26) (d)	2,215	1,750
FirstEnergy Corp.
2.65%, 03/01/30	175	140
5.35%, 07/15/47 (e) (l)	379	321
3.40%, 03/01/50	200	131
NRG Energy, Inc.
5.75%, 01/15/28	700	649
3.38%, 02/15/29 (c)	310	251
5.25%, 06/15/29 (c)	160	141
3.63%, 02/15/31 (c)	2,255	1,761
3.88%, 02/15/32 (c)	175	137
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	1,588
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (c)	710	662
The Southern Company
4.00%, 01/15/51	3,180	2,850
Vistra Corp.
7.00%, (100, 12/15/26) (c) (d)	845	739
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	230	215
5.00%, 07/31/27 (c)	1,395	1,260
4.38%, 05/01/29 (c)	1,010	844
		18,007
Real Estate 2.5%
American Tower Corporation
2.40%, 03/15/25	1,065	992
Country Garden Holdings Company Limited
4.80%, 08/06/30 (a)	365	102
CPI Property Group
4.88%, (100, 08/18/26), EUR (a) (d)	163	103
EPR Properties
3.75%, 08/15/29	875	681
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (c)	1,325	1,119
5.25%, 03/15/28 - 07/15/30 (c)	1,490	1,296
5.00%, 07/15/28 (c)	920	791
4.50%, 02/15/31 (c)	170	132
5.63%, 07/15/32 (c)	1,655	1,323
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	165	128
MPT Operating Partnership, L.P.
4.63%, 08/01/29	1,185	954
3.50%, 03/15/31	175	122
Realogy Group LLC
5.75%, 01/15/29 (c)	1,934	1,395
5.25%, 04/15/30 (c)	635	433
RHP Hotel Properties, LP
4.75%, 10/15/27	1,540	1,339
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	765	653
Samhallsbyggnadsbolaget i Norden AB
1.00%, 08/12/27, EUR (a) (l)	110	73
SBA Communications Corporation
3.13%, 02/01/29	140	113
Service Properties Trust
4.50%, 06/15/23	760	742
4.95%, 02/15/27	1,185	894
3.95%, 01/15/28	990	675
Uniti Group Inc.
6.50%, 02/15/29 (c)	2,320	1,555
6.00%, 01/15/30 (c)	350	223
VICI Properties Inc.
4.25%, 12/01/26 (c)	340	305
Vivion Investments S.a r.l.
3.00%, 08/08/24, EUR (a) (g)	200	177
XHR LP
6.38%, 08/15/25 (c)	705	678
		16,998
Materials 2.3%
Axalta Coating Systems, LLC
3.38%, 02/15/29 (c)	145	114
Ball Corporation
2.88%, 08/15/30	175	135
3.13%, 09/15/31	175	131
Carpenter Technology Corporation
7.63%, 03/15/30	335	324
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	676
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	720

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Diamond (BC) B.V.
4.63%, 10/01/29 (c)	765	543
First Quantum Minerals Ltd
6.88%, 03/01/26 (c)	535	493
6.88%, 10/15/27 (c)	735	661
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (c)	110	96
4.38%, 04/01/31 (c)	305	236
6.13%, 04/15/32 (c)	265	228
H.B. Fuller Company
4.25%, 10/15/28	775	652
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	1,120	931
6.13%, 04/01/29 (c)	370	299
INEOS Finance PLC
3.38%, 03/31/26, EUR (a)	405	338
2.88%, 05/01/26, EUR (a)	100	82
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (a)	500	376
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	1,515	1,262
Ingevity Corporation
3.88%, 11/01/28 (c)	140	116
Kronos International, Inc.
3.75%, 09/15/25, EUR (a)	205	173
Metinvest B.V.
7.65%, 10/01/27 (c)	105	49
7.75%, 10/17/29 (c)	565	255
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	730	686
5.25%, 06/01/27 (c)	1,307	1,112
Novelis Corporation
3.88%, 08/15/31 (c)	1,285	959
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	645	496
6.25%, 10/01/29 (c) (g)	265	181
Periama Holdings, LLC
5.95%, 04/19/26 (a)	290	250
Sappi Papier Holding GmbH
3.13%, 04/15/26, EUR (a) (g)	100	84
3.63%, 03/15/28, EUR (a)	100	75
Spa Holdings 3 Oy
3.63%, 02/04/28, EUR (a)	380	292
Tronox Incorporated
4.63%, 03/15/29 (c)	1,315	973
Valvoline, Inc.
3.63%, 06/15/31 (c)	145	108
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	124	102
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	1,705	1,287
		15,495
Health Care 2.2%
AbbVie Inc.
3.80%, 03/15/25	1,965	1,902
Amgen Inc.
2.77%, 09/01/53	1,400	829
Centene Corporation
2.45%, 07/15/28	170	138
3.38%, 02/15/30	495	405
3.00%, 10/15/30	165	130
2.50%, 03/01/31	175	132
2.63%, 08/01/31	175	132
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (a)	240	193
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	200	154
8.00%, 12/15/27 (c)	661	522
5.25%, 05/15/30 (c)	285	198
4.75%, 02/15/31 (c)	355	239
CVS Health Corporation
5.05%, 03/25/48	1,720	1,518
DaVita Inc.
4.63%, 06/01/30 (c)	515	397
3.75%, 02/15/31 (c)	140	100
Diocle S.P.A.
4.87%, (3 Month EURIBOR + 3.88%), 06/30/26, EUR (a) (h)	137	134
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	360	120
Grunenthal GmbH
3.63%, 11/15/26, EUR (a)	100	84
HCA Inc.
5.63%, 09/01/28	160	153
5.88%, 02/01/29	155	151
HealthEquity, Inc.
4.50%, 10/01/29 (c)	265	224
Merck & Co., Inc.
2.90%, 12/10/61	1,300	810
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (c)	1,080	892
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	140	112
Roche Holdings, Inc.
2.61%, 12/13/51 (c)	1,280	837
Select Medical Corporation
6.25%, 08/15/26 (c)	710	668
Tenet Healthcare Corporation
6.13%, 10/01/28 (c)	1,730	1,526
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (c)	420	312
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (a)	155	120
1.63%, 10/15/28, EUR (a)	695	480
Viatris Inc.
4.00%, 06/22/50	1,790	1,070
		14,682
Information Technology 1.8%
Analog Devices, Inc.
2.95%, 10/01/51	505	336
Apple Inc.
2.55%, 08/20/60	1,380	828
Broadcom Inc.
3.14%, 11/15/35 (c)	2,255	1,580
3.50%, 02/15/41 (c)	1,715	1,157
CDW Finance Corporation
3.57%, 12/01/31	1,183	926
Commscope Finance LLC
8.25%, 03/01/27 (c)	1,440	1,191
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	369	328
Endure Digital, Inc.
6.00%, 02/15/29 (c)	370	245
McAfee Corp.
7.38%, 02/15/30 (c)	1,165	954
Open Text Corporation
4.13%, 12/01/31 (c)	335	254
Oracle Corporation
4.00%, 11/15/47	2,205	1,480
3.95%, 03/25/51	2,390	1,589
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	395	349
8.25%, 02/01/28 (c)	755	651
		11,868
Total Corporate Bonds And Notes (cost $438,323)		353,143
GOVERNMENT AND AGENCY OBLIGATIONS 49.8%
Mortgage-Backed Securities 25.3%
Federal Home Loan Mortgage Corporation
2.50%, 05/01/51 - 04/01/52	3,583	3,018
3.00%, 12/01/51 - 05/01/52	3,231	2,817
3.50%, 05/01/52 - 09/01/52	1,704	1,535
4.00%, 06/01/52 - 07/01/52	2,646	2,456
4.50%, 07/01/52	2,118	2,017
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 06/01/52	9,742	8,500
3.50%, 05/01/51 - 06/01/52	3,678	3,316
2.50%, 08/01/51 - 05/01/52	12,705	10,701
4.00%, 05/01/52 - 07/01/52	1,557	1,446

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.50%, 07/01/52	1,402	1,336
TBA, 3.00%, 10/15/52 (m)	15,320	13,319
TBA, 3.50%, 10/15/52 (m)	26,460	23,793
TBA, 4.00%, 10/15/52 (m)	25,240	23,394
TBA, 4.50%, 10/15/52 (m)	16,725	15,912
TBA, 5.00%, 10/15/52 (m)	22,085	21,488
TBA, 5.50%, 10/15/52 (m)	4,010	3,984
Government National Mortgage Association
TBA, 4.00%, 10/15/52 (m)	9,335	8,708
TBA, 4.50%, 10/15/52 (m)	11,105	10,616
TBA, 5.00%, 10/15/52 (m)	11,435	11,174
		169,530
U.S. Treasury Note 8.4%
Treasury, United States Department of
0.38%, 10/31/23	3,355	3,216
0.50%, 03/31/25	5,000	4,560
1.63%, 02/15/26 - 05/15/31	14,440	12,535
0.88%, 06/30/26 (n)	12,315	10,903
1.25%, 03/31/28 - 08/15/31	20,155	16,926
2.88%, 08/15/28	9,120	8,553
		56,693
Collateralized Mortgage Obligations 5.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 4.18%, (SOFR 30-Day Average + 1.90%), 12/26/41 (h)	2,192	1,990
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 5.78%, (SOFR 30-Day Average + 3.50%), 03/25/42 (h)	3,060	2,896
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, REMIC, 5.23%, (SOFR 30-Day Average + 2.95%), 06/25/42 (h)	1,174	1,182
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 5.88%, (SOFR 30-Day Average + 3.60%), 07/25/42 (h)	338	318
Federal Home Loan Mortgage Corporation
Interest Only, Series 2021-X1-RR03, REMIC, 1.71%, 07/27/28 (h)	18,440	1,480
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (h)	8,100	707
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (h)	19,725	2,049
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (h)	5,615	370
Series 2018-M2-HQA1, REMIC, 5.38%, (1 Month USD LIBOR + 2.30%), 09/25/30 (h)	1,954	1,959
Series 2022-M2-DNA2, REMIC, 6.03%, (SOFR 30-Day Average + 3.75%), 02/25/42 (h)	2,937	2,684
Series 2022-M2-HQA1, REMIC, 7.53%, (SOFR 30-Day Average + 5.25%), 03/25/42 (h)	2,460	2,265
Series 2022-M1B-DNA3, REMIC, 5.18%, (SOFR 30-Day Average + 2.90%), 04/25/42 (h)	917	857
Series 2022-M1B-HQA3, REMIC, 5.83%, (SOFR 30-Day Average + 3.55%), 08/25/42 (h)	1,457	1,358
Interest Only, Series SP-4150, REMIC, 3.33%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (h)	1,739	209
Interest Only, Series SA-4456, REMIC, 3.33%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (h)	1,121	128
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,212	426
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,250	415
Interest Only, Series C24-418, 4.00%, 08/01/43	2,751	492
Series 2017-1M2-C03, REMIC, 6.08%, (1 Month USD LIBOR + 3.00%), 10/25/29 (h)	2,643	2,681
Series 2017-2M2-C06, REMIC, 5.88%, (1 Month USD LIBOR + 2.80%), 02/25/30 (h)	3,212	3,208
Series 2017-1M2-C07, REMIC, 5.48%, (1 Month USD LIBOR + 2.40%), 05/28/30 (h)	478	477
Series 2018-1M2-C01, REMIC, 5.33%, (1 Month USD LIBOR + 2.25%), 07/25/30 (h)	1,570	1,559
Series 2018-2M2-C02, REMIC, 5.28%, (1 Month USD LIBOR + 2.20%), 08/26/30 (h)	1,066	1,049
Series 2018-2M2-C04, REMIC, 5.63%, (1 Month USD LIBOR + 2.55%), 12/26/30 (h)	2,245	2,228
Series 2018-1M2-C05, REMIC, 5.43%, (1 Month USD LIBOR + 2.35%), 01/27/31 (h)	2,407	2,398
Interest Only, Series 2019-DS-49, REMIC, 3.07%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (h)	1,958	233
Interest Only, Series 2013-SY-72, REMIC, 3.71%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (h)	2,078	239
Interest Only, Series 2018-ST-18, REMIC, 3.02%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (h)	2,144	244
Interest Only, Series 2016-HS-31, REMIC, 2.92%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (h)	1,487	160
Interest Only, Series 2016-SA-62, REMIC, 2.92%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (h)	2,177	257
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,965	676
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 3.19%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (h)	1,951	208
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,854	614
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	5,165	673
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,792	386
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	4,717	616
		39,691
U.S. Treasury Bond 5.6%
Treasury, United States Department of
4.38%, 02/15/38	1,475	1,569
1.13%, 05/15/40	2,500	1,560
4.25%, 11/15/40	2,445	2,522
3.00%, 05/15/42	1,580	1,343
3.25%, 05/15/42	3,830	3,397
2.75%, 08/15/42	7,315	5,939
3.13%, 02/15/43	3,460	2,971
2.50%, 02/15/45	2,570	1,958
2.88%, 11/15/46 - 05/15/52	6,785	5,587
2.38%, 11/15/49	2,215	1,666
1.88%, 02/15/51	11,115	7,353
2.25%, 02/15/52	2,190	1,590
		37,455
Sovereign 3.7%
Angola, Government of
8.00%, 11/26/29 (c)	335	252
9.38%, 05/08/48 (c)	1,585	1,071
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (c) (i) (j)	1,145	206
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	7,879	1,649
3.00%, 01/15/34	1,190	900
6.90%, 08/12/37, PEN	3,083	653
Gobierno de la Republica del Ecuador
5.50%, 07/31/30 (c) (e)	285	135
2.50%, 07/31/35 (c) (e)	360	122
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	419
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	550	498
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	33,217	1,461
3.50%, 02/12/34	1,130	856
4.40%, 02/12/52	1,130	776
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	295
3.75%, 01/21/55 (c)	335	244

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
2.25%, 09/29/32	490	345
Government of the Sultanate of Oman
6.25%, 01/25/31 (c)	475	442
7.00%, 01/25/51 (c)	770	632
Koztarsasagi Elnoki Hivatal
3.00%, 10/27/27, HUF	157,640	264
3.25%, 10/22/31, HUF	402,690	581
Ministerio da Fazenda
10.00%, 01/01/31, BRL	1,439	241
Ministerio de Hacienda y Credito Publico
7.00%, 06/30/32, COP	5,552,200	826
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	243
4.00%, 02/14/51 (c)	360	199
Ministry of Diwan Amiri Affairs
4.40%, 04/16/50 (c)	385	335
Ministry of Finance of the Russian Federation
0.00%, 07/23/31, RUB (a) (i) (j)	34,313	157
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	246
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	1,060	806
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	3,705	646
Presidencia de la Republica de Colombia
3.00%, 01/30/30	300	214
5.00%, 06/15/45	265	161
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	47
Presidencia de la Republica Dominicana
6.85%, 01/27/45 (c)	1,200	930
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (a) (i) (j) (k)	1,719	127
Romania, Government of
3.00%, 02/14/31 (a)	852	599
4.00%, 02/14/51 (a)	712	393
South Africa, Parliament of
8.00%, 01/31/30, ZAR	14,224	674
8.50%, 01/31/37, ZAR	6,558	280
5.65%, 09/27/47	505	321
5.75%, 09/30/49	280	181
The Arab Republic of Egypt
14.48%, 04/06/26, EGP	5,523	255
14.66%, 10/06/30, EGP	13,696	595
5.88%, 02/16/31 (c)	200	117
8.50%, 01/31/47 (c)	880	488
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	3,453,000	218
6.50%, 02/15/31, IDR	30,000,000	1,860
4.63%, 04/15/43 (c)	1,095	914
Turkiye Cumhuriyeti Basbakanlik
11.70%, 11/13/30, TRY	11,640	698
		24,572
Municipal 0.6%
Gilbert, Town of
5.00%, 07/15/31	840	943
New York City Municipal Water Finance Authority
5.00%, 06/15/31	520	581
New York, City of
5.00%, 08/01/32 - 05/01/35	1,295	1,408
President and Fellows of Harvard College
5.00%, 11/15/32	1,050	1,198
		4,130
U.S. Treasury Inflation Indexed Securities 0.3%
Treasury, United States Department of
0.13%, 02/15/52 (o)	3,353	2,122
Treasury Inflation Indexed Securities 0.0%
Turkiye Cumhuriyeti Basbakanlik
1.50%, 06/18/25, TRY (o)	2,950	235
Total Government And Agency Obligations (cost $374,519)		334,428
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 5.58%, (3 Month Term SOFR + 3.25%), 04/16/35 (h)	2,850	2,382
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,864
Amur Equipment Finance Receivables XI LLC
Series 2022-A2-2A, 5.30%, 06/21/28	487	484
Avis Budget Rental Car Funding (AESOP) LLC
Series 2021-B-2A, 1.90%, 02/20/27	761	642
Series 2022-A-4A, 4.77%, 02/20/28	903	870
Battalion CLO XXI Ltd.
Series 2021-D-21A, 5.81%, (3 Month USD LIBOR + 3.30%), 07/17/34 (h)	1,000	864
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (h)	8,236	672
Benefit Street Partners CLO XIX, Ltd
Series 2019-D-19A, 6.31%, (3 Month USD LIBOR + 3.80%), 01/18/33 (h)	2,600	2,343
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 6.54%, (1 Month Term SOFR + 3.70%), 04/15/24 (h)	2,275	2,169
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 4.47%, (1 Month USD LIBOR + 1.65%), 09/15/23 (h)	2,505	2,326
BX Trust 2019-OC11
Series 2019-C-OC11, REMIC, 3.86%, 12/11/29	782	646
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (h)	1,489	1,204
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 4.20%, (1 Month USD LIBOR + 1.39%), 09/15/23 (h)	2,521	2,322
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 1.10%, 10/11/47 (h)	11,545	175
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.46%, 02/12/48 (h)	6,344	147
COMM 2012-CR4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,773
COMM 2013-CR16 Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.10%, 04/12/47 (h)	11,686	123
COMM 2014-LC15 Mortgage Trust
Interest Only, Series 2014-XA-LC15, REMIC, 1.22%, 04/12/47 (h)	14,214	155
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.22%, 06/12/47 (h)	11,723	146
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 1.00%, 12/12/47 (h)	10,012	141
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 5.38%, (SOFR 30-Day Average + 3.10%), 03/25/42 (h)	1,245	1,160
Elmwood CLO I Ltd
Series 2020-D-1A, 5.66%, (3 Month USD LIBOR + 3.15%), 04/15/33 (h)	4,250	3,831
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 5.46%, (3 Month USD LIBOR + 2.75%), 07/22/30 (h)	2,250	1,991
GS Mortgage Securities Corp II
Series 2022-A-ECI, REMIC, 2.19%, (1 Month Term SOFR + 2.19%), 08/15/24 (h)	555	552
GS Mortgage Securities Trust 2014-GC18
Interest Only, Series 2014-XA-GC18, REMIC, 1.20%, 01/11/47 (h)	14,651	140
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 1.09%, 11/13/47 (h)	10,869	172
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.86%, 05/12/50 (h)	15,640	242
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	721	673

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Hilton Grand Vacations Trust 2022-2
Series 2022-A-2A, 4.30%, 08/27/29	677	654
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.33%, 11/05/26 (h)	400	352
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 4.74%, (1 Month Term SOFR + 2.85%), 08/15/24 (h)	1,708	1,685
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.56%, 01/08/27 (h)	1,814	1,421
Kayne CLO
Series 2019-D-6A, 6.71%, (3 Month USD LIBOR + 4.00%), 01/21/33 (h)	2,450	2,311
Kayne CLO 7 Ltd
Series 2020-D-7A, 5.69%, (3 Month USD LIBOR + 2.95%), 04/18/33 (h)	1,900	1,707
Magnetite XXIV, Limited
Series 2019-DR-24A, 5.38%, (3 Month Term SOFR + 3.05%), 04/15/35 (h)	5,200	4,476
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 5.56%, (3 Month USD LIBOR + 2.85%), 04/20/29 (h)	2,000	1,815
Milos CLO, Ltd.
Series 2017-DR-1A, 5.46%, (3 Month USD LIBOR + 2.75%), 10/21/30 (h)	1,750	1,549
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (h)	652	569
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	1,238	1,200
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	4,012	3,444
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,196	1,808
OHA Loan Funding 2016-1, Ltd.
Series 2016-DR-1A, 5.71%, (3 Month USD LIBOR + 3.00%), 01/20/33 (h)	3,250	2,902
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 03/15/23 (h)	505	462
OneMain Financial Issuance Trust 2022-2
Series 2022-A-2A, 4.89%, 10/14/34	1,807	1,779
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (h)	3,368	2,737
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	680	633
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	335	312
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	360
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (h)	6,994	5,681
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 4.21%, (1 Month USD LIBOR + 1.13%), 06/25/33 (e) (h)	27	27
Symphony CLO XXII Ltd
Series 2020-D-22A, 5.89%, (3 Month USD LIBOR + 3.15%), 04/18/33 (h)	2,000	1,790
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	407	360
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 5.24%, (1 Month Term SOFR + 2.93%), 05/15/24 (h)	1,165	1,139
Series 2022-C-DPM, REMIC, 6.08%, (1 Month Term SOFR + 4.00%), 05/15/37 (h)	975	943
TICP CLO VII, Ltd.
Series 2017-DR-7A, 5.71%, (3 Month USD LIBOR + 3.20%), 04/15/33 (h)	1,000	898
TICP CLO XV, Ltd.
Series 2020-D-15A, 5.86%, (3 Month USD LIBOR + 3.15%), 04/20/33 (h)	500	451
Towd Point Mortgage Trust
Series 2022-A1-4, 3.75%, 09/25/62 (p)	1,785	1,665
TRESTLES CLO III LTD
Series 2020-D-3A, 5.96%, (3 Month USD LIBOR + 3.25%), 01/20/33 (h)	1,000	877
Trinitas CLO Ltd
Series 2021-D-16A, 6.01%, (3 Month USD LIBOR + 3.30%), 07/20/34 (h)	1,500	1,311
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	729	698
Vantage Data Centers Issuer, LLC
Series 2021-A2-1A, 2.17%, 10/15/26	780	681
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (h)	6,775	5,565
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (h)	1,745	1,405
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (h)	877	832
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.17%, 08/16/47 (h)	10,475	152
WFRBS Commercial Mortgage Trust 2014-LC14
Interest Only, Series 2014-XA-LC14, REMIC, 1.42%, 03/15/47 (h)	6,109	70
Total Non-U.S. Government Agency Asset-Backed Securities (cost $97,120)		86,930
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Information Technology 0.3%
ConvergeOne Holdings, Inc.
2019 Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 01/04/26 (h)	868	617
Cyxtera DC Holdings, Inc.
Term Loan B, 5.79%, (3 Month USD LIBOR + 3.00%), 03/15/24 (h)	432	392
Finastra USA, Inc.
USD 1st Lien Term Loan, 6.87%, (3 Month USD LIBOR + 3.50%), 04/26/24 (h)	341	294
Ivanti Software, Inc.
2021 Term Loan B, 7.33%, (3 Month USD LIBOR + 4.25%), 11/20/27 (h)	381	295
2021 Add On Term Loan B, 7.14%, (3 Month USD LIBOR + 4.00%), 12/01/27 (h)	118	92
Redstone Holdco 2 LP
2021 Term Loan, 7.53%, (3 Month USD LIBOR + 4.75%), 04/27/28 (h)	496	366
		2,056
Health Care 0.1%
Aveanna Healthcare, LLC
2021 Term Loan B, 6.80%, (1 Month USD LIBOR + 3.75%), 12/31/24 (h)	422	335
2021 Delayed Draw Term Loan , 6.80%, (1 Month USD LIBOR + 3.75%), 06/30/28 (h)	53	42
2021 Delayed Draw Term Loan , 0.00%, (1 Month USD LIBOR + 3.75%), 07/17/28 (h) (q)	46	37
Envision Healthcare Corporation
2022 Third Out Term Loan, 6.33%, (3 Month Term SOFR + 3.75%), 03/31/27 (h)	213	55
2022 Second Out Term Loan, 6.83%, (3 Month Term SOFR + 4.25%), 03/31/27 (h)	452	197
2022 First Out Term Loan, 10.53%, (3 Month Term SOFR + 7.88%), 03/31/27 (h)	78	74
Team Health Holdings, Inc.
2022 Term Loan B, 7.71%, (1 Month Term SOFR + 5.25%), 01/12/24 (h)	341	289
		1,029
Industrials 0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 05/04/28 (h)	505	443
Crosby US Acquisition Corp.
Term Loan B, 7.83%, (1 Month USD LIBOR + 4.75%), 06/12/26 (h)	188	177
West Corporation
2018 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 10/10/24 (h)	147	124
		744

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Financials 0.1%
Asurion LLC
2021 Second Lien Term Loan B4, 7.77%, (1 Month USD LIBOR + 5.25%), 01/15/29 (h)	385	293
Lightstone Holdco LLC
2022 Extended Term Loan B, 8.05%, (3 Month Term SOFR + 5.75%), 02/01/27 (h)	204	186
2022 Extended Term Loan C, 8.05%, (3 Month Term SOFR + 5.75%), 02/01/27 (h)	12	10
		489
Consumer Staples 0.1%
MPH Acquisition Holdings LLC
2021 Term Loan B, 7.32%, (3 Month USD LIBOR + 4.25%), 08/17/28 (h)	521	481
Communication Services 0.1%
Consolidated Communications, Inc.
2021 Term Loan B, 6.06%, (1 Month USD LIBOR + 3.50%), 09/15/27 (h)	338	291
GTT Communications, Inc.
2018 USD Term Loan B, 9.25%, (PRIME + 3.75%), 04/27/25 (h)	186	132
		423
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 11/29/25 (h)	270	236
Nautilus Power, LLC
Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 04/28/24 (h)	237	181
		417
Energy 0.0%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 11.46%, (3 Month USD LIBOR + 9.00%), 11/01/25 (h)	208	218
Eastern Power, LLC
Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 10/02/23 (h)	206	175
		393
Total Senior Floating Rate Instruments (cost $7,283)		6,032
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund, 2.88% (r) (s)	12,137	12,137
Investment Companies 1.7%
JNL Government Money Market Fund, 2.68% (r) (s)	11,155	11,155
Total Short Term Investments (cost $23,292)		23,292
Total Investments 119.7% (cost $940,537)		803,825
Other Derivative Instruments(0.2)%		(1,205)
Other Assets and Liabilities, Net (19.5)%		(131,026)
Total Net Assets 100.0%		671,594

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $182,952 and 27.2% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) All or a portion of the security was on loan as of September 30, 2022.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $137,933.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,002	956	0.2
Accor, 2.63% (callable at 100, 01/30/25)	11/10/21	335	226	—
Adient Global Holdings Ltd, 3.50%, 08/15/24	04/20/22	298	271	0.1
AFFLELOU, 4.25%, 05/19/26	07/09/21	211	150	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	204	—
Altice Financing S.A., 4.25%, 08/15/29	11/10/21	795	532	0.1
Altice France, 4.13%, 01/15/29	10/29/21	834	545	0.1
Altice France Holding S.A., 8.00%, 05/15/27	07/13/22	167	149	—
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	115	60	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	248	248	—
Ardagh Packaging Finance Public Limited Company, 4.75%, 07/15/27	03/25/22	222	135	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	04/22/21	170	101	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	560	475	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	819	744	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	153	—
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	130	102	—
Centrica PLC, 5.25%, 04/10/75	08/24/22	202	170	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	213	193	—
Cirsa Finance International, 4.75%, 05/22/25	11/12/21	399	339	0.1
Clarios Global LP, 4.38%, 05/15/26	10/29/21	535	393	0.1
CMA CGM, 7.50%, 01/15/26	08/24/22	177	169	—
COMMERZBANK Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	404	344	0.1
Coty Inc., 4.75%, 04/15/26	09/20/22	246	240	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	387	102	—
CPI Property Group, 4.88% (callable at 100, 08/18/26)	11/10/21	194	103	—
Diocle S.P.A., 4.87%, 06/30/26	06/29/22	139	134	—
DKT Finance ApS, 7.00%, 06/17/23	07/19/22	136	134	—
Dufry One B.V., 2.00%, 02/15/27	11/04/20	247	171	—
Dufry One B.V., 3.38%, 04/15/28	10/29/21	865	570	0.1
EG Global Finance PLC, 4.38%, 02/07/25	11/01/21	293	215	—
Eircom Limited, 3.50%, 05/15/26	10/29/21	340	250	—
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	605	554	0.1
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	234	162	—
Encore Capital Group, Inc., 4.25%, 06/01/28	10/29/21	641	399	0.1
Faurecia, 2.38%, 06/15/27	11/03/21	173	107	—
Faurecia, 3.75%, 06/15/28	02/17/21	124	74	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	105	84	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	203	150	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	424	330	0.1
INEOS Finance PLC, 3.38%, 03/31/26	10/29/21	478	338	0.1
INEOS Finance PLC, 2.88%, 05/01/26	10/20/21	117	82	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/11/21	581	376	0.1
Intrum AB, 3.50%, 07/15/26	10/29/21	388	261	0.1
Intrum AB, 3.00%, 09/15/27	02/17/21	580	371	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	208	129	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	544	298	0.1
Kapla Holding, 3.38%, 12/15/26	11/10/21	556	395	0.1
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	238	173	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/01/21	1,200	875	0.1
Loxama, 5.75%, 07/15/27	11/01/21	269	170	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	140	85	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	10/29/21	197	112	—
Ministry of Finance of the Russian Federation, 0.00%, 07/23/31	04/30/12	461	157	—
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	142	94	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	206	126	—
Next Group PLC, 3.63%, 05/18/28	09/25/18	394	269	0.1
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	158	101	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	306	250	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	118	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	22	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	11	—
Pinnacle Bidco PLC, 6.38%, 02/15/25	11/06/20	403	280	0.1
Playtech PLC, 4.25%, 03/07/26	08/03/22	225	204	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	272	201	—
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	138	89	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	171	105	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	127	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	445	288	0.1
Romania, Government of, 3.00%, 02/14/31	01/06/22	856	599	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	693	393	0.1
Samhallsbyggnadsbolaget i Norden AB, 1.00%, 08/12/27	09/13/22	78	73	—
Sappi Papier Holding GmbH, 3.13%, 04/15/26	11/02/21	117	84	—
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	75	—
Schaeffler AG, 3.38%, 10/12/28	03/01/22	339	239	—
Schenck Process Holding GmbH, 5.38%, 06/15/23	02/17/21	150	119	—
SES, 5.63% (callable at 100, 01/29/24)	03/28/22	113	94	—
SGL Carbon SE, 4.63%, 09/30/24	11/02/21	336	289	0.1
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	818	720	0.1
Spa Holdings 3 Oy, 3.63%, 02/04/28	10/29/21	440	292	0.1
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	277	232	—
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25	08/03/22	193	171	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Tendam Brands Sa., 5.52%, 09/15/24	02/17/21	150	120	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	180	120	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	714	480	0.1
The House of Finance, 4.38%, 07/15/26	10/29/21	434	363	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,135	993	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	205	175	—
United Group B.V., 4.00%, 11/15/27	11/11/21	381	231	—
United Group B.V., 3.63%, 02/15/28	02/17/21	213	122	—
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	548	390	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	318	218	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	799	485	0.1
Vivion Investments S.a r.l., 3.00%, 08/08/24	02/18/21	238	177	—
ZF Europe Finance B.V., 3.00%, 10/23/29	02/17/21	651	422	0.1
ZF Friedrichshafen AG, 3.75%, 09/21/28	11/02/21	124	76	—
Ziggo Bond Company B.V., 3.38%, 02/28/30	08/16/22	337	284	0.1
		35,660	24,581	3.7

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	68	December 2022	EUR	8,341	39	(195)
Italy Government BTP Bond	22	December 2022	EUR	2,417	25	45
United States 2 Year Note	80	January 2023		16,582	(12)	(151)
					52	(301)
Short Contracts
Canada 10 Year Bond	(23)	December 2022	CAD	(2,870)	—	20
Canada 2 Year Bond	(7)	December 2022	CAD	(728)	—	2
Canada 5 Year Bond	(37)	December 2022	CAD	(4,147)	—	(9)
Euro Bund	(41)	December 2022	EUR	(5,940)	(40)	258
Euro Buxl 30 Year Bond	(1)	December 2022	EUR	(159)	(1)	12
Euro OAT	(2)	December 2022	EUR	(276)	(2)	12
Euro Schatz	(9)	December 2022	EUR	(960)	(1)	(4)
Italy Short Term Government BTP Bond	(203)	December 2022	EUR	(21,405)	(76)	26
Japan 10 Year Bond	(87)	December 2022	JPY	(1,291,443)	(31)	(7)
United States 10 Year Note	(421)	December 2022		(49,345)	165	2,166
United States 10 Year Ultra Bond	(258)	December 2022		(32,418)	129	1,849
United States 5 Year Note	(913)	January 2023		(99,925)	243	1,770
United States Long Bond	(146)	December 2022		(19,990)	96	1,535
United States Ultra Bond	(128)	December 2022		(18,971)	208	1,435
					690	9,065

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (S)	Receiving	2.67	(S)	02/17/27	CAD	8,240	4	225
3M Canada Bankers Acceptance (S)	Paying	2.67	(S)	02/17/27	CAD	8,240	(4)	(225)
HICP (A)	Receiving	3.78	(A)	08/24/26	EUR	4,916	(22)	(167)
Sterling Overnight Index Average Rate (A)	Receiving	2.93	(A)	09/06/52	GBP	841	(5)	118
Sterling Overnight Index Average Rate (A)	Paying	3.56	(A)	09/06/27	GBP	3,862	(13)	(271)
							(40)	(320)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.37 (Q)	N/A	1.00	06/20/27	870	90	—	19
CDX.EM.38 (Q)	N/A	1.00	12/20/27	18,115	1,803	46	163
					1,893	46	182
Credit default swap agreements - sell protection
CDX.NA.HY.39 (Credit rating^: B+) (Q)	N/A	5.00	12/20/27	(3,080)	(126)	7	25

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	JPM	10/04/22	BRL	939	174	(6)
BRL/USD	JPM	10/04/22	BRL	389	72	2
BRL/USD	GSC	11/03/22	BRL	1,989	366	(9)
BRL/USD	SCB	11/03/22	BRL	79	15	(1)
BRL/USD	CIT	12/02/22	BRL	93	17	—
CLP/USD	CIT	12/12/22	CLP	284,255	290	(14)
CNY/USD	CIT	12/21/22	CNY	1,291	183	4
COP/USD	GSC	12/12/22	COP	1,076,181	230	(10)
COP/USD	JPM	12/12/22	COP	126,457	27	(1)
CZK/EUR	CIT	12/21/22	EUR	(1)	(1)	—
CZK/EUR	GSC	12/21/22	EUR	(320)	(316)	1
EGP/USD	GSC	10/18/22	EGP	528	26	1
EGP/USD	JPM	10/18/22	EGP	777	39	—
EUR/HUF	GSC	11/30/22	HUF	(170,416)	(388)	12
EUR/PLN	CIT	12/21/22	PLN	(816)	(162)	5
EUR/PLN	GSC	12/21/22	PLN	(625)	(124)	3
EUR/RON	CIT	12/09/22	RON	(315)	(62)	1
EUR/RON	GSC	12/09/22	RON	(319)	(62)	2
EUR/RON	JPM	12/09/22	RON	(314)	(62)	1
EUR/USD	CIT	10/05/22	EUR	229	224	(4)
EUR/USD	GSC	10/05/22	EUR	261	256	(4)
EUR/USD	GSC	10/05/22	EUR	129	127	2
EUR/USD	JPM	10/05/22	EUR	127	125	(3)
EUR/USD	JPM	10/05/22	EUR	58	57	—
EUR/USD	SSB	10/05/22	EUR	191	187	(3)
EUR/USD	GSC	10/20/22	EUR	3,608	3,540	(161)
HUF/EUR	CIT	11/30/22	EUR	(188)	(185)	(7)
HUF/EUR	GSC	11/30/22	EUR	(181)	(178)	(10)
HUF/EUR	CIT	12/21/22	EUR	(151)	(149)	(6)
HUF/EUR	GSC	12/21/22	EUR	(176)	(174)	(8)
IDR/USD	CIT	12/15/22	IDR	1,633,062	107	(2)
ILS/USD	GSC	11/30/22	ILS	—	—	—
MXN/USD	CIT	12/21/22	MXN	5,466	268	—
MXN/USD	GSC	12/21/22	MXN	2,722	133	(1)
PEN/USD	JPM	12/21/22	PEN	143	36	(1)
RON/EUR	CIT	12/21/22	EUR	(490)	(483)	(2)
SGD/USD	JPM	10/14/22	SGD	803	559	(12)
SGD/USD	JPM	10/14/22	SGD	249	173	1
USD/BRL	CIT	10/04/22	BRL	(93)	(17)	—
USD/BRL	GSC	10/04/22	BRL	(967)	(179)	5
USD/BRL	JPM	10/04/22	BRL	(269)	(50)	2
USD/BRL	CIT	11/03/22	BRL	(1,049)	(193)	7
USD/BRL	JPM	11/03/22	BRL	(147)	(27)	1
USD/CLP	GSC	12/12/22	CLP	(283,975)	(290)	26
USD/CNY	GSC	12/21/22	CNY	(3,526)	(499)	4
USD/COP	CIT	12/12/22	COP	(805,368)	(172)	7
USD/COP	JPM	12/12/22	COP	(659,816)	(141)	5
USD/EGP	CIT	10/18/22	EGP	(1,681)	(84)	1
USD/EGP	JPM	10/18/22	EGP	(1,218)	(61)	—
USD/EUR	GSC	10/05/22	EUR	(223)	(219)	4
USD/EUR	JPM	10/05/22	EUR	(60)	(58)	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	10/05/22	EUR	(173)	(170)	4
USD/EUR	SSB	10/05/22	EUR	(190)	(186)	2
USD/EUR	GSC	10/20/22	EUR	(17,669)	(17,336)	787
USD/GBP	GSC	10/20/22	GBP	(9,550)	(10,667)	(418)
USD/GBP	GSC	10/20/22	GBP	(3,319)	(3,707)	275
USD/KRW	CIT	12/21/22	KRW	(247,654)	(174)	5
USD/RUB	GSC	10/25/22	RUB	(12,623)	(204)	(30)
USD/SGD	CIT	10/14/22	SGD	(152)	(106)	3
USD/SGD	JPM	10/14/22	SGD	(651)	(453)	13
USD/TRY	CIT	12/21/22	TRY	(2,506)	(122)	3
USD/TRY	GSC	12/21/22	TRY	(2,735)	(134)	(1)
USD/TRY	GSC	12/21/22	TRY	(1,308)	(64)	2
USD/TRY	JPM	12/21/22	TRY	(6,846)	(334)	8
USD/TRY	SCB	12/21/22	TRY	(1,571)	(77)	2
USD/TWD	CIT	10/20/22	TWD	(9,799)	(309)	3
USD/TWD	JPM	10/20/22	TWD	(3,507)	(111)	(1)
USD/ZAR	JPM	12/21/22	ZAR	(4,831)	(265)	—
ZAR/USD	CIT	12/21/22	ZAR	7,482	410	(9)
					(31,114)	478

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
CREDIT
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	3M LIBOR +0.00% (M)	GSC	11/11/22	26,854	—	(2,401)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	353,143	—	353,143
Government And Agency Obligations	—	334,428	—	334,428
Non-U.S. Government Agency Asset-Backed Securities	—	85,265	1,665	86,930
Senior Floating Rate Instruments	—	6,032	—	6,032
Short Term Investments	23,292	—	—	23,292
	23,292	778,868	1,665	803,825
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9,130	—	—	9,130
Centrally Cleared Interest Rate Swap Agreements	—	343	—	343
Centrally Cleared Credit Default Swap Agreements	—	207	—	207
Open Forward Foreign Currency Contracts	—	1,204	—	1,204
	9,130	1,754	—	10,884
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(366)	—	—	(366)
Centrally Cleared Interest Rate Swap Agreements	—	(663)	—	(663)
Open Forward Foreign Currency Contracts	—	(726)	—	(726)
OTC Total Return Swap Agreements	(2,401)	—	—	(2,401)
	(2,767)	(1,389)	—	(4,156)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.5%
Financials 29.0%
Ameriprise Financial, Inc.	51	12,781
Aon Global Limited - Class A	42	11,169
Assurant, Inc.	174	25,355
Bank of America Corporation	416	12,577
Berkshire Hathaway Inc. - Class B (a)	191	50,906
Chubb Limited	126	22,981
CME Group Inc. - Class A	103	18,171
Comerica Incorporated	470	33,430
JPMorgan Chase & Co.	221	23,116
MetLife, Inc.	350	21,253
Morgan Stanley	386	30,518
The Charles Schwab Corporation	209	15,005
The Goldman Sachs Group, Inc.	63	18,329
The Hartford Financial Services Group, Inc.	130	8,043
The PNC Financial Services Group, Inc.	43	6,433
The Progressive Corporation	152	17,703
U.S. Bancorp	451	18,196
Voya Financial, Inc. (b)	353	21,351
		367,317
Health Care 19.2%
AbbVie Inc.	126	16,940
Becton, Dickinson and Company	174	38,775
Danaher Corporation	78	20,062
Eli Lilly and Company	57	18,447
Gilead Sciences, Inc.	104	6,394
Humana Inc.	32	15,666
Laboratory Corporation of America Holdings	52	10,605
McKesson Corporation	57	19,467
Medtronic, Inc.	328	26,468
Merck & Co., Inc.	153	13,185
Organon & Co.	423	9,900
Sanofi - ADR	648	24,647
UnitedHealth Group Incorporated	46	23,111
		243,667
Industrials 12.8%
Caterpillar Inc.	80	13,090
Eaton Corporation Public Limited Company	164	21,911
Howmet Aerospace Inc.	191	5,920
Hubbell Incorporated	104	23,263
Ingersoll Rand Inc.	421	18,201
L3Harris Technologies, Inc.	72	14,923
Northrop Grumman Corporation	27	12,566
Quanta Services, Inc.	76	9,687
Raytheon Technologies Corporation	405	33,190
Regal Beloit Corporation	62	8,705
		161,456
Energy 10.9%
ConocoPhillips	98	10,029
Devon Energy Corporation	195	11,754
EOG Resources, Inc.	57	6,366
EQT Corporation	162	6,588
Exxon Mobil Corporation	589	51,393
Halliburton Company	242	5,961
Hess Corporation	158	17,202
Marathon Petroleum Corporation	214	21,271
Schlumberger Limited	194	6,960
		137,524
Information Technology 7.2%
Applied Materials, Inc.	102	8,380
Cisco Systems, Inc.	776	31,039
Corning Incorporated	386	11,200
Dolby Laboratories, Inc. - Class A	186	12,146
Hewlett Packard Enterprise Company	1,322	15,833
Qualcomm Incorporated	111	12,560
		91,158
Utilities 5.5%
Constellation Energy Group, Inc.	431	35,852
Exelon Corporation	645	24,148
Nextera Energy Partners, LP (b)	136	9,872
		69,872
Communication Services 5.2%
Alphabet Inc. - Class A (a)	123	11,785
Comcast Corporation - Class A	766	22,475
Omnicom Group Inc.	158	9,958
The Interpublic Group of Companies, Inc.	640	16,391
Vodafone Group Public Limited Company - ADR	476	5,392
		66,001
Consumer Staples 4.0%
Archer-Daniels-Midland Company	167	13,424
British American Tobacco P.L.C. - ADR	376	13,353
Bunge Limited	157	12,939
PepsiCo, Inc.	64	10,395
		50,111
Consumer Discretionary 2.5%
General Motors Company	429	13,769
International Game Technology PLC	1,155	18,247
		32,016
Materials 1.2%
Freeport-McMoRan Inc.	553	15,107
Total Common Stocks (cost $1,382,415)		1,234,229
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.3%
JNL Government Money Market Fund, 2.68% (c) (d)	54,674	54,674
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	878	878
Total Short Term Investments (cost $55,552)		55,552
Total Investments 101.9% (cost $1,437,967)		1,289,781
Other Assets and Liabilities, Net (1.9)%		(24,045)
Total Net Assets 100.0%		1,265,736

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	1,234,229	—	—	1,234,229
Short Term Investments	55,552	—	—	55,552
	1,289,781	—	—	1,289,781

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 42.1%
Mortgage-Backed Securities 26.5%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/48 - 02/01/52	25,209	23,552
3.50%, 06/01/48	137	125
3.00%, 04/01/52 - 08/01/52	9,587	8,345
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	44,629	41,745
3.50%, 03/01/48 - 02/01/50	4,616	4,217
3.00%, 03/01/50 - 07/01/52	7,949	6,953
TBA, 4.50%, 10/15/52 - 11/15/52 (a)	8,800	8,371
TBA, 2.50%, 11/15/52 (a)	4,000	3,356
TBA, 3.00%, 11/15/52 (a)	41,295	35,881
TBA, 3.50%, 11/15/52 (a)	113,150	101,676
TBA, 4.00%, 11/15/52 (a)	87,120	80,674
Government National Mortgage Association
TBA, 4.50%, 10/15/52 - 11/15/52 (a)	5,800	5,539
TBA, 3.50%, 11/15/52 (a)	12,600	11,438
TBA, 4.00%, 11/15/52 (a)	6,900	6,431
		338,303
U.S. Treasury Note 5.9%
Treasury, United States Department of
2.25%, 10/31/24 (b)	37,000	35,520
2.63%, 01/31/26	10,300	9,788
2.38%, 03/31/29	11,900	10,777
3.88%, 09/30/29	19,200	19,119
		75,204
U.S. Treasury Inflation Indexed Securities 5.1%
Treasury, United States Department of
0.38%, 01/15/27 - 07/15/27 (c)	1,135	1,060
0.75%, 07/15/28 - 02/15/45 (c)	6,712	5,712
0.88%, 01/15/29 - 02/15/47 (c)	12,528	11,313
0.25%, 07/15/29 - 02/15/50 (c)	19,102	16,448
0.13%, 07/15/30 - 07/15/31 (c)	8,751	7,693
0.63%, 07/15/32 - 02/15/43 (c)	12,012	10,855
2.13%, 02/15/40 - 02/15/41 (c)	545	564
1.38%, 02/15/44 (c)	509	452
1.00%, 02/15/46 - 02/15/49 (c)	13,714	11,135
		65,232
Sovereign 4.5%
Buenos Aires City S.A.
59.45%, (BADLAR + 3.25%), 03/29/24, ARS (d)	61,987	205
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (e)	7,914	2,056
6.35%, 08/12/28, PEN (f)	338	78
6.35%, 08/12/28, PEN (e)	4,263	980
5.94%, 02/12/29, PEN (e)	1,869	413
5.94%, 02/12/29, PEN	5,932	1,314
6.95%, 08/12/31, PEN (e)	1,223	275
6.15%, 08/12/32, PEN	4,069	851
6.15%, 08/12/32, PEN (e)	924	193
5.40%, 08/12/34, PEN (e)	502	95
5.35%, 08/12/40, PEN (e)	146	25
Gobierno de la Provincia de Buenos Aires
49.10%, (BADLAR + 3.75%), 04/12/25, ARS (d) (f)	6,440	20
Ministry of Finance
3.80%, 05/13/60 (f)	2,434	1,824
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 06/23/47 (f) (g) (h)	16,496	7,599
0.00%, 06/23/27 - 06/23/47 (e) (f) (g) (h)	3,600	1,752
5.88%, 09/16/43 (e) (f)	200	103
Presidencia De La Nacion
22.98%, (BADLAR + 0.00%), 10/04/22, ARS (d)	154	—
15.50%, 10/17/26, ARS	63,437	48
1.00%, 07/09/29	563	110
0.50%, 07/09/30 (i)	6,961	1,380
1.50%, 07/09/35 - 07/09/46 (i)	4,464	812
3.88%, 01/09/38 (i)	3,720	749
3.50%, 07/09/41 (i)	2,665	556
Presidencia de la Republica de Colombia
4.00%, 02/26/24	4,012	3,903
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (j)	5,970	439
Romania, Government of
2.13%, 03/07/28, EUR	1,200	908
1.75%, 07/13/30, EUR (e)	100	63
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	21,585
8.00%, 01/31/30, ZAR	10,200	483
8.25%, 03/31/32, ZAR	12,200	555
8.88%, 02/28/35, ZAR	8,800	398
8.75%, 02/28/49, ZAR	5,800	242
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,344
6.13%, 10/24/28	600	476
7.63%, 04/26/29	1,330	1,132
5.25%, 03/13/30	3,400	2,418
5.75%, 05/11/47	800	482
		57,866
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
1.40%, 03/25/23, ARS (k)	119,171	1,143
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/33 (l)	21	12
0.00%, 11/01/43 (i)	81	41
		53
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	25
Total Government And Agency Obligations (cost $606,844)		537,826
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.2%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 3.34%, (1 Month USD LIBOR + 0.26%), 09/25/36 (d) (i)	5,989	5,919
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 4.10%, (1 Month USD LIBOR + 1.02%), 04/25/34 (d) (i)	4,729	4,496
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 3.72%, (1 Month USD LIBOR + 0.64%), 03/25/30 (d)	1,247	1,094
Alba 2006-2 PLC
Series 2006-D-2, 2.44%, (SONIA + 0.58%), 12/15/38, GBP (d) (f)	1,131	1,111
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 5.11%, (1 Month USD LIBOR + 2.03%), 07/25/35 (d) (i)	2,796	2,645
Series 2005-A3-38, REMIC, 3.78%, (1 Month USD LIBOR + 0.70%), 09/25/35 (d) (i)	249	216
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	754	596
Series 2005-2A3A-AR1, REMIC, 3.78%, (1 Month USD LIBOR + 0.70%), 10/25/35 (d) (i)	8,273	7,072
Series 2005-1A1-59, REMIC, 3.65%, (1 Month USD LIBOR + 0.66%), 11/20/35 (d) (i)	1,635	1,443
Series 2005-A1-81, REMIC, 3.64%, (1 Month USD LIBOR + 0.56%), 02/25/36 (d) (i)	816	682
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 2.56%, (1 Month USD LIBOR + 0.20%), 12/20/46 (d) (i)	1,538	1,289
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,191	1,978
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,953	1,618
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 2.88%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	7,666	6,773
BAMLL Commercial Mortgage Securities Trust 2019-AHT
Series 2019-A-AHT, REMIC, 4.02%, (1 Month USD LIBOR + 1.20%), 03/15/34 (d)	7,010	6,791

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 3.67%, (1 Month USD LIBOR + 0.68%), 02/20/35 (d) (i)	3,660	3,433
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	375	362
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 7.12%, 04/26/37 (d)	3,636	1,951
Bear Stearns ARM Trust
Series 2005-12A1-8, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 10/25/35 (d) (i)	2,090	1,987
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	867
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 4.46%, (1 Month USD LIBOR + 1.65%), 10/16/23 (d)	2,200	2,052
Series 2021-D-ARIA, REMIC, 4.71%, (1 Month USD LIBOR + 1.90%), 10/16/23 (d)	2,400	2,251
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 3.32%, (1 Month USD LIBOR + 0.24%), 07/25/36 (d) (i)	7,130	5,640
CBAM 2018-5 Ltd
Series 2018-A-5A, 3.76%, (3 Month USD LIBOR + 1.02%), 04/17/31 (d)	1,100	1,069
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 10/25/36 (d) (i)	5,849	4,728
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A
Series 2004-A1-1A, REMIC, 3.36%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (i)	248	235
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,217	575
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,107
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	127	126
Citigroup Mortgage Loan Trust 2006-4
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	2,726	2,622
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 3.65%, 11/25/37 (d)	3,650	3,264
COMM 2012-CR10 Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	93	92
Commonbond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	4,098	3,843
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,094	1,272
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.76%, 08/26/36 (d)	1,362	1,310
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	493	292
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 3.05%, 06/26/36 (d)	2,092	1,584
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 3.31%, (1 Month USD LIBOR + 0.23%), 09/25/35 (d) (i)	14,200	12,731
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 3.22%, (1 Month USD LIBOR + 0.14%), 05/25/35 (d) (i)	893	874
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 4.36%, (1 Month USD LIBOR + 1.28%), 07/25/34 (d) (i)	819	793
Series 2004-M4-AB2, REMIC, 4.36%, (1 Month USD LIBOR + 1.28%), 11/25/34 (d) (i)	2,369	1,852
Series 2005-MV6-7, REMIC, 4.28%, (1 Month USD LIBOR + 1.20%), 08/25/35 (d) (i)	4,000	3,477
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 3.48%, (1 Month USD LIBOR + 0.40%), 04/25/46 (d) (i)	2,439	2,002
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	300	290
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 4.06%, (1 Month USD LIBOR + 0.98%), 01/25/36 (d) (i)	5,905	4,905
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 2.51%, (SONIA + 0.67%), 06/13/45, GBP (d) (f)	11,954	10,163
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 2.66%, (SONIA + 0.82%), 09/13/45, GBP (d) (f)	34	36
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 3.47%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	12,821	12,533
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 3.22%, (1 Month USD LIBOR + 0.14%), 01/25/37 (d) (i)	14,939	7,659
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 3.48%, (3 Month USD LIBOR + 0.97%), 10/15/30 (d)	7,000	6,838
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 3.77%, (1 Month USD LIBOR + 0.69%), 10/25/35 (d) (i)	13,340	11,106
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 03/25/36 (d) (i)	3,888	1,926
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.96%, 04/28/37 (d)	23,904	7,077
GSR Mortgage Loan Trust 2005-10
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (d) (i)	2,993	2,647
GSR Mortgage Loan Trust 2005-4
Series 2004-1AF-4, REMIC, 3.48%, (1 Month USD LIBOR + 0.40%), 06/25/34 (d)	4,287	3,638
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 3.41%, (1 Month USD LIBOR + 0.40%), 07/21/36 (d) (i)	3,803	2,070
Harley Marine Financing LLC
Series 2018-A2-1A, 6.68%, 05/15/43 (i)	173	169
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 4.74%, (3 Month USD LIBOR + 1.76%), 05/23/39 (d)	9,846	9,132
IndyMac INDX Mortgage Loan Trust 2006-AR11
Series 2006-3A1-AR11, REMIC, 3.06%, 06/25/36 (d)	2,359	1,504
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 3.48%, (1 Month USD LIBOR + 0.40%), 05/25/35 (d)	964	656
J.P. Morgan Alternative Loan Trust 2006-A5
Series 2006-1A1-A5, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 10/25/36 (d) (i)	1,099	979
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 4.16%, (1 Month USD LIBOR + 1.08%), 07/25/35 (d)	8,292	7,853
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (d)	2,600	2,429
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 4.27%, (1 Month USD LIBOR + 1.45%), 11/17/36 (d) (i)	17,100	16,545
LUXE Trust 2021-MLBH
Series 2021-D-MLBH, REMIC, 4.87%, (1 Month USD LIBOR + 2.05%), 11/15/24 (d)	8,500	8,134
Madison Park Funding XLI, Ltd.
Series AR-12A, 3.59%, (3 Month USD LIBOR + 0.83%), 04/22/27 (d)	4,715	4,641
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 2.16%, (SONIA + 1.22%), 10/15/48, GBP (d) (f)	4,016	4,018
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 3.98%, (1 Month USD LIBOR + 0.90%), 01/25/35 (d) (i)	5,168	5,037
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (e) (i)	1,189	706
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,579
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-D-SUN, REMIC, 4.47%, (1 Month USD LIBOR + 1.65%), 07/16/35 (d) (i)	9,562	9,110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Morgan Stanley Capital I Trust 2021-230P
Series 2021-D-230P, REMIC, 5.20%, (1 Month USD LIBOR + 2.38%), 12/15/23 (d)	2,929	2,811
Series 2021-E-230P, REMIC, 5.89%, (1 Month USD LIBOR + 3.08%), 12/15/23 (d)	5,417	5,105
Morgan Stanley Resecuritization Trust 2014-R3
Series 2014-2AD-R3, REMIC, 5.31%, 07/28/48 (d)	3,166	3,093
Navient Funding, LLC
Series 2006-A5-B, REMIC, 3.56%, (3 Month USD LIBOR + 0.27%), 12/15/39 (d)	1,621	1,535
Newgate Funding PLC
Series 2007-A3-2X, 2.90%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (d) (f)	3,996	4,122
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 03/25/37 (d) (i)	39,597	15,052
Pagaya AI Debt Selection Trust 2021-5
Series 2021-A-5, 1.53%, 08/15/29	4,746	4,582
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 3.78%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	2,096	2,071
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 4.12%, (1 Month USD LIBOR + 1.04%), 05/25/35 (d) (i)	4,461	3,457
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 3.94%, (1 Month USD LIBOR + 0.86%), 08/25/35 (d) (i)	4,020	3,768
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (d)	879	752
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 3.88%, (1 Month USD LIBOR + 0.80%), 03/25/35 (d) (i)	802	700
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 3.73%, (1 Month USD LIBOR + 0.65%), 01/25/35 (d) (i)	395	385
Series 2005-M2-FR3, REMIC, 4.06%, (1 Month USD LIBOR + 0.98%), 04/25/35 (d) (i)	1,115	822
Series 2006-M3-OP1, REMIC, 3.70%, (1 Month USD LIBOR + 0.62%), 10/25/35 (d) (i)	10,747	10,497
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 3.79%, (1 Month USD LIBOR + 0.71%), 10/25/35 (d) (i)	4,975	4,455
S-JETS 2017-1 Limited
Series 2017-A-1, 3.97%, 08/15/25 (i)	1,097	886
SMB Private Education Loan Trust 2022-B
Series 2022-A1B-B, REMIC, 3.33%, (SOFR 30-Day Average + 1.45%), 02/16/55 (d)	3,422	3,381
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	3,422	3,202
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 3.92%, (1 Month USD LIBOR + 0.84%), 08/25/35 (d) (i)	8,000	7,223
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 06/25/37 (d) (i)	18,178	10,937
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 3.85%, (SONIA + 2.00%), 03/12/52, GBP (d) (f) (i)	3,200	3,452
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 3.28%, (1 Month USD LIBOR + 0.20%), 06/25/37 (d) (i)	15,403	10,548
Towd Point Mortgage Trust
Series 2022-A1-4, 3.75%, 09/25/62 (m)	14,273	13,311
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 5.14%, (3 Month USD LIBOR + 1.57%), 09/20/39 (d)	1,816	1,730
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,210	2,116
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	838	829
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 3.33%, (1 Month USD LIBOR + 0.25%), 04/25/37 (d) (i)	35,051	13,583
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 3.86%, (1 Month USD LIBOR + 0.78%), 06/25/45 (d) (i)	1,935	1,819
Wamu Mortgage Pass-Through Certificates Series 2003-S10trust
Series 2005-1A3-AR10, REMIC, 3.84%, 09/25/35 (d)	1,503	1,359
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 1.80%, (12 Month Treasury Average + 0.70%), 04/25/47 (d)	1,203	1,007
Wells Fargo Commercial Mortgage Trust 2017-HSDB
Series 2017-A-HSDB, REMIC, 3.62%, (1 Month USD LIBOR + 0.85%), 12/15/31 (d) (i)	3,065	3,017
Series 2017-B-HSDB, REMIC, 3.87%, (1 Month USD LIBOR + 1.10%), 12/15/31 (d) (i)	2,542	2,458
Series 2017-D-HSDB, REMIC, 4.62%, (1 Month USD LIBOR + 1.84%), 12/15/31 (d) (i)	178	168
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 3.24%, 12/25/37 (d)	641	575
WFRBS Commercial Mortgage Trust 2013-C15
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	170	168
Total Non-U.S. Government Agency Asset-Backed Securities (cost $445,341)		398,470
CORPORATE BONDS AND NOTES 25.6%
Financials 9.0%
Ally Financial Inc.
8.00%, 11/01/31	2	2
Avolon Holdings Funding Limited
2.53%, 11/18/27 (e)	2,605	2,060
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	420
Barclays Bank PLC
7.63%, 11/21/22	220	219
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (n)	3,480	3,191
7.13%, (100, 06/15/25), GBP (n) (o)	600	579
7.25%, (100, 03/15/23), GBP (f) (n) (o)	2,900	3,104
7.75%, (100, 09/15/23) (n) (o)	5,700	5,265
Corsair International Limited
5.47%, (6 Month EURIBOR + 4.85%), 11/24/26, EUR (d) (m)	1,000	904
5.83%, (6 Month EURIBOR + 5.20%), 01/28/29, EUR (d) (e) (m)	1,000	919
Credit Suisse Group AG
7.25%, (100, 09/12/25) (e) (n)	200	153
7.50%, (100, 07/17/23) (e) (n)	1,100	946
7.50%, (100, 07/17/23) (f) (n)	3,300	2,838
7.50%, (100, 12/11/23) (e) (n) (o)	2,600	2,398
6.50%, 08/08/23 (e) (o)	1,800	1,778
3.09%, 05/14/32 (e)	1,250	879
6.54%, 08/12/33 (e) (o)	2,300	2,071
Deutsche Bank Aktiengesellschaft
3.96%, 11/26/25	2,178	2,032
3.04%, 05/28/32 (o)	9,500	6,816
Ford Motor Credit Company LLC
3.55%, 10/07/22	928	927
2.75%, 06/14/24, GBP	1,900	1,909
1.74%, 07/19/24, EUR	800	720
1.32%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (d)	100	92
5.13%, 06/16/25	3,600	3,397
3.25%, 09/15/25, EUR	1,100	974
3.38%, 11/13/25	6,500	5,750
2.33%, 11/25/25, EUR	1,700	1,454
HSBC Holdings PLC
6.00%, (100, 09/29/23), EUR (f) (n) (o)	200	192
3.97%, 05/22/30	600	507
2.85%, 06/04/31 (o)	5,040	3,856

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
ING Groep N.V.
4.88% (f) (n) (o)	3,424	2,397
Intesa Sanpaolo SPA
7.75%, (100, 01/11/27), EUR (f) (n) (o)	8,300	7,179
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (n) (o)	5,342	4,625
7.50%, (100, 06/27/24) (n) (o)	1,300	1,192
7.63%, (100, 06/27/23), GBP (f) (n) (o)	1,650	1,872
7.88%, (100, 06/27/29), GBP (f) (n) (o)	1,600	1,546
Nationwide Building Society
10.25%, GBP (n)	445	606
4.30%, 03/08/29 (e)	1,600	1,424
NatWest Group PLC
6.00%, (100, 12/29/25) (n) (o)	5,884	5,134
4.89%, 05/18/29 (o)	200	182
5.08%, 01/27/30 (o)	2,800	2,547
4.45%, 05/08/30 (o) (p)	2,000	1,750
Navient Corporation
5.50%, 01/25/23	1,590	1,590
Onemain Finance Corporation
5.63%, 03/15/23	2,745	2,738
Owl Rock Capital Corporation
2.88%, 06/11/28	4,600	3,507
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (i)	73	73
8.20%, 04/06/28 (e)	218	219
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (n) (o)	2,780	2,852
3.82%, 11/03/28 (o)	1,800	1,548
Sitka Holdings, LLC
6.75%, (3 Month USD LIBOR + 4.50%), 07/06/26 (d) (e)	975	918
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (f) (i) (n)	4,401	3,941
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (e)	200	195
UniCredit S.p.A.
7.83%, 12/04/23 (e)	6,140	6,185
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (e)	2,540	2,316
Wells Fargo & Company
3.90%, (100, 03/15/26) (n)	2,200	1,881
		114,769
Consumer Discretionary 3.6%
Carvana Co.
5.50%, 04/15/27 (e)	120	65
4.88%, 09/01/29 (e)	1,400	683
10.25%, 05/01/30 (e) (p)	3,600	2,400
Expedia Group, Inc.
4.63%, 08/01/27 (q)	1,400	1,315
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (e)	6,149	4,974
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,077
Marriott International, Inc.
4.63%, 06/15/30 (q)	66	60
MCE Finance Limited
5.38%, 12/04/29 (e)	800	492
MGM China Holdings Limited
5.88%, 05/15/26 (e)	1,200	976
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (i)	124	128
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	2,000	1,843
4.35%, 09/17/27 (e)	4,300	3,695
4.81%, 09/17/30 (e)	300	244
Prosus N.V.
3.06%, 07/13/31 (f)	200	138
4.19%, 01/19/32 (e)	700	517
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	954	975
11.50%, 06/01/25 (e)	2,424	2,575
Sands China Ltd.
5.63%, 08/08/25 (i) (q)	6,033	5,454
4.30%, 01/08/26 (i) (q)	400	343
5.90%, 08/08/28 (i) (q)	2,000	1,689
4.88%, 06/18/30 (i) (q)	1,600	1,273
Studio City Company Limited
7.00%, 02/15/27 (e)	400	335
Viking Cruises Limited
13.00%, 05/15/25 (e)	1,600	1,661
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e) (p)	4,875	4,562
5.25%, 05/15/27 (e) (p)	4,300	3,789
Wynn Macau, Limited
5.13%, 12/15/29 (e)	1,400	917
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	4,600	4,520
		46,700
Communication Services 3.5%
Altice Financing S.A.
5.75%, 08/15/29 (e) (p)	1,275	976
Charter Communications Operating, LLC
4.40%, 12/01/61	3,600	2,311
DISH DBS Corporation
5.25%, 12/01/26 (e)	1,490	1,230
5.75%, 12/01/28 (e)	1,490	1,123
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	9,103	7,737
Netflix, Inc.
4.63%, 05/15/29, EUR (f)	500	458
3.88%, 11/15/29, EUR (f)	809	699
5.38%, 11/15/29 (e)	118	111
3.63%, 06/15/30, EUR (f)	8,611	7,199
4.88%, 06/15/30 (e)	300	274
Sprint Communications, Inc.
6.00%, 11/15/22	100	100
Sprint Corporation
7.88%, 09/15/23	15,367	15,582
7.13%, 06/15/24	1,600	1,626
7.63%, 03/01/26	47	49
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	5,344
		44,819
Utilities 3.0%
National Power Company Ukrenergo
6.88%, 11/09/28 (f)	400	76
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,750
4.25%, 08/01/23 - 03/15/46	5,580	5,132
3.40%, 08/15/24	721	688
3.50%, 06/15/25 (p)	577	537
3.45%, 07/01/25	963	897
2.95%, 03/01/26	690	610
3.30%, 03/15/27 - 12/01/27	1,347	1,148
3.00%, 06/15/28	3,343	2,742
3.75%, 07/01/28 - 08/15/42	1,014	843
4.55%, 07/01/30	7,255	6,224
4.40%, 03/01/32	1,000	823
4.50%, 07/01/40 - 12/15/41	888	642
4.45%, 04/15/42	237	167
4.60%, 06/15/43	108	77
4.75%, 02/15/44	209	151
4.30%, 03/15/45	11,143	7,451
4.00%, 12/01/46	30	19
3.95%, 12/01/47	700	445
4.95%, 07/01/50	3,530	2,604
5.25%, 03/01/52	1,000	767
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	480	436
4.38%, 06/01/39	530	474
4.45%, 12/01/47	2,800	2,452
Southern California Edison Company
4.88%, 03/01/49	500	416
		38,571

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Health Care 1.7%
Centene Corporation
2.45%, 07/15/28	3,300	2,675
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	1,134	987
5.63%, 03/15/27 (e)	4,746	3,655
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (e)	6,500	5,817
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (e)	5,000	4,463
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (e)	3,684	3,582
		21,179
Industrials 1.4%
American Airlines, Inc.
5.50%, 04/20/26 (e)	1,539	1,446
Bombardier Inc.
7.50%, 03/15/25 (e)	1,455	1,415
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (e)	6,000	3,831
Delta Air Lines, Inc.
7.00%, 05/01/25 (e)	614	619
General Electric Company
6.62%, (3 Month USD LIBOR + 3.33%), (100, 12/15/22) (d) (n)	1,468	1,380
Park Aerospace Holdings Limited
4.50%, 03/15/23 (e)	4,325	4,298
The Boeing Company
5.71%, 05/01/40 (q)	1,929	1,685
5.81%, 05/01/50 (q)	1,497	1,304
5.93%, 05/01/60 (p) (q)	2,230	1,916
		17,894
Energy 1.4%
Gaz Capital S.A.
0.00%, 01/24/24, EUR (f) (g) (h)	4,380	2,232
0.00%, 03/23/27 (f) (g) (h)	800	400
Gaz Finance PLC
0.00%, 06/29/27 (f) (g) (h)	200	100
0.00%, 01/27/29 (e) (f) (g) (h)	6,400	3,200
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	1	1
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (j)	1,590	38
Petroleos Mexicanos
5.95%, 01/28/31	1,146	774
6.70%, 02/16/32	12,389	8,715
6.95%, 01/28/60 (p)	1,190	658
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	65	57
5.75%, 09/30/39 (e)	705	652
Transocean Guardian Limited
5.88%, 01/15/24 (e)	21	20
Transocean Inc
7.25%, 11/01/25 (e)	150	115
7.50%, 01/15/26 (e)	259	191
8.00%, 02/01/27 (e)	340	236
Valaris Limited
8.25%, 04/30/28 (e) (r)	16	16
Valaris PLC
8.25%, 04/30/28 (r)	21	21
Western Midstream Operating, LP
3.56%, (3 Month USD LIBOR + 0.85%), 01/13/23 (d)	124	123
		17,549
Information Technology 1.2%
Broadcom Inc.
2.45%, 02/15/31 (e)	1,400	1,056
2.60%, 02/15/33 (e)	2,000	1,433
3.42%, 04/15/33 (e)	300	230
3.47%, 04/15/34 (e)	2,845	2,137
3.14%, 11/15/35 (e)	2,081	1,458
4.93%, 05/15/37 (e)	1,566	1,296
3.50%, 02/15/41 (e)	1,600	1,079
Commscope Finance LLC
8.25%, 03/01/27 (e)	8,000	6,619
Oracle Corporation
3.85%, 04/01/60	234	143
		15,451
Real Estate 0.6%
Country Garden Holdings Company Limited
5.13%, 01/17/25 (f)	1,800	618
3.13%, 10/22/25 (f)	400	134
2.70%, 07/12/26 (f)	400	127
3.88%, 10/22/30 (f)	400	112
EPR Properties
4.75%, 12/15/26	32	28
4.95%, 04/15/28	90	78
GLP Financing, LLC
5.25%, 06/01/25	54	52
5.30%, 01/15/29	268	244
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (f)	3,000	2,479
MPT Operating Partnership, L.P.
3.69%, 06/05/28, GBP	300	247
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	150
Uniti Group Inc.
7.88%, 02/15/25 (e)	3,171	3,089
6.50%, 02/15/29 (e)	507	340
		7,698
Consumer Staples 0.1%
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (e)	2,300	1,795
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (e) (q)	943	912
Total Corporate Bonds And Notes (cost $411,210)		327,337
SENIOR FLOATING RATE INSTRUMENTS 8.6%
Industrials 3.5%
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	5,700	5,512
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 9.76%, (3 Month USD LIBOR + 6.75%), 11/28/23 (d)	3,630	3,621
TransDigm, Inc.
2020 Term Loan F, 4.77%, (3 Month USD LIBOR + 2.25%), 06/09/23 (d)	3,949	3,778
2020 Term Loan, 4.77%, (3 Month USD LIBOR + 2.25%), 08/22/24 (d)	3,456	3,363
2020 Term Loan E, 4.77%, (3 Month USD LIBOR + 2.25%), 05/30/25 (d)	8,096	7,756
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 6.57%, (3 Month USD LIBOR + 3.50%), 04/04/25 (d)	4,936	4,821
2021 Term Loan B, 6.57%, (3 Month USD LIBOR + 3.50%), 02/16/27 (d)	12,650	12,307
United Airlines, Inc.
2021 Term Loan B, 6.53%, (3 Month USD LIBOR + 3.75%), 04/14/28 (d)	3,358	3,198
		44,356
Communication Services 1.5%
Cengage Learning, Inc.
2021 Term Loan B, 7.81%, (3 Month USD LIBOR + 4.75%), 06/29/26 (d)	4,220	3,811
iHeartCommunications, Inc.
2020 Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 05/01/26 (d)	4,382	4,107
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (d)	2,491	2,332
PUG LLC
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 01/31/27 (d)	96	83
Softbank Vision Fund II
Term Loan, 5.00%, (FIXED + 5.00%), 12/21/25 (m)	5,638	5,621

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Syniverse Holdings, Inc.
2022 Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 05/06/27 (d) (s)	341	292
2022 Term Loan, 9.46%, (1 Month Term SOFR + 7.00%), 05/06/27 (d)	204	175
Univision Communications Inc.
Term Loan C5, 5.27%, (1 Month USD LIBOR + 2.75%), 03/15/24 (d)	1,404	1,390
Windstream Services, LLC
2020 Exit Term Loan B, 8.77%, (1 Month USD LIBOR + 6.25%), 08/24/27 (d)	552	496
Zayo Group Holdings, Inc.
USD Term Loan , 5.52%, (1 Month USD LIBOR + 3.00%), 02/18/27 (d)	1,158	964
		19,271
Consumer Discretionary 1.4%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 12/23/24 (d)	10,720	10,453
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 06/19/25 (d)	396	390
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (d)	7	7
EUR Term Loan B, 3.98%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (d)	2,891	2,561
USD Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 06/29/25 (d)	784	710
2021 Incremental Term Loan B, 6.13%, (6 Month USD LIBOR + 3.25%), 10/08/28 (d)	1,059	923
PetSmart, Inc.
2021 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (d)	3,465	3,272
		18,316
Financials 1.0%
Avolon
Term Loan, 4.51%, (3 Month USD LIBOR + 1.50%), 02/05/27 (d)	33	32
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.76%, (1 Month USD LIBOR + 1.75%), 01/15/25 (d)	31	30
Ineos Finance PLC
Term Loan, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (d)	12,749	12,032
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 06/28/24 (d)	21	13
2020 Take Back Term Loan, 3.37%, (1 Month USD LIBOR + 1.00%), 06/30/25 (d)	66	33
		12,140
Information Technology 0.4%
Market Bidco Limited
Term Loan, 5.07%, (3 Month EURIBOR + 4.75%), 11/04/27 - 07/31/28, EUR (d)	3,058	2,623
MH Sub I, LLC
2017 1st Lien Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 08/09/24 (d)	2,806	2,669
SS&C European Holdings Sarl
2018 Term Loan B4, 4.27%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	117	113
SS&C Technologies Inc.
2018 Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	154	149
		5,554
Materials 0.4%
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, (3 Month USD LIBOR + 1.75%), 06/01/24 (d)	25	25
Waterlogic Group Holdings Limited
Term Loan, 0.00%, 07/14/28, EUR (d) (m) (s)	5,200	4,841
		4,866
Health Care 0.4%
Amsurg
Term Loan, 10.60%, (3 Month Term SOFR + 7.88%), 04/30/27 (d)	1,438	1,402
Term Loan, 14.08%, (3 Month Term SOFR + 11.50%), 04/30/27 (d)	3,479	3,189
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 11/09/25 (d)	87	80
		4,671
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 6.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (d)	445	413
Energy 0.0%
Westmoreland Coal Company
Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (d)	70	44
Total Senior Floating Rate Instruments (cost $116,540)		109,631
COMMON STOCKS 1.1%
Consumer Discretionary 0.5%
NMG Parent LLC (g) (m)	32	5,716
Communication Services 0.4%
Clear Channel Outdoor Holdings, Inc. (g)	515	706
iHeartMedia, Inc. (g) (j)	91	602
iHeartMedia, Inc. - Class A (g)	124	912
Intelsat Jackson Holdings, Ltd. (g) (m)	124	3,462
		5,682
Energy 0.1%
Noble Corporation PLC (g)	63	1,867
Westmoreland Coal Company (g) (m)	1	4
		1,871
Financials 0.1%
Credit Suisse Group AG - Class N	93	365
Voyager Common Shares (g) (m)	—	—
Voyager Preferred Units (g) (m)	2	664
		1,029
Real Estate 0.0%
CBL & Associates Properties, Inc. (p)	—	8
Uniti Group Inc.	55	379
		387
Total Common Stocks (cost $14,254)		14,685
RIGHTS 0.1%
Intelsat Jackson Holdings, Ltd. (g) (m)	13	57
Intelsat Jackson Holdings, Ltd. (g) (m)	13	65
Windstream Services, LLC (g) (m)	109	1,855
Total Rights (cost $898)		1,977
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (g) (m)	—	1
Intelsat Jackson Holdings, Ltd. (g) (m)	1	4
Total Warrants (cost $7)		5
OTHER EQUITY INTERESTS 0.0%
Intelsat Jackson Holdings S.A. (g) (m) (t)	4,728	—
Intelsat Jackson Holdings S.A. (g) (m) (t)	4,558	—
Intelsat Jackson Holdings S.A. (g) (m) (t)	3,661	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 9.6%
U.S. Treasury Bill 8.9%
Treasury, United States Department of
2.16%, 10/06/22 (u)	10,600	10,598
2.14%, 10/18/22 (b) (u)	6,300	6,293
1.89%, 10/20/22 (b) (u)	31,300	31,261
2.65%, 11/17/22 (b) (u)	7,500	7,473
3.60%, 01/17/23 (u)	58,800	58,214
		113,839
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 2.88% (v) (w)	6,997	6,997
Treasury Securities 0.2%
Presidencia De La Nacion
51.95%, 10/31/22, ARS (u)	110,540	338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
26.10%, 05/19/23, ARS (u)	360,000	1,557
		1,895
Total Short Term Investments (cost $122,742)		122,731
Total Investments 118.3% (cost $1,717,836)		1,512,662
Total Forward Sales Commitments(0.2)% (proceeds $2,542)		(2,519)
Other Derivative Instruments(0.6)%		(7,569)
Other Assets and Liabilities, Net (17.5)%		(224,278)
Total Net Assets 100.0%		1,278,296

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $267,068.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $144,612 and 11.3% of the Fund.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.2% of the Fund’s net assets.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) All or a portion of the security was on loan as of September 30, 2022.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(r) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(s) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) The coupon rate represents the yield to maturity.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
3.50%, 10/15/52	(2,800)	(2,519)
Total Government And Agency Obligations (proceeds $2,542)		(2,519)
Total Forward Sales Commitments (0.2%) (proceeds $2,542)		(2,519)

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 2.44%, 12/15/38	02/19/20	1,397	1,111	0.1
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,500	3,191	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	3,955	3,104	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	112	78	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	12/15/21	1,650	618	0.1
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/10/22	113	134	—
Country Garden Holdings Company Limited, 2.70%, 07/12/26	08/02/22	108	127	—
Country Garden Holdings Company Limited, 3.88%, 10/22/30	08/01/22	109	112	—
Credit Suisse Group AG, 7.50% (callable at 100, 07/17/23)	06/10/21	3,412	2,838	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 2.51%, 06/13/45	09/02/20	13,872	10,163	0.8
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 2.66%, 09/13/45	10/15/18	44	36	—
Gaz Capital S.A., 0.00%, 01/24/24	01/16/19	4,994	2,232	0.2
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	400	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	100	—
Gaz Finance PLC, 0.00%, 01/27/29	09/25/17	6,400	3,200	0.3
Gobierno de la Provincia de Buenos Aires, 49.10%, 04/12/25	09/19/19	47	20	—
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	230	192	—
ING Groep N.V., 4.88%	01/14/21	3,505	2,397	0.2
Intesa Sanpaolo SPA, 7.75% (callable at 100, 01/11/27)	01/07/21	11,803	7,179	0.6
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,739	2,479	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	6,671	4,625	0.4
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,125	1,872	0.2
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,600	1,546	0.1
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 2.16%, 10/15/48	02/19/20	5,091	4,018	0.3
Ministry of Finance, 3.80%, 05/13/60	05/12/20	2,828	1,824	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	1,788	1,496	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	1,313	1,232	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	09/25/17	158	176	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/01/22	139	220	—
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	153	223	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,400	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	09/25/17	943	1,400	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	300	—
Ministry of Finance of the Russian Federation, 5.88%, 09/16/43	09/25/17	112	103	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/25/17	225	176	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,869	2,728	0.2
National Power Company Ukrenergo, 6.88%, 11/09/28	09/29/22	72	76	—
Netflix, Inc., 4.63%, 05/15/29	10/23/18	574	458	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	699	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,062	7,199	0.6
Newgate Funding PLC, Series 2007-A3-2X, 2.90%, 12/15/50	11/28/17	5,103	4,122	0.3
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	1	1	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	12	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	12	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	7	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	7	—
Prosus N.V., 3.06%, 07/13/31	10/15/21	194	138	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	137	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	98	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	79	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	27	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	66	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	28	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	4	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	74	73	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,758	2,852	0.2
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,416	3,941	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 3.85%, 03/12/52	01/05/21	4,368	3,452	0.3
		123,650	86,538	6.8

JNL/PIMCO Income Fund– Unfunded Commitments
Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Amsurg LLC - Term Loan	262	(5)

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	December 2022	AUD	29,713	306	(362)
United States 10 Year Note	372	December 2022		43,647	(145)	(1,959)
United States 10 Year Ultra Bond	83	December 2022		10,484	(42)	(650)
United States 2 Year Note	15	January 2023		3,131	(2)	(50)
United States 5 Year Note	17	January 2023		1,894	(5)	(66)
					112	(3,087)
Short Contracts
3M SOFR Index	(53)	March 2024		(12,895)	5	205
3M SOFR Index	(46)	June 2024		(11,207)	6	175
3M SOFR Index	(35)	September 2024		(8,539)	6	131
3M SOFR Index	(32)	December 2024		(7,815)	6	118
3M SOFR Index	(27)	March 2025		(6,599)	5	97
3M SOFR Index	(25)	June 2025		(6,113)	5	89
3M SOFR Index	(29)	September 2025		(7,093)	6	103
3M SOFR Index	(23)	December 2025		(5,626)	5	81
3M SOFR Index	(31)	March 2026		(7,583)	7	108
3M SOFR Index	(27)	June 2026		(6,603)	6	93
Euro Bund	(82)	December 2022	EUR	(11,946)	(47)	581
Long Gilt	(136)	December 2022	GBP	(15,015)	117	2,125
United States Long Bond	(316)	December 2022		(42,934)	207	2,989
United States Ultra Bond	(254)	December 2022		(38,131)	413	3,333
					747	10,228

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.32	(M)	03/30/23	MXN	756,500	2	357
28-Day MEXIBOR (M)	Receiving	8.68	(M)	04/03/24	MXN	112,800	3	135
28-Day MEXIBOR (M)	Receiving	8.66	(M)	04/04/24	MXN	45,900	1	55
28-Day MEXIBOR (M)	Receiving	8.75	(M)	04/05/24	MXN	41,700	1	48
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	—	22
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	—	18
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	9
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	38
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	4
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	6
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	(1)	10
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	(5)	40
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	(1)	12
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	(2)	30
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	7
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(6)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	(25)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	(1)
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(5)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(3)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	—	(37)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	—	(73)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	135,800	—	(154)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	—	(35)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	—	(36)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	63,300	—	(71)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(1)	(323)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	(40)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(8)	(2,113)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(1)	(384)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(1)	(382)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(4)	(647)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(1)	(157)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(5)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	—	(55)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	—	(90)
3M JIBAR (Q)	Receiving	5.97	(Q)	03/10/26	ZAR	500	—	2
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	—	(55)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	—	(191)
3M JIBAR (Q)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	—	(133)
3M JIBAR (Q)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	—	(76)
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	4	311
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	3	208
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	15	1,430
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	11	850
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	11	852
3M LIBOR (Q)	Receiving	0.93	(S)	05/06/26		3,500	7	381
3M LIBOR (Q)	Receiving	0.50	(S)	06/16/26		35,800	77	3,981
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	142	10,737
3M LIBOR (Q)	Receiving	1.01	(S)	06/24/26		5,700	14	627
3M LIBOR (Q)	Receiving	1.25	(S)	12/15/26		1,200	3	160
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		2,700	8	447
3M LIBOR (Q)	Receiving	1.35	(S)	01/20/27		11,500	32	1,264
3M LIBOR (Q)	Receiving	1.45	(S)	02/17/27		8,300	22	888
3M LIBOR (Q)	Receiving	1.42	(S)	02/24/27		6,200	17	672
3M LIBOR (Q)	Receiving	1.24	(S)	05/12/28		1,800	6	252
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	8	419
3M LIBOR (Q)	Receiving	1.50	(S)	01/12/29		1,980	7	275
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	7	410
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	13	773
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	22	1,314
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	12	807
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	6	394
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	15	826
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	234	14,826
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	5	341
3M LIBOR (Q)	Receiving	0.75	(S)	06/16/31		33,500	123	5,264
3M LIBOR (Q)	Receiving	1.45	(S)	07/16/31		33,100	114	5,971
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	6	214
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	10	359
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	27	940
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	131	4,586
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	51	1,800
3M LIBOR (Q)	Receiving	1.25	(S)	06/16/51		4,800	51	937
3M LIBOR (Q)	Receiving	1.04	(S)	06/28/52		600	7	262
3M LIBOR (Q)	Paying	1.27	(S)	11/04/23		118,800	(32)	(1,702)
3M LIBOR (Q)	Paying	1.38	(S)	01/04/27		34,000	(108)	(3,681)
3M LIBOR (Q)	Paying	1.43	(S)	01/18/27		3,400	(9)	(364)
3M LIBOR (Q)	Paying	1.44	(S)	01/18/27		3,600	(12)	(383)
3M LIBOR (Q)	Paying	1.55	(S)	01/20/27		50,900	(142)	(5,019)
3M LIBOR (Q)	Paying	1.58	(S)	02/16/27		3,500	(9)	(356)
3M LIBOR (Q)	Paying	1.70	(S)	02/17/27		33,200	(89)	(3,096)
3M LIBOR (Q)	Paying	1.65	(S)	02/24/27		20,600	(56)	(1,970)
3M LIBOR (Q)	Paying	0.50	(S)	06/16/28		19,903	(65)	(2,461)
3M LIBOR (Q)	Paying	1.50	(S)	12/15/28		10,460	(36)	(1,669)
3M LIBOR (Q)	Paying	1.70	(S)	01/12/29		7,200	(26)	(891)
3M LIBOR (Q)	Paying	1.52	(S)	01/20/29		1,000	(3)	(138)
3M LIBOR (Q)	Paying	1.63	(S)	01/26/29		1,700	(6)	(224)
3M LIBOR (Q)	Paying	1.00	(S)	12/16/30		14,824	(48)	(3,285)
3M LIBOR (Q)	Paying	0.75	(S)	06/16/31		59,600	(191)	(8,643)
3M LIBOR (Q)	Paying	1.50	(S)	10/05/31		2,100	(8)	(379)
3M LIBOR (Q)	Paying	1.54	(S)	10/15/31		2,000	(7)	(355)
3M LIBOR (Q)	Paying	1.54	(S)	10/22/31		1,400	(5)	(249)
3M LIBOR (Q)	Paying	1.74	(S)	01/12/32		1,300	(5)	(215)
3M LIBOR (Q)	Paying	1.66	(S)	01/24/32		1,700	(6)	(293)
3M LIBOR (Q)	Paying	2.00	(S)	02/18/32		3,100	(11)	(452)
3M LIBOR (Q)	Paying	1.59	(S)	02/09/51		12,800	(148)	(4,196)
3M LIBOR (Q)	Paying	1.82	(S)	01/24/52		300	(4)	(87)
3M LIBOR (Q)	Paying	1.87	(S)	01/26/52		300	(4)	(84)
6M EURIBOR (S)	Receiving	(0.45)	(A)	12/29/23	EUR	600	—	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	(1)	32
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	(1)	21
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	(2)	44
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	(1)	31
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	12
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	(16)	1,095
6M EURIBOR (S)	Receiving	1.75	(A)	03/15/33	EUR	21,300	10	322
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	38	3,024
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	18	1,476
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	2,700	6	(100)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	36	(819)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	36	(811)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	50	(925)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	24	(447)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	92	(2,669)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(226)	2,121
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(137)	1,358
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	940,000	(37)	73
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	500,000	(44)	148
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	140,000	(13)	43
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	6	(11)
BRAZIBOR (A)	Receiving	12.67	(A)	01/02/23	BRL	1,400	—	1
BRAZIBOR (A)	Receiving	12.69	(A)	01/02/23	BRL	1,000	—	1
BRAZIBOR (A)	Receiving	12.74	(A)	01/02/23	BRL	2,500	—	1
BRAZIBOR (A)	Receiving	12.75	(A)	01/02/23	BRL	1,200	—	1
BRAZIBOR (A)	Receiving	12.76	(A)	01/02/23	BRL	2,600	—	1
BRAZIBOR (A)	Receiving	12.90	(A)	01/02/23	BRL	5,100	—	1
BRAZIBOR (A)	Receiving	12.93	(A)	01/02/23	BRL	600	—	—
BRAZIBOR (A)	Receiving	12.94	(A)	01/02/23	BRL	2,600	—	1
BRAZIBOR (A)	Receiving	12.95	(A)	01/02/23	BRL	6,400	—	1
BRAZIBOR (A)	Receiving	12.96	(A)	01/02/23	BRL	5,100	—	1
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	2,600	—	—
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	2,700	—	1
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	3,200	—	1
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	—	(51)
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	—	(153)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	—	(170)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(1)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(1)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(1)
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	1
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	1
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	1
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	1	3
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	1	2
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(1)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(1)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	1
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(1)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	1	3
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	03/16/42	GBP	1,400	8	733
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/52	GBP	8,600	58	5,091
Sterling Overnight Index Average Rate (A)	Receiving	2.00	(A)	03/15/53	GBP	7,000	45	62
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	(1)	(165)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	(1)	(162)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	(3)	(365)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(33)	(195)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(39)	(234)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(66)	(352)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(42)	(184)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(48)	(276)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(93)	(487)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(92)	(399)
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	54	846
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	26	433
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	38	600
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	27	427
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	29	721
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/29		350	1	36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	1.25	(A)	06/15/32	6,850	29	1,030
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24	13,600	(10)	(695)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	(7)	(203)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(9)	(233)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(12)	(143)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	(6)	(55)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	3,400	(130)	(130)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(539)	(15,032)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,570	(7)	(12)
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(7)	(63)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(7)	(58)
U.S. SOFR (A)	Paying	1.25	(A)	06/15/32	3,870	(15)	(391)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32	820	(3)	(84)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32	3,660	(16)	(353)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(12)	(107)
						(869)	12,564

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.87	1.00	06/20/23	(2,900)	3	—	—
AT&T Inc. (Q)	1.24	1.00	12/20/25	(500)	(4)	—	(10)
AT&T Inc. (Q)	1.28	1.00	06/20/26	(1,000)	(10)	(1)	(25)
Barclays Bank PLC (Q)	0.72	1.00	12/20/22	(1,500)	1	—	(8)
CDX.EM.28.V4 (Credit rating^: BBB) (Q)	N/A	1.00	12/20/22	(17,774)	(26)	2	63
CDX.EM.29.V4 (Credit rating^: BBB) (Q)	N/A	1.00	06/20/23	(3,485)	(19)	2	6
CDX.EM.30.V4 (Credit rating^: BBB) (Q)	N/A	1.00	12/20/23	(9,520)	(120)	7	—
CDX.EM.31.V3 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/24	(4,472)	(82)	(6)	(24)
CDX.EM.32.V4 (Credit rating^: A-) (Q)	N/A	1.00	12/20/24	(1,275)	(31)	(1)	(9)
CDX.EM.34.V2 (Credit rating^: BBB) (Q)	N/A	1.00	12/20/25	(3,008)	(283)	—	(148)
CDX.EM.36.V2 (Credit rating^: BBB) (Q)	N/A	1.00	12/20/26	(18,988)	(1,708)	(5)	(894)
CDX.EM.38 (Credit rating^: BBB) (Q)	N/A	1.00	12/20/27	(7,200)	(717)	(1)	(118)
CDX.NA.HY.34.V10 (Credit rating^: B+) (Q)	N/A	5.00	06/20/25	(364)	1	—	(27)
CDX.NA.HY.35.V2 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/25	(198)	1	1	(17)
CDX.NA.HY.36.V2 (Credit rating^: BB-) (Q)	N/A	5.00	06/20/26	(9,306)	(3)	28	(871)
CDX.NA.HY.37.V2 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/26	(2,772)	(14)	9	(166)
CDX.NA.HY.38.V2 (Credit rating^: BB-) (Q)	N/A	5.00	06/20/27	(61,776)	(1,398)	(46)	(2,637)
CDX.NA.HY.39 (Credit rating^: B+) (Q)	N/A	5.00	12/20/27	(33,200)	(1,362)	(25)	93
CDX.NA.IG.38 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(1,700)	—	—	(28)
CDX.NA.IG.39 (Credit rating^: BB) (Q)	N/A	1.00	12/20/27	(1,600)	(5)	—	(6)
EADS Finance (Q)	1.39	1.00	06/20/26	(6,500)	(87)	(4)	(253)
EADS Finance (Q)	1.76	1.00	06/20/28	(100)	(4)	—	(6)
Ford Motor Credit Company LLC (Q)	3.61	5.00	06/20/25	(400)	13	—	(8)
Ford Motor Credit Company LLC (Q)	3.76	5.00	12/20/25	(800)	28	—	(1)
General Electric Company (Q)	0.65	1.00	12/20/23	(200)	1	—	1
General Electric Company (Q)	1.26	1.00	06/20/26	(6,000)	(53)	(1)	(123)
General Electric Company (Q)	1.38	1.00	12/20/26	(600)	(9)	—	(15)
ITRAXX.EUR.37 (Credit rating^: BBB+) (Q)	N/A	1.00	06/20/27	(18,000)	(208)	14	(299)
ITRAXX.EUR.38 (Credit rating^: BBB+) (Q)	N/A	1.00	12/20/27	(1,000)	(15)	1	(4)
ITRAXX.EXJP.38 (Credit rating^: BBB+) (Q)	N/A	1.00	12/20/27	(4,600)	(166)	15	(25)
Rolls-Royce Group PLC (Q)	3.65	1.00	06/20/25	(4,400)	(285)	(1)	12
Rolls-Royce Group PLC (Q)	4.09	1.00	12/20/25	(4,600)	(402)	15	37
Rolls-Royce Group PLC (Q)	4.66	1.00	12/20/26	(1,300)	(167)	3	(122)
Rolls-Royce Group PLC (Q)	4.88	1.00	06/20/27	(2,400)	(354)	5	(167)
The Boeing Company (Q)	1.05	1.00	06/20/23	(4,300)	(2)	1	(19)
The Boeing Company (Q)	1.96	1.00	12/20/26	(400)	(14)	1	(11)
Verizon Communications Inc. (Q)	1.37	1.00	06/20/27	(2,200)	(34)	(2)	(33)
Verizon Communications Inc. (Q)	1.44	1.00	12/20/27	(2,100)	(42)	—	(17)
					(7,576)	11	(5,879)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3 Month SOFR Index Future, Dec. 2023	Call	98.00	12/15/23	55	(19)
3 Month SOFR Index Future, Dec. 2023	Put	96.50	12/15/23	55	(157)
					(176)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.38, 06/20/27	DUB	Put	1.40	12/21/22		3,800,000	(8)
CDX.NA.IG.38, 06/20/27	DUB	Put	1.35	12/21/22		3,700,000	(9)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.40	11/16/22		7,600,000	(8)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.50	12/21/22		7,600,000	(12)
CDX.NA.IG.38, 06/20/27	JPM	Put	1.35	11/16/22		4,000,000	(5)
ITRAXX.EUR.37, 06/20/27	BCL	Put	1.90	11/16/22	EUR	1,860,000	(2)
ITRAXX.EUR.37, 06/20/27	BCL	Put	2.00	12/21/22	EUR	1,800,000	(3)
ITRAXX.EUR.37, 06/20/27	GSC	Put	3.00	03/15/23	EUR	3,700,000	(4)
ITRAXX.EUR.37, 06/20/27	JPM	Put	1.90	11/16/22	EUR	1,860,000	(2)
							(53)
Interest Rate Swaptions
3M LIBOR, 12/05/24	BOA	Call	2.15	12/01/23		7,300,000	(9)
3M LIBOR, 04/04/25	CIT	Call	2.69	04/02/24		2,000,000	(6)
3M LIBOR, 12/16/32	DUB	Call	2.75	12/14/22		3,300,000	(9)
3M LIBOR, 10/17/24	DUB	Call	2.92	10/13/23		4,700,000	(10)
3M LIBOR, 04/10/25	DUB	Call	2.79	04/08/24		3,200,000	(11)
3M LIBOR, 11/02/32	GSC	Call	3.30	10/31/22		3,300,000	(18)
3M LIBOR, 11/04/23	GSC	Call	1.27	11/02/22		51,200,000	—
3M LIBOR, 11/04/23	GSC	Call	0.87	11/02/22		306,100,000	—
3M LIBOR, 10/17/24	GSC	Call	2.92	10/13/23		4,700,000	(10)
3M LIBOR, 10/24/24	GSC	Call	3.02	10/20/23		3,800,000	(9)
3M LIBOR, 10/25/24	GSC	Call	3.19	10/23/23		3,700,000	(11)
3M LIBOR, 10/25/24	GSC	Call	3.23	10/23/23		3,700,000	(11)
3M LIBOR, 10/25/24	GSC	Call	3.14	10/23/23		3,700,000	(10)
3M LIBOR, 10/27/24	GSC	Call	2.97	10/25/23		3,700,000	(9)
3M LIBOR, 10/31/24	GSC	Call	2.84	10/27/23		3,700,000	(8)
3M LIBOR, 11/07/24	GSC	Call	3.09	11/03/23		3,700,000	(10)
3M LIBOR, 11/14/24	GSC	Call	2.91	11/10/23		3,700,000	(9)
3M LIBOR, 11/21/24	GSC	Call	2.25	11/17/23		7,200,000	(9)
3M LIBOR, 11/22/24	GSC	Call	2.15	11/20/23		7,200,000	(9)
3M LIBOR, 12/11/24	GSC	Call	2.25	12/07/23		7,300,000	(10)
3M LIBOR, 04/04/25	GSC	Call	2.70	04/02/24		12,000,000	(36)
3M LIBOR, 04/10/25	GSC	Call	2.72	04/08/24		4,000,000	(13)
3M LIBOR, 12/05/24	BOA	Put	3.65	12/01/23		7,300,000	(62)
3M LIBOR, 04/04/25	CIT	Put	2.69	04/02/24		2,000,000	(27)
3M LIBOR, 12/16/32	DUB	Put	3.65	12/14/22		3,300,000	(57)
3M LIBOR, 10/17/24	DUB	Put	2.92	10/13/23		4,700,000	(63)
3M LIBOR, 04/10/25	DUB	Put	2.79	04/08/24		3,200,000	(41)
3M LIBOR, 11/02/32	GSC	Put	3.80	10/31/22		3,300,000	(20)
3M LIBOR, 11/04/23	GSC	Put	1.27	11/02/22		254,900,000	(8,310)
3M LIBOR, 10/17/24	GSC	Put	2.92	10/13/23		4,700,000	(63)
3M LIBOR, 10/24/24	GSC	Put	3.02	10/20/23		3,800,000	(47)
3M LIBOR, 10/25/24	GSC	Put	3.14	10/23/23		3,700,000	(43)
3M LIBOR, 10/25/24	GSC	Put	3.23	10/23/23		3,700,000	(41)
3M LIBOR, 10/25/24	GSC	Put	3.19	10/23/23		3,700,000	(42)
3M LIBOR, 10/27/24	GSC	Put	2.97	10/25/23		3,700,000	(47)
3M LIBOR, 10/31/24	GSC	Put	2.84	10/27/23		3,700,000	(49)
3M LIBOR, 11/07/24	GSC	Put	3.09	11/03/23		3,700,000	(44)
3M LIBOR, 11/14/24	GSC	Put	2.91	11/10/23		3,700,000	(49)
3M LIBOR, 11/21/24	GSC	Put	3.75	11/17/23		7,200,000	(57)
3M LIBOR, 11/22/24	GSC	Put	3.65	11/20/23		7,200,000	(61)
3M LIBOR, 12/11/24	GSC	Put	3.75	12/07/23		7,300,000	(58)
3M LIBOR, 04/04/25	GSC	Put	2.70	04/02/24		12,000,000	(163)
3M LIBOR, 04/10/25	GSC	Put	2.72	04/08/24		4,000,000	(53)
6M EURIBOR, 04/11/24	GSC	Call	0.55	04/05/23	EUR	9,700,000	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
6M EURIBOR, 04/13/24	GSC	Call	0.55	04/11/23	EUR	13,000,000	(1)
6M EURIBOR, 04/26/24	GSC	Call	0.70	04/24/23	EUR	9,400,000	(1)
6M EURIBOR, 04/28/24	GSC	Call	0.70	04/26/23	EUR	8,700,000	(1)
6M EURIBOR, 05/17/24	GSC	Call	0.55	05/15/23	EUR	8,400,000	(1)
6M EURIBOR, 04/11/24	GSC	Put	2.10	04/05/23	EUR	9,700,000	(91)
6M EURIBOR, 04/13/24	GSC	Put	2.10	04/11/23	EUR	13,000,000	(121)
6M EURIBOR, 04/26/24	GSC	Put	2.25	04/24/23	EUR	9,400,000	(80)
6M EURIBOR, 04/28/24	GSC	Put	2.25	04/26/23	EUR	8,700,000	(74)
6M EURIBOR, 05/17/24	GSC	Put	2.10	05/15/23	EUR	8,400,000	(82)
							(10,077)
Options on Securities
Federal National Mortgage Association, Inc., 4.50%, 11/15/52	JPM	Put	99.41	11/07/22		2,500,000	(109)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	11/16/22	AUD	10,572	6,766	(670)
BRL/USD	CIT	10/04/22	BRL	86,838	16,098	(410)
BRL/USD	CIT	01/04/23	BRL	86,838	15,760	(785)
CAD/USD	CIT	11/16/22	CAD	8,490	6,146	(430)
EUR/USD	BOA	11/16/22	EUR	1,168	1,148	21
GBP/USD	BCL	11/16/22	GBP	942	1,053	46
GBP/USD	BOA	11/16/22	GBP	1,869	2,089	(64)
GBP/USD	BOA	11/16/22	GBP	1,514	1,692	89
GBP/USD	CIT	11/16/22	GBP	6,439	7,195	(324)
GBP/USD	CIT	11/16/22	GBP	1,482	1,656	4
GBP/USD	DUB	11/16/22	GBP	1,248	1,394	(79)
IDR/USD	JPM	11/07/22	IDR	16,268,463	1,067	(16)
IDR/USD	BOA	11/10/22	IDR	23,274,168	1,527	(40)
IDR/USD	CIT	11/14/22	IDR	16,258,173	1,066	(25)
INR/USD	JPM	11/14/22	INR	1,721	21	—
JPY/USD	BOA	11/16/22	JPY	143,300	994	(32)
JPY/USD	GSC	11/16/22	JPY	3,458,700	24,002	(2,122)
MXN/USD	GSC	10/07/22	MXN	301,491	14,962	246
MXN/USD	CIT	10/27/22	MXN	2,275	112	2
MXN/USD	DUB	10/27/22	MXN	172,563	8,531	250
PEN/USD	CIT	10/03/22	PEN	2,665	669	(18)
PEN/USD	CIT	10/05/22	PEN	181	45	(1)
PEN/USD	GSC	10/14/22	PEN	158	40	(1)
PEN/USD	CIT	11/08/22	PEN	158	39	(1)
PEN/USD	BOA	11/21/22	PEN	271	68	(2)
PEN/USD	CIT	11/21/22	PEN	181	45	(2)
PEN/USD	GSC	11/29/22	PEN	899	224	(6)
PEN/USD	BOA	12/06/22	PEN	359	89	(2)
PEN/USD	CIT	12/06/22	PEN	486	121	(1)
PEN/USD	GSC	12/06/22	PEN	3,353	835	(7)
PEN/USD	CIT	12/15/22	PEN	2,665	663	(19)
PEN/USD	CIT	04/27/23	PEN	5,570	1,373	(38)
RUB/USD	GSC	10/07/22	RUB	88,958	1,472	532
RUB/USD	DUB	10/21/22	RUB	36,043	585	211
USD/AUD	CIT	11/16/22	AUD	(1,314)	(841)	33
USD/BRL	CIT	10/04/22	BRL	(86,838)	(16,098)	780
USD/CHF	CIT	11/16/22	CHF	(708)	(720)	34
USD/CNY	GSC	10/17/22	CNY	(424)	(60)	1
USD/EUR	BOA	11/16/22	EUR	(1,919)	(1,887)	66
USD/EUR	CIT	11/16/22	EUR	(58,590)	(57,598)	2,588
USD/GBP	BOA	11/16/22	GBP	(5,107)	(5,706)	(156)
USD/GBP	BOA	11/16/22	GBP	(966)	(1,079)	65
USD/GBP	CIT	11/16/22	GBP	(44,463)	(49,681)	4,059
USD/GBP	DUB	11/16/22	GBP	(1,597)	(1,784)	52
USD/MXN	CIT	10/27/22	MXN	(718)	(35)	—
USD/MXN	JPM	10/27/22	MXN	(919)	(45)	—
USD/MXN	CIT	12/09/22	MXN	(43,104)	(2,114)	—
USD/MXN	GSC	12/15/22	MXN	(935)	(46)	—
USD/MXN	GSC	12/21/22	MXN	(3,999)	(196)	1
USD/PEN	CIT	10/03/22	PEN	(2,665)	(669)	18
USD/PEN	CIT	10/05/22	PEN	(181)	(46)	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PEN	CIT	10/14/22	PEN	(158)	(40)	1
USD/PEN	CIT	12/12/22	PEN	(3,732)	(929)	40
USD/PEN	CIT	02/01/23	PEN	(5,382)	(1,335)	15
USD/PEN	BOA	02/06/23	PEN	(7,437)	(1,844)	50
USD/TWD	JPM	12/14/22	TWD	(110,300)	(3,493)	158
USD/TWD	BOA	03/15/23	TWD	(114,280)	(3,655)	227
USD/ZAR	BCL	11/08/22	ZAR	(81,171)	(4,470)	587
USD/ZAR	DUB	12/12/22	ZAR	(43,753)	(2,402)	382
USD/ZAR	BOA	01/09/23	ZAR	(52,675)	(2,885)	83
USD/ZAR	DUB	02/13/23	ZAR	(49,283)	(2,691)	260
USD/ZAR	GSC	05/12/23	ZAR	(29,204)	(1,582)	165
					(44,384)	5,817

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.59	1.00	12/20/22	(4,800)	6	(158)	164
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	1.65	1.00	12/20/24	(700)	(9)	(12)	3
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.82	1.00	06/20/23	(400)	1	(25)	26
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	2.37	1.00	06/20/26	(7,200)	(327)	(245)	(82)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.65	1.00	12/20/24	(500)	(7)	(8)	1
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	2.37	1.00	06/20/26	(10,600)	(480)	(360)	(120)
CDX.NA.HY.33.V13 (Credit rating^: BB) (Q)	CIT	N/A	5.00	12/20/24	(13,559)	1,252	2,258	(1,006)
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/17/59	(36,500)	(237)	(328)	91
CMBX.NA.AAA.11 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/18/54	(7,800)	(82)	60	(142)
CMBX.NA.AAA.11 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/18/54	(7,500)	(79)	(41)	(38)
CMBX.NA.AAA.13 (Credit rating^: AAA) (M)	GSC	N/A	0.50	12/16/72	(79,500)	(1,717)	(1,365)	(352)
CMBX.NA.AAA.6 (Credit rating^: AAA) (M)	GSC	N/A	0.50	05/11/63	(633)	1	4	(3)
CMBX.NA.AAA.9 (Credit rating^: AAA) (M)	GSC	N/A	0.50	09/17/58	(24,035)	(72)	48	(120)
Presidencia de la Republica de Colombia (Q)	BCL	2.81	1.00	12/20/26	(1,000)	(66)	(46)	(20)
Presidencia de la Republica de Colombia (Q)	CIT	3.07	1.00	06/20/27	(200)	(16)	(7)	(9)
Presidencia de la Republica de Colombia (Q)	GSC	2.36	1.00	06/20/27	(400)	(34)	(17)	(17)
Presidencia de la Republica de Colombia (Q)	JPM	2.36	1.00	06/20/27	(300)	(25)	(12)	(13)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	1.11	1.00	06/20/24	(3,300)	(5)	(56)	51
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.68	1.00	06/20/23	(1,700)	4	(13)	17
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.96	1.00	12/20/23	(1,700)	1	(26)	27
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.20	1.00	12/20/24	(1,500)	(5)	(12)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	1	7	(6)
South Africa, Parliament of (Q)	DUB	3.06	1.00	12/20/26	(1,200)	(90)	(53)	(37)
South Africa, Parliament of (Q)	GSC	2.22	1.00	06/20/24	(600)	(12)	(25)	13
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.66	1.00	12/20/23	(200)	(14)	(14)	—
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(700)	(87)	(78)	(9)
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	7.39	1.00	12/20/24	(500)	(62)	(61)	(1)
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	7.39	1.00	12/20/24	(1,810)	(224)	(224)	—
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	7.39	1.00	12/20/24	(100)	(12)	(10)	(2)
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	7.39	1.00	12/20/24	(200)	(25)	(23)	(2)
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	7.39	1.00	12/20/24	(1,300)	(161)	(146)	(15)
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	7.17	1.00	06/20/24	(200)	(20)	(19)	(1)
					(211,637)	(2,602)	(1,007)	(1,595)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
CREDIT
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	Federal Funds Effective Rate +0.00% (M)	BOA	10/17/22	1,644	—	(90)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	Federal Funds Effective Rate +0.00% (M)	BOA	10/17/22	822	—	(44)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	Federal Funds Effective Rate +0.00% (M)	BOA	12/01/22	843	—	(34)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	Federal Funds Effective Rate +0.00% (M)	BOA	12/15/22	838	—	(29)
					—	(197)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
INDEX
iBoxx Liquid High Yield Index (MT)	SOFR +2.96% (Q)	JPM	12/20/22	1,185	(2)	(54)
iBoxx Liquid High Yield Index (Q)	SOFR +2.93% (Q)	JPM	12/20/22	878	(1)	(29)
					(3)	(83)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	537,826	—	537,826
Non-U.S. Government Agency Asset-Backed Securities	—	385,159	13,311	398,470
Corporate Bonds And Notes	—	325,514	1,823	327,337
Senior Floating Rate Instruments	—	99,169	10,462	109,631
Common Stocks	3,872	967	9,846	14,685
Rights	—	—	1,977	1,977
Warrants	—	—	5	5
Other Equity Interests	—	—	—	—
Short Term Investments	6,997	115,734	—	122,731
	10,869	1,464,369	37,424	1,512,662
Liabilities - Securities
Government And Agency Obligations	—	(2,519)	—	(2,519)
Senior Floating Rate Instruments[1]	—	(5)	—	(5)
	—	(2,524)	—	(2,524)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10,228	—	—	10,228
Centrally Cleared Interest Rate Swap Agreements	—	84,399	—	84,399
Centrally Cleared Credit Default Swap Agreements	—	212	—	212
Open Forward Foreign Currency Contracts	—	11,068	—	11,068
OTC Credit Default Swap Agreements	—	400	—	400
	10,228	96,079	—	106,307
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,087)	—	—	(3,087)
Centrally Cleared Interest Rate Swap Agreements	—	(71,835)	—	(71,835)
Centrally Cleared Credit Default Swap Agreements	—	(6,091)	—	(6,091)
Exchange Traded Written Options	(176)	—	—	(176)
OTC Written Options	—	(10,239)	—	(10,239)
Open Forward Foreign Currency Contracts	—	(5,251)	—	(5,251)
OTC Credit Default Swap Agreements	—	(1,995)	—	(1,995)
OTC Total Return Swap Agreements	(197)	(83)	—	(280)
	(3,460)	(95,494)	—	(98,954)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 79.5%
Financials 32.9%
AerCap Ireland Capital Designated Activity Company
3.65%, (SOFR + 0.68%), 09/29/23 (a)	6,900	6,773
1.65%, 10/29/24	2,300	2,101
3.50%, 01/15/25	200	188
4.45%, 04/03/26	600	560
AIA Group Limited
3.60%, 04/09/29 (b)	1,200	1,105
AIB Group Public Limited Company
4.26%, 04/10/25 (b)	600	575
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,877
8.00%, 11/01/31	500	529
Antares Holdings LP
3.95%, 07/15/26 (b)	300	253
3.75%, 07/15/27 (b)	1,250	1,006
Arch Capital Group Ltd.
3.64%, 06/30/50	615	419
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	986
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	394
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,128
Aviation Capital Group LLC
3.88%, 05/01/23 (b)	700	689
4.38%, 01/30/24 (b)	200	193
5.50%, 12/15/24 (b)	600	581
3.50%, 11/01/27 (b)	1,532	1,274
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	400	375
4.25%, 04/15/26 (b)	700	628
2.53%, 11/18/27 (b)	2,826	2,235
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	647
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (c)	1,500	1,332
2.63%, 04/28/25, EUR (c)	500	419
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (d)	6,800	5,973
Banco BTG Pactual S/A
4.50%, 01/10/25 (b) (e)	2,700	2,565
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	197
4.63%, 01/15/25 (b)	300	290
3.25%, 09/30/26 (b)	200	177
Banco General, S.A.
4.13%, 08/07/27 (b)	200	186
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (b) (f)	1,000	933
Banco Santander, S.A.
1.85%, 03/25/26	200	173
3.49%, 05/28/30 (d)	4,600	3,709
Banco Santander-Chile
2.70%, 01/10/25 (b)	1,600	1,494
Banco Votorantim S.A.
4.50%, 09/24/24 (c)	1,000	970
Bancolombia SA
4.63%, 12/18/29 (e)	1,200	998
Bank of America Corporation
4.30%, (100, 01/28/25) (e) (f)	2,700	2,229
5.13%, (100, 06/20/24) (f)	1,600	1,503
6.13%, (100, 04/27/27) (f)	1,100	1,040
2.46%, 10/22/25	2,100	1,967
3.82%, 01/20/28	5,000	4,604
2.55%, 02/04/28	1,300	1,132
3.42%, 12/20/28	631	559
4.27%, 07/23/29	900	821
3.97%, 02/07/30	7,000	6,247
1.90%, 07/23/31	400	298
2.69%, 04/22/32	2,900	2,260
2.97%, 02/04/33	1,000	783
4.57%, 04/27/33	1,900	1,705
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (c) (f)	700	602
6.25%, 09/16/26 (b) (d)	600	587
Barclays Bank PLC
7.63%, 11/21/22	537	536
Barclays PLC
7.13%, (100, 06/15/25), GBP (d) (f)	900	868
8.00%, (100, 06/15/24) (d) (f)	900	835
4.30%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (d)	2,477	2,470
4.34%, 05/16/24 (d)	200	198
1.01%, 12/10/24	1,500	1,408
2.85%, 05/07/26 (d)	1,400	1,270
5.75%, 08/09/33 (d)	200	182
BGC Partners, Inc.
4.38%, 12/15/25	700	654
BlackRock, Inc.
1.90%, 01/28/31	1,100	859
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	662
Blackstone Inc.
2.50%, 01/10/30 (b)	5,700	4,660
5.00%, 06/15/44 (b)	300	262
Blackstone Private Credit Fund
2.35%, 11/22/24	1,700	1,551
Blue Owl Finance LLC
4.13%, 10/07/51 (b)	3,400	1,970
BNP Paribas
7.00%, (100, 08/16/28) (b) (f)	200	174
2.82%, 11/19/25 (b) (d)	5,500	5,123
4.40%, 08/14/28 (b)	900	809
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	338	298
Brookfield Financial, Inc.
3.90%, 01/25/28	2,000	1,808
4.35%, 04/15/30	600	537
3.50%, 03/30/51 (e)	800	503
Brookfield Financial, LLC
4.00%, 04/01/24	500	492
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (b) (g)	600	588
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (f)	3,200	2,769
Capital One Financial Corporation
3.95%, (100, 09/01/26) (f)	1,700	1,348
Carlyle Finance LLC
3.50%, 09/19/29 (b)	500	424
CI Financial Corp.
3.20%, 12/17/30	1,200	856
4.10%, 06/15/51	300	179
Citigroup Inc.
3.88%, (100, 02/18/26) (f)	3,100	2,569
4.00%, (100, 12/10/25) (f)	850	717
4.15%, (100, 11/15/26) (e) (f)	4,400	3,514
4.70%, (100, 01/30/25) (f)	1,600	1,286
5.00%, (100, 09/12/24) (e) (f)	2,600	2,331
5.95%, (100, 05/15/25) (f)	1,100	1,001
2.98%, 11/05/30	5,800	4,766
Citizens Bank, National Association
3.75%, 02/18/26	600	570
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (f)	5,200	4,201
5.65%, (100, 10/06/25) (f)	1,500	1,464
3.25%, 04/30/30	300	246
CNA Financial Corporation
2.05%, 08/15/30	300	229
CoBank, ACB
4.25%, (100, 01/01/27) (b) (f)	2,200	1,862
Commonwealth Bank of Australia
3.78%, 03/14/32 (b) (d)	800	641
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	924

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Corebridge Financial, Inc.
3.85%, 04/05/29 (b)	3,000	2,650
Credit Agricole SA
3.75%, 04/24/23 (b) (d)	250	249
1.25%, 01/26/27 (b)	700	598
Credit Suisse Group AG
6.25%, (100, 12/18/24) (b) (f)	200	171
6.38%, (100, 08/21/26) (b) (f)	1,600	1,171
7.50%, (100, 07/17/23) (b) (f)	2,800	2,408
6.50%, 08/08/23 (c)	300	296
6.50%, 08/08/23 (b) (d)	200	198
2.59%, 09/11/25 (b) (d)	1,700	1,545
3.87%, 01/12/29 (b) (d)	700	573
6.54%, 08/12/33 (b) (d)	4,250	3,827
Credit Suisse Group Funding (Guernsey) Limited
3.75%, 03/26/25 (d)	800	743
4.55%, 04/17/26 (d)	700	645
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (b)	1,800	1,655
Danske Bank A/S
3.24%, 12/20/25 (b)	1,000	930
Deutsche Bank Aktiengesellschaft
4.11%, (3 Month USD LIBOR + 1.19%), 11/16/22 (a)	500	499
2.22%, 09/18/24 (d)	900	858
2.13%, 11/24/26	3,400	2,886
3.55%, 09/18/31 (d)	5,600	4,251
3.04%, 05/28/32 (d)	400	287
Discover Financial Services
6.13%, (100, 06/23/25) (f)	2,100	2,053
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,374
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (f)	2,000	1,406
Export-Import Bank of India
3.25%, 01/15/30 (b)	600	496
FactSet Research Systems Inc.
2.90%, 03/01/27	900	813
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	517
4.63%, 04/29/30	1,900	1,708
Fideicomiso Fibra Uno
6.95%, 01/30/44 (b)	1,000	766
Fidelity National Financial, Inc.
3.40%, 06/15/30	1,900	1,550
3.20%, 09/17/51	400	230
First American Financial Corporation
4.30%, 02/01/23	650	652
4.60%, 11/15/24	200	197
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (c)	1,550	1,428
Ford Motor Credit Company LLC
4.54%, 03/06/25, GBP	100	99
3.25%, 09/15/25, EUR	100	89
2.39%, 02/17/26, EUR	600	510
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	1,502
Freedom Mortgage Corporation
6.63%, 01/15/27 (b) (e)	2,000	1,427
GE Capital Funding LLC
4.55%, 05/15/32	4,000	3,709
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	433	387
Global Atlantic Financial Company
3.13%, 06/15/31 (b)	1,700	1,249
Globe Life Inc.
2.15%, 08/15/30	2,100	1,631
High Street Funding Trust I
4.11%, 02/15/28	100	92
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (c) (d) (f)	1,300	981
5.88%, (100, 09/28/26), GBP (d) (f)	1,900	1,687
6.50%, (100, 03/23/28) (d) (f)	2,300	1,926
2.63%, 11/07/25 (d)	1,200	1,114
3.90%, 05/25/26 (d)	600	563
4.29%, 09/12/26 (d)	900	847
4.62%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (d)	500	495
4.04%, 03/13/28 (d)	200	179
3.00%, 07/22/28, GBP (d)	700	635
4.58%, 06/19/29 (d)	1,100	976
3.97%, 05/22/30	1,700	1,435
2.85%, 06/04/31 (d)	2,500	1,913
2.36%, 08/18/31 (d)	2,600	1,901
ING Groep N.V.
4.25%, (100, 05/16/31) (d) (f)	1,600	965
2.73%, 04/01/32 (d)	1,000	765
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,036
1.85%, 09/15/32	3,300	2,402
Intesa Sanpaolo SPA
7.75%, (100, 01/11/27), EUR (c) (d) (f)	600	519
5.71%, 01/15/26 (b)	875	799
4.20%, 06/01/32 (b)	2,200	1,488
JAB Holdings B.V.
2.20%, 11/23/30 (b)	2,050	1,515
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (f)	4,700	3,875
4.60%, (100, 02/01/25) (f)	2,900	2,523
5.00%, (100, 08/01/24) (f)	700	629
5.15%, (100, 05/01/23) (f)	800	775
6.10%, (100, 10/01/24) (f)	900	865
6.28%, (3 Month USD LIBOR + 3.47%), (100, 10/30/22) (a) (f)	537	534
3.56%, 04/23/24	235	233
3.22%, 03/01/25	1,380	1,335
2.30%, 10/15/25	2,800	2,624
3.78%, 02/01/28	7,000	6,450
2.74%, 10/15/30	7,900	6,431
1.95%, 02/04/32	1,800	1,332
3.16%, 04/22/42	2,500	1,712
Lazard Group LLC
4.50%, 09/19/28	1,200	1,098
4.38%, 03/11/29	278	256
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	5,300	4,970
Lloyds Banking Group PLC
4.05%, 08/16/23 (d)	1,600	1,584
4.45%, 05/08/25 (d)	800	774
4.58%, 12/10/25 (d)	400	379
2.44%, 02/05/26 (d)	600	551
Mitsubishi UFJ Financial Group Inc
3.63%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	300	300
2.80%, 07/18/24	1,800	1,727
1.41%, 07/17/25	9,800	8,792
Mizuho Financial Group, Inc.
2.87%, 09/13/30	4,400	3,566
1.98%, 09/08/31	1,900	1,404
Moody's Corporation
2.00%, 08/19/31	700	535
3.25%, 05/20/50	1,000	681
Morgan Stanley
5.88%, (100, 09/15/26) (f)	700	674
4.21%, 04/20/28	3,400	3,180
1.79%, 02/13/32	1,500	1,097
2.24%, 07/21/32	4,000	3,004
2.80%, 01/25/52	1,900	1,149
Multibank, Inc.
4.38%, 11/09/22 (b)	200	200
Muthoot Finance Limited
4.40%, 09/02/23 (b)	2,300	2,239
Nasdaq, Inc.
2.50%, 12/21/40 (g)	600	377
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,318
4.15%, 12/15/32	300	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Nationwide Building Society
10.25%, GBP (f)	535	729
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b) (e)	500	346
NatWest Group PLC
4.60%, (100, 06/28/31) (d) (f)	1,300	813
5.13%, (100, 05/12/27), GBP (d) (f)	1,400	1,160
4.52%, 06/25/24 (d)	1,100	1,088
5.19%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (d)	1,801	1,798
4.27%, 03/22/25 (d)	1,400	1,362
5.08%, 01/27/30 (d)	200	182
New York Life Insurance Company
4.45%, 05/15/69 (b)	600	483
Nippon Life Insurance Company of America
3.40%, 01/23/50 (b)	600	504
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,126
1.85%, 07/16/25	1,300	1,173
2.17%, 07/14/28	1,900	1,519
3.10%, 01/16/30	1,800	1,459
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (d) (f)	300	197
Nuveen Finance, LLC
4.13%, 11/01/24 (b)	500	487
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (c)	98	9
1.50%, 10/01/53, DKK (c)	16,227	1,579
Ohio National Financial Services, Inc.
5.80%, 01/24/30 (b) (h)	3,100	2,869
Owl Rock Capital Corporation
2.88%, 06/11/28	900	686
Pacific LifeCorp
3.35%, 09/15/50 (b)	400	272
Pine Street Trust I
4.57%, 02/15/29 (b)	1,600	1,464
Principal Financial Group, Inc.
3.70%, 05/15/29 (e)	100	90
Protective Life Corporation
4.30%, 09/30/28 (b)	1,000	929
3.40%, 01/15/30 (b)	700	604
Reinsurance Group of America, Incorporated
3.95%, 09/15/26 (e)	600	575
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	687
Rio Oil Finance Trust
9.25%, 07/06/24 (c) (h)	174	175
9.25%, 07/06/24 (b) (h)	73	73
9.75%, 01/06/27 (b) (h)	121	125
8.20%, 04/06/28 (b)	524	526
S&P Global Inc.
4.75%, 08/01/28 (b)	400	391
4.25%, 05/01/29 (b)	2,100	1,975
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,096
3.50%, 06/07/24	600	582
3.24%, 10/05/26	2,200	1,971
4.40%, 07/13/27	100	92
Santander UK Group Holdings PLC
4.80%, 11/15/24 (d)	532	524
4.75%, 09/15/25 (b)	600	568
1.53%, 08/21/26 (d)	2,100	1,812
SB Capital S.A.
0.00%, 10/29/22 - 05/23/23 (c) (i) (j) (k)	5,700	—
SBL Holdings, LLC
5.13%, 11/13/26 (b)	700	639
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (c)	900	896
5.10%, 07/16/23 (b)	1,900	1,844
SLM Corporation
4.20%, 10/29/25	500	449
Societe Generale
1.49%, 12/14/26 (b)	900	760
3.34%, 01/21/33 (b) (d)	200	151
Standard Chartered PLC
3.79%, 05/21/25 (b)	1,000	959
2.82%, 01/30/26 (b)	1,600	1,472
3.27%, 02/18/36 (b)	700	518
State Street Corporation
5.63%, (100, 12/15/23) (e) (f)	400	370
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (c) (f) (h)	630	564
Stifel Financial Corp.
4.00%, 05/15/30	900	774
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	3,900	3,509
2.13%, 07/08/30	2,700	2,068
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (b)	1,700	1,502
SVB Financial Group
4.25%, (100, 11/15/26) (f)	2,600	1,921
Synchrony Financial
3.95%, 12/01/27	2,900	2,525
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (d) (e) (f)	500	450
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (f)	2,300	1,728
5.00%, (100, 12/01/27) (f)	900	724
5.38%, (100, 06/01/25) (f)	1,500	1,459
The Goldman Sachs Group, Inc.
3.50%, 01/23/25	600	576
1.09%, 12/09/26	800	691
4.54%, (3 Month USD LIBOR + 1.75%), 10/28/27 (a)	4,100	4,073
3.69%, 06/05/28	400	362
4.22%, 05/01/29	2,400	2,182
2.38%, 07/21/32	2,300	1,737
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	381
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (f)	1,500	1,126
6.20%, (100, 09/15/27) (f)	1,000	948
2.55%, 01/22/30	3,100	2,557
Truist Financial Corporation
5.10%, (100, 03/01/30) (f)	1,400	1,254
UBS AG
5.13%, 05/15/24 (c)	900	878
UBS Group AG
4.38%, (100, 02/10/31) (b) (f)	2,600	1,703
4.88%, (100, 02/12/27) (b) (f)	1,300	1,012
4.13%, 09/24/25 (b) (d)	250	239
3.13%, 08/13/30 (b) (d)	400	329
2.10%, 02/11/32 (b)	1,600	1,161
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (c) (f)	1,400	1,204
7.83%, 12/04/23 (b)	1,200	1,209
7.30%, 04/02/34 (b) (d)	2,500	2,106
Virgin Money UK PLC
4.00%, 09/03/27, GBP (c)	900	851
Wells Fargo & Company
3.55%, 09/29/25	900	856
2.16%, 02/11/26	6,600	6,077
3.20%, 06/17/27	800	728
3.58%, 05/22/28	4,800	4,348
2.39%, 06/02/28	7,200	6,173
Willis North America Inc.
2.95%, 09/15/29	5,500	4,516
		384,456
Utilities 7.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	600	448
Adani Transmission Limited
4.00%, 08/03/26 (c)	500	451
Ameren Illinois Company
3.25%, 03/15/50	300	208
Appalachian Power Company
4.50%, 08/01/32	2,152	1,941
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
3.50%, 12/01/49	400	269
2.65%, 09/15/50	700	400
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,129
Black Hills Corporation
2.50%, 06/15/30	1,400	1,104
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,041
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,538
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	665
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,056
Dominion Energy, Inc.
2.25%, 08/15/31	900	702
DTE Electric Company
2.25%, 03/01/30	1,400	1,155
DTE Energy Company
2.95%, 03/01/30	500	419
Duke Energy Florida, LLC
2.40%, 12/15/31	3,400	2,700
3.00%, 12/15/51	2,000	1,319
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,200	1,058
Eastern Energy Gas Holdings, LLC
2.50%, 11/15/24	600	569
Enel Finance International N.V.
2.88%, 07/12/41 (b)	1,600	919
Entergy Corporation
1.90%, 06/15/28	2,600	2,135
2.80%, 06/15/30	2,600	2,104
Entergy Texas, Inc.
1.75%, 03/15/31	700	528
Essential Utilities, Inc.
2.40%, 05/01/31	2,300	1,801
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	813
Eversource Energy
3.45%, 01/15/50	2,400	1,667
Exelon Corporation
3.95%, 06/15/25	500	483
4.45%, 04/15/46	200	164
Georgia Power Company
3.70%, 01/30/50	400	289
3.25%, 03/15/51	2,300	1,521
ITC Holdings Corp.
2.95%, 05/14/30 (b)	2,500	2,059
MidAmerican Energy Company
2.70%, 08/01/52	5,000	3,169
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,202
Mississippi Power Company
3.95%, 03/30/28	2,600	2,397
Monongahela Power Company
5.40%, 12/15/43 (b)	106	97
National Fuel Gas Company
2.95%, 03/01/31 (g)	300	234
Nevada Power Company
2.40%, 05/01/30	1,200	988
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29	500	443
2.75%, 11/01/29	2,800	2,351
5.65%, 05/01/79	800	700
NiSource Inc.
2.95%, 09/01/29	700	593
Pacific Gas And Electric Company
3.25%, 06/15/23 - 06/01/31	2,200	1,855
3.45%, 07/01/25	450	419
3.15%, 01/01/26	1,200	1,078
3.30%, 03/15/27 - 08/01/40	5,300	4,075
3.75%, 07/01/28	250	210
4.65%, 08/01/28 (e)	200	175
4.55%, 07/01/30	2,300	1,973
2.50%, 02/01/31	1,800	1,310
4.60%, 06/15/43	600	426
4.30%, 03/15/45 (e)	200	134
4.25%, 03/15/46	1,200	810
4.95%, 07/01/50	500	369
5.25%, 03/01/52	2,300	1,764
PECO Energy Company
3.00%, 09/15/49	800	539
Public Service Company of Oklahoma
3.15%, 08/15/51	2,000	1,294
Puget Energy, Inc.
4.10%, 06/15/30	900	793
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	3,240
4.10%, 06/15/49	200	160
Sempra Energy
3.40%, 02/01/28	800	724
4.13%, 04/01/52	400	318
Southern California Edison Company
2.74%, (SOFR + 0.64%), 04/03/23 (a)	2,900	2,892
3.70%, 08/01/25	1,100	1,055
4.70%, 06/01/27	600	582
6.05%, 03/15/39	400	385
3.60%, 02/01/45	400	270
4.00%, 04/01/47	1,100	806
4.13%, 03/01/48	3,000	2,231
Southern California Gas Company
2.55%, 02/01/30	1,600	1,342
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,177
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	2,583
The East Ohio Gas Company
2.00%, 06/15/30 (b)	600	466
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	616
The Southern Company
2.95%, 07/01/23	200	198
4.25%, 07/01/36	400	337
6.92%, (3 Month USD LIBOR + 3.63%), 03/15/57 (a)	200	198
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	988
		84,894
Energy 6.1%
Aker BP ASA
3.75%, 01/15/30 (b)	2,200	1,870
4.00%, 01/15/31 (b)	3,500	2,978
APT Pipelines Limited
4.20%, 03/23/25 (b)	500	479
Boardwalk Pipelines, LP
3.60%, 09/01/32	3,000	2,379
BP Capital Markets America Inc.
4.23%, 11/06/28	1,600	1,503
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	661
5.13%, 06/30/27	6,100	5,914
3.70%, 11/15/29	800	695
Continental Resources, Inc.
5.75%, 01/15/31 (b)	1,800	1,627
Devon Energy Corporation
4.50%, 01/15/30	842	770
El Paso LLC
7.75%, 01/15/32	200	217
Enable Midstream Partners, LP
4.40%, 03/15/27	800	747
4.95%, 05/15/28	500	467
5.00%, 05/15/44 (h)	595	464
Enbridge Inc.
2.81%, (SOFR + 0.40%), 02/17/23 (a)	1,900	1,897
Energy Transfer LP
4.25%, 03/15/23	200	199
5.50%, 06/01/27	2,472	2,408
Energy Transfer Operating, L.P.
4.20%, 04/15/27	1,200	1,110
4.90%, 03/15/35	554	467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
7.50%, 07/01/38	200	203
6.05%, 06/01/41	1,300	1,150
6.50%, 02/01/42	100	93
6.25%, 04/15/49	600	536
Enterprise Products Operating LLC
3.20%, 02/15/52 (e)	2,300	1,483
5.91%, (3 Month USD LIBOR + 2.99%), 08/16/77 (a)	250	224
EQM Midstream Partners, LP
4.00%, 08/01/24	188	176
4.13%, 12/01/26	100	85
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	1,000	800
Gaz Capital S.A.
0.00%, 11/17/23, EUR (b) (c) (i) (j)	400	208
0.00%, 01/24/24 - 11/22/24, EUR (c) (i) (j)	1,800	917
0.00%, 03/23/27 (c) (i) (j)	600	300
Gaz Finance PLC
0.00%, 06/29/27 - 02/25/30 (c) (i) (j)	2,500	1,250
0.00%, 01/27/29 (b) (c) (i) (j)	1,800	900
0.00%, 02/25/30 (b) (c) (i) (j)	1,800	900
Greenko Dutch B.V.
3.85%, 03/29/26 (b)	764	618
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (c)	1,100	925
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	2,621	2,087
Hess Corporation
7.30%, 08/15/31	65	68
Kinder Morgan, Inc.
3.79%, (3 Month USD LIBOR + 1.28%), 01/15/23 (a)	1,300	1,301
Lundin Energy Finance B.V.
3.10%, 07/15/31 (b)	1,200	942
Midwest Connector Capital Company LLC
3.90%, 04/01/24 (b)	3,300	3,186
4.63%, 04/01/29 (b) (e)	500	446
MPLX LP
4.50%, 04/15/38	200	161
5.20%, 12/01/47	1,638	1,335
4.90%, 04/15/58	300	225
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (c)	500	350
Ocyan S/A
0.00%, (100, 11/15/22) (b) (f) (l)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (c)	2	2
7.35%, 12/01/26 (b) (m)	152	87
7.72%, 12/01/26 (c) (m)	175	34
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	983
6.85%, 10/15/37	200	192
6.20%, 09/15/43	500	438
ONEOK, Inc.
4.00%, 07/13/27	300	276
4.35%, 03/15/29	2,500	2,241
6.35%, 01/15/31	2,800	2,747
Petroleos Mexicanos
6.75%, 09/21/47	1,032	575
Phillips 66
3.15%, 12/15/29 (b)	900	760
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	199
3.60%, 11/01/24	100	96
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (b)	217	218
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	800	800
5.75%, 05/15/24	1,510	1,515
5.88%, 06/30/26	1,200	1,202
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	161
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,096
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	4,174
TransCanada PipeLines Limited
4.63%, 03/01/34	800	701
TransCanada Trust
5.30%, 03/15/77	875	747
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	734
3.25%, 05/15/30	700	591
4.60%, 03/15/48	990	818
Woodside Finance Limited
3.65%, 03/05/25 (b)	600	571
4.50%, 03/04/29 (b)	2,000	1,826
		71,505
Real Estate 6.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	464
2.75%, 12/15/29	2,600	2,150
3.00%, 05/18/51	1,100	669
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,068
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,108
American Tower Corporation
3.00%, 06/15/23	600	592
2.95%, 01/15/25	1,700	1,608
4.00%, 06/01/25	1,000	963
2.75%, 01/15/27	1,900	1,681
3.13%, 01/15/27	400	361
1.88%, 10/15/30	1,600	1,189
4.05%, 03/15/32	1,900	1,639
3.70%, 10/15/49	2,100	1,439
2.95%, 01/15/51 (e)	700	422
Boston Properties Limited Partnership
2.90%, 03/15/30	300	241
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	637
Corporate Office Properties Trust
2.25%, 03/15/26 (e)	400	351
Crown Castle Inc.
3.80%, 02/15/28	900	815
4.30%, 02/15/29	1,800	1,651
4.00%, 11/15/49	1,501	1,092
4.15%, 07/01/50	1,100	819
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (c)	300	266
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,075
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	867
4.75%, 12/15/26	200	178
Equinix, Inc.
2.63%, 11/18/24	600	567
3.20%, 11/18/29 (e)	600	506
2.15%, 07/15/30	1,700	1,307
ERP Operating Limited Partnership
2.50%, 02/15/30	300	247
Essex Portfolio, L.P.
2.65%, 03/15/32	1,100	861
Federal Realty Investment Trust
1.25%, 02/15/26 (e)	1,200	1,056
GLP Financing, LLC
3.35%, 09/01/24	400	380
5.25%, 06/01/25	400	387
5.75%, 06/01/28	300	282
5.30%, 01/15/29	700	637
4.00%, 01/15/31	2,400	1,959
Goodman HK Finance
4.38%, 06/19/24 (c)	300	294
Highwoods Realty Limited Partnership
4.20%, 04/15/29 (e)	700	617
3.05%, 02/15/30	400	322
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	195

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.00%, 06/15/25	300	285
4.50%, 02/01/26	100	96
3.50%, 09/15/30 (g)	3,400	2,716
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	1,800	1,428
Kaisa Group Holdings Ltd.
0.00%, 07/23/23 - 04/09/49 (c) (i) (j)	6,500	679
0.00%, 06/30/49 (c) (i) (j)	800	88
Kilroy Realty, L.P.
4.38%, 10/01/25	300	288
3.05%, 02/15/30	3,400	2,713
KWG Group Holdings Limited
5.88%, 11/10/24 (c)	200	37
Life Storage LP
2.20%, 10/15/30	1,000	764
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	50
3.95%, 03/15/29	600	546
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (b)	900	845
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,254
National Health Investors, Inc.
3.00%, 02/01/31	900	634
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	164
3.25%, 04/15/33	3,600	2,537
Physicians Realty L.P.
4.30%, 03/15/27	995	931
3.95%, 01/15/28	200	181
ProLogis, L.P.
2.25%, 04/15/30	800	654
Realty Income Corporation
4.88%, 06/01/26	2,600	2,561
3.95%, 08/15/27	400	376
Regency Centers, L.P.
2.95%, 09/15/29	300	249
3.70%, 06/15/30	900	774
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,332
3.13%, 02/01/29	300	241
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	500
Spirit Realty, L.P.
4.45%, 09/15/26	200	189
4.00%, 07/15/29	500	430
3.20%, 02/15/31	600	469
Store Capital Corporation
2.75%, 11/18/30	900	781
Sunac China Holdings Limited
0.00%, 07/09/23 - 08/03/24 (c) (i) (j)	1,800	255
UDR, Inc.
3.00%, 08/15/31	2,700	2,151
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	829
VICI Properties Inc.
5.75%, 02/01/27 (b)	400	377
3.88%, 02/15/29 (b)	2,500	2,102
W.P. Carey Inc.
4.00%, 02/01/25	1,000	970
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	6,100	5,454
7.38%, 03/15/32	452	491
Yango Justice International Limited
0.00%, 04/15/23 - 04/15/24 (c) (i) (j)	600	32
		71,415
Consumer Discretionary 5.9%
7-Eleven, Inc.
0.63%, 02/10/23 (b)	4,100	4,040
Alibaba Group Holding Limited
2.13%, 02/09/31	3,600	2,770
Amazon.com, Inc.
5.20%, 12/03/25	100	101
Aptiv PLC
4.35%, 03/15/29 (e)	800	721
Azul Investments LLP
5.88%, 10/26/24 (b)	100	73
Daimler Trucks Finance North America LLC
3.26%, (SOFR + 0.75%), 12/13/24 (a) (b)	4,700	4,643
Discovery Communications, LLC
3.45%, 03/15/25	100	95
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,613
3.80%, 02/15/28 (e)	500	444
2.95%, 03/15/31 (e) (g)	445	346
Ferguson Finance PLC
3.25%, 06/02/30 (b)	400	328
Hasbro, Inc.
3.55%, 11/19/26	1,900	1,756
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (b)	200	161
Hyatt Hotels Corporation
3.15%, (SOFR + 1.05%), 10/01/23 (a)	800	800
5.63%, 04/23/25 (g) (h)	2,450	2,426
6.00%, 04/23/30 (g) (h)	500	486
Hyundai Capital America
2.00%, 06/15/28 (b)	1,600	1,274
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,392
2.90%, 06/25/25	200	180
3.50%, 08/18/26	800	703
Magallanes, Inc.
4.28%, 03/15/32 (b)	2,650	2,182
5.05%, 03/15/42 (b)	1,700	1,272
Marriott International, Inc.
5.75%, 05/01/25 (g)	211	213
5.00%, 10/15/27 (g)	1,000	966
4.63%, 06/15/30 (g)	200	181
3.50%, 10/15/32 (g)	1,900	1,529
McDonald's Corporation
3.63%, 09/01/49	400	293
MCE Finance Limited
5.25%, 04/26/26 (b)	500	348
5.63%, 07/17/27 (b)	200	136
5.75%, 07/21/28 (b)	3,200	2,057
MGM China Holdings Limited
5.38%, 05/15/24 (b)	300	264
5.25%, 06/18/25 (b)	800	673
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	380	372
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	4,500	3,655
2.45%, 09/15/28 (b)	200	151
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	1,100	1,073
4.35%, 09/17/27 (b)	2,100	1,805
4.81%, 09/17/30 (b)	600	488
NVR, Inc.
3.00%, 05/15/30	4,400	3,582
PetSmart, Inc.
4.75%, 02/15/28 (b)	450	387
Prosus N.V.
3.68%, 01/21/30 (b)	1,100	830
PulteGroup, Inc.
5.00%, 01/15/27	300	292
Sands China Ltd.
5.63%, 08/08/25 (g) (h)	3,700	3,345
4.30%, 01/08/26 (g) (h)	800	685
2.80%, 03/08/27 (g) (h)	700	554
5.90%, 08/08/28 (g) (h)	900	760
3.35%, 03/08/29 (g) (h)	1,000	747
3.75%, 08/08/31 (g) (h)	1,000	721
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,069
4.50%, 09/15/42	300	207
Station Casinos LLC
4.50%, 02/15/28 (b)	300	247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Stellantis Finance US Inc.
2.69%, 09/15/31 (b)	1,300	929
Studio City Finance Limited
6.50%, 01/15/28 (b)	1,100	538
5.00%, 01/15/29 (b)	1,900	851
Travel + Leisure Co.
4.63%, 03/01/30 (b)	1,000	796
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (b)	1,900	1,802
Wynn Macau, Limited
4.88%, 10/01/24 (b)	400	322
5.50%, 01/15/26 - 10/01/27 (c)	900	645
5.50%, 10/01/27 (b) (e)	2,600	1,796
5.63%, 08/26/28 (b)	2,200	1,479
		69,594
Information Technology 5.4%
Apple Inc.
2.80%, 02/08/61	2,200	1,380
Arrow Electronics, Inc.
3.25%, 09/08/24	600	581
Broadcom Inc.
4.15%, 11/15/30	2,414	2,089
2.45%, 02/15/31 (b)	1,900	1,433
4.30%, 11/15/32	2,900	2,439
3.47%, 04/15/34 (b)	1,996	1,499
3.14%, 11/15/35 (b)	1,622	1,137
3.19%, 11/15/36 (b)	1,109	759
4.93%, 05/15/37 (b)	3,358	2,778
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,096
Dell International L.L.C.
5.45%, 06/15/23 (g)	2,087	2,092
6.02%, 06/15/26 (g)	2,900	2,909
4.90%, 10/01/26 (g)	1,800	1,737
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,005
Fiserv, Inc.
3.20%, 07/01/26	3,000	2,765
3.50%, 07/01/29	700	610
Flex Ltd.
5.00%, 02/15/23	100	100
4.88%, 06/15/29 - 05/12/30	700	632
Global Payments Inc.
2.90%, 05/15/30	500	399
5.40%, 08/15/32	500	464
4.15%, 08/15/49	500	345
5.95%, 08/15/52	600	527
Infor, Inc.
1.75%, 07/15/25 (b)	800	720
Leidos, Inc.
4.38%, 05/15/30 (g)	300	263
2.30%, 02/15/31 (g)	1,900	1,400
Lenovo Group Limited
5.88%, 04/24/25 (c)	200	197
3.42%, 11/02/30 (b)	2,000	1,531
Marvell Technology, Inc.
4.20%, 06/22/23	500	498
Micron Technology, Inc.
4.19%, 02/15/27	2,900	2,708
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,198
NXP B.V.
4.88%, 03/01/24	200	198
2.70%, 05/01/25	1,300	1,207
3.40%, 05/01/30	2,400	1,999
Oracle Corporation
2.30%, 03/25/28	6,000	5,012
4.00%, 07/15/46 - 11/15/47	1,300	877
3.60%, 04/01/50	900	564
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	744
Seagate HDD Cayman
4.13%, 01/15/31	600	452
ServiceNow, Inc.
1.40%, 09/01/30	1,200	883
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (c)	1,400	1,394
TD SYNNEX Corporation
1.75%, 08/09/26 (g)	5,200	4,421
TIBCO Software Inc.
6.50%, 03/31/29 (b) (e)	900	760
VeriSign, Inc.
2.70%, 06/15/31	600	467
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	1,759
3.90%, 08/21/27	1,800	1,657
4.70%, 05/15/30 (g)	3,100	2,792
Western Digital Corporation
4.75%, 02/15/26	350	324
		63,801
Communication Services 5.2%
Activision Blizzard, Inc.
3.40%, 09/15/26	900	850
Altice Financing S.A.
2.25%, 01/15/25, EUR (b)	300	258
AMC Networks, Inc.
4.25%, 02/15/29	2,200	1,654
AT&T Inc.
2.55%, 12/01/33	1,785	1,328
3.65%, 09/15/59	2,681	1,731
Baidu, Inc.
1.72%, 04/09/26	1,000	885
4.88%, 11/14/28	1,100	1,048
Bharti Airtel Limited
4.38%, 06/10/25 (c)	1,500	1,448
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,483
3.75%, 02/15/28	300	265
2.80%, 04/01/31	200	151
3.50%, 03/01/42	3,600	2,278
5.38%, 05/01/47	400	309
5.75%, 04/01/48	300	243
4.80%, 03/01/50	2,000	1,446
5.25%, 04/01/53	500	383
3.85%, 04/01/61	200	117
Comcast Corporation
3.30%, 02/01/27	400	372
3.40%, 07/15/46	1,200	844
4.00%, 11/01/49	300	230
2.80%, 01/15/51	1,750	1,074
2.94%, 11/01/56	157	93
2.99%, 11/01/63	528	307
Cox Communications, Inc.
3.15%, 08/15/24 (b)	276	265
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	600	119
DISH DBS Corporation
5.25%, 12/01/26 (b)	800	660
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (b)	2,000	1,504
Level 3 Financing, Inc.
3.88%, 11/15/29 (b)	1,150	908
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	600	494
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (b)	200	192
NBN Co Limited
2.63%, 05/05/31 (b)	3,900	3,104
Netflix, Inc.
4.63%, 05/15/29, EUR (c)	1,600	1,465
3.88%, 11/15/29, EUR (c)	1,400	1,210
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (m)	400	118
SES
3.60%, 04/04/23 (b)	2,007	1,986
Sprint Corporation
7.13%, 06/15/24	200	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	700	613
Tencent Holdings Limited
3.60%, 01/19/28 (c)	200	179
3.98%, 04/11/29 (b)	3,400	3,055
3.98%, 04/11/29 (c)	900	808
2.39%, 06/03/30 (c)	900	706
3.24%, 06/03/50 (b)	1,100	671
Tencent Music Entertainment Group
2.00%, 09/03/30	500	364
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	107
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	5,550	5,189
1.50%, 02/15/26	2,800	2,461
2.25%, 02/15/26	1,200	1,075
2.88%, 02/15/31	650	522
3.30%, 02/15/51	3,500	2,281
Verizon Communications Inc.
3.47%, (SOFR + 0.79%), 03/20/26 (a)	9,600	9,438
2.10%, 03/22/28	500	422
2.85%, 09/03/41	900	597
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (c)	300	244
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	190
Xiaomi Best Time International Limited
2.88%, 07/14/31 (b)	600	417
		60,364
Industrials 4.5%
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (b)	800	774
Aircastle Limited
2.85%, 01/26/28 (b)	2,200	1,698
Allegion Public Limited Company
3.50%, 10/01/29	500	422
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	382
3.55%, 10/01/27	100	89
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	373
BAE Systems PLC
3.40%, 04/15/30 (b)	300	260
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,108
Boise Cascade Company
4.88%, 07/01/30 (b)	300	250
Bombardier Inc.
7.13%, 06/15/26 (b)	900	826
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	870
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,191
7.38%, 01/15/26 (e)	1,601	1,620
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29	800	663
GATX Corporation
3.50%, 03/15/28	500	442
General Electric Company
6.62%, (3 Month USD LIBOR + 3.33%), (100, 12/15/22) (a) (f)	2,500	2,351
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	287
4.20%, 05/01/30	200	178
Kansas City Southern
3.00%, 05/15/23	200	198
3.13%, 06/01/26	500	468
3.50%, 05/01/50 (e)	1,200	840
Norfolk Southern Corporation
4.15%, 02/28/48	400	321
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	260	258
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	1,000	905
Quanta Services, Inc.
2.90%, 10/01/30	900	722
3.05%, 10/01/41	1,500	951
Rolls-Royce Group PLC
1.63%, 05/09/28, EUR (c)	300	208
Rolls-Royce PLC
5.75%, 10/15/27 (b)	1,600	1,390
SF Holding Investment Limited
3.13%, 11/17/31 (c)	800	640
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	1,100	1,059
Southwest Airlines Co.
5.25%, 05/04/25	2,856	2,854
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (b)	200	184
Textron Inc.
3.38%, 03/01/28	3,000	2,650
The Boeing Company
2.20%, 02/04/26 (g)	2,500	2,219
3.25%, 02/01/28	2,300	2,006
2.95%, 02/01/30	300	242
3.60%, 05/01/34	1,800	1,350
5.93%, 05/01/60 (g)	5,700	4,898
Triumph Group, Inc.
6.25%, 09/15/24 (b)	300	273
Union Pacific Corporation
3.95%, 08/15/59	300	229
3.75%, 02/05/70	300	210
Verisk Analytics, Inc.
4.13%, 03/15/29	400	364
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,019
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	8,000	7,490
		52,732
Health Care 3.0%
AbbVie Inc.
2.60%, 11/21/24	500	476
4.40%, 11/06/42	2,581	2,145
Adventist Health System/West
2.95%, 03/01/29	1,000	872
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	565
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	289
Bausch Health Companies Inc.
9.25%, 04/01/26 (b) (e)	700	415
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	500	491
4.25%, 12/15/25 (b)	300	288
4.38%, 12/15/28 (b)	1,600	1,462
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,235
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,300
Bristol-Myers Squibb Company
4.35%, 11/15/47	200	171
4.55%, 02/20/48	78	69
Centene Corporation
4.25%, 12/15/27	600	547
2.45%, 07/15/28	1,100	892
Community Health Systems, Inc.
5.63%, 03/15/27 (b)	200	154
6.00%, 01/15/29 (b)	100	74
4.75%, 02/15/31 (b)	200	134
CVS Health Corporation
7.51%, 01/10/32 (b)	42	45
4.70%, 01/10/36 (b)	722	661
2.70%, 08/21/40	300	196
Elevance Health, Inc.
4.10%, 03/01/28	600	568
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (b)	200	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/32 (b)	1,500	1,271
HCA Inc.
5.25%, 06/15/26	300	290
4.50%, 02/15/27	2,116	1,980
3.63%, 03/15/32 (b)	1,300	1,053
5.50%, 06/15/47	900	762
Humana Inc.
3.95%, 08/15/49	400	303
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	533
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	868
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,058
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (b)	700	686
Royalty Pharma PLC
1.20%, 09/02/25	2,000	1,767
Smith & Nephew PLC
2.03%, 10/14/30	900	676
Stryker Corporation
1.15%, 06/15/25	1,500	1,352
3.50%, 03/15/26	475	453
2.90%, 06/15/50 (e)	300	197
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	2,853
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	950
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	629
Utah Acquisition Sub Inc.
3.95%, 06/15/26	2,700	2,459
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	446
Zoetis Inc.
4.50%, 11/13/25	200	197
3.00%, 09/12/27	300	270
		35,246
Consumer Staples 2.4%
Adecoagro S.A.
6.00%, 09/21/27 (c)	200	181
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	5,000	4,232
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	352
B. A. T. Capital Corporation
3.56%, 08/15/27	400	351
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,060
Bacardi Limited
4.45%, 05/15/25 (b)	2,100	2,016
2.75%, 07/15/26 (b)	300	267
Barry Callebaut Services
5.50%, 06/15/23 (b) (g)	900	895
Campbell Soup Company
3.65%, 03/15/23	286	285
2.38%, 04/24/30	600	476
Cielo USA Inc.
3.75%, 11/16/22 (b)	600	597
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,171
Constellation Brands, Inc.
4.75%, 12/01/25 (e)	1,050	1,041
3.70%, 12/06/26	100	94
CSL Finance PLC
4.05%, 04/27/29 (b)	500	460
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,442
General Mills, Inc.
3.00%, 02/01/51	100	65
Greene King Finance PLC
5.32%, 09/15/31, GBP (c) (h)	349	350
Imperial Brands Finance PLC
3.13%, 07/26/24 (b) (g)	500	478
3.50%, 07/26/26 (b) (g)	800	724
6.13%, 07/27/27 (b)	1,300	1,281
Kraft Heinz Foods Company
6.88%, 01/26/39	3,800	3,935
Massachusetts Institute of Technology
4.68%, 07/01/14 (e)	200	171
Mondelez International, Inc.
2.63%, 09/04/50	700	416
RELX Capital Inc.
3.50%, 03/16/23	200	199
Suntory Holdings Limited
2.25%, 10/16/24 (b)	1,300	1,209
The Coca-Cola Company
2.50%, 06/01/40	200	140
The J. M. Smucker Company
3.50%, 03/15/25	100	97
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	950	732
		27,717
Materials 0.7%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	779
CF Industries, Inc.
5.15%, 03/15/34	300	272
CSN Islands XII Corp
6.75%, 01/28/28 (b)	500	434
CSN Resources S.A.
4.63%, 06/10/31 (b)	1,100	754
Georgia-Pacific LLC
2.10%, 04/30/27 (b)	900	796
Huntsman International LLC
4.50%, 05/01/29	400	352
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (b)	200	174
International Flavors & Fragrances Inc.
3.47%, 12/01/50 (b)	2,182	1,431
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/24 (b) (c) (i) (j) (k)	900	—
Newcrest Finance Pty Limited
5.75%, 11/15/41 (b)	100	91
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (b) (c)	600	288
Syngenta Finance N.V.
4.44%, 04/24/23 (b) (g)	200	199
4.89%, 04/24/25 (b) (g)	200	193
3.38%, 04/16/26, EUR (c) (g)	500	462
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	600	573
WestRock Company
4.00%, 03/15/28	381	351
Yara International ASA
3.80%, 06/06/26 (b)	300	275
4.75%, 06/01/28 (b)	300	274
3.15%, 06/04/30 (b)	400	319
		8,017
Total Corporate Bonds And Notes (cost $1,133,188)		929,741
GOVERNMENT AND AGENCY OBLIGATIONS 20.1%
U.S. Treasury Bond 11.6%
Treasury, United States Department of
1.88%, 02/15/41 - 11/15/51 (n)	63,187	43,305
2.25%, 05/15/41	42,212	31,883
2.00%, 11/15/41 (n)	6,900	4,935
3.25%, 05/15/42	9,870	8,755
3.38%, 08/15/42	8,700	7,882
1.38%, 08/15/50	8,445	4,888
2.38%, 05/15/51 (n)	15,023	11,234
2.25%, 02/15/52 (n)	17,907	12,999
2.88%, 05/15/52	11,400	9,556
		135,437

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	516	475
4.50%, 09/01/48 - 04/01/49	379	366
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	202	181
4.50%, 08/01/48 - 01/01/49	228	221
4.00%, 03/01/49 - 05/01/50	1,949	1,824
TBA, 3.50%, 10/15/52 (o)	15,840	14,244
TBA, 2.00%, 11/15/52 (o)	7,400	5,987
TBA, 2.50%, 11/15/52 (o)	500	419
TBA, 3.00%, 11/15/52 (o)	500	434
TBA, 4.50%, 11/15/52 (o)	15,000	14,254
Government National Mortgage Association
TBA, 2.00%, 10/15/52 (o)	1,500	1,249
TBA, 2.50%, 11/15/52 (o)	3,600	3,091
		42,745
Sovereign 2.7%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 (c) (i) (j)	300	78
Canada Housing Trust No. 1
1.95%, 12/15/25, CAD	8,000	5,472
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	13,800	3,585
Commonwealth of Australia
1.00%, 11/21/31, AUD (c)	3,950	1,974
Government of Saudi Arabia
2.25%, 02/02/33 (b) (e)	5,100	3,981
Ministry of Diwan Amiri Affairs
3.75%, 04/16/30 (b)	2,900	2,691
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 - 04/04/42 (c) (i) (j)	1,400	733
0.00%, 04/04/42 (b) (c) (i) (j)	200	100
Presidencia De La Nacion
1.00%, 07/09/29	30	6
0.50%, 07/09/30 (h)	103	21
1.50%, 07/09/35 (h)	188	34
3.50%, 07/09/41 (h)	1,100	230
Romania, Government of
2.13%, 03/07/28, EUR	200	151
3.75%, 02/07/34, EUR	800	539
South Africa, Parliament of
10.50%, 12/21/27, ZAR	209,900	12,011
		31,606
U.S. Treasury Note 1.9%
Treasury, United States Department of
1.88%, 02/15/32 (o)	1,265	1,072
2.88%, 05/15/32 (o)	5,500	5,088
2.75%, 08/15/32 (o)	18,100	16,556
		22,716
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	2,822
Total Government And Agency Obligations (cost $259,619)		235,326
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.7%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	59	51
Series 2015-A-1, 3.60%, 03/15/27	134	119
Series 2017-A-1, 3.55%, 01/15/30	1,352	1,069
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	928	874
Alternative Loan Trust
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,814	1,219
Series 2005-2A1-27, REMIC, 2.45%, (12 Month Treasury Average + 1.35%), 08/25/35 (a)	65	51
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,567	1,229
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,355	2,154
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	965	897
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	527	321
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	600	508
Series 2015-AA-2, 3.60%, 09/22/27	692	609
Series 2016-AA-1, 3.58%, 01/15/28	214	191
Series 2016-AA-2, 3.20%, 06/15/28	1,410	1,224
Series 2017-AA-2, 3.35%, 10/15/29	2,115	1,822
Series 2017-A-2, 3.60%, 10/15/29	470	364
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	864	728
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 1.80%, (12 Month Treasury Average + 0.94%), 10/25/46 (a) (h)	340	260
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 3.90%, (3 Month USD LIBOR + 1.14%), 07/22/32 (a)	1,000	967
Apidos CLO XXVI
Series 2017-A1AR-26A, 3.64%, (3 Month USD LIBOR + 0.90%), 07/18/29 (a)	1,000	982
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.22%, 11/20/36 (a)	1,785	1,480
Bear Stearns ARM Trust
Series 2005-2A3-2, REMIC, 3.00%, 04/25/35 (a)	407	366
Series 2005-2A2-3, REMIC, 3.33%, 06/25/35 (a)	398	364
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.28%, 07/25/36 (a)	643	544
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 3.31%, (1 Month USD LIBOR + 0.23%), 11/25/36 (a) (h)	1,000	903
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 3.59%, (3 Month USD LIBOR + 1.08%), 07/15/32 (a)	800	771
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	328	294
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	324	314
Series 2021-A-1, 2.90%, 03/15/35	1,489	1,210
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 4.14%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (h)	700	679
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 3.86%, (3 Month USD LIBOR + 0.95%), 08/14/30 (a)	1,200	1,171
CARLYLE US CLO 2017-1 Ltd
Series 2017-A1R-1A, 3.71%, (3 Month USD LIBOR + 1.00%), 04/21/31 (a)	1,300	1,256
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 3.97%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	2,189	2,121
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (a) (h)	598	197
Centex LLC
Series 2004-MV1-D, REMIC, 4.01%, (1 Month USD LIBOR + 0.93%), 09/25/34 (a) (h)	22	21
CHL Mortgage Pass-Through Trust 2007-13
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	572	311
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 3.50%, (1 Month USD LIBOR + 0.42%), 11/25/34 (a)	538	476
Crestline Denali CLO I Ltd
Series 2017-AR-1A, 3.74%, (3 Month USD LIBOR + 1.03%), 04/22/30 (a)	1,355	1,325
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 3.78%, (1 Month USD LIBOR + 0.97%), 06/15/23 (a)	674	651
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 3.22%, (1 Month USD LIBOR + 0.14%), 07/25/35 (a) (h)	59	53
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 3.82%, (1 Month USD LIBOR + 0.74%), 06/25/37 (a) (h)	612	592
CWABS, Inc.
Series 2004-M1-4, REMIC, 3.80%, (1 Month USD LIBOR + 0.72%), 07/25/34 (a) (h)	19	19
Series 2004-M1-5, REMIC, 3.94%, (1 Month USD LIBOR + 0.86%), 08/25/34 (a) (h)	5	4
Series 2005-1A-AB4, REMIC, 3.56%, (1 Month USD LIBOR + 0.48%), 03/25/36 (a) (h)	21	18
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,855
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	880	751
DNA Alpha Limited
Series 2013-A-1, 5.25%, 05/30/23	63	62
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 3.47%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	4,373	4,275
First Franklin Mortgage Loan Trust 2004-FF8 Asset-Backed Certificates, Series 2004-FF8
Series 2004-M3-FF8, REMIC, 4.51%, (1 Month USD LIBOR + 1.43%), 10/25/34 (a) (h)	647	623
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 3.59%, (1 Month USD LIBOR + 0.51%), 01/25/36 (a) (h)	387	320
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 3.36%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (h)	2,763	1,047
GTP Acquisition Partners II, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	282
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 3.20%, (1 Month USD LIBOR + 0.21%), 12/19/36 (a) (h)	409	342
HomeBanc Mortgage Trust 2005-4
Series 2005-A1-4, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 10/25/35 (a) (h)	—	—
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 3.62%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (h)	28	27
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 3.56%, (1 Month USD LIBOR + 0.48%), 07/25/35 (a) (h)	299	278
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (h)	1,068	766
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 3.49%, (1 Month USD LIBOR + 0.27%), 07/25/36 (a) (h)	253	242
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	267	218
Series 2020-1A-1, 4.00%, 11/15/32	2,615	2,308
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 4.02%, (1 Month USD LIBOR + 1.20%), 12/15/38 (a) (h)	1,000	973
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 09/25/36 (a) (h)	959	275
MASTR Asset Backed Securities Trust 2006-NC1
Series 2005-M1-NC1, REMIC, 3.80%, (1 Month USD LIBOR + 0.72%), 12/25/34 (a) (h)	768	692
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 3.83%, (1 Month USD LIBOR + 0.75%), 09/25/35 (a) (h)	626	604
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 3.18%, (1 Month USD LIBOR + 0.10%), 04/25/37 (a) (h)	10	5
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 3.48%, (1 Month USD LIBOR + 0.40%), 04/25/36 (a) (h)	357	271
New Century Home Equity Loan T
Series 2005-M2-D, REMIC, 3.79%, (1 Month USD LIBOR + 0.71%), 02/25/36 (a) (h)	300	245
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 3.24%, (1 Month USD LIBOR + 0.16%), 08/25/36 (a) (h)	258	252
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a)	488	472
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 4.07%, (1 Month USD LIBOR + 0.99%), 09/25/34 (a) (h)	5	5
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	38	30
RASC Series 2006-KS9 Trust
Series 2006-AI3-KS9, REMIC, 3.24%, (1 Month USD LIBOR + 0.16%), 09/25/36 (a) (h)	—	—
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	145	64
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	33	29
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 3.54%, (1 Month USD LIBOR + 0.46%), 12/25/35 (a) (h)	148	126
S-JETS 2017-1 Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	313	253
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	636	545
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (a)	2	2
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (c)	578	556
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	61	55
United Airlines Pass Through Trust
Series 2016-A-2, 3.10%, 10/07/28	381	291
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,186	3,355
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	937	887
Series 2014-A-1, 4.00%, 04/11/26	554	505
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	429	378
Total Non-U.S. Government Agency Asset-Backed Securities (cost $60,566)		55,144
SENIOR FLOATING RATE INSTRUMENTS 1.7%
Consumer Discretionary 0.5%
Advantage Sales & Marketing, Inc.
2021 Term Loan, 7.05%, (3 Month USD LIBOR + 4.50%), 10/28/27 (a)	1,376	1,223
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (a)	3	2
EUR Term Loan B, 3.98%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (a)	978	866
Scientific Games Holdings LP
2022 USD Term Loan B, 5.62%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	1,600	1,478
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 4.25%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	2,000	1,950
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 6.46%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	600	600
		6,119
Financials 0.4%
Avolon TLB Borrower 1 (US) LLC
2021 Term Loan B5, 5.26%, (3 Month USD LIBOR + 2.25%), 12/01/27 (a)	979	952
Citadel Securities LP
2021 Term Loan B, 5.07%, (1 Month Term SOFR + 2.50%), 02/01/28 (a)	887	860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Delos Finance Sarl
2018 Term Loan B, 4.00%, (3 Month USD LIBOR + 1.75%), 10/06/23 (a)	210	210
FinCo I LLC
2020 Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 06/27/25 (a)	98	97
Qatar National Bank (Q.P.S.C.)
Term Loan , 0.00%, (3 Month USD LIBOR + 0.80%), 10/09/23 (a) (p)	1,300	1,297
Trans Union, LLC
2021 Term Loan B6, 4.77%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	691	668
		4,084
Communication Services 0.2%
Cablevision Lightpath LLC
Term Loan B, 6.07%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	1,081	1,033
Charter Communications Operating, LLC
2019 Term Loan B2, 4.28%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	1,043	1,002
Diamond Sports Group, LLC
2022 First Priority Term Loan, 10.70%, (SOFR + 8.00%), 05/19/26 (a)	124	119
E.W. Scripps Company (The)
2019 Term Loan B2, 5.09%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	97	93
2020 Term Loan B3, 5.27%, (1 Month USD LIBOR + 2.75%), 12/15/27 (a)	398	384
		2,631
Information Technology 0.2%
Ivanti Software, Inc.
2021 Term Loan B, 7.33%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	990	767
MH Sub I, LLC
2017 1st Lien Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 08/09/24 (a)	950	904
Tibco Software Inc.
Term Loan , 0.00%, (SOFR + 4.50%), 03/20/29 (a) (p)	700	627
		2,298
Health Care 0.2%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 5.06%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	297	294
Parexel International Corporation
2021 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	399	380
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	1,644	1,525
		2,199
Industrials 0.2%
Foundation Building Materials Holding Company LLC
2021 Term Loan , 6.06%, (3 Month USD LIBOR + 3.25%), 02/03/28 (a)	982	883
Standard Industries Inc.
2021 Term Loan B, 6.68%, (6 Month USD LIBOR + 2.50%), 08/05/28 (a)	1,076	1,042
		1,925
Total Senior Floating Rate Instruments (cost $20,496)		19,256
PREFERRED STOCKS 0.2%
Financials 0.2%
CoBank, ACB, 6.20% (f)	3	301
Morgan Stanley, 6.50% (f)	35	870
Wells Fargo & Company, 4.25% (e) (f)	65	1,119
Total Preferred Stocks (cost $2,793)		2,290
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (i) (k)	35	—
Total Common Stocks (cost $166)		—
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (q) (r)	4,824	4,824
U.S. Treasury Bill 0.4%
Treasury, United States Department of
1.73%, 10/04/22 (s)	4,500	4,500
2.08%, 10/25/22 (n) (s)	172	172
		4,672
Total Short Term Investments (cost $9,495)		9,496
Total Investments 107.0% (cost $1,486,323)		1,251,253
Other Derivative Instruments0.1%		1,587
Other Assets and Liabilities, Net (7.1)%		(83,501)
Total Net Assets 100.0%		1,169,339

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $238,042 and 20.4% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) All or a portion of the security was on loan as of September 30, 2022.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(i) Non-income producing security.

(j) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $64,720.

(p) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

(s) The coupon rate represents the yield to maturity.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	510	451	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	181	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,881	1,332	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	613	419	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	205	197	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,012	970	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	893	602	0.1
Bharti Airtel Limited, 4.38%, 06/10/25	01/07/22	1,576	1,448	0.1
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	11/05/19	300	78	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,856	1,974	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	305	296	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	420	266	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,494	1,406	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,626	1,428	0.1
Gaz Capital S.A., 0.00%, 11/17/23	02/06/12	458	208	—
Gaz Capital S.A., 0.00%, 01/24/24	02/28/19	1,828	815	0.1
Gaz Capital S.A., 0.00%, 11/22/24	03/13/19	226	102	—
Gaz Capital S.A., 0.00%, 03/23/27	09/18/18	580	300	—
Gaz Finance PLC, 0.00%, 06/29/27	11/23/20	1,517	750	0.1
Gaz Finance PLC, 0.00%, 01/27/29	02/06/12	1,800	900	0.1
Gaz Finance PLC, 0.00%, 02/25/30	02/06/12	1,800	900	0.1
Gaz Finance PLC, 0.00%, 02/25/30	11/23/20	1,023	500	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	309	294	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	511	350	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,144	925	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,563	981	0.1
Intesa Sanpaolo SPA, 7.75% (callable at 100, 01/11/27)	02/21/20	759	519	0.1
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/24	02/06/12	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/23	02/25/21	2,047	206	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	273	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	84	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	84	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	32	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	88	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	202	37	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	210	197	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	133	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	02/06/12	58	100	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/23/22	393	600	0.1
Netflix, Inc., 4.63%, 05/15/29	02/02/21	2,372	1,465	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,883	1,210	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	501	350	—
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	14	9	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	2,059	1,326	0.1
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	421	253	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	2	2	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	123	34	—
Phosagro Bond Funding Designated Activity Company, 3.05%, 01/23/25	02/06/12	600	288	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	169	175	—
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	339	208	—
SB Capital S.A., 0.00%, 10/29/22	11/23/20	5,165	—	—
SB Capital S.A., 0.00%, 05/23/23	09/19/19	615	—	—
SF Holding Investment Limited, 3.13%, 11/17/31	01/27/22	774	640	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	900	896	0.1
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	766	564	0.1
Sunac China Holdings Limited, 0.00%, 07/09/23	10/19/20	1,399	198	—
Sunac China Holdings Limited, 0.00%, 08/03/24	12/03/20	407	57	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,404	1,394	0.1
Syngenta Finance N.V., 3.38%, 04/16/26	06/10/21	658	462	0.1
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	215	179	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,001	808	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	915	706	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	711	556	0.1
UBS AG, 5.13%, 05/15/24	01/15/20	929	878	0.1
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,711	1,204	0.1
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/01/19	369	244	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,226	851	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	308	228	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	614	417	—
Yango Justice International Limited, 0.00%, 04/15/23	11/05/21	119	21	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	11	—
		66,527	36,060	3.1

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
3M SOFR Index	(107)	March 2024		(26,045)	9	427
Euro Bund	(27)	December 2022	EUR	(3,914)	(15)	171
United States 2 Year Note	(39)	January 2023		(8,147)	6	137
					—	735

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,200	(1)	(101)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	171,900	(10)	(1,003)
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	(1)	(103)
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	(3)	(329)
6M EURIBOR (S)	Receiving	1.75	(A)	03/15/33	EUR	10,500	(70)	17
6M EURIBOR (S)	Receiving	1.50	(A)	03/15/53	EUR	400	(2)	(2)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	3
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(2)	33
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(3)	40
BRAZIBOR (A)	Paying	11.18	(A)	01/02/25	BRL	12,000	5	(31)
BRAZIBOR (A)	Paying	10.99	(A)	01/04/27	BRL	13,700	11	(47)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	61,100	49	(126)
Sterling Overnight Index Average Rate (A)	Receiving	2.00	(A)	03/15/33	GBP	12,100	141	534
Sterling Overnight Index Average Rate (A)	Receiving	2.00	(A)	03/15/53	GBP	200	2	2
U.S. SOFR (A)	Receiving	1.75	(A)	06/15/27		9,200	32	222
U.S. SOFR (A)	Paying	2.85	(A)	09/08/32		2,300	(11)	(136)
U.S. SOFR (A)	Paying	2.87	(A)	09/08/32		2,500	(12)	(144)
U.S. SOFR (A)	Paying	2.85	(A)	09/20/32		2,300	(11)	(137)
U.S. SOFR (A)	Paying	3.10	(A)	09/28/32		2,200	(10)	(85)
U.S. SOFR (A)	Paying	3.14	(A)	10/04/32		2,200	(78)	(78)
U.S. SOFR (A)	Paying	2.72	(A)	09/21/52		1,200	(18)	(81)
U.S. SOFR (A)	Paying	2.86	(A)	09/27/52		1,100	(16)	(44)
							(8)	(1,596)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	N/A	1.00	06/20/23	1,300	(3)	—	6

Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.96	1.00	12/20/26	(1,000)	1	—	(20)
AT&T Inc. (Q)	0.77	1.00	12/20/22	(1,100)	1	—	(1)
AT&T Inc. (Q)	0.87	1.00	06/20/23	(1,200)	1	—	—
AT&T Inc. (Q)	1.17	1.00	06/20/24	(4,000)	(11)	(1)	(12)
AT&T Inc. (Q)	1.20	1.00	12/20/24	(5,500)	(23)	(2)	(92)
AT&T Inc. (Q)	1.24	1.00	12/20/25	(2,600)	(19)	(1)	(51)
AT&T Inc. (Q)	1.28	1.00	06/20/26	(2,600)	(25)	(2)	(64)
AT&T Inc. (Q)	1.32	1.00	12/20/26	(800)	(10)	—	(19)
Atlantia S.p.A. (Q)	2.75	1.00	12/20/25	(1,400)	(71)	—	(14)
Bank of America Corporation (Q)	0.51	1.00	12/20/22	(2,300)	2	—	(14)
Berkshire Hathaway Inc. (Q)	0.07	1.00	12/20/22	(900)	2	—	(16)
Berkshire Hathaway Inc. (Q)	0.07	1.00	12/20/22	(5,600)	12	—	(101)
British Telecommunications Public Limited Company (Q)	0.81	1.00	12/20/24	(700)	3	—	(1)
British Telecommunications Public Limited Company (Q)	1.07	1.00	12/20/25	(500)	(1)	—	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
British Telecommunications Public Limited Company (Q)	1.66	1.00	12/20/27	(300)	(9)	—	(7)
EADS Finance (Q)	1.27	1.00	12/20/25	(300)	(2)	—	(7)
Ford Motor Company (Q)	1.90	5.00	06/20/23	(700)	15	—	(22)
Ford Motor Company (Q)	3.16	5.00	12/20/24	(1,500)	56	1	(117)
General Electric Company (Q)	0.79	1.00	06/20/24	(300)	1	—	6
General Electric Company (Q)	1.26	1.00	06/20/26	(1,000)	(9)	—	(17)
General Motors Company (Q)	2.31	5.00	12/20/26	(900)	89	1	(77)
Hess Corporation (Q)	1.55	1.00	12/20/26	(1,800)	(37)	1	(13)
ITRAXX.EUR.XO.38 (Credit rating^: BB-) (Q)	N/A	5.00	12/20/27	(1,100)	(57)	5	(19)
MetLife, Inc. (Q)	0.26	1.00	12/20/22	(1,100)	2	—	(18)
MetLife, Inc. (Q)	0.46	1.00	12/20/24	(500)	6	—	(7)
Prudential Financial, Inc. (Q)	0.46	1.00	12/20/24	(800)	9	—	(11)
Rolls-Royce Group PLC (Q)	3.00	1.00	12/20/24	(2,500)	(102)	1	294
Rolls-Royce Group PLC (Q)	3.00	1.00	12/20/24	(2,700)	(110)	1	317
Rolls-Royce Group PLC (Q)	4.09	1.00	12/20/25	(1,650)	(144)	5	3
Tesco PLC (Q)	0.99	1.00	12/20/24	(800)	—	(1)	(16)
Tesco PLC (Q)	1.78	1.00	12/20/27	(4,600)	(163)	(22)	(173)
The Boeing Company (Q)	1.05	1.00	06/20/23	(1,000)	—	—	(7)
The Boeing Company (Q)	1.26	1.00	12/20/23	(2,000)	(6)	1	5
The Boeing Company (Q)	1.74	1.00	06/20/25	(500)	(9)	—	(2)
The Boeing Company (Q)	2.05	1.00	06/20/27	(3,000)	(128)	3	(23)
The Sherwin-Williams Company (Q)	0.39	1.00	12/20/22	(1,000)	1	—	(17)
Verizon Communications Inc. (Q)	1.29	1.00	12/20/26	(1,400)	(15)	(1)	(48)
Vodafone Group Public Limited Company (Q)	0.30	1.00	06/20/23	(400)	2	—	(5)
Vodafone Group Public Limited Company (Q)	0.47	1.00	06/20/24	(800)	7	—	(9)
					(741)	(11)	(400)

^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.38, 06/20/27	DUB	Put	1.40	12/21/22		1,900,000	(4)
CDX.NA.IG.38, 06/20/27	DUB	Put	1.35	12/21/22		2,500,000	(6)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.60	10/19/22		1,800,000	—
CDX.NA.IG.38, 06/20/27	GSC	Put	1.40	11/16/22		1,500,000	(1)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.50	12/21/22		3,000,000	(5)
CDX.NA.IG.38, 06/20/27	JPM	Put	1.35	11/16/22		1,800,000	(2)
CDX.NA.IG.38, 06/20/27	MSC	Put	1.60	12/21/22		900,000	(1)
ITRAXX.EUR.37, 06/20/27	BCL	Put	2.00	12/21/22	EUR	1,000,000	(2)
ITRAXX.EUR.37, 06/20/27	BGI	Put	1.90	11/16/22	EUR	1,000,000	(1)
ITRAXX.EUR.37, 06/20/27	BPC	Put	1.90	11/16/22	EUR	1,000,000	(1)
ITRAXX.EUR.37, 06/20/27	GSC	Put	3.00	03/15/23	EUR	2,000,000	(2)
ITRAXX.EUR.37, 06/20/27	JPM	Put	1.60	10/19/22	EUR	7,200,000	(5)
ITRAXX.EUR.37, 06/20/27	JPM	Put	1.90	11/16/22	EUR	1,000,000	(1)
							(31)
Interest Rate Swaptions
3M LIBOR, 10/12/32	BOA	Call	2.83	10/07/22		2,400,000	—
3M LIBOR, 11/04/23	GSC	Call	0.87	11/02/22		24,900,000	—
3M LIBOR, 10/12/32	BOA	Put	3.33	10/07/22		2,400,000	(48)
							(48)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	10/04/22	AUD	1,813	1,160	(76)
BRL/USD	CIT	10/04/22	BRL	5,815	1,078	(27)
BRL/USD	CIT	01/04/23	BRL	5,815	1,055	(53)
CHF/USD	MSC	11/16/22	CHF	2,443	2,486	(118)
CLP/USD	SCB	12/21/22	CLP	2,025,857	2,062	(128)
COP/USD	SCB	11/16/22	COP	6,522,900	1,403	(132)
EUR/USD	BNP	10/04/22	EUR	625	612	2
GBP/USD	BNP	10/04/22	GBP	2,514	2,807	(99)
GBP/USD	MSC	10/04/22	GBP	1,009	1,127	36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	JPM	11/07/22	IDR	1,803,933	118	(2)
IDR/USD	SCB	11/07/22	IDR	2,696,101	177	(2)
IDR/USD	MSC	11/10/22	IDR	3,483,780	228	(7)
IDR/USD	UBS	11/10/22	IDR	2,945,359	193	(5)
IDR/USD	BNP	11/14/22	IDR	6,657,482	437	(10)
IDR/USD	SCB	11/14/22	IDR	4,246,916	278	(5)
INR/USD	JPM	11/14/22	INR	832	10	—
MXN/USD	BNP	10/07/22	MXN	1,994	99	—
MXN/USD	UBS	10/07/22	MXN	363	18	—
MXN/USD	CIT	10/27/22	MXN	3,235	160	3
MXN/USD	CIT	12/09/22	MXN	126,485	6,203	—
NOK/USD	BOA	11/16/22	NOK	31,085	2,857	(358)
PEN/USD	BNP	12/06/22	PEN	515	128	(2)
PEN/USD	BOA	12/06/22	PEN	5,090	1,268	(28)
USD/AUD	MSC	10/05/22	AUD	(345)	(221)	1
USD/BRL	CIT	10/04/22	BRL	(5,815)	(1,078)	52
USD/CAD	BOA	11/16/22	CAD	(7,312)	(5,293)	370
USD/DKK	BNP	10/03/22	DKK	(15,745)	(2,075)	43
USD/EUR	GSC	10/04/22	EUR	(22,967)	(22,509)	505
USD/GBP	BNP	10/04/22	GBP	(928)	(1,036)	(30)
USD/GBP	BNP	10/04/22	GBP	(10,406)	(11,619)	418
USD/HUF	BNP	10/14/22	HUF	(12,156)	(28)	1
USD/MXN	CIT	10/07/22	MXN	(2,357)	(117)	(1)
USD/MXN	MSC	10/24/22	MXN	(26,193)	(1,296)	(13)
USD/MXN	CIT	10/27/22	MXN	(2,348)	(116)	—
USD/MXN	DUB	10/27/22	MXN	(106,573)	(5,269)	(155)
USD/MXN	GSC	10/27/22	MXN	(1,789)	(88)	1
USD/MXN	BNP	12/30/22	MXN	(1,994)	(97)	—
USD/PEN	GSC	12/06/22	PEN	(4,233)	(1,054)	9
USD/PEN	CIT	12/23/22	PEN	(16,257)	(4,043)	134
USD/PLN	CIT	10/17/22	PLN	(34)	(7)	—
USD/ZAR	UBS	10/14/22	ZAR	(23,423)	(1,293)	68
USD/ZAR	BCL	11/08/22	ZAR	(16,644)	(917)	199
USD/ZAR	BNP	11/08/22	ZAR	(4,441)	(245)	52
USD/ZAR	SCB	11/08/22	ZAR	(8,374)	(461)	93
USD/ZAR	UBS	11/14/22	ZAR	(47,915)	(2,637)	296
USD/ZAR	DUB	12/12/22	ZAR	(32,333)	(1,775)	283
USD/ZAR	DUB	02/13/23	ZAR	(24,742)	(1,351)	130
USD/ZAR	BOA	03/13/23	ZAR	(29,962)	(1,632)	65
USD/ZAR	GSC	05/12/23	ZAR	(43,485)	(2,356)	246
ZAR/USD	BNP	11/08/22	ZAR	4,441	245	(31)
ZAR/USD	BOA	01/09/23	ZAR	901	49	(1)
ZAR/USD	CIT	01/25/23	ZAR	5,507	301	(13)
ZAR/USD	UBS	03/27/23	ZAR	1,156	63	(2)
					(41,991)	1,709

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.91	1.00	12/20/24	(300)	1	4	(3)
Alibaba Group Holding Limited (Q)	BCL	0.91	1.00	12/20/24	(200)	—	3	(3)
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	1.65	1.00	12/20/24	(600)	(8)	(10)	2
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.65	1.00	12/20/24	(500)	(7)	(8)	1
CDX.NA.HY.31.V15 (Credit rating^: B+) (Q)	BNP	N/A	5.00	12/20/23	(100)	5	12	(7)
CDX.NA.HY.31.V15 (Credit rating^: B+) (Q)	CIT	N/A	5.00	12/20/23	(200)	9	21	(12)
CDX.NA.HY.31.V15 (Credit rating^: B+) (Q)	GSC	N/A	5.00	12/20/23	(500)	21	59	(38)
CDX.NA.HY.31.V15 (Credit rating^: B+) (Q)	JPM	N/A	5.00	12/20/23	(400)	16	45	(29)
CDX.NA.HY.31.V15 (Credit rating^: B+) (Q)	MSC	N/A	5.00	12/20/23	(100)	4	12	(8)
MCDX.NA.24 (Credit rating^: AA-) (Q)	MSC	N/A	1.00	06/20/25	(150)	2	(5)	7
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	GSC	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	MSC	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.10 (Credit rating^: AAA) (M)	UBS	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.9 (Credit rating^: AAA) (M)	GSC	N/A	0.50	09/17/58	(3,985)	(12)	(161)	149
CMBX.NA.AAA.9 (Credit rating^: AAA) (M)	MSC	N/A	0.50	09/17/58	(497)	(2)	(19)	17
The Republic of Indonesia, The Government of (Q)	GSC	0.43	1.00	06/20/23	(300)	2	(4)	6
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.93	1.00	06/20/24	(400)	1	(8)	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.05	1.00	12/20/24	(800)	(1)	2	(3)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.93	1.00	06/20/24	(400)	—	(9)	9
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.27	1.00	06/20/25	(6,000)	(29)	(96)	67
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.96	1.00	12/20/23	(300)	—	(6)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.11	1.00	06/20/24	(200)	—	(3)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.68	1.00	06/20/23	(800)	2	(8)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	1.11	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.68	1.00	06/20/23	(1,300)	3	(12)	15
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.20	1.00	12/20/24	(100)	—	(1)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	1.11	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	(4)	(4)	—
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.20	1.00	12/20/24	(500)	(2)	(3)	1
PT Pertamina (Persero) (Q)	BCL	0.81	1.00	12/20/24	(400)	2	(4)	6
South Africa, Parliament of (Q)	BCL	2.37	1.00	12/20/24	(800)	(22)	(30)	8
South Africa, Parliament of (Q)	GSC	2.37	1.00	12/20/24	(1,000)	(28)	(40)	12
					(21,632)	(50)	(286)	236
^ Using the rating of the issuer of the underlying securities of the index provided by S&P Global Ratings.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	929,741	—	929,741
Government And Agency Obligations	—	235,326	—	235,326
Non-U.S. Government Agency Asset-Backed Securities	—	55,144	—	55,144
Senior Floating Rate Instruments	—	19,256	—	19,256
Preferred Stocks	2,290	—	—	2,290
Common Stocks	—	—	—	—
Short Term Investments	4,824	4,672	—	9,496
	7,114	1,244,139	—	1,251,253
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	735	—	—	735
Centrally Cleared Interest Rate Swap Agreements	—	851	—	851
Centrally Cleared Credit Default Swap Agreements	—	631	—	631
Open Forward Foreign Currency Contracts	—	3,007	—	3,007
OTC Credit Default Swap Agreements	—	339	—	339
	735	4,828	—	5,563
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(2,447)	—	(2,447)
Centrally Cleared Credit Default Swap Agreements	—	(1,025)	—	(1,025)
OTC Written Options	—	(79)	—	(79)
Open Forward Foreign Currency Contracts	—	(1,298)	—	(1,298)
OTC Credit Default Swap Agreements	—	(103)	—	(103)
	—	(4,952)	—	(4,952)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 91.3%
U.S. Treasury Inflation Indexed Securities 80.3%
Treasury, United States Department of
0.63%, 04/15/23 - 07/15/32 (a) (b)	63,902	61,180
0.38%, 07/15/23 (a)	25,241	24,815
0.63%, 01/15/24 (a) (c)	1,270	1,239
0.50%, 04/15/24 (a) (c)	3,172	3,080
0.13%, 07/15/24 - 02/15/52 (a)	168,883	144,630
0.25%, 01/15/25 - 07/15/29 (a) (b)	78,199	72,157
2.38%, 01/15/25 (a) (b)	37,487	37,569
0.38%, 07/15/25 - 01/15/27 (a) (c)	28,006	26,334
0.63%, 01/15/26 - 02/15/43 (a)	38,649	34,758
2.00%, 01/15/26 (a)	22,642	22,561
0.13%, 07/15/26 - 01/15/32 (a) (b)	366,946	327,749
2.38%, 01/15/27 (a) (c)	382	388
0.38%, 07/15/27 (a) (b)	58,742	54,795
0.50%, 01/15/28 (a) (b)	69,067	64,113
1.75%, 01/15/28 (a)	15,677	15,518
3.63%, 04/15/28 (a) (b)	37,759	40,998
0.75%, 07/15/28 (a) (b)	64,822	60,892
0.88%, 01/15/29 (a) (b)	36,263	34,081
2.50%, 01/15/29 (a)	22,765	23,541
3.88%, 04/15/29 (a)	13,252	14,826
2.13%, 02/15/40 - 02/15/41 (a)	30,779	31,869
0.75%, 02/15/42 - 02/15/45 (a)	66,012	51,940
1.38%, 02/15/44 (a) (b)	61,846	54,976
1.00%, 02/15/46 (a) (b)	35,074	28,399
0.88%, 02/15/47 (a)	18,339	14,370
1.00%, 02/15/48 - 02/15/49 (a) (c)	11,758	9,530
0.25%, 02/15/50 (a) (c)	12,792	8,383
		1,264,691
Treasury Inflation Indexed Securities 7.8%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	1,280,823	9,321
0.01%, 03/10/31, JPY (a)	247,610	1,818
Commonwealth of Australia
3.00%, 09/20/25, AUD (d) (e)	8,920	8,096
Gouvernement De France
0.25%, 07/25/24, EUR (a) (e)	4,264	4,309
0.10%, 03/01/26, EUR (a) (e)	11,669	11,618
0.10%, 07/25/31 - 07/25/38, EUR (a)	7,690	6,993
Government of Canada
4.25%, 12/01/26, CAD (a)	6,628	5,328
HM Treasury
1.88%, 11/22/22, GBP (a) (e)	5,173	5,813
0.13%, 03/22/24 - 03/22/58, GBP (a) (e)	12,587	14,735
1.25%, 11/22/27, GBP (a) (e)	3,484	4,118
New Zealand Parliament
2.00%, 09/20/25, NZD (d)	10,600	7,271
3.00%, 09/20/30, NZD (d)	2,500	1,767
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (d)	38,300	38,372
0.40%, 05/15/30, EUR (a) (e)	3,273	2,794
		122,353
Mortgage-Backed Securities 2.7%
Federal Home Loan Mortgage Corporation
3.57%, (6 Month USD LIBOR + 1.78%), 07/01/36 (f)	70	73
3.49%, (1 Year USD LIBOR + 1.51%), 09/01/36 (f)	25	25
3.03%, (1 Year USD LIBOR + 1.69%), 10/01/36 (f)	31	32
Federal National Mortgage Association, Inc.
1.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (f)	12	12
2.32%, (1 Year USD LIBOR + 1.82%), 03/01/36 (f)	27	28
TBA, 4.50%, 10/15/52 - 11/15/52 (b)	35,000	33,298
TBA, 3.00%, 11/15/52 (b)	5,800	5,040
TBA, 4.00%, 11/15/52 (b)	1,100	1,019
GNR 2022-HJUN FC SOFR30A +90BP
0.00%, 09/01/72 (b) (f) (g)	2,300	2,303
		41,830
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series F1-278, 3.27%, (1 Month USD LIBOR + 0.45%), 09/15/42 (f)	1,264	1,251
Series WF-4779, REMIC, 2.91%, (1 Month USD LIBOR + 0.35%), 07/15/44 (f)	997	990
Series T-1A1-62, REMIC, 2.30%, (12 Month Treasury Average + 1.20%), 10/25/44 (f)	115	117
Series T-1A1-63, REMIC, 2.30%, (12 Month Treasury Average + 1.20%), 02/25/45 (f)	85	87
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 3.14%, (1 Month USD LIBOR + 0.06%), 07/25/37 (f)	28	27
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.97%, (1 Year USD LIBOR + 0.75%), 04/20/67 (f)	1,439	1,407
Series 2018-FG-H15, REMIC, 3.86%, (1 Year USD LIBOR + 0.15%), 08/20/68 (f)	1,768	1,699
		5,578
Sovereign 0.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (h)	3,500	774
6.15%, 08/12/32, PEN	7,100	1,486
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	171
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (h)	1,000	995
		3,426
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	102	101
Total Government And Agency Obligations (cost $1,570,213)		1,437,979
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.8%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 3.75%, (3 Month USD LIBOR + 1.04%), 10/20/31 (f)	700	676
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASP1
Series 2007-A2B-ASP1, REMIC, 3.48%, (1 Month USD LIBOR + 0.20%), 03/25/37 (f) (i)	351	172
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.72%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (h)	1,000	946
AerCap Ireland Capital Designated Activity Company
Series ARRE-3A, 0.75%, (3 Month EURIBOR + 0.75%), 04/15/32, EUR (f) (h)	600	560
Allegro CLO IX Ltd
Series 2018-A-3A, 0.00%, (3 Month USD LIBOR + 1.17%), 10/16/31 (j)	600	581
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	80	51
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 3.32%, (1 Month USD LIBOR + 0.24%), 06/25/36 (f) (i)	314	289
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,188	930
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	252	221
AMMC CLO XII, Limited
Series 2013-AR2-12A, 3.86%, (3 Month USD LIBOR + 0.95%), 11/11/30 (f)	800	781
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 3.90%, (3 Month USD LIBOR + 1.14%), 07/22/32 (f)	1,200	1,160
Apidos CLO XXVI
Series 2017-A1AR-26A, 3.64%, (3 Month USD LIBOR + 0.90%), 07/18/29 (f)	1,400	1,374

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Apidos CLO XXVII
Series 2017-A1R-27A, 3.67%, (3 Month USD LIBOR + 0.93%), 07/17/30 (f)	1,400	1,370
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 3.74%, (SOFR 30-Day Average + 1.45%), 01/16/37 (f)	1,300	1,276
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 0.61%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (f) (h)	593	566
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 3.38%, (3 Month USD LIBOR + 0.87%), 01/16/29 (f)	3,839	3,770
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.72%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (h)	2,500	2,361
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 4.04%, (3 Month USD LIBOR + 1.30%), 01/16/30 (f)	1,264	1,236
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.32%, 06/25/35 (f)	15	13
Barings CLO Ltd.
Series 2016-AR2-2A, 3.78%, (3 Month USD LIBOR + 1.07%), 01/20/32 (f)	800	775
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 1.10%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (f) (h)	500	469
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.69%, 03/26/37 (f)	246	234
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 4.10%, (1 Month Term SOFR + 1.80%), 03/21/39 (f)	1,600	1,576
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 3.00%, 01/25/36 (f)	136	127
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 3.34%, 08/25/36 (f)	97	67
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 3.06%, 05/25/33 (f)	8	8
Series 2003-2A1-9, REMIC, 2.82%, 02/25/34 (f)	43	40
Series 2004-22A1-9, REMIC, 3.75%, 11/25/34 (f)	35	33
Series 2004-22A1-10, REMIC, 4.58%, 01/25/35 (f)	30	27
Series 2005-2A1-1, REMIC, 3.26%, 03/25/35 (f)	88	81
Bear Stearns Asset Backed Securities I Trust 2007-HE7
Series 2007-1A1-HE7, REMIC, 4.08%, (1 Month USD LIBOR + 1.00%), 08/25/37 (f)	19	19
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 3.22%, 12/26/46 (f)	227	179
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 3.46%, (3 Month USD LIBOR + 0.95%), 10/15/30 (f)	800	778
Birch Grove CLO Ltd
Series AR-19A, 4.42%, (3 Month USD LIBOR + 1.13%), 06/16/31 (f)	700	675
Black Diamond CLO 2015-1 Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (h)	139	136
Series 2015-A2R-1A, 3.34%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (h)	91	91
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 0.98%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (f) (h)	400	379
Blackrock European CLO IV Designated Activity Company
Series A-4A, 0.85%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (f) (h)	999	933
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 0.93%, (3 Month EURIBOR + 0.79%), 04/28/32, EUR (f) (h)	900	857
BlueMountain Fuji US Clo Ltd
Series 2018-A1-22A, 3.59%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,100	1,069
Capital Four US CLO I Ltd
Series 2022-A1-1A, 5.70%, (3 Month Term SOFR + 2.14%), 10/20/30 (f)	500	499
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 0.95%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (f) (h)	2,273	2,148
Carlyle Global Market Strategies CLO 2012-4, Ltd
Series 2012-A1R3-4A, REMIC, 3.84%, (3 Month USD LIBOR + 1.08%), 04/22/32 (f)	400	389
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 3.86%, (3 Month USD LIBOR + 0.95%), 08/14/30 (f)	1,500	1,463
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 1.14%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (f) (h)	700	658
CARLYLE US CLO 2017-1 Ltd
Series 2017-A1R-1A, 3.71%, (3 Month USD LIBOR + 1.00%), 04/21/31 (f)	1,400	1,353
CBAM 2018-5 Ltd
Series 2018-A-5A, 3.76%, (3 Month USD LIBOR + 1.02%), 04/17/31 (f)	700	680
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 3.83%, (3 Month USD LIBOR + 1.12%), 04/20/32 (f)	800	775
C-Bass Mortgage Loan Asset Backed Certificates Series
Series 2005-M4-CB3, REMIC, 4.13%, (1 Month USD LIBOR + 1.05%), 08/25/34 (f) (i)	205	192
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 3.84%, (3 Month USD LIBOR + 1.10%), 07/17/31 (f)	700	682
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 3.76%, 02/25/37 (f)	9	8
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	748	397
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 1.05%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (f) (h)	1,000	924
CIFC Funding 2017-I, Ltd.
Series 2017-AR-1A, 3.74%, (3 Month USD LIBOR + 1.01%), 04/23/29 (f)	569	560
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 3.84%, (3 Month USD LIBOR + 1.10%), 07/18/31 (f)	700	681
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 3.74%, (3 Month USD LIBOR + 1.00%), 04/18/31 (f)	1,800	1,751
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 4.58%, (1 Month USD LIBOR + 1.50%), 02/25/23 (f)	1,900	1,761
Series 2007-1A-1, REMIC, 4.43%, (1 Month USD LIBOR + 1.35%), 08/25/24 (f)	661	657
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 3.37%, (1 Month USD LIBOR + 0.29%), 09/25/36 (f) (i)	2,037	1,944
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 3.88%, 09/25/37 (f)	284	249
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 3.16%, (1 Month USD LIBOR + 0.08%), 01/25/37 (f) (i)	48	33
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 3.26%, (1 Month USD LIBOR + 0.18%), 03/25/37 (f) (i)	1,098	917

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 3.35%, (1 Month USD LIBOR + 0.27%), 05/25/37 (f) (i)	1,200	1,085
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 3.33%, 03/25/37 (f)	946	804
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	6	5
Series 2005-2A2B-3, REMIC, 3.81%, 08/25/35 (f)	31	25
Series 2005-A1-6, REMIC, 2.19%, (1 Year Treasury + 2.10%), 09/25/35 (f)	6	6
Series 2005-A2-6, REMIC, 2.22%, (1 Year Treasury + 2.15%), 09/25/35 (f)	5	5
Series 2005-M3-HE4, REMIC, 3.77%, (1 Month USD LIBOR + 0.69%), 10/25/35 (f) (i)	3,422	3,019
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.14%, (1 Month USD LIBOR + 0.06%), 07/25/45 (f) (i)	100	72
College Loan Corporation
Series 2007-A1-2, 3.03%, (3 Month USD LIBOR + 0.25%), 01/25/24 (f)	650	643
Contego CLO IV Designated Activity Company
Series AR-4A, 0.79%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (f) (h)	499	477
CQS US CLO 2022-2 Ltd
Series 2022-A1-2A, 5.86%, (3 Month Term SOFR + 2.65%), 07/21/31 (f)	2,200	2,196
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 3.20%, (1 Month USD LIBOR + 0.12%), 07/25/37 (f) (i)	77	54
Series 2007-A3-CB6, REMIC, 3.30%, (1 Month USD LIBOR + 0.22%), 07/25/37 (f) (i)	2,253	1,589
Crestline Denali CLO I Ltd
Series 2017-AR-1A, 3.74%, (3 Month USD LIBOR + 1.03%), 04/22/30 (f)	3,097	3,028
Series 2016-AR2-1A, 3.92%, (3 Month USD LIBOR + 1.14%), 10/23/31 (f)	800	774
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f) (i)	601	155
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 2.76%, 12/03/37 (f)	2,300	2,059
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 2.41%, 09/29/36 (f)	903	881
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 1.10%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (f) (h)	700	666
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 3.82%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (i)	84	81
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 3.27%, (1 Month USD LIBOR + 0.19%), 02/25/36 (f) (i)	4,123	3,743
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.68%, 08/25/34 (f)	8	7
Dryden 44 Euro CLO 2015 BV
Series 2015-A1RR-44A, 0.88%, (3 Month EURIBOR + 0.88%), 04/15/34, EUR (f) (h)	500	456
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 1.18%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (f) (h)	400	374
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 3.71%, (3 Month USD LIBOR + 0.97%), 04/18/31 (f)	600	583
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 2.91%, (SONIA + 1.07%), 06/13/45, GBP (e) (f)	639	699
Series 2007-A3C-3A, 2.91%, (SONIA + 1.07%), 06/13/45, GBP (f) (h)	220	241
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 2.20%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (f) (h)	700	626
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 3.39%, (1 Month USD LIBOR + 0.31%), 07/25/36 (f) (i)	1,599	1,502
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 3.20%, (1 Month USD LIBOR + 0.12%), 12/25/36 (f) (i)	5,631	4,820
First NLC Trust
Series 2007-A1-1, REMIC, 3.15%, (1 Month USD LIBOR + 0.07%), 08/25/37 (f)	209	112
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 3.60%, (3 Month USD LIBOR + 1.09%), 07/15/31 (f)	900	874
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 2.14%, (SONIA + 0.27%), 06/18/38, GBP (e) (f)	31	34
Series 2007-A2A-1, 2.12%, (SONIA + 0.25%), 03/18/39, GBP (e) (f)	44	48
Greenpoint M F T S 2006-AR6
Series 2006-A-A6, REMIC, 3.44%, (1 Month USD LIBOR + 0.36%), 09/25/46 (f) (i)	253	228
Grifonas Finance No.1 PLC
Series A-1, 1.26%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (f) (i)	455	400
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (i)	254	147
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 3.00%, 01/25/35 (f)	23	22
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 4.57%, (3 Month USD LIBOR + 1.86%), 07/21/31 (f)	700	686
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.14%, 04/19/34 (f)	71	66
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 3.18%, (1 Month USD LIBOR + 0.19%), 09/19/37 (f) (i)	18	15
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.76%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (h)	600	561
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 3.53%, (1 Month USD LIBOR + 0.45%), 02/25/36 (f) (i)	1,287	1,254
HomeBanc Mortgage Trust 2005-4
Series 2005-A2-4, REMIC, 3.74%, (1 Month USD LIBOR + 0.66%), 10/25/35 (f) (i)	1	1
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	10	10
Series 2005-4A1-AR1, REMIC, 3.20%, 03/25/35 (f)	25	24
Series 2005-2A1-AR1, REMIC, 3.14%, 11/25/35 (f)	17	17
Series 2005-A1-16IP, REMIC, 3.72%, (1 Month USD LIBOR + 0.64%), 07/25/45 (f) (i)	76	64
J.P. Morgan Mortgage Acquisition Trust 2006-CH2
Series 2006-AV5-CH2, REMIC, 3.29%, (1 Month USD LIBOR + 0.21%), 10/25/36 (f) (i)	30	30
J.P. Morgan Mortgage Trust
Series 2005-7A1-A6, REMIC, 3.96%, 08/25/35 (f)	50	44
Series 2005-2A1-A6, REMIC, 4.24%, 08/25/35 (f)	42	40
Series 2005-4A1-A6, REMIC, 4.03%, 09/25/35 (f)	6	6
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 4.20%, 07/25/35 (f)	21	20
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (f)	184	166
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.29%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (f)	89	86

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 1.80%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (h)	1,215	1,163
Kayne CLO 5 Ltd
Series 2019-AR-5A, 3.90%, (3 Month USD LIBOR + 1.12%), 07/26/32 (f)	500	483
KKR CLO 11 Ltd.
Series AR-11, 3.69%, (3 Month USD LIBOR + 1.18%), 01/15/31 (f)	800	780
KKR CLO 9 Ltd.
Series AR2-9, 3.46%, (3 Month USD LIBOR + 0.95%), 07/15/30 (f)	500	486
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (h)	400	377
LCM XV LP
Series AR2-15A, 3.71%, (3 Month USD LIBOR + 1.00%), 07/22/30 (f)	2,300	2,242
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 3.61%, (3 Month USD LIBOR + 0.87%), 07/19/27 (f)	3,487	3,424
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 3.33%, (1 Month USD LIBOR + 0.25%), 08/25/47 (f) (i)	468	439
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 4.12%, (1 Month USD LIBOR + 1.30%), 07/15/36 (f)	2,515	2,433
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 3.83%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,600	1,570
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 3.32%, (1 Month USD LIBOR + 0.12%), 08/25/36 (f) (i)	412	166
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 4.55%, (1 Month USD LIBOR + 1.50%), 11/22/38 (f)	500	487
Madison Park Funding XLI, Ltd.
Series AR-12A, 3.59%, (3 Month USD LIBOR + 0.83%), 04/22/27 (f)	2,021	1,989
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 4.01%, (3 Month USD LIBOR + 1.20%), 07/29/30 (f)	300	296
Madison Park Funding XXX, Ltd.
Series 2018-A-30A, 3.26%, (3 Month USD LIBOR + 0.75%), 04/16/29 (f)	674	659
Magnetite VIII, Limited
Series 2014-AR2-8A, 3.49%, (3 Month USD LIBOR + 0.98%), 04/15/31 (f)	298	293
Magnetite XVIII Ltd
Series 2016-AR2-18A, 3.79%, (3 Month USD LIBOR + 0.88%), 11/15/28 (f)	1,177	1,155
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (h)	483	452
Marathon CLO V Ltd.
Series 2013-A1R-5A, 3.85%, (3 Month USD LIBOR + 0.87%), 11/22/27 (f)	68	68
Marathon Static CLO 2022-18 Ltd
Series 2022-A1-18A, 1.58%, (SOFR 90-Day Average + 2.22%), 07/20/30 (f)	800	796
MASTR Adjustable Rate Mortgages Trust 2004-6
Series 2003-2A1-6, REMIC, 2.11%, 12/25/33 (f)	48	45
MASTR Asset Backed Securities Trust 2006-FRE1
Series 2005-M1-FRE1, REMIC, 3.83%, (1 Month USD LIBOR + 0.75%), 10/25/35 (f) (i)	51	47
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.73%, 02/25/34 (f)	54	51
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-A2
Series 2003-1A1-A2, REMIC, 2.72%, 02/25/33 (f)	31	28
MF1 2022-FL9 LLC
Series 2022-A-FL9, 4.43%, (SOFR 30-Day Average + 2.15%), 06/22/37 (f)	1,500	1,496
MidOcean Credit CLO II
Series 2013-ARR-2A, 3.84%, (3 Month USD LIBOR + 1.03%), 01/29/30 (f)	708	692
Midocean Credit Clo VIII
Series 2018-A1R-8A, 4.03%, (3 Month USD LIBOR + 1.05%), 02/20/31 (f)	900	874
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (f)	320	305
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 3.30%, (1 Month USD LIBOR + 0.22%), 10/25/36 (f) (i)	1,272	606
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 3.14%, (1 Month USD LIBOR + 0.06%), 05/25/37 (f) (i)	40	35
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 4.06%, (1 Month USD LIBOR + 0.98%), 07/25/34 (f) (i)	311	303
Series 2005-M2-HE2, REMIC, 3.74%, (1 Month USD LIBOR + 0.66%), 01/25/35 (f) (i)	1,313	1,237
Series 2005-M3-HE5, REMIC, 3.76%, (1 Month USD LIBOR + 0.68%), 09/25/35 (f) (i)	1,439	1,327
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 4.09%, (1 Month USD LIBOR + 1.01%), 12/25/34 (f) (i)	159	157
Mountain View CLO 2017-1 Ltd.
Series 2017-AR-1A, 2.13%, (3 Month USD LIBOR + 1.09%), 10/16/29 (f)	1,830	1,788
MP CLO VII LTD
Series 2015-AR3-1A, 3.63%, (3 Month USD LIBOR + 0.89%), 10/18/28 (f)	1,058	1,026
New Century Home Equity Loan T
Series 2004-M1-4, REMIC, 3.85%, (1 Month USD LIBOR + 0.77%), 02/25/35 (f)	239	225
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (f)	1,755	1,659
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 3.85%, (1 Month USD LIBOR + 0.77%), 05/25/35 (f) (i)	2,735	2,643
OAK HILL EUROPEAN CREDIT PARTNERS VII DESIGNATED ACTIVITY COMPANY
Series 2018-AR-7A, 0.79%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (h)	1,700	1,600
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-A-2A, 0.82%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (f) (h)	600	575
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 3.70%, (3 Month USD LIBOR + 0.96%), 04/16/31 (f)	1,500	1,466
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 3.91%, (3 Month USD LIBOR + 1.00%), 02/14/31 (f)	700	680
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 3.61%, (3 Month USD LIBOR + 0.87%), 04/17/31 (f)	1,395	1,349
OZLM IX, Ltd.
Series 2014-A1A3-9A, 3.81%, (3 Month USD LIBOR + 1.10%), 10/20/31 (f)	300	289
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 3.72%, (3 Month USD LIBOR + 0.98%), 10/17/29 (f)	926	903
OZLM XVI Ltd
Series 2017-A1R-16A, 3.95%, (3 Month USD LIBOR + 1.03%), 05/16/30 (f)	2,900	2,823
OZLM XXIV Ltd
Series 2019-A1AR-24A, 3.87%, (3 Month USD LIBOR + 1.16%), 07/20/32 (f)	600	575
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 1.05%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (f) (h)	1,000	952
Series 2022-A-3A, 0.00%, (3 Month EURIBOR + 1.95%), 04/12/32, EUR (f) (h)	4,400	4,300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 3.51%, (3 Month USD LIBOR + 0.80%), 07/20/29 (f)	2,145	2,102
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 3.31%, (3 Month USD LIBOR + 0.80%), 10/15/29 (f)	2,350	2,297
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 1.78%, 10/25/37 (f)	494	430
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 3.54%, (1 Month USD LIBOR + 0.46%), 06/25/36 (f) (i)	2,777	2,679
Regatta VIII Funding Ltd
Series 2017-A-1A, 3.99%, (3 Month USD LIBOR + 1.25%), 10/17/30 (f)	1,800	1,750
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 3.95%, (1 Month USD LIBOR + 0.87%), 02/25/34 (f) (i)	613	600
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 3.71%, (1 Month USD LIBOR + 0.63%), 12/25/35 (f) (i)	414	410
Series 2006-M1-KS3, REMIC, 3.58%, (1 Month USD LIBOR + 0.50%), 04/25/36 (f) (i)	451	443
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	74
Residential Mortgage Securities 32 PLC
Series A-32A, 3.18%, (SONIA + 1.25%), 06/20/70, GBP (f) (h) (i)	1,469	1,625
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 3.81%, (3 Month USD LIBOR + 1.03%), 10/23/30 (f)	800	781
Saranac Clo II Limited
Series 2014-A1AR-2A, 4.21%, (3 Month USD LIBOR + 1.23%), 11/20/29 (f)	562	553
Saranac CLO VI Limited
Series 2018-A1R-6A, 4.39%, (3 Month USD LIBOR + 1.14%), 08/13/31 (f)	1,300	1,255
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 3.56%, (1 Month USD LIBOR + 0.48%), 11/25/37 (f) (i)	2,000	1,751
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.39%, (1 Month USD LIBOR + 0.31%), 08/25/24 (f) (i)	410	392
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 3.40%, (1 Month USD LIBOR + 0.32%), 07/25/36 (f) (i)	2,674	998
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 3.38%, (1 Month USD LIBOR + 0.30%), 07/25/36 (f) (i)	388	173
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 3.33%, (3 Month USD LIBOR + 0.55%), 10/25/64 (f)	2,003	1,961
SLM Student Loan Trust 2008-9
Series 2008-A-9, 4.28%, (3 Month USD LIBOR + 1.50%), 04/25/23 (f)	806	796
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 3.89%, (3 Month USD LIBOR + 1.15%), 04/18/31 (f) (h)	300	293
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 3.92%, (3 Month USD LIBOR + 1.21%), 07/20/32 (f)	1,200	1,142
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 3.68%, (3 Month USD LIBOR + 0.90%), 01/23/29 (f)	977	958
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 3.28%, (1 Month USD LIBOR + 0.20%), 06/25/37 (f) (i)	1,510	1,066
Stratus CLO 2021-2, Ltd.
Series 2021-A-2A, 3.61%, (3 Month USD LIBOR + 0.90%), 12/28/29 (f)	548	535
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 3.66%, (3 Month USD LIBOR + 0.95%), 12/31/29 (f)	1,223	1,194
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 3.65%, (1 Month USD LIBOR + 0.66%), 10/19/34 (f) (i)	7	6
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 3.62%, 02/25/34 (f)	83	77
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 3.43%, (3 Month USD LIBOR + 0.95%), 07/14/26 (f)	82	82
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 3.61%, (3 Month USD LIBOR + 0.83%), 10/25/29 (f)	459	448
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (i)	473	16
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 3.79%, (3 Month USD LIBOR + 1.05%), 07/18/31 (f)	498	480
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.16%, 07/25/36 (f)	1,987	1,631
Series 2005-A3-1, REMIC, 2.10%, 04/25/45 (f)	58	53
TICP CLO II-2, Ltd.
Series 2018-A1-IIA, 3.55%, (3 Month USD LIBOR + 0.84%), 04/20/28 (f)	478	473
Toro European CLO 5 Designated Activity Company
Series A-5A, 0.74%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (f) (h)	1,700	1,625
Series ANV-5A, 0.74%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (f) (h)	800	765
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 0.81%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (f) (h)	1,800	1,678
Towd Point Mortgage Funding 2019 - Granite4 PLC
Series 2019-A1-GR4A, 2.74%, (SONIA + 1.14%), 10/20/51, GBP (f) (h) (i)	3,280	3,636
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 4.08%, (1 Month USD LIBOR + 1.00%), 07/25/27 (f)	691	686
Tralee CLO VII Ltd
Series 2021-A1-7A, 4.10%, (3 Month USD LIBOR + 1.32%), 04/25/34 (f)	1,400	1,344
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 3.63%, (SOFR 30-Day Average + 1.65%), 02/17/39 (f) (i)	300	294
Venture 38 CLO Limited
Series 2019-A1R-38A, 3.94%, (3 Month USD LIBOR + 1.16%), 07/30/32 (f)	1,500	1,434
Venture XIV CLO Ltd
Series 2013-ARR-14A, 4.07%, (3 Month USD LIBOR + 1.03%), 08/28/29 (f)	1,358	1,330
Venture XVII CLO, Limited
Series 2014-ARR-17A, 3.39%, (3 Month USD LIBOR + 0.88%), 04/15/27 (f)	489	479
Venture XXI CLO, Limited
Series 2015-AR-21A, 3.39%, (3 Month USD LIBOR + 0.88%), 07/15/27 (f)	191	191
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 3.73%, (3 Month USD LIBOR + 1.02%), 04/20/29 (f)	256	251
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 3.70%, (3 Month USD LIBOR + 0.99%), 07/22/30 (f)	1,200	1,164
Vibrant Clo III Ltd.
Series 2019-A1R1-11A, 3.83%, (3 Month USD LIBOR + 1.12%), 07/20/32 (f)	1,500	1,435
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 4.18%, (SOFR 30-Day Average + 1.90%), 02/18/39 (f)	700	694
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 3.51%, (3 Month USD LIBOR + 1.00%), 10/15/30 (f)	500	486
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 3.72%, (3 Month USD LIBOR + 1.21%), 10/15/30 (f)	797	781
Voya CLO 2015-1 Ltd
Series 2015-A1R-1A, 3.64%, (3 Month USD LIBOR + 0.90%), 01/18/29 (f)	1,385	1,361

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 3.57%, (3 Month USD LIBOR + 1.06%), 04/15/31 (f)	600	582
Wamu Mortgage Pass-Through Certificates Series 2002-Ar17 Trust
Series 2003-A7-AR5, REMIC, 3.21%, 06/25/33 (f)	42	40
Wamu Mortgage Pass-Through Certificates Series 2003-S10trust
Series 2003-2A-AR9, REMIC, 4.17%, 09/25/33 (f)	28	26
Series 2005-3A1-AR10, REMIC, 2.81%, 08/25/35 (f)	7	6
Series 2005-2A1-AR14, REMIC, 3.07%, 12/25/35 (f)	48	43
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 1.87%, (12 Month Treasury Average + 0.77%), 05/25/47 (f)	168	142
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9
Series 2006-1A-AR9, REMIC, 2.10%, (12 Month Treasury Average + 1.00%), 08/25/46 (f)	814	777
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.33%, 03/25/33 (f)	19	18
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 3.60%, (3 Month USD LIBOR + 0.89%), 07/20/29 (f)	684	672
Wellfleet CLO 2016-1 Ltd
Series 2016-AR-1A, 3.62%, (3 Month USD LIBOR + 0.91%), 04/20/28 (f)	663	653
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 3.77%, (3 Month USD LIBOR + 1.06%), 10/20/29 (f)	637	626
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 3.59%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,600	1,553
Total Non-U.S. Government Agency Asset-Backed Securities (cost $196,055)		185,347
CORPORATE BONDS AND NOTES 0.9%
Financials 0.9%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (h)	89	70
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (k) (l)	200	179
Bank of America Corporation
5.88%, (100, 03/15/28) (k)	1,160	995
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,598
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (k) (l)	600	519
Mitsubishi HC Capital Inc.
3.96%, 09/19/23 (h)	400	395
NatWest Group PLC
4.52%, 06/25/24 (l)	1,300	1,285
5.19%, (3 Month USD LIBOR + 1.55%), 06/25/24 (f) (l)	2,000	1,996
UniCredit S.p.A.
7.83%, 12/04/23 (h)	6,750	6,799
		13,836
Consumer Discretionary 0.0%
Discovery Communications, LLC
2.95%, 03/20/23	53	53
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (h)	300	258
		311
Industrials 0.0%
Park Aerospace Holdings Limited
4.50%, 03/15/23 (h)	200	199
Real Estate 0.0%
Crown Castle Inc.
3.15%, 07/15/23	200	197
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	184
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (h)	200	154
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	96
Total Corporate Bonds And Notes (cost $15,559)		14,977
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (k) (l)	—	602
Total Preferred Stocks (cost $500)		602
Total Investments 104.0% (cost $1,782,327)		1,638,905
Total Purchased Options0.7% (cost $4,181)		11,146
Other Derivative Instruments(1.9)%		(29,409)
Other Assets and Liabilities, Net (2.8)%		(44,956)
Total Net Assets 100.0%		1,575,686

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $894,447.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $43,114 and 2.7% of the Fund.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	179	—
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	9,831	8,096	0.5
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 2.91%, 06/13/45	06/29/16	783	699	0.1
Gouvernement De France, 0.25%, 07/25/24	05/17/22	4,792	4,309	0.3
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,256	11,618	0.7
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 2.14%, 06/18/38	09/18/21	42	34	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 2.12%, 03/18/39	09/18/21	60	48	—
Grifonas Finance No.1 PLC, Series A-1, 1.26%, 08/28/39	02/10/15	393	400	—
HM Treasury, 1.88%, 11/22/22	08/27/21	7,138	5,813	0.4
HM Treasury, 0.13%, 03/22/24	08/27/21	14,464	11,456	0.7
HM Treasury, 1.25%, 11/22/27	09/23/19	5,190	4,118	0.3
HM Treasury, 0.13%, 03/22/58	09/28/22	1,348	3,279	0.2
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.29%, 07/12/28	09/15/17	106	86	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	519	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	4,150	2,794	0.2
		62,530	53,448	3.4

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	669	March 2023	EUR	167,706	189	(5,433)
Euro Bund	206	December 2022	EUR	29,942	117	(1,390)
Long Gilt	7	December 2022	GBP	769	(6)	(105)
United States 5 Year Note	231	January 2023		24,763	(61)	72
United States Ultra Bond	81	December 2022		11,549	(132)	(452)
					107	(7,308)
Short Contracts
Australia 10 Year Bond	(44)	December 2022	AUD	(5,248)	(54)	62
Australia 3 Year Bond	(72)	December 2022	AUD	(7,750)	(23)	52
Euro BOBL	(156)	December 2022	EUR	(19,132)	(86)	446
Euro Buxl 30 Year Bond	(31)	December 2022	EUR	(4,928)	58	373
Euro OAT	(92)	December 2022	EUR	(12,794)	(34)	627
Euro Schatz	(1,239)	December 2022	EUR	(134,122)	(297)	1,344
Italy Government BTP Bond	(295)	December 2022	EUR	(34,496)	(205)	1,416
Italy Short Term Government BTP Bond	(209)	December 2022	EUR	(22,296)	(113)	279
Japan 10 Year Bond	(96)	December 2022	JPY	(14,240,581)	(212)	24
United States 10 Year Note	(716)	December 2022		(82,813)	280	2,576
United States 10 Year Ultra Bond	(47)	December 2022		(5,496)	23	(73)
United States 2 Year Note	(499)	January 2023		(104,193)	74	1,703
United States Long Bond	(325)	December 2022		(43,569)	213	2,487
					(376)	11,316

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.84	(S)	11/21/28		19,000	67	1,670
3M LIBOR (Q)	Paying	1.89	(S)	11/21/53		3,800	(45)	(941)
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	200	—	(7)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	11	(244)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	26	(579)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	12	(277)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	14	(265)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	2
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(17)	8
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(11)	663
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	5	(117)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	5	(70)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(25)	27
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	(10)	3
HICP (A)	Receiving	2.36	(A)	08/15/30	EUR	4,000	(42)	2
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	(53)	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	(24)	(16)
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	4,400	(49)	(71)
HICP (A)	Receiving	2.47	(A)	07/15/32	EUR	2,500	(26)	7
HICP (A)	Paying	3.52	(A)	09/15/24	EUR	2,400	12	6
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	178	(2,854)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	3,910	45	(46)
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	5	—
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	7	30
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	2	1
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	4	(19)
Sterling Overnight Index Average Rate (A)	Receiving	2.00	(A)	03/15/53	GBP	5,800	28	28
U.K. Retail Price Index (A)	Receiving	4.48	(A)	09/15/23	GBP	2,100	4	295
U.K. Retail Price Index (A)	Receiving	6.29	(A)	03/15/24	GBP	8,300	20	459
U.K. Retail Price Index (A)	Receiving	6.44	(A)	05/15/24	GBP	2,000	4	78
U.K. Retail Price Index (A)	Receiving	6.60	(A)	05/15/24	GBP	8,500	16	286
U.K. Retail Price Index (A)	Receiving	5.20	(A)	06/15/24	GBP	2,000	5	69
U.K. Retail Price Index (A)	Receiving	5.33	(A)	06/15/24	GBP	6,200	14	195
U.K. Retail Price Index (A)	Receiving	4.74	(A)	12/15/26	GBP	1,700	17	202
U.K. Retail Price Index (A)	Receiving	4.62	(A)	02/15/27	GBP	4,700	49	464
U.K. Retail Price Index (A)	Receiving	4.63	(A)	02/15/27	GBP	5,500	58	535
U.K. Retail Price Index (A)	Receiving	4.30	(A)	01/15/32	GBP	6,500	198	690
U.K. Retail Price Index (A)	Receiving	4.13	(A)	09/15/32	GBP	1,420	48	51
U.K. Retail Price Index (A)	Receiving	4.13	(A)	09/15/32	GBP	6,380	217	224
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	(35)	(1,386)
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	10,300	(53)	(2,320)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	(84)	(2,624)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	4,580	(121)	(1,222)
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	(294)	(3,472)
U.K. Retail Price Index (A)	Paying	3.75	(A)	04/15/31	GBP	2,000	(56)	(489)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,700	(81)	(465)
U.K. Retail Price Index (A)	Paying	3.57	(A)	03/15/36	GBP	2,200	(146)	(594)
U.K. Retail Price Index (A)	Paying	3.58	(A)	03/15/36	GBP	4,700	(312)	(1,233)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(1)	1,672
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	1	121
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	8	816
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	12	1,900
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	(4)	130
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(23)	765
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	(16)	439
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	(8)	196
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	(11)	338
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	(2)	62
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(14)	500
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(18)	580
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	(3)	41
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	(7)	84
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	(90)	1,491
U.S. CPURNSA (A)	Paying	5.00	(A)	03/03/23		10,000	(4)	(125)
U.S. CPURNSA (A)	Paying	4.95	(A)	03/07/23		5,300	(2)	(65)
U.S. CPURNSA (A)	Paying	5.03	(A)	03/08/23		1,000	—	(11)
U.S. CPURNSA (A)	Paying	5.47	(A)	03/21/23		5,300	(3)	(25)
U.S. CPURNSA (A)	Paying	5.50	(A)	03/21/23		7,700	(4)	(34)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	42	(827)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	32	(659)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	30	(579)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	28	(684)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	70	(1,950)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	10	(393)
							(391)	(9,529)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Barclays Bank PLC (Q)	0.72	1.00	12/20/22	(700)	—	—	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
General Electric Company (Q)	0.65	1.00	12/20/23	(700)	3	—	43
					3	—	39

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 02/06/25	BCL	Call	1.41	02/02/23		37,100,000	3
3M LIBOR, 02/27/25	CIT	Call	1.72	02/23/23		64,100,000	14
3M LIBOR, 04/28/28	GSC	Call	2.20	04/26/23		18,100,000	41
3M LIBOR, 01/27/25	JPM	Call	1.71	01/25/23		68,300,000	8
3M LIBOR, 06/02/28	MSC	Call	2.20	05/31/23		51,400,000	151
3M LIBOR, 02/02/25	MSC	Call	1.43	01/31/23		37,000,000	3
3M LIBOR, 11/21/53	DUB	Put	2.24	11/17/23		14,100,000	2,868
6M EURIBOR, 11/08/52	BNP	Put	0.20	11/04/22	EUR	13,300,000	5,880
6M EURIBOR, 11/04/52	MSC	Put	0.19	11/02/22	EUR	4,600,000	2,178
							11,146

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.38, 06/20/27	DUB	Put	1.40	12/21/22		2,500,000	(5)
CDX.NA.IG.38, 06/20/27	DUB	Put	1.35	12/21/22		1,700,000	(4)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.60	10/19/22		2,200,000	—
CDX.NA.IG.38, 06/20/27	GSC	Put	1.40	11/16/22		4,300,000	(4)
CDX.NA.IG.38, 06/20/27	GSC	Put	1.50	12/21/22		4,400,000	(8)
CDX.NA.IG.38, 06/20/27	JPM	Put	1.35	11/16/22		2,200,000	(3)
CDX.NA.IG.38, 06/20/27	MSC	Put	1.60	12/21/22		1,100,000	(2)
ITRAXX.EUR.37, 06/20/27	BCL	Put	1.90	11/16/22	EUR	900,000	(1)
ITRAXX.EUR.37, 06/20/27	BPC	Put	1.90	11/16/22	EUR	900,000	(1)
ITRAXX.EUR.37, 06/20/27	JPM	Put	1.90	11/16/22	EUR	900,000	(1)
							(29)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—
Interest Rate Swaptions
3M LIBOR, 02/06/33	BCL	Call	1.56	02/02/23		8,100,000	(4)
3M LIBOR, 02/27/33	CIT	Call	1.74	02/23/23		14,200,000	(13)
3M LIBOR, 04/28/33	GSC	Call	2.35	04/26/23		10,000,000	(50)
3M LIBOR, 01/27/33	JPM	Call	1.79	01/25/23		15,200,000	(10)
3M LIBOR, 02/02/33	MSC	Call	1.58	01/31/23		8,100,000	(4)
3M LIBOR, 06/02/33	MSC	Call	2.35	05/31/23		28,300,000	(177)
3M LIBOR, 11/21/28	DUB	Put	2.34	11/17/23		69,600,000	(4,975)
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(10,412)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(3,494)
							(19,139)
Options on Securities
Federal National Mortgage Association, Inc., 4.50%, 11/15/52	JPM	Put	99.41	11/07/22		1,400,000	(61)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	10/04/22	EUR	1,353	1,326	31
EUR/USD	SCB	10/04/22	EUR	1,462	1,433	22
GBP/USD	CIT	10/04/22	GBP	1,282	1,431	76
GBP/USD	JPM	10/04/22	GBP	921	1,028	(36)
MXN/USD	DUB	10/27/22	MXN	15,520	767	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PEN/USD	CIT	10/03/22	PEN	1,037	260	(7)
PEN/USD	BNP	11/08/22	PEN	911	228	(7)
PEN/USD	BNP	12/06/22	PEN	707	176	(2)
PEN/USD	BOA	12/06/22	PEN	793	197	(5)
PEN/USD	CIT	12/15/22	PEN	1,036	258	(7)
USD/AUD	CIT	10/04/22	AUD	(13,097)	(8,377)	552
USD/CAD	MSC	10/04/22	CAD	(7,626)	(5,521)	262
USD/EUR	SCB	10/04/22	EUR	(1,229)	(1,204)	20
USD/EUR	UBS	10/04/22	EUR	(90,423)	(88,619)	1,979
USD/GBP	CIT	10/04/22	GBP	(406)	(453)	11
USD/GBP	JPM	10/04/22	GBP	(25,883)	(28,900)	1,041
USD/GBP	CIT	11/02/22	GBP	(319)	(356)	(4)
USD/GBP	JPM	11/02/22	GBP	(1,810)	(2,022)	(57)
USD/JPY	CIT	10/04/22	JPY	(1,705,900)	(11,787)	484
USD/MXN	CIT	12/09/22	MXN	(13,287)	(652)	—
USD/NZD	UBS	10/04/22	NZD	(16,222)	(9,079)	820
USD/PEN	CIT	10/03/22	PEN	(1,037)	(260)	7
USD/PEN	CIT	12/23/22	PEN	(18,421)	(4,581)	151
					(154,707)	5,353

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INFLATION INDEXED BONDS
Treasury, United States Department of, 0.13%, 04/15/25 (S)	SOFR +0.13% (S)	MSC	10/20/22	28,311	—	(1,179)
Treasury, United States Department of, 0.13%, 04/15/25 (S)	SOFR +0.13% (S)	MSC	10/06/22	22,430	—	(724)
Treasury, United States Department of, 0.13%, 07/15/31 (S)	SOFR +0.13% (S)	MSC	01/20/23	51,407	—	(3,440)
Treasury, United States Department of, 0.13%, 10/15/24 (S)	SOFR +0.13% (S)	MSC	01/20/23	22,824	—	(659)
Treasury, United States Department of, 0.25%, 01/15/25 (S)	SOFR +0.25% (S)	MSC	10/20/22	31,005	—	(1,157)
Treasury, United States Department of, 0.38%, 01/15/27 (S)	SOFR +0.38% (S)	MSC	10/20/22	61,070	—	(3,991)
Treasury, United States Department of, 0.38%, 07/15/23 (S)	SOFR +0.38% (S)	MSC	10/20/22	19,017	—	(258)
Treasury, United States Department of, 0.38%, 07/15/23 (S)	SOFR +0.38% (S)	MSC	10/06/22	31,260	—	10
Treasury, United States Department of, 0.50%, 04/15/24 (S)	SOFR +0.50% (S)	MSC	10/20/22	58,516	—	(1,562)
Treasury, United States Department of, 0.63%, 01/15/24 (S)	SOFR +0.63% (S)	MSC	10/20/22	31,640	—	(707)
Treasury, United States Department of, 0.63%, 01/15/24 (S)	SOFR +0.63% (S)	MSC	10/06/22	12,585	—	(208)
Treasury, United States Department of, 0.63%, 01/15/26 (S)	SOFR +0.63% (S)	MSC	10/06/22	24,737	—	(998)
					—	(14,873)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,435,676	2,303	1,437,979
Non-U.S. Government Agency Asset-Backed Securities	—	185,347	—	185,347
Corporate Bonds And Notes	—	14,977	—	14,977
Preferred Stocks	602	—	—	602
	602	1,636,000	2,303	1,638,905

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11,461	—	—	11,461
Centrally Cleared Interest Rate Swap Agreements	—	15,134	—	15,134
Centrally Cleared Credit Default Swap Agreements	—	43	—	43
OTC Purchased Options	—	11,146	—	11,146
Open Forward Foreign Currency Contracts	—	5,478	—	5,478
OTC Total Return Swap Agreements	10	—	—	10
	11,471	31,801	—	43,272
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7,453)	—	—	(7,453)
Centrally Cleared Interest Rate Swap Agreements	—	(24,663)	—	(24,663)
Centrally Cleared Credit Default Swap Agreements	—	(4)	—	(4)
OTC Written Options	—	(19,229)	—	(19,229)
Open Forward Foreign Currency Contracts	—	(125)	—	(125)
OTC Total Return Swap Agreements	(1,930)	(12,953)	—	(14,883)
	(9,383)	(56,974)	—	(66,357)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 91.3%
Consumer Discretionary 19.0%
19th Holdings Golf, LLC
2022 Term Loan B, 5.70%, (SOFR + 3.00%), 01/27/29 (a)	3,000	2,775
888 Acquisitions Limited
USD Term Loan B, 8.28%, (3 Month Term SOFR + 5.25%), 07/18/28 (a)	4,200	3,598
Academy, Ltd.
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.75%), 11/05/27 (a) (b)	545	532
Adient US LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/28 (a)	3,979	3,749
Adtalem Global Education Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 4.00%), 02/11/28 (a) (b)	1,000	989
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 6.35%, (SOFR + 3.75%), 06/17/28 (a)	5,260	4,875
Apro, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 11/14/26 (a) (b)	1,000	950
Aramark Services, Inc.
2018 Term Loan B3, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	1,000	965
Associated Materials Inc.
2022 Term Loan B, 7.52%, (SOFR + 6.00%), 03/09/29 (a) (c)	4,190	3,687
BBB Industries LLC
2022 Term Loan, 8.41%, (1 Month Term SOFR + 5.25%), 06/30/29 (a)	4,097	3,755
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a) (b)	3,265	3,184
Callaway Golf Company
Term Loan B, 0.00%, (1 Month USD LIBOR + 4.50%), 12/31/25 (a) (b)	1,000	992
Term Loan B, 7.02%, (1 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,732	2,710
Carnival Corporation
USD Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,895	6,240
2021 Incremental Term Loan B, 6.13%, (6 Month USD LIBOR + 3.25%), 10/08/28 (a)	2,487	2,168
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 02/07/26 (a) (b)	1,000	972
Chamberlain Group Inc
Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 10/22/28 (a)	3,970	3,598
City Football Group Limited
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/08/28 (a) (b)	1,000	949
Clarios Global LP
2021 USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	5,000	4,719
Crocs Inc
Term Loan B, 4.45%, (SOFR + 3.50%), 01/27/29 (a)	10,474	9,832
CWGS Group, LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.50%), 05/25/28 (a) (b)	1,000	877
Dave & Buster's, Inc.
2022 Term Loan B, 7.56%, (1 Month Term SOFR + 5.00%), 06/23/29 (a)	3,003	2,923
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,118
DexKo Global Inc.
2021 USD Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	3,314	3,036
Empire Today, LLC
2021 Term Loan B, 7.68%, (1 Month USD LIBOR + 5.00%), 04/01/28 (a)	7,617	6,021
Employbridge LLC
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,096	6,302
Evergreen Acqco 1 LP
2021 USD Term Loan, 7.75%, (3 Month USD LIBOR + 5.50%), 04/21/28 (a)	3,566	3,414
Fertitta Entertainment, LLC
2022 Term Loan B, 0.00%, (SOFR + 4.00%), 01/13/29 (a) (b)	500	463
2022 Term Loan B, 6.46%, (SOFR + 4.00%), 01/13/29 (a)	5,165	4,782
Flutter Entertainment Public Limited Company
Term Loan, 0.00%, (SOFR + 3.25%), 07/04/28 (a) (b)	915	892
Foley Products Company, LLC
Term Loan , 0.00%, (SOFR + 4.75%), 12/29/28 (a) (b)	1,000	945
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 0.00%, (1 Month USD LIBOR + 4.75%), 02/24/26 (a) (b)	1,000	932
2021 First Out Term Loan B, 7.56%, (1 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,285	2,129
Galaxy US Opco Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 04/19/29 (a) (b)	1,000	938
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 06/10/24 (a) (b)	1,000	988
Great Canadian Gaming Corporation
2021 Term Loan, 7.60%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a)	5,045	4,805
Great Outdoors Group, LLC
2021 Term Loan B1, 0.00%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a) (b)	3,373	3,108
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	10,221	9,419
Groupe Solmax Inc.
Term Loan, 8.39%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	7,000	6,179
Herschend Entertainment Company, LLC
2021 Term Loan, 6.31%, (1 Month USD LIBOR + 3.75%), 08/18/28 (a)	3,476	3,382
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a) (b)	1,500	1,449
2021 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a)	3,482	3,364
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 11/11/23 (a)	3,950	3,559
International Textile Group, Inc
1st Lien Term Loan, 7.28%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	4,121	3,173
J&J Ventures Gaming, LLC
Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	5,685	5,377
Kestrel Bidco Inc.
Term Loan B, 5.99%, (1 Month USD LIBOR + 3.00%), 07/31/26 (a)	6,011	5,276
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	3,000	2,850
Michaels Companies, Inc.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	3,771	3,024
Mileage Plus Holdings LLC
2020 Term Loan B, 8.78%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,179	2,184
Naked Juice LLC
Term Loan, 5.40%, (SOFR + 3.25%), 01/20/29 (a)	1,990	1,820
2nd Lien Term Loan, 8.15%, (SOFR + 6.00%), 01/25/30 (a)	5,023	4,545
Petmate
Incremental Term Loan B, 7.75%, (3 Month USD LIBOR + 5.50%), 09/15/28 (a)	5,260	4,221

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Playa Resorts Holding B.V.
2017 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,550	2,453
Proampac PG Borrower LLC
2020 Term Loan, 6.04%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	486	453
2020 Term Loan, 6.12%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	408	381
2020 Term Loan, 6.53%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	874	815
2020 Term Loan, 6.73%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	225	210
2020 Term Loan, 8.25%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	5	5
Red Planet Borrower, LLC
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 09/23/28 (a)	6,079	3,845
Restoration Hardware, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a) (b)	500	442
Samsonite International S.A.
2020 Incremental Term Loan B2, 5.52%, (1 Month USD LIBOR + 3.00%), 04/25/25 (a)	2,442	2,384
Scientific Games Holdings LP
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/03/29 (a) (b)	500	462
2022 USD Term Loan B, 5.62%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	7,509	6,938
Serta Simmons Bedding, LLC
1st Lien Term Loan, 6.21%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	3,492	302
1st Lien Term Loan, 6.27%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	1,031	89
Spin Holdco Inc.
2021 Term Loan, 7.14%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,792	5,942
Springs Windows Fashions, LLC
2021 Term Loan B, 7.60%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	5,485	4,268
SRS Distribution Inc.
Term Loan , 0.00%, (SOFR + 3.50%), 06/02/28 (a) (b)	1,000	917
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 8.20%, (1 Month Term SOFR + 6.00%), 03/24/28 (a)	5,255	5,018
2022 Term Loan, 8.73%, (1 Month Term SOFR + 6.00%), 03/24/28 (a)	317	302
Staples, Inc.
7 Year Term Loan, 7.78%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	6,153	5,381
Station Casinos LLC
2020 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.25%), 01/30/27 (a) (b)	1,000	955
TKC Holdings, Inc.
2021 Term Loan, 7.00%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,683	5,677
Trader Corporation
2017 Term Loan B, 6.11%, (1 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,505
UFC Holdings, LLC
2021 Term Loan B, 5.52%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	5,034	4,828
United PF Holdings, LLC
2019 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/30/26 (a) (b)	1,000	876
Whatabrands LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a) (b)	3,100	2,862
Wilsonart LLC
2021 Term Loan E, 5.51%, (3 Month USD LIBOR + 3.25%), 12/19/26 (a)	6,994	6,369
WOOF Holdings, Inc
1st Lien Term Loan, 7.32%, (3 Month USD LIBOR + 3.75%), 12/16/27 (a)	997	940
Wyndham Hotels & Resorts, Inc.
Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 05/30/25 (a) (b)	1,000	972
		234,325
Industrials 15.6%
ADS Tactical, Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 5.75%), 03/04/28 (a) (b)	1,000	913
Aegion Corporation
Term Loan, 7.74%, (1 Month USD LIBOR + 4.75%), 03/31/28 (a) (c)	1,075	981
AI Mistral Holdco Limited
2017 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,661	1,451
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.00%), 10/13/28 (a) (b)	1,000	962
Alliance Laundry Systems LLC
Term Loan B, 5.96%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,249	4,066
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	9,140	8,016
Amentum Government Services Holdings LLC
2022 Term Loan, 6.85%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	11	11
2022 Term Loan, 7.21%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	2,758	2,627
2022 Term Loan, 7.56%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	3,093	2,947
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	5,749	5,559
American Trailer World Corp.
Term Loan B, 6.31%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	7,072	6,397
APX Group, Inc.
2021 Term Loan B, 6.24%, (1 Month USD LIBOR + 3.25%), 07/01/28 (a)	5,371	5,066
2021 Term Loan B, 8.50%, (1 Month USD LIBOR + 2.50%), 07/01/28 (a)	16	15
Autokiniton US Holdings, Inc.
2021 Term Loan B, 7.18%, (1 Month USD LIBOR + 4.50%), 03/26/28 (a)	4,725	4,341
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.50%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	19	16
Term Loan, 6.60%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	711	617
2017 Term Loan, 7.03%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	2,873	2,494
2017 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 06/17/24 (a) (b)	1,000	868
Brookfield WEC Holdings Inc.
2022 Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 08/01/25 (a) (b)	2,000	1,947
Camelot U.S. Acquisition LLC
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a) (b)	1,000	966
Centuri Group, Inc.
Term Loan , 0.00%, (3 Month USD LIBOR + 2.50%), 08/27/28 (a) (b)	1,000	964
Clydesdale Acquisition Holdings Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 4.18%), 03/30/29 (a) (b)	500	471
Term Loan B, 6.73%, (1 Month Term SOFR + 4.18%), 03/30/29 (a)	5,237	4,932
CNT Holdings I Corp
2020 Term Loan, 6.25%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	4,334	4,121
Corgi Bidco, Inc.
Term Loan , 0.00%, (SOFR + 5.00%), 09/21/29 (a) (b)	4,389	4,094
CP Atlas Buyer, Inc.
2021 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.50%), 11/23/27 (a)	7,479	6,484
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	6,378	5,932
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	1,462	1,345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 04/06/26 (a)	2,712	2,496
Echo Global Logistics, Inc.
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	2,377	2,227
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.77%, (1 Month USD LIBOR + 4.25%), 06/22/25 (a)	5,050	4,646
First Student Bidco Inc
Term Loan C, 6.64%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	1,080	998
Term Loan B, 6.64%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a)	2,905	2,684
Gloves Buyer, Inc.
2021 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 12/29/27 (a) (c)	7,733	7,269
Griffon Corporation
Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 01/24/29 (a) (b)	1,000	959
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 10/19/27 (a)	6,169	5,568
IBC Capital Limited
2018 1st Lien Term Loan, 6.69%, (1 Month USD LIBOR + 3.75%), 09/11/23 (a)	5,230	4,787
Infinite Bidco LLC
1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	2,089	1,974
Kenan Advantage Group, Inc.
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	4,445	4,175
LTI Holdings, Inc.
2019 Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 07/24/26 (a)	991	932
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 7.25%, (1 Month USD LIBOR + 4.75%), 05/04/28 (a)	6,336	5,703
Osmose Utilities Services, Inc.
Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 06/18/28 (a) (b)	1,000	915
Pelican Products, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a)	5,923	5,390
Pike Corporation
2021 Incremental Term Loan B, 0.00%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a) (b)	1,000	969
2021 Incremental Term Loan B, 5.53%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	1,000	969
PODS, LLC
2021 Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 03/17/28 (a)	5,992	5,656
Polaris Newco LLC
USD Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,622	7,937
Reynolds Group Holdings Inc.
2020 Term Loan B2, 5.77%, (1 Month USD LIBOR + 3.25%), 02/03/26 (a)	2,985	2,850
Service Logic Acquisition, Inc
Delayed Draw Term Loan, 0.00%, (1 Month USD LIBOR + 4.00%), 10/23/27 (a) (b)	49	45
Term Loan, 6.59%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	6	6
Delayed Draw Term Loan, 6.81%, (1 Month USD LIBOR + 4.00%), 10/23/27 (a)	12	11
Term Loan, 6.81%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	2,489	2,331
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 01/26/25 (a)	4,664	4,252
Titan Acquisition Limited
2018 Term Loan B, 5.88%, (6 Month USD LIBOR + 3.00%), 03/16/25 (a)	3,649	3,259
TransDigm, Inc.
2020 Term Loan E, 0.00%, (3 Month USD LIBOR + 2.25%), 05/30/25 (a) (b)	2,500	2,395
2020 Term Loan E, 4.77%, (3 Month USD LIBOR + 2.25%), 05/30/25 (a)	2,985	2,859
Uber Technologies, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 02/16/27 (a) (b)	1,500	1,459
United Airlines, Inc.
2021 Term Loan B, 6.53%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	4,008	3,818
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 05/16/24 (a) (b)	1,000	972
USIC Holdings, Inc.
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,823	2,638
Vaco Holdings, LLC
2022 Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 01/07/29 (a) (b)	1,000	967
2022 Term Loan, 7.20%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	5,057	4,893
Vertex Aerospace Services Corp.
Term Loan, 0.00%, (SOFR + 4.00%), 12/22/28 (a) (b)	1,000	968
Vertical US Newco Inc
Term Loan B, 0.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a) (b)	3,000	2,870
Vertiv Group Corporation
2021 Term Loan B, 5.30%, (1 Month USD LIBOR + 2.75%), 03/02/27 (a)	8,179	7,767
Watlow Electric Manufacturing Company
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 03/18/28 (a)	2,770	2,626
		191,843
Information Technology 12.6%
AppLovin Corporation
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 08/18/25 (a) (b)	1,000	965
Arches Buyer Inc.
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	6,988	6,267
Array Technologies, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a) (b)	1,500	1,409
Ascend Learning, LLC
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a) (b)	1,000	921
Banff Merger Sub Inc
2021 USD Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 10/01/25 (a)	2,961	2,800
2021 USD 2nd Lien Term Loan, 8.02%, (1 Month USD LIBOR + 5.50%), 03/23/26 (a)	2,000	1,850
CDK Global, Inc.
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 06/09/29 (a) (b)	1,000	961
CMG Media Corporation
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,236	3,957
CommScope, Inc.
2019 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 02/07/26 (a) (b)	1,000	921
Conduent Business Services, LLC
2021 Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 10/15/28 (a)	2,940	2,811
ConnectWise, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 09/23/28 (a) (b)	1,000	933
Constant Contact Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a) (b)	1,000	883
CoreLogic, Inc.
Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	7,914	5,915
Cornerstone OnDemand, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	6,423	5,363
DCert Buyer, Inc.
2019 Term Loan B, 6.90%, (3 Month USD LIBOR + 4.00%), 07/31/26 (a)	2,343	2,229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Delta TopCo, Inc.
2020 Term Loan B, 6.83%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,716	2,453
Dotdash Meredith Inc
Term Loan B, 6.61%, (SOFR + 4.00%), 11/23/28 (a)	4,491	3,997
Endure Digital Inc.
Term Loan, 6.18%, (1 Month USD LIBOR + 3.50%), 01/27/28 (a)	6,810	5,720
Entegris, Inc.
2022 Term Loan B, 0.00%, (SOFR + 3.00%), 03/02/29 (a) (b)	1,000	991
Eta Australia Holdings III Pty Ltd
Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,801	2,605
Finastra USA, Inc.
USD 1st Lien Term Loan, 6.87%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	5,348	4,621
USD 2nd Lien Term Loan , 8.49%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	767
Global Tel*Link Corporation
2018 1st Lien Term Loan, 7.06%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	5,052	4,513
2018 2nd Lien Term Loan, 12.73%, (SOFR + 10.00%), 11/29/26 (a)	1,000	860
Go Daddy Operating Company, LLC
2021 Term Loan B4, 0.00%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a) (b)	1,000	968
GoTo Group, Inc.
Term Loan B, 7.80%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	6,321	4,368
II-VI Incorporated
2022 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 12/08/28 (a) (b)	1,000	967
Indy US Bidco, LLC
2021 USD Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	2,777	2,485
McAfee, LLC
2022 USD Term Loan B, 6.36%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	2,500	2,274
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 6.49%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	5,009	4,596
MH Sub I, LLC
2017 1st Lien Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 08/09/24 (a)	7,150	6,800
MKS Instruments, Inc.
2022 USD Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 04/08/29 (a) (b)	1,000	973
NortonLifeLock Inc.
2022 Term Loan B, 0.00%, (SOFR + 2.00%), 01/28/29 (a) (b)	1,000	959
OneDigital Borrower LLC
2021 Term Loan, 6.98%, (SOFR + 4.25%), 11/16/27 (a)	2,103	1,956
Peraton Corp.
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a) (b)	1,000	946
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	7,715	7,300
PointClickCare Technologies, Inc.
Term Loan B, 0.00%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a) (b)	1,000	952
Priority Payment Systems Holdings, LLC
2021 Term Loan, 8.27%, (1 Month USD LIBOR + 5.75%), 04/21/27 (a)	12	12
2021 Term Loan, 8.82%, (1 Month USD LIBOR + 5.75%), 04/21/27 (a)	4,775	4,616
Proofpoint, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a) (b)	1,000	937
Quest Software US Holdings Inc.
2022 Term Loan, 6.98%, (SOFR + 4.25%), 01/19/29 (a)	6,388	4,679
Rackspace Technology Global, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a) (b)	1,000	709
RealPage, Inc
1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 02/18/28 (a)	5,748	5,376
Redstone Holdco 2 LP
2021 Term Loan, 7.53%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	3,724	2,745
Rocket Software, Inc.
2018 Term Loan , 6.77%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	3,740	3,564
2021 USD Incremental Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 11/28/25 (a)	988	944
SITEL Worldwide Corporation
2021 USD Term Loan, 6.01%, (1 Month USD LIBOR + 3.75%), 07/28/28 (a)	6,936	6,703
SkillSoft Corporation
2021 Term Loan, 7.85%, (1 Month Term SOFR + 5.25%), 12/31/24 (a)	2,924	2,479
Sophia, L.P.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	5,650	5,423
SS&C Technologies Inc.
2018 Term Loan B5, 0.00%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a) (b)	1,250	1,211
Tempo Acquisition LLC
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 08/31/28 (a) (b)	1,000	972
TTM Technologies, Inc.
2017 Term Loan, 0.00%, (1 Month USD LIBOR + 2.50%), 09/28/24 (a) (b)	1,000	980
Ultimate Software Group Inc (The)
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a) (b)	2,500	2,378
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a) (b)	1,500	1,424
Verifone Systems, Inc.
2018 1st Lien Term Loan, 7.00%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	3,180	2,833
ViaSat, Inc.
Term Loan, 7.07%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	3,645	3,222
Vision Solutions, Inc.
2021 Incremental Term Loan, 6.78%, (3 Month USD LIBOR + 4.00%), 04/24/28 (a)	4,999	4,349
		155,812
Health Care 12.4%
Accelerated Health Systems, LLC
2022 Term Loan B, 7.11%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	9,074	8,098
ADMI Corp.
2021 Incremental Term Loan B3, 6.27%, (1 Month USD LIBOR + 3.75%), 12/23/27 (a)	4,145	3,678
Advisor Group, Inc.
2021 Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	4,457	4,230
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.81%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	1,671	1,384
2018 Term Loan B, 6.06%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	1,691	1,401
ASP Navigate Acquisition Corp
Term Loan, 7.41%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	3,771	3,549
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (b)	410	366
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 01/27/29 (a) (b)	705	631
2022 Term Loan B, 6.58%, (1 Month Term SOFR + 3.50%), 01/27/29 (a)	6,397	5,719
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.58%, (6 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,115	2,710
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 8.31%, (1 Month USD LIBOR + 6.00%), 09/28/27 (a) (c)	3,070	2,671
CCRR Parent, Inc
Term Loan B, 6.01%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	2,464	2,369

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Da Vinci Purchaser Corp.
2019 Term Loan, 0.00%, (1 Month USD LIBOR + 4.00%), 12/10/26 (a) (b)	500	469
2019 Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	2,279	2,138
2019 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 12/10/26 (a)	1,374	1,290
DaVita, Inc.
2020 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 07/30/26 (a)	2,089	1,983
Ensemble RCM, LLC
Term Loan, 6.56%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	4,235	4,127
Envision Healthcare Corporation
2022 First Out Term Loan, 10.53%, (3 Month Term SOFR + 7.88%), 03/31/27 (a)	285	273
Gainwell Acquisition Corp.
Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	4,664	4,435
Global Medical Response, Inc.
2017 Incremental Term Loan, 6.77%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	3,473	2,999
2020 Term Loan B, 6.81%, (1 Month USD LIBOR + 4.25%), 09/24/25 (a)	3,998	3,456
Hunter Holdco 3 Limited
USD Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a) (c)	6,892	6,494
ICON Luxembourg S.A.R.L.
LUX Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 07/23/28 (a) (b)	1,001	977
Illuminate Merger Sub Corp.
Term Loan, 6.38%, (3 Month USD LIBOR + 3.50%), 06/30/28 (a)	4,286	3,731
2nd Lien Term Loan, 9.63%, (3 Month USD LIBOR + 6.75%), 06/29/29 (a)	1,000	859
Jazz Financing Lux S.a.r.l.
USD Term Loan , 0.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a) (b)	1,000	965
Knight Health Holdings LLC
Term Loan B, 7.77%, (1 Month USD LIBOR + 5.25%), 12/15/28 (a)	7,067	5,115
Kodiak Building Partners Inc.
Term Loan B, 5.50%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	4,039	3,696
Lonza Group AG
USD Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,370	8,316
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 11/23/28 (a)	2,454	2,352
MED ParentCo LP
1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a) (b)	1,000	838
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 6.38%, (3 Month USD LIBOR + 3.50%), 10/08/28 (a)	4,469	4,245
Medline Borrower, LP
USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	6,724	6,171
NAPA Management Services Corporation
Term Loan B, 7.51%, (SOFR + 5.25%), 02/15/29 (a)	4,988	4,439
National Mentor Holdings, Inc.
2021 Term Loan, 6.01%, (1 Month USD LIBOR + 3.75%), 02/18/28 (a)	2,904	2,058
2021 Term Loan C, 6.01%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	119
2021 Term Loan, 6.28%, (1 Month USD LIBOR + 3.75%), 02/18/28 (a)	2,350	1,666
One Call Corporation
2021 Term Loan, 8.31%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,917	2,130
Owens & Minor, Inc.
2022 Term Loan B, 6.31%, (1 Month Term SOFR + 3.75%), 03/23/29 (a)	1,658	1,621
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a) (b)	1,000	948
Padagis LLC
Term Loan B, 7.04%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	2,750	2,379
Parexel International Corporation
2021 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a) (b)	1,000	952
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 7.07%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a)	3,114	2,709
PRA Health Sciences, Inc.
US Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a) (b)	249	243
Radiology Partners Inc
2018 1st Lien Term Loan B, 7.30%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	2,910	2,430
2018 1st Lien Term Loan B, 7.33%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	3,394	2,835
Radnet Management, Inc.
2021 Term Loan, 5.49%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	1,974	1,892
Surgery Center Holdings, Inc.
2021 Term Loan, 6.51%, (1 Month USD LIBOR + 3.75%), 08/31/26 (a)	7,062	6,691
Team Health Holdings, Inc.
1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	2,506	2,278
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 6.81%, (1 Month USD LIBOR + 4.25%), 09/22/28 (a)	7,526	7,055
Upstream Rehabilition, Inc.
2021 Term Loan, 6.82%, (SOFR + 4.25%), 11/20/26 (a)	4,815	4,454
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 8.02%, (1 Month USD LIBOR + 5.50%), 09/25/25 (a)	4,351	4,010
		152,644
Communication Services 10.2%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 6.06%, (SOFR + 3.60%), 12/08/28 (a)	7,469	7,129
2021 2nd Lien Term Loan, 8.56%, (SOFR + 6.00%), 12/10/29 (a)	2,500	2,344
Allen Media, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a) (b)	1,000	861
2021 Term Loan B, 7.70%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a)	6,043	5,204
Altice Financing SA
2017 USD Term Loan B, 5.26%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,482	2,329
USD 2017 1st Lien Term Loan, 5.26%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,158	1,082
Altice France S.A.
USD Term Loan B12, 6.20%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,401	3,078
2018 Term Loan B13, 6.91%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	4,871	4,409
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.76%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a)	6,893	5,376
Cablevision Lightpath LLC
Term Loan B, 6.07%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,702	2,582
CenturyLink, Inc.
2020 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	4,974	4,515
Charter Communications Operating, LLC
2019 Term Loan B2, 0.00%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a) (b)	1,000	961
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 6.02%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	13	11
Term Loan B, 6.31%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	4,914	4,375
Consolidated Communications, Inc.
2021 Term Loan B, 6.06%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	4,323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 0.00%, (1 Month USD LIBOR + 2.25%), 01/22/28 (a) (b)	1,000	960
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 5.95%, (1 Month Term SOFR + 3.25%), 08/24/26 (a)	2,982	569
DirecTV Financing, LLC
Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	7,735	7,187
Discovery Purchaser Corporation
Term Loan, 0.00%, (SOFR + 4.38%), 08/04/29 (a) (b)	5,389	4,918
Term Loan, 0.00%, (SOFR + 7.00%), 08/04/30 (a) (b) (c)	1,000	865
Frontier Communications Corp.
2021 DIP Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a) (b)	1,000	928
GOGO Intermediate Holdings LLC
Term Loan B, 6.56%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	5,395	5,224
Houghton Mifflin Harcourt Publishing Company
2022 Term Loan, 7.81%, (1 Month Term SOFR + 5.25%), 04/04/29 (a)	4,200	3,817
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 0.00%, (SOFR + 4.50%), 01/25/29 (a) (b)	2,000	1,872
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (a)	4,040	3,783
LCPR Loan Financing LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 09/25/28 (a) (b)	1,000	965
Level 3 Financing Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	2,325	2,205
Northwest Fiber, LLC
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 3.75%), 04/30/27 (a) (b)	1,000	956
PUG LLC
USD Term Loan , 6.02%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,520	3,045
Radiate Holdco, LLC
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a) (b)	2,200	2,030
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	4,329	3,995
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a) (b)	1,000	875
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	5,922	5,181
Solis IV BV
USD Term Loan B1, 6.34%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	8,439	6,907
SRAM, LLC
2021 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 05/12/28 (a)	751	708
2021 Term Loan B, 5.56%, (3 Month USD LIBOR + 2.75%), 05/12/28 (a)	113	106
2021 Term Loan B, 5.82%, (3 Month USD LIBOR + 2.75%), 05/12/28 (a)	113	106
Telenet Financing USD LLC
2020 USD Term Loan AR, 4.82%, (1 Month USD LIBOR + 2.00%), 04/21/29 (a)	3,000	2,839
Univision Communications Inc.
2022 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 05/06/28 (a) (b)	1,000	954
Virgin Media Bristol LLC
USD Term Loan N, 5.32%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	7,800	7,432
Windstream Services, LLC
2020 Exit Term Loan B, 0.00%, (1 Month USD LIBOR + 6.25%), 08/24/27 (a) (b)	1,000	900
Zacapa S.A.R.L
2022 Term Loan, 6.30%, (SOFR + 4.25%), 02/10/29 (a)	7,288	6,908
Zayo Group Holdings, Inc.
USD Term Loan , 0.00%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a) (b)	1,500	1,249
		126,063
Financials 6.9%
Acrisure, LLC
2020 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,024	3,671
2021 Incremental Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/15/27 (a)	495	452
2021 First Lien Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	1,638	1,535
AlixPartners, LLP
2021 USD Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 02/04/28 (a) (b)	1,000	959
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 6.49%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	1,250	1,183
Aretec Group, Inc.
2018 Term Loan , 6.81%, (1 Month Term SOFR + 4.25%), 08/15/25 (a)	5,394	5,282
Asurion LLC
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a) (b)	1,575	1,332
2020 Term Loan B8, 5.77%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	2,984	2,524
2021 2nd Lien Term Loan B3, 7.77%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	3,500	2,625
2021 Second Lien Term Loan B4, 7.77%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	3,500	2,660
Atlas CC Acquisition Corp
Term Loan B, 7.32%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	5,627	4,921
Term Loan C, 7.32%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	1,144	1,001
BCP Renaissance Parent LLC
2022 Term Loan B3, 5.55%, (3 Month Term SOFR + 3.50%), 10/31/26 (a)	6,112	5,850
2022 Term Loan B3, 5.88%, (3 Month Term SOFR + 3.50%), 10/31/26 (a)	332	318
Citadel Securities LP
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 02/01/28 (a) (b)	1,000	970
CPC Acquisition Corp
Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	6,658	5,166
Edelman Financial Center, LLC
2021 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	4,081	3,736
Harbourvest Partners, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.25%), 02/21/25 (a) (b)	1,000	963
Hub International Limited
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (a) (b)	1,250	1,202
2021 Term Loan B, 5.98%, (3 Month USD LIBOR + 3.25%), 04/25/25 (a)	1,247	1,199
Hudson River Trading LLC
2021 Term Loan, 6.16%, (SOFR + 3.00%), 03/17/28 (a)	3,980	3,590
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 6.57%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,338	3,155
ION Trading Finance Limited
2021 USD Term Loan, 7.00%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,490	5,084
LSF11 A5 Holdco LLC
Term Loan, 6.07%, (SOFR + 3.50%), 09/30/28 (a)	4,011	3,721
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a) (c)	2,839	2,683
Park River Holdings Inc
Term Loan, 5.53%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,888	2,440
RLG Holdings, LLC
2021 Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 07/02/28 (a)	3,200	3,002

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
2021 2nd Lien Term Loan, 10.02%, (1 Month USD LIBOR + 7.50%), 07/02/29 (a)	1,000	950
Sweetwater Borrower, LLC
Term Loan B, 6.81%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,530	4,122
Tiger Acquisition, LLC
2021 Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 05/21/28 (a)	2,769	2,554
Trans Union, LLC
2019 Term Loan B5, 0.00%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a) (b)	1,000	963
Venga Finance Sarl
2021 USD Term Loan B, 7.82%, (3 Month USD LIBOR + 4.75%), 11/03/28 (a) (c)	4,584	4,217
VFH Parent LLC
2022 Term Loan B, 6.12%, (SOFR + 3.00%), 01/07/29 (a)	1,000	956
		84,986
Materials 6.6%
BCPE Empire Holdings, Inc.
2022 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 4.63%), 06/11/26 (a) (b)	1,000	953
Brook and Whittle Holding Corp.
2021 First Lien Term Loan, 6.52%, (1 Month USD LIBOR + 4.00%), 12/14/28 (a)	4,985	4,586
Chemours Company (The)
2018 USD Term Loan B, 4.28%, (1 Month USD LIBOR + 1.75%), 03/27/25 (a)	997	930
Diamond (BC) B.V.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a) (b)	1,000	920
Eastman Chemical Company
2021 Term Loan B, 7.77%, (1 Month USD LIBOR + 5.25%), 08/12/28 (a)	4,081	3,652
Hexion Holdings Corporation
2022 USD Term Loan, 0.00%, (SOFR + 4.50%), 03/02/29 (a) (b)	1,000	849
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 8.26%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a)	7,547	6,377
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 08/15/25 (a)	3,627	3,348
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan , 1.00%, 09/22/28 (a)	128	118
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/22/28 (a)	1,880	1,731
Olympus Water US Holding Corporation
2022 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 11/09/28 (a) (b)	1,000	922
Onex TSG Intermediate Corp.
2021 Term Loan B, 7.27%, (1 Month USD LIBOR + 4.75%), 02/23/28 (a)	4,300	3,769
Pathway Vet Alliance LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 03/31/27 (a) (b)	1,500	1,314
Perstorp Holding AB
USD Term Loan B, 6.25%, (6 Month USD LIBOR + 4.75%), 04/03/26 (a)	4,874	4,817
Plaze, Inc.
2019 Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 07/17/26 (a) (c)	3,853	3,525
2020 Incremental Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 08/03/26 (a) (c)	987	904
PMHC II, Inc.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/03/29 (a) (b)	2,765	2,220
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.21%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	5,759	4,646
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 6.28%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	1,722	1,538
2021 1st Lien Term Loan, 6.29%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	881	786
2021 1st Lien Term Loan, 7.17%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	859	767
2021 2nd Lien Term Loan, 9.03%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	840
2021 2nd Lien Term Loan, 9.92%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	840
Pro Mach Group, Inc.
2021 Term Loan B, 6.52%, (3 Month USD LIBOR + 4.00%), 08/13/28 (a)	4,074	3,877
2021 Term Loan B, 6.76%, (3 Month USD LIBOR + 4.00%), 08/13/28 (a)	205	195
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 5.15%, (1 Month USD LIBOR + 2.63%), 11/03/23 (a)	6,460	6,191
RelaDyne Inc.
2022 Term Loan B, 6.71%, (SOFR + 4.25%), 01/25/29 (a)	3,657	3,502
Runner Buyer, Inc.
2021 Term Loan B, 8.57%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a)	6,133	4,089
Smyrna Ready Mix Concrete, LLC
Term Loan B, 6.81%, (1 Month Term SOFR + 4.25%), 03/24/29 (a)	1,496	1,425
Sylvamo Corporation
Term Loan B, 7.02%, (1 Month USD LIBOR + 4.50%), 08/18/28 (a)	3,906	3,745
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.50%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	4,431	4,309
2021 Delayed Draw Term Loan , 6.25%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	169	160
2021 Incremental Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	1,897	1,793
Zep Inc.
2017 1st Lien Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,445	2,109
		81,747
Consumer Staples 5.3%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/19/25 (a)	2,000	1,744
2021 Incremental Term Loan, 7.27%, (1 Month USD LIBOR + 4.75%), 10/01/25 (a)	1,965	1,726
BCPE North Star US HoldCo 2, Inc.
Term Loan, 6.25%, (3 Month USD LIBOR + 4.00%), 06/09/28 (a)	6,484	5,965
Charlotte Buyer, Inc.
1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 5.25%), 02/03/28 (a) (b)	1,000	935
1st Lien Term Loan, 7.98%, (3 Month Term SOFR + 5.25%), 02/03/28 (a)	4,475	4,184
Chobani, LLC
2020 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.50%), 10/20/27 (a) (b)	1,000	908
Del Monte Foods, Inc.
2022 Term Loan, 0.00%, (SOFR + 4.35%), 02/15/29 (a) (b)	1,000	956
H Food Holdings LLC
2018 Term Loan B, 6.21%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	5,198	4,033
Journey Personal Care Corp.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,110	2,582
kdc/one Development Corporation, Inc.
2020 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 12/21/25 (a) (b)	1,000	942
MPH Acquisition Holdings LLC
2021 Term Loan B, 7.32%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	6,274	5,786
Olaplex, Inc
2022 Term Loan, 6.39%, (SOFR + 3.75%), 02/17/29 (a)	1,954	1,881
PECF USS Intermediate Holding III Corporation
Term Loan B, 6.77%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	3,244	2,760
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 8.02%, (1 Month USD LIBOR + 5.50%), 08/02/24 (a)	1,520	1,504

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Shearer's Foods, Inc.
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	9,047	8,378
Sigma Bidco B.V.
2018 USD Term Loan B2, 5.90%, (6 Month USD LIBOR + 3.00%), 03/07/25 (a)	5,105	4,379
Sunshine Investments B.V.
2022 USD Term Loan, 6.96%, (3 Month Term SOFR + 4.25%), 05/05/29 (a)	5,646	5,382
Triton Water Holdings, Inc
Term Loan, 5.75%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	7,238	6,478
Verscend Holding Corp.
2021 Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,043	4,880
		65,403
Energy 1.6%
AL NGPL Holdings, LLC
Term Loan B, 6.10%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a)	2,880	2,824
CQP Holdco LP
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a) (b)	1,000	963
2021 Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	5,688	5,480
Esdec Solar Group B.V.
Term Loan B, 0.00%, (6 Month USD LIBOR + 4.75%), 08/23/28 (a) (b) (c)	260	243
Medallion Midland Acquisition, LLC
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 10/18/28 (a)	2,693	2,599
Natgasoline LLC
Term Loan B, 6.06%, (1 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,848	2,720
Traverse Midstream Partners LLC
2017 Term Loan, 5.95%, (3 Month Term SOFR + 4.25%), 09/22/24 (a)	5,628	5,486
		20,315
Utilities 1.0%
Helix Gen Funding, LLC
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,328	4,982
Pacific Gas & Electric Company
2020 Term Loan, 5.56%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	7,548	7,205
		12,187
Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 08/15/25 (a)	997	951
Total Senior Floating Rate Instruments (cost $1,231,068)		1,126,276
CORPORATE BONDS AND NOTES 4.0%
Communication Services 1.2%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (d)	1,614	1,209
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (d)	1,438	1,187
iHeartCommunications, Inc.
8.38%, 05/01/27	710	598
Iliad Holding
7.00%, 10/15/28 (d)	2,936	2,517
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	3,219	2,673
Liberty Media Corporation
8.25%, 02/01/30	1,745	1,126
Midas Opco Holdings LLC
5.63%, 08/15/29 (d)	3,835	3,155
Telesat Canada
6.50%, 10/15/27 (d)	2,102	782
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	2,272	1,736
		14,983
Energy 1.0%
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	2,680	2,478
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	3,760	3,627
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (d)	2,885	2,546
USA Compression Finance Corp.
6.88%, 09/01/27	3,455	3,143
		11,794
Consumer Discretionary 0.8%
Life Time, Inc.
5.75%, 01/15/26 (d)	2,130	1,947
NMG Holding Company, Inc.
7.13%, 04/01/26 (d)	2,445	2,260
PM General Purchaser LLC
9.50%, 10/01/28 (d)	1,489	1,248
Rivian Holdings LLC
7.55%, (6 Month USD LIBOR + 6.00%), 10/15/26 (a) (d)	5	5
Tenneco Inc.
5.00%, 07/15/26	3,000	2,944
5.13%, 04/15/29 (d)	1,397	1,383
		9,787
Financials 0.4%
Acrisure, LLC
7.00%, 11/15/25 (d)	1,420	1,298
Navient Corporation
6.75%, 06/15/26	2,270	2,063
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	2,348	1,894
		5,255
Information Technology 0.3%
AMS-Osram AG
7.00%, 07/31/25 (d)	3,557	3,242
Industrials 0.2%
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (d)	1,637	1,540
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d)	621	554
4.63%, 04/15/29 (d)	856	711
		2,805
Consumer Staples 0.1%
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	1,220	1,005
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	1,062	701
		1,706
Total Corporate Bonds And Notes (cost $57,952)		49,572
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	112	154
iHeartMedia, Inc. - Class A (e)	48	351
		505
Health Care 0.0%
Inotiv, Inc. (e)	3	52
Financials 0.0%
AFGlobal Corporation (c) (f)	39	20
Freedom Group Inc. (c) (e)	57	—
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (c) (e)	21	10
Energy 0.0%
Vantage Drilling International (e)	1	9
Total Common Stocks (cost $7,579)		596
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (e) (g)	8	—
Total Other Equity Interests (cost $0)		—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 11.1%
Investment Companies 11.1%
JNL Government Money Market Fund, 2.68% (h) (i)	136,747	136,747
Total Short Term Investments (cost $136,747)		136,747
Total Investments 106.4% (cost $1,433,346)		1,313,191
Other Assets and Liabilities, Net (6.4)%		(79,212)
Total Net Assets 100.0%		1,233,979

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $39,698 and 3.2% of the Fund.

(e) Non-income producing security.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	20	—

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	797	(80)
Medical Solutions Holdings, Inc. - 2021 Delayed Draw Term Loan	671	(32)
New Arclin U.S. Holding Corp. - 2021 Delayed Draw Term Loan	149	(12)
Service Logic Acquisition, Inc - Delayed Draw Term Loan	34	(2)
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	101	(6)
	1,752	(132)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,092,737	33,539	1,126,276
Corporate Bonds And Notes	—	49,572	—	49,572
Common Stocks	566	—	30	596
Other Equity Interests	—	—	—	—
Short Term Investments	136,747	—	—	136,747
	137,313	1,142,309	33,569	1,313,191
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(132)	—	(132)
	—	(132)	—	(132)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 90.4%
Consumer Discretionary 16.8%
Bath & Body Works, Inc.
7.50%, 06/15/29	4,053	3,709
6.88%, 11/01/35	4,284	3,579
Boyd Gaming Corporation
4.75%, 06/15/31 (a) (b)	5,886	4,766
Carnival Corporation
7.63%, 03/01/26 (b)	6,606	5,021
5.75%, 03/01/27 (b)	8,361	5,862
9.88%, 08/01/27 (b)	2,840	2,783
4.00%, 08/01/28 (b)	1,298	1,048
CDI Escrow Issuer Inc
5.75%, 04/01/30 (b)	4,653	4,070
Clarios Global LP
8.50%, 05/15/27 (a) (b)	6,927	6,620
Dana Incorporated
5.38%, 11/15/27	1,146	971
5.63%, 06/15/28	2,410	2,008
4.25%, 09/01/30	362	266
4.50%, 02/15/32	4,760	3,448
EG Global Finance PLC
8.50%, 10/30/25 (b)	4,993	4,369
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	3,695	3,561
8.13%, 07/01/27 (a) (b)	4,609	4,408
Ford Motor Company
6.63%, 10/01/28	2,051	2,005
9.63%, 04/22/30	2,174	2,414
5.29%, 12/08/46	1,388	984
General Motors Company
5.60%, 10/15/32	5,111	4,559
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (b)	5,297	4,699
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (b)	6,085	5,377
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (b)	5,329	4,299
4.88%, 07/01/31 (b)	6,513	4,975
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (b) (c)	5,042	4,368
International Game Technology PLC
4.13%, 04/15/26 (b)	2,200	2,009
5.25%, 01/15/29 (b)	4,054	3,600
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (b)	8,802	7,560
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (b)	2,867	2,802
7.75%, 10/15/25 (b)	3,835	3,551
5.88%, 01/15/28 (b)	1,870	1,315
5.50%, 07/15/29 (b)	6,265	4,359
KB Home
4.80%, 11/15/29	2,550	2,059
7.25%, 07/15/30	2,745	2,492
Life Time, Inc.
5.75%, 01/15/26 (b)	3,836	3,506
8.00%, 04/15/26 (a) (b)	3,313	2,832
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (b)	6,612	4,927
Macys Retail Holdings
5.88%, 03/15/30 (b)	3,918	3,099
6.13%, 03/15/32 (a) (b)	5,762	4,418
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (b)	5,749	3,985
MCE Finance Limited
5.38%, 12/04/29 (b)	5,671	3,486
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (b)	4,766	3,930
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	2,822	2,764
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (b)	3,654	2,471
Newell Brands Inc.
6.63%, 09/15/29	2,343	2,290
NMG Holding Company, Inc.
7.13%, 04/01/26 (b)	8,505	7,861
Nordstrom, Inc.
4.00%, 03/15/27 (a)	2,110	1,768
PetSmart, Inc.
7.75%, 02/15/29 (b)	4,110	3,676
PM General Purchaser LLC
9.50%, 10/01/28 (b)	5,671	4,752
QVC, Inc.
5.45%, 08/15/34 (a)	4,211	2,588
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (b)	4,333	4,428
9.13%, 06/15/23 (b)	2,600	2,655
4.25%, 07/01/26 (b)	3,835	2,831
5.50%, 04/01/28 (b)	1,441	1,013
Scientific Games International, Inc.
7.00%, 05/15/28 (b)	1,000	942
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a) (b)	5,796	4,827
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (b)	4,575	3,666
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	1,393	1,298
Staples, Inc.
7.50%, 04/15/26 (b)	4,035	3,388
Tenneco Inc.
5.13%, 04/15/29 (b)	13,911	13,771
TKC Holdings, Inc.
6.88%, 05/15/28 (b)	2,405	1,965
10.50%, 05/15/29 (b)	4,650	3,564
Travel + Leisure Co.
6.63%, 07/31/26 (b)	2,456	2,310
6.00%, 04/01/27 (d) (e)	158	143
4.50%, 12/01/29 (b)	3,236	2,511
4.63%, 03/01/30 (b)	2,913	2,320
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	2,289	2,078
		231,979
Communication Services 16.7%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (b)	4,820	3,816
Altice France
6.00%, 02/15/28 (a) (b)	1,901	1,219
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (b)	9,473	7,284
5.13%, 07/15/29 (b)	5,647	4,220
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (b) (c) (d)	2,099	1,433
7.50%, 02/15/29 (b)	5,429	4,220
CCO Holdings, LLC
5.38%, 06/01/29 (b)	14,979	13,135
4.25%, 02/01/31 - 01/15/34 (b)	8,757	6,573
4.75%, 02/01/32 (b)	3,273	2,554
4.50%, 05/01/32	2,702	2,059
Clear Channel International B.V.
6.63%, 08/01/25 (b)	1,289	1,199
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	3,743	2,804
7.50%, 06/01/29 (a) (b)	7,247	5,264
Connect Finco SARL
6.75%, 10/01/26 (b)	1,790	1,564
CSC Holdings, LLC
5.38%, 02/01/28 (b)	9,614	8,386
7.50%, 04/01/28 (b)	5,926	4,838
4.13%, 12/01/30 (b)	1,460	1,097
4.50%, 11/15/31 (b)	4,410	3,313
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (b)	2,539	2,149
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	2,349	466
6.63%, 08/15/27 (b)	3,848	263

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	5,874	5,076
DISH DBS Corporation
7.75%, 07/01/26	4,726	3,624
5.25%, 12/01/26 (b)	1,837	1,516
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (b)	3,315	3,321
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (b)	433	389
5.00%, 05/01/28 (b)	3,082	2,644
6.75%, 05/01/29 (b)	3,654	3,015
Gray Television, Inc.
5.38%, 11/15/31 (b)	9,030	7,080
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,486
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,195
8.38%, 05/01/27 (a)	6,674	5,621
5.25%, 08/15/27 (b)	2,751	2,345
Iliad Holding
7.00%, 10/15/28 (b)	9,227	7,911
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (b)	12,558	10,427
5.13%, 07/15/29 (b)	6,701	5,100
Level 3 Financing, Inc.
4.25%, 07/01/28 (b)	3,674	2,871
3.63%, 01/15/29 (b)	3,743	2,774
Liberty Media Corporation
8.25%, 02/01/30	6,661	4,296
Lumen Technologies Inc.
5.13%, 12/15/26 (b)	4,255	3,676
7.60%, 09/15/39	903	611
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	13,896	11,433
News Corporation
3.88%, 05/15/29 (b)	3,038	2,578
5.13%, 02/15/32 (b)	1,032	914
Radiate HoldCo, LLC
6.50%, 09/15/28 (b)	11,072	7,683
Sirius XM Radio Inc.
3.88%, 09/01/31 (b)	7,126	5,539
Sprint Capital Corporation
6.88%, 11/15/28	1,622	1,667
Sprint Corporation
7.13%, 06/15/24	14,000	14,231
Telecom Italia Capital
6.00%, 09/30/34	4,005	2,987
Telecom Italia SPA
5.30%, 05/30/24 (b)	308	291
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (b)	4,000	3,500
Telesat Canada
5.63%, 12/06/26 (b)	5,387	2,588
6.50%, 10/15/27 (b)	6,349	2,362
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (b)	10,299	7,871
T-Mobile USA, Inc.
3.38%, 04/15/29	4,669	4,032
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (b)	6,525	5,106
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (b)	4,325	3,368
		229,984
Energy 16.0%
Aethon United BR LP
8.25%, 02/15/26 (b)	7,125	6,888
Antero Midstream Partners LP
7.88%, 05/15/26 (b)	3,017	3,034
5.75%, 03/01/27 (b)	3,459	3,198
5.38%, 06/15/29 (b)	6,617	5,827
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (b)	9,712	9,369
Baytex Energy Corp.
8.75%, 04/01/27 (a) (b)	3,469	3,487
Bip-V Chinook
5.50%, 06/15/31 (b)	9,441	7,995
Blue Racer Midstream, LLC
7.63%, 12/15/25 (b)	2,705	2,609
6.63%, 07/15/26 (b)	1,772	1,657
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,020
5.60%, 10/15/44	1,477	1,078
Callon Petroleum Company
6.38%, 07/01/26	8,134	7,331
7.50%, 06/15/30 (b)	739	647
Citgo Petroleum Corporation
7.00%, 06/15/25 (b)	4,570	4,365
6.38%, 06/15/26 (b)	7,028	6,580
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (b)	5,236	4,677
DT Midstream, Inc.
4.38%, 06/15/31 (b)	982	810
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (b)	4,539	4,278
Energean Israel Finance Ltd
4.88%, 03/30/26 (f)	11,031	9,735
Energy Transfer LP
6.50%, (100, 08/15/26) (g)	1,017	869
6.75%, (100, 05/15/25) (g)	3,033	2,619
7.13%, (100, 05/15/30) (g)	2,228	1,847
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,097
7.50%, 06/01/27 (b)	2,337	2,232
6.50%, 07/01/27 (b)	2,452	2,275
4.50%, 01/15/29 (b)	7,249	5,879
4.75%, 01/15/31 (b)	2,846	2,259
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (b)	9,208	8,416
5.75%, 02/01/29 (b)	1,909	1,685
6.00%, 04/15/30 (b)	2,179	1,922
Husky Energy Inc.
13.00%, 02/15/25 (b) (c)	7,739	7,288
ITT Holdings LLC
6.50%, 08/01/29 (b)	8,823	6,872
Kinetik Holdings LP
5.88%, 06/15/30 (b)	3,680	3,368
Murphy Oil Corporation
5.75%, 08/15/25	1,444	1,408
5.88%, 12/01/27	3,654	3,421
Nabors Industries Ltd
7.50%, 01/15/28 (b)	4,756	3,899
Nabors Industries, Inc.
7.38%, 05/15/27 (b)	4,629	4,277
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,113
5.63%, 04/28/27	4,458	3,897
6.38%, 10/01/30	4,749	4,078
Occidental Petroleum Corporation
6.95%, 07/01/24	6,706	6,892
8.88%, 07/15/30	2,690	2,986
6.45%, 09/15/36	1,648	1,641
7.95%, 06/15/39	1,858	2,081
6.60%, 03/15/46	715	729
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	4,705	4,671
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (b)	5,117	5,025
Southwestern Energy Company
7.75%, 10/01/27	3,076	3,131
8.38%, 09/15/28	3,143	3,265
5.38%, 02/01/29 - 03/15/30	7,083	6,380
4.75%, 02/01/32	5,964	5,013
Tap Rock Resources, LLC
7.00%, 10/01/26 (b)	3,659	3,348
Targa Resources Corp.
4.88%, 02/01/31	2,550	2,192
Transocean Proteus Limited
6.25%, 12/01/24 (b)	3,619	3,401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	10,331	9,439
White Star Petroleum, LLC
0.00%, 09/15/22 (b) (h) (i) (j)	5,000	—
		220,500
Industrials 10.5%
American Airlines, Inc.
5.50%, 04/20/26 (b)	2,682	2,520
5.75%, 04/20/29 (b)	10,195	8,897
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	9,515	7,915
Bombardier Inc.
7.50%, 03/15/25 (b)	2,551	2,481
7.13%, 06/15/26 (b)	5,514	5,063
6.00%, 02/15/28 (b)	3,033	2,544
Builders FirstSource, Inc.
4.25%, 02/01/32 (b)	16,964	13,028
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (b)	4,096	3,533
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (b)	2,813	2,566
8.75%, 04/15/30 (b)	6,655	5,516
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a) (b)	2,717	2,021
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	3,296	3,321
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (b)	6,544	6,155
9.75%, 08/01/27 (b)	1,000	979
5.50%, 05/01/28 (b)	3,272	2,625
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (b)	2,842	2,254
FXI Holdings, Inc.
7.88%, 11/01/24 (b)	3,113	2,459
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (b)	4,798	3,883
Imola Merger Corporation
4.75%, 05/15/29 (b)	3,174	2,681
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (b)	4,955	3,948
Masonite International Corporation
5.38%, 02/01/28 (b)	1,599	1,414
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	3,904	3,272
Pitney Bowes Inc.
6.88%, 03/15/27 (b)	5,140	3,178
Summit Materials, LLC
5.25%, 01/15/29 (b)	3,952	3,477
Terex Corporation
5.00%, 05/15/29 (b)	5,442	4,670
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (b)	7,520	6,406
TransDigm Inc.
8.00%, 12/15/25 (b)	1,157	1,174
6.25%, 03/15/26 (b)	9,550	9,262
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,796
Triumph Group, Inc.
8.88%, 06/01/24 (b)	1,503	1,486
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (b)	7,690	7,565
4.50%, 08/15/29 (b)	1,620	1,363
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (b)	1,269	1,132
4.63%, 04/15/29 (b)	10,937	9,082
Watco Companies, L.L.C.
6.50%, 06/15/27 (b)	5,192	4,739
		144,405
Financials 10.0%
Acrisure, LLC
7.00%, 11/15/25 (b)	4,010	3,666
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (b)	5,718	5,603
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (b)	1,535	1,444
Barclays PLC
8.00%, (100, 03/15/29) (g) (k)	3,740	3,314
Citigroup Inc.
5.00%, (100, 09/12/24) (g)	5,806	5,206
Corebridge Financial, Inc.
6.88%, 12/15/52 (b)	3,720	3,401
Credit Suisse Group AG
6.25%, (100, 12/18/24) (b) (g)	10,490	8,982
6.44%, 08/11/28 (b) (k)	3,750	3,488
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (b)	315	300
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	12,860	10,244
3.74%, 01/07/33 (k)	2,040	1,334
EG Global Finance PLC
6.75%, 02/07/25 (b)	6,009	5,393
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,333	2,192
5.13%, 06/16/25	2,122	2,003
4.27%, 01/09/27	5,000	4,375
4.95%, 05/28/27	650	581
4.13%, 08/17/27	1,930	1,662
3.82%, 11/02/27	1,023	859
Freedom Mortgage Corporation
7.63%, 05/01/26 (b)	4,406	3,289
HUB International Limited
7.00%, 05/01/26 (b)	4,541	4,309
Icahn Enterprises L.P.
6.25%, 05/15/26	11,419	10,667
5.25%, 05/15/27	4,778	4,195
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (b) (c)	1,263	1,012
Markel Corporation
6.00%, (100, 06/01/25) (g)	4,653	4,540
Navient Corporation
6.13%, 03/25/24	5,433	5,290
6.75%, 06/15/26	1,745	1,586
4.88%, 03/15/28	2,850	2,180
5.63%, 08/01/33	1,868	1,257
NFP Corp.
6.88%, 08/15/28 (b)	3,899	3,041
7.50%, 10/01/30 (b)	2,488	2,372
Onemain Finance Corporation
6.13%, 03/15/24	1,580	1,524
5.38%, 11/15/29	2,550	1,974
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (b)	2,312	1,668
Rocket Mortgage, LLC
4.00%, 10/15/33 (b)	2,434	1,682
Stena International S.A R.L.
6.13%, 02/01/25 (b)	7,933	7,563
UBS Group AG
4.88%, (100, 02/12/27) (b) (g)	5,602	4,362
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (b)	2,385	2,093
6.38%, 02/01/30 (b)	9,763	7,876
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (b)	2,475	1,871
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	1
		138,399
Consumer Staples 6.9%
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (b)	4,479	3,757
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	5,693	5,075
9.75%, 07/15/27 (b)	3,175	2,614
4.63%, 06/01/28 (b)	2,333	1,796
Ashtead Capital, Inc.
5.50%, 08/11/32 (b)	3,750	3,476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (b)	310	234
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (b)	2,318	1,724
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,147
4.88%, 10/01/49	6,006	4,962
Marb Bondco PLC
3.95%, 01/29/31 (b)	8,804	6,367
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (b)	7,606	4,883
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (b)	5,659	4,675
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (b)	2,994	2,884
Nielsen Finance LLC
5.88%, 10/01/30 (b)	4,665	4,634
4.75%, 07/15/31 (a) (b)	5,436	5,346
Pilgrim's Pride Corporation
5.88%, 09/30/27 (b)	3,734	3,630
4.25%, 04/15/31 (b)	12,586	10,096
3.50%, 03/01/32 (b)	1,554	1,172
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (b)	3,289	3,094
6.25%, 01/15/28 (b)	5,179	4,435
Safeway Inc.
5.88%, 02/15/28 (b)	7,573	6,986
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	4,961	3,274
United Natural Foods, Inc.
6.75%, 10/15/28 (b)	6,099	5,603
		95,864
Health Care 4.6%
Avantor, Inc.
4.63%, 07/15/28 (b)	4,566	4,070
Bausch Health Companies Inc.
6.13%, 02/01/27 (b)	3,621	2,512
Centene Corporation
2.50%, 03/01/31	1,963	1,485
Community Health Systems, Inc.
4.75%, 02/15/31 (b)	5,271	3,544
DaVita Inc.
3.75%, 02/15/31 (b)	4,840	3,449
HCA Inc.
5.38%, 02/01/25	3,341	3,302
IQVIA Inc.
5.00%, 05/15/27 (b)	4,764	4,482
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	6,224	4,998
5.25%, 10/01/29 (a) (b)	5,684	4,291
Organon & Co.
5.13%, 04/30/31 (b)	4,095	3,359
Owens & Minor, Inc.
6.63%, 04/01/30 (b)	5,200	4,576
Tenet Healthcare Corporation
4.88%, 01/01/26 (b)	6,241	5,796
5.13%, 11/01/27 (b)	5,312	4,775
6.13%, 10/01/28 (b)	6,426	5,669
4.38%, 01/15/30 (b)	2,480	2,068
6.13%, 06/15/30 (b)	5,407	4,973
		63,349
Information Technology 3.8%
AMS-Osram AG
7.00%, 07/31/25 (a) (b)	15,502	14,127
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (b)	1,197	1,026
Boxer Parent Company Inc.
7.13%, 10/02/25 (b)	1,580	1,549
Commscope Finance LLC
6.00%, 03/01/26 (b)	3,511	3,234
Entegris Escrow Corporation
4.75%, 04/15/29 (b)	3,088	2,739
5.95%, 06/15/30 (b)	6,521	5,951
Entegris, Inc.
4.38%, 04/15/28 (b)	1,965	1,665
Logan Merger Sub, Inc.
5.50%, 09/01/27 (b)	6,282	3,863
Open Text Corporation
3.88%, 02/15/28 (b)	3,265	2,689
3.88%, 12/01/29 (b)	4,881	3,759
4.13%, 02/15/30 (b)	4,683	3,743
Seagate HDD Cayman
5.75%, 12/01/34	805	637
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (b)	8,754	7,006
6.50%, 07/15/28 (b)	1,591	1,069
		53,057
Materials 2.7%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b)	2,654	1,770
CVR Partners, LP
6.13%, 06/15/28 (b)	623	546
First Quantum Minerals Ltd
7.50%, 04/01/25 (b)	1,850	1,781
6.88%, 10/15/27 (b)	6,146	5,531
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (b)	3,887	3,338
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,461
Hudbay Minerals Inc.
6.13%, 04/01/29 (b)	6,161	4,975
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (b)	5,510	4,230
Olin Corporation
5.63%, 08/01/29	5,295	4,702
Pearl Merger Sub Inc.
6.75%, 10/01/28 (b)	4,419	3,403
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (b)	5,105	3,012
		37,749
Utilities 1.7%
Calpine Corporation
4.50%, 02/15/28 (b)	2,667	2,335
5.13%, 03/15/28 (b)	4,635	4,008
3.75%, 03/01/31 (b)	4,318	3,395
Pacific Gas And Electric Company
3.25%, 06/01/31	4,480	3,413
5.90%, 06/15/32	2,255	2,058
Vistra Operations Company LLC
5.50%, 09/01/26 (b)	1,550	1,448
5.00%, 07/31/27 (b)	2,859	2,581
4.38%, 05/01/29 (b)	3,222	2,693
4.30%, 07/15/29 (b)	1,033	881
		22,812
Real Estate 0.7%
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (b)	3,043	2,826
Service Properties Trust
5.25%, 02/15/26	8,860	7,067
		9,893
Total Corporate Bonds And Notes (cost $1,456,729)		1,247,991
SENIOR FLOATING RATE INSTRUMENTS 4.3%
Consumer Discretionary 1.6%
888 Acquisitions Limited
USD Term Loan B, 8.28%, (3 Month Term SOFR + 5.25%), 07/18/28 (l)	4,000	3,427
Flutter Entertainment Public Limited Company
Term Loan, 0.00%, (SOFR + 3.25%), 07/04/28 (l) (m)	3,861	3,764
Great Canadian Gaming Corporation
2021 Term Loan, 7.60%, (3 Month USD LIBOR + 4.00%), 11/01/26 (l)	4,798	4,570
Great Outdoors Group, LLC
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 02/26/28 (l)	4,552	4,194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Groupe Solmax Inc.
Term Loan, 8.39%, (3 Month USD LIBOR + 4.75%), 12/30/24 (l)	3,525	3,110
Michaels Companies, Inc.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 04/08/28 (l)	3,926	3,149
		22,214
Communication Services 1.2%
Allen Media, LLC
2021 Term Loan B, 7.70%, (3 Month USD LIBOR + 5.50%), 02/10/27 (l)	5,045	4,345
GOGO Intermediate Holdings LLC
Term Loan B, 6.56%, (3 Month USD LIBOR + 3.75%), 04/21/28 (l)	4,533	4,389
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (l)	4,381	4,102
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 06/20/24 (l)	4,985	4,361
		17,197
Information Technology 0.8%
CoreLogic, Inc.
Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 04/14/28 (l)	2,738	2,047
Cornerstone OnDemand, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/08/26 (l)	2,198	1,835
Peraton Corp.
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (l)	4,465	4,224
Verifone Systems, Inc.
2018 1st Lien Term Loan, 7.00%, (3 Month USD LIBOR + 4.00%), 08/09/25 (l)	2,510	2,236
		10,342
Health Care 0.4%
Advisor Group, Inc.
2021 Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 07/31/26 (l)	2,834	2,690
Lonza Group AG
USD Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 04/29/28 (l)	2,513	2,230
		4,920
Industrials 0.2%
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l)	3,167	3,062
Materials 0.1%
PMHC II, Inc.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/03/29 (l) (m)	2,400	1,927
Financials 0.0%
NAC Aviation 8 Limited (Nordic Aviation)
2022 1st Lien Revolver, 0.00%, 03/31/26 (j) (m)	672	672
Total Senior Floating Rate Instruments (cost $65,736)		60,334
INVESTMENT COMPANIES 1.1%
iShares Broad USD High Yield Corporate Bond ETF (a)	445	14,961
Total Investment Companies (cost $18,294)		14,961
COMMON STOCKS 0.4%
Energy 0.2%
MPLX LP	87	2,617
Prairie Provident Resources Inc. (a) (h)	224	31
Vantage Drilling International (h)	2	38
		2,686
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (h)	335	459
Dish Network Corporation - Class A (h)	11	155
iHeartMedia, Inc. - Class A (h)	141	1,032
		1,646
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (h) (j)	69	1,377
Materials 0.0%
WestRock Company	—	3
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $10,237)		5,712
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (h) (j) (n)	56,599	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.7%
Securities Lending Collateral 4.1%
JNL Securities Lending Collateral Fund, 2.88% (o) (p)	55,979	55,979
Investment Companies 1.6%
JNL Government Money Market Fund, 2.68% (o) (p)	21,599	21,599
U.S. Treasury Bill 1.0%
Treasury, United States Department of
3.73%, 03/16/23 (q)	14,770	14,520
Total Short Term Investments (cost $92,097)		92,098
Total Investments 102.9% (cost $1,643,093)		1,421,096
Other Assets and Liabilities, Net (2.9)%		(40,116)
Total Net Assets 100.0%		1,380,980

(a) All or a portion of the security was on loan as of September 30, 2022.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $974,351 and 70.6% of the Fund.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Convertible security.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

as of September 30, 2022.

(q) The coupon rate represents the yield to maturity.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	10,810	9,735	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,247,991	—	1,247,991
Senior Floating Rate Instruments	—	59,662	672	60,334
Investment Companies	14,961	—	—	14,961
Common Stocks	4,335	—	1,377	5,712
Other Equity Interests	—	—	—	—
Short Term Investments	77,578	14,520	—	92,098
	96,874	1,322,173	2,049	1,421,096

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.6%
U.S. Treasury Note 20.6%
Treasury, United States Department of
1.50%, 10/31/24 - 02/15/30	18,311	16,899
1.38%, 01/31/25 - 11/15/31	23,926	20,929
2.88%, 06/15/25 - 05/15/32	89,777	83,439
0.25%, 07/31/25	15,271	13,646
2.25%, 11/15/25	26,281	24,745
0.38%, 12/31/25 - 01/31/26	37,590	33,179
0.75%, 04/30/26	6,255	5,540
0.88%, 09/30/26	6,200	5,455
1.25%, 11/30/26 - 06/30/28	41,510	35,975
0.63%, 03/31/27	4,230	3,629
2.63%, 05/31/27	26,880	25,234
1.88%, 02/15/32	2,820	2,390
2.75%, 08/15/32	10,070	9,211
		280,271
Mortgage-Backed Securities 19.9%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	16,174	13,702
3.00%, 05/01/34 - 12/01/49	14,038	12,471
2.00%, 09/01/35 - 03/01/52	28,904	23,945
3.50%, 08/01/37 - 04/01/50	15,170	14,009
5.00%, 02/01/38 - 11/01/41	768	773
4.50%, 03/01/42 - 08/01/52	3,799	3,653
4.00%, 10/01/45 - 06/01/48	6,944	6,541
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	34,868	30,275
3.00%, 04/01/31 - 02/01/51	19,167	17,047
5.00%, 06/01/35 - 05/01/42	821	825
2.00%, 10/01/35 - 12/01/51	48,702	39,955
3.50%, 08/01/37 - 06/01/52	21,685	20,012
TBA, 3.00%, 10/15/37 (a)	5,220	4,843
4.50%, 08/01/40 - 07/01/49	5,600	5,440
4.00%, 10/01/44 - 07/01/52	13,826	12,988
TBA, 3.50%, 10/15/52 (a)	560	504
Government National Mortgage Association
5.00%, 08/20/41	241	242
3.50%, 06/20/43 - 05/20/52	14,668	13,456
4.00%, 05/20/44 - 03/20/50	5,719	5,386
3.00%, 07/20/45 - 06/20/52	21,889	19,493
4.50%, 12/20/48 - 05/20/49	1,755	1,698
2.50%, 08/20/50 - 04/20/52	14,144	12,249
2.00%, 10/20/51 - 01/20/52	10,791	9,019
TBA, 4.00%, 10/15/52 (a)	2,050	1,912
		270,438
U.S. Treasury Bond 4.4%
Treasury, United States Department of
3.75%, 08/15/41	7,798	7,470
2.00%, 11/15/41	2,400	1,716
3.13%, 11/15/41	10,975	9,541
2.50%, 02/15/45 - 02/15/46	23,568	17,910
3.00%, 02/15/48	21,463	18,056
1.63%, 11/15/50	2,747	1,704
2.88%, 05/15/52	4,590	3,848
		60,245
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (b)	7,104	5,551
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,300
The Dormitory Authority of the State of New York
3.19%, 02/15/43	3,055	2,240
		3,540
Total Government And Agency Obligations (cost $708,899)		620,045
CORPORATE BONDS AND NOTES 38.9%
Financials 14.8%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,281	3,619
3.00%, 10/29/28	4,384	3,534
3.30%, 01/30/32	1,758	1,326
Ares Finance Co. IV LLC
3.65%, 02/01/52 (c)	2,098	1,308
Bank of America Corporation
3.56%, 04/23/27	2,410	2,225
1.73%, 07/22/27	2,767	2,374
3.59%, 07/21/28	3,399	3,067
4.95%, 07/22/28	4,860	4,674
4.27%, 07/23/29	8,040	7,331
2.59%, 04/29/31	3,240	2,574
2.30%, 07/21/32	1,884	1,410
2.68%, 06/19/41	2,180	1,409
Barclays PLC
3.56%, 09/23/35 (d)	5,661	4,165
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,390	1,540
BlackRock, Inc.
2.10%, 02/25/32	7,620	5,838
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (c)	4,145	3,066
Blackstone Private Credit Fund
1.75%, 09/15/24	744	678
2.63%, 12/15/26	2,643	2,173
3.25%, 03/15/27	4,812	3,993
4.00%, 01/15/29	92	74
Blackstone Secured Lending Fund
2.85%, 09/30/28	3,545	2,688
BNP Paribas
2.59%, 08/12/35 (c) (d)	2,465	1,758
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	2,697	2,418
3.52%, 10/27/28	3,278	2,926
2.67%, 01/29/31	6,630	5,305
2.57%, 06/03/31	2,022	1,593
CNO Global Funding
1.75%, 10/07/26 (c)	462	399
2.65%, 01/06/29 (c)	1,788	1,486
Cooperatieve Rabobank U.A.
3.88%, 08/22/24	4,900	4,805
Credit Suisse Group AG
5.25%, (100, 02/11/27) (c) (e)	3,626	2,558
7.50%, (100, 12/11/23) (c) (d) (e)	2,448	2,258
6.50%, 08/08/23 (c) (d)	2,150	2,124
Credit Suisse Holdings (USA), Inc.
4.75%, 08/09/24	4,890	4,762
5.00%, 07/09/27	4,890	4,511
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	2,624	1,763
F&G Global Funding
2.00%, 09/20/28 (c)	4,025	3,213
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,741
4.39%, 01/08/26	350	318
4.13%, 08/17/27	382	329
3.82%, 11/02/27	4,056	3,407
FS KKR Capital Corp.
3.40%, 01/15/26	3,597	3,173
3.13%, 10/12/28	2,420	1,878
Icahn Enterprises L.P.
4.75%, 09/15/24	1,789	1,677
Intercontinental Exchange, Inc.
4.35%, 06/15/29	1,428	1,351
4.95%, 06/15/52	683	608
JPMorgan Chase & Co.
2.01%, 03/13/26	2,905	2,660
2.07%, 06/01/29	4,261	3,459
2.74%, 10/15/30	4,990	4,062
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 (c)	2,027	1,865
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	1,902	1,736
3.87%, 07/09/25 (d)	3,173	3,070
LSEGA Financing PLC
2.50%, 04/06/31 (c)	604	490

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
3.20%, 04/06/41 (c)	566	403
Morgan Stanley
0.99%, 12/10/26	3,840	3,315
3.59%, 07/22/28	3,230	2,920
3.62%, 04/01/31	1,058	913
2.51%, 10/20/32	1,773	1,357
2.48%, 09/16/36	3,010	2,163
National Rural Utilities Cooperative Finance Corporation
4.15%, 12/15/32	2,713	2,483
4.75%, 04/30/43	1,071	980
NatWest Group PLC
3.07%, 05/22/28 (d)	2,470	2,116
5.52%, 09/30/28 (d)	1,242	1,180
NatWest Markets PLC
1.60%, 09/29/26 (c) (f)	8,353	7,087
New York Life Global Funding
1.85%, 08/01/31 (c)	3,750	2,891
Owl Rock Capital Corporation
3.40%, 07/15/26	2,496	2,145
The Goldman Sachs Group, Inc.
2.64%, 02/24/28	5,087	4,419
3.80%, 03/15/30	6,036	5,291
2.62%, 04/22/32	909	705
2.38%, 07/21/32	4,658	3,519
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,031	1,250
The Toronto-Dominion Bank
4.69%, 09/15/27 (d)	7,150	6,913
Toyota Motor Credit Corporation
4.55%, 09/20/27	4,730	4,619
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	898	820
U.S. Bancorp
4.97%, 07/22/33	2,142	2,009
UBS Group AG
4.99%, 08/05/33 (c) (d) (f)	1,938	1,737
Wells Fargo & Company
4.90%, 07/25/33	7,670	7,062
		201,066
Energy 4.2%
Antero Midstream Partners LP
5.38%, 06/15/29 (c)	587	517
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,007	3,538
3.25%, 01/31/32	532	409
Continental Resources, Inc.
5.75%, 01/15/31 (c)	2,780	2,512
Devon Energy Corporation
5.88%, 06/15/28	554	555
4.50%, 01/15/30	969	886
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	790	675
6.75%, (100, 05/15/25) (e)	3,789	3,272
7.13%, (100, 05/15/30) (e)	2,523	2,092
3.75%, 05/15/30	2,015	1,710
5.80%, 06/15/38	2,107	1,855
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,151	1,028
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	2,990
4.50%, 01/15/29 (c)	1,046	848
Helmerich & Payne, Inc.
2.90%, 09/29/31	1,585	1,239
Marathon Oil Corporation
4.40%, 07/15/27	3,152	2,945
ONEOK, Inc.
4.50%, 03/15/50	1,800	1,296
Petroleos Mexicanos
2.29%, 02/15/24	489	467
Pioneer Natural Resources Company
1.90%, 08/15/30	2,520	1,930
Rattler Midstream LP
5.63%, 07/15/25 (c)	434	439
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	7,944	7,228
4.50%, 05/15/30	2,300	2,096
Santos Finance Ltd
3.65%, 04/29/31 (c)	4,459	3,505
Southwestern Energy Company
4.75%, 02/01/32	3,548	2,982
Targa Resources Corp.
5.50%, 03/01/30	1,750	1,577
4.88%, 02/01/31	1,747	1,502
4.20%, 02/01/33	1,580	1,332
The Williams Companies, Inc.
4.65%, 08/15/32	3,250	2,943
Transocean Pontus Limited
6.13%, 08/01/25 (c)	377	351
Transocean Proteus Limited
6.25%, 12/01/24 (c)	1,668	1,568
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (c)	1,633	1,308
		57,595
Consumer Discretionary 3.2%
Amazon.com, Inc.
2.10%, 05/12/31	2,535	2,056
3.88%, 08/22/37	2,900	2,522
3.10%, 05/12/51	1,690	1,181
Booking Holdings Inc.
4.63%, 04/13/30	3,610	3,399
Carnival Corporation
4.00%, 08/01/28 (c)	1,777	1,434
Ford Motor Company
6.10%, 08/19/32	1,363	1,202
General Motors Company
5.60%, 10/15/32	1,800	1,606
General Motors Financial Company, Inc.
3.10%, 01/12/32	4,814	3,620
Hyatt Hotels Corporation
5.63%, 04/23/25 (g) (h)	1,203	1,191
Kohl's Corporation
3.38%, 05/01/31 (g) (h)	1,176	726
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,059	648
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	299	228
Macys Retail Holdings
5.88%, 03/15/30 (c)	2,014	1,593
6.13%, 03/15/32 (c) (f)	1,165	893
Magallanes, Inc.
5.05%, 03/15/42 (c)	7,552	5,653
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	960	941
Newell Brands Inc.
6.38%, 09/15/27	1,487	1,472
6.63%, 09/15/29	1,519	1,485
Prosus N.V.
4.19%, 01/19/32 (c)	1,978	1,461
Resorts World Las Vegas LLC
4.63%, 04/06/31 (c) (f)	2,100	1,420
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	311	302
4.75%, 10/20/28 (c)	542	505
Toll Brothers Finance Corp.
3.80%, 11/01/29 (f)	3,995	3,244
ZF North America Capital, Inc.
4.75%, 04/29/25 (c)	5,482	4,977
		43,759
Utilities 3.2%
Baltimore Gas and Electric Company
4.55%, 06/01/52	1,354	1,173
Commonwealth Edison Company
3.75%, 08/15/47	2,957	2,288
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	2,043	1,609
DPL Inc.
4.13%, 07/01/25	614	568

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Duke Energy Corporation
4.50%, 08/15/32	4,945	4,473
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (c)	1,984	1,528
Enel Finance International N.V.
2.25%, 07/12/31 (c)	2,483	1,734
Eversource Energy
3.38%, 03/01/32	1,478	1,247
Nevada Power Company
3.70%, 05/01/29	4,106	3,748
Pacific Gas And Electric Company
3.30%, 12/01/27	1,055	890
3.25%, 06/01/31	1,512	1,152
5.90%, 06/15/32	2,661	2,428
4.50%, 07/01/40	5,693	4,148
San Diego Gas & Electric Company
1.70%, 10/01/30	2,168	1,672
2.95%, 08/15/51	1,730	1,130
Southern California Edison Company
4.13%, 03/01/48	1,251	930
3.65%, 02/01/50	2,227	1,527
Southwest Gas Corporation
4.05%, 03/15/32	1,118	942
Tampa Electric Company
3.45%, 03/15/51	2,589	1,840
The AES Corporation
3.30%, 07/15/25 (c)	3,790	3,490
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	1,718	1,636
3.70%, 01/30/27 (c)	3,615	3,197
		43,350
Communication Services 3.0%
AT&T Inc.
2.55%, 12/01/33	4,210	3,133
4.90%, 08/15/37	598	530
4.85%, 03/01/39	4,200	3,646
Charter Communications Operating, LLC
5.38%, 04/01/38	1,820	1,482
4.80%, 03/01/50	1,615	1,167
6.83%, 10/23/55	1,230	1,129
Comcast Corporation
3.75%, 04/01/40	971	762
3.40%, 07/15/46	1,950	1,372
2.89%, 11/01/51	2,120	1,330
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	1,274	1,101
Meta Platforms, Inc.
3.85%, 08/15/32 (c)	3,730	3,286
4.45%, 08/15/52 (c)	3,580	2,925
Netflix, Inc.
5.88%, 11/15/28	2,100	2,040
The Walt Disney Company
4.63%, 03/23/40	2,300	2,070
T-Mobile USA, Inc.
2.63%, 04/15/26	6,572	5,942
Verizon Communications Inc.
4.33%, 09/21/28	3,350	3,151
3.15%, 03/22/30	3,310	2,811
2.55%, 03/21/31	1,780	1,422
VTR Comunicaciones SpA
5.13%, 01/15/28 (c)	1,556	1,058
VTR Finance N.V.
6.38%, 07/15/28 (c)	774	428
		40,785
Health Care 2.9%
AbbVie Inc.
3.20%, 11/21/29	1,985	1,738
4.50%, 05/14/35	1,700	1,509
Amgen Inc.
3.15%, 02/21/40	4,119	2,970
4.20%, 02/22/52	883	694
Ascension Health
2.53%, 11/15/29	1,248	1,055
Bausch Health Companies Inc.
6.13%, 02/01/27 (c)	1,462	1,014
Baylor Scott & White Holdings
2.84%, 11/15/50	1,647	1,054
Centene Corporation
3.00%, 10/15/30	4,898	3,869
2.50%, 03/01/31	7,931	6,001
Cigna Corporation
4.38%, 10/15/28	1,200	1,132
CVS Health Corporation
4.78%, 03/25/38	5,589	4,885
HCA Inc.
5.38%, 02/01/25	3,505	3,464
5.88%, 02/15/26	860	849
3.50%, 09/01/30	1,135	938
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,137
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,211
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,119
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	278
UnitedHealth Group Incorporated
4.75%, 05/15/52	4,566	4,098
		39,015
Consumer Staples 2.8%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	6,195	5,585
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	3,851	3,630
B. A. T. Capital Corporation
4.39%, 08/15/37	1,000	713
3.73%, 09/25/40	1,420	911
JBS USA Food Company
5.50%, 01/15/30 (c)	1,000	924
3.63%, 01/15/32 (c)	1,663	1,308
5.75%, 04/01/33 (c)	3,170	2,868
6.50%, 12/01/52 (c)	5,135	4,555
Kraft Heinz Foods Company
4.63%, 10/01/39	561	463
Mars, Incorporated
3.74%, 10/11/27 (i) (j)	1,200	1,130
3.88%, 04/01/39 (c)	5,510	4,542
Northwestern University
2.64%, 12/01/50	1,088	725
Pilgrim's Pride Corporation
3.50%, 03/01/32 (c)	5,240	3,952
Safeway Inc.
3.50%, 02/15/23 (c)	3,235	3,206
The Trustees of Princeton University
4.20%, 03/01/52 (f)	2,373	2,141
University of Washington
4.35%, 04/15/22	2,199	1,703
		38,356
Industrials 2.5%
Air Canada
3.88%, 08/15/26 (c)	1,198	1,028
Aircastle Limited
5.25%, 08/11/25 (c)	3,345	3,154
American Airlines, Inc.
5.50%, 04/20/26 (c)	1,073	1,008
5.75%, 04/20/29 (c)	377	329
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (c)	5,090	4,234
Burlington Northern Santa FE, LLC
4.45%, 01/15/53	3,523	3,053
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	3,575	3,602
General Electric Company
6.62%, (3 Month USD LIBOR + 3.33%), (100, 12/15/22) (e) (k)	11,410	10,730

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	1,580	1,324
The Boeing Company
5.15%, 05/01/30 (h)	4,675	4,320
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	1,230	1,021
		33,803
Real Estate 1.0%
EPR Properties
3.60%, 11/15/31	2,071	1,479
Essential Properties, L.P.
2.95%, 07/15/31	2,703	1,984
GLP Financing, LLC
5.75%, 06/01/28	343	322
3.25%, 01/15/32	1,276	957
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	1,572	1,262
2.70%, 07/15/31	2,250	1,698
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,825	1,639
3.75%, 02/15/27 (c)	1,529	1,337
4.13%, 08/15/30 (c)	2,958	2,469
		13,147
Materials 0.8%
Anglo American Capital PLC
2.63%, 09/10/30 (c)	1,521	1,174
Celanese US Holdings LLC
6.33%, 07/15/29 (h)	3,818	3,565
Glencore Funding LLC
4.88%, 03/12/29 (c)	2,555	2,353
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	3,698	3,081
		10,173
Information Technology 0.5%
Apple Inc.
2.70%, 08/05/51	884	584
Broadcom Inc.
3.47%, 04/15/34 (c)	1,718	1,291
Dell International L.L.C.
8.35%, 07/15/46 (h)	807	873
Microsoft Corporation
3.50%, 02/12/35 (f)	3,322	2,982
VMware, Inc.
2.20%, 08/15/31	2,323	1,686
		7,416
Total Corporate Bonds And Notes (cost $626,435)		528,465
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.7%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	696	653
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	2,108	1,987
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,996	3,470
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,546
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	567	565
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,061
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 4.76%, 08/15/39	4,543	4,533
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	7,116	7,078
CCG Receivables Trust 2019-2
Series 2019-A2-2, 2.11%, 03/14/23	316	315
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	6,142	5,851
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,467
Chesapeake Funding I LLC
Series 2019-A1-1A, 2.94%, 04/15/31	91	91
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (k)	5,370	4,275
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	3,117	3,056
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	5,210	5,167
COMM 2014-CR27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,729
COMM 2014-UBS3 Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,534
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (k)	465	421
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	2,759	2,725
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	2,490	2,343
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	7,622	7,192
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	3,223	3,127
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	1,226	1,211
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	2,379	2,312
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	4,129	4,110
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,638
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A3-2, 3.10%, 02/16/27	3,360	3,257
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,301
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	4,818
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	395	389
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	1,851	1,775
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,862	1,767
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	3,646	3,624
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	3,555
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	7,283	7,104
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	2,320	2,297
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,651
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.98%, 01/25/29 (k)	562	510
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (k)	5,780	4,777
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.82%, 10/25/26 (k)	342	322
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,797	2,665
Manhattan West 2020-OMW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	5,223
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	1,192	1,137
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	365	356
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 2.87%, (1 Month USD LIBOR + 0.48%), 10/16/23 (k)	3,872	3,663
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	8,205	8,007

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	3,469	3,353
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (k)	2,761	2,215
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,150	1,088
Series 2012-A-2, 4.00%, 10/29/24	1,024	967
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (g)	3,295	3,262
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (k)	1,371	1,227
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (k)	1,261	1,081
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	6,566	6,382
Total Non-U.S. Government Agency Asset-Backed Securities (cost $169,851)		159,230
SENIOR FLOATING RATE INSTRUMENTS 2.1%
Consumer Discretionary 0.8%
Adient US LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/28 (k)	2,681	2,525
Caesars Resort Collection, LLC
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 06/19/25 (k)	1,350	1,328
Flutter Entertainment Public Limited Company
Term Loan, 0.00%, (SOFR + 3.25%), 07/04/28 (k) (l)	234	228
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 08/29/25 (k)	2,797	2,658
PCI Gaming Authority
Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 05/15/26 (k)	2,743	2,660
UFC Holdings, LLC
2021 Term Loan B, 5.52%, (3 Month USD LIBOR + 2.75%), 04/29/26 (k)	1,309	1,255
		10,654
Industrials 0.7%
Air Canada
2021 Term Loan B, 6.42%, (3 Month USD LIBOR + 3.50%), 07/27/28 (k)	786	746
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	802	776
Berry Global, Inc.
2021 Term Loan Z, 4.18%, (3 Month USD LIBOR + 1.75%), 07/01/26 (k)	4,124	3,988
Cimpress Public Limited Company
USD Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 04/29/28 (k)	1,195	1,093
Genesee & Wyoming Inc. (New)
Term Loan, 4.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (k)	1,150	1,117
Hertz Corporation, (The)
2021 Term Loan B, 5.78%, (1 Month USD LIBOR + 3.25%), 06/11/28 (k)	345	326
2021 Term Loan C, 5.78%, (1 Month USD LIBOR + 3.25%), 06/11/28 (k)	66	62
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 01/21/26 (k)	969	902
		9,010
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/15/27 (k)	2,139	1,942
CSC Holdings, LLC
2017 Term Loan B1, 5.07%, (1 Month USD LIBOR + 2.25%), 07/15/25 (k)	709	674
DirecTV Financing, LLC
Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 07/22/27 (k)	1,102	1,024
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 5.02%, (1 Month USD LIBOR + 2.50%), 06/13/26 (k)	1,016	1,001
		4,641
Information Technology 0.2%
Peraton Corp.
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	2,347	2,220
Materials 0.1%
Sylvamo Corporation
Term Loan B, 7.02%, (1 Month USD LIBOR + 4.50%), 08/18/28 (k)	1,782	1,709
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.95%, (3 Month Term SOFR + 4.25%), 09/22/24 (k)	704	686
Total Senior Floating Rate Instruments (cost $30,245)		28,920
COMMON STOCKS 0.1%
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (i) (m)	28	557
Total Common Stocks (cost $704)		557
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.9%
JNL Government Money Market Fund, 2.68% (n) (o)	12,090	12,090
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 2.88% (n) (o)	8,671	8,671
Total Short Term Investments (cost $20,761)		20,761
Total Investments 99.9% (cost $1,556,895)		1,357,978
Other Derivative Instruments(0.0)%		(330)
Other Assets and Liabilities, Net 0.1%		1,311
Total Net Assets 100.0%		1,358,959

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $7,524.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $134,162 and 9.9% of the Fund.

(d) Convertible security.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) All or a portion of the security was on loan as of September 30, 2022.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Non-income producing security.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,130	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	51	December 2022	5,910	(20)	(194)
United States 2 Year Note	122	January 2023	25,435	(17)	(378)
United States Long Bond	496	December 2022	67,754	(327)	(5,056)
United States Ultra Bond	338	December 2022	49,985	(494)	(3,680)
				(858)	(9,308)
Short Contracts
United States 10 Year Ultra Bond	(964)	December 2022	(121,131)	482	6,912
United States 5 Year Note	(172)	January 2023	(18,961)	46	470
				528	7,382

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	620,045	—	620,045
Corporate Bonds And Notes	—	527,335	1,130	528,465
Non-U.S. Government Agency Asset-Backed Securities	—	159,230	—	159,230
Senior Floating Rate Instruments	—	28,920	—	28,920
Common Stocks	—	—	557	557
Short Term Investments	20,761	—	—	20,761
	20,761	1,335,530	1,687	1,357,978
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7,382	—	—	7,382
	7,382	—	—	7,382
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9,308)	—	—	(9,308)
	(9,308)	—	—	(9,308)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.3%
Industrials 18.2%
A. O. Smith Corporation	15	717
AAR Corp. (a)	8	292
ABM Industries Incorporated	15	554
ACCO Brands Corporation	4	17
Acuity Brands, Inc.	6	966
Aerojet Rocketdyne Holdings, Inc. (a)	12	498
Air Lease Corporation - Class A	22	672
Allegiant Travel Company (a)	2	175
Allison Systems, Inc.	30	1,010
Altra Industrial Motion Corp.	8	268
AMERCO (a)	1	472
American Woodmark Corporation (a)	4	158
APi Group Corp (a)	14	182
Apogee Enterprises, Inc.	5	200
Applied Industrial Technologies, Inc.	4	427
Arcbest Corporation	5	369
Arcosa, Inc.	7	383
Armstrong World Industries, Inc.	4	341
ASGN Incorporated (a)	5	494
Astec Industries, Inc.	3	103
Atlas Air Worldwide Holdings, Inc. (a)	6	616
Avis Budget Group, Inc. (a)	4	585
Barnes Group Inc.	6	184
Beacon Roofing Supply, Inc. (a)	10	527
Boise Cascade Company	9	516
Booz Allen Hamilton Holding Corporation - Class A	12	1,129
Brady Corporation - Class A	7	280
BrightView Holdings, Inc. (a)	7	55
Builders FirstSource, Inc. (a)	9	552
BWXT Government Group, Inc.	10	516
Caci International Inc. - Class A (a)	3	822
Clarivate PLC (a)	30	285
Clean Harbors, Inc. (a)	5	585
Comfort Systems USA, Inc.	4	389
Copart, Inc. (a)	6	653
Core & Main, Inc. - Class A (a)	3	61
CoStar Group, Inc. (a)	12	818
Crane Holdings, Co.	5	399
Curtiss-Wright Corporation	6	777
Deluxe Corporation	7	114
Donaldson Company, Inc.	13	654
Dun & Bradstreet Holdings, Inc.	13	159
Dycom Industries, Inc. (a)	6	563
EMCOR Group, Inc.	9	1,087
Encore Wire Corporation	3	302
EnerSys	8	459
Equifax Inc.	5	850
ESAB Corporation	3	89
Flowserve Corporation	24	590
Forward Air Corporation	4	334
Franklin Electric Co., Inc.	4	289
FTI Consulting, Inc. (a)	4	670
Gates Industrial Corporation PLC (a)	12	120
GATX Corporation	5	455
Generac Holdings Inc. (a)	2	299
GMS Inc. (a)	6	254
Graco Inc.	11	633
GrafTech International Ltd.	34	146
Granite Construction Incorporated	10	260
GXO Logistics Inc. (a)	12	432
Hawaiian Holdings, Inc. (a)	23	307
Healthcare Services Group, Inc.	24	294
HEICO Corporation	3	495
Herc Holdings Inc.	2	215
Hertz Global Holdings, Inc. (a) (b)	26	416
Hexcel Corporation	15	785
Hillenbrand, Inc.	8	293
HNI Corporation	6	166
Hub Group, Inc. - Class A (a)	6	411
Hubbell Incorporated	6	1,335
Hyster-Yale Materials Handling, Inc. - Class A	1	12
IDEX Corporation	5	1,015
Ingersoll Rand Inc.	19	821
Insperity, Inc.	3	283
ITT Inc.	10	634
Jeld-Wen, Inc. (a)	20	176
Kaman Corporation	6	161
KAR Auction Services, Inc. (a)	35	389
KBR, Inc.	15	643
Kelly Services, Inc. - Class A	1	17
Kennametal Inc.	17	352
Kirby Corporation (a)	11	679
Knight-Swift Transportation Holdings Inc. - Class A	25	1,209
Korn Ferry	7	348
Landstar System, Inc.	5	754
Lennox International Inc.	3	708
Lincoln Electric Holdings, Inc.	6	813
Lyft, Inc. - Class A (a)	21	272
Masonite International Corporation (a)	5	340
MasTec, Inc. (a)	9	590
Matson Intermodal - Paragon, Inc.	4	273
Matthews International Corporation - Class A	4	78
Maxar Technologies Inc.	11	203
MDU Resources Group, Inc.	34	918
Millerknoll, Inc.	14	215
Mine Safety Appliances Company, LLC	3	274
Moog Inc. - Class A	4	265
MSC Industrial Direct Co., Inc. - Class A	10	695
Mueller Industries, Inc.	9	534
Nordson Corporation	3	590
Now, Inc. (a)	36	358
Nvent Electric Public Limited Company	26	816
Old Dominion Freight Line, Inc.	1	243
Oshkosh Corporation	14	998
Parsons Corporation (a)	5	195
Pentair Public Limited Company	22	891
Pitney Bowes Inc.	67	157
Primoris Services Corporation	13	208
Regal Beloit Corporation	7	1,003
Resideo Technologies, Inc. (a)	23	434
Rollins, Inc.	10	334
Rush Enterprises, Inc. - Class A	8	357
Ryder System, Inc.	17	1,266
Saia, Inc. (a)	1	267
Schneider National, Inc. - Class B	14	275
Science Applications International Corporation	10	847
Sensata Technologies Holding PLC	20	738
Simpson Manufacturing Co., Inc.	4	316
SkyWest, Inc. (a)	14	233
Spirit Airlines (a)	27	512
Steelcase Inc. - Class A	25	160
Stericycle, Inc. (a)	10	441
Sunrun Inc. (a)	15	416
Terex Corporation	14	403
Tetra Tech, Inc.	4	492
Textainer Group Holdings Limited	6	170
The Greenbrier Companies, Inc.	13	308
The Middleby Corporation (a)	4	539
The Timken Company	12	681
The Toro Company	9	763
TransUnion	7	426
Trinet Group, Inc. (a)	3	193
Trinity Industries, Inc.	20	419
TrueBlue, Inc. (a)	5	98
Tutor Perini Corporation (a)	3	16
UFP Industries, Inc.	9	638
Unifirst Corporation	2	369
Univar Solutions Inc. (a)	26	602
Valmont Industries, Inc.	2	627
Verisk Analytics, Inc.	6	1,057
Veritiv Corporation (a)	2	214
Wabash National Corporation	3	43
Watsco, Inc.	4	903
Watts Water Technologies, Inc. - Class A	2	281
Werner Enterprises, Inc.	14	538
WESCO International, Inc. (a)	10	1,139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Woodward, Inc.	6	519
XPO Logistics, Inc. (a)	13	584
Xylem Inc.	13	1,150
Zurn Elkay Water Solutions Corporation	1	23
		70,444
Financials 15.1%
Affiliated Managers Group, Inc.	7	814
American Equity Investment Life Holding Company	15	571
Ameris Bancorp	7	299
Apollo Commercial Real Estate Finance, Inc. (c)	32	266
Ares Management Corporation - Class A	2	138
Artisan Partners Asset Management Inc. - Class A	8	213
Associated Banc-Corp	31	616
Assurant, Inc.	7	1,025
Atlantic Union Bank	9	282
Bank of Hawaii Corporation	6	431
Bank OZK	16	622
BankUnited, Inc.	18	608
Banner Corporation	6	334
BGC Partners, Inc. - Class A	64	202
Blackstone Mortgage Trust, Inc. - Class A	23	547
BOK Financial Corporation	4	335
Brighthouse Financial, Inc. (a)	20	866
Brightsphere Investment Group Inc.	11	168
BrightSpire Capital, Inc - Class A	17	110
Brown & Brown, Inc.	13	761
Cadence Bank	22	551
Cannae Holdings, Inc. (a)	4	76
Capitol Federal Financial	19	159
Cathay General Bancorp	10	374
Chimera Investment Corporation	68	357
CNO Financial Group, Inc.	30	544
Cohen & Steers, Inc.	2	119
Coinbase Global, Inc. - Class A (a)	1	84
Columbia Banking System, Inc.	13	384
Commerce Bancshares, Inc.	9	576
Community Bank System, Inc.	5	327
Credit Acceptance Corporation (a)	1	300
Cullen/Frost Bankers, Inc.	6	743
CVB Financial Corp.	16	399
East West Bancorp, Inc.	13	860
Eastern Bankshares, Inc.	11	213
Erie Indemnity Company - Class A	2	410
Essent Group Ltd.	13	435
Evercore Inc. - Class A	7	534
F.N.B. Corporation	67	778
FactSet Research Systems Inc.	1	485
Federated Hermes, Inc. - Class B	18	602
First American Financial Corporation	22	1,001
First Citizens BancShares, Inc. - Class A	1	597
First Financial Bancorp.	10	205
First Hawaiian, Inc.	21	507
First Horizon Corporation	59	1,356
First Interstate BancSystem, Inc. - Class A	13	513
First Republic Bank	9	1,119
FirstCash Holdings, Inc.	10	758
Flagstar Bancorp, Inc.	11	359
Fulton Financial Corporation	29	455
Glacier Bancorp, Inc.	9	425
Hancock Whitney Corporation	12	541
Hilltop Holdings Inc.	11	282
Home BancShares, Inc.	20	458
Hope Bancorp, Inc.	25	314
Horace Mann Educators Corporation	7	243
Houlihan Lokey, Inc. - Class A	3	252
Independence Holdings, LLC	25	745
Independent Bank Group, Inc.	4	229
Interactive Brokers Group, Inc. - Class A	2	123
International Bancshares Corporation	7	296
Invesco Mortgage Capital Inc. (b)	4	48
Jackson Financial Inc. - Class A (c)	14	390
Janus Henderson Group PLC	35	713
Ladder Capital Corp - Class A	20	182
LPL Financial Holdings Inc.	6	1,216
MarketAxess Holdings Inc.	1	252
Mercury General Corporation	8	216
MFA Financial, Inc.	33	255
MGIC Investment Corporation	62	793
Moelis & Company - Class A	7	228
Morningstar, Inc.	1	205
Mr. Cooper Group Inc. (a)	5	182
MSCI Inc. - Class A	2	787
Nelnet, Inc. - Class A	2	167
New York Community Bancorp, Inc. - Series A (b)	116	989
New York Mortgage Trust, Inc.	95	222
Old National Bancorp	43	714
Pacific Premier Bancorp, Inc.	7	225
PacWest Bancorp	25	560
PennyMac Financial Services, Inc.	6	236
PennyMac Mortgage Investment Trust	27	318
Pinnacle Financial Partners, Inc.	7	549
PRA Group, Inc. (a)	6	195
Primerica, Inc.	5	594
ProAssurance Corporation	7	128
PROG Holdings, Inc. (a)	23	340
Prosperity Bancshares, Inc.	12	830
Radian Group Inc.	35	676
Redwood Trust, Inc.	28	158
Renasant Corporation	8	235
RLI Corp.	3	313
Rocket Companies, Inc. - Class A (a)	8	49
SEI Investments Company	18	865
Selective Insurance Group, Inc.	6	505
Signature Bank	3	526
Simmons First National Corporation - Class A	17	376
SLM Corporation	43	607
Southstate Corporation	7	569
Starwood Property Trust, Inc.	47	854
Stewart Information Services Corporation	5	234
Stifel Financial Corp.	8	428
SVB Financial Group (a)	2	724
Synovus Financial Corp.	20	745
Texas Capital Bancshares, Inc. (a)	7	386
TFS Financial Corporation	5	64
The Carlyle Group, Inc.	9	241
The Hanover Insurance Group, Inc.	6	707
Tradeweb Markets Inc. - Class A	4	197
Trustmark Corporation	9	277
Two Harbors Investment Corp.	88	293
UMB Financial Corporation	4	360
Umpqua Holdings Corporation	34	576
United Bankshares, Inc.	18	639
United Community Banks, Inc.	9	312
Valley National Bancorp	56	609
Virtu Financial, Inc. - Class A	9	190
Voya Financial, Inc.	19	1,177
Walker & Dunlop, Inc.	3	233
Washington Federal, Inc.	13	398
Webster Financial Corporation	17	770
WesBanco, Inc.	8	260
Western Alliance Bancorporation	5	352
White Mountains Insurance Group Ltd	—	625
Wintrust Financial Corporation	7	532
Zurich American Corporation	10	414
		58,306
Consumer Discretionary 12.7%
Abercrombie & Fitch Co. - Class A (a)	19	292
Academy Sports & Outdoors, Inc.	10	429
Acushnet Holdings Corp.	4	176
Adtalem Global Education Inc. (a)	13	460
Airbnb, Inc. - Class A (a)	3	300
American Axle & Manufacturing Holdings, Inc. (a)	46	316
American Eagle Outfitters, Inc.	49	473
Asbury Automotive Group, Inc. (a)	3	525
AutoZone, Inc. (a)	—	1,039
Big Lots, Inc.	28	434
Bloomin' Brands, Inc.	20	370
Boyd Gaming Corporation (a)	5	260

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Bright Horizons Family Solutions, Inc. (a)	4	216
Brinker International, Inc. (a)	4	99
Brunswick Corporation	13	841
Burlington Stores, Inc. (a)	3	357
Caesars Entertainment, Inc. (a)	7	224
Caleres, Inc.	8	193
Carter's, Inc.	10	650
Century Communities, Inc.	4	175
Churchill Downs Incorporated	2	412
Columbia Sportswear Company	5	367
Cracker Barrel Old Country Store, Inc.	6	537
Dana Incorporated	38	430
Dave & Buster's Entertainment, Inc. (a)	7	205
Deckers Outdoor Corporation (a)	2	762
Designer Brands Inc. - Class A	32	497
Dillard's, Inc. - Class A	1	268
Domino's Pizza, Inc.	3	960
Doordash, Inc. - Class A (a)	4	202
Dorman Products, Inc. (a)	3	240
Draftkings Inc. - Class A (a)	1	21
ETSY, Inc. (a)	3	289
Five Below, Inc. (a)	2	277
Fossil Group, Inc. (a)	4	15
GameStop Corp. - Class A (a)	21	534
Genesco Inc. (a)	4	146
Gentex Corporation	37	891
Gentherm Incorporated (a)	4	219
G-III Apparel Group, Ltd. (a)	14	217
Gopro Inc. - Class A (a)	26	126
Graham Holdings Co., Ltd. - Class B	1	339
Grand Canyon Education, Inc. (a)	5	446
Group 1 Automotive, Inc.	5	689
Groupon, Inc. (a) (b)	4	29
Guess ?, Inc.	15	222
H & R Block, Inc.	23	978
Hanesbrands Inc.	89	622
Harley-Davidson, Inc.	29	1,027
Helen of Troy Limited (a)	3	289
Hilton Grand Vacations Inc. (a)	6	206
International Game Technology PLC	20	317
iRobot Corporation (a)	6	354
Jack in the Box Inc.	6	455
KB Home	20	520
Kontoor Brands, Inc.	6	212
Laureate Education, Inc. - Class A (a)	27	283
La-Z-Boy Incorporated	13	292
LCI Industries	4	408
Leggett & Platt, Incorporated	26	861
Levi Strauss & Co. - Class A	7	105
LGI Homes, Inc. (a)	2	167
Life Time Group Holdings, Inc. (a) (b)	2	16
Light & Wonder, Inc. (a)	7	314
Lithia Motors, Inc. - Class A	4	764
M.D.C. Holdings, Inc.	14	383
M/I Homes, Inc. (a)	8	280
Marriott Vacations Worldwide Corporation	5	653
Mattel, Inc. (a)	36	674
Meritage Homes Corporation (a)	8	580
Murphy USA Inc.	6	1,650
Norwegian Cruise Line Holdings Ltd. (a)	45	513
Ollie's Bargain Outlet Holdings, Inc. (a)	6	327
PENN Entertainment, Inc. (a)	13	346
Petco Health And Wellness Company, Inc. - Class A (a)	6	61
Polaris Inc.	10	963
Pool Corporation	1	438
Red Rock Resorts, Inc. - Class A	3	111
Sally Beauty Holdings, Inc. (a)	28	347
Seaworld Entertainment, Inc. (a)	1	37
Service Corporation International	11	641
Signet Jewelers Limited	10	556
Six Flags Operations Inc.	19	337
Skechers U.S.A., Inc. - Class A (a)	20	619
Sleep Number Corporation (a)	7	230
Sonic Automotive, Inc. - Class A	7	318
Steven Madden, Ltd.	12	321
Strategic Education, Inc.	3	205
Taylor Morrison Home II Corporation - Class A (a)	30	702
Tempur Sealy International, Inc.	15	372
Terminix Global Holdings, Inc. (a)	12	458
Texas Roadhouse, Inc. - Class A	7	582
The Buckle, Inc.	6	202
The Cheesecake Factory Incorporated	11	319
The Children's Place, Inc. (a)	1	28
The ODP Corporation (a)	14	492
The Wendy's Company	27	500
Thor Industries, Inc.	14	978
Toll Brothers, Inc.	6	250
TopBuild Corp. (a)	3	416
Topgolf Callaway Brands Corp. (a)	10	185
Travel + Leisure Co.	16	541
TRI Pointe Homes Holdings, Inc. (a)	38	581
Tupperware Brands Corporation (a)	19	126
Ulta Beauty, Inc. (a)	3	1,263
Under Armour, Inc. - Class A (a)	45	300
Urban Outfitters, Inc. (a)	22	434
Vail Resorts, Inc.	3	649
Victoria's Secret & Co. (a)	7	208
Vista Outdoor Inc. (a)	8	197
Visteon Corporation (a)	10	1,040
Williams-Sonoma, Inc.	7	835
Winnebago Industries, Inc.	5	274
Wolverine World Wide, Inc.	19	290
Wyndham Hotels & Resorts, Inc.	7	408
Wynn Resorts, Limited (a)	11	680
		49,259
Information Technology 11.6%
ACI Worldwide, Inc. (a)	14	302
Advanced Energy Industries, Inc.	4	280
Amkor Technology, Inc.	16	281
ANSYS, Inc. (a)	4	802
Arista Networks, Inc. (a)	7	773
Autodesk, Inc. (a)	6	1,050
Avaya Holdings Corp. (a) (b)	80	128
Belden Inc.	7	444
Benchmark Electronics, Inc.	5	130
Bentley Systems, Incorporated - Class B	7	220
Black Knight, Inc. (a)	7	446
Block, Inc. - Class A (a)	7	376
Broadridge Financial Solutions, Inc.	8	1,154
Cerence Inc. (a)	8	123
Ciena Corporation (a)	19	751
Cirrus Logic, Inc. (a)	11	761
Cognex Corporation	10	408
Coherent, Inc. (a)	9	321
CommScope Holding Company, Inc. (a)	79	730
Concentrix Corporation	3	377
Conduent Incorporated (a)	45	150
CSG Systems International, Inc.	5	261
Diodes Incorporated (a)	5	305
Dolby Laboratories, Inc. - Class A	7	488
Dropbox, Inc. - Class A (a)	23	483
Emersub CX, Inc. (a)	2	582
Entegris, Inc.	5	434
EPAM Systems, Inc. (a)	1	460
Euronet Worldwide, Inc. (a)	5	370
Fair Isaac Corporation (a)	1	543
First Solar, Inc. (a)	11	1,434
FleetCor Technologies, Inc. (a)	2	296
Fortinet, Inc. (a)	13	645
Gartner, Inc. (a)	2	542
Genpact Limited	20	883
GoDaddy Inc. - Class A (a)	9	637
Guidewire Software, Inc. (a)	4	240
Infinera Corporation (a) (b)	38	183
Informatica Inc. - Class A (a)	2	31
Insight Enterprises, Inc. (a)	7	554
InterDigital, Inc.	5	217
IPG Photonics Corporation (a)	4	340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Itron, Inc. (a)	7	312
Jack Henry & Associates, Inc.	5	936
Keysight Technologies, Inc. (a)	8	1,196
Knowles Corporation (a)	18	217
Littelfuse, Inc.	2	398
LiveRamp Holdings, Inc. (a)	13	235
Lumentum Holdings Inc. (a)	5	351
Manhattan Associates, Inc. (a)	3	363
MAXIMUS, Inc.	10	600
Methode Electronics, Inc.	5	198
MKS Instruments, Inc.	6	491
Monolithic Power Systems, Inc.	1	266
National Instruments Corporation	18	692
NCR Corporation (a)	28	537
NETGEAR, Inc. (a)	3	57
NetScout Systems, Inc. (a)	14	438
Osi Systems, Inc. (a)	3	234
Palantir Technologies Inc. - Class A (a)	24	193
Palo Alto Networks, Inc. (a)	5	879
Paysafe Limited (a) (b)	44	60
PC Connection, Inc. (a)	2	72
Pegasystems Inc.	3	99
Plexus Corp. (a)	4	343
Power Integrations, Inc.	3	215
Progress Software Corporation	6	271
PTC Inc. (a)	4	388
Pure Storage, Inc. - Class A (a)	14	385
Rackspace Technology, Inc. (a) (b)	9	39
RingCentral, Inc. - Class A (a)	4	158
Sabre Corporation (a)	105	540
Sanmina Corporation (a)	12	566
Semtech Corporation (a)	4	123
ServiceNow, Inc. (a)	2	577
Silicon Laboratories Inc. (a)	3	346
Snowflake Inc. - Class A (a)	2	292
SolarWinds Corporation (a)	5	35
Splunk Inc. (a)	6	448
SS&C Technologies Holdings, Inc.	18	853
Stratasys, Inc. (a)	11	156
Super Micro Computer, Inc. (a)	8	421
Synaptics Incorporated (a)	4	358
TD SYNNEX Corporation	5	437
Teledyne Technologies Incorporated (a)	3	888
Teradata Corporation (a)	19	592
Teradyne, Inc.	12	874
Trimble Inc. (a)	18	958
TTM Technologies, Inc. (a)	28	366
Twilio Inc. - Class A (a)	6	441
Tyler Technologies, Inc. (a)	1	340
Ubiquiti Inc. (b)	—	69
Unity Software Inc. (a)	3	111
VeriSign, Inc. (a)	4	624
ViaSat, Inc. (a)	13	389
Viavi Solutions Inc. (a)	23	298
Vishay Intertechnology, Inc.	29	507
Vontier Corporation	15	249
Wex, Inc. (a)	2	314
Wolfspeed, Inc. (a)	6	590
Workday, Inc. - Class A (a)	5	695
Xperi Holding Corporation	14	195
Zebra Technologies Corporation - Class A (a)	3	665
Zoom Video Communications, Inc. - Class A (a)	2	178
		45,053
Real Estate 10.2%
Acadia Realty Trust	16	196
Agree Realty Corporation	3	219
Alexander & Baldwin, Inc.	10	171
American Homes 4 Rent - Class A	17	554
Americold Realty Trust	20	483
Apartment Income REIT Corp.	16	634
Apple Hospitality REIT, Inc.	52	736
Brandywine Realty Trust	45	306
Brixmor Property Group Inc.	43	794
Camden Property Trust	7	796
CBL & Associates Properties, Inc. (b)	3	71
CoreCivic, Inc. (a)	29	255
Corporate Office Properties Trust	17	403
Cousins Properties Incorporated	20	468
Cubesmart, L.P.	12	477
Cushman & Wakefield PLC (a)	15	167
DiamondRock Alpharetta Tenant, LLC (a)	49	369
DigitalBridge Group, Inc. - Class A (a)	31	384
Diversified Healthcare Trust	15	14
Douglas Elliman Inc.	3	14
Douglas Emmett, Inc.	23	406
EastGroup Properties, Inc.	2	254
Empire State Realty Trust, Inc. - Class A	39	259
EPR Properties	13	456
Equity Commonwealth (a)	16	399
Equity Lifestyle Properties, Inc.	7	463
Extra Space Storage Inc.	5	909
Federal Realty Investment Trust	7	633
First Industrial Realty Trust, Inc.	8	347
Gaming and Leisure Properties, Inc.	19	840
Global Net Lease, Inc.	21	222
Healthcare Trust of America, Inc. - Class A	37	771
Highwoods Properties, Inc.	17	470
Hudson Pacific Properties, Inc.	33	356
InvenTrust Properties Corp.	8	174
Invitation Homes Inc.	36	1,221
JBG Smith Properties	22	404
Kennedy-Wilson Holdings, Inc.	12	193
Kilroy Realty Corporation	15	611
Kimco Realty Corporation	58	1,073
Kite Realty Naperville, LLC	25	426
Lamar Advertising Company - Class A	7	615
Life Storage Inc.	5	523
LXP Industrial Trust	33	301
Medical Properties Trust, Inc.	60	713
National Health Investors, Inc.	6	331
National Retail Properties, Inc.	18	701
Office Properties Income Trust	9	130
Omega Healthcare Investors, Inc.	33	984
OUTFRONT Media Inc.	26	388
Paramount Group, Inc.	57	353
Pebblebrook Hotel Trust	27	395
Phillips Edison & Company, Inc.	9	247
Physicians Realty Trust	28	419
Piedmont Office Realty Trust, Inc. - Class A	25	264
PotlatchDeltic Corporation	7	305
Rayonier Inc.	14	410
Realogy Holdings Corp. (a)	46	370
Regency Centers Corporation	18	958
Retail Opportunity Investments Corp.	16	219
Rexford Industrial Realty, Inc.	6	294
RLJ III-EM Columbus Lessee, LLC	45	455
Ryman Hospitality Properties, Inc.	4	316
Sabra Health Care REIT, Inc.	47	613
SBA Communications Corporation	1	362
Service Properties Trust	47	242
SITE Centers Corp.	31	332
SL Green Realty Corp. (b)	19	766
Spirit Realty Capital, Inc.	15	528
STAG Industrial, Inc.	12	349
Store Capital Corporation	24	762
Sun Communities, Inc.	6	816
Sunstone Hotel Investors, Inc. (a)	52	488
Tanger Factory Outlet Centers, Inc.	19	265
The GEO Group, Inc. (a)	20	158
The Howard Hughes Corporation (a)	4	234
The Macerich Company	59	470
UDR, Inc.	20	826
Uniti Group Inc.	49	341
Urban Edge Properties	17	233
Veris Residential, Inc. (a)	17	196
VICI Properties Inc.	51	1,516
W.P. Carey Inc.	16	1,141
Washington Real Estate Investment Trust	15	262
Xenia Hotels & Resorts, Inc. (a)	18	249

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Zillow Group, Inc. - Class C (a)	16	447
		39,685
Health Care 8.7%
ABIOMED, Inc. (a)	1	307
Acadia Healthcare Company, Inc. (a)	8	658
Align Technology, Inc. (a)	2	490
Allscripts Healthcare Solutions, Inc. (a)	29	436
Alnylam Pharmaceuticals, Inc. (a)	3	561
Amedisys, Inc. (a)	2	239
AMN Healthcare Services, Inc. (a)	4	394
Avantor, Inc. (a)	12	228
Azenta, Inc.	4	155
BioMarin Pharmaceutical Inc. (a)	12	984
Bio-Rad Laboratories, Inc. - Class A (a)	2	677
Bio-Techne Corporation	1	274
Bluebird Bio, Inc. (a)	4	28
Brookdale Senior Living Inc. (a)	57	245
Bruker Corporation	7	362
Catalent, Inc. (a)	5	373
Change Healthcare Inc. (a)	28	770
Charles River Laboratories International, Inc. (a)	2	338
Chemed Corporation	1	527
Community Health Systems, Inc. (a)	41	89
Coronado Topco, Inc. (a)	1	76
Covetrus, Inc. (a)	24	504
DexCom, Inc. (a)	4	336
Elanco Animal Health Incorporated (a)	48	591
Emergent BioSolutions Inc. (a)	10	217
Encompass Health Corporation	12	559
Enhabit Inc. (a)	5	65
Enovis Corporation (a)	5	252
Envista Holdings Corporation (a)	23	753
Exact Sciences Corporation (a)	7	220
Exelixis, Inc. (a)	26	409
Globus Medical, Inc. - Class A (a)	4	252
Haemonetics Corporation (a)	6	434
Hologic, Inc. (a)	18	1,155
Horizon Therapeutics Public Limited Company (a)	7	421
ICU Medical, Inc. (a)	2	284
IDEXX Laboratories, Inc. (a)	2	489
Incyte Corporation (a)	16	1,095
Integer Holdings Corporation (a)	4	256
Integra LifeSciences Holdings Corporation (a)	5	205
Ionis Pharmaceuticals, Inc. (a)	11	501
LHC Group, Inc. (a)	3	425
LivaNova PLC (a)	5	229
Masimo Corporation (a)	2	316
Mednax, Inc. (a)	18	305
Mettler-Toledo International Inc. (a)	1	1,038
Moderna, Inc. (a)	3	357
Molina Healthcare, Inc. (a)	5	1,584
Multiplan Corporation - Class A (a) (b)	45	130
Myriad Genetics, Inc. (a)	12	234
Nektar Therapeutics (a)	57	183
NuVasive, Inc. (a)	6	255
OPKO Health, Inc. (a)	69	130
Owens & Minor, Inc.	17	404
Patterson Companies, Inc.	21	514
PerkinElmer, Inc.	6	698
Premier Healthcare Solutions, Inc. - Class A	15	499
ResMed Inc.	5	1,104
Roivant Sciences Ltd. (a) (b)	12	40
Royalty Pharma PLC - Class A	10	417
Sage Therapeutics Inc. (a)	7	258
Sarepta Therapeutics, Inc. (a)	4	469
Seagen Inc. (a)	4	555
Select Medical Holdings Corporation	14	316
Steris Limited	5	890
Syneos Health, Inc. - Class A (a)	9	421
Teladoc Health, Inc. (a)	20	510
Teleflex Incorporated	3	599
Tenet Healthcare Corporation (a)	11	556
The Cooper Companies, Inc.	3	723
United Therapeutics Corporation (a)	7	1,379
Veeva Systems Inc. - Class A (a)	2	351
West Pharmaceutical Services, Inc.	2	458
		33,556
Materials 6.7%
Albemarle Corporation	6	1,544
AptarGroup, Inc.	7	647
Arconic Corporation (a)	28	474
Ardagh Group S.A. - Class A (d)	—	9
Ashland Global Holdings Inc.	8	778
ATI Inc. (a)	17	463
Avery Dennison Corporation	7	1,153
Avient Corporation	11	326
Axalta Coating Systems Ltd. (a)	25	536
Ball Corporation	20	942
Berry Global Group, Inc. (a)	15	686
Cabot Corporation	9	548
Carpenter Technology Corporation	12	377
Cleveland-Cliffs Inc. (a)	14	184
Commercial Metals Company	23	807
Compass Minerals International, Inc.	7	278
Crown Holdings, Inc.	9	707
Eagle Materials Inc.	4	457
Ecovyst Inc. (a)	11	92
Element Solutions Inc.	19	316
FMC Corporation	10	1,026
Graphic Packaging Holding Company	53	1,054
Greif, Inc. - Class A	6	366
H.B. Fuller Company	7	417
Hecla Mining Company	58	228
Huntsman Corporation	37	913
Innospec Inc.	3	283
Kaiser Aluminum Corporation	4	257
Louisiana-Pacific Corporation	10	524
MATIV Holdings, Inc.	7	157
Minerals Technologies Inc.	4	212
NewMarket Corporation	1	350
O-I Glass, Inc. (a)	36	472
Olin Corporation	16	700
Quaker Chemical Corporation	1	175
Reynolds Group Holdings Limited	1	13
Royal Gold, Inc.	4	376
RPM International Inc.	13	1,100
Schnitzer Steel Industries, Inc. - Class A	8	231
Sealed Air Corporation	21	919
Sensient Technologies Corporation	5	371
Silgan Holdings Inc.	11	474
Sonoco Products Company	17	952
Stepan Company	2	219
Summit Materials, Inc. - Class A (a)	13	306
Sylvamo Corporation	11	356
The Chemours Company	29	714
The Scotts Miracle-Gro Company	6	236
Trinseo Public Limited Company	13	242
Tronox Holdings PLC	5	64
Warrior Met Coal, Inc.	24	676
Worthington Industries, Inc.	8	294
		26,001
Energy 5.8%
Antero Midstream Corporation	23	215
Antero Resources Corporation (a)	40	1,218
Apa Corp.	27	920
Arch Resources, Inc. - Class A	3	327
Archrock, Inc.	29	188
Callon Petroleum Company (a)	2	61
ChampionX Corporation	14	266
Cheniere Energy, Inc.	6	1,011
Chord Energy Corporation	3	471
CNX Resources Corporation (a)	43	671
Coterra Energy Inc.	53	1,391
CVR Energy, Inc.	10	296
Delek US Holdings, Inc. (a)	33	907
Devon Energy Corporation	27	1,652
Diamondback Energy, Inc.	6	772
Dril-Quip, Inc. (a)	9	184

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
DT Midstream, Inc.	6	328
EQT Corporation	40	1,611
Equitrans Midstream Corporation	83	622
Green Plains Inc. (a)	11	307
Helmerich & Payne, Inc.	31	1,131
Kosmos Energy Ltd. (a)	56	292
Magnolia Oil & Gas Corporation - Class A	3	53
Matador Resources Company	5	268
Murphy Oil Corporation	36	1,278
Nabors Industries Ltd (a)	3	264
Oceaneering International, Inc. (a)	31	244
Ovintiv Canada ULC	19	880
Patterson-UTI Energy, Inc.	54	634
PDC Energy, Inc.	7	427
Peabody Energy Corporation (a)	28	684
Permian Resources Corporation - Class A (a)	45	306
Range Resources Corporation	14	365
RPC, Inc.	12	81
SM Energy Company	13	487
Southwestern Energy Company (a)	24	145
TechnipFMC PLC	106	898
Valaris Limited (a)	6	315
Weatherford International Public Limited Company (a)	6	203
		22,373
Consumer Staples 4.1%
B&G Foods, Inc.	17	275
Bellring Intermediate Holdings, Inc. (a)	5	107
Brown-Forman Corporation - Class B	16	1,041
Cal-Maine Foods, Inc.	7	369
Casey's General Stores, Inc.	6	1,263
Central Garden & Pet Company - Class A (a)	6	218
Coty Inc. - Class A (a)	47	300
Darling Ingredients Inc. (a)	11	738
Del Monte Fresh Produce Company	5	110
Edgewell Personal Care Colombia S A S	14	535
Flowers Foods, Inc.	29	717
Herbalife Nutrition Ltd. (a)	10	205
Ingles Markets, Incorporated - Class A	3	267
J & J Snack Foods Corp.	2	201
Lamb Weston Holdings, Inc.	8	648
Lancaster Colony Corporation	2	365
McCormick & Company, Incorporated	16	1,145
National Beverage Corp. (a)	2	83
Nomad Foods Limited (a)	22	312
Nu Skin Enterprises, Inc. - Class A	15	495
Performance Food Group Company (a)	29	1,229
Post Holdings, Inc. (a)	8	688
PriceSmart, Inc.	4	217
Reynolds Consumer Products Inc.	3	72
Rite Aid Corporation (a) (b)	15	76
Seaboard Corporation	—	71
Spartannash Company	7	208
Spectrum Brands Holdings, Inc.	8	311
Sprouts Farmers Market, Inc. (a)	33	908
The Andersons, Inc.	8	254
The Boston Beer Company, Inc. - Class A (a)	1	259
The Hain Celestial Group, Inc. (a)	15	254
Treehouse Foods, Inc. (a)	15	621
United Natural Foods, Inc. (a)	16	540
Universal Corporation	4	186
USANA Health Sciences, Inc. (a)	2	129
Vector Group Ltd.	20	177
Weis Markets, Inc.	2	169
		15,763
Communication Services 3.1%
Advantage Solutions, Inc. - Class A (a)	9	18
AMC Entertainment Holdings, Inc. - Class A (a) (b)	18	124
AMC Networks, Inc. - Class A (a)	11	221
Angi Inc. - Class A (a)	2	5
Bumble Inc. - Class A (a)	5	113
Cable One, Inc.	—	252
Cinemark Holdings, Inc. (a)	32	393
Clear Channel Outdoor Holdings, Inc. (a)	75	103
EchoStar Corporation - Class A (a)	11	175
Frontier Communications Parent, Inc. (a)	10	225
Gray Television, Inc.	17	240
IAC Inc. (a)	5	288
iHeartMedia, Inc. - Class A (a)	21	157
John Wiley & Sons, Inc. - Class A	7	259
Liberty Broadband Corporation - Series C (a)	7	552
Liberty Latin America Ltd. - Class C (a)	39	239
Liberty Media Corporation - Series C (a)	12	720
Lions Gate Entertainment Corp. - Class A (a)	36	264
Live Nation Entertainment, Inc. (a)	3	212
Madison Square Garden Entertainment Corp. - Class A (a)	5	200
Madison Square Garden Entertainment Corp. - Class A (a)	—	56
Match Group, Inc. (a)	6	292
Nexstar Media Group, Inc. - Class A	4	740
Pinterest, Inc. - Class A (a)	21	484
Roku Inc. - Class A (a)	2	117
Scholastic Corporation	4	112
Sinclair Broadcast Group, Inc. - Class A	13	233
Snap Inc. - Class A (a)	31	307
Take-Two Interactive Software, Inc. (a)	9	1,007
Tegna Inc.	32	652
Telephone and Data Systems, Inc.	30	418
The Interpublic Group of Companies, Inc.	46	1,169
The New York Times Company - Class A	11	319
TripAdvisor, Inc. (a)	19	417
United States Cellular Corporation (a)	4	96
Yelp Inc. (a)	15	512
Ziff Davis, Inc. (a)	5	340
		12,031
Utilities 3.1%
ALLETE, Inc.	9	446
Atmos Energy Corporation	14	1,466
Avista Corporation	13	482
Black Hills Corporation	9	633
Clearway Energy, Inc. - Class C	10	316
Essential Utilities, Inc.	17	712
Hawaiian Electric Industries, Inc.	13	446
IDACORP, Inc.	6	620
National Fuel Gas Company	10	636
New Jersey Resources Corporation	13	520
NorthWestern Corporation	10	475
OGE Energy Corp.	33	1,198
One Gas, Inc.	8	554
Ormat Technologies, Inc. (b)	4	329
PNM Resources, Inc.	12	543
Portland General Electric Company	16	696
South Jersey Industries, Inc.	17	562
Southwest Gas Holdings, Inc.	10	707
Spire Inc.	9	575
		11,916
Total Common Stocks (cost $414,463)		384,387
PREFERRED STOCKS 0.0%
Communication Services 0.0%
AMC Entertainment Holdings, Inc. (a) (e)	21	57
Total Preferred Stocks (cost $147)		57
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (c) (f)	1,656	1,656
Total Short Term Investments (cost $1,656)		1,656
Total Investments 99.7% (cost $416,266)		386,100
Other Derivative Instruments(0.0)%		(12)
Other Assets and Liabilities, Net 0.3%		1,035
Total Net Assets 100.0%		387,123

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/RAFI Fundamental U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	420	36	37	33	(12)	(141)	266	0.1
Jackson Financial Inc. - Class A	—	486	—	7	—	(96)	390	0.1
	420	522	37	40	(12)	(237)	656	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	3	December 2022	249	(2)	1
S&P Midcap 400 Index	6	December 2022	1,382	(10)	(57)
				(12)	(56)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	384,378	—	9	384,387
Preferred Stocks	57	—	—	57
Short Term Investments	1,656	—	—	1,656
	386,091	—	9	386,100
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(57)	—	—	(57)
	(57)	—	—	(57)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Health Care 17.3%
AbbVie Inc.	93	12,543
Acadia Healthcare Company, Inc. (a)	4	352
Align Technology, Inc. (a)	2	340
Alnylam Pharmaceuticals, Inc. (a)	6	1,203
AmerisourceBergen Corporation	8	1,131
Amgen Inc.	82	18,495
AMN Healthcare Services, Inc. (a)	5	564
Baxter International Inc.	54	2,899
Becton, Dickinson and Company	19	4,127
Biogen Inc. (a)	10	2,648
BioMarin Pharmaceutical Inc. (a)	9	785
Bio-Rad Laboratories, Inc. - Class A (a)	1	626
Boston Scientific Corporation (a)	51	1,968
Bristol-Myers Squibb Company	204	14,489
Brookdale Senior Living Inc. (a)	57	243
Bruker Corporation	7	374
Cardinal Health, Inc.	100	6,651
Centene Corporation (a)	18	1,404
Change Healthcare Inc. (a)	13	349
Chemed Corporation	3	1,239
Cigna Corporation	10	2,724
CVS Health Corporation	214	20,365
Danaher Corporation	19	5,023
DaVita Inc. (a)	31	2,549
Dentsply Sirona Inc.	18	512
Elevance Health, Inc.	19	8,450
Eli Lilly and Company	72	23,393
Encompass Health Corporation	17	788
Envista Holdings Corporation (a)	8	270
Exelixis, Inc. (a)	16	256
Gilead Sciences, Inc.	312	19,278
Haemonetics Corporation (a)	5	403
HCA Healthcare, Inc.	17	3,043
Henry Schein, Inc. (a)	13	863
Hologic, Inc. (a)	37	2,398
Humana Inc.	8	3,642
IDEXX Laboratories, Inc. (a)	1	290
Incyte Corporation (a)	14	910
Ionis Pharmaceuticals, Inc. (a)	6	274
Johnson & Johnson	268	43,761
Laboratory Corporation of America Holdings	3	612
LHC Group, Inc. (a)	3	445
Masimo Corporation (a)	4	565
McKesson Corporation	40	13,511
Mednax, Inc. (a)	22	359
Merck & Co., Inc.	442	38,101
Mettler-Toledo International Inc. (a)	1	1,108
Moderna, Inc. (a)	2	189
Molina Healthcare, Inc. (a)	9	2,817
Myriad Genetics, Inc. (a)	21	408
Organon & Co.	64	1,491
Owens & Minor, Inc.	30	729
Patterson Companies, Inc.	26	615
Pfizer Inc.	669	29,292
Premier Healthcare Solutions, Inc. - Class A	23	769
Quest Diagnostics Incorporated	11	1,392
Regeneron Pharmaceuticals, Inc. (a)	7	4,982
ResMed Inc.	10	2,156
Royalty Pharma PLC - Class A	26	1,049
Sarepta Therapeutics, Inc. (a)	4	482
Seagen Inc. (a)	7	967
Select Medical Holdings Corporation	11	238
Steris Limited	10	1,642
Teleflex Incorporated	3	520
Tenet Healthcare Corporation (a)	50	2,591
The Cooper Companies, Inc.	3	756
Thermo Fisher Scientific Inc.	13	6,405
United Therapeutics Corporation (a)	17	3,509
UnitedHealth Group Incorporated	30	15,095
Universal Health Services, Inc. - Class B	3	283
Vertex Pharmaceuticals Incorporated (a)	8	2,390
Viatris Inc.	100	849
Waters Corporation (a)	4	1,025
West Pharmaceutical Services, Inc.	2	570
Zoetis Inc. - Class A	8	1,183
		350,717
Consumer Staples 15.5%
Altria Group, Inc.	354	14,285
Archer-Daniels-Midland Company	141	11,309
B&G Foods, Inc.	22	360
Brown-Forman Corporation - Class B	38	2,530
Bunge Limited	66	5,487
Cal-Maine Foods, Inc.	18	977
Campbell Soup Company	24	1,114
Casey's General Stores, Inc.	12	2,335
Central Garden & Pet Company - Class A (a)	9	313
Church & Dwight Co., Inc.	30	2,153
Colgate-Palmolive Company	110	7,702
Conagra Brands, Inc.	52	1,713
Constellation Brands, Inc. - Class A	12	2,812
Costco Wholesale Corporation	41	19,280
Del Monte Fresh Produce Company	4	95
Edgewell Personal Care Colombia S A S	16	615
Flowers Foods, Inc.	55	1,352
General Mills, Inc.	76	5,828
Herbalife Nutrition Ltd. (a)	18	349
Hormel Foods Corporation	29	1,326
Ingles Markets, Incorporated - Class A	4	289
Ingredion Incorporated	14	1,121
Kellogg Company	44	3,092
Keurig Dr Pepper Inc.	72	2,583
Kimberly-Clark Corporation	48	5,440
Kraft Foods Group, Inc.	146	4,877
Lamb Weston Holdings, Inc.	20	1,559
Lancaster Colony Corporation	4	541
McCormick & Company, Incorporated	31	2,233
Molson Coors Beverage Company - Class B	52	2,476
Mondelez International, Inc. - Class A	143	7,834
Monster Beverage 1990 Corporation (a)	16	1,412
National Beverage Corp. (a)	5	208
Nomad Foods Limited (a)	25	350
Nu Skin Enterprises, Inc. - Class A	19	623
PepsiCo, Inc.	193	31,508
Performance Food Group Company (a)	28	1,189
Philip Morris International Inc.	235	19,513
Post Holdings, Inc. (a)	16	1,322
PriceSmart, Inc.	4	233
Spartannash Company	15	423
Sprouts Farmers Market, Inc. (a)	71	1,974
Sysco Corporation	59	4,165
The Andersons, Inc.	13	394
The Boston Beer Company, Inc. - Class A (a)	1	417
The Clorox Company	11	1,436
The Coca-Cola Company	506	28,364
The Estee Lauder Companies Inc. - Class A	5	1,053
The Hain Celestial Group, Inc. (a)	15	254
The Hershey Company	14	3,095
The J. M. Smucker Company	15	2,097
The Kroger Co.	240	10,522
The Procter & Gamble Company	239	30,231
Treehouse Foods, Inc. (a)	15	641
Tyson Foods, Inc. - Class A	75	4,962
United Natural Foods, Inc. (a)	21	711
Universal Corporation	6	276
US Foods Holding Corp. (a)	25	649
USANA Health Sciences, Inc. (a)	3	184
Vector Group Ltd.	33	288
Walgreens Boots Alliance, Inc.	279	8,766
Walmart Inc.	322	41,759
Weis Markets, Inc.	4	265
		313,264
Information Technology 13.0%
Accenture Public Limited Company - Class A	23	5,905
Advanced Micro Devices, Inc. (a)	52	3,285
Akamai Technologies, Inc. (a)	7	530

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Amdocs Limited	18	1,436
Amkor Technology, Inc.	17	295
Amphenol Corporation - Class A	19	1,278
ANSYS, Inc. (a)	4	877
Apple Inc.	299	41,381
Applied Materials, Inc.	54	4,423
Arista Networks, Inc. (a)	12	1,305
Arrow Electronics, Inc. (a)	14	1,328
Autodesk, Inc. (a)	2	297
Automatic Data Processing, Inc.	31	6,973
Avnet, Inc.	36	1,287
Belden Inc.	8	501
Black Knight, Inc. (a)	15	985
Broadcom Inc.	22	9,655
Broadridge Financial Solutions, Inc.	19	2,754
Cadence Design Systems, Inc. (a)	9	1,425
CDW Corp.	7	1,140
Ciena Corporation (a)	8	314
Cirrus Logic, Inc. (a)	9	598
Cisco Systems, Inc.	450	18,001
Conduent Incorporated (a)	57	190
Corning Incorporated	198	5,735
CSG Systems International, Inc.	7	392
Dell Technologies Inc. - Class C	4	124
Dolby Laboratories, Inc. - Class A	8	503
DXC Technology Company (a)	32	777
F5, Inc. (a)	3	372
Fair Isaac Corporation (a)	3	1,091
First Solar, Inc. (a)	5	625
Fiserv, Inc. (a)	19	1,769
Flex Ltd. (a)	33	558
Fortinet, Inc. (a)	12	597
Gartner, Inc. (a)	2	486
Genpact Limited	46	2,008
GoDaddy Inc. - Class A (a)	8	597
Hewlett Packard Enterprise Company	415	4,973
HP, Inc.	193	4,807
Insight Enterprises, Inc. (a)	8	648
International Business Machines Corporation	196	23,315
Intuit Inc.	4	1,360
Jabil Inc.	20	1,145
Jack Henry & Associates, Inc.	15	2,786
Juniper Networks, Inc.	130	3,394
KLA Corporation	12	3,503
Kyndryl Holdings, Inc. (a)	79	649
Lam Research Corporation	6	2,065
Littelfuse, Inc.	1	252
Lumentum Holdings Inc. (a)	3	240
Manhattan Associates, Inc. (a)	3	423
MasterCard Incorporated - Class A	44	12,420
MAXIMUS, Inc.	14	833
Monolithic Power Systems, Inc.	2	814
Motorola Solutions, Inc.	24	5,316
National Instruments Corporation	16	595
NCR Corporation (a)	22	426
NetApp, Inc.	14	892
NetScout Systems, Inc. (a)	20	642
NortonLifelock Inc.	99	1,998
NVIDIA Corporation	11	1,384
On Semiconductor Corporation (a)	15	965
Oracle Corporation	296	18,074
Palo Alto Networks, Inc. (a)	14	2,328
Paychex, Inc.	32	3,595
Plexus Corp. (a)	4	390
PTC Inc. (a)	5	555
Pure Storage, Inc. - Class A (a)	14	397
Qualcomm Incorporated	113	12,782
Roper Technologies, Inc.	1	283
Sanmina Corporation (a)	18	826
Seagate Technology Holdings Public Limited Company	20	1,056
Skyworks Solutions, Inc.	11	907
Splunk Inc. (a)	8	628
Super Micro Computer, Inc. (a)	8	444
Synaptics Incorporated (a)	5	518
Synopsys, Inc. (a)	5	1,500
Teledyne Technologies Incorporated (a)	4	1,426
Teradata Corporation (a)	20	608
Teradyne, Inc.	12	929
Texas Instruments Incorporated	44	6,784
The Western Union Company	61	830
Tyler Technologies, Inc. (a)	1	365
VeriSign, Inc. (a)	3	543
Visa Inc. - Class A	39	6,932
Vishay Intertechnology, Inc.	36	648
VMware, Inc. - Class A (a)	7	714
Western Digital Corporation (a)	25	826
Wex, Inc. (a)	2	276
Wolfspeed, Inc. (a)	6	638
Xerox Holdings Corporation	29	385
		263,829
Consumer Discretionary 12.1%
Abercrombie & Fitch Co. - Class A (a)	33	508
Academy Sports & Outdoors, Inc.	8	325
Adient Public Limited Company (a)	26	723
Adtalem Global Education Inc. (a)	16	599
Advance Auto Parts, Inc.	3	524
American Axle & Manufacturing Holdings, Inc. (a)	64	436
American Eagle Outfitters, Inc.	87	845
Aramark	8	255
Asbury Automotive Group, Inc. (a)	9	1,332
AutoNation, Inc. (a)	13	1,348
AutoZone, Inc. (a)	3	5,779
Bath & Body Works, Inc.	23	766
Bed Bath & Beyond Inc. (a) (b)	82	501
Best Buy Co., Inc.	56	3,532
Big Lots, Inc. (b)	10	158
Bloomin' Brands, Inc.	20	366
Booking Holdings Inc. (a)	2	3,791
BorgWarner Inc.	17	530
Bright Horizons Family Solutions, Inc. (a)	3	199
Brunswick Corporation	13	862
Carnival Corporation (a)	69	482
Carter's, Inc.	21	1,372
Chipotle Mexican Grill, Inc. (a)	2	2,311
Churchill Downs Incorporated	4	784
Cracker Barrel Old Country Store, Inc.	11	1,033
Dana Incorporated	53	611
Darden Restaurants, Inc.	7	873
Dave & Buster's Entertainment, Inc. (a)	8	241
Deckers Outdoor Corporation (a)	1	406
Designer Brands Inc. - Class A	50	762
Dick's Sporting Goods, Inc.	16	1,674
Dillard's, Inc. - Class A	3	700
Dollar General Corporation	28	6,765
Dollar Tree, Inc. (a)	21	2,901
Domino's Pizza, Inc.	7	2,233
Dorman Products, Inc. (a)	3	284
eBay Inc.	143	5,276
Foot Locker, Inc.	51	1,583
Ford Motor Company	1,107	12,400
General Motors Company	283	9,066
Genesco Inc. (a)	2	79
Gentex Corporation	44	1,038
Genuine Parts Company	8	1,257
G-III Apparel Group, Ltd. (a)	15	227
Graham Holdings Co., Ltd. - Class B	1	400
Grand Canyon Education, Inc. (a)	7	557
Group 1 Automotive, Inc.	7	994
Guess ?, Inc.	20	289
H & R Block, Inc.	72	3,057
Hanesbrands Inc.	85	592
Harley-Davidson, Inc.	19	646
Hasbro, Inc.	2	138
Helen of Troy Limited (a)	2	150
Hilton Grand Vacations Inc. (a)	13	429
Hilton Worldwide Holdings Inc.	11	1,363
International Game Technology PLC	31	497
Jack in the Box Inc.	14	1,008

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Kohl's Corporation	55	1,385
Kontoor Brands, Inc.	12	416
Las Vegas Sands Corp. (a)	53	2,004
La-Z-Boy Incorporated	18	404
LCI Industries	2	211
Lear Corporation	12	1,474
Leggett & Platt, Incorporated	25	825
Lithia Motors, Inc. - Class A	2	516
LKQ Corporation	9	418
Lowe`s Companies, Inc.	76	14,231
M.D.C. Holdings, Inc.	12	334
Macy's, Inc.	152	2,388
Marriott International, Inc. - Class A	21	2,918
Mattel, Inc. (a)	18	346
McDonald's Corporation	90	20,700
Meritage Homes Corporation (a)	5	362
Murphy USA Inc.	14	3,828
Newell Brands Inc.	10	133
Nike, Inc. - Class B	19	1,621
Nordstrom, Inc. (b)	32	531
NVR, Inc. (a)	—	427
O'Reilly Automotive, Inc. (a)	10	6,808
Penske Automotive Group, Inc.	8	820
Polaris Inc.	3	267
Pool Corporation	5	1,460
PulteGroup, Inc.	21	802
PVH Corp.	3	112
Qurate Retail, Inc. - Series A (a)	239	480
Ralph Lauren Corporation - Class A	7	557
Ross Stores, Inc.	4	335
Sally Beauty Holdings, Inc. (a)	66	837
Service Corporation International	29	1,668
Signet Jewelers Limited	21	1,229
Sonic Automotive, Inc. - Class A	10	427
Starbucks Corporation	15	1,290
Steven Madden, Ltd.	18	470
Target Corporation	135	19,998
Taylor Morrison Home II Corporation - Class A (a)	31	733
Tempur Sealy International, Inc.	16	383
Terminix Global Holdings, Inc. (a)	13	497
Tesla Inc. (a)	81	21,417
Texas Roadhouse, Inc. - Class A	7	652
The Buckle, Inc.	20	627
The Cheesecake Factory Incorporated (b)	14	422
The Gap, Inc.	121	991
The Goodyear Tire & Rubber Company (a)	111	1,116
The Home Depot, Inc.	53	14,595
The ODP Corporation (a)	17	585
The TJX Companies, Inc.	20	1,229
The Wendy's Company	89	1,661
Thor Industries, Inc.	11	743
Toll Brothers, Inc.	14	568
TopBuild Corp. (a)	2	287
Tractor Supply Company	9	1,702
TRI Pointe Homes Holdings, Inc. (a)	42	634
Ulta Beauty, Inc. (a)	6	2,564
Urban Outfitters, Inc. (a)	27	536
V.F. Corporation	20	592
Vail Resorts, Inc.	6	1,192
Vista Outdoor Inc. (a)	9	222
Visteon Corporation (a)	9	910
Whirlpool Corporation	10	1,305
Williams-Sonoma, Inc.	24	2,810
Wyndham Hotels & Resorts, Inc.	14	837
Yum! Brands, Inc.	35	3,743
		244,442
Industrials 10.4%
3M Company	61	6,747
A. O. Smith Corporation	22	1,049
AAR Corp. (a)	10	353
ABM Industries Incorporated	17	660
Acuity Brands, Inc.	6	997
AECOM	23	1,594
Aerojet Rocketdyne Holdings, Inc. (a)	13	505
AGCO Corporation	7	657
Allison Systems, Inc.	31	1,054
AMERCO (a)	1	650
American Airlines Group Inc. (a)	112	1,354
Apogee Enterprises, Inc.	8	310
Applied Industrial Technologies, Inc.	3	334
Arcbest Corporation	3	225
Arcosa, Inc.	9	506
Armstrong World Industries, Inc.	4	351
ASGN Incorporated (a)	3	232
Atlas Air Worldwide Holdings, Inc. (a)	9	856
Avis Budget Group, Inc. (a)	36	5,407
Boise Cascade Company	12	706
Booz Allen Hamilton Holding Corporation - Class A	35	3,257
Builders FirstSource, Inc. (a)	8	455
BWXT Government Group, Inc.	22	1,094
C.H. Robinson Worldwide, Inc.	34	3,245
Caci International Inc. - Class A (a)	6	1,562
Carlisle Companies Incorporated	2	476
Carrier Global Corporation	17	613
Caterpillar Inc.	20	3,350
Cintas Corporation	5	1,911
Clean Harbors, Inc. (a)	3	277
Comfort Systems USA, Inc.	3	307
Copart, Inc. (a)	12	1,300
CSX Corporation	189	5,023
Cummins Inc.	14	2,919
Curtiss-Wright Corporation	8	1,050
Delta Air Lines, Inc. (a)	5	143
Deluxe Corporation	11	186
Donaldson Company, Inc.	16	795
Dun & Bradstreet Holdings, Inc.	17	209
Dycom Industries, Inc. (a)	3	298
Emerson Electric Co.	34	2,507
Encore Wire Corporation	5	610
Equifax Inc.	6	1,005
Expeditors International of Washington, Inc.	18	1,595
Fastenal Company	43	1,986
Fluor Corporation (a)	51	1,274
Franklin Electric Co., Inc.	5	397
FTI Consulting, Inc. (a)	11	1,791
GATX Corporation	10	825
Generac Holdings Inc. (a)	4	736
General Dynamics Corporation	8	1,641
General Electric Company	77	4,765
GMS Inc. (a)	8	334
Graco Inc.	11	656
Granite Construction Incorporated	16	405
Hawaiian Holdings, Inc. (a)	32	423
Healthcare Services Group, Inc.	35	422
HEICO Corporation	5	755
Hexcel Corporation	21	1,091
Hillenbrand, Inc.	8	278
HNI Corporation	7	177
Howmet Aerospace Inc.	34	1,064
Hub Group, Inc. - Class A (a)	10	723
Hubbell Incorporated	5	1,042
Huntington Ingalls Industries, Inc.	3	596
IDEX Corporation	8	1,539
Illinois Tool Works Inc.	26	4,609
Insperity, Inc.	4	436
ITT Inc.	8	502
J. B. Hunt Transport Services, Inc.	7	1,116
Jacobs Solutions Inc.	5	576
JetBlue Airways Corporation (a)	62	411
KAR Auction Services, Inc. (a)	30	332
KBR, Inc.	33	1,442
Knight-Swift Transportation Holdings Inc. - Class A	37	1,790
L3Harris Technologies, Inc.	19	3,911
Landstar System, Inc.	9	1,291
Leidos Holdings, Inc.	12	1,007
Lennox International Inc.	6	1,381
Lincoln Electric Holdings, Inc.	11	1,366
Lockheed Martin Corporation	38	14,774
ManpowerGroup Inc.	15	960

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Masco Corporation	17	798
Matson Intermodal - Paragon, Inc.	3	206
MDU Resources Group, Inc.	41	1,128
Millerknoll, Inc.	16	254
Moog Inc. - Class A	7	481
MSC Industrial Direct Co., Inc. - Class A	16	1,156
Mueller Industries, Inc.	15	892
Nielsen Holdings PLC	23	625
Nordson Corporation	6	1,267
Norfolk Southern Corporation	8	1,588
Northrop Grumman Corporation	18	8,600
Now, Inc. (a)	29	286
Nvent Electric Public Limited Company	8	258
Old Dominion Freight Line, Inc.	3	812
Oshkosh Corporation	14	966
Otis Worldwide Corporation	16	1,045
Owens Corning	6	444
PACCAR Inc	10	858
Parker-Hannifin Corporation	4	999
Pentair Public Limited Company	23	947
Pitney Bowes Inc.	83	193
Primoris Services Corporation	8	135
Quanta Services, Inc.	12	1,571
Raytheon Technologies Corporation	48	3,898
Regal Beloit Corporation	4	511
Republic Services, Inc.	18	2,428
Resideo Technologies, Inc. (a)	17	326
Robert Half International Inc.	13	1,012
Rockwell Automation, Inc.	2	380
Rollins, Inc.	34	1,181
Rush Enterprises, Inc. - Class A	11	491
Ryder System, Inc.	19	1,445
Saia, Inc. (a)	1	272
Schneider National, Inc. - Class B	17	336
Science Applications International Corporation	3	245
Simpson Manufacturing Co., Inc.	4	347
SkyWest, Inc. (a)	17	276
Snap-on Incorporated	2	341
Southwest Airlines Co. (a)	5	141
Spirit AeroSystems Holdings, Inc. - Class A	21	455
Steelcase Inc. - Class A	24	157
Stericycle, Inc. (a)	11	466
Terex Corporation	26	787
Tetra Tech, Inc.	3	371
The Greenbrier Companies, Inc.	18	427
The Timken Company	13	771
The Toro Company	17	1,490
TransDigm Group Incorporated (a)	2	1,223
Trinet Group, Inc. (a)	5	343
Trinity Industries, Inc.	20	430
TrueBlue, Inc. (a)	5	92
UFP Industries, Inc.	14	1,001
Union Pacific Corporation	67	13,060
United Airlines Holdings, Inc. (a)	7	218
United Parcel Service, Inc. - Class B	71	11,472
Valmont Industries, Inc.	2	481
Verisk Analytics, Inc.	21	3,661
Veritiv Corporation (a)	2	196
W. W. Grainger, Inc.	5	2,230
Waste Connections, Inc.	17	2,246
Waste Management, Inc.	32	5,195
Watsco, Inc.	9	2,436
Werner Enterprises, Inc.	30	1,135
WESCO International, Inc. (a)	21	2,473
Westinghouse Air Brake Technologies Corporation	6	452
Xylem Inc.	10	839
		210,804
Energy 9.4%
Antero Resources Corporation (a)	99	3,013
Apa Corp.	18	629
Arch Resources, Inc. - Class A	2	243
Archrock, Inc.	39	252
Baker Hughes Company - Class A	157	3,297
Cheniere Energy, Inc.	11	1,870
Chevron Corporation	229	32,903
CNX Resources Corporation (a)	53	827
ConocoPhillips	112	11,484
Coterra Energy Inc.	69	1,807
CVR Energy, Inc.	19	549
Delek US Holdings, Inc. (a)	55	1,498
Devon Energy Corporation	94	5,667
Diamondback Energy, Inc.	9	1,104
Dril-Quip, Inc. (a)	14	282
DT Midstream, Inc.	5	262
EOG Resources, Inc.	19	2,108
EQT Corporation	17	694
Equitrans Midstream Corporation	46	344
Exxon Mobil Corporation	438	38,235
Halliburton Company	30	748
Helmerich & Payne, Inc.	37	1,372
Hess Corporation	19	2,075
Kinder Morgan, Inc.	118	1,968
Kosmos Energy Ltd. (a)	65	337
Marathon Oil Corporation	190	4,287
Marathon Petroleum Corporation	178	17,644
Matador Resources Company	6	281
Murphy Oil Corporation	61	2,140
Nabors Industries Ltd (a)	3	277
Nov Inc.	89	1,433
Occidental Petroleum Corporation	118	7,255
Oceaneering International, Inc. (a)	39	314
ONEOK, Inc.	15	782
Ovintiv Canada ULC	13	608
Patterson-UTI Energy, Inc.	120	1,405
PBF Energy Inc. - Class A (a)	47	1,654
PDC Energy, Inc.	5	281
Peabody Energy Corporation (a)	32	788
Permian Resources Corporation - Class A (a)	71	485
Phillips 66	130	10,495
Pioneer Natural Resources Company	7	1,575
Range Resources Corporation	54	1,352
Schlumberger Limited	99	3,546
SM Energy Company	56	2,120
Targa Resources Corp.	21	1,238
TechnipFMC PLC	89	756
The Williams Companies, Inc.	39	1,123
Transocean Ltd. (a) (c)	228	564
Valero Energy Corporation	133	14,205
World Fuel Services Corporation	21	486
		190,662
Financials 9.3%
ADS Alliance Data Systems, Inc.	30	956
Affiliated Managers Group, Inc.	8	942
Aflac Inc.	37	2,072
AGNC Investment Corp.	56	468
Alleghany Corporation (a)	—	371
Ally Financial Inc.	63	1,741
American Equity Investment Life Holding Company	15	559
American Express Company	18	2,402
American Financial Group, Inc.	2	290
American International Group, Inc.	207	9,848
Ameriprise Financial, Inc.	4	988
Annaly Capital Management, Inc.	35	602
Aon Global Limited - Class A	11	3,076
Apollo Commercial Real Estate Finance, Inc. (d)	27	226
Ares Management Corporation - Class A	10	612
Arthur J. Gallagher & Co.	15	2,487
Artisan Partners Asset Management Inc. - Class A	7	199
Assurant, Inc.	4	653
Berkshire Hathaway Inc. - Class B (a)	56	14,984
Blackstone Inc. - Class A	24	1,980
Blackstone Mortgage Trust, Inc. - Class A	36	844
Brighthouse Financial, Inc. (a)	26	1,145
Brightsphere Investment Group Inc.	12	180
Brown & Brown, Inc.	34	2,029
Capital One Financial Corporation	68	6,297
Capitol Federal Financial	10	83
Chimera Investment Corporation (b)	95	498

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Chubb Limited	12	2,114
Citigroup Inc.	340	14,183
CME Group Inc. - Class A	25	4,406
CNO Financial Group, Inc.	39	694
Comerica Incorporated	4	311
Commerce Bancshares, Inc.	6	379
Cullen/Frost Bankers, Inc.	3	415
Discover Financial Services	16	1,479
East West Bancorp, Inc.	8	512
Erie Indemnity Company - Class A	3	753
Evercore Inc. - Class A	7	576
FactSet Research Systems Inc.	4	1,590
Federated Hermes, Inc. - Class B	23	751
Fidelity National Financial, Inc. - Class A	5	169
First American Financial Corporation	25	1,166
First Horizon Corporation	29	671
Franklin Resources, Inc.	77	1,662
Genworth Financial, Inc. - Class A (a)	147	513
Glacier Bancorp, Inc.	6	273
Globe Life Inc.	3	286
Houlihan Lokey, Inc. - Class A	10	750
Independence Holdings, LLC	14	424
Interactive Brokers Group, Inc. - Class A	7	422
Intercontinental Exchange, Inc.	19	1,676
Invesco Ltd.	84	1,153
Jackson Financial Inc. - Class A (d)	9	239
Jefferies Financial Group Inc.	18	528
Ladder Capital Corp - Class A	24	215
Lincoln National Corporation	36	1,569
Loews Corporation	34	1,702
LPL Financial Holdings Inc.	17	3,756
M&T Bank Corporation	6	985
Markel Corporation (a)	—	527
MarketAxess Holdings Inc.	2	409
Marsh & Mclennan Companies, Inc.	50	7,465
Mercury General Corporation	10	290
MetLife, Inc.	64	3,870
MFA Financial, Inc.	63	488
MGIC Investment Corporation	37	470
Moelis & Company - Class A	9	312
Moody's Corporation	2	421
Morningstar, Inc.	4	751
MSCI Inc. - Class A	3	1,354
Nasdaq, Inc.	10	579
Navient Corporation	57	841
Nelnet, Inc. - Class A	3	267
New York Community Bancorp, Inc. - Series A (b)	86	729
New York Mortgage Trust, Inc. (b)	113	265
Old National Bancorp	14	237
Old Republic International Corporation	8	168
PacWest Bancorp	18	405
PennyMac Mortgage Investment Trust	56	654
PRA Group, Inc. (a)	8	263
Principal Financial Group, Inc.	8	576
ProAssurance Corporation	4	88
Prosperity Bancshares, Inc.	5	307
Prudential Financial, Inc.	77	6,644
Raymond James Financial, Inc.	6	641
Redwood Trust, Inc.	51	293
Regions Financial Corporation	30	602
Reinsurance Group of America, Incorporated	2	268
Rithm Capital Corp.	153	1,122
RLI Corp.	6	639
S&P Global Inc.	6	1,772
SEI Investments Company	27	1,313
SLM Corporation	26	362
Southstate Corporation	4	296
Starwood Property Trust, Inc.	72	1,303
Stewart Information Services Corporation	7	304
Stifel Financial Corp.	5	269
Synchrony Financial	57	1,603
Synovus Financial Corp.	7	260
T. Rowe Price Group, Inc.	20	2,090
The Allstate Corporation	61	7,613
The Bank of New York Mellon Corporation (d)	63	2,420
The Goldman Sachs Group, Inc.	10	2,897
The Hanover Insurance Group, Inc.	8	1,058
The Progressive Corporation	51	5,945
The Travelers Companies, Inc.	45	6,871
Two Harbors Investment Corp.	104	345
United Bankshares, Inc.	7	237
Unum Group	47	1,811
Valley National Bancorp	25	269
Virtu Financial, Inc. - Class A	17	360
Voya Financial, Inc.	5	329
W. R. Berkley Corporation	7	469
Washington Federal, Inc.	11	333
Wells Fargo & Company	272	10,955
White Mountains Insurance Group Ltd	1	839
Willis Towers Watson Public Limited Company	6	1,146
Wintrust Financial Corporation	3	245
		188,513
Communication Services 3.5%
Activision Blizzard, Inc.	38	2,839
AMC Entertainment Holdings, Inc. - Class A (a) (b)	35	243
AMC Networks, Inc. - Class A (a)	15	306
AT&T Inc.	996	15,273
Cable One, Inc.	—	385
Charter Communications, Inc. - Class A (a)	7	1,983
Cinemark Holdings, Inc. (a)	36	435
Clear Channel Outdoor Holdings, Inc. (a)	56	77
Comcast Corporation - Class A	319	9,349
EchoStar Corporation - Class A (a)	5	91
Electronic Arts Inc.	15	1,752
Fox Corporation - Class A	27	821
iHeartMedia, Inc. - Class A (a)	30	220
John Wiley & Sons, Inc. - Class A	8	312
Liberty Broadband Corporation - Series C (a)	7	489
Liberty Global PLC - Class C (a)	97	1,594
Liberty Media Corporation - Series C (a)	10	580
Liberty Media Corporation - Series C (a)	40	1,505
Live Nation Entertainment, Inc. (a)	7	513
Lumen Technologies Inc.	296	2,158
News Corporation - Class A	39	596
Nexstar Media Group, Inc. - Class A	5	854
Omnicom Group Inc.	36	2,265
Paramount Global - Class B	108	2,051
Scholastic Corporation	7	203
Sinclair Broadcast Group, Inc. - Class A	10	181
Sirius XM Holdings Inc. (b)	8	46
Take-Two Interactive Software, Inc. (a)	4	456
Tegna Inc.	61	1,270
Telephone and Data Systems, Inc.	37	508
The Interpublic Group of Companies, Inc.	54	1,376
The New York Times Company - Class A	7	209
The Walt Disney Company (a)	21	1,967
T-Mobile US, Inc. (a)	29	3,957
Verizon Communications Inc.	358	13,604
Yelp Inc. (a)	16	547
		71,015
Real Estate 3.5%
Agree Realty Corporation	4	260
Alexander & Baldwin, Inc.	13	218
American Homes 4 Rent - Class A	34	1,125
American Tower Corporation	22	4,628
Americold Realty Trust	22	529
Apartment Income REIT Corp.	6	240
Apple Hospitality REIT, Inc.	66	928
Brandywine Realty Trust	35	233
Brixmor Property Group Inc.	15	282
Camden Property Trust	16	1,938
CoreCivic, Inc. (a)	33	296
Corporate Office Properties Trust	25	587
Cousins Properties Incorporated	11	252
Crown Castle Inc.	13	1,849
Cubesmart, L.P.	28	1,131
DiamondRock Alpharetta Tenant, LLC (a)	61	460
Digital Realty Trust, Inc.	7	648
DigitalBridge Group, Inc. - Class A (a)	40	503

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Douglas Emmett, Inc.	17	305
Duke Realty Corporation	53	2,533
EastGroup Properties, Inc.	5	651
Equinix, Inc.	2	1,207
Equity Commonwealth (a)	23	556
Equity Lifestyle Properties, Inc.	18	1,113
Extra Space Storage Inc.	16	2,697
Federal Realty Investment Trust	8	724
First Industrial Realty Trust, Inc.	16	700
Gaming and Leisure Properties, Inc.	45	1,979
Healthcare Trust of America, Inc. - Class A	47	975
Highwoods Properties, Inc.	15	392
Host Hotels & Resorts, Inc.	51	814
Invitation Homes Inc.	75	2,522
Iron Mountain Incorporated	40	1,772
Kilroy Realty Corporation	16	670
Kimco Realty Corporation	53	977
Kite Realty Naperville, LLC	16	271
Lamar Advertising Company - Class A	13	1,094
Life Storage Inc.	12	1,313
LXP Industrial Trust	41	376
Medical Properties Trust, Inc.	33	388
National Retail Properties, Inc.	9	353
Office Properties Income Trust	11	155
Omega Healthcare Investors, Inc.	20	578
Paramount Group, Inc.	63	395
Park Hotels & Resorts Inc.	47	528
Physicians Realty Trust	43	646
Piedmont Office Realty Trust, Inc. - Class A	32	338
ProLogis Inc.	35	3,607
Public Storage	15	4,514
Rayonier Inc.	22	668
Realogy Holdings Corp. (a)	73	592
Realty Income Corporation	21	1,225
Regency Centers Corporation	19	1,037
Rexford Industrial Realty, Inc.	8	420
RLJ III-EM Columbus Lessee, LLC	53	535
Ryman Hospitality Properties, Inc.	8	566
SBA Communications Corporation	7	1,997
Service Properties Trust	61	318
Simon Property Group, Inc.	18	1,644
SITE Centers Corp.	36	389
SL Green Realty Corp. (b)	8	323
Spirit Realty Capital, Inc.	7	237
Sun Communities, Inc.	7	913
Sunstone Hotel Investors, Inc. (a)	41	382
The Macerich Company	63	501
UDR, Inc.	42	1,772
Veris Residential, Inc. (a)	22	252
VICI Properties Inc.	76	2,273
W.P. Carey Inc.	31	2,171
Washington Real Estate Investment Trust	13	234
Weyerhaeuser Company	27	773
Xenia Hotels & Resorts, Inc. (a)	21	287
		70,759
Materials 3.3%
Air Products and Chemicals, Inc.	7	1,661
Albemarle Corporation	6	1,534
Alcoa Corporation	42	1,419
Amcor Pty Ltd	128	1,376
AptarGroup, Inc.	10	934
Arconic Corporation (a)	27	459
Ashland Global Holdings Inc.	3	250
ATI Inc. (a)	14	361
Avery Dennison Corporation	8	1,367
Avient Corporation	13	403
Axalta Coating Systems Ltd. (a)	19	403
Ball Corporation	19	940
Berry Global Group, Inc. (a)	16	734
Cabot Corporation	16	996
Carpenter Technology Corporation	13	391
Celanese Corporation - Class A	11	995
CF Industries Holdings, Inc.	7	687
Commercial Metals Company	36	1,272
Corteva, Inc.	43	2,464
Crown Holdings, Inc.	21	1,690
DuPont de Nemours, Inc.	41	2,055
Eastman Chemical Company	4	281
Ecolab Inc.	4	639
FMC Corporation	6	676
Graphic Packaging Holding Company	111	2,189
Greif, Inc. - Class A	9	523
Huntsman Corporation	10	245
Innospec Inc.	3	268
International Flavors & Fragrances Inc.	7	592
Kaiser Aluminum Corporation	4	240
Legacy Vulcan Corp.	5	755
Louisiana-Pacific Corporation	21	1,066
LyondellBasell Industries N.V. - Class A	79	5,937
MOS Holdings Inc.	117	5,648
NewMarket Corporation	1	406
Newmont Corporation	29	1,234
Nucor Corporation	21	2,272
O-I Glass, Inc. (a)	41	525
Olin Corporation	41	1,737
Packaging Corporation of America	2	173
PPG Industries, Inc.	15	1,646
Reliance Steel & Aluminum Co.	11	1,928
Royal Gold, Inc.	7	625
RPM International Inc.	24	1,997
Sealed Air Corporation	36	1,611
Sensient Technologies Corporation	7	512
Silgan Holdings Inc.	20	860
Sonoco Products Company	21	1,196
Steel Dynamics, Inc.	13	890
Stepan Company	3	269
Sylvamo Corporation	19	645
The Chemours Company	24	603
The Scotts Miracle-Gro Company	11	458
The Sherwin-Williams Company	7	1,468
United States Steel Corporation	37	665
Warrior Met Coal, Inc.	36	1,033
WestRock Company	49	1,506
Worthington Industries, Inc.	9	328
		66,037
Utilities 2.4%
Alliant Energy Corporation	8	429
Ameren Corporation	8	665
American Electric Power Company, Inc.	25	2,202
Atmos Energy Corporation	7	695
Avista Corporation	15	571
CenterPoint Energy, Inc.	20	568
Clearway Energy, Inc. - Class C	15	465
CMS Energy Corporation	11	612
Consolidated Edison, Inc.	11	979
Dominion Energy, Inc.	76	5,229
DTE Energy Company	5	631
Duke Energy Corporation	25	2,310
Edison International	14	786
Entergy Corporation	12	1,193
Essential Utilities, Inc.	12	477
Evergy, Inc.	16	972
Eversource Energy	11	861
Exelon Corporation	159	5,938
FirstEnergy Corp.	19	690
Hawaiian Electric Industries, Inc.	17	583
IDACORP, Inc.	3	260
National Fuel Gas Company	20	1,262
NextEra Energy, Inc.	63	4,963
NiSource Inc.	15	384
NRG Energy, Inc.	19	709
OGE Energy Corp.	10	369
Ormat Technologies, Inc. (b)	5	470
PG&E Corporation (a)	50	627
Pinnacle West Capital Corporation	4	235
PNM Resources, Inc.	7	337
PPL Corporation	23	593
Public Service Enterprise Group Incorporated	36	2,021

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Sempra Energy	10	1,521
Southwest Gas Holdings, Inc.	5	349
The AES Corporation	78	1,762
The Southern Company	34	2,327
Vistra Corp.	71	1,496
WEC Energy Group Inc.	10	909
Xcel Energy Inc.	17	1,117
		48,567
Total Common Stocks (cost $1,991,458)		2,018,609
PREFERRED STOCKS 0.0%
Communication Services 0.0%
AMC Entertainment Holdings, Inc. (a) (e)	35	95
Total Preferred Stocks (cost $243)		95
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (d) (f)	4,506	4,506
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 2.88% (d) (f)	2,826	2,826
Total Short Term Investments (cost $7,332)		7,332
Total Investments 100.0% (cost $1,999,033)		2,026,036
Other Derivative Instruments(0.0)%		(110)
Other Assets and Liabilities, Net (0.0)%		(476)
Total Net Assets 100.0%		2,025,450

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/RAFI Multi-Factor U.S. Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	477	271	305	45	48	(265)	226	—
Jackson Financial Inc. - Class A	—	276	—	—	—	(37)	239	—
The Bank of New York Mellon Corporation	1,607	1,526	—	32	—	(713)	2,420	0.1
	2,084	2,073	305	77	48	(1,015)	2,885	0.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/25/19	1,093	564	—

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	36	December 2022	7,296	(95)	(813)
S&P Midcap 400 Index	9	December 2022	2,243	(15)	(256)
				(110)	(1,069)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,018,609	—	—	2,018,609
Preferred Stocks	95	—	—	95
Short Term Investments	7,332	—	—	7,332
	2,026,036	—	—	2,026,036
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,069)	—	—	(1,069)
	(1,069)	—	—	(1,069)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 62.0%
Information Technology 12.7%
Accenture Public Limited Company - Class A	2	571
Adobe Inc. (a)	1	233
Advanced Micro Devices, Inc. (a)	13	820
Adyen B.V. (a) (b)	—	224
Affirm Holdings, Inc. - Class A (a) (c)	3	52
Amadeus IT Group, S.A. (a) (b)	6	278
Amphenol Corporation - Class A	—	7
Analog Devices, Inc.	—	54
Apple Inc.	74	10,247
Arista Networks, Inc. (a)	1	117
ASML Holding N.V. - ADR	1	541
ASML Holding N.V.	2	991
Atlassian Corporation PLC - Class A (a)	2	351
Bill.Com Holdings Inc. (a)	2	286
Black Knight, Inc. (a)	1	64
Block, Inc. - Class A (a)	3	171
Broadcom Inc.	4	1,778
Cadence Design Systems, Inc. (a)	1	124
Cisco Systems, Inc.	4	157
Cognizant Technology Solutions Corporation - Class A	1	53
Confluent, Inc. - Class A (a)	3	60
Corning Incorporated	1	21
CrowdStrike Holdings, Inc. - Class A (a)	1	117
Datadog, Inc. - Class A (a)	1	118
Entegris, Inc.	—	14
Fiserv, Inc. (a)	13	1,225
FleetCor Technologies, Inc. (a)	2	299
Fortinet, Inc. (a)	5	265
Global Payments Inc.	3	277
Hamamatsu Photonics K.K. (c)	9	389
HashiCorp, Inc. - Class A (a) (c)	1	24
Intuit Inc.	3	1,224
KLA Corporation	4	1,078
Lam Research Corporation	—	57
Largan Precision Co., Ltd.	2	105
Marvell Technology, Inc.	7	315
MasterCard Incorporated - Class A	6	1,835
Microsoft Corporation	50	11,622
MongoDB, Inc. - Class A (a)	1	270
Monolithic Power Systems, Inc.	1	327
Motorola Solutions, Inc.	2	460
Murata Manufacturing Co., Ltd.	10	477
NortonLifelock Inc.	3	58
NTT DATA Corporation	62	799
NVIDIA Corporation	16	1,991
NXP Semiconductors N.V.	5	710
OMRON Corporation	5	205
On Semiconductor Corporation (a)	3	168
Paycom Software, Inc. (a)	—	60
Paypal Holdings, Inc. (a)	2	163
Pure Storage, Inc. - Class A (a)	2	57
Qualcomm Incorporated	6	697
Renesas Electronics Corporation (a)	26	214
Roper Technologies, Inc.	2	584
Salesforce, Inc. (a)	5	768
Samsung Electronics Co Ltd	22	829
SAP SE	9	696
ServiceNow, Inc. (a)	4	1,367
Shopify Inc. - Class A (a)	7	179
Snowflake Inc. - Class A (a)	1	143
Synopsys, Inc. (a)	3	1,009
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	165
Taiwan Semiconductor Manufacturing Company Limited	108	1,435
TE Connectivity Ltd. (b)	1	121
Teledyne Technologies Incorporated (a)	1	201
Telefonaktiebolaget LM Ericsson - Class B (c)	97	569
Texas Instruments Incorporated	3	390
The Descartes Systems Group Inc. (a)	1	57
Tokyo Electron Limited	2	395
Visa Inc. - Class A	14	2,484
Workday, Inc. - Class A (a)	—	66
Zoom Video Communications, Inc. - Class A (a)	1	50
		54,328
Health Care 9.5%
Abbott Laboratories	8	802
AbbVie Inc.	12	1,653
Agilent Technologies, Inc.	1	134
Alcon AG	4	238
Align Technology, Inc. (a)	—	68
Amgen Inc.	—	102
Astellas Pharma Inc.	70	918
AstraZeneca PLC - ADR	44	2,403
Bayer Aktiengesellschaft - Class N	14	652
Becton, Dickinson and Company	13	2,818
Biogen Inc. (a)	1	164
Bristol-Myers Squibb Company	1	64
Centene Corporation (a)	17	1,304
Charles River Laboratories International, Inc. (a)	—	39
Cigna Corporation	2	443
CVS Health Corporation	2	170
Danaher Corporation	9	2,239
DexCom, Inc. (a)	2	146
Elanco Animal Health Incorporated (a)	12	146
Elekta AB (publ) - Class B	50	253
Elevance Health, Inc.	6	2,713
Eli Lilly and Company	7	2,185
Evotec SE (a)	8	147
Fresenius SE & Co. KGaA	16	345
Genmab A/S (a)	1	241
GSK PLC - ADR (c)	13	369
HCA Healthcare, Inc.	2	427
Humana Inc.	2	800
Illumina, Inc. (a)	—	32
Intuitive Surgical, Inc. (a)	6	1,076
IPSEN	2	170
Johnson & Johnson	15	2,381
Koninklijke Philips N.V.	26	409
McKesson Corporation	—	54
Medtronic, Inc.	2	152
Merck & Co., Inc.	3	232
Moderna, Inc. (a)	1	164
Molina Healthcare, Inc. (a)	—	152
Novartis AG - Class N	17	1,264
Otsuka Holdings Co., Ltd.	13	399
PerkinElmer, Inc.	2	249
Pfizer Inc.	7	312
Regeneron Pharmaceuticals, Inc. (a)	1	378
Sanofi - ADR	9	359
Sanofi	17	1,286
Siemens Healthineers AG (b)	14	600
Steris Limited	—	81
Stryker Corporation	5	1,058
Teleflex Incorporated	1	108
The Cooper Companies, Inc.	—	53
Thermo Fisher Scientific Inc.	4	1,805
UnitedHealth Group Incorporated	9	4,383
Veeva Systems Inc. - Class A (a)	1	204
Vertex Pharmaceuticals Incorporated (a)	1	202
Viatris Inc.	14	117
West Pharmaceutical Services, Inc.	—	41
Zimmer Biomet Holdings, Inc.	2	157
Zoetis Inc. - Class A	5	733
		40,594
Financials 8.1%
AIA Group Limited	27	225
American Express Company	2	202
American International Group, Inc.	14	649
Ares Management Corporation - Class A	1	35
Assurant, Inc.	1	141
Australia and New Zealand Banking Group Limited	27	391
AXA	50	1,107
Bank of America Corporation	74	2,225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc. - Class B (a)	3	808
Blue Owl Capital Inc. - Class A (c)	3	26
BNP Paribas	11	443
Bridgepoint Group PLC (b)	59	123
Challenger Limited	44	162
Chubb Limited	12	2,137
Citigroup Inc.	2	75
Citizens Financial Group, Inc.	1	32
Close Brothers Group PLC	9	93
CME Group Inc. - Class A	1	137
Corebridge Financial, Inc. (a)	10	193
DBS Group Holdings Ltd	17	394
Definity Financial Corporation (c)	5	134
Direct Line Insurance Group PLC	87	179
DNB Bank ASA	50	781
Element Fleet Management Corp.	59	699
Equitable Holdings, Inc.	6	159
Erste Group Bank AG	8	169
Fifth Third Bancorp	6	186
First Republic Bank	1	131
Housing Development Finance Corporation Limited	16	432
Huntington Bancshares Incorporated	19	255
ING Groep N.V.	92	789
Intercontinental Exchange, Inc.	2	181
Intesa Sanpaolo SPA	128	211
Invesco Ltd.	2	27
JPMorgan Chase & Co.	7	685
Julius Bar Gruppe AG - Class N	10	436
Lloyds Banking Group PLC	819	373
Macquarie Group Limited	4	370
Manulife Financial Corporation (c)	25	399
Marsh & Mclennan Companies, Inc.	3	377
MetLife, Inc.	12	746
Mitsubishi HC Capital Inc.	50	215
Mitsubishi UFJ Financial Group Inc (c)	80	361
Morgan Stanley	1	113
MSCI Inc. - Class A	—	204
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	5	1,245
National Bank of Canada	13	823
PICC Property and Casualty Company Limited - Class H	426	440
Ping An Insurance (Group) Co of China Ltd - Class H	33	160
RenaissanceRe Holdings Ltd	1	205
S&P Global Inc.	2	626
Sampo Oyj - Class A	19	800
Signature Bank	1	100
Standard Chartered PLC	39	241
State Street Corporation	2	107
Storebrand ASA	67	459
Sumitomo Mitsui Trust Bank, Limited	9	264
Sun Life Financial Inc.	19	770
SVB Financial Group (a)	—	91
Svenska Handelsbanken AB - Class A	66	545
The Allstate Corporation	1	131
The Bank of New York Mellon Corporation	2	74
The Charles Schwab Corporation	12	867
The Goldman Sachs Group, Inc.	3	1,000
The Hartford Financial Services Group, Inc.	8	524
The Progressive Corporation	8	980
The Travelers Companies, Inc.	7	1,018
Tokio Marine Holdings, Inc. (c)	43	768
U.S. Bancorp	1	32
United Overseas Bank Limited	35	634
Voya Financial, Inc.	1	87
Wells Fargo & Company	56	2,260
XP Inc. - Class A (a)	11	210
Zurich Insurance Group AG - Class N	2	810
		34,481
Consumer Discretionary 7.3%
Alibaba Group Holding Limited - ADR (a)	1	87
Amazon.com, Inc. (a)	73	8,223
Aptiv PLC (a)	—	19
ASOS PLC (a)	13	82
Autoliv, Inc. - SDR	5	342
AutoZone, Inc. (a)	—	165
Booking Holdings Inc. (a)	—	478
Bright Horizons Family Solutions, Inc. (a)	1	69
Burlington Stores, Inc. (a)	1	66
Carvana Co. - Class A (a) (c)	6	112
Chipotle Mexican Grill, Inc. (a)	1	851
Compass Group PLC	37	745
DENSO Corporation (c)	7	296
Dollar General Corporation	6	1,340
Dollar Tree, Inc. (a)	1	101
Doordash, Inc. - Class A (a)	2	111
Dr. Martens PLC	58	142
EssilorLuxottica	4	529
H World Group Limited	3	12
Hilton Worldwide Holdings Inc.	2	244
Honda Motor Co., Ltd. (c)	9	184
InterContinental Hotels Group PLC	1	36
Kering	1	430
Kingfisher PLC	207	504
Kyoritsu Maintenance Co., Ltd. (c)	1	33
Las Vegas Sands Corp. (a)	2	94
Lowe`s Companies, Inc.	1	229
Lululemon Athletica Canada Inc. (a)	1	345
Magna International Inc.	13	615
Marriott International, Inc. - Class A	2	268
McDonald's Corporation	5	1,217
MGM Resorts International	3	84
Moncler S.p.A.	10	420
Next PLC	7	348
Nike, Inc. - Class B	8	668
NVR, Inc. (a)	—	96
O'Reilly Automotive, Inc. (a)	—	242
Panasonic Holdings Corporation	53	372
Persimmon Public Limited Company	22	300
Rivian Automotive, Inc. - Class A (a) (c)	1	36
Ross Stores, Inc.	10	865
Samsonite International S.A. (a) (b)	105	252
Sony Group Corporation	9	550
Stanley Electric Co., Ltd. (c)	12	189
Starbucks Corporation	3	222
Sumitomo Rubber Industries, Ltd.	14	107
Suzuki Motor Corporation (c)	10	316
Tesla Inc. (a)	18	4,840
The Home Depot, Inc.	2	688
The TJX Companies, Inc.	9	546
Toyota Motor Corporation	84	1,082
Ulta Beauty, Inc. (a)	—	85
Wynn Resorts, Limited (a)	1	49
Yum! Brands, Inc.	4	425
Zalando SE (a) (b)	10	187
		30,938
Industrials 4.9%
ABB Ltd - Class N	29	739
AGCO Corporation	—	19
Alfa Laval AB	1	25
ALS Limited	13	83
AMETEK, Inc.	—	24
Ashtead Group Public Limited Company	12	559
Bunzl Public Limited Company	11	328
Canadian Pacific Railway Limited	2	145
Caterpillar Inc.	1	147
Central Japan Railway Company	3	351
Cintas Corporation	—	93
CoStar Group, Inc. (a)	1	98
CSX Corporation	26	700
Cummins Inc.	1	295
DCC Public Limited Company	5	279
Deere & Company	—	76
Eaton Corporation Public Limited Company	6	757
Epiroc Aktiebolag - Class A	5	78
Epiroc Aktiebolag - Class B	2	30
FedEx Corporation	1	105
Fortive Corporation	1	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Generac Holdings Inc. (a)	1	103
General Electric Company	25	1,542
Honeywell International Inc.	6	924
Hubbell Incorporated	3	674
Ingersoll Rand Inc.	8	334
J. B. Hunt Transport Services, Inc.	1	83
Kion Group AG	9	175
L3Harris Technologies, Inc.	6	1,209
Legrand	8	525
Melrose Holdings Limited	318	356
Metso Outotec Oyj	13	84
Mitsubishi Corporation (c)	15	416
Mitsubishi Electric Corporation	68	611
Norfolk Southern Corporation	1	204
Northrop Grumman Corporation	1	688
Old Dominion Freight Line, Inc.	1	208
Otis Worldwide Corporation	1	96
PACCAR Inc	2	188
Prysmian S.p.A.	18	512
Quanta Services, Inc.	—	32
Raytheon Technologies Corporation	—	22
Recruit Holdings Co., Ltd.	17	474
Republic Services, Inc.	3	470
Rockwell Automation, Inc.	1	113
Rockwool A/S - Class B	—	14
Safran	4	367
Saia, Inc. (a)	—	72
Sandvik Aktiebolag	7	98
Schneider Electric SE (a)	—	29
Shoals Technologies Group, Inc. - Class A (a)	2	33
Siemens Aktiengesellschaft - Class N	18	1,770
SMC Corporation	1	201
Southwest Airlines Co. (a)	4	118
Stanley Black & Decker, Inc.	1	104
Sumitomo Corporation	33	404
TechnoPro Holdings, Inc.	19	411
Teleperformance SE	2	464
Textron Inc.	2	96
The Boeing Company (a)	2	215
THK Co.Ltd.	10	172
Toromont Industries Ltd.	1	89
Trane Technologies Public Limited Company	2	234
TransDigm Group Incorporated (a)	—	41
TransUnion	2	120
Union Pacific Corporation	—	86
United Airlines Holdings, Inc. (a)	2	52
United Parcel Service, Inc. - Class B	1	136
United Rentals, Inc. (a)	1	144
Waste Connections, Inc.	2	220
Weir Group PLC(The)	7	111
WillScot Mobile Mini Holdings Corp. - Class A (a)	2	80
		20,934
Communication Services 4.9%
Activision Blizzard, Inc.	2	125
Alphabet Inc. - Class A (a)	16	1,562
Alphabet Inc. - Class C (a)	92	8,843
Cellnex Telecom, S.A. (b)	1	29
Charter Communications, Inc. - Class A (a)	—	49
Comcast Corporation - Class A	4	111
CyberAgent, Inc. (c)	44	369
KT Corp	12	300
Meta Platforms, Inc. - Class A (a)	18	2,389
NAVER Corporation	2	223
Netflix, Inc. (a)	3	643
Nippon Telegraph and Telephone Corporation	62	1,671
Sea Limited - Class A - ADR (a)	7	390
SoftBank Group Corp	6	209
Spotify Technology S.A. (a)	1	72
Stroer SE & Co. KGaA	4	147
Tencent Holdings Limited	10	325
The Walt Disney Company (a)	10	950
T-Mobile US, Inc. (a)	7	917
Verizon Communications Inc.	7	256
Vodafone Group Public Limited Company - ADR	49	550
WPP 2012 Limited	65	537
Z Holdings Corporation	91	237
		20,904
Consumer Staples 4.2%
Altria Group, Inc.	3	136
Barry Callebaut AG - Class N	—	399
Colgate-Palmolive Company	1	41
Conagra Brands, Inc.	2	77
Constellation Brands, Inc. - Class A	1	302
Costco Wholesale Corporation	1	477
Darling Ingredients Inc. (a)	2	127
Diageo PLC	19	787
Haleon PLC - ADR (a)	17	103
Keurig Dr Pepper Inc.	30	1,075
Kimberly-Clark Corporation	1	80
Kirin Holdings Company, Ltd	20	305
L'Oreal	2	750
Mondelez International, Inc. - Class A	17	954
Monster Beverage 1990 Corporation (a)	6	558
Nestle S.A. - Class N	25	2,721
P/F Bakkafrost Sales	1	28
PepsiCo, Inc.	3	448
Philip Morris International Inc.	23	1,873
Pola Orbis Holdings Inc.	5	55
Seven & I Holdings Co., Ltd.	19	771
The Coca-Cola Company	13	743
The Estee Lauder Companies Inc. - Class A	1	170
The Procter & Gamble Company	11	1,407
Unilever PLC	32	1,392
Walmart Inc.	12	1,535
Welcia Holdings Co., Ltd.	8	171
Wilmar International Limited	231	617
		18,102
Materials 3.2%
Air Products and Chemicals, Inc.	1	225
Akzo Nobel N.V.	8	452
Albemarle Corporation	—	31
Amcor Pty Ltd - CDI	27	290
Antofagasta PLC	32	391
Ardagh Metal Packaging S.A. (c)	3	15
Asahi Kasei Corporation (c)	53	347
Avery Dennison Corporation	1	150
Ball Corporation	3	136
BASF SE - Class N	9	331
BHP Group Limited	32	792
BHP Group Limited	24	595
BlueScope Steel Limited	6	63
Boliden AB	7	214
Central Asia Metals PLC	18	43
CF Industries Holdings, Inc.	2	150
Corteva, Inc.	1	63
Covestro AG (b)	10	281
Crown Holdings, Inc.	—	30
Element Solutions Inc.	1	24
ERO Copper Corp. (a) (c)	1	16
FMC Corporation	1	129
Franco-Nevada Corporation	1	77
Grupo Mexico, S.A.B. de C.V. - Class B (a)	23	79
IGO Limited	138	1,198
Impala Platinum Holdings Limited	1	8
International Paper Company	3	82
Johnson Matthey PLC	18	365
Joint Stock Company Alrosa (Public Joint Stock Company) (b) (d)	40	—
K92 Mining Inc. (a)	32	185
Karora Resources Inc. (a)	20	41
Koninklijke DSM N.V.	—	8
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	579
Legacy Vulcan Corp.	1	173
Linde Public Limited Company	3	872
Martin Marietta Materials, Inc.	—	64
Mayr-Melnhof Karton Aktiengesellschaft	—	2
Mondi plc	1	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Newmont Corporation	—	1
Nippon Steel Corporation (c)	5	75
Norsk Hydro ASA	10	52
Northern Star Resources Ltd	24	121
Nucor Corporation	1	137
Nutrien Ltd.	12	978
Orla Mining Ltd. (a)	8	27
OZ Minerals Limited	2	27
Packaging Corporation of America	1	140
Perseus Mining Limited	80	78
POSCO Holdings Inc.	—	51
PPG Industries, Inc.	—	30
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (b) (d)	—	—
Public Joint Stock Society Polyus (b) (d)	—	—
Reliance Steel & Aluminum Co.	1	217
Rio Tinto Limited	4	254
Rio Tinto PLC	4	232
Royal Gold, Inc.	—	13
RPM International Inc.	2	165
Sealed Air Corporation	2	107
Shin-Etsu Chemical Co., Ltd.	—	20
Sibanye Stillwater	7	16
Sika AG	—	19
South32 Limited	157	365
Southern Copper Corporation	1	59
Steel Dynamics, Inc.	2	135
Stora Enso Oyj - Class R	35	443
Svenska Cellulosa Aktiebolaget SCA - Class B	2	25
The Sherwin-Williams Company	3	604
Tietto Minerals Limited (a)	113	32
Tosoh Corporation (c)	4	48
Umicore	9	278
UPM-Kymmene Oyj	1	45
Vale S.A. (a)	6	77
Verallia	1	27
Victoria Gold Corp. (a)	7	39
Wesdome Gold Mines Ltd (a)	22	151
West Fraser Timber Co. Ltd.	—	27
West Fraser Timber Co. Ltd.	—	16
WestRock Company	1	45
Wheaton Precious Metals Corp.	1	38
		13,731
Utilities 2.6%
Ameren Corporation	7	566
American Electric Power Company, Inc.	9	750
Beijing Enterprises Holdings Limited	51	142
CMS Energy Corporation	1	77
Dominion Energy, Inc.	24	1,637
DTE Energy Company	3	296
Duke Energy Corporation	1	132
Electric Power Development Co., Ltd. - Class D	21	292
Engie	72	830
Exelon Corporation	11	429
FirstEnergy Corp.	3	100
Iberdrola, Sociedad Anonima	1	13
National Grid PLC	52	537
NextEra Energy, Inc.	7	523
NiSource Inc.	6	157
PG&E Corporation (a)	16	196
Sempra Energy	8	1,193
The Southern Company	36	2,439
WEC Energy Group Inc.	2	200
Xcel Energy Inc.	7	417
		10,926
Energy 2.5%
Aker BP ASA	2	48
Baker Hughes Company - Class A	1	19
Cactus, Inc. - Class A	1	29
Canadian Natural Resources Limited	1	34
ChampionX Corporation	1	24
Chevron Corporation	5	663
ConocoPhillips	7	748
Devon Energy Corporation	2	124
EOG Resources, Inc.	3	376
Equinor ASA	44	1,444
Equitrans Midstream Corporation	4	27
Exxon Mobil Corporation	24	2,109
Galp Energia, SGPS, S.A.	5	51
Halliburton Company	9	216
Hess Corporation	2	254
Liberty Energy Inc. - Class A (a)	1	17
Magnolia Oil & Gas Corporation - Class A	2	39
Marathon Petroleum Corporation	2	186
NAC Kazatomprom JSC - GDR (b)	2	48
Pioneer Natural Resources Company	1	225
Shell PLC - Class A	3	72
Shell PLC - Class A - ADR	11	559
TC Energy Corporation	12	466
TechnipFMC PLC	3	26
Tenaris S.A. - ADR	1	23
TGS ASA	1	15
The Williams Companies, Inc.	6	171
TotalEnergies SE	41	1,944
TotalEnergies SE - ADR	5	232
Woodside Energy Group Ltd	4	89
Worley Limited	56	455
		10,733
Real Estate 2.1%
Acadia Realty Trust	5	62
Alexandria Real Estate Equities, Inc.	1	208
American Homes 4 Rent - Class A	5	161
American Tower Corporation	2	355
Apartment Income REIT Corp.	1	32
Apple Hospitality REIT, Inc.	7	93
AvalonBay Communities, Inc.	2	447
Big Yellow Group PLC	1	16
Camden Property Trust	1	141
Canadian Apartment Properties Real Estate Investment Trust	1	20
Capitaland Group Pte. Ltd.	19	25
China Resources Mixc Lifestyle Services Limited (b)	5	21
Crown Castle Inc.	1	101
Cubesmart, L.P.	4	153
Daiwa Office Investment Corporation	—	28
Derwent London PLC	1	26
Digital Core REIT Management Pte. Ltd. (b) (c)	52	36
Douglas Emmett, Inc.	3	54
EastGroup Properties, Inc.	1	73
Equinix, Inc.	1	492
Equity Lifestyle Properties, Inc.	4	247
Equity Residential	5	333
Essex Property Trust, Inc.	1	226
Extra Space Storage Inc.	1	119
Fabege AB	2	17
Federal Realty Investment Trust	—	13
Gecina	—	11
Goodman Funding Pty Ltd	4	44
Great Portland Estates P L C	49	242
Hongkong Land Holdings Limited	12	51
Hoshino Resorts REIT, Inc.	—	14
Host Hotels & Resorts, Inc.	2	33
Industrial & Infrastructure Fund Investment Corporation.	—	39
KATITAS Co., Ltd. (c)	1	18
Kilroy Realty Corporation	1	51
Kimco Realty Corporation	1	18
Kojamo Oyj (b)	3	35
Lendlease Global Commercial REIT (b)	47	25
Mitsui Fudosan Co., Ltd.	40	767
Mitsui Fudosan Logistics Park Investment Corporation	—	27
Open Doors Technology Inc. - Class A (a) (c)	12	38
Pebblebrook Hotel Trust	3	49
ProLogis Inc.	12	1,229
Public Storage	1	406
Rayonier Inc.	2	55
Regency Centers Corporation	2	122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Rexford Industrial Realty, Inc.	4	203
SBA Communications Corporation	2	580
Scentre Group Limited	206	335
Shurgard Self Storage SA	1	24
Simon Property Group, Inc.	3	263
SL Green Realty Corp. (c)	1	35
Summit Industrial Income REIT	5	63
Sun Communities, Inc.	—	14
Sun Hung Kai Properties Limited	4	44
Terreno Realty Corporation	2	112
The Howard Hughes Corporation (a)	—	14
The Unite Group PLC	3	31
Tokyo Tatemono Co., Ltd.	2	30
Ventas, Inc.	2	85
Warehouses De Pauw	1	29
Welltower OP LLC	4	256
Weyerhaeuser Company	7	201
Wharf Real Estate Investment Company Limited	9	41
		9,133
Total Common Stocks (cost $290,379)		264,804
GOVERNMENT AND AGENCY OBLIGATIONS 17.9%
Mortgage-Backed Securities 9.0%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	83	78
3.00%, 11/01/34 - 01/01/50	471	418
1.50%, 04/01/37	30	25
2.50%, 04/01/37 - 05/01/52	2,736	2,312
4.00%, 06/01/37 - 02/01/50	392	367
5.00%, 12/01/41 - 08/01/52	1,221	1,194
2.00%, 03/01/42 - 05/01/52	3,863	3,142
5.50%, 05/01/44	34	34
4.50%, 05/01/50	29	28
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 10/01/52	5,017	4,277
3.00%, 11/01/33 - 07/01/50	4,238	3,790
3.50%, 12/01/33 - 01/01/52	2,926	2,691
1.50%, 04/01/37 - 01/01/42	850	715
4.00%, 06/01/37 - 09/01/52	1,932	1,812
5.00%, 06/01/40 - 08/01/52	330	332
4.50%, 04/01/41 - 08/01/52	1,449	1,403
6.00%, 07/01/41	212	220
2.00%, 04/01/42 - 04/01/52	5,633	4,579
5.50%, 05/01/44	202	206
TBA, 3.00%, 10/15/52 (e)	510	443
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,470	1,357
3.00%, 05/15/43 - 06/20/52	1,938	1,723
4.50%, 07/20/45 - 08/20/47	350	344
4.00%, 09/20/45 - 10/20/50	666	627
5.50%, 03/20/48 - 03/20/49	165	168
5.00%, 05/20/48 - 06/20/49	245	243
2.50%, 08/20/50 - 01/20/52	2,417	2,084
2.00%, 03/20/51 - 05/20/52	2,214	1,852
2.00%, 07/20/51 (e)	215	180
TBA, 4.00%, 10/15/52 (e)	25	23
TBA, 4.50%, 10/15/52 (e)	500	478
TBA, 5.00%, 10/15/52 (e)	185	181
TBA, 5.50%, 10/15/52 (e)	890	888
		38,214
U.S. Treasury Note 5.1%
Treasury, United States Department of
0.13%, 05/31/23	130	127
0.25%, 08/31/25	600	534
0.38%, 11/30/25	4,555	4,038
0.88%, 06/30/26	7,395	6,547
0.75%, 08/31/26	1,750	1,535
1.88%, 02/28/27 - 02/15/32	6,245	5,572
2.75%, 07/31/27	550	518
0.63%, 05/15/30	700	551
1.25%, 08/15/31	2,820	2,279
		21,701
U.S. Treasury Bond 2.7%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,499
1.13%, 05/15/40	790	493
1.88%, 02/15/41 - 02/15/51	2,195	1,497
1.75%, 08/15/41	615	420
3.13%, 11/15/41	485	422
3.00%, 08/15/48 (f)	4,675	3,950
2.00%, 02/15/50 - 08/15/51	2,560	1,752
1.25%, 05/15/50	300	168
1.38%, 08/15/50	380	220
2.38%, 05/15/51	125	93
		11,514
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	272
Bay Area Toll Authority
6.91%, 10/01/50	235	286
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	228
California, State of
7.55%, 04/01/39	240	299
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	224
Chicago Transit Authority
6.90%, 12/01/40	300	337
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	129
3.09%, 11/01/40	260	199
Great Lakes Water Authority
3.06%, 07/01/39	60	47
Houston, City of
2.39%, 07/01/31	70	56
Municipal Electric Authority of Georgia
6.66%, 04/01/57	336	371
Oregon Department of Transportation
1.76%, 11/15/32	190	144
Texas A&M University
3.33%, 05/15/39	250	205
Trustees of the California State University
2.80%, 11/01/41	350	244
		3,041
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 3.28%, (SOFR 30-Day Average + 1.00%), 12/26/41 (g)	57	56
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 2.98%, (SOFR 30-Day Average + 0.70%), 08/25/33 (g)	36	35
Series 2021-M1-DNA2, REMIC, 3.08%, (SOFR 30-Day Average + 0.80%), 08/25/33 (g)	27	27
Series 2021-M2-DNA3, REMIC, 4.38%, (SOFR 30-Day Average + 2.10%), 10/25/33 (g)	85	80
Series 2021-M1-DNA7, REMIC, 3.13%, (SOFR 30-Day Average + 0.85%), 11/25/41 (g)	200	195
Series 2022-M1A-HQA1, REMIC, 4.38%, (SOFR 30-Day Average + 2.10%), 03/25/42 (g)	199	198
Series 2022-M1A-DNA3, REMIC, 4.28%, (SOFR 30-Day Average + 2.00%), 04/25/42 (g)	244	242
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	69	14
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 4.18%, (1 Month USD LIBOR + 1.10%), 11/26/29 (g)	68	67
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	94
		1,008
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	153
3.50%, 02/12/34	360	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
3.30%, 01/19/33	350	271
Manitoba, Province of
2.60%, 04/16/24	176	171
		868
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.63%, 01/15/24 - 07/15/32 (h)	11	11
0.50%, 04/15/24 (h)	4	4
0.13%, 07/15/24 - 02/15/52 (h)	134	120
0.25%, 01/15/25 (h)	52	50
0.38%, 07/15/25 (h)	14	14
0.75%, 02/15/42 (h)	4	3
		202
Total Government And Agency Obligations (cost $87,775)		76,548
CORPORATE BONDS AND NOTES 13.3%
Financials 3.9%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	311
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (i)	180	176
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	372
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (i)	48	45
AIA Group Limited
3.13%, 03/13/23 (b)	400	397
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (i)	150	123
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	151
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	161
Bank of America Corporation
2.65%, 03/11/32	250	195
2.68%, 06/19/41	340	220
4.33%, 03/15/50	175	138
Barclays PLC
2.85%, 05/07/26 (j)	250	227
2.28%, 11/24/27 (j)	200	167
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (i)	275	270
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	220
BPCE
4.00%, 09/12/23 (i)	510	506
BroadStreet Partners, Inc.
5.88%, 04/15/29 (i)	280	221
Capital One Financial Corporation
3.65%, 05/11/27	240	220
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	84
CNO Global Funding
2.65%, 01/06/29 (i)	445	370
Corebridge Financial, Inc.
4.40%, 04/05/52 (i)	415	317
Credit Suisse Group AG
3.00%, 12/14/23 (g) (i)	275	273
Danske Bank A/S
1.23%, 06/22/24 (i)	435	402
Discover Bank
2.70%, 02/06/30	250	196
EG Global Finance PLC
6.75%, 02/07/25 (i)	400	359
Fifth Third Bancorp
1.63%, 05/05/23	80	79
FirstCash Holdings, Inc.
5.63%, 01/01/30 (i)	280	240
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	156
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	155
HUB International Limited
5.63%, 12/01/29 (i)	325	271
JPMorgan Chase & Co.
3.38%, 05/01/23	475	472
3.63%, 12/01/27	300	272
2.96%, 05/13/31	110	87
KeyCorp
2.25%, 04/06/27	280	243
Liberty Mutual Group Inc.
4.25%, 06/15/23 (i)	100	99
Lincoln National Corporation
3.80%, 03/01/28	325	300
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	124
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	371
Moody's Corporation
2.00%, 08/19/31	310	237
Morgan Stanley
3.13%, 07/27/26	275	253
3.97%, 07/22/38	300	239
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	327
Nationwide Building Society
1.50%, 10/13/26 (i)	380	323
NatWest Group PLC
4.52%, 06/25/24 (j)	375	371
New York Life Global Funding
1.10%, 05/05/23 (i)	60	59
Nordea Bank AB
1.00%, 06/09/23 (i)	235	229
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (i)	30	22
PNC Bank, National Association
3.50%, 06/08/23	275	273
Pricoa Global Funding I
3.45%, 09/01/23 (i)	600	594
Protective Life Global Funding
1.08%, 06/09/23 (i)	235	229
Rocket Mortgage, LLC
4.00%, 10/15/33 (i)	227	157
Royal Bank of Canada
1.60%, 04/17/23 (j)	205	202
Ryan Specialty Group, LLC
4.38%, 02/01/30 (i)	210	178
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	158
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	167
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	181
2.61%, 01/12/28 (i)	200	168
Synchrony Financial
4.25%, 08/15/24	335	327
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	326
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	511
The Toronto-Dominion Bank
3.50%, 07/19/23	525	521
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	359
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (i)	355	286
Wells Fargo & Company
2.39%, 06/02/28	155	133
3.07%, 04/30/41	535	368
Willis North America Inc.
3.60%, 05/15/24	150	146
4.50%, 09/15/28	195	181
		16,515

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.5%
Adient Global Holdings Ltd
4.88%, 08/15/26 (i)	270	236
Allison Transmission, Inc.
3.75%, 01/30/31 (i)	155	119
Amazon.com, Inc.
3.88%, 08/22/37	225	196
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	363
Bath & Body Works, Inc.
5.25%, 02/01/28	180	157
Carnival Corporation
5.75%, 03/01/27 (i)	455	319
Carvana Co.
10.25%, 05/01/30 (c) (i)	135	90
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	210
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (i)	266	195
Expedia Group, Inc.
5.00%, 02/15/26	73	71
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	260
Hasbro, Inc.
3.00%, 11/19/24 (k)	155	149
3.55%, 11/19/26	235	217
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (i)	137	105
Hyundai Capital America
2.38%, 02/10/23 (i)	105	104
1.65%, 09/17/26 (i)	245	207
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (i)	265	184
Life Time, Inc.
5.75%, 01/15/26 (i)	234	214
LSF9 Atlantis
7.75%, 02/15/26 (i)	480	429
Magallanes, Inc.
5.05%, 03/15/42 (i)	335	251
Magic Mergeco, Inc.
7.88%, 05/01/29 (c) (i)	275	159
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (i)	310	215
Marriott International, Inc.
4.65%, 12/01/28	305	284
NMG Holding Company, Inc.
7.13%, 04/01/26 (i)	215	199
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	139
QVC, Inc.
4.45%, 02/15/25	275	233
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	383
Studio City Finance Limited
5.00%, 01/15/29 (i)	235	105
Tempur Sealy International, Inc.
3.88%, 10/15/31 (i)	148	108
The TJX Companies, Inc.
1.60%, 05/15/31	155	118
Wheel Pros, Inc.
6.50%, 05/15/29 (i)	300	137
White Cap Parent, LLC
8.25%, 03/15/26 (i) (l)	335	285
Yum! Brands, Inc.
3.63%, 03/15/31	255	203
		6,644
Communication Services 1.5%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	210
AT&T Inc.
4.35%, 03/01/29	35	33
2.25%, 02/01/32	290	219
3.50%, 06/01/41	230	165
Baidu, Inc.
3.88%, 09/29/23	275	272
CCO Holdings, LLC
4.50%, 05/01/32	275	210
Charter Communications Operating, LLC
4.50%, 02/01/24	550	544
Comcast Corporation
2.65%, 02/01/30	70	59
3.90%, 03/01/38	200	164
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	285	213
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	172
DISH DBS Corporation
7.38%, 07/01/28	360	242
DKT Finance ApS
9.38%, 06/17/23 (i)	200	193
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	106
6.00%, 01/15/30 (c) (i)	110	86
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (i)	25	21
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (i)	205	167
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (i)	175	145
Level 3 Financing, Inc.
3.63%, 01/15/29 (i)	315	233
Millennium Escrow Corporation
6.63%, 08/01/26 (i)	145	116
News Corporation
5.13%, 02/15/32 (i)	75	66
Northwest Fiber, LLC
4.75%, 04/30/27 (i)	270	236
Omnicom Group Inc.
3.65%, 11/01/24	100	97
Outfront Media Capital Corporation
4.25%, 01/15/29 (i)	265	208
Radiate HoldCo, LLC
6.50%, 09/15/28 (i)	290	201
Rogers Communications Inc.
4.50%, 03/15/42 (i)	315	254
Sinclair Television Group, Inc.
4.13%, 12/01/30 (i)	300	227
Telesat Canada
6.50%, 10/15/27 (i)	184	68
Tencent Holdings Limited
2.99%, 01/19/23 (i)	375	373
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (i)	240	183
Urban One, Inc.
7.38%, 02/01/28 (i)	330	280
Verizon Communications Inc.
4.27%, 01/15/36	175	149
2.65%, 11/20/40	135	88
4.00%, 03/22/50	150	115
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	170
Weibo Corporation
3.50%, 07/05/24	355	339
		6,624
Energy 1.5%
APT Pipelines Limited
4.25%, 07/15/27 (i)	225	208
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	120	117
5.88%, 06/30/29 (i)	240	214
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	93
Canadian Natural Resources Limited
2.95%, 07/15/30	170	140
Chevron Corporation
2.00%, 05/11/27	115	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (i)	200	179
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	120	111
Enbridge Inc.
4.25%, 12/01/26	275	262
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (i)	230	212
Energy Transfer LP
5.25%, 04/15/29	120	113
3.75%, 05/15/30	75	64
Eni S.p.A.
4.00%, 09/12/23 (i)	200	197
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (i)	220	219
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	245	229
Hess Corporation
4.30%, 04/01/27	150	141
Hess Infrastructure Partners LP
4.25%, 02/15/30 (i)	210	170
5.50%, 10/15/30 (i)	55	47
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	325	289
Occidental Petroleum Corporation
8.50%, 07/15/27	105	113
6.38%, 09/01/28	180	180
6.63%, 09/01/30	45	46
6.45%, 09/15/36	55	55
PDV America, Inc.
9.25%, 08/01/24 (c) (i)	360	357
Pioneer Natural Resources Company
1.13%, 01/15/26	115	100
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	50
Saudi Arabian Oil Company
2.88%, 04/16/24 (i)	455	440
SM Energy Company
5.63%, 06/01/25	45	43
6.50%, 07/15/28 (c)	60	57
Sunoco LP
4.50%, 05/15/29 - 04/30/30	255	211
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (i)	320	272
Total Capital International
2.99%, 06/29/41	265	189
USA Compression Finance Corp.
6.88%, 09/01/27	265	241
Weatherford International Ltd.
8.63%, 04/30/30 (i)	236	206
Williams Partners L.P.
5.10%, 09/15/45	175	148
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	439
		6,254
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	281
4.70%, 05/14/45	100	85
4.25%, 11/21/49	195	157
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	214
Banner Health
1.90%, 01/01/31	70	54
Bausch Health Companies Inc.
9.25%, 04/01/26 (i)	105	62
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (i)	250	114
Becton, Dickinson and Company
3.70%, 06/06/27	180	168
2.82%, 05/20/30	140	117
Biogen Inc.
2.25%, 05/01/30	320	253
Cigna Corporation
3.00%, 07/15/23	500	494
CommonSpirit Health
2.76%, 10/01/24	105	100
2.78%, 10/01/30	75	60
Community Health Systems, Inc.
6.88%, 04/01/28 (i)	285	130
5.25%, 05/15/30 (i)	105	73
CVS Health Corporation
5.05%, 03/25/48	475	419
Herbalife International, Inc.
4.88%, 06/01/29 (i)	230	164
Humana Inc.
2.15%, 02/03/32	120	91
Mednax, Inc.
5.38%, 02/15/30 (i)	210	175
Northwell Health, Inc.
3.98%, 11/01/46	175	134
PerkinElmer, Inc.
1.90%, 09/15/28	210	169
Perrigo Finance Unlimited Company
4.40%, 06/15/30 (k) (m)	315	258
Providence St. Joseph Health
3.93%, 10/01/48	550	437
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	138	135
Stanford Health Care
3.80%, 11/15/48	150	116
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	109
UnitedHealth Group Incorporated
2.90%, 05/15/50	270	178
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	268
		5,015
Industrials 0.8%
Air Lease Corporation
2.20%, 01/15/27	60	51
ARD Finance S.A.
6.50%, 06/30/27 (i) (l)	400	274
Bombardier Inc.
7.88%, 04/15/27 (i)	245	225
Canadian Pacific Railway Limited
1.75%, 12/02/26	105	92
Deluxe Corporation
8.00%, 06/01/29 (i)	310	252
Granite US Holdings Corporation
11.00%, 10/01/27 (i)	222	210
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (i)	265	237
Kansas City Southern
2.88%, 11/15/29	210	179
3.50%, 05/01/50	180	126
Lockheed Martin Corporation
3.55%, 01/15/26	125	121
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (i)	85	70
Pike Corporation
5.50%, 09/01/28 (i)	255	207
Raytheon Technologies Corporation
3.20%, 03/15/24	350	342
Republic Services, Inc.
3.38%, 11/15/27	100	91
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (i)	25	21
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (i)	360	346
Spirit AeroSystems, Inc.
4.60%, 06/15/28	335	242
Tutor Perini Corporation
6.88%, 05/01/25 (c) (i)	240	180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Waste Connections, Inc.
2.20%, 01/15/32	145	112
		3,378
Real Estate 0.7%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	250
Brookfield Property REIT Inc.
4.50%, 04/01/27 (i)	260	213
Crown Castle Inc.
2.25%, 01/15/31	185	141
2.10%, 04/01/31	255	191
Duke Realty Limited Partnership
4.00%, 09/15/28	410	382
Essex Portfolio, L.P.
3.38%, 04/15/26	525	490
Healthpeak Properties, Inc.
2.13%, 12/01/28	85	70
Highwoods Realty Limited Partnership
3.63%, 01/15/23 (c)	125	124
Kimco Realty Corporation
3.30%, 02/01/25	150	144
Public Storage
1.95%, 11/09/28	125	104
Realty Income Corporation
2.20%, 06/15/28	75	63
Regency Centers, L.P.
3.60%, 02/01/27	100	93
Service Properties Trust
3.95%, 01/15/28	208	142
Simon Property Group, L.P.
2.65%, 02/01/32	350	273
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	155
VICI Properties Inc.
4.13%, 08/15/30 (i)	250	209
W.P. Carey Inc.
3.85%, 07/15/29	150	132
		3,176
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	173
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	259
B. A. T. Capital Corporation
4.39%, 08/15/37	295	210
Coty Inc.
6.50%, 04/15/26 (c) (i)	120	111
4.75%, 01/15/29 (i)	295	252
Danone
2.95%, 11/02/26 (i)	250	230
Diageo Capital PLC
1.38%, 09/29/25	210	190
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	265	194
RELX Capital Inc.
3.00%, 05/22/30	95	80
Rite Aid Corporation
7.50%, 07/01/25 (i)	289	219
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	450	297
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	112
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	310	237
		2,583
Utilities 0.6%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (i)	209	207
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	45
3.70%, 01/15/39 (i)	50	39
Clearway Energy Operating LLC
3.75%, 02/15/31 (i)	273	217
CMS Energy Corporation
3.00%, 05/15/26	100	92
Duke Energy Progress, LLC
3.70%, 10/15/46	100	76
Enel Finance International N.V.
1.88%, 07/12/28 (i)	200	156
Eversource Energy
3.30%, 01/15/28	100	90
FirstEnergy Corp.
7.38%, 11/15/31	225	249
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	241
NiSource Finance Corp.
3.95%, 03/30/48	150	112
Pacific Gas And Electric Company
2.10%, 08/01/27	135	109
State Grid Overseas Investment Limited
3.75%, 05/02/23 (i)	400	398
Virginia Electric and Power Company
4.00%, 01/15/43	275	217
Vistra Operations Company LLC
3.55%, 07/15/24 (i)	140	133
		2,381
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	164
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	254
Element Solutions Inc.
3.88%, 09/01/28 (i)	110	89
ERO Copper Corp.
6.50%, 02/15/30 (i)	345	258
GrafTech Finance Inc.
4.63%, 12/15/28 (i)	285	213
Legacy Vulcan Corp.
4.50%, 06/15/47	100	81
LYB International Finance II B.V.
3.50%, 03/02/27	325	297
Novelis Corporation
3.88%, 08/15/31 (i)	225	168
Nucor Corporation
3.95%, 05/01/28	250	231
Polar US Borrower, LLC
6.75%, 05/15/26 (i)	285	160
Scih Salt Holdings Inc.
6.63%, 05/01/29 (c) (i)	325	250
Venator Materials Corporation
5.75%, 07/15/25 (c) (i)	284	195
		2,374
Information Technology 0.5%
Amphenol Corporation
2.20%, 09/15/31	90	70
Apple Inc.
2.95%, 09/11/49	200	141
Commscope Finance LLC
8.25%, 03/01/27 (i)	284	235
Entegris, Inc.
3.63%, 05/01/29 (c) (i)	164	131
Fiserv, Inc.
3.20%, 07/01/26	110	101
Microsoft Corporation
2.92%, 03/17/52	100	71
NXP B.V.
3.15%, 05/01/27	35	31
Roper Technologies, Inc.
3.80%, 12/15/26	375	357
Salesforce, Inc.
2.70%, 07/15/41	350	241
Veritas USA Inc.
7.50%, 09/01/25 (i)	350	268
ViaSat, Inc.
6.50%, 07/15/28 (i)	265	178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
VMware, Inc.
1.40%, 08/15/26	320	274
		2,098
Total Corporate Bonds And Notes (cost $67,375)		57,042
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.1%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	337	284
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	108	93
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	34	32
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	122	111
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	36	33
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-A-2A, 4.00%, 03/20/24	395	388
Series 2019-B-2A, 3.55%, 09/20/24	165	159
Barclays Mortgage Loan Trust 2021-NQM1 Trust
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	117	102
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 4.96%, (1 Month USD LIBOR + 2.14%), 10/15/25 (g)	265	261
BFLD Trust 2019-DPLO
Series 2019-C-DPLO, REMIC, 4.36%, (1 Month USD LIBOR + 1.54%), 10/16/34 (g)	215	208
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 4.19%, (1 Month Term SOFR + 1.34%), 02/15/24 (g)	370	356
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	42	39
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	181
BX Commercial Mortgage Trust 2022-LP2
Series 2022-C-LP2, REMIC, 3.85%, (SOFR 30-Day Average + 1.56%), 02/16/27 (g)	145	136
BX Trust 2021-LGCY
Series 2021-C-LGCY, 3.40%, 10/15/36 (g)	295	272
BX Trust 2022-IND
Series 2022-C-IND, REMIC, 5.14%, (1 Month Term SOFR + 2.29%), 04/15/24 (g)	385	364
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	118
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	168
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	145
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 3.65%, (3 Month USD LIBOR + 1.14%), 07/15/36 (g)	250	239
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/12/23 (g)	100	96
CNH Equipment Trust 2019-C
Series 2019-B-C, 2.35%, 10/15/23	260	253
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	15	15
COLT Funding LLC
Series 2021-A1-6, REMIC, 1.91%, 11/25/61 (g)	174	150
COMM 2013-CR23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	312
COMM 2014-UBS2 Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	387
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	106
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (g)	60	52
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	125	120
Series 2020-A2-1A, 3.79%, 07/20/50	83	73
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 4.10%, (3 Month USD LIBOR + 1.12%), 05/22/34 (g)	250	239
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	22	21
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	66	52
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	92
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	110	106
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 3.77%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	129	125
Ford Credit Auto Owner Trust
Series 2020-C-2, 1.74%, 10/15/25	170	153
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 3.78%, (SOFR 30-Day Average + 1.50%), 10/25/41 (g)	115	107
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (g)	150	115
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 4.75%, (1 Month USD LIBOR + 1.93%), 12/15/36 (g) (m)	95	91
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (g)	82	70
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (g)	253	219
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 3.76%, (1 Month USD LIBOR + 1.37%), 10/17/22 (g)	250	244
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (g)	100	85
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	107
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	386
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	130	123
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 3.92%, (1 Month USD LIBOR + 1.10%), 04/15/26 (g)	360	343
MHC Trust 2021-MHC2
Series 2021-D-MHC2, 4.32%, (1 Month USD LIBOR + 1.50%), 05/15/23 (g)	155	144
Mill City Mortgage Loan Trust 2018-1
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (g)	96	93
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	205
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	82	64
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	35	34
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	89	82
Series 2019-A2-CA, 3.13%, 07/15/28	94	91
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 05/15/28	32	29
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 03/15/28	49	43
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 3.82%, (1 Month USD LIBOR + 0.74%), 03/26/68 (g)	69	69
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	285	255

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
New Orleans Hotel Trust 2019-HNLA
Series 2019-C-HNLA, REMIC, 4.41%, (1 Month USD LIBOR + 1.59%), 04/15/32 (g)	199	191
New Residential Mortgage Loan Trust 2019-NQM5
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (g)	63	59
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	21	20
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (g)	205	165
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 4.81%, (1 Month USD LIBOR + 2.00%), 11/15/23 (g)	380	354
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	19	18
Series 2019-2A2-EXP3, REMIC, 4.18%, (1 Month USD LIBOR + 1.10%), 09/25/59 (g)	14	14
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	65	58
Series 2020-2A2-EXP1, REMIC, 4.03%, (1 Month USD LIBOR + 0.95%), 01/26/60 (g)	19	18
Palmer Square CLO Ltd
Series 2021-A-2A, 3.66%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	255	243
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.20%, 11/25/36 (g)	239	199
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (g)	210	181
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	246
ServiceMaster Funding LLC
Series 2021-A2I-1, 2.87%, 07/30/28	173	139
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 4.32%, (1 Month USD LIBOR + 1.50%), 05/15/28 (g)	155	147
SLIDE 2018-FUN
Series 2018-B-FUN, REMIC, 4.32%, (1 Month USD LIBOR + 1.50%), 06/16/31 (g) (m)	374	369
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 4.57%, (1 Month USD LIBOR + 1.75%), 05/17/32 (g)	118	118
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 4.27%, (1 Month USD LIBOR + 1.45%), 08/15/25 (g)	112	112
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 3.69%, (1 Month USD LIBOR + 0.87%), 07/15/36 (g)	64	63
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	73	69
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	237	202
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	136	130
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	44	40
Starwood Mortgage Residential Trust 2021-2
Series 2021-A2-2, REMIC, 1.17%, 05/25/23	41	38
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	110	106
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (g)	95	93
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (m)	74	70
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	187
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	60	53
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (g)	319	268
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	106
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	112
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,364)		13,228
PREFERRED STOCKS 0.6%
Health Care 0.4%
Roche Holding AG	5	1,780
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	5	401
Energy 0.1%
Crestwood Equity Partners LP, 9.25% (n)	12	108
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	6	89
Utilities 0.0%
NextEra Energy, Inc., 5.28%, 03/01/23 (j)	1	61
Total Preferred Stocks (cost $2,326)		2,439
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Consumer Discretionary 0.1%
KNS Acquisition Corp.
Term Loan, 8.50%, (6 Month USD LIBOR + 6.25%), 04/16/27 (g)	248	232
Naked Juice LLC
2nd Lien Term Loan, 8.15%, (SOFR + 6.00%), 01/25/30 (g)	145	131
Staples, Inc.
7 Year Term Loan, 7.78%, (3 Month USD LIBOR + 5.00%), 04/05/26 (g)	271	237
		600
Industrials 0.1%
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (g)	245	237
Tutor Perini Corporation
Term Loan B, 7.13%, (1 Month USD LIBOR + 4.75%), 08/13/27 (g)	270	251
		488
Health Care 0.1%
Bausch Health Companies Inc.
2022 Term Loan B, 8.10%, (1 Month Term SOFR + 5.25%), 01/27/27 (g)	272	208
Consumer Staples 0.1%
Journey Personal Care Corp.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	276	174
Materials 0.0%
BWAY Holding Company
2017 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 04/03/24 (g) (o)	65	60
Total Senior Floating Rate Instruments (cost $1,787)		1,530
SHORT TERM INVESTMENTS 4.8%
Investment Companies 3.4%
JNL Government Money Market Fund, 2.68% (p) (q)	848	848
T. Rowe Price Government Reserve Fund, 3.03% (p) (q)	13,469	13,469
		14,317
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 2.88% (p) (q)	6,081	6,081
Total Short Term Investments (cost $20,398)		20,398
Total Investments 102.1% (cost $484,404)		435,989
Other Derivative Instruments(0.0)%		(18)
Other Assets and Liabilities, Net (2.1)%		(8,877)
Total Net Assets 100.0%		427,094

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $2,256.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $28,038 and 6.6% of the Fund.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/T. Rowe Price Balanced Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management, Inc.	—	57	56	—	(1)	—	—	—

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	03/08/22	303	224	0.1
AIA Group Limited, 3.13%, 03/13/23	08/22/18	399	397	0.1
Amadeus IT Group, S.A.	03/20/20	302	278	0.1
Bridgepoint Group PLC	07/21/21	285	123	—
Cellnex Telecom, S.A.	08/12/21	41	29	—
China Resources Mixc Lifestyle Services Limited	03/05/21	26	21	—
Covestro AG	03/25/20	515	281	0.1
Digital Core REIT Management Pte. Ltd.	11/29/21	53	36	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/28/14	65	—	—
Kojamo Oyj	08/14/18	50	35	—
Lendlease Global Commercial REIT	06/20/22	27	25	—
NAC Kazatomprom JSC	06/14/21	57	48	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/28/14	41	—	—
Public Joint Stock Society Polyus	04/28/14	27	—	—
Samsonite International S.A.	07/25/19	180	252	0.1
Siemens Healthineers AG	08/14/18	622	600	0.1
TE Connectivity Ltd.	05/26/22	135	121	—
Zalando SE	08/14/18	438	187	—
		3,566	2,657	0.6

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	22	January 2023	4,590	(3)	(71)
United States 5 Year Note	57	January 2023	6,339	(15)	(211)
				(18)	(282)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	191,398	73,406	—	264,804
Government And Agency Obligations	—	76,548	—	76,548
Corporate Bonds And Notes	—	57,042	—	57,042
Non-U.S. Government Agency Asset-Backed Securities	—	13,228	—	13,228
Preferred Stocks	2,439	—	—	2,439
Senior Floating Rate Instruments	—	1,530	—	1,530
Short Term Investments	20,398	—	—	20,398
	214,235	221,754	—	435,989
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(282)	—	—	(282)
	(282)	—	—	(282)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 63.1%
Information Technology 20.8%
Apple Inc. (a)	2,329	321,870
Black Knight, Inc. (b)	448	28,999
MasterCard Incorporated - Class A	239	67,844
Microsoft Corporation (a)	2,602	606,020
NVIDIA Corporation	339	41,151
NXP Semiconductors N.V.	1,340	197,705
Roper Technologies, Inc.	460	165,556
Salesforce, Inc. (b)	626	90,015
TE Connectivity Ltd. (c)	2,301	253,938
Teledyne Technologies Incorporated (b)	302	101,750
Texas Instruments Incorporated	1,325	205,045
Visa Inc. - Class A	351	62,349
		2,142,242
Health Care 14.1%
Alcon AG	1,195	69,518
Avantor, Inc. (b)	3,614	70,836
Becton, Dickinson and Company	950	211,633
Catalent, Inc. (b)	867	62,716
Danaher Corporation	927	239,469
Embecta Corp.	2	61
Hologic, Inc. (b)	123	7,966
PerkinElmer, Inc.	2,006	241,409
Teleflex Incorporated	480	96,785
Thermo Fisher Scientific Inc. (a)	472	239,628
UnitedHealth Group Incorporated (a)	409	206,412
		1,446,433
Industrials 9.8%
Aurora Innovations Inc. - Class A (b)	7,673	16,958
Equifax Inc.	244	41,874
Fortive Corporation	4,368	254,653
General Electric Company (a)	3,363	208,225
Ingersoll Rand Inc.	4,568	197,612
TransUnion	2,189	130,216
Waste Connections, Inc.	1,204	162,696
		1,012,234
Consumer Discretionary 6.1%
Amazon.com, Inc. (a) (b)	2,346	265,099
Starbucks Corporation (a)	895	75,446
Yum! Brands, Inc. (a)	2,659	282,749
		623,294
Financials 5.9%
Intercontinental Exchange, Inc.	1,709	154,372
K.K.R. Co., Inc. - Class A	548	23,571
Marsh & Mclennan Companies, Inc.	641	95,647
MSCI Inc. - Class A	161	67,848
The PNC Financial Services Group, Inc. (a)	1,810	270,523
		611,961
Communication Services 3.6%
Alphabet Inc. - Class A (a) (b)	1,742	166,620
Alphabet Inc. - Class C (b)	1,457	140,075
Meta Platforms, Inc. - Class A (b)	433	58,793
		365,488
Utilities 1.2%
Ameren Corporation	1,431	115,270
Public Service Enterprise Group Incorporated	180	10,138
		125,408
Energy 0.8%
EOG Resources, Inc.	335	37,385
Pioneer Natural Resources Company	207	44,735
		82,120
Consumer Staples 0.7%
Keurig Dr Pepper Inc. (a)	1,921	68,822
Materials 0.1%
Linde Public Limited Company	58	15,555
Total Common Stocks (cost $7,317,788)		6,493,557
SENIOR FLOATING RATE INSTRUMENTS 14.8%
Financials 4.2%
Acrisure, LLC
2021 Incremental Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/15/27 (d)	5,386	4,921
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 05/07/25 (d) (e)	4,440	4,248
2018 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 05/07/25 (d)	36,908	35,311
Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 05/10/25 (d) (e)	768	735
Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 05/10/25 (d)	13,299	12,729
2021 Term Loan B4, 6.49%, (1 Month USD LIBOR + 3.50%), 11/06/27 (d)	47,311	44,768
Eagle Broadband Investments LLC
Term Loan, 5.31%, (3 Month USD LIBOR + 3.00%), 10/19/27 (d)	5,245	4,996
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (d) (e)	2,549	2,448
2018 Term Loan B, 5.55%, (3 Month USD LIBOR + 3.00%), 04/25/25 (d)	443	425
2018 Term Loan B, 5.77%, (3 Month USD LIBOR + 3.00%), 04/25/25 (d)	169,209	162,476
2021 Term Loan B, 5.78%, (3 Month USD LIBOR + 3.25%), 04/25/25 (d)	301	290
2021 Term Loan B, 5.98%, (3 Month USD LIBOR + 3.25%), 04/25/25 (d)	118,275	113,766
Hyperion Insurance Group Ltd.
2021 Term Loan B, 5.81%, (1 Month USD LIBOR + 3.25%), 11/12/27 (d)	43,734	41,602
Ryan Specialty Group, LLC
Term Loan, 5.56%, (1 Month Term SOFR + 3.00%), 07/23/27 (d)	7,360	7,102
		435,817
Information Technology 3.7%
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/06/24 (d) (e)	3,091	3,011
2017 1st Lien Term Loan, 5.25%, (3 Month USD LIBOR + 3.00%), 09/06/24 (d)	31,830	30,998
2021 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 09/19/25 (d) (e)	1,547	1,518
2021 2nd Lien Term Loan, 7.75%, (3 Month USD LIBOR + 5.50%), 09/19/25 (d)	2,091	2,052
Arches Buyer Inc.
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 12/06/27 (d)	6,687	5,997
Ascend Learning, LLC
2021 Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 11/18/28 (d)	47,714	43,945
2021 2nd Lien Term Loan, 8.27%, (1 Month USD LIBOR + 5.75%), 11/18/29 (d)	7,685	6,652
CoreLogic, Inc.
Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 04/14/28 (d)	10,693	7,993
2nd Lien Term Loan, 9.06%, (1 Month USD LIBOR + 6.50%), 04/13/29 (d) (f)	1,245	834
Emerald TopCo Inc
Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/16/26 (d)	35,935	32,611
Entegris, Inc.
2022 Term Loan B, 5.46%, (SOFR + 3.00%), 03/02/29 (d)	2,422	2,401
2022 Term Loan B, 5.60%, (SOFR + 3.00%), 03/02/29 (d)	8,254	8,181
Press Ganey Holdings, Inc.
2022 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 07/24/26 (d) (e)	1,606	1,524
2022 Incremental Term Loan, 6.31%, (1 Month Term SOFR + 3.75%), 07/24/26 (d)	4,590	4,165
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 07/25/26 (d) (e)	1,503	1,366
2021 Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 07/25/26 (d)	6,157	5,595

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 06/01/26 (d)	8,593	8,121
RealPage, Inc
1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 02/18/28 (d)	44,277	41,412
2nd Lien Term Loan, 9.02%, (1 Month USD LIBOR + 6.50%), 02/17/29 (d)	1,300	1,252
Sophia, L.P.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 10/07/27 (d)	12,885	12,370
2022 Incremental Term Loan B, 6.71%, (SOFR + 4.25%), 10/07/27 (d)	3,292	3,172
Storable, Inc
Term Loan B, 5.96%, (1 Month Term SOFR + 3.50%), 04/17/28 (d)	1,453	1,362
Term Loan B, 6.08%, (3 Month Term SOFR + 3.50%), 04/17/28 (d)	731	685
Ultimate Software Group Inc (The)
2021 Term Loan, 5.54%, (3 Month USD LIBOR + 3.25%), 05/03/26 (d)	154,362	146,516
2021 2nd Lien Term Loan, 7.54%, (3 Month USD LIBOR + 5.25%), 05/03/27 (d)	7,320	6,881
		380,614
Health Care 2.7%
ADMI Corp.
2021 Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.00%), 04/03/25 (d) (e)	1,157	1,050
2021 Incremental Term Loan B3, 6.27%, (1 Month USD LIBOR + 3.75%), 12/23/27 (d)	35,889	31,851
2021 Term Loan B2, 0.00%, (1 Month USD LIBOR + 3.38%), 12/31/27 (d) (e)	596	524
2021 Term Loan B2, 5.90%, (1 Month USD LIBOR + 3.38%), 12/31/27 (d)	17,886	15,728
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (e)	6,261	5,597
2022 Term Loan B, 6.58%, (1 Month Term SOFR + 3.50%), 01/27/29 (d)	36,847	32,941
EyeCare Partners, LLC
2020 Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 02/05/27 (d)	8,197	7,418
2021 Incremental Term Loan, 6.00%, (3 Month USD LIBOR + 3.75%), 10/14/28 (d)	2,030	1,893
Heartland Dental, LLC
2018 1st Lien Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 04/17/25 (d)	46,442	42,669
2021 Incremental Term Loan, 7.08%, (1 Month USD LIBOR + 4.00%), 04/30/25 (d)	10,374	9,585
Medline Borrower, LP
USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 09/30/28 (d)	96,648	88,704
Pacific Dental Services,LLC
2021 Term Loan, 6.49%, (1 Month USD LIBOR + 3.50%), 04/21/28 (d)	2,997	2,879
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 02/01/25 (d)	7,226	6,630
2018 Incremental Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 02/14/25 (d)	16,329	15,002
2018 2nd Lien Term Loan, 8.77%, (1 Month USD LIBOR + 6.25%), 01/30/26 (d)	990	944
PetVet Care Centers, LLC
2021 Term Loan B3, 6.02%, (1 Month USD LIBOR + 3.50%), 02/14/25 (d)	16,653	15,341
		278,756
Consumer Discretionary 2.0%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 02/01/24 (d)	57,261	56,474
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 0.00%, (1 Month USD LIBOR + 1.75%), 10/25/23 (d) (e)	1,481	1,431
IRB Holding Corp
2020 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 02/05/25 (d) (e)	300	290
2020 Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 02/05/25 (d)	19,310	18,631
2022 Term Loan B, 5.70%, (SOFR + 3.00%), 12/15/27 (d)	14,114	13,197
Life Time Fitness Inc
2021 Term Loan B, 7.82%, (3 Month USD LIBOR + 4.75%), 12/31/24 (d)	4,193	4,135
Loire Finco Luxembourg S.a.r.l.
Term Loan, 5.77%, (1 Month USD LIBOR + 3.25%), 01/24/27 (d)	25,903	24,220
Mileage Plus Holdings LLC
2020 Term Loan B, 8.78%, (3 Month USD LIBOR + 5.25%), 12/31/23 (d)	52,498	52,620
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 5.56%, (1 Month USD LIBOR + 3.00%), 08/12/28 (d)	10,774	10,321
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 6.46%, (3 Month USD LIBOR + 3.75%), 09/16/27 (d)	14,369	14,380
WOOF Holdings, Inc
1st Lien Term Loan, 7.32%, (3 Month USD LIBOR + 3.75%), 12/16/27 (d)	3,753	3,537
		199,236
Industrials 1.9%
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 5.52%, (1 Month USD LIBOR + 3.00%), 10/30/26 (d)	19,443	18,762
Filtration Group Corporation
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 03/27/25 (d) (e)	2,238	2,145
2018 1st Lien Term Loan, 5.52%, (1 Month USD LIBOR + 3.00%), 03/27/25 (d)	11,236	10,769
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (d)	10,110	9,422
2021 Incremental Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 10/19/28 (d)	10,410	9,859
Polaris Newco LLC
USD Term Loan B, 6.52%, (1 Month USD LIBOR + 4.00%), 06/03/28 (d)	5,026	4,627
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 05/16/24 (d) (e)	5,499	5,343
2017 Repriced Term Loan, 5.00%, (3 Month USD LIBOR + 2.75%), 05/16/24 (d)	69,255	67,293
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/02/26 (d) (e)	6,253	6,008
2019 Incremental Term Loan B, 5.50%, (3 Month USD LIBOR + 3.25%), 12/02/26 (d)	34,340	32,995
Vertical US Newco Inc
Term Loan B, 6.87%, (6 Month USD LIBOR + 3.50%), 07/29/27 (d)	32,531	31,121
		198,344
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 6.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (d)	32,607	30,261
Communication Services 0.0%
Charter Communications Operating, LLC
2019 Term Loan B1, 0.00%, (1 Month USD LIBOR + 1.75%), 04/30/25 (d) (e)	2,343	2,296
Total Senior Floating Rate Instruments (cost $1,607,236)		1,525,324
GOVERNMENT AND AGENCY OBLIGATIONS 9.4%
U.S. Treasury Note 9.4%
Treasury, United States Department of
1.50%, 01/31/27	188,203	168,736
1.88%, 02/28/27	136,751	124,529
2.50%, 03/31/27	169,358	158,191
2.75%, 08/15/32	562,713	514,706
Total Government And Agency Obligations (cost $997,016)		966,162
CORPORATE BONDS AND NOTES 7.2%
Consumer Discretionary 2.6%
Clarios Global LP
6.75%, 05/15/25 (g)	3,161	3,097
6.25%, 05/15/26 (g)	6,037	5,765
8.50%, 05/15/27 (g) (h)	18,995	18,154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (g)	1,992	1,949
5.75%, 05/01/28 (g)	466	438
3.75%, 05/01/29 (g)	3,848	3,186
4.88%, 01/15/30	175	153
4.00%, 05/01/31 (g)	5,003	4,047
3.63%, 02/15/32 (g)	4,073	3,123
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	873	800
KFC Holding Co.
4.75%, 06/01/27 (g)	27,816	25,867
Life Time, Inc.
5.75%, 01/15/26 (g)	14,391	13,152
Magnum Management Corporation
5.50%, 05/01/25 (g)	14,943	14,391
5.38%, 04/15/27	21,531	20,011
6.50%, 10/01/28	11,557	10,713
5.25%, 07/15/29	17,375	14,931
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (g)	7,006	6,862
Shutterfly, LLC
8.50%, 10/01/26 (g)	4,560	2,920
Six Flags Operations Inc.
4.88%, 07/31/24 (g)	44,430	42,385
5.50%, 04/15/27 (g) (h)	30,309	26,781
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	5,821	5,840
SkyMiles IP Ltd.
4.75%, 10/20/28 (g)	7,255	6,760
Vail Resorts, Inc.
6.25%, 05/15/25 (g)	1,490	1,471
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	3,505	3,061
3.63%, 03/15/31	5,368	4,278
4.63%, 01/31/32	11,014	9,245
5.38%, 04/01/32	10,399	9,215
6.88%, 11/15/37	3,355	3,354
5.35%, 11/01/43	12,469	9,918
		271,867
Communication Services 1.6%
Altice France
10.50%, 05/15/27 (g)	13,635	10,728
Arches Buyer Inc.
4.25%, 06/01/28 (g)	65	51
CCO Holdings, LLC
5.50%, 05/01/26 (g)	2,850	2,701
5.13%, 05/01/27 (g)	71,656	64,671
5.00%, 02/01/28 (g)	55,914	48,742
Lamar Media Corp.
3.75%, 02/15/28	7,273	6,295
3.63%, 01/15/31	1,290	1,025
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (g)	820	792
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	16,259	14,919
Snap Inc.
0.00%, 05/01/27 (i) (j)	6,066	4,205
Spotify USA Inc.
0.00%, 03/15/26 (i) (j)	10,038	7,911
Twitter, Inc.
5.00%, 03/01/30 (g)	3,600	3,457
		165,497
Financials 1.5%
Acrisure, LLC
7.00%, 11/15/25 (g)	20,525	18,766
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (g)	3,540	3,036
6.75%, 10/15/27 (g)	15,934	13,808
5.88%, 11/01/29 (g)	5,161	4,236
AmWINS Group, Inc.
4.88%, 06/30/29 (g)	4,485	3,752
HUB International Limited
7.00%, 05/01/26 (g)	68,973	65,451
5.63%, 12/01/29 (g)	3,710	3,098
MSCI Inc.
4.00%, 11/15/29 (g)	4,367	3,766
3.63%, 09/01/30 - 11/01/31 (g)	7,160	5,960
3.88%, 02/15/31 (g)	826	695
3.25%, 08/15/33 (g)	405	313
Ryan Specialty Group, LLC
4.38%, 02/01/30 (g)	650	552
State Street Corporation
6.89%, (3 Month USD LIBOR + 3.60%), (100, 12/15/22) (d) (k)	2,050	2,043
USIS Merger Sub, Inc.
6.88%, 05/01/25 (g)	25,589	24,568
		150,044
Health Care 0.6%
Avantor, Inc.
4.63%, 07/15/28 (g)	14,999	13,370
3.88%, 11/01/29 (g)	3,152	2,561
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	1,449	1,301
3.13%, 02/15/29 (g)	6,461	5,045
3.50%, 04/01/30 (g)	3,440	2,707
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (g)	561	467
Heartland Dental, LLC
8.50%, 05/01/26 (g)	14,905	13,578
Hologic, Inc.
3.25%, 02/15/29 (g)	2,400	1,972
IQVIA Inc.
5.00%, 05/15/27 (g)	3,650	3,434
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (g) (h)	11,693	11,368
Teleflex Incorporated
4.63%, 11/15/27	4,680	4,273
4.25%, 06/01/28 (g)	1,520	1,322
		61,398
Industrials 0.5%
CoreLogic, Inc.
4.50%, 05/01/28 (g)	2,950	2,007
General Electric Company
6.62%, (3 Month USD LIBOR + 3.33%), (100, 12/15/22) (d) (k)	29,645	27,878
Howmet Aerospace Inc.
3.00%, 01/15/29	4,355	3,560
Korn Ferry
4.63%, 12/15/27 (g)	2,020	1,788
Lennox International Inc.
3.00%, 11/15/23	340	333
Sensata Technologies B.V.
5.63%, 11/01/24 (g)	670	666
5.00%, 10/01/25 (g)	4,400	4,197
4.00%, 04/15/29 (g)	5,440	4,509
Sensata Technologies, Inc.
3.75%, 02/15/31 (g)	3,335	2,631
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (g)	2,638	2,247
TransDigm Inc.
6.25%, 03/15/26 (g)	2,950	2,861
6.38%, 06/15/26	1,290	1,219
5.50%, 11/15/27	2,950	2,562
Transdigm UK Holdings PLC
6.88%, 05/15/26	830	789
		57,247
Information Technology 0.2%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (g)	2,357	2,008
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (g)	2,140	1,839
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (g)	2,229	1,842
4.88%, 07/01/29 (g) (h)	1,595	1,248
Gartner, Inc.
4.50%, 07/01/28 (g)	1,775	1,586
3.63%, 06/15/29 (g)	2,655	2,224
3.75%, 10/01/30 (g)	3,230	2,652

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Shopify Inc.
0.13%, 11/01/25 (h) (i)	4,407	3,646
Twilio Inc.
3.63%, 03/15/29	275	222
		17,267
Real Estate 0.1%
SBA Communications Corporation
3.88%, 02/15/27	8,950	7,948
3.13%, 02/01/29	5,833	4,690
		12,638
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (k)	8,155	7,552
Total Corporate Bonds And Notes (cost $813,409)		743,510
PREFERRED STOCKS 0.3%
Utilities 0.3%
CMS Energy Corporation, 5.88%, 10/15/78	371	8,552
CMS Energy Corporation, 5.88%, 03/01/79	580	13,461
NiSource Inc., 6.50% (k)	83	2,059
SCE Trust IV, 5.38% (k)	240	4,718
		28,790
Financials 0.0%
The Charles Schwab Corporation, 5.95% (k)	4	98
Total Preferred Stocks (cost $31,973)		28,888
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,316	3,154
Series 2017-A23-1A, 4.12%, 07/26/27	3,586	3,318
Series 2019-A2-1A, 3.67%, 10/25/29 (g)	2,867	2,504
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	11	11
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-PTT-2A, 4.63%, 06/03/25	239	215
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	140	123
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,143)		9,325
INVESTMENT COMPANIES 0.0%
T Rowe Price Institutional Floating Rate Fund (f) (l)	144	1,306
Total Investment Companies (cost $1,455)		1,306
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.7%
JNL Government Money Market Fund, 2.68% (l) (m)	2,927	2,927
T. Rowe Price Government Reserve Fund, 3.03% (l) (m)	481,650	481,650
		484,577
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 2.88% (l) (m)	40,145	40,145
Total Short Term Investments (cost $524,722)		524,722
Total Investments 100.0% (cost $11,303,742)		10,292,794
Other Derivative Instruments(0.0)%		(3,590)
Other Assets and Liabilities, Net 0.0%		1,358
Total Net Assets 100.0%		10,290,562

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $577,245 and 5.6% of the Fund.

(h) All or a portion of the security was on loan as of September 30, 2022.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T Rowe Price Institutional Floating Rate Fund	1,354	45	—	47	—	(93)	1,306	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/10/20	287,719	253,938	2.5

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	CIT	Call	170.00	01/20/23	540	(3)
Alphabet Inc.	CIT	Call	175.00	01/20/23	540	(2)
Alphabet Inc.	CIT	Call	160.00	01/20/23	520	(8)
Alphabet Inc.	CIT	Call	165.00	01/20/23	540	(5)
Amazon.com, Inc.	CIT	Call	235.00	01/20/23	280	(1)
Amazon.com, Inc.	CIT	Call	230.00	01/20/23	280	(1)
Amazon.com, Inc.	CIT	Call	225.00	01/20/23	560	(2)
Amazon.com, Inc.	CIT	Call	240.00	01/20/23	300	(1)
Amazon.com, Inc.	CIT	Call	255.00	01/20/23	320	(1)
Amazon.com, Inc.	CIT	Call	250.00	01/20/23	320	(1)
Amazon.com, Inc.	CIT	Call	245.00	01/20/23	320	(1)
Amazon.com, Inc.	GSC	Call	220.00	01/20/23	280	(1)
Amazon.com, Inc.	GSC	Call	215.00	01/20/23	280	(2)
Amazon.com, Inc.	GSC	Call	190.00	01/20/23	1,140	(19)
Amazon.com, Inc.	GSC	Call	185.00	01/20/23	420	(9)
Amazon.com, Inc.	GSC	Call	180.00	01/20/23	420	(13)
Amazon.com, Inc.	GSC	Call	210.00	01/20/23	1,000	(6)
Amazon.com, Inc.	GSC	Call	200.00	01/20/23	1,020	(14)
Amazon.com, Inc.	GSC	Call	205.00	01/20/23	1,000	(11)
Amazon.com, Inc.	WFI	Call	175.00	01/20/23	1,920	(71)
Amazon.com, Inc.	WFI	Call	195.00	01/20/23	740	(12)
Apple Inc.	JPM	Call	180.00	01/20/23	1,176	(118)
Apple Inc.	JPM	Call	175.00	01/20/23	1,176	(162)
Apple Inc.	JPM	Call	170.00	01/20/23	1,176	(230)
General Electric Company	GSC	Call	110.00	01/20/23	1,129	(7)
General Electric Company	WFI	Call	90.00	01/20/23	1,690	(49)
General Electric Company	WFI	Call	95.00	01/20/23	1,690	(26)
General Electric Company	WFI	Call	110.00	01/20/23	1,023	(6)
General Electric Company	WFI	Call	85.00	01/20/23	1,690	(84)
Keurig Dr Pepper Inc.	CIT	Call	42.00	01/20/23	1,688	(42)
Keurig Dr Pepper Inc.	CIT	Call	40.00	01/20/23	1,688	(91)
Microsoft Corporation	CIT	Call	330.00	01/20/23	456	(26)
Microsoft Corporation	CIT	Call	340.00	01/20/23	952	(37)
Microsoft Corporation	CIT	Call	350.00	01/20/23	952	(29)
Microsoft Corporation	CIT	Call	360.00	01/20/23	496	(12)
Microsoft Corporation	CIT	Call	365.00	01/20/23	349	(7)
Microsoft Corporation	CIT	Call	325.00	01/20/23	1,015	(63)
Microsoft Corporation	CSI	Call	340.00	01/20/23	315	(13)
Microsoft Corporation	CSI	Call	345.00	01/20/23	315	(10)
Microsoft Corporation	CSI	Call	350.00	01/20/23	315	(9)
Microsoft Corporation	CSI	Call	330.00	01/20/23	315	(18)
Microsoft Corporation	CSI	Call	335.00	01/20/23	315	(13)
Microsoft Corporation	CSI	Call	320.00	01/20/23	1,038	(74)
Microsoft Corporation	JPM	Call	350.00	01/20/23	503	(15)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Microsoft Corporation	JPM	Call	360.00	01/20/23	502	(12)
Microsoft Corporation	JPM	Call	355.00	01/20/23	503	(14)
Microsoft Corporation	SIG	Call	330.00	01/20/23	484	(28)
Microsoft Corporation	SIG	Call	320.00	01/20/23	484	(34)
Microsoft Corporation	SIG	Call	350.00	01/20/23	484	(14)
Microsoft Corporation	SIG	Call	340.00	01/20/23	484	(20)
Starbucks Corporation	GSC	Call	97.50	01/20/23	1,217	(247)
Starbucks Corporation	GSC	Call	105.00	01/20/23	1,217	(107)
Starbucks Corporation	GSC	Call	100.00	01/20/23	1,217	(188)
The PNC Financial Services Group, Inc.	CIT	Call	220.00	01/20/23	700	(21)
The PNC Financial Services Group, Inc.	CIT	Call	230.00	01/20/23	700	(8)
The PNC Financial Services Group, Inc.	JPM	Call	200.00	01/20/23	446	(20)
The PNC Financial Services Group, Inc.	JPM	Call	190.00	01/20/23	446	(37)
The PNC Financial Services Group, Inc.	JPM	Call	195.00	01/20/23	446	(29)
Thermo Fisher Scientific Inc.	CIT	Call	640.00	01/20/23	220	(77)
UnitedHealth Group Incorporated	CIT	Call	580.00	01/20/23	230	(191)
UnitedHealth Group Incorporated	CIT	Call	560.00	01/20/23	230	(350)
UnitedHealth Group Incorporated	CIT	Call	540.00	01/20/23	402	(834)
Yum! Brands, Inc.	WFI	Call	150.00	01/20/23	461	(26)
Yum! Brands, Inc.	WFI	Call	145.00	01/20/23	461	(8)
						(3,590)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	6,424,039	69,518	—	6,493,557
Senior Floating Rate Instruments	—	1,524,490	834	1,525,324
Government And Agency Obligations	—	966,162	—	966,162
Corporate Bonds And Notes	—	743,510	—	743,510
Preferred Stocks	28,888	—	—	28,888
Non-U.S. Government Agency Asset-Backed Securities	—	9,325	—	9,325
Investment Companies	—	—	1,306	1,306
Short Term Investments	524,722	—	—	524,722
	6,977,649	3,313,005	2,140	10,292,794
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(3,590)	—	(3,590)
	—	(3,590)	—	(3,590)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.4%
Information Technology 43.4%
Advanced Micro Devices, Inc. (a)	1,297	82,205
Apple Inc.	4,515	623,914
ASML Holding N.V. - ADR	330	137,057
Atlassian Corporation PLC - Class A (a)	300	63,245
Bill.Com Holdings Inc. (a)	90	11,892
Black Knight, Inc. (a)	1,029	66,618
Block, Inc. - CDI (a)	449	24,003
Ceridian HCM Holding Inc. (a)	474	26,504
Fiserv, Inc. (a)	1,100	102,931
Global Payments Inc.	347	37,463
HashiCorp, Inc. - Class A (a)	105	3,366
Intuit Inc.	468	181,423
MasterCard Incorporated - Class A	550	156,410
Microsoft Corporation	3,990	929,197
Monday.Com Ltd. (a) (b)	72	8,129
MongoDB, Inc. - Class A (a)	82	16,209
NVIDIA Corporation	1,115	135,364
Roper Technologies, Inc.	176	63,284
Salesforce, Inc. (a)	865	124,449
SentinelOne, Inc. - Class A (a)	1,178	30,104
ServiceNow, Inc. (a)	289	108,993
Teledyne Technologies Incorporated (a)	255	86,123
The Trade Desk, Inc. - Class A (a)	723	43,191
Visa Inc. - Class A	1,011	179,547
		3,241,621
Consumer Discretionary 27.2%
Amazon.com, Inc. (a)	7,612	860,113
Booking Holdings Inc. (a)	33	53,720
Carvana Co. - Class A (a) (b)	430	8,731
Chipotle Mexican Grill, Inc. (a)	69	103,010
Coupang, Inc. - Class A (a)	2,249	37,490
Doordash, Inc. - Class A (a)	347	17,169
Expedia Group, Inc. (a)	481	45,101
Ferrari N.V.	449	82,984
Floor & Decor Holdings, Inc. - Class A (a)	338	23,762
Las Vegas Sands Corp. (a)	1,506	56,504
Lululemon Athletica Canada Inc. (a)	64	17,988
Peloton Interactive, Inc. - Class A (a) (b)	1,762	12,211
Rivian Automotive, Inc. - Class A (a) (b)	8,269	272,147
Ross Stores, Inc.	1,552	130,752
Tesla Inc. (a)	982	260,531
Wynn Resorts, Limited (a)	759	47,831
		2,030,044
Health Care 12.9%
Align Technology, Inc. (a)	85	17,669
argenx SE - ADR (a)	132	46,673
AstraZeneca PLC - ADR	382	20,972
Avantor, Inc. (a)	1,574	30,860
Cigna Corporation	235	65,226
Danaher Corporation	99	25,493
Eli Lilly and Company	436	140,869
HCA Healthcare, Inc.	173	31,791
Humana Inc.	179	86,848
Insulet Corporation (a)	93	21,363
Intuitive Surgical, Inc. (a)	536	100,440
Moderna, Inc. (a)	187	22,160
Stryker Corporation	311	63,000
UnitedHealth Group Incorporated	575	290,399
		963,763
Communication Services 12.4%
Activision Blizzard, Inc.	588	43,735
Alphabet Inc. - Class A (a)	3,557	340,214
Alphabet Inc. - Class C (a)	2,995	287,928
Match Group, Inc. (a)	661	31,564
Meta Platforms, Inc. - Class A (a)	480	65,162
Netflix, Inc. (a)	287	67,642
Sea Limited - Class A - ADR (a)	780	43,720
Spotify Technology S.A. (a)	501	43,211
		923,176
Industrials 3.5%
Airbus SE	594	50,862
Cintas Corporation	65	25,334
FedEx Corporation	266	39,461
Generac Holdings Inc. (a)	230	41,062
Old Dominion Freight Line, Inc.	159	39,554
TransUnion	701	41,693
Verisk Analytics, Inc.	153	26,023
		263,989
Total Common Stocks (cost $6,596,417)		7,422,593
PREFERRED STOCKS 0.5%
Consumer Discretionary 0.5%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	468	37,740
Total Preferred Stocks (cost $37,861)		37,740
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund, 2.68% (c) (d)	3,262	3,262
T. Rowe Price Government Reserve Fund, 3.03% (c) (d)	38,916	38,916
		42,178
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	19,598	19,598
Total Short Term Investments (cost $61,776)		61,776
Total Investments 100.7% (cost $6,696,054)		7,522,109
Other Assets and Liabilities, Net (0.7)%		(49,330)
Total Net Assets 100.0%		7,472,779

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	7,347,728	74,865	—	7,422,593
Preferred Stocks	37,740	—	—	37,740
Short Term Investments	61,776	—	—	61,776
	7,447,244	74,865	—	7,522,109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 95.3%
Health Care 24.6%
Acadia Healthcare Company, Inc. (a)	859	67,157
Agilent Technologies, Inc.	849	103,196
Agilon Health Management, Inc. (a)	245	5,738
Alcon AG	569	33,104
Alkermes Public Limited Company (a)	408	9,111
Alnylam Pharmaceuticals, Inc. (a)	283	56,645
Apellis Pharmaceuticals, Inc. (a)	152	10,382
argenx SE - ADR (a)	117	41,307
Ascendis Pharma A/S - ADR (a) (b)	42	4,337
Avantor, Inc. (a)	2,947	57,761
Bruker Corporation	1,234	65,476
Catalent, Inc. (a)	943	68,235
Coronado Topco, Inc. (a)	396	28,306
CRISPR Therapeutics AG (a)	107	6,992
Dentsply Sirona Inc.	357	10,121
Doximity, Inc. - Class A (a) (b)	357	10,789
Enovis Corporation (a)	539	24,832
Exact Sciences Corporation (a)	268	8,707
Exelixis, Inc. (a)	427	6,695
Hologic, Inc. (a)	2,114	136,395
ICU Medical, Inc. (a)	162	24,397
Ionis Pharmaceuticals, Inc. (a)	773	34,190
Karuna Therapeutics, Inc. (a)	25	5,619
Molina Healthcare, Inc. (a)	93	30,675
Multiplan Corporation - Class A (a) (b)	2,915	8,337
Neurocrine Biosciences, Inc. (a)	89	9,453
Perrigo Company Public Limited Company	156	5,563
Seagen Inc. (a)	143	19,567
Teleflex Incorporated	451	90,858
The Cooper Companies, Inc.	213	56,211
Ultragenyx Pharmaceutical Inc. (a)	120	4,969
Veeva Systems Inc. - Class A (a)	340	56,059
West Pharmaceutical Services, Inc.	147	36,174
		1,137,358
Information Technology 23.9%
Amphenol Corporation - Class A	494	33,078
Atlassian Corporation PLC - Class A (a)	199	41,907
Bill.Com Holdings Inc. (a)	139	18,399
Black Knight, Inc. (a)	716	46,347
Broadridge Financial Solutions, Inc.	110	15,875
CCC Intelligent Solutions Holdings Inc. (a)	2,629	23,924
Clear Secure, Inc. - Class A (a) (b)	303	6,927
Cognex Corporation	446	18,487
Corning Incorporated	814	23,622
CrowdStrike Holdings, Inc. - Class A (a)	208	34,280
DocuSign, Inc. (a)	223	11,924
Fair Isaac Corporation (a)	80	32,961
FleetCor Technologies, Inc. (a)	313	55,141
Fortinet, Inc. (a)	1,446	71,042
Keysight Technologies, Inc. (a)	469	73,802
KLA Corporation	228	69,000
Lattice Semiconductor Corporation (a)	463	22,784
Littelfuse, Inc.	39	7,749
Marvell Technology, Inc.	2,054	88,137
Microchip Technology Incorporated	2,031	123,952
MongoDB, Inc. - Class A (a)	22	4,368
National Instruments Corporation	792	29,890
Paylocity Holding Corporation (a)	140	33,821
PTC Inc. (a)	314	32,844
Roper Technologies, Inc.	118	42,438
SentinelOne, Inc. - Class A (a)	402	10,275
Synopsys, Inc. (a)	178	54,381
The Trade Desk, Inc. - Class A (a)	1,078	64,410
Thoughtworks Holding, Inc. (a)	92	962
Wolfspeed, Inc. (a)	109	11,266
		1,103,993
Industrials 16.2%
BWXT Government Group, Inc.	357	17,982
Clarivate PLC (a)	1,779	16,705
CoStar Group, Inc. (a)	743	51,750
Equifax Inc.	299	51,258
ESAB Corporation	539	17,981
Fortive Corporation	1,078	62,847
IDEX Corporation	181	36,173
Ingersoll Rand Inc.	2,485	107,501
J. B. Hunt Transport Services, Inc.	479	74,925
Leidos Holdings, Inc.	199	17,407
Shoals Technologies Group, Inc. - Class A (a)	464	9,999
Southwest Airlines Co. (a)	1,508	46,507
Textron Inc.	1,914	111,510
TransUnion	637	37,895
United Rentals, Inc. (a)	72	19,449
Verisk Analytics, Inc.	255	43,485
Waste Connections, Inc.	181	24,459
		747,833
Consumer Discretionary 12.8%
Bath & Body Works, Inc.	716	23,342
Bright Horizons Family Solutions, Inc. (a)	308	17,756
Burlington Stores, Inc. (a)	458	51,246
Chipotle Mexican Grill, Inc. (a)	41	61,613
Deckers Outdoor Corporation (a)	44	13,755
Dollar General Corporation	268	64,282
Dollar Tree, Inc. (a)	358	48,724
Domino's Pizza, Inc.	107	33,191
Draftkings Inc. - Class A (a)	741	11,219
Five Below, Inc. (a)	179	24,643
Hilton Worldwide Holdings Inc.	601	72,493
Lululemon Athletica Canada Inc. (a)	36	10,064
MGM Resorts International	1,623	48,236
On Holding AG - Class A (a)	125	2,006
O'Reilly Automotive, Inc. (a)	64	45,014
Rivian Automotive, Inc. - Class A (a) (b)	282	9,285
Ross Stores, Inc.	237	19,972
Vail Resorts, Inc.	137	29,543
Warby Parker Inc. - Class A (a)	178	2,375
Yum! Brands, Inc.	22	2,339
		591,098
Financials 5.8%
Assurant, Inc.	375	54,476
AXIS Capital Holdings Limited	648	31,849
Cboe Global Markets, Inc.	214	25,117
Intercontinental Exchange, Inc.	22	1,988
K.K.R. Co., Inc. - Class A	1,179	50,697
MarketAxess Holdings Inc.	180	40,048
Raymond James Financial, Inc.	185	18,282
Tradeweb Markets Inc. - Class A	651	36,729
Zurich American Corporation	243	10,026
		269,212
Materials 5.5%
Avery Dennison Corporation	345	56,132
Ball Corporation	1,347	65,087
Martin Marietta Materials, Inc.	159	51,212
RPM International Inc.	455	37,906
Sealed Air Corporation	965	42,952
		253,289
Consumer Staples 2.6%
Casey's General Stores, Inc.	267	54,073
Olaplex Holdings, Inc. (a)	146	1,401
Reynolds Consumer Products Inc.	765	19,898
The Boston Beer Company, Inc. - Class A (a)	72	23,303
Treehouse Foods, Inc. (a)	501	21,252
		119,927
Energy 2.1%
Cheniere Energy, Inc.	271	44,962
Coterra Energy Inc.	802	20,948
Pioneer Natural Resources Company	136	29,448
		95,358
Communication Services 1.8%
Liberty Media Corporation - Series C (a)	785	45,923
Match Group, Inc. (a)	274	13,084
Spotify Technology S.A. (a)	249	21,489

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Vimeo, Inc. (a)	740	2,960
		83,456
Total Common Stocks (cost $3,895,509)		4,401,524
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.7%
JNL Government Money Market Fund, 2.68% (c) (d)	3,487	3,487
T. Rowe Price Government Reserve Fund, 3.03% (c) (d)	213,139	213,139
		216,626
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	8,861	8,861
Total Short Term Investments (cost $225,487)		225,487
Total Investments 100.2% (cost $4,120,996)		4,627,011
Other Assets and Liabilities, Net (0.2)%		(8,344)
Total Net Assets 100.0%		4,618,667

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,401,524	—	—	4,401,524
Short Term Investments	225,487	—	—	225,487
	4,627,011	—	—	4,627,011

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 48.9%
Financials 17.7%
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	2,960	2,937
4.50%, 09/15/23	2,120	2,088
4.88%, 01/16/24	2,440	2,403
3.15%, 02/15/24	870	834
1.65%, 10/29/24	3,165	2,890
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,640	2,595
American Express Company
3.38%, 05/03/24	2,945	2,872
American International Group, Inc.
2.50%, 06/30/25	2,880	2,683
Avolon Holdings Funding Limited
3.95%, 07/01/24 (a)	690	653
2.88%, 02/15/25 (a)	1,805	1,631
2.13%, 02/21/26 (a)	2,835	2,390
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (b)	4,200	4,036
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,105
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (c)	3,600	3,591
Banco Santander, S.A.
3.50%, 03/24/25 (b)	2,600	2,477
Bank of America Corporation
0.81%, 10/24/24	1,465	1,392
1.84%, 02/04/25	1,830	1,740
0.98%, 04/22/25	2,665	2,477
3.84%, 04/25/25	1,535	1,493
3.38%, 04/02/26	2,260	2,136
1.73%, 07/22/27	1,885	1,617
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	7,155	7,020
Bank of Montreal
4.25%, 09/14/24 (b)	1,695	1,668
3.70%, 06/07/25 (b)	9,690	9,291
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (a)	2,890	2,884
0.65%, 02/27/24 (a)	2,390	2,248
1.00%, 02/04/25 (a)	2,780	2,505
Barclays PLC
4.34%, 05/16/24 (b)	1,650	1,631
1.01%, 12/10/24	2,165	2,032
5.30%, 08/09/26 (b)	1,810	1,740
Boral Finance Pty Limited
3.00%, 11/01/22 (a)	350	349
BPCE
5.70%, 10/22/23 (a)	6,595	6,533
Brighthouse Financial, Inc.
0.60%, 06/28/23 (a)	2,115	2,048
1.00%, 04/12/24 (a)	2,150	2,008
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (b)	2,615	2,528
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,534
3.50%, 06/15/23	1,125	1,117
3.90%, 01/29/24	1,295	1,276
2.64%, 03/03/26	2,305	2,142
4.99%, 07/24/26	2,000	1,958
Citigroup Inc.
0.98%, 05/01/25	2,205	2,046
4.14%, 05/24/25	2,040	1,994
3.11%, 04/08/26	2,055	1,927
CNO Global Funding
1.65%, 01/06/25 (a)	3,055	2,806
1.75%, 10/07/26 (a)	2,515	2,173
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	1,650	1,569
Credit Agricole SA
3.80%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (d)	1,605	1,607
Credit Suisse Group AG
3.00%, 12/14/23 (a) (d)	1,310	1,302
6.37%, 07/15/26 (a) (b)	2,570	2,484
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	3,145	3,074
Danske Bank A/S
1.17%, 12/08/23 (a)	600	595
5.38%, 01/12/24 (a)	2,390	2,374
1.23%, 06/22/24 (a)	3,110	2,876
3.77%, 03/28/25 (a)	1,480	1,424
Equitable Financial Life Global Funding
0.50%, 11/17/23 (a)	3,360	3,196
1.10%, 11/12/24 (a)	2,070	1,904
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,201
First American Financial Corporation
4.60%, 11/15/24	1,715	1,687
HSBC Holdings PLC
1.16%, 11/22/24 (b)	1,725	1,631
0.98%, 05/24/25	820	753
1.65%, 04/18/26 (b)	3,965	3,525
John Deere Capital Corporation
3.40%, 06/06/25	4,270	4,129
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,254
3.85%, 06/14/25	2,000	1,945
2.08%, 04/22/26	3,900	3,553
4.08%, 04/26/26	1,935	1,859
3.16%, (SOFR + 0.89%), 04/22/27 (d)	1,540	1,494
KeyCorp
3.88%, 05/23/25	850	829
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	2,670	2,504
Lincoln National Corporation
4.00%, 09/01/23	655	650
Lloyds Banking Group PLC
4.50%, 11/04/24 (b)	965	935
LSEGA Financing PLC
0.65%, 04/06/24 (a)	3,520	3,299
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	1,879
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	4,130	3,802
5.06%, 09/12/25	1,660	1,642
Moody's Corporation
3.75%, 03/24/25	2,275	2,204
Morgan Stanley
4.88%, 11/01/22	1,115	1,116
0.56%, 11/10/23	3,035	3,019
0.53%, 01/25/24	1,815	1,785
0.73%, 04/05/24	2,500	2,441
3.62%, 04/17/25	2,120	2,058
2.63%, 02/18/26	2,170	2,022
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,935	2,884
0.80%, 08/12/24 (a)	1,695	1,556
3.48%, 03/22/25 (a)	2,390	2,271
New York Life Global Funding
3.15%, 06/06/24 (a)	4,470	4,349
Nordea Bank Abp
3.60%, 06/06/25 (a)	7,000	6,714
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	2,005	1,936
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,400
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,613
2.63%, 05/12/25 (c)	1,500	1,400
S&P Global Inc.
2.45%, 03/01/27 (a)	4,405	3,955
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,660	1,382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Skandinaviska Enskilda Banken AB
3.70%, 06/09/25 (a)	8,355	8,035
Societe Generale
2.63%, 10/16/24 (a)	315	296
Standard Chartered PLC
3.95%, 01/11/23 (a)	3,470	3,446
1.32%, 10/14/23 (a)	1,380	1,378
3.89%, 03/15/24 (a)	370	366
0.99%, 01/12/25 (a)	1,040	970
1.21%, 03/23/25 (a)	200	186
1.82%, 11/23/25 (a)	1,085	984
Svenska Handelsbanken AB
0.55%, 06/11/24 (a)	1,815	1,689
1.42%, 06/11/27 (a)	1,755	1,512
Swedbank AB
1.30%, 06/02/23 (a)	2,290	2,241
0.60%, 09/25/23 (a)	2,620	2,509
Synchrony Financial
4.25%, 08/15/24	4,690	4,573
The Bank of New York Mellon Corporation
4.41%, 07/24/26	2,210	2,161
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,338
2.45%, 03/03/27	4,315	3,882
The Goldman Sachs Group, Inc.
0.63%, 11/17/23	2,250	2,236
0.67%, 03/08/24	1,225	1,197
0.66%, 09/10/24	1,995	1,901
0.93%, 10/21/24	1,285	1,225
1.76%, 01/24/25	1,720	1,635
3.50%, 04/01/25	2,495	2,386
4.48%, 08/23/28	2,015	1,893
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	8,000	7,721
Toyota Motor Credit Corporation
3.95%, 06/30/25	3,830	3,742
Truist Financial Corporation
2.92%, (SOFR + 0.40%), 06/09/25 (d)	1,795	1,757
U.S. Bancorp
4.55%, 07/22/28	3,495	3,378
UBS Group AG
1.01%, 07/30/24 (a) (b)	3,505	3,376
4.49%, 08/05/25 (a) (b)	2,915	2,843
4.49%, 05/12/26 (a)	695	669
1.49%, 08/10/27 (a) (b)	905	758
Wells Fargo & Company
1.65%, 06/02/24	1,850	1,806
3.91%, 04/25/26	2,230	2,131
2.19%, 04/30/26	1,780	1,627
4.54%, 08/15/26	2,530	2,447
3.53%, 03/24/28	1,450	1,316
REMIC, 4.13%, 08/15/23	775	771
		299,960
Consumer Discretionary 5.0%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	920	907
0.80%, 02/10/24 (a)	1,490	1,410
Aptiv PLC
2.40%, 02/18/25	2,500	2,336
AutoZone, Inc.
3.13%, 04/18/24	3,930	3,824
3.63%, 04/15/25	1,020	982
Brunswick Corporation
0.85%, 08/18/24	2,855	2,634
Daimler Finance North America LLC
1.75%, 03/10/23 (a)	3,440	3,395
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	2,365	2,181
General Motors Company
4.88%, 10/02/23	1,860	1,852
5.40%, 10/02/23	2,230	2,230
General Motors Financial Company, Inc.
2.90%, 02/26/25	4,445	4,166
Genuine Parts Company
1.75%, 02/01/25	890	824
Hasbro, Inc.
3.00%, 11/19/24 (e)	4,130	3,961
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	1,365	1,313
Hyundai Capital America
2.85%, 11/01/22 (a)	1,039	1,037
1.15%, 11/10/22 (a)	1,460	1,455
2.38%, 02/10/23 (a)	4,275	4,236
0.80%, 01/08/24 (a)	1,810	1,704
0.88%, 06/14/24 (a)	1,685	1,557
1.00%, 09/17/24 (a)	1,065	973
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	761
Lowe`s Companies, Inc.
4.40%, 09/08/25	2,850	2,809
3.35%, 04/01/27	680	631
Magallanes, Inc.
3.76%, 03/15/27 (a)	6,090	5,466
Marriott International, Inc.
3.13%, 02/15/23	800	794
3.60%, 04/15/24	4,495	4,391
McDonald's Corporation
3.30%, 07/01/25	650	624
Nissan Motor Acceptance Corporation
3.88%, 09/21/23 (a)	2,150	2,113
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,815	3,720
Nordstrom, Inc.
2.30%, 04/08/24	390	364
QVC, Inc.
4.85%, 04/01/24	3,375	3,177
Ross Stores, Inc.
3.38%, 09/15/24	1,225	1,181
4.60%, 04/15/25	4,860	4,815
0.88%, 04/15/26	1,360	1,172
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,357
Volkswagen Group of America, Inc.
0.75%, 11/23/22 (a)	1,720	1,711
3.13%, 05/12/23 (a)	705	697
0.88%, 11/22/23 (a)	1,655	1,578
3.95%, 06/06/25 (a)	4,965	4,776
		85,114
Energy 4.6%
Aker BP ASA
3.00%, 01/15/25 (a)	1,880	1,764
APT Pipelines Limited
4.20%, 03/23/25 (a)	5,101	4,886
Canadian Natural Resources Limited
3.80%, 04/15/24	1,605	1,571
2.05%, 07/15/25	3,310	3,026
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	5,410	5,498
5.88%, 03/31/25	3,160	3,168
Devon Energy Corporation
8.25%, 08/01/23	1,180	1,213
Enbridge Inc.
2.81%, (SOFR + 0.40%), 02/17/23 (d)	955	953
4.00%, 10/01/23	4,065	4,026
2.50%, 01/15/25 - 02/14/25	4,070	3,822
Energy Transfer LP
4.25%, 03/15/23	4,050	4,031
4.20%, 09/15/23	575	569
5.88%, 01/15/24	4,795	4,806
2.90%, 05/15/25	480	447
Energy Transfer Operating, L.P.
4.90%, 02/01/24	1,885	1,871
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	3,899
EOG Resources, Inc.
2.63%, 03/15/23	594	589

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Equinor ASA
2.88%, 04/06/25	3,880	3,701
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,230
2.60%, 10/15/25 (a)	940	843
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,502
Plains All American Pipeline, L.P.
2.85%, 01/31/23	3,233	3,212
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23 - 03/01/25	7,940	7,935
5.75%, 05/15/24	2,585	2,594
Schlumberger Canada Limited
1.40%, 09/17/25	695	630
Schlumberger Holdings Corporation
3.75%, 05/01/24 (a)	3,725	3,656
4.00%, 12/21/25 (a)	760	732
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	224
4.25%, 04/01/24	785	771
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,480
Williams Partners L.P.
4.30%, 03/04/24	635	627
		78,276
Health Care 4.0%
AbbVie Inc.
2.60%, 11/21/24	6,035	5,747
3.20%, 05/14/26	395	369
2.95%, 11/21/26	4,415	4,036
Aetna Inc.
2.80%, 06/15/23	1,245	1,229
AmerisourceBergen Corporation
0.74%, 03/15/23	2,121	2,087
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	3,865	3,797
Becton, Dickinson and Company
3.36%, 06/06/24	4,339	4,220
3.73%, 12/15/24	724	700
Cardinal Health, Inc.
3.20%, 03/15/23	1,770	1,757
3.08%, 06/15/24	1,445	1,397
3.50%, 11/15/24	2,425	2,344
Cigna Corporation
3.75%, 07/15/23	823	817
0.61%, 03/15/24	875	824
CommonSpirit Health
1.55%, 10/01/25	1,670	1,482
CVS Health Corporation
2.63%, 08/15/24	785	753
2.88%, 06/01/26	1,055	978
3.00%, 08/15/26	890	822
HCA Inc.
3.13%, 03/15/27 (a)	2,280	2,013
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,258
Humana Inc.
3.15%, 12/01/22	805	804
2.90%, 12/15/22	430	429
0.65%, 08/03/23	1,345	1,299
3.85%, 10/01/24	3,000	2,938
4.50%, 04/01/25	2,190	2,158
1.35%, 02/03/27	675	569
PeaceHealth
1.38%, 11/15/25	470	418
PerkinElmer, Inc.
0.55%, 09/15/23	1,625	1,553
0.85%, 09/15/24	6,205	5,740
Perrigo Finance Unlimited Company
3.90%, 12/15/24	7,165	6,699
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,814
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,076	1,056
UnitedHealth Group Incorporated
3.70%, 05/15/27 (f)	2,240	2,132
Viatris Inc.
1.65%, 06/22/25	1,110	988
		67,227
Information Technology 3.3%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,585
Analog Devices, Inc.
2.95%, 04/01/25	620	593
CDW Finance Corporation
5.50%, 12/01/24	765	760
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	2,949
0.60%, 03/01/24	1,440	1,350
4.50%, 07/15/25	1,320	1,293
Fiserv, Inc.
3.80%, 10/01/23 (e)	920	911
2.75%, 07/01/24	5,115	4,911
3.85%, 06/01/25 (e)	1,406	1,348
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,503
HCL America Inc.
1.38%, 03/10/26 (a)	4,600	4,032
International Business Machines Corporation
4.00%, 07/27/25	4,100	4,016
Marvell Technology, Inc.
4.20%, 06/22/23	2,410	2,402
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,148
0.97%, 02/15/24	3,180	2,996
0.98%, 09/01/24	2,465	2,269
NXP B.V.
4.88%, 03/01/24	2,578	2,556
2.70%, 05/01/25	1,825	1,695
3.88%, 06/18/26	1,140	1,065
4.40%, 06/01/27	295	278
Oracle Corporation
2.50%, 04/01/25	5,485	5,118
Qorvo, Inc.
1.75%, 12/15/24 (a)	1,120	1,035
Roper Technologies, Inc.
3.65%, 09/15/23	700	691
2.35%, 09/15/24	825	784
1.00%, 09/15/25	685	608
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	752
The Western Union Company
2.85%, 01/10/25 (e)	4,174	3,930
VMware, Inc.
0.60%, 08/15/23	1,620	1,559
Workday, Inc.
3.50%, 04/01/27	975	904
		56,041
Utilities 3.2%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,098
DTE Energy Company
4.22%, 11/01/24 (g)	2,405	2,356
Edison International
3.13%, 11/15/22	1,330	1,328
2.95%, 03/15/23	1,400	1,388
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,136
1.38%, 07/12/26 (a)	2,750	2,327
Eversource Energy
4.20%, 06/27/24	3,440	3,387
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,140	2,138
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	3,519	3,088

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
4.25%, 07/27/27 (a)	1,120	1,073
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	3,070	3,019
1.88%, 01/15/27	2,770	2,401
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,364
Pacific Gas And Electric Company
3.55%, (SOFR + 1.15%), 11/14/22 (d)	405	404
3.50%, 06/15/25	2,405	2,237
Sempra Energy
3.30%, 04/01/25	1,505	1,433
Southern California Gas Company
2.95%, 04/15/27	1,625	1,484
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	2,931
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,510
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,392
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	10,980	10,459
5.13%, 05/13/25 (a)	2,260	2,190
		54,143
Communication Services 3.1%
Charter Communications Operating, LLC
4.91%, 07/23/25	9,010	8,793
Cox Communications, Inc.
3.15%, 08/15/24 (a)	4,429	4,247
KT Corp
4.00%, 08/08/25 (a)	3,095	3,003
NBN Co Limited
1.45%, 05/05/26 (a)	4,440	3,886
NTT Finance Corporation
4.14%, 07/26/24 (a)	855	844
4.24%, 07/25/25 (a)	755	740
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	3,941
Rogers Communications Inc.
3.20%, 03/15/27 (a)	2,725	2,493
SES
3.60%, 04/04/23 (a)	1,940	1,920
Sky Limited
3.75%, 09/16/24 (a)	7,100	6,928
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	1,755	1,712
3.55%, 04/14/25	590	566
The Walt Disney Company
1.75%, 01/13/26	1,570	1,420
T-Mobile USA, Inc.
3.50%, 04/15/25	2,330	2,228
Verizon Communications Inc.
3.38%, 02/15/25	1,005	972
0.85%, 11/20/25	2,560	2,246
1.45%, 03/20/26	3,000	2,646
2.63%, 08/15/26	3,330	3,027
		51,612
Materials 2.3%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,505	1,455
Anglo American Capital PLC
3.63%, 09/11/24 (a)	3,000	2,901
ArcelorMittal
3.60%, 07/16/24	920	894
Celanese US Holdings LLC
5.90%, 07/05/24 (e)	4,325	4,267
6.05%, 03/15/25 (e)	5,345	5,223
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,489
Ecolab Inc.
1.65%, 02/01/27	880	773
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,273
LYB International Finance III, LLC
1.25%, 10/01/25	1,717	1,512
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	980
4.25%, 07/02/24	4,915	4,845
Nucor Corporation
3.95%, 05/23/25	1,005	974
2.00%, 06/01/25	695	641
POSCO Holdings Inc.
2.38%, 01/17/23 (a)	3,435	3,412
Steel Dynamics, Inc.
2.80%, 12/15/24	2,571	2,446
The Sherwin-Williams Company
4.05%, 08/08/24	675	664
3.45%, 08/01/25	1,915	1,834
4.25%, 08/08/25	1,010	986
Westlake Corporation
0.88%, 08/15/24	425	396
		38,965
Industrials 2.1%
Air Lease Corporation
2.25%, 01/15/23	1,680	1,669
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,945	2,728
1.75%, 12/02/26	1,290	1,130
Carrier Global Corporation
2.24%, 02/15/25	483	451
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,083
Equifax Inc.
3.95%, 06/15/23	440	438
GATX Corporation
3.90%, 03/30/23	750	745
4.35%, 02/15/24	4,215	4,161
3.25%, 03/30/25	1,250	1,184
Kansas City Southern
3.00%, 05/15/23	2,280	2,257
NTT Finance Corporation
0.58%, 03/01/24 (a)	1,245	1,173
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	1,859
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	1,810	1,799
5.50%, 02/15/24 (a)	861	843
Parker-Hannifin Corporation
3.65%, 06/15/24	3,765	3,666
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	3,465	3,328
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,887
0.88%, 11/15/25	863	760
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	976	964
3.55%, 04/15/24 (a)	860	828
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,127
		36,080
Real Estate 1.9%
American Tower Corporation
2.40%, 03/15/25	1,425	1,327
Brixmor Operating Partnership LP
3.65%, 06/15/24	4,307	4,171
Crown Castle Inc.
3.15%, 07/15/23	1,295	1,278
3.20%, 09/01/24	835	808
1.05%, 07/15/26	2,800	2,371
2.90%, 03/15/27	1,910	1,698
Essex Portfolio, L.P.
3.88%, 05/01/24	1,890	1,843
Highwoods Realty Limited Partnership
3.63%, 01/15/23 (f)	1,315	1,308
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,197
4.38%, 10/01/25	1,505	1,443

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Public Storage, Inc.
2.76%, (SOFR + 0.47%), 04/23/24 (d)	1,235	1,228
Realty Income Corporation
3.88%, 04/15/25	2,000	1,945
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	973
3.38%, 10/01/24	1,980	1,919
W.P. Carey Inc.
4.60%, 04/01/24	4,210	4,173
Weingarten Realty Investors
4.45%, 01/15/24	5,000	4,958
		32,640
Consumer Staples 1.7%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,530	1,471
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	1,857
4.45%, 03/16/28	3,955	3,525
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	5,680	5,311
Constellation Brands, Inc.
3.60%, 05/09/24	1,820	1,781
CSL Finance PLC
3.85%, 04/27/27 (a)	730	692
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,219
HPHT Finance (19) Limited
2.88%, 11/05/24 (c)	462	441
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	5,020	4,799
4.25%, 07/21/25 (a) (e)	1,130	1,084
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,154
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (a)	1,850	1,810
Mondelez International, Inc.
2.63%, 03/17/27	1,625	1,458
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,371
		27,973
Total Corporate Bonds And Notes (cost $871,814)		828,031
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.4%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 3.58%, (1 Month USD LIBOR + 0.88%), 09/15/34 (d) (g)	1,665	1,626
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,218	1,072
American Express Credit Account Master Trust
Series 2017-B-7, 2.54%, 10/17/22	980	980
Americredit Automobile Receivables Trust 2020-1
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,310
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,246
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,164
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,834
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,100
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,263
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,368
Amur Equipment Finance Receivables VII LLC
Series 2019-B-1A, REMIC, 2.80%, 03/20/25	4,003	3,973
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (d)	95	94
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	940	872
Angel Oak Mortgage Trust 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	366	327
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,560	1,413
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d)	5	5
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (d)	1,008	808
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	4,524	4,363
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 3.89%, (1 Month USD LIBOR + 1.07%), 08/15/34 (d)	2,640	2,547
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 4.17%, (1 Month USD LIBOR + 1.35%), 11/17/36 (d)	1,860	1,831
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,121
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,123
Series 2018-D-1A, 5.25%, 09/20/23	3,535	3,506
Series 2018-C-2A, 4.95%, 03/20/24	800	790
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,605
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,179
Series 2020-A-1A, 2.33%, 08/20/25	990	916
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 3.67%, (1 Month USD LIBOR + 0.85%), 09/15/34 (d)	2,400	2,340
Barclays Mortgage Loan Trust 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 1.75%, 09/25/51	2,375	2,068
Bayview MSR Opportunity Master Fund Trust
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	2,034	1,746
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 3.62%, (1 Month USD LIBOR + 0.80%), 06/15/23 (d)	1,250	1,204
BFLD Trust 2019-DPLO
Series 2019-B-DPLO, REMIC, 4.16%, (1 Month USD LIBOR + 1.34%), 10/15/24 (d)	4,770	4,628
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-C-BIG, REMIC, 5.19%, (1 Month Term SOFR + 2.34%), 02/15/24 (d)	1,905	1,792
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	809	718
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	830	736
Blackbird Capital Aircraft Lease Securitization Limited 2016-1
Series 2016-AA-1A, 2.49%, 12/15/24 (g)	936	887
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 09/15/23 (d)	1,855	1,771
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	1,396	1,287
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	411	390
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 3.79%, (SOFR 30-Day Average + 1.50%), 02/17/37 (d) (g)	3,250	3,160
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 4.72%, (1 Month USD LIBOR + 1.90%), 08/15/23 (d)	820	774
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 3.90%, (1 Month USD LIBOR + 1.08%), 10/15/36 (d)	1,403	1,371
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 4.22%, (1 Month USD LIBOR + 1.40%), 06/15/23 (d)	1,657	1,532
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-B-CSMO, REMIC, 5.10%, 06/15/27 (d)	2,225	2,203
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 3.62%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (g)	4,875	4,757
Carmax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,518
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,751
Series 2020-C-1, 2.34%, 11/17/25	785	764

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Carmax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,238
Carmax Auto Owner Trust 2022-3
Series 2022-C-3, REMIC, 4.98%, 02/15/28	2,450	2,362
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	470	459
Cedar Funding Ltd
Series 2021-A-14A, 3.61%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	3,070	2,960
Cedar Funding VII CLO, Ltd
Series 2018-B-7A, 4.11%, (3 Month USD LIBOR + 1.40%), 01/21/31 (d)	1,000	942
CGDB Commercial Mortgage Trust 2019-MOB
Series 2019-D-MOB, REMIC, 4.47%, (1 Month USD LIBOR + 1.65%), 11/17/36 (d)	3,115	3,007
CIFC Funding Ltd
Series 2014-A1-2RA, 3.83%, (3 Month USD LIBOR + 1.05%), 04/24/30 (d)	1,656	1,622
Series 2021-A-4A, 3.56%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	905	877
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,360	1,119
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	4,225	4,078
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.63%, 05/12/23 (d)	1,980	1,946
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,447	1,233
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,110
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 4.12%, (1 Month USD LIBOR + 1.30%), 11/15/23 (d)	4,310	4,176
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	161	154
COLT 2021-3 Mortgage Loan Trust
Series 2021-A3-3, REMIC, 1.42%, 09/27/66	849	657
COLT 2022-3 Mortgage Loan Trust
Series 2022-A1-3, REMIC, 3.90%, 02/25/67 (d)	2,138	1,951
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	1,218	1,013
COMM 2013-CR15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.77%, 01/12/24 (d)	1,930	1,882
COMM 2013-CR19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	1,989
Series 2014-D-CR19, REMIC, 4.85%, 08/12/24 (d)	760	691
COMM 2014-CCRE15 Mortgage Trust
Series 2014-C-CR15, REMIC, 4.82%, 01/12/24 (d)	5,850	5,631
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,748
CSMC 2019-ICE4
Series 2019-C-ICE4, REMIC, 4.25%, (1 Month USD LIBOR + 1.43%), 05/15/36 (d)	2,680	2,606
Series 2019-D-ICE4, REMIC, 4.42%, (1 Month USD LIBOR + 1.60%), 05/15/36 (d)	1,965	1,880
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	901	813
Series 2020-D-NET, REMIC, 3.83%, 08/15/25 (d)	1,970	1,733
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	296	277
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (d)	527	457
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	581	492
Drive Auto Receivables Trust 2020-1
Series 2020-C-1, 2.36%, 03/15/26	505	504
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 3.84%, (3 Month USD LIBOR + 1.10%), 07/17/34 (d)	2,660	2,542
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 3.83%, (SOFR 30-Day Average + 1.55%), 04/25/34 (d)	1,080	1,073
Elara HGV Timeshare Issuer 2017-A, LLC
Series 2017-A-A, REMIC, 2.69%, 03/25/30	211	205
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	798	754
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	268	250
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	357	303
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (d)	312	264
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (d)	758	597
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	731	585
Ellington Financial Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.24%, 09/25/66	968	786
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	687	546
Enterprise Fleet Financing 2019-3, LLC
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	146	145
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,127
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	1,305	1,197
Exeter Automobile Receivables Trust 2022-1
Series 2022-D-1A, 3.02%, 06/15/25	2,895	2,672
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	2,355	2,263
Exeter Automobile Receivables Trust 2022-3
Series 2022-C-3A, 5.30%, 01/15/25	1,950	1,910
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,334
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 3.47%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	745	729
Series 2021-C-ESH, REMIC, 4.09%, (1 Month USD LIBOR + 1.70%), 07/17/23 (d)	1,963	1,881
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	4,134	4,033
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,660	4,067
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	318	289
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 3.93%, (1 Month USD LIBOR + 0.85%), 08/25/41 (d)	461	429
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,294
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,670
Ford Credit Auto Owner Trust
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,267
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,876
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 3.78%, (SOFR 30-Day Average + 1.50%), 10/25/41 (d)	1,320	1,224
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	954	878
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	179	169
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	92	89
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	186	181
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	747
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (d)	1,170	1,016
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 3.62%, (1 Month USD LIBOR + 0.80%), 02/15/23 (d)	1,535	1,492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,553
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	277	275
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	947
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	816
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 3.85%, (1 Month USD LIBOR + 1.03%), 12/15/36 (d) (g)	3,959	3,861
Series 2019-C-WOLF, REMIC, 4.45%, (1 Month USD LIBOR + 1.63%), 12/15/36 (d) (g)	1,190	1,140
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 4.42%, (1 Month USD LIBOR + 1.60%), 06/15/23 (d)	1,720	1,637
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 1.96%, 07/25/44 (d)	28	27
GS Mortgage-Backed Securities Trust 2021-HP1
Series 2021-A6-HP1, REMIC, 2.50%, 01/25/52 (d)	1,215	1,042
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (d)	3,166	2,746
GS Mortgage-Backed Securities Trust 2022-GR1
Series 2022-A5-GR1, REMIC, 2.50%, 10/25/28	3,924	3,374
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	624	586
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	240	236
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	893	847
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	146	145
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (d)	2,250	2,199
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (d)	2,057	1,765
Hyundai Auto Receivables Trust 2019-A
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,651
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	1,135	938
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	3,346	3,228
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 4.42%, (1 Month USD LIBOR + 1.60%), 09/17/29 (d) (g)	1,195	1,162
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 4.16%, (1 Month USD LIBOR + 1.77%), 10/17/22 (d)	2,420	2,336
Series 2020-C-609M, REMIC, 4.56%, (1 Month USD LIBOR + 2.17%), 10/17/22 (d)	1,955	1,877
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	329	290
Series 2020-A11-INV1, REMIC, 3.91%, (1 Month USD LIBOR + 0.83%), 03/25/43 (d)	201	193
John Deere Owner Trust 2022-B
Series 2022-A4-B, 3.80%, 05/15/29	2,595	2,507
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	486	424
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,368
JPMorgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	1,270	1,232
KKR CLO 29 Ltd.
Series A-29A, 3.71%, (3 Month USD LIBOR + 1.20%), 01/15/32 (d)	2,750	2,677
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 3.82%, (1 Month USD LIBOR + 1.00%), 12/15/25 (d)	765	719
Series 2021-D-KDIP, REMIC, 4.07%, (1 Month USD LIBOR + 1.25%), 12/15/25 (d)	551	513
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 4.57%, (1 Month USD LIBOR + 1.75%), 08/15/26 (d)	2,408	2,295
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	610	606
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,287
LUXE Trust 2021-TRIP
Series 2021-A-TRIP, REMIC, 3.87%, (1 Month USD LIBOR + 1.05%), 10/15/26 (d)	1,225	1,191
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 3.74%, (3 Month USD LIBOR + 0.97%), 07/28/31 (d)	3,125	3,071
Series 2017-BR-23A, 4.32%, (3 Month USD LIBOR + 1.55%), 07/28/31 (d)	2,005	1,918
Madison Park Funding XXXIII Ltd
Series 2019-AR-33A, 3.62%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,035
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 3.70%, (3 Month USD LIBOR + 0.99%), 04/20/32 (d)	4,315	4,190
Magnetite XVI Ltd
Series 2015-AR-16A, 3.54%, (3 Month USD LIBOR + 0.80%), 01/18/28 (d)	3,949	3,894
Magnetite XXV, Limited
Series 2020-A-25A, 3.98%, (3 Month USD LIBOR + 1.20%), 01/26/32 (d)	2,020	1,971
Mello Mortgage Capital Acceptance 2021-INV3
Series 2021-A4-INV3, REMIC, 2.50%, 09/25/51 (d)	1,752	1,503
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	486	459
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.02%, (1 Month USD LIBOR + 1.08%), 10/20/36 (d)	1,910	1,834
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	709	653
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 3.62%, (1 Month USD LIBOR + 0.80%), 04/15/26 (d)	1,535	1,477
Mill City Mortgage Loan Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (d)	216	213
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	688
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (d)	255	247
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (d)	955	909
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,528
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-D-MEAD, REMIC, 3.28%, 11/13/24 (d)	2,330	2,090
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 4.62%, (1 Month USD LIBOR + 1.80%), 12/15/36 (d)	1,395	1,351
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	384	361
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	605	556
Series 2020-B-1A, 2.73%, 10/20/37	1,075	987
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	96	94
Series 2017-B-1A, 2.75%, 12/20/34	32	31
Series 2017-C-1A, 2.99%, 12/20/34	89	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	1,258	1,163
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	4,763	4,291
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	1,382	1,201
Navient Private Education Refi Loan Trust
Series 2020-A-HA, 1.31%, 11/15/27	589	529
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	960	937
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	1,427	1,389
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 05/15/28	1,582	1,449
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	868	787
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	564	515
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	1,713	1,488
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	3,541	3,142
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,960	1,755
Nelnet, Inc.
Series 2005-A4-4, 3.78%, (3 Month USD LIBOR + 0.18%), 03/22/32 (d)	1,132	1,090
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 3.73%, (3 Month USD LIBOR + 0.99%), 01/20/32 (d)	4,375	4,255
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 3.80%, (3 Month USD LIBOR + 1.06%), 04/18/33 (d)	1,245	1,209
New Residential Mortgage Loan Trust 2019-NQM5
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (d)	684	634
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	632	588
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	3,599	3,088
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (d)	1,276	1,095
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	837	827
NLT 2021-INV2 Trust
Series 2021-A1-INV2, REMIC, 1.16%, 08/25/56 (d)	4,014	3,367
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (d)	1,030	843
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 4.28%, (1 Month USD LIBOR + 1.20%), 07/25/24 (d)	431	418
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 3.98%, (1 Month USD LIBOR + 0.90%), 09/25/59 (d)	437	424
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 3.83%, (1 Month USD LIBOR + 0.75%), 02/25/27 (d)	361	343
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	686	611
Series 2020-2A2-EXP1, REMIC, 4.03%, (1 Month USD LIBOR + 0.95%), 01/26/60 (d)	402	382
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	907	800
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	222	195
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	999	898
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (d)	2,332	2,004
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,861	1,597
OCP CLO 2014-7 Ltd
Series 2014-A1RR-7A, 3.83%, (3 Month USD LIBOR + 1.12%), 07/20/29 (d)	5,754	5,626
OCP CLO 2017-13 Ltd
Series 2017-A2R-13A, 4.06%, (3 Month USD LIBOR + 1.55%), 07/15/30 (d)	3,160	2,976
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,409
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	1,080	1,031
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	5,258	5,230
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 3.77%, (1 Month USD LIBOR + 0.95%), 03/15/23 (d)	3,445	3,271
Series 2021-C-PARK, REMIC, 3.92%, (1 Month USD LIBOR + 1.10%), 03/15/23 (d)	1,840	1,720
Onslow Bay Financial LLC
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (d)	1,513	1,216
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 3.99%, (3 Month USD LIBOR + 1.08%), 11/17/31 (d)	4,940	4,813
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,406	1,332
Progress Residential 2022-SFR6 Trust
Series 2022-A-SFR6, REMIC, 4.45%, 07/19/27	2,265	2,165
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 01/25/28 (d)	3,418	2,978
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (d)	2,602	2,236
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	397	385
Series 2022-C-B, 5.92%, 08/16/32	1,340	1,342
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	890	853
Santander Drive Auto Receivables Trust 2019-2
Series 2019-D-2, 3.22%, 07/15/25	386	384
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,739	1,723
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,260
Santander Drive Auto Receivables Trust 2022-1
Series 2022-C-1, 2.56%, 04/17/28	3,490	3,343
Santander Drive Auto Receivables Trust 2022-4
Series 2022-C-4, 5.00%, 07/15/26	4,100	4,028
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	2,005	1,961
Santander Retail Auto Lease Trust 2020-A
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,321
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,174
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,465
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,412
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	551
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (a)	3,740	3,708
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,128
Series 2020-2C-1, 1.88%, 01/15/26	730	649
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,055
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	25	25
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	141	134
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	281	268

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Sequoia Mortgage Trust 2018-CH4
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (d)	25	25
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (d)	17	16
SG Residential Mortgage Trust 2019-3
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (d)	588	577
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 10/25/23	1,089	965
SG Residential Mortgage Trust 2022-1
Series 2022-A1-1, REMIC, 3.17%, 03/25/62 (d)	2,357	2,076
Shelter Growth CRE 2021-FL3 Issuer Ltd
Series 2021-A-FL3, 3.90%, (1 Month USD LIBOR + 1.08%), 09/15/36 (d)	891	868
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 3.72%, (1 Month USD LIBOR + 0.90%), 10/15/37 (d)	1,490	1,451
Sierra Timeshare 2019-1 Receivables Funding LLC
Series 2019-A-1A, 3.20%, 01/20/36	268	264
Sierra Timeshare 2019-2 Receivables Funding LLC
Series 2019-A-2A, 2.59%, 05/20/36	871	819
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	420	392
SLIDE 2018-FUN
Series 2018-A-FUN, REMIC, 3.97%, (1 Month USD LIBOR + 1.15%), 06/16/31 (d) (g)	1,603	1,587
Series 2018-D-FUN, REMIC, 4.92%, (1 Month USD LIBOR + 2.10%), 06/16/31 (d) (g)	1,776	1,715
SMB Private Education Loan Trust 2014-A
Series 2014-A3-A, 4.32%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (d)	1,781	1,779
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 3.92%, (1 Month USD LIBOR + 1.10%), 09/15/34 (d)	1,051	1,055
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 3.54%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (d)	2,500	2,455
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	4,099	3,637
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	609	546
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	3,054	2,761
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	777	741
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	833	790
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	790	725
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (d)	2,864	2,417
Symphony CLO XVII Ltd
Series 2016-AR-17A, 3.39%, (3 Month USD LIBOR + 0.88%), 04/17/28 (d)	2,848	2,816
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 3.53%, (3 Month USD LIBOR + 1.02%), 01/15/34 (d)	2,730	2,657
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 3.79%, (3 Month USD LIBOR + 1.08%), 04/20/33 (d)	1,290	1,231
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 4.23%, (3 Month USD LIBOR + 1.45%), 10/25/29 (d)	3,330	3,133
Towd Point Mortgage Trust
Series 2022-A1-4, 3.75%, 09/25/62 (h)	4,300	4,010
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d)	161	159
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	256	252
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (d)	1,578	1,522
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	229	222
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (d)	11	11
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (d)	1,547	1,496
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (d)	1,184	1,156
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	542	531
Tricon American Homes 2017-SFR2 Trust
Series 2017-C-SFR2, REMIC, 3.47%, 01/22/24	2,235	2,160
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	592	522
United Airlines 2019-2 Class B Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	655	538
Usaa Ultra Short-Term Bond Fund
Series 2019-A-SMRT, REMIC, 4.15%, 01/12/24	1,900	1,839
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	662	568
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	1,316	1,264
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (g)	599	586
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (g)	796	777
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	716	687
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	92	90
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	560	548
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	417	384
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	652	573
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	389	341
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	537	442
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	969	749
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (d)	3,565	3,002
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	919	835
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,773	3,146
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 01/25/67 (g)	5,986	5,756
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	260	243
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	479	478
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	2,773	2,383
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 11/25/40 (d)	182	153
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,517
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	874
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,189
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,177
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,323
Total Non-U.S. Government Agency Asset-Backed Securities (cost $494,204)		464,645
GOVERNMENT AND AGENCY OBLIGATIONS 23.6%
U.S. Treasury Note 17.5%
Treasury, United States Department of
0.13%, 04/30/23	1,310	1,280
2.50%, 05/31/24 (i)	105,285	102,225
3.00%, 07/31/24	8,500	8,310
3.25%, 08/31/24 (f)	34,405	33,781
1.75%, 03/15/25 (i)	59,565	56,075
2.75%, 05/15/25	99,025	95,281
		296,952

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 3.3%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	363	365
2.69%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	4	4
3.29%, (1 Year Treasury + 2.17%), 09/01/33 (d)	12	12
6.00%, 09/01/34 - 11/01/37	338	352
2.57%, (1 Year Treasury + 2.11%), 10/01/34 (d)	7	7
2.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	2	2
2.30%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	6	6
2.37%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	4	4
2.37%, (1 Year Treasury + 2.25%), 11/01/34 (d)	14	14
3.00%, 11/01/34	217	203
1.94%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	4	4
2.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	4	4
2.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	8	8
2.05%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
2.23%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	8	8
2.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	10	11
2.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	10	10
3.68%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	98	100
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	186	194
3.63%, (1 Year USD LIBOR + 1.68%), 10/01/35 (d)	23	23
1.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	41	41
2.13%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	48	48
4.50%, 09/01/37	659	647
7.50%, 06/01/38	221	235
7.00%, 03/01/39	233	248
4.00%, 12/01/49 - 10/01/52	1,543	1,438
2.50%, 01/01/52	2,854	2,409
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 08/01/52	2,242	2,243
5.50%, 01/01/24 - 12/01/39	3,149	3,224
3.50%, 11/01/26 - 01/01/52	2,110	1,925
3.00%, 09/01/28 - 06/01/52	5,341	4,811
6.50%, 07/01/32 - 12/01/32	172	180
2.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
2.46%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	4	4
3.18%, (1 Year Treasury + 2.18%), 06/01/33 (d)	53	55
3.15%, (1 Year Treasury + 2.14%), 07/01/33 (d)	3	3
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (d)	66	68
6.00%, 03/01/34 - 02/01/49	2,493	2,595
3.33%, (1 Year Treasury + 2.31%), 04/01/34 (d)	1	1
2.10%, (1 Year USD LIBOR + 1.58%), 10/01/34 (d)	3	3
1.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	1	1
1.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	12	12
3.40%, (1 Year Treasury + 2.36%), 11/01/34 (d)	64	67
1.93%, (1 Year USD LIBOR + 1.68%), 12/01/34 (d)	7	7
1.89%, (1 Year USD LIBOR + 1.52%), 01/01/35 (d)	12	12
1.90%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
1.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	8	8
1.97%, (1 Year USD LIBOR + 1.60%), 01/01/35 (d)	9	9
1.96%, (1 Year USD LIBOR + 1.64%), 02/01/35 (d)	6	6
2.33%, (1 Year Treasury + 2.20%), 02/01/35 (d)	13	13
2.06%, (1 Year USD LIBOR + 1.36%), 03/01/35 (d)	7	7
1.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	60	61
2.55%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	14	15
3.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	74	76
2.23%, (1 Year USD LIBOR + 1.41%), 05/01/35 (d)	26	26
2.60%, (1 Year USD LIBOR + 1.60%), 05/01/35 (d)	11	11
2.95%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	64	65
3.03%, (1 Year Treasury + 2.30%), 06/01/35 (d)	75	78
3.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	47	48
3.55%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	30	30
2.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	105	106
3.43%, (1 Year USD LIBOR + 1.61%), 08/01/35 (d)	61	62
1.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	47	47
3.73%, (1 Year USD LIBOR + 1.48%), 11/01/35 (d)	29	29
2.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	66	68
2.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	33	33
4.50%, 09/01/39 - 08/01/52	10,076	9,688
4.00%, 08/01/43 - 09/01/52	5,082	4,730
2.00%, 10/01/50	647	527
2.50%, 01/01/52	2,854	2,401
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,094	1,090
6.00%, 07/15/36	460	476
4.50%, 09/20/40	239	235
3.50%, 03/20/43 - 04/20/43	1,123	1,036
5.50%, 09/15/45 - 12/20/48	1,252	1,281
4.00%, 09/20/45 - 10/20/50	1,311	1,233
3.00%, 09/20/47 - 09/20/49	1,882	1,683
TBA, 3.50%, 10/15/52 (j)	1,996	1,813
TBA, 4.00%, 10/15/52 (j)	825	770
TBA, 4.50%, 10/15/52 (j)	3,365	3,217
TBA, 5.50%, 10/15/52 (j)	2,650	2,645
		55,238
Collateralized Mortgage Obligations 2.4%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 3.28%, (SOFR 30-Day Average + 1.00%), 12/26/41 (d)	2,425	2,371
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2M1-R02, REMIC, 3.48%, (SOFR 30-Day Average + 1.20%), 01/27/42 (d)	3,006	2,959
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M1-R03, REMIC, 4.38%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	1,913	1,892
Connecticut Avenue Securities Trust 2022-R05
Series 2022-2M1-R05, REMIC, 4.18%, (SOFR 30-Day Average + 1.90%), 04/25/42 (d)	2,190	2,152
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, REMIC, 5.23%, (SOFR 30-Day Average + 2.95%), 06/25/42 (d)	2,364	2,379

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 4.83%, (SOFR 30-Day Average + 2.55%), 07/25/42 (d)	1,002	1,001
Connecticut Avenue Securities Trust 2022-R09
Series 2022-2M1-R09, REMIC, 4.78%, (SOFR 30-Day Average + 2.50%), 09/25/42 (d)	3,525	3,523
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 7.08%, (1 Month USD LIBOR + 4.00%), 08/26/24 (d)	260	262
Series 2021-M1-HQA4, REMIC, 3.23%, (SOFR 30-Day Average + 0.95%), 12/25/25 (d)	1,991	1,926
Series 2021-M1-HQA1, REMIC, 2.98%, (SOFR 30-Day Average + 0.70%), 08/25/33 (d)	445	444
Series 2021-M1-DNA2, REMIC, 3.08%, (SOFR 30-Day Average + 0.80%), 08/25/33 (d)	339	338
Series PA-3713, REMIC, 2.00%, 02/15/40	533	529
Series 2021-M1-HQA3, REMIC, 3.13%, (SOFR 30-Day Average + 0.85%), 09/25/41 (d)	2,226	2,164
Series 2021-M2-DNA7, REMIC, 4.08%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	822
Series 2022-M1A-HQA1, REMIC, 4.38%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	2,123	2,117
Series 2022-M1A-DNA3, REMIC, 4.28%, (SOFR 30-Day Average + 2.00%), 04/25/42 (d)	1,860	1,846
Series 2022-M1A-DNA4, REMIC, 4.48%, (SOFR 30-Day Average + 2.20%), 05/27/42 (d)	2,594	2,578
Series 2022-M1A-DNA5, REMIC, 5.23%, (SOFR 30-Day Average + 2.95%), 06/25/42 (d)	2,928	2,927
Series 2022-M1A-HQA2, REMIC, 4.93%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	1,037	1,026
Series 2022-M1A-HQA3, REMIC, 4.58%, (SOFR 30-Day Average + 2.30%), 08/25/42 (d)	1,349	1,342
Series 2022-M1A-DNA6, REMIC, 4.44%, (SOFR 30-Day Average + 2.15%), 09/25/42 (d)	990	984
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (d)	136	133
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 6.63%, (1 Month USD LIBOR + 3.55%), 01/25/27 (d)	1,256	1,279
Series 2017-2ED3-C02, 4.43%, (1 Month USD LIBOR + 1.35%), 09/25/29 (d)	56	56
Series 2017-2ED2-C04, REMIC, 4.18%, (1 Month USD LIBOR + 1.10%), 11/26/29 (d)	704	698
Series 2017-1ED3-C05, REMIC, 4.28%, (1 Month USD LIBOR + 1.20%), 01/25/30 (d)	60	60
Series 2022-1M1-R06, REMIC, 5.03%, (SOFR 30-Day Average + 2.75%), 05/27/42 (d)	2,248	2,246
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,507	1,423
		41,477
Municipal 0.4%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,676
Illinois, State of
2.25%, 10/01/22	4,095	4,095
Long Island Power Authority
0.76%, 03/01/23	725	714
		6,485
Total Government And Agency Obligations (cost $414,792)		400,152
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 2.88% (k) (l)	17,684	17,684
Investment Companies 0.3%
JNL Government Money Market Fund, 2.68% (k) (l)	4,145	4,145
T. Rowe Price Government Reserve Fund, 3.03% (k) (l)	369	369
		4,514
Total Short Term Investments (cost $22,198)		22,198
Total Investments 101.2% (cost $1,803,008)		1,715,026
Other Derivative Instruments0.0%		96
Other Assets and Liabilities, Net (1.2)%		(19,898)
Total Net Assets 100.0%		1,695,224

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $290,670 and 17.1% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(f) All or a portion of the security was on loan as of September 30, 2022.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $8,746.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,606	3,591	0.2
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	443	441	—
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,558	3,273	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,297	3,941	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,787	2,613	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,548	1,400	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,295	2,931	0.2
		19,534	18,190	1.1

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,429	January 2023	298,030	(212)	(4,527)

Short Contracts
United States 10 Year Note	(141)	December 2022	(16,050)	55	250
United States 10 Year Ultra Bond	(150)	December 2022	(18,179)	83	406
United States 5 Year Note	(638)	January 2023	(70,947)	170	2,357
				308	3,013

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	828,031	—	828,031
Non-U.S. Government Agency Asset-Backed Securities	—	460,635	4,010	464,645
Government And Agency Obligations	—	400,152	—	400,152
Short Term Investments	22,198	—	—	22,198
	22,198	1,688,818	4,010	1,715,026
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,013	—	—	3,013
	3,013	—	—	3,013
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,527)	—	—	(4,527)
	(4,527)	—	—	(4,527)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 88.1%
Energy 16.1%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,000	2,914
5.88%, 06/30/29 (a)	5,815	5,194
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	4,920	4,395
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	4,440	4,109
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	5,650	5,219
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	5,400	5,376
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	5,835	5,458
Hess Infrastructure Partners LP
4.25%, 02/15/30 (a)	4,770	3,866
5.50%, 10/15/30 (a)	1,315	1,127
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	5,710	5,083
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	2,988
6.38%, 09/01/28	3,123	3,115
6.45%, 09/15/36	1,555	1,548
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	8,240	8,180
SM Energy Company
5.63%, 06/01/25	735	707
6.50%, 07/15/28 (b)	1,535	1,461
Sunoco LP
4.50%, 05/15/29 - 04/30/30	6,585	5,436
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	7,265	6,174
USA Compression Finance Corp.
6.88%, 09/01/27	6,215	5,653
Weatherford International Ltd.
8.63%, 04/30/30 (a)	5,743	5,010
		83,013
Consumer Discretionary 15.5%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	6,355	5,565
Allison Transmission, Inc.
3.75%, 01/30/31 (a)	4,130	3,171
Bath & Body Works, Inc.
5.25%, 02/01/28	4,675	4,071
Carnival Corporation
5.75%, 03/01/27 (a)	11,119	7,796
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	7,155	5,242
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (a)	3,321	2,547
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	7,245	5,041
Life Time, Inc.
5.75%, 01/15/26 (a)	5,686	5,196
LSF9 Atlantis
7.75%, 02/15/26 (a)	8,620	7,697
Magic Mergeco, Inc.
7.88%, 05/01/29 (a) (b)	6,945	4,006
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,985	4,842
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	3,945	3,646
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	3,274
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	3,152	2,307
Wheel Pros, Inc.
6.50%, 05/15/29 (a)	7,915	3,620
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	7,855	6,683
Yum! Brands, Inc.
3.63%, 03/15/31	6,760	5,388
		80,092
Communication Services 14.3%
CCO Holdings, LLC
4.50%, 05/01/32	6,270	4,779
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	4,765
DISH DBS Corporation
7.38%, 07/01/28	8,990	6,047
DKT Finance ApS
9.38%, 06/17/23 (a)	3,647	3,510
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	2,884
6.00%, 01/15/30 (a) (b)	2,225	1,748
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	598
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	4,710
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,727	2,264
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	7,310	5,417
Millennium Escrow Corporation
6.63%, 08/01/26 (a)	4,005	3,198
Northwest Fiber, LLC
4.75%, 04/30/27 (a)	6,980	6,093
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,290	4,938
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	7,345	5,097
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	6,600	4,995
Telesat Canada
6.50%, 10/15/27 (a)	4,481	1,667
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,450	4,929
Urban One, Inc.
7.38%, 02/01/28 (a)	7,365	6,258
		73,897
Financials 10.7%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	4,585	4,493
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,196	1,125
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (a)	4,040	3,316
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	7,270	5,731
EG Global Finance PLC
6.75%, 02/07/25 (a)	8,465	7,597
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	6,385	5,462
Ford Motor Credit Company LLC
5.11%, 05/03/29	3,340	2,906
4.00%, 11/13/30	3,500	2,730
HUB International Limited
5.63%, 12/01/29 (a)	7,790	6,506
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	810	586
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	6,085	4,206
Ryan Specialty Group, LLC
4.38%, 02/01/30 (a)	5,451	4,628
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	7,228	5,831
		55,117
Industrials 8.7%
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	7,879	5,396
Bombardier Inc.
7.88%, 04/15/27 (a)	5,925	5,452

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Deluxe Corporation
8.00%, 06/01/29 (a)	7,205	5,852
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	6,349	6,016
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	6,440	5,752
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	2,410	1,996
Pike Corporation
5.50%, 09/01/28 (a)	6,235	5,051
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	665	558
Spirit AeroSystems, Inc.
4.60%, 06/15/28	6,995	5,061
Tutor Perini Corporation
6.88%, 05/01/25 (a) (b)	5,435	4,075
		45,209
Materials 6.2%
Element Solutions Inc.
3.88%, 09/01/28 (a)	2,825	2,275
ERO Copper Corp.
6.50%, 02/15/30 (a)	7,860	5,874
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	4,833
Novelis Corporation
3.88%, 08/15/31 (a)	5,725	4,273
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	7,300	4,101
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	7,320	5,641
Venator Materials Corporation
5.75%, 07/15/25 (a) (b)	7,270	4,985
		31,982
Consumer Staples 6.0%
Coty Inc.
6.50%, 04/15/26 (a) (b)	2,810	2,588
4.75%, 01/15/29 (a)	6,210	5,308
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a) (b)	6,815	4,996
Rite Aid Corporation
7.50%, 07/01/25 (a)	5,954	4,521
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	11,727	7,738
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,465	5,714
		30,865
Information Technology 3.6%
Commscope Finance LLC
8.25%, 03/01/27 (a)	6,843	5,661
Entegris, Inc.
3.63%, 05/01/29 (a) (b)	4,186	3,354
Veritas USA Inc.
7.50%, 09/01/25 (a)	6,625	5,076
ViaSat, Inc.
6.50%, 07/15/28 (a)	6,725	4,520
		18,611
Health Care 3.5%
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	2,630	1,558
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	3,037
Community Health Systems, Inc.
6.88%, 04/01/28 (a)	7,915	3,616
5.25%, 05/15/30 (a)	2,635	1,833
Herbalife International, Inc.
4.88%, 06/01/29 (a)	5,760	4,110
Mednax, Inc.
5.38%, 02/15/30 (a)	5,005	4,172
		18,326
Real Estate 2.6%
Brookfield Property REIT Inc.
4.50%, 04/01/27 (a)	6,460	5,288
Service Properties Trust
3.95%, 01/15/28	4,366	2,975
VICI Properties Inc.
4.13%, 08/15/30 (a)	6,480	5,409
		13,672
Utilities 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	5,986	4,759
Total Corporate Bonds And Notes (cost $569,512)		455,543
SENIOR FLOATING RATE INSTRUMENTS 6.9%
Consumer Discretionary 2.9%
KNS Acquisition Corp.
Term Loan, 8.50%, (6 Month USD LIBOR + 6.25%), 04/16/27 (d)	6,225	5,805
Naked Juice LLC
2nd Lien Term Loan, 8.15%, (SOFR + 6.00%), 01/25/30 (d)	3,745	3,389
Staples, Inc.
7 Year Term Loan, 7.78%, (3 Month USD LIBOR + 5.00%), 04/05/26 (d)	6,344	5,548
		14,742
Industrials 2.2%
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	5,600	5,415
Tutor Perini Corporation
Term Loan B, 7.13%, (1 Month USD LIBOR + 4.75%), 08/13/27 (d)	6,644	6,179
		11,594
Consumer Staples 0.8%
Journey Personal Care Corp.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 12/31/24 (d)	6,764	4,250
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 9.25%), 01/31/22 (e) (f) (g)	751	60
		4,310
Health Care 0.7%
Bausch Health Companies Inc.
2022 Term Loan B, 8.10%, (1 Month Term SOFR + 5.25%), 01/27/27 (d)	4,809	3,681
Materials 0.3%
BWAY Holding Company
2017 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.25%), 04/03/24 (d) (h)	1,605	1,492
Total Senior Floating Rate Instruments (cost $42,149)		35,819
PREFERRED STOCKS 1.3%
Energy 0.8%
Crestwood Equity Partners LP, 9.25% (i)	461	4,130
Financials 0.5%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (e)	198	2,722
Total Preferred Stocks (cost $6,920)		6,852
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (e) (g)	5	13
Total Common Stocks (cost $16)		13
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (e) (g)	34	—
Ascent Resources - Marcellus, LLC - 2nd Lien B (e) (g)	27	—
Total Warrants (cost $8)		—
SHORT TERM INVESTMENTS 6.0%
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund, 2.88% (j) (k)	21,770	21,770
Investment Companies 1.8%
JNL Government Money Market Fund, 2.68% (j) (k)	299	299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 3.03% (j) (k)	8,715	8,715
		9,014
Total Short Term Investments (cost $30,784)		30,784
Total Investments 102.3% (cost $649,389)		529,011
Other Assets and Liabilities, Net (2.3)%		(11,860)
Total Net Assets 100.0%		517,151

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $397,794 and 76.9% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Non-income producing security.

(f) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	455,543	—	455,543
Senior Floating Rate Instruments	—	35,759	60	35,819
Preferred Stocks	6,852	—	—	6,852
Common Stocks	—	—	13	13
Warrants	—	—	—	—
Short Term Investments	30,784	—	—	30,784
	37,636	491,302	73	529,011

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 92.4%
Health Care 24.4%
Abbott Laboratories	457	44,195
AbbVie Inc.	591	79,303
AstraZeneca PLC - ADR	1,247	68,381
Becton, Dickinson and Company	854	190,191
Centene Corporation (a)	1,098	85,441
Cigna Corporation	82	22,692
Danaher Corporation	273	70,491
Elevance Health, Inc.	392	177,905
HCA Healthcare, Inc.	154	28,219
Johnson & Johnson	771	125,960
PerkinElmer, Inc.	159	19,084
Regeneron Pharmaceuticals, Inc. (a)	17	11,450
Sanofi - ADR	595	22,634
Steris Limited	8	1,329
Stryker Corporation	106	21,510
Thermo Fisher Scientific Inc.	120	60,812
UnitedHealth Group Incorporated	104	52,438
		1,082,035
Financials 14.2%
American International Group, Inc.	602	28,571
Bank of America Corporation	4,197	126,745
Chubb Limited	625	113,654
Corebridge Financial, Inc. (a)	240	4,720
JPMorgan Chase & Co.	92	9,583
MetLife, Inc.	702	42,657
The Allstate Corporation	74	9,265
The Charles Schwab Corporation	129	9,276
The Hartford Financial Services Group, Inc.	269	16,686
The Progressive Corporation	630	73,270
The Travelers Companies, Inc.	497	76,115
Wells Fargo & Company	2,992	120,341
		630,883
Utilities 11.6%
Ameren Corporation	327	26,332
American Electric Power Company, Inc.	617	53,322
Dominion Energy, Inc.	1,480	102,264
DTE Energy Company	195	22,455
Duke Energy Corporation	109	10,143
Exelon Corporation	573	21,449
FirstEnergy Corp.	192	7,111
NiSource Inc.	476	11,990
Sempra Energy	452	67,712
The Southern Company	2,330	158,467
WEC Energy Group Inc.	51	4,579
Xcel Energy Inc.	420	26,854
		512,678
Industrials 10.4%
CSX Corporation	1,594	42,477
Eaton Corporation Public Limited Company	419	55,869
General Electric Company	1,010	62,547
Honeywell International Inc.	251	41,842
Hubbell Incorporated	218	48,704
Ingersoll Rand Inc.	254	11,008
L3Harris Technologies, Inc.	370	76,934
Norfolk Southern Corporation	45	9,491
Northrop Grumman Corporation	112	52,911
Republic Services, Inc.	263	35,771
Siemens Aktiengesellschaft - Class N	215	20,968
Union Pacific Corporation	22	4,352
		462,874
Consumer Staples 9.4%
Keurig Dr Pepper Inc.	1,966	70,423
Mondelez International, Inc. - Class A	950	52,097
Monster Beverage 1990 Corporation (a)	273	23,764
Philip Morris International Inc.	1,400	116,186
The Coca-Cola Company	317	17,757
The Procter & Gamble Company	454	57,305
Walmart Inc.	602	78,039
		415,571
Information Technology 6.4%
Analog Devices, Inc.	30	4,171
Broadcom Inc.	69	30,503
Corning Incorporated	55	1,601
Fiserv, Inc. (a)	594	55,589
KLA Corporation	213	64,426
Microsoft Corporation	240	55,788
Motorola Solutions, Inc.	157	35,256
Qualcomm Incorporated	276	31,228
TE Connectivity Ltd. (b)	7	768
Texas Instruments Incorporated	34	5,278
		284,608
Energy 4.9%
Exxon Mobil Corporation	1,437	125,475
TC Energy Corporation	724	29,161
The Williams Companies, Inc.	452	12,929
TotalEnergies SE	1,038	48,712
		216,277
Consumer Discretionary 4.0%
Dollar General Corporation	170	40,800
Hilton Worldwide Holdings Inc.	7	885
Marriott International, Inc. - Class A	43	5,971
McDonald's Corporation	260	60,108
Ross Stores, Inc.	179	15,070
The TJX Companies, Inc.	346	21,518
Yum! Brands, Inc.	305	32,418
		176,770
Communication Services 3.8%
Alphabet Inc. - Class C (a)	1,502	144,426
Meta Platforms, Inc. - Class A (a)	41	5,536
The Walt Disney Company (a)	186	17,536
		167,498
Real Estate 2.1%
AvalonBay Communities, Inc.	80	14,827
Equity Residential	179	12,066
ProLogis Inc.	514	52,239
Weyerhaeuser Company	450	12,852
		91,984
Materials 1.2%
Nutrien Ltd.	667	55,624
Total Common Stocks (cost $4,485,534)		4,096,802
SHORT TERM INVESTMENTS 7.1%
Investment Companies 7.1%
JNL Government Money Market Fund, 2.68% (c) (d)	526	526
T. Rowe Price Government Reserve Fund, 3.03% (c) (d)	315,975	315,975
Total Short Term Investments (cost $316,501)		316,501
Total Investments 99.5% (cost $4,802,035)		4,413,303
Other Assets and Liabilities, Net 0.5%		20,101
Total Net Assets 100.0%		4,433,404

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	06/17/22	819	768	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,027,122	69,680	—	4,096,802
Short Term Investments	316,501	—	—	316,501
	4,343,623	69,680	—	4,413,303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 95.4%
China 67.6%
Angel Yeast Co., Ltd. - Class A	33	193
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	10	131
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	2	53
Beijing United Information Technology Co., Ltd - Class A	16	250
Bondex Supply Chain Management Co., Ltd. - Class A	11	75
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	71
Hongfa Technology Co., Ltd. - Class A	17	84
Hundsun Technologies Inc. - Class A	30	144
Kweichow Moutai Co., Ltd. - Class A	1	211
Li Ning Company Limited	26	198
Pinduoduo Inc. - ADR (b)	2	114
Ping An Insurance (Group) Co of China Ltd - Class H	20	96
Qingdao Haier Biomedical Co Ltd - Class A	13	114
Qingdao Hairong Commercial Cold Chain Co., Ltd. - Class A	18	72
Rianlon Corporation - Class A	8	62
Shandong Sinocera Functional Material Co., Ltd. - Class A	15	63
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	41	84
Shenzhou International Group Holdings Limited	23	177
Silergy Corp.	4	52
Tencent Holdings Limited	11	366
WuXi AppTec Co., Ltd. - Class H (a)	16	128
Xiamen Faratronic Co., Ltd. - Class A	5	115
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	33	110
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	26	89
ZTO Express (Cayman) Inc. - Class A - ADR	7	171
		3,223
Hong Kong 21.4%
AIA Group Limited	37	308
China Mengniu Dairy Company Limited	71	280
China Overseas Holdings Limited	210	182
Hong Kong Exchanges and Clearing Limited	2	68
Techtronic Industries Company Limited	19	181
		1,019
Taiwan 6.4%
Airtac International Group	4	92
SIBON Electronics Co., Ltd.	26	216
		308
Total Common Stocks (cost $5,161)		4,550
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund, 2.68% (c) (d)	204	204
Total Short Term Investments (cost $204)		204
Total Investments 99.7% (cost $5,365)		4,754
Other Assets and Liabilities, Net 0.3%		15
Total Net Assets 100.0%		4,769

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/26/22	165	131	2.7
WuXi AppTec Co., Ltd. - Class H	04/26/22	206	128	2.7
		371	259	5.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	285	4,265	—	4,550
Short Term Investments	204	—	—	204
	489	4,265	—	4,754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 98.0%
United Kingdom 14.8%
Aon Global Limited - Class A	185	49,654
AstraZeneca PLC	350	38,511
Atlassian Corporation PLC - Class A (a)	171	35,932
Experian PLC	1,437	42,233
Ferguson PLC	228	23,642
		189,972
United States of America 14.6%
EPAM Systems, Inc. (a)	122	44,340
Lululemon Athletica Canada Inc. (a)	142	39,620
Mettler-Toledo International Inc. (a)	24	25,585
ResMed Inc.	204	44,488
Steris Limited	199	33,039
		187,072
Switzerland 10.6%
Alcon AG	656	38,164
Lonza Group AG	43	21,049
Nestle S.A. - Class N	379	40,826
Sika AG	176	35,419
		135,458
France 8.0%
LVMH Moet Hennessy Louis Vuitton	79	46,513
Pernod Ricard	170	31,237
Schneider Electric SE (a)	215	24,345
		102,095
Netherlands 7.7%
Adyen B.V. (a) (b)	28	34,297
ASM International N.V.	106	24,012
ASML Holding N.V. - ADR	97	40,281
		98,590
Canada 7.1%
Canadian Pacific Railway Limited	946	63,107
Waste Connections, Inc.	206	27,877
		90,984
Ireland 6.6%
Accenture Public Limited Company - Class A	181	46,524
Icon Public Limited Company (a)	210	38,673
		85,197
Denmark 5.0%
DSV A/S	132	15,473
Novo Nordisk A/S - Class B	487	48,405
		63,878
Japan 4.5%
Keyence Corporation	99	32,716
Lasertec Co., Ltd.	245	24,969
		57,685
Sweden 4.0%
Atlas Copco Aktiebolag - Class A	1,936	18,058
Evolution AB (publ) (b)	412	32,676
		50,734
Italy 3.4%
Ferrari N.V.	236	43,768
Hong Kong 3.3%
AIA Group Limited	5,111	42,585
Australia 3.3%
CSL Limited	231	42,023
China 3.0%
Li Ning Company Limited	3,352	25,575
Shenzhou International Group Holdings Limited	1,724	13,303
		38,878
Spain 2.1%
Amadeus IT Group, S.A. (a) (b)	594	27,561
Total Common Stocks (cost $1,264,873)		1,256,480
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund, 2.68% (c) (d)	25,126	25,126
Total Short Term Investments (cost $25,126)		25,126
Total Investments 100.0% (cost $1,289,999)		1,281,606
Other Assets and Liabilities, Net 0.0%		604
Total Net Assets 100.0%		1,282,210

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/18/20	45,086	34,297	2.7
Amadeus IT Group, S.A.	06/19/18	43,309	27,561	2.2
Evolution AB (publ)	03/29/21	58,322	32,676	2.5
		146,717	94,534	7.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	85,586	104,386	—	189,972
United States of America	187,072	—	—	187,072
Switzerland	—	135,458	—	135,458
France	—	102,095	—	102,095
Netherlands	40,281	58,309	—	98,590
Canada	90,984	—	—	90,984
Ireland	85,197	—	—	85,197
Denmark	—	63,878	—	63,878
Japan	—	57,685	—	57,685
Sweden	—	50,734	—	50,734
Italy	—	43,768	—	43,768

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Hong Kong	—	42,585	—	42,585
Australia	—	42,023	—	42,023
China	—	38,878	—	38,878
Spain	—	27,561	—	27,561
Short Term Investments	25,126	—	—	25,126
	514,246	767,360	—	1,281,606

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 52.7%
Financials 31.3%
10X Capital Venture Acquisition Corp. II - Class A (a)	13	132
26 Capital Acquisition Corp. - Class A (a)	36	359
Accelerate Acquisition Corp. - Class A (a)	25	245
Adit Edtech Acquisition Corp. (a)	9	89
AfterNext HealthTech Acquisition Corp. - Class A (a)	16	156
Alleghany Corporation (a)	—	413
Alpha Partners Technology Merger Corp. - Class A (a)	13	131
ALSP Orchid Acquisition Corporation I - Class A (a)	14	139
Altenergy Acquisition Corp. (a)	4	38
Altimar Acquisition Corp. III (a)	5	52
Altimeter Growth Corp. 2 - Class A (a)	18	177
Andretti Acquisition Corp. - Class A (a)	5	46
Anzu Special Acquisition Corp I (a)	25	246
Ares Acquisition Corp. (a)	48	473
Arrowroot Acquisition Corp. - Class A (a)	21	209
ARYA Sciences Acquisition Corp IV - Class A (a)	4	36
Astrea Acquisition Corp. - Class A (a)	13	128
Athena Consumer Acquisition Corp. (a)	3	25
Athlon Acquisition Corp. - Class A (a)	14	140
Atlas Crest Investment Corp. II (a)	24	231
Aurora Acquisition Corp. - Class A (a)	5	52
Authentic Equity Acquisition Corp. (a)	22	218
Avanti Acquisition Corp. - Class A (a)	81	814
Bilander Acquisition Corp. - Class A (a)	13	128
Biotech Acquisition Company - Class A (a)	13	130
Blueriver Acquisition Corp. (a)	11	110
BOA Acquisition Corp. - Class A (a)	12	115
Bright Lights Acquisition Corp. - Class A (a)	91	898
Builder Acquisition Corp. (a)	4	37
Carney Technology Acquisition Corp. II (a)	13	131
Cartesian Growth Corp. - Class A (a)	3	34
Cartesian Growth Corporation II (a)	7	68
Catalyst Partners Acquisition Corp. - Class A (a)	13	131
CF Acquisition Corp. IV - Class A (a)	37	371
Churchill Capital Corp VII - Class A (a)	26	255
Churchill Capital Corp. V - Class A (a)	13	124
CIIG Capital Partners II, Inc. (a)	10	100
Class Acceleration Corp. (a)	23	227
Climate Real Impact Solutions II Acquisition Corporation (a)	12	117
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	13	128
Colicity Inc. (a)	24	239
Colonnade Acquisition Corp. II (a)	—	—
Colonnade Acquisition Corp. II - Class A (a)	25	246
Compute Health Acquisition Corp. - Class A (a)	36	359
Concord Acquisition Corp. - Class A (a)	33	332
Concord Acquisition Corp. II - Class A (a)	13	130
CONX Corp. - Class A (a)	117	1,172
Conyers Park III Acquisition Corp. - Class A (a)	13	129
Corazon Capital V838 Monoceros Corp - Class A (a)	9	84
Corner Growth Acquisition Corp. (a)	12	120
COVA Acquisition Corp. - Class A (a)	24	243
Cowen Inc. - Class A	7	264
Crucible Acquisition Corporation - Class A (a)	14	141
D And Z Media Acquisition Corp. (a)	7	68
D And Z Media Acquisition Corp. - Class A (a)	1	10
Decarbonization Plus Acquisition Corporation IV - Class A (a)	19	194
Deep Lake Capital Acquisition Corp. - Class A (a)	54	537
Diamondhead Holdings Corp. (a)	12	118
Dragoneer Growth Opportunities Corp. III - Class A (a)	19	184
Elliott Opportunity II Corp. (a)	2	24
Elliott Opportunity II Corp. - Class A (a)	26	256
Enterprise 4.0 Technology Acquisition Corp. (a)	4	38
ESGEN Acquisition Corp (a)	4	45
ESM Acquisition Corporation (a)	25	246
Eucrates Biomedical Acquisition Corp. (a)	—	—
ExcelFin Acquisition Corp. (a)	4	38
Far Peak Acquisition Corp. - Class A (a)	61	605
Fat Projects Acquisition Corp - Class A (a)	14	141
Fifth Wall Acquisition Corp. III - Class A (a)	13	130
Finserv Acquisition Corp. II (a)	12	122
Fintech Acquisition Corp. VI (a)	6	62
Fintech Acquisition Corp. VI - Class A (a)	7	66
FinTech Evolution Acquisition Group (a)	16	161
First Horizon Corporation	104	2,376
Focus Impact Acquisition Corp. - Class A (a)	8	84
Fortistar Sustainable Solutions Corp. (a)	21	204
Fortress Capital Acquisition Corp - Class A (a)	56	554
Fortress Value Acquisition Corp. III (a)	3	25
Fortress Value Acquisition Corp. III - Class A (a)	13	131
Fortress Value Acquisition Corp. IV (a)	7	71
Fortress Value Acquisition Corp. IV - Class A (a)	7	65
Frazier Lifesciences Acquisition Corp. (a)	—	—
Frazier Lifesciences Acquisition Corp. - Class A (a)	20	198
FTAC Athena Acquisition Corp. - Class A (a)	23	229
FTAC Emerald Acquisition Corp. (a)	13	123
FTAC Hera Acquisition Corp. (a)	16	162
FTAC Parnassus Acquisition Corp. - Class A (a)	13	130
FTAC Zeus Acquisition Corp. (a)	3	25
Fusion Acquisition Corp. II (a)	7	67
G Squared Ascend I Inc. - Class A (a)	44	433
G Squared Ascend II, Inc. (a)	5	52
Gesher I Acquisition Corp (a)	4	38
Goal Acquisitions Corp. (a)	120	1,180
Golden Falcon Acquisition Corp. - Class A (a)	58	576
Gores Holdings VIII, Inc. - Class A (a)	—	2
Gores Technology Partners II, Inc. - Class A (a)	1	14
Gores Technology Partners, Inc. - Class A (a)	4	42
Graf Acquisition Corp. IV (a)	7	68
Health Assurance Acquisition Corp. - Class A (a)	13	130
Healthcare Services Acquisition Corporation - Class A (a)	58	577
Hennessy Capital Acquisition Corp. V (a)	20	196
HH&L Acquisition Co. (a)	12	119
HH&L Acquisition Co. - Class A (a)	1	12
Horizon Acquisition Corp II - Class A (a)	13	130
Hudson Executive Investment Corp. II (a)	23	226
Igate Computer Systems Limited - Class A (a)	24	242
Independence Holdings Corp. (a)	25	245
Independence Holdings Corp. - Class A (a)	45	450
Infinite Acquisition Corp. (a)	3	32
INSU Acquisition Corp III (a)	27	270
Interprivate II Acquisition Corp. (a)	—	—
Interprivate II Acquisition Corp. - Class A (a)	25	241
Interprivate III Financial Partners Inc. - Class A (a)	25	240
Interprivate IV Infratech Partners Inc. (a)	25	240
ION Acquisition Corp. 3 Ltd. - Class A (a)	13	129
IRIS Acquisition Corp (a)	22	216
Jack Creek Investment Corp. - Class A (a)	24	234
Jaws Hurricane Acquisition Corp - Class A (a)	12	114
Jaws Juggernaut Acquisition Corp. (a)	9	87
Jaws Juggernaut Acquisition Corp. - Class A (a)	4	39
Jaws Mustang Acquisition Corp. (a)	11	108
Jaws Mustang Acquisition Corp. - Class A (a)	13	129
Kairos Acquisition Corp. (a)	57	571
Kensington Capital Acquisition Corp. V (a)	25	250
Khosla Ventures Acquisition Co. - Class A (a)	13	130
Kismet Acquisition Three Corp. (a)	—	—
Kismet Acquisition Three Corp. - Class A (a)	13	130
KKR Acquisition Holdings I Corp. - Class A (a)	21	207
KL Acquisition Corp. - Class A (a)	70	695
L Catterton Asia Acquisition Corp - Class A (a)	13	130
Landcadia Holdings IV Inc. - Class A (a)	13	127
LDH Growth Corp I - Class A (a)	13	130
Lerer Hippeau Acquisition Corp. - Class A (a)	25	241
Liberty Media Acquisition Corporation - Series A (a)	20	199
Live Oak Crestview Climate Acquisition Corp. (a)	13	126
Live Oak Mobility Acquisition Corp. - Class A (a)	6	62
Longview Acquisition Corp. II - Class A (a)	19	189
M3-Brigade Acquisition II Corp. (a)	8	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
M3-Brigade Acquisition II Corp. - Class A (a)	13	126
Macondray Capital Acquisition Corp. I (a)	6	58
Magnum Opus Acquisition Limited - Class A (a)	13	127
MarketWise, Inc. - Class A (a)	5	11
Marlin Technology Corp. - Class A (a)	77	762
Mason Industrial Technology, Inc. (a)	23	228
Medicus Sciences Acquisition Corp. - Class A (a)	6	59
Medtech Acquisition Corporation - Class A (a)	11	104
Motive Capital Corp II (a)	32	324
Mount Rainier Acquisition Corp. (a)	13	136
Music Acquisition Corp. (a)	24	238
New Vista Acquisition Corp (a)	60	592
Newbury Street Acquisition Corporation (a)	25	246
Noble Rock Acquisition Corp. (a)	42	416
Noble Rock Acquisition Corp. - Class A (a)	27	269
North Atlantic Acquisition Corp. - Class A (a)	24	242
North Mountain Merger Corp. - Class A (a)	13	132
Northern Genesis Acquisition Corp. III (a)	13	128
Northern Star Investment Corp. II - Class A (a)	48	475
Omega Alpha SPAC - Class A (a)	50	498
Patria Latin American Opportunity Acquisition Corp. (a)	1	10
Peridot Acquisition Corp. II (a)	21	204
Peridot Acquisition Corp. II - Class A (a)	13	130
Phoenix Biotech Acquisition Corp. (a)	4	38
Pioneer Merger Corp. - Class A (a)	24	236
Pivotal Investment Corporation III (a)	23	231
Plum Acquisition Corp. I (a)	25	249
Pontem Corp - Class A (a)	66	653
Post Holdings Partnering Corporation - Series A (a)	19	188
Priveterra Acquisition Corp. (a)	25	242
Progressive Acquisition Corporation (a)	3	26
PROOF Acquisition Corp I (a)	10	100
Property Solutions Acquisition Corp. II (a)	12	121
Proptech Investment Corporation II - Class A (a)	1	14
Prospector Capital Corp. - Class A (a)	54	543
Pyrophyte Acquisition Corp. (a)	5	51
Revolution Healthcare Acquisition Corp. - Class A (a)	26	260
RMG Acquisition Corp. III - Class A (a)	59	590
Rocket Internet Growth Opportunities Corp. - Class A (a)	25	249
Ross Acquisition Corp. II (a)	22	214
ScION Tech Growth II (a)	25	243
Screaming Eagle Acquisition Corp. - Class A (a)	23	222
Semper Paratus Acquisition Corp. (a)	5	52
Senior Connect Acquisition Corp. I - Class A (a)	23	232
Shelter Acquisition Corporation I (a) (b)	2	—
Shelter Acquisition Corporation I (a)	12	117
Simon Property Group Acquisition Holdings, Inc. (a)	24	239
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	19	190
Slam Corp. - Class A (a)	13	131
Soar Technology Acquisition Corp. (a)	3	26
Soar Technology Acquisition Corp. - Class A (a)	—	2
Social Capital Hedosophia Holdings Corp. IV - Class A (a)	28	277
Sound Point Acquisition Corp I Ltd (a)	1	13
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	51	503
Sustainable Development Acquisition I Corp. (a)	22	216
SVF Investment Corp. - Class A (a)	11	106
SVF Investment Corp. 2 - Class A (a)	—	4
Target Global Acquisition I Corp. (a)	11	114
TCV Acquisition Corp. - Class A (a)	14	138
Thunder Bridge Capital Partners III, Inc. - Class A (a)	48	470
Tio Tech A - Class A (a)	6	64
Tishman Speyer Innovation Corp. II - Class A (a)	47	467
TortoiseEcofin Acquisition Corp. III - Class A (a)	13	131
Twelve Seas Investment Company II (a)	5	48
TZP Strategies Acquisition Corp. (a)	14	136
VectoIQ Acquisition Corp. II - Class A (a)	50	497
Viscogliosi Brothers Acquisition Corp. (a)	4	38
VY Global Growth - Class A (a)	64	637
Warburg Pincus Capital Corporation I-A - Class A (a)	13	129
Z-Work Acquisition Corp. - Class A (a)	7	70
		43,706
Information Technology 9.7%
Avalara, Inc. (a) (c)	21	1,912
BTRS Holdings Inc. (a) (c)	52	478
Computer Services, Inc.	10	539
E2Open Parent Holdings, Inc. (a)	24	241
EVO Payments, Inc. - Class A (a)	42	1,410
Ping Identity Holding Corp. (a) (c)	2	50
Rogers Corporation (a)	5	1,162
Sierra Wireless, Inc. (a)	—	11
Silicon Motion, Inc. - ADR	11	732
Switch, Inc. - Class A	77	2,591
Tower Semiconductor Ltd. (a)	—	2
VMware, Inc. - Class A (a)	25	2,612
Zendesk, Inc. (a) (c)	24	1,810
		13,550
Health Care 4.3%
1Life Healthcare, Inc. (a) (c)	68	1,166
Aerie Pharmaceuticals, Inc. (a)	—	6
Biohaven Pharmaceutical Holding Company Ltd. (a)	10	1,572
Change Healthcare Inc. (a)	10	263
ChemoCentryx, Inc. (a)	4	204
Covetrus, Inc. (a)	1	28
Global Blood Therapeutics, Inc. (a) (c)	6	402
Hanger, Inc. (a)	1	25
LHC Group, Inc. (a)	11	1,869
Q-Si Operations Inc. - Class A (a)	25	68
Signify Health, Inc. - Class A (a) (c)	13	390
		5,993
Industrials 3.1%
Atlas Corp.	29	404
Crane Holdings, Co. (c)	1	79
Griffon Corporation (c)	80	2,362
Microvast Holdings, Inc. (a)	20	36
Nielsen Holdings PLC	40	1,097
XPO Logistics, Inc. (a) (c)	8	352
		4,330
Real Estate 2.2%
Store Capital Corporation (c)	98	3,085
Communication Services 1.1%
Activision Blizzard, Inc. (c)	6	478
MGM Holdings, Inc. - Class A (a) (b)	4	16
Sciplay Corporation - Class A (a)	8	99
Shaw Communications Inc. - Class B	27	650
Tegna Inc.	3	57
Twitter, Inc. (a)	6	280
		1,580
Materials 0.5%
Turquoise Hill Resources Ltd. (a)	25	724
Consumer Discretionary 0.4%
Cazoo Group Ltd - Class A (a)	18	8
Sportsman's Warehouse Holdings, Inc. (a)	8	69
Tenneco Inc. - Class A (a)	25	427
Terminix Global Holdings, Inc. (a)	3	103
		607
Energy 0.1%
Euronav	5	82
Consumer Staples 0.0%
TPCO Holding Corp. - Class A (a)	9	5
Total Common Stocks (cost $75,314)		73,662
CORPORATE BONDS AND NOTES 28.7%
Communication Services 8.2%
Cengage Learning, Inc.
9.50%, 06/15/24 (d)	2,629	2,466
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d)	1,024	744
Connect Finco SARL
6.75%, 10/01/26 (d)	2,336	2,041

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Getty Images, Inc.
9.75%, 03/01/27 (d)	2,557	2,526
Switch, Ltd.
3.75%, 09/15/28 (d)	569	565
4.13%, 06/15/29 (d)	4	4
Tegna Inc.
4.63%, 03/15/28	245	226
5.00%, 09/15/29	1,046	965
Twitter, Inc.
3.88%, 12/15/27 (d)	1,510	1,417
5.00%, 03/01/30 (d)	454	436
		11,390
Consumer Discretionary 6.8%
Aramark Services, Inc.
5.00%, 04/01/25 (d)	359	344
6.38%, 05/01/25 (d)	847	830
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	1,365	676
Grubhub Holdings Inc.
5.50%, 07/01/27 (d)	673	466
LATAM Finance Limited
0.00%, 03/01/26 (a) (d) (e)	1,436	1,410
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (d)	2,762	3,001
Scientific Games International, Inc.
7.00%, 05/15/28 (d)	1,247	1,175
Tenneco Inc.
5.00%, 07/15/26	265	260
5.13%, 04/15/29 (d)	1,273	1,260
		9,422
Consumer Staples 3.3%
Nielsen Finance LLC
5.63%, 10/01/28 (d)	1,904	1,893
5.88%, 10/01/30 (d)	810	805
Treehouse Foods, Inc.
4.00%, 09/01/28	1,206	963
Vector Group Ltd.
10.50%, 11/01/26 (d)	1,025	950
		4,611
Real Estate 3.1%
iStar Inc.
4.75%, 10/01/24	376	371
4.25%, 08/01/25	2,226	2,170
WeWork Companies Inc.
7.88%, 05/01/25 (d)	1,831	1,270
WeWork Companies LLC
5.00%, 07/10/25 (d)	993	577
		4,388
Information Technology 2.9%
Avalara, Inc.
0.25%, 08/01/26 (f)	1,595	1,540
HP, Inc.
4.75%, 03/01/29 (d)	1,308	1,317
MoneyGram International, Inc.
5.38%, 08/01/26 (d)	1,254	1,229
		4,086
Industrials 2.3%
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (d)	1,180	936
IEA Energy Services LLC
6.63%, 08/15/29 (d)	1,184	1,154
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (d)	1,304	1,145
		3,235
Materials 0.9%
Resolute Forest Products Inc.
4.88%, 03/01/26 (d)	1,274	1,239
Health Care 0.7%
Mallinckrodt International Finance S.A.
10.00%, 04/15/25 (d)	1,040	948
Energy 0.5%
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	714	723
Total Corporate Bonds And Notes (cost $44,184)		40,042
OTHER EQUITY INTERESTS 2.9%
Altaba Inc. (a) (b) (g)	1,099	4,081
Pershing Square Tontine Holdings, Ltd. (a) (b) (g)	16	2
Total Other Equity Interests (cost $12,714)		4,083
SENIOR FLOATING RATE INSTRUMENTS 1.3%
Communication Services 0.7%
Syniverse Holdings, Inc.
2022 Term Loan, 9.46%, (1 Month Term SOFR + 7.00%), 05/06/27 (h)	1,100	941
Health Care 0.6%
Mallinckrodt International Finance S.A.
2022 USD Term Loan, 8.73%, (3 Month USD LIBOR + 5.25%), 09/30/27 (h)	1,137	915
Consumer Staples 0.0%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (b) (e)	196	2
Total Senior Floating Rate Instruments (cost $2,160)		1,858
INVESTMENT COMPANIES 0.6%
Ares Dynamic Credit Allocation Fund, Inc.	2	29
BlackRock Debt Strategies Fund, Inc.	4	32
DoubleLine Income Solutions Fund	3	27
First Trust Senior Floating Rate Income Fund II	3	33
Franklin Universal Trust	40	251
Nuveen Credit Strategies Income Fund	64	328
Nuveen New York AMT-Free Quality Municipal Income Fund	12	113
Saba Capital Income & Opportunities Fund	4	34
Total Investment Companies (cost $1,096)		847
RIGHTS 0.2%
Bristol-Myers Squibb Company (a) (b)	92	92
Pan American Silver Corp. (a)	429	247
Total Rights (cost $606)		339
PREFERRED STOCKS 0.2%
Consumer Discretionary 0.1%
Fossil Group, Inc., 7.00%, 11/30/26	12	192
Industrials 0.1%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26	4	105
Total Preferred Stocks (cost $400)		297
WARRANTS 0.1%
26 Capital Acquisition Corp. (a)	11	4
Accelerate Acquisition Corp. (a)	8	1
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (b)	120	—
Amprius Technologies, Inc. (a)	10	3
Arrowroot Acquisition Corp. (a)	16	—
Austerlitz Acquisition Corp I (a)	6	1
Avanti Acquisition Corp. (a)	12	—
biote Corp. (a)	3	1
Buzzfeed, Inc. (a)	7	1
Cazoo Group Ltd (a)	14	1
CF Acquisition Corp. VIII (a)	6	1
Colonnade Acquisition Corp. II (a)	5	—
Compute Health Acquisition Corp. (a)	9	1
COVA Acquisition Corp. (a)	12	—
Deep Lake Capital Acquisition Corp. (a)	27	1
Embark Technology, Inc. (a)	9	1
Enjoy Technology, Inc. (a)	15	—
Fortress Capital Acquisition Corp (a)	11	1
Foxo Technologies Inc. (a)	11	1
Frazier Lifesciences Acquisition Corp. (a)	7	6
G Squared Ascend I Inc. (a)	6	—
Ginkgo Bioworks Holdings, Inc. (a)	5	4
Goal Acquisitions Corp. (a)	119	5
Golden Falcon Acquisition Corp. (a)	29	2
Grove Collaborative Holdings, Inc. (a)	5	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Healthcare Services Acquisition Corporation (a)	29	1
HPX Corp. (a)	17	4
Igate Computer Systems Limited (a)	5	—
Interprivate II Acquisition Corp. (a)	5	—
Jack Creek Investment Corp. (a)	12	3
Kaixin Auto Holdings (a)	123	3
KKR Acquisition Holdings I Corp. (a)	3	—
KL Acquisition Corp. (a)	23	1
KLDiscovery (a)	78	8
Kludein I Acquisition Corp. (a)	10	1
Longview Acquisition Corp. II (a)	4	—
Marlin Technology Corp. (a)	26	2
MoneyLion Inc. (a)	34	4
North Atlantic Acquisition Corp. (a)	8	—
Northern Star Investment Corp. II (a)	1	—
Pear Therapeutics, Inc. (a)	16	3
Pioneer Merger Corp. (a)	8	—
Pontem Corp (a)	22	1
Prospector Capital Corp. (a)	18	1
Q-Si Operations Inc. (a)	13	7
Reebonz Holding Limited (a) (b)	51	—
RMG Acquisition Corp. III (a)	9	1
Rocket Internet Growth Opportunities Corp. (a)	6	—
ScION Tech Growth I (a)	38	1
Screaming Eagle Acquisition Corp. (a)	8	2
Senior Connect Acquisition Corp. I (a)	12	—
Slam Corp. (a)	3	—
Supernova Partners Acquisition Company III, Ltd. (a)	8	1
Talkspace, Inc. (a)	18	5
Thunder Bridge Capital Partners III, Inc. (a)	10	1
Tishman Speyer Innovation Corp. II (a)	9	—
VectoIQ Acquisition Corp. II (a)	10	1
Whole Earth Brands, Inc. (a)	43	7
Total Warrants (cost $877)		94
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 2.68% (i) (j)	3,735	3,735
Total Short Term Investments (cost $3,735)		3,735
Total Investments 89.4% (cost $141,086)		124,957
Total Securities Sold Short(2.1)% (proceeds $3,347)		(2,884)
Total Purchased Options0.6% (cost $486)		810
Other Derivative Instruments(3.9)%		(5,486)
Other Assets and Liabilities, Net 16.0%		22,305
Total Net Assets 100.0%		139,702

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) All or a portion of the security is subject to a written call option.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $32,824 and 23.5% of the Fund.

(e) As of September 30, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(f) Convertible security.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.1%)
COMMON STOCKS (1.7%)
Information Technology (1.3%)
Broadcom Inc.	(3)	(1,373)
MaxLinear, Inc.	(12)	(395)
		(1,768)
Financials (0.2%)
Aon Global Limited - Class A	(1)	(314)
Energy (0.2%)
Frontline Ltd.	(20)	(213)
Total Common Stocks (proceeds $2,717)		(2,295)
GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
U.S. Treasury Note (0.4%)
Treasury, United States Department of
3.25%, 06/30/29	(616)	(589)
Total Government And Agency Obligations (proceeds $630)		(589)
Total Securities Sold Short (2.1%) (proceeds $3,347)		(2,884)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Westchester Capital Event Driven Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Strategic Growth Capital	11	—	11	—	(5)	5	—	—
Apollo Strategic Growth Capital - Class A	145	—	147	—	9	(7)	—	—
Apollo Tactical Income Fund	—	329	301	6	(28)	—	—	—
	156	329	459	6	(24)	(2)	—	—

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Crane Holdings, Co.	Put	85.00	11/18/22	59	21
Griffon Corporation	Put	25.00	10/21/22	184	11
Griffon Corporation	Put	23.00	10/21/22	616	23
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	10/21/22	390	156
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	10/21/22	149	26
SPDR S&P 500 ETF Trust	Put	375.00	10/21/22	83	158
Vodafone Group Public Limited Company	Put	11.00	10/21/22	2,285	78
XPO Logistics, Inc.	Put	40.00	11/18/22	352	71
					544

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Deutsche Telekom AG	JPM	Put	EUR	17.60	10/21/22	1,238	61
Vivendi SE	JPM	Put	EUR	9.00	10/21/22	1,990	205
							266

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
1Life Healthcare, Inc.	Call	17.50	11/18/22	461	(2)
Activision Blizzard, Inc.	Call	80.00	10/21/22	103	(1)
Avalara, Inc.	Call	100.00	11/18/22	7	(3)
Avalara, Inc.	Call	95.00	01/20/23	5	(7)
BTRS Holdings Inc.	Call	10.00	10/21/22	19	—
Crane Holdings, Co.	Call	90.00	11/18/22	59	(22)
Global Blood Therapeutics, Inc.	Call	70.00	12/16/22	144	(4)
Griffon Corporation	Call	28.00	10/21/22	800	(248)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	10/21/22	390	(32)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	67.00	10/21/22	149	(3)
Ping Identity Holding Corp.	Call	30.00	11/18/22	7	—
Signify Health, Inc.	Call	30.00	10/21/22	34	—
Signify Health, Inc.	Call	30.00	11/18/22	98	(2)
SPDR S&P 500 ETF Trust	Call	405.00	10/21/22	27	—
SPDR S&P 500 ETF Trust	Call	400.00	10/21/22	7	—
SPDR S&P 500 ETF Trust	Put	360.00	10/21/22	57	(59)
Store Capital Corporation	Call	32.50	10/21/22	69	(1)
Store Capital Corporation	Call	35.00	11/18/22	5	—
Store Capital Corporation	Call	32.50	11/18/22	66	—
Store Capital Corporation	Call	32.50	01/20/23	36	—
Valvoline, Inc.	Call	35.00	10/21/22	413	(1)
Vodafone Group Public Limited Company	Call	12.00	10/21/22	2,285	(53)
Warner Bros. Discovery, Inc.	Call	11.50	10/21/22	246	(18)
XPO Logistics, Inc.	Call	50.00	11/18/22	185	(36)
XPO Logistics, Inc.	Call	47.50	11/18/22	88	(26)
XPO Logistics, Inc.	Call	45.00	11/18/22	79	(30)
Zendesk, Inc.	Call	80.00	10/21/22	4	—
Zendesk, Inc.	Call	75.00	10/21/22	134	(27)
					(575)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Deutsche Telekom AG	JPM	Call	EUR	18.80	10/21/22	928	(5)
Dufry AG	JPM	Call	CHF	40.00	03/17/23	106	(8)
							(13)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	10/28/22	AUD	280	180	(2)
AUD/USD	GSC	10/28/22	AUD	106	69	—
AUD/USD	GSC	11/15/22	AUD	193	123	(1)
AUD/USD	GSC	11/15/22	AUD	4	3	—
EUR/USD	GSC	10/13/22	EUR	260	255	(24)
EUR/USD	JPM	10/26/22	EUR	24	24	—
EUR/USD	GSC	11/23/22	EUR	251	246	(24)
EUR/USD	GSC	12/15/22	EUR	287	282	3
GBP/USD	GSC	10/07/22	GBP	2,163	2,416	(37)
GBP/USD	JPM	10/25/22	GBP	131	147	(8)
USD/AUD	GSC	10/28/22	AUD	(1,259)	(806)	56
USD/AUD	GSC	11/15/22	AUD	(558)	(357)	37
USD/AUD	JPM	12/15/22	AUD	(168)	(108)	9
USD/CAD	JPM	10/07/22	CAD	(1,094)	(792)	52
USD/CAD	JPM	10/28/22	CAD	(746)	(541)	21
USD/EUR	GSC	10/13/22	EUR	(1,365)	(1,340)	103
USD/EUR	JPM	10/13/22	EUR	(1,839)	(1,804)	204
USD/EUR	JPM	10/20/22	EUR	(1,990)	(1,952)	(24)
USD/EUR	JPM	10/24/22	EUR	(2,486)	(2,440)	47
USD/EUR	JPM	10/25/22	EUR	(366)	(357)	14
USD/EUR	JPM	10/26/22	EUR	(24)	(24)	1
USD/EUR	GSC	10/27/22	EUR	(1,279)	(1,255)	62
USD/EUR	JPM	10/27/22	EUR	(1,446)	(1,420)	70
USD/EUR	JPM	11/22/22	EUR	(677)	(666)	17
USD/EUR	GSC	11/23/22	EUR	(251)	(247)	31
USD/EUR	GSC	12/15/22	EUR	(482)	(475)	22
USD/GBP	GSC	10/05/22	GBP	(606)	(676)	114
USD/GBP	GSC	10/07/22	GBP	(2,163)	(2,416)	407
USD/GBP	JPM	10/25/22	GBP	(131)	(146)	9
USD/GBP	JPM	10/27/22	GBP	(119)	(133)	5
USD/GBP	GSC	10/28/22	GBP	(92)	(103)	3
USD/GBP	JPM	11/10/22	GBP	(2,068)	(2,311)	245
USD/GBP	JPM	12/23/22	GBP	(366)	(410)	19
USD/JPY	JPM	10/26/22	JPY	(18,155)	(126)	11
USD/SEK	JPM	10/26/22	SEK	(23,210)	(2,093)	198
					(19,253)	1,640

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
1Life Healthcare, Inc. (MT)	OBFR +0.75% (Q)	BOA	08/08/23 ††	1,576	—	16
AT&T Inc. (MT)	OBFR +0.75% (Q)	BOA	03/03/23 ††	2,422	—	(865)
Atlas Air Worldwide Holdings, Inc. (MT)	OBFR +0.75% (Q)	BOA	08/18/23 ††	3,465	—	(130)
Bristol-Myers Squibb Company (MT)	1M LIBOR +0.00% (Q)	BOA	12/20/22 ††	—	—	39
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	08/02/23 ††	41	—	(10)
Cazoo Group Ltd (MT)	OBFR -11.00% (Q)	BOA	11/26/22 ††	75	—	(66)
Electricite de France (MT)	OBFR +0.40% (Q)	BOA	07/19/22 ††	1,448	—	(45)
Federal Home Loan Mortgage Corporation (MT)	OBFR +1.15% (M)	BOA	01/20/23 ††	1,173	—	88
HomeServe PLC (MT)	OBFR +0.60% (Q)	BOA	05/24/23 ††	2,200	—	(175)
Intertrust N.V. (MT)	OBFR +0.45% (Q)	BOA	12/02/22 ††	127	—	(13)
TEGNA Inc. (MT)	OBFR +0.75% (Q)	BOA	02/28/23 ††	1,714	—	(158)
Warner Bros. Discovery, Inc. (MT)	OBFR +0.00% (M)	BOA	04/13/23 ††	—	—	283
Activision Blizzard, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/11/23 ††	1,254	—	(101)
Atlantia S.p.A. (MT)	OBFR +0.61% (Q)	GSC	04/20/23 ††	1,123	—	(58)
Avalara, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/25/23 ††	920	—	(3)
Biohaven Pharmaceutical Holding Company Ltd. (MT)	OBFR +0.61% (Q)	GSC	06/14/23 ††	2,935	—	25
Bluerock Residential Growth REIT, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/08/23 ††	765	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Brewin Dolphin Holdings PLC (MT)	OBFR +1.21% (M)	GSC	04/05/23 ††	784	—	(109)
Cazoo Group Ltd (MT)	SOFR -18.00% (Q)	GSC	11/29/22 ††	172	—	(161)
Change Healthcare Inc. (MT)	OBFR +0.61% (Q)	GSC	09/23/23 ††	3,205	—	24
Crane Holdings, Co. (MT)	OBFR +0.61% (Q)	GSC	06/15/23 ††	440	—	(3)
Entain PLC (MT)	SOFR +0.61% (Q)	GSC	10/15/22 ††	126	—	(71)
Euronav (MT)	OBFR +0.61% (Q)	GSC	09/12/23 ††	147	—	(19)
First Horizon Corporation (MT)	OBFR +0.61% (Q)	GSC	03/07/23 ††	1,782	—	(41)
Global Blood Therapeutics, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/23/23 ††	680	—	1
Haleon PLC (MT)	OBFR +0.61% (M)	GSC	07/27/23 ††	—	—	17
LHC Group, Inc. (MT)	OBFR +0.61% (Q)	GSC	05/26/23 ††	1,162	—	(17)
Link Administration Holdings Limited (MT)	SOFR +0.61% (Q)	GSC	01/26/23 ††	788	—	(351)
MoneyGram International, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/28/23 ††	631	—	1
Nielsen Holdings PLC (MT)	OBFR +0.61% (Q)	GSC	06/14/23 ††	233	—	44
Ramsay Health Care Limited (MT)	OBFR +0.61% (Q)	GSC	06/13/23 ††	169	—	(53)
Rogers Corporation (MT)	OBFR +0.61% (Q)	GSC	01/13/23 ††	1,825	—	(208)
Saba Capital Income & Opportunities Fund (MT)	OBFR +0.61% (M)	GSC	05/20/23 ††	90	—	(10)
Silicon Motion, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/08/23 ††	1,609	—	(306)
Telecom Italia SPA (MT)	SOFR +0.61% (Q)	GSC	01/12/23 ††	284	—	(145)
Tower Semiconductor Ltd. (MT)	OBFR +0.61% (M)	GSC	06/14/23 ††	731	—	(42)
Twitter, Inc. (MT)	OBFR +0.61% (Q)	GSC	05/09/23 ††	2,482	—	(73)
Uniper SE (MT)	SOFR +0.61% (Q)	GSC	11/15/22 ††	24	—	(22)
Valvoline, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/08/23 ††	2,545	—	(392)
Vodafone Group Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	03/24/23 ††	4,342	—	(1,370)
Willis Towers Watson Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	05/16/23 ††	415	—	—
XPO Logistics, Inc. (MT)	OBFR +0.61% (Q)	GSC	04/04/23 ††	1,909	—	(695)
Atlantia S.p.A. (MT)	OBFR +0.55% (Q)	JPM	04/18/23 ††	1,977	—	(208)
Autogrill S.P.A. (MT)	OBFR +0.55% (Q)	JPM	07/15/23 ††	660	—	(42)
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.76% (Q)	JPM	02/03/23 ††	267	—	(54)
Deutsche Telekom AG (MT)	OBFR +0.55% (Q)	JPM	12/20/22 ††	2,367	—	(245)
Electricite de France (MT)	OBFR +0.70% (Q)	JPM	07/20/23 ††	1,279	—	(40)
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	08/17/23 ††	418	—	(17)
Euromoney Institutional Investor PLC (MT)	OBFR +0.45% (Q)	JPM	09/01/23 ††	137	—	(6)
HomeServe PLC (MT)	OBFR +0.45% (Q)	JPM	06/09/23 ††	275	—	(23)
Intertrust N.V. (MT)	OBFR +0.55% (Q)	JPM	01/27/23 ††	596	—	(63)
Invesco Senior Income Trust (MT)	OBFR +0.38% (Q)	JPM	01/31/23 ††	93	—	(14)
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	08/23/23 ††	1,089	—	(40)
Shell Midstream Partners, L.P. (MT)	OBFR +0.73% (Q)	JPM	09/16/23 ††	214	—	—
SLM Corporation (MT)	OBFR +0.38% (Q)	JPM	08/23/23 ††	1,579	—	(59)
Swedish Match AB (MT)	OBFR +0.55% (Q)	JPM	05/16/23 ††	2,215	—	(47)
Tassal Group Limited (MT)	OBFR +0.55% (Q)	JPM	08/19/23 ††	115	—	(9)
Toshiba Corporation (MT)	OBFR +0.55% (Q)	JPM	04/20/23 ††	135	—	(23)
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	08/19/23 ††	2,271	—	(719)
					—	(6,778)
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	03/24/23 ††	(554)	—	216
Rentokil Initial PLC (MT)	OBFR -0.35% (Q)	GSC	07/29/23 ††	(93)	—	17
Dufry AG (MT)	OBFR -0.75% (Q)	JPM	08/03/23 ††	(31)	—	7
					—	240

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	73,646	—	16	73,662
Corporate Bonds And Notes	—	40,042	—	40,042
Other Equity Interests	—	—	4,083	4,083
Senior Floating Rate Instruments	—	1,856	2	1,858
Investment Companies	847	—	—	847
Rights	247	—	92	339
Preferred Stocks	297	—	—	297
Warrants	94	—	—	94
Short Term Investments	3,735	—	—	3,735
	78,866	41,898	4,193	124,957
Liabilities - Securities
Common Stocks	(2,295)	—	—	(2,295)
Government And Agency Obligations	—	(589)	—	(589)
	(2,295)	(589)	—	(2,884)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	544	—	—	544
OTC Purchased Options	—	266	—	266
Open Forward Foreign Currency Contracts	—	1,760	—	1,760
OTC Total Return Swap Agreements	504	240	39	783
	1,048	2,266	39	3,353
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(575)	—	—	(575)
OTC Written Options	—	(13)	—	(13)
Open Forward Foreign Currency Contracts	—	(120)	—	(120)
OTC Total Return Swap Agreements	(7,212)	(109)	—	(7,321)
	(7,787)	(242)	—	(8,029)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 57.4%
United States of America 25.8%
AbbVie Inc.
4.85%, 06/15/44	1,370	1,190
Allied Universal Holdco LLC
6.00%, 06/01/29 (a)	1,000	649
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	1,090	826
American Express Company
3.55%, (100, 09/15/26) (b)	1,320	1,015
Bank of America Corporation
4.08%, 03/20/51	2,840	2,146
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	470	278
CCO Holdings, LLC
4.50%, 05/01/32	5,000	3,811
Centene Corporation
4.63%, 12/15/29	1,920	1,722
Charter Communications Operating, LLC
3.50%, 06/01/41	670	427
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	798
Cigna Corporation
4.80%, 08/15/38	510	453
Comcast Corporation
2.94%, 11/01/56	2,200	1,309
Continental Resources, Inc.
4.90%, 06/01/44	3,280	2,334
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	2,210
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,474
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,570	2,589
7.38%, 01/15/26	2,170	2,196
Devon Energy Corporation
5.85%, 12/15/25	870	878
5.00%, 06/15/45	470	392
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	3,000	2,592
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,277
Diversified Healthcare Trust
9.75%, 06/15/25	870	789
Energy Transfer LP
2.90%, 05/15/25	3,140	2,926
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,192
EQT Corporation
5.00%, 01/15/29	2,620	2,450
Exxon Mobil Corporation
4.33%, 03/19/50	470	400
Ford Motor Company
3.25%, 02/12/32	2,000	1,441
Ford Motor Credit Company LLC
2.75%, 06/14/24, GBP	2,330	2,341
Freeport-McMoRan Inc.
5.45%, 03/15/43	2,870	2,370
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	1,860	1,664
General Dynamics Corporation
4.25%, 04/01/50	700	609
General Motors Company
6.13%, 10/01/25	450	451
JPMorgan Chase & Co.
6.13%, (100, 04/30/24) (b)	3,200	3,092
3.33%, 04/22/52	1,270	838
Kraft Heinz Foods Company
5.20%, 07/15/45	620	544
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	1,000	832
Magallanes, Inc.
4.28%, 03/15/32 (a)	220	181
5.05%, 03/15/42 (a)	500	374
5.14%, 03/15/52 (a)	740	538
Match Group Holdings II, LLC
5.00%, 12/15/27 (a)	2,380	2,124
McDonald's Corporation
4.20%, 04/01/50	350	282
MercadoLibre S.R.L
3.13%, 01/14/31	2,280	1,621
Morgan Stanley
5.60%, 03/24/51	400	386
Netflix, Inc.
4.88%, 06/15/30 (a)	2,580	2,355
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,078
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	914
Radiology Partners, Inc.
9.25%, 02/01/28 (a)	760	497
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,469
Sands China Ltd.
3.35%, 03/08/29 (c) (d)	1,170	875
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,317
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	330
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,681
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	2,356
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,318
Targa Resources Corp.
5.50%, 03/01/30	1,900	1,712
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	4,000	3,274
The Boeing Company
3.75%, 02/01/50	410	267
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (b)	640	481
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (b)	1,340	1,034
4.00%, (3 Month USD LIBOR + 0.77%), (100, 11/14/22) (b) (e)	540	388
The Williams Companies, Inc.
7.50%, 01/15/31	700	752
5.75%, 06/24/44	2,200	1,997
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,312
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,118
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,149
Verizon Communications Inc.
3.40%, 03/22/41	1,100	805
3.55%, 03/22/51	1,000	705
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	763
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,516
Wells Fargo & Company
5.88%, (100, 06/15/25) (b)	1,510	1,440
4.61%, 04/25/53	940	764
Western Midstream Operating, LP
3.95%, 06/01/25	710	664
5.50%, 08/15/48 (f)	500	404
5.50%, 02/01/50 (c) (d)	3,070	2,481
		104,227
Netherlands 4.9%
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,159

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	3,200	1,992
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,132
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (b) (g)	1,200	895
3.65%, 04/06/28 (a)	500	453
IPD 3 B.V.
5.50%, 12/01/25, EUR (g)	1,100	968
Petrobras Global Finance B.V.
6.25%, 03/17/24	3,170	3,204
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,540
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	1,940	1,876
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	953
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,263
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	886
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,527
		19,848
United Kingdom 3.3%
888 Acquisitions Ltd
7.56%, 07/15/27, EUR (a)	1,270	1,037
Bellis Acquisition Company PLC
4.50%, 02/16/26, GBP (g)	1,030	884
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,000	916
HSBC Holdings PLC
6.38%, (100, 03/30/25) (b) (h)	2,800	2,513
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,529
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (b) (h)	1,060	799
Pinewood Finco PLC
3.25%, 09/30/25, GBP (g)	1,050	1,001
Saga PLC
3.38%, 05/12/24, GBP (g)	1,000	916
Victoria P.L.C.
3.63%, 08/24/26, EUR (g)	1,310	931
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	853
Whitbread PLC
2.38%, 05/31/27, GBP (g)	1,180	1,045
		13,424
Brazil 3.0%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,702
Braskem America Finance Company
7.13%, 07/22/41 (g)	2,760	2,415
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (a) (b)	4,820	4,435
Suzano Austria GmbH
5.75%, 07/14/26 (a)	1,770	1,722
Vale Overseas Ltd
6.25%, 08/10/26	1,770	1,790
		12,064
Canada 2.7%
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,000	962
6.88%, 10/15/27 (a)	2,000	1,800
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,239
MEG Energy Corp.
7.13%, 02/01/27 (a)	3,700	3,757
Open Text Corporation
3.88%, 02/15/28 (a)	510	420
4.13%, 02/15/30 (a)	1,000	799
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (a)	2,000	1,740
		10,717
Peru 2.3%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	720
Southern Copper Corporation
5.25%, 11/08/42	4,470	3,930
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	4,770	4,476
		9,126
Switzerland 1.7%
Credit Suisse Group AG
7.50%, (100, 07/17/23) (a) (b)	1,400	1,204
9.75%, (100, 06/23/27) (a) (b)	620	610
6.37%, 07/15/26 (a) (h)	2,150	2,078
UBS Group Funding (Switzerland) AG
7.00%, (100, 01/31/24) (b) (g)	3,200	3,040
		6,932
Germany 1.7%
Allianz SE
2.63%, (100, 10/30/30), EUR (b) (g) (h)	1,400	878
3.20%, (100, 10/30/27) (b) (g)	5,000	3,242
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (g)	950	740
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (g)	1,170	939
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	968
		6,767
Mexico 1.4%
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	2,980	2,476
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	3,940	3,071
		5,547
France 1.3%
BNP Paribas
7.38%, (100, 08/19/25) (b) (g) (h)	2,730	2,587
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (g) (h)	900	914
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	978
Loxama
3.75%, 07/15/26, EUR (g)	1,140	943
		5,422
Italy 1.0%
ASR Media And Sponsorship S.P.A.
5.13%, 08/01/24, EUR (g)	1,149	1,003
International Design Group S.p.A.
4.57%, (3 Month EURIBOR + 4.25%), 05/15/26, EUR (e) (g)	1,110	981
Intesa Sanpaolo SPA
5.50%, (100, 03/01/28), EUR (b) (g)	1,180	853
Telecom Italia SPA
2.38%, 10/12/27, EUR (g)	1,750	1,352
		4,189
Ireland 1.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	543
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	3,700	3,621
		4,164
Kazakhstan 0.9%
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,167
National company KazMunayGaz JSC
5.38%, 04/24/30 (a)	980	760
3.50%, 04/14/33 (a)	1,130	743
		3,670

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Israel 0.9%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	4,400	3,606
Luxembourg 0.8%
Millicom International Cellular SA
5.13%, 01/15/28 (a)	3,933	3,259
Morocco 0.7%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	2,867
United Arab Emirates 0.7%
DP World Limited
5.63%, 09/25/48 (a)	3,240	2,827
Virgin Islands (British) 0.6%
Central American Bottling Corporation
5.25%, 04/27/29 (a)	2,980	2,571
Austria 0.5%
Suzano Austria GmbH
5.00%, 01/15/30	2,440	2,115
Argentina 0.5%
YPF S.A.
8.50%, 07/28/25 (a)	2,780	1,958
Sweden 0.5%
Heimstaden Bostad AB
4.25%, 03/09/26, EUR (g)	1,200	896
Samhallsbyggnadsbolaget i Norden AB
2.62%, (100, 01/30/25), EUR (b) (g)	1,320	563
Svenska Handelsbanken AB
4.75%, (100, 03/01/31) (b) (g) (h)	600	449
		1,908
Belgium 0.3%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	1,280	1,205
Spain 0.3%
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,033
Finland 0.2%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (b) (g) (h)	1,100	953
Panama 0.2%
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	912
Bermuda 0.2%
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	817
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (a) (i) (j) (k)	10,664	—
0.00%, 12/31/22, EUR (a) (i) (j) (k)	4,042	—
K2016470260 South Africa Ltd
0.00%, 12/31/22 (a) (j) (k)	4,910	—
Total Corporate Bonds And Notes (cost $276,052)		232,128
GOVERNMENT AND AGENCY OBLIGATIONS 29.2%
United States of America 16.5%
Federal Home Loan Mortgage Corporation
Series 2021-B1-DNA7, REMIC, 5.93%, (SOFR 30-Day Average + 3.65%), 11/25/41 (e)	1,010	887
Series 2020-B1-DNA2, REMIC, 5.58%, (1 Month USD LIBOR + 2.50%), 02/25/50 (e)	750	688
Series 2020-B1-DNA5, REMIC, 6.98%, (SOFR 30-Day Average + 4.80%), 10/25/50 (e)	910	903
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	873	859
Treasury, United States Department of
1.75%, 12/31/24	18,650	17,665
2.13%, 05/15/25	8,180	7,747
2.63%, 12/31/25	15,589	14,831
1.63%, 02/15/26 - 10/31/26	16,850	15,367
2.88%, 05/15/32	8,500	7,863
		66,810
Indonesia 3.4%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	217,830,000	13,763
Mexico 3.2%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 12/07/23, MXN	34,629	1,669
10.00%, 12/05/24, MXN	13,340	658
7.50%, 06/03/27, MXN	235,910	10,723
		13,050
South Africa 1.6%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	111,690	3,735
5.75%, 09/30/49	4,030	2,609
		6,344
Poland 1.2%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	4,624
Brazil 1.0%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25, BRL	23,220	4,164
Egypt 0.5%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,030
Argentina 0.5%
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (a) (c)	2,760	831
Ministerio De Gobierno
6.99%, 06/01/27 (c) (g)	500	326
6.99%, 06/01/27 (a) (c)	1,000	651
		1,808
Gabon 0.4%
Gabon, Government of
7.00%, 11/24/31 (a)	2,500	1,641
Colombia 0.4%
Presidencia de la Republica de Colombia
5.63%, 02/26/44	2,250	1,477
Dominican Republic 0.2%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	826
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	730
Ecuador 0.1%
Gobierno de la Republica del Ecuador
2.50%, 07/31/35 (a) (c)	1,711	577
Total Government And Agency Obligations (cost $131,339)		117,844
SENIOR FLOATING RATE INSTRUMENTS 6.3%
United States of America 6.3%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 6.02%, (1 Month USD LIBOR + 3.50%), 07/30/28 (e)	2,487	2,407
APi Group DE, Inc.
Term Loan B, 5.02%, (1 Month USD LIBOR + 2.50%), 09/25/26 (e)	2,500	2,433
Asurion LLC
2018 Term Loan B7, 5.52%, (1 Month USD LIBOR + 3.00%), 11/15/24 (e)	2,494	2,328
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 12/23/24 (e) (l)	2,500	2,438
Clarios Global LP
2021 USD Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/26 (e)	2,500	2,359
Focus Financial Partners, LLC
2020 Term Loan B3, 4.52%, (1 Month USD LIBOR + 2.00%), 07/03/24 (e)	2,487	2,422
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 4.52%, (1 Month USD LIBOR + 2.00%), 11/15/27 (e)	1,410	1,336

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 0.00%, (1 Month USD LIBOR + 1.75%), 10/25/23 (e) (l)	1,400	1,352
Level 3 Financing Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 03/01/27 (e)	1,093	1,036
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 5.02%, (1 Month USD LIBOR + 2.50%), 06/13/26 (e)	1,625	1,601
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 11/06/25 (e)	2,487	2,350
Sotera Health Holdings, LLC
2021 Term Loan, 5.27%, (1 Month USD LIBOR + 2.75%), 12/31/24 (e)	2,500	2,188
UFC Holdings, LLC
2021 Term Loan B, 5.52%, (3 Month USD LIBOR + 2.75%), 04/29/26 (e)	1,396	1,339
Total Senior Floating Rate Instruments (cost $26,680)		25,589
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
United States of America 2.0%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.18%, 04/25/26 (e)	1,114	990
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 4.75%, (1 Month USD LIBOR + 1.94%), 09/15/34 (e)	1,250	1,113
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,501	1,255
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	642	550
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 5.01%, (1 Month Term SOFR + 2.17%), 04/15/37 (e)	1,180	1,113
MVW 2021-1WA LLC
Series 2021-C-1WA, 1.94%, 01/22/41	950	857
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,116
RIAL 2022-FL8 D
Series 2022-D-FL8, 6.58%, (SOFR 30-Day Average + 4.30%), 01/19/37 (e)	1,000	975
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,415)		7,969
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (j)	624	—
Edcon Holdings Ltd. - Class A (g) (j)	124,902	—
Edcon Holdings Ltd. - Class B (g) (j)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund, 2.68% (m) (n)	12,734	12,734
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (m) (n)	85	85
Total Short Term Investments (cost $12,819)		12,819
Total Investments 98.1% (cost $455,411)		396,349
Other Derivative Instruments0.4%		1,650
Other Assets and Liabilities, Net 1.5%		5,899
Total Net Assets 100.0%		403,898

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $108,293 and 26.8% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of September 30, 2022.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 2.63% (callable at 100, 10/30/30)	04/28/22	1,240	878	0.2
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	4,133	3,242	0.8
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	929	740	0.2
ASR Media And Sponsorship S.P.A., 5.13%, 08/01/24	05/06/22	1,143	1,003	0.3
Bellis Acquisition Company PLC, 4.50%, 02/16/26	05/06/22	1,152	884	0.2
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,838	2,587	0.7
Braskem America Finance Company, 7.13%, 07/22/41	04/26/22	2,799	2,415	0.6
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	05/06/22	1,140	939	0.2
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	895	0.2
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	1,142	914	0.2
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd.	08/03/21	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	1,162	916	0.2
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,494	1,239	0.3
Heimstaden Bostad AB, 4.25%, 03/09/26	05/06/22	1,173	896	0.2
International Design Group S.p.A., 4.57%, 05/15/26	05/06/22	1,155	981	0.3
Intesa Sanpaolo SPA, 5.50% (callable at 100, 03/01/28)	05/06/22	1,123	853	0.2
IPD 3 B.V., 5.50%, 12/01/25	05/06/22	1,126	968	0.3
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,136	978	0.3
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,155	1,033	0.3
Loxama, 3.75%, 07/15/26	05/06/22	1,133	943	0.2
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	370	326	0.1
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	953	0.2
Pinewood Finco PLC, 3.25%, 09/30/25	09/26/22	997	1,001	0.3
Saga PLC, 3.38%, 05/12/24	05/12/22	1,127	916	0.2
Samhallsbyggnadsbolaget i Norden AB, 2.62% (callable at 100, 01/30/25)	05/06/22	1,161	563	0.1
Svenska Handelsbanken AB, 4.75% (callable at 100, 03/01/31)	04/27/22	559	449	0.1
Telecom Italia SPA, 2.38%, 10/12/27	09/15/22	1,469	1,352	0.3
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,141	953	0.2
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 01/31/24)	04/27/22	3,249	3,040	0.8
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,137	968	0.2
Victoria P.L.C., 3.63%, 08/24/26	07/26/22	1,145	931	0.2
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,121	853	0.2
Whitbread PLC, 2.38%, 05/31/27	05/06/22	1,360	1,045	0.3
		44,345	36,654	9.1

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	142	December 2022		34,441	(3)	(606)
90 Day Eurodollar	143	December 2023		34,628	(14)	(483)
Australia 3 Year Bond	221	December 2022	AUD	23,847	27	(199)
United States Ultra Bond	87	December 2022		13,043	(141)	(1,124)
					(131)	(2,412)
Short Contracts
United States 10 Year Note	(160)	December 2022		(18,864)	63	934
United States 5 Year Note	(248)	January 2023		(27,508)	67	846
					130	1,780

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/18/22	AUD	333	213	(14)
IDR/USD	JPM	10/18/22	IDR	91,738,800	6,022	(25)
JPY/USD	BNP	10/18/22	JPY	589,011	4,075	(278)
SGD/USD	MSC	10/18/22	SGD	6,043	4,208	(3)
TWD/USD	GSC	10/18/22	TWD	129,815	4,092	3
USD/AUD	CIT	10/18/22	AUD	(1,537)	(983)	70
USD/AUD	JPM	10/18/22	AUD	(390)	(250)	1
USD/EUR	BNP	10/18/22	EUR	(24,338)	(23,875)	799
USD/EUR	GSC	10/18/22	EUR	(1,345)	(1,320)	25
USD/GBP	GSC	10/18/22	GBP	(985)	(1,100)	(48)
USD/GBP	GSC	10/18/22	GBP	(10,674)	(11,922)	892
USD/IDR	CIT	10/18/22	IDR	(146,100,393)	(9,590)	89
USD/IDR	JPM	01/18/23	IDR	(91,738,800)	(6,003)	11
USD/MXN	MSC	10/18/22	MXN	(132,396)	(6,556)	(232)
USD/SGD	CIT	10/18/22	SGD	(6,043)	(4,208)	90
USD/SGD	MSC	01/18/23	SGD	(6,043)	(4,216)	4
USD/TWD	JPM	10/18/22	TWD	(129,815)	(4,092)	287
USD/TWD	GSC	01/18/23	TWD	(129,815)	(4,127)	(20)
					(59,632)	1,651

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	232,128	—	232,128
Government And Agency Obligations	—	117,844	—	117,844
Senior Floating Rate Instruments	—	25,589	—	25,589
Non-U.S. Government Agency Asset-Backed Securities	—	7,969	—	7,969
Common Stocks	—	—	—	—
Short Term Investments	12,819	—	—	12,819
	12,819	383,530	—	396,349
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,780	—	—	1,780
Open Forward Foreign Currency Contracts	—	2,271	—	2,271
	1,780	2,271	—	4,051
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,412)	—	—	(2,412)
Open Forward Foreign Currency Contracts	—	(620)	—	(620)
	(2,412)	(620)	—	(3,032)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 99.1%
United Kingdom 21.1%
Ashtead Group Public Limited Company	209	9,398
AstraZeneca PLC	185	20,412
Atlassian Corporation PLC - Class A (a)	41	8,682
Bunzl Public Limited Company	546	16,695
Compass Group PLC	1,052	20,962
Diageo PLC	358	15,104
Experian PLC	380	11,183
Halma Public Limited Company	174	3,930
Linde Public Limited Company	45	12,214
London Stock Exchange Group PLC	159	13,401
Rentokil Initial PLC	2,212	11,742
SEGRO Public Limited Company	637	5,315
Spirax-Sarco Engineering PLC	47	5,399
		154,437
France 10.6%
Dassault Systemes	161	5,562
L'Oreal	31	9,736
LVMH Moet Hennessy Louis Vuitton	32	18,833
Safran	104	9,486
Sartorius Stedim Biotech	30	9,321
Teleperformance SE	23	5,807
VINCI	228	18,480
		77,225
Canada 9.1%
Canadian Pacific Railway Limited	336	22,387
Dollarama Inc.	271	15,539
Intact Financial Corporation	95	13,409
The Toronto-Dominion Bank	245	15,006
		66,341
Switzerland 7.4%
Lonza Group AG	26	12,447
Partners Group Holding AG	10	8,387
Sika AG	39	7,757
Straumann Holding AG - Class N	88	8,061
Zurich Insurance Group AG - Class N	45	17,830
		54,482
India 6.5%
Housing Development Finance Corporation Limited	439	12,225
Infosys Limited	645	11,095
Reliance Industries Limited	850	24,621
		47,941
Denmark 5.5%
Coloplast A/S - Class B	65	6,607
DSV A/S	73	8,505
Novo Nordisk A/S - Class B	164	16,285
Orsted A/S (b)	110	8,783
		40,180
Japan 4.8%
Asahi Intecc Co., Ltd.	211	3,361
Daikin Industries, Ltd.	57	8,767
Hoya Corporation	99	9,458
Keyence Corporation	41	13,516
		35,102
Netherlands 4.6%
Adyen B.V. (a) (b)	9	10,714
Airbus SE	165	14,162
ASML Holding N.V.	20	8,533
		33,409
Australia 4.4%
Aristocrat Leisure Limited	1,008	21,102
CSL Limited	62	11,254
		32,356
Sweden 4.1%
Atlas Copco Aktiebolag - Class A	969	9,039
Evolution AB (publ) (b)	65	5,184
Hexagon Aktiebolag - Class B	1,306	12,213
Indutrade Aktiebolag	204	3,312
		29,748
Ireland 3.0%
Icon Public Limited Company (a)	88	16,227
Kingspan Group Public Limited Company	70	3,145
Ryanair Holdings Public Limited Company - ADR (a)	47	2,739
		22,111
Luxembourg 2.8%
Globant S.A. (a)	23	4,347
Tenaris S.A.	1,236	15,996
		20,343
Spain 2.5%
Amadeus IT Group, S.A. (a) (b)	387	17,983
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Company Limited	988	13,126
Germany 1.8%
Infineon Technologies AG - Class N	435	9,483
RATIONAL Aktiengesellschaft	7	3,479
		12,962
United States of America 1.6%
Lululemon Athletica Canada Inc. (a)	41	11,584
Finland 1.5%
Neste Oyj	254	11,108
Belgium 1.3%
KBC Groep	199	9,473
China 1.2%
Contemporary Amperex Technology Co., Limited - Class A	78	4,372
Shenzhen Inovance technology Co., Ltd. - Class A	583	4,706
		9,078
Hong Kong 1.2%
AIA Group Limited	1,088	9,061
Argentina 0.9%
MercadoLibre S.R.L (a)	8	6,871
Brazil 0.8%
B3 S.A. - Brasil, Bolsa, Balcao	2,416	5,889
Norway 0.6%
TOMRA Systems ASA	234	4,092
Total Common Stocks (cost $902,024)		724,902
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund, 2.68% (c) (d)	14,101	14,101
Total Short Term Investments (cost $14,101)		14,101
Total Investments 101.0% (cost $916,125)		739,003
Other Assets and Liabilities, Net (1.0)%		(7,222)
Total Net Assets 100.0%		731,781

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/12/22	15,365	10,714	1.5
Amadeus IT Group, S.A.	11/08/21	25,720	17,983	2.4
Evolution AB (publ)	05/23/22	6,592	5,184	0.7
Orsted A/S	04/12/22	12,913	8,783	1.2
		60,590	42,664	5.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	134,894	590,008	—	724,902
Short Term Investments	14,101	—	—	14,101
	148,995	590,008	—	739,003

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.3%
Information Technology 13.8%
Accenture Public Limited Company - Class A	167	42,922
Apple Inc.	1,442	199,259
Fidelity National Information Services, Inc.	340	25,701
Global Payments Inc.	465	50,252
Intel Corporation	574	14,785
KLA Corporation	54	16,488
Lam Research Corporation	7	2,655
Marvell Technology, Inc.	475	20,391
MasterCard Incorporated - Class A	208	59,275
Microsoft Corporation	1,592	370,698
Motorola Solutions, Inc.	362	81,113
Salesforce, Inc. (a)	226	32,450
Taiwan Semiconductor Manufacturing Company Limited - ADR	612	41,937
Texas Instruments Incorporated	719	111,313
Visa Inc. - Class A	336	59,625
		1,128,864
Health Care 11.7%
AstraZeneca PLC - ADR	1,333	73,121
Baxter International Inc.	633	34,079
Becton, Dickinson and Company	368	81,956
Danaher Corporation	190	48,991
Elevance Health, Inc.	203	92,004
HCA Healthcare, Inc.	521	95,678
Humana Inc.	234	113,653
Johnson & Johnson	146	23,859
Novartis AG - ADR	942	71,568
Pfizer Inc.	2,969	129,935
UnitedHealth Group Incorporated	342	172,640
Zoetis Inc. - Class A	132	19,560
		957,044
Consumer Discretionary 8.1%
Amazon.com, Inc. (a)	1,577	178,228
Coupang, Inc. - Class A (a)	1,345	22,426
D.R. Horton, Inc.	233	15,676
Dollar General Corporation	136	32,622
Lennar Corporation - Class A	302	22,530
McDonald's Corporation	519	119,779
Nike, Inc. - Class B	297	24,709
Starbucks Corporation	1,020	85,951
The Home Depot, Inc.	263	72,654
The TJX Companies, Inc.	1,373	85,288
		659,863
Financials 8.0%
American Express Company	322	43,452
BlackRock, Inc.	74	40,728
Blackstone Inc. - Class A	230	19,276
JPMorgan Chase & Co.	629	65,778
Morgan Stanley	897	70,850
S&P Global Inc.	152	46,349
The Charles Schwab Corporation	3,019	216,996
The Goldman Sachs Group, Inc.	107	31,228
The Progressive Corporation	1,017	118,149
		652,806
Industrials 5.8%
Deere & Company	187	62,380
Fortive Corporation	940	54,808
Illinois Tool Works Inc.	337	60,876
Johnson Controls International Public Limited Company	1,467	72,213
Northrop Grumman Corporation	122	57,240
Parker-Hannifin Corporation	175	42,334
Raytheon Technologies Corporation	929	76,077
Trane Technologies Public Limited Company	348	50,410
		476,338
Consumer Staples 4.8%
Nestle S.A. - Class N	531	57,216
Sysco Corporation	1,391	98,367
The Coca-Cola Company	2,200	123,243
The Procter & Gamble Company	881	111,214
		390,040
Communication Services 4.2%
Alphabet Inc. - Class A (a)	2,068	197,800
Electronic Arts Inc.	448	51,783
Meta Platforms, Inc. - Class A (a)	670	90,909
		340,492
Energy 3.2%
Cenovus Energy Inc.	1,314	20,188
Chesapeake Energy Corporation	143	13,486
ConocoPhillips	674	69,012
Coterra Energy Inc.	476	12,436
EQT Corporation	340	13,855
Shell PLC - Class A	3,716	92,961
Shell PLC - Class A	215	5,378
TotalEnergies SE (b)	672	31,535
		258,851
Utilities 2.6%
American Electric Power Company, Inc.	61	5,270
Constellation Energy Group, Inc.	562	46,726
Exelon Corporation	2,082	77,978
Sempra Energy	525	78,714
		208,688
Real Estate 1.6%
American Tower Corporation	199	42,740
ProLogis Inc.	284	28,865
VICI Properties Inc.	728	21,721
Welltower OP LLC	568	36,553
		129,879
Materials 1.5%
Anglo American PLC	719	21,656
FMC Corporation	461	48,681
Glencore PLC	9,506	50,049
		120,386
Total Common Stocks (cost $4,599,974)		5,323,251
GOVERNMENT AND AGENCY OBLIGATIONS 24.1%
Mortgage-Backed Securities 9.7%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	47	46
7.00%, 11/01/30 - 06/01/31	12	13
2.50%, 12/01/31 - 12/01/51	31,701	27,214
6.00%, 12/01/39	240	250
2.00%, 11/01/41 - 04/01/52	42,941	35,115
3.00%, 11/01/46 - 10/01/51	25,302	22,305
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	1,414	1,389
3.50%, 03/01/26 - 07/01/51	22,306	20,249
4.00%, 09/01/26 - 11/01/48	5,565	5,267
3.00%, 05/01/27 - 10/01/51	54,417	47,992
7.50%, 09/01/29	2	2
2.50%, 05/01/30 - 12/01/51	80,215	68,113
2.00%, 11/01/31 - 09/01/51	42,657	35,403
7.00%, 10/01/33	12	13
TBA, 2.50%, 10/15/37 - 10/15/52 (c)	58,724	49,853
TBA, 3.50%, 10/15/37 - 10/15/52 (c)	35,256	31,994
5.50%, 03/01/38	72	74
6.50%, 10/01/38 - 10/01/39	62	66
5.00%, 07/01/40	74	75
1.50%, 11/01/41	8,454	6,818
TBA, 2.00%, 10/15/52 (c)	128,949	104,340
TBA, 4.00%, 10/15/52 (c)	27,350	25,350
TBA, 4.50%, 10/15/52 (c)	135,675	129,082
TBA, 5.00%, 10/15/52 (c)	27,150	26,416
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	1,638	1,709
6.50%, 04/15/26	2	2
5.50%, 11/15/32 - 02/15/36	34	34
7.00%, 01/15/33 - 05/15/33	5	6
5.00%, 06/20/33 - 06/15/39	988	987
4.50%, 06/15/40 - 05/15/42	264	258
4.00%, 01/15/41 - 12/20/44	399	382
TBA, 2.00%, 10/15/52 (c)	27,475	22,872

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
TBA, 2.50%, 10/15/52 (c)	41,057	35,257
TBA, 3.00%, 10/15/52 (c)	38,150	33,676
TBA, 3.50%, 10/15/52 (c)	25,100	22,803
TBA, 4.00%, 10/15/52 (c)	26,440	24,665
TBA, 4.50%, 10/15/52 (c)	8,325	7,958
		788,048
U.S. Treasury Note 8.8%
Treasury, United States Department of
0.38%, 10/31/23 - 01/31/26	30,600	27,676
0.50%, 11/30/23	8,115	7,765
0.13%, 12/15/23	19,200	18,261
0.88%, 01/31/24 - 09/30/26	97,525	89,715
1.50%, 02/29/24 - 01/31/27	24,020	22,197
2.50%, 04/30/24 - 03/31/27	13,625	12,757
0.25%, 06/15/24 - 05/31/25	16,735	15,578
1.75%, 06/30/24	8,930	8,548
3.00%, 07/31/24 (d)	9,085	8,882
3.25%, 08/31/24 (b)	42,915	42,137
0.75%, 11/15/24 - 08/31/26	59,700	52,967
0.88%, 06/30/26 (d)	53,295	47,183
0.63%, 07/31/26	23,655	20,694
1.13%, 10/31/26	25,970	23,028
1.25%, 11/30/26 - 06/30/28	129,885	115,415
1.88%, 02/28/27	35,505	32,332
2.75%, 04/30/27 - 08/15/32	57,830	53,809
2.63%, 05/31/27 - 07/31/29	8,545	7,969
3.25%, 06/30/27 - 06/30/29	56,670	54,501
3.13%, 08/31/27 (b)	51,435	49,345
2.88%, 08/15/28	625	586
2.38%, 03/31/29	6,675	6,045
		717,390
U.S. Treasury Bond 3.8%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,705
2.38%, 02/15/42	3,815	2,922
3.25%, 05/15/42	7,415	6,577
3.38%, 08/15/42 (b)	134,845	122,161
2.50%, 02/15/45 - 05/15/46	50,200	38,100
2.88%, 08/15/45 - 05/15/52	114,510	95,743
3.00%, 05/15/47 - 08/15/52	23,795	20,394
2.75%, 08/15/47 - 11/15/47	21,494	17,176
2.25%, 02/15/52	3,750	2,722
		307,500
Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 3.83%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,372
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	2,004	1,912
Series 2021-M1-DNA2, REMIC, 3.08%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	623	621
Series JM-4165, REMIC, 3.50%, 09/15/41	633	613
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,579	4,353
Series AH-4143, REMIC, 1.75%, 09/15/42	4,947	4,484
Series AB-4122, REMIC, 1.50%, 10/15/42	452	413
Series DJ-4322, REMIC, 3.00%, 05/15/43	688	663
Series CA-4758, REMIC, 3.00%, 07/15/47	6,276	5,755
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,586	4,313
Series DP-5170, REMIC, 2.00%, 07/25/50	10,322	8,879
Series 2020-M2-DNA5, REMIC, 4.98%, (SOFR 30-Day Average + 2.80%), 10/25/50 (e)	2,405	2,406
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	12,236	10,643
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 8.98%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	758	788
Series 2014-1M2-C04, 7.98%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	905	928
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,177	1,075
Series 2013-Z-36, REMIC, 3.00%, 04/25/43	4,854	4,360
Series 2013-NZ-83, REMIC, 3.50%, 08/25/43	5,709	5,275
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	1,007	967
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,662	2,326
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	4,356	3,993
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,163	5,444
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,397	1,290
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	4,909	3,989
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	2	3
		76,865
Municipal 0.6%
Chicago Transit Authority
6.90%, 12/01/40	675	764
Chicago, City of
6.40%, 01/01/40	155	175
Dallas/Fort Worth International Airport
4.09%, 11/01/51	300	248
4.51%, 11/01/51	1,885	1,644
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	149
3.29%, 06/01/42	375	269
3.00%, 06/01/46	825	714
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	219
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	3,728
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	603
Illinois, State of
5.10%, 06/01/33	24,735	23,562
Kansas Development Finance Authority
5.37%, 05/01/26	1,820	1,833
Metropolitan Transportation Authority
6.20%, 11/15/26	165	166
7.34%, 11/15/39	75	91
6.09%, 11/15/40	405	433
6.81%, 11/15/40	3,700	3,967
5.18%, 11/15/49	1,330	1,183
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,964	5,378
New York State Thruway Authority
5.88%, 04/01/30	840	879
Oregon School Boards Association
4.76%, 06/30/28	336	331
Philadelphia, City of
6.55%, 10/15/28	5,225	5,531
Sacramento, City of
6.42%, 08/01/23	1,065	1,083
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	308
Utility Debt Securitization Authority
3.44%, 12/15/25	566	560
		53,818
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K150, 3.71%, 11/25/32	3,125	2,879
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	6,901
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	3,974
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 2.60%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	270	270
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (e)	5,687	4,442
		18,466
Sovereign 0.1%
Government of Saudi Arabia
2.88%, 03/04/23 (f)	3,090	3,063
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,675
3.38%, 03/14/24 (f)	210	206
		7,944
Total Government And Agency Obligations (cost $2,140,390)		1,970,031
CORPORATE BONDS AND NOTES 8.8%
Financials 3.7%
ACE Capital Trust II
9.70%, 04/01/30	525	655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
AerCap Ireland Capital Designated Activity Company
1.75%, 01/30/26	8,355	7,139
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	8,865	7,189
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	3,833	3,231
2.53%, 11/18/27 (f)	12,127	9,590
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,573
3.85%, 04/12/23	3,000	2,979
Bank of America Corporation
3.00%, 12/20/23	820	816
1.73%, 07/22/27	7,535	6,464
3.97%, 02/07/30	2,065	1,843
3.19%, 07/23/30	2,210	1,863
2.30%, 07/21/32	4,630	3,465
Barclays PLC
3.93%, 05/07/25	6,380	6,135
BNP Paribas
3.38%, 01/09/25 (f) (g)	3,180	3,017
2.82%, 11/19/25 (f) (g)	3,570	3,325
BPCE
5.70%, 10/22/23 (f)	10,150	10,055
5.15%, 07/21/24 (f)	5,670	5,527
Capital One Financial Corporation
3.75%, 04/24/24	2,000	1,958
4.20%, 10/29/25	1,245	1,195
CNO Global Funding
2.65%, 01/06/29 (b) (f)	11,400	9,477
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	5,745
Corebridge Financial, Inc.
3.90%, 04/05/32 (f)	9,385	7,920
6.88%, 12/15/52 (f)	6,895	6,304
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	1,944
3.25%, 10/04/24 (f) (g)	3,020	2,887
4.38%, 03/17/25 (f) (g)	5,055	4,840
Credit Suisse Group AG
4.48%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,491
2.59%, 09/11/25 (f) (g)	2,025	1,840
6.44%, 08/11/28 (f) (g)	10,795	10,041
3.09%, 05/14/32 (f)	19,395	13,637
Credit Suisse Group Funding (Guernsey) Limited
3.75%, 03/26/25 (g)	2,690	2,500
Credit Suisse Holdings (USA), Inc.
3.63%, 09/09/24	325	310
Danske Bank A/S
3.88%, 09/12/23 (f)	2,910	2,858
5.38%, 01/12/24 (f)	2,265	2,250
1.62%, 09/11/26 (f)	8,775	7,584
Five Corners Funding Trust II
2.85%, 05/15/30 (f)	5,255	4,358
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,560
1.59%, 05/24/27	10,260	8,586
2.80%, 05/24/32	2,640	1,941
Intercontinental Exchange, Inc.
4.00%, 09/15/27	8,754	8,293
4.35%, 06/15/29	22,410	21,196
JPMorgan Chase & Co.
3.38%, 05/01/23 (b)	590	586
2.52%, 04/22/31	5,845	4,627
1.95%, 02/04/32	875	647
2.58%, 04/22/32	3,080	2,384
4.91%, 07/25/33	5,140	4,747
6.40%, 05/15/38	425	438
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	128
4.57%, 02/01/29 (f)	456	419
5.50%, 06/15/52 (f)	7,830	6,823
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	504
Morgan Stanley
3.70%, 10/23/24	7,950	7,752
2.51%, 10/20/32	26,465	20,257
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	373
Santander Holdings USA, Inc.
3.40%, 01/18/23	7,435	7,405
Standard Chartered PLC
0.99%, 01/12/25 (f)	5,480	5,112
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	6,875	6,861
1.43%, 03/09/27	17,135	14,748
3.80%, 03/15/30	290	254
2.62%, 04/22/32	3,260	2,527
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	830	818
Wells Fargo & Company
4.48%, 01/16/24	517	514
		299,505
Utilities 1.5%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	813
5.95%, 05/15/37	780	772
Boston Gas Company
3.15%, 08/01/27 (f)	960	854
CMS Energy Corporation
4.75%, 06/01/50	3,732	3,205
Commonwealth Edison Company
3.65%, 06/15/46	465	354
Consolidated Edison Company of New York, Inc.
3.20%, 12/01/51	13,060	8,677
4.50%, 05/15/58	1,720	1,362
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,506
Duke Energy Corporation
4.50%, 08/15/32	22,440	20,296
5.00%, 08/15/52	1,725	1,473
Enel Finance International N.V.
2.25%, 07/12/31 (f)	2,900	2,026
5.00%, 06/15/32 (f)	8,795	7,516
Georgia Power Company
4.70%, 05/15/32	7,045	6,610
4.75%, 09/01/40	1,085	907
5.13%, 05/15/52	12,410	11,213
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	536
ITC Holdings Corp.
4.95%, 09/22/27 (f)	2,680	2,614
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,301
MidAmerican Energy Company
4.25%, 05/01/46	55	46
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	2,851	2,637
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	328
Oncor Electric Delivery Company LLC
3.70%, 11/15/28	6,544	6,067
Pacific Gas And Electric Company
5.90%, 06/15/32	4,300	3,924
PECO Energy Company
2.85%, 09/15/51	2,000	1,298
Sempra Energy
4.13%, 04/01/52	2,405	1,914
Southern California Edison Company
3.70%, 08/01/25	735	705
Southern California Gas Company
2.95%, 04/15/27	6,165	5,630
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (f)	8,015	7,755
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,056
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,461

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
The Southern Company
2.95%, 07/01/23	2,820	2,790
4.00%, 01/15/51	3,710	3,325
		120,971
Energy 0.9%
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (f)	10,020	8,002
Energy Transfer LP
4.95%, 06/15/28	2,925	2,739
Energy Transfer Operating, L.P.
7.60%, 02/01/24	1,030	1,051
Equinor ASA
3.00%, 04/06/27	11,800	10,918
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	18,789	15,433
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,565
3.45%, 10/15/27 (f)	465	408
Hess Corporation
7.30%, 08/15/31	7,695	8,084
5.60%, 02/15/41	4,305	3,797
Qatarenergy
3.13%, 07/12/41 (f)	3,745	2,718
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	18,260	16,640
		72,355
Communication Services 0.8%
AT&T Inc.
2.55%, 12/01/33	3,819	2,842
4.30%, 12/15/42	835	659
3.65%, 06/01/51	344	234
3.85%, 06/01/60	606	409
Charter Communications Operating, LLC
2.25%, 01/15/29	4,230	3,306
2.80%, 04/01/31	9,615	7,270
Comcast Corporation
3.95%, 10/15/25	4,345	4,222
5.65%, 06/15/35	165	165
4.40%, 08/15/35	2,325	2,063
6.50%, 11/15/35	34	36
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,627
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	4,906	4,820
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	198
Verizon Communications Inc.
2.36%, 03/15/32	52,396	40,413
4.75%, 11/01/41	265	230
		68,494
Information Technology 0.5%
Broadcom Inc.
2.60%, 02/15/33 (f)	3,520	2,522
Intel Corporation
4.15%, 08/05/32	15,350	13,960
Kyndryl Holdings, Inc.
3.15%, 10/15/31	8,656	5,825
Microchip Technology Incorporated
0.97%, 02/15/24 (b)	10,715	10,095
Oracle Corporation
3.65%, 03/25/41	2,860	1,942
3.95%, 03/25/51	9,740	6,476
		40,820
Health Care 0.4%
Aetna Inc.
2.80%, 06/15/23	3,340	3,296
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,158
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,141
Children's National Medical Center
2.93%, 07/15/50	2,590	1,676
CommonSpirit Health
4.20%, 08/01/23	5,150	5,128
4.35%, 11/01/42	1,025	808
4.19%, 10/01/49	1,449	1,086
3.91%, 10/01/50	260	186
CVS Health Corporation
4.88%, 07/20/35	1,135	1,026
Dignity Health
3.81%, 11/01/24	1,703	1,649
Mercy Health
3.56%, 08/01/27	4,070	3,729
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31	5,075	3,877
Sutter Health
2.29%, 08/15/30	1,555	1,252
The Toledo Hospital
5.75%, 11/15/38	1,475	1,346
UnitedHealth Group Incorporated
4.20%, 05/15/32	3,005	2,792
4.75%, 05/15/52	475	426
		33,576
Industrials 0.4%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,040
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	9,537
Eaton Corporation
4.15%, 03/15/33	3,390	3,063
4.70%, 08/23/52	710	624
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (f)	1,545	1,452
3.95%, 03/10/25 (f)	10,090	9,641
Raytheon Technologies Corporation
3.95%, 08/16/25	2,545	2,480
		30,837
Consumer Discretionary 0.3%
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	5,869
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	8,669
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,663
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	392
7.30%, 07/01/38	285	269
6.75%, 06/15/39	285	254
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,146
		27,262
Consumer Staples 0.3%
Ashtead Capital, Inc.
5.50%, 08/11/32 (f)	2,800	2,595
B. A. T. Capital Corporation
3.56%, 08/15/27	16,355	14,353
ERAC USA Finance LLC
3.30%, 10/15/22 (f)	1,045	1,045
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,372
		20,365
Real Estate 0.0%
VICI Properties Inc.
4.13%, 08/15/30 (f)	2,600	2,170
Total Corporate Bonds And Notes (cost $805,700)		716,355
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
Aaset 2019-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	696	466
Angel Oak Mortgage Trust 2019-4
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	104	104
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	378	370
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	10	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
Angel Oak Mortgage Trust I, LLC 2018-3
Series 2018-A1-3, REMIC, 3.65%, 09/25/48 (e)	104	104
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-A5-MF3, REMIC, 2.57%, 10/16/54	6,610	5,273
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,088
Bayview Koitere Fund Trust 2017-RT4
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,124	1,093
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 4.87%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	3,450	3,394
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 4.11%, (1 Month USD LIBOR + 1.30%), 10/16/23 (e)	7,510	7,023
BX Trust 2021-LGCY
Series 2021-A-LGCY, 2.90%, 10/15/36 (e)	17,700	16,760
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 3.47%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,591
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (h)	1,527	1,328
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	912	814
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,601	1,402
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	839	716
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	9,828	9,312
Cloud Pass-Through Trust 2019-1
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	3	3
Flagstar Mortgage Trust 2018-3INV
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,729	1,610
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	3,518	2,937
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,832
Ford Credit Auto Owner Trust
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,219
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,011
GS Mortgage Securities Trust 2016-GS3
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	3,642
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,827	5,921
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	199	160
Series 2019-A-1, 3.72%, 07/15/26 (h)	715	594
Horizon Aircraft Finance II Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (h)	1,314	1,105
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 3.52%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,435	1,380
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (h)	725	637
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	305	271
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	805	760
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	502	492
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,033
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,573
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,789
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,350
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,186
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,277	1,944
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	780
Series 2021-A-3-A, 2.51%, 11/15/43	605	388
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,325
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,187
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	1,078	1,052
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 3.90%, (1 Month USD LIBOR + 1.08%), 11/15/23 (e)	8,820	8,322
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	800	701
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 3.43%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	144	143
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	105	104
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	484	471
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	1,146	1,099
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	392	358
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,793
Total Non-U.S. Government Agency Asset-Backed Securities (cost $131,778)		120,020
SHORT TERM INVESTMENTS 6.8%
Investment Companies 6.8%
JNL Government Money Market Fund, 2.68% (i) (j)	553,114	553,114
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 2.88% (i) (j)	2,740	2,740
Total Short Term Investments (cost $555,854)		555,854
Total Investments 106.5% (cost $8,233,696)		8,685,511
Other Derivative Instruments(0.0)%		(37)
Other Assets and Liabilities, Net (6.5)%		(529,432)
Total Net Assets 100.0%		8,156,042

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $533,973.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $286,395 and 3.5% of the Fund.

(g) Convertible security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	6	December 2022	709	(3)	2
United States 2 Year Note	596	January 2023	123,856	(88)	(1,443)
United States 5 Year Note	245	January 2023	26,307	32	32
				(59)	(1,409)
Short Contracts
United States 10 Year Note	(44)	December 2022	(4,916)	22	(15)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,064,456	258,795	—	5,323,251
Government And Agency Obligations	—	1,970,031	—	1,970,031
Corporate Bonds And Notes	—	716,355	—	716,355
Non-U.S. Government Agency Asset-Backed Securities	—	120,020	—	120,020
Short Term Investments	555,854	—	—	555,854
	5,620,310	3,065,201	—	8,685,511
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	34	—	—	34
	34	—	—	34
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,458)	—	—	(1,458)
	(1,458)	—	—	(1,458)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 97.6%
Health Care 18.6%
AstraZeneca PLC - ADR	236	12,961
Baxter International Inc.	156	8,408
Becton, Dickinson and Company	47	10,438
Elevance Health, Inc.	25	11,412
Eli Lilly and Company	93	30,014
Johnson & Johnson	222	36,292
Medtronic, Inc.	112	9,009
Merck & Co., Inc.	381	32,820
Pfizer Inc.	864	37,823
UnitedHealth Group Incorporated	30	15,026
		204,203
Financials 16.5%
Blackstone Inc. - Class A	169	14,161
Chubb Limited	94	17,008
JPMorgan Chase & Co.	335	34,979
M&T Bank Corporation	104	18,375
MetLife, Inc.	382	23,218
Morgan Stanley	342	26,982
Raymond James Financial, Inc.	111	11,007
Royal Bank of Canada	139	12,547
The PNC Financial Services Group, Inc.	71	10,601
Truist Financial Corporation	279	12,133
		181,011
Consumer Staples 11.7%
Archer-Daniels-Midland Company	183	14,698
Kellogg Company	185	12,894
Keurig Dr Pepper Inc.	308	11,015
Kimberly-Clark Corporation	89	10,062
Mondelez International, Inc. - Class A	309	16,953
PepsiCo, Inc.	62	10,141
Philip Morris International Inc.	218	18,057
The Procter & Gamble Company	110	13,880
Unilever PLC - ADR	483	21,174
		128,874
Information Technology 10.4%
Analog Devices, Inc.	120	16,658
Broadcom Inc.	24	10,801
Cisco Systems, Inc.	532	21,277
Corning Incorporated	417	12,089
Fidelity National Information Services, Inc.	138	10,445
NXP Semiconductors N.V.	71	10,514
Qualcomm Incorporated	98	11,081
TE Connectivity Ltd. (a)	107	11,819
Texas Instruments Incorporated	64	9,917
		114,601
Energy 9.3%
ConocoPhillips	309	31,633
Coterra Energy Inc.	726	18,955
EOG Resources, Inc.	195	21,735
Phillips 66	112	9,047
Pioneer Natural Resources Company	46	9,919
TC Energy Corporation (b)	273	10,976
		102,265
Industrials 9.2%
Canadian National Railway Company	100	10,797
Eaton Corporation Public Limited Company	115	15,373
General Dynamics Corporation	81	17,224
Honeywell International Inc.	63	10,573
Johnson Controls International Public Limited Company	294	14,444
L3Harris Technologies, Inc.	52	10,771
Raytheon Technologies Corporation	123	10,093
Siemens Aktiengesellschaft - ADR	143	7,010
Siemens Aktiengesellschaft - Class N	45	4,371
		100,656
Utilities 8.5%
American Electric Power Company, Inc.	203	17,524
Atmos Energy Corporation	162	16,535
Duke Energy Corporation	118	10,936
Exelon Corporation	494	18,499
NextEra Energy, Inc.	158	12,417
Sempra Energy	112	16,853
		92,764
Consumer Discretionary 6.4%
Lennar Corporation - Class A	157	11,692
Lowe`s Companies, Inc.	76	14,344
Starbucks Corporation	78	6,601
The Home Depot, Inc.	71	19,588
The TJX Companies, Inc.	285	17,674
		69,899
Materials 3.7%
Celanese Corporation - Class A	56	5,088
LyondellBasell Industries N.V. - Class A	152	11,467
PPG Industries, Inc.	119	13,213
Rio Tinto PLC - ADR (b)	207	11,417
		41,185
Real Estate 1.8%
Crown Castle Inc.	68	9,888
Welltower OP LLC	147	9,478
		19,366
Communication Services 1.5%
Comcast Corporation - Class A	550	16,136
Total Common Stocks (cost $1,165,672)		1,070,960
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	39	12,816
Total Preferred Stocks (cost $13,108)		12,816
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund, 2.88% (c) (d)	21,223	21,223
Investment Companies 1.0%
JNL Government Money Market Fund, 2.68% (c) (d)	10,622	10,622
Total Short Term Investments (cost $31,845)		31,845
Total Investments 101.7% (cost $1,210,625)		1,115,621
Other Assets and Liabilities, Net (1.7)%		(19,005)
Total Net Assets 100.0%		1,096,616

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	13,596	11,819	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,066,589	4,371	—	1,070,960
Preferred Stocks	12,816	—	—	12,816
Short Term Investments	31,845	—	—	31,845
	1,111,250	4,371	—	1,115,621

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.0%
United States of America 60.1%
Agree Realty Corporation	171	11,547
Alexandria Real Estate Equities, Inc.	32	4,500
American Tower Corporation	99	21,333
AvalonBay Communities, Inc.	143	26,348
Boston Properties, Inc.	69	5,196
Brixmor Property Group Inc.	670	12,380
Caretrust REIT, Inc.	368	6,660
Corporate Office Properties Trust	172	3,984
Douglas Emmett, Inc.	164	2,932
Equinix, Inc.	26	15,069
Equity Residential	343	23,060
Host Hotels & Resorts, Inc.	437	6,942
Hyatt Hotels Corporation - Class A (a)	64	5,147
Independence Realty Trust, Inc.	401	6,700
Iron Mountain Incorporated	131	5,739
Kimco Realty Corporation	785	14,460
Life Storage Inc.	140	15,551
LTC Properties, Inc.	225	8,423
Phillips Edison & Company, Inc.	285	7,995
Plymouth Industrial REIT, Inc.	341	5,727
ProLogis Inc.	365	37,064
Public Storage	81	23,851
Rexford Industrial Realty, Inc.	295	15,359
Ryman Hospitality Properties, Inc.	87	6,391
SBA Communications Corporation	26	7,310
Sun Communities, Inc.	107	14,519
VICI Properties Inc.	782	23,346
W.P. Carey Inc.	285	19,906
Welltower OP LLC	395	25,430
WillScot Mobile Mini Holdings Corp. - Class A (a)	165	6,651
		389,520
Japan 12.7%
Comforia Residential REIT, Inc	3	6,026
Frontier Real Estate Investment Corporation	2	7,318
JTower Inc. (a) (b)	90	4,063
Kyoritsu Maintenance Co., Ltd. (b)	165	6,818
Mitsui Fudosan Co., Ltd.	1,147	21,835
Nomura Real Estate Holdings, Inc.	581	13,146
Oriental Land Co., Ltd.	83	11,220
Tokyo Tatemono Co., Ltd.	828	11,785
		82,211
Hong Kong 6.4%
CK Asset Holdings Limited	2,931	17,587
Hongkong Land Holdings Limited	3,167	13,931
Sino Land Company Limited	3,470	4,582
Wharf Real Estate Investment Company Limited	1,144	5,192
		41,292
Singapore 5.2%
Ascott Residence Trust Management Limited	10,211	6,933
Capitaland Investment Limited	5,629	13,539
City Developments Limited	919	4,841
Suntec Real Estate Investment Trust	7,900	8,406
		33,719
France 2.4%
Carmila	237	3,157
Klepierre	710	12,187
		15,344
United Kingdom 2.3%
The British Land Company Public Limited Company	1,681	6,516
The Unite Group PLC	890	8,550
		15,066
Canada 2.3%
Colliers International Group Inc.	30	2,728
StorageVault Canada Inc.	2,219	8,932
Tricon Residential Inc.	374	3,232
		14,892
Australia 1.9%
Goodman Funding Pty Ltd	617	6,225
Vicinity Centres RE Ltd	5,832	6,446
		12,671
Switzerland 1.5%
PSP Swiss Property AG - Class N	97	9,741
Spain 1.5%
Cellnex Telecom, S.A. (c)	208	6,437
Merlin Properties, Socimi, S.A.	402	3,092
		9,529
Thailand 1.0%
Central Pattana Public Company Limited	3,671	6,315
United Arab Emirates 1.0%
Emaar Properties PJSC	4,004	6,289
Sweden 0.7%
Catena AB	155	4,599
Malta 0.0%
BGP Holdings PLC (a) (d)	5,552	3
Total Common Stocks (cost $763,898)		641,191
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund, 2.68% (e) (f)	1,202	1,202
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 2.88% (e) (f)	1,146	1,146
Total Short Term Investments (cost $2,348)		2,348
Total Investments 99.4% (cost $766,246)		643,539
Other Derivative Instruments0.0%		1
Other Assets and Liabilities, Net 0.6%		3,865
Total Net Assets 100.0%		647,405

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/28/21	11,562	6,437	1.0

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	BCL	10/04/22	CAD	(95)	(69)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	UBS	10/05/22	HKD	(1,031)	(131)	—
					(200)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	389,520	—	—	389,520
Japan	—	82,211	—	82,211
Hong Kong	—	41,292	—	41,292
Singapore	—	33,719	—	33,719
France	—	15,344	—	15,344
United Kingdom	—	15,066	—	15,066
Canada	14,892	—	—	14,892
Australia	—	12,671	—	12,671
Switzerland	—	9,741	—	9,741
Spain	—	9,529	—	9,529
Thailand	—	6,315	—	6,315
United Arab Emirates	—	6,289	—	6,289
Sweden	—	4,599	—	4,599
Malta	—	—	3	3
Short Term Investments	2,348	—	—	2,348
	406,760	236,776	3	643,539
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
REPURCHASE AGREEMENTS 45.7%
Repurchase Agreements (a)		1,478,000
Total Repurchase Agreements (cost $1,478,000)		1,478,000
GOVERNMENT AND AGENCY OBLIGATIONS 43.3%
U.S. Treasury Bill 34.0%
Treasury, United States Department of
2.46%, 10/11/22 (b)	45,200	45,169
2.14%, 10/18/22 (b)	58,150	58,082
2.52%, 11/03/22 (b)	155,000	154,646
2.26%, 11/08/22 (b)	23,955	23,899
2.73%, 11/29/22 (b)	156,375	155,686
0.24%, 12/01/22 (b)	10,750	10,746
2.77%, 12/06/22 (b)	75,925	75,545
2.82%, 12/13/22 (b)	76,000	75,571
3.12%, 12/15/22 (b)	44,822	44,535
0.40%, 12/29/22 (b)	10,600	10,590
3.14%, 01/03/23 (b)	58,350	57,878
2.53%, 01/05/23 (b)	60,750	60,345
3.25%, 01/10/23 (b)	59,575	59,040
2.69%, 01/26/23 (b)	137,850	136,621
2.89%, 02/02/23 (b)	62,000	61,391
3.06%, 06/15/23 (b)	41,325	40,434
3.00%, 07/13/23 (b)	30,500	29,785
		1,099,963
U.S. Government Agency Obligations 7.9%
Federal Farm Credit Banks Consolidated Systemwide Bonds
2.99%, (SOFR + 0.03%), 12/06/22 (c) (d)	43,075	43,075
2.99%, (SOFR + 0.04%), 07/12/23 (c) (d)	10,370	10,370
3.01%, (SOFR + 0.05%), 09/29/23 (c) (d)	12,380	12,380
Federal Farm Credit Banks Funding Corporation
2.98%, (SOFR + 0.02%), 10/27/22 (c) (d)	26,000	26,000
3.09%, (Fed Funds + 0.02%), 04/13/23 (c) (d)	14,500	14,500
Federal Home Loan Bank of New York
2.99%, (SOFR + 0.03%), 10/20/22 (c) (d)	96,000	96,000
FHLBanks Office of Finance
2.97%, (SOFR + 0.01%), 10/27/22 (c) (d)	27,000	27,000
4.09%, 09/21/23 (b)	27,100	26,023
		255,348
U.S. Treasury Note 1.4%
Treasury, United States Department of
3.35%, (3 Month Treasury + 0.06%), 10/31/22 (c)	46,175	46,177
Total Government And Agency Obligations (cost $1,401,488)		1,401,488
Total Investments 89.0% (cost $2,879,488)		2,879,488
Other Assets and Liabilities, Net 11.0%		357,437
Total Net Assets 100.0%		3,236,925

(a) For repurchase agreements held at September 30, 2022, see Repurchase Agreements in the Schedules of Investments.

(b) The coupon rate represents the yield to maturity.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.75%, due 8/15/2047	24,468	19,890	2.98	09/30/22	10/03/22	19,505	19,500	19,500
BNP	Treasury, United States Department of, 2.00%-3.28%, due 1/31/2024-2/15/2025	27,328	26,717
	Government National Mortgage Association, 1.75%-5.50%, due 3/15/2041-9/20/2052	38,900	34,924
	Federal National Mortgage Association, Inc., 1.86%-8.00%, due 2/1/2031-9/1/2052	87,867	78,833
	Federal Farm Credit Banks Funding Corporation, 3.65%, due 4/22/2039	85	73
	Federal Home Loan Mortgage Corporation, 2.00%-5.00%, due 3/1/2040-9/1/2052	10	9
		154,190	140,556	3.04	09/30/22	10/03/22	137,835	137,800	137,800
BNP	Treasury, United States Department of, 0.13%-4.38%, due 11/30/2022-8/15/2046	156,826	129,948	2.94	09/30/22	10/03/22	127,431	127,400	127,400
BNS	Treasury, United States Department of, 0.00%-3.00%, due 1/31/2023-11/15/2044	228,944	201,908	2.97	09/30/22	10/03/22	197,949	197,900	197,900
BOA	Government National Mortgage Association, 4.00%-5.00%, due 2/20/2049-9/20/2052	1,907	1,836	3.05	09/30/22	10/03/22	1,800	1,800	1,800
DUB	Government National Mortgage Association, 2.50%, due 7/20/2051	102,818	89,150
	Federal National Mortgage Association, Inc., 1.50%-4.50%, due 5/1/2049-9/1/2052	378,097	333,742
		480,915	422,892	3.00	09/30/22	10/03/22	414,704	414,600	414,600
GSC	Government National Mortgage Association, 4.00%, due 6/20/2052	61,277	57,762
	Federal National Mortgage Association, Inc., 2.00%-6.00%, due 9/1/2029-9/1/2052	22,353	20,839
	Federal Home Loan Mortgage Corporation, 1.50%-5.00%, due 12/1/2036-9/1/2052	110,980	108,569
		194,610	187,170	2.98	09/30/22	10/03/22	183,546	183,500	183,500
JPM	Treasury, United States Department of, 1.25%, due 9/30/2028	145,440	124,440	2.97	09/30/22	10/03/22	122,030	122,000	122,000
NAT	Treasury, United States Department of, 1.00%-6.25%, due 11/30/2025-5/15/2050	224,076	206,040	2.95	09/30/22	10/03/22	202,050	202,000	202,000
RBC	Treasury, United States Department of, 0.00%-3.35%, due 10/31/2022-7/31/2024	71,501	71,374
	Federal National Mortgage Association, Inc., 3.50%-4.50%, due 8/1/2042-6/1/2052	1,636	1,556
		73,137	72,930	3.00	09/30/22	10/03/22	71,518	71,500	71,500
									1,478,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Repurchase Agreements	—	1,478,000	—	1,478,000
Government And Agency Obligations	—	1,401,488	—	1,401,488
	—	2,879,488	—	2,879,488

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.9%
Financials 18.6%
Ares Management Corporation - Class A	293	18,164
Blackstone Inc. - Class A	173	14,493
Chubb Limited	126	22,930
JPMorgan Chase & Co.	365	38,185
LPL Financial Holdings Inc.	67	14,622
M&T Bank Corporation	137	24,166
MetLife, Inc.	491	29,843
Morgan Stanley	375	29,658
Raymond James Financial, Inc.	155	15,306
The PNC Financial Services Group, Inc.	114	17,011
The Progressive Corporation	118	13,702
Truist Financial Corporation	368	16,003
		254,083
Health Care 17.7%
AstraZeneca PLC - ADR	304	16,650
Becton, Dickinson and Company	87	19,432
Boston Scientific Corporation (a)	505	19,565
Centene Corporation (a)	247	19,212
Elevance Health, Inc.	63	28,548
Eli Lilly and Company	91	29,256
Medtronic, Inc.	241	19,476
Merck & Co., Inc.	297	25,583
Pfizer Inc.	937	41,002
UnitedHealth Group Incorporated	46	23,111
		241,835
Information Technology 12.1%
Amdocs Limited	211	16,729
Analog Devices, Inc.	180	25,056
Cisco Systems, Inc.	775	31,005
Corning Incorporated	737	21,401
F5, Inc. (a)	127	18,337
Global Payments Inc.	153	16,574
Micron Technology, Inc.	300	15,051
Qualcomm Incorporated	179	20,239
		164,392
Industrials 10.5%
Fortune Brands Home & Security, Inc.	170	9,134
General Dynamics Corporation	92	19,556
Hubbell Incorporated	68	15,096
Johnson Controls International Public Limited Company	434	21,384
Knight-Swift Transportation Holdings Inc. - Class A	324	15,876
L3Harris Technologies, Inc.	104	21,605
Raytheon Technologies Corporation	270	22,067
The Middleby Corporation (a)	144	18,388
		143,106
Communication Services 7.4%
Alphabet Inc. - Class C (a)	309	29,706
Electronic Arts Inc.	189	21,877
Meta Platforms, Inc. - Class A (a)	270	36,633
Omnicom Group Inc.	207	13,044
		101,260
Consumer Discretionary 7.3%
Gentex Corporation	681	16,229
H & R Block, Inc.	347	14,744
Lennar Corporation - Class A	194	14,472
The Home Depot, Inc.	92	25,430
The TJX Companies, Inc.	269	16,731
Victoria's Secret & Co. (a)	394	11,465
		99,071
Energy 6.7%
ConocoPhillips	311	31,826
Coterra Energy Inc.	795	20,771
EOG Resources, Inc.	183	20,434
Phillips 66	226	18,207
		91,238
Utilities 5.5%
Atmos Energy Corporation	166	16,947
Duke Energy Corporation	209	19,415
Exelon Corporation	451	16,905
Sempra Energy	142	21,353
		74,620
Consumer Staples 5.4%
Archer-Daniels-Midland Company	242	19,438
Keurig Dr Pepper Inc.	480	17,176
Mondelez International, Inc. - Class A	367	20,132
Unilever PLC - ADR (b)	401	17,598
		74,344
Real Estate 4.8%
CBRE Group, Inc. - Class A (a)	214	14,467
Gaming and Leisure Properties, Inc.	444	19,635
Host Hotels & Resorts, Inc.	933	14,819
Welltower OP LLC	262	16,854
		65,775
Materials 1.9%
Axalta Coating Systems Ltd. (a)	650	13,684
Sealed Air Corporation	273	12,172
		25,856
Total Common Stocks (cost $1,270,051)		1,335,580
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	47	15,461
Total Preferred Stocks (cost $13,108)		15,461
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 2.68% (c) (d)	13,186	13,186
Total Short Term Investments (cost $13,186)		13,186
Total Investments 100.0% (cost $1,296,345)		1,364,227
Other Assets and Liabilities, Net (0.0)%		(468)
Total Net Assets 100.0%		1,363,759

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,335,580	—	—	1,335,580
Preferred Stocks	15,461	—	—	15,461
Short Term Investments	13,186	—	—	13,186
	1,364,227	—	—	1,364,227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CAD - Canadian Dollar	GBP - British Pound	KZT - Kazakhstani Tenge	TRY - Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso

Abbreviations:

ADR - American Depositary Receipt	JIBAR - Johannesburg Interbank Average Rate
ASX - Australian Securities Exchange	LIBOR - London Interbank Offered Rate
BADLAR - Argentina Deposit Rates	LLC/L.L.C. - Limited Liability Companies
BIBOR – Bangkok Interbank Offered Rate	MBS - Mortgage-Backed Security
BRAZIBOR - Brazil Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MICEX - Moscow Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MPOR - Moscow Prime Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MSCI - Morgan Stanley Capital International
CDI - CHESS Depositary Interests	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.EM - Credit Default Swap Index - Emerging Markets	NVDR - Non-Voting Depository Receipt
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	OAT - Obligations Assimilables du Tresor
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OBFR - Overnight Bank Funding Rate
CLO - Collateralized Loan Obligation	PJSC - Private Joint Stock Company
CMBX.NA - Commercial Mortgage-backed Securities Index North America	PLC/P.L.C./Plc - Public Limited Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	RBOB - Reformulated Blendstock for Oxygenate Blending
DAX - Deutscher Aktienindex	REIT - Real Estate Investment Trust
DIP - Debtor-in-possession	REMIC - Real Estate Mortgage Investment Conduit
EAFE - Europe, Asia and Far East	RTS - Russian Trading System
ETF - Exchange Traded Fund	S&P - Standard & Poor's
EURIBOR - Europe Interbank Offered Rate	SCB - Standard Chartered Bank
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation-Protected Securities
term of 8.5 to 10.5 years	TONAR - Tokyo Overnight Average Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TOPIX - Tokyo Stock Price Index
term of 1.75 to 2.25 years	TSX - Toronto Stock Exchange
FTSE - Financial Times Stock Exchange	ULSD - Ultra Low Sulfur Diesel
GDR - Global Depositary Receipt	US - United States
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank AG.	SBI - Sanford C.Bernstein & CO., INC
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SIG - Susquehanna Investment Group
BNS - Bank of Nova Scotia/Scotiabank	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services
BNY - Bank of New York	MBL - Macquarie Bank Limited	TDB - Toronto -Dominion Bank
BOA - Bancamerica Securities/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
BPC - BroadPoint Capital, Inc.	MSC - Morgan Stanley & Co. Inc.
CGM - Citigroup Global Markets	NAT - Natixis
CIB - Canadian Imperial Bank of Commerce	NSI - Normura Securities International Inc
CIT - Citibank, Inc	NTS - Northern Trust Securities
CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2022. The following table details the investments held during the period ended September 30, 2022.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	—	43,885	40,635	17	3,250	1.2
JNL iShares Tactical Moderate Fund	258	23,263	22,904	9	617	0.3
JNL iShares Tactical Moderate Growth Fund	273	43,407	40,140	17	3,540	1.2
JNL/Vanguard Growth ETF Allocation Fund	1,273	48,507	49,685	3	95	—
JNL/Vanguard Moderate ETF Allocation Fund	932	46,219	46,991	2	160	—
JNL/Vanguard Moderate Growth ETF Allocation Fund	459	47,250	47,291	3	418	0.1
JNL Bond Index Fund	172,796	251,689	374,838	350	49,647	4.9
JNL Emerging Markets Index Fund	10,214	68,829	71,854	32	7,189	0.9
JNL International Index Fund	9,154	106,614	108,858	32	6,910	0.4
JNL Mid Cap Index Fund	49,679	222,545	251,788	130	20,436	0.7
JNL Small Cap Index Fund	8,884	200,301	204,005	38	5,180	0.2
JNL Multi-Manager Alternative Fund	228,838	980,221	1,051,388	845	157,671	14.2
JNL Multi-Manager Emerging Markets Equity Fund	44,198	208,677	230,365	97	22,510	2.4
JNL Multi-Manager International Small Cap Fund	17,033	105,692	115,653	31	7,072	1.3
JNL Multi-Manager Mid Cap Fund	52,860	847,663	856,602	226	43,921	3.3
JNL Multi-Manager Small Cap Growth Fund	77,799	1,677,423	1,671,312	372	83,910	4.1
JNL Multi-Manager Small Cap Value Fund	46,869	296,621	292,491	210	50,999	3.5
JNL S&P 500 Index Fund	5,381	83,223	86,005	18	2,599	1.0
JNL/AB Sustainable Global Thematic Fund	—	25,548	24,541	4	1,007	8.9
JNL/AQR Large Cap Defensive Style Fund	18,445	83,251	88,480	93	13,216	3.7
JNL/Baillie Gifford International Growth Fund	14,155	90,988	103,508	24	1,635	0.3
JNL/Baillie Gifford U.S. Equity Growth Fund	1,678	32,858	34,143	2	393	0.6
JNL/BlackRock Global Allocation Fund	527,000	1,281,156	1,529,413	2,424	278,743	9.6
JNL/BlackRock Global Natural Resources Fund	14,866	916,034	905,171	178	25,729	1.9
JNL/BlackRock Large Cap Select Growth Fund	4,752	2,498,609	2,392,701	306	110,660	3.5
JNL/Causeway International Value Select Fund	27,529	1,098,337	1,084,994	198	40,872	3.2
JNL/ClearBridge Large Cap Growth Fund	15,436	451,690	431,231	166	35,895	3.5
JNL/DFA International Core Equity Fund	4,078	92,710	96,771	5	17	—
JNL/DFA U.S. Core Equity Fund	2,782	252,587	253,094	15	2,275	0.2
JNL/DFA U.S. Small Cap Fund	1,241	133,404	132,042	10	2,603	0.6
JNL/DoubleLine Core Fixed Income Fund	81,004	1,776,252	1,802,633	333	54,623	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,500	217,029	220,892	18	1,637	0.3
JNL/DoubleLine Shiller Enhanced CAPE Fund	166,413	783,083	923,475	187	26,021	1.4
JNL/DoubleLine Total Return Fund	39,575	591,876	617,970	373	13,481	0.6
JNL/Fidelity Institutional Asset Management Total Bond Fund	89,435	996,008	924,024	693	161,419	13.2
JNL/First Sentier Global Infrastructure Fund	8,039	218,624	220,766	56	5,897	0.7
JNL/Franklin Templeton Income Fund	46,291	892,872	905,596	121	33,567	2.2
JNL/Goldman Sachs 4 Fund	25,581	704,750	722,017	165	8,314	0.2
JNL/GQG Emerging Markets Equity Fund	23,144	542,986	558,329	115	7,801	1.2
JNL/Harris Oakmark Global Equity Fund	12,505	297,390	300,194	45	9,701	1.5
JNL/Heitman U.S. Focused Real Estate Fund	11,872	122,075	132,214	8	1,733	0.7
JNL/Invesco Diversified Dividend Fund	29,506	487,893	490,010	214	27,389	2.9
JNL/Invesco Global Growth Fund	13,238	225,789	234,752	45	4,275	0.3
JNL/Invesco Small Cap Growth Fund	50,219	655,722	632,131	342	73,810	4.8
JNL/JPMorgan Global Allocation Fund	28,433	532,313	480,708	444	80,038	8.1
JNL/JPMorgan Hedged Equity Fund	40,380	278,911	297,228	61	22,063	3.1
JNL/JPMorgan MidCap Growth Fund	48,558	838,021	799,877	390	86,702	3.4
JNL/JPMorgan U.S. Government & Quality Bond Fund	60,287	677,440	690,226	230	47,501	3.4
JNL/JPMorgan U.S. Value Fund	15,777	402,984	382,998	183	35,763	2.5
JNL/Lazard International Strategic Equity Fund	20,922	258,797	261,682	103	18,037	4.0
JNL/Loomis Sayles Global Growth Fund	6,366	160,386	164,083	13	2,669	0.5
JNL/Lord Abbett Short Duration Income Fund	15,341	579,499	589,535	39	5,305	0.6
JNL/Mellon Communication Services Sector Fund	2,167	56,826	56,861	6	2,132	1.2
JNL/Mellon Consumer Discretionary Sector Fund	2,789	248,508	248,775	15	2,522	0.2
JNL/Mellon Consumer Staples Sector Fund	2,637	333,937	332,801	19	3,773	0.8
JNL/Mellon Dow Index Fund	25,829	220,469	241,175	40	5,123	0.5
JNL/Mellon Energy Sector Fund	2,484	1,433,480	1,429,989	38	5,975	0.3
JNL/Mellon Financial Sector Fund	18,509	550,439	561,325	26	7,623	0.6
JNL/Mellon Healthcare Sector Fund	7,079	544,318	544,843	50	6,554	0.2
JNL/Mellon Industrials Sector Fund	1,133	74,434	75,283	5	284	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Information Technology Sector Fund	10,339	622,697	625,168	42	7,868	0.2
JNL/Mellon Materials Sector Fund	1,494	168,439	169,898	4	35	—
JNL/Mellon Nasdaq 100 Index Fund	55,759	837,089	892,848	116	—	—
JNL/Mellon Real Estate Sector Fund	2,972	133,494	135,973	2	493	0.3
JNL/Mellon S&P 500 Index Fund	57,987	1,262,979	1,206,472	588	114,494	1.2
JNL/Mellon U.S. Stock Market Index Fund	25,272	556,241	568,250	89	13,263	0.3
JNL/Mellon Utilities Sector Fund	1,822	250,648	240,082	30	12,388	2.0
JNL/Mellon World Index Fund	4,564	60,037	58,297	29	6,304	2.0
JNL/MFS Mid Cap Value Fund	33,293	465,548	484,337	89	14,504	0.8
JNL/Morningstar PitchBook Listed Private Equity Index Fund	74	3,017	3,091	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	1,965	120,459	122,424	2	—	—
JNL/Morningstar Wide Moat Index Fund	3,792	220,278	216,768	32	7,302	0.9
JNL/Neuberger Berman Commodity Strategy Fund	8,319	497,599	490,763	165	15,155	4.4
JNL/Neuberger Berman Gold Plus Strategy Fund	—	23,220	21,449	7	1,771	12.2
JNL/Neuberger Berman Strategic Income Fund	72,438	203,042	264,325	16	11,155	1.7
JNL/Newton Equity Income Fund	20,217	732,851	698,394	239	54,674	4.3
JNL/PPM America Floating Rate Income Fund	56,637	319,368	239,258	344	136,747	11.1
JNL/PPM America High Yield Bond Fund	42,829	658,018	679,248	183	21,599	1.6
JNL/PPM America Total Return Fund	41,043	434,784	463,737	109	12,090	0.9
JNL/RAFI Fundamental U.S. Small Cap Fund	8,434	81,991	90,425	8	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	6,578	232,760	234,832	14	4,506	0.2
JNL/T. Rowe Price Balanced Fund	—	12,727	11,879	4	848	0.2
JNL/T. Rowe Price Capital Appreciation Fund	18,681	552,068	567,822	53	2,927	—
JNL/T. Rowe Price Established Growth Fund	2,000	112,296	111,034	15	3,262	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,776	173,519	171,808	14	3,487	0.1
JNL/T. Rowe Price Short-Term Bond Fund	7,609	299,178	302,642	15	4,145	0.2
JNL/T. Rowe Price U.S. High Yield Fund	—	91,192	90,893	7	299	0.1
JNL/T. Rowe Price Value Fund	569	224,322	224,365	12	526	—
JNL/WCM China Quality Growth Fund	—	7,443	7,239	1	204	4.3
JNL/WCM Focused International Equity Fund	69,429	291,243	335,546	187	25,126	2.0
JNL/Westchester Capital Event Driven Fund	5,146	150,818	152,229	11	3,735	2.7
JNL/Western Asset Global Multi-Sector Bond Fund	44,483	483,461	515,210	70	12,734	3.2
JNL/William Blair International Leaders Fund	26,623	472,023	484,545	35	14,101	1.9
JNL/WMC Balanced Fund	652,018	2,559,066	2,657,970	2,431	553,114	6.8
JNL/WMC Equity Income Fund	6,219	625,306	620,903	109	10,622	1.0
JNL/WMC Global Real Estate Fund	4,658	320,594	324,050	23	1,202	0.2
JNL/WMC Value Fund	14,923	438,427	440,164	83	13,186	1.0

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	14,352	52,648	60,469	46	6,531	0.7
JNL/T. Rowe Price Balanced Fund	29,664	52,488	68,683	121	13,469	3.2
JNL/T. Rowe Price Capital Appreciation Fund	1,520,019	3,034,901	4,073,270	5,965	481,650	4.7
JNL/T. Rowe Price Established Growth Fund	207,379	1,957,875	2,234,389	862	38,916	0.5
JNL/T. Rowe Price Mid-Cap Growth Fund	238,943	765,942	803,942	1,788	213,139	4.6
JNL/T. Rowe Price Short-Term Bond Fund	21,546	1,080,162	1,086,624	160	369	—
JNL/T. Rowe Price U.S. High Yield Fund	14,839	385,768	405,380	91	8,715	1.7
JNL/T. Rowe Price Value Fund	18,536	3,457,989	3,050,197	979	315,975	7.1

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended September 30, 2022.

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	32,776	758,968	754,970	220	36,774	13.3
JNL iShares Tactical Moderate Fund	32,722	518,162	510,898	250	39,986	22.0
JNL iShares Tactical Moderate Growth Fund	40,348	804,019	792,395	309	51,972	17.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Vanguard Growth ETF Allocation Fund	346,314	3,582,334	3,817,616	1,274	111,032	6.1
JNL/Vanguard Moderate ETF Allocation Fund	104,451	1,706,370	1,726,469	620	84,352	17.3
JNL/Vanguard Moderate Growth ETF Allocation Fund	210,747	2,413,041	2,538,114	858	85,674	10.5
JNL Bond Index Fund	3,452	40,284	39,273	23	4,463	0.4
JNL Emerging Markets Index Fund	3,198	55,203	53,086	43	5,315	0.7
JNL International Index Fund	3,211	211,924	207,148	106	7,987	0.4
JNL Mid Cap Index Fund	11,790	188,802	184,821	102	15,771	0.6
JNL Small Cap Index Fund	19,907	217,672	215,343	166	22,236	1.0
JNL Multi-Manager Alternative Fund	78	130,158	128,169	33	2,067	0.2
JNL Multi-Manager Emerging Markets Equity Fund	1,435	62,635	62,664	21	1,406	0.2
JNL Multi-Manager International Small Cap Fund	4,974	38,945	40,865	26	3,054	0.6
JNL Multi-Manager Mid Cap Fund	3,487	138,179	119,856	103	21,810	1.6
JNL Multi-Manager Small Cap Growth Fund	32,050	362,571	346,409	349	48,212	2.3
JNL Multi-Manager Small Cap Value Fund	10,564	213,282	202,813	107	21,033	1.4
JNL S&P 500 Index Fund	102	5,897	5,991	1	8	—
JNL/AB Sustainable Global Thematic Fund	—	137	137	—	—	—
JNL/AQR Large Cap Defensive Style Fund	71	12,312	12,364	2	19	—
JNL/Baillie Gifford International Growth Fund	—	55,374	52,496	26	2,878	0.4
JNL/Baillie Gifford U.S. Equity Growth Fund	1,563	36,629	37,121	11	1,071	1.6
JNL/BlackRock Global Allocation Fund	56,501	713,450	723,586	380	46,365	1.6
JNL/BlackRock Global Natural Resources Fund	1,477	610,459	549,297	254	62,639	4.7
JNL/BlackRock Large Cap Select Growth Fund	—	199,203	199,203	27	—	—
JNL/Causeway International Value Select Fund	40,806	268,064	308,426	85	444	—
JNL/ClearBridge Large Cap Growth Fund	16,719	81,228	97,947	6	—	—
JNL/DFA International Core Equity Fund	1,630	35,023	32,202	21	4,451	2.5
JNL/DFA U.S. Core Equity Fund	992	29,288	29,319	16	961	0.1
JNL/DFA U.S. Small Cap Fund	2,801	33,376	33,902	27	2,275	0.5
JNL/DoubleLine Core Fixed Income Fund	9,546	1,176,641	1,177,382	190	8,805	0.3
JNL/DoubleLine Emerging Markets Fixed Income Fund	11,100	147,439	135,456	84	23,083	3.8
JNL/DoubleLine Total Return Fund	—	99,953	99,953	7	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	3,874	242,625	241,168	72	5,331	0.4
JNL/First Sentier Global Infrastructure Fund	15,990	312,643	328,633	71	—	—
JNL/Franklin Templeton Income Fund	28,022	270,449	258,467	319	40,004	2.6
JNL/Goldman Sachs 4 Fund	23,015	200,748	223,763	38	—	—
JNL/GQG Emerging Markets Equity Fund	—	60,215	60,215	13	—	—
JNL/Harris Oakmark Global Equity Fund	—	36,607	36,607	8	—	—
JNL/Heitman U.S. Focused Real Estate Fund	427	40,031	35,191	25	5,267	2.2
JNL/Invesco Global Growth Fund	—	79,616	50,888	45	28,728	2.2
JNL/Invesco Small Cap Growth Fund	11,063	147,980	159,029	72	14	—
JNL/JPMorgan Global Allocation Fund	10,813	76,163	83,717	36	3,259	0.3
JNL/JPMorgan MidCap Growth Fund	1,478	101,872	103,350	13	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	—	17,587	13,349	8	4,238	0.3
JNL/Lazard International Strategic Equity Fund	—	99,439	84,840	36	14,599	3.3
JNL/Lord Abbett Short Duration Income Fund	31,236	118,820	147,211	47	2,845	0.3
JNL/Mellon Communication Services Sector Fund	2,781	18,571	20,166	9	1,186	0.7
JNL/Mellon Consumer Discretionary Sector Fund	17,459	97,414	104,498	87	10,375	0.9
JNL/Mellon Consumer Staples Sector Fund	1,138	9,246	9,152	9	1,232	0.3
JNL/Mellon Dow Index Fund	—	35,031	35,031	14	—	—
JNL/Mellon Energy Sector Fund	—	118,152	117,582	32	570	—
JNL/Mellon Financial Sector Fund	1,111	30,624	29,464	17	2,271	0.2
JNL/Mellon Healthcare Sector Fund	6,187	70,702	70,188	38	6,701	0.2
JNL/Mellon Industrials Sector Fund	1,264	13,823	14,898	5	189	0.1
JNL/Mellon Information Technology Sector Fund	12,397	75,012	80,332	46	7,077	0.2
JNL/Mellon Materials Sector Fund	704	10,554	11,258	1	—	—
JNL/Mellon Nasdaq 100 Index Fund	5,137	138,771	126,825	135	17,083	0.4
JNL/Mellon Real Estate Sector Fund	903	17,926	17,297	5	1,532	0.8
JNL/Mellon S&P 500 Index Fund	154,153	1,981,256	1,974,819	913	160,590	1.6
JNL/Mellon U.S. Stock Market Index Fund	17,514	124,292	128,070	104	13,736	0.3
JNL/Mellon Utilities Sector Fund	—	22,672	20,783	10	1,889	0.3
JNL/Mellon World Index Fund	1,124	29,361	24,896	16	5,589	1.7
JNL/MFS Mid Cap Value Fund	19,216	17,604	36,820	6	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	1	953	934	—	20	0.3
JNL/Morningstar U.S. Sustainability Index Fund	422	6,438	6,717	2	143	0.1
JNL/Morningstar Wide Moat Index Fund	—	44,654	44,654	8	—	—
JNL/Neuberger Berman Strategic Income Fund	12,236	75,702	75,801	139	12,137	1.8
JNL/Newton Equity Income Fund	82	97,559	96,763	21	878	0.1
JNL/PIMCO Income Fund	4,940	72,302	70,245	42	6,997	0.5
JNL/PIMCO Investment Grade Credit Bond Fund	3,220	68,790	67,186	52	4,824	0.4
JNL/PIMCO Real Return Fund	—	2,569	2,569	—	—	—
JNL/PPM America High Yield Bond Fund	33,094	225,468	202,583	396	55,979	4.1
JNL/PPM America Total Return Fund	5,088	219,386	215,803	85	8,671	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/RAFI Fundamental U.S. Small Cap Fund	1,486	34,783	34,613	19	1,656	0.4
JNL/RAFI Multi-Factor U.S. Equity Fund	8,759	91,942	97,875	34	2,826	0.1
JNL/T. Rowe Price Balanced Fund	4,991	43,881	42,791	33	6,081	1.4
JNL/T. Rowe Price Capital Appreciation Fund	8,048	526,770	494,673	402	40,145	0.4
JNL/T. Rowe Price Established Growth Fund	—	486,771	467,173	352	19,598	0.3
JNL/T. Rowe Price Mid-Cap Growth Fund	36,864	226,684	254,687	121	8,861	0.2
JNL/T. Rowe Price Short-Term Bond Fund	19,376	635,847	637,539	158	17,684	1.0
JNL/T. Rowe Price U.S. High Yield Fund	53,550	154,681	186,461	261	21,770	4.2
JNL/T. Rowe Price Value Fund	21,957	125,598	147,555	44	—	—
JNL/WCM Focused International Equity Fund	—	181,324	181,324	68	—	—
JNL/Western Asset Global Multi-Sector Bond Fund	1,159	21,609	22,683	5	85	—
JNL/William Blair International Leaders Fund	—	18,348	18,348	4	—	—
JNL/WMC Balanced Fund	21,553	619,787	638,600	102	2,740	—
JNL/WMC Equity Income Fund	8,156	64,151	51,084	49	21,223	1.9
JNL/WMC Global Real Estate Fund	429	94,781	94,064	57	1,146	0.2
JNL/WMC Value Fund	—	33,858	33,858	1	—	—

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust's ("Trust") valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2022:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,671	—	—	316	103	(4,343)	4,747[3]	316
JNL/DoubleLine Total Return Fund
Government and Agency Obligations	—	25,075[4]	(25,075)[4]	—	—	—	—	—
JNL/First Sentier Global Infrastructure Fund
Common Stocks	—	19,396[5]	(19,396)[5]	—	—	—	—	—
JNL/WCM China Quality Growth Fund
Common Stocks	—	83[6]	(83)[6]	—	—	—	—	—
JNL/WCM Focused International Equity Fund
Common Stocks	—	33,874[7]	(33,874)[7]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	3,408	—	—	116	2,397	(1,840)	4,081[8]	116

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2022.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2022 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2022.

Valuation Technique	Unobservable Input	Range (Weighted Average)
Multiple Broker Quote	Daily Trading Activity	(3.65-3.78)

4  During the period, the valuation of the government and agency obligations held in JNL/DoubleLine Total Return Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using a single broker quote and considered a Level 3 valuation.

5 During the period, the valuation of common stocks held in JNL/First Sentier Global Infrastructure Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price and considered a Level 3 valuation.

6 During the period, the valuation of common stocks held in JNL/WCM China Quality Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price and considered a Level 3 valuation.

7 During the period, the valuation of common stocks held in JNL/WCM Focused International Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price and considered a Level 3 valuation.

8  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at September 30, 2022.

Valuation Technique	Unobservable Input	Range (Weighted Average)
Multiple Broker Quote	Daily Trading Activity	(3.65-3.78)

† Unobservable inputs were weighted by the relative fair value of the instruments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2022

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.